DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
P.L.C.	Public Limited Company
SA	Special Assessment
BAM	Build America Mutual
CP	Certificate Participation
GDR	Global Depositary Receipt
ST	Special Tax
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
GO	General Obligation
MN CRED PROG	Minnesota School District Credit Program
RB	Revenue Bond
SD CRED PROG	School District Credit Program
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
RN	Revenue Note
ETM	Escrowed to Maturity
SCH BD GTY	School Bond Guaranty
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
JPY	Japanese Yen

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.

CONTINUED
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

T.A. U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (7.3%)
	Activision Blizzard, Inc.	161,228	$14,671,748
	Alaska Communications Systems Group, Inc.	13,864	45,474
*	Alphabet, Inc., Class A	41,205	75,296,369
*	Alphabet, Inc., Class C	42,114	77,310,354
*	Altice USA, Inc., Class A	213,172	7,582,528
#*	AMC Networks, Inc., Class A	31,948	1,578,870
#*	ANGI Homeservices, Inc., Class A	24,480	342,230
#*	Anterix, Inc.	14,918	541,225
	AT&T, Inc.	1,788,149	51,194,706
	ATN International, Inc.	22,127	955,444
*	Ballantyne Strong, Inc.	2,943	5,827
#*	Bandwidth, Inc., Class A	1,738	309,607
*	Boingo Wireless, Inc.	43,754	504,921
#*	Boston Omaha Corp., Class A	673	18,373
	Cable One, Inc.	4,983	9,966,000
*	Cargurus, Inc.	20,700	605,475
*	Cars.com, Inc.	63,426	736,376
*	Charter Communications, Inc., Class A	59,771	36,314,469
*	Cincinnati Bell, Inc.	36,332	553,700
#	Cinemark Holdings, Inc.	110,731	2,241,195
	Cogent Communications Holdings, Inc.	34,353	1,956,403
	Comcast Corp., Class A	1,661,011	82,336,315
*	comScore, Inc.	62,078	198,029
*	Consolidated Communications Holdings, Inc.	59,053	360,519
#*	Cumulus Media, Inc., Class A	11,924	103,500
*	Daily Journal Corp.	200	66,800
*	DHI Group, Inc.	38,113	95,282
#*	Discovery, Inc., Class A	93,472	3,871,610
*	Discovery, Inc., Class B	1,077	48,390
*	Discovery, Inc., Class C	171,482	6,007,014
*	DISH Network Corp., Class A	118,079	3,426,653
	Electronic Arts, Inc.	53,397	7,646,450
#	Emerald Holding, Inc.	39,411	160,009
	Entercom Communications Corp., Class A	74,569	346,746
	Entravision Communications Corp., Class A	50,372	161,190
	EW Scripps Co. (The), Class A	77,469	1,147,316
*	Facebook, Inc., Class A	392,789	101,469,182
*	Fluent, Inc.	15,919	86,281
#	Fox Corp., Class A	147,216	4,590,195
*	Fox Corp., Class B	106,087	3,170,940
#*	Gaia, Inc.	6,465	59,090
#*	Gannett Co., Inc.	96,910	434,157
*	Glu Mobile, Inc.	89,155	785,456
*	Gray Television, Inc.	103,312	1,761,470
*	Gray Television, Inc., Class A	2,241	36,976
*	Hemisphere Media Group, Inc.	17,209	179,662
*	IAC/InterActiveCorp	23,360	4,904,432
*	IDT Corp., Class B	23,898	335,289
#*	IMAX Corp.	55,343	1,045,983
	Interpublic Group of Cos., Inc. (The)	284,993	6,859,782
*	Iridium Communications, Inc.	61,985	3,054,001
	John Wiley & Sons, Inc., Class A	43,611	1,989,098
	John Wiley & Sons, Inc., Class B	2,517	119,255
*	Liberty Broadband Corp.	145	21,721

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class A	12,570	$1,824,787
*	Liberty Broadband Corp., Class C	100,050	14,612,302
*	Liberty Latin America, Ltd., Class C	120,350	1,190,261
#*	Liberty Media Corp.-Liberty Braves, Class A	6,772	185,282
*	Liberty Media Corp.-Liberty Braves, Class B	58	2,094
*	Liberty Media Corp.-Liberty Braves, Class C	35,280	944,798
*	Liberty Media Corp.-Liberty Formula One, Class A	12,931	468,749
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	5,688
*	Liberty Media Corp.-Liberty Formula One, Class C	104,791	4,215,742
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,929,044
*	Liberty Media Corp.-Liberty SiriusXM, Class B	581	24,501
*	Liberty Media Corp.-Liberty SiriusXM, Class C	110,221	4,470,564
*	Liberty TripAdvisor Holdings, Inc., Class A	56,826	231,850
#*	Lions Gate Entertainment Corp., Class A	72,225	1,010,428
*	Lions Gate Entertainment Corp., Class B	85,834	1,060,908
#*	Live Nation Entertainment, Inc.	90,610	6,021,034
#	Loral Space & Communications, Inc.	13,810	350,774
	Lumen Technologies, Inc.	785,406	9,723,326
*	Madison Square Garden Entertainment Corp.	15,108	1,340,835
#	Marcus Corp. (The)	21,754	382,870
#*	Match Group, Inc.	77,465	10,834,255
#*	Mediaco Holding, Inc., Class A	312	1,098
	Meredith Corp.	37,978	832,858
#*	MSG Networks, Inc., Class A	38,776	669,662
	National CineMedia, Inc.	46,161	192,261
*	Netflix, Inc.	22,694	12,082,059
	New York Times Co. (The), Class A	130,603	6,476,603
	News Corp., Class A	245,024	4,753,466
	News Corp., Class B	113,933	2,151,055
	Nexstar Media Group, Inc., Class A	40,471	4,600,339
	Omnicom Group, Inc.	98,476	6,142,933
*	ORBCOMM, Inc.	67,273	503,875
*	QuinStreet, Inc.	42,903	908,257
*	Reading International, Inc., Class A	17,935	101,333
*	Roku, Inc.	682	265,318
	Saga Communications, Inc., Class A	1,505	33,862
	Scholastic Corp.	30,604	788,665
	Shenandoah Telecommunications Co.	81,706	3,175,912
#	Sirius XM Holdings, Inc.	224,186	1,403,404
#*	Snap, Inc., Class A	80,581	4,265,958
	Spok Holdings, Inc.	19,425	216,006
*	Take-Two Interactive Software, Inc.	42,835	8,586,276
*	TechTarget, Inc.	23,010	1,718,847
	TEGNA, Inc.	271,455	4,351,424
	Telephone and Data Systems, Inc.	116,239	2,179,481
*	T-Mobile US, Inc.	152,563	19,235,143
	Townsquare Media, Inc., Class A	6,660	66,467
*	Travelzoo	6,559	72,215
	Tribune Publishing Co.	38,843	567,496
*	TripAdvisor, Inc.	61,043	1,890,502
*	TrueCar, Inc.	101,942	456,700
*	Twitter, Inc.	137,314	6,938,476
*	United States Cellular Corp.	22,805	711,060
	Verizon Communications, Inc.	1,431,638	78,382,180
	ViacomCBS, Inc., Class A	5,950	289,527
	ViacomCBS, Inc., Class B	190,371	9,232,993
*	Vonage Holdings Corp.	203,929	2,545,034
*	Walt Disney Co. (The)	279,758	47,046,903
	World Wrestling Entertainment, Inc., Class A	32,279	1,818,276

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	31,816	$1,036,883
*	Zedge, Inc., Class B	1,151	8,368
*	Zillow Group, Inc., Class A	33,294	4,618,544
#*	Zillow Group, Inc., Class C	67,984	8,869,193
#*	Zynga, Inc., Class A	715,494	7,090,546
TOTAL COMMUNICATION SERVICES			837,717,637
CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	39,679	1,219,336
*	Aaron's Co., Inc. (The)	36,563	619,377
	Abercrombie & Fitch Co., Class A	70,398	1,624,082
	Acushnet Holdings Corp.	70,854	2,892,260
*	Adient P.L.C.	88,277	2,850,464
*	Adtalem Global Education, Inc.	59,364	2,290,857
	Advance Auto Parts, Inc.	24,628	3,673,020
*	Amazon.com, Inc.	77,547	248,631,191
	AMCON Distributing Co.	116	12,992
*	American Axle & Manufacturing Holdings, Inc.	106,508	938,335
#	American Eagle Outfitters, Inc.	186,291	4,226,943
*	American Outdoor Brands, Inc.	15,450	293,241
*	American Public Education, Inc.	17,018	489,778
*	America's Car-Mart, Inc.	9,076	1,078,047
	Aptiv P.L.C.	140,066	18,712,818
	Aramark	172,862	5,927,438
	Ark Restaurants Corp.	2,015	37,318
*	Asbury Automotive Group, Inc.	23,496	3,350,765
*	At Home Group, Inc.	31,738	773,455
	Autoliv, Inc.	74,686	6,625,395
*	AutoNation, Inc.	100,382	7,155,229
*	AutoZone, Inc.	4,440	4,965,563
	Bally's Corp.	1,920	100,762
*	Barnes & Noble Education, Inc.	36,311	212,782
	Bassett Furniture Industries, Inc.	6,115	118,509
*	BBQ Holdings, Inc.	5,581	36,277
*	Beazer Homes USA, Inc.	35,211	585,207
#	Bed Bath & Beyond, Inc.	142,052	5,018,697
	Best Buy Co., Inc.	256,123	27,871,305
	Big 5 Sporting Goods Corp.	9,804	127,648
#	Big Lots, Inc.	44,501	2,655,820
*	Biglari Holdings, Inc., Class A	117	66,816
*	Biglari Holdings, Inc., Class B	1,670	191,616
#*	BJ's Restaurants, Inc.	22,963	1,073,291
	Bloomin' Brands, Inc.	96,966	2,043,074
	Bluegreen Vacations Holding Corp.	5,541	72,532
*	Booking Holdings, Inc.	11,405	22,175,084
#*	Boot Barn Holdings, Inc.	32,279	1,847,650
	BorgWarner, Inc.	172,140	7,228,159
	Bowl America, Inc., Class A	1,280	12,339
	Boyd Gaming Corp.	22,632	1,022,061
*	Bright Horizons Family Solutions, Inc.	35,847	5,447,669
	Brinker International, Inc.	27,220	1,602,714
	Brunswick Corp.	88,416	7,644,447
	Buckle, Inc. (The)	54,098	2,127,133
#*	Build-A-Bear Workshop, Inc.	11,684	65,547
*	Burlington Stores, Inc.	27,424	6,825,834
*	Caesars Entertainment, Inc.	6,362	447,821
	Caleres, Inc.	35,648	538,641
#	Callaway Golf Co.	109,918	3,065,613
	Canterbury Park Holding Corp.	200	2,690

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Capri Holdings, Ltd.	131,641	$5,484,164
*	CarMax, Inc.	88,512	10,424,943
	Carnival Corp.	154,701	2,888,268
	Carriage Services, Inc.	20,052	664,122
*	Carrols Restaurant Group, Inc.	49,762	305,539
#	Carter's, Inc.	37,541	3,305,110
*	Carvana Co.	3,633	948,903
	Cato Corp. (The), Class A	20,869	237,281
*	Cavco Industries, Inc.	8,548	1,612,666
*	Century Communities, Inc.	35,383	1,660,878
#	Cheesecake Factory, Inc. (The)	52,283	2,351,167
#*	Chegg, Inc.	16,629	1,584,079
#	Chico's FAS, Inc.	33,216	73,407
#	Children's Place, Inc. (The)	16,901	1,241,716
*	Chipotle Mexican Grill, Inc.	7,581	11,219,880
#	Choice Hotels International, Inc.	26,042	2,620,867
	Churchill Downs, Inc.	11,091	2,079,008
*	Chuy's Holdings, Inc.	19,205	673,711
	Citi Trends, Inc.	13,513	797,267
#	Clarus Corp.	29,630	475,858
	Collectors Universe, Inc.	5,144	469,699
#	Columbia Sportswear Co.	53,468	4,676,311
*	Conn's, Inc.	27,391	430,860
#*	Container Store Group, Inc. (The)	47,455	646,812
	Cooper Tire & Rubber Co.	56,375	2,071,781
*	Cooper-Standard Holdings, Inc.	15,948	486,573
	Core-Mark Holding Co., Inc.	42,370	1,299,488
	Cracker Barrel Old Country Store, Inc.	26,862	3,634,697
*	Crocs, Inc.	61,394	4,298,808
	Culp, Inc.	11,601	179,003
	Dana, Inc.	162,169	3,139,592
	Darden Restaurants, Inc.	75,481	8,822,974
#	Dave & Buster's Entertainment, Inc.	34,297	1,166,784
*	Deckers Outdoor Corp.	32,868	9,596,799
*	Del Taco Restaurants, Inc.	42,325	407,166
*	Delta Apparel, Inc.	6,871	137,557
#*	Denny's Corp.	41,073	646,078
#	Designer Brands, Inc., Class A	60,421	740,157
#	Dick's Sporting Goods, Inc.	72,849	4,881,611
	Dillard's, Inc., Class A	39,857	3,499,843
	Dollar General Corp.	67,914	13,216,744
*	Dollar Tree, Inc.	118,193	12,015,500
	Domino's Pizza, Inc.	19,800	7,341,048
*	Dorman Products, Inc.	30,226	2,745,428
	DR Horton, Inc.	193,224	14,839,603
#*	Duluth Holdings, Inc., Class B	5,670	70,705
	eBay, Inc.	248,489	14,042,113
	Educational Development Corp.	2,000	27,100
*	El Pollo Loco Holdings, Inc.	39,367	801,118
	Escalade, Inc.	11,525	240,296
	Ethan Allen Interiors, Inc.	23,646	559,228
*	Etsy, Inc.	29,729	5,918,747
*	Everi Holdings, Inc.	19,215	251,332
	Expedia Group, Inc.	41,743	5,180,306
	Extended Stay America, Inc.	198,863	2,919,309
*	Fiesta Restaurant Group, Inc.	24,407	367,569
#*	Five Below, Inc.	37,623	6,611,490
	Flexsteel Industries, Inc.	6,129	209,121
*	Floor & Decor Holdings, Inc., Class A	17,200	1,583,604

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Foot Locker, Inc.	98,355	$4,309,916
	Ford Motor Co.	1,775,840	18,699,595
#*	Fossil Group, Inc.	33,192	481,284
*	Fox Factory Holding Corp.	47,362	5,666,390
*	frontdoor, Inc.	50,212	2,763,668
*	Full House Resorts, Inc.	6,121	34,890
#*	Funko, Inc., Class A	26,688	318,922
*	Gap, Inc. (The)	256,746	5,199,106
	Garmin, Ltd.	60,621	6,962,928
	General Motors Co.	523,518	26,531,892
*	Genesco, Inc.	14,755	572,642
	Gentex Corp.	313,552	10,362,894
*	Gentherm, Inc.	38,145	2,336,763
	Genuine Parts Co.	73,397	6,890,510
#*	G-III Apparel Group, Ltd.	45,354	1,226,372
	Goodyear Tire & Rubber Co. (The)	219,094	2,311,442
#*	GoPro, Inc., Class A	15,672	140,264
	Graham Holdings Co., Class B	4,575	2,599,103
*	Grand Canyon Education, Inc.	43,026	3,654,628
*	Green Brick Partners, Inc.	5,961	118,624
	Group 1 Automotive, Inc.	20,614	2,836,899
*	GrubHub, Inc.	46,987	3,536,711
#	Guess?, Inc.	76,328	1,772,336
#	H&R Block, Inc.	89,975	1,550,269
	Hamilton Beach Brands Holding Co., Class A	12,308	236,191
#	Hanesbrands, Inc.	278,947	4,265,100
	Harley-Davidson, Inc.	148,664	5,959,940
	Hasbro, Inc.	27,573	2,586,899
	Haverty Furniture Cos., Inc.	19,590	640,397
	Haverty Furniture Cos., Inc., Class A	717	23,471
*	Helen of Troy, Ltd.	27,618	6,745,696
#*	Hibbett Sports, Inc.	19,448	1,097,840
*	Hilton Grand Vacations, Inc.	70,630	2,099,124
	Hilton Worldwide Holdings, Inc.	75,224	7,626,961
	Home Depot, Inc. (The)	122,083	33,062,518
	Hooker Furniture Corp.	13,297	400,639
*	Horizon Global Corp.	8,128	77,053
#*	Houghton Mifflin Harcourt Co.	118,315	583,293
#	Hyatt Hotels Corp., Class A	26,807	1,760,148
*	Installed Building Products, Inc.	27,223	2,856,509
#	International Game Technology P.L.C.	48,760	785,524
#*	iRobot Corp.	26,507	3,183,491
*	J Alexander's Holdings, Inc.	10,076	73,958
	Jack in the Box, Inc.	24,776	2,332,413
	Johnson Outdoors, Inc., Class A	8,983	979,416
	KB Home	49,212	2,049,188
	Kohl's Corp.	148,352	6,536,389
#	Kontoor Brands, Inc.	7,637	275,848
	L Brands, Inc.	43,142	1,758,468
*	Lakeland Industries, Inc.	3,363	93,491
#*	Lands' End, Inc.	31,663	874,215
	Las Vegas Sands Corp.	72,657	3,494,075
*	Laureate Education, Inc., Class A	21,780	283,358
	La-Z-Boy, Inc.	51,644	1,999,656
	LCI Industries	29,143	3,770,521
*	Leaf Group, Ltd.	27,296	147,398
	Lear Corp.	56,080	8,454,621
	Leggett & Platt, Inc.	96,376	3,951,416
	Lennar Corp., Class A	129,730	10,787,049

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	14,378	$962,463
#*	LGI Homes, Inc.	26,671	2,846,062
	Lifetime Brands, Inc.	16,644	231,352
#*	Lindblad Expeditions Holdings, Inc.	4,692	73,664
*	Liquidity Services, Inc.	28,323	552,865
	Lithia Motors, Inc., Class A	25,926	8,262,098
*	LKQ Corp.	164,429	5,769,814
	Lowe's Cos., Inc.	216,161	36,066,463
*	Lululemon Athletica, Inc.	33,668	11,065,998
*	Lumber Liquidators Holdings, Inc.	26,295	735,208
*	M/I Homes, Inc.	25,779	1,272,709
#	Macy's, Inc.	263,458	3,962,408
#*	Magnite, Inc.	69,239	2,398,439
*	Malibu Boats, Inc., Class A	22,934	1,607,903
	Marine Products Corp.	10,739	174,831
*	MarineMax, Inc.	27,533	1,151,705
	Marriott International, Inc., Class A	60,831	7,075,254
	Marriott Vacations Worldwide Corp.	41,909	5,144,749
*	MasterCraft Boat Holdings, Inc.	23,269	594,058
#*	Mattel, Inc.	128,891	2,335,505
	McDonald's Corp.	100,382	20,863,395
	MDC Holdings, Inc.	70,739	3,679,843
»	Media General, Inc.	38,671	3,627
*	Meritage Homes Corp.	41,802	3,355,029
	MGM Resorts International	191,385	5,465,956
#*	Michaels Cos., Inc. (The)	27,245	422,297
*	Modine Manufacturing Co.	48,093	603,567
*	Mohawk Industries, Inc.	36,427	5,230,917
*	Monarch Casino & Resort, Inc.	1,439	76,051
	Monro, Inc.	32,253	1,885,833
#*	Motorcar Parts of America, Inc.	21,278	481,521
	Movado Group, Inc.	15,583	321,945
	Murphy USA, Inc.	49,255	6,135,695
	Nathan's Famous, Inc.	4,377	242,967
#*	National Vision Holdings, Inc.	74,988	3,477,194
#*	Nautilus, Inc.	30,375	744,491
*	New Home Co., Inc. (The)	11,494	60,458
	Newell Brands, Inc.	246,142	5,912,331
	NIKE, Inc., Class B	250,218	33,426,623
	Nobility Homes, Inc.	1,152	29,088
*	Norwegian Cruise Line Holdings, Ltd.	88,068	1,994,740
*	NVR, Inc.	2,379	10,578,176
	ODP Corp. (The)	37,116	1,584,482
#*	Ollie's Bargain Outlet Holdings, Inc.	34,873	3,303,519
*	O'Reilly Automotive, Inc.	30,530	12,989,599
	Oxford Industries, Inc.	19,815	1,292,731
	Papa John's International, Inc.	28,426	2,907,411
	Patrick Industries, Inc.	38,092	2,630,634
#*	Penn National Gaming, Inc.	54,592	5,662,282
	Penske Automotive Group, Inc.	91,715	5,488,226
*	Perdoceo Education Corp.	93,246	1,103,100
#	PetMed Express, Inc.	22,786	870,425
*	Planet Fitness, Inc., Class A	61,537	4,430,664
*	Playa Hotels & Resorts NV	34,338	182,678
*	PlayAGS, Inc.	9,406	48,441
	Polaris, Inc.	48,416	5,648,695
	Pool Corp.	26,644	9,436,772
*	Potbelly Corp.	22,742	122,579
	PulteGroup, Inc.	222,118	9,662,133

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Purple Innovation, Inc.	2,464	$83,875
	PVH Corp.	51,995	4,433,094
*	Quotient Technology, Inc.	79,568	704,972
	Qurate Retail, Inc., Class A	297,097	3,743,422
	Ralph Lauren Corp.	23,371	2,361,640
	RCI Hospitality Holdings, Inc.	12,873	495,353
#*	Red Lion Hotels Corp.	20,113	68,384
*	Red Robin Gourmet Burgers, Inc.	12,544	328,527
	Red Rock Resorts, Inc., Class A	57,785	1,356,792
#*	Regis Corp.	34,091	323,524
	Rent-A-Center, Inc.	62,073	2,687,761
*	Revolve Group, Inc.	8,803	327,119
#*	RH	13,143	6,247,656
	Rocky Brands, Inc.	6,987	240,772
	Ross Stores, Inc.	102,929	11,454,968
	Royal Caribbean Cruises, Ltd.	94,154	6,120,010
#	Ruth's Hospitality Group, Inc.	33,216	604,199
#*	Sally Beauty Holdings, Inc.	65,436	988,084
*	Scientific Games Corp., Class A	41,282	1,619,080
*	SeaWorld Entertainment, Inc.	88,324	2,523,417
*	Select Interior Concepts, Inc., Class A	19,070	142,453
	Service Corp. International	146,578	7,391,929
#*	Shake Shack, Inc., Class A	17,980	2,039,292
#	Shoe Carnival, Inc.	15,924	748,269
#	Shutterstock, Inc.	24,772	1,609,932
#	Signet Jewelers, Ltd.	58,728	2,385,531
	Six Flags Entertainment Corp.	6,284	214,913
*	Skechers U.S.A., Inc., Class A	110,656	3,815,419
*	Skyline Champion Corp.	52,978	1,781,650
*	Sleep Number Corp.	33,780	3,639,457
#	Smith & Wesson Brands, Inc.	61,801	1,023,425
	Sonic Automotive, Inc., Class A	34,417	1,408,688
*	Sonos, Inc.	20,756	542,769
*	Sportsman's Warehouse Holdings, Inc.	51,045	894,308
*	Stamps.com, Inc.	17,562	4,009,580
	Standard Motor Products, Inc.	22,348	876,712
	Starbucks Corp.	157,732	15,270,035
	Steven Madden, Ltd.	90,467	3,039,691
*	Stoneridge, Inc.	49,402	1,356,085
	Strategic Education, Inc.	22,913	2,024,822
	Strattec Security Corp.	3,604	197,319
*	Stride, Inc.	47,453	1,221,915
	Superior Group of Cos, Inc.	13,632	311,219
#*	Superior Industries International, Inc.	20,013	92,460
	Tapestry, Inc.	151,093	4,777,561
	Target Corp.	206,306	37,376,458
*	Taylor Morrison Home Corp.	145,393	3,777,310
*	Tempur Sealy International, Inc.	194,164	5,125,930
#*	Tenneco, Inc., Class A	37,974	383,537
*	Terminix Global Holdings, Inc.	100,425	4,788,264
*	Tesla, Inc.	35,455	28,134,606
	Texas Roadhouse, Inc.	63,815	4,863,341
	Thor Industries, Inc.	36,631	4,432,717
	Tilly's, Inc., Class A	20,768	203,526
	TJX Cos., Inc. (The)	301,990	19,339,440
	Toll Brothers, Inc.	117,304	5,994,234
*	TopBuild Corp.	38,827	7,763,459
	Tractor Supply Co.	66,001	9,354,982
*	TravelCenters of America, Inc.	5,314	146,082

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tri Pointe Homes, Inc.	148,256	$2,994,771
*	Ulta Beauty, Inc.	32,508	9,094,438
#*	Under Armour, Inc., Class A	74,788	1,308,790
*	Under Armour, Inc., Class C	104,748	1,568,078
*	Unifi, Inc.	17,345	415,413
#*	Unique Fabricating, Inc.	1,260	8,694
*	Universal Electronics, Inc.	13,600	737,664
*	Universal Technical Institute, Inc.	18,857	114,651
*	Urban Outfitters, Inc.	109,921	3,015,133
	Vail Resorts, Inc.	26,307	6,996,610
#*	Veoneer, Inc.	32,952	866,308
*	Vera Bradley, Inc.	31,254	264,096
	VF Corp.	99,123	7,619,585
*	Vince Holding Corp.	1,616	13,235
*	Vista Outdoor, Inc.	58,666	1,711,287
*	Visteon Corp.	31,435	4,007,334
*	VOXX International Corp.	14,866	277,697
#*	Wayfair, Inc., Class A	15,225	4,146,072
	Wendy's Co. (The)	265,103	5,408,101
	Weyco Group, Inc.	8,909	153,769
	Whirlpool Corp.	45,565	8,433,626
#	Williams-Sonoma, Inc.	86,541	11,156,866
	Wingstop, Inc.	20,623	3,094,481
	Winmark Corp.	2,732	466,161
	Winnebago Industries, Inc.	37,749	2,606,946
	Wolverine World Wide, Inc.	91,834	2,630,126
#*	WW International, Inc.	33,086	878,764
	Wyndham Destinations, Inc.	48,100	2,127,944
	Wyndham Hotels & Resorts, Inc.	74,421	4,329,070
	Wynn Resorts, Ltd.	45,172	4,495,969
*	YETI Holdings, Inc.	22,114	1,455,543
	Yum! Brands, Inc.	33,855	3,435,944
*	ZAGG, Inc.	28,536	118,710
*	Zovio, Inc.	27,482	140,708
*	Zumiez, Inc.	30,009	1,292,788
TOTAL CONSUMER DISCRETIONARY			1,443,404,756
CONSUMER STAPLES — (5.5%)
	Alico, Inc.	7,482	222,215
	Altria Group, Inc.	453,438	18,627,233
	Andersons, Inc. (The)	31,147	716,381
	Archer-Daniels-Midland Co.	214,400	10,722,144
#	B&G Foods, Inc.	71,852	2,736,124
#*	BJ's Wholesale Club Holdings, Inc.	74,060	3,115,704
*	Boston Beer Co., Inc. (The), Class A	8,799	8,067,715
*	Bridgford Foods Corp.	2,509	42,026
	Brown-Forman Corp., Class A	13,786	911,530
	Brown-Forman Corp., Class B	108,606	7,783,792
	Bunge, Ltd.	99,617	6,518,936
	Calavo Growers, Inc.	17,713	1,348,845
*	Cal-Maine Foods, Inc.	42,534	1,630,754
	Campbell Soup Co.	124,514	5,990,369
	Casey's General Stores, Inc.	46,673	8,750,254
*	Central Garden & Pet Co.	13,355	564,783
*	Central Garden & Pet Co., Class A	49,190	1,918,410
*	Chefs' Warehouse, Inc. (The)	28,528	778,529
	Church & Dwight Co., Inc.	73,376	6,195,136
	Clorox Co. (The)	47,674	9,985,796
	Coca-Cola Co. (The)	900,750	43,371,112

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Consolidated, Inc.	9,711	$2,591,477
	Colgate-Palmolive Co.	97,408	7,597,824
	Conagra Brands, Inc.	185,912	6,432,555
	Constellation Brands, Inc., Class A	46,984	9,910,335
	Costco Wholesale Corp.	80,474	28,361,452
#	Coty, Inc., Class A	402,862	2,566,231
*	Darling Ingredients, Inc.	160,581	9,957,628
	Edgewell Personal Care Co.	61,865	2,066,291
*	elf Beauty, Inc.	43,720	951,347
#	Energizer Holdings, Inc.	14,447	633,356
	Estee Lauder Cos., Inc. (The), Class A	53,060	12,556,649
*	Farmer Bros Co.	16,362	85,737
	Flowers Foods, Inc.	238,838	5,483,720
#	Fresh Del Monte Produce, Inc.	53,816	1,316,878
*	Freshpet, Inc.	1,386	193,084
	General Mills, Inc.	172,543	10,024,748
#*	Grocery Outlet Holding Corp.	3,390	144,719
#*	Hain Celestial Group, Inc. (The)	88,404	3,676,280
*	Herbalife Nutrition, Ltd.	69,394	3,536,318
	Hershey Co. (The)	48,382	7,036,678
#	Hormel Foods Corp.	155,518	7,287,573
*	Hostess Brands, Inc.	140,301	2,153,620
	Ingles Markets, Inc., Class A	16,505	784,978
	Ingredion, Inc.	63,426	4,786,760
	Inter Parfums, Inc.	29,381	1,826,911
#	J&J Snack Foods Corp.	19,034	2,905,730
	JM Smucker Co. (The)	49,076	5,712,937
	John B. Sanfilippo & Son, Inc.	10,470	842,102
	Kellogg Co.	136,709	8,057,628
	Keurig Dr Pepper, Inc.	79,887	2,540,407
	Kimberly-Clark Corp.	36,348	4,801,571
	Kraft Heinz Co. (The)	206,148	6,908,019
	Kroger Co. (The)	497,869	17,176,480
	Lamb Weston Holdings, Inc.	44,181	3,300,321
	Lancaster Colony Corp.	20,755	3,623,408
*	Landec Corp.	30,527	325,418
*	Lifeway Foods, Inc.	2,867	17,259
	Limoneira Co.	18,068	288,546
	Mannatech, Inc.	600	11,340
	McCormick & Co., Inc.	3,018	273,461
	McCormick & Co., Inc. Non-Voting	108,192	9,687,512
	Medifast, Inc.	20,268	4,756,292
	MGP Ingredients, Inc.	19,130	1,107,627
	Molson Coors Beverage Co., Class B	72,844	3,653,855
	Molson Coors Brewing Co., Class A	266	15,053
	Mondelez International, Inc., Class A	214,160	11,873,030
*	Monster Beverage Corp.	99,208	8,614,231
	National Beverage Corp.	25,483	3,861,694
#	Natura & Co. Holding SA, ADR	93,252	1,660,818
*	Natural Alternatives International, Inc.	5,470	78,604
	Natural Grocers by Vitamin Cottage, Inc.	21,180	352,647
*	Nature's Sunshine Products, Inc.	13,753	220,736
	Nu Skin Enterprises, Inc., Class A	62,319	3,606,401
	Oil-Dri Corp. of America	5,619	194,811
	PepsiCo, Inc.	354,730	48,445,476
*	Performance Food Group Co.	9,727	456,002
	Philip Morris International, Inc.	122,914	9,790,100
*	Pilgrim's Pride Corp.	104,657	2,028,253
*	Post Holdings, Inc.	82,356	7,811,467

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	28,620	$2,686,846
	Procter & Gamble Co. (The)	458,732	58,814,030
#*	Rite Aid Corp.	13,790	362,539
	Rocky Mountain Chocolate Factory, Inc.	4,490	19,127
*	S&W Seed Co.	5,318	18,613
	Sanderson Farms, Inc.	25,997	3,540,531
	Seaboard Corp.	346	1,088,589
*	Seneca Foods Corp., Class A	8,682	314,723
*	Seneca Foods Corp., Class B	283	10,896
*	Simply Good Foods Co. (The)	73,375	2,094,123
	SpartanNash Co.	40,427	748,708
	Spectrum Brands Holdings, Inc.	51,489	3,891,024
*	Sprouts Farmers Market, Inc.	116,862	2,646,924
	Sysco Corp.	127,951	9,149,776
#	Tootsie Roll Industries, Inc.	32,399	1,282,352
*	TreeHouse Foods, Inc.	57,972	2,448,158
	Turning Point Brands, Inc.	7,399	348,493
	Tyson Foods, Inc., Class A	142,930	9,191,828
*	United Natural Foods, Inc.	34,382	931,065
	United-Guardian, Inc.	1,431	19,991
	Universal Corp.	27,678	1,269,590
*	US Foods Holding Corp.	177,055	5,486,934
*	USANA Health Sciences, Inc.	25,057	2,073,717
	Vector Group, Ltd.	95,677	1,123,248
	Village Super Market, Inc., Class A	9,492	199,996
	Walgreens Boots Alliance, Inc.	274,930	13,815,232
	Walmart, Inc.	361,393	50,772,103
#	WD-40 Co.	13,211	4,021,561
	Weis Markets, Inc.	30,378	1,497,028
TOTAL CONSUMER STAPLES			626,827,918
ENERGY — (2.4%)
	Adams Resources & Energy, Inc.	3,585	86,793
	Antero Midstream Corp.	13,010	105,381
*	Antero Resources Corp.	20,202	140,202
	Apache Corp.	25,152	359,171
	Arch Resources, Inc.	15,457	740,699
	Archrock, Inc.	143,815	1,275,639
	Ardmore Shipping Corp.	31,298	100,154
*	Aspen Aerogels, Inc.	14,618	293,237
	Baker Hughes Co.	170,715	3,429,664
	Berry Corp.	43,378	167,005
*	Bonanza Creek Energy, Inc.	24,474	505,633
*	Bristow Group, Inc.	5,769	139,667
	Cabot Oil & Gas Corp.	266,063	4,876,935
	Cactus, Inc., Class A	25,000	655,000
*	Callon Petroleum Co.	50	692
*	ChampionX Corp.	116,849	1,786,621
*	Cheniere Energy, Inc.	70,024	4,434,620
	Chevron Corp.	386,863	32,960,728
	Cimarex Energy Co.	84,699	3,572,604
*	Clean Energy Fuels Corp.	168,855	1,727,387
*	CNX Resources Corp.	209,396	2,653,047
	ConocoPhillips	514,610	20,599,838
*	CONSOL Energy, Inc.	24,480	198,778
#	Continental Resources, Inc.	90,091	1,773,892
	Core Laboratories NV	23,099	761,805
#	CVR Energy, Inc.	85,074	1,454,765
#*	Dawson Geophysical Co.	9,220	23,788

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Delek US Holdings, Inc.	69,259	$1,299,299
	Devon Energy Corp.	417,742	6,876,033
	DHT Holdings, Inc.	160,576	862,293
	Diamondback Energy, Inc.	26,883	1,523,997
#	DMC Global, Inc.	14,992	857,093
*	Dorian LPG, Ltd.	58,481	677,795
*	Dril-Quip, Inc.	32,998	993,900
*	Earthstone Energy, Inc., Class A	22,715	116,755
	EnLink Midstream LLC	131,950	513,285
	EOG Resources, Inc.	192,042	9,786,460
#*	Epsilon Energy, Ltd.	1,800	6,282
	EQT Corp.	69,376	1,131,523
	Equitrans Midstream Corp.	82,502	548,638
	Evolution Petroleum Corp.	28,091	89,329
*	Exterran Corp.	31,166	134,637
	Exxon Mobil Corp.	695,747	31,197,295
#*	Forum Energy Technologies, Inc.	3,112	46,151
*	Frank's International NV	130,380	362,456
#	GasLog, Ltd.	68,846	282,269
*	Geospace Technologies Corp.	10,570	86,145
*	Goodrich Petroleum Corp.	6,434	62,217
#*	Green Plains, Inc.	39,424	757,335
*	Gulf Island Fabrication, Inc.	11,124	37,822
	Halliburton Co.	488,543	8,613,013
*	Helix Energy Solutions Group, Inc.	141,097	581,320
	Helmerich & Payne, Inc.	63,099	1,532,044
	Hess Corp.	110,793	5,980,606
#*	Highpoint Resources Corp.	1,807	19,660
	HollyFrontier Corp.	130,068	3,701,735
*	Independence Contract Drilling, Inc.	1,854	6,823
	International Seaways, Inc.	32,786	524,904
	Kinder Morgan, Inc.	423,688	5,965,527
#*	Laredo Petroleum, Inc.	11,280	262,486
#	Liberty Oilfield Services, Inc., Class A	78,399	942,356
	Marathon Oil Corp.	489,677	3,545,261
	Marathon Petroleum Corp.	271,647	11,724,284
#*	Matador Resources Co.	110,278	1,685,048
*	Mind Technology, Inc.	11,658	24,948
	Murphy Oil Corp.	144,425	1,786,537
	Nabors Industries, Ltd.	7,870	562,075
	NACCO Industries, Inc., Class A	7,344	176,036
*	Natural Gas Services Group, Inc.	12,608	103,260
	Navios Maritime Acquisition Corp.	3,300	11,121
*	Newpark Resources, Inc.	48,469	115,841
*	NexTier Oilfield Solutions, Inc.	153,956	511,134
#	Nordic American Tankers, Ltd.	50,055	148,163
	NOV, Inc.	206,144	2,552,063
	Occidental Petroleum Corp.	245,835	4,931,450
*	Oceaneering International, Inc.	91,297	771,460
*	Oil States International, Inc.	57,386	321,362
	ONEOK, Inc.	173,498	6,910,425
*	Overseas Shipholding Group, Inc., Class A	57,379	118,775
*	Par Pacific Holdings, Inc.	50,743	673,867
	Patterson-UTI Energy, Inc.	144,143	886,479
#	PBF Energy, Inc., Class A	112,821	955,594
*	PDC Energy, Inc.	94,007	2,040,892
#*	Peabody Energy Corp.	70,365	269,498
#*	Penn Virginia Corp.	14,323	143,803
	Phillips 66	103,471	7,015,334

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Pioneer Natural Resources Co.	82,783	$10,008,465
#*	PrimeEnergy Resources Corp.	892	31,916
*	ProPetro Holding Corp.	94,873	758,035
	Range Resources Corp.	116,132	1,069,576
#*	Renewable Energy Group, Inc.	59,963	5,372,685
*	REX American Resources Corp.	6,572	502,758
#*	RPC, Inc.	67,733	302,089
	Schlumberger, N.V.	426,914	9,481,760
#	Scorpio Tankers, Inc.	55,297	687,895
*	SEACOR Marine Holdings, Inc.	21,799	58,857
*	Select Energy Services, Inc., Class A	81,893	411,103
	SFL Corp., Ltd.	113,425	716,846
*	SilverBow Resources, Inc.	5,746	31,201
	Solaris Oilfield Infrastructure, Inc., Class A	27,622	251,360
#*	Southwestern Energy Co.	421,686	1,589,756
#*	Talos Energy, Inc.	44,992	380,632
	Targa Resources Corp.	134,808	3,689,695
	TechnipFMC P.L.C.	170,196	1,819,395
#*	Teekay Tankers, Ltd., Class A	27,362	280,460
#*	Tidewater, Inc.	37,952	360,164
#	US Silica Holdings, Inc.	45,226	368,140
	Valero Energy Corp.	170,149	9,601,508
	Williams Cos., Inc. (The)	338,069	7,177,205
	World Fuel Services Corp.	73,380	2,244,694
TOTAL ENERGY			276,384,133
FINANCIALS — (13.8%)
	1st Constitution Bancorp	7,433	114,691
	1st Source Corp.	29,562	1,163,265
	ACNB Corp.	7,164	179,458
	Affiliated Managers Group, Inc.	21,920	2,415,365
*	Affinity Bancshares, Inc.	840	8,971
	Aflac, Inc.	183,386	8,285,379
	Alleghany Corp.	7,092	4,020,100
	Allegiance Bancshares, Inc.	21,261	747,962
	Allstate Corp. (The)	128,069	13,726,435
	Ally Financial, Inc.	287,405	10,875,405
	Altabancorp	15,559	501,155
	A-Mark Precious Metals, Inc.	7,393	211,292
*	Ambac Financial Group, Inc.	25,869	373,031
	American Equity Investment Life Holding Co.	102,421	2,989,669
	American Express Co.	272,571	31,689,104
	American Financial Group, Inc.	68,232	6,423,360
	American International Group, Inc.	169,669	6,352,407
	American National Bankshares, Inc.	10,541	294,621
	American National Group, Inc.	17,036	1,505,642
	American River Bankshares	2,071	26,757
	Ameriprise Financial, Inc.	87,443	17,302,346
	Ameris Bancorp	77,789	3,042,328
	AMERISAFE, Inc.	26,204	1,454,322
	AmeriServ Financial, Inc.	3,367	11,448
	Ames National Corp.	8,700	195,837
	Aon P.L.C., Class A	49,875	10,129,613
*	Arch Capital Group, Ltd.	171,399	5,383,643
	Ares Management Corp., Class A	32,501	1,467,745
	Argo Group International Holdings, Ltd.	38,705	1,561,747
	Arrow Financial Corp.	16,793	493,714
	Arthur J Gallagher & Co.	56,579	6,529,782
	Artisan Partners Asset Management, Inc., Class A	45,888	2,220,979

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp	148,534	$2,664,700
#	Associated Capital Group, Inc., Class A	2,487	81,673
	Assurant, Inc.	58,169	7,880,154
	Assured Guaranty, Ltd.	113,147	4,045,005
*	Athene Holding, Ltd., Class A	97,911	4,003,581
*	Atlantic Capital Bancshares, Inc.	25,662	459,093
	Atlantic Union Bankshares Corp.	88,874	2,918,622
*	Atlanticus Holdings Corp.	11,295	290,620
	Auburn National BanCorp, Inc.	2,087	82,499
	Axis Capital Holdings, Ltd.	62,829	2,883,851
*	Axos Financial, Inc.	69,729	2,715,945
	Banc of California, Inc.	47,611	802,245
	BancFirst Corp.	32,722	1,885,769
*	Bancorp, Inc. (The)	71,775	1,203,667
	BancorpSouth Bank	116,483	3,220,755
	Bank of America Corp.	1,804,342	53,498,740
	Bank of Commerce Holdings	14,664	148,546
#	Bank of Hawaii Corp.	37,188	2,907,730
	Bank of Marin Bancorp	14,420	535,559
	Bank of New York Mellon Corp. (The)	290,960	11,588,937
	Bank of NT Butterfield & Son, Ltd. (The)	64,374	1,957,613
#	Bank of Princeton (The)	4,409	102,818
	Bank of South Carolina Corp.	800	13,032
	Bank OZK	89,116	3,311,551
	BankFinancial Corp.	20,625	174,900
	BankUnited, Inc.	101,580	3,519,747
	Bankwell Financial Group, Inc.	5,396	104,952
	Banner Corp.	38,940	1,722,316
	Bar Harbor Bankshares	13,636	293,310
*	Baycom Corp.	5,183	76,190
	BCB Bancorp, Inc.	12,179	139,815
*	Berkshire Hathaway, Inc., Class B	359,350	81,885,084
	Berkshire Hills Bancorp, Inc.	47,547	788,329
	BGC Partners, Inc., Class A	295,012	1,047,293
	BlackRock, Inc.	18,727	13,132,496
	Blackstone Group, Inc. (The), Class A	36,375	2,444,036
*	Blucora, Inc.	52,563	870,443
	BOK Financial Corp.	46,270	3,417,502
	Boston Private Financial Holdings, Inc.	78,655	958,804
*	Bridgewater Bancshares, Inc.	17,270	221,747
*	Brighthouse Financial, Inc.	42,882	1,516,308
	BrightSphere Investment Group, Inc.	79,245	1,452,561
	Brookline Bancorp, Inc.	89,492	1,126,704
	Brown & Brown, Inc.	153,048	6,594,838
	Bryn Mawr Bank Corp.	24,048	747,412
#	Business First Bancshares, Inc.	1,176	23,873
	Byline Bancorp, Inc.	5,242	84,239
	C&F Financial Corp.	2,604	102,519
	Cadence BanCorp	118,440	2,122,445
»	Calamos Asset Management, Inc., Class A	9,339	0
	Cambridge Bancorp	1,974	145,089
	Camden National Corp.	17,615	661,443
*	Cannae Holdings, Inc.	90,690	3,445,313
	Capital City Bank Group, Inc.	16,503	368,512
	Capital One Financial Corp.	125,997	13,136,447
	Capitol Federal Financial, Inc.	178,198	2,213,219
	Capstar Financial Holdings, Inc.	15,450	224,025
	Cathay General Bancorp	84,165	2,846,460
	Cboe Global Markets, Inc.	19,753	1,811,943

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CBTX, Inc.	15,979	$420,567
	CCUR Holdings, Inc.	5,474	15,875
	Central Pacific Financial Corp.	41,241	819,871
	Central Valley Community Bancorp	9,445	144,509
	Century Bancorp, Inc., Class A	4,330	342,936
	Charles Schwab Corp. (The)	443,200	22,842,528
	Chemung Financial Corp.	3,869	129,457
	Chubb, Ltd.	87,787	12,787,932
	Cincinnati Financial Corp.	73,427	6,174,476
	CIT Group, Inc.	74,984	2,766,910
	Citigroup, Inc.	426,981	24,760,628
	Citizens & Northern Corp.	9,655	184,507
	Citizens Community Bancorp, Inc.	5,226	57,643
	Citizens Financial Group, Inc.	172,028	6,268,700
	Citizens Holding Co.	2,051	41,410
#*	Citizens, Inc.	28,479	172,298
	City Holding Co.	18,549	1,280,808
	Civista Bancshares, Inc.	14,290	243,645
	CME Group, Inc.	53,928	9,800,875
	CNA Financial Corp.	29,562	1,135,772
	CNB Financial Corp.	15,464	325,208
	CNO Financial Group, Inc.	150,916	3,200,928
*	Coastal Financial Corp.	4,886	96,743
	Codorus Valley Bancorp, Inc.	7,482	118,216
	Cohen & Steers, Inc.	52,247	3,422,179
	Colony Bankcorp, Inc.	5,329	73,807
	Columbia Banking System, Inc.	80,383	3,096,353
*	Columbia Financial, Inc.	28,462	438,884
	Comerica, Inc.	81,765	4,676,958
#	Commerce Bancshares, Inc.	117,325	7,843,176
	Commercial National Financial Corp.	123	2,091
	Community Bank System, Inc.	60,816	3,943,918
	Community Bankers Trust Corp.	19,082	137,772
	Community Financial Corp. (The)	4,091	97,366
	Community Trust Bancorp, Inc.	20,692	754,430
	Community West Bancshares	4,200	37,002
	ConnectOne Bancorp, Inc.	38,040	808,350
*	Consumer Portfolio Services, Inc.	22,519	94,580
#	County Bancorp, Inc.	4,577	99,001
#	Cowen, Inc., Class A	22,872	575,231
	Crawford & Co., Class A	32,830	249,836
	Crawford & Co., Class B	20,524	160,910
#*	Credit Acceptance Corp.	19,651	7,580,766
#	Cullen/Frost Bankers, Inc.	46,527	4,291,650
*	Customers Bancorp, Inc.	29,633	658,445
	CVB Financial Corp.	136,289	2,648,095
	Diamond Hill Investment Group, Inc.	3,690	546,969
	Dime Community Bancshares, Inc.	40,009	636,143
	Dime Community Bancshares, Inc.	21,363	521,898
	Discover Financial Services	151,360	12,644,614
	Donegal Group, Inc., Class A	26,556	368,332
	Donegal Group, Inc., Class B	1,947	24,299
*	Donnelley Financial Solutions, Inc.	31,930	571,228
	Eagle Bancorp Montana, Inc.	4,900	104,811
	Eagle Bancorp, Inc.	31,093	1,321,142
	East West Bancorp, Inc.	118,983	7,131,841
	Eaton Vance Corp.	93,873	6,302,633
#*	eHealth, Inc.	20,127	963,077
#	Emclaire Financial Corp.	300	8,010

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	41,844	$1,276,242
#*	Encore Capital Group, Inc.	34,889	1,036,203
*	Enova International, Inc.	45,699	1,032,797
*	Enstar Group, Ltd.	12,513	2,505,228
	Enterprise Bancorp, Inc.	7,524	190,658
	Enterprise Financial Services Corp.	30,672	1,083,028
	Equitable Holdings, Inc.	64,427	1,596,501
*	Equity Bancshares, Inc., Class A	14,310	315,965
	Erie Indemnity Co., Class A	25,342	6,160,640
#*	Esquire Financial Holdings, Inc.	4,767	105,255
	ESSA Bancorp, Inc.	7,776	111,041
	Essent Group, Ltd.	62,643	2,620,357
	Evans Bancorp, Inc.	4,016	119,356
	Evercore, Inc., Class A	45,505	4,964,596
	Everest Re Group, Ltd.	19,573	4,131,469
*	EZCORP, Inc., Class A	61,225	274,900
	FactSet Research Systems, Inc.	23,188	7,010,660
#	Farmers & Merchants Bancorp, Inc.	4,427	101,378
	Farmers National Banc Corp.	24,436	325,488
	FB Financial Corp.	51,878	1,938,162
	FBL Financial Group, Inc., Class A	26,864	1,505,459
	Federal Agricultural Mortgage Corp., Class A	635	42,583
	Federal Agricultural Mortgage Corp., Class C	10,300	782,800
	Federated Hermes, Inc., Class B	112,661	3,041,847
	FedNat Holding Co.	12,934	67,257
#	Fidelity D&D Bancorp, Inc.	1,602	78,834
	Fidelity National Financial, Inc.	140,300	5,092,890
	Fifth Third Bancorp	251,933	7,288,422
	Financial Institutions, Inc.	18,608	425,937
	First American Financial Corp.	118,781	6,211,058
	First Bancorp	34,287	1,167,815
	First BanCorp	240,436	2,187,968
	First Bancorp, Inc. (The)	9,663	232,202
	First Bancshares, Inc. (The)	11,881	355,717
	First Bank	13,632	123,370
	First Busey Corp.	61,191	1,264,818
	First Business Financial Services, Inc.	6,819	131,334
#	First Capital, Inc.	2,028	97,324
	First Choice Bancorp	7,465	146,762
	First Citizens BancShares, Inc., Class A	8,840	5,268,552
	First Commonwealth Financial Corp.	114,248	1,340,129
	First Community Bancshares, Inc.	19,210	412,247
	First Community Corp.	5,860	99,561
	First Financial Bancorp	109,734	2,010,327
	First Financial Bankshares, Inc.	94,344	3,573,751
	First Financial Corp.	8,447	324,280
	First Financial Northwest, Inc.	13,447	171,315
	First Foundation, Inc.	50,605	1,025,257
#	First Guaranty Bancshares, Inc.	2,062	32,992
	First Hawaiian, Inc.	7,631	177,421
	First Horizon National Corp.	493,036	6,848,270
	First Internet Bancorp	8,289	253,809
	First Interstate BancSystem, Inc., Class A	42,696	1,650,627
	First Merchants Corp.	61,879	2,330,982
	First Mid Bancshares, Inc.	13,169	446,034
	First Midwest Bancorp, Inc.	124,581	2,059,324
	First National Corp.	699	12,596
	First Northwest Bancorp	7,811	107,011
	First of Long Island Corp. (The)	25,402	424,975

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Republic Bank	47,024	$6,818,010
	First Savings Financial Group, Inc.	1,058	63,893
	First United Corp.	5,001	78,166
*	First Western Financial, Inc.	1,300	24,011
	FirstCash, Inc.	54,922	3,233,807
	Flagstar Bancorp, Inc.	65,884	2,823,129
	Flushing Financial Corp.	33,828	618,376
	FNB Corp.	259,622	2,559,873
	Franklin Financial Services Corp.	1,100	29,711
	Franklin Resources, Inc.	131,346	3,453,086
	FS Bancorp, Inc.	4,384	235,070
	Fulton Financial Corp.	184,698	2,474,953
#*	FVCBankcorp, Inc.	2,121	32,727
	GAMCO Investors, Inc., Class A	8,055	143,460
*	Genworth Financial, Inc., Class A	268,656	762,983
	German American Bancorp, Inc.	28,257	955,934
	Glacier Bancorp, Inc.	87,779	4,094,890
	Global Indemnity Group LLC, Class A	12,412	338,227
	Globe Life, Inc.	60,777	5,493,633
	Goldman Sachs Group, Inc. (The)	66,330	17,986,706
	Great Southern Bancorp, Inc.	16,952	833,530
	Great Western Bancorp, Inc.	51,729	1,241,496
*	Green Dot Corp., Class A	61,380	3,083,117
#	Greene County Bancorp, Inc.	358	8,492
	Greenhill & Co., Inc.	8,271	96,026
#*	Greenlight Capital Re, Ltd., Class A	27,613	207,374
	Guaranty Bancshares, Inc.	7,818	260,965
	Guaranty Federal Bancshares, Inc.	1,800	31,374
*	Hallmark Financial Services, Inc.	17,058	61,409
	Hamilton Lane, Inc., Class A	19,882	1,498,506
	Hancock Whitney Corp.	81,503	2,782,512
	Hanmi Financial Corp.	28,821	398,306
	Hanover Insurance Group, Inc. (The)	33,514	3,769,320
*	HarborOne Bancrop, Inc.	34,764	377,537
	Hartford Financial Services Group, Inc. (The)	195,278	9,377,250
	Hawthorn Bancshares, Inc.	3,576	65,655
#	HCI Group, Inc.	13,757	765,302
	Heartland Financial USA, Inc.	41,249	1,759,682
#	Hennessy Advisors, Inc.	5,706	48,900
	Heritage Commerce Corp.	56,300	494,314
	Heritage Financial Corp.	38,442	907,231
	Heritage Insurance Holdings, Inc.	32,470	302,620
#	Hilltop Holdings, Inc.	118,386	3,556,315
	Hingham Institution For Savings (The)	2,003	439,178
*	HMN Financial, Inc.	3,012	53,975
	Home Bancorp, Inc.	8,231	231,785
	Home BancShares, Inc.	150,350	3,187,420
	HomeStreet, Inc.	30,555	1,112,202
	HomeTrust Bancshares, Inc.	6,636	139,356
	Hope Bancorp, Inc.	144,532	1,615,868
	Horace Mann Educators Corp.	46,297	1,813,453
	Horizon Bancorp, Inc.	47,538	752,527
	Houlihan Lokey, Inc.	35,399	2,295,625
*	Howard Bancorp, Inc.	16,911	204,623
	Huntington Bancshares, Inc.	554,716	7,336,119
	IF Bancorp, Inc.	723	14,315
	Independence Holding Co.	12,783	492,273
	Independent Bank Corp.	36,378	2,731,260
	Independent Bank Corp.	25,505	468,272

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Group, Inc.	47,016	$2,887,723
	Interactive Brokers Group, Inc., Class A	83,490	5,108,753
	Intercontinental Exchange, Inc.	129,584	14,299,594
	International Bancshares Corp.	72,651	2,746,934
	Invesco, Ltd.	217,830	4,485,120
	Investar Holding Corp.	7,734	124,749
	Investors Bancorp, Inc.	272,898	3,141,056
	Investors Title Co.	1,811	258,973
	James River Group Holdings, Ltd.	34,241	1,523,040
	Janus Henderson Group P.L.C.	112,215	3,451,733
	Jefferies Financial Group, Inc.	170,544	3,982,202
	JPMorgan Chase & Co.	928,952	119,528,254
	Kearny Financial Corp.	96,417	997,916
	Kemper Corp.	60,631	4,265,391
	Kentucky First Federal Bancorp	1,549	9,728
	KeyCorp	400,119	6,746,006
	Kingstone Cos., Inc.	5,834	40,896
	Kinsale Capital Group, Inc.	8,917	1,672,473
	KKR & Co., Inc., Class A	59,646	2,323,212
	Lake Shore Bancorp, Inc.	1,022	13,490
	Lakeland Bancorp, Inc.	56,672	742,970
	Lakeland Financial Corp.	27,255	1,599,869
	Landmark Bancorp, Inc.	2,715	64,101
	Lazard, Ltd., Class A	115,809	4,771,331
	LCNB Corp.	14,976	230,331
*	LendingClub Corp.	67,245	729,608
#*	LendingTree, Inc.	5,584	1,817,704
	Level One Bancorp, Inc.	5,109	106,523
#*	Limestone Bancorp, Inc.	1,427	18,622
	Lincoln National Corp.	88,474	4,024,682
	Live Oak Bancshares, Inc.	42,202	1,683,016
	Loews Corp.	110,411	5,000,514
	LPL Financial Holdings, Inc.	117,470	12,726,700
	Luther Burbank Corp.	3,141	30,750
	M&T Bank Corp.	44,186	5,853,319
	Macatawa Bank Corp.	31,316	259,923
	Mackinac Financial Corp.	7,534	94,326
*	Maiden Holdings, Ltd.	95,235	219,041
#*	MainStreet Bancshares, Inc.	1,520	25,962
*	Malvern Bancorp, Inc.	5,035	79,654
*	Markel Corp.	6,060	5,875,049
	MarketAxess Holdings, Inc.	17,846	9,650,403
	Marlin Business Services Corp.	11,271	160,612
	Marsh & McLennan Cos., Inc.	97,170	10,679,955
#*	MBIA, Inc.	166,900	1,024,766
	Mercantile Bank Corp.	16,848	457,423
	Merchants Bancorp	1,147	34,204
	Mercury General Corp.	61,677	3,269,498
	Meridian Bancorp, Inc.	61,364	929,665
	Meridian Corp.	2,163	43,866
	Meta Financial Group, Inc.	43,201	1,668,855
	MetLife, Inc.	215,093	10,356,728
*	Metropolitan Bank Holding Corp.	3,843	152,413
	MGIC Investment Corp.	111,894	1,311,398
	Mid Penn Bancorp, Inc.	2,532	55,096
	Middlefield Banc Corp.	4,154	85,157
	Midland States Bancorp, Inc.	19,359	356,012
	MidWestOne Financial Group, Inc.	10,788	265,277
*	MMA Capital Holdings, Inc.	4,788	113,380

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Moelis & Co., Class A	40,491	$2,012,808
	Moody's Corp.	41,220	10,975,237
	Morgan Stanley	400,199	26,833,343
	Morningstar, Inc.	39,025	8,971,457
*	Mr Cooper Group, Inc.	19,504	531,094
	MSCI, Inc.	55,417	21,906,340
	MVB Financial Corp.	9,643	216,100
	Nasdaq, Inc.	85,845	11,612,253
	National Bank Holdings Corp., Class A	34,978	1,163,718
	National Bankshares, Inc.	3,544	109,864
	National Western Life Group, Inc., Class A	3,855	693,900
	Navient Corp.	215,404	2,424,372
	NBT Bancorp, Inc.	57,004	1,881,702
	Nelnet, Inc., Class A	31,413	2,160,900
	New York Community Bancorp, Inc.	282,910	2,959,239
»	NewStar Financial, Inc.	42,768	4,345
*	NI Holdings, Inc.	9,028	153,476
*	Nicholas Financial, Inc.	1,248	11,457
*	Nicolet Bankshares, Inc.	8,603	583,197
*	NMI Holdings, Inc., Class A	76,782	1,628,546
*	Northeast Bank	6,219	162,067
	Northern Trust Corp.	101,409	9,044,669
	Northfield Bancorp, Inc.	58,568	723,900
	Northrim BanCorp, Inc.	6,426	206,403
	Northwest Bancshares, Inc.	146,020	1,861,755
	Norwood Financial Corp.	4,164	102,768
	Oak Valley Bancorp	4,855	75,495
	OceanFirst Financial Corp.	67,649	1,228,506
#	Oconee Federal Financial Corp.	400	9,756
	OFG Bancorp	57,688	991,080
	Ohio Valley Banc Corp.	4,777	102,658
	Old National Bancorp	186,854	3,137,279
	Old Point Financial Corp.	2,663	51,795
	Old Republic International Corp.	227,219	4,112,664
	Old Second Bancorp, Inc.	9,603	94,301
	OneMain Holdings, Inc.	55,271	2,573,418
	Oppenheimer Holdings, Inc., Class A	10,148	351,831
	Origin Bancorp, Inc.	9,820	310,214
	Orrstown Financial Services, Inc.	8,572	148,381
*	Pacific Mercantile Bancorp	17,616	103,934
	Pacific Premier Bancorp, Inc.	105,396	3,504,417
	PacWest Bancorp	94,142	2,842,147
*	Palomar Holdings, Inc.	1,279	127,376
#	Park National Corp.	18,531	2,001,533
	Parke Bancorp, Inc.	9,531	165,077
#	PCB Bancorp	7,184	85,059
	PCSB Financial Corp.	15,491	228,260
	Peapack-Gladstone Financial Corp.	17,776	418,092
	Penns Woods Bancorp, Inc.	5,436	117,091
	Pennymac Financial Services, Inc.	68,342	3,963,836
	Peoples Bancorp of North Carolina, Inc.	3,810	76,581
	Peoples Bancorp, Inc.	22,037	672,129
	Peoples Financial Services Corp.	3,385	121,928
	People's United Financial, Inc.	288,844	3,945,609
	Pinnacle Financial Partners, Inc.	51,552	3,532,859
	Piper Sandler Cos.	19,045	1,739,380
	PJT Partners, Inc., Class A	4,512	311,283
	Plumas Bancorp	3,091	76,966
	PNC Financial Services Group, Inc. (The)	104,954	15,062,998

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Ponce de Leon Federal Bank	14,479	$136,392
	Popular, Inc.	64,678	3,670,477
#*	PRA Group, Inc.	50,953	1,679,920
	Preferred Bank	16,917	816,922
	Premier Financial Bancorp, Inc.	12,010	184,594
	Premier Financial Corp.	26,845	745,217
	Primerica, Inc.	58,393	8,134,729
	Principal Financial Group, Inc.	113,471	5,590,716
	ProAssurance Corp.	50,671	928,799
	PROG Holdings, Inc.	73,126	3,450,085
	Progressive Corp. (The)	140,012	12,207,646
	Prosperity Bancshares, Inc.	70,373	4,745,955
	Protective Insurance Corp., Class A	298	4,607
	Protective Insurance Corp., Class B	9,068	127,587
	Provident Bancorp, Inc.	12,142	139,997
	Provident Financial Holdings, Inc.	6,656	106,829
	Provident Financial Services, Inc.	88,345	1,636,149
	Prudential Bancorp, Inc.	6,497	76,730
	Prudential Financial, Inc.	95,280	7,458,518
	Pzena Investment Management, Inc., Class A	8,763	72,733
	QCR Holdings, Inc.	16,621	644,562
	Radian Group, Inc.	80,134	1,538,573
*	Randolph Bancorp, Inc.	1,654	31,426
	Raymond James Financial, Inc.	70,406	7,035,672
	RBB Bancorp	9,560	158,696
#	Regional Management Corp.	13,416	379,673
	Regions Financial Corp.	498,522	8,479,859
	Reinsurance Group of America, Inc.	29,330	3,081,117
	RenaissanceRe Holdings, Ltd.	40,944	6,159,615
	Renasant Corp.	63,458	2,246,413
	Republic Bancorp, Inc., Class A	17,987	649,151
#*	Republic First Bancorp, Inc.	38,323	107,304
	Riverview Bancorp, Inc.	17,979	93,671
	RLI Corp.	30,617	2,963,113
	S&P Global, Inc.	58,991	18,700,147
	S&T Bancorp, Inc.	41,000	1,041,400
*	Safeguard Scientifics, Inc.	19,542	133,472
	Safety Insurance Group, Inc.	21,435	1,574,186
	Salisbury Bancorp, Inc.	1,410	51,705
	Sandy Spring Bancorp, Inc.	38,288	1,272,310
#	Santander Consumer USA Holdings, Inc.	214,625	4,743,213
#	SB Financial Group, Inc.	3,331	57,560
*	Seacoast Banking Corp. of Florida	35,223	1,072,540
*	Security National Financial Corp., Class A	3,828	32,921
	SEI Investments Co.	74,916	3,959,311
*	Select Bancorp, Inc.	16,697	157,620
	Selective Insurance Group, Inc.	75,801	4,925,549
#	ServisFirst Bancshares, Inc.	49,786	2,045,209
	Severn Bancorp, Inc.	4,355	33,316
	Shore Bancshares, Inc.	9,404	124,603
	Sierra Bancorp	16,572	362,430
	Signature Bank	31,123	5,141,208
	Silvercrest Asset Management Group, Inc., Class A	3,719	56,938
	Simmons First National Corp., Class A	114,409	2,825,902
	SLM Corp.	434,625	6,032,595
	SmartFinancial, Inc.	8,592	170,122
	Sound Financial Bancorp, Inc.	771	25,428
	South State Corp.	74,877	5,221,922
*	Southern First Bancshares, Inc.	6,964	279,256

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	8,056	$246,916
	Southern National Bancorp of Virginia, Inc.	21,058	254,170
	Southside Bancshares, Inc.	38,825	1,217,940
	Spirit of Texas Bancshares, Inc.	11,186	200,677
	State Auto Financial Corp.	41,220	681,779
	State Street Corp.	105,331	7,373,170
	Sterling Bancorp	215,171	3,972,057
	Sterling Bancorp, Inc.	8,152	38,151
	Stewart Information Services Corp.	27,788	1,288,807
	Stifel Financial Corp.	80,847	4,189,492
	Stock Yards Bancorp, Inc.	25,424	1,149,165
*	StoneX Group, Inc.	21,939	1,174,175
	Summit Financial Group, Inc.	7,291	150,924
	Summit State Bank	2,851	40,798
*	SVB Financial Group	33,790	14,792,586
	Synchrony Financial	374,213	12,592,267
	Synovus Financial Corp.	154,955	5,764,326
	T Rowe Price Group, Inc.	116,769	18,272,013
	TCF Financial Corp.	124,262	4,828,821
	Territorial Bancorp, Inc.	11,411	272,266
*	Texas Capital Bancshares, Inc.	56,483	3,401,406
	TFS Financial Corp.	128,474	2,270,136
*	Third Point Reinsurance, Ltd.	95,512	881,576
	Timberland Bancorp, Inc.	8,097	204,449
	Tiptree, Inc.	47,142	229,582
	Tompkins Financial Corp.	17,476	1,168,620
	Towne Bank	81,570	1,892,424
	Tradeweb Markets, Inc., Class A	1,067	64,863
	Travelers Cos., Inc. (The)	106,923	14,573,605
	TriCo Bancshares	34,171	1,274,578
*	TriState Capital Holdings, Inc.	33,302	611,092
*	Triumph Bancorp, Inc.	28,357	1,625,990
	Truist Financial Corp.	262,246	12,582,563
	TrustCo Bank Corp. NY	112,565	700,154
	Trustmark Corp.	71,243	1,957,045
	U.S. Bancorp.	391,618	16,780,831
	UMB Financial Corp.	44,533	3,160,507
	Umpqua Holdings Corp.	183,754	2,666,271
	Union Bankshares, Inc.	619	16,837
	United Bancshares, Inc.	606	14,792
	United Bankshares, Inc.	118,227	3,743,067
	United Community Banks, Inc.	87,467	2,609,141
	United Fire Group, Inc.	23,914	658,592
	United Insurance Holdings Corp.	40,497	205,725
	United Security Bancshares	11,687	79,822
	Unity Bancorp, Inc.	9,514	178,863
	Universal Insurance Holdings, Inc.	55,727	746,185
	Univest Financial Corp.	33,251	746,485
	Unum Group	130,691	3,035,952
	Valley National Bancorp	301,980	3,083,216
	Value Line, Inc.	1,300	40,040
	Veritex Holdings, Inc.	34,570	883,609
#	Victory Capital Holdings, Inc., Class A	4,336	92,010
	Virtu Financial, Inc., Class A	44,947	1,248,178
	Virtus Investment Partners, Inc.	8,981	1,886,010
	Voya Financial, Inc.	89,684	4,973,875
	Waddell & Reed Financial, Inc., Class A	73,852	1,867,717
	Walker & Dunlop, Inc.	42,143	3,469,212
	Washington Federal, Inc.	110,983	2,905,535

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Washington Trust Bancorp, Inc.	18,309	$797,906
	Waterstone Financial, Inc.	33,697	622,384
	Webster Financial Corp.	93,484	4,370,377
	Wells Fargo & Co.	712,668	21,294,520
	WesBanco, Inc.	74,898	2,172,042
	West BanCorp, Inc.	18,898	389,299
	Westamerica BanCorp	27,388	1,528,798
	Western Alliance Bancorp	87,390	5,958,250
	Western New England Bancorp, Inc.	30,474	195,338
	Westwood Holdings Group, Inc.	7,971	94,377
	White Mountains Insurance Group, Ltd.	3,995	4,074,900
	Willis Towers Watson P.L.C.	46,472	9,431,028
	Wintrust Financial Corp.	49,595	2,985,123
#	WisdomTree Investments, Inc.	140,925	751,835
#*	World Acceptance Corp.	8,838	1,267,546
	WR Berkley Corp.	91,458	5,683,200
	WSFS Financial Corp.	56,776	2,439,665
	WVS Financial Corp.	757	11,128
	Zions Bancorp NA	135,981	6,002,201
TOTAL FINANCIALS			1,588,058,812
HEALTH CARE — (12.3%)
	Abbott Laboratories	229,239	28,331,648
	AbbVie, Inc.	318,855	32,676,260
*	ABIOMED, Inc.	13,135	4,574,264
*	Acadia Healthcare Co., Inc.	90,762	4,599,818
#*	ACADIA Pharmaceuticals, Inc.	11,433	549,356
*	Acceleron Pharma, Inc.	5,255	607,110
#*	Accuray, Inc.	24,263	119,859
*	Acer Therapeutics, Inc.	819	2,989
»	Achillion Pharmaceuticals, Inc.	174,484	247,767
*	Addus HomeCare Corp.	14,054	1,581,778
#*	Adverum Biotechnologies, Inc.	56,337	694,635
#*	Aeglea BioTherapeutics, Inc.	17,876	124,238
	Agilent Technologies, Inc.	74,985	9,010,947
#*	Akebia Therapeutics, Inc.	87,468	283,396
*	Albireo Pharma, Inc.	9,695	355,516
#*	Aldeyra Therapeutics, Inc.	14,742	165,110
*	Alexion Pharmaceuticals, Inc.	68,049	10,433,953
*	Align Technology, Inc.	36,980	19,428,552
*	Alkermes P.L.C.	27,027	567,297
*	Allscripts Healthcare Solutions, Inc.	175,820	2,901,030
*	Alnylam Pharmaceuticals, Inc.	19,376	2,915,700
#*	Alpine Immune Sciences, Inc.	1,694	21,802
*	Amedisys, Inc.	26,906	7,730,363
	AmerisourceBergen Corp.	94,993	9,898,271
	Amgen, Inc.	156,585	37,804,317
*	AMN Healthcare Services, Inc.	79,173	5,709,957
*	Amphastar Pharmaceuticals, Inc.	44,012	800,138
*	AnaptysBio, Inc.	15,338	397,561
*	AngioDynamics, Inc.	48,938	917,098
*	ANI Pharmaceuticals, Inc.	11,570	330,208
*	Anika Therapeutics, Inc.	15,896	588,311
	Anthem, Inc.	82,100	24,382,058
*	Applied Genetic Technologies Corp.	9,627	37,930
*	Apyx Medical Corp.	21,789	202,420
#*	Aravive, Inc.	6,843	35,926
#*	Arcus Biosciences, Inc.	10,327	358,657
*	Ardelyx, Inc.	52,822	358,661

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Arena Pharmaceuticals, Inc.	36,626	$2,719,114
*	Arrowhead Pharmaceuticals, Inc.	3,771	291,008
*	Assembly Biosciences, Inc.	28,175	157,217
*	Atara Biotherapeutics, Inc.	45,740	844,360
*	AtriCure, Inc.	2,260	131,600
	Atrion Corp.	1,573	1,024,762
*	Avanos Medical, Inc.	55,532	2,515,600
#*	Avrobio, Inc.	4,201	60,116
#*	AxoGen, Inc.	4,593	79,689
	Baxter International, Inc.	101,472	7,796,094
	Becton Dickinson and Co.	37,887	9,918,438
*	Biogen, Inc.	44,936	12,699,363
#*	BioLife Solutions, Inc.	4,113	155,965
*	BioMarin Pharmaceutical, Inc.	24,458	2,024,633
*	Bio-Rad Laboratories, Inc., Class A	11,330	6,500,814
	Bio-Techne Corp.	17,895	5,814,264
*	BioTelemetry, Inc.	40,786	2,914,568
#*	Bluebird Bio, Inc.	15,986	712,176
*	Boston Scientific Corp.	165,559	5,867,411
	Bristol-Myers Squibb Co.	339,407	20,849,772
*	Brookdale Senior Living, Inc.	171,549	847,452
	Bruker Corp.	89,534	5,183,123
#*	Calithera Biosciences, Inc.	42,656	122,423
#	Cantel Medical Corp.	27,844	2,198,841
#*	Cara Therapeutics, Inc.	4,836	90,433
	Cardinal Health, Inc.	114,710	6,163,368
*	Cardiovascular Systems, Inc.	4,460	200,655
*	Catalent, Inc.	137,256	15,791,303
*	Catalyst Biosciences, Inc.	4,256	24,046
*	Cellular Biomedicine Group, Inc.	1,300	25,480
*	Centene Corp.	282,037	17,006,831
	Cerner Corp.	155,819	12,482,660
*	Change Healthcare, Inc.	122,083	2,912,900
*	Charles River Laboratories International, Inc.	55,750	14,442,037
#*	Chembio Diagnostics, Inc.	2,903	19,131
	Chemed Corp.	14,479	7,498,674
*	ChemoCentryx, Inc.	9,087	518,050
#*	Chiasma, Inc.	4,306	17,052
*	Chimerix, Inc.	43,891	372,196
*	Cidara Therapeutics, Inc.	4,797	11,753
	Cigna Corp.	131,831	28,613,919
#*	Collegium Pharmaceutical, Inc.	4,465	107,785
#*	Community Health Systems, Inc.	45,027	419,652
	Computer Programs and Systems, Inc.	12,920	397,678
*	Concert Pharmaceuticals, Inc.	23,503	246,076
	CONMED Corp.	26,454	2,960,203
#»	Contra Aduro Biotech I	5,844	58
#»	Contra Pfenex, Inc.	13,673	10,255
	Cooper Cos., Inc. (The)	19,448	7,079,850
*	Corcept Therapeutics, Inc.	107,494	3,037,780
*	CorVel Corp.	19,547	1,931,635
#*	Corvus Pharmaceuticals, Inc.	12,238	45,525
*	Covetrus, Inc.	24,314	828,378
*	Cross Country Healthcare, Inc.	34,737	304,296
*	CryoLife, Inc.	34,272	820,129
*	Cumberland Pharmaceuticals, Inc.	12,297	38,981
*	Cutera, Inc.	6,896	166,952
	CVS Health Corp.	333,018	23,860,740
#*	Cymabay Therapeutics, Inc.	23,457	125,495

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	CytomX Therapeutics, Inc.	18,940	$130,875
	Danaher Corp.	97,780	23,255,995
*	DaVita, Inc.	116,580	13,682,995
*	Deciphera Pharmaceuticals, Inc.	48,074	2,124,871
#*	Denali Therapeutics, Inc.	22,377	1,532,825
	DENTSPLY SIRONA, Inc.	86,081	4,604,473
*	DexCom, Inc.	8,806	3,300,929
#*	Dyadic International, Inc.	2,750	15,318
#*	Eagle Pharmaceuticals, Inc.	6,909	322,443
*	Editas Medicine Inc.	5,268	323,192
*	Edwards Lifesciences Corp.	63,600	5,252,088
#*	Eiger BioPharmaceuticals, Inc.	2,291	22,017
*	Elanco Animal Health, Inc.	79,299	2,302,050
»	Elanco Animal Health, Inc.	36,632	0
	Eli Lilly and Co.	182,872	38,031,890
#*	Eloxx Pharmaceuticals, Inc.	3,776	12,989
*	Emergent BioSolutions, Inc.	50,168	5,360,451
*	Enanta Pharmaceuticals, Inc.	18,628	895,262
	Encompass Health Corp.	128,110	10,300,044
#*	Endo International P.L.C.	85,023	618,967
*	Enochian Biosciences, Inc.	13,353	50,608
	Ensign Group, Inc. (The)	59,652	4,669,559
*	Envista Holdings Corp.	42,596	1,513,862
#*	Enzo Biochem, Inc.	45,031	126,987
#*	Epizyme, Inc.	48,441	530,429
#*	Evelo Biosciences, Inc.	2,447	42,945
#*	Evolent Health, Inc., Class A	87,831	1,499,275
*	Exact Sciences Corp.	18,289	2,508,519
*	Exelixis, Inc.	149,665	3,324,060
#*	FibroGen, Inc.	16,883	813,423
*	Five Prime Therapeutics, Inc.	27,064	452,510
*	FONAR Corp.	4,738	84,431
#*	Fulgent Genetics, Inc.	2,085	230,372
#*	G1 Therapeutics, Inc.	29,900	721,487
	Gilead Sciences, Inc.	360,165	23,626,824
#*	Global Blood Therapeutics, Inc.	20,775	1,041,243
*	Globus Medical, Inc., Class A	51,448	3,173,827
*	GlycoMimetics, Inc.	33,333	120,999
*	Great Elm Group, Inc.	8,182	22,991
*	Guardant Health, Inc.	9,620	1,495,910
*	Haemonetics Corp.	39,988	4,570,229
*	Hanger, Inc.	16,479	337,655
*	Harvard Bioscience, Inc.	31,221	144,865
	HCA Healthcare, Inc.	28,886	4,693,397
*	HealthEquity, Inc.	6,193	517,425
*	HealthStream, Inc.	31,090	723,775
*	Henry Schein, Inc.	55,581	3,660,009
#*	Heron Therapeutics, Inc.	8,228	142,838
#*	Heska Corp.	3,504	586,429
	Hill-Rom Holdings, Inc.	77,979	7,489,103
*	HMS Holdings Corp.	71,942	2,648,904
*	Hologic, Inc.	131,936	10,519,257
*	Horizon Therapeutics P.L.C.	184,545	13,375,822
	Humana, Inc.	53,274	20,409,802
*	ICU Medical, Inc.	12,586	2,573,585
*	IDEXX Laboratories, Inc.	31,652	15,151,179
*	Illumina, Inc.	8,628	3,679,324
*	Incyte Corp.	25,048	2,248,058
*	InfuSystem Holdings, Inc.	3,809	67,115

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Innoviva, Inc.	76,744	$921,695
*	Inogen, Inc.	20,764	1,015,983
*	Inovalon Holdings, Inc., Class A	21,381	521,696
#*	Insulet Corp.	6,319	1,688,310
*	Integer Holdings Corp.	26,683	1,969,205
#*	Integra LifeSciences Holdings Corp.	56,322	3,719,505
*	Intellia Therapeutics, Inc.	40,445	2,532,666
*	Intra-Cellular Therapies, Inc.	43,977	1,413,861
#*	IntriCon Corp.	7,191	131,811
*	Intuitive Surgical, Inc.	9,063	6,775,861
	Invacare Corp.	32,218	301,560
*	Ionis Pharmaceuticals, Inc.	19,174	1,151,782
*	Iovance Biotherapeutics, Inc.	11,920	522,573
*	IQVIA Holdings, Inc.	55,332	9,838,030
#*	Ironwood Pharmaceuticals, Inc.	5,573	56,956
*	IVERIC bio, Inc.	19,992	105,158
*	Jazz Pharmaceuticals P.L.C.	34,366	5,343,913
	Johnson & Johnson	811,788	132,426,976
*	Jounce Therapeutics, Inc.	28,487	321,903
#*	Kadmon Holdings, Inc.	8,882	42,634
#*	Kala Pharmaceuticals, Inc.	17,388	129,193
*	KalVista Pharmaceuticals, Inc.	14,835	225,492
#*	Karyopharm Therapeutics, Inc.	14,212	216,449
*	Kewaunee Scientific Corp.	1,276	16,843
*	Kindred Biosciences, Inc.	33,036	165,180
#*	Kura Oncology, Inc.	32,207	964,600
*	Laboratory Corp. of America Holdings	45,255	10,359,322
#*	Lannett Co., Inc.	22,129	171,500
#*	Lantheus Holdings, Inc.	57,613	937,364
	LeMaitre Vascular, Inc.	18,926	909,584
*	LENSAR, Inc.	11,199	78,281
*	LHC Group, Inc.	36,341	7,239,854
#*	Ligand Pharmaceuticals, Inc.	18,390	3,408,586
*	LivaNova P.L.C.	33,811	2,126,712
	Luminex Corp.	40,939	1,149,977
*	MacroGenics, Inc.	41,093	839,941
#*	Madrigal Pharmaceuticals, Inc.	14,425	1,713,113
*	Magellan Health, Inc.	27,709	2,604,092
*	Masimo Corp.	19,930	5,100,486
	McKesson Corp.	61,484	10,727,113
*»	MedCath Corp.	9,997	0
*	MEDNAX, Inc.	80,358	2,191,363
*	Medpace Holdings, Inc.	34,236	4,546,198
	Medtronic P.L.C.	182,185	20,282,656
	Merck & Co., Inc.	627,369	48,351,329
*	Meridian Bioscience, Inc.	45,648	1,008,821
*	Merit Medical Systems, Inc.	44,657	2,418,177
*	Merrimack Pharmaceuticals, Inc.	6,647	44,668
*	Mersana Therapeutics, Inc.	42,473	809,535
*	Mettler-Toledo International, Inc.	9,121	10,654,240
*	ModivCare, Inc.	14,660	2,324,636
#*	Molecular Templates, Inc.	22,407	256,560
*	Molina Healthcare, Inc.	66,038	14,106,377
*	Myriad Genetics, Inc.	70,248	1,935,332
	National HealthCare Corp.	17,792	1,139,578
	National Research Corp.	11,130	504,189
*	Natus Medical, Inc.	31,308	762,976
#*	Nektar Therapeutics	16,401	323,100
*	Neogen Corp.	27,994	2,263,875

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	NeoGenomics, Inc.	29,968	$1,588,903
#*	Neoleukin Therapeutics, Inc.	3,500	44,100
*	Neurocrine Biosciences, Inc.	6,115	671,121
*	NextGen Healthcare, Inc.	62,291	1,232,116
*	Novocure, Ltd.	7,368	1,185,953
*	NuVasive, Inc.	48,755	2,620,094
*	Omnicell, Inc.	26,704	3,145,731
*	OraSure Technologies, Inc.	59,723	909,581
*	Orthofix Medical, Inc.	18,242	737,159
*	Otonomy, Inc.	19,196	81,583
	Owens & Minor, Inc.	66,324	1,928,702
#*	Oxford Immunotec Global P.L.C.	23,059	503,839
*	Pacira BioSciences, Inc.	13,839	914,481
	Patterson Cos., Inc.	108,423	3,434,841
#*»	PDL BioPharma, Inc.	147,592	364,552
*	Pennant Group, Inc.	32,131	1,727,684
#*	Penumbra, Inc.	2,958	772,304
	PerkinElmer, Inc.	54,953	8,081,938
	Perrigo Co. P.L.C.	63,147	2,696,377
*	Personalis, Inc.	2,480	95,406
#*	PetIQ, Inc.	20,575	713,130
	Pfizer, Inc.	1,174,988	42,182,069
	Phibro Animal Health Corp., Class A	19,076	395,636
#*	Pieris Pharmaceuticals, Inc.	18,423	46,794
*	PRA Health Sciences, Inc.	51,907	6,397,019
	Premier, Inc., Class A	65,577	2,221,093
*	Prestige Consumer Healthcare, Inc.	46,670	1,866,800
»	Progenic Pharmaceuticals, Inc.	42,113	1,798
*	Protagonist Therapeutics, Inc.	16,855	349,067
*	Prothena Corp. P.L.C.	41,695	467,401
	Psychemedics Corp.	478	3,274
#*	PTC Therapeutics, Inc.	1,107	64,007
#*	Pulse Biosciences, Inc.	2,789	95,244
*	Quanterix Corp.	985	63,769
	Quest Diagnostics, Inc.	67,054	8,660,024
#*	Quidel Corp.	31,504	7,906,559
*	R1 RCM, Inc.	26,513	668,923
*	RadNet, Inc.	39,944	715,397
*	Regeneron Pharmaceuticals, Inc.	13,041	6,570,577
*	REGENXBIO, Inc.	29,254	1,209,068
*	Repligen Corp.	29,686	5,937,200
	ResMed, Inc.	46,588	9,390,743
#*	Revance Therapeutics, Inc.	21,517	547,392
#*	Rhythm Pharmaceuticals, Inc.	16,829	516,482
#*	Rigel Pharmaceuticals, Inc.	49,343	179,609
#*	Rocket Pharmaceuticals, Inc.	21,473	1,182,733
#*	Sage Therapeutics, Inc.	1,987	160,252
#*	Sangamo Therapeutics, Inc.	104,823	1,431,882
#*	Sarepta Therapeutics, Inc.	12,195	1,090,233
#*	scPharmaceuticals, Inc.	3,700	23,458
*	Seagen, Inc.	16,801	2,759,900
*	SeaSpine Holdings Corp.	24,448	397,524
*	Select Medical Holdings Corp.	151,269	3,887,613
#*	Sientra, Inc.	9,614	45,090
#*	SIGA Technologies, Inc.	10,024	64,755
#	Simulations Plus, Inc.	6,759	534,907
*	Spectrum Pharmaceuticals, Inc.	100,348	360,249
#*	Spero Therapeutics, Inc.	14,666	265,601
*	STAAR Surgical Co.	6,053	620,917

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Star Equity Holdings, Inc.	862	$3,051
	STERIS P.L.C.	30,398	5,687,770
	Stryker Corp.	32,704	7,227,911
*	Supernus Pharmaceuticals, Inc.	50,907	1,496,157
*	Surgalign Holdings, Inc.	73,026	122,684
*	Surgery Partners, Inc.	47,093	1,755,627
*	Surmodics, Inc.	10,887	495,359
#*	Syndax Pharmaceuticals, Inc.	14,272	286,011
*	Syneos Health, Inc.	71,387	5,307,623
#*	Syros Pharmaceuticals, Inc.	25,586	280,039
*	Taro Pharmaceutical Industries, Ltd.	22,175	1,657,360
#*	Teladoc Health, Inc.	8,979	2,368,930
	Teleflex, Inc.	17,149	6,475,977
*	Tenet Healthcare Corp.	72,152	3,410,625
	Thermo Fisher Scientific, Inc.	65,980	33,630,006
#*	Travere Therapeutics, Inc.	38,496	972,024
*	Triple-S Management Corp., Class B	26,289	615,951
*	United Therapeutics Corp.	32,596	5,339,877
	UnitedHealth Group, Inc.	228,707	76,292,081
	Universal Health Services, Inc., Class B	53,642	6,688,085
#	US Physical Therapy, Inc.	12,786	1,538,667
	Utah Medical Products, Inc.	3,708	321,372
*	Vanda Pharmaceuticals, Inc.	50,448	723,424
#*	Varex Imaging Corp.	35,746	692,043
*	Varian Medical Systems, Inc.	26,838	4,711,948
*	Veeva Systems, Inc., Class A	23,468	6,487,494
*	Veracyte, Inc.	10,561	598,809
*	Vertex Pharmaceuticals, Inc.	13,281	3,042,411
*	Viatris, Inc.	367,682	6,246,917
*	ViewRay, Inc.	7,940	35,254
*	Vocera Communications, Inc.	2,944	129,389
*	Waters Corp.	16,692	4,417,872
	West Pharmaceutical Services, Inc.	44,772	13,408,766
#*	Xencor, Inc.	52,870	2,418,803
	Zimmer Biomet Holdings, Inc.	37,813	5,810,724
	Zoetis, Inc.	113,294	17,475,599
#*	Zogenix, Inc.	6,403	121,401
#*	Zynerba Pharmaceuticals, Inc.	3,973	13,866
TOTAL HEALTH CARE			1,406,272,297
INDUSTRIALS — (13.3%)
	3M Co.	156,943	27,568,607
	AAON, Inc.	74,999	5,549,926
	AAR Corp.	33,782	1,133,386
	ABM Industries, Inc.	74,237	2,727,467
*	Acacia Research Corp.	23,858	133,605
	ACCO Brands Corp.	111,365	900,943
	Acme United Corp.	1,355	42,493
#	Acuity Brands, Inc.	30,155	3,625,837
#	ADT, Inc.	24,156	218,129
	Advanced Drainage Systems, Inc.	55,748	4,598,095
*	AECOM	132,365	6,631,486
*	Aegion Corp.	31,723	582,752
#*	Aerojet Rocketdyne Holdings, Inc.	107,889	5,614,544
*	AeroVironment, Inc.	26,314	3,020,058
	AGCO Corp.	61,323	6,800,721
	Air Lease Corp.	126,607	5,017,435
#*	Air T, Inc.	720	14,688
*	Air Transport Services Group, Inc.	66,787	1,697,058

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alamo Group, Inc.	11,067	$1,544,843
	Alaska Air Group, Inc.	102,671	5,013,425
	Albany International Corp., Class A	34,443	2,394,477
	Allegiant Travel Co.	18,366	3,333,245
	Allegion P.L.C.	54,111	5,790,418
	Allied Motion Technologies, Inc.	11,149	504,492
	Allison Transmission Holdings, Inc.	143,034	5,821,484
	Altra Industrial Motion Corp.	46,134	2,371,749
	AMERCO	15,147	7,004,579
#*	Ameresco, Inc., Class A	23,292	1,306,448
#	American Airlines Group, Inc.	110,211	1,892,323
*	American Superconductor Corp.	10,409	257,310
*	American Woodmark Corp.	19,682	1,702,690
	AMETEK, Inc.	88,506	10,024,190
*	AMREP Corp.	2,552	20,416
	AO Smith Corp.	71,146	3,863,228
*	API Group Corp.	3,814	68,309
	Apogee Enterprises, Inc.	24,876	873,148
	Applied Industrial Technologies, Inc.	35,912	2,527,846
	ARC Document Solutions, Inc.	42,825	83,937
	ArcBest Corp.	18,043	836,293
	Arcosa, Inc.	60,480	3,374,179
	Argan, Inc.	18,143	784,322
*	Armstrong Flooring, Inc.	20,382	76,636
	Armstrong World Industries, Inc.	50,555	3,953,907
*	ASGN, Inc.	60,111	4,983,803
	Astec Industries, Inc.	26,129	1,553,892
*	Astronics Corp.	22,178	276,338
#*	Astronics Corp., Class B	15,064	188,827
*	Atkore International Group, Inc.	53,273	2,363,190
*	Atlas Air Worldwide Holdings, Inc.	29,121	1,509,050
*	Avis Budget Group, Inc.	77,481	3,203,065
*	Axon Enterprise, Inc.	23,295	3,824,107
	AZZ, Inc.	29,438	1,400,954
	Barnes Group, Inc.	69,815	3,356,007
	Barrett Business Services, Inc.	8,880	559,884
*	Beacon Roofing Supply, Inc.	79,877	3,176,708
	BG Staffing, Inc.	7,751	97,818
#*	Blue Bird Corp.	9,860	202,130
	Boeing Co. (The)	49,793	9,669,303
	Boise Cascade Co.	43,975	2,094,529
	Brady Corp., Class A	49,275	2,262,215
*	BrightView Holdings, Inc.	4,617	65,469
	Brink's Co. (The)	63,012	4,293,008
*	Builders FirstSource, Inc.	228,665	8,746,436
	BWX Technologies, Inc.	88,203	4,755,906
	CAI International, Inc.	21,839	709,112
	Carlisle Cos., Inc.	46,196	6,695,186
	Carrier Global Corp.	202,045	7,778,732
*	Casella Waste Systems, Inc., Class A	42,430	2,428,693
	Caterpillar, Inc.	169,510	30,993,208
*	CBIZ, Inc.	74,325	1,925,761
*	CECO Environmental Corp.	35,553	246,382
	CH Robinson Worldwide, Inc.	65,318	5,588,608
*	Chart Industries, Inc.	40,270	4,836,830
#*	Cimpress P.L.C.	9,178	838,777
	Cintas Corp.	43,381	13,800,364
*	CIRCOR International, Inc.	23,696	757,561
*	Clean Harbors, Inc.	62,636	4,851,785

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Colfax Corp.	97,120	$3,605,094
	Columbus McKinnon Corp.	24,673	1,065,627
	Comfort Systems USA, Inc.	42,576	2,359,988
*	Commercial Vehicle Group, Inc.	27,123	224,578
	CompX International, Inc.	294	4,101
*	Construction Partners, Inc., Class A	36,067	1,025,024
#	Copa Holdings SA, Class A	24,894	1,926,049
*	Copart, Inc.	136,030	14,929,292
	CoreLogic, Inc.	88,648	6,674,308
#*	Cornerstone Building Brands, Inc.	93,058	1,059,000
	Costamare, Inc.	118,776	950,208
*	CoStar Group, Inc.	6,300	5,668,173
	Covanta Holding Corp.	146,623	2,074,715
*	Covenant Logistics Group, Inc.	18,137	273,687
*	CPI Aerostructures, Inc.	7,107	27,859
	CRA International, Inc.	8,810	468,780
	Crane Co.	52,864	4,000,748
	CSW Industrials, Inc.	17,375	2,024,535
	CSX Corp.	311,864	26,743,897
	Cubic Corp.	32,407	1,982,660
	Cummins, Inc.	71,279	16,709,223
	Curtiss-Wright Corp.	47,705	4,951,302
#*	Daseke, Inc.	15,884	83,550
	Deere & Co.	76,391	22,061,721
	Delta Air Lines, Inc.	278,345	10,565,976
#	Deluxe Corp.	39,359	1,333,877
	Donaldson Co., Inc.	88,075	5,235,178
	Douglas Dynamics, Inc.	35,005	1,428,204
	Dover Corp.	75,406	8,784,045
*	Ducommun, Inc.	13,021	642,456
*	DXP Enterprises, Inc.	19,774	458,559
*	Dycom Industries, Inc.	35,436	2,875,277
#*	Eagle Bulk Shipping, Inc.	9,827	192,314
	Eastern Co. (The)	4,389	103,317
	Eaton Corp. P.L.C.	119,609	14,077,979
*	Echo Global Logistics, Inc.	31,920	840,454
	EMCOR Group, Inc.	63,337	5,592,657
	Emerson Electric Co.	171,292	13,592,020
	Encore Wire Corp.	22,967	1,326,344
#*	Energy Recovery, Inc.	2,769	38,323
	Enerpac Tool Group Corp.	58,986	1,195,646
	EnerSys	47,466	3,903,129
	Ennis, Inc.	34,457	627,117
	EnPro Industries, Inc.	24,184	1,745,843
	Equifax, Inc.	24,050	4,259,496
	ESCO Technologies, Inc.	25,975	2,469,703
	Espey Manufacturing & Electronics Corp.	1,611	30,641
*	Evoqua Water Technologies Corp.	24,399	664,873
*	ExOne Co. (The)	9,959	276,263
	Expeditors International of Washington, Inc.	65,901	5,899,458
	Exponent, Inc.	50,000	4,129,000
	Fastenal Co.	188,310	8,585,053
	Federal Signal Corp.	71,942	2,351,784
	FedEx Corp.	82,956	19,522,865
	Flowserve Corp.	65,653	2,334,621
	Fluor Corp.	2,694	46,579
*	Forrester Research, Inc.	17,918	710,628
	Fortive Corp.	68,450	4,523,176
	Fortune Brands Home & Security, Inc.	89,236	7,696,605

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Forward Air Corp.	31,569	$2,263,182
*	Franklin Covey Co.	12,059	290,019
	Franklin Electric Co., Inc.	47,939	3,327,925
*	FTI Consulting, Inc.	51,776	5,693,807
	GATX Corp.	35,809	3,323,075
	Genco Shipping & Trading, Ltd.	39,454	312,081
*	Gencor Industries, Inc.	11,809	151,273
#*	Generac Holdings, Inc.	82,517	20,333,839
	General Dynamics Corp.	66,210	9,711,683
	General Electric Co.	791,156	8,449,546
*	Gibraltar Industries, Inc.	36,956	3,312,366
*	GMS, Inc.	47,349	1,372,648
	Gorman-Rupp Co. (The)	35,293	1,111,730
*	GP Strategies Corp.	16,049	193,872
	Graco, Inc.	111,011	7,653,098
	GrafTech International, Ltd.	104,771	1,016,279
	Graham Corp.	7,838	115,689
	Granite Construction, Inc.	43,616	1,291,470
*	Great Lakes Dredge & Dock Corp.	74,754	1,018,897
	Greenbrier Cos., Inc. (The)	30,864	1,116,660
	Griffon Corp.	54,547	1,225,126
	H&E Equipment Services, Inc.	41,722	1,146,521
#*	Harsco Corp.	89,483	1,488,102
	Hawaiian Holdings, Inc.	51,466	1,007,190
#*	HC2 Holdings, Inc.	24,247	84,622
#	Healthcare Services Group, Inc.	35,346	1,145,917
	Heartland Express, Inc.	92,311	1,732,677
#	HEICO Corp.	29,630	3,488,636
	HEICO Corp., Class A	43,761	4,652,232
	Heidrick & Struggles International, Inc.	21,359	622,828
	Helios Technologies, Inc.	29,928	1,632,572
*	Herc Holdings, Inc.	33,560	2,147,169
*	Heritage-Crystal Clean, Inc.	20,432	443,374
	Herman Miller, Inc.	65,805	2,253,821
#	Hexcel Corp.	82,317	3,593,960
	Hillenbrand, Inc.	101,295	4,163,225
	HNI Corp.	49,484	1,596,354
	Honeywell International, Inc.	129,645	25,328,744
*	Houston Wire & Cable Co.	12,789	42,715
	Howmet Aerospace, Inc.	204,691	5,031,305
*	Hub Group, Inc., Class A	38,908	2,047,728
	Hubbell, Inc.	43,677	6,796,141
*	Hudson Global, Inc.	1,869	29,680
	Huntington Ingalls Industries, Inc.	41,775	6,572,461
	Hurco Cos., Inc.	7,633	224,563
*	Huron Consulting Group, Inc.	21,724	1,150,503
	Hyster-Yale Materials Handling, Inc.	14,371	1,289,222
*	IAA, Inc.	107,375	6,135,407
	ICF International, Inc.	21,044	1,623,124
	IDEX Corp.	33,656	6,266,411
*	IES Holdings, Inc.	14,183	645,043
	IHS Markit, Ltd.	12,202	1,062,550
	Illinois Tool Works, Inc.	72,698	14,118,679
*	Ingersoll Rand, Inc.	172,127	7,201,794
	Innovative Solutions & Support, Inc.	12,137	71,244
	Insperity, Inc.	50,091	3,931,643
	Insteel Industries, Inc.	24,637	621,838
	Interface, Inc.	55,051	552,712
	ITT, Inc.	91,601	6,843,511

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Jacobs Engineering Group, Inc.	53,682	$5,419,735
	JB Hunt Transport Services, Inc.	43,499	5,857,575
*	JELD-WEN Holding, Inc.	109,537	2,846,867
*	JetBlue Airways Corp.	275,495	3,950,598
	John Bean Technologies Corp.	22,917	2,655,622
	Johnson Controls International P.L.C.	253,171	12,612,979
	Kadant, Inc.	11,315	1,617,479
	Kaman Corp.	33,678	1,696,024
	Kansas City Southern	50,400	10,214,568
	KAR Auction Services, Inc.	143,574	2,650,376
	Kelly Services, Inc., Class A	40,041	781,600
	Kennametal, Inc.	93,005	3,523,029
	Kforce, Inc.	46,792	1,995,679
	Kimball International, Inc., Class B	47,206	570,721
*	Kirby Corp.	49,142	2,494,448
	Knight-Swift Transportation Holdings, Inc.	158,421	6,336,840
	Knoll, Inc.	57,915	866,408
	Korn Ferry	61,755	2,816,028
#*	Kratos Defense & Security Solutions, Inc.	100,085	2,656,256
	L3Harris Technologies, Inc.	50,493	8,660,054
	Landstar System, Inc.	27,561	3,842,003
*	Lawson Products, Inc.	6,706	332,551
*	LB Foster Co., Class A	10,130	153,470
	Lennox International, Inc.	17,322	4,772,038
*	Limbach Holdings, Inc.	2,344	33,988
	Lincoln Electric Holdings, Inc.	59,616	6,826,032
	Lindsay Corp.	10,424	1,457,588
	Lockheed Martin Corp.	57,709	18,571,910
#*	LS Starrett Co. (The), Class A	2,592	11,249
	LSI Industries, Inc.	23,361	224,382
#*	Lydall, Inc.	16,742	503,934
	Macquarie Infrastructure Corp.	53,850	1,496,492
*	Manitex International, Inc.	12,574	73,684
*	Manitowoc Co., Inc. (The)	32,460	426,524
	ManpowerGroup, Inc.	45,721	4,043,565
	Marten Transport, Ltd.	91,495	1,450,196
	Masco Corp.	74,631	4,053,210
*	Masonite International Corp.	27,546	2,740,827
#*	MasTec, Inc.	84,560	6,523,804
*	Mastech Digital, Inc.	2,364	38,557
*	Matrix Service Co.	25,320	298,523
	Matson, Inc.	49,906	2,984,379
	Matthews International Corp., Class A	29,398	897,521
	McGrath RentCorp	33,064	2,307,537
*	Mercury Systems, Inc.	40,352	2,867,413
#*	Meritor, Inc.	83,821	2,163,420
*	Mesa Air Group, Inc.	27,580	180,097
*	Middleby Corp. (The)	42,464	5,763,214
	Miller Industries, Inc.	10,037	400,276
*	Mistras Group, Inc.	27,372	189,141
	Moog, Inc., Class A	35,152	2,596,678
*	MRC Global, Inc.	77,458	535,235
	MSA Safety, Inc.	37,215	5,810,006
	MSC Industrial Direct Co., Inc., Class A	44,483	3,450,546
	Mueller Industries, Inc.	66,725	2,278,659
	Mueller Water Products, Inc., Class A	176,076	2,111,151
*	MYR Group, Inc.	20,923	1,163,528
	National Presto Industries, Inc.	7,461	667,088
*	Navistar International Corp.	51,681	2,273,964

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nielsen Holdings P.L.C.	140,890	$3,146,074
	NL Industries, Inc.	27,525	124,138
*	NN, Inc.	39,356	237,317
	Nordson Corp.	37,064	6,634,085
	Norfolk Southern Corp.	96,853	22,917,357
	Northrop Grumman Corp.	40,882	11,717,190
*	Northwest Pipe Co.	11,077	335,079
*	NOW, Inc.	103,236	855,826
*	NV5 Global, Inc.	11,608	1,013,727
	nVent Electric P.L.C.	73,682	1,649,003
	Old Dominion Freight Line, Inc.	107,803	20,913,782
	Omega Flex, Inc.	3,089	571,465
*	Orion Group Holdings, Inc.	23,843	128,037
	Oshkosh Corp.	78,392	7,179,923
	Otis Worldwide Corp.	101,022	6,531,072
	Owens Corning	95,607	7,419,103
	PACCAR, Inc.	162,634	14,835,473
*	PAM Transportation Services, Inc.	5,543	286,296
*	Pangaea Logistics Solutions, Ltd.	14,834	41,239
	Park Aerospace Corp.	19,413	257,805
	Parker-Hannifin Corp.	64,358	17,029,770
	Park-Ohio Holdings Corp.	11,850	334,052
	Patriot Transportation Holding, Inc.	1,695	15,102
	Pentair P.L.C.	132,057	7,191,824
#*	Perma-Fix Environmental Services	1,601	9,990
*	Perma-Pipe International Holdings, Inc.	2,769	16,863
*	PGT Innovations, Inc.	68,257	1,413,602
*	PICO Holdings, Inc.	11,695	100,577
	Pitney Bowes, Inc.	111,325	1,039,776
	Powell Industries, Inc.	13,722	393,410
	Preformed Line Products Co.	4,777	307,113
	Primoris Services Corp.	53,763	1,564,772
*	Proto Labs, Inc.	16,397	3,472,885
	Quad/Graphics, Inc.	37,882	177,288
	Quanex Building Products Corp.	37,564	826,032
	Quanta Services, Inc.	125,774	8,863,294
*	Radiant Logistics, Inc.	48,514	281,381
	Raven Industries, Inc.	33,279	1,073,913
	Raytheon Technologies Corp.	327,694	21,867,021
*	RBC Bearings, Inc.	17,976	3,007,924
#*	Red Violet, Inc.	746	16,710
	Regal Beloit Corp.	42,050	5,276,434
	Republic Services, Inc.	139,234	12,603,462
*	Resideo Technologies, Inc.	55,746	1,287,733
	Resources Connection, Inc.	35,814	413,294
	REV Group, Inc.	59,845	618,199
	Rexnord Corp.	127,123	4,812,877
	Robert Half International, Inc.	70,875	4,784,062
	Rockwell Automation, Inc.	43,604	10,836,902
	Rollins, Inc.	128,737	4,637,107
	Roper Technologies, Inc.	19,137	7,519,119
	Rush Enterprises, Inc., Class A	46,014	1,932,128
	Rush Enterprises, Inc., Class B	1,962	75,988
	Ryder System, Inc.	58,181	3,641,549
*	Saia, Inc.	33,038	5,839,466
	Schneider National, Inc., Class B	12,934	271,614
#	Scorpio Bulkers, Inc.	6,156	99,173
*	SEACOR Holdings, Inc.	22,640	944,994
*	Sensata Technologies Holding P.L.C.	138,570	7,552,065

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Shyft Group, Inc. (The)	32,820	$991,164
*	SIFCO Industries, Inc.	1,400	11,578
	Simpson Manufacturing Co., Inc.	48,044	4,420,048
#*	SiteOne Landscape Supply, Inc.	29,597	4,666,855
	SkyWest, Inc.	56,684	2,210,109
	Snap-on, Inc.	35,034	6,305,770
#	Southwest Airlines Co.	285,281	12,535,247
*	SP Plus Corp.	21,614	626,806
	Spirit AeroSystems Holdings, Inc., Class A	77,839	2,636,407
#*	Spirit Airlines, Inc.	76,801	1,992,218
*	SPX Corp.	49,028	2,535,238
*	SPX FLOW, Inc.	49,864	2,641,296
	Standex International Corp.	12,499	1,023,793
	Stanley Black & Decker, Inc.	57,601	9,993,197
	Steelcase, Inc., Class A	100,341	1,297,409
*	Stericycle, Inc.	33,348	2,183,627
*	Sterling Construction Co., Inc.	18,672	382,216
#*	Sunrun, Inc.	131,754	9,126,600
	Systemax, Inc.	26,758	1,028,310
*	Team, Inc.	28,126	277,885
*	Teledyne Technologies, Inc.	19,799	7,068,441
	Tennant Co.	21,274	1,441,314
	Terex Corp.	79,320	2,836,483
	Tetra Tech, Inc.	53,712	6,529,768
*	Textainer Group Holdings, Ltd.	58,438	1,058,312
	Textron, Inc.	146,297	6,621,402
*	Thermon Group Holdings, Inc.	31,739	463,072
	Timken Co. (The)	69,507	5,258,900
	Titan International, Inc.	47,047	324,624
*	Titan Machinery, Inc.	26,746	569,690
	Toro Co. (The)	80,842	7,619,358
*	TPI Composites, Inc.	32,895	1,970,739
	Trane Technologies P.L.C.	84,787	12,154,216
*	Transcat, Inc.	5,991	219,091
*	TransDigm Group, Inc.	9,527	5,271,099
	TransUnion	43,924	3,823,145
#*	Trex Co., Inc.	116,288	10,671,750
*	TriMas Corp.	51,470	1,629,026
*	TriNet Group, Inc.	55,574	4,118,589
#	Trinity Industries, Inc.	131,882	3,667,638
	Triton International, Ltd.	80,389	3,725,226
*	TrueBlue, Inc.	43,338	805,653
#*	Tutor Perini Corp.	56,230	837,827
*	Twin Disc, Inc.	11,080	91,964
*	U.S. Xpress Enterprises, Inc., Class A	15,607	105,347
	UFP Industries, Inc.	74,546	4,021,011
*	Ultralife Corp.	10,343	60,713
	UniFirst Corp.	15,110	3,215,408
	Union Pacific Corp.	237,535	46,906,036
*	United Airlines Holdings, Inc.	194,883	7,793,371
	United Parcel Service, Inc., Class B	159,290	24,689,950
*	United Rentals, Inc.	60,012	14,583,516
*	Univar Solutions, Inc.	75,429	1,402,225
	Universal Logistics Holdings, Inc.	25,915	549,398
*	Upwork, Inc.	2,414	100,060
	US Ecology, Inc.	28,025	924,825
*	USA Truck, Inc.	7,165	73,871
	Valmont Industries, Inc.	20,143	3,885,988
*	Vectrus, Inc.	12,323	633,402

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Verisk Analytics, Inc.	37,562	$6,892,627
*	Veritiv Corp.	14,945	273,792
	Viad Corp.	19,787	682,652
*	Vicor Corp.	14,805	1,281,225
*	Virco Manufacturing Corp.	2,861	7,868
	VSE Corp.	12,191	421,809
	Wabash National Corp.	61,829	986,173
	Waste Management, Inc.	108,625	12,092,135
#	Watsco, Inc.	23,954	5,712,789
#	Watsco, Inc., Class B	1,750	417,821
	Watts Water Technologies, Inc., Class A	28,582	3,431,841
*	Welbilt, Inc.	91,245	1,177,973
	Werner Enterprises, Inc.	91,133	3,576,059
*	WESCO International, Inc.	56,824	4,324,875
	Westinghouse Air Brake Technologies Corp.	73,784	5,475,511
*	Willdan Group, Inc.	2,228	99,569
*	Willis Lease Finance Corp.	4,690	130,007
*	WillScot Mobile Mini Holdings Corp.	223,108	5,289,891
	Woodward, Inc.	58,604	6,560,718
	WW Grainger, Inc.	24,242	8,833,542
#*	XPO Logistics, Inc.	137,833	15,218,142
	Xylem, Inc.	89,170	8,612,930
TOTAL INDUSTRIALS			1,524,147,716
INFORMATION TECHNOLOGY — (24.4%)
#*	2U, Inc.	7,228	295,625
#*	3D Systems Corp.	110,740	3,935,700
*	A10 Networks Inc.	10,110	100,392
*	Acacia Communications, Inc.	30,215	3,456,596
	Accenture P.L.C., Class A	148,259	35,866,817
*	ACI Worldwide, Inc.	137,916	5,294,595
*	ACM Research, Inc., Class A	472	42,480
*	Adobe, Inc.	37,919	17,396,100
	ADTRAN, Inc.	45,891	789,325
*	Advanced Energy Industries, Inc.	36,419	3,735,861
*	Advanced Micro Devices, Inc.	88,181	7,551,821
*	Agilysys, Inc.	15,740	579,075
*	Airgain, Inc.	3,707	84,594
*	Akamai Technologies, Inc.	79,183	8,791,688
*	Alarm.com Holdings, Inc.	14,356	1,333,959
*	Alithya Group, Inc., Class A	12,595	31,362
	Alliance Data Systems Corp.	28,773	1,946,493
*	Alpha & Omega Semiconductor, Ltd.	27,852	800,466
#*	Altair Engineering, Inc., Class A	3,949	220,868
#*	Alteryx, Inc., Class A	3,051	384,579
*	Ambarella, Inc.	29,564	2,789,659
	Amdocs, Ltd.	60,861	4,298,004
	American Software, Inc., Class A	22,622	434,569
	Amkor Technology, Inc.	270,442	4,197,260
	Amphenol Corp., Class A	57,860	7,225,557
*	Amtech Systems, Inc.	13,210	92,338
	Analog Devices, Inc.	108,455	15,978,675
*	ANSYS, Inc.	28,861	10,227,473
#*	Appfolio, Inc., Class A	6,460	987,153
	Apple, Inc.	4,291,471	566,302,513
	Applied Materials, Inc.	281,061	27,172,977
#*	Applied Optoelectronics, Inc.	9,865	108,614
*	Arista Networks, Inc.	21,133	6,499,665
*	Arlo Technologies, Inc.	50,947	428,464

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	71,420	$6,972,735
*	Aspen Technology, Inc.	42,849	5,737,481
	AstroNova, Inc.	3,998	42,978
*	Asure Software, Inc.	5,929	48,499
*	Atlassian Corp. P.L.C., Class A	4,739	1,095,325
*	Autodesk, Inc.	26,858	7,451,215
	Automatic Data Processing, Inc.	96,789	15,981,800
*	Avalara, Inc.	4,886	732,900
*	Avaya Holdings Corp.	106,905	2,377,567
*	Aviat Networks, Inc.	2,990	107,490
*	Avid Technology, Inc.	36,487	621,738
	Avnet, Inc.	110,063	3,886,325
*	Aware, Inc.	6,547	26,253
*	Axcelis Technologies, Inc.	36,882	1,262,840
#*	AXT, Inc.	45,804	473,155
	Badger Meter, Inc.	37,233	3,414,638
	Bel Fuse, Inc., Class A	1,600	21,504
	Bel Fuse, Inc., Class B	9,580	139,676
	Belden, Inc.	42,634	2,014,030
	Benchmark Electronics, Inc.	42,741	1,082,630
	BK Technologies Corp.	766	2,604
*	Black Knight, Inc.	67,365	5,503,047
	Blackbaud, Inc.	27,523	1,830,004
#*	Blackline, Inc.	9,804	1,270,794
*	Bm Technologies, Inc.	4,560	66,029
	Booz Allen Hamilton Holding Corp.	97,819	8,331,244
*	Bottomline Technologies De, Inc.	17,340	828,505
*	Brightcove, Inc.	10,100	166,145
	Broadcom, Inc.	69,499	31,309,299
	Broadridge Financial Solutions, Inc.	58,348	8,245,156
	Brooks Automation, Inc.	64,249	4,867,504
*	CACI International, Inc., Class A	24,183	5,833,423
*	Cadence Design Systems, Inc.	96,715	12,610,669
*	CalAmp Corp.	32,435	324,674
*	Calix, Inc.	55,382	1,672,536
*	Cardtronics P.L.C., Class A	48,891	1,899,415
	Cass Information Systems, Inc.	13,663	554,718
	CDK Global, Inc.	52,612	2,625,339
	CDW Corp.	75,620	9,956,129
#*	Cerence, Inc.	28,413	3,179,699
*	Ceridian HCM Holding, Inc.	966	89,751
*	CEVA, Inc.	19,824	1,165,453
*	ChannelAdvisor Corp.	18,912	387,696
*	Ciena Corp.	148,389	7,922,489
*	Cirrus Logic, Inc.	67,083	6,285,006
	Cisco Systems, Inc.	1,202,069	53,588,236
	Citrix Systems, Inc.	37,090	4,944,468
*	Clearfield, Inc.	7,734	242,229
#*	Cloudera, Inc.	25,523	389,736
	CMC Materials, Inc.	26,019	3,832,859
	Cognex Corp.	63,600	5,223,468
	Cognizant Technology Solutions Corp., Class A	165,341	12,888,331
*	Coherent, Inc.	21,708	4,359,835
	Cohu, Inc.	48,266	1,963,461
*	CommScope Holding Co., Inc.	17,412	255,782
	Communications Systems, Inc.	6,432	30,874
*	CommVault Systems, Inc.	12,356	775,710
*	Computer Task Group, Inc.	11,157	72,744
	Comtech Telecommunications Corp.	23,666	505,032

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Concentrix Corp.	51,940	$5,553,425
*	Conduent, Inc.	177,223	854,215
*	Cornerstone OnDemand, Inc.	11,984	490,146
	Corning, Inc.	330,281	11,847,179
*	Coupa Software, Inc.	4,016	1,244,438
#*	Cree, Inc.	80,541	8,141,084
	CSG Systems International, Inc.	39,407	1,698,048
	CTS Corp.	32,666	996,313
*	CyberOptics Corp.	4,601	111,298
	Daktronics, Inc.	41,951	201,365
*	Data I/O Corp.	5,845	30,160
*	Dell Technologies, Inc., Class C	32,036	2,335,104
*	Digi International, Inc.	31,463	581,122
*	Digital Turbine, Inc.	13,637	780,173
*	Diodes, Inc.	61,941	4,384,184
*	DocuSign, Inc.	9,541	2,222,003
	Dolby Laboratories, Inc., Class A	46,631	4,104,927
*	Dropbox, Inc., Class A	116,575	2,638,092
*	DSP Group, Inc.	20,898	337,085
	DXC Technology Co.	144,247	4,067,765
#*	DZS, Inc.	15,810	243,474
#	Ebix, Inc.	29,067	1,513,519
*	EchoStar Corp., Class A	37,483	784,894
*	eGain Corp.	3,704	40,744
*	EMCORE Corp.	21,229	106,357
*	Endurance International Group Holdings, Inc.	87,594	830,391
#*	Enphase Energy, Inc.	56,172	10,242,964
	Entegris, Inc.	136,196	13,400,324
*	Envestnet, Inc.	18,144	1,392,189
*	EPAM Systems, Inc.	20,040	6,902,377
*	ePlus, Inc.	15,713	1,320,521
*	Euronet Worldwide, Inc.	45,560	5,693,178
	EVERTEC, Inc.	68,184	2,365,985
*	Evo Payments, Inc., Class A	2,600	59,696
*	ExlService Holdings, Inc.	32,456	2,488,726
*	F5 Networks, Inc.	26,777	5,246,953
*	Fabrinet	50,625	3,996,337
*	Fair Isaac Corp.	24,279	10,928,221
*	FARO Technologies, Inc.	19,942	1,407,307
	Fidelity National Information Services, Inc.	101,743	12,561,191
*	FireEye, Inc.	58,130	1,220,730
*	First Solar, Inc.	78,838	7,816,788
*	Fiserv, Inc.	96,747	9,934,949
*	FleetCor Technologies, Inc.	40,945	9,939,399
*	Flex, Ltd.	336,356	5,933,320
	FLIR Systems, Inc.	116,230	6,049,771
*	FormFactor, Inc.	97,119	3,969,254
*	Fortinet, Inc.	36,878	5,338,090
*	Frequency Electronics, Inc.	4,145	44,144
*	Gartner, Inc.	19,352	2,939,762
#*	Genasys, Inc.	6,445	47,951
	Genpact, Ltd.	169,717	6,496,767
	Global Payments, Inc.	83,392	14,720,356
*	Globant SA	16,454	3,159,168
*	GoDaddy, Inc., Class A	36,408	2,860,941
*	GSI Technology, Inc.	14,940	107,269
#*	GTT Communications, Inc.	55,017	255,829
#*	Guidewire Software, Inc.	20,883	2,396,115
	Hackett Group, Inc. (The)	31,360	427,123

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Harmonic, Inc.	87,598	$679,760
	Hewlett Packard Enterprise Co.	616,923	7,612,830
	HP, Inc.	243,212	5,919,780
*	HubSpot, Inc.	5,559	2,069,060
*	Ichor Holdings, Ltd.	22,161	800,012
#*	Identiv, Inc.	1,600	12,928
*	IEC Electronics Corp.	4,588	67,031
#*	II-VI, Inc.	54,088	4,547,178
#*	Immersion Corp.	29,118	368,343
#*	Infinera Corp.	171,116	1,685,493
#*	Information Services Group, Inc.	22,709	80,163
*	Inphi Corp.	23,275	3,924,398
*	Insight Enterprises, Inc.	40,341	3,069,950
	Intel Corp.	1,824,849	101,297,368
	InterDigital, Inc.	29,241	1,877,565
	International Business Machines Corp.	253,782	30,227,974
*	inTEST Corp.	2,800	21,420
*	Intevac, Inc.	13,969	93,592
	Intuit, Inc.	39,649	14,322,408
*	IPG Photonics Corp.	38,485	8,598,704
*	Iteris, Inc.	21,217	138,123
*	Itron, Inc.	38,719	3,330,608
#*	j2 Global, Inc.	47,959	4,922,512
	Jabil, Inc.	243,345	10,067,183
	Jack Henry & Associates, Inc.	39,557	5,727,458
	Juniper Networks, Inc.	149,955	3,661,901
	KBR, Inc.	159,242	4,625,980
*	Key Tronic Corp.	5,745	49,005
*	Keysight Technologies, Inc.	99,200	14,045,728
*	Kimball Electronics, Inc.	17,079	327,404
	KLA Corp.	59,798	16,747,626
*	Knowles Corp.	103,630	1,999,023
	Kulicke & Soffa Industries, Inc.	80,636	2,876,286
*	KVH Industries, Inc.	13,737	171,850
	Lam Research Corp.	72,514	35,093,150
*	Lattice Semiconductor Corp.	105,555	4,233,811
	Leidos Holdings, Inc.	84,551	8,967,479
#*	Limelight Networks, Inc.	97,014	441,899
	Littelfuse, Inc.	18,826	4,581,684
*	LiveRamp Holdings, Inc.	75,374	5,706,566
#*	Lumentum Holdings, Inc.	35,153	3,297,351
*	Luna Innovations, Inc.	21,473	228,258
#*	MACOM Technology Solutions Holdings, Inc.	50,146	2,851,302
#*	MagnaChip Semiconductor Corp.	16,223	275,629
*	Manhattan Associates, Inc.	66,598	7,540,892
	ManTech International Corp., Class A	33,094	2,968,201
	Marvell Technology Group, Ltd.	259,076	13,332,051
	Mastercard, Inc., Class A	216,100	68,350,269
	Maxim Integrated Products, Inc.	86,501	7,587,003
	MAXIMUS, Inc.	65,681	4,930,016
*	MaxLinear, Inc.	66,481	2,086,839
	Methode Electronics, Inc.	41,613	1,570,891
	Microchip Technology, Inc.	73,983	10,069,826
*	Micron Technology, Inc.	452,390	35,408,565
	Microsoft Corp.	1,706,556	395,852,730
*	MicroStrategy, Inc., Class A	7,544	4,656,987
*	Mimecast, Ltd.	7,559	325,491
#*	Mitek Systems, Inc.	23,421	378,249
	MKS Instruments, Inc.	54,977	8,690,214

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MoneyGram International, Inc.	36,997	$283,767
#*	MongoDB, Inc.	2,811	1,038,974
	Monolithic Power Systems, Inc.	16,510	5,865,838
	Motorola Solutions, Inc.	35,174	5,893,404
	MTS Systems Corp.	18,126	1,061,096
#*	Napco Security Technologies, Inc.	7,089	183,747
	National Instruments Corp.	70,927	2,936,378
*	NCR Corp.	95,736	3,193,753
*	NeoPhotonics Corp.	41,502	462,332
	NetApp, Inc.	122,597	8,145,345
*	NETGEAR, Inc.	33,044	1,367,691
*	Netscout Systems, Inc.	82,859	2,422,383
*	NetSol Technologies, Inc.	3,510	14,461
	Network-1 Technologies, Inc.	8,087	28,337
	NIC, Inc.	54,808	1,475,431
*	nLight, Inc.	1,521	48,185
	NortonLifeLock, Inc.	162,399	3,421,747
*	Novanta, Inc.	28,542	3,565,467
#*	Nuance Communications, Inc.	148,321	6,754,538
	NVE Corp.	3,642	232,687
	NVIDIA Corp.	71,917	37,367,354
*	Okta, Inc.	7,869	2,038,150
*	ON Semiconductor Corp.	440,330	15,186,982
*	OneSpan, Inc.	37,651	878,021
*	Onto Innovation, Inc.	61,238	3,309,914
	Oracle Corp.	657,349	39,723,600
*	OSI Systems, Inc.	20,737	1,866,745
*	Palo Alto Networks, Inc.	5,065	1,776,549
#*	PAR Technology Corp.	8,164	508,291
	Paychex, Inc.	99,866	8,720,299
*	Paycom Software, Inc.	37,116	14,094,430
*	Paylocity Holding Corp.	22,325	4,185,044
*	PayPal Holdings, Inc.	103,713	24,300,993
	PC Connection, Inc.	33,214	1,630,475
	PC-Tel, Inc.	14,847	109,274
*	PDF Solutions, Inc.	32,204	622,181
	Pegasystems, Inc.	23,264	2,964,997
*	Perficient, Inc.	47,526	2,595,395
	Perspecta, Inc.	78,852	2,282,765
*	PFSweb, Inc.	15,487	106,396
*	Photronics, Inc.	80,157	889,743
*	Pixelworks, Inc.	15,908	48,678
*	Plexus Corp.	36,434	2,802,503
	Power Integrations, Inc.	44,334	3,571,104
*	PRGX Global, Inc.	19,607	147,445
	Progress Software Corp.	58,751	2,360,615
*	Proofpoint, Inc.	7,261	937,250
*	PTC, Inc.	21,547	2,863,812
#*	Pure Storage, Inc., Class A	58,228	1,346,814
*	Q2 Holdings Inc.	8,143	1,042,223
	QAD, Inc., Class A	8,284	536,720
	QAD, Inc., Class B	1,920	86,784
*	Qorvo, Inc.	79,280	13,547,366
	QUALCOMM, Inc.	405,618	63,389,981
#*	Qualys, Inc.	22,382	3,099,236
*	Rambus, Inc.	128,200	2,435,159
#*	RealPage, Inc.	26,839	2,323,452
*	Ribbon Communications, Inc.	118,289	864,693
	Richardson Electronics, Ltd.	8,608	54,919

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	RingCentral, Inc., Class A	6,933	$2,585,454
*	Rogers Corp.	18,677	2,914,919
#	Sabre Corp.	106,832	1,151,649
#*	Sailpoint Technologies Holdings, Inc.	18,146	1,003,655
*	salesforce.com, Inc.	40,698	9,179,841
*	Sanmina Corp.	79,257	2,464,893
	Sapiens International Corp. NV	16,847	550,223
*	ScanSource, Inc.	24,269	587,067
	Science Applications International Corp.	55,781	5,356,649
	Seagate Technology P.L.C.	128,616	8,504,090
#*	SecureWorks Corp., Class A	4,100	56,744
*	Semtech Corp.	54,038	3,833,996
*	ServiceNow, Inc.	6,357	3,452,868
*	Silicon Laboratories, Inc.	21,126	2,771,097
	Skyworks Solutions, Inc.	103,109	17,451,198
#*	SMART Global Holdings, Inc.	26,976	1,002,158
*	SMTC Corp.	12,467	73,181
#*	SolarEdge Technologies, Inc.	51,220	14,768,263
*	SolarWinds Corp.	3,400	57,154
*	Splunk, Inc.	7,924	1,307,698
*	SPS Commerce, Inc.	18,581	1,837,475
*	Square, Inc., Class A	9,357	2,020,738
	SS&C Technologies Holdings, Inc.	86,673	5,449,998
*	StarTek, Inc.	29,265	255,776
#*	Stratasys, Ltd.	55,713	2,312,647
*	Super Micro Computer, Inc.	8,627	267,437
*	SVMK, Inc.	5,662	142,739
	Switch, Inc., Class A	19,439	334,740
*	Sykes Enterprises, Inc.	48,314	1,864,437
#*	Synaptics, Inc.	35,861	3,558,128
*	Synchronoss Technologies, Inc.	30,922	155,847
	SYNNEX Corp.	51,940	4,239,343
*	Synopsys, Inc.	44,219	11,295,744
	TE Connectivity, Ltd.	138,764	16,707,186
*	Telenav, Inc.	35,217	167,633
#*	Teradata Corp.	102,651	2,761,312
	Teradyne, Inc.	128,658	14,600,110
	TESSCO Technologies, Inc.	6,626	51,285
	Texas Instruments, Inc.	256,744	42,539,913
*	Trade Desk, Inc. (The), Class A	8,174	6,261,202
*	TransAct Technologies, Inc.	6,652	61,531
*	Trimble, Inc.	75,411	4,970,339
	TTEC Holdings, Inc.	53,568	4,048,669
*	TTM Technologies, Inc.	118,374	1,587,395
*	Twilio, Inc., Class A	21,721	7,807,179
*	Tyler Technologies, Inc.	6,954	2,940,082
#	Ubiquiti, Inc.	26,433	8,141,100
*	Ultra Clean Holdings, Inc.	44,751	1,727,389
*	Unisys Corp.	20,516	490,127
	Universal Display Corp.	11,976	2,764,300
*	Upland Software, Inc.	4,874	232,441
#*	Veeco Instruments, Inc.	47,481	876,499
*	Verint Systems, Inc.	52,741	3,893,868
*	VeriSign, Inc.	25,382	4,925,885
*	Verra Mobility Corp.	4,119	52,723
#*	ViaSat, Inc.	39,920	1,738,117
*	Viavi Solutions, Inc.	203,831	3,149,189
*	Virtusa Corp.	29,274	1,494,438
	Visa, Inc., Class A	398,435	76,997,564

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	154,020	$3,319,131
*	Vishay Precision Group, Inc.	10,529	336,823
#*	VMware, Inc., Class A	13,167	1,815,071
*	Vontier Corp.	27,380	887,933
	Wayside Technology Group, Inc.	3,335	60,530
	Western Digital Corp.	116,864	6,594,635
	Western Union Co. (The)	107,325	2,390,128
#*	WEX, Inc.	24,105	4,546,203
*	Workday, Inc., Class A	3,900	887,367
	Xerox Holdings Corp.	133,160	2,800,355
	Xilinx, Inc.	95,771	12,504,819
	Xperi Holding Corp.	106,145	2,044,353
*	Zebra Technologies Corp., Class A	39,129	15,175,400
*	Zendesk, Inc.	6,772	976,793
#*	Zix Corp.	10,988	89,552
*	Zscaler, Inc.	4,824	963,353
TOTAL INFORMATION TECHNOLOGY			2,796,265,067
MATERIALS — (4.2%)
#	Advanced Emissions Solutions, Inc.	1,692	8,578
*	AdvanSix, Inc.	26,357	561,931
*	AgroFresh Solutions, Inc.	19,213	37,657
	Air Products & Chemicals, Inc.	39,001	10,403,907
	Albemarle Corp.	63,888	10,392,022
*	Alcoa Corp.	128,154	2,306,772
*	Allegheny Technologies, Inc.	98,654	1,678,105
	Amcor P.L.C.	554,262	6,063,626
	American Vanguard Corp.	35,319	584,529
*	Ampco-Pittsburgh Corp.	3,640	23,587
	AptarGroup, Inc.	73,152	9,727,021
*	Arconic Corp.	51,172	1,289,534
	Ashland Global Holdings, Inc.	39,372	3,149,366
	Avery Dennison Corp.	73,397	11,073,405
	Avient Corp.	84,660	3,253,484
*	Axalta Coating Systems, Ltd.	211,617	5,711,543
	Balchem Corp.	30,150	3,226,955
	Ball Corp.	177,559	15,628,743
*	Berry Global Group, Inc.	109,212	5,391,796
	Cabot Corp.	57,740	2,535,363
	Carpenter Technology Corp.	45,084	1,408,424
	Celanese Corp.	75,964	9,279,003
*	Century Aluminum Co.	96,028	936,273
	CF Industries Holdings, Inc.	115,649	4,785,556
	Chase Corp.	9,126	914,790
	Chemours Co. (The)	108,352	2,853,992
*	Clearwater Paper Corp.	18,322	697,702
#	Cleveland-Cliffs, Inc.	391,743	6,009,338
*	Coeur Mining, Inc.	272,708	2,468,007
	Commercial Metals Co.	132,653	2,611,938
#	Compass Minerals International, Inc.	33,932	1,976,878
*	Contango ORE, Inc.	780	15,600
*	Core Molding Technologies, Inc.	6,699	80,254
	Corteva, Inc.	213,081	8,493,409
*	Crown Holdings, Inc.	96,831	8,729,315
	Domtar Corp.	63,134	1,892,126
	Dow, Inc.	256,349	13,304,513
	DuPont de Nemours, Inc.	157,494	12,512,898
	Eagle Materials, Inc.	33,680	3,705,810
	Eastman Chemical Co.	69,993	6,883,812

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	31,741	$6,491,352
	Element Solutions, Inc.	281,259	4,789,841
*	Ferro Corp.	95,376	1,315,235
»	Ferroglobe Representation & Warranty Insurance Trust	47,466	0
#*	Flotek Industries, Inc.	21,184	42,156
	FMC Corp.	55,416	6,000,999
»	Fortitude Gold Corp.	18,826	19,767
	Freeport-McMoRan, Inc.	545,789	14,687,182
	Friedman Industries, Inc.	5,121	36,666
	FutureFuel Corp.	43,253	575,265
*	GCP Applied Technologies, Inc.	67,994	1,685,571
	Glatfelter Corp.	48,803	763,767
	Gold Resource Corp.	65,892	185,815
	Graphic Packaging Holding Co.	327,906	5,135,008
	Greif, Inc., Class A	29,258	1,321,291
	Greif, Inc., Class B	12,847	587,108
	Hawkins, Inc.	11,947	656,249
	Haynes International, Inc.	11,807	273,804
	HB Fuller Co.	57,657	2,934,165
	Hecla Mining Co.	255,507	1,453,835
	Huntsman Corp.	232,720	6,148,462
*	Ingevity Corp.	34,911	2,293,304
	Innospec, Inc.	25,734	2,259,188
#	International Flavors & Fragrances, Inc.	24,953	2,804,218
	International Paper Co.	194,711	9,795,910
*	Intrepid Potash, Inc.	11,849	269,328
	Kaiser Aluminum Corp.	12,565	1,089,386
*	Koppers Holdings, Inc.	23,341	776,788
*	Kraton Corp.	30,073	844,450
	Kronos Worldwide, Inc.	77,107	1,091,835
	Linde P.L.C.	58,373	14,324,734
#*	Livent Corp.	138,454	2,522,632
	Louisiana-Pacific Corp.	108,552	4,126,062
*	LSB Industries, Inc.	20,812	68,055
	LyondellBasell Industries NV, Class A	147,789	12,674,385
	Martin Marietta Materials, Inc.	26,524	7,623,263
	Materion Corp.	24,850	1,694,522
	Mercer International, Inc.	77,089	871,106
	Minerals Technologies, Inc.	38,676	2,383,602
	Mosaic Co. (The)	153,756	3,991,506
	Myers Industries, Inc.	41,536	832,797
	Neenah, Inc.	17,675	900,011
	NewMarket Corp.	7,928	3,109,282
	Newmont Corp.	176,118	10,496,633
#	Nexa Resources SA	3,500	30,205
	Northern Technologies International Corp.	5,456	72,019
	Nucor Corp.	154,400	7,523,912
	O-I Glass, Inc.	111,632	1,411,028
	Olin Corp.	175,728	4,201,657
	Olympic Steel, Inc.	13,520	184,548
	Packaging Corp. of America	63,610	8,553,001
	PPG Industries, Inc.	115,789	15,597,936
	PQ Group Holdings, Inc.	3,040	41,891
#*	Ramaco Resources, Inc.	6,117	17,984
*	Rayonier Advanced Materials, Inc.	59,794	413,774
	Reliance Steel & Aluminum Co.	71,129	8,256,654
*	Resolute Forest Products, Inc.	81,244	662,139
	Royal Gold, Inc.	47,315	5,057,027
	RPM International, Inc.	99,801	8,230,588

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ryerson Holding Corp.	35,653	$439,958
	Schnitzer Steel Industries, Inc., Class A	30,228	892,331
	Schweitzer-Mauduit International, Inc.	36,271	1,347,105
	Scotts Miracle-Gro Co. (The)	49,063	10,863,039
	Sealed Air Corp.	74,941	3,167,756
	Sensient Technologies Corp.	39,299	2,771,758
	Sherwin-Williams Co. (The)	22,022	15,234,820
	Silgan Holdings, Inc.	128,720	4,689,270
	Sonoco Products Co.	103,065	5,968,494
#	Southern Copper Corp.	22,465	1,491,901
	Steel Dynamics, Inc.	195,556	6,701,704
	Stepan Co.	28,889	3,255,213
*	Summit Materials, Inc., Class A	127,123	2,609,835
	SunCoke Energy, Inc.	77,825	383,677
*	Synalloy Corp.	5,922	47,376
#	Tecnoglass, Inc.	19,302	131,061
*	TimkenSteel Corp.	43,254	217,568
*	Trecora Resources	20,945	132,163
	Tredegar Corp.	34,968	510,183
	Trinseo SA	36,620	1,861,395
*	Tronox Holdings P.L.C., Class A	134,948	2,071,452
*	UFP Technologies, Inc.	5,584	256,920
	United States Lime & Minerals, Inc.	5,417	655,457
#	United States Steel Corp.	191,001	3,392,178
*	Universal Stainless & Alloy Products, Inc.	8,334	60,505
*	US Concrete, Inc.	16,084	712,360
	Valvoline, Inc.	121,136	2,875,769
*	Venator Materials P.L.C	46,253	185,937
	Verso Corp., Class A	31,659	364,079
	Vulcan Materials Co.	44,838	6,687,139
	Warrior Met Coal, Inc.	52,602	1,210,898
	Westlake Chemical Corp.	79,109	6,048,674
	WestRock Co.	130,615	5,411,379
	Worthington Industries, Inc.	53,101	2,779,306
	WR Grace & Co.	40,003	2,320,974
TOTAL MATERIALS			482,558,094
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	7,133	72,257
*	BBX Capital, Inc.	5,541	29,921
*	CBRE Group, Inc., Class A	175,189	10,683,025
*	CKX Lands, Inc.	39	419
#*	Cushman & Wakefield P.L.C.	584	8,369
*	eXp World Holdings, Inc.	10,898	1,161,618
*	Five Point Holdings LLC, Class A	3,182	20,047
*	Forestar Group, Inc.	6,970	149,785
*	FRP Holdings, Inc.	10,189	440,063
*	Howard Hughes Corp. (The)	32,393	2,791,305
	Indus Realty Trust, Inc.	3,069	195,587
*	Jones Lang LaSalle, Inc.	42,425	6,202,959
	Kennedy-Wilson Holdings, Inc.	153,377	2,636,551
*	Marcus & Millichap, Inc.	36,425	1,301,465
	Newmark Group, Inc., Class A	167,531	1,132,510
*	Rafael Holdings, Inc., Class B	16,232	381,127
	RE/MAX Holdings, Inc., Class A	20,093	727,769
	RMR Group, Inc. (The), Class A	12,001	442,597
	St Joe Co. (The)	60,104	2,674,628
*	Stratus Properties, Inc.	7,316	191,240

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Tejon Ranch Co.	29,287	$466,542
TOTAL REAL ESTATE			31,709,784
UTILITIES — (1.7%)
	AES Corp.	192,756	4,701,319
#	ALLETE, Inc.	24,427	1,534,993
	Alliant Energy Corp.	46,351	2,254,976
	Ameren Corp.	53,056	3,858,232
	American Electric Power Co., Inc.	37,600	3,042,216
	American States Water Co.	26,118	2,017,877
	American Water Works Co., Inc.	39,126	6,221,817
	Artesian Resources Corp., Class A	6,355	259,792
#	Atlantica Sustainable Infrastructure P.L.C.	92,208	3,812,801
	Atmos Energy Corp.	35,933	3,198,037
#	Avangrid, Inc.	24,409	1,129,404
	Avista Corp.	39,964	1,497,851
	Black Hills Corp.	40,178	2,375,323
	Brookfield Renewable Corp., Class A	29,437	1,647,000
	California Water Service Group	43,574	2,380,883
#	CenterPoint Energy, Inc.	130,053	2,742,818
#	Chesapeake Utilities Corp.	14,778	1,498,933
	Clearway Energy, Inc., Class A	17,052	491,609
#	Clearway Energy, Inc., Class C	47,356	1,467,089
	CMS Energy Corp.	57,732	3,283,796
	Consolidated Edison, Inc.	46,085	3,261,896
	Consolidated Water Co., Ltd.	8,030	101,740
	Dominion Energy, Inc.	63,687	4,642,145
	DTE Energy Co.	40,700	4,831,904
	Duke Energy Corp.	55,681	5,234,014
	Edison International	78,669	4,575,389
	Entergy Corp.	43,092	4,107,960
#	Essential Utilities, Inc.	70,122	3,246,649
	Evergy, Inc.	77,224	4,149,246
	Eversource Energy	53,161	4,651,588
	Exelon Corp.	73,679	3,062,099
	FirstEnergy Corp.	72,534	2,231,146
	Genie Energy, Ltd., Class B	15,076	111,261
	Hawaiian Electric Industries, Inc.	46,687	1,543,472
	IDACORP, Inc.	27,260	2,407,058
	MDU Resources Group, Inc.	130,696	3,435,998
	MGE Energy, Inc.	27,121	1,727,065
#	Middlesex Water Co.	14,184	1,129,046
	National Fuel Gas Co.	37,254	1,499,846
#	New Jersey Resources Corp.	65,976	2,309,820
	NextEra Energy, Inc.	149,544	12,093,623
	NiSource, Inc.	106,538	2,359,817
	Northwest Natural Holding Co.	21,381	998,707
	NorthWestern Corp.	39,247	2,137,784
	NRG Energy, Inc.	176,581	7,312,219
	OGE Energy Corp.	77,354	2,360,844
	ONE Gas, Inc.	29,343	2,145,854
	Ormat Technologies, Inc.	52,901	6,039,178
	Otter Tail Corp.	35,299	1,401,017
*	PG&E Corp.	50,793	580,564
	Pinnacle West Capital Corp.	23,622	1,777,556
	PNM Resources, Inc.	53,875	2,614,015
	Portland General Electric Co.	53,704	2,271,142
	PPL Corp.	156,485	4,329,940
	Public Service Enterprise Group, Inc.	63,640	3,591,205

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
*	Pure Cycle Corp.	13,614	$145,261
	RGC Resources, Inc.	4,261	95,915
	Sempra Energy	21,416	2,650,444
	SJW Group	21,754	1,439,462
	South Jersey Industries, Inc.	65,039	1,502,401
	Southern Co. (The)	79,663	4,693,744
	Southwest Gas Holdings, Inc.	25,612	1,535,696
#	Spark Energy, Inc., Class A	6,094	66,851
	Spire, Inc.	23,955	1,465,806
*	Sunnova Energy International, Inc.	12,634	554,001
	UGI Corp.	89,981	3,238,416
	Unitil Corp.	12,237	498,903
	Vistra Corp.	301,130	6,013,566
	WEC Energy Group, Inc.	42,285	3,759,137
	Xcel Energy, Inc.	56,192	3,595,726
	York Water Co. (The)	9,812	426,233
TOTAL UTILITIES			191,371,135
TOTAL COMMON STOCKS			11,204,717,349
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/24	1,207	0
HEALTH CARE — (0.0%)
*»	Pulse Biosciences, Inc. Warrants 05/14/25	71	1,927
TOTAL RIGHTS/WARRANTS			1,927
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	9,450	268,002
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	8,912	891,734
INDUSTRIALS — (0.0%)
#	WESCO International, Inc.	26,110	811,499
TOTAL PREFERRED STOCKS			1,971,235
TOTAL INVESTMENT SECURITIES (Cost $5,039,698,815)			11,206,690,511

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	55,389,452	55,389,452
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	16,589,194	191,953,566
TOTAL INVESTMENTS — (100.0%)
(Cost $5,287,010,815)^^			$11,454,033,529

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$837,717,637	—	—	$837,717,637
Consumer Discretionary	1,443,401,129	$3,627	—	1,443,404,756
Consumer Staples	626,827,918	—	—	626,827,918
Energy	276,384,133	—	—	276,384,133
Financials	1,588,054,467	4,345	—	1,588,058,812
Health Care	1,405,647,867	624,430	—	1,406,272,297
Industrials	1,524,147,716	—	—	1,524,147,716
Information Technology	2,796,265,067	—	—	2,796,265,067
Materials	482,538,327	19,767	—	482,558,094
Real Estate	31,709,784	—	—	31,709,784
Utilities	191,371,135	—	—	191,371,135
Preferred Stocks
Communication Services	268,002	—	—	268,002
Consumer Discretionary	891,734	—	—	891,734
Industrials	811,499	—	—	811,499
Rights/Warrants
Health Care	—	1,927	—	1,927
Temporary Cash Investments	55,389,452	—	—	55,389,452
Securities Lending Collateral	—	191,953,566	—	191,953,566
TOTAL	$11,261,425,867	$192,607,662	—	$11,454,033,529

Tax-Managed DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
AUSTRALIA — (5.8%)
	AMP, Ltd.	314,905	$355,197
	Aurizon Holdings, Ltd.	173,465	489,290
	Australia & New Zealand Banking Group, Ltd.	1,584,323	28,524,098
	BlueScope Steel, Ltd.	905,558	11,369,223
	Boral, Ltd.	578,440	2,126,230
	Cleanaway Waste Management, Ltd.	1,300,386	2,190,727
	Crown Resorts, Ltd.	78,771	575,273
	Fortescue Metals Group, Ltd.	204,657	3,371,054
	Harvey Norman Holdings, Ltd.	940,640	3,809,667
*	Incitec Pivot, Ltd.	479,229	960,317
	Lendlease Corp., Ltd.	244,173	2,226,177
	National Australia Bank, Ltd.	1,786,496	32,023,103
	Newcrest Mining, Ltd.	132,027	2,509,364
	Oil Search, Ltd.	1,809,793	5,320,683
	Origin Energy, Ltd.	902,321	3,243,334
	QBE Insurance Group, Ltd.	103,019	631,880
	Qube Holdings, Ltd.	707,657	1,533,410
	Santos, Ltd.	2,343,697	11,551,659
	South32, Ltd.	2,494,022	4,810,104
	Suncorp Group, Ltd.	760,291	5,824,986
	Tabcorp Holdings, Ltd.	1,120,622	3,395,913
	Westpac Banking Corp.	2,029,506	32,535,396
	Woodside Petroleum, Ltd.	420,541	7,805,889
#	Worley, Ltd.	135,148	1,171,159
TOTAL AUSTRALIA			168,354,133
AUSTRIA — (0.1%)
*	Erste Group Bank AG	43,698	1,334,501
BELGIUM — (0.8%)
	Ageas SA	113,113	5,791,042
*	KBC Group NV	161,346	11,251,385
	Solvay SA	51,213	5,824,967
	UCB SA	9,463	979,915
TOTAL BELGIUM			23,847,309
CANADA — (8.1%)
	Bank of Montreal	109,904	8,175,225
	Bank of Montreal	423,189	31,447,175
	Bank of Nova Scotia (The)	286,762	15,293,973
	Bank of Nova Scotia (The)	367,600	19,589,404
	Barrick Gold Corp.	27,367	611,223
	Cameco Corp.	18,665	231,819
	Canadian Imperial Bank of Commerce	160,010	13,636,669
	Canadian Imperial Bank of Commerce	91,891	7,827,275
	Canadian Natural Resources, Ltd.	1,047,969	23,663,140
	Cenovus Energy, Inc.	157,146	928,733
#	Fairfax Financial Holdings, Ltd.	13,720	4,977,503
	First Quantum Minerals, Ltd.	347,429	5,787,080
	Great-West Lifeco, Inc.	51,353	1,172,635
	Imperial Oil, Ltd.	119,531	2,273,480
#	Keyera Corp.	4,100	77,014
	Kinross Gold Corp.	1,333,085	9,309,442
	Lundin Mining Corp.	719,241	6,412,002

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	302,709	$21,265,307
	Manulife Financial Corp.	19,313	349,031
	Manulife Financial Corp.	708,330	12,806,606
	Nutrien, Ltd.	9,402	463,060
	Nutrien, Ltd.	322,344	15,849,664
	Onex Corp.	16,306	863,533
	Pembina Pipeline Corp.	111,465	2,931,530
#	SNC-Lavalin Group, Inc.	504	8,344
	Sun Life Financial, Inc.	52,370	2,422,636
	Suncor Energy, Inc.	563,792	9,430,705
	Suncor Energy, Inc.	601,381	10,061,104
	Teck Resources, Ltd., Class B	8,888	162,365
	Teck Resources, Ltd., Class B	274,055	5,009,725
	Toronto-Dominion Bank (The)	35,156	1,992,105
	Toronto-Dominion Bank (The)	15,133	856,377
	Yamana Gold, Inc.	290,738	1,354,839
TOTAL CANADA			237,240,723
DENMARK — (3.3%)
	AP Moller - Maersk A.S., Class A	963	1,816,415
	AP Moller - Maersk A.S., Class B	1,136	2,333,533
	Carlsberg A.S., Class B	83,957	12,265,451
*	Danske Bank A.S.	156,866	2,670,468
*	Demant A.S.	30,595	1,096,597
	DSV Panalpina A.S.	128,852	20,104,168
*	Genmab A.S.	16,048	6,389,421
	GN Store Nord A.S.	3,851	293,381
	H Lundbeck A.S.	59,359	2,111,984
	Novozymes A.S., Class B	37,158	2,230,166
	Rockwool International A.S., Class A	39	13,676
	Rockwool International A.S., Class B	1,851	698,293
	Tryg A.S.	42,997	1,337,645
	Vestas Wind Systems A.S.	199,669	42,872,471
TOTAL DENMARK			96,233,669
FINLAND — (1.1%)
	Fortum Oyj	187,202	4,528,021
*	Nokia Oyj	1,247,735	5,996,100
*	Nordea Bank Abp	874,513	7,087,672
*	Nordea Bank Abp	482,494	3,916,919
	Stora Enso Oyj, Class R	388,174	7,044,446
	UPM-Kymmene Oyj	133,474	4,769,293
TOTAL FINLAND			33,342,451
FRANCE — (9.0%)
*	Aeroports de Paris	2,870	329,377
*	Amundi SA	26,289	1,956,466
	Arkema SA	84,597	9,361,469
*	Atos SE	67,884	5,209,387
	AXA SA	459,467	10,179,191
*	BNP Paribas SA	448,190	21,493,248
	Bollore SA	476,146	1,928,236
	Bouygues SA	299,451	11,747,995
	Carrefour SA	722,566	12,252,881
*	Cie de Saint-Gobain	424,318	21,093,350
	Cie Generale des Etablissements Michelin SCA	189,836	26,160,801
*	CNP Assurances	104,251	1,580,033
*	Credit Agricole SA	230,464	2,608,416

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Dassault Aviation SA	515	$536,957
*	Eiffage SA	39,124	3,551,192
*	Electricite de France SA	440,790	5,481,028
*	Engie SA	701,731	10,890,346
	EssilorLuxottica SA	38,130	5,393,781
*	Faurecia SE	32,205	1,685,327
	Iliad SA	8,304	1,535,678
*	Natixis SA	356,004	1,340,091
	Orange SA	1,278,708	15,007,455
	Publicis Groupe SA	149,000	7,711,426
*	Renault SA	96,436	4,101,280
	Sanofi	58,732	5,523,642
*	Societe Generale SA	359,911	6,709,819
	Total SE	1,488,395	62,733,428
	Valeo SA	20,298	755,635
	Vivendi SA	104,725	3,218,041
TOTAL FRANCE			262,075,976
GERMANY — (6.8%)
	Allianz SE	129,195	29,199,234
	BASF SE	256,896	19,854,513
	Bayer AG	174,162	10,540,778
	Bayerische Motoren Werke AG	248,207	21,015,400
#*	Commerzbank AG	36,489	241,080
	Continental AG	46,790	6,548,446
	Covestro AG	73,011	4,959,768
	Daimler AG	643,382	45,187,334
*	Deutsche Bank AG	331,426	3,341,862
*	Deutsche Bank AG	386,315	3,909,508
#	Evonik Industries AG	113,139	3,720,467
	Fresenius SE & Co. KGaA	205,996	9,173,559
#	Hapag-Lloyd AG	11,033	1,246,177
	HeidelbergCement AG	102,336	7,564,596
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,638	4,146,540
	RWE AG	253,361	10,883,952
*	Talanx AG	51,657	1,929,109
	Telefonica Deutschland Holding AG	592,273	1,623,089
#	Uniper SE	214,131	7,498,505
#	Volkswagen AG	26,325	5,555,387
TOTAL GERMANY			198,139,304
HONG KONG — (2.1%)
	Bank of East Asia, Ltd. (The)	176,581	382,148
	BOC Aviation, Ltd.	321,000	2,614,161
	BOC Hong Kong Holdings, Ltd.	652,500	1,945,757
#*	Cathay Pacific Airways, Ltd.	1,400,727	1,078,484
	CK Asset Holdings, Ltd.	1,338,500	6,678,471
	CK Hutchison Holdings, Ltd.	1,593,348	10,995,738
#	CK Infrastructure Holdings, Ltd.	119,500	634,467
	Hang Lung Properties, Ltd.	1,132,000	3,008,184
	Henderson Land Development Co., Ltd.	572,730	2,342,453
	HKT Trust & HKT, Ltd.	651,000	856,831
	Kerry Properties, Ltd.	284,500	736,325
	MTR Corp., Ltd.	520,211	3,018,936
	New World Development Co., Ltd.	1,220,199	5,649,623
	Sino Land Co., Ltd.	1,231,486	1,705,686
	SJM Holdings, Ltd.	1,392,000	1,492,507
	Sun Hung Kai Properties, Ltd.	795,934	10,872,630

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific, Ltd., Class A	72,500	$453,095
	Swire Pacific, Ltd., Class B	705,000	716,069
	Tsim Sha Tsui Properties, Ltd.	87,125	278,183
	WH Group, Ltd.	7,350,500	5,956,506
	Wharf Holdings, Ltd. (The)	108,000	237,631
TOTAL HONG KONG			61,653,885
IRELAND — (0.6%)
	CRH P.L.C.	51,239	2,102,582
	CRH P.L.C., Sponsored ADR	185,524	7,632,458
*	Flutter Entertainment P.L.C.	29,540	5,500,164
*	Flutter Entertainment P.L.C.	18,668	3,472,086
TOTAL IRELAND			18,707,290
ISRAEL — (0.4%)
*	Bank Hapoalim BM	390,261	2,746,318
	Bank Leumi Le-Israel BM	285,276	1,757,972
	First International Bank Of Israel, Ltd.	5,494	143,458
	Israel Discount Bank, Ltd., Class A	813,089	3,141,156
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	318,627	3,753,426
TOTAL ISRAEL			11,542,330
ITALY — (1.3%)
	Assicurazioni Generali SpA	69,812	1,191,469
	Eni SpA	842,718	8,512,100
*	Intesa Sanpaolo SpA	4,310,983	9,398,397
*	Mediobanca Banca di Credito Finanziario SpA	271,342	2,414,745
	Telecom Italia SpA	10,393,255	4,450,225
	Telecom Italia SpA	2,799,124	1,324,826
	Tenaris SA, ADR	30,490	471,375
*	UniCredit SpA	956,980	8,720,826
TOTAL ITALY			36,483,963
JAPAN — (22.8%)
	AEON Financial Service Co., Ltd.	11,700	140,508
	AGC, Inc.	249,200	8,656,874
	Aisin Seiki Co., Ltd.	144,200	4,432,135
	Alfresa Holdings Corp.	82,600	1,646,626
	Alps Alpine Co., Ltd.	95,800	1,280,236
	Amada Co., Ltd.	249,592	2,810,123
	Aozora Bank, Ltd.	77,700	1,432,040
	Asahi Kasei Corp.	535,200	5,951,323
	Bank of Kyoto, Ltd. (The)	26,200	1,374,858
	Bridgestone Corp.	204,600	7,622,878
	Brother Industries, Ltd.	87,400	1,948,894
	Canon Marketing Japan, Inc.	56,300	1,235,341
	Canon, Inc.	296,700	6,563,450
	Chiba Bank, Ltd. (The)	213,300	1,160,161
	Chugoku Bank, Ltd. (The)	66,100	514,290
	Coca-Cola Bottlers Japan Holdings, Inc.	49,875	757,152
	Concordia Financial Group, Ltd.	401,613	1,453,467
	Credit Saison Co., Ltd.	118,700	1,353,969
	Dai Nippon Printing Co., Ltd.	138,400	2,385,625
	Daicel Corp.	199,000	1,513,818
	Dai-ichi Life Holdings, Inc.	258,500	3,938,710
	Daio Paper Corp.	56,900	1,027,662
	Daiwa House Industry Co., Ltd.	99,500	2,820,908

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	561,200	$2,670,998
	Denka Co., Ltd.	84,000	3,199,092
	Denso Corp.	55,433	3,081,249
	Dentsu Group, Inc.	83,800	2,672,829
	DIC Corp.	90,892	2,225,342
	Dowa Holdings Co., Ltd.	43,000	1,572,757
	Ebara Corp.	88,400	3,052,178
	ENEOS Holdings, Inc.	1,351,086	5,475,605
	FUJIFILM Holdings Corp.	46,000	2,634,972
	Fukuoka Financial Group, Inc.	66,618	1,191,698
	Fukuyama Transporting Co., Ltd.	24,700	963,076
	Furukawa Electric Co., Ltd.	6,100	164,481
	Fuyo General Lease Co., Ltd.	2,000	138,613
	Hachijuni Bank, Ltd. (The)	133,000	425,237
	Hankyu Hanshin Holdings, Inc.	192,100	6,215,399
	Haseko Corp.	152,500	1,797,547
	Hino Motors, Ltd.	111,200	958,451
	Hitachi Capital Corp.	56,700	1,398,899
	Hitachi Construction Machinery Co., Ltd.	10,500	306,070
	Hitachi Metals, Ltd.	67,800	1,081,727
	Hitachi, Ltd.	456,900	18,822,123
	Honda Motor Co., Ltd.	1,051,388	27,763,669
	Ibiden Co., Ltd.	49,300	2,287,688
	Idemitsu Kosan Co., Ltd.	120,900	2,839,209
	IHI Corp.	36,100	632,191
	Iida Group Holdings Co., Ltd.	142,200	3,136,860
	Inpex Corp.	766,600	4,437,500
	Isetan Mitsukoshi Holdings, Ltd.	50,500	310,484
	Isuzu Motors, Ltd.	494,000	4,724,044
	ITOCHU Corp.	295,900	8,474,275
	Itoham Yonekyu Holdings, Inc.	127,500	862,774
	J Front Retailing Co., Ltd.	221,300	1,833,399
	Japan Post Holdings Co., Ltd.	305,884	2,432,562
	Japan Post Insurance Co., Ltd.	29,700	583,345
*	JFE Holdings, Inc.	234,692	2,036,269
	JGC Holdings Corp.	90,200	1,021,956
	JSR Corp.	93,300	2,847,107
	JTEKT Corp.	223,000	1,981,518
	Kajima Corp.	246,700	3,305,435
	Kamigumi Co., Ltd.	93,000	1,640,614
	Kandenko Co., Ltd.	115,700	997,301
	Kaneka Corp.	44,400	1,594,538
*	Kawasaki Heavy Industries, Ltd.	167,300	3,555,238
	Komatsu, Ltd.	148,600	4,071,564
	K's Holdings Corp.	193,800	2,620,530
	Kuraray Co., Ltd.	371,132	3,976,101
	Kurita Water Industries, Ltd.	11,100	450,551
	Kyushu Financial Group, Inc.	133,910	535,557
	Lixil Corp.	214,340	4,998,472
	Mabuchi Motor Co., Ltd.	31,900	1,315,455
	Marubeni Corp.	924,500	6,142,662
	Mazda Motor Corp.	222,194	1,584,038
	Mebuki Financial Group, Inc.	284,318	550,465
	Medipal Holdings Corp.	93,800	1,920,531
	Mitsubishi Chemical Holdings Corp.	1,126,100	7,702,442
	Mitsubishi Corp.	388,400	9,838,992
	Mitsubishi Estate Co., Ltd.	136,600	2,161,009
	Mitsubishi Gas Chemical Co., Inc.	205,800	4,708,901
	Mitsubishi Heavy Industries, Ltd.	199,000	5,715,936

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	23,400	$651,598
	Mitsubishi Materials Corp.	88,100	1,871,920
#*	Mitsubishi Motors Corp.	262,053	595,791
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	2,545,967
	Mitsubishi UFJ Financial Group, Inc.	2,532,534	11,436,360
	Mitsubishi UFJ Lease & Finance Co., Ltd.	545,800	2,670,700
	Mitsui Chemicals, Inc.	227,000	6,504,615
	Mitsui Fudosan Co., Ltd.	271,500	5,510,808
	Mitsui OSK Lines, Ltd.	89,100	2,418,926
	Mizuho Financial Group, Inc.	468,500	6,175,920
	Morinaga Milk Industry Co., Ltd.	8,500	422,926
	MS&AD Insurance Group Holdings, Inc.	146,663	4,219,692
	Nagase & Co., Ltd.	48,400	694,084
	NEC Corp.	110,800	6,028,493
	NGK Insulators, Ltd.	92,500	1,619,900
	NGK Spark Plug Co., Ltd.	111,600	2,081,785
	NH Foods, Ltd.	63,500	2,721,182
	NHK Spring Co., Ltd.	55,000	376,233
	Nikon Corp.	135,113	1,076,773
	Nippo Corp.	66,000	1,644,629
	Nippon Express Co., Ltd.	87,500	5,944,883
	Nippon Kayaku Co., Ltd.	58,800	555,050
	Nippon Paper Industries Co., Ltd.	22,900	279,611
	Nippon Shokubai Co., Ltd.	33,800	1,893,076
*	Nippon Steel Corp.	262,000	3,026,520
	Nippon Yusen K.K.	137,500	3,167,130
	Nipro Corp.	64,800	764,107
*	Nissan Motor Co., Ltd.	1,129,500	5,823,373
	Nisshin Seifun Group, Inc.	17,000	286,144
	Nitto Denko Corp.	17,600	1,595,308
	NOK Corp.	38,500	502,381
	Nomura Holdings, Inc.	935,400	4,949,246
	Nomura Real Estate Holdings, Inc.	141,100	3,151,595
	NSK, Ltd.	303,400	2,750,845
	Obayashi Corp.	829,000	6,943,875
	Oji Holdings Corp.	1,147,000	6,934,240
	Orient Corp.	110,500	125,687
	Otsuka Holdings Co., Ltd.	25,500	1,088,886
	Panasonic Corp.	650,100	8,439,749
	Rengo Co., Ltd.	223,900	1,862,226
	Resona Holdings, Inc.	877,200	3,045,087
	Rohm Co., Ltd.	36,300	3,683,102
	Sankyo Co., Ltd.	7,500	214,221
	Sawai Pharmaceutical Co., Ltd.	4,600	210,280
	Seibu Holdings, Inc.	21,300	195,604
	Seiko Epson Corp.	265,200	4,517,655
	Seino Holdings Co., Ltd.	119,400	1,546,797
	Sekisui House, Ltd.	353,700	6,833,643
	Seven & I Holdings Co., Ltd.	319,700	12,208,709
	Shimizu Corp.	469,800	3,309,394
	Shinsei Bank, Ltd.	62,600	767,353
	Shizuoka Bank, Ltd. (The)	167,700	1,219,087
	Showa Denko K.K.	122,800	2,929,726
	SoftBank Group Corp.	69,200	5,361,131
	Sojitz Corp.	558,700	1,293,349
	Sompo Holdings, Inc.	191,860	7,661,413
	Subaru Corp.	260,500	5,004,267
	Sumitomo Chemical Co., Ltd.	1,943,200	9,147,407
	Sumitomo Corp.	461,617	6,127,757

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Dainippon Pharma Co., Ltd.	47,600	$773,791
	Sumitomo Electric Industries, Ltd.	834,700	11,142,002
	Sumitomo Forestry Co., Ltd.	169,700	3,286,391
	Sumitomo Heavy Industries, Ltd.	129,700	3,609,231
	Sumitomo Metal Mining Co., Ltd.	101,200	4,387,833
	Sumitomo Mitsui Financial Group, Inc.	389,227	12,092,630
	Sumitomo Mitsui Trust Holdings, Inc.	147,000	4,397,910
	Sumitomo Realty & Development Co., Ltd.	136,900	4,132,436
	Sumitomo Rubber Industries, Ltd.	198,700	1,828,635
	Suzuken Co., Ltd.	32,200	1,247,068
	Suzuki Motor Corp.	126,000	5,686,137
	T&D Holdings, Inc.	211,500	2,464,783
	Taiheiyo Cement Corp.	149,700	3,727,085
	Taisei Corp.	2,400	77,753
	Takeda Pharmaceutical Co., Ltd.	368,894	12,973,857
	TDK Corp.	24,100	3,896,774
	Teijin, Ltd.	243,400	4,452,873
	THK Co., Ltd.	51,500	1,636,454
	Toda Corp.	178,100	1,256,765
	Tokai Carbon Co., Ltd.	34,700	500,909
	Tokio Marine Holdings, Inc.	125,600	6,169,581
	Tokyo Tatemono Co., Ltd.	240,500	3,246,867
	Tokyu Fudosan Holdings Corp.	715,300	4,041,924
	Toray Industries, Inc.	867,400	5,659,541
	Tosoh Corp.	352,900	6,051,422
	Toyo Seikan Group Holdings, Ltd.	57,700	618,360
	Toyoda Gosei Co., Ltd.	78,300	2,070,799
	Toyota Boshoku Corp.	7,500	121,262
	Toyota Motor Corp., Sponsored ADR	380	53,398
	Toyota Motor Corp.	1,065,588	74,735,893
	Toyota Tsusho Corp.	234,800	9,171,188
	Tsumura & Co.	8,500	276,581
	Ube Industries, Ltd.	110,100	2,091,514
	Yamada Holdings Co., Ltd.	367,300	1,872,433
	Yamaha Motor Co., Ltd.	250,300	5,521,936
	Yamazaki Baking Co., Ltd.	18,400	338,764
	Yokohama Rubber Co., Ltd. (The)	137,900	2,171,979
	Zeon Corp.	175,900	2,824,081
TOTAL JAPAN			666,897,629
NETHERLANDS — (6.1%)
*	ABN AMRO Bank NV	159,505	1,665,875
	Aegon NV	123,161	503,728
	Akzo Nobel NV	54,664	5,564,765
*	ArcelorMittal SA	205,025	4,426,502
	ASM International NV	16,253	4,163,501
	Coca-Cola European Partners P.L.C.	51,163	2,379,926
	Heineken NV	99,351	10,364,294
*	ING Groep NV	1,038,775	9,236,122
#*	Just Eat Takeaway.com NV	50,809	5,827,071
	Koninklijke Ahold Delhaize NV	1,218,579	34,978,729
	Koninklijke DSM NV	162,235	28,360,814
*	Koninklijke Philips NV	262,535	14,310,554
*	Koninklijke Philips NV	45,658	2,478,759
	Koninklijke Vopak NV	52,572	2,660,809
	NN Group NV	174,045	7,249,237
*	Randstad NV	94,504	5,904,402
	Stellantis NV	1,301,462	19,764,471
	Stellantis NV	813,192	12,365,215

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Stellantis NV	455,382	$6,935,468
TOTAL NETHERLANDS			179,140,242
NEW ZEALAND — (0.3%)
*	Auckland International Airport, Ltd.	630,029	3,351,693
	Chorus, Ltd.	193,252	1,168,708
	EBOS Group, Ltd.	97,605	1,999,720
*	Fletcher Building, Ltd.	293,045	1,302,554
#	Fonterra Co-operative Group, Ltd.	64,089	208,877
	Mainfreight, Ltd.	15,124	729,814
	Ryman Healthcare, Ltd.	66,136	734,706
TOTAL NEW ZEALAND			9,496,072
NORWAY — (0.7%)
*	DNB ASA	466,001	9,072,321
	Equinor ASA	130,543	2,339,486
	Equinor ASA, Sponsored ADR	41,879	742,515
	Norsk Hydro ASA	568,272	2,509,599
*	SpareBank 1 SR-Bank ASA	81,034	888,838
*	Storebrand ASA	231,593	1,772,368
*	Subsea 7 SA	32,641	305,127
	Yara International ASA	50,903	2,367,001
TOTAL NORWAY			19,997,255
PORTUGAL — (0.2%)
	Banco Espirito Santo SA	865,680	0
	EDP Renovaveis SA	189,207	5,181,620
TOTAL PORTUGAL			5,181,620
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	1,538,100	3,697,058
	City Developments, Ltd.	470,400	2,540,809
	Frasers Property, Ltd.	245,200	226,114
	Hongkong Land Holdings, Ltd.	464,800	2,142,878
	Jardine Cycle & Carriage, Ltd.	32,100	519,053
	Keppel Corp., Ltd.	1,913,400	7,191,780
	Olam International, Ltd.	391,800	467,734
	Oversea-Chinese Banking Corp., Ltd.	503,117	3,899,285
*	Singapore Airlines, Ltd.	2,139,000	6,597,960
	United Industrial Corp., Ltd.	304,501	535,834
	UOL Group, Ltd.	253,907	1,393,820
TOTAL SINGAPORE			29,212,325
SPAIN — (1.6%)
	ACS Actividades de Construccion y Servicios SA	14,179	441,875
	Banco Bilbao Vizcaya Argentaria SA	2,396,721	10,935,551
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	499,419	2,287,339
*	Banco Santander SA	5,934,232	17,321,442
*	Banco Santander SA, Sponsored ADR	2,593,275	7,598,296
	CaixaBank SA	879,746	2,220,033
	Iberdrola SA	1,275	17,262
	Iberdrola SA	18	247
	Naturgy Energy Group SA	170,009	4,392,158
	Repsol SA	297,117	2,918,787
TOTAL SPAIN			48,132,990

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (3.2%)
*	Annehem Fastigheter AB, Class B	28,566	$102,213
	BillerudKorsnas AB	137,789	2,462,318
	Boliden AB	335,135	10,981,303
*	Dometic Group AB	36,676	506,188
#	Electrolux AB, Class B	23,349	570,435
	Getinge AB, Class B	158,510	4,088,647
	Holmen AB, Class B	79,986	3,661,712
	Husqvarna AB, Class B	204,637	2,531,888
	ICA Gruppen AB	60,080	3,011,481
*	Millicom International Cellular SA	55,912	2,086,735
*	Peab AB, Class B	142,833	1,590,984
*	Saab AB, Class B	29,229	818,111
	Securitas AB, Class B	23,749	365,939
*	Skandinaviska Enskilda Banken AB, Class A	691,633	7,524,611
#	Skanska AB, Class B	7,354	190,028
	SKF AB, Class B	409,322	11,202,968
*	SSAB AB, Class A	10,833	46,239
*	SSAB AB, Class B	152,994	588,563
*	Svenska Cellulosa AB SCA, Class A	4,705	84,004
*	Svenska Cellulosa AB SCA, Class B	433,333	7,633,100
*	Svenska Handelsbanken AB, Class A	392,351	3,911,345
*	Svenska Handelsbanken AB, Class B	13,315	152,001
*	Swedbank AB, Class A	166,839	3,139,203
	Tele2 AB, Class B	14,846	204,887
	Telia Co. AB	1,264,655	5,542,081
*	Trelleborg AB, Class B	96,683	2,186,707
*	Volvo AB, Class A	105,627	2,612,536
*	Volvo AB, Class B	655,469	16,149,860
TOTAL SWEDEN			93,946,087
SWITZERLAND — (10.1%)
	ABB, Ltd.	780,013	23,007,570
	Adecco Group AG	111,022	6,935,025
*	Alcon, Inc.	58,864	4,221,137
*	Alcon, Inc.	98,795	7,090,257
	Baloise Holding AG	34,223	5,731,037
	Banque Cantonale Vaudoise	12,760	1,350,162
	Chocoladefabriken Lindt & Spruengli AG	4	372,132
	Cie Financiere Richemont SA	227,583	21,138,827
	Clariant AG	45,088	957,938
	Credit Suisse Group AG	287,522	3,771,588
	Credit Suisse Group AG, Sponsored ADR	219,970	2,870,608
	Julius Baer Group, Ltd.	205,589	12,439,220
	LafargeHolcim, Ltd.	234,263	12,667,934
	LafargeHolcim, Ltd.	116,138	6,264,820
	Lonza Group AG	26,337	16,821,428
	Novartis AG, Sponsored ADR	313,624	28,373,563
	Novartis AG	370,409	33,538,720
	Swatch Group AG (The)	8,062	2,322,269
	Swatch Group AG (The)	27,478	1,547,386
	Swiss Life Holding AG	18,305	8,346,257
	Swiss Prime Site AG	10,349	1,005,838
	Swiss Re AG	155,792	13,734,891
	Swisscom AG	22,419	12,202,179
	UBS Group AG	1,168,237	16,838,767
*	UBS Group AG	287,416	4,135,916
	Vifor Pharma AG	20,701	2,811,158

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	112,309	$44,906,366
TOTAL SWITZERLAND			295,402,993
UNITED KINGDOM — (12.6%)
	Anglo American P.L.C.	629,896	20,719,448
	Antofagasta P.L.C.	189,223	3,690,297
	Aviva P.L.C.	3,292,404	15,059,726
*	Barclays P.L.C., Sponsored ADR	1,862,537	13,559,269
*	Barclays P.L.C.	55,867	101,912
*	Barratt Developments P.L.C.	609,628	5,309,203
	BP P.L.C., Sponsored ADR	1,508,370	33,515,987
	BP P.L.C.	946,098	3,515,657
	British American Tobacco P.L.C.	755,252	27,444,242
	BT Group P.L.C.	4,232,738	7,257,756
	Carnival P.L.C.	68,200	1,074,455
*	DS Smith P.L.C.	769,778	3,820,860
*	Glencore P.L.C.	5,958,088	19,888,846
*	HSBC Holdings P.L.C.	390,718	2,044,473
*	HSBC Holdings P.L.C., Sponsored ADR	885,264	23,149,654
	Investec P.L.C.	257,023	665,262
	J Sainsbury P.L.C.	1,740,965	5,814,315
*	Kingfisher P.L.C.	1,709,937	6,491,258
*	Lloyds Banking Group P.L.C.	40,325,085	18,095,117
*	Lloyds Banking Group P.L.C., ADR	386,353	687,708
	M&G P.L.C.	1,183,423	2,839,089
*	Melrose Industries P.L.C.	2,036,229	4,657,121
*	Natwest Group P.L.C.	528,459	1,060,970
*	Natwest Group P.L.C., Sponsored ADR	671,390	2,672,132
	Ninety One P.L.C.	301,713	962,973
	Pearson P.L.C.	338,643	3,751,854
	Phoenix Group Holdings P.L.C.	127,698	1,176,832
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,270,927	79,232,643
	Royal Dutch Shell P.L.C., Class B	273,088	4,759,511
*	Standard Chartered P.L.C.	860,826	5,208,595
	Standard Life Aberdeen P.L.C.	567,856	2,337,672
	Tesco P.L.C.	146,824	480,467
	Vodafone Group P.L.C.	16,742,038	28,591,187
	Vodafone Group P.L.C., Sponsored ADR	364,865	6,257,429
*	Whitbread P.L.C.	42,792	1,626,225
	Wm Morrison Supermarkets P.L.C.	1,579,188	3,872,793
	WPP P.L.C., Sponsored ADR	35,119	1,824,081
	WPP P.L.C.	610,260	6,376,986
TOTAL UNITED KINGDOM			369,594,005
UNITED STATES — (0.0%)
	Ovintiv, Inc.	29,372	462,896
TOTAL COMMON STOCKS			2,866,419,648
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	37,614	2,454,835
	Porsche Automobil Holding SE	77,088	5,354,134
	Volkswagen AG	149,301	28,225,431
TOTAL GERMANY			36,034,400

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	14,179	$6,986
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	445,020	144,884
TOTAL RIGHTS/WARRANTS			151,870
TOTAL INVESTMENT SECURITIES (Cost $2,570,532,606)			2,902,605,918

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	1,946,734	22,525,664
TOTAL INVESTMENTS — (100.0%)
(Cost $2,593,055,697)^^			$2,925,131,582
As of January 31, 2021, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	03/19/21	$26,112,700	$25,565,880	$(546,820)
Total Futures Contracts			$26,112,700	$25,565,880	$(546,820)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$168,354,133	—	$168,354,133
Austria	—	1,334,501	—	1,334,501
Belgium	—	23,847,309	—	23,847,309
Canada	$237,240,723	—	—	237,240,723
Denmark	—	96,233,669	—	96,233,669
Finland	—	33,342,451	—	33,342,451
France	—	262,075,976	—	262,075,976
Germany	3,909,508	194,229,796	—	198,139,304
Hong Kong	—	61,653,885	—	61,653,885
Ireland	7,632,458	11,074,832	—	18,707,290
Israel	3,753,426	7,788,904	—	11,542,330
Italy	471,375	36,012,588	—	36,483,963
Japan	2,599,365	664,298,264	—	666,897,629
Netherlands	46,474,143	132,666,099	—	179,140,242
New Zealand	—	9,496,072	—	9,496,072
Norway	742,515	19,254,740	—	19,997,255
Portugal	—	5,181,620	—	5,181,620
Singapore	—	29,212,325	—	29,212,325
Spain	9,885,882	38,247,108	—	48,132,990
Sweden	102,213	93,843,874	—	93,946,087
Switzerland	39,601,224	255,801,769	—	295,402,993
United Kingdom	160,898,903	208,695,102	—	369,594,005

Tax-Managed DFA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$462,896	—	—	$462,896
Preferred Stocks
Germany	—	$36,034,400	—	36,034,400
Rights/Warrants
Spain	—	6,986	—	6,986
Switzerland	—	144,884	—	144,884
Securities Lending Collateral	—	22,525,664	—	22,525,664
Futures Contracts**	(546,820)	—	—	(546,820)
TOTAL	$513,227,811	$2,411,356,951	—	$2,924,584,762
** Valued at the unrealized appreciation/(depreciation) on the investment.

T.A. World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
AUSTRALIA — (4.2%)
	A2B Australia, Ltd.	73,897	$64,883
	Accent Group, Ltd.	151,390	265,934
	Adairs, Ltd.	48,504	133,892
	Adbri, Ltd.	203,634	443,886
*	Afterpay, Ltd.	6,263	639,357
	AGL Energy, Ltd.	56,257	491,774
#*	Alkane Resources, Ltd.	60,556	36,394
*	Alliance Aviation Services, Ltd.	21,020	63,504
	ALS, Ltd.	165,237	1,250,035
	Altium, Ltd.	35,665	831,455
#	Alumina, Ltd.	219,705	282,025
*	AMA Group, Ltd.	191,627	93,985
#*	Amaysim Australia, Ltd.	50,925	29,457
	AMP, Ltd.	890,682	1,004,645
	Ampol, Ltd.	116,783	2,325,157
	Ansell, Ltd.	26,653	745,040
	APA Group	104,919	780,106
	Appen, Ltd.	7,243	122,593
	ARB Corp., Ltd.	22,971	613,523
	Aristocrat Leisure, Ltd.	82,577	1,945,334
	Asaleo Care, Ltd.	254,186	252,552
	ASX, Ltd.	3,832	209,388
	Atlas Arteria, Ltd.	141,215	680,617
	AUB Group, Ltd.	14,076	174,316
	Aurelia Metals, Ltd.	128,630	39,992
	Aurizon Holdings, Ltd.	497,433	1,403,102
	AusNet Services	325,950	429,078
	Austal, Ltd.	52,599	102,651
	Australia & New Zealand Banking Group, Ltd.	168,356	3,031,076
*	Australian Agricultural Co., Ltd.	172,205	145,311
	Australian Finance Group, Ltd.	48,296	100,463
	Australian Pharmaceutical Industries, Ltd.	201,372	194,902
*	Australian Strategic Materials, Ltd.	12,111	45,988
	Auswide Bank, Ltd.	1,410	6,569
	AVJennings, Ltd.	44,901	17,581
	Baby Bunting Group, Ltd.	29,373	115,809
	Bank of Queensland, Ltd.	182,129	1,102,382
	Bapcor, Ltd.	97,981	559,598
	Beach Energy, Ltd.	1,032,334	1,284,047
	Bega Cheese, Ltd.	108,475	462,609
	Bell Financial Group, Ltd.	38,273	51,181
	Bendigo & Adelaide Bank, Ltd.	181,140	1,266,029
	BHP Group, Ltd.	329,587	10,991,396
#	BHP Group, Ltd., Sponsored ADR	44,166	2,949,405
	Bingo Industries, Ltd.	13,432	32,898
*	Blackmores, Ltd.	5,282	296,119
	BlueScope Steel, Ltd.	156,104	1,959,878
	Boral, Ltd.	348,849	1,282,299
	Brambles, Ltd.	100,191	806,150
	Bravura Solutions, Ltd.	9,682	22,294
	Breville Group, Ltd.	34,483	758,274
	Brickworks, Ltd.	35,561	504,446
	BWX, Ltd.	22,147	69,067
	Capitol Health, Ltd.	106,977	22,402
*	Cardno, Ltd.	99,590	25,797

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Carsales.com, Ltd.	83,734	$1,248,316
*	Cash Converters International, Ltd.	96,321	17,974
	Cedar Woods Properties, Ltd.	19,041	102,085
	Challenger, Ltd.	179,011	903,830
*	Champion Iron, Ltd.	10,947	42,430
#*	CIMIC Group, Ltd.	6,127	114,910
*	City Chic Collective, Ltd.	38,998	113,952
	Class, Ltd.	24,575	36,038
*	Clean Seas Seafood, Ltd.	22,579	14,335
	Cleanaway Waste Management, Ltd.	350,675	590,773
	Clinuvel Pharmaceuticals, Ltd.	10,982	182,822
	Coca-Cola Amatil, Ltd.	134,399	1,337,819
	Cochlear, Ltd.	7,596	1,142,129
	Codan, Ltd.	56,171	511,845
	Coles Group, Ltd.	127,592	1,766,291
*	Collection House, Ltd.	49,356	13,202
	Collins Foods, Ltd.	66,782	489,550
	Commonwealth Bank of Australia	77,976	4,950,837
	Computershare, Ltd.	76,492	834,890
*	Cooper Energy, Ltd.	472,395	116,680
*	Corporate Travel Management, Ltd.	11,770	148,875
	Costa Group Holdings, Ltd.	83,412	248,613
#	Credit Corp. Group, Ltd.	22,371	481,567
	Crown Resorts, Ltd.	78,714	574,857
	CSL, Ltd.	29,256	6,065,398
	CSR, Ltd.	299,296	1,200,865
	Data#3, Ltd.	41,113	177,168
*	Decmil Group, Ltd.	35,242	15,016
*	Deterra Royalties, Ltd.	97,530	320,933
	Dicker Data, Ltd.	13,951	122,697
	Domain Holdings Australia, Ltd.	80,204	303,280
	Domino's Pizza Enterprises, Ltd.	22,875	1,599,652
	Downer EDI, Ltd.	327,199	1,281,002
	Eagers Automotive, Ltd.	53,332	538,201
#*	Eclipx Group, Ltd.	144,873	186,787
	Elders, Ltd.	50,553	409,887
*	Emeco Holdings, Ltd.	35,150	29,847
#*	Energy World Corp., Ltd.	195,051	12,639
	Enero Group, Ltd.	8,518	13,392
	EQT Holdings, Ltd.	3,505	73,276
	Estia Health, Ltd.	119,732	170,175
	EVENT Hospitality and Entertainment, Ltd.	25,125	184,911
	Evolution Mining, Ltd.	241,193	861,406
	Fleetwood, Ltd.	30,302	49,890
*	Flight Centre Travel Group, Ltd.	39,574	422,058
	Fortescue Metals Group, Ltd.	293,634	4,836,659
*	Freedom Foods Group, Ltd.	19,340	16,684
	G8 Education, Ltd.	371,399	318,566
	Genworth Mortgage Insurance Australia, Ltd.	95,912	165,878
	GrainCorp, Ltd., Class A	107,025	328,884
	GUD Holdings, Ltd.	34,727	314,986
	GWA Group, Ltd.	65,348	171,153
	Hansen Technologies, Ltd.	17,135	50,486
	Harvey Norman Holdings, Ltd.	264,237	1,070,181
	Healius, Ltd.	654,850	1,937,065
	Helloworld Travel, Ltd.	11,322	18,283
#	HT&E, Ltd.	74,603	104,848
#	HUB24, Ltd.	2,039	38,031
	Humm Group, Ltd.	179,457	154,636

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Huon Aquaculture Group, Ltd.	8,232	$18,871
	IDP Education, Ltd.	41,155	716,309
	IGO, Ltd.	231,884	1,128,158
	Iluka Resources, Ltd.	97,530	477,763
	Imdex, Ltd.	175,102	210,581
*	Incitec Pivot, Ltd.	565,119	1,132,431
	Infomedia, Ltd.	115,467	159,510
	Inghams Group, Ltd.	112,440	282,069
	Insurance Australia Group, Ltd.	198,695	732,408
	Integral Diagnostics, Ltd.	31,054	106,220
	Integrated Research, Ltd.	39,117	75,991
	InvoCare, Ltd.	54,045	458,868
	IOOF Holdings, Ltd.	271,909	642,461
	IPH, Ltd.	31,925	153,825
	IRESS, Ltd.	31,232	237,325
*	IVE Group, Ltd.	53,827	50,896
*	James Hardie Industries P.L.C.	33,952	948,986
*	James Hardie Industries P.L.C., Sponsored ADR	6,180	172,484
	Japara Healthcare, Ltd.	123,069	69,892
	JB Hi-Fi, Ltd.	42,262	1,660,991
	Johns Lyng Group, Ltd.	6,384	14,993
	Jumbo Interactive, Ltd.	8,083	86,212
	Jupiter Mines, Ltd.	60,549	13,610
	Lendlease Corp., Ltd.	38,656	352,435
	Lifestyle Communities, Ltd.	2,536	24,315
	Link Administration Holdings, Ltd.	186,719	676,472
	Lovisa Holdings, Ltd.	14,591	118,120
*	Lynas Rare Earths, Ltd.	102,100	370,932
	MACA, Ltd.	186,333	179,512
	Macmahon Holdings, Ltd.	265,071	53,572
	Macquarie Group, Ltd.	20,053	1,999,877
	Magellan Financial Group, Ltd.	27,639	1,004,202
*	Mayne Pharma Group, Ltd.	689,464	165,027
	McMillan Shakespeare, Ltd.	44,740	430,377
	McPherson's, Ltd.	58,842	61,446
	Medibank Pvt, Ltd.	427,455	949,504
*	Medusa Mining, Ltd.	96,557	57,638
#*	Mesoblast, Ltd.	120,549	216,829
*	Metals X, Ltd.	296,856	38,498
#	Metcash, Ltd.	380,261	990,364
	Michael Hill International, Ltd.	12,057	6,009
*	Millennium Minerals, Ltd.	74,492	0
	Mineral Resources, Ltd.	107,020	2,787,414
*	MMA Offshore, Ltd.	1,041,908	27,762
	MNF Group, Ltd.	63	212
	Monadelphous Group, Ltd.	19,320	189,993
	Monash IVF Group, Ltd.	183,046	105,171
	Money3 Corp., Ltd.	25,994	54,010
	Mortgage Choice, Ltd.	33,757	34,469
#*	Myer Holdings, Ltd.	1,669,270	391,595
	MyState, Ltd.	8,226	32,667
	National Australia Bank, Ltd.	250,928	4,497,907
	Navigator Global Investments, Ltd.	33,262	52,086
	Netwealth Group, Ltd.	23,140	303,694
	New Hope Corp., Ltd.	126,207	129,009
	Newcrest Mining, Ltd.	29,825	566,867
*	NEXTDC, Ltd.	37,784	332,699
	nib holdings, Ltd.	169,127	711,442
	Nick Scali, Ltd.	20,244	158,433

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nine Entertainment Co. Holdings, Ltd.	642,220	$1,176,799
	Northern Star Resources, Ltd.	187,648	1,815,919
#	NRW Holdings, Ltd.	247,909	535,708
*	Nufarm, Ltd.	79,643	294,265
	OFX Group, Ltd.	88,684	80,827
	Oil Search, Ltd.	343,711	1,010,490
	Omni Bridgeway, Ltd.	88,285	264,931
	oOh!media, Ltd.	292,796	352,197
	Orica, Ltd.	14,904	173,001
	Origin Energy, Ltd.	235,331	845,882
*	Orocobre, Ltd.	21,431	81,047
	Orora, Ltd.	339,665	648,626
	OZ Minerals, Ltd.	124,900	1,766,671
	Pact Group Holdings, Ltd.	92,135	168,303
	Peet, Ltd.	105,911	99,362
	Pendal Group, Ltd.	50,705	237,779
	Perenti Global, Ltd.	386,338	381,037
	Perpetual, Ltd.	26,855	658,562
*	Perseus Mining, Ltd.	425,935	378,119
#	Platinum Asset Management, Ltd.	93,400	294,524
#*	Praemium, Ltd.	68,361	41,178
	Premier Investments, Ltd.	20,398	347,394
*	Prime AET&D Holdings No.1, Ltd.	4	0
#	Pro Medicus, Ltd.	15,400	500,468
	Propel Funeral Partners, Ltd.	4,796	10,983
	PWR Holdings, Ltd.	19,114	65,395
*	Qantas Airways, Ltd.	418,413	1,431,634
	QBE Insurance Group, Ltd.	235,981	1,447,419
	Qube Holdings, Ltd.	248,529	538,533
	Ramelius Resources, Ltd.	285,385	330,748
	Ramsay Health Care, Ltd.	17,580	843,562
	REA Group, Ltd.	6,645	738,619
	Reckon, Ltd.	23,466	14,893
*	Red 5, Ltd.	156,640	25,419
	Reece, Ltd.	3,726	45,372
#	Regis Healthcare, Ltd.	53,468	73,766
	Regis Resources, Ltd.	243,309	668,789
*	Reject Shop, Ltd. (The)	13,159	67,586
	Reliance Worldwide Corp., Ltd.	48,617	157,424
*	Resolute Mining, Ltd.	392,450	204,309
	Ridley Corp., Ltd.	105,502	72,319
	Rio Tinto, Ltd.	37,933	3,174,953
*	Salmat, Ltd.	11,000	0
	Sandfire Resources, Ltd.	124,735	451,880
	Santos, Ltd.	432,096	2,129,723
*	Saracen Mineral Holdings, Ltd.	377,936	1,390,008
	SeaLink Travel Group, Ltd.	18,360	90,364
	Select Harvests, Ltd.	36,074	143,198
*	Senex Energy, Ltd.	702,893	173,425
	Servcorp, Ltd.	17,667	38,543
	Service Stream, Ltd.	131,772	191,010
	Seven Group Holdings, Ltd.	35,132	597,426
*	Seven West Media, Ltd.	377,484	103,195
	SG Fleet Group, Ltd.	30,558	55,921
*	Sigma Healthcare, Ltd.	456,334	229,279
*	Silver Lake Resources, Ltd.	256,853	311,050
	Sims, Ltd.	76,322	708,547
	SmartGroup Corp., Ltd.	35,310	189,248
	Sonic Healthcare, Ltd.	32,715	854,969

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	South32, Ltd., ADR	41,219	$400,649
	South32, Ltd.	501,766	967,733
*	Southern Cross Media Group, Ltd.	86,085	141,164
	Spark Infrastructure Group	426,628	714,909
*	SpeedCast International, Ltd.	148,941	16,858
	St Barbara, Ltd.	221,044	368,937
	Star Entertainment Grp, Ltd. (The)	337,515	882,795
	Steadfast Group, Ltd.	75,172	228,482
	Suncorp Group, Ltd.	165,626	1,268,948
	Sunland Group, Ltd.	21,844	40,393
	Super Retail Group, Ltd.	105,189	897,596
*	Sydney Airport	102,061	443,486
	Tabcorp Holdings, Ltd.	383,668	1,162,659
#	Tassal Group, Ltd.	85,052	225,785
	Technology One, Ltd.	96,867	636,135
	Telstra Corp., Ltd.	352,315	836,702
	Telstra Corp., Ltd., ADR	600	7,116
*	Tiger Resources, Ltd.	202,588	62
*	TPG Telecom, Ltd.	200,194	1,123,911
	Transurban Group	93,942	946,569
	Treasury Wine Estates, Ltd.	36,455	278,908
*	Tuas, Ltd.	100,097	56,882
	United Malt Grp, Ltd.	122,523	372,755
*	Virgin Australia Holdings, Ltd.	312,963	0
	Virtus Health, Ltd.	20,370	89,095
	Vita Group, Ltd.	90,335	72,637
*	Vocus Group, Ltd.	250,203	782,663
*	Wagners Holding Co., Ltd.	3,074	4,320
#	Webjet, Ltd.	63,055	227,953
	Wesfarmers, Ltd.	96,753	4,016,135
	Western Areas, Ltd.	107,579	191,545
*	Westgold Resources, Ltd.	92,823	165,393
	Westpac Banking Corp.	216,959	3,478,111
	Whitehaven Coal, Ltd.	360,617	409,220
	WiseTech Global, Ltd.	3,510	83,167
	Woodside Petroleum, Ltd.	71,479	1,326,760
	Woolworths Group, Ltd.	68,448	2,128,988
	Worley, Ltd.	89,705	777,361
*	WPP AUNZ, Ltd.	173,271	91,477
*	Xero, Ltd.	2,010	198,284
TOTAL AUSTRALIA			166,514,639
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,922	125,910
	ANDRITZ AG	28,651	1,361,074
	AT&S Austria Technologie & Systemtechnik AG	19,045	605,801
	Atrium European Real Estate, Ltd.	35,703	114,669
	CA Immobilien Anlagen AG	10,074	433,867
#*	DO & CO AG	2,338	159,790
*	Erste Group Bank AG	39,415	1,203,701
	EVN AG	17,207	402,039
*	Flughafen Wien AG	2,358	80,720
#*	Kapsch TrafficCom AG	1,571	29,951
*	Lenzing AG	4,086	525,379
	Mayr Melnhof Karton AG	2,813	558,670
#	Oesterreichische Post AG	12,355	522,504
	OMV AG	46,691	1,959,240
	Palfinger AG	4,858	172,975
*	POLYTEC Holding AG	5,223	54,043

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
*	Porr AG	2,474	$41,602
*	Raiffeisen Bank International AG	63,238	1,236,207
	Rosenbauer International AG	731	35,035
	S IMMO AG	18,580	400,415
#*	S&T AG	16,765	439,997
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	107,251
*	Semperit AG Holding	2,415	75,836
	Strabag SE	7,454	256,903
	Telekom Austria AG	58,773	447,328
	UBM Development AG	887	37,748
	UNIQA Insurance Group AG	46,017	356,469
	Verbund AG	2,686	242,096
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	475,607
	voestalpine AG	53,314	1,945,822
	Warimpex Finanz- und Beteiligungs AG	10,740	14,808
	Wienerberger AG	18,923	642,663
	Zumtobel Group AG	8,937	73,681
TOTAL AUSTRIA			15,139,801
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,721	1,485,781
	Ageas SA	54,626	2,796,675
*	AGFA-Gevaert NV	76,713	355,285
	Anheuser-Busch InBev SA	77,177	4,844,606
	Anheuser-Busch InBev SA, Sponsored ADR	8,449	529,668
*	Argenx SE, ADR	297	87,027
*	Argenx SE	949	276,725
	Atenor	1,312	89,398
	Banque Nationale de Belgique	47	101,961
	Barco NV	13,313	257,188
	Bekaert SA	21,848	751,507
#*	Biocartis Group NV	2,296	12,540
*	bpost SA	33,766	399,480
*	Celyad Oncology SA	572	4,607
*	Cie d'Entreprises CFE	5,218	529,558
*	Deceuninck NV	27,471	78,996
	D'ieteren SA	16,107	1,269,927
	Econocom Group SA	64,162	198,221
#	Elia Group SA	6,764	814,024
	Etablissements Franz Colruyt NV	10,890	671,766
	Euronav NV	24,745	198,289
*	Euronav NV	55,944	441,958
*	EVS Broadcast Equipment SA	6,891	127,834
#*	Exmar NV	13,346	47,246
	Fagron	17,183	424,892
*	Galapagos NV	570	59,516
*	Galapagos NV	1,322	138,244
	Gimv NV	5,368	319,989
#	Immobel SA	774	60,030
*	Jensen-Group NV	589	16,762
*	KBC Group NV	34,448	2,402,215
#*	Kinepolis Group NV	7,850	321,119
	Lotus Bakeries NV	97	461,002
*	MDxHealth	5,908	7,097
	Melexis NV	7,558	844,889
#*	Ontex Group NV	30,241	342,958
	Orange Belgium SA	19,795	533,943
	Picanol	532	44,850
	Proximus SADP	35,664	751,554

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Recticel SA	22,621	$326,383
	Resilux	571	101,424
*	Roularta Media Group NV	1,508	24,241
*	Sioen Industries NV	4,604	125,448
#*	Sipef NV	2,300	127,988
	Solvay SA	31,293	3,559,266
	Telenet Group Holding NV	11,221	478,117
	TER Beke SA	294	38,870
*	Tessenderlo Group SA	16,074	685,831
	UCB SA	12,446	1,288,811
	Umicore SA	34,210	1,937,637
	Van de Velde NV	2,567	67,863
	Viohalco SA	20,959	87,400
TOTAL BELGIUM			31,948,606
BRAZIL — (1.4%)
	AES Tiete Energia SA	65,118	200,422
	AES Tiete Energia SA	21	13
*	Aliansce Sonae Shopping Centers SA	22,915	115,633
	Alliar Medicos A Frente SA	17,249	33,701
	Alupar Investimento SA	37,148	174,150
	Ambev SA, ADR	94,170	262,734
*	Anima Holding SA	11,179	68,507
	Arezzo Industria e Comercio SA	7,051	90,944
	Atacadao SA	37,042	128,903
*	Azul SA, ADR	3,972	87,185
*	B2W Cia Digital	7,501	112,848
	B3 SA - Brasil Bolsa Balcao	23,938	261,632
	Banco Bradesco SA, ADR	204,981	930,614
	Banco Bradesco SA	87,440	345,835
	Banco BTG Pactual SA	18,000	312,699
	Banco do Brasil SA	85,184	527,165
	Banco Santander Brasil SA	32,328	231,969
	BB Seguridade Participacoes SA	95,050	480,514
*	BR Malls Participacoes SA	172,776	301,570
	BR Properties SA	32,617	53,652
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,400	81,985
*	Braskem SA, Sponsored ADR	23,556	208,942
*	BRF SA	145,293	563,497
	Camil Alimentos SA	33,561	64,958
	CCR SA	293,850	650,923
	Centrais Eletricas Brasileiras SA	15,116	79,263
	Cia Brasileira de Distribuicao	63,210	872,005
	Cia de Locacao das Americas	145,964	697,887
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	246,502
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	192,210
	Cia de Saneamento de Minas Gerais-COPASA	31,755	90,017
	Cia de Saneamento do Parana	102,902	409,998
	Cia de Saneamento do Parana	41,100	35,606
	Cia Energetica de Minas Gerais	28,359	83,966
	Cia Hering	7,758	24,473
	Cia Siderurgica Nacional SA, Sponsored ADR	201,761	1,111,703
	Cia Siderurgica Nacional SA	226,966	1,261,061
	Cielo SA	91,444	68,691
*	Cogna Educacao	513,618	424,307
	Construtora Tenda SA	31,344	166,533
*	Cosan Logistica SA	89,123	306,558
	Cosan SA	16,243	222,831
	CSU Cardsystem SA	18,186	50,456

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	CVC Brasil Operadora e Agencia de Viagens SA	36,642	$127,511
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	55,910	261,903
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	691
	Dimed SA Distribuidora da Medicamentos	6,708	26,322
	Direcional Engenharia SA	31,936	81,191
	Duratex SA	67,437	244,905
*	EcoRodovias Infraestrutura e Logistica SA	56,920	126,191
	EDP - Energias do Brasil SA	50,882	179,390
*	Embraer SA, Sponsored ADR	75,026	481,667
	Enauta Participacoes SA	9,200	19,253
	Energisa SA	68,145	613,397
*	Eneva SA	18,161	207,786
	Engie Brasil Energia SA	24,375	191,386
	Equatorial Energia SA	230,160	947,327
	Even Construtora e Incorporadora SA	48,516	100,554
	Ez Tec Empreendimentos e Participacoes SA	32,267	216,316
	Fleury SA	75,200	360,923
	Fras-Le SA	9,200	17,555
*	Gafisa SA	81,757	67,690
	Gerdau SA, Sponsored ADR	120,435	510,644
*	Gol Linhas Aereas Inteligentes SA, ADR	9,991	86,622
	Grendene SA	28,300	39,879
	Guararapes Confeccoes SA	49,064	134,062
	Hapvida Participacoes e Investimentos SA	12,225	38,364
*	Helbor Empreendimentos SA	31,530	58,262
	Hypera SA	42,474	250,664
	Industrias Romi SA	700	2,032
	Instituto Hermes Pardini SA	24,400	96,282
*	International Meal Co. Alimentacao SA, Class A	93,106	59,899
	Iochpe-Maxion SA	65,310	166,993
	IRB Brasil Resseguros SA	188,032	247,438
	Itau Unibanco Holding SA	33,703	159,047
	JBS SA	474,360	2,096,360
	JHSF Participacoes SA	98,864	130,460
	JSL SA	7,925	13,847
	Kepler Weber SA	6,200	42,108
	Klabin SA	216,974	1,114,334
*	Light SA	61,577	231,389
	Localiza Rent a Car SA	131,149	1,531,198
	LOG Commercial Properties e Participacoes SA	12,061	73,843
*	Log-in Logistica Intermodal SA	12,719	33,963
	Lojas Americanas SA	9,484	32,709
	Lojas Renner SA	172,981	1,311,094
	M Dias Branco SA	1,795	9,888
	Magazine Luiza SA	97,916	452,231
	Mahle-Metal Leve SA	24,438	84,372
	Marcopolo SA	54,800	27,143
*	Marfrig Global Foods SA	101,562	246,694
*	Marisa Lojas SA	42,258	48,349
*	Mills Estruturas e Servicos de Engenharia SA	70,257	73,834
	Minerva SA	46,069	78,137
	MRV Engenharia e Participacoes SA	114,937	399,131
*	Natura & Co. Holding SA	151,982	1,362,766
	Notre Dame Intermedica Participacoes S.A.	31,816	549,514
	Odontoprev SA	128,363	332,438
*	Omega Geracao SA	20,913	153,922
*	Petro Rio SA	20,600	265,397
	Petrobras Distribuidora SA	41,000	174,299
	Petroleo Brasileiro SA, Sponsored ADR	61,459	601,069

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Petroleo Brasileiro SA, Sponsored ADR	19,287	$193,834
	Petroleo Brasileiro SA	644,147	3,217,556
	Porto Seguro SA	70,742	622,939
	Portobello SA	22,113	32,171
	Positivo Tecnologia SA	12,421	10,284
	Qualicorp Consultoria e Corretora de Seguros SA	135,803	772,166
	Raia Drogasil SA	149,750	682,050
*	Restoque Comercio e Confeccoes de Roupas SA	6,296	5,109
*	Rumo SA	152,968	567,544
	Sao Carlos Empreendimentos e Participacoes SA	3,800	26,475
	Sao Martinho SA	128,429	699,254
	Ser Educacional SA	22,907	61,586
	SIMPAR SA	22,600	146,222
	SLC Agricola SA	54,000	341,781
	Smiles Fidelidade SA	22,347	87,691
	Sul America SA	100,576	733,630
*	Suzano SA	124,726	1,414,491
*	Suzano SA, Sponsored ADR	10,562	119,672
*	Tecnisa SA	16,366	25,874
	Tegma Gestao Logistica SA	19,812	91,431
	Telefonica Brasil SA	27,800	229,660
	Telefonica Brasil SA	12,260	101,268
*	Terra Santa Agro SA	1,600	7,744
	TIM SA, ADR	6,220	74,889
	TIM SA	132,321	321,649
	TOTVS SA	9,200	47,754
	Transmissora Alianca de Energia Eletrica SA	65,978	386,964
	Trisul SA	43,531	85,926
*	Tupy SA	65,500	252,954
	Ultrapar Participacoes SA, Sponsored ADR	135,184	539,384
	Unipar Carbocloro SA	7,000	67,526
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,660	50,916
	Vale SA	622,420	10,005,085
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,833	53,241
*	Via Varejo SA	28,204	75,724
*	Vulcabras Azaleia SA	41,656	62,202
	WEG SA	18,700	286,375
	Wiz Solucoes e Corretagem de Seguros SA	29,400	41,214
	YDUQS Participacoes SA	152,308	933,935
TOTAL BRAZIL			53,703,867
CANADA — (6.3%)
*	5N Plus, Inc.	24,500	69,740
	Absolute Software Corp.	14,380	181,388
	Acadian Timber Corp.	4,453	57,145
*	Advantage Oil & Gas, Ltd.	106,161	158,567
	Aecon Group, Inc.	32,865	424,065
#	AG Growth International, Inc.	11,375	315,431
	AGF Management, Ltd., Class B	19,660	99,319
	Agnico Eagle Mines, Ltd.	5,937	414,498
	Agnico Eagle Mines, Ltd.	14,388	1,005,002
*	Air Canada	45,730	715,945
#	AirBoss of America Corp.	7,393	96,376
	Alamos Gold, Inc., Class A	183,133	1,469,364
	Alamos Gold, Inc., Class A	40,442	323,536
	Alaris Equity Partners Income	18,848	235,830
*	Alcanna, Inc.	5,691	30,486
*	Alexco Resource Corp.	16,413	46,078

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Algoma Central Corp.	4,700	$49,582
#	Algonquin Power & Utilities Corp.	60,515	1,008,465
	Algonquin Power & Utilities Corp.	1,500	24,930
	Alimentation Couche-Tard, Inc., Class B	77,740	2,370,956
#	AltaGas, Ltd.	91,414	1,357,538
	Altius Minerals Corp.	7,200	83,106
	Altus Group, Ltd.	1,811	69,324
*	Americas Gold & Silver Corp.	11,652	31,619
*	Amerigo Resources, Ltd.	21,300	12,992
	Andrew Peller, Ltd., Class A	11,100	88,974
	ARC Resources, Ltd.	157,353	727,239
#*	Argonaut Gold, Inc.	108,801	197,394
*	Aritzia, Inc.	33,968	706,588
	Atco, Ltd., Class I	14,200	406,539
*	ATS Automation Tooling Systems, Inc.	7,150	122,675
#*	Aurora Cannabis, Inc.	5,854	64,909
	AutoCanada, Inc.	14,210	309,147
	B2Gold Corp.	343,746	1,698,905
	Badger Daylighting, Ltd.	13,390	390,889
	Bank of Montreal	22,080	1,642,424
	Bank of Montreal	18,904	1,404,756
	Bank of Nova Scotia (The)	68,381	3,646,987
	Bank of Nova Scotia (The)	71,552	3,813,006
	Barrick Gold Corp.	2,500	55,836
	Barrick Gold Corp.	5,213	116,615
	Barrick Gold Corp.	36,529	827,910
*	Bausch Health Cos., Inc.	51,386	1,310,343
*	Bausch Health Cos., Inc.	34,276	874,624
*	Baytex Energy Corp.	187,876	111,661
#	BCE, Inc.	18,344	778,082
#	Birchcliff Energy, Ltd.	123,321	208,308
	Bird Construction, Inc.	5,418	34,741
*	Black Diamond Group, Ltd.	30,116	62,646
#*	BlackBerry, Ltd.	102,153	1,434,735
*	BlackBerry, Ltd.	57,795	814,910
	Bonterra Energy Corp.	13,150	24,372
#	Boralex, Inc., Class A	35,436	1,390,283
	Brookfield Asset Management, Inc., Class A	9,984	386,868
	Brookfield Asset Management, Inc., Class A	16,771	651,386
	BRP, Inc.	9,248	608,723
	CAE, Inc.	26,952	608,910
	CAE, Inc.	21,992	495,920
	Calian Group, Ltd.	4,200	196,148
#	Cameco Corp.	102,984	1,281,310
	Cameco Corp.	29,287	363,745
	Canaccord Genuity Group, Inc.	30,446	279,521
#	Canacol Energy, Ltd.	36,305	103,343
*	Canada Goose Holdings, Inc.	500	16,723
*	Canada Goose Holdings, Inc.	13,776	460,945
	Canadian Imperial Bank of Commerce	55,740	4,750,377
	Canadian Imperial Bank of Commerce	7,445	634,165
	Canadian National Railway Co.	13,000	1,316,723
	Canadian National Railway Co.	46,957	4,750,640
	Canadian Natural Resources, Ltd.	28,391	641,420
	Canadian Natural Resources, Ltd.	264,362	5,969,294
	Canadian Pacific Railway, Ltd.	9,072	3,048,050
	Canadian Pacific Railway, Ltd.	1,755	590,066
	Canadian Tire Corp., Ltd., Class A	9,177	1,189,942
	Canadian Utilities, Ltd., Class A	18,114	447,768

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Utilities, Ltd., Class B	600	$14,775
	Canadian Western Bank	48,866	1,087,185
*	Canfor Corp.	15,204	280,717
	Canfor Pulp Products, Inc.	15,063	100,008
#*	Canopy Growth Corp.	14,574	583,980
	CanWel Building Materials Group, Ltd.	25,200	143,662
#	Capital Power Corp.	30,345	865,678
*	Capstone Mining Corp.	148,077	306,865
	Cascades, Inc.	48,759	591,018
#	CCL Industries, Inc., Class B	28,675	1,315,630
*	Celestica, Inc.	50,960	411,247
*	Celestica, Inc.	5,600	45,413
	Cenovus Energy, Inc.	143,576	847,702
	Cenovus Energy, Inc.	238,894	1,411,864
#	Centerra Gold, Inc.	73,460	761,172
	Cervus Equipment Corp.	3,004	29,271
	CES Energy Solutions Corp.	119,725	131,077
*	CGI, Inc.	27,460	2,201,095
	Chesswood Group, Ltd.	5,700	40,608
#*	China Gold International Resources Corp., Ltd.	120,535	242,248
	CI Financial Corp.	79,936	992,675
#	Cineplex, Inc.	28,162	231,242
#	Cogeco Communications, Inc.	6,627	564,830
	Cogeco, Inc.	26,878	1,933,114
	Colliers International Group, Inc.	2,800	246,860
	Colliers International Group, Inc.	11,666	1,030,808
	Computer Modelling Group, Ltd.	35,217	163,313
	Constellation Software, Inc.	1,263	1,538,593
*	Copper Mountain Mining Corp.	97,704	163,509
	Corby Spirit and Wine, Ltd.	5,700	75,554
	Corus Entertainment, Inc., Class B	247,026	915,662
	Crescent Point Energy Corp.	53,200	146,443
	Crescent Point Energy Corp.	155,175	425,180
#*	Crew Energy, Inc.	145,698	77,478
*	CRH Medical Corp.	46,658	99,975
*	Denison Mines Corp.	134,958	89,708
*	Descartes Systems Group, Inc. (The)	3,518	214,533
	Dexterra Group, Inc.	13,603	63,825
#*	DIRTT Environmental Solutions	10,600	23,956
	Dollarama, Inc.	39,342	1,537,991
#*	Dorel Industries, Inc., Class B	16,650	193,485
	DREAM Unlimited Corp., Class A	15,400	248,568
	Dundee Precious Metals, Inc.	49,593	315,301
	ECN Capital Corp.	111,383	592,301
	E-L Financial Corp., Ltd.	284	179,450
#*	Eldorado Gold Corp.	82,338	923,984
	Element Fleet Management Corp.	194,983	1,811,455
	Emera, Inc.	27,435	1,147,175
	Empire Co., Ltd., Class A	34,684	958,268
	Enbridge, Inc.	54,246	1,822,418
	Enbridge, Inc.	34,206	1,149,322
#	Endeavour Mining Corp.	53,659	1,139,688
	Enerflex, Ltd.	41,595	214,033
#*	Energy Fuels, Inc.	31,800	121,356
	Enerplus Corp.	82,000	253,935
	Enerplus Corp.	17,636	54,848
	Enghouse Systems, Ltd.	17,344	796,434
	Ensign Energy Services, Inc.	81,720	65,823
	Equitable Group, Inc.	7,300	590,394

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp.	2,700	$39,421
	Evertz Technologies, Ltd.	8,165	81,730
	Exchange Income Corp.	8,657	245,679
	Exco Technologies, Ltd.	37,240	282,485
	Extendicare, Inc.	41,022	196,970
	Fairfax Financial Holdings, Ltd.	4,902	1,778,405
#	Fiera Capital Corp.	16,900	144,055
	Finning International, Inc.	79,964	1,669,630
	First National Financial Corp.	5,300	181,122
	First Quantum Minerals, Ltd.	137,178	2,284,954
	FirstService Corp.	7,595	1,039,376
	FirstService Corp.	2,400	327,845
	Fortis, Inc.	20,242	818,703
	Fortis, Inc.	7,283	294,452
#*	Fortuna Silver Mines, Inc.	54,715	423,172
	Franco-Nevada Corp.	3,701	441,640
	Frontera Energy Corp.	8,419	24,492
*	Galiano Gold, Inc.	70,680	81,251
	Gamehost, Inc.	9,498	45,828
*	GDI Integrated Facility Services, Inc.	300	9,994
*	Gear Energy, Ltd.	122,642	24,456
	George Weston, Ltd.	20,810	1,506,294
	Gibson Energy, Inc.	56,002	848,296
#	Gildan Activewear, Inc.	14,296	357,190
*	Glacier Media, Inc.	1,400	526
	goeasy, Ltd.	8,267	603,952
*	GoGold Resources, Inc.	16,500	33,419
*	GoldMoney, Inc.	16,200	40,160
#*	Gran Tierra Energy, Inc.	226,281	130,947
#*	Great Canadian Gaming Corp.	22,100	737,099
	Great-West Lifeco, Inc.	27,911	637,342
*	Heroux-Devtek, Inc.	13,891	138,503
	High Liner Foods, Inc.	12,787	117,895
*	Home Capital Group, Inc.	23,367	551,489
#	Hudbay Minerals, Inc.	127,861	727,920
	Hydro One, Ltd.	22,700	525,983
#	iA Financial Corp., Inc.	39,001	1,737,851
*	IAMGOLD Corp.	155,174	526,651
*	IAMGOLD Corp.	35,221	119,047
*	IBI Group, Inc.	7,300	51,492
	IGM Financial, Inc.	7,889	209,078
*	Imperial Metals Corp.	11,400	39,137
#	Imperial Oil, Ltd.	9,800	186,459
	Imperial Oil, Ltd.	24,351	463,156
	Information Services Corp.	5,400	89,314
#	Innergex Renewable Energy, Inc.	11,018	252,619
	Intact Financial Corp.	10,724	1,182,470
#	Inter Pipeline, Ltd.	84,078	843,574
*	Interfor Corp.	33,168	618,098
	Intertape Polymer Group, Inc.	43,244	776,786
	Jamieson Wellness, Inc.	22,955	643,548
	K-Bro Linen, Inc.	1,229	34,599
#*	Kelt Exploration, Ltd.	63,747	88,735
#	Keyera Corp.	62,719	1,178,112
*	Kinaxis, Inc.	4,982	691,578
	Kinross Gold Corp.	261,711	1,827,628
	Kinross Gold Corp.	10,712	74,770
#	Kirkland Lake Gold, Ltd.	80,828	3,106,072
	KP Tissue, Inc.	5,700	46,001

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lassonde Industries, Inc., Class A	2,100	$286,076
	Laurentian Bank of Canada	14,274	344,920
	Leon's Furniture, Ltd.	14,074	226,725
*	Lightstream Resources, Ltd.	52,634	0
	Linamar Corp.	29,163	1,488,767
	Loblaw Cos., Ltd.	26,402	1,274,916
*	Lucara Diamond Corp.	184,114	109,425
	Lundin Mining Corp.	356,811	3,180,954
	Magellan Aerospace Corp.	8,300	58,481
	Magna International, Inc.	80,312	5,656,226
	Magna International, Inc.	29,284	2,057,201
*	Mainstreet Equity Corp.	2,696	163,225
*	Major Drilling Group International, Inc.	42,212	230,412
*	Mandalay Resources Corp.	18,509	31,553
	Manulife Financial Corp.	17,741	320,621
	Manulife Financial Corp.	141,354	2,555,680
	Maple Leaf Foods, Inc.	28,273	552,526
	Martinrea International, Inc.	55,453	588,029
*	Mav Beauty Brands, Inc.	2,500	13,568
	Medical Facilities Corp.	16,216	85,724
*	MEG Energy Corp.	121,877	406,018
*	Mercator Minerals, Ltd.	15,420	0
	Methanex Corp.	19,726	653,445
	Methanex Corp.	5,399	178,761
	Metro, Inc.	28,767	1,243,603
	Morguard Corp.	700	59,668
	Morneau Shepell, Inc.	19,996	489,912
	MTY Food Group, Inc.	6,344	254,127
	Mullen Group, Ltd.	41,263	333,654
	National Bank of Canada	84,872	4,770,088
#	Neo Performance Materials, Inc.	1,300	15,453
#*	New Gold, Inc.	513,322	971,448
#	NFI Group, Inc.	27,295	601,077
	Norbord, Inc.	792	34,242
	Norbord, Inc.	3,510	151,386
	North American Construction Group, Ltd.	19,300	178,247
	North American Construction Group, Ltd.	1,018	9,386
#	North West Co., Inc. (The)	22,094	559,283
	Northland Power, Inc.	44,775	1,640,437
	Nutrien, Ltd.	52,548	2,583,777
#*	NuVista Energy, Ltd.	75,369	63,655
#*	OceanaGold Corp.	277,194	487,731
	Onex Corp.	18,983	1,005,301
	Open Text Corp.	18,400	824,205
	Open Text Corp.	16,829	753,771
#	Osisko Gold Royalties, Ltd.	26,301	293,911
	Pan American Silver Corp.	29,809	967,586
#*	Paramount Resources, Ltd., Class A	31,088	156,077
*	Parex Resources, Inc.	106,941	1,618,227
	Park Lawn Corp.	7,381	177,952
#	Parkland Corp.	41,414	1,242,663
	Pason Systems, Inc.	29,830	198,283
#	Pembina Pipeline Corp.	2,244	59,075
	Pembina Pipeline Corp.	46,796	1,230,735
#	Peyto Exploration & Development Corp.	74,200	204,830
*	Photon Control, Inc.	8,300	14,150
	PHX Energy Services Corp.	18,919	36,987
	Pinnacle Renewable Energy, Inc.	4,200	30,710
	Pizza Pizza Royalty Corp.	10,074	74,447

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Polaris Infrastructure, Inc.	5,200	$85,152
	Pollard Banknote, Ltd.	3,300	93,161
*	Precision Drilling Corp.	5,363	104,472
*	Precision Drilling Corp.	1,204	23,480
#*	Premier Gold Mines, Ltd.	48,951	120,966
#	Premium Brands Holdings Corp.	14,391	1,176,151
*	Pretium Resources, Inc.	7,794	84,331
#*	Pretium Resources, Inc.	44,718	482,587
*	Pulse Seismic, Inc.	22,820	20,522
	Quarterhill, Inc.	76,668	154,085
	Quebecor, Inc., Class B	39,526	945,842
#*	Questerre Energy Corp., Class A	32,700	4,603
	Recipe Unlimited Corp.	14,874	189,829
#	Restaurant Brands International, Inc.	9,100	524,900
	Restaurant Brands International, Inc.	8,851	510,703
#	RF Capital Group, Inc.	20,071	25,898
	Richelieu Hardware, Ltd.	29,641	868,542
	Ritchie Bros Auctioneers, Inc.	7,600	448,779
	Ritchie Bros Auctioneers, Inc.	19,812	1,167,125
	Rogers Communications, Inc., Class B	4,600	207,598
	Rogers Communications, Inc., Class B	24,065	1,084,850
#	Rogers Sugar, Inc.	26,348	112,295
*	Roxgold, Inc.	48,000	52,176
	Royal Bank of Canada	73,553	5,953,263
	Royal Bank of Canada	133,402	10,788,220
#	Russel Metals, Inc.	42,512	763,304
*	Sandstorm Gold, Ltd.	45,625	294,355
	Saputo, Inc.	17,716	464,530
	Secure Energy Services, Inc.	78,065	156,893
#*	Seven Generations Energy, Ltd., Class A	125,637	603,254
	Shaw Communications, Inc., Class B	10,960	188,045
	Shaw Communications, Inc., Class B	67,901	1,163,144
#	ShawCor, Ltd.	35,032	110,678
*	Shopify, Inc., Class A	800	878,872
	Sienna Senior Living, Inc.	15,909	163,600
*	Sierra Wireless, Inc.	7,200	133,274
*	Sierra Wireless, Inc.	11,505	212,958
#	Sleep Country Canada Holdings, Inc.	19,915	409,591
#	SNC-Lavalin Group, Inc.	10,980	181,776
*	Spin Master Corp.	3,300	70,194
	Sprott, Inc.	3,770	107,046
#*	SSR Mining, Inc.	82,541	1,451,047
#	Stantec, Inc.	16,542	587,298
	Stantec, Inc.	8,147	289,219
	Stelco Holdings, Inc.	1,422	22,908
	Stella-Jones, Inc.	15,990	574,702
*	Storm Resources, Ltd.	4,600	8,274
	Sun Life Financial, Inc.	809	37,390
	Sun Life Financial, Inc.	31,674	1,465,239
	Suncor Energy, Inc.	111,613	1,866,980
	Suncor Energy, Inc.	204,854	3,427,207
*	SunOpta, Inc.	7,675	108,832
*	SunOpta, Inc.	4,800	67,941
	Superior Plus Corp.	94,458	893,796
#*	Tamarack Valley Energy, Ltd.	113,214	117,751
*	Taseko Mines, Ltd.	134,013	162,440
	TC Energy Corp.	5,442	233,256
	TC Energy Corp.	43,080	1,849,424
	Teck Resources, Ltd., Class B	68,625	1,253,630

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Teck Resources, Ltd., Class B	120,691	$2,206,231
	TELUS Corp.	49,328	1,017,999
*	TeraGo, Inc.	3,300	16,206
*	Teranga Gold Corp.	41,335	408,901
*	Tervita Corp.	5,715	13,587
	TFI International, Inc.	48,463	3,219,118
	Thomson Reuters Corp.	4,681	381,691
	Thomson Reuters Corp.	3,100	252,805
	Tidewater Midstream and Infrastructure, Ltd.	109,000	75,863
	Timbercreek Financial Corp.	18,861	127,436
	TMX Group, Ltd.	3,392	327,171
*	Topicus.com, Inc.	2,349	8,836
#	TORC Oil & Gas, Ltd.	86,879	171,889
*	Torex Gold Resources, Inc.	39,274	517,204
#	Toromont Industries, Ltd.	20,559	1,380,086
	Toronto-Dominion Bank (The)	90,182	5,110,137
	Toronto-Dominion Bank (The)	9,606	543,604
	Total Energy Services, Inc.	18,599	45,090
#	Tourmaline Oil Corp.	100,950	1,438,372
	TransAlta Corp.	133,581	1,172,066
	TransAlta Corp.	33,238	291,497
	TransAlta Renewables, Inc.	39,506	664,226
#	Transcontinental, Inc., Class A	51,756	830,524
*	TransGlobe Energy Corp.	44,981	46,432
*	Trican Well Service, Ltd.	109,914	146,982
*	Trisura Group, Ltd.	2,121	142,868
*	Turquoise Hill Resources, Ltd.	26,254	289,484
	Uni-Select, Inc.	17,891	94,999
#	Vermilion Energy, Inc.	13,653	59,792
	Vermilion Energy, Inc.	61,564	269,650
	VersaBank	4,000	34,377
	Wajax Corp.	10,034	149,088
	Waste Connections, Inc.	4	394
	Waste Connections, Inc.	5,748	566,302
#*	Wesdome Gold Mines, Ltd.	124,514	950,347
#	West Fraser Timber Co., Ltd.	23,436	1,501,737
	Western Forest Products, Inc.	179,994	177,355
#	Westshore Terminals Investment Corp.	24,894	311,674
	Wheaton Precious Metals Corp.	17,658	725,214
	Whitecap Resources, Inc.	187,079	670,045
*	WildBrain, Ltd.	65,806	124,021
	Winpak, Ltd.	7,500	235,953
#	WSP Global, Inc.	16,773	1,562,201
	Yamana Gold, Inc.	398,609	1,860,955
#*	Yangarra Resources, Ltd.	48,609	29,650
	Yellow Pages, Ltd.	9,936	95,572
TOTAL CANADA			249,026,265
CHILE — (0.2%)
	AES Gener SA	296,446	49,743
	Aguas Andinas SA, Class A	422,238	128,155
#	Banco de Chile, ADR	8,263	169,644
	Banco de Credito e Inversiones SA	5,789	242,645
	Besalco SA	159,422	91,165
	CAP SA	33,285	423,453
	Cencosud SA	245,903	426,624
	Cia Cervecerias Unidas SA, Sponsored ADR	6,421	105,625
*	Cia Sud Americana de Vapores SA	10,786,150	454,900
	Colbun SA	714,528	123,208

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cristalerias de Chile SA	2,000	$11,162
	Embotelladora Andina SA, ADR, Class B	4,903	76,193
	Empresa Nacional de Telecomunicaciones SA	76,642	469,436
	Empresas CMPC SA	150,589	402,673
	Empresas COPEC SA	17,140	179,954
	Empresas Hites SA	40,531	6,341
	Enel Americas SA, ADR	79,243	593,530
	Enel Americas SA	3,644,157	548,058
	Enel Chile SA, ADR	60,103	221,179
*	Enel Chile SA	844,942	61,221
	Engie Energia Chile SA	97,172	116,094
	Falabella SA	25,508	87,299
	Forus SA	24,881	48,758
	Grupo Security SA	496,836	101,273
	Hortifrut SA	2,991	3,821
	Inversiones Aguas Metropolitanas SA	232,596	183,572
	Inversiones La Construccion SA	14,743	109,394
	Itau CorpBanca Chile SA	31,981,234	108,830
	Itau CorpBanca Chile SA, ADR	9,675	48,762
	Molibdenos y Metales SA	1,797	12,158
	Multiexport Foods SA	175,108	63,633
	Parque Arauco SA	110,687	162,158
	PAZ Corp. SA	30,769	26,994
	Plaza SA	7,638	11,422
	Ripley Corp. SA	362,922	107,636
	Salfacorp SA	188,280	118,262
	Sigdo Koppers SA	85,947	102,024
	Sociedad Matriz SAAM SA	1,380,854	107,108
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,492	330,703
	Socovesa SA	126,028	37,321
	SONDA SA	182,389	105,429
	Vina Concha y Toro SA	65,394	104,952
TOTAL CHILE			6,882,512
CHINA — (10.8%)
*	21Vianet Group, Inc., ADR	3,718	140,280
	360 Security Technology, Inc., Class A	8,100	20,329
*	3SBio, Inc.	376,000	349,530
*	51job, Inc., ADR	5,450	358,937
	5I5J Holding Group Co., Ltd., Class A	37,000	21,581
	AAC Technologies Holdings, Inc.	307,500	1,667,424
	Accelink Technologies Co Ltd, Class A	8,400	33,504
	Addsino Co., Ltd., Class A	13,800	52,862
*	Advanced Technology & Materials Co., Ltd., Class A	31,400	30,567
	AECC Aero-Engine Control Co., Ltd., Class A	9,900	32,083
	AECC Aviation Power Co., Ltd., Class A	13,200	121,460
	Aerospace CH UAV Co., Ltd.	9,400	36,973
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	12,600	17,925
	Agile Group Holdings, Ltd.	1,144,749	1,422,424
	Agricultural Bank of China, Ltd., Class H	4,244,000	1,530,305
	Air China, Ltd., Class H	682,000	471,927
	Aisino Corp., Class A	34,500	60,978
#	Ak Medical Holdings, Ltd.	66,000	118,366
	AKM Industrial Co., Ltd.	50,000	6,507
*	Alibaba Group Holding Ltd.	143,900	4,566,595
*	Alibaba Group Holding, Ltd., Sponsored ADR	43,175	10,959,110
*	Alibaba Health Information Technology, Ltd.	62,000	193,290
*	Alibaba Pictures Group, Ltd.	1,680,000	211,661
	A-Living Smart City Services Co., Ltd., Class H	231,250	1,004,343

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Alpha Group, Class A	20,500	$17,364
*	Aluminum Corp. of China, Ltd., Class H	1,520,000	461,054
	Amoy Diagnostics Co., Ltd., Class A	1,000	11,508
	Angang Steel Co., Ltd., Class H	819,400	321,025
	Angel Yeast Co., Ltd., Class A	8,345	67,779
	Anhui Conch Cement Co., Ltd., Class H	398,500	2,354,268
	Anhui Construction Engineering Group Co., Ltd., Class A	33,000	18,324
	Anhui Expressway Co., Ltd., Class H	118,000	74,282
	Anhui Genuine New Materials Co., Ltd., Class A	3,900	19,656
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	8,300	36,895
	Anhui Gujing Distillery Co., Ltd., Class A	1,800	67,813
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	27,100	21,371
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	15,600	21,588
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	21,600	20,684
	Anhui Jinhe Industrial Co., Ltd., Class A	8,400	57,470
	Anhui Korrun Co., Ltd., Class A	4,500	15,227
	Anhui Kouzi Distillery Co., Ltd., Class A	12,890	127,165
	Anhui Sun-Create Electronics Co., Ltd., Class A	2,600	18,673
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,200	16,634
	Anhui Xinhua Media Co., Ltd., Class A	30,800	22,645
	Anhui Yingjia Distillery Co., Ltd., Class A	7,000	39,041
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	26,100	39,984
	Animal Health Holdings, Inc.	47,000	569
	ANTA Sports Products, Ltd.	235,000	3,870,106
#*	Anton Oilfield Services Group	1,118,000	68,068
	Aoshikang Technology Co., Ltd., Class A	2,100	17,525
*	Aowei Holdings, Ltd.	59,000	11,561
	Apeloa Pharmaceutical Co., Ltd., Class A	12,400	43,095
	APT Satellite Holdings, Ltd.	186,250	53,673
	Asia Cement China Holdings Corp.	254,000	218,093
	Asymchem Laboratories Tianjin Co., Ltd., Class A	600	27,179
	Ausnutria Dairy Corp., Ltd.	239,000	388,341
	Autobio Diagnostics Co., Ltd., Class A	1,000	20,430
	Avic Capital Co., Ltd., Class A	115,600	73,336
	AVIC Electromechanical Systems Co., Ltd., Class A	25,300	44,523
	Avic Heavy Machinery Co., Ltd., Class A	13,400	40,024
#*	AVIC International Holding HK, Ltd.	1,307,948	25,735
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	3,100	33,234
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,100	84,314
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	8,500	40,843
	AviChina Industry & Technology Co., Ltd., Class H	828,000	619,044
	AVICOPTER P.L.C., Class A	6,000	51,891
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	45,600	61,364
	BAIC Motor Corp., Ltd., Class H	1,408,500	495,351
*	Baidu, Inc., Sponsored ADR	33,222	7,807,834
	Bank of Beijing Co., Ltd., Class A	170,600	124,734
	Bank of Changsha Co., Ltd., Class A	47,600	73,623
	Bank of Chengdu Co., Ltd., Class A	41,900	67,409
	Bank of China, Ltd., Class H	7,418,800	2,511,144
	Bank of Chongqing Co., Ltd., Class H	341,500	216,047
	Bank of Communications Co., Ltd., Class H	1,151,695	622,757
	Bank of Hangzhou Co., Ltd., Class A	60,080	136,413
	Bank of Jiangsu Co., Ltd., Class A	160,420	136,816
	Bank of Nanjing Co., Ltd., Class A	292,060	360,957
	Bank of Ningbo Co., Ltd., Class A	84,719	503,445
	Bank of Shanghai Co., Ltd., Class A	87,540	109,644
	Bank of Zhengzhou Co., Ltd., Class H	83,600	21,306
	Baoshan Iron & Steel Co., Ltd., Class A	137,000	138,813
	Baosheng Science and Technology Innovation Co., Ltd., Class A	28,800	18,181

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baoye Group Co., Ltd., Class H	87,040	$40,954
*	Baozun, Inc., Sponsored ADR	4,280	175,437
	BBMG Corp., Class H	852,000	165,370
	Befar Group Co., Ltd., Class A	19,500	15,385
	Beibuwan Port Co., Ltd., Class A	13,400	18,417
#*	BeiGene, Ltd.	3,000	72,842
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	15,300	30,220
*	Beijing BDStar Navigation Co., Ltd., Class A	2,700	18,834
	Beijing Capital Co., Ltd., Class A	166,790	72,667
	Beijing Capital Development Co., Ltd., Class A	43,200	37,923
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	802,463
	Beijing Capital Land, Ltd., Class H	601,000	106,932
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	60,644
	Beijing Dabeinong Technology Group Co., Ltd., Class A	28,300	40,511
*	Beijing Easpring Material Technology Co., Ltd., Class A	1,800	16,049
	Beijing E-Hualu Information Technology Co., Ltd., Class A	8,100	34,261
	Beijing Enlight Media Co., Ltd., Class A	10,700	21,626
*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	148,199
	Beijing Enterprises Holdings, Ltd.	189,000	617,806
	Beijing Enterprises Water Group, Ltd.	1,875,000	761,408
*	Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	31,120
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,300	17,859
	Beijing Global Safety Technology Co., Ltd., Class A	3,200	13,143
*	Beijing Jetsen Technology Co., Ltd., Class A	60,300	27,973
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	111,797
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,600	19,029
	Beijing New Building Materials P.L.C., Class A	25,200	198,791
	Beijing North Star Co., Ltd., Class H	300,000	54,724
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	54,800	33,576
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	18,400	26,869
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	18,450	137,955
	Beijing Originwater Technology Co., Ltd., Class A	49,900	55,695
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	63,200	59,494
	Beijing Shiji Information Technology Co., Ltd., Class A	4,200	21,660
*	Beijing Shougang Co., Ltd., Class A	19,100	11,221
	Beijing Shunxin Agriculture Co., Ltd., Class A	2,800	28,561
	Beijing Shuzhi Technology Co., Ltd., Class A	17,300	6,750
	Beijing Sinnet Technology Co., Ltd., Class A	26,700	67,569
	Beijing SL Pharmaceutical Co., Ltd., Class A	7,500	9,854
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,700	17,820
	Beijing Strong Biotechnologies, Inc., Class A	4,600	14,674
	Beijing SuperMap Software Co., Ltd., Class A	6,865	17,124
	Beijing Thunisoft Corp., Ltd., Class A	6,700	20,271
	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,600	21,411
	Beijing Tongrentang Co., Ltd., Class A	14,900	54,375
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,900	7,637
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	20,078
	Beijing Yanjing Brewery Co., Ltd., Class A	55,538	56,319
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	14,600	21,369
*	Berry Genomics Co., Ltd., Class A	5,800	29,269
	Best Pacific International Holdings, Ltd.	186,000	34,102
	Bestsun Energy Co., Ltd., Class A	14,000	11,343
	Betta Pharmaceuticals Co., Ltd., Class A	1,300	25,857
	Better Life Commercial Chain Share Co., Ltd., Class A	25,500	30,227
	BGI Genomics Co., Ltd., Class A	1,700	36,474
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,400	23,485
	Blue Sail Medical Co., Ltd., Class A	15,400	57,852

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Bluedon Information Security Technology Co., Ltd., Class A	23,400	$16,415
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	53,400	52,864
	BOE Technology Group Co., Ltd., Class A	242,500	230,840
*	Bohai Leasing Co., Ltd., Class A	179,000	64,958
	Bosideng International Holdings, Ltd.	1,168,000	516,452
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	6,400	27,382
	Bright Dairy & Food Co., Ltd., Class A	27,592	79,002
	Bright Real Estate Group Co., Ltd., Class A	49,100	17,673
	Brilliance China Automotive Holdings, Ltd.	1,194,000	933,493
	B-Soft Co., Ltd., Class A	4,900	9,587
	BTG Hotels Group Co., Ltd., Class A	19,731	66,143
#	BYD Co., Ltd., Class H	189,500	5,723,583
	BYD Electronic International Co., Ltd.	531,000	3,657,079
	By-health Co., Ltd., Class A	22,100	75,788
	C&S Paper Co., Ltd., Class A	20,500	74,220
*	CA Cultural Technology Group, Ltd.	129,000	39,115
	Cabbeen Fashion, Ltd.	155,000	56,054
	Caitong Securities Co., Ltd., Class A	20,600	34,780
	Camel Group Co., Ltd., Class A	18,300	25,067
	Canvest Environmental Protection Group Co., Ltd.	218,000	89,388
*	Capital Environment Holdings, Ltd.	2,440,000	43,447
*	CAR, Inc.	172,000	88,263
	Carrianna Group Holdings Co., Ltd.	238,000	14,116
*	CCOOP Group Co., Ltd., Class A	44,200	17,251
	CECEP Solar Energy Co., Ltd., Class A	60,700	58,255
	CECEP Wind-Power Corp., Class A	98,700	53,799
#	Central China Real Estate, Ltd.	370,696	154,330
*	Central China Securities Co., Ltd., Class H	218,000	44,314
*	CGN New Energy Holdings Co., Ltd.	752,000	163,653
	CGN Nuclear Technology Development Co., Ltd., Class A	15,700	24,343
	CGN Power Co., Ltd., Class H	718,000	154,437
	Chacha Food Co., Ltd., Class A	7,400	71,181
	Changjiang Securities Co., Ltd., Class A	43,006	51,304
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	2,100	69,381
	Chaowei Power Holdings, Ltd.	348,000	147,586
	Chaozhou Three-Circle Group Co., Ltd., Class A	5,200	31,303
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,500	19,682
	Chengdu Hongqi Chain Co., Ltd., Class A	17,300	15,625
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	7,100	13,645
	China Aerospace International Holdings, Ltd.	848,000	73,048
	China Aerospace Times Electronics Co., Ltd., Class A	59,100	60,751
	China Aoyuan Group, Ltd.	541,000	475,960
	China Avionics Systems Co., Ltd., Class A	15,000	42,422
	China Baoan Group Co., Ltd., Class A	32,400	34,275
	China Beststudy Education Group	84,000	29,195
	China CAMC Engineering Co., Ltd., Class A	34,400	34,366
	China Cinda Asset Management Co., Ltd., Class H	2,879,000	544,250
	China CITIC Bank Corp., Ltd., Class H	1,658,000	734,461
	China Coal Energy Co., Ltd., Class H	508,000	147,199
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,851
	China Communications Services Corp., Ltd., Class H	938,000	418,580
	China Conch Venture Holdings, Ltd.	431,000	2,049,295
	China Construction Bank Corp., Class H	14,243,200	10,788,063
*	China CSSC Holdings, Ltd., Class A	7,500	18,515
	China CYTS Tours Holding Co., Ltd., Class A	11,700	17,973
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	205,094
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	33,120
	China Development Bank Financial Leasing Co., Ltd., Class H	70,000	9,803
#*	China Dili Group	715,600	228,651

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	$23,186
	China Distance Education Holdings, Ltd., ADR	5,206	49,978
	China Eastern Airlines Corp., Ltd., ADR	2,373	47,602
	China Eastern Airlines Corp., Ltd., Class H	674,000	270,292
	China Education Group Holdings, Ltd.	146,000	306,334
	China Electronics Huada Technology Co., Ltd.	256,000	27,639
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	35,539
	China Energy Engineering Corp., Ltd., Class H	780,000	75,282
	China Everbright Bank Co., Ltd., Class H	919,000	377,486
	China Everbright Environment Group, Ltd.	694,074	389,571
#	China Everbright Greentech, Ltd.	232,000	99,393
	China Everbright Water, Ltd.	129,348	21,806
#	China Evergrande Group	561,000	1,075,954
	China Express Airlines Co., Ltd., Class A	10,800	23,487
	China Film Co., Ltd., Class A	22,700	43,402
*	China Financial Services Holdings, Ltd.	17,700	3,761
	China Foods, Ltd.	538,000	222,339
	China Fortune Land Development Co., Ltd., Class A	125,460	183,506
	China Galaxy Securities Co., Ltd., Class H	924,000	552,594
	China Gas Holdings, Ltd.	539,000	1,896,994
	China Gezhouba Group Co., Ltd., Class A	99,400	99,530
*	China Glass Holdings, Ltd.	262,000	27,659
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	368,851
	China Great Wall Securities Co., Ltd., Class A	10,800	19,558
	China Greatwall Technology Group Co., Ltd., Class A	18,200	48,577
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	13,987
	China Hanking Holdings, Ltd.	268,000	47,051
	China Harmony Auto Holding, Ltd.	380,000	167,365
*	China High Precision Automation Group, Ltd.	127,000	3,747
	China High Speed Railway Technology Co., Ltd., Class A	47,100	18,042
	China High Speed Transmission Equipment Group Co., Ltd.	195,000	183,507
	China Hongqiao Group, Ltd.	665,500	587,555
*	China Index Holdings, Ltd., ADR	2,931	6,097
*	China International Capital Corp., Ltd., Class H	356,800	930,247
	China International Marine Containers Group Co., Ltd., Class H	237,420	382,343
	China Isotope & Radiation Corp.	3,200	9,279
#	China Jinmao Holdings Group, Ltd.	1,786,000	699,039
	China Jushi Co., Ltd., Class A	36,300	126,070
	China Kepei Education Group, Ltd.	96,000	67,529
	China Kings Resources Group Co., Ltd., Class A	5,594	23,358
	China Lesso Group Holdings, Ltd.	744,000	1,234,272
	China Life Insurance Co., Ltd., ADR	3,332	35,452
	China Life Insurance Co., Ltd., Class H	226,000	479,971
	China Lilang, Ltd.	323,000	217,472
#*	China Literature, Ltd.	11,800	111,976
#*	China Logistics Property Holdings Co., Ltd.	193,000	110,539
	China Longyuan Power Group Corp., Ltd., Class H	742,000	1,086,161
*	China Lumena New Materials Corp.	18,800	0
*	China Maple Leaf Educational Systems, Ltd.	542,000	131,131
	China Medical System Holdings, Ltd.	832,000	1,192,045
	China Meheco Co., Ltd., Class A	23,500	49,164
	China Meidong Auto Holdings, Ltd.	250,000	840,740
	China Mengniu Dairy Co., Ltd.	609,000	3,621,693
	China Merchants Bank Co., Ltd., Class H	637,701	4,883,431
	China Merchants Land, Ltd.	614,000	88,311
	China Merchants Port Holdings Co., Ltd.	234,000	325,739
	China Merchants Securities Co., Ltd., Class H	17,160	26,409
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	25,600	46,689
*	China Metal Recycling Holdings, Ltd.	89,400	0

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Minmetals Rare Earth Co., Ltd., Class A	10,200	$29,461
	China Minsheng Banking Corp., Ltd., Class H	1,159,620	663,039
#*	China Modern Dairy Holdings, Ltd.	1,092,000	351,951
	China Molybdenum Co., Ltd., Class H	663,000	416,804
	China National Accord Medicines Corp., Ltd., Class A	8,000	47,412
	China National Building Material Co., Ltd., Class H	1,857,400	2,213,674
	China National Medicines Corp., Ltd., Class A	19,200	117,508
	China National Nuclear Power Co., Ltd., Class A	277,424	220,642
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	29,500	21,030
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,600	64,773
*	China Oceanwide Holdings, Ltd.	964,000	17,181
*	China Oil & Gas Group, Ltd.	1,984,000	103,482
	China Oilfield Services, Ltd., Class H	666,000	733,244
	China Overseas Grand Oceans Group, Ltd.	841,375	427,829
	China Overseas Land & Investment, Ltd.	1,438,827	3,268,398
	China Overseas Property Holdings, Ltd.	749,275	461,366
	China Pacific Insurance Group Co., Ltd., Class H	841,800	3,467,177
	China Petroleum & Chemical Corp., ADR	11,058	524,347
	China Petroleum & Chemical Corp., Class H	4,419,400	2,092,947
	China Power International Development, Ltd.	837,333	187,620
*	China Properties Group, Ltd.	173,000	10,705
	China Publishing & Media Co., Ltd., Class A	26,400	24,781
	China Railway Group, Ltd., Class H	1,162,000	527,483
	China Railway Signal & Communication Corp., Ltd., Class H	386,000	149,631
	China Railway Tielong Container Logistics Co., Ltd., Class A	26,900	21,278
	China Reinsurance Group Corp., Class H	1,761,000	183,354
	China Renaissance Holdings, Ltd.	4,600	14,446
	China Resources Beer Holdings Co., Ltd.	178,962	1,577,875
	China Resources Cement Holdings, Ltd.	1,328,610	1,464,547
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	28,500	49,490
	China Resources Gas Group, Ltd.	466,000	2,321,199
	China Resources Land, Ltd.	966,444	3,824,359
	China Resources Medical Holdings Co., Ltd.	378,500	372,262
	China Resources Pharmaceutical Group, Ltd.	631,500	331,622
	China Resources Power Holdings Co., Ltd.	316,678	334,129
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	19,900	76,310
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	163,733
	China SCE Group Holdings, Ltd.	1,251,600	470,467
	China Science Publishing & Media, Ltd., Class A	12,500	17,672
*	China Shanshui Cement Group, Ltd.	148,000	34,500
*	China Shengmu Organic Milk, Ltd.	1,157,000	114,791
	China Shenhua Energy Co., Ltd., Class H	1,021,616	1,887,112
*	China Silver Group, Ltd.	460,000	49,050
	China South City Holdings, Ltd.	2,254,000	243,232
	China South Publishing & Media Group Co., Ltd., Class A	39,400	57,220
*	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	89,822
*	China Southern Airlines Co., Ltd., Class H	844,000	469,948
	China State Construction Engineering Corp., Ltd., Class A	276,000	204,976
*	China Sunshine Paper Holdings Co., Ltd.	201,000	43,900
	China Suntien Green Energy Corp., Ltd., Class H	587,000	171,111
	China Taiping Insurance Holdings Co., Ltd.	669,106	1,181,271
	China Tian Lun Gas Holdings, Ltd.	106,000	91,841
#*	China Tianrui Group Cement Co., Ltd.	53,000	47,313
*	China Tianying, Inc., Class A	55,900	33,319
	China Tourism Group Duty Free Corp., Ltd., Class A	7,133	323,139
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,072,000	594,538
	China TransInfo Technology Co., Ltd., Class A	26,000	71,292
*	China Travel International Investment Hong Kong, Ltd.	750,000	102,229

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vanke Co., Ltd., Class H	572,400	$2,047,963
#	China Vast Industrial Urban Development Co., Ltd.	218,000	87,159
#	China Water Affairs Group, Ltd.	310,000	240,508
*	China Water Industry Group, Ltd.	156,000	5,722
	China West Construction Group Co., Ltd., Class A	26,400	33,630
*	China Wood Optimization Holding, Ltd.	88,000	11,331
	China World Trade Center Co., Ltd., Class A	5,400	9,910
	China Xinhua Education Group, Ltd.	65,000	18,905
	China XLX Fertiliser, Ltd.	228,000	93,851
	China Yangtze Power Co., Ltd., Class A	60,500	183,950
	China Yongda Automobiles Services Holdings, Ltd.	360,500	504,495
	China Yuhua Education Corp., Ltd.	370,000	323,683
*	China Yurun Food Group, Ltd.	158,000	12,404
*	China ZhengTong Auto Services Holdings, Ltd.	666,000	64,986
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,300	60,805
*	China Zhongwang Holdings, Ltd.	878,400	209,072
	Chinasoft International, Ltd.	836,000	1,011,780
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	29,500	44,217
	Chongqing Brewery Co., Ltd., Class A	1,500	31,120
*	Chongqing Changan Automobile Co., Ltd., Class A	40,800	108,426
	Chongqing Department Store Co., Ltd., Class A	9,400	39,629
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	8,100	21,620
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,200	70,605
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	44,076
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,181,000	507,880
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,300	18,284
	Chow Tai Seng Jewellery Co., Ltd., Class A	11,300	54,589
	CIFI Holdings Group Co., Ltd.	1,519,085	1,245,194
	CIMC Enric Holdings, Ltd.	142,000	87,367
	Cinda Real Estate Co., Ltd., Class A	62,200	36,107
	Cisen Pharmaceutical Co., Ltd., Class A	8,300	16,022
*	CITIC Dameng Holdings, Ltd.	361,000	19,769
*	CITIC Guoan Information Industry Co., Ltd., Class A	78,300	25,965
*	CITIC Resources Holdings, Ltd.	1,040,000	39,512
	CITIC Securities Co., Ltd., Class H	152,000	332,780
	CITIC Telecom International Holdings, Ltd.	910,000	286,981
	CITIC, Ltd.	1,394,000	1,085,190
*	Citychamp Watch & Jewellery Group, Ltd.	438,000	86,996
*	CMST Development Co., Ltd., Class A	56,600	38,802
	CNHTC Jinan Truck Co., Ltd., Class A	11,600	71,347
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,400	31,326
	CNOOC, Ltd.	2,281,000	2,231,577
	COFCO Biotechnology Co., Ltd., Class A	50,300	84,630
#	COFCO Joycome Foods, Ltd.	318,000	114,976
*	Cogobuy Group	246,000	53,122
#	Colour Life Services Group Co., Ltd.	227,247	98,436
#	Comba Telecom Systems Holdings, Ltd.	408,000	120,863
	Concord New Energy Group, Ltd.	2,600,000	174,183
	Consun Pharmaceutical Group, Ltd.	296,000	121,382
	Contemporary Amperex Technology Co., Ltd., Class A	4,064	219,943
*	Coolpad Group, Ltd.	863,600	31,560
	COSCO SHIPPING Development Co., Ltd., Class H	1,300,000	205,680
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	441,752	176,648
*	COSCO SHIPPING Holdings Co., Ltd., Class H	928,000	939,296
*	Cosmo Lady China Holdings Co., Ltd.	295,000	53,768
	Country Garden Holdings Co., Ltd.	2,639,875	3,170,876
	Country Garden Services Holdings Co., Ltd.	315,550	2,564,675
	CP Pokphand Co., Ltd.	4,042,000	416,193
	CPMC Holdings, Ltd.	247,000	124,434

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CQ Pharmaceutical Holding Co., Ltd., Class A	25,500	$19,467
	CSC Financial Co., Ltd., Class H	84,500	123,477
	CSG Holding Co., Ltd., Class A	44,200	44,938
	CSPC Pharmaceutical Group, Ltd.	2,678,080	2,722,530
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	70,594
	CSSC Science & Technology Co., Ltd., Class A	10,800	19,137
#*	CT Environmental Group, Ltd.	1,368,000	11,257
	CTS International Logistics Corp., Ltd., Class A	23,000	39,831
	D&O Home Collection Co., Ltd., Class A	7,100	21,507
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	8,300	45,607
*	Da Ming International Holdings, Ltd.	8,000	2,068
	DaFa Properties Group, Ltd.	13,000	11,867
	Dali Foods Group Co., Ltd.	855,500	515,257
	Dalian Bio-Chem Co., Ltd., Class A	4,000	8,717
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	32,100	16,847
	Daqin Railway Co., Ltd., Class A	123,500	121,604
	Dare Power Dekor Home Co., Ltd., Class A	14,700	28,431
	Dashang Co., Ltd., Class A	5,309	14,849
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	3,900	59,738
	Datang International Power Generation Co., Ltd., Class H	506,000	67,151
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	69,563
	Dazhong Transportation Group Co., Ltd., Class A	33,500	17,655
	Dazzle Fashion Co., Ltd., Class A	6,800	17,772
	DBG Technology Co., Ltd., Class A	13,300	25,558
	DHC Software Co., Ltd., Class A	34,500	39,497
	Dian Diagnostics Group Co., Ltd., Class A	7,100	45,791
#*	Differ Group Holding Co., Ltd.	772,000	73,608
	Digital China Group Co., Ltd., Class A	15,900	43,427
	Digital China Information Service Co., Ltd., Class A	16,600	35,186
	Do-Fluoride Chemicals Co., Ltd., Class A	11,400	42,383
	Dong-E-E-Jiao Co Ltd, Class A	9,500	47,971
	Dongfang Electronics Co., Ltd., Class A	16,619	10,901
	Dongfeng Motor Group Co., Ltd., Class H	1,048,000	1,032,321
	Dongjiang Environmental Co., Ltd., Class H	62,600	39,933
	Dongxing Securities Co., Ltd., Class A	22,142	38,179
	Dongyue Group, Ltd.	960,000	665,222
*	Doushen Beijing Education & Technology, Inc., Class A	7,400	10,620
	Dynagreen Environmental Protection Group Co., Ltd., Class H	54,000	22,191
	East Money Information Co., Ltd., Class A	10,300	55,887
*	Easysight Supply Chain Management Co., Ltd., Class A	21,300	24,190
*	E-Commodities Holdings, Ltd.	828,000	39,408
	EEKA Fashion Holdings, Ltd.	5,500	8,696
	Electric Connector Technology Co., Ltd., Class A	3,400	17,371
	Elion Energy Co., Ltd., Class A	39,100	16,497
	ENN Energy Holdings, Ltd.	118,600	1,829,099
	ENN Natural Gas Co., Ltd., Class A	29,800	71,025
	Eoptolink Technology, Inc., Ltd., Class A	2,200	18,510
#	Essex Bio-technology, Ltd.	140,000	70,095
	Eternal Asia Supply Chain Management, Ltd., Class A	44,100	27,164
	EVA Precision Industrial Holdings, Ltd.	396,000	34,257
	Eve Energy Co., Ltd., Class A	3,290	53,975
	Everbright Jiabao Co., Ltd., Class A	36,000	17,160
	Everbright Securities Co., Ltd., Class H	69,000	60,873
*	Fangda Carbon New Material Co., Ltd., Class A	83,900	97,904
*	Fangda Special Steel Technology Co., Ltd., Class A	54,700	53,662
#	Fantasia Holdings Group Co., Ltd.	810,000	118,404
	Far East Horizon, Ltd.	1,241,000	1,279,516
*	FAW Jiefang Group Co., Ltd.	13,900	23,357
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	11,100	34,292

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Financial Street Holdings Co., Ltd., Class A	56,100	$52,369
	First Capital Securities Co., Ltd., Class A	13,400	16,665
#	Flat Glass Group Co., Ltd., Class H	44,000	180,543
	Focus Media Information Technology Co., Ltd., Class A	21,200	35,529
*	Focused Photonics Hangzhou, Inc., Class A	8,945	18,453
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,200	66,921
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,300	16,740
	Fosun International, Ltd.	678,392	1,029,765
*	Founder Securities Co., Ltd., Class A	103,100	154,404
	Fu Shou Yuan International Group, Ltd.	309,000	293,969
	Fuan Pharmaceutical Group Co., Ltd., Class A	21,600	13,925
	Fufeng Group, Ltd.	903,600	352,002
	Fujian Longking Co., Ltd., Class A	28,300	37,650
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	5,400	12,858
	Fujian Star-net Communication Co., Ltd., Class A	10,400	34,116
	Fujian Sunner Development Co., Ltd., Class A	29,600	130,895
*	Fullshare Holdings, Ltd.	3,450,000	66,290
	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	1,860,737
	Gansu Qilianshan Cement Group Co., Ltd., Class A	14,500	28,062
	Gansu Shangfeng Cement Co., Ltd., Class A	15,700	41,987
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,000	53,033
#*	GCL New Energy Holdings, Ltd.	2,012,000	96,912
*	GCL System Integration Technology Co., Ltd., Class A	38,100	23,798
*	GCL-Poly Energy Holdings, Ltd.	6,857,000	2,109,038
	GD Power Development Co., Ltd., Class A	73,200	23,762
*	GDS Holdings, Ltd., ADR	1,566	162,175
	Geely Automobile Holdings, Ltd.	2,005,000	7,267,701
	GEM Co., Ltd., Class A	86,200	106,239
	Gemdale Corp., Class A	59,304	99,085
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	381,339
	Genertec Universal Medical Group Co., Ltd.	474,000	361,426
	Genimous Technology Co., Ltd., Class A	37,100	28,966
	Getein Biotech, Inc., Class A	3,600	16,833
	GF Securities Co., Ltd., Class H	327,600	477,385
	Giant Network Group Co., Ltd., Class A	7,800	20,814
	Gigadevice Semiconductor Beijing, Inc., Class A	800	22,410
*	Global Top E-Commerce Co., Ltd., Class A	41,100	26,599
*	Glorious Property Holdings, Ltd.	1,665,000	54,727
	GoerTek, Inc., Class A	35,600	181,544
	Goldcard Smart Group Co., Ltd.	6,400	10,753
#	Golden Eagle Retail Group, Ltd.	273,000	246,718
	GoldenHome Living Co., Ltd., Class A	2,500	21,000
*	Goldenmax International Technology, Ltd., Class A	9,700	11,440
	Goldlion Holdings, Ltd.	162,000	32,955
#*	GOME Retail Holdings, Ltd.	3,285,060	527,833
*	Gosuncn Technology Group Co., Ltd., Class A	27,521	13,735
*	Gotion High-tech Co., Ltd., Class A	17,400	98,167
*	Grand Baoxin Auto Group, Ltd.	439,881	46,433
	Grandjoy Holdings Group Co., Ltd., Class A	86,800	53,990
	Great Wall Motor Co., Ltd., Class H	605,500	1,887,763
	Greattown Holdings, Ltd., Class A	62,300	35,549
	Greatview Aseptic Packaging Co., Ltd.	543,000	297,218
	Gree Electric Appliances, Inc., Class A	30,870	267,858
*	Gree Real Estate Co., Ltd., Class A	25,000	22,492
	Greenland Holdings Corp., Ltd., Class A	79,800	66,319
	Greenland Hong Kong Holdings, Ltd.	589,000	173,276
	Greentown China Holdings, Ltd.	499,500	652,507
	Greentown Service Group Co., Ltd.	562,000	632,044
	GRG Banking Equipment Co., Ltd., Class A	15,800	21,951

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	GSX Techedu, Inc., ADR	3,286	$345,063
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	31,000	17,745
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	13,100	13,500
	Guangdong Haid Group Co., Ltd., Class A	15,000	152,500
*	Guangdong HEC Technology Holding Co., Ltd., Class A	76,200	54,629
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,500	20,934
	Guangdong Investment, Ltd.	386,000	676,066
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	20,600	18,066
*	Guangdong Shirongzhaoye Co., Ltd., Class A	20,900	18,506
	Guangdong Tapai Group Co., Ltd., Class A	29,000	50,960
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	10,400	79,208
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	12,556
*	Guanghui Energy Co., Ltd., Class A	221,730	83,562
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	55,379
	Guangshen Railway Co., Ltd., Class H	442,000	79,666
	Guangxi Liugong Machinery Co., Ltd., Class A	31,800	36,948
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,825	18,243
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	89,833	37,861
	Guangzhou Automobile Group Co., Ltd., Class H	780,000	707,958
	Guangzhou Baiyun International Airport Co., Ltd., Class A	48,400	102,916
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	48,000	120,361
	Guangzhou Haige Communications Group, Inc. Co., Class A	20,858	29,892
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,000	48,293
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	942,168
	Guangzhou Restaurant Group Co., Ltd., Class A	7,300	44,872
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,700	44,178
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	3,900	82,180
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	2,900	42,542
	Guangzhou Wondfo Biotech Co., Ltd., Class A	4,900	65,867
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	27,200	60,622
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	15,500	18,704
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	20,200	15,384
	Guizhou Gas Group Corp., Ltd., Class A	12,800	18,669
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	45,200	47,334
	Guizhou Space Appliance Co., Ltd., Class A	2,700	22,788
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	16,900	21,164
*	Guolian Securities Co., Ltd., Class H	107,500	58,286
	Guomai Technologies, Inc., Class A	17,400	16,838
	Guorui Properties, Ltd.	554,000	54,215
*	Guosheng Financial Holding, Inc., Class A	29,900	44,361
	Guotai Junan Securities Co., Ltd., Class H	51,400	74,541
	Guoyuan Securities Co., Ltd., Class A	84,240	104,866
*	Haichang Ocean Park Holdings, Ltd.	344,000	22,143
	Haier Smart Home Co., Ltd., Class A	54,100	265,595
*	Haier Smart Home Co., Ltd., Class H	657,600	2,722,595
*	Hailiang Education Group, Inc., ADR	1,838	107,799
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	289,682
	Hainan Poly Pharm Co., Ltd., Class A	5,400	36,663
	Hainan Strait Shipping Co., Ltd., Class A	12,400	15,000
	Haisco Pharmaceutical Group Co., Ltd., Class A	8,500	22,691
	Haitian International Holdings, Ltd.	412,000	1,485,422
	Haitong Securities Co., Ltd., Class H	344,800	306,131
*	Hand Enterprise Solutions Co., Ltd., Class A	13,900	14,744
	Hangcha Group Co., Ltd., Class A	8,700	26,274
	Hangjin Technology Co., Ltd., Class A	12,600	40,887
	Hangxiao Steel Structure Co., Ltd., Class A	32,600	18,459
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	76,700	51,356
	Hangzhou Century Co., Ltd., Class A	11,800	13,567
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	73,628

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co., Ltd., Class A	3,565	$21,180
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,600	56,780
	Harbin Bank Co., Ltd., Class H	231,000	30,022
	Harbin Boshi Automation Co., Ltd., Class A	15,300	30,272
*	Harbin Electric Co., Ltd., Class H	354,236	99,298
*	Harmonicare Medical Holdings, Ltd.	74,000	14,603
	HBIS Resources Co., Ltd., Class A	11,500	44,024
#*	HC Group, Inc.	211,500	28,280
	Health and Happiness H&H International Holdings, Ltd.	124,500	606,591
	Hebei Chengde Lolo Co., Class A	18,800	18,441
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	11,830	45,224
	Heilongjiang Agriculture Co., Ltd., Class A	33,900	85,654
	Henan Pinggao Electric Co., Ltd., Class A	33,800	33,344
	Henan Shenhuo Coal & Power Co., Ltd., Class A	56,101	56,571
	Henan Shuanghui Investment & Development Co., Ltd., Class A	28,500	206,843
	Henan Yuguang Gold & Lead Co., Ltd., Class A	29,700	25,876
	Henan Zhongyuan Expressway Co., Ltd., Class A	40,100	19,130
	Hengan International Group Co., Ltd.	305,000	2,181,366
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	20,300	48,548
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	361,447
	Hengtong Optic-electric Co., Ltd., Class A	31,791	60,350
	Hengyi Petrochemical Co., Ltd., Class A	38,600	77,433
*	Hesteel Co., Ltd., Class A	260,600	82,895
	Hexing Electrical Co., Ltd., Class A	6,050	11,934
	Hisense Home Appliances Group Co., Ltd., Class H	125,000	212,778
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,500	45,702
	HKC Holdings, Ltd.	91,739	90,584
	Holitech Technology Co., Ltd., Class A	81,700	45,245
	Hongda Xingye Co., Ltd., Class A	71,300	31,816
	Hongfa Technology Co., Ltd., Class A	6,500	55,451
*	Honghua Group, Ltd.	1,656,000	52,080
	Honworld Group, Ltd.	59,000	19,291
	Hopson Development Holdings, Ltd.	302,000	770,710
*	Hua Hong Semiconductor, Ltd.	85,000	509,041
	Huaan Securities Co., Ltd., Class A	63,400	65,780
#	Huadian Power International Corp., Ltd., Class H	388,000	98,865
	Huadong Medicine Co., Ltd., Class A	40,600	165,215
	Huafa Industrial Co., Ltd. Zhuhai, Class A	43,503	42,767
	Huafon Chemical Co., Ltd., Class A	42,000	95,821
	Huafon Microfibre Shanghai Technology Co., Ltd.	20,600	17,342
	Huafu Fashion Co., Ltd., Class A	25,100	15,805
	Huagong Tech Co., Ltd., Class A	4,900	17,212
	Hualan Biological Engineering, Inc., Class A	6,900	49,000
	Huaneng Power International, Inc., Sponsored ADR	3,000	42,510
	Huaneng Power International, Inc., Class H	516,000	182,522
	Huapont Life Sciences Co., Ltd., Class A	49,600	36,613
	Huatai Securities Co., Ltd., Class H	187,200	297,505
*	Huawen Media Group, Class A	45,400	16,472
	Huaxi Holdings Co., Ltd.	46,000	12,918
	Huaxi Securities Co., Ltd., Class A	43,500	67,883
	Huaxia Bank Co., Ltd., Class A	101,947	96,092
	Huaxin Cement Co., Ltd., Class A	41,805	126,425
	Huayu Automotive Systems Co., Ltd., Class A	41,471	190,659
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	39,476
	Huazhu Group, Ltd., ADR	29,612	1,436,182
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	74,419	45,619
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	20,700	59,368
*	Hubei Kaile Science & Technology Co., Ltd., Class A	27,400	38,218
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	26,900	54,031

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Huifu Payment, Ltd.	34,400	$15,226
	Huishang Bank Corp., Ltd., Class H	186,200	62,601
	Hunan Aihua Group Co., Ltd., Class A	6,600	24,241
	Hunan Gold Corp., Ltd., Class A	35,000	42,123
	Hunan New Wellful Co., Ltd., Class A	18,400	22,136
	Hunan Valin Steel Co., Ltd., Class A	162,000	126,160
	Hundsun Technologies, Inc., Class A	1,590	23,811
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	39,600	54,363
*	Hytera Communications Corp., Ltd., Class A	36,705	33,349
*	HyUnion Holding Co., Ltd., Class A	15,400	12,733
	Iflytek Co., Ltd., Class A	8,500	61,214
	IKD Co., Ltd., Class A	5,000	11,129
	IMAX China Holding, Inc.	106,100	173,422
	Industrial & Commercial Bank of China, Ltd., Class H	9,774,460	6,234,833
	Industrial Bank Co., Ltd., Class A	163,800	584,346
	Industrial Securities Co., Ltd., Class A	86,900	110,565
	Infore Environment Technology Group Co., Ltd., Class A	40,700	50,796
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	371,200	65,896
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,400	26,468
	Inner Mongolia First Machinery Group Co., Ltd., Class A	24,200	39,889
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	65,400	59,339
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	43,300	295,478
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	14,230
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	88,900	29,248
	Inspur Electronic Information Industry Co., Ltd., Class A	7,800	31,163
*	Inspur International, Ltd.	122,000	30,614
	Jack Sewing Machine Co., Ltd., Class A	5,600	26,749
	Jafron Biomedical Co., Ltd., Class A	4,200	51,066
	Jason Furniture Hangzhou Co., Ltd., Class A	2,000	22,703
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	14,100	19,072
*	JD.com, Inc., ADR	23,730	2,104,614
	Jiajiayue Group Co., Ltd., Class A	13,500	42,398
	Jiangling Motors Corp., Ltd., Class A	9,800	27,258
	Jiangnan Group, Ltd.	1,143,000	53,009
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	54,400	19,798
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,000	68,622
	Jiangsu Eastern Shenghong Co., Ltd., Class A	58,000	121,499
	Jiangsu Expressway Co., Ltd., Class H	198,000	229,612
	Jiangsu Guotai International Group Co., Ltd., Class A	23,700	22,125
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	3,600	65,090
	Jiangsu Hengrui Medicine Co., Ltd., Class A	16,132	258,155
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	11,300	41,721
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	34,300	21,741
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	19,700	26,915
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,600	82,687
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	17,700	18,774
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	13,900	29,616
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	21,600	38,812
	Jiangsu Shagang Co., Ltd., Class A	25,300	38,046
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	17,677	556,549
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	150,818
	Jiangsu Yoke Technology Co., Ltd., Class A	2,100	19,866
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	20,100	86,373
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	43,200	37,462
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	29,400	35,099
	Jiangsu Zhongtian Technology Co., Ltd., Class A	66,200	107,127
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	95,100	57,045
	Jiangxi Bank Co., Ltd., Class H	24,500	10,082

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Copper Co., Ltd., Class H	450,000	$739,275
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	6,038	20,842
	Jiangxi Wannianqing Cement Co., Ltd., Class A	8,100	14,972
	Jiangxi Zhengbang Technology Co., Ltd., Class A	44,700	119,587
	Jiangzhong Pharmaceutical Co., Ltd., Class A	12,000	18,734
	Jiayuan International Group, Ltd.	516,406	200,365
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	25,200	59,962
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	21,000	8,068
	Jinchuan Group International Resources Co., Ltd.	737,000	103,683
	Jinduicheng Molybdenum Co., Ltd., Class A	63,200	54,020
	Jingrui Holdings, Ltd.	257,000	85,142
	Jinke Properties Group Co., Ltd., Class A	28,700	30,788
*	JinkoSolar Holding Co., Ltd., ADR	12,641	783,616
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	57,700	41,750
	Jinneng Science&Technology Co., Ltd., Class A	23,200	69,943
	Jinyu Bio-Technology Co., Ltd., Class A	5,400	18,982
	Jinyuan EP Co., Ltd., Class A	9,500	10,278
	JiuGui Liquor Co., Ltd., Class A	1,700	46,441
	Jiuzhitang Co., Ltd., Class A	15,400	18,299
	Jizhong Energy Resources Co., Ltd., Class A	98,600	49,152
	JL Mag Rare-Earth Co., Ltd., Class A	3,800	21,645
	JNBY Design, Ltd.	173,000	200,261
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,500	78,565
	Joinn Laboratories China Co., Ltd., Class A	1,600	35,948
*	Jointown Pharmaceutical Group Co., Ltd., Class A	38,800	113,335
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	2,100	21,782
	Joy City Property, Ltd.	1,920,000	117,027
	Joyoung Co., Ltd., Class A	10,500	45,703
	JSTI Group, Class A	16,200	13,833
	Ju Teng International Holdings, Ltd.	460,000	130,111
	Juewei Food Co., Ltd., Class A	5,200	72,455
	Juneyao Airlines Co., Ltd., Class A	8,100	13,559
	K Wah International Holdings, Ltd.	583,931	275,146
	Kaisa Group Holdings, Ltd.	1,407,000	647,918
#	Kaisa Prosperity Holdings, Ltd.	16,750	42,550
*	Kangda International Environmental Co., Ltd.	285,000	24,251
#*	Kasen International Holdings, Ltd.	194,000	25,684
	Kinetic Mines and Energy, Ltd.	812,000	42,947
	Kingboard Holdings, Ltd.	265,500	1,081,922
	Kingboard Laminates Holdings, Ltd.	735,000	1,180,415
	KingClean Electric Co., Ltd., Class A	2,200	9,701
	Kingdee International Software Group Co., Ltd.	124,000	496,715
	Kingsoft Corp., Ltd.	164,000	1,264,207
	Konka Group Co., Ltd., Class A	30,600	30,507
	KPC Pharmaceuticals, Inc., Class A	14,300	18,514
	Kunlun Energy Co., Ltd.	2,228,000	1,898,842
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,600	25,884
	Kweichow Moutai Co., Ltd., Class A	5,808	1,898,126
	KWG Group Holdings, Ltd.	718,400	951,844
*	KWG Living Group Holdings, Ltd.	359,200	378,508
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	23,100	22,039
	Lao Feng Xiang Co., Ltd., Class A	2,100	14,801
	Laobaixing Pharmacy Chain JSC, Class A	5,320	59,386
	Lee & Man Chemical Co., Ltd.	66,300	27,276
	Lee & Man Paper Manufacturing, Ltd.	641,600	562,592
	Lee's Pharmaceutical Holdings, Ltd.	122,000	76,616
#	Legend Holdings Corp., Class H	165,200	261,799
	Lenovo Group, Ltd.	3,976,000	4,627,836
	Lens Technology Co., Ltd., Class A	42,300	217,253

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leo Group Co., Ltd., Class A	92,500	$44,939
	Lepu Medical Technology Beijing Co., Ltd., Class A	21,280	88,427
*	LexinFintech Holdings, Ltd., ADR	19,782	153,706
	Leyard Optoelectronic Co., Ltd., Class A	55,800	54,254
	Li Ning Co., Ltd.	320,500	1,996,652
	LianChuang Electronic Technology Co., Ltd., Class A	12,500	19,249
	Liaoning Cheng Da Co., Ltd., Class A	10,400	36,048
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	18,100	32,730
*	Lier Chemical Co., Ltd., Class A	9,800	38,154
*	Lifestyle China Group, Ltd.	229,500	35,713
*	Lifetech Scientific Corp.	708,000	448,465
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	23,900	10,325
	Lingyi iTech Guangdong Co., Class A	36,700	58,198
	Liuzhou Iron & Steel Co., Ltd., Class A	30,200	25,939
	Livzon Pharmaceutical Group, Inc., Class H	49,256	181,920
	Logan Group Co., Ltd.	740,000	1,104,516
	Lomon Billions Group Co., Ltd., Class A	32,200	197,625
	Loncin Motor Co., Ltd., Class A	31,100	14,538
	Long Yuan Construction Group Co., Ltd., Class A	39,400	30,925
	Longfor Group Holdings, Ltd.	547,500	3,083,229
	LONGi Green Energy Technology Co., Ltd., Class A	14,900	246,585
	Longshine Technology Group Co., Ltd., Class A	4,500	9,257
	Lonking Holdings, Ltd.	1,256,000	416,814
	Luenmei Quantum Co., Ltd., Class A	26,410	39,516
	Luoniushan Co., Ltd., Class A	13,500	17,053
*	Luoyang Glass Co., Ltd., Class H	32,000	33,583
	Luxi Chemical Group Co., Ltd., Class A	30,000	55,024
	Luxshare Precision Industry Co., Ltd., Class A	32,539	265,340
#	Luye Pharma Group, Ltd.	696,000	348,305
	Luzhou Laojiao Co., Ltd., Class A	10,200	405,758
	LVGEM China Real Estate Investment Co., Ltd.	162,000	46,080
	Maanshan Iron & Steel Co., Ltd., Class H	178,000	49,277
	Maccura Biotechnology Co., Ltd., Class A	9,900	69,300
	Mango Excellent Media Co., Ltd., Class A	5,440	68,040
	Maoye International Holdings, Ltd.	445,000	19,473
*	Markor International Home Furnishings Co., Ltd., Class A	24,600	20,833
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	18,658
*	Meitu, Inc.	494,500	95,868
*	Meituan, Class B	17,800	820,747
	Metallurgical Corp. of China, Ltd., Class H	878,000	169,275
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,200	25,296
	Ming Yang Smart Energy Group, Ltd., Class A	28,000	87,174
*	Mingfa Group International Co., Ltd.	589,000	53,937
	Minmetals Land, Ltd.	764,000	86,426
#	Minsheng Education Group Co., Ltd.	70,000	12,613
	Minth Group, Ltd.	344,000	1,570,180
	MLS Co., Ltd., Class A	23,400	57,543
*	MMG, Ltd.	1,680,000	647,336
	Modern Land China Co., Ltd.	444,400	48,637
	Momo, Inc., Sponsored ADR	63,205	965,772
*	Montnets Cloud Technology Group Co., Ltd., Class A	8,100	19,306
	Muyuan Foods Co., Ltd., Class A	18,500	253,919
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,900	11,122
*	Nan Hai Corp., Ltd.	8,450,000	47,942
	NanJi E-Commerce Co., Ltd., Class A	15,900	24,005
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	10,800	53,354
	Nanjing Securities Co., Ltd., Class A	20,600	33,666
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	31,052	45,239
	NARI Technology Co., Ltd., Class A	53,900	244,660

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nature Home Holding Co., Ltd.	228,000	$28,524
	NavInfo Co., Ltd., Class A	22,100	51,112
	NetDragon Websoft Holdings, Ltd.	86,500	204,296
	NetEase, Inc., ADR	52,369	6,021,911
	New China Life Insurance Co., Ltd., Class H	245,600	913,013
	New Hope Liuhe Co., Ltd., Class A	35,500	115,817
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	4,028	674,690
*	New World Department Store China, Ltd.	223,000	31,279
	Newland Digital Technology Co., Ltd., Class A	16,900	33,849
	Nexteer Automotive Group, Ltd.	365,000	585,271
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,991,876
	Ninestar Corp., Class A	14,300	59,338
	Ningbo Huaxiang Electronic Co., Ltd., Class A	16,300	38,408
	Ningbo Joyson Electronic Corp., Class A	28,900	118,457
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,400	50,249
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	31,200	29,433
	Ningbo Yunsheng Co., Ltd., Class A	22,800	23,675
	Ningbo Zhoushan Port Co., Ltd., Class A	85,200	50,338
	Ningxia Jiaze New Energy Co., Ltd., Class A	45,200	28,090
*	NIO, Inc., ADR	2,906	165,642
*	Noah Holdings, Ltd., Sponsored ADR	6,747	321,157
	Norinco International Cooperation, Ltd., Class A	18,800	19,796
	North Huajin Chemical Industries Co., Ltd., Class A	29,400	24,520
*	Northeast Pharmaceutical Group Co., Ltd., Class A	11,263	8,442
	Northeast Securities Co., Ltd., Class A	67,104	91,742
	NSFOCUS Technologies Group Co., Ltd., Class A	8,800	18,428
	Oceanwide Holdings Co., Ltd., Class A	110,100	49,806
	Offcn Education Technology Co., Ltd., Class A	4,000	24,472
	Offshore Oil Engineering Co., Ltd., Class A	129,514	84,469
	OFILM Group Co., Ltd., Class A	39,700	62,854
	Oppein Home Group, Inc., Class A	2,200	50,813
	Opple Lighting Co., Ltd., Class A	6,500	30,910
	ORG Technology Co., Ltd., Class A	34,700	23,255
*	Orient Group, Inc., Class A	91,900	44,582
	Orient Securities Co., Ltd., Class H	179,600	126,380
	Oriental Pearl Group Co., Ltd., Class A	59,300	79,855
*	Ourpalm Co., Ltd., Class A	17,400	14,910
	Ovctek China, Inc., Class A	2,200	37,437
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	31,419
	Pacific Online, Ltd.	210,000	34,559
*	Pacific Securities Co., Ltd. (The), Class A	68,600	34,596
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	207,300	62,372
	PCI-Suntek Technology Co., Ltd., Class A	29,900	32,094
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	52,600	18,471
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	331,341
	Perfect World Co., Ltd., Class A	6,200	26,097
	PetroChina Co., Ltd., ADR	6,046	183,919
	PetroChina Co., Ltd., Class H	3,134,000	945,151
	PharmaBlock Sciences Nanjing, Inc., Class A	1,300	33,632
	PICC Property & Casualty Co., Ltd., Class H	1,959,753	1,423,580
	Ping An Bank Co., Ltd., Class A	152,025	542,066
*	Ping An Healthcare and Technology Co., Ltd.	13,000	160,844
	Ping An Insurance Group Co. of China, Ltd., Class H	958,500	11,289,002
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	59,800	45,177
*	Polaris Bay Group Co., Ltd., Class A	32,500	54,035
	Poly Developments and Holdings Group Co., Ltd., Class A	41,400	88,187
	Poly Property Group Co., Ltd.	1,141,000	328,034
	Postal Savings Bank of China Co., Ltd., Class H	1,114,000	794,786
*	Pou Sheng International Holdings, Ltd.	1,044,000	221,667

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Power Construction Corp. of China, Ltd., Class A	141,600	$82,616
	Powerlong Real Estate Holdings, Ltd.	728,000	474,837
	Proya Cosmetics Co., Ltd., Class A	1,100	31,574
	Q Technology Group Co., Ltd.	148,000	299,677
	Qianhe Condiment and Food Co., Ltd., Class A	3,600	25,574
	Qingdao East Steel Tower Stock Co., Ltd., Class A	14,900	18,454
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	7,300	16,627
	Qingdao Gon Technology Co., Ltd., Class A	6,000	27,048
	Qingdao Hanhe Cable Co., Ltd., Class A	48,000	26,791
#	Qingdao Port International Co., Ltd., Class H	269,000	155,495
	Qingdao TGOOD Electric Co., Ltd., Class A	15,600	87,429
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,614
*	Qunxing Paper Holdings Co., Ltd.	147,174	0
	Rainbow Digital Commercial Co., Ltd., Class A	21,700	24,405
	Raisecom Technology Co., Ltd., Class A	7,400	9,610
	Rastar Group, Class A	32,800	16,644
*	Realcan Pharmaceutical Group Co., Ltd., Class A	25,100	18,029
	Red Star Macalline Group Corp., Ltd., Class H	167,939	112,476
#	Redco Properties Group, Ltd.	606,000	203,834
	Renhe Pharmacy Co., Ltd., Class A	22,300	19,294
*	REXLot Holdings, Ltd.	5,031,399	2,531
	Rianlon Corp., Class A	4,600	24,283
	RiseSun Real Estate Development Co., Ltd., Class A	134,500	130,388
	Road King Infrastructure, Ltd.	96,000	119,078
	Rongan Property Co., Ltd., Class A	47,000	19,489
	Rongsheng Petro Chemical Co., Ltd., Class A	14,600	77,055
	Ronshine China Holdings, Ltd.	221,500	146,558
*	Roshow Technology Co., Ltd., Class A	16,500	19,847
	Runjian Co., Ltd., Class A	5,156	17,365
	SAIC Motor Corp, Ltd., Class A	32,100	108,594
	Sailun Group Co., Ltd., Class A	61,800	83,921
	Sanan Optoelectronics Co., Ltd., Class A	11,000	50,089
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	24,900	13,200
	Sansteel Minguang Co., Ltd. Fujian, Class A	62,500	61,161
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	350,234
	Sany Heavy Industry Co., Ltd., Class A	125,900	784,849
*	Saurer Intelligent Technology Co., Ltd., Class A	47,700	21,360
	SDIC Power Holdings Co., Ltd., Class A	14,600	19,605
	Sealand Securities Co., Ltd., Class A	126,800	101,081
	Seazen Group, Ltd.	1,404,000	1,285,731
	Seazen Holdings Co., Ltd. , Class A	51,756	337,514
	S-Enjoy Service Group Co., Ltd.	48,000	124,081
	SF Holding Co., Ltd., Class A	14,512	221,596
	SGIS Songshan Co., Ltd., Class A	66,500	40,783
	Shaanxi Coal Industry Co., Ltd., Class A	199,200	311,702
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	77,600	57,354
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	28,747	98,571
	Shandong Chenming Paper Holdings, Ltd., Class H	148,750	87,045
	Shandong Denghai Seeds Co., Ltd., Class A	9,600	27,436
	Shandong Gold Mining Co., Ltd., Class H	151,250	316,260
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	13,400	70,915
	Shandong Hi-speed Co., Ltd., Class A	12,400	10,595
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	48,400	291,432
	Shandong Humon Smelting Co., Ltd., Class A	5,600	11,042
	Shandong Linglong Tyre Co., Ltd., Class A	13,100	86,776
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,200	25,280
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	4,000	8,232
	Shandong Nanshan Aluminum Co., Ltd., Class A	196,712	101,085
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,300	22,278

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Publishing & Media Co., Ltd., Class A	23,000	$20,079
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,900	28,866
	Shandong Sun Paper Industry JSC, Ltd., Class A	43,300	105,650
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	744,000	1,389,470
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	57,051
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	27,300	42,961
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	153,700	41,261
	Shanghai AJ Group Co., Ltd., Class A	27,300	28,831
	Shanghai AtHub Co., Ltd., Class A	1,800	14,278
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	2,700	49,684
	Shanghai Baosight Software Co., Ltd., Class A	6,400	65,779
	Shanghai Belling Co., Ltd., Class A	12,700	27,270
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	5,000	20,088
	Shanghai East China Computer Co., Ltd., Class A	9,700	36,931
*	Shanghai Electric Group Co., Ltd., Class H	674,000	246,085
	Shanghai Electric Power Co., Ltd., Class A	30,500	32,001
	Shanghai Environment Group Co., Ltd., Class A	27,700	46,780
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	84,500	379,597
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	72,816
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	1,200	9,682
	Shanghai Industrial Development Co., Ltd., Class A	39,800	27,870
	Shanghai Industrial Holdings, Ltd.	271,000	371,334
	Shanghai Industrial Urban Development Group, Ltd.	941,200	89,612
	Shanghai International Airport Co Ltd, Class A	2,000	24,396
	Shanghai International Port Group Co., Ltd., Class A	33,100	22,571
	Shanghai Jahwa United Co., Ltd., Class A	9,210	56,347
	Shanghai Jin Jiang Capital Co., Ltd., Class H	684,000	113,596
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	5,500	9,684
	Shanghai Kinetic Medical Co., Ltd., Class A	10,100	19,528
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	14,350	23,217
	Shanghai M&G Stationery Inc, Class A	3,322	48,299
	Shanghai Maling Aquarius Co., Ltd., Class A	12,800	17,684
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,500	56,775
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	230,800	398,936
*	Shanghai Phichem Material Co., Ltd., Class A	6,800	15,479
	Shanghai Pudong Development Bank Co., Ltd., Class A	212,600	327,114
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	1,400	21,417
	Shanghai RAAS Blood Products Co., Ltd., Class A	57,580	64,310
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	9,125
	Shanghai Shimao Co., Ltd., Class A	71,300	48,359
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	28,300	37,153
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,800	20,569
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	15,100	17,460
	Shanghai Tunnel Engineering Co., Ltd., Class A	85,788	68,628
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	21,500	44,715
*	Shanghai Wanye Enterprises Co., Ltd., Class A	13,500	30,388
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	55,600	89,834
*	Shanghai Zendai Property, Ltd.	2,745,000	34,421
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,700	52,439
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,200	23,111
	Shanxi Blue Flame Holding Co., Ltd., Class A	17,500	15,592
	Shanxi Coking Co., Ltd., Class A	30,400	29,442
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	101,740	75,693
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	110,500	93,128
*	Shanxi Meijin Energy Co., Ltd., Class A	77,900	85,195
	Shanxi Securities Co., Ltd., Class A	63,720	76,645
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	121,600	66,821
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,736	215,934
*	Shanying International Holding Co., Ltd., Class A	114,100	53,358

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shede Spirits Co., Ltd., Class A	3,400	$38,036
	Shenergy Co., Ltd., Class A	54,450	43,014
	Shengda Resources Co., Ltd., Class A	14,800	30,484
*	Shenghe Resources Holding Co., Ltd., Class A	19,400	48,207
*	Shengjing Bank Co., Ltd., Class H	144,500	132,910
	Shengyi Technology Co., Ltd., Class A	19,500	76,583
	Shennan Circuits Co., Ltd., Class A	3,500	57,786
	Shenwan Hongyuan Group Co., Ltd., Class H	279,200	75,730
	Shenzhen Agricultural Products Group Co., Ltd., Class A	19,000	16,532
	Shenzhen Airport Co., Ltd., Class A	38,800	46,896
	Shenzhen Aisidi Co., Ltd., Class A	30,800	50,126
	Shenzhen Anche Technologies Co., Ltd., Class A	1,100	6,166
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	32,300	15,213
	Shenzhen Capchem Technology Co., Ltd., Class A	4,085	52,177
	Shenzhen Center Power Tech Co., Ltd., Class A	4,400	13,443
	Shenzhen Comix Group Co., Ltd., Class A	6,000	11,034
	Shenzhen Das Intellitech Co., Ltd., Class A	34,400	17,844
	Shenzhen Desay Battery Technology Co., Class A	4,200	43,932
	Shenzhen Energy Group Co., Ltd., Class A	28,140	27,165
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	12,140	48,700
	Shenzhen Expressway Co., Ltd., Class H	210,000	192,865
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	24,200	34,058
	Shenzhen Gas Corp., Ltd., Class A	33,100	32,128
	Shenzhen Gongjin Electronics Co., Ltd., Class A	22,293	30,328
	Shenzhen Goodix Technology Co., Ltd., Class A	3,400	73,050
	Shenzhen Grandland Group Co., Ltd., Class A	52,550	21,900
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	8,800	26,804
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	19,200	55,119
	Shenzhen Heungkong Holding Co., Ltd., Class A	45,000	12,215
	Shenzhen International Holdings, Ltd.	670,281	1,104,171
	Shenzhen Investment, Ltd.	1,439,142	475,338
	Shenzhen Jinjia Group Co., Ltd., Class A	34,800	52,218
	Shenzhen Kaifa Technology Co., Ltd., Class A	13,600	43,304
	Shenzhen Kinwong Electronic Co., Ltd., Class A	11,500	46,734
	Shenzhen Megmeet Electrical Co., Ltd., Class A	7,300	39,548
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	900	62,257
*	Shenzhen MTC Co., Ltd., Class A	44,300	45,557
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	90,900	49,141
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	97,400	98,996
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	19,800	106,943
	Shenzhen SC New Energy Technology Corp., Class A	1,900	38,995
	Shenzhen SDG Information Co., Ltd., Class A	10,300	11,868
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,300	16,799
	Shenzhen Sunline Tech Co., Ltd., Class A	9,600	23,991
	Shenzhen Sunlord Electronics Co., Ltd., Class A	15,100	71,305
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	18,600	35,627
	Shenzhen Sunway Communication Co., Ltd., Class A	8,900	43,965
	Shenzhen Tagen Group Co., Ltd., Class A	47,900	40,665
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	65,000	29,062
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	27,600	26,304
	Shenzhen World Union Group, Inc., Class A	11,100	6,967
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,000	12,529
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	12,700	64,425
	Shenzhen Zhenye Group Co., Ltd., Class A	16,200	12,155
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,600	68,361
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	44,600	36,418
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	23,800	90,303
	Shimao Group Holdings, Ltd.	501,000	1,448,563
	Shinva Medical Instrument Co., Ltd., Class A	8,600	17,176

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shougang Fushan Resources Group, Ltd.	727,839	$171,660
*	Shouhang High-Tech Energy Co., Ltd., Class A	52,800	13,856
	Shui On Land, Ltd.	1,429,656	211,597
*	Siasun Robot & Automation Co., Ltd., Class A	18,200	33,394
	Sichuan Expressway Co., Ltd., Class H	266,000	60,590
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	187,700	38,240
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	30,800	90,597
	Sichuan Languang Development Co., Ltd., Class A	79,200	51,541
	Sichuan Shuangma Cement Co., Ltd., Class A	10,100	20,610
	Sichuan Swellfun Co., Ltd., Class A	3,100	43,040
	Sichuan Yahua Industrial Group Co., Ltd., Class A	14,700	49,750
	Sieyuan Electric Co., Ltd., Class A	14,800	47,651
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	393,484
*	SINA Corp.	19,753	826,070
	Sino Biopharmaceutical, Ltd.	3,093,745	2,872,108
	Sino Wealth Electronic, Ltd., Class A	4,400	25,656
	Sinocare, Inc., Class A	4,345	28,149
	Sinochem International Corp., Class A	76,900	57,167
	Sinofert Holdings, Ltd.	1,054,000	125,903
	Sinolink Securities Co., Ltd., Class A	20,000	43,834
	Sinoma International Engineering Co., Class A	32,700	43,596
	Sinoma Science & Technology Co., Ltd., Class A	29,300	114,037
	Sinomach Automobile Co., Ltd., Class A	25,200	18,347
	Sino-Ocean Group Holding, Ltd.	1,358,332	273,775
	Sinopec Engineering Group Co., Ltd., Class H	594,000	274,018
	Sinopec Kantons Holdings, Ltd.	422,000	147,177
*	Sinopec Oilfield Service Corp., Class H	700,000	53,999
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,266,000	279,821
	Sinopharm Group Co., Ltd., Class H	534,400	1,309,628
	Sino-Platinum Metals Co., Ltd., Class A	6,400	21,269
*	Sinosoft Technology Group, Ltd.	416,000	78,310
	Sinotrans, Ltd., Class H	830,000	278,648
	Sinotruk Hong Kong, Ltd.	434,500	1,353,751
	SITC International Holdings Co., Ltd.	694,000	1,590,922
	Skshu Paint Co., Ltd., Class A	1,000	22,907
	Skyfame Realty Holdings, Ltd.	1,856,000	227,168
	Skyworth Digital Co., Ltd., Class A	12,300	13,620
*	Skyworth Group, Ltd.	384,324	112,085
*	SOHO China, Ltd.	1,213,500	363,037
	Songcheng Performance Development Co., Ltd., Class A	7,600	19,258
	SooChow Securities Co., Ltd., Class A	28,500	38,448
*	Sou Yu Te Group Co., Ltd., Class A	51,800	16,498
*	Sparkle Roll Group, Ltd.	944,000	28,710
	Spring Airlines Co., Ltd., Class A	5,200	47,331
	SSY Group, Ltd.	1,009,042	530,777
	Suchuang Gas Corp., Ltd.	98,000	26,824
	Sun King Technology Group, Ltd.	144,000	51,405
	Sunac China Holdings, Ltd.	977,000	3,629,914
*	Sunac Services Holdings, Ltd.	27,059	76,082
	Sungrow Power Supply Co., Ltd., Class A	17,900	289,039
	Suning Universal Co., Ltd., Class A	64,800	38,763
	Suning.com Co., Ltd., Class A	38,500	39,310
	Sunny Optical Technology Group Co., Ltd.	139,700	3,649,513
	Sunresin New Materials Co., Ltd., Class A	1,555	9,900
#	Sunshine 100 China Holdings, Ltd.	217,000	34,823
	Sunward Intelligent Equipment Co., Ltd., Class A	15,700	18,590
	Sunwave Communications Co., Ltd., Class A	10,200	8,679
	Sunwoda Electronic Co., Ltd., Class A	5,200	21,680
*	Suzhou Anjie Technology Co., Ltd., Class A	6,400	15,518

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	13,800	$46,328
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	61,600	75,603
	Suzhou Maxwell Technologies Co., Ltd., Class A	900	77,757
	Suzhou TFC Optical Communication Co., Ltd., Class A	3,600	27,245
	Symphony Holdings, Ltd.	450,000	48,767
	Taiji Computer Corp., Ltd., Class A	7,400	27,030
	Tang Palace China Holdings, Ltd.	88,000	9,539
	Tangshan Jidong Cement Co., Ltd., Class A	49,100	102,786
	TangShan Port Group Co., Ltd., Class A	159,400	56,906
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	59,200	107,501
	Tasly Pharmaceutical Group Co., Ltd., Class A	14,000	29,277
	TBEA Co., Ltd., Class A	81,756	160,615
	TCL Electronics Holdings, Ltd.	379,000	324,002
	TCL Technology Group Corp., Class A	25,400	33,577
*	Tech-Bank Food Co., Ltd., Class A	31,500	69,339
	Ten Pao Group Holdings, Ltd.	196,000	57,661
	Tencent Holdings, Ltd.	424,000	37,779,788
	Texhong Textile Group, Ltd.	214,000	226,713
	Tian An China Investment Co., Ltd.	141,000	84,292
	Tian Di Science & Technology Co., Ltd., Class A	98,990	44,313
*	Tian Shan Development Holding, Ltd.	66,000	23,690
	Tiangong International Co., Ltd.	304,000	170,611
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	41,373
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	71,600	45,005
	Tianjin Guangyu Development Co., Ltd., Class A	36,900	31,516
	Tianjin Port Development Holdings, Ltd.	1,134,000	87,606
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	15,600	65,445
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,056	39,949
	Tianma Microelectronics Co., Ltd., Class A	29,800	73,712
#	Tianneng Power International, Ltd.	522,000	1,029,365
*	Tianqi Lithium Corp., Class A	12,700	117,306
	Tianshui Huatian Technology Co., Ltd., Class A	14,700	32,117
	Tianyun International Holdings, Ltd.	70,000	13,802
*	Tibet Summit Resources Co., Ltd., Class A	15,700	26,315
	Tibet Tianlu Co., Ltd., Class A	16,900	16,676
*	Tibet Water Resources, Ltd.	583,000	53,138
	Tingyi Cayman Islands Holding Corp.	826,000	1,641,297
	Titan Wind Energy Suzhou Co., Ltd., Class A	39,100	49,624
	TK Group Holdings, Ltd.	138,000	51,193
	Toly Bread Co., Ltd., Class A	3,400	29,302
	Tomson Group, Ltd.	304,503	86,911
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	149,476
*	Tongcheng-Elong Holdings, Ltd.	133,200	237,410
	Tongda Group Holdings, Ltd.	1,890,000	128,672
*	TongFu Microelectronics Co., Ltd., Class A	16,000	67,568
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	32,600	56,249
	Tongkun Group Co., Ltd., Class A	46,600	166,744
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,400	16,115
	Tongling Nonferrous Metals Group Co., Ltd., Class A	165,100	58,319
	Tongwei Co., Ltd., Class A	37,000	261,764
#	Top Spring International Holdings, Ltd.	107,600	16,173
*	Topchoice Medical Corp., Class A	800	37,564
*	Topsec Technologies Group, Inc., Class A	11,100	35,605
	Towngas China Co., Ltd.	215,752	92,145
	Transfar Zhilian Co., Ltd., Class A	55,400	51,479
	TravelSky Technology, Ltd., Class H	322,471	718,504
*	Trigiant Group, Ltd.	360,000	37,474
*	Trip.com Group, Ltd., ADR	97,388	3,099,860
*	Truly International Holdings, Ltd.	518,000	91,130

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tsaker Chemical Group, Ltd.	17,500	$3,039
	Tsingtao Brewery Co., Ltd., Class H	114,000	1,099,381
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	146,100	48,682
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,840	31,968
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	5,400	100,503
	Unilumin Group Co., Ltd., Class A	13,191	16,419
	Uni-President China Holdings, Ltd.	752,400	909,540
	Unisplendour Corp., Ltd., Class A	24,420	77,507
*	United Energy Group, Ltd.	5,022,000	781,453
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,900	15,051
	Valiant Co., Ltd., Class A	14,600	48,776
	Vats Liquor Chain Store Management JSC, Ltd., Class A	4,500	17,319
	Vatti Corp., Ltd., Class A	13,270	16,153
	Venustech Group, Inc., Class A	4,200	21,452
	Victory Giant Technology Huizhou Co., Ltd., Class A	20,600	67,715
#	Vinda International Holdings, Ltd.	134,000	451,977
*	Vipshop Holdings, Ltd., ADR	153,809	4,217,443
	Visual China Group Co., Ltd., Class A	8,800	18,535
*	Wanda Film Holding Co., Ltd., Class A	7,300	24,158
	Wangfujing Group Co., Ltd., Class A	2,300	11,374
	Wangneng Environment Co., Ltd., Class A	5,900	13,469
	Wangsu Science & Technology Co., Ltd., Class A	18,100	16,751
	Wanhua Chemical Group Co., Ltd., Class A	32,900	567,092
	Want Want China Holdings, Ltd.	1,998,000	1,434,783
	Wanxiang Qianchao Co., Ltd., Class A	51,400	36,862
	Wasion Holdings, Ltd.	250,000	76,204
	Wasu Media Holding Co., Ltd., Class A	38,200	47,478
*	Weibo Corp., Sponsored ADR	9,517	433,785
	Weichai Power Co., Ltd., Class H	961,880	2,836,912
	Weifu High-Technology Group Co., Ltd., Class A	22,000	77,724
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	38,370
	Wens Foodstuffs Group Co., Ltd., Class A	78,200	204,931
	West China Cement, Ltd.	1,542,000	223,987
	Western Securities Co., Ltd., Class A	60,700	92,638
	Westone Information Industry, Inc., Class A	6,700	17,534
	Will Semiconductor Co., Ltd., Class A	900	40,090
	Wisdom Education International Holdings Co., Ltd.	302,000	144,805
	Wison Engineering Services Co., Ltd.	88,000	6,116
	Wolong Electric Group Co., Ltd., Class A	18,700	35,504
*	Wonders Information Co., Ltd., Class A	5,900	17,313
	Wuchan Zhongda Group Co., Ltd., Class A	112,500	74,144
	Wuhan Department Store Group Co., Ltd., Class A	18,300	29,341
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,700	23,588
*	Wuhan P&S Information Technology Co., Ltd., Class A	20,100	10,880
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	12,700	63,366
	Wuhu Token Science Co., Ltd., Class A	29,400	34,104
	Wuliangye Yibin Co., Ltd., Class A	19,903	894,010
	WUS Printed Circuit Kunshan Co., Ltd., Class A	35,600	94,056
*	Wuxi Biologics Cayman, Inc.	25,500	357,049
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	3,100	42,719
	Wuxi Taiji Industry Co., Ltd., Class A	37,600	47,193
	XCMG Construction Machinery Co., Ltd., Class A	99,774	82,551
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	679,650
	Xiamen C & D, Inc., Class A	70,200	83,803
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	8,600	19,211
	Xiamen Faratronic Co., Ltd., Class A	2,900	45,492
	Xiamen International Airport Co., Ltd., Class A	7,200	18,155

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen International Port Co., Ltd., Class H	500,000	$77,782
	Xiamen Intretech, Inc., Class A	5,300	56,454
	Xiamen ITG Group Corp., Ltd., Class A	37,200	35,225
	Xiamen Kingdomway Group Co., Class A	8,200	37,683
	Xiamen Meiya Pico Information Co., Ltd., Class A	11,494	33,369
	Xiamen Tungsten Co., Ltd., Class A	25,200	68,734
	Xiamen Xiangyu Co., Ltd., Class A	58,300	47,072
*	Xian International Medical Investment Co., Ltd., Class A	21,100	38,035
	Xiandai Investment Co., Ltd., Class A	22,700	15,011
*	Xiaomi Corp., Class B	1,104,800	4,126,080
	Xilinmen Furniture Co., Ltd., Class A	11,100	31,377
	Xinfengming Group Co., Ltd., Class A	21,700	60,969
	Xingda International Holdings, Ltd.	521,193	143,093
	Xingfa Aluminium Holdings, Ltd.	48,000	47,851
	Xinhu Zhongbao Co., Ltd., Class A	188,800	87,832
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	270,753	564,004
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	23,500	13,744
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,900	56,089
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	47,800	60,064
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	107,300	59,977
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	17,800	51,991
	Xinyi Solar Holdings, Ltd.	2,164,067	4,734,979
	Xinyu Iron & Steel Co., Ltd., Class A	87,200	54,650
	Xinyuan Real Estate Co., Ltd., ADR	23,488	53,553
	Xtep International Holdings, Ltd.	439,519	196,608
	Xuji Electric Co., Ltd., Class A	27,900	56,157
	Yadea Group Holdings, Ltd.	606,000	1,575,950
	YaGuang Technology Group Co., Ltd., Class A	9,100	13,965
	Yango Group Co., Ltd., Class A	89,900	84,077
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,600	26,472
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	9,623	27,149
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	23,700	156,965
	YanTai Shuangta Food Co., Ltd., Class A	9,300	17,208
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	1,021,857
*	Yashili International Holdings, Ltd.	482,000	44,075
	Yealink Network Technology Corp., Ltd., Class A	4,778	59,045
	Yeebo International Holdings, Ltd.	106,000	24,006
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	123,200	141,717
*	Yida China Holdings, Ltd.	110,000	30,516
	Yifan Pharmaceutical Co., Ltd., Class A	10,500	29,583
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,200	65,852
	Yihai International Holding, Ltd.	182,000	2,989,794
	Yijiahe Technology Co., Ltd., Class A	1,700	21,176
	Yintai Gold Co., Ltd., Class A	45,920	56,228
	Yip's Chemical Holdings, Ltd.	96,000	37,067
*	Yiren Digital, Ltd., Sponsored ADR	8,553	29,593
	Yixintang Pharmaceutical Group Co., Ltd., Class A	11,100	65,981
	Yonghui Superstores Co., Ltd., Class A	90,816	95,707
	Yonyou Network Technology Co., Ltd., Class A	3,000	19,944
	Yotrio Group Co., Ltd., Class A	52,300	28,014
	Youngor Group Co., Ltd., Class A	74,500	81,703
*	Youyuan International Holdings, Ltd.	259,510	1,633
	Youzu Interactive Co., Ltd., Class A	13,072	26,015
	Yuexiu Property Co., Ltd.	3,891,720	760,206
	Yuexiu Transport Infrastructure, Ltd.	172,639	116,061
	Yum China Holdings, Inc.	59,795	3,390,974
	Yunda Holding Co., Ltd., Class A	48,800	127,626
*	Yunnan Aluminium Co., Ltd., Class A	92,300	107,263
	Yunnan Baiyao Group Co Ltd, Class A	5,000	102,634

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yunnan Copper Co., Ltd., Class A	26,900	$53,650
	Yunnan Energy New Material Co., Ltd., Class A	2,200	44,687
*	Yunnan Tin Co., Ltd., Class A	37,773	71,602
	Yuzhou Group Holdings Co., Ltd.	1,301,185	453,181
	ZBOM Home Collection Co., Ltd., Class A	4,100	24,871
#	Zhaojin Mining Industry Co., Ltd., Class H	83,000	89,304
	Zhefu Holding Group Co., Ltd., Class A	28,500	20,957
*	Zhejiang Century Huatong Group Co., Ltd., Class A	67,640	64,838
	Zhejiang Chint Electrics Co., Ltd., Class A	22,900	130,771
	Zhejiang Communications Technology Co., Ltd.	24,200	18,913
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	19,800	12,868
	Zhejiang Crystal-Optech Co., Ltd., Class A	19,700	32,477
	Zhejiang Dahua Technology Co., Ltd., Class A	36,700	137,958
	Zhejiang Expressway Co., Ltd., Class H	416,000	336,422
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	9,300	19,998
	Zhejiang Hailiang Co., Ltd., Class A	47,000	59,021
	Zhejiang Hangmin Co., Ltd., Class A	18,000	15,488
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,900	21,336
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,000	18,132
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,990	56,684
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	3,700	56,418
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	28,900	36,279
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,100	18,081
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,000	41,973
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	4,800	21,468
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,800	35,825
*	Zhejiang Jingu Co., Ltd., Class A	19,200	23,242
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	29,900	17,497
	Zhejiang Juhua Co., Ltd., Class A	64,900	88,341
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	12,200	25,947
	Zhejiang Longsheng Group Co., Ltd., Class A	92,900	196,333
	Zhejiang Medicine Co., Ltd., Class A	21,136	44,397
	Zhejiang Meida Industrial Co., Ltd., Class A	10,960	32,808
*	Zhejiang Narada Power Source Co., Ltd., Class A	24,500	45,765
	Zhejiang NHU Co., Ltd., Class A	43,441	248,975
	Zhejiang Runtu Co., Ltd., Class A	27,665	41,658
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	20,300	71,842
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	25,000	135,599
	Zhejiang Semir Garment Co., Ltd., Class A	40,300	53,546
	Zhejiang Supor Co., Ltd., Class A	4,000	49,219
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	2,600	30,669
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	33,300	28,327
	Zhejiang Wanliyang Co., Ltd., Class A	35,300	40,273
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	18,900	50,742
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,800	74,829
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	2,700	38,801
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	9,000	15,585
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,700	24,648
	Zhejiang Yankon Group Co., Ltd., Class A	35,300	19,229
	Zhejiang Yasha Decoration Co., Ltd., Class A	45,007	61,340
*	Zhejiang Yongtai Technology Co., Ltd., Class A	12,000	17,254
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	69,400	93,737
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,700	93,964
	Zheshang Securities Co., Ltd., Class A	9,400	19,161
	Zhong An Group, Ltd.	1,486,000	55,397
*	ZhongAn Online P&C Insurance Co., Ltd., Class H	24,100	147,545
	Zhongji Innolight Co., Ltd., Class A	4,000	31,948
	Zhongjin Gold Corp., Ltd., Class A	23,900	30,966
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	68,600	44,707

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongsheng Group Holdings, Ltd.	354,500	$2,076,091
*	Zhongtian Financial Group Co., Ltd., Class A	124,200	51,686
#	Zhongyu Gas Holdings, Ltd.	190,666	170,571
	Zhongyuan Environment-Protection Co., Ltd., Class A	10,600	9,991
#	Zhou Hei Ya International Holdings Co., Ltd.	357,000	390,131
*	Zhuguang Holdings Group Co., Ltd.	234,000	31,378
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,500	16,021
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	212,800	1,065,753
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,400	36,443
	Zhuzhou Kibing Group Co., Ltd., Class A	42,907	81,283
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	36,300	52,978
	Zijin Mining Group Co., Ltd., Class H	3,117,000	3,440,747
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	307,800	420,619
	ZTE Corp., Class H	159,400	451,061
	ZTO Express Cayman, Inc., ADR	76,912	2,544,249
TOTAL CHINA			425,854,450
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,740	110,764
	Bancolombia SA, Sponsored ADR	5,279	185,768
	Bancolombia SA	12,320	105,629
	Celsia SA ESP	103,896	139,731
	Cementos Argos SA	86,745	141,942
*	CEMEX Latam Holdings SA	37,434	43,843
*	Corp. Financiera Colombiana SA	17,502	158,002
	Ecopetrol SA	356,765	202,923
	Grupo Argos SA	73,551	274,090
	Grupo Aval Acciones y Valores SA, ADR	5,281	33,851
	Grupo de Inversiones Suramericana SA	30,393	193,309
	Grupo Energia Bogota SA ESP	47,042	34,415
	Grupo Nutresa SA	22,661	154,925
	Interconexion Electrica SA ESP	72,437	468,029
TOTAL COLOMBIA			2,247,221
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	11,000	263,779
*	Komercni banka A.S.	4,174	126,689
*	Moneta Money Bank A.S.	228,901	777,231
	O2 Czech Republic A.S.	10,996	129,087
	Philip Morris CR A.S.	100	70,872
TOTAL CZECH REPUBLIC			1,367,658
DENMARK — (1.5%)
*	ALK-Abello A.S.	2,640	1,032,251
	Alm Brand A.S.	31,154	348,355
	Ambu A.S., Class B	9,445	444,787
	AP Moller - Maersk A.S., Class A	237	447,031
	AP Moller - Maersk A.S., Class B	272	558,733
*	Bang & Olufsen A.S.	42,342	205,068
*	BankNordik P/F	590	14,507
*	Bavarian Nordic A.S.	23,522	838,338
*	Brodrene Hartmann A.S.	1,220	97,308
	Carlsberg A.S., Class B	9,215	1,346,238
*	Chr Hansen Holding A.S.	19,145	1,732,029
	Coloplast A.S., Class B	6,991	1,043,531
*	Columbus A.S.	35,018	69,973
	D/S Norden A.S.	9,917	177,059
*	Danske Bank A.S.	92,908	1,581,654

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Demant A.S.	32,505	$1,165,056
*	Dfds A.S.	15,439	684,378
*	Drilling Co. of 1972 A.S. (The)	2,830	77,480
	DSV Panalpina A.S.	27,675	4,317,999
*	FLSmidth & Co. A.S.	15,703	548,840
*	Genmab A.S.	6,088	2,423,903
	GN Store Nord A.S.	43,099	3,283,408
	H Lundbeck A.S.	23,106	822,108
*	H+H International A.S., Class B	8,326	198,528
*	ISS A.S.	58,124	998,232
*	Jeudan A.S.	2,050	83,974
*	Jyske Bank A.S.	26,367	985,539
*	Matas A.S.	17,726	219,791
*	Nilfisk Holding A.S.	11,101	245,923
*	NKT A.S.	15,126	619,806
	NNIT A.S.	4,966	85,332
	Novo Nordisk A.S., Sponsored ADR	20,820	1,449,072
	Novo Nordisk A.S., Class B	132,667	9,242,669
	Novozymes A.S., Class B	33,413	2,005,397
	Orsted A.S.	6,739	1,279,918
	Pandora A.S.	47,272	4,548,812
*	Parken Sport & Entertainment A.S.	2,697	30,534
	Per Aarsleff Holding A.S.	8,330	385,011
	Ringkjoebing Landbobank A.S.	12,114	1,064,190
	Rockwool International A.S., Class A	360	126,241
	Rockwool International A.S., Class B	2,687	1,013,675
	Royal Unibrew A.S.	25,442	2,511,513
	RTX A.S.	2,195	72,914
	Scandinavian Tobacco Group A.S., Class A	28,049	507,833
	Schouw & Co., A.S.	5,681	571,616
	SimCorp A.S.	12,571	1,627,117
	Solar A.S., Class B	2,756	179,882
*	Spar Nord Bank A.S.	40,494	369,132
*	Sydbank A.S.	28,574	593,695
*	Tivoli A.S.	202	23,096
	Topdanmark A.S.	17,631	814,093
	TORM P.L.C.	11,612	81,954
	Tryg A.S.	13,772	428,450
	Vestas Wind Systems A.S.	10,874	2,334,840
*	Vestjysk Bank A.S.	96,538	41,581
*	Zealand Pharma A.S.	9,863	315,177
TOTAL DENMARK			58,315,571
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	148,835
	Commercial International Bank Egypt S.A.E., GDR	57,748	228,104
TOTAL EGYPT			376,939
FINLAND — (1.1%)
	Ahlstrom-Munksjo Oyj	12,664	273,531
	Aktia Bank Oyj	19,350	223,648
	Alma Media Oyj	10,852	118,952
	Aspo Oyj	7,381	76,398
	Atria Oyj	6,165	77,089
*	BasWare Oyj	1,070	50,888
	Cargotec Oyj, Class B	17,540	761,946
*	Caverion Oyj	20,229	145,549
	Citycon Oyj	17,306	169,551

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Elisa Oyj	9,909	$589,950
*	Finnair Oyj	361,889	273,401
	Fiskars Oyj Abp	13,847	260,092
	Fortum Oyj	77,300	1,869,724
*	F-Secure Oyj	26,205	123,009
*	HKScan Oyj, Class A	20,409	53,673
	Huhtamaki Oyj	35,591	1,745,227
	Kemira Oyj	57,596	974,928
	Kesko Oyj, Class A	32,432	788,301
	Kesko Oyj, Class B	99,008	2,570,902
	Kone Oyj, Class B	22,183	1,744,583
	Konecranes Oyj	28,082	1,021,106
	Lassila & Tikanoja Oyj	16,264	283,290
	Metsa Board Oyj	64,015	688,042
	Metso Outotec Oyj	252,364	2,518,099
	Neles Oyj	50,417	648,929
	Neste Oyj	35,303	2,486,764
*	Nokia Oyj	155,522	747,375
*	Nokia Oyj	150,663	728,103
	Nokian Renkaat Oyj	63,102	2,310,487
*	Nordea Bank Abp	291,852	2,365,375
*	Nordea Bank Abp	171,197	1,389,789
	Olvi Oyj, Class A	6,636	354,150
	Oriola Oyj, Class B	72,809	178,957
	Orion Oyj, Class A	9,151	423,565
	Orion Oyj, Class B	25,310	1,161,261
*	Outokumpu Oyj	140,239	652,961
	Ponsse Oyj	3,963	153,184
	Raisio Oyj, Class V	10,277	44,218
*	Rapala VMC Oyj	1,596	9,796
	Revenio Group Oyj	8,066	491,563
	Sampo Oyj, Class A	31,801	1,336,964
	Sanoma Oyj	47,701	913,542
	Stora Enso Oyj, Class R	139,954	2,539,836
	Teleste Oyj	1,219	7,578
	TietoEVRY Oyj	13,054	428,931
	Tikkurila Oyj	15,509	617,989
	Tokmanni Group Corp.	24,997	483,886
	UPM-Kymmene Oyj	64,578	2,307,501
	Uponor Oyj	24,735	581,228
	Vaisala Oyj, Class A	5,625	270,457
	Valmet Oyj	66,924	2,142,425
#	Wartsila Oyj Abp	119,220	1,168,609
#	YIT Oyj	72,875	433,172
TOTAL FINLAND			44,780,474
FRANCE — (5.0%)
	ABC arbitrage	5,238	47,052
*	Accor SA	34,139	1,147,950
*	Aeroports de Paris	3,235	371,267
	Air Liquide SA	19,723	3,225,636
*	Airbus SE	45,205	4,545,706
*	Akka Technologies	5,836	162,504
	AKWEL	7,357	188,626
	Albioma SA	15,305	778,379
*	Alstom SA	8,817	478,054
*	Alten SA	16,066	1,691,576
*	Amundi SA	6,530	485,972
	Arkema SA	33,154	3,668,808

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Assystem SA	2,834	$91,975
*	Atos SE	25,824	1,981,722
	Aubay	3,005	134,298
	AXA SA	128,655	2,850,267
*	Axway Software SA	1,805	52,691
	Bastide le Confort Medical	2,315	146,899
	Beneteau SA	18,792	256,487
*	Bigben Interactive	8,107	190,316
	BioMerieux	4,348	672,137
*	BNP Paribas SA	69,039	3,310,811
	Boiron SA	3,504	145,543
	Bollore SA	167,854	679,753
	Bonduelle SCA	8,947	220,169
*	Bourbon Corp.	12,106	0
	Bouygues SA	77,992	3,059,765
*	Bureau Veritas SA	57,278	1,502,960
	Burelle SA	26	27,744
	Capgemini SE	25,056	3,620,864
	Carrefour SA	148,144	2,512,145
#*	Casino Guichard Perrachon SA	18,398	624,029
*	Catering International Services	977	11,355
*	Cegedim SA	2,205	62,937
*	CGG SA	323,049	325,699
	Chargeurs SA	11,393	255,334
*	Cie de Saint-Gobain	83,894	4,170,470
	Cie des Alpes	6,122	129,158
	Cie Generale des Etablissements Michelin SCA	50,834	7,005,300
	Cie Plastic Omnium SA	34,079	1,335,457
*	CNP Assurances	32,914	498,846
*	Coface SA	38,579	379,517
*	Credit Agricole SA	76,761	868,789
	Danone SA, Sponsored ADR	600	8,007
	Danone SA	49,891	3,317,681
*	Dassault Aviation SA	74	77,155
	Dassault Systemes SE	1,140	227,571
	Dassault Systemes SE, Sponsored ADR	1,140	228,638
*	Derichebourg SA	59,500	402,186
	Edenred	21,500	1,164,522
*	Eiffage SA	31,487	2,858,000
*	Electricite de France SA	127,055	1,579,873
	Elior Group SA	36,919	232,597
*	Elis SA	67,200	1,012,120
*	Engie SA	166,950	2,590,941
*	Eramet SA	4,198	225,597
	EssilorLuxottica SA	10,135	1,433,674
*	Esso SA Francaise	1,602	22,571
*	Etablissements Maurel et Prom SA	14,004	28,095
*	Eurofins Scientific SE	14,170	1,360,132
#*	Europcar Mobility Group	47,194	37,376
	Eutelsat Communications SA	79,539	947,222
*	Exel Industries, Class A	538	43,100
*	Faurecia SE	44,559	2,331,827
	Fleury Michon SA	371	11,165
*	Fnac Darty SA	10,006	562,470
*	Fnac Darty SA	3,486	195,273
	Gaztransport Et Technigaz SA	8,235	750,116
*	Getlink SE	40,279	620,726
*	GL Events	7,370	73,228
*	Groupe Crit	2,025	156,317

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe Gorge SA	981	$18,046
	Guerbet	3,868	156,382
	Haulotte Group SA	3,630	26,531
	Hermes International	2,632	2,685,525
*	HEXAOM	1,444	62,328
*	ID Logistics Group	971	264,539
	Iliad SA	16,484	3,048,424
	Imerys SA	14,893	703,229
	Ipsen SA	5,548	484,017
	IPSOS	17,638	563,784
	Jacquet Metals SA	7,553	131,453
*	JCDecaux SA	31,556	613,107
	Kaufman & Broad SA	11,366	520,715
	Kering SA	5,323	3,493,661
*	Korian SA	36,084	1,333,255
*	Lagardere SCA	70,942	1,648,994
	Laurent-Perrier	664	59,760
	Lectra	9,871	281,525
	Legrand SA	32,156	2,954,715
	Linedata Services	2,241	81,537
*	LISI	11,769	269,176
	LNA Sante SA	2,102	125,693
	L'Oreal SA	3,929	1,382,222
	LVMH Moet Hennessy Louis Vuitton SE	19,841	11,995,770
*	Maisons du Monde SA	14,787	258,413
	Manitou BF SA	3,963	131,789
	Manutan International	734	69,109
*	Mersen SA	7,318	223,423
*	Metropole Television SA	17,775	301,992
*	Natixis SA	177,646	668,705
*	Nexans SA	16,299	1,212,236
	Nexity SA	24,700	1,112,667
*	Nicox	4,348	22,904
*	NRJ Group	8,607	65,089
*	Oeneo SA	11,406	154,001
*	OL Groupe SA	2,387	5,712
*	Onxeo SA	18,755	15,060
	Orange SA, Sponsored ADR	6,981	82,027
	Orange SA	501,582	5,886,777
*	Orpea SA	12,466	1,724,809
	Pernod Ricard SA	3,220	606,847
*	Pierre Et Vacances SA	2,468	31,625
*	Plastivaloire	6,808	57,875
	Publicis Groupe SA, ADR	1,600	20,688
	Publicis Groupe SA	77,738	4,023,294
	Quadient SA	16,180	353,213
*	Rallye SA	4,002	30,935
*	Recylex SA	4,505	3,789
	Remy Cointreau SA	1,260	233,702
*	Renault SA	39,257	1,669,542
*	Rexel SA	138,509	2,107,669
	Robertet SA	77	89,056
*	Rothschild & Co.	4,907	167,493
	Rubis SCA	25,147	1,138,198
*	Safran SA	20,793	2,613,837
	Sanofi, ADR	11,372	536,872
	Sanofi	39,098	3,677,098
	Sartorius Stedim Biotech	3,950	1,652,615
*	Savencia SA	2,171	158,035

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Schneider Electric SE	9,118	$1,334,516
	Schneider Electric SE	1,443	210,674
*	SCOR SE	53,537	1,627,984
	SEB SA	9,458	1,797,378
	Seche Environnement SA	1,666	85,788
	SES SA	158,557	1,351,582
	Societe BIC SA	12,518	714,455
*	Societe Generale SA	109,658	2,044,354
*	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	27,657
	Societe pour l'Informatique Industrielle	1,100	28,155
*	Sodexo SA	15,238	1,355,814
*	SOITEC	6,409	1,288,448
*	Solocal Group	30,985	99,418
	Somfy SA	3,079	534,115
*	Sopra Steria Group	7,385	1,225,205
*	SPIE SA	49,105	1,084,323
	Stef SA	2,220	201,792
	STMicroelectronics NV	44,824	1,796,125
	STMicroelectronics NV	42,213	1,686,409
	Suez SA	61,973	1,271,906
	Sword Group	2,372	98,323
*	Synergie SE	6,848	261,405
*	Tarkett SA	17,046	304,438
	Teleperformance	9,260	3,028,779
*	Television Francaise 1	38,901	337,207
	Thales SA	17,457	1,566,366
	Thermador Groupe	2,169	191,985
	Total Gabon	289	46,568
	Total SE	251,331	10,593,193
	TOTAL SE, Sponsored ADR	14,200	597,544
	Trigano SA	3,741	657,754
*	Ubisoft Entertainment SA	15,625	1,562,251
*	Union Financiere de France BQE SA	1,915	48,761
	Valeo SA	86,443	3,218,019
#*	Vallourec SA	3,693	109,280
*	Valneva SE	7,258	83,226
	Veolia Environnement SA, ADR	13,366	357,674
	Veolia Environnement SA	39,060	1,040,878
	Vetoquinol SA	738	77,167
	Vicat SA	9,130	392,750
	VIEL & Cie SA	11,323	75,328
	Vilmorin & Cie SA	3,102	192,004
	Vinci SA	60,804	5,638,242
*	Virbac SA	1,348	350,867
	Vivendi SA	30,617	940,817
*	Vranken-Pommery Monopole SA	954	16,144
*	Worldline SA	53,845	4,551,499
TOTAL FRANCE			196,529,198
GERMANY — (4.5%)
	1&1 Drillisch AG	18,382	446,157
	7C Solarparken AG	10,006	53,566
*	Aareal Bank AG	25,241	575,020
*	Adidas AG	13,545	4,294,832
*	ADLER Group SA	14,114	425,321
*	ADVA Optical Networking SE	27,653	302,580
	All for One Group SE	326	23,699
#	Allgeier SE	1,637	43,226
	Allianz SE	22,213	5,020,338

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Allianz SE, Sponsored ADR	35,377	$800,582
*	Amadeus Fire AG	2,090	285,814
	Atoss Software AG	1,330	300,201
	Aurubis AG	21,241	1,636,994
	BASF SE	36,403	2,813,449
	Basler AG	1,425	146,423
#*	Bauer AG	5,636	82,482
	Bayer AG	48,740	2,949,883
	Bayerische Motoren Werke AG	54,450	4,610,219
	BayWa AG	6,697	262,984
	Bechtle AG	11,434	2,422,895
	Beiersdorf AG	1,981	216,236
	Bertrandt AG	2,768	144,988
	bet-at-home.com AG	1,125	51,905
*	Bijou Brigitte AG	1,389	37,318
#	Bilfinger SE	12,771	432,364
*	Borussia Dortmund GmbH & Co. KGaA	62,002	386,239
	Brenntag AG	47,648	3,732,412
	CANCOM SE	6,898	408,603
	Carl Zeiss Meditec AG	520	81,268
*	CECONOMY AG	72,720	467,525
*	CENIT AG	4,236	69,726
	Cewe Stiftung & Co. KGAA	4,034	541,004
*	Commerzbank AG	318,703	2,105,661
	CompuGroup Medical SE & Co. KgaA	8,876	875,677
	Continental AG	20,753	2,904,465
*	Corestate Capital Holding SA	1,325	23,905
	Covestro AG	71,604	4,864,187
	CropEnergies AG	13,802	209,119
#*	CTS Eventim AG & Co. KGaA	20,387	1,202,814
	Daimler AG	137,707	9,671,723
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	12,271
*	Deutsche Bank AG	280,053	2,834,136
	Deutsche Boerse AG	9,935	1,595,094
*	Deutsche Lufthansa AG	114,800	1,478,914
*	Deutsche Pfandbriefbank AG	61,059	599,299
	Deutsche Post AG	112,278	5,545,978
	Deutsche Telekom AG	408,974	7,272,603
	Deutsche Wohnen SE	31,232	1,545,548
*	Deutz AG	84,879	550,782
	DIC Asset AG	17,469	294,556
	DMG Mori AG	7,777	392,632
	Dr Hoenle AG	1,093	69,646
	Draegerwerk AG & Co. KGaA	1,658	137,103
#	Duerr AG	28,640	1,162,544
	E.ON SE	32,418	342,935
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,548	302,600
*	EDAG Engineering Group AG	5,318	60,835
	Elmos Semiconductor SE	2,371	94,338
*	ElringKlinger AG	14,246	268,037
	Energiekontor AG	3,966	258,753
	Evonik Industries AG	42,794	1,407,239
*	Fielmann AG	8,977	778,898
	First Sensor AG	1,547	77,292
*	Francotyp-Postalia Holding AG, Class A	6,658	25,629
*	Fraport AG Frankfurt Airport Services Worldwide	14,488	784,905
	Freenet AG	73,647	1,537,734
	Fresenius Medical Care AG & Co. KGaA	26,181	2,118,013
	Fresenius SE & Co. KGaA	87,475	3,895,498

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fuchs Petrolub SE	6,121	$273,132
	GEA Group AG	1,799	62,159
	Gerresheimer AG	19,577	2,082,940
	Gesco AG	3,607	88,260
	GFT Technologies SE	11,646	171,031
*	Grammer AG	776	19,467
	Grand City Properties SA	21,921	544,485
	GRENKE AG	1,112	55,265
*	H&R GmbH & Co. KGaA	7,950	57,900
	Hamburger Hafen und Logistik AG	19,948	430,423
	Hannover Rueck SE	1,595	247,166
	Hapag-Lloyd AG	9,103	1,028,183
	HeidelbergCement AG	23,068	1,705,168
*	Heidelberger Druckmaschinen AG	199,929	316,794
*	Hella GmbH & Co KGaA	23,981	1,462,005
	Henkel AG & Co. KGaA	4,628	432,741
*	Highlight Communications AG	2,399	11,883
	Hochtief AG	5,911	549,600
*	HolidayCheck Group AG	13,428	31,368
	Hornbach Baumarkt AG	4,482	188,932
	Hornbach Holding AG & Co. KGaA	2,593	245,310
	Hugo Boss AG	23,845	848,750
*	Hypoport SE	77	52,375
	Indus Holding AG	10,309	417,802
	Infineon Technologies AG	104,129	4,171,778
	Infineon Technologies AG, ADR	36,257	1,455,718
*	Instone Real Estate Group AG	2,992	75,901
	Jenoptik AG	11,445	396,884
	K+S AG	80,857	912,566
	KION Group AG	37,498	3,237,582
*	Kloeckner & Co. SE	25,833	236,301
	Knorr-Bremse AG	1,454	192,410
*	Koenig & Bauer AG	6,651	205,141
	Krones AG	4,409	364,947
	KSB SE & Co. KGaA	38	13,250
	KWS Saat SE & Co., KGaA	3,610	315,801
	Lanxess AG	40,940	3,084,223
	LEG Immobilien AG	8,970	1,285,863
	Leifheit AG	2,484	130,499
#*	Leoni AG	15,962	229,098
#*	Manz AG	1,394	85,921
*	Medigene AG	1,703	9,232
	Merck KGaA	5,113	852,178
	METRO AG	100,184	1,169,041
	MLP SE	26,112	184,995
#	MTU Aero Engines AG	11,458	2,658,641
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,885	2,355,928
#*	Nagarro SE	1,637	149,788
	Nemetschek SE	18,442	1,298,355
	New Work SE	1,082	299,578
	Nexus AG	1,365	87,935
*	Nordex SE	23,496	665,177
	Norma Group SE	23,642	1,179,026
*	OHB SE	3,082	147,148
	Patrizia AG	13,031	396,997
	Pfeiffer Vacuum Technology AG	1,904	414,348
	PNE AG	35,221	331,369
*	Progress-Werk Oberkirch AG	1,010	26,993
#*	ProSiebenSat.1 Media SE	57,703	1,042,726

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	PSI Software AG	1,178	$39,777
#*	Puma SE	14,786	1,446,859
*	Puma SE	1,980	194,100
	q.beyond AG	69,244	145,707
*	QIAGEN NV	11,521	624,645
*	R Stahl AG	845	25,620
#	Rational AG	859	825,739
	Rheinmetall AG	26,456	2,793,523
*	RTL Group SA	15,932	911,307
	RWE AG	78,691	3,380,430
*	SAF-Holland SE	26,601	370,053
*	Salzgitter AG	17,700	460,187
	SAP SE, Sponsored ADR	9,200	1,161,040
	SAP SE	31,215	3,960,808
*	Schaltbau Holding AG	2,053	77,124
	Schloss Wachenheim AG	321	5,883
#	Scout24 AG	7,410	572,138
	Secunet Security Networks AG	423	143,930
	Siemens AG	35,072	5,434,060
#	Siltronic AG	12,404	2,113,935
*	Sixt SE	8,157	947,811
*	SMA Solar Technology AG	2,407	175,562
*	SMT Scharf AG	1,160	12,795
	Software AG	15,307	620,651
	Stabilus SA	6,680	500,003
	STRATEC SE	1,502	247,246
	Stroeer SE & Co. KGaA	9,941	895,764
	Suedzucker AG	24,215	352,924
*	SUESS MicroTec SE	4,760	131,373
*	Surteco Group SE	3,313	97,183
	Symrise AG	17,987	2,238,367
	TAG Immobilien AG	22,420	688,445
*	Takkt AG	16,965	213,160
*	Talanx AG	10,471	391,035
*	Technotrans SE	1,931	59,187
*	Tele Columbus AG	1,021	3,994
	Telefonica Deutschland Holding AG	417,977	1,145,441
*	Thyssenkrupp AG	60,483	701,266
	Traffic Systems SE	1,003	43,911
	Uniper SE	41,081	1,438,587
	United Internet AG	51,461	2,233,174
	VERBIO Vereinigte BioEnergie AG	11,970	606,303
#	Volkswagen AG	6,667	1,406,943
	Vonovia SE	15,233	1,017,112
*	Vossloh AG	2,803	146,610
	Wacker Chemie AG	8,826	1,277,367
*	Wacker Neuson SE	14,206	285,045
*	Washtec AG	4,642	275,478
	Wuestenrot & Wuerttembergische AG	11,676	239,338
*	Zalando SE	6,195	710,325
	Zeal Network SE	269	13,522
TOTAL GERMANY			176,156,880
GREECE — (0.1%)
*	Aegean Airlines SA	7,070	35,230
*	Alpha Bank AE	141,443	127,971
	Athens Water Supply & Sewage Co. SA	6,973	55,353
	Bank of Greece	4,237	79,908
*	Ellaktor SA	27,611	46,688

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Eurobank Ergasias Services and Holdings SA, Class A	125,260	$82,734
*	FF Group	3,954	4,319
*	Fourlis Holdings SA	8,683	39,668
*	GEK Terna Holding Real Estate Construction SA	10,261	89,028
	Hellenic Exchanges - Athens Stock Exchange SA	7,810	33,051
	Hellenic Petroleum SA	16,443	109,160
	Hellenic Telecommunications Organization SA	24,316	353,449
	Holding Co. ADMIE IPTO SA	18,711	54,023
	JUMBO SA	10,239	160,393
*	LAMDA Development SA	21,537	165,371
	Motor Oil Hellas Corinth Refineries SA	6,150	86,449
	Mytilineos SA	18,428	268,307
*	National Bank of Greece SA	37,403	87,776
	OPAP SA	21,155	258,983
*	Piraeus Financial Holdings SA	76,992	83,386
	Piraeus Port Authority SA	2,736	62,177
*	Public Power Corp. SA	13,423	114,572
	Sarantis SA	4,694	51,654
	Terna Energy SA	9,557	162,930
	Titan Cement International SA	9,442	164,554
TOTAL GREECE			2,777,134
HONG KONG — (1.9%)
	AIA Group, Ltd.	806,400	9,722,560
*	Anxin-China Holdings, Ltd.	816,000	0
	Asia Financial Holdings, Ltd.	72,000	35,815
	ASM Pacific Technology, Ltd.	54,600	792,867
	Associated International Hotels, Ltd.	38,000	68,617
	Atlas Corp.	42,872	481,881
	Bank of East Asia, Ltd. (The)	286,480	619,986
#*	Beijing Energy International Holding Co., Ltd.	1,408,000	45,255
	BOC Aviation, Ltd.	103,600	843,698
	BOC Hong Kong Holdings, Ltd.	431,000	1,285,243
	BOCOM International Holdings Co., Ltd.	265,000	42,974
	Bright Smart Securities & Commodities Group, Ltd.	92,000	24,550
	Brightoil Petroleum Holdings, Ltd.	1,089,000	39,511
	Build King Holdings, Ltd.	300,000	35,548
*	Burwill Holdings, Ltd.	1,710,000	2,933
	Cafe de Coral Holdings, Ltd.	176,000	361,342
#*	Cathay Pacific Airways, Ltd.	543,271	418,289
	Century City International Holdings, Ltd.	596,000	32,394
	Cheuk Nang Holdings, Ltd.	24,781	9,643
	Chevalier International Holdings, Ltd.	34,349	44,315
*	China Baoli Technologies Holdings, Ltd.	177,500	405
*	China Boton Group Co., Ltd.	146,000	148,466
*	China Energy Development Holdings, Ltd.	3,368,000	46,384
	China Huiyuan Juice Group, Ltd.	306,500	13,860
	China New Higher Education Group, Ltd.	275,000	182,649
#	Chong Hing Bank, Ltd.	37,000	45,229
	Chow Sang Sang Holdings International, Ltd.	158,000	189,513
	Chow Tai Fook Jewellery Group, Ltd.	235,800	283,101
	Chuang's Consortium International, Ltd.	484,000	60,308
	CK Asset Holdings, Ltd.	315,760	1,575,490
	CK Hutchison Holdings, Ltd.	382,760	2,641,437
	CK Infrastructure Holdings, Ltd.	57,000	302,633
	CK Life Sciences Intl Holdings, Inc.	746,000	83,443
	CLP Holdings, Ltd.	99,500	933,764
	CNQC International Holdings, Ltd.	407,500	38,877
#	Convenience Retail Asia, Ltd.	40,000	3,713

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CSI Properties, Ltd.	2,240,000	$65,388
	Dah Sing Banking Group, Ltd.	209,596	208,073
	Dah Sing Financial Holdings, Ltd.	56,700	160,444
	DBA Telecommunication (Asia) Holdings, Ltd.	72,000	3,534
*	Digital Domain Holdings, Ltd.	1,810,000	18,946
	Eagle Nice International Holdings, Ltd.	118,000	63,582
*	Emperor Capital Group, Ltd.	12,000	220
	Emperor International Holdings, Ltd.	603,333	82,329
*	Energy International Investments Holdings, Ltd.	400,000	4,486
	Fairwood Holdings, Ltd.	21,000	45,431
	Far East Consortium International, Ltd.	812,136	296,927
	Fiber Optic Center, Inc.	521,599	3,532
#*	FIH Mobile, Ltd.	1,550,000	243,078
	First Pacific Co., Ltd.	1,032,400	318,831
*	First Shanghai Investments, Ltd.	1,168,000	52,504
	Fountain SET Holdings, Ltd.	858,000	103,917
	Fuguiniao Co., Ltd.	53,000	4,973
	Galaxy Entertainment Group, Ltd.	223,000	1,682,483
	Get Nice Financial Group, Ltd.	80,525	9,214
	Giordano International, Ltd.	616,000	104,685
*	Glory Sun Land Group, Ltd.	227,000	8,159
*	Gold Peak Industries Holdings, Ltd.	262,000	21,294
*	Gold-Finance Holdings, Ltd.	62,000	108
*	Goodbaby International Holdings, Ltd.	433,000	54,514
	Great Eagle Holdings, Ltd.	36,000	107,460
	Guotai Junan International Holdings, Ltd.	1,580,000	249,843
	Haitong International Securities Group, Ltd.	1,004,724	278,931
	Hang Lung Group, Ltd.	266,000	672,751
	Hang Lung Properties, Ltd.	299,000	794,565
	Hang Seng Bank, Ltd.	81,600	1,471,604
	Hanison Construction Holdings, Ltd.	215,208	28,270
	Harbour Centre Development, Ltd.	21,000	19,558
	Henderson Land Development Co., Ltd.	177,486	725,914
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	430,868
	HKBN, Ltd.	210,500	304,521
	HKR International, Ltd.	378,960	153,760
	HKT Trust & HKT, Ltd.	967,000	1,272,743
	Hon Kwok Land Investment Co., Ltd.	20,000	7,023
	Hong Kong & China Gas Co., Ltd.	181,634	260,869
	Hong Kong Exchanges & Clearing, Ltd.	95,290	6,092,095
	Hongkong & Shanghai Hotels, Ltd. (The)	209,962	181,731
	Honma Golf, Ltd.	12,500	8,666
	Hosa International, Inc.	178,000	1,249
	Hsin Chong Group Holdings, Ltd.	876,000	7,412
	Hua Han Health Industry Holdings, Ltd.	1,233,842	47,742
	Hysan Development Co., Ltd.	100,000	362,649
*	I-CABLE Communications, Ltd.	752,776	5,999
	International Housewares Retail Co., Ltd.	153,000	48,844
*	IRC, Ltd.	2,236,000	43,809
*	IT, Ltd.	312,000	113,453
	ITC Properties Group, Ltd.	197,218	28,852
	Jacobson Pharma Corp., Ltd.	140,000	18,954
*	JBM Healthcare, Ltd.	17,500	2,528
	Johnson Electric Holdings, Ltd.	202,125	596,976
*	Karce International Holdings Open	44,000	0
	Karrie International Holdings, Ltd.	232,000	32,890
	Kerry Logistics Network, Ltd.	245,250	523,035
	Kerry Properties, Ltd.	184,500	477,511
	Kingston Financial Group, Ltd.	1,205,000	96,204

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co., Ltd.	172,000	$191,513
*	Lai Sun Development Co., Ltd.	93,280	76,667
*	Landing International Development, Ltd.	568,800	15,753
*	Lifestyle International Holdings, Ltd.	202,000	143,589
	Liu Chong Hing Investment, Ltd.	88,000	80,279
	L'Occitane International SA	255,000	701,332
*	Long Well International Holdings, Ltd.	856,000	2,440
	Luk Fook Holdings International, Ltd.	167,000	361,766
	Lung Kee Bermuda Holdings	68,000	23,348
	Magnificent Hotel Investment, Ltd.	500,000	7,098
	Man Wah Holdings, Ltd.	772,000	1,702,689
*	Master Glory Group, Ltd.	211,687	1,332
*	Meilleure Health International Industry Group, Ltd.	210,000	15,414
	Melco International Development, Ltd.	394,000	687,493
	Melco Resorts & Entertainment, Ltd., ADR	11,953	191,128
	MGM China Holdings, Ltd.	171,600	258,596
*	MH Development, Ltd.	34,000	954
	Microport Scientific Corp.	3,529	24,541
*	Midland Holdings, Ltd.	148,100	14,642
	Ming Fai International Holdings, Ltd.	107,000	9,848
	Miramar Hotel & Investment	54,000	99,188
*	Mobvista, Inc.	78,000	60,388
	Modern Dental Group, Ltd.	41,000	6,917
	MTR Corp., Ltd.	50,085	290,658
	NagaCorp., Ltd.	666,000	756,144
	Nameson Holdings, Ltd.	764,000	41,892
	National Electronics Hldgs	30,800	4,085
	New World Development Co., Ltd.	208,602	965,845
#*	NewOcean Energy Holdings, Ltd.	346,000	29,837
	Pacific Andes International Holdings, Ltd.	1,128,607	3,989
	Pacific Basin Shipping, Ltd.	2,115,000	367,022
#*	Pacific Century Premium Developments, Ltd.	211,842	22,591
	Pacific Textiles Holdings, Ltd.	549,000	340,789
	Paliburg Holdings, Ltd.	156,000	40,967
*	Paradise Entertainment, Ltd.	132,000	14,454
*	PC Partner Group, Ltd.	68,000	24,990
#	PCCW, Ltd.	1,776,954	988,174
	Perennial Energy Holdings, Ltd.	75,000	142,338
	Perfect Shape Medical, Ltd.	180,000	72,746
#	Pico Far East Holdings, Ltd.	396,000	64,223
	Polytec Asset Holdings, Ltd.	2,589,440	493,656
	Power Assets Holdings, Ltd.	96,000	509,439
*	Prada SpA	128,000	786,543
	Prinx Chengshan Cayman Holding, Ltd.	31,000	32,626
	Public Financial Holdings, Ltd.	174,000	43,906
	Real Gold Mining, Ltd.	19,000	645
	Regal Hotels International Holdings, Ltd.	188,000	67,930
	Regina Miracle International Holdings, Ltd.	104,000	30,820
*	Sa Sa International Holdings, Ltd.	591,703	87,496
*	Samsonite International SA	551,400	792,868
	Sands China, Ltd.	182,000	722,785
	SAS Dragon Holdings, Ltd.	216,000	84,624
*	Shangri-La Asia, Ltd.	437,166	371,486
	Shenwan Hongyuan HK, Ltd.	302,500	39,966
	Shenzhou International Group Holdings, Ltd.	116,000	2,262,174
*	SIM Technology Group, Ltd.	210,000	9,319
	Singamas Container Holdings, Ltd.	786,000	57,599
	Sino Land Co., Ltd.	442,662	613,115
	SJM Holdings, Ltd.	661,301	709,049

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SmarTone Telecommunications Holdings, Ltd.	216,586	$116,259
	SMI Culture & Travel Group Holdings, Ltd.	414,396	5,013
	Soundwill Holdings, Ltd.	40,500	40,758
*	South China Holdings Co., Ltd.	1,160,000	17,882
	Stella International Holdings, Ltd.	173,500	205,175
*	Summit Ascent Holdings, Ltd.	116,000	12,699
	Sun Hung Kai & Co., Ltd.	264,529	108,262
	Sun Hung Kai Properties, Ltd.	106,588	1,456,015
	SUNeVision Holdings, Ltd.	195,000	176,319
	Swire Pacific, Ltd., Class A	99,500	621,833
	Swire Pacific, Ltd., Class B	165,000	167,591
	Swire Properties, Ltd.	81,200	235,368
	Tai Sang Land Development, Ltd.	20,710	10,695
*	Talent Property Group, Ltd.	1,845,000	4,743
	Tao Heung Holdings, Ltd.	144,000	14,650
	Tech-Pro, Inc.	2,780,000	4,590
	Techtronic Industries Co., Ltd.	195,000	2,912,984
	Television Broadcasts, Ltd.	109,900	106,478
	Tenwow International Holdings, Ltd.	286,000	10,513
	Texwinca Holdings, Ltd.	336,000	66,163
*	TOM Group, Ltd.	40,000	3,344
#*	Town Health International Medical Group, Ltd.	320,000	5,324
	Tradelink Electronic Commerce, Ltd.	268,000	33,858
#	Transport International Holdings, Ltd.	121,373	226,623
	Union Medical Healthcare, Ltd.	35,000	26,470
	United Laboratories International Holdings, Ltd. (The)	332,500	230,533
	Untrade CW Group Holdings	210,000	1,173
	Untrade.Superb Summit	55,000	1,942
*	Up Energy Development Group, Ltd.	524,000	1,636
#	Value Partners Group, Ltd.	98,000	64,739
	Valuetronics Holdings, Ltd.	309,480	147,038
	Vedan International Holdings, Ltd.	152,000	13,724
	Vitasoy International Holdings, Ltd.	260,000	1,131,541
	VPower Group International Holdings, Ltd.	125,000	38,361
	VSTECS Holdings, Ltd.	349,600	305,226
	VTech Holdings, Ltd.	57,300	458,074
	Wai Kee Holdings, Ltd.	26,000	12,706
	WH Group, Ltd.	2,820,000	2,285,198
	Wharf Holdings, Ltd. (The)	440,000	968,128
	Wharf Real Estate Investment Co., Ltd.	209,000	1,103,855
#	Wing On Co. International, Ltd.	32,000	70,129
	Wing Tai Properties, Ltd.	102,000	51,434
*	Wynn Macau, Ltd.	159,200	252,232
*	Xingye Alloy Materials Group, Ltd.	89,000	12,775
	Xinyi Glass Holdings, Ltd.	968,000	2,341,568
*	YGM Trading, Ltd.	20,000	5,354
	YTO Express Holdings, Ltd.	36,000	23,500
	Yue Yuen Industrial Holdings, Ltd.	367,000	798,343
*	Yunfeng Financial Group, Ltd.	4,000	1,562
TOTAL HONG KONG			73,956,709
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	207,187
*	MOL Hungarian Oil & Gas P.L.C.	169,075	1,269,633
*	Opus Global Nyrt	8,621	7,617
*	OTP Bank Nyrt	22,504	1,026,087
	Richter Gedeon Nyrt	14,225	400,711
TOTAL HUNGARY			2,911,235

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (3.5%)
*	3M India, Ltd.	278	$73,192
	Aarti Drugs, Ltd.	18,096	168,117
	Aarti Industries, Ltd.	19,458	308,721
	ABB India, Ltd.	1,225	23,241
*	ABB Powar Products & System India, Ltd.	381	6,307
	Abbott India, Ltd.	554	107,733
	ACC, Ltd.	17,849	391,662
	Adani Enterprises, Ltd.	72,180	494,814
*	Adani Green Energy, Ltd.	54,928	770,867
	Adani Ports & Special Economic Zone, Ltd.	153,179	1,068,435
*	Adani Power, Ltd.	452,504	318,127
	Adani Total Gas, Ltd.	46,537	241,559
*	Adani Transmissions, Ltd.	90,238	570,016
*	Aditya Birla Capital, Ltd.	140,688	156,133
*	Aditya Birla Fashion and Retail, Ltd.	73,294	150,224
	Advanced Enzyme Technologies, Ltd.	11,772	51,453
	Aegis Logistics, Ltd.	16,040	62,138
	Agro Tech Foods, Ltd.	923	10,377
	AIA Engineering, Ltd.	8,103	217,106
	Ajanta Pharma, Ltd.	10,370	249,274
	Akzo Nobel India, Ltd.	3,110	95,127
	Alembic Pharmaceuticals, Ltd.	27,389	354,520
	Alembic, Ltd.	29,520	37,544
	Allcargo Logistics, Ltd.	29,538	52,662
	Amara Raja Batteries, Ltd.	17,627	221,446
	Ambuja Cements, Ltd.	153,465	511,909
*	Amtek Auto, Ltd.	48,317	341
*	Anant Raj Global, Ltd.	49,377	15,058
*	APL Apollo Tubes, Ltd.	13,585	168,453
	Apollo Hospitals Enterprise, Ltd.	14,909	522,688
	Apollo Tyres, Ltd.	126,505	339,670
*	Arvind Fashions, Ltd.	20,518	40,634
*	Arvind, Ltd.	61,020	44,577
	Asahi India Glass, Ltd.	5,732	20,674
	Ashok Leyland, Ltd.	520,217	783,018
*	Ashoka Buildcon, Ltd.	33,588	40,027
	Asian Paints, Ltd.	31,962	1,055,352
*	Aster DM Healthcare, Ltd.	8,999	19,487
	Astral Poly Technik, Ltd.	6,986	162,867
	AstraZeneca Pharma India, Ltd.	535	26,525
	Atul, Ltd.	3,454	301,761
*	AU Small Finance Bank, Ltd.	2,560	30,338
	Aurobindo Pharma, Ltd.	141,654	1,755,040
	Automotive Axles, Ltd.	3,021	41,088
	Avanti Feeds, Ltd.	19,071	132,755
*	Avenue Supermarts, Ltd.	9,458	349,146
*	Axis Bank, Ltd.	264,898	2,413,440
*	Axis Bank, Ltd., GDR	734	33,140
	Bajaj Auto, Ltd.	11,579	637,762
*	Bajaj Consumer Care, Ltd.	17,199	49,164
*	Bajaj Electricals, Ltd.	9,553	94,801
	Bajaj Finance, Ltd.	15,873	1,025,400
	Bajaj Finserv, Ltd.	3,686	439,033
	Bajaj Holdings & Investment, Ltd.	10,153	449,451
	Balaji Amines, Ltd.	3,847	59,114
	Balkrishna Industries, Ltd.	31,020	673,692
	Balmer Lawrie & Co., Ltd.	27,609	44,801
*	Balrampur Chini Mills, Ltd.	63,804	148,252
*	Bank of Baroda	190,220	177,546

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bank of Maharashtra	233,066	$47,989
	BASF India, Ltd.	2,175	46,902
	Bata India, Ltd.	13,096	269,316
	Bayer CropScience, Ltd.	177	13,050
	BEML, Ltd.	5,064	63,085
	Berger Paints India, Ltd.	74,368	725,158
	Bharat Dyanamics, Ltd.	6,234	28,327
	Bharat Electronics, Ltd.	284,914	504,593
	Bharat Forge, Ltd.	79,600	638,616
*	Bharat Heavy Electricals, Ltd.	329,306	162,632
	Bharat Petroleum Corp., Ltd.	65,079	343,473
	Bharat Rasayan, Ltd.	121	16,517
	Bharti Airtel, Ltd.	266,145	2,010,617
*	Biocon, Ltd.	29,954	152,771
	Birla Corp., Ltd.	6,531	64,153
	Birlasoft, Ltd.	62,453	213,149
	Bliss Gvs Pharma, Ltd.	17,529	43,843
*	Blue Dart Express, Ltd.	1,361	74,267
	Blue Star, Ltd.	8,389	84,874
	Bodal Chemicals, Ltd.	23,330	22,603
*	Borosil, Ltd.	6,650	16,542
	Bosch, Ltd.	779	163,125
	Brigade Enterprises, Ltd.	37,262	121,651
	Britannia Industries, Ltd.	8,390	402,511
	Cadila Healthcare, Ltd.	70,842	437,249
	Can Fin Homes, Ltd.	21,581	141,719
*	Canara Bank	121,438	221,082
*	Capacit'e Infraprojects, Ltd.	11,743	26,200
	Caplin Point Laboratories, Ltd.	7,571	47,480
	Carborundum Universal, Ltd.	19,475	107,930
	Care Ratings, Ltd.	617	4,069
	Castrol India, Ltd.	41,833	73,410
	CCL Products India, Ltd.	31,949	104,580
	Ceat, Ltd.	9,652	194,729
	Central Depository Services India, Ltd.	10,440	68,756
	Century Plyboards India, Ltd.	29,747	107,450
	Century Textiles & Industries, Ltd.	14,491	82,574
	Cera Sanitaryware, Ltd.	2,046	95,917
	CESC, Ltd.	16,500	137,789
*	CG Power and Industrial Solutions, Ltd.	109,873	59,716
	Chambal Fertilizers & Chemicals, Ltd.	61,351	201,103
	Chennai Super Kings Cricket, Ltd.	65,357	378
	Cholamandalam Financial Holdings, Ltd.	27,506	186,933
	Cholamandalam Investment and Finance Co., Ltd.	94,554	516,893
	Cipla, Ltd.	90,372	1,023,960
	City Union Bank, Ltd.	73,189	170,427
	Coal India, Ltd.	99,687	171,496
	Cochin Shipyard, Ltd.	6,292	30,004
*	Coffee Day Enterprises, Ltd.	11,470	3,106
	Coforge, Ltd.	1,134	36,889
	Colgate-Palmolive India, Ltd.	15,789	346,317
	Container Corp. Of India, Ltd.	41,058	245,525
	Coromandel International, Ltd.	47,407	549,066
*	CreditAccess Grameen, Ltd.	983	9,326
	CRISIL, Ltd.	5,279	137,644
	Crompton Greaves Consumer Electricals, Ltd.	122,605	712,599
	Cummins India, Ltd.	6,720	60,627
	Cyient, Ltd.	9,584	78,757
	Dabur India, Ltd.	59,064	415,169

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat, Ltd.	22,775	$356,815
	DB Corp., Ltd.	23,005	25,751
*	DCB Bank, Ltd.	85,478	117,383
	DCM Shriram, Ltd.	19,899	118,543
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	28,787
	Deepak Nitrite, Ltd.	8,967	119,068
	Delta Corp., Ltd.	30,239	61,199
	Dhampur Sugar Mills, Ltd.	12,251	26,872
	Dhani Services, Ltd.	19,321	88,862
	Dhani Services, Ltd.	1,946	5,296
	Dhanuka Agritech, Ltd.	4,902	49,838
	Dilip Buildcon, Ltd.	14,499	83,974
*	Dish TV India, Ltd.	195,798	32,824
*	Dishman Carbogen Amcis, Ltd.	31,108	52,277
	Divi's Laboratories, Ltd.	19,636	907,248
	Dixon Technologies India, Ltd.	1,078	208,174
	DLF, Ltd.	84,547	295,814
	Dr Lal PathLabs, Ltd.	4,296	132,286
	Dr Reddy's Laboratories, Ltd., ADR	27,680	1,696,230
*	DRC Systems India Pvt, Ltd.	186	32
*	Dredging Corp. of India, Ltd.	1,860	7,130
	eClerx Services, Ltd.	8,860	118,667
*	Edelweiss Financial Services, Ltd.	12,971	11,137
	Eicher Motors, Ltd.	20,710	781,112
*	EID Parry India, Ltd.	27,218	127,480
*	EIH, Ltd.	33,148	42,125
	Elgi Equipments, Ltd.	13,596	29,431
	Emami, Ltd.	13,274	91,358
	Endurance Technologies, Ltd.	2,826	53,724
	Engineers India, Ltd.	51,875	51,638
	EPL, Ltd.	9,232	30,880
	Eris Lifesciences, Ltd.	3,487	29,005
	Escorts, Ltd.	23,174	382,564
	Excel Industries, Ltd.	1,374	15,676
	Exide Industries, Ltd.	92,725	243,982
	FDC, Ltd.	9,885	39,329
*	Federal Bank, Ltd.	621,842	617,127
	Finolex Cables, Ltd.	18,226	91,686
	Finolex Industries, Ltd.	16,888	134,048
	Firstsource Solutions, Ltd.	78,398	93,670
*	Fortis Healthcare, Ltd.	144,946	320,773
*	Future Lifestyle Fashions, Ltd.	3,745	4,505
	Gabriel India, Ltd.	24,904	38,285
	GAIL India, Ltd.	277,798	474,683
	Garware Technical Fibres, Ltd.	2,671	83,342
	Gateway Distriparks, Ltd.	32,322	69,695
*	GE T&D India, Ltd.	5,381	8,611
*	General Insurance Corp. of India	9,403	16,981
*	GFL, Ltd.	13,383	16,060
	GHCL, Ltd.	12,471	34,771
	Gillette India, Ltd.	1,132	86,588
	GlaxoSmithKline Pharmaceuticals, Ltd.	3,559	71,510
	Glenmark Pharmaceuticals, Ltd.	42,344	273,994
	Godfrey Phillips India, Ltd.	3,450	43,164
	Godrej Consumer Products, Ltd.	28,693	294,301
*	Godrej Industries, Ltd.	12,779	76,515
*	Godrej Properties, Ltd.	3,806	65,808
	Granules India, Ltd.	70,007	321,099
	Graphite India, Ltd.	6,521	28,091

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grasim Industries, Ltd.	49,807	$723,077
	Great Eastern Shipping Co., Ltd. (The)	24,793	88,925
*	Greaves Cotton, Ltd.	38,261	44,547
	Greenply Industries, Ltd.	23,606	38,106
	Grindwell Norton, Ltd.	10,398	98,084
	Gujarat Alkalies & Chemicals, Ltd.	9,984	44,267
	Gujarat Ambuja Exports, Ltd.	35,446	68,601
*	Gujarat Fluorochemicals, Ltd.	13,383	103,793
	Gujarat Gas, Ltd.	45,979	232,732
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	57,726
	Gujarat Pipavav Port, Ltd.	94,018	111,524
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	41,914
	Gujarat State Petronet, Ltd.	78,663	213,877
	Gulf Oil Lubricants India, Ltd.	3,366	32,023
	Hatsun Agro Products, Ltd.	6,340	60,765
	Havells India, Ltd.	35,725	510,507
	HCL Technologies, Ltd.	186,334	2,329,095
	HDFC Asset Management Co., Ltd.	1,786	70,505
*	HDFC Bank, Ltd., ADR	4,000	288,400
*	HDFC Bank, Ltd.	235,578	4,497,289
*	HDFC Life Insurance Co., Ltd.	33,591	312,573
*	HealthCare Global Enterprises, Ltd.	498	1,039
	HEG, Ltd.	1,450	18,530
	HeidelbergCement India, Ltd.	32,536	97,710
*	Hemisphere Properties India, Ltd.	14,629	27,703
	Heritage Foods, Ltd.	4,050	15,375
	Hero MotoCorp, Ltd.	31,442	1,407,033
	Hester Biosciences, Ltd.	451	10,429
*	HFCL, Ltd.	296,593	117,575
	Hikal, Ltd.	21,706	50,437
	HIL, Ltd.	758	23,520
	Himadri Speciality Chemical, Ltd.	39,781	24,289
	Hindalco Industries, Ltd.	319,405	982,111
	Hinduja Global Solutions, Ltd.	1,337	20,320
*	Hindustan Oil Exploration Co., Ltd.	7,575	8,142
	Hindustan Petroleum Corp., Ltd.	110,736	331,037
	Hindustan Unilever, Ltd.	42,908	1,328,790
	Honeywell Automation India, Ltd.	588	314,926
	Housing Development Finance Corp., Ltd.	63,222	2,055,957
*	ICICI Bank, Ltd., Sponsored ADR	106,148	1,602,835
*	ICICI Lombard General Insurance Co., Ltd.	5,139	93,150
*	ICICI Prudential Life Insurance Co., Ltd.	15,424	101,764
*	IDFC First Bank, Ltd.	825,965	533,870
*	IDFC, Ltd.	368,247	220,488
*	IFB Industries, Ltd.	2,668	50,010
*	IFCI, Ltd.	304,825	37,090
	IIFL Finance, Ltd.	67,491	135,525
	IIFL Securities, Ltd.	67,491	42,821
	IIFL Wealth Management, Ltd.	9,642	135,616
	India Cements, Ltd. (The)	82,812	175,451
	India Glycols, Ltd.	2,704	13,614
	Indiabulls Housing Finance, Ltd.	112,851	295,163
*	Indiabulls Real Estate, Ltd.	85,305	86,307
*	Indian Bank	58,840	70,614
	Indian Hotels Co., Ltd. (The)	65,077	107,960
	Indian Hume Pipe Co., Ltd. (The)	7,493	19,587
	Indian Oil Corp., Ltd.	166,154	211,956
*	Indian Overseas Bank	301,966	45,240
	Indo Count Industries, Ltd.	24,075	45,080

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indoco Remedies, Ltd.	4,041	$16,516
	Indraprastha Gas, Ltd.	51,880	365,530
	Indus Towers, Ltd.	121,593	385,450
*	IndusInd Bank, Ltd.	30,204	352,085
*	Infibeam Avenues, Ltd.	76,781	79,810
	Info Edge India, Ltd.	1,355	81,550
	Infosys, Ltd., Sponsored ADR	22,480	379,462
	Infosys, Ltd.	384,314	6,569,631
*	Inox Leisure, Ltd.	24,804	108,723
*	Intellect Design Arena, Ltd.	15,315	68,370
*	InterGlobe Aviation, Ltd.	7,474	160,362
	Ipca Laboratories, Ltd.	11,605	296,058
	IRB Infrastructure Developers, Ltd.	48,779	71,640
	ITC, Ltd.	316,199	879,016
	ITD Cementation India, Ltd.	13,955	12,008
*	ITI, Ltd.	11,131	18,594
	J Kumar Infraprojects, Ltd.	13,503	26,845
*	Jagran Prakashan, Ltd.	33,725	18,878
	Jai Corp., Ltd.	9,299	10,693
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	42,110
	Jamna Auto Industries, Ltd.	34,285	28,624
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	162,235
	Jindal Saw, Ltd.	62,028	60,382
*	Jindal Stainless Hisar, Ltd.	23,161	43,322
*	Jindal Stainless, Ltd.	55,678	61,399
*	Jindal Steel & Power, Ltd.	200,361	706,063
	JK Cement, Ltd.	10,057	290,624
	JK Lakshmi Cement, Ltd.	13,770	59,905
	JK Paper, Ltd.	31,079	54,494
	JK Tyre & Industries, Ltd.	29,960	52,387
	JM Financial, Ltd.	125,477	137,357
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	53,185
	JSW Energy, Ltd.	171,454	166,889
	JSW Steel, Ltd.	397,413	1,976,363
	JTEKT India, Ltd.	9,992	11,859
	Jubilant Foodworks, Ltd.	20,379	724,232
	Jubilant Life Sciences, Ltd.	50,358	610,385
*	Just Dial, Ltd.	16,151	132,446
	Jyothy Labs, Ltd.	17,934	39,720
	Kajaria Ceramics, Ltd.	31,187	350,583
	Kalpataru Power Transmission, Ltd.	24,528	105,921
	Kansai Nerolac Paints, Ltd.	13,148	100,757
*	Karnataka Bank, Ltd. (The)	81,907	67,344
*	Karur Vysya Bank, Ltd. (The)	166,660	96,593
	Kaveri Seed Co., Ltd.	8,699	65,291
	KEC International, Ltd.	38,887	191,141
	KEI Industries, Ltd.	24,931	159,433
	Kiri Industries, Ltd.	4,301	27,394
	KNR Constructions, Ltd.	15,249	77,218
*	Kotak Mahindra Bank, Ltd.	21,270	497,557
	KPIT Technologies, Ltd.	55,541	107,159
	KPR Mill, Ltd.	7,566	94,500
	KRBL, Ltd.	28,061	90,786
	KSB, Ltd.	1,172	10,172
	L&T Finance Holdings, Ltd.	241,351	282,787
	Lakshmi Machine Works, Ltd.	669	48,545
	Larsen & Toubro Infotech, Ltd.	6,257	342,309
	Larsen & Toubro, Ltd.	45,279	827,526
	Laurus Labs, Ltd.	51,946	244,751

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance, Ltd.	159,000	$863,096
	Linde India, Ltd.	5,728	70,996
	LT Foods, Ltd.	41,893	31,055
	Lupin, Ltd.	58,881	812,484
	LUX Industries, Ltd.	1,750	39,313
*	Magma Fincorp, Ltd.	32,944	20,152
	Mahanagar Gas, Ltd.	11,558	163,762
	Maharashtra Seamless, Ltd.	9,763	37,140
*	Mahindra & Mahindra Financial Services, Ltd.	251,810	529,844
	Mahindra & Mahindra, Ltd., GDR	2,523	26,242
	Mahindra & Mahindra, Ltd.	207,468	2,134,843
*	Mahindra CIE Automotive, Ltd.	24,191	53,978
*	Mahindra Holidays & Resorts India, Ltd.	17,870	55,095
*	Mahindra Lifespace Developers, Ltd.	10,029	53,579
	Maithan Alloys, Ltd.	1,320	10,492
	Manappuram Finance, Ltd.	252,165	540,159
*	Mangalore Refinery & Petrochemicals, Ltd.	63,805	31,190
	Marico, Ltd.	93,949	533,299
	Marksans Pharma, Ltd.	95,755	72,917
	Maruti Suzuki India, Ltd.	8,453	834,963
	MAS Financial Services, Ltd.	2,665	32,085
	Mastek, Ltd.	1,872	28,849
*	Max Financial Services, Ltd.	8,594	80,303
*	Max Healthcare Institute, Ltd.	26,636	58,872
*	Max India, Ltd.	5,381	4,494
	Mayur Uniquoters, Ltd.	5,050	19,179
	Meghmani Organics, Ltd.	40,612	43,688
	Minda Industries, Ltd.	35,942	223,414
	Mindtree, Ltd.	8,989	201,870
*	Morepen Laboratories, Ltd.	39,894	15,192
	Motherson Sumi Systems, Ltd.	350,257	696,115
	Motilal Oswal Financial Services, Ltd.	11,769	98,969
	Mphasis, Ltd.	29,265	616,091
	MRF, Ltd.	552	634,446
	Muthoot Finance, Ltd.	60,208	913,791
	Narayana Hrudayalaya, Ltd.	1,382	8,479
	Natco Pharma, Ltd.	32,094	390,491
	National Aluminium Co., Ltd.	202,726	132,167
	Nava Bharat Ventures, Ltd.	45,002	35,667
	Navin Fluorine International, Ltd.	837	26,221
	Navneet Education, Ltd.	29,594	33,017
	NBCC India, Ltd.	83,860	35,659
	NCC, Ltd.	92,182	74,068
	NESCO, Ltd.	10,419	82,485
	Nestle India, Ltd.	3,163	742,285
	NHPC, Ltd.	340,938	113,350
	Nilkamal, Ltd.	2,477	51,084
	NLC India, Ltd.	77,823	54,917
	NOCIL, Ltd.	25,360	49,713
	NRB Bearings, Ltd.	20,064	27,893
	NTPC, Ltd.	182,459	221,375
*	Oberoi Realty, Ltd.	25,692	186,419
	Oil & Natural Gas Corp., Ltd.	131,900	160,696
	Oil India, Ltd.	38,413	58,564
*	Omaxe, Ltd.	17,826	18,046
	Oracle Financial Services Software, Ltd.	3,866	170,148
	Orient Cement, Ltd.	19,771	22,914
	Orient Refractories, Ltd.	7,743	22,865
	Page Industries, Ltd.	731	273,024

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Paisalo Digital, Ltd.	5,702	$53,831
	Parag Milk Foods, Ltd.	16,313	24,700
	Persistent Systems, Ltd.	18,361	384,470
	Petronet LNG, Ltd.	314,233	1,022,223
	Pfizer, Ltd.	2,484	157,356
	Phillips Carbon Black, Ltd.	27,109	70,789
*	Phoenix Mills, Ltd. (The)	14,048	143,128
	PI Industries, Ltd.	29,390	826,006
	Pidilite Industries, Ltd.	14,480	333,594
	Piramal Enterprises, Ltd.	32,025	572,557
*	PNB Housing Finance, Ltd.	6,460	29,431
	PNC Infratech, Ltd.	21,068	54,471
	Polyplex Corp., Ltd.	5,376	50,995
	Power Finance Corp., Ltd.	323,761	488,077
	Power Grid Corp. of India, Ltd.	147,809	371,911
	Praj Industries, Ltd.	38,085	59,834
*	Prakash Industries, Ltd.	18,220	12,832
	Prestige Estates Projects, Ltd.	54,482	199,132
*	Prism Johnson, Ltd.	20,426	25,030
	Procter & Gamble Health, Ltd.	2,147	209,078
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	235,469
	PSP Projects, Ltd.	3,321	18,819
	PTC India Financial Services, Ltd.	21,188	5,256
	PTC India, Ltd.	75,922	63,215
*	Punjab National Bank	436,946	200,253
	PVR, Ltd.	14,101	272,727
*	Quess Corp., Ltd.	13,566	107,486
	Radico Khaitan, Ltd.	21,396	142,478
	Rain Industries, Ltd.	51,180	88,009
	Rajesh Exports, Ltd.	29,992	196,079
	Rallis India, Ltd.	21,200	79,162
	Ramco Cements, Ltd. (The)	25,138	268,023
	Rashtriya Chemicals & Fertilizers, Ltd.	21,284	15,693
	Ratnamani Metals & Tubes, Ltd.	2,225	45,956
*	Raymond, Ltd.	14,947	65,782
	RBL Bank, Ltd.	64,474	188,982
	REC, Ltd.	336,306	609,779
	Redington India, Ltd.	115,863	212,415
*	Relaxo Footwears, Ltd.	15,272	171,972
	Reliance Industries, Ltd., GDR	21,211	1,072,465
	Reliance Industries, Ltd.	246,575	6,215,387
*	Reliance Power, Ltd.	225,835	10,330
*	Religare Enterprises, Ltd.	14,018	11,965
	Sanofi India, Ltd.	2,471	263,216
*	SBI Life Insurance Co., Ltd.	5,454	64,595
	Schaeffler India, Ltd.	1,115	65,623
	Security & Intelligence Services India, Ltd.	3,602	19,796
*	Sequent Scientific, Ltd.	31,610	90,842
	SH Kelkar & Co., Ltd.	2,220	3,649
	Sharda Cropchem, Ltd.	9,288	35,945
*	Sheela Foam, Ltd.	649	17,449
	Shilpa Medicare, Ltd.	8,141	46,919
	Shipping Corp. of India, Ltd.	48,621	56,782
*	Shoppers Stop, Ltd.	4,921	13,374
	Shree Cement, Ltd.	1,212	373,833
	Shriram City Union Finance, Ltd.	4,747	66,258
	Shriram Transport Finance Co., Ltd.	42,785	755,081
	Siemens, Ltd.	1,769	38,489
	SKF India, Ltd.	3,394	81,226

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sobha, Ltd.	22,239	$139,577
	Solar Industries India, Ltd.	5,278	86,291
	Solara Active Pharma Sciences, Ltd.	2,772	55,799
	Somany Home Innovation, Ltd.	13,542	31,452
	Sonata Software, Ltd.	22,141	118,422
*	South Indian Bank, Ltd. (The)	413,283	46,940
	SRF, Ltd.	8,369	612,486
	Srikalahasthi Pipes, Ltd.	2,107	4,259
*	State Bank of India	125,690	484,302
*	State Bank of India, GDR	1,095	42,431
*	Steel Authority of India, Ltd.	226,358	176,590
	Sterlite Technologies, Ltd.	45,756	112,844
	Strides Pharma Science, Ltd.	23,701	264,376
	Subros, Ltd.	10,510	48,866
	Sudarshan Chemical Industries	7,007	48,630
	Sun Pharmaceutical Industries, Ltd.	40,316	324,270
	Sun TV Network, Ltd.	39,645	258,909
	Sundaram Finance, Ltd.	1,856	43,149
	Sundaram-Clayton, Ltd.	625	26,931
	Sundram Fasteners, Ltd.	24,211	184,821
	Sunteck Realty, Ltd.	20,427	89,660
	Suprajit Engineering, Ltd.	18,045	51,414
	Supreme Industries, Ltd.	21,778	538,083
	Supreme Petrochem, Ltd.	17,029	85,252
	Surya Roshni, Ltd.	10,195	48,519
	Suven Pharmaceuticals, Ltd.	50,026	316,045
*	Suvidhaa Infoserve Pvt, Ltd.	10,084	863
	Swaraj Engines, Ltd.	1,454	25,889
	Symphony, Ltd.	4,435	60,595
*	Syngene International, Ltd.	14,924	116,268
	Tata Chemicals, Ltd.	43,095	279,620
	Tata Communications, Ltd.	14,629	201,383
	Tata Consultancy Services, Ltd.	66,494	2,843,265
	Tata Consumer Products, Ltd.	201,759	1,530,898
	Tata Elxsi, Ltd.	9,456	346,737
	Tata Metaliks, Ltd.	5,278	51,986
*	Tata Motors, Ltd.	668,549	2,386,827
	Tata Power Co., Ltd. (The)	213,953	220,709
*	Tata Steel Long Products, Ltd.	5,359	45,881
	Tata Steel, Ltd.	139,217	1,141,360
	TCI Express, Ltd.	4,916	61,231
	Tech Mahindra, Ltd.	170,682	2,240,041
	Techno Electric & Engineering Co., Ltd.	13,851	47,199
	Thermax, Ltd.	3,658	49,126
	Thyrocare Technologies, Ltd.	5,937	73,404
	Tide Water Oil Co India, Ltd.	261	15,262
	Time Technoplast, Ltd.	12,919	9,184
	Timken India, Ltd.	5,879	96,656
	Tinplate Co. of India, Ltd. (The)	13,266	29,167
	Titan Co., Ltd.	46,986	913,874
	Torrent Pharmaceuticals, Ltd.	11,562	409,795
	Torrent Power, Ltd.	36,474	154,706
	Transport Corp. of India, Ltd.	11,637	39,547
	Trent, Ltd.	6,550	56,321
	Trident, Ltd.	504,510	99,780
	Triveni Engineering & Industries, Ltd.	34,851	33,870
*	Triveni Turbine, Ltd.	34,210	39,547
	TTK Prestige, Ltd.	901	73,578
	Tube Investments of India, Ltd.	34,439	364,814

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TV Today Network, Ltd.	9,445	$32,021
*	TV18 Broadcast, Ltd.	190,935	73,402
	TVS Srichakra, Ltd.	1,157	29,888
*	UCO Bank	227,991	40,214
	Uflex, Ltd.	15,054	74,196
	UltraTech Cement, Ltd.	7,737	562,987
*	Union Bank of India	266,697	112,422
	United Breweries, Ltd.	2,254	40,127
*	United Spirits, Ltd.	60,316	478,087
	UPL, Ltd.	245,772	1,892,556
*	Usha Martin, Ltd.	24,809	9,972
*	VA Tech Wabag, Ltd.	11,864	30,226
	Vaibhav Global, Ltd.	2,986	106,949
	Vakrangee, Ltd.	74,772	53,485
*	Vardhman Textiles, Ltd.	7,337	104,258
	Varun Beverages, Ltd.	9,555	116,562
	Vedanta, Ltd.	532,806	1,173,362
	Vedanta, Ltd., ADR	28,241	245,983
*	Venky's India, Ltd.	2,499	51,811
	Vesuvius India, Ltd.	1,061	15,034
	V-Guard Industries, Ltd.	24,622	77,725
	Vinati Organics, Ltd.	11,500	190,335
	Vindhya Telelinks, Ltd.	1,145	12,629
	VIP Industries, Ltd.	12,578	58,486
*	V-Mart Retail, Ltd.	800	26,796
*	Vodafone Idea, Ltd.	1,828,064	275,962
	VRL Logistics, Ltd.	11,268	29,935
	VST Industries, Ltd.	1,793	86,586
	Welspun Corp., Ltd.	36,901	60,282
	Welspun Enterprises, Ltd.	15,445	15,878
	Welspun India, Ltd.	156,632	141,402
	West Coast Paper Mills, Ltd.	12,018	29,286
	Whirlpool of India, Ltd.	4,838	168,819
	Wipro, Ltd.	152,360	877,008
*	Wockhardt, Ltd.	13,260	86,804
*	Yes Bank, Ltd.	494,114	106,337
	Zee Entertainment Enterprises, Ltd.	252,028	755,091
	Zensar Technologies, Ltd.	25,706	82,949
TOTAL INDIA			139,081,894
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	1,935,200	214,726
	Adaro Energy Tbk PT	9,821,400	836,736
	Adhi Karya Persero Tbk PT	461,787	44,800
*	Agung Semesta Sejahtera Tbk PT	358,500	1,279
	AKR Corporindo Tbk PT	640,000	128,917
*	Alam Sutera Realty Tbk PT	5,254,900	71,563
	Aneka Tambang Tbk	2,901,820	456,413
*	Armidian Karyatama Tbk PT	230,900	154
	Arwana Citramulia Tbk PT	232,600	10,942
*	Asahimas Flat Glass Tbk PT	86,500	17,198
	Astra Agro Lestari Tbk PT	197,889	156,954
	Astra International Tbk PT	1,975,400	855,998
	Astra Otoparts Tbk PT	118,200	8,493
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	12,140
*	Asuransi Kresna Mitra Tbk PT	245,400	16,522
*	Bank Bukopin Tbk	2,664,000	87,071
	Bank Central Asia Tbk PT	377,200	907,215
	Bank Danamon Indonesia Tbk PT	627,263	127,486

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Mandiri Persero Tbk PT	1,414,918	$661,971
	Bank Negara Indonesia Persero Tbk PT	1,466,520	577,007
*	Bank Pan Indonesia Tbk PT	1,316,000	93,468
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	121,385
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	90,158
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	1,967,947
	Bank Tabungan Negara Persero Tbk PT	1,267,041	141,022
*	Barito Pacific Tbk PT	13,954,000	875,979
	Bayan Resources Tbk PT	16,000	16,538
*	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	20,530
	BISI International Tbk PT	468,500	37,896
*	Blue Bird Tbk PT	54,200	4,691
*	Buana Lintas Lautan Tbk PT	2,625,600	68,806
	Bukit Asam Tbk PT	1,560,500	285,722
*	Bumi Serpong Damai Tbk PT	2,092,800	167,250
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	8,200
	Charoen Pokphand Indonesia Tbk PT	1,011,100	412,904
	Ciputra Development Tbk PT	5,847,371	372,252
*	Citra Marga Nusaphala Persada Tbk PT	775,750	74,603
*	Delta Dunia Makmur Tbk PT	3,705,200	76,677
*	Eagle High Plantations Tbk PT	4,587,600	36,875
	Elnusa Tbk PT	1,952,600	49,595
*	Erajaya Swasembada Tbk PT	626,100	123,107
*	Gajah Tunggal Tbk PT	674,600	33,489
*	Gudang Garam Tbk PT	148,000	397,449
*	Hanson International Tbk PT	19,060,700	12,737
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	897,044
	Indika Energy Tbk PT	1,022,000	106,284
	Indo Tambangraya Megah Tbk PT	163,000	141,754
	Indocement Tunggal Prakarsa Tbk PT	66,000	62,694
	Indofood CBP Sukses Makmur Tbk PT	279,300	180,942
	Indofood Sukses Makmur Tbk PT	1,536,200	661,106
*	Indo-Rama Synthetics Tbk PT	40,300	7,616
*	Indosat Tbk PT	272,050	97,129
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,573,400	133,778
*	Inovisi Infracom Tbk PT	7,778	0
*	Integra Indocabinet Tbk PT	188,300	8,239
*	Inti Agri Resources Tbk PT	473,600	316
*	Intiland Development Tbk PT	3,125,700	45,344
	Japfa Comfeed Indonesia Tbk PT	2,168,300	209,415
	Jasa Marga Persero Tbk PT	367,226	112,811
	Jaya Real Property Tbk PT	932,000	35,817
	Kalbe Farma Tbk PT	3,102,300	323,382
*	Kapuas Prima Coal Tbk PT	1,985,300	18,789
*	Kawasan Industri Jababeka Tbk PT	5,953,389	63,751
*	KMI Wire & Cable Tbk PT	964,700	26,859
*	Krakatau Steel Persero Tbk PT	2,016,837	83,033
*	Kresna Graha Investama Tbk PT	4,311,200	21,155
	Link Net Tbk PT	368,200	74,693
*	Lippo Cikarang Tbk PT	848,155	63,328
*	Lippo Karawaci Tbk PT	18,448,295	229,154
*	Malindo Feedmill Tbk PT	473,600	22,000
*	Matahari Department Store Tbk PT	951,700	77,382
	Mayora Indah Tbk PT	2,753,725	547,039
*	Medco Energi Internasional Tbk PT	5,130,532	236,239
*	Media Nusantara Citra Tbk PT	2,591,200	190,336
	Metrodata Electronics Tbk PT	295,300	30,696
*	Mitra Adiperkasa Tbk PT	4,108,300	224,806
*	MNC Investama Tbk PT	9,936,200	37,525

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	MNC Land Tbk PT	3,810,100	$27,416
	Nippon Indosari Corpindo Tbk PT	323,700	33,426
	Pabrik Kertas Tjiwi Kimia Tbk PT	189,500	177,146
*	Pacific Strategic Financial Tbk PT	553,200	30,539
*	Pakuwon Jati Tbk PT	4,335,300	148,020
*	Pan Brothers Tbk PT	1,291,500	17,517
*	Panin Financial Tbk PT	8,949,500	153,615
*	Paninvest Tbk PT	148,100	8,471
	Perusahaan Gas Negara Tbk PT	1,640,000	156,262
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	147,786
*	Pool Advista Indonesia Tbk PT	91,300	122
	PP Persero Tbk PT	1,508,154	174,692
	Puradelta Lestari Tbk PT	2,214,800	34,334
	Ramayana Lestari Sentosa Tbk PT	1,111,824	50,898
*	Rimo International Lestari Tbk PT	3,756,500	2,510
*	Salim Ivomas Pratama Tbk PT	1,950,400	53,441
	Sarana Menara Nusantara Tbk PT	1,683,800	114,932
*	Sariguna Primatirta Tbk PT	541,800	18,531
*	Sawit Sumbermas Sarana Tbk PT	1,534,600	102,853
*	Sekawan Intipratama Tbk PT	1,471,800	0
	Selamat Sempurna Tbk PT	576,100	50,443
	Semen Baturaja Persero Tbk PT	772,600	44,117
	Semen Indonesia Persero Tbk PT	433,400	326,556
*	Sentul City Tbk PT	10,397,200	37,036
*	Siloam International Hospitals Tbk PT	132,431	49,003
*	Smartfren Telecom Tbk PT	953,400	3,659
	Sri Rejeki Isman Tbk PT	4,830,100	72,719
*	Summarecon Agung Tbk PT	3,716,100	182,926
*	Surya Citra Media Tbk PT	1,579,700	244,222
*	Surya Esa Perkasa Tbk PT	1,124,200	15,248
	Surya Semesta Internusa Tbk PT	1,861,600	59,597
	Telkom Indonesia Persero Tbk PT	915,700	202,388
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,307	277,031
	Tempo Scan Pacific Tbk PT	206,900	20,174
*	Tiga Pilar Sejahtera Food Tbk	839,100	14,345
*	Timah Tbk PT	1,442,756	172,968
*	Tiphone Mobile Indonesia Tbk PT	784,500	2,537
	Tower Bersama Infrastructure Tbk PT	2,483,000	395,035
*	Trada Alam Minera Tbk PT	5,604,000	3,745
*	Truba Alam Manuggal Engineering PT	2,841,000	0
	Tunas Baru Lampung Tbk PT	1,270,400	80,377
	Tunas Ridean Tbk PT	537,500	48,193
	Unilever Indonesia Tbk PT	350,500	172,675
	United Tractors Tbk PT	593,024	962,876
*	Vale Indonesia Tbk PT	716,600	279,109
	Waskita Beton Precast Tbk PT	5,424,200	96,355
	Waskita Karya Persero Tbk PT	1,328,763	133,435
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	7,057
	Wijaya Karya Beton Tbk PT	1,962,100	47,677
	Wijaya Karya Persero Tbk PT	1,429,459	182,403
	XL Axiata Tbk PT	1,564,900	246,663
TOTAL INDONESIA			21,536,401
IRELAND — (0.6%)
*	AIB Group P.L.C.	151,416	269,244
*	Bank of Ireland Group P.L.C.	292,457	1,086,440
*	C&C Group P.L.C.	81,512	257,150
*	Cairn Homes P.L.C	50,826	58,388
	CRH P.L.C.	1,971	80,879

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	CRH P.L.C., Sponsored ADR	186,326	$7,665,452
*	Datalex P.L.C.	10,864	7,082
*	FBD Holdings P.L.C.	7,366	63,174
*	Flutter Entertainment P.L.C.	19,406	3,613,183
*	Flutter Entertainment P.L.C.	14,185	2,638,182
	Glanbia P.L.C.	21,790	268,869
*	Greencore Group P.L.C.	114,245	181,491
*	Irish Continental Group P.L.C.	57,400	267,129
	Kerry Group P.L.C., Class A	6,479	879,245
*	Kingspan Group P.L.C.	30,102	2,043,488
*	Permanent TSB Group Holdings P.L.C.	11,387	10,993
	Smurfit Kappa Group P.L.C.	79,937	3,845,116
TOTAL IRELAND			23,235,505
ISRAEL — (0.5%)
*	Afcon Holdings, Ltd.	277	12,078
*	AFI Properties, Ltd.	4,877	177,458
*	Airport City, Ltd.	17,648	253,084
*	Allot, Ltd.	3,308	41,927
*	Alrov Properties and Lodgings, Ltd.	2,753	106,214
	Arad, Ltd.	2,321	33,927
	Ashtrom Group, Ltd.	7,575	143,048
	AudioCodes, Ltd.	2,046	61,102
*	Avgol Industries 1953, Ltd.	26,233	25,704
*	Azorim-Investment Development & Construction Co., Ltd.	18,629	54,505
	Azrieli Group, Ltd.	1,037	63,040
*	Bank Hapoalim BM	105,498	742,403
	Bank Leumi Le-Israel BM	310,253	1,911,889
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	30,582
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	273,826
*	Big Shopping Centers, Ltd.	1,289	137,613
	Blue Square Real Estate, Ltd.	1,706	106,012
*	Camtek, Ltd.	5,451	127,466
	Carasso Motors, Ltd.	11,769	49,224
#*	Cellcom Israel, Ltd.	27,071	110,847
*	Cellcom Israel, Ltd.	11,977	48,627
*	Ceragon Networks, Ltd.	16,269	72,397
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	168,453
	Danel Adir Yeoshua, Ltd.	1,587	236,651
	Delek Automotive Systems, Ltd.	14,896	147,615
*	Delek Group, Ltd.	1,164	35,539
	Delta-Galil Industries, Ltd.	7,386	173,373
	Dor Alon Energy in Israel 1988, Ltd.	1,389	32,019
	Duniec Brothers, Ltd.	324	10,308
*	El Al Israel Airlines	209,254	41,301
	Elbit Systems, Ltd.	2,679	369,755
	Elbit Systems, Ltd.	1,800	243,846
#	Electra Consumer Products 1970, Ltd.	5,785	223,630
	Electra, Ltd.	1,001	526,031
	Energix-Renewable Energies, Ltd.	20,253	75,586
#*	Equital, Ltd.	10,987	267,381
	First International Bank Of Israel, Ltd.	19,943	520,759
	FMS Enterprises Migun, Ltd.	917	23,288
	Formula Systems 1985, Ltd.	5,389	471,307
	Fox Wizel, Ltd.	6,475	594,131
	Gev-Yam Land Corp., Ltd.	38,100	303,462
#	Gilat Satellite Networks, Ltd.	11,636	139,273
*	Hadera Paper, Ltd.	3,184	169,831
#*	Hamlet Israel-Canada, Ltd.	1,748	32,338

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Harel Insurance Investments & Financial Services, Ltd.	49,434	$421,611
	Hilan, Ltd.	5,686	260,617
	ICL Group, Ltd.	64,027	340,634
	IDI Insurance Co., Ltd.	2,159	65,155
	Inrom Construction Industries, Ltd.	21,650	98,629
	Isracard, Ltd.	7,197	27,152
	Israel Canada T.R, Ltd.	36,509	98,833
	Israel Discount Bank, Ltd., Class A	343,985	1,328,896
	Israel Land Development - Urban Renewal, Ltd.	2,101	23,594
	Isras Investment Co., Ltd.	181	36,411
*	Kamada, Ltd.	6,921	45,558
	Kenon Holdings, Ltd.	3,303	89,648
	Kerur Holdings, Ltd.	2,125	54,891
	Klil Industries, Ltd.	429	39,820
	Malam - Team, Ltd.	176	47,010
	Matrix IT, Ltd.	14,912	321,283
	Maytronics, Ltd.	19,155	332,398
	Mediterranean Towers, Ltd.	4,563	12,797
	Mega Or Holdings, Ltd.	2,452	71,524
*	Mehadrin, Ltd.	269	10,782
	Meitav Dash Investments, Ltd.	13,800	75,204
*	Menora Mivtachim Holdings, Ltd.	10,796	179,037
#*	Migdal Insurance & Financial Holdings, Ltd.	181,872	200,592
	Mivne Real Estate KD, Ltd.	27,114	64,571
	Mizrahi Tefahot Bank, Ltd.	34,413	800,331
#*	Naphtha Israel Petroleum Corp., Ltd.	24,518	109,596
	Nawi Brothers, Ltd.	3,149	16,161
	Neto ME Holdings, Ltd.	679	28,184
#*	Nice, Ltd., Sponsored ADR	5,031	1,314,500
*	Nova Measuring Instruments, Ltd.	3,807	277,748
*	Oil Refineries, Ltd.	977,915	194,796
#	One Software Technologies, Ltd.	1,100	130,650
#*	OPC Energy, Ltd.	11,730	129,411
*	Partner Communications Co., Ltd.	81,126	388,766
	Paz Oil Co., Ltd.	3,442	338,328
*	Phoenix Holdings, Ltd. (The)	50,044	393,009
	Plasson Industries, Ltd.	1,457	76,153
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,827	186,522
	Scope Metals Group, Ltd.	4,129	86,119
#	Shapir Engineering and Industry, Ltd.	30,549	219,311
#*	Shikun & Binui, Ltd.	121,036	692,349
	Shufersal, Ltd.	31,507	262,039
	Strauss Group, Ltd.	9,128	260,247
*	Suny Cellular Communication, Ltd.	38,947	13,589
	Tadiran Holdings, Ltd.	1,501	136,973
#*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	49,845	587,174
*	Tower Semiconductor, Ltd.	15,804	442,038
*	Tower Semiconductor, Ltd.	4,323	122,699
	YH Dimri Construction & Development, Ltd.	1,486	63,169
TOTAL ISRAEL			20,905,359
ITALY — (1.5%)
	A2A SpA	757,223	1,227,899
	ACEA SpA	27,830	550,642
*	Aeffe SpA	11,360	14,042
*	Amplifon SpA	46,732	1,852,389
	Anima Holding SpA	99,501	462,008
*	Arnoldo Mondadori Editore SpA	71,829	118,200
	Ascopiave SpA	6,261	27,200

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Assicurazioni Generali SpA	84,093	$1,435,200
*	Atlantia SpA	27,083	429,042
*	Autogrill SpA	44,910	237,692
*	Autostrade Meridionali SpA	305	6,750
	Azimut Holding SpA	48,194	1,012,678
*	Banca Carige SpA	289	98
*	Banca Farmafactoring SpA	52,093	286,685
*	Banca Generali SpA	17,997	558,006
*	Banca IFIS SpA	8,342	84,553
*	Banca Monte dei Paschi di Siena SpA	3,026	3,779
*	Banca Popolare di Sondrio SCPA	206,084	505,697
*	Banca Profilo SpA	61,003	15,849
#*	Banca Sistema SpA	22,699	45,155
*	Banco BPM SpA	619,766	1,356,384
*	Banco di Desio e della Brianza SpA	12,951	38,101
	BasicNet SpA	6,718	32,135
#	Be Shaping The Future SpA	49,166	80,606
*	Biesse SpA	3,608	84,921
*	BPER Banca	484,932	890,883
#*	Brunello Cucinelli SpA	11,270	451,134
	Buzzi Unicem SpA	18,323	450,808
#*	Cairo Communication SpA	36,924	51,474
*	Carraro SpA	8,063	14,927
	Cementir Holding NV	22,837	187,630
*	Cerved Group SpA	71,833	613,375
*	CIR SpA-Compagnie Industriali	319,509	178,284
*	CNH Industrial NV	187,473	2,388,858
*	Credito Emiliano SpA	34,872	179,288
*	Credito Valtellinese SpA	28,591	398,419
*	d'Amico International Shipping SA	132,518	14,534
	Danieli & C Officine Meccaniche SpA	6,446	127,282
	Datalogic SpA	3,667	63,747
	De' Longhi SpA	9,505	341,122
	DiaSorin SpA	8,023	1,754,504
*	Elica SpA	4,280	15,030
*	Emak SpA	29,309	42,382
	Enel SpA	443,184	4,395,493
	Eni SpA	240,642	2,430,669
	ERG SpA	26,974	822,505
*	Eurotech SpA	5,643	33,163
	Ferrari NV	2,484	516,976
#	Fiera Milano SpA	7,744	22,959
*	Fila SpA	6,803	69,523
#*	Fincantieri SpA	66,621	41,674
*	FinecoBank Banca Fineco SpA	148,576	2,310,324
*	FNM SpA	64,413	41,854
*	Freni Brembo SpA	38,604	524,776
	Gruppo MutuiOnline SpA	12,607	491,561
	Hera SpA	344,254	1,202,673
*	Illimity Bank SpA	19,987	214,085
*	IMMSI SpA	154,940	73,927
	Infrastrutture Wireless Italiane SpA	4,366	46,887
	Interpump Group SpA	27,208	1,220,280
*	Intesa Sanpaolo SpA	1,524,814	3,324,254
	Iren SpA	215,090	530,111
	Italgas SpA	140,802	844,480
#*	Juventus Football Club SpA	197,124	183,472
	La Doria SpA	4,431	71,805
	Leonardo SpA	132,621	918,884

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	LU-VE SpA	1,368	$23,340
*	Maire Tecnimont SpA	57,102	130,268
*	Mediaset SpA	308,562	798,347
*	Mediobanca Banca di Credito Finanziario SpA	187,570	1,669,236
*	Moncler SpA	37,464	2,111,178
*	OVS SpA	87,500	108,147
	Piaggio & C SpA	120,217	426,183
*	Pirelli & C SpA	57,201	297,893
	Poste Italiane SpA	113,376	1,107,897
*	Prima Industrie SpA	2,367	40,759
	Prysmian SpA	28,368	913,848
	RAI Way SpA	25,222	155,572
	Recordati Industria Chimica e Farmaceutica SpA	27,985	1,448,202
	Reno de Medici SpA	121,336	147,437
	Reply SpA	4,940	604,291
*	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	21,601
	Sabaf SpA	1,357	27,147
	Saipem SpA	190,530	499,239
*	Saras SpA	104,591	68,629
	Servizi Italia SpA	5,016	13,633
*	Sesa SpA	1,443	169,326
	Snam SpA	288,756	1,514,152
*	Sogefi SpA	33,393	46,041
	SOL SpA	10,344	183,686
*	Technogym SpA	37,737	385,470
	Telecom Italia SpA	2,896,369	1,240,179
	Telecom Italia SpA, Sponsored ADR	48,868	209,644
#	Tenaris SA, ADR	1,800	27,828
	Terna Rete Elettrica Nazionale SpA	183,955	1,334,069
*	Tinexta S.p.A.	7,970	188,313
*	UniCredit SpA	187,900	1,712,306
#*	Unieuro SpA	4,908	77,728
*	Unipol Gruppo SpA	174,961	767,654
	UnipolSai Assicurazioni SpA	195,106	494,218
	Webuild SpA	30,099	44,627
	Zignago Vetro SpA	9,750	158,376
TOTAL ITALY			58,128,191
JAPAN — (15.6%)
	77 Bank, Ltd. (The)	24,200	304,253
	A&A Material Corp.	1,800	18,645
	A&D Co., Ltd.	10,900	121,747
	ABC-Mart, Inc.	1,500	85,320
	Abist Co., Ltd.	2,200	61,835
	Achilles Corp.	5,500	75,029
	Acom Co., Ltd.	20,700	90,996
	AD Works Group Co., Ltd.	8,180	12,186
	Adastria Co., Ltd.	17,480	320,052
	ADEKA Corp.	39,600	662,390
	Ad-sol Nissin Corp.	1,900	56,262
	Advan Co., Ltd.	3,200	33,508
	Advance Create Co., Ltd.	1,300	23,459
	Advantage Risk Management Co., Ltd.	2,100	12,772
	Advantest Corp.	25,700	2,030,995
	Adventure, Inc.	600	22,072
	Aeon Co., Ltd.	83,505	2,616,107
	Aeon Delight Co., Ltd.	10,000	261,873
	Aeon Fantasy Co., Ltd.	5,400	110,768
	AEON Financial Service Co., Ltd.	45,400	545,218

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Hokkaido Corp.	9,100	$86,404
	Aeon Mall Co., Ltd.	20,280	328,309
	Aeria, Inc.	8,800	45,817
	AFC-HD AMS Life Science Co., Ltd.	3,500	35,573
	AGC, Inc.	37,900	1,316,595
*	Ahresty Corp.	9,700	32,400
	Ai Holdings Corp.	7,100	134,010
	Aica Kogyo Co., Ltd.	8,900	289,616
	Aichi Bank, Ltd. (The)	3,100	82,528
	Aichi Steel Corp.	5,000	145,884
	Aichi Tokei Denki Co., Ltd.	1,400	58,320
	Aida Engineering, Ltd.	18,200	172,314
#*	Aiful Corp.	66,900	169,999
	Ain Holdings, Inc.	15,100	948,534
	Ainavo Holdings Co., Ltd.	1,300	13,727
	Air Water, Inc.	73,000	1,180,210
	Airport Facilities Co., Ltd.	9,700	44,581
	Aisan Industry Co., Ltd.	19,700	95,063
	Aisin Seiki Co., Ltd.	31,462	967,017
	Ajinomoto Co., Inc.	23,500	555,685
	Ajis Co., Ltd.	1,600	58,904
	Akatsuki Corp.	4,000	13,604
	Akatsuki, Inc.	1,900	86,321
#*	Akebono Brake Industry Co., Ltd.	23,100	33,741
	Akita Bank, Ltd. (The)	6,300	82,216
	Albis Co., Ltd.	2,100	48,777
	Alconix Corp.	12,700	191,977
	Alfresa Holdings Corp.	23,900	476,445
	Alinco, Inc.	7,800	70,368
	Alleanza Holdings Co., Ltd.	4,900	60,826
	Alpen Co., Ltd.	8,500	182,622
	Alpha Corp.	2,600	24,653
	Alps Alpine Co., Ltd.	60,400	807,163
	Alps Logistics Co., Ltd.	5,100	52,943
	Altech Corp.	5,610	111,463
	Amada Co., Ltd.	76,400	860,177
	Amano Corp.	15,300	355,796
	Amiyaki Tei Co., Ltd.	2,300	62,576
*	ANA Holdings, Inc.	5,100	108,456
	Anabuki Kosan, Inc.	1,900	29,817
	Anest Iwata Corp.	7,400	78,970
	AOI TYO Holdings, Inc.	10,554	44,841
	AOKI Holdings, Inc.	15,800	80,652
	Aomori Bank, Ltd. (The)	7,900	177,039
*	Aoyama Trading Co., Ltd.	20,500	119,979
	Aoyama Zaisan Networks Co., Ltd.	2,900	44,334
	Aozora Bank, Ltd.	33,300	613,731
	Apaman Co., Ltd.	3,400	18,903
	Arakawa Chemical Industries, Ltd.	6,500	73,786
	Arata Corp.	5,400	237,521
	Arcland Sakamoto Co., Ltd.	12,100	170,716
	Arcland Service Holdings Co., Ltd.	5,000	98,528
	Arcs Co., Ltd.	15,900	351,927
	Ardepro Co., Ltd.	22,200	9,789
	Arealink Co., Ltd.	3,200	29,277
	Ariake Japan Co., Ltd.	1,800	116,709
	ArtSpark Holdings, Inc.	2,900	51,967
	As One Corp.	1,000	146,668
	Asahi Group Holdings, Ltd.	38,300	1,546,259

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Holdings, Inc.	19,700	$750,044
	Asahi Intecc Co., Ltd.	28,200	925,873
	Asahi Kasei Corp.	257,400	2,862,239
	Asahi Kogyosha Co., Ltd.	1,900	52,877
	Asahi Net, Inc.	4,300	36,149
	Asahi Yukizai Corp.	4,900	71,098
	Asanuma Corp.	3,600	145,824
	Asax Co., Ltd.	300	2,096
	Ashimori Industry Co., Ltd.	3,300	29,247
	Asia Pile Holdings Corp.	11,800	54,199
	Asics Corp.	6,200	109,129
	ASKA Pharmaceutical Co., Ltd.	11,400	164,491
	ASKUL Corp.	4,600	162,447
	Astellas Pharma, Inc.	173,900	2,822,751
	Asti Corp.	800	11,191
	Asukanet Co., Ltd.	2,200	21,122
	Ateam, Inc.	3,800	42,311
	Atom Corp.	34,300	293,501
*	Atrae, Inc.	800	20,683
	Autobacs Seven Co., Ltd.	15,500	212,845
	Avant Corp.	6,000	79,003
	Avantia Co., Ltd.	4,800	39,423
	Avex, Inc.	8,600	105,066
	Awa Bank, Ltd. (The)	14,100	293,372
	Axial Retailing, Inc.	9,600	453,149
	Azbil Corp.	9,900	504,212
	Bandai Namco Holdings, Inc.	16,100	1,372,864
	Bando Chemical Industries, Ltd.	15,300	95,733
	Bank of Iwate, Ltd. (The)	5,600	103,294
	Bank of Kochi, Ltd. (The)	4,400	29,912
	Bank of Kyoto, Ltd. (The)	15,200	797,627
	Bank of Nagoya, Ltd. (The)	4,800	119,189
	Bank of Okinawa, Ltd. (The)	8,380	214,566
	Bank of Saga, Ltd. (The)	5,901	72,846
	Bank of the Ryukyus, Ltd.	16,200	113,268
	Baroque Japan, Ltd.	8,400	60,467
	BayCurrent Consulting, Inc.	6,800	1,025,241
	Beauty Garage, Inc.	1,200	27,832
	Belc Co., Ltd.	6,000	339,427
	Bell System24 Holdings, Inc.	16,300	291,146
	Belluna Co., Ltd.	21,200	232,513
	Benefit One, Inc.	20,200	572,577
	Benesse Holdings, Inc.	6,800	131,261
	BeNEXT Group, Inc.	9,400	110,861
*	Bengo4.com, Inc.	900	99,992
	Bic Camera, Inc.	31,500	340,679
	BML, Inc.	9,100	316,678
	Bookoff Group Holdings, Ltd.	3,500	28,903
	BP Castrol K.K.	3,500	41,243
	Br Holdings Corp.	6,300	39,572
	Bridgestone Corp.	86,100	3,207,868
	Broadleaf Co., Ltd.	31,200	188,236
	BRONCO BILLY Co., Ltd.	800	17,045
	Brother Industries, Ltd.	74,000	1,650,093
	Bunka Shutter Co., Ltd.	25,000	223,082
	Business Brain Showa-Ota, Inc.	1,400	22,985
	C Uyemura & Co., Ltd.	1,200	90,045
	Calbee, Inc.	7,900	233,629
	Can Do Co., Ltd.	1,500	26,358

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon Electronics, Inc.	7,200	$120,809
	Canon Marketing Japan, Inc.	14,200	311,578
	Canon, Inc.	46,100	1,019,801
	Capcom Co., Ltd.	18,800	1,179,500
	Career Design Center Co., Ltd.	1,300	11,053
	Carlit Holdings Co., Ltd.	8,000	54,980
	Casio Computer Co., Ltd.	25,800	455,809
	Cawachi, Ltd.	5,600	156,490
	CDS Co., Ltd.	1,300	17,147
	Central Glass Co., Ltd.	15,400	314,810
	Central Japan Railway Co.	6,400	916,430
	Central Security Patrols Co., Ltd.	1,900	60,280
	Central Sports Co., Ltd.	3,500	72,207
	Charm Care Corp. KK	1,400	17,691
	Chiba Bank, Ltd. (The)	81,900	445,463
	Chiba Kogyo Bank, Ltd. (The)	20,700	46,915
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,800	147,368
	Chino Corp.	2,200	29,237
	Chiyoda Co., Ltd.	6,800	60,299
	Chodai Co., Ltd.	3,100	46,109
	Chori Co., Ltd.	4,400	64,140
	Chubu Electric Power Co., Inc.	35,600	436,019
	Chubu Shiryo Co., Ltd.	8,300	111,364
	Chuetsu Pulp & Paper Co., Ltd.	11,700	134,240
	Chugai Pharmaceutical Co., Ltd.	4,500	235,481
	Chugai Ro Co., Ltd.	2,700	41,493
	Chugoku Bank, Ltd. (The)	46,300	360,237
	Chugoku Electric Power Co., Inc. (The)	31,100	383,490
	Chugoku Marine Paints, Ltd.	19,100	173,395
	Chukyo Bank, Ltd. (The)	4,300	74,668
	CI Takiron Corp.	19,000	118,167
	Citizen Watch Co., Ltd.	119,300	362,753
	CK-San-Etsu Co., Ltd.	800	29,045
	Cleanup Corp.	9,900	43,431
	CMIC Holdings Co., Ltd.	7,700	108,097
	CMK Corp.	21,000	81,975
	Coca-Cola Bottlers Japan Holdings, Inc.	12,014	182,377
	cocokara fine, Inc.	4,900	319,117
	Colowide Co., Ltd.	23,500	428,686
	Computer Engineering & Consulting, Ltd.	12,800	171,690
	COMSYS Holdings Corp.	18,000	533,123
	Comture Corp.	8,200	227,318
	Concordia Financial Group, Ltd.	167,024	604,472
	CONEXIO Corp.	12,800	167,174
	Core Corp.	1,100	15,834
	Cosel Co., Ltd.	6,300	68,048
	Cosmo Energy Holdings Co., Ltd.	35,400	783,923
	Cosmos Initia Co., Ltd.	2,200	7,560
	Cosmos Pharmaceutical Corp.	4,200	640,367
	Create Medic Co., Ltd.	2,900	26,883
#*	Create Restaurants Holdings, Inc.	31,400	242,020
	Create SD Holdings Co., Ltd.	13,600	441,334
	Credit Saison Co., Ltd.	52,100	594,286
	Creek & River Co., Ltd.	3,500	38,406
	Cresco, Ltd.	4,000	48,605
	CTI Engineering Co., Ltd.	5,800	135,063
	CTS Co., Ltd.	9,600	84,669
	Curves Holdings Co., Ltd.	16,100	128,637
	CyberAgent, Inc.	16,200	1,014,193

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Cybernet Systems Co., Ltd.	2,100	$18,926
Cybozu, Inc.	5,400	135,335
Dai Nippon Printing Co., Ltd.	31,500	542,971
Dai Nippon Toryo Co., Ltd.	11,300	99,878
Daibiru Corp.	10,500	119,478
Daicel Corp.	92,100	700,617
Dai-Dan Co., Ltd.	2,900	78,694
Daido Kogyo Co., Ltd.	3,211	22,242
Daido Metal Co., Ltd.	20,900	100,201
Daido Steel Co., Ltd.	14,800	605,628
Daifuku Co., Ltd.	11,100	1,266,816
Daihatsu Diesel Manufacturing Co., Ltd.	7,200	28,248
Daihen Corp.	7,600	359,566
Daiho Corp.	5,400	192,005
Dai-Ichi Cutter Kogyo K.K.	2,000	25,394
Daiichi Jitsugyo Co., Ltd.	4,000	157,983
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	100,412
Dai-ichi Life Holdings, Inc.	64,900	988,868
Daiichi Sankyo Co., Ltd.	10,200	328,348
Daiichikosho Co., Ltd.	13,300	458,855
Daiken Corp.	6,500	110,643
Daiken Medical Co., Ltd.	4,400	23,531
Daiki Aluminium Industry Co., Ltd.	14,600	100,024
Daikin Industries, Ltd.	11,700	2,470,248
Daikoku Denki Co., Ltd.	2,900	24,119
Daikokutenbussan Co., Ltd.	3,100	165,118
Daikyonishikawa Corp.	24,300	179,998
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	106,565
Daio Paper Corp.	35,900	648,384
Daiohs Corp.	2,300	21,120
Daiseki Co., Ltd.	8,300	262,941
Daiseki Eco. Solution Co., Ltd.	3,240	24,793
Daishi Hokuetsu Financial Group, Inc.	15,550	324,595
Daishinku Corp.	2,900	65,349
Daisue Construction Co., Ltd.	3,600	28,569
Daito Bank, Ltd. (The)	4,200	24,509
Daito Pharmaceutical Co., Ltd.	6,880	243,379
Daito Trust Construction Co., Ltd.	12,300	1,281,831
Daitron Co., Ltd.	3,600	54,703
Daiwa House Industry Co., Ltd.	106,700	3,025,034
Daiwa Securities Group, Inc.	199,100	947,604
Daiwabo Holdings Co., Ltd.	11,100	935,552
DCM Holdings Co., Ltd.	48,200	487,057
Dear Life Co., Ltd.	11,100	46,274
Denka Co., Ltd.	42,500	1,618,588
Denso Corp.	19,600	1,089,468
Dentsu Group, Inc.	28,300	902,638
Dexerials Corp.	37,800	495,163
DIC Corp.	40,900	1,001,370
Digital Arts, Inc.	4,400	417,104
Digital Garage, Inc.	5,400	184,877
Digital Hearts Holdings Co., Ltd.	5,100	61,522
Digital Information Technologies Corp.	3,200	50,488
Dip Corp.	12,300	337,561
Disco Corp.	1,900	618,104
DKK-Toa Corp.	1,800	14,492
DKS Co., Ltd.	3,800	136,710
DMG Mori Co., Ltd.	42,900	673,614
Double Standard, Inc.	1,000	40,771

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co., Ltd.	10,200	$151,644
	Dowa Holdings Co., Ltd.	23,800	870,503
*	Drecom Co., Ltd.	2,400	18,216
	DTS Corp.	18,800	400,620
	Dvx, Inc.	2,900	28,256
	Dynic Corp.	2,100	15,759
	Eagle Industry Co., Ltd.	14,900	155,545
	Earth Corp.	2,100	119,877
	East Japan Railway Co.	13,700	903,681
	Ebara Corp.	34,500	1,191,178
	Ebara Foods Industry, Inc.	2,400	57,850
	Ebara Jitsugyo Co., Ltd.	900	32,595
	Ebase Co., Ltd.	7,200	73,208
*	eBook Initiative Japan Co., Ltd.	1,200	26,489
	Eco's Co., Ltd.	4,300	76,781
	EDION Corp.	35,200	344,960
	EF-ON, Inc.	10,080	101,522
	eGuarantee, Inc.	9,100	202,247
	E-Guardian, Inc.	2,900	83,059
	Ehime Bank, Ltd. (The)	13,100	120,664
	Eidai Co., Ltd.	16,800	47,211
	Eiken Chemical Co., Ltd.	4,300	94,584
	Eisai Co., Ltd.	7,700	561,973
	Eizo Corp.	6,600	237,050
	Elan Corp.	9,800	139,076
	Elecom Co., Ltd.	7,400	350,550
	Electric Power Development Co., Ltd.	8,500	138,772
	Elematec Corp.	8,004	75,833
	EM Systems Co., Ltd.	8,000	73,751
	Endo Lighting Corp.	8,800	46,895
	ENEOS Holdings, Inc.	407,868	1,652,984
	Enigmo, Inc.	8,600	100,758
	en-japan, Inc.	12,600	360,892
	Enomoto Co., Ltd.	2,700	38,501
	Enshu, Ltd.	1,800	15,100
	EPCO Co., Ltd.	800	7,164
	EPS Holdings, Inc.	13,600	132,384
	eRex Co., Ltd.	8,600	142,536
	ES-Con Japan, Ltd.	23,400	163,502
	Escrow Agent Japan, Inc.	6,800	18,542
	Eslead Corp.	3,600	51,030
	ESPEC Corp.	4,400	83,377
	Exedy Corp.	15,500	232,056
	Ezaki Glico Co., Ltd.	2,700	118,633
	FALCO HOLDINGS Co., Ltd.	1,100	17,903
	FAN Communications, Inc.	20,800	80,788
	Fancl Corp.	14,300	525,032
	FANUC Corp.	1,500	391,604
	Fast Retailing Co., Ltd.	4,500	3,867,849
	FCC Co., Ltd.	24,400	391,490
*	FDK Corp.	5,200	73,149
	Feed One Co., Ltd.	8,996	75,084
	Ferrotec Holdings Corp.	18,200	291,707
*	FFRI Security, Inc.	1,000	21,301
	FIDEA Holdings Co., Ltd.	76,000	77,850
	Financial Products Group Co., Ltd.	24,600	117,085
	FINDEX, Inc.	4,200	44,494
	First Bank of Toyama, Ltd. (The)	12,800	35,229
	First Brothers Co., Ltd.	2,700	25,054

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	First Juken Co., Ltd.	3,300	$33,354
	Fixstars Corp.	6,000	53,462
	FJ Next Co., Ltd.	6,300	60,793
	Focus Systems Corp.	1,500	13,403
	Forval Corp.	3,700	29,129
	Foster Electric Co., Ltd.	8,800	130,571
	FP Corp.	19,400	776,316
	France Bed Holdings Co., Ltd.	11,700	103,672
	Freebit Co., Ltd.	5,200	48,479
	Freund Corp.	2,400	18,006
	F-Tech, Inc.	6,600	39,245
	FTGroup Co., Ltd.	4,600	60,129
	Fudo Tetra Corp.	10,550	171,149
	Fuji Co., Ltd.	8,900	167,410
	Fuji Corp.	22,100	577,635
	Fuji Corp.	3,400	67,411
	Fuji Corp., Ltd.	11,200	67,831
	Fuji Die Co., Ltd.	3,700	23,014
	Fuji Electric Co., Ltd.	28,100	1,119,669
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	4,489
	Fuji Kyuko Co., Ltd.	7,200	347,877
*	Fuji Oil Co., Ltd.	21,300	43,754
	Fuji Oil Holdings, Inc.	14,000	409,444
	Fuji Pharma Co., Ltd.	3,500	40,687
	Fuji Seal International, Inc.	20,000	371,386
	Fuji Soft, Inc.	1,900	98,153
	Fujibo Holdings, Inc.	4,500	172,804
	Fujicco Co., Ltd.	4,000	78,053
	FUJIFILM Holdings Corp.	15,800	905,056
	Fujikura Composites, Inc.	6,800	25,607
	Fujikura Kasei Co., Ltd.	10,700	50,434
*	Fujikura, Ltd.	153,600	719,869
	Fujimak Corp.	1,400	9,950
	Fujimori Kogyo Co., Ltd.	7,600	337,517
	Fujio Food Group, Inc.	1,100	13,143
	Fujisash Co., Ltd.	38,500	29,057
	Fujitec Co., Ltd.	5,000	109,088
	Fujitsu General, Ltd.	11,300	280,881
	Fujitsu, Ltd.	21,350	3,258,006
	Fujiya Co., Ltd.	1,800	38,949
	FuKoKu Co., Ltd.	6,500	41,771
	Fukuda Corp.	2,900	141,157
	Fukuda Denshi Co., Ltd.	1,500	115,272
	Fukui Bank, Ltd. (The)	8,800	157,968
	Fukui Computer Holdings, Inc.	3,600	130,196
	Fukuoka Financial Group, Inc.	45,280	809,993
	Fukushima Galilei Co., Ltd.	5,100	211,806
	Fukuyama Transporting Co., Ltd.	9,800	382,111
	FULLCAST Holdings Co., Ltd.	6,800	108,759
	Funai Soken Holdings, Inc.	11,560	255,816
	Furukawa Battery Co., Ltd. (The)	7,400	108,685
	Furukawa Co., Ltd.	14,700	170,184
	Furukawa Electric Co., Ltd.	29,300	790,048
	Furuno Electric Co., Ltd.	9,500	103,243
	Furusato Industries, Ltd.	2,600	31,492
	Furyu Corp.	7,700	83,436
	Fuso Chemical Co., Ltd.	11,800	418,214
	Fuso Pharmaceutical Industries, Ltd.	3,000	75,450
	Futaba Industrial Co., Ltd.	36,800	176,648

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Future Corp.	15,100	$253,300
	Fuyo General Lease Co., Ltd.	11,600	803,957
	G-7 Holdings, Inc.	8,000	185,669
	Gakken Holdings Co., Ltd.	6,000	98,282
	Gakkyusha Co., Ltd.	2,400	30,779
	GCA Corp.	6,600	43,017
	Gecoss Corp.	7,400	66,618
	Genki Sushi Co., Ltd.	1,800	41,975
	Genky DrugStores Co., Ltd.	4,900	177,543
	Geo Holdings Corp.	20,300	238,217
	Geostr Corp.	6,900	20,914
	Gfoot Co., Ltd.	3,500	13,995
	Giken, Ltd.	6,500	306,064
	GL Sciences, Inc.	2,400	62,842
	GLOBERIDE, Inc.	6,200	248,070
	Glory, Ltd.	24,400	472,948
	Glosel Co., Ltd.	4,200	19,825
	GMO Financial Holdings, Inc.	12,300	83,639
	GMO GlobalSign Holdings K.K.	1,300	117,754
	GMO internet, Inc.	18,600	525,441
	GMO Payment Gateway, Inc.	7,600	1,082,765
	Godo Steel, Ltd.	4,400	80,799
	Goldwin, Inc.	5,600	337,530
	Golf Digest Online, Inc.	6,700	56,923
	Grandy House Corp.	7,600	29,286
	GS Yuasa Corp.	38,600	1,140,321
	GSI Creos Corp.	1,900	33,720
	G-Tekt Corp.	11,000	154,050
*	GungHo Online Entertainment, Inc.	10,250	255,536
	Gunma Bank, Ltd. (The)	124,100	382,787
	Gunze, Ltd.	6,400	204,088
	H.U. Group Holdings, Inc.	28,200	838,500
	H2O Retailing Corp.	39,625	284,681
	HABA Laboratories, Inc.	1,500	58,175
	Hachijuni Bank, Ltd. (The)	105,600	337,632
	Hagihara Industries, Inc.	3,600	49,622
	Hagiwara Electric Holdings Co., Ltd.	3,200	80,869
	Hakudo Co., Ltd.	5,000	67,278
	Hakuhodo DY Holdings, Inc.	37,500	543,404
	Hakuto Co., Ltd.	6,600	77,226
	Halows Co., Ltd.	3,100	96,364
	Hamakyorex Co., Ltd.	9,000	262,972
	Hamamatsu Photonics KK	8,600	498,818
	Handsman Co., Ltd.	1,000	18,097
	Hankyu Hanshin Holdings, Inc.	34,900	1,129,190
	Hanwa Co., Ltd.	14,200	366,823
	Happinet Corp.	5,000	74,156
	Harada Industry Co., Ltd.	4,200	34,208
	Hard Off Corp. Co., Ltd.	3,900	28,284
	Harima Chemicals Group, Inc.	6,500	56,603
	Haruyama Holdings, Inc.	4,000	25,943
	Haseko Corp.	132,600	1,562,982
	Hayashikane Sangyo Co., Ltd.	3,600	20,307
	Hazama Ando Corp.	87,720	608,272
	Heiwa Corp.	22,000	308,454
	Heiwa Real Estate Co., Ltd.	8,500	290,864
	Heiwado Co., Ltd.	15,800	326,628
	Helios Techno Holding Co., Ltd.	12,400	36,368
	Hibino Corp.	2,100	22,520

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hiday Hidaka Corp.	7,181	$120,647
	Hikari Tsushin, Inc.	3,800	796,916
	Hino Motors, Ltd.	95,600	823,992
	Hinokiya Group Co., Ltd.	100	1,933
	Hioki EE Corp.	600	23,515
	Hirakawa Hewtech Corp.	5,200	62,037
	Hirata Corp.	700	55,359
	Hirogin Holdings, Inc.	79,400	461,314
	Hirose Electric Co., Ltd.	735	115,401
	Hiroshima Gas Co., Ltd.	14,400	51,812
*	HIS Co., Ltd.	16,500	282,785
	Hisamitsu Pharmaceutical Co., Inc.	300	17,969
	Hitachi Capital Corp.	35,100	865,985
	Hitachi Construction Machinery Co., Ltd.	27,400	798,696
	Hitachi Metals, Ltd.	19,610	312,871
	Hitachi Transport System, Ltd.	20,000	587,812
	Hitachi Zosen Corp.	79,200	452,021
	Hitachi, Ltd.	106,500	4,387,297
	Hito Communications Holdings, Inc.	3,400	59,359
	Hochiki Corp.	4,900	59,055
	Hodogaya Chemical Co., Ltd.	2,800	146,723
	Hogy Medical Co., Ltd.	7,000	213,658
	Hokkaido Electric Power Co., Inc.	60,000	254,538
	Hokkaido Gas Co., Ltd.	4,400	65,769
	Hokkan Holdings, Ltd.	4,700	64,233
	Hokko Chemical Industry Co., Ltd.	9,200	101,647
	Hokkoku Bank, Ltd. (The)	9,200	212,080
	Hokuetsu Corp.	66,900	284,670
	Hokuetsu Industries Co., Ltd.	13,700	135,792
	Hokuhoku Financial Group, Inc.	49,200	434,250
	Hokuriku Electric Industry Co., Ltd.	4,100	35,432
	Hokuriku Electric Power Co.	52,300	342,277
	Hokuto Corp.	8,300	171,253
	Honda Motor Co., Ltd., Sponsored ADR	37,467	992,126
	Honda Motor Co., Ltd.	126,900	3,351,008
	Honda Tsushin Kogyo Co., Ltd.	4,100	18,599
	H-One Co., Ltd.	10,200	73,126
	Honeys Holdings Co., Ltd.	5,900	55,093
	Honshu Chemical Industry Co., Ltd.	2,600	45,185
	Hoosiers Holdings	16,300	103,177
	Horiba, Ltd.	12,300	805,253
	Hoshizaki Corp.	400	35,504
	Hosokawa Micron Corp.	2,800	165,473
	Hotland Co., Ltd.	2,900	33,459
	House Foods Group, Inc.	2,800	103,436
	Howa Machinery, Ltd.	6,400	51,415
	Hoya Corp.	32,800	4,196,887
	Hulic Co., Ltd.	20,496	231,728
	Hyakugo Bank, Ltd. (The)	93,200	261,328
	Hyakujushi Bank, Ltd. (The)	8,700	123,826
*	I K K, Inc.	5,400	31,560
	Ibiden Co., Ltd.	14,900	691,411
	IBJ, Inc.	8,000	66,636
	Ichibanya Co., Ltd.	1,800	87,989
	Ichigo, Inc.	129,300	356,016
	Ichiken Co., Ltd.	3,500	62,920
	Ichikoh Industries, Ltd.	24,000	154,605
	Ichinen Holdings Co., Ltd.	13,300	155,529
	Ichiyoshi Securities Co., Ltd.	15,300	73,441

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ID Holdings Corp.	3,200	$37,699
	Idec Corp.	8,500	150,064
	Idemitsu Kosan Co., Ltd.	40,341	947,366
	IDOM, Inc.	46,100	269,106
	Ihara Science Corp.	3,600	60,706
	IHI Corp.	59,800	1,047,231
	Iida Group Holdings Co., Ltd.	20,116	443,753
	Iino Kaiun Kaisha, Ltd.	42,200	162,601
	IJTT Co., Ltd.	10,900	50,145
	Ikegami Tsushinki Co., Ltd.	3,300	26,917
	Imagica Group, Inc.	3,700	13,027
	Imasen Electric Industrial	2,200	14,801
	Imuraya Group Co., Ltd.	1,500	36,598
	Inaba Denki Sangyo Co., Ltd.	7,800	182,325
	Inaba Seisakusho Co., Ltd.	4,100	55,423
	Inabata & Co., Ltd.	17,100	240,078
	Ines Corp.	8,100	110,196
	I-Net Corp.	7,230	106,711
	Infocom Corp.	12,200	353,802
	Infomart Corp.	68,000	582,495
	Information Services International-Dentsu, Ltd.	10,800	398,313
	Innotech Corp.	5,100	59,847
	Inpex Corp.	238,700	1,381,726
	Intage Holdings, Inc.	17,000	190,429
	Intelligent Wave, Inc.	1,900	12,923
	Internet Initiative Japan, Inc.	28,000	573,878
	Inui Global Logistics Co., Ltd.	4,700	41,844
	I-O Data Device, Inc.	4,000	39,245
	I-PEX, Inc.	3,500	70,366
	IR Japan Holdings, Ltd.	2,700	451,057
	Iriso Electronics Co., Ltd.	1,000	45,560
	I'rom Group Co., Ltd.	800	13,360
	ISB Corp.	1,800	21,764
*	Iseki & Co., Ltd.	8,700	112,428
	Isetan Mitsukoshi Holdings, Ltd.	94,200	579,160
	Ishihara Sangyo Kaisha, Ltd.	16,100	113,122
	Ishii Iron Works Co., Ltd.	500	13,690
	Ishizuka Glass Co., Ltd.	1,100	18,922
	Isuzu Motors, Ltd.	107,000	1,023,224
	Ito En, Ltd.	9,800	611,498
	ITOCHU Corp.	59,800	1,712,611
	Itochu Enex Co., Ltd.	26,300	252,750
	Itochu Techno-Solutions Corp.	17,700	623,997
	Itochu-Shokuhin Co., Ltd.	2,100	105,747
	Itoham Yonekyu Holdings, Inc.	42,368	286,698
	Itoki Corp.	13,300	41,213
*	Itokuro, Inc.	1,300	12,954
	IwaiCosmo Holdings, Inc.	6,100	81,735
	Iwaki & Co., Ltd.	15,000	92,269
	Iwaki Co., Ltd.	1,300	9,960
	Iwasaki Electric Co., Ltd.	3,700	48,490
	Iwatani Corp.	22,900	1,412,486
	Iyo Bank, Ltd. (The)	66,643	382,499
	Izumi Co., Ltd.	13,300	477,968
	J Front Retailing Co., Ltd.	67,000	555,073
	J Trust Co., Ltd.	31,400	76,649
	JAC Recruitment Co., Ltd.	7,200	127,967
	Jaccs Co., Ltd.	11,800	210,526
	Jalux, Inc.	3,000	39,562

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jamco Corp.	5,300	$33,463
	Janome Sewing Machine Co., Ltd.	8,100	63,276
*	Japan Airlines Co., Ltd.	30,600	546,204
	Japan Airport Terminal Co., Ltd.	7,200	378,785
	Japan Asia Group, Ltd.	12,300	141,387
*	Japan Asset Marketing Co., Ltd.	40,100	44,424
	Japan Aviation Electronics Industry, Ltd.	31,000	481,145
	Japan Best Rescue System Co., Ltd.	5,100	41,273
	Japan Cash Machine Co., Ltd.	9,600	46,825
*	Japan Display, Inc.	912,700	408,761
	Japan Electronic Materials Corp.	3,000	57,084
	Japan Exchange Group, Inc.	42,300	987,514
	Japan Investment Adviser Co., Ltd.	3,700	39,176
	Japan Lifeline Co., Ltd.	22,600	326,079
	Japan Material Co., Ltd.	22,600	315,520
	Japan Medical Dynamic Marketing, Inc.	10,700	223,569
	Japan Oil Transportation Co., Ltd.	1,600	40,127
	Japan Post Holdings Co., Ltd.	92,300	734,022
	Japan Post Insurance Co., Ltd.	9,100	178,735
	Japan Property Management Center Co., Ltd.	6,000	67,057
	Japan Pulp & Paper Co., Ltd.	5,200	175,923
	Japan Securities Finance Co., Ltd.	39,400	195,694
	Japan Steel Works, Ltd. (The)	42,000	1,166,894
	Japan Tobacco, Inc.	130,000	2,582,357
	Japan Transcity Corp.	13,100	65,545
	Japan Wool Textile Co., Ltd. (The)	24,300	221,072
	JBCC Holdings, Inc.	3,900	54,633
	JCR Pharmaceuticals Co., Ltd.	4,000	131,742
	JCU Corp.	14,200	528,925
	Jeol, Ltd.	14,500	593,792
*	JFE Holdings, Inc.	63,132	547,755
	JGC Holdings Corp.	58,300	660,533
#*	JIG-SAW, Inc.	900	110,096
	Jimoto Holdings, Inc.	6,050	46,410
	JINS Holdings, Inc.	4,900	318,373
	JK Holdings Co., Ltd.	7,000	54,120
	JM Holdings Co., Ltd.	5,600	109,175
	JMS Co., Ltd.	6,200	55,321
	Joban Kosan Co., Ltd.	2,100	26,997
	J-Oil Mills, Inc.	4,900	172,942
	Joshin Denki Co., Ltd.	8,000	209,492
	JP-Holdings, Inc.	16,300	43,989
	JSB Co., Ltd.	400	13,009
	JSP Corp.	4,400	71,179
	JSR Corp.	16,600	506,559
	JTEKT Corp.	86,100	765,061
	Juki Corp.	19,400	117,228
	Juroku Bank, Ltd. (The)	12,600	222,050
	Justsystems Corp.	6,400	465,020
	JVCKenwood Corp.	82,500	137,130
	Kaga Electronics Co., Ltd.	8,400	196,160
	Kajima Corp.	99,000	1,326,461
	Kakaku.com, Inc.	19,300	558,976
	Kaken Pharmaceutical Co., Ltd.	15,400	604,387
	Kakiyasu Honten Co., Ltd.	2,300	58,051
	Kameda Seika Co., Ltd.	4,000	185,273
	Kamei Corp.	10,900	124,264
	Kamigumi Co., Ltd.	25,100	442,789
	Kanaden Corp.	9,000	104,243

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co., Ltd.	3,000	$110,670
	Kanamic Network Co., Ltd.	7,600	50,240
	Kanamoto Co., Ltd.	17,600	376,423
	Kandenko Co., Ltd.	39,600	341,341
	Kaneka Corp.	17,800	639,252
	Kaneko Seeds Co., Ltd.	2,800	42,400
	Kanematsu Corp.	40,000	503,081
	Kanematsu Electronics, Ltd.	6,200	229,801
	Kansai Electric Power Co., Inc. (The)	48,800	478,454
	Kansai Mirai Financial Group, Inc.	37,123	177,671
	Kansai Paint Co., Ltd.	13,900	409,147
	Kansai Super Market, Ltd.	5,400	58,219
	Kanto Denka Kogyo Co., Ltd.	31,300	250,232
	Kao Corp.	32,500	2,358,094
	Kasai Kogyo Co., Ltd.	15,000	55,909
	Katakura & Co-op Agri Corp.	1,800	21,348
	Kato Sangyo Co., Ltd.	2,400	79,204
	Kato Works Co., Ltd.	3,200	29,160
	Kawada Technologies, Inc.	1,900	76,344
	Kawagishi Bridge Works Co., Ltd.	800	18,659
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	66,130
*	Kawasaki Heavy Industries, Ltd.	69,100	1,468,422
*	Kawasaki Kisen Kaisha, Ltd.	26,300	460,390
	Kawata Manufacturing Co., Ltd.	1,100	9,937
	KDDI Corp.	218,400	6,419,372
	KeePer Technical Laboratory Co., Ltd.	6,600	125,263
	Keihan Holdings Co., Ltd.	19,000	866,186
	Keihanshin Building Co., Ltd.	6,900	109,299
	Keihin Co., Ltd.	2,900	37,067
	Keikyu Corp.	18,300	293,533
	Keio Corp.	6,400	468,384
	Keisei Electric Railway Co., Ltd.	8,000	271,631
	Keiyo Bank, Ltd. (The)	41,900	160,315
	Keiyo Co., Ltd.	16,200	114,088
	KEL Corp.	1,500	13,475
	Kenko Mayonnaise Co., Ltd.	6,200	109,523
	Kewpie Corp.	28,700	661,793
	Keyence Corp.	2,808	1,507,562
	KFC Holdings Japan, Ltd.	6,000	160,654
	KFC, Ltd.	600	12,318
	KH Neochem Co., Ltd.	13,100	295,424
	Kikkoman Corp.	3,900	275,195
	Kimura Chemical Plants Co., Ltd.	2,900	15,332
	Kimura Unity Co., Ltd.	2,800	29,358
*	Kinki Sharyo Co., Ltd. (The)	2,500	29,500
	Kintetsu Department Store Co., Ltd.	2,100	65,228
	Kintetsu Group Holdings Co., Ltd.	10,800	454,559
	Kintetsu World Express, Inc.	22,600	554,049
	Kirin Holdings Co., Ltd.	63,140	1,357,132
	Ki-Star Real Estate Co., Ltd.	5,200	122,855
	Kitagawa Corp.	4,400	56,316
	Kita-Nippon Bank, Ltd. (The)	3,100	54,912
	Kitano Construction Corp.	1,800	41,653
	Kitanotatsujin Corp.	22,800	124,603
	Kito Corp.	13,800	200,799
	Kitz Corp.	36,000	206,837
	Kiyo Bank, Ltd. (The)	26,200	337,977
*	KLab, Inc.	10,100	87,934
	Koa Corp.	8,900	135,468

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koatsu Gas Kogyo Co., Ltd.	13,700	$98,370
	Kobayashi Pharmaceutical Co., Ltd.	700	78,826
	Kobe Bussan Co., Ltd.	24,800	686,958
*	Kobe Electric Railway Co., Ltd.	1,500	52,828
*	Kobe Steel, Ltd.	122,800	571,266
	Kobelco Eco-Solutions Co., Ltd.	1,200	27,343
	Kohnan Shoji Co., Ltd.	13,500	367,099
	Kohsoku Corp.	4,000	55,995
	Koito Manufacturing Co., Ltd.	16,100	1,038,764
	Kojima Co., Ltd.	9,200	54,519
	Kokusai Co., Ltd.	3,100	21,497
	Kokuyo Co., Ltd.	34,000	442,536
	KOMAIHALTEC, Inc.	1,200	24,429
	Komatsu Wall Industry Co., Ltd.	3,200	52,924
	Komatsu, Ltd.	74,300	2,035,782
	KOMEDA Holdings Co., Ltd.	18,300	330,459
	Komehyo Holdings Co., Ltd.	3,600	24,421
	Komeri Co., Ltd.	14,300	379,731
	Konaka Co., Ltd.	10,000	28,966
	Konami Holdings Corp.	14,600	894,711
	Kondotec, Inc.	2,800	28,248
	Konica Minolta, Inc.	161,100	698,866
	Konishi Co., Ltd.	6,000	90,726
	Konoike Transport Co., Ltd.	12,500	122,723
	Konoshima Chemical Co., Ltd.	4,600	57,139
*	Kosaido Co., Ltd.	5,600	45,276
	Kose Corp.	5,000	803,594
	Koshidaka Holdings Co., Ltd.	16,100	64,430
	Kotobuki Spirits Co., Ltd.	7,700	417,073
*	Kourakuen Holdings Corp.	1,400	22,673
	Krosaki Harima Corp.	2,900	134,672
	KRS Corp.	3,200	47,519
	K's Holdings Corp.	67,020	906,233
	KU Holdings Co., Ltd.	4,600	35,760
	Kubota Corp., Sponsored ADR	371	41,140
	Kubota Corp.	41,700	916,197
	Kumagai Gumi Co., Ltd.	17,700	437,919
	Kumiai Chemical Industry Co., Ltd.	19,170	156,676
	Kurabo Industries, Ltd.	7,600	130,791
	Kuraray Co., Ltd.	112,500	1,205,262
	Kureha Corp.	8,900	551,270
	Kurimoto, Ltd.	3,400	53,640
	Kurita Water Industries, Ltd.	22,500	913,280
	Kuriyama Holdings Corp.	8,400	52,449
	Kushikatsu Tanaka Holdings Co.	1,200	18,385
	Kusuri no Aoki Holdings Co., Ltd.	4,700	384,830
*	KYB Corp.	8,400	188,493
	Kyoden Co., Ltd.	11,300	33,012
	Kyodo Printing Co., Ltd.	2,600	88,712
	Kyoei Steel, Ltd.	9,400	121,037
	Kyokuto Boeki Kaisha, Ltd.	2,700	35,071
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,000	151,174
	Kyokuto Securities Co., Ltd.	10,000	72,199
	Kyokuyo Co., Ltd.	2,400	69,468
	KYORIN Holdings, Inc.	5,100	95,717
	Kyoritsu Maintenance Co., Ltd.	2,960	95,847
	Kyoritsu Printing Co., Ltd.	13,500	15,742
	Kyosan Electric Manufacturing Co., Ltd.	14,700	57,277
	Kyowa Electronic Instruments Co., Ltd.	7,400	27,088

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyowa Exeo Corp.	27,474	$717,369
	Kyowa Kirin Co., Ltd.	1,600	47,426
	Kyowa Leather Cloth Co., Ltd.	5,300	32,005
	Kyudenko Corp.	16,300	495,360
	Kyushu Electric Power Co., Inc.	35,700	331,193
	Kyushu Financial Group, Inc.	112,050	448,130
	Kyushu Railway Co.	13,200	277,214
	LAC Co., Ltd.	4,700	46,355
	Lacto Japan Co., Ltd.	2,200	55,149
*	Laox Co., Ltd.	5,400	9,244
	Lasertec Corp.	12,400	1,660,954
	Lawson, Inc.	8,200	398,256
	LEC, Inc.	12,400	158,881
	Lecip Holdings Corp.	1,500	7,197
	Life Corp.	9,300	292,883
	Like Co., Ltd.	2,500	49,711
	Linical Co., Ltd.	5,500	39,493
	Link And Motivation, Inc.	11,500	62,712
	Lintec Corp.	17,700	400,914
	Lion Corp.	15,000	342,839
*	Litalico, Inc.	2,500	86,946
	Lixil Corp.	46,300	1,079,730
	Lonseal Corp.	400	5,610
	Look Holdings, Inc.	3,000	25,616
*	M&A Capital Partners Co., Ltd.	5,200	255,178
	M3, Inc.	22,200	1,868,678
	Mabuchi Motor Co., Ltd.	6,600	272,163
	Macnica Fuji Electronics Holdings, Inc.	18,550	388,738
	Macromill, Inc.	20,600	148,392
	Maeda Corp.	62,000	507,663
	Maeda Kosen Co., Ltd.	12,000	305,512
	Maeda Road Construction Co., Ltd.	6,800	114,834
	Maezawa Industries, Inc.	5,000	27,074
	Makino Milling Machine Co., Ltd.	9,400	378,813
	Makita Corp.	3,000	143,159
	Mani, Inc.	5,100	135,153
	MarkLines Co., Ltd.	3,500	82,596
	Marubeni Corp.	121,700	808,612
	Marubun Corp.	8,900	45,815
	Marudai Food Co., Ltd.	8,500	137,717
	Marufuji Sheet Piling Co., Ltd.	300	5,691
	Maruha Nichiro Corp.	25,800	580,493
	Marui Group Co., Ltd.	20,300	363,799
	Maruka Corp.	3,000	55,002
	Marusan Securities Co., Ltd.	23,100	114,063
	Maruwa Co., Ltd.	4,100	429,074
	Maruwa Unyu Kikan Co., Ltd.	20,800	443,222
	Maruyama Manufacturing Co., Inc.	1,400	20,668
	Maruzen CHI Holdings Co., Ltd.	6,600	23,328
	Maruzen Showa Unyu Co., Ltd.	5,300	170,126
	Matching Service Japan Co., Ltd.	1,600	17,253
	Matsuda Sangyo Co., Ltd.	4,800	82,265
	Matsumotokiyoshi Holdings Co., Ltd.	10,700	424,363
	Matsuyafoods Holdings Co., Ltd.	3,600	120,593
*	Maxell Holdings, Ltd.	20,700	271,969
	Maxvalu Tokai Co., Ltd.	2,800	71,906
	Mazda Motor Corp.	93,400	665,856
	McDonald's Holdings Co. Japan, Ltd.	1,300	63,394
	MCJ Co., Ltd.	40,300	386,076

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mebuki Financial Group, Inc.	247,980	$480,112
	Media Do Co., Ltd.	2,500	147,589
	Medical Data Vision Co., Ltd.	6,700	167,205
	Medical System Network Co., Ltd.	16,100	86,190
	Medipal Holdings Corp.	18,700	382,878
	Medius Holdings Co., Ltd.	2,100	15,869
	Megachips Corp.	1,900	56,346
	Megmilk Snow Brand Co., Ltd.	17,900	386,182
	Meidensha Corp.	20,400	473,975
	Meiji Electric Industries Co., Ltd.	2,100	29,284
	MEIJI Holdings Co., Ltd.	20,974	1,431,684
	Meiji Shipping Co., Ltd.	7,600	27,822
	Meiko Electronics Co., Ltd.	15,900	281,450
	Meiko Network Japan Co., Ltd.	4,900	27,827
	Meisei Industrial Co., Ltd.	10,000	74,695
	Meitec Corp.	10,600	555,560
	Meiwa Corp.	10,000	42,580
	Meiwa Estate Co., Ltd.	4,600	26,540
	Members Co., Ltd.	600	14,491
	Menicon Co., Ltd.	12,700	764,329
	Mercuria Investment Co., Ltd.	3,900	26,723
	Mesco, Inc.	1,800	17,175
#*	Metaps, Inc.	1,100	8,049
	METAWATER Co., Ltd.	7,600	171,873
	Michinoku Bank, Ltd. (The)	8,200	79,109
	Mie Kotsu Group Holdings, Inc.	30,000	135,882
	Mikuni Corp.	11,600	30,056
	Milbon Co., Ltd.	6,992	457,362
*	Mimaki Engineering Co., Ltd.	8,800	40,037
	Mimasu Semiconductor Industry Co., Ltd.	11,000	281,034
	Minebea Mitsumi, Inc.	80,275	1,781,583
	Ministop Co., Ltd.	9,400	127,633
	Mirait Holdings Corp.	30,590	487,574
	Miroku Jyoho Service Co., Ltd.	6,800	140,639
	MISUMI Group, Inc.	16,800	547,007
	Mitani Corp.	3,700	240,291
	Mitani Sangyo Co., Ltd.	12,500	50,574
	Mitani Sekisan Co., Ltd.	1,200	53,792
	Mito Securities Co., Ltd.	17,500	41,429
*	Mitsuba Corp.	26,700	107,556
	Mitsubishi Chemical Holdings Corp.	434,200	2,969,896
	Mitsubishi Corp.	81,300	2,059,501
	Mitsubishi Electric Corp.	106,100	1,618,535
	Mitsubishi Estate Co., Ltd.	28,000	442,959
	Mitsubishi Gas Chemical Co., Inc.	46,500	1,063,964
	Mitsubishi Heavy Industries, Ltd.	54,150	1,555,367
	Mitsubishi Kakoki Kaisha, Ltd.	2,100	61,343
	Mitsubishi Logisnext Co., Ltd.	17,600	197,041
	Mitsubishi Logistics Corp.	13,300	370,353
	Mitsubishi Materials Corp.	33,300	707,548
#*	Mitsubishi Motors Corp.	105,100	238,950
	Mitsubishi Paper Mills, Ltd.	14,500	46,714
	Mitsubishi Pencil Co., Ltd.	4,900	62,229
	Mitsubishi Research Institute, Inc.	1,200	48,297
	Mitsubishi Shokuhin Co., Ltd.	4,300	116,390
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	30,532
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	248,988	1,135,385
	Mitsubishi UFJ Financial Group, Inc.	619,800	2,798,879
	Mitsubishi UFJ Lease & Finance Co., Ltd.	184,600	903,282

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	45,498	$1,303,727
*	Mitsui E&S Holdings Co., Ltd.	30,300	116,837
	Mitsui Fudosan Co., Ltd.	45,900	931,661
	Mitsui High-Tec, Inc.	1,500	58,786
	Mitsui Matsushima Holdings Co., Ltd.	5,600	41,100
	Mitsui Mining & Smelting Co., Ltd.	36,800	1,281,598
	Mitsui OSK Lines, Ltd.	38,782	1,052,871
	Mitsui Sugar Co., Ltd.	6,700	118,911
	Mitsui-Soko Holdings Co., Ltd.	13,100	279,980
	Miura Co., Ltd.	1,000	56,936
	Miyaji Engineering Group, Inc.	3,100	72,946
	Miyazaki Bank, Ltd. (The)	5,500	112,376
	Miyoshi Oil & Fat Co., Ltd.	3,300	36,813
	Mizuho Financial Group, Inc.	149,635	1,972,544
	Mizuho Leasing Co., Ltd.	16,100	500,722
	Mizuno Corp.	6,800	135,257
*	Mobile Factory, Inc.	2,000	19,509
	Mochida Pharmaceutical Co., Ltd.	3,200	120,105
	Modec, Inc.	6,600	123,207
	Molitec Steel Co., Ltd.	2,700	10,711
	Monex Group, Inc.	79,000	407,980
	Monogatari Corp. (The)	2,400	265,880
	MonotaRO Co., Ltd.	21,600	1,082,343
	MORESCO Corp.	3,400	36,856
	Morinaga & Co., Ltd.	9,800	389,879
	Morinaga Milk Industry Co., Ltd.	21,700	1,079,705
	Morita Holdings Corp.	8,500	136,249
	Morito Co., Ltd.	7,000	40,194
	Morozoff, Ltd.	900	48,926
	Mory Industries, Inc.	2,300	49,581
	MrMax Holdings, Ltd.	10,700	75,323
	MS&AD Insurance Group Holdings, Inc.	29,813	857,760
	MTI, Ltd.	13,100	100,665
	Mugen Estate Co., Ltd.	6,400	27,602
	Murata Manufacturing Co., Ltd.	53,639	5,151,920
	Musashi Seimitsu Industry Co., Ltd.	34,100	482,698
	Musashino Bank, Ltd. (The)	10,600	152,285
	N Field Co., Ltd.	3,400	28,363
	Nabtesco Corp.	19,000	852,302
	NAC Co., Ltd.	8,800	76,392
	Nachi-Fujikoshi Corp.	10,700	428,385
	Nadex Co., Ltd.	500	3,375
	Nafco Co., Ltd.	3,600	67,726
	Nagano Bank, Ltd. (The)	3,600	42,688
	Nagano Keiki Co., Ltd.	3,700	33,260
	Nagase & Co., Ltd.	40,400	579,359
	Nagatanien Holdings Co., Ltd.	4,100	91,247
	Nagawa Co., Ltd.	1,600	176,893
	Nagoya Railroad Co., Ltd.	20,000	509,394
	Naigai Trans Line, Ltd.	1,700	19,439
	Nakabayashi Co., Ltd.	9,900	58,292
	Nakamuraya Co., Ltd.	1,192	43,886
	Nakanishi, Inc.	10,100	193,063
	Nakayama Steel Works, Ltd.	9,500	32,766
	Nakayamafuku Co., Ltd.	2,200	11,938
	Nankai Electric Railway Co., Ltd.	14,500	352,251
	Nanto Bank, Ltd. (The)	13,300	212,664
	Narasaki Sangyo Co., Ltd.	1,200	25,411
	NEC Capital Solutions, Ltd.	5,500	99,892

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Corp.	40,900	$2,225,319
	NEC Networks & System Integration Corp.	14,700	260,293
	NET One Systems Co., Ltd.	26,200	874,092
	Neturen Co., Ltd.	14,800	68,059
	New Japan Chemical Co., Ltd.	8,500	20,533
	Nexon Co., Ltd.	13,200	400,533
	Nextage Co., Ltd.	10,700	150,895
	NFC Holdings, Inc.	600	12,438
	NGK Insulators, Ltd.	43,000	753,035
	NGK Spark Plug Co., Ltd.	48,200	899,122
	NH Foods, Ltd.	13,600	582,804
	NHK Spring Co., Ltd.	70,800	484,314
	Nicca Chemical Co., Ltd.	1,000	8,199
*	Nice Corp.	2,400	34,013
	Nichias Corp.	38,800	886,243
	Nichiban Co., Ltd.	2,500	39,809
	Nichicon Corp.	15,200	206,572
	Nichiden Corp.	5,800	119,380
	Nichiha Corp.	13,700	410,517
	Nichi-iko Pharmaceutical Co., Ltd.	23,000	223,241
	Nichimo Co., Ltd.	700	12,448
	Nichirei Corp.	21,000	608,476
	Nichirin Co., Ltd.	5,330	75,724
	Nidec Corp.	11,436	1,521,936
	Nidec Corp., Sponsored ADR	10,124	338,445
	Nifco, Inc.	28,400	992,814
	Nihon Chouzai Co., Ltd.	8,720	124,913
*	Nihon Dempa Kogyo Co., Ltd.	7,300	51,797
	Nihon Denkei Co., Ltd.	2,400	29,208
	Nihon Flush Co., Ltd.	4,600	56,513
	Nihon House Holdings Co., Ltd.	21,800	64,615
	Nihon Kohden Corp.	11,200	333,738
	Nihon M&A Center, Inc.	24,400	1,412,976
	Nihon Nohyaku Co., Ltd.	10,800	49,222
	Nihon Parkerizing Co., Ltd.	10,200	99,034
	Nihon Plast Co., Ltd.	7,300	35,291
	Nihon Tokushu Toryo Co., Ltd.	5,200	51,675
	Nihon Unisys, Ltd.	31,700	1,202,948
	Nihon Yamamura Glass Co., Ltd.	3,300	27,140
	Nikkato Corp.	3,000	22,809
	Nikkiso Co., Ltd.	25,800	247,856
	Nikkon Holdings Co., Ltd.	23,900	482,309
	Nikon Corp.	69,900	557,063
	Nintendo Co., Ltd.	1,700	978,580
	Nippi, Inc.	1,200	43,601
	Nippn Corp.	11,600	182,624
	Nippo Corp.	17,000	423,617
	Nippon Aqua Co., Ltd.	4,000	22,770
	Nippon Carbide Industries Co., Inc.	3,200	38,676
	Nippon Carbon Co., Ltd.	5,900	228,757
	Nippon Chemical Industrial Co., Ltd.	3,000	85,861
*	Nippon Chemi-Con Corp.	5,500	101,392
	Nippon Chemiphar Co., Ltd.	1,200	25,570
	Nippon Coke & Engineering Co., Ltd.	81,900	74,943
	Nippon Commercial Development Co., Ltd.	5,300	86,244
	Nippon Concept Corp.	2,900	42,015
	Nippon Concrete Industries Co., Ltd.	17,800	52,147
	Nippon Denko Co., Ltd.	52,200	134,550
	Nippon Densetsu Kogyo Co., Ltd.	14,800	276,136

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co., Ltd.	1,400	$19,510
	Nippon Electric Glass Co., Ltd.	22,300	489,925
	Nippon Express Co., Ltd.	22,800	1,549,067
	Nippon Filcon Co., Ltd.	5,200	24,937
	Nippon Gas Co., Ltd.	21,300	1,027,707
	Nippon Kayaku Co., Ltd.	37,300	352,098
	Nippon Kodoshi Corp.	3,900	90,353
	Nippon Koei Co., Ltd.	6,300	162,268
*	Nippon Koshuha Steel Co., Ltd.	4,600	15,240
	Nippon Light Metal Holdings Co., Ltd.	35,900	648,188
	Nippon Paint Holdings Co., Ltd.	3,200	287,759
	Nippon Paper Industries Co., Ltd.	46,100	562,885
	Nippon Parking Development Co., Ltd., Class C	73,000	98,277
	Nippon Pillar Packing Co., Ltd.	10,000	159,261
	Nippon Piston Ring Co., Ltd.	3,700	33,346
	Nippon Road Co., Ltd. (The)	3,100	214,522
	Nippon Sanso Holdings Corp.	30,100	580,241
	Nippon Seisen Co., Ltd.	1,400	50,477
*	Nippon Sharyo, Ltd.	4,700	110,853
*	Nippon Sheet Glass Co., Ltd.	27,800	124,023
	Nippon Shokubai Co., Ltd.	8,100	453,666
	Nippon Signal Co., Ltd.	11,700	104,196
	Nippon Soda Co., Ltd.	9,600	274,966
*	Nippon Steel Corp.	94,378	1,090,222
	Nippon Steel Trading Corp.	6,152	211,047
	Nippon Suisan Kaisha, Ltd.	177,500	741,181
	Nippon Systemware Co., Ltd.	3,100	61,759
	Nippon Telegraph & Telephone Corp.	61,200	1,529,621
	Nippon Thompson Co., Ltd.	24,800	113,420
	Nippon Tungsten Co., Ltd.	800	13,536
	Nippon Yakin Kogyo Co., Ltd.	7,650	127,027
	Nippon Yusen K.K.	42,900	988,145
	Nipro Corp.	80,100	944,521
	Nishimatsu Construction Co., Ltd.	20,800	481,995
	Nishimoto Co., Ltd.	400	10,117
	Nishi-Nippon Financial Holdings, Inc.	52,100	313,213
	Nishi-Nippon Railroad Co., Ltd.	14,100	384,640
	Nishio Rent All Co., Ltd.	12,300	256,320
	Nissan Chemical Corp.	20,700	1,179,051
*	Nissan Motor Co., Ltd.	249,800	1,287,896
	Nissan Tokyo Sales Holdings Co., Ltd.	12,100	29,984
	Nissei ASB Machine Co., Ltd.	2,800	153,873
	Nissei Plastic Industrial Co., Ltd.	5,800	48,562
	Nissha Co., Ltd.	15,900	204,805
	Nisshin Oillio Group, Ltd. (The)	7,200	209,694
	Nisshin Seifun Group, Inc.	11,530	194,073
	Nisshinbo Holdings, Inc.	60,055	446,689
	Nissin Corp.	6,100	72,639
	Nissin Electric Co., Ltd.	7,700	101,257
	Nissin Foods Holdings Co., Ltd.	100	8,643
	Nitori Holdings Co., Ltd.	3,700	734,313
	Nitta Gelatin, Inc.	6,300	40,111
	Nittan Valve Co., Ltd.	9,600	19,888
	Nitto Denko Corp.	24,000	2,175,420
	Nitto Fuji Flour Milling Co., Ltd.	700	44,848
	Nitto Kogyo Corp.	8,600	167,797
	Nitto Seiko Co., Ltd.	11,900	51,138
	Nittoc Construction Co., Ltd.	12,900	94,230
	Noda Corp.	5,400	35,199

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noevir Holdings Co., Ltd.	5,300	$233,146
	NOF Corp.	13,200	634,319
	Nohmi Bosai, Ltd.	5,900	124,653
	Nojima Corp.	18,900	482,674
	NOK Corp.	25,900	337,965
	Nomura Co., Ltd.	27,900	202,340
	Nomura Holdings, Inc.	116,600	616,936
	Nomura Holdings, Inc., Sponsored ADR	102,675	550,338
	Nomura Real Estate Holdings, Inc.	39,600	884,502
	Nomura Research Institute, Ltd.	15,079	507,927
	Noritake Co., Ltd.	3,800	117,982
	Noritsu Koki Co., Ltd.	7,300	147,016
	Noritz Corp.	14,100	202,216
	North Pacific Bank, Ltd.	108,400	219,429
	Nozawa Corp.	3,700	23,985
	NS Solutions Corp.	11,300	363,012
	NS Tool Co., Ltd.	1,600	40,731
	NS United Kaiun Kaisha, Ltd.	5,700	77,130
	NSD Co., Ltd.	17,260	330,393
	NSK, Ltd.	93,600	848,646
*	NTN Corp.	248,100	655,314
	NTT Data Corp.	79,600	1,143,146
	Oat Agrio Co., Ltd.	1,400	17,151
	Obara Group, Inc.	6,000	230,930
	Obayashi Corp.	168,700	1,413,066
	OBIC Business Consultants Co., Ltd.	700	44,578
	Obic Co., Ltd.	300	56,131
	Odakyu Electric Railway Co., Ltd.	25,800	749,941
	Oenon Holdings, Inc.	26,500	96,487
	Ogaki Kyoritsu Bank, Ltd. (The)	15,000	283,675
	Ohara, Inc.	3,000	50,609
	Ohba Co., Ltd.	4,400	30,715
	Ohsho Food Service Corp.	3,500	195,424
	Oiles Corp.	9,184	143,150
	Oita Bank, Ltd. (The)	13,100	251,908
	Oji Holdings Corp.	256,300	1,549,473
	Okabe Co., Ltd.	17,100	126,420
	Okada Aiyon Corp.	1,200	12,925
	Okamoto Industries, Inc.	2,700	99,679
	Okamoto Machine Tool Works, Ltd.	2,400	64,751
	Okamura Corp.	25,300	222,039
	Okasan Securities Group, Inc.	69,800	251,176
	Oki Electric Industry Co., Ltd.	55,700	581,887
	Okinawa Cellular Telephone Co.	5,100	227,716
	Okinawa Electric Power Co., Inc. (The)	13,485	181,603
	OKUMA Corp.	8,100	486,316
	Okura Industrial Co., Ltd.	4,100	72,746
	Okuwa Co., Ltd.	12,300	148,732
	Olympic Group Corp.	4,500	38,329
	Olympus Corp.	101,400	1,833,390
	Omron Corp.	5,100	451,842
	Ono Pharmaceutical Co., Ltd.	5,000	149,246
	ONO Sokki Co., Ltd.	2,500	12,773
	Onoken Co., Ltd.	7,000	81,002
	Onward Holdings Co., Ltd.	42,600	99,629
*	Open Door, Inc.	800	13,374
	Open House Co., Ltd.	20,700	833,238
	Optex Group Co., Ltd.	8,600	158,755
	Optorun Co., Ltd.	1,100	25,965

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oracle Corp.	3,000	$353,454
	Organo Corp.	3,300	219,278
	Orient Corp.	216,900	246,710
	Oriental Land Co., Ltd.	4,500	704,301
	Origin Co., Ltd.	2,000	25,732
	Osaka Gas Co., Ltd.	24,200	447,523
	Osaka Organic Chemical Industry, Ltd.	7,300	250,996
	Osaka Soda Co., Ltd.	7,400	179,336
	OSAKA Titanium Technologies Co., Ltd.	3,000	22,951
	Osaki Electric Co., Ltd.	15,500	85,619
	OSG Corp.	35,500	639,369
	OSJB Holdings Corp.	30,800	76,724
	Otsuka Corp.	7,200	362,527
	Otsuka Holdings Co., Ltd.	6,400	273,289
	OUG Holdings, Inc.	1,000	26,977
	Outsourcing, Inc.	46,600	584,157
	Ozu Corp.	800	14,560
	Pacific Industrial Co., Ltd.	19,700	206,607
	Pack Corp. (The)	3,600	87,587
	PAL GROUP Holdings Co., Ltd.	12,800	184,256
	PALTAC Corp.	1,650	85,741
	Paltek Corp.	3,000	13,983
	Pan Pacific International Holdings Corp.	25,600	574,869
	Panasonic Corp.	420,044	5,453,109
	PAPYLESS Co., Ltd.	1,100	23,024
	Paramount Bed Holdings Co., Ltd.	4,600	201,460
*	Park24 Co., Ltd.	25,900	491,929
	Pasco Corp.	2,400	30,942
	Pasona Group, Inc.	11,300	203,031
	PC Depot Corp.	6,220	32,709
	PCI Holdings, Inc.	1,000	13,941
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	28,569
	Penta-Ocean Construction Co., Ltd.	186,200	1,525,576
*	PeptiDream, Inc.	5,800	338,603
	Persol Holdings Co., Ltd.	23,000	431,381
*	Phil Co., Inc.	1,600	28,476
	Pickles Corp.	1,900	66,259
	Pigeon Corp.	19,100	859,403
	Pilot Corp.	9,400	270,319
	Plenus Co., Ltd.	2,400	45,860
	Pola Orbis Holdings, Inc.	8,500	170,163
	Poletowin Pitcrew Holdings, Inc.	19,800	219,611
	Press Kogyo Co., Ltd.	46,100	135,141
	Pressance Corp.	5,200	73,184
	Prestige International, Inc.	29,200	257,257
	Prima Meat Packers, Ltd.	21,800	680,722
	Pronexus, Inc.	1,200	12,111
	Proto Corp.	12,200	119,866
	PS Mitsubishi Construction Co., Ltd.	19,300	111,177
	Punch Industry Co., Ltd.	11,100	43,622
	Qol Holdings Co., Ltd.	15,600	170,977
	Quick Co., Ltd.	4,000	43,685
	Raccoon Holdings, Inc.	3,200	58,713
	Raito Kogyo Co., Ltd.	20,500	334,329
	Raiznext Corp.	8,100	89,510
	Rakus Co., Ltd.	25,000	452,851
*	Rakuten, Inc.	47,700	469,497
	Rasa Corp.	2,600	22,245
	Rasa Industries, Ltd.	4,600	103,097

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raysum Co., Ltd.	4,300	$37,462
	Recruit Holdings Co., Ltd.	103,500	4,501,980
	Relia, Inc.	12,300	168,779
	Relo Group, Inc.	26,000	646,894
	Renaissance, Inc.	4,600	41,122
*	Renesas Electronics Corp.	103,300	1,178,802
	Rengo Co., Ltd.	87,400	726,925
*	RENOVA, Inc.	2,500	88,727
	Resona Holdings, Inc.	272,869	947,230
	Resorttrust, Inc.	34,400	487,011
	Restar Holdings Corp.	5,000	99,811
	Retail Partners Co., Ltd.	5,900	74,396
	Rheon Automatic Machinery Co., Ltd.	1,200	13,224
	Riberesute Corp.	3,100	21,534
	Ricoh Leasing Co., Ltd.	7,700	226,845
	Ride On Express Holdings Co., Ltd.	4,800	97,290
*	Right On Co., Ltd.	7,700	45,150
	Riken Corp.	3,400	66,982
	Riken Keiki Co., Ltd.	2,500	71,548
	Riken Technos Corp.	17,100	74,152
	Riken Vitamin Co., Ltd.	4,800	62,731
	Rinnai Corp.	1,400	146,228
	Riso Kagaku Corp.	7,360	97,305
	Riso Kyoiku Co., Ltd.	43,200	131,437
	Rock Field Co., Ltd.	2,300	33,805
	Rohm Co., Ltd.	7,900	801,557
	Rohto Pharmaceutical Co., Ltd.	13,600	398,343
	Rokko Butter Co., Ltd.	7,500	131,084
	Roland DG Corp.	8,000	131,585
	Rorze Corp.	4,500	332,828
	Round One Corp.	36,000	313,585
*	Royal Holdings Co., Ltd.	13,000	230,486
	RS Technologies Co., Ltd.	2,100	124,434
*	Ryobi, Ltd.	13,700	156,898
	Ryoden Corp.	6,900	106,243
	Ryohin Keikaku Co., Ltd.	44,000	1,052,076
	Ryosan Co., Ltd.	8,200	182,226
	S Foods, Inc.	2,100	69,828
	S LINE Co., Ltd.	1,300	11,009
	Sac's Bar Holdings, Inc.	9,350	49,748
	Sagami Rubber Industries Co., Ltd.	2,000	22,766
	Saibu Gas Co., Ltd.	10,200	280,953
	Saizeriya Co., Ltd.	7,200	146,948
	Sakai Chemical Industry Co., Ltd.	6,400	124,606
	Sakai Heavy Industries, Ltd.	1,600	32,766
	Sakai Moving Service Co., Ltd.	5,700	264,855
	Sakata INX Corp.	16,700	168,831
	Sakura Internet, Inc.	9,500	64,876
	Sala Corp.	28,100	152,884
	SAMTY Co., Ltd.	9,500	146,645
	San Holdings, Inc.	3,200	35,548
	San ju San Financial Group, Inc.	6,990	83,536
	San-A Co., Ltd.	4,400	170,702
	San-Ai Oil Co., Ltd.	27,500	282,712
*	Sanden Holdings Corp.	12,700	48,533
	Sanei Architecture Planning Co., Ltd.	6,800	113,745
	Sangetsu Corp.	5,000	74,668
	San-In Godo Bank, Ltd. (The)	62,700	283,929
#*	Sanix, Inc.	10,700	33,129

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanken Electric Co., Ltd.	18,100	$745,705
	Sanki Engineering Co., Ltd.	20,500	243,608
	Sanko Gosei, Ltd.	4,800	19,430
	Sanko Metal Industrial Co., Ltd.	1,200	31,589
	Sankyo Co., Ltd.	10,200	291,341
	Sankyo Frontier Co., Ltd.	1,000	37,275
	Sankyo Tateyama, Inc.	9,600	73,629
	Sankyu, Inc.	18,800	707,850
	Sanoh Industrial Co., Ltd.	12,800	106,702
	Sanoyas Holdings Corp.	8,700	13,056
	Sansei Technologies, Inc.	1,000	5,783
	Sansha Electric Manufacturing Co., Ltd.	5,100	43,971
	Sanshin Electronics Co., Ltd.	4,300	75,852
	Santen Pharmaceutical Co., Ltd.	21,600	357,239
	Sanwa Holdings Corp.	66,200	754,724
	Sanyo Chemical Industries, Ltd.	6,400	320,817
	Sanyo Denki Co., Ltd.	1,700	101,924
	Sanyo Electric Railway Co., Ltd.	4,400	84,606
*	Sanyo Special Steel Co., Ltd.	10,100	141,031
	Sanyo Trading Co., Ltd.	11,800	109,683
	Sapporo Holdings, Ltd.	37,600	729,476
	Sato Holdings Corp.	14,500	302,721
	Sato Shoji Corp.	4,800	41,840
	Satori Electric Co., Ltd.	7,500	53,970
	Sawada Holdings Co., Ltd.	8,500	75,406
	Sawai Pharmaceutical Co., Ltd.	14,900	681,125
*	Saxa Holdings, Inc.	2,300	31,162
	SB Technology Corp.	5,200	152,795
	SBI Holdings, Inc.	36,830	919,431
	SBS Holdings, Inc.	14,000	321,282
	Scala, Inc.	9,000	69,193
	SCREEN Holdings Co., Ltd.	5,100	393,355
	Scroll Corp.	14,700	115,703
	SCSK Corp.	6,100	339,268
	SEC Carbon, Ltd.	600	39,179
	Secom Co., Ltd.	5,700	516,472
	Seed Co., Ltd.	9,000	51,856
	Seibu Holdings, Inc.	54,500	500,489
	Seika Corp.	4,300	55,371
	Seikitokyu Kogyo Co., Ltd.	20,100	154,379
	Seiko Epson Corp.	80,000	1,362,792
	Seiko Holdings Corp.	11,900	159,944
	Seiko PMC Corp.	2,100	14,990
	Seino Holdings Co., Ltd.	35,700	462,485
	Seiren Co., Ltd.	20,800	315,070
	Sekisui Chemical Co., Ltd.	98,300	1,772,957
	Sekisui House, Ltd.	25,000	483,011
	Sekisui Jushi Corp.	1,600	30,897
	Sekisui Kasei Co., Ltd.	11,000	56,033
	Senko Group Holdings Co., Ltd.	64,400	598,406
	Senshu Electric Co., Ltd.	3,900	115,069
	Senshu Ikeda Holdings, Inc.	87,240	124,082
	Seria Co., Ltd.	14,500	504,905
	Seven & I Holdings Co., Ltd.	117,900	4,502,367
	Seven Bank, Ltd.	210,600	463,964
	Sharp Corp.	27,500	571,227
	Shibaura Electronics Co., Ltd.	4,300	125,520
	Shibaura Machine Co., Ltd.	9,900	237,783
	Shibaura Mechatronics Corp.	1,700	86,485

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Warehouse Co., Ltd. (The)	3,000	$61,456
	Shibuya Corp.	6,800	224,251
*	Shidax Corp.	4,300	10,427
*	SHIFT, Inc.	300	36,853
	Shiga Bank, Ltd. (The)	16,800	307,270
	Shikibo, Ltd.	5,500	52,675
	Shikoku Bank, Ltd. (The)	13,300	84,290
	Shikoku Electric Power Co., Inc.	41,200	280,572
	Shima Seiki Manufacturing, Ltd.	10,700	210,969
	Shimadzu Corp.	15,400	588,760
	Shimano, Inc.	1,300	304,815
	Shimizu Bank, Ltd. (The)	13,500	215,567
	Shimizu Corp.	142,700	1,005,216
	Shimojima Co., Ltd.	1,700	21,981
	Shin Nippon Air Technologies Co., Ltd.	4,800	96,744
	Shinagawa Refractories Co., Ltd.	2,700	68,873
	Shindengen Electric Manufacturing Co., Ltd.	2,200	56,424
	Shin-Etsu Chemical Co., Ltd.	17,500	3,046,376
	Shin-Etsu Polymer Co., Ltd.	21,700	201,960
	Shinko Electric Industries Co., Ltd.	17,200	432,369
	Shinko Shoji Co., Ltd.	14,200	103,891
	Shinmaywa Industries, Ltd.	28,800	249,795
	Shinoken Group Co., Ltd.	20,000	220,405
	Shinsei Bank, Ltd.	33,300	408,193
	Shinsho Corp.	2,400	40,681
	Shionogi & Co., Ltd.	7,400	401,746
	Ship Healthcare Holdings, Inc.	18,000	1,035,654
	Shiseido Co., Ltd.	31,400	2,038,472
	Shizuki Electric Co., Inc.	4,900	27,232
	Shizuoka Bank, Ltd. (The)	72,800	529,216
	Shizuoka Gas Co., Ltd.	27,900	253,043
	SHO-BOND Holdings Co., Ltd.	2,800	121,837
	Shoei Co., Ltd.	8,800	358,607
	Shoei Foods Corp.	4,400	156,658
	Shofu, Inc.	3,400	60,834
*	Shoko Co., Ltd.	4,400	26,709
	Showa Denko K.K.	59,200	1,412,376
	Showa Sangyo Co., Ltd.	8,200	241,955
	Showa Shinku Co., Ltd.	800	13,549
	SIGMAXYZ, Inc.	2,500	39,594
	Siix Corp.	15,800	231,658
	Sinanen Holdings Co., Ltd.	3,600	100,799
	Sinfonia Technology Co., Ltd.	13,400	183,687
	Sinko Industries, Ltd.	8,600	149,820
	SK-Electronics Co., Ltd.	5,300	64,351
	SKY Perfect JSAT Holdings, Inc.	72,000	316,223
*	Skylark Holdings Co., Ltd.	58,400	959,413
	SMC Corp.	500	302,581
	SMK Corp.	2,800	79,954
	SMS Co., Ltd.	21,600	801,481
	Soda Nikka Co., Ltd.	9,000	44,975
	Sodick Co., Ltd.	15,700	140,408
	Softbank Corp.	46,700	613,473
	SoftBank Group Corp.	304,192	23,566,663
	Softcreate Holdings Corp.	4,200	105,153
	Software Service, Inc.	600	63,299
	Sohgo Security Services Co., Ltd.	3,000	147,623
	Sojitz Corp.	265,800	615,307
	Soken Chemical & Engineering Co., Ltd.	2,700	48,707

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Solasto Corp.	16,200	$245,275
	Soliton Systems K.K.	3,000	49,041
	Sompo Holdings, Inc.	23,475	937,411
	Sony Corp.	88,100	8,432,281
	Sony Corp., Sponsored ADR	41,118	3,935,404
	Sotetsu Holdings, Inc.	14,400	337,949
	Space Co., Ltd.	2,820	20,827
	Space Value Holdings Co., Ltd.	17,900	115,716
	Sparx Group Co., Ltd.	45,200	128,276
	SPK Corp.	2,400	28,612
	S-Pool, Inc.	8,400	76,932
	Square Enix Holdings Co., Ltd.	7,200	414,026
	SRA Holdings	5,600	134,441
	St Marc Holdings Co., Ltd.	8,000	110,977
	Stanley Electric Co., Ltd.	20,000	625,650
	Star Micronics Co., Ltd.	21,900	331,837
	Starts Corp., Inc.	21,200	545,657
	Starzen Co., Ltd.	2,500	100,759
	St-Care Holding Corp.	4,900	44,054
	Stella Chemifa Corp.	4,900	161,725
	Step Co., Ltd.	1,700	24,944
	Strike Co., Ltd.	3,700	158,725
	Studio Alice Co., Ltd.	6,500	125,522
	Subaru Corp.	76,800	1,475,346
	Sugi Holdings Co., Ltd.	5,300	348,300
	Sugimoto & Co., Ltd.	4,100	89,695
	SUMCO Corp.	75,600	1,594,257
	Sumida Corp.	16,700	154,466
	Suminoe Textile Co., Ltd.	2,900	55,912
	Sumitomo Bakelite Co., Ltd.	10,800	387,372
	Sumitomo Chemical Co., Ltd.	297,055	1,398,355
	Sumitomo Corp.	67,900	901,342
	Sumitomo Dainippon Pharma Co., Ltd.	18,200	295,861
	Sumitomo Densetsu Co., Ltd.	8,200	202,155
	Sumitomo Electric Industries, Ltd.	149,900	2,000,942
	Sumitomo Forestry Co., Ltd.	82,800	1,603,495
	Sumitomo Heavy Industries, Ltd.	44,900	1,249,456
	Sumitomo Metal Mining Co., Ltd.	34,800	1,508,860
	Sumitomo Mitsui Construction Co., Ltd.	126,320	525,700
	Sumitomo Mitsui Financial Group, Inc.	86,283	2,680,668
	Sumitomo Mitsui Trust Holdings, Inc.	31,544	943,726
	Sumitomo Osaka Cement Co., Ltd.	16,800	508,196
*	Sumitomo Precision Products Co., Ltd.	1,200	22,236
	Sumitomo Realty & Development Co., Ltd.	24,100	727,478
	Sumitomo Riko Co., Ltd.	21,900	122,463
	Sumitomo Rubber Industries, Ltd.	92,834	854,347
	Sumitomo Seika Chemicals Co., Ltd.	5,300	217,674
	Sun Frontier Fudousan Co., Ltd.	23,300	196,175
	Suncall Corp.	8,000	36,138
	Sundrug Co., Ltd.	11,600	460,219
	Suntory Beverage & Food, Ltd.	15,600	544,943
	Sun-Wa Technos Corp.	5,200	51,638
	Suruga Bank, Ltd.	11,300	33,230
	Suzuken Co., Ltd.	7,560	292,790
	Suzuki Co., Ltd.	4,800	51,381
	Suzuki Motor Corp.	28,100	1,268,099
	SWCC Showa Holdings Co., Ltd.	45,000	698,528
	Sysmex Corp.	15,200	1,773,267
	System Information Co., Ltd.	2,300	24,805

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	System Research Co., Ltd.	2,400	$39,478
	Systena Corp.	28,200	531,259
	Syuppin Co., Ltd.	9,000	79,655
	T Hasegawa Co., Ltd.	8,200	158,617
	T RAD Co., Ltd.	3,900	50,530
	T&D Holdings, Inc.	70,300	819,264
	T&K Toka Co., Ltd.	6,900	55,572
	Tachibana Eletech Co., Ltd.	6,120	92,616
	Tachikawa Corp.	5,200	63,015
	Tachi-S Co., Ltd.	11,000	112,208
	Tadano, Ltd.	37,100	361,962
	Taihei Dengyo Kaisha, Ltd.	5,300	124,427
	Taiheiyo Cement Corp.	54,922	1,367,407
	Taiheiyo Kouhatsu, Inc.	2,700	16,098
	Taiho Kogyo Co., Ltd.	6,900	46,845
	Taikisha, Ltd.	5,600	149,327
	Taiko Bank, Ltd. (The)	1,500	18,526
	Taisei Corp.	54,400	1,762,403
	Taisei Lamick Co., Ltd.	1,700	46,234
	Taiyo Holdings Co., Ltd.	4,800	285,711
	Taiyo Yuden Co., Ltd.	34,500	2,023,798
	Takamatsu Construction Group Co., Ltd.	6,000	117,378
	Takamatsu Machinery Co., Ltd.	600	3,840
	Takamiya Co., Ltd.	11,200	58,988
	Takaoka Toko Co., Ltd.	3,380	48,980
	Takara Holdings, Inc.	3,800	44,297
	Takara Leben Co., Ltd.	58,700	176,965
	Takara Standard Co., Ltd.	14,500	202,726
	Takasago International Corp.	5,000	123,566
	Takasago Thermal Engineering Co., Ltd.	12,000	181,200
	Takashima & Co., Ltd.	1,600	25,406
	Takashimaya Co., Ltd.	46,600	442,469
	Take And Give Needs Co., Ltd.	4,820	26,337
	TAKEBISHI Corp.	3,900	59,247
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,265	92,815
	Takeda Pharmaceutical Co., Ltd.	51,008	1,793,931
	Takeei Corp.	13,100	164,667
	Takemoto Yohki Co., Ltd.	3,400	29,676
	Takeuchi Manufacturing Co., Ltd.	15,900	362,040
	Takihyo Co., Ltd.	2,500	44,879
	Takisawa Machine Tool Co., Ltd.	2,300	21,930
	Tama Home Co., Ltd.	10,000	183,494
	Tamron Co., Ltd.	7,000	136,393
	Tamura Corp.	28,000	150,244
	Tanseisha Co., Ltd.	10,300	71,988
	Tatsuta Electric Wire and Cable Co., Ltd.	17,800	116,529
	Tayca Corp.	6,500	91,780
	Tbk Co., Ltd.	9,700	40,604
	TDK Corp., Sponsored ADR	7,012	1,133,139
	TDK Corp.	16,000	2,587,070
	TechMatrix Corp.	11,400	207,542
	TechnoPro Holdings, Inc.	14,100	1,073,612
	Teijin, Ltd.	93,700	1,714,192
	Teikoku Electric Manufacturing Co., Ltd.	4,400	51,004
	Tekken Corp.	4,900	86,763
	Terasaki Electric Co., Ltd.	800	8,482
	Terumo Corp.	52,000	2,021,014
	T-Gaia Corp.	6,700	125,078
	THK Co., Ltd.	22,800	724,488

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TIS, Inc.	46,100	$1,025,110
	Toa Corp.	10,300	83,516
	Toa Corp.	7,700	150,590
	Toa Oil Co., Ltd.	2,500	67,108
	TOA ROAD Corp.	2,400	85,136
	Tobishima Corp.	10,210	102,231
	Tobu Railway Co., Ltd.	15,700	443,029
	Tocalo Co., Ltd.	33,200	452,390
	Tochigi Bank, Ltd. (The)	40,300	65,459
	Toda Corp.	65,000	458,673
*	Toda Kogyo Corp.	2,100	43,824
	Toei Animation Co., Ltd.	4,900	477,163
	Toei Co., Ltd.	600	109,169
	Toell Co., Ltd.	2,100	16,967
	Toenec Corp.	3,900	136,870
	Togami Electric Manufacturing Co., Ltd.	800	12,762
	Toho Bank, Ltd. (The)	68,800	133,949
	Toho Co., Ltd.	3,500	135,572
#	Toho Co., Ltd.	3,800	68,482
	Toho Gas Co., Ltd.	8,500	499,681
	Toho Holdings Co., Ltd.	20,600	387,940
	Toho Titanium Co., Ltd.	20,600	168,444
*	Toho Zinc Co., Ltd.	3,600	74,693
	Tohoku Bank, Ltd. (The)	4,000	42,412
	Tohoku Electric Power Co., Inc.	37,800	324,418
	Tokai Carbon Co., Ltd.	86,100	1,242,891
	Tokai Corp.	6,600	126,428
	TOKAI Holdings Corp.	59,200	551,033
	Tokai Lease Co., Ltd.	200	2,694
	Tokai Rika Co., Ltd.	32,400	530,906
	Tokai Tokyo Financial Holdings, Inc.	93,600	276,892
	Tokio Marine Holdings, Inc.	32,700	1,606,252
	Tokushu Tokai Paper Co., Ltd.	4,200	184,059
	Tokuyama Corp.	45,600	1,138,213
*	Tokyo Base Co., Ltd.	6,600	29,848
	Tokyo Century Corp.	16,700	1,355,622
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	495,554
	Tokyo Electron Device, Ltd.	1,000	32,714
	Tokyo Electron, Ltd.	11,200	4,258,832
	Tokyo Gas Co., Ltd.	28,000	613,556
	Tokyo Individualized Educational Institute, Inc.	2,600	16,780
	Tokyo Keiki, Inc.	5,500	49,067
	Tokyo Kiraboshi Financial Group, Inc.	11,413	119,657
	Tokyo Ohka Kogyo Co., Ltd.	6,800	456,929
	Tokyo Rakutenchi Co., Ltd.	1,000	41,094
#*	Tokyo Rope Manufacturing Co., Ltd.	6,700	82,647
	Tokyo Sangyo Co., Ltd.	9,500	54,689
	Tokyo Seimitsu Co., Ltd.	14,600	675,054
	Tokyo Steel Manufacturing Co., Ltd.	39,000	275,100
	Tokyo Tatemono Co., Ltd.	68,900	930,184
	Tokyo Tekko Co., Ltd.	4,500	85,558
	Tokyo Theatres Co., Inc.	3,800	46,016
	Tokyotokeiba Co., Ltd.	5,300	219,597
	Tokyu Construction Co., Ltd.	55,100	275,496
	Tokyu Corp.	24,500	288,076
	Tokyu Fudosan Holdings Corp.	194,925	1,101,457
	Toli Corp.	21,200	49,015
	Tomato Bank, Ltd.	3,500	34,528
	Tomen Devices Corp.	1,600	58,390

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomoe Corp.	15,300	$56,784
	Tomoe Engineering Co., Ltd.	3,600	69,741
*	Tomoegawa Co., Ltd.	1,400	10,641
	Tomoku Co., Ltd.	5,000	86,709
	TOMONY Holdings, Inc.	62,000	178,508
	Tomy Co., Ltd.	55,100	474,023
	Tonami Holdings Co., Ltd.	2,700	139,667
	Topcon Corp.	62,000	749,259
	Topre Corp.	18,800	260,436
*	Topy Industries, Ltd.	9,700	117,480
	Toray Industries, Inc.	279,400	1,823,006
	Toridoll Holdings Corp.	27,000	396,619
#	Torikizoku Co., Ltd.	3,300	46,352
	Torishima Pump Manufacturing Co., Ltd.	8,300	69,227
	Tosei Corp.	21,800	215,435
	Toshiba Corp.	11,900	388,608
	Toshiba TEC Corp.	12,900	479,341
	Tosho Co., Ltd.	5,400	79,615
	Tosoh Corp.	79,700	1,366,671
	Totech Corp.	2,900	75,968
	Totetsu Kogyo Co., Ltd.	7,900	202,826
	TOTO, Ltd.	9,900	548,320
	Totoku Electric Co., Ltd.	1,700	39,600
	Tottori Bank, Ltd. (The)	4,000	42,427
	Tow Co., Ltd.	16,200	41,764
	Towa Bank, Ltd. (The)	15,900	100,598
	Towa Corp.	6,600	121,536
	Towa Pharmaceutical Co., Ltd.	15,000	300,260
	Toyo Construction Co., Ltd.	48,000	236,131
	Toyo Denki Seizo K.K.	2,600	28,662
*	Toyo Engineering Corp.	13,700	57,098
	Toyo Ink SC Holdings Co., Ltd.	16,100	282,800
	Toyo Kanetsu K.K.	4,300	98,748
	Toyo Logistics Co., Ltd.	6,800	20,388
	Toyo Machinery & Metal Co., Ltd.	7,600	31,684
	Toyo Securities Co., Ltd.	26,300	32,716
	Toyo Seikan Group Holdings, Ltd.	39,000	417,956
	Toyo Suisan Kaisha, Ltd.	2,500	123,036
	Toyo Tanso Co., Ltd.	5,500	101,335
	Toyo Tire Corp.	66,600	1,011,488
	Toyo Wharf & Warehouse Co., Ltd.	2,200	29,194
	Toyobo Co., Ltd.	46,200	579,860
	Toyoda Gosei Co., Ltd.	35,700	944,157
	Toyota Boshoku Corp.	37,500	606,309
	Toyota Motor Corp., Sponsored ADR	38,395	5,395,265
	Toyota Motor Corp.	196,920	13,811,182
	Toyota Tsusho Corp.	25,100	980,395
	TPR Co., Ltd.	14,100	188,964
*	Traders Holdings Co., Ltd.	3,120	9,153
	Trancom Co., Ltd.	4,800	375,210
#	Transaction Co., Ltd.	4,200	42,336
*	Trend Micro, Inc.	20,700	1,139,224
	Tri Chemical Laboratories, Inc.	8,000	330,113
	Trusco Nakayama Corp.	8,200	212,260
	Tsubaki Nakashima Co., Ltd.	23,900	275,287
	Tsubakimoto Chain Co.	12,400	318,872
	Tsubakimoto Kogyo Co., Ltd.	1,500	50,419
*	Tsudakoma Corp.	1,800	15,171
	Tsugami Corp.	27,000	442,119

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Tsukada Global Holdings, Inc.	10,100	$26,931
	Tsukishima Kikai Co., Ltd.	9,600	123,963
	Tsukuba Bank, Ltd.	23,100	38,920
	Tsukui Holdings Corp.	36,700	197,066
	Tsumura & Co.	7,300	237,534
	Tsuruha Holdings, Inc.	5,200	690,511
	Tsurumi Manufacturing Co., Ltd.	6,800	119,449
	Tv Tokyo Holdings Corp.	5,300	120,589
	UACJ Corp.	20,791	366,979
	Ube Industries, Ltd.	61,220	1,162,965
	Uchida Yoko Co., Ltd.	3,400	136,126
	Ulvac, Inc.	15,400	695,940
	Unicharm Corp.	18,000	807,290
*	Uniden Holdings Corp.	1,400	27,353
	UNIMAT Retirement Community Co., Ltd.	2,100	20,499
	Union Tool Co.	2,100	68,564
	Unipres Corp.	23,200	212,871
	United Arrows, Ltd.	8,200	123,652
	United Super Markets Holdings, Inc.	25,200	274,000
	UNITED, Inc.	4,700	57,879
*	Unitika, Ltd.	39,400	143,774
*	Universal Entertainment Corp.	6,600	151,233
	Urbanet Corp. Co., Ltd.	10,100	24,772
	Usen-Next Holdings Co., Ltd.	2,200	38,724
	USS Co., Ltd.	12,400	244,176
*	UT Group Co., Ltd.	9,400	288,283
	Utoc Corp.	7,600	34,073
	V Technology Co., Ltd.	4,000	235,655
	Valor Holdings Co., Ltd.	21,200	501,607
	Valqua, Ltd.	8,100	158,600
	Value HR Co., Ltd.	1,000	16,285
	ValueCommerce Co., Ltd.	9,900	276,309
	V-Cube, Inc.	2,300	65,419
*	Vector, Inc.	9,500	116,264
	Vertex Corp.	3,020	53,238
*	Village Vanguard Co., Ltd.	2,800	25,818
*	Vision, Inc.	8,100	69,104
	Vital KSK Holdings, Inc.	15,200	115,606
	VT Holdings Co., Ltd.	57,900	234,104
	Wacoal Holdings Corp.	17,300	344,999
	Wacom Co., Ltd.	20,600	183,971
	Wakachiku Construction Co., Ltd.	5,800	68,142
	Wakita & Co., Ltd.	15,200	144,165
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	104,283
	Watahan & Co., Ltd.	8,400	108,118
	WDB Holdings Co., Ltd.	2,900	72,287
	Weathernews, Inc.	1,400	64,405
	Welcia Holdings Co., Ltd.	17,200	582,710
	West Holdings Corp.	8,480	355,380
	West Japan Railway Co.	7,700	410,494
	Will Group, Inc.	6,200	59,596
	WIN-Partners Co., Ltd.	5,000	52,538
	Wood One Co., Ltd.	3,700	36,252
	Workman Co., Ltd.	800	65,975
	World Holdings Co., Ltd.	4,300	77,861
	Wowow, Inc.	3,400	92,264
	Xebio Holdings Co., Ltd.	9,600	80,184
	YAC Holdings Co., Ltd.	4,800	45,171
*	Yachiyo Industry Co., Ltd.	3,600	20,857

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yahagi Construction Co., Ltd.	13,000	$105,920
	Yakult Honsha Co., Ltd.	3,000	153,231
	YAMABIKO Corp.	14,900	182,441
	YAMADA Consulting Group Co., Ltd.	5,200	47,309
	Yamada Holdings Co., Ltd.	96,040	489,596
	Yamagata Bank, Ltd. (The)	9,800	94,147
	Yamaguchi Financial Group, Inc.	55,600	316,173
	Yamaha Corp.	4,400	247,968
	Yamaha Motor Co., Ltd.	75,400	1,663,420
	Yamaichi Electronics Co., Ltd.	11,400	180,302
	YA-MAN, Ltd.	10,400	176,253
	Yamanashi Chuo Bank, Ltd. (The)	11,500	87,067
	Yamatane Corp.	4,600	60,025
	Yamato Holdings Co., Ltd.	22,900	568,166
	Yamaura Corp.	1,900	16,769
	Yamaya Corp.	2,500	51,721
	Yamazaki Baking Co., Ltd.	26,000	478,689
	Yamazen Corp.	13,400	125,581
	Yaoko Co., Ltd.	8,800	577,208
	Yashima Denki Co., Ltd.	6,000	55,900
	Yaskawa Electric Corp.	5,200	266,700
	Yasunaga Corp.	4,700	53,654
	Yellow Hat, Ltd.	14,400	231,230
	Yokogawa Bridge Holdings Corp.	11,700	217,495
	Yokogawa Electric Corp.	25,800	557,754
	Yokohama Reito Co., Ltd.	16,100	135,948
	Yokohama Rubber Co., Ltd. (The)	61,500	968,649
	Yokowo Co., Ltd.	9,400	290,569
	Yondenko Corp.	2,000	52,178
	Yondoshi Holdings, Inc.	4,200	76,743
	Yorozu Corp.	8,700	102,430
	Yotai Refractories Co., Ltd.	8,000	65,470
	Yuasa Funashoku Co., Ltd.	400	11,312
	Yuasa Trading Co., Ltd.	6,100	190,726
	Yuken Kogyo Co., Ltd.	1,600	24,490
	Yumeshin Holdings Co., Ltd.	16,300	111,046
	Yurtec Corp.	15,400	120,655
	Yushiro Chemical Industry Co., Ltd.	3,700	38,753
	Z Holdings Corp.	170,300	1,057,959
	Zenrin Co., Ltd.	13,950	164,057
	Zensho Holdings Co., Ltd.	25,537	706,417
	Zeon Corp.	69,900	1,122,247
	ZIGExN Co., Ltd.	20,100	72,951
	ZOZO, Inc.	27,300	764,482
	Zuiko Corp.	4,800	48,600
TOTAL JAPAN			612,844,392
MALAYSIA — (0.6%)
	Duopharma Biotech Bhd	55,868	48,796
	7-Eleven Malaysia Holdings Bhd, Class B	145,056	46,944
#	Aeon Co. M Bhd	243,200	55,545
	AEON Credit Service M Bhd	49,150	131,145
	AFFIN Bank Bhd	135,418	54,821
#*	AirAsia Group Bhd	115,300	19,692
*	Alliance Bank Malaysia Bhd	376,100	230,142
	Allianz Malaysia Bhd	6,100	20,361
	AMMB Holdings Bhd	484,500	368,362
	Astro Malaysia Holdings Bhd	206,700	43,343
	Axiata Group Bhd	464,910	381,997

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	32,700	$144,517
*	Berjaya Assets Bhd	277,000	20,562
*	Berjaya Corp. Bhd	1,373,954	61,040
	Berjaya Sports Toto Bhd	319,825	160,454
	BIMB Holdings Bhd	160,600	158,637
*	Boustead Holdings Bhd	220,899	38,577
	Boustead Plantations Bhd	158,480	20,874
	British American Tobacco Malaysia Bhd	45,900	148,388
*	Bumi Armada Bhd	999,100	79,433
	Bursa Malaysia Bhd	219,300	506,638
	Cahya Mata Sarawak Bhd	219,000	102,439
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	269,510
	CB Industrial Product Holding Bhd	102,800	27,437
#	CIMB Group Holdings Bhd	410,719	389,252
*	Cypark Resources Bhd	91,500	30,383
#	D&O Green Technologies Bhd	248,900	167,857
*	Dagang NeXchange Bhd	387,100	25,165
	Datasonic Group Bhd	427,400	50,348
*	Dayang Enterprise Holdings Bhd	309,472	78,808
	Dialog Group Bhd	198,258	148,602
	DiGi.Com Bhd	172,900	161,755
	DRB-Hicom Bhd	359,300	156,834
	Dutch Lady Milk Industries Bhd	4,500	38,694
	Eastern & Oriental Bhd	315,069	31,511
	Eco World Development Group Bhd	481,100	59,219
	FGV Holdings Bhd	675,400	218,068
	Fraser & Neave Holdings Bhd	21,600	169,994
	Frontken Corp. Bhd	322,300	369,100
	Gabungan AQRS Bhd	170,034	24,294
	Gadang Holdings Bhd	76,950	7,193
	Gamuda Bhd	438,691	357,407
#	Gas Malaysia Bhd	80,000	51,348
	Genting Malaysia Bhd	479,800	291,406
	Genting Plantations Bhd	20,200	48,385
	George Kent Malaysia Bhd	195,300	36,042
	Globetronics Technology Bhd	190,533	149,624
#	Guan Chong Bhd	109,000	66,624
	Hai-O Enterprise Bhd	81,100	42,400
	HAP Seng Consolidated Bhd	209,180	422,542
	Hartalega Holdings Bhd	150,500	477,580
	Heineken Malaysia Bhd	39,900	228,439
*	Hengyuan Refining Co. Bhd	58,600	69,184
	HeveaBoard Bhd	142,700	22,147
	Hiap Teck Venture Bhd	425,300	38,230
*	Hibiscus Petroleum Bhd	486,400	63,721
	Hong Leong Bank Bhd	22,032	93,924
	Hong Leong Financial Group Bhd	43,353	174,931
	Hong Leong Industries Bhd	36,400	72,410
	IHH Healthcare Bhd	20,400	25,746
	IJM Corp. Bhd	840,220	311,091
	IJM Plantations Bhd	34,500	14,824
#	Inari Amertron Bhd	685,988	573,230
	IOI Corp. Bhd	83,926	87,520
	IOI Properties Group Bhd	412,924	132,370
*	Iskandar Waterfront City Bhd	179,900	19,885
#*	JAKS Resources Bhd	521,819	86,744
#*	Jaya Tiasa Holdings Bhd	170,800	31,379
	JHM Consolidation Bhd	81,400	49,794
	Kerjaya Prospek Group Bhd	151,176	36,771

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Kossan Rubber Industries	312,600	$343,284
	KPJ Healthcare Bhd	522,800	118,792
*	KSL Holdings Bhd	222,492	31,026
	Kuala Lumpur Kepong Bhd	11,018	63,169
*	LBS Bina Group Bhd	304,550	31,111
	Lii Hen Industries Bhd	52,800	50,012
	Lingkaran Trans Kota Holdings Bhd	48,400	46,433
	Lotte Chemical Titan Holding Bhd	61,900	36,074
#	LPI Capital Bhd	38,184	123,352
#	Magni-Tech Industries Bhd	170,666	88,706
	Magnum Bhd	254,419	132,550
#	Mah Sing Group Bhd	576,440	114,228
	Malakoff Corp. Bhd	339,500	74,968
	Malayan Banking Bhd	202,582	390,736
	Malayan Flour Mills Bhd	239,200	53,082
	Malaysia Airports Holdings Bhd	327,092	416,335
	Malaysia Building Society Bhd	633,857	93,089
	Malaysian Pacific Industries Bhd	44,675	363,983
	Malaysian Resources Corp. Bhd	906,300	85,780
	Matrix Concepts Holdings Bhd	142,275	59,720
#	Maxis Bhd	131,200	154,544
	Mega First Corp. Bhd	84,100	148,353
	MISC Bhd	99,880	146,932
	MKH Bhd	124,324	37,728
	MMC Corp. Bhd	227,500	43,379
*	MPHB Capital Bhd	114,100	27,614
	Muda Holdings Bhd	76,200	62,467
	Muhibbah Engineering M Bhd	122,000	24,808
#	My EG Services Bhd	80,236	37,910
	Nestle Malaysia Bhd	3,300	111,587
	Padini Holdings Bhd	269,400	174,743
	Panasonic Manufacturing Malaysia Bhd	4,500	33,326
	Pantech Group Holdings Bhd	195,129	20,640
	Pentamaster Corp. Bhd	171,225	267,480
	Petron Malaysia Refining & Marketing Bhd	36,200	39,198
	Petronas Chemicals Group Bhd	233,600	386,197
	Petronas Dagangan Bhd	19,300	92,197
	Petronas Gas Bhd	45,700	180,970
	PIE Industrial Bhd	22,300	17,314
*	Pos Malaysia Bhd	150,400	36,595
	Press Metal Aluminium Holdings Bhd	293,439	577,993
	Public Bank Bhd	2,024,200	2,094,019
	QL Resources Bhd	259,057	384,751
	Ranhill Utilities Bhd	142,410	29,482
	RHB Bank Bhd	215,943	271,754
*	Sapura Energy Bhd	3,166,243	88,938
	Sarawak Oil Palms Bhd	77,957	78,307
	Scientex Bhd	373,800	368,429
#	Serba Dinamik Holdings Bhd	404,670	160,037
	Shangri-La Hotels Malaysia Bhd	15,100	14,894
	Sime Darby Bhd	380,122	206,164
	Sime Darby Plantation Bhd	95,622	114,333
	Sime Darby Property Bhd	332,922	46,815
#	SKP Resources Bhd	253,800	136,627
	SP Setia Bhd Group	489,024	110,322
	Sunway Bhd	476,189	176,441
	Sunway Construction Group Bhd	111,780	42,439
#*	Supermax Corp. Bhd	100,597	168,557
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	113,793

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ta Ann Holdings Bhd	80,257	$54,304
	TA Enterprise Bhd	333,600	53,486
	Taliworks Corp. Bhd	69,500	13,787
	Telekom Malaysia Bhd	212,548	333,028
	Tenaga Nasional Bhd	141,950	338,214
	Thong Guan Industries Bhd	46,400	27,211
	TIME dotCom Bhd	47,300	162,424
	TMC Life Sciences Bhd	72,700	13,005
#	Top Glove Corp. Bhd	558,600	929,146
*	Tropicana Corp. Bhd	220,288	46,814
	TSH Resources Bhd	164,100	41,228
*	Tune Protect Group Bhd	178,800	17,855
	Uchi Technologies Bhd	87,900	58,399
	UEM Edgenta Bhd	78,600	30,471
*	UEM Sunrise Bhd	605,058	55,770
	UMW Holdings Bhd	75,400	53,507
	United Plantations Bhd	22,600	79,651
	UOA Development Bhd	304,400	120,335
*	Velesto Energy Bhd	1,276,083	37,543
	ViTrox Corp. Bhd	25,900	106,242
	VS Industry Bhd	113,875	76,660
	Westports Holdings Bhd	163,100	172,890
	Yinson Holdings Bhd	240,900	309,008
	YNH Property Bhd	134,015	90,819
*	YTL Corp. Bhd	1,300,340	206,652
*	YTL Power International Bhd	260,953	42,242
TOTAL MALAYSIA			22,757,627
MEXICO — (0.7%)
	Alfa S.A.B. de C.V., Class A	1,725,090	1,083,073
#	Alpek S.A.B. de C.V.	236,508	202,138
#*	Alsea S.A.B. de C.V.	194,721	218,477
#	America Movil S.A.B. de C.V.	1,806,998	1,203,255
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	331,135
#	Arca Continental S.A.B. de C.V.	60,382	274,855
#*	Axtel S.A.B. de C.V.	675,377	188,785
*	Banco del Bajio SA	48,437	59,687
	Becle S.A.B. de C.V.	20,571	43,813
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	501,859
*	Cemex S.A.B. de C.V.	2,989,044	1,717,691
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,122	135,932
#	Coca-Cola Femsa S.A.B. de C.V.	13,300	58,095
*	Consorcio ARA S.A.B. de C.V.	305,857	51,476
*	Controladora Nemak SAB de CV	1,725,090	224,693
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	173,374
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	29,393
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	380,065
	Corp. Moctezuma S.A.B. de C.V.	73,800	214,210
*	Credito Real S.A.B. de C.V. SOFOM ER	85,587	45,050
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	36,745	116,353
*	Empresas ICA S.A.B. de C.V.	117,564	551
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	5,880
#	Fomento Economico Mexicano S.A.B. de C.V.	40,078	272,935
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	35,862
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	221,511	225,628
#*	Gentera S.A.B. de C.V.	412,639	161,642
	Gruma S.A.B. de C.V., Class B	75,569	829,456
*	Grupo Aeromexico S.A.B. de C.V.	40,869	14,275
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	1,052,294

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	$951,697
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	333,076
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	451,011
	Grupo Bimbo S.A.B. de C.V., Class A	308,728	581,943
*	Grupo Carso S.A.B. de C.V.	76,516	192,195
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	301,411
	Grupo Comercial Chedraui S.A. de C.V.	184,226	250,739
	Grupo Elektra S.A.B. de C.V.	13,808	935,251
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	479,832	2,389,915
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	427,783	383,563
*	Grupo GICSA SAB de CV	109,089	18,945
	Grupo Herdez S.A.B. de C.V.	82,896	188,001
*	Grupo Industrial Saltillo S.A.B. de C.V.	11,906	15,391
	Grupo Lala S.A.B. de C.V.	93,077	67,927
	Grupo Lamosa S.A.B. de C.V.	35,276	64,016
	Grupo Mexico S.A.B. de C.V., Class B	478,824	2,066,518
	Grupo Rotoplas S.A.B. de C.V.	31,616	34,147
	Grupo Sanborns S.A.B. de C.V.	53,862	48,544
	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	13,171
#	Grupo Simec S.A.B. de C.V., Class B	35,729	150,888
*	Grupo Televisa S.A.B., Sponsored ADR	46,162	346,677
*	Grupo Televisa S.A.B.	402,868	612,389
*	Grupo Traxion S.A.B. de C.V.	33,240	31,928
*	Hoteles City Express S.A.B. de C.V.	167,851	47,492
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	10,943
	Industrias Bachoco S.A.B. de C.V., Class B	63,591	215,475
	Industrias CH S.A.B. de C.V., Class B	83,707	452,530
	Industrias Penoles S.A.B. de C.V.	52,736	787,271
*	Infraestructura Energetica Nova S.A.B. de C.V.	24,280	88,810
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	582,709
	La Comer S.A.B. de C.V.	254,723	533,081
	Megacable Holdings S.A.B. de C.V.	190,583	691,432
#*	Minera Frisco S.A.B. de C.V., Class A1	88,464	18,298
*	Minera Frisco S.A.B. de C.V., Class A2	121,641	24,952
	Nemak S.A.B. de C.V.	225,115	63,035
	Orbia Advance Corp. S.A.B. de C.V.	480,909	1,028,023
	Organizacion Cultiba S.A.B. de C.V.	12,061	9,849
*	Organizacion Soriana S.A.B. de C.V., Class B	151,399	139,737
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	50,752	382,689
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	20,541
#	Qualitas Controladora S.A.B. de C.V.	57,781	304,422
#*	Regional S.A.B. de C.V.	124,507	511,293
#*	Telesites S.A.B. de C.V.	437,806	444,875
*	Unifin Financiera S.A.B. de C.V.	72,020	87,026
*	Vitro S.A.B. de C.V., Class A	16,205	21,953
	Wal-Mart de Mexico S.A.B. de C.V.	141,333	402,440
TOTAL MEXICO			27,150,151
NETHERLANDS — (2.6%)
	Aalberts NV	56,572	2,553,858
*	ABN AMRO Bank NV	74,475	777,819
*	Accell Group NV	7,998	283,297
*	Adyen NV	73	152,499
	Aegon NV	324,333	1,344,769
	Aegon NV	224,313	917,440
*	AFC Ajax NV	546	10,529
	Akzo Nobel NV	57,385	5,841,750
	AMG Advanced Metallurgical Group NV	7,810	247,330
	Amsterdam Commodities NV	8,922	220,910

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	APERAM SA	21,724	$940,303
*	Arcadis NV	35,390	1,240,786
*	ArcelorMittal SA	6,911	151,346
*	ArcelorMittal SA	72,449	1,564,173
	ASM International NV	15,323	3,925,264
	ASML Holding NV	20,680	11,046,162
	ASR Nederland NV	70,205	2,721,438
*	Basic-Fit NV	9,579	328,072
	BE Semiconductor Industries NV	44,536	3,062,010
*	Beter Bed Holding NV	7,640	52,499
*	Boskalis Westminster	33,152	931,369
*	Brunel International NV	6,552	63,452
	Coca-Cola European Partners P.L.C.	38,559	1,793,631
	Corbion NV	29,168	1,703,397
	Euronext NV	18,381	1,979,574
	ForFarmers NV	13,965	89,882
#*	Fugro NV	33,352	349,336
*	GrandVision NV	24,330	722,635
*	Heijmans NV	11,972	146,777
	Heineken NV	35,506	3,703,985
*	Hunter Douglas NV	1,878	147,355
	IMCD NV	12,404	1,539,387
#*	ING Groep NV, Sponsored ADR	92,618	816,891
*	ING Groep NV	202,247	1,798,251
*	Intertrust NV	26,987	414,920
*	Just Eat Takeaway.com NV	2,635	301,344
*	Kendrion NV	6,978	163,173
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	22,706
	Koninklijke Ahold Delhaize NV	286,166	8,214,259
*	Koninklijke BAM Groep NV	95,389	188,022
	Koninklijke DSM NV	21,901	3,828,583
	Koninklijke KPN NV	891,757	2,785,848
*	Koninklijke Philips NV	38,089	2,067,852
	Koninklijke Vopak NV	32,158	1,627,602
*	Lucas Bols NV	700	8,239
	Nedap N.V.	2,302	136,959
	NN Group NV	71,012	2,957,757
*	OCI NV	25,727	533,769
	Ordina NV	48,363	168,823
*	PostNL NV	159,557	657,780
	Prosus N.V.	11,532	1,347,293
*	Randstad NV	61,544	3,845,134
	SBM Offshore NV	71,733	1,231,287
*	Signify NV	58,378	2,785,568
*	Sligro Food Group NV	10,761	239,098
*	SNS NV	38,309	0
	Stellantis NV	394,373	5,989,092
	Stellantis NV	129,958	1,976,112
	Stellantis NV	215,180	3,277,191
	TKH Group NV	26,570	1,254,893
*	TomTom NV	24,677	287,040
*	Van Lanschot Kempen NV	2,696	67,060
	Wolters Kluwer NV	37,732	3,135,160
TOTAL NETHERLANDS			102,680,740
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd. (The)	89,111	734,895
*	Air New Zealand, Ltd.	375,730	426,689
	Arvida Group, Ltd.	13,224	16,958

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Auckland International Airport, Ltd.	63,337	$336,947
	Chorus, Ltd.	200,811	1,214,421
	Chorus, Ltd., ADR	2,187	64,516
*	Comvita, Ltd.	5,949	13,653
	EBOS Group, Ltd.	28,871	591,506
	Fisher & Paykel Healthcare Corp., Ltd.	39,615	981,805
*	Fletcher Building, Ltd.	207,265	921,271
*	Fletcher Building, Ltd.	12,299	53,847
#	Fonterra Co-operative Group, Ltd.	16,318	53,183
	Freightways, Ltd.	42,759	336,599
	Genesis Energy, Ltd.	104,739	293,776
*	Gentrack Group, Ltd.	5,110	4,892
	Hallenstein Glasson Holdings, Ltd.	13,766	69,746
	Heartland Group Holdings, Ltd.	174,811	232,264
	Infratil, Ltd.	178,376	917,712
*	Kathmandu Holdings, Ltd.	123,458	113,852
	Mainfreight, Ltd.	19,316	932,100
	Mercury NZ, Ltd.	28,664	146,181
	Meridian Energy, Ltd.	64,395	328,694
	NEW Zealand King Salmon Investments, Ltd.	4,992	5,488
*	New Zealand Refining Co., Ltd. (The)	70,771	23,786
*	NZME, Ltd.	83,243	43,517
	NZX, Ltd.	71,135	104,536
	PGG Wrightson, Ltd.	8,801	20,833
#	Port of Tauranga, Ltd.	31,228	168,297
*	Pushpay Holdings, Ltd.	45,552	53,664
*	Restaurant Brands New Zealand, Ltd.	9,039	76,122
	Ryman Healthcare, Ltd.	34,578	384,128
#	Sanford, Ltd.	22,200	75,630
	Scales Corp., Ltd.	45,399	158,824
	Skellerup Holdings, Ltd.	25,161	70,140
*	SKY Network Television, Ltd.	1,525,622	179,419
	SKYCITY Entertainment Group, Ltd.	327,920	714,467
	Spark New Zealand, Ltd.	358,738	1,231,673
*	Steel & Tube Holdings, Ltd.	99,869	64,584
	Summerset Group Holdings, Ltd.	105,700	918,607
*	Synlait Milk, Ltd.	16,752	57,118
*	Tourism Holdings, Ltd.	62,429	100,426
*	TOWER, Ltd.	151,190	74,779
#	Trustpower, Ltd.	2,584	16,099
	Vector, Ltd.	54,504	167,963
*	Vista Group International, Ltd.	22,948	24,464
*	Warehouse Group, Ltd. (The)	49,900	110,753
*	Z Energy, Ltd.	191,896	405,190
TOTAL NEW ZEALAND			14,036,014
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	180,907
*	Adevinta ASA, Class B	3,745	55,566
	AF Gruppen ASA	3,951	76,472
*	Akastor ASA	70,814	51,022
	Aker ASA, Class A	2,562	201,152
	Aker BP ASA	38,985	968,272
*	Aker Solutions ASA	87,554	149,490
	American Shipping Co. ASA	21,848	73,078
	Atea ASA	37,610	572,244
	Austevoll Seafood ASA	48,750	485,496
#	Avance Gas Holding, Ltd.	18,822	79,104
*	Axactor SE	45,745	45,336

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	B2Holding ASA	24,813	$20,594
#*	Bakkafrost P/F	1,985	139,765
	Bonheur ASA	9,038	234,920
	Borregaard ASA	47,678	872,601
*	BW Energy, Ltd.	19,283	53,795
	BW LPG, Ltd.	38,229	249,694
	BW Offshore, Ltd.	57,352	223,245
*	DNB ASA	77,766	1,513,984
#*	DNO ASA	269,933	211,801
	Entra ASA	20,937	465,959
	Equinor ASA	159,990	2,867,211
	Equinor ASA, Sponsored ADR	36,145	640,851
	Europris ASA	89,594	496,105
	FLEX LNG, Ltd.	12,239	97,539
	Frontline, Ltd.	33,235	192,037
	Gjensidige Forsikring ASA	12,552	288,645
*	Golar LNG, Ltd.	3,007	32,566
#*	Grieg Seafood ASA	33,933	315,886
*	Hexagon Composites ASA	8,722	62,693
*	Hexagon Purus Holding A.S.	990	6,946
#*	Kongsberg Automotive ASA	1,506,792	56,392
	Kongsberg Gruppen ASA	9,843	190,398
	Leroy Seafood Group ASA	30,030	209,173
	Mowi ASA	41,266	914,073
*	NEL ASA	159,809	564,428
*	Nordic Semiconductor ASA	9,590	146,929
	Norsk Hydro ASA	129,228	570,696
	Norway Royal Salmon ASA	1,109	25,261
*	Norwegian Finans Holding ASA	57,578	486,097
#	Ocean Yield ASA	32,706	91,736
*	Odfjell Drilling, Ltd.	38,246	74,548
*	Odfjell SE, Class A	2,716	8,752
	Orkla ASA	21,665	210,598
*	Otello Corp. ASA	44,343	132,522
*	PGS ASA	154,850	63,954
*	Protector Forsikring ASA	20,431	148,156
	Salmar ASA	8,154	489,082
*	Sbanken ASA	11,283	88,762
	Scatec ASA	21,475	812,596
*	Schibsted ASA, Class A	3,700	139,197
*	Schibsted ASA, Class B	3,700	119,024
	Selvaag Bolig ASA	19,595	119,487
*	Solon Eiendom ASA	9,046	36,230
*	SpareBank 1 SR-Bank ASA	56,107	615,421
	Stolt-Nielsen, Ltd.	11,950	165,572
*	Storebrand ASA	140,950	1,078,683
*	Subsea 7 SA	64,692	604,739
	Telenor ASA	51,150	843,791
	TGS NOPEC Geophysical Co. ASA	45,853	610,906
	Tomra Systems ASA	10,975	502,288
	Veidekke ASA	38,821	466,814
*	Wallenius Wilhelmsen ASA	22,907	56,564
*	XXL ASA	39,801	96,424
	Yara International ASA	8,490	394,787
TOTAL NORWAY			23,059,056
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	10,766	25,731
	Cementos Pacasmayo SAA, ADR	2,701	21,753

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Credicorp, Ltd.	3,175	$477,298
TOTAL PERU			524,782
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	120,880	99,951
	Aboitiz Power Corp.	201,000	100,217
	AC Energy Corp.	357,000	47,359
	Alliance Global Group, Inc.	1,173,500	241,127
*	Apex Mining Co., Inc.	1,214,000	37,882
*	Atlas Consolidated Mining & Development Corp.	113,900	14,638
	Ayala Corp.	15,885	253,604
	Ayala Land, Inc.	494,800	386,484
	Bank of the Philippine Islands	281,555	464,879
	BDO Unibank, Inc.	448,876	937,302
	Belle Corp.	1,510,800	49,628
	Bloomberry Resorts Corp.	2,171,800	358,908
*	Cebu Air, Inc.	108,820	107,349
*	CEMEX Holdings Philippines, Inc.	1,521,431	42,318
	Century Pacific Food, Inc.	310,200	112,791
	Century Properties Group, Inc.	730,005	6,225
	Chelsea Logistics and Infrastructure Holdings Corp.	150,500	13,267
	China Banking Corp.	171,167	86,489
	Cosco Capital, Inc.	1,123,900	120,190
	D&L Industries, Inc.	876,400	120,624
	DMCI Holdings, Inc.	1,700,550	184,841
*	DoubleDragon Properties Corp.	193,460	57,480
*	Eagle Cement Corp.	145,700	42,312
*	East West Banking Corp.	353,750	71,942
	EEI Corp.	181,100	27,525
	Emperador, Inc.	441,400	91,698
	Filinvest Land, Inc.	4,810,000	110,948
	First Gen Corp.	18,800	11,637
	First Philippine Holdings Corp.	105,830	166,090
*	Global Ferronickel Holdings, Inc.	246,820	11,811
*	Global-Estate Resorts, Inc.	436,000	7,699
	Globe Telecom, Inc.	5,830	235,036
	GT Capital Holdings, Inc.	17,360	192,240
*	Holcim Philippines, Inc.	278,700	34,644
*	Integrated Micro-Electronics, Inc.	248,579	66,500
	International Container Terminal Services, Inc.	171,360	421,942
	JG Summit Holdings, Inc.	314,590	396,394
	Jollibee Foods Corp.	71,450	263,446
	Lopez Holdings Corp.	806,300	62,379
	LT Group, Inc.	504,600	139,127
*	MacroAsia Corp.	55,320	5,958
	Manila Electric Co.	18,880	102,291
*	Manila Water Co., Inc.	342,200	103,027
	Max's Group, Inc.	167,800	21,775
*	Megawide Construction Corp.	314,600	46,453
	Megaworld Corp.	3,026,500	239,585
	Metro Pacific Investments Corp.	2,131,800	178,705
	Metropolitan Bank & Trust Co.	173,851	162,279
	Nickel Asia Corp.	1,423,660	138,561
	Petron Corp.	1,103,700	81,095
	Philex Mining Corp.	516,300	45,941
*	Philippine National Bank	157,573	83,500
*	Philippine Stock Exchange, Inc. (The)	312	997
	Phoenix Petroleum Philippines, Inc.	130,700	31,765
*	Pilipinas Shell Petroleum Corp.	144,130	60,525

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	PLDT, Inc., Sponsored ADR	8,990	$268,352
	PLDT, Inc.	15,795	430,911
	Premium Leisure Corp.	1,877,000	17,160
	Puregold Price Club, Inc.	320,600	239,576
*	PXP Energy Corp.	44,700	8,379
	RFM Corp.	196,000	18,805
	Rizal Commercial Banking Corp.	125,767	46,216
	Robinsons Land Corp.	951,278	374,148
	Robinsons Retail Holdings, Inc.	117,470	149,334
	San Miguel Corp.	142,310	361,453
	San Miguel Food and Beverage, Inc.	61,160	86,473
	Security Bank Corp.	81,624	220,029
	Semirara Mining & Power Corp.	545,140	139,002
	SM Investments Corp.	1,355	27,710
	SM Prime Holdings, Inc.	377,326	276,101
*	Top Frontier Investment Holdings, Inc.	3,465	10,054
	Union Bank of the Philippines	84,975	126,230
	Universal Robina Corp.	92,460	259,447
	Vista Land & Lifescapes, Inc.	2,668,100	232,230
	Vistamalls, Inc.	58,000	4,991
	Wilcon Depot, Inc.	258,400	94,386
TOTAL PHILIPPINES			10,890,367
POLAND — (0.3%)
*	Agora SA	8,317	15,201
*	Alior Bank SA	32,971	150,036
	Amica SA	814	30,397
*	AmRest Holdings SE	12,150	92,137
	Asseco Poland SA	2,202	40,083
*	Bank Handlowy w Warszawie SA	6,800	70,583
*	Bank Millennium SA	109,410	114,501
*	Bank Ochrony Srodowiska SA	4,661	7,743
*	Bank Polska Kasa Opieki SA	11,023	187,612
*	Boryszew SA	54,851	43,775
	Budimex SA	3,875	335,662
*	CCC SA	4,109	90,891
*	CD Projekt SA	434	35,392
*	Ciech SA	19,145	160,954
	ComArch SA	886	46,582
	Cyfrowy Polsat SA	36,563	299,406
	Develia SA	100,816	60,563
*	Dino Polska SA	7,778	546,223
	Dom Development SA	1,479	45,634
*	Echo Investment SA	1,495	1,698
#*	Enea SA	103,846	190,426
*	Eurocash SA	25,664	94,037
*	Fabryki Mebli Forte SA	1,025	12,279
*	Famur SA	94,887	65,639
*	Globe Trade Centre SA	18,382	33,015
*	Grupa Azoty SA	14,635	113,458
	Grupa Kety SA	2,908	372,519
#	Grupa Lotos SA	56,398	582,175
#*	ING Bank Slaski SA	2,413	110,624
*	Inter Cars SA	1,915	144,233
*	Jastrzebska Spolka Weglowa SA	19,759	167,220
	Kernel Holding SA	23,532	343,873
*	KGHM Polska Miedz SA	37,655	1,895,277
*	LPP SA	221	454,399
*	Lubelski Wegiel Bogdanka SA	6,074	33,982

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	mBank SA	2,857	$149,401
*	Netia SA	53,536	77,488
	Neuca SA	176	32,117
*	Orange Polska SA	161,071	283,532
*	PGE Polska Grupa Energetyczna SA	127,656	222,919
*	PKP Cargo SA	10,504	38,769
	Polski Koncern Naftowy Orlen SA	62,527	937,110
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	153,902
*	Powszechna Kasa Oszczednosci Bank Polski SA	39,586	305,646
*	Powszechny Zaklad Ubezpieczen SA	29,761	237,552
*	Santander Bank Polska SA	1,451	70,214
*	Tauron Polska Energia SA	455,887	342,040
*	VRG SA	23,900	16,629
	Warsaw Stock Exchange	11,142	131,464
	Wawel SA	43	6,813
TOTAL POLAND			9,993,825
PORTUGAL — (0.1%)
#	Altri SGPS SA	42,109	251,229
*	Banco Comercial Portugues SA, Class R	3,291,327	455,956
*	Banco Espirito Santo SA	499,965	0
*	CTT-Correios de Portugal SA	45,285	131,139
	EDP - Energias de Portugal SA	162,791	1,021,218
	EDP Renovaveis SA	15,215	416,678
	Galp Energia SGPS SA	77,818	781,069
	Jeronimo Martins SGPS SA	48,528	793,582
#*	Mota-Engil SGPS SA	52,154	87,497
	Navigator Co. SA (The)	74,103	222,400
	NOS SGPS SA	177,258	611,259
	REN - Redes Energeticas Nacionais SGPS SA	65,309	185,860
	Semapa-Sociedade de Investimento e Gestao	14,032	149,026
	Sonae SGPS SA	361,328	289,665
TOTAL PORTUGAL			5,396,578
QATAR — (0.2%)
	Aamal Co.	775,544	182,819
	Al Khaleej Takaful Group QSC	64,871	48,870
	Al Khalij Commercial Bank PQSC	305,721	170,709
	Al Meera Consumer Goods Co. QSC	13,906	76,878
	Barwa Real Estate Co.	491,820	445,816
*	Doha Bank QPSC	307,503	193,653
	Doha Insurance Co. QSC	38,447	16,263
*	Gulf International Services QSC	318,054	137,644
	Gulf Warehousing Co.	55,963	79,119
	Industries Qatar QSC	102,035	337,720
	Masraf Al Rayan QSC	399,005	480,906
*	Mazaya Qatar Real Estate Development QSC	280,466	96,689
	Medicare Group	35,621	85,814
	Mesaieed Petrochemical Holding Co.	348,330	193,346
	Ooredoo QPSC	129,518	296,501
	Qatar Electricity & Water Co QSC	67,810	331,237
*	Qatar First Bank	127,068	62,754
	Qatar Fuel QSC	92,763	475,183
	Qatar Gas Transport Co., Ltd.	485,739	440,104
	Qatar Industrial Manufacturing Co. QSC	55,766	46,097
	Qatar Insurance Co. SAQ	398,366	267,246
	Qatar International Islamic Bank QSC	159,759	390,418
	Qatar Islamic Bank SAQ	103,236	470,039

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	260,720	$1,287,727
	Qatar National Cement Co. QSC	25,583	29,827
*	Salam International Investment, Ltd. QSC	394,015	69,939
	United Development Co. QSC	813,568	349,297
	Vodafone Qatar QSC	611,027	251,685
	Widam Food Co.	18,611	30,872
TOTAL QATAR			7,345,172
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	36,272	63,997
	Etalon Group P.L.C., GDR	9,426	16,684
	Gazprom PJSC, Sponsored ADR	158,185	879,337
	Gazprom PJSC, Sponsored ADR	21,000	117,390
	Globaltrans Investment P.L.C., GDR	12,202	82,147
	Globaltrans Investment P.L.C., GDR	13,263	89,393
	Lukoil PJSC, Sponsored ADR	4,888	349,150
	Lukoil PJSC, Sponsored ADR	17,851	1,263,396
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	342,215
*	Mail.Ru Group, Ltd., GDR	1,419	36,966
*	Mail.Ru Group, Ltd., GDR	1,033	26,910
*	Mechel PJSC, Sponsored ADR	16,260	27,967
	MMC Norilsk Nickel PJSC, ADR	18,273	590,401
	MMC Norilsk Nickel PJSC, ADR	9,287	298,171
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	552,258
	Novatek PJSC, GDR	493	82,266
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	16,393	455,958
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	3,737	104,188
	PhosAgro PJSC, GDR	8,962	140,238
	PhosAgro PJSC, GDR	7,773	121,881
	Polyus PJSC, GDR	809	76,491
	QIWI P.L.C., Sponsored ADR	1,368	13,256
	Ros Agro P.L.C., GDR	3,044	36,676
	Ros Agro P.L.C., GDR	6,611	79,993
	Rosneft Oil Co. PJSC, GDR	138,082	855,832
	Rosneft Oil Co. PJSC, GDR	56,263	347,196
	Rostelecom PJSC, Sponsored ADR	8,483	67,482
	Rostelecom PJSC, Sponsored ADR	7,748	62,524
	RusHydro PJSC, ADR	218,605	216,693
	Sberbank of Russia PJSC, Sponsored ADR	56,288	770,131
	Sberbank of Russia PJSC, Sponsored ADR	14,276	195,724
	Severstal PAO, GDR	15,052	251,353
	Severstal PAO, GDR	4,738	79,361
	Tatneft PJSC, Sponsored ADR	8,623	334,221
	Tatneft PJSC, Sponsored ADR	13,065	507,118
	VEON, Ltd., ADR	122,834	197,763
	VTB Bank PJSC, GDR	80,161	73,439
	VTB Bank PJSC, GDR	324,250	298,958
	X5 Retail Group NV, GDR	12,244	431,693
	X5 Retail Group NV, GDR	9,578	338,870
TOTAL RUSSIA			10,875,687
SAUDI ARABIA — (0.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	12,850	75,571
	Abdullah Al Othaim Markets Co.	5,769	191,522
	Advanced Petrochemical Co.	13,239	225,195
*	Al Alamiya for Cooperative Insurance Co.	5,354	37,368
	Al Babtain Power & Telecommunication Co.	7,954	65,475
	Al Etihad Cooperative Insurance Co.	5,731	38,126

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Hammadi Co. for Development and Investment	8,533	$63,473
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,581	60,949
	Al Jouf Agricultural Development Co.	3,832	39,071
*	Al Jouf Cement Co.	33,735	101,884
	Al Khaleej Training and Education Co.	550	3,148
	Al Moammar Information Systems Co.	1,406	37,663
	Al Rajhi Bank	82,639	1,605,613
*	Al Rajhi Co. for Co-operative Insurance	3,618	83,917
*	Al Yamamah Steel Industries Co.	3,734	33,873
*	AlAbdullatif Industrial Investment Co.	4,134	16,663
	Alandalus Property Co.	8,044	46,039
	Aldrees Petroleum and Transport Services Co.	6,986	120,967
*	Alinma Bank	159,915	695,930
*	AlJazira Takaful Ta'awuni Co.	3,430	22,999
	Almarai Co. JSC	22,594	324,202
	Arab National Bank	10,403	56,288
	Arabian Cement Co.	18,008	217,755
	Arabian Centres Co., Ltd.	17,149	108,464
	Arabian Pipes Co.	4,584	24,370
*	Arabian Shield Cooperative Insurance Co.	5,778	42,850
	Arriyadh Development Co.	26,341	127,225
*	Aseer Trading Tourism & Manufacturing Co.	28,188	118,994
*	Astra Industrial Group	13,126	89,815
*	AXA Cooperative Insurance Co.	2,592	24,429
	Bank AlBilad	90,899	671,676
	Bank Al-Jazira	129,455	466,664
*	Basic Chemical Industries, Ltd.	3,551	32,231
	Bawan Co.	6,022	44,349
*	Bupa Arabia for Cooperative Insurance Co.	8,217	255,900
	City Cement Co.	26,119	193,947
*	Co. for Cooperative Insurance (The)	12,928	271,774
	Dallah Healthcare Co.	5,320	77,848
*	Dar Al Arkan Real Estate Development Co.	254,447	582,819
	Dur Hospitality Co.	11,366	88,299
	Eastern Province Cement Co.	15,419	185,806
*	Electrical Industries Co.	5,577	35,974
*	Emaar Economic City	136,865	329,321
*	Etihad Etisalat Co.	113,566	864,756
*	Fawaz Abdulaziz Al Hokair & Co.	23,619	133,771
	Fitaihi Holding Group	3,695	16,844
*	Hail Cement Co.	17,472	80,075
	Halwani Brothers Co.	1,384	35,390
	Herfy Food Services Co.	5,236	81,179
	Jarir Marketing Co.	9,188	427,475
*	Jazan Energy and Development Co.	13,313	68,343
	Leejam Sports Co. JSC	3,928	77,018
*	Malath Cooperative Insurance Co.	10,359	63,067
*	Methanol Chemicals Co.	16,346	55,381
*	Middle East Healthcare Co.	4,626	42,688
*	Middle East Paper Co.	11,644	58,102
*	Mobile Telecommunications Co. Saudi Arabia	157,362	575,013
	Mouwasat Medical Services Co.	5,280	202,346
	Najran Cement Co.	32,642	166,765
*	Nama Chemicals Co.	2,845	24,802
*	National Agriculture Development Co. (The)	15,426	118,195
*	National Co., for Glass Manufacturing (The)	4,939	39,743
	National Commercial Bank	142,498	1,637,922
	National Gas & Industrialization Co.	5,759	46,463
*	National Industrialization Co.	112,236	402,750

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Medical Care Co.	4,994	$69,878
*	National Metal Manufacturing & Casting Co.	2,556	22,285
	National Petrochemical Co.	7,966	73,501
	Northern Region Cement Co.	32,333	106,714
	Qassim Cement Co. (The)	11,143	267,836
*	Rabigh Refining & Petrochemical Co.	59,020	219,903
*	Red Sea International Co.	4,080	28,136
	Riyad Bank	93,336	530,023
	SABIC Agri-Nutrients Co.	16,611	410,230
	Sahara International Petrochemical Co.	93,825	458,937
	Samba Financial Group	30,175	242,138
	Saudi Airlines Catering Co.	7,856	160,681
*	Saudi Arabian Mining Co.	35,112	391,942
	Saudi Automotive Services Co.	9,146	74,991
	Saudi Basic Industries Corp.	31,058	848,116
	Saudi British Bank (The)	7,932	56,579
	Saudi Cement Co.	14,852	261,571
*	Saudi Ceramic Co.	9,002	116,331
*	Saudi Chemical Co., Holding.	19,265	175,990
	Saudi Co. For Hardware CJSC	2,934	45,302
	Saudi Electricity Co.	30,904	182,237
*	Saudi Ground Services Co.	22,744	188,801
	Saudi Industrial Investment Group	28,852	197,761
	Saudi Industrial Services Co.	7,176	68,005
*	Saudi Investment Bank (The)	4,280	18,184
*	Saudi Kayan Petrochemical Co.	154,163	591,426
*	Saudi Marketing Co.	3,758	30,209
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,308	33,926
*	Saudi Printing & Packaging Co.	10,200	65,381
*	Saudi Public Transport Co.	14,061	65,506
*	Saudi Re for Cooperative Reinsurance Co.	15,428	58,312
*	Saudi Real Estate Co.	12,843	51,442
*	Saudi Research & Marketing Group	7,364	149,326
	Saudi Telecom Co.	42,847	1,291,025
	Saudia Dairy & Foodstuff Co.	2,628	112,278
	Savola Group (The)	56,539	592,554
*	Seera Group Holding	73,973	356,914
	Southern Province Cement Co.	15,083	357,726
*	Tabuk Cement Co.	14,840	74,604
*	Takween Advanced Industries Co.	12,357	44,216
	Umm Al-Qura Cement Co.	7,951	67,007
	United Electronics Co.	6,189	153,923
	United International Transportation Co.	10,552	109,858
	United Wire Factories Co.	2,390	22,354
	Yamama Cement Co.	36,465	300,512
	Yanbu Cement Co.	18,571	232,075
	Yanbu National Petrochemical Co.	6,920	118,048
	Zahrat Al Waha For Trading Co.	1,138	25,357
*	Zamil Industrial Investment Co.	10,654	59,400
TOTAL SAUDI ARABIA			23,333,985
SINGAPORE — (0.6%)
	Accordia Golf Trust	312,200	5,006
	AEM Holdings, Ltd.	49,200	147,059
	Amara Holdings, Ltd.	25,000	7,368
	Aspial Corp., Ltd.	58,100	5,992
	Avarga, Ltd.	64,000	14,398
*	Banyan Tree Holdings, Ltd.	203,300	39,716
	Best World International, Ltd.	114,600	21,809

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Bonvests Holdings, Ltd.	22,000	$15,158
	Boustead Projects, Ltd.	15,189	11,523
	Bukit Sembawang Estates, Ltd.	46,200	139,978
	Bund Center Investment, Ltd.	64,750	27,309
	CapitaLand, Ltd.	152,500	366,557
	Centurion Corp., Ltd.	57,200	15,436
	China Aviation Oil Singapore Corp., Ltd.	132,800	112,726
	China Sunsine Chemical Holdings, Ltd.	230,000	78,503
	Chip Eng Seng Corp., Ltd.	165,700	52,915
	City Developments, Ltd.	74,700	403,483
	Civmec, Ltd.	16,000	5,422
	ComfortDelGro Corp., Ltd.	434,000	514,977
*	COSCO Shipping International Singapore Co., Ltd.	139,800	28,384
	CSE Global, Ltd.	83,500	30,007
	Dairy Farm International Holdings, Ltd.	39,800	171,292
	DBS Group Holdings, Ltd.	119,645	2,256,176
	Del Monte Pacific, Ltd.	179,159	27,636
	Delfi, Ltd.	21,900	12,055
*	Ezion Holdings, Ltd.	1,747,154	10,653
#*	Ezra Holdings, Ltd.	767,465	1,190
	Far East Orchard, Ltd.	55,776	44,974
	First Resources, Ltd.	228,800	266,856
	Food Empire Holdings, Ltd.	131,300	71,514
	Fragrance Group, Ltd.	206,000	17,914
	Frasers Property, Ltd.	110,100	101,530
	Frencken Group, Ltd.	147,500	151,561
*	Gallant Venture, Ltd.	282,900	28,470
	Genting Singapore, Ltd.	490,000	314,475
*	Geo Energy Resources, Ltd.	267,800	37,100
*	GL, Ltd.	168,800	91,545
	Golden Agri-Resources, Ltd.	2,558,100	347,527
*	Golden Energy & Resources, Ltd.	117,900	14,243
	Great Eastern Holdings, Ltd.	6,700	105,635
	GuocoLand, Ltd.	129,766	152,662
*	Halcyon Agri Corp., Ltd.	115,356	25,614
	Hiap Hoe, Ltd.	39,000	18,635
	Hi-P International, Ltd.	80,800	120,646
	Ho Bee Land, Ltd.	79,100	141,549
	Hong Fok Corp., Ltd.	141,220	73,931
	Hong Leong Asia, Ltd.	128,500	71,173
	Hong Leong Finance, Ltd.	26,800	48,841
	Hongkong Land Holdings, Ltd.	139,200	641,757
	Hotel Grand Central, Ltd.	41,908	31,863
	Hutchison Port Holdings Trust	2,061,300	420,950
*	Hyflux, Ltd.	291,500	48,627
	iFAST Corp., Ltd.	57,100	236,182
	IGG, Inc.	395,000	511,959
*	Indofood Agri Resources, Ltd.	175,000	39,649
	Japfa, Ltd.	286,440	186,839
	Jardine Cycle & Carriage, Ltd.	14,955	241,821
	Keppel Corp., Ltd.	194,900	732,559
	Keppel Infrastructure Trust	707,615	295,073
	KSH Holdings, Ltd.	66,000	17,020
*	Lian Beng Group, Ltd.	154,500	53,227
	Low Keng Huat Singapore, Ltd.	66,000	19,857
*	Mandarin Oriental International, Ltd.	21,800	38,057
*	Midas Holdings, Ltd.	550,500	14,919
*	mm2 Asia, Ltd.	135,400	13,768
	NetLink NBN Trust	64,200	46,056

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Oceanus Group, Ltd.	2,196,800	$91,168
	Olam International, Ltd.	156,700	187,070
	OUE, Ltd.	151,300	129,755
	Oversea-Chinese Banking Corp., Ltd.	148,842	1,153,563
	Oxley Holdings, Ltd.	468,652	78,845
	Pan-United Corp., Ltd.	53,750	12,309
	Q&M Dental Group Singapore, Ltd.	94,100	31,022
	QAF, Ltd.	23,707	16,389
*	Raffles Education Corp., Ltd.	143,481	13,938
	Raffles Medical Group, Ltd.	1,411	990
	Riverstone Holdings, Ltd.	165,200	186,218
*	SATS, Ltd.	142,070	410,112
	SBS Transit, Ltd.	22,300	49,436
	Sembcorp Industries, Ltd.	627,100	774,814
*	Sembcorp Marine, Ltd.	3,118,488	338,416
	Sheng Siong Group, Ltd.	234,900	285,665
	SIA Engineering Co., Ltd.	7,200	10,229
	SIIC Environment Holdings, Ltd.	499,200	67,918
	Sinarmas Land, Ltd.	520,200	86,369
	Sing Holdings, Ltd.	16,000	4,447
*	Singapore Airlines, Ltd.	544,250	1,678,794
	Singapore Exchange, Ltd.	122,300	908,570
	Singapore Technologies Engineering, Ltd.	169,400	472,302
	Singapore Telecommunications, Ltd.	582,300	1,031,571
	Singapore Telecommunications, Ltd.	40,000	71,250
	Stamford Land Corp., Ltd.	150,000	38,847
	StarHub, Ltd.	209,100	201,011
	Sunningdale Tech, Ltd.	88,300	108,189
*	Swiber Holdings, Ltd.	105,749	1,624
	Tai Sin Electric, Ltd.	55,856	12,789
	Tuan Sing Holdings, Ltd.	239,675	56,450
	UMS Holdings, Ltd.	195,000	189,297
	United Industrial Corp., Ltd.	80,613	141,856
	United Overseas Bank, Ltd.	106,092	1,864,017
	UOB-Kay Hian Holdings, Ltd.	91,957	103,782
	UOL Group, Ltd.	139,555	766,086
	Venture Corp., Ltd.	91,400	1,358,386
	Vicom, Ltd.	18,400	29,900
	Wee Hur Holdings, Ltd.	112,500	16,828
	Wilmar International, Ltd.	74,300	294,075
	Wing Tai Holdings, Ltd.	211,800	302,027
TOTAL SINGAPORE			23,935,630
SOUTH AFRICA — (1.5%)
	Absa Group, Ltd.	216,901	1,626,524
	Adcock Ingram Holdings, Ltd.	28,223	85,167
*	Adcorp Holdings, Ltd.	30,200	13,758
*	Advtech, Ltd.	247,479	163,978
	AECI, Ltd.	68,185	412,173
	African Rainbow Minerals, Ltd.	56,227	1,013,501
	Afrimat, Ltd.	19,640	51,796
	Alexander Forbes Group Holdings, Ltd.	384,692	93,395
	Allied Electronics Corp., Ltd., Class A	61,028	47,233
	Alviva Holdings, Ltd.	57,884	43,271
	Anglo American Platinum, Ltd.	10,754	1,069,867
	AngloGold Ashanti, Ltd.	36,658	854,229
	AngloGold Ashanti, Ltd., Sponsored ADR	49,266	1,155,780
*	Aspen Pharmacare Holdings, Ltd.	80,251	757,581
	Astral Foods, Ltd.	24,678	206,008

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	AVI, Ltd.	146,804	$730,990
	Balwin Properties, Ltd.	30,346	9,416
*	Barloworld, Ltd.	113,993	709,473
	Bid Corp., Ltd.	63,249	1,050,303
	Bidvest Group, Ltd. (The)	71,014	732,017
*	Capitec Bank Holdings, Ltd.	15,164	1,388,069
	Cashbuild, Ltd.	13,762	258,994
	City Lodge Hotels, Ltd.	256,396	49,360
	Clicks Group, Ltd.	69,704	1,145,257
	Coronation Fund Managers, Ltd.	81,420	262,296
	Curro Holdings, Ltd.	41,356	29,796
*	DataTec, Ltd.	127,163	206,886
	Discovery, Ltd.	105,104	890,927
	Distell Group Holdings, Ltd.	14,489	88,761
	DRDGOLD, Ltd.	19,497	20,456
	Exxaro Resources, Ltd.	84,244	836,790
*	Famous Brands, Ltd.	27,746	81,471
	FirstRand, Ltd.	570,026	1,790,311
*	Foschini Group, Ltd. (The)	148,634	1,003,019
	Gold Fields, Ltd., Sponsored ADR	489,188	4,564,124
*	Grindrod Shipping Holdings, Ltd.	5,985	28,196
	Grindrod, Ltd.	206,608	67,770
*	Harmony Gold Mining Co., Ltd.	14,209	63,025
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	888,589
	Hudaco Industries, Ltd.	19,536	119,122
	Impala Platinum Holdings, Ltd.	237,506	3,207,411
	Imperial Logistics, Ltd.	86,598	242,298
	Investec, Ltd.	67,049	169,639
	Italtile, Ltd.	90,429	95,419
	JSE, Ltd.	29,744	225,538
*	KAP Industrial Holdings, Ltd.	822,506	199,300
	Kumba Iron Ore, Ltd.	23,130	926,625
	Lewis Group, Ltd.	53,212	94,789
	Liberty Holdings, Ltd.	87,314	353,156
*	Life Healthcare Group Holdings, Ltd.	733,505	936,536
*	Long4Life, Ltd.	65,322	18,143
*	Massmart Holdings, Ltd.	55,696	148,213
	Merafe Resources, Ltd.	762,601	27,795
*	Metair Investments, Ltd.	98,252	121,374
	MiX Telematics, Ltd., Sponsored ADR	7,590	105,425
	Momentum Metropolitan Holdings	572,855	623,030
	Motus Holdings, Ltd.	36,426	147,562
	Mpact, Ltd.	81,828	90,223
	Mr. Price Group, Ltd.	67,867	771,161
	MTN Group, Ltd.	547,162	2,257,346
	MultiChoice Group, Ltd.	122,351	1,041,930
*	Murray & Roberts Holdings, Ltd.	139,738	76,410
*	Nampak, Ltd.	194,409	25,936
	Nedbank Group, Ltd.	137,307	1,107,934
	NEPI Rockcastle P.L.C.	63,413	383,316
	Netcare, Ltd.	549,996	485,818
	Ninety One, Ltd.	24,224	74,137
*	Northam Platinum, Ltd.	122,047	1,516,240
	Oceana Group, Ltd.	38,491	167,421
	Old Mutual, Ltd.	258,830	221,080
	Old Mutual, Ltd.	1,048,747	904,129
*	Omnia Holdings, Ltd.	64,120	187,629
	Pepkor Holdings, Ltd.	88,596	86,204
	Pick n Pay Stores, Ltd.	137,682	484,400

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	PPC, Ltd.	620,481	$65,107
	PSG Group, Ltd.	40,958	174,237
	PSG Konsult, Ltd.	27,570	16,801
	Raubex Group, Ltd.	82,409	137,478
	RCL Foods, Ltd.	37,465	21,035
	Reunert, Ltd.	101,585	255,852
	RFG Holdings, Ltd.	33,536	25,291
*	Royal Bafokeng Platinum, Ltd.	28,659	130,167
	Sanlam, Ltd.	445,107	1,696,013
	Santam, Ltd.	18,782	328,820
*	Sappi, Ltd.	308,757	871,461
*	Sasol, Ltd.	13,027	140,423
*	Sasol, Ltd., Sponsored ADR	83,230	868,921
	Shoprite Holdings, Ltd.	123,099	1,137,718
	Sibanye Stillwater, Ltd.	822,803	3,123,503
	Sibanye Stillwater, Ltd., ADR	49,830	740,973
	SPAR Group, Ltd. (The)	73,122	935,019
*	Spur Corp., Ltd.	23,750	25,724
	Standard Bank Group, Ltd.	366,825	3,041,054
#*	Steinhoff International Holdings NV	314,204	42,611
*	Sun International, Ltd.	141,908	122,909
*	Super Group, Ltd.	233,589	365,368
	Telkom SA SOC, Ltd.	158,379	351,420
	Tiger Brands, Ltd.	52,671	692,277
	Transaction Capital, Ltd.	185,160	293,203
	Trencor, Ltd.	88,428	23,277
	Truworths International, Ltd.	154,830	454,868
*	Tsogo Sun Gaming, Ltd.	230,510	76,123
	Vodacom Group, Ltd.	114,626	935,023
*	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	159,205
	Woolworths Holdings, Ltd.	344,532	1,020,752
TOTAL SOUTH AFRICA			60,405,879
SOUTH KOREA — (4.7%)
	ABOV Semiconductor Co., Ltd.	3,017	39,353
*	Abpro Bio Co., Ltd.	33,350	36,779
	ADTechnology Co., Ltd.	2,279	57,225
	Advanced Nano Products Co., Ltd.	930	26,764
	Advanced Process Systems Corp.	4,264	92,432
	AfreecaTV Co., Ltd.	2,962	163,121
*	Agabang&Company	9,906	31,923
	AK Holdings, Inc.	2,163	56,024
	Amorepacific Corp.	1,320	263,105
	AMOREPACIFIC Group	1,754	92,361
*	Ananti, Inc.	2,017	13,806
*	Apact Co., Ltd.	2,318	13,604
*	APS Holdings Corp.	6,201	39,840
	Asia Cement Co., Ltd.	960	72,867
	ASIA Holdings Co., Ltd.	567	46,023
	Asia Paper Manufacturing Co., Ltd.	2,188	80,398
	Austem Co., Ltd.	8,124	23,316
	Autech Corp.	5,453	62,794
	Baiksan Co., Ltd.	6,645	33,452
*	Barun Electronics Co., Ltd.	326	1,142
	Bcworld Pharm Co., Ltd.	1,008	17,464
	BGF retail Co., Ltd.	2,200	333,551
	BH Co., Ltd.	8,461	165,117
	Binggrae Co., Ltd.	1,244	62,111
	BioSmart Co., Ltd.	2,999	16,535

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	77,870	$382,498
	Boditech Med, Inc.	4,164	69,251
	Bookook Securities Co., Ltd.	1,282	23,800
	Boryung Pharmaceutical Co., Ltd.	7,095	135,518
	Bubang Co., Ltd.	10,013	22,176
	Bukwang Pharmaceutical Co., Ltd.	1,943	38,705
*	Byucksan Corp.	23,697	50,662
*	CammSys Corp.	14,666	38,169
*	Capro Corp.	15,677	47,951
	Caregen Co., Ltd.	323	20,211
*	Celltrion Pharm, Inc.	591	92,338
*	Celltrion, Inc.	3,244	936,421
	Changhae Ethanol Co., Ltd.	2,313	25,994
	Cheil Worldwide, Inc.	15,347	264,174
	Chemtronics Co., Ltd.	2,970	76,593
*	ChinHung International, Inc.	4,637	10,773
	Chong Kun Dang Pharmaceutical Corp.	2,047	334,897
	Chongkundang Holdings Corp.	956	92,343
	Chungdahm Learning, Inc.	2,571	42,791
*	CJ CGV Co., Ltd.	7,466	178,808
	CJ CheilJedang Corp.	2,990	1,135,375
	CJ Corp.	8,243	693,515
	CJ ENM Co., Ltd.	4,829	658,391
	CJ Freshway Corp.	1,946	35,352
*	CJ Logistics Corp.	1,786	267,777
	Clean & Science Co., Ltd.	1,813	44,168
	Cosmax, Inc.	1,272	116,622
*	Coway Co., Ltd.	8,615	535,031
	Cowell Fashion Co., Ltd.	10,296	51,394
	Crown Confectionery Co., Ltd.	733	6,910
	CROWNHAITAI Holdings Co., Ltd.	6,390	51,787
	CS Wind Corp.	656	93,550
	Cuckoo Holdings Co., Ltd.	280	24,118
	Cuckoo Homesys Co., Ltd.	2,354	84,429
	Dae Hyun Co., Ltd.	11,980	20,873
	Dae Won Chemical Co., Ltd.	6,000	8,949
	Dae Won Kang Up Co., Ltd.	13,591	50,685
*	Daehan New Pharm Co., Ltd.	2,481	25,941
*	Dae-Il Corp.	2,747	9,560
	Daelim B&Co Co., Ltd.	2,393	11,905
	Daesang Corp.	9,659	225,767
	Daesang Holdings Co., Ltd.	7,797	68,365
*	Daewon Cable Co., Ltd.	7,277	8,697
*	Daewon Media Co., Ltd.	2,936	22,237
	Daewon Pharmaceutical Co., Ltd.	3,829	59,585
*	Daewoo Engineering & Construction Co., Ltd.	59,880	315,623
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	374,530
	Daewoong Co., Ltd.	2,794	116,139
	Daewoong Pharmaceutical Co., Ltd.	173	23,338
	Daihan Pharmaceutical Co., Ltd.	2,757	76,139
	Daishin Securities Co., Ltd.	16,973	184,053
	Danawa Co., Ltd.	1,579	44,528
*	Dasan Networks, Inc.	1,978	21,129
	Dawonsys Co., Ltd.	1,073	18,917
	DB Financial Investment Co., Ltd.	13,364	56,809
	DB HiTek Co., Ltd.	20,993	1,146,263
	DB Insurance Co., Ltd.	30,976	1,018,331
*	Dentium Co., Ltd.	1,909	78,584
	Deutsch Motors, Inc.	10,999	62,784

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DGB Financial Group, Inc.	68,696	$390,306
	DHP Korea Co., Ltd.	2,180	15,067
	DI Dong Il Corp.	800	141,214
	Digital Daesung Co., Ltd.	3,145	20,925
*	DIO Corp.	774	26,481
*	DL E&C Co., Ltd.	5,122	510,524
	DL Holdings Co., Ltd	4,085	222,051
	Dohwa Engineering Co., Ltd.	2,151	15,348
	Dong-A Socio Holdings Co., Ltd.	701	70,324
	Dong-A ST Co., Ltd.	935	68,785
	Dong-Ah Geological Engineering Co., Ltd.	5,490	78,377
*	Dongbang Transport Logistics Co., Ltd.	10,932	46,289
	Dongjin Semichem Co., Ltd.	14,691	397,200
	DongKook Pharmaceutical Co., Ltd.	4,682	129,958
	Dongkuk Industries Co., Ltd.	16,033	44,287
*	Dongkuk Steel Mill Co., Ltd.	28,589	197,831
	Dongsuh Cos., Inc.	897	24,692
	Dongsung Chemical Co., Ltd.	1,451	20,671
	DONGSUNG Corp.	8,113	35,256
	Dongwha Pharm Co., Ltd.	6,113	82,304
	Dongwon F&B Co., Ltd.	458	72,806
	Dongwon Industries Co., Ltd.	960	206,662
	Dongwon Systems Corp.	803	32,211
	Doosan Bobcat, Inc.	9,805	264,272
	Doosan Co., Ltd.	2,554	117,068
*	Doosan Fuel Cell Co., Ltd.	9,655	479,401
*	Doosan Heavy Industries & Construction Co., Ltd.	86,904	907,976
#*	Doosan Infracore Co., Ltd.	88,899	646,348
	DoubleUGames Co., Ltd.	3,372	187,165
	Douzone Bizon Co., Ltd.	6,519	580,776
	DRB Holding Co., Ltd.	4,715	29,162
	DTR Automotive Corp.	1,624	37,791
*	Duk San Neolux Co., Ltd.	1,045	31,219
	DY Corp.	3,478	16,208
	Eagon Industrial, Ltd.	2,793	23,733
*	Easy Bio, Inc.	11,835	70,569
	Easy Holdings Co., Ltd.	19,206	71,528
	Ecopro Co., Ltd.	4,854	252,558
	e-Credible Co., Ltd.	1,366	26,902
	E-MART, Inc.	5,440	796,925
*	EM-Tech Co., Ltd.	2,896	31,674
	ENF Technology Co., Ltd.	5,534	224,071
	Eo Technics Co., Ltd.	572	50,342
	Estechpharma Co., Ltd.	1,289	13,262
	Eugene Investment & Securities Co., Ltd.	30,725	103,977
	Eugene Technology Co., Ltd.	1,778	58,939
*	Eusu Holdings Co., Ltd.	5,858	27,342
	F&F Co., Ltd.	2,079	190,138
	Farmsco	6,877	51,288
	FarmStory Co., Ltd.	27,766	33,416
*	Feelux Co., Ltd.	2,399	9,267
	Fila Holdings Corp.	19,444	741,699
	Fine Semitech Corp.	5,871	145,525
	Gabia, Inc.	4,066	48,529
*	Gamevil, Inc.	729	23,412
	Gaon Cable Co., Ltd.	1,340	24,834
	GMB Korea Corp.	5,922	45,444
*	GNCO Co., Ltd.	4,594	4,007
	GOLFZON Co., Ltd.	1,146	66,440

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Holdings Corp.	3,869	$151,215
	GS Engineering & Construction Corp.	29,104	991,099
	GS Holdings Corp.	37,024	1,201,479
	GS Retail Co., Ltd.	9,239	286,486
	Gwangju Shinsegae Co., Ltd.	211	28,563
*	GY Commerce Co., Ltd.	4,617	1,741
	HAESUNG DS Co., Ltd.	3,148	95,741
	Haimarrow Food Service Co., Ltd.	7,857	23,716
	Haitai Confectionery & Foods Co., Ltd.	2,877	21,161
	Halla Holdings Corp.	4,259	167,527
	Han Kuk Carbon Co., Ltd.	7,973	83,508
	Hana Financial Group, Inc.	47,281	1,378,443
	Hana Micron, Inc.	9,004	85,828
	Hana Tour Service, Inc.	2,147	111,199
*	Hanall Biopharma Co., Ltd.	1,459	41,619
*	Hancom, Inc.	5,157	78,688
	Handok, Inc.	2,285	57,814
	Handsome Co., Ltd.	5,040	140,049
	Hanil Holdings Co., Ltd.	3,885	36,201
*	Hanjin Heavy Industries & Construction Co., Ltd.	3,432	21,539
	Hanjin Kal Corp.	460	25,062
	Hanjin Transportation Co., Ltd.	5,392	210,469
	Hankook Shell Oil Co., Ltd.	303	66,254
	Hankook Tire & Technology Co., Ltd.	27,900	1,022,800
	Hanmi Pharm Co., Ltd.	271	92,335
	Hanmi Science Co., Ltd.	445	31,955
	HanmiGlobal Co., Ltd.	2,183	19,201
	Hanon Systems	20,050	298,319
	Hansae Co., Ltd.	1,440	20,290
	Hansae Yes24 Holdings Co., Ltd.	4,846	29,305
	Hanshin Construction	4,668	75,926
	Hanshin Machinery Co.	5,751	8,186
	Hansol Chemical Co., Ltd.	2,613	448,393
*	Hansol Holdings Co., Ltd.	18,533	57,834
	Hansol Paper Co., Ltd.	11,893	137,825
*	Hansol Technics Co., Ltd.	11,263	100,838
	Hanssem Co., Ltd.	1,642	138,911
*	Hanwha Aerospace Co., Ltd.	13,618	494,822
	Hanwha Corp.	17,230	493,560
*	Hanwha General Insurance Co., Ltd.	39,216	118,346
*	Hanwha Investment & Securities Co., Ltd.	53,696	125,376
	Hanwha Life Insurance Co., Ltd.	104,268	248,224
	Hanwha Solutions Corp.	38,826	1,727,371
	Hanyang Eng Co., Ltd.	5,129	81,865
*	Harim Co., Ltd.	9,249	22,579
	Harim Holdings Co., Ltd.	6,414	46,191
	HB Technology Co., Ltd.	8,492	16,986
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,246	347,185
	HDC Hyundai Engineering Plastics Co., Ltd.	4,140	23,833
*	Heung-A Shipping Co., Ltd.	46,930	2,030
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	76,228
	High Tech Pharm Co., Ltd.	1,557	27,730
	Hite Jinro Co., Ltd.	6,226	177,043
	Hitejinro Holdings Co., Ltd.	2,515	33,084
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	33,178
*	HLB, Inc.	1,355	108,874
*	HMM Co., Ltd	39,167	478,257
*	Homecast Co., Ltd.	5,594	13,019
	Hotel Shilla Co., Ltd.	9,154	664,141

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Industries Co., Ltd.	24,285	$146,819
	HS R&A Co., Ltd.	23,290	51,863
	Huchems Fine Chemical Corp.	10,363	197,703
*	Hugel, Inc.	243	42,531
	Humedix Co., Ltd.	667	12,272
	Huons Co., Ltd.	2,434	119,946
	Huons Global Co., Ltd.	1,900	44,910
	Huvis Corp.	6,198	42,428
	Hwaseung Enterprise Co., Ltd.	3,754	43,312
*	Hyosung Advanced Materials Corp.	1,295	260,673
	Hyosung Chemical Corp.	922	135,851
	Hyosung Corp.	3,201	211,682
	Hyosung TNC Co., Ltd.	1,251	333,361
	Hyundai Bioland Co., Ltd.	1,881	36,223
*	Hyundai Bioscience Co., Ltd.	1,683	33,941
*	Hyundai Construction Equipment Co., Ltd.	4,756	143,398
	Hyundai Corp.	2,255	31,670
	Hyundai Department Store Co., Ltd.	4,534	316,920
*	Hyundai Electric & Energy System Co., Ltd.	9,398	140,270
	Hyundai Elevator Co., Ltd.	4,241	160,305
	Hyundai Engineering & Construction Co., Ltd.	13,498	484,921
	Hyundai Glovis Co., Ltd.	5,345	906,416
	Hyundai Greenfood Co., Ltd.	23,883	186,855
	Hyundai Heavy Industries Holdings Co., Ltd.	1,682	353,445
	Hyundai Livart Furniture Co., Ltd.	5,239	75,813
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	700,977
	Hyundai Motor Co.	11,634	2,372,071
	Hyundai Motor Securities Co., Ltd.	9,464	105,091
*	Hyundai Rotem Co., Ltd.	3,655	62,572
	Hyundai Steel Co.	22,674	784,491
	Hyundai Wia Corp.	6,476	523,480
	HyVision System, Inc.	3,080	37,290
*	iA, Inc.	22,640	34,533
	ICD Co., Ltd.	2,248	33,457
*	IHQ, Inc.	28,719	42,269
*	Il Dong Pharmaceutical Co., Ltd.	3,284	54,073
*	Iljin Electric Co., Ltd.	5,010	14,668
	Iljin Holdings Co., Ltd.	9,856	48,295
	Ilyang Pharmaceutical Co., Ltd.	644	29,275
	iMarketKorea, Inc.	5,580	41,385
	InBody Co., Ltd.	3,074	50,939
*	Industrial Bank of Korea	53,684	375,303
	Innocean Worldwide, Inc.	1,400	80,038
*	Innox Advanced Materials Co., Ltd.	1,358	54,110
*	Insun ENT Co., Ltd.	6,974	72,481
	Interojo Co., Ltd.	2,116	37,902
	Interpark Corp.	23,008	77,642
	INZI Display Co., Ltd.	6,794	22,370
	IS Dongseo Co., Ltd.	8,079	387,256
	ISC Co., Ltd.	1,275	25,326
	i-SENS, Inc.	2,574	57,696
	IsuPetasys Co., Ltd.	3,544	10,659
*	Jahwa Electronics Co., Ltd.	3,600	66,805
	JB Financial Group Co., Ltd.	74,744	346,045
*	JC Hyun System, Inc.	3,025	21,781
*	Jeju Semiconductor Corp.	2,916	13,461
*	Jejuair Co., Ltd.	4,846	85,681
	Jinsung T.E.C.	6,911	66,008
	JLS Co., Ltd.	3,439	18,457

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	JNK Heaters Co., Ltd.	2,495	$19,886
	Jusung Engineering Co., Ltd.	5,310	44,781
	JW Life Science Corp.	2,832	55,292
	JYP Entertainment Corp.	7,188	208,851
	Kangwon Land, Inc.	8,480	178,229
	KAON Media Co., Ltd.	5,358	36,728
*	KB Financial Group, Inc.	32,858	1,186,346
*	KB Financial Group, Inc., ADR	12,984	470,800
	KC Green Holdings Co., Ltd.	5,380	24,262
	KC Tech Co., Ltd.	4,198	98,656
	KCC Engineering & Construction Co., Ltd.	3,969	30,959
*	KCC Glass Corp.	2,522	81,092
	KEPCO Plant Service & Engineering Co., Ltd.	6,940	167,927
*	KEYEAST Co., Ltd.	4,075	58,554
	Kginicis Co., Ltd.	7,157	114,109
	KGMobilians Co., Ltd.	2,370	19,106
	Kia Motors Corp.	21,063	1,543,668
	KINX, Inc.	628	47,301
	KISWIRE, Ltd.	3,796	47,769
*	Kiwi Media Group Co., Ltd.	40,032	4,026
	KIWOOM Securities Co., Ltd.	4,412	555,100
	KMH Co., Ltd.	3,637	50,810
#*	KMW Co., Ltd.	3,893	267,332
	Koentec Co., Ltd.	6,483	49,467
	Koh Young Technology, Inc.	655	62,717
	Kolmar BNH Co., Ltd.	2,817	122,786
	Kolmar Korea Holdings Co., Ltd.	2,909	69,650
	Kolon Global Corp.	2,357	37,832
	Kolon Industries, Inc.	6,395	233,333
	Kolon Plastic, Inc.	3,939	17,755
	KoMiCo, Ltd.	1,777	85,406
	Korea Aerospace Industries, Ltd.	11,226	311,438
	Korea Asset In Trust Co., Ltd.	27,927	95,685
*	Korea Circuit Co., Ltd.	4,621	59,596
*	Korea Electric Power Corp., Sponsored ADR	14,609	150,181
*	Korea Electric Power Corp.	4,467	91,149
	Korea Electric Terminal Co., Ltd.	2,571	172,831
	Korea Gas Corp.	4,518	125,274
*	Korea Information & Communications Co., Ltd.	4,831	36,711
	Korea Investment Holdings Co., Ltd.	13,153	954,285
*	Korea Line Corp.	85,770	260,202
	Korea Petrochemical Ind Co., Ltd.	2,039	515,188
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	146,595
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,059	675,040
	Korea United Pharm, Inc.	935	40,787
	Korea Zinc Co., Ltd.	1,019	367,681
*	Korean Air Lines Co., Ltd.	66,206	1,694,983
	Korean Reinsurance Co.	38,045	252,913
	KSS LINE, Ltd.	8,759	84,059
*	KT Corp., Sponsored ADR	10,532	110,797
	KT Skylife Co., Ltd.	14,519	110,485
*	KT&G Corp.	10,236	732,351
	KTB Investment & Securities Co., Ltd.	20,557	63,159
	Kukdo Chemical Co., Ltd.	1,090	46,101
	Kumho Petrochemical Co., Ltd.	8,110	1,781,483
*	Kumho Tire Co., Inc.	29,214	98,507
	Kumkang Kind Co., Ltd.	7,285	33,294
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	80,707
	Kyeryong Construction Industrial Co., Ltd.	4,548	124,211

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co., Ltd.	10,286	$66,270
	Kyung Dong Navien Co., Ltd.	1,778	76,430
	Kyungbang Co., Ltd.	6,447	72,217
	LB Semicon, Inc.	12,595	152,946
	Leadcorp, Inc. (The)	14,653	78,998
	LEENO Industrial, Inc.	3,102	423,515
*	Leenos Corp.	11,057	11,223
	LG Chem, Ltd.	1,240	1,011,408
	LG Corp.	14,134	1,249,821
*	LG Display Co., Ltd., ADR	144,957	1,400,285
*	LG Display Co., Ltd.	16,760	325,796
	LG Electronics, Inc.	45,523	6,214,956
	LG Hausys, Ltd.	3,750	256,791
	LG HelloVision Co., Ltd.	17,066	66,953
	LG Household & Health Care, Ltd.	737	1,025,950
	LG Innotek Co., Ltd.	7,043	1,252,644
	LG International Corp.	11,639	274,100
	LG Uplus Corp.	93,210	994,368
	LIG Nex1 Co., Ltd.	1,280	42,441
	Lion Chemtech Co., Ltd.	1,399	9,310
*	Lock & Lock Co., Ltd.	3,971	40,906
	Lotte Chemical Corp.	2,302	535,365
	Lotte Chilsung Beverage Co., Ltd.	1,080	112,070
	Lotte Corp.	4,274	123,897
	LOTTE Fine Chemical Co., Ltd.	7,746	375,664
	Lotte Food Co., Ltd.	197	59,739
	LOTTE Himart Co., Ltd.	3,486	122,396
*	Lotte Non-Life Insurance Co., Ltd.	41,650	64,696
	Lotte Shopping Co., Ltd.	3,712	349,541
	LS Corp.	5,047	289,109
	LS Electric Co., Ltd.	6,112	334,295
*	Lumens Co., Ltd.	22,437	52,629
*	LVMC Holdings	22,148	84,713
	Macquarie Korea Infrastructure Fund	39,930	383,443
	Maeil Dairies Co., Ltd.	754	47,657
	Maeil Holdings Co., Ltd.	4,128	32,282
	Mando Corp.	16,984	1,045,312
	Mcnex Co., Ltd.	6,556	304,348
*	ME2ON Co., Ltd.	8,057	49,749
*	Medipost Co., Ltd.	771	28,532
	Medy-Tox, Inc.	1,281	138,936
	Meerecompany, Inc.	1,150	40,772
	MegaStudyEdu Co., Ltd.	3,356	124,187
	Meritz Financial Group, Inc.	16,897	144,057
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	436,271
	Meritz Securities Co., Ltd.	128,077	402,874
	MiCo, Ltd.	18,529	255,401
	Mirae Asset Daewoo Co., Ltd.	56,044	474,652
	Mirae Asset Life Insurance Co., Ltd.	45,023	147,076
	Miwon Commercial Co., Ltd.	279	32,798
	Miwon Specialty Chemical Co., Ltd.	1,128	105,308
	Modetour Network, Inc.	262	5,295
	Moorim P&P Co., Ltd.	12,956	56,395
	Multicampus Co., Ltd.	752	21,086
	Namhae Chemical Corp.	4,401	33,707
*	Namsun Aluminum Co., Ltd.	3,792	14,934
*	Namuga Co., Ltd.	1,188	22,207
	Nasmedia Co., Ltd.	1,454	39,851
	NAVER Corp.	2,316	706,684

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NCSoft Corp.	1,285	$1,088,716
	NeoPharm Co., Ltd.	1,311	36,170
*	Netmarble Corp.	492	57,631
*	New Power Plasma Co., Ltd.	5,828	31,276
	Nexen Corp.	11,315	44,825
	Nexen Tire Corp.	19,176	106,650
	NH Investment & Securities Co., Ltd.	45,555	448,842
	NHN KCP Corp.	4,946	258,058
	NICE Holdings Co., Ltd.	8,074	127,292
	Nice Information & Telecommunication, Inc.	2,812	69,255
	NICE Information Service Co., Ltd.	12,936	245,918
	NICE Total Cash Management Co., Ltd.	5,591	26,221
*	NK Co., Ltd.	11,386	13,039
	Nong Shim Holdings Co., Ltd.	919	60,669
	NongShim Co., Ltd.	621	156,516
	Noroo Holdings Co., Ltd.	1,230	11,573
	NPC	3,066	9,810
*	OCI Co., Ltd.	6,671	586,664
	OptoElectronics Solutions Co., Ltd.	2,293	102,398
	OPTRON-TEC, Inc.	11,325	116,659
	Orion Corp.	628	67,302
	Orion Holdings Corp.	9,992	119,638
*	Osstem Implant Co., Ltd.	4,830	296,187
	Ottogi Corp.	75	37,549
	Paik Kwang Industrial Co., Ltd.	13,521	47,825
*	Pan Ocean Co., Ltd.	46,097	187,455
	Paradise Co., Ltd.	7,876	111,216
	Partron Co., Ltd.	18,711	188,086
*	Pearl Abyss Corp.	1,507	423,809
*	Pharmicell Co., Ltd.	2,963	37,795
*	PI Advanced Materials Co., Ltd.	4,450	156,504
*	PNE Solution Co., Ltd.	2,025	39,038
	Poongsan Corp.	7,772	197,357
	POSCO, Sponsored ADR	33,942	1,859,682
	POSCO	1,578	346,380
	POSCO Chemical Co., Ltd.	1,789	214,198
	Posco ICT Co., Ltd.	7,848	54,093
	Posco International Corp.	22,451	331,259
	Power Logics Co., Ltd.	17,904	142,032
	Protec Co., Ltd.	1,581	51,785
	PSK, Inc.	4,173	138,524
	Pulmuone Co., Ltd.	8,790	129,743
*	Redrover Co., Ltd.	4,271	1,310
	RFHIC Corp.	910	35,578
*	RFTech Co., Ltd.	6,617	55,651
	S&S Tech Corp.	4,200	141,622
	S&T Motiv Co., Ltd.	3,323	214,242
	S-1 Corp.	4,010	289,051
	Sajo Industries Co., Ltd.	712	20,723
	Sajodaerim Corp.	851	11,825
*	Sajodongaone Co., Ltd.	16,592	15,317
*	SAM KANG M&T Co., Ltd.	1,181	19,630
*	Sambo Motors Co., Ltd.	6,699	41,767
	Samchully Co., Ltd.	408	30,504
	Samick THK Co., Ltd.	1,844	20,859
	Samji Electronics Co., Ltd.	5,213	66,447
	Samjin Pharmaceutical Co., Ltd.	3,278	71,377
*	Samkee Corp.	10,140	42,224
	SAMPYO Cement Co., Ltd.	10,906	39,635

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Biologics Co., Ltd.	81	$57,347
	Samsung Card Co., Ltd.	6,396	169,569
	Samsung Electro-Mechanics Co., Ltd.	10,373	1,886,727
	Samsung Electronics Co., Ltd., GDR	9,769	17,943,198
	Samsung Electronics Co., Ltd.	504,791	36,903,738
*	Samsung Engineering Co., Ltd.	36,533	402,960
	Samsung Fire & Marine Insurance Co., Ltd.	11,324	1,699,857
*	Samsung Heavy Industries Co., Ltd.	90,606	502,628
	Samsung Life Insurance Co., Ltd.	10,090	636,109
	Samsung SDI Co., Ltd.	883	576,864
	Samsung SDS Co., Ltd.	2,510	437,080
	Samsung Securities Co., Ltd.	19,235	648,640
	SAMT Co., Ltd.	28,477	63,974
	Samwha Capacitor Co., Ltd.	3,281	218,779
	Samyang Corp.	1,441	80,132
	Samyang Foods Co., Ltd.	1,538	125,054
	Sang-A Frontec Co., Ltd.	2,592	131,876
	SaraminHR Co., Ltd.	2,474	57,463
	SAVEZONE I&C Corp.	10,599	29,679
*	S-Connect Co., Ltd.	28,101	47,699
	Seah Besteel Corp.	6,008	65,695
	SeAH Holdings Corp.	341	22,581
	SeAH Steel Corp.	578	47,332
	Seegene, Inc.	2,436	355,392
	Sejong Industrial Co., Ltd.	4,410	36,277
	Sempio Foods Co.	12	532
	S-Energy Co., Ltd.	2,942	18,353
	Seohan Co., Ltd.	35,255	45,697
	Seoul Semiconductor Co., Ltd.	7,269	126,898
	Seoyon Co., Ltd.	5,173	35,074
*	Sewon Cellontech Co., Ltd.	8,094	20,300
	SEWOONMEDICAL Co., Ltd.	3,469	20,202
	SFA Engineering Corp.	12,841	432,915
*	SFA Semicon Co., Ltd.	43,839	269,397
	SGC e Tec E&C Co., Ltd.	759	34,267
	SGC Energy Co., Ltd.	4,295	138,896
	Shindaeyang Paper Co., Ltd.	1,347	75,489
*	Shinhan Financial Group Co., Ltd.	31,987	877,220
*	Shinhan Financial Group Co., Ltd., ADR	18,630	515,492
	Shinil Electronics Co., Ltd.	17,933	30,901
	Shinsegae Engineering & Construction Co., Ltd.	1,204	48,046
	Shinsegae Food Co., Ltd.	965	55,775
	Shinsegae International, Inc.	219	33,603
	Shinsegae, Inc.	2,932	612,526
*	Shinsung E&G Co., Ltd.	17,911	47,871
*	Shinsung Tongsang Co., Ltd.	24,154	31,366
	Shinwha Intertek Corp.	9,715	30,224
*	Signetics Corp.	32,920	38,425
	Silicon Works Co., Ltd.	2,336	141,729
	SIMMTECH Co., Ltd.	11,808	227,917
	SIMPAC, Inc.	6,156	14,788
	SK Chemicals Co., Ltd.	2,479	926,965
	SK D&D Co., Ltd.	1,668	60,918
	SK Discovery Co., Ltd.	6,508	368,963
	SK Gas, Ltd.	487	41,998
	SK Holdings Co., Ltd.	3,120	866,989
	SK Hynix, Inc.	83,152	9,078,578
	SK Innovation Co., Ltd.	10,608	2,648,235
	SK Materials Co., Ltd.	1,887	518,709

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Networks Co., Ltd.	79,651	$367,405
	SK Securities Co., Ltd.	156,646	117,632
	SK Telecom Co., Ltd., Sponsored ADR	1,900	45,904
	SK Telecom Co., Ltd.	786	171,418
	SKC Co., Ltd.	2,606	281,384
	SL Corp.	6,248	137,710
*	SM Entertainment Co., Ltd.	683	18,687
	S-Oil Corp.	3,740	228,230
*	Solus Advanced Materials Co., Ltd.	4,708	196,950
	Songwon Industrial Co., Ltd.	5,192	70,336
	Soulbrain Co., Ltd.	2,796	669,175
	Soulbrain Holdings Co., Ltd.	3,458	135,873
	SPC Samlip Co., Ltd.	824	51,447
	SPG Co., Ltd.	28	217
	Spigen Korea Co., Ltd.	356	19,918
	Ssangyong Cement Industrial Co., Ltd.	48,615	279,955
*	Ssangyong Motor Co.	14,162	35,070
	Suheung Co., Ltd.	1,649	73,251
	Sung Kwang Bend Co., Ltd.	9,457	60,669
	Sungdo Engineering & Construction Co., Ltd.	5,870	29,210
	Sungshin Cement Co., Ltd.	5,696	38,982
	Sungwoo Hitech Co., Ltd.	20,748	136,724
	Sunjin Co., Ltd.	4,399	58,070
*	Synopex, Inc.	20,512	72,115
*	Taewoong Co., Ltd.	4,708	55,506
	Taeyoung Engineering & Construction Co., Ltd.	12,917	138,543
*	Taihan Textile Co., Ltd.	1,266	44,782
	TechWing, Inc.	5,406	107,894
*	Telcon RF Pharmaceutical, Inc.	4,634	20,529
*	Thinkware Systems Corp.	2,319	35,742
*	TK Chemical Corp.	20,345	45,843
	TK Corp.	8,803	55,040
	Tokai Carbon Korea Co., Ltd.	1,830	232,954
	Tongyang Life Insurance Co., Ltd.	20,755	67,887
	Top Engineering Co., Ltd.	5,140	44,721
	Tovis Co., Ltd.	8,847	58,587
	TS Corp.	1,552	27,546
*	TY Holdings Co., Ltd.	12,453	263,915
	Ubiquoss, Inc.	642	12,493
	Uni-Chem Co., Ltd.	6,955	8,971
	Unid Co., Ltd.	3,047	138,440
	Union Semiconductor Equipment & Materials Co., Ltd.	5,091	56,272
	UniTest, Inc.	2,869	60,981
	Vieworks Co., Ltd.	772	22,289
*	W Holding Co., Ltd.	24,735	6,491
*	Webzen, Inc.	2,788	86,926
	Wemade Co., Ltd.	618	20,822
	Winix, Inc.	2,902	58,941
	Wins Co., Ltd.	945	14,480
	WiSoL Co., Ltd.	14,909	196,909
*	WONIK CUBE Corp.	8,997	16,256
*	Wonik Holdings Co., Ltd.	17,153	102,933
*	WONIK IPS Co., Ltd.	543	23,123
	Wonik Materials Co., Ltd.	4,076	126,926
*	Woori Financial Group, Inc., Sponsored ADR	593	14,159
*	Woori Financial Group, Inc.	96,968	762,938
*	Woori Investment Bank Co., Ltd.	70,522	32,744
*	Wooridul Pharmaceutical, Ltd.	2,161	17,967
	Woorison F&G Co., Ltd.	12,563	23,009

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woory Industrial Co., Ltd.	1,316	$32,779
	Y G-1 Co., Ltd.	8,699	44,248
	Yonwoo Co., Ltd.	670	14,787
	Youlchon Chemical Co., Ltd.	2,827	56,279
	Young Poong Corp.	168	77,248
*	Youngone Corp.	8,136	256,784
	Youngone Holdings Co., Ltd.	2,822	96,028
*	YoungWoo DSP Co., Ltd.	5,383	11,619
*	Yuanta Securities Korea Co., Ltd.	52,438	140,185
	Yuhan Corp.	4,305	252,511
*	Yungjin Pharmaceutical Co., Ltd.	7,605	45,654
*	Yuyang DNU Co., Ltd.	3,440	703
TOTAL SOUTH KOREA			182,926,466
SPAIN — (1.4%)
	Acciona SA	12,258	1,837,122
	Acerinox SA	62,083	689,333
	ACS Actividades de Construccion y Servicios SA	60,501	1,885,454
*	Aena SME SA	7,298	1,125,473
	Alantra Partners SA	614	9,799
	Almirall SA	16,311	223,324
	Amadeus IT Group SA	38,582	2,463,199
*	Amper SA	310,784	70,486
*	Applus Services SA	77,383	773,965
*	Atresmedia Corp. de Medios de Comunicacion SA	37,599	149,287
*	Azkoyen SA	4,453	27,730
	Banco Bilbao Vizcaya Argentaria SA	273,322	1,247,091
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	166,283	761,577
	Banco de Sabadell SA	2,230,938	974,355
*	Banco Santander SA	1,143,603	3,338,066
*	Banco Santander SA	111,581	312,986
#	Bankia SA	360,701	618,236
	Bankinter SA	210,927	1,183,916
	CaixaBank SA	461,558	1,164,739
*	Caja de Ahorros del Mediterraneo	4,397	0
	Cellnex Telecom SA	67,117	3,931,968
	Cia de Distribucion Integral Logista Holdings SA	17,660	332,228
	CIE Automotive SA	24,889	654,110
	Construcciones y Auxiliar de Ferrocarriles SA	7,787	349,407
	Ebro Foods SA	14,150	308,528
*	eDreams ODIGEO SA	21,208	96,124
	Elecnor SA	8,321	103,840
	Enagas SA	94,249	2,076,359
*	Ence Energia y Celulosa SA	71,140	280,104
	Endesa SA	32,657	834,622
	Ercros SA	47,819	124,012
	Euskaltel SA	37,378	401,707
	Faes Farma SA	174,995	780,068
	Ferrovial SA	3,965	95,061
	Fluidra SA	14,819	356,464
	Fomento de Construcciones y Contratas SA	15,987	170,585
	Global Dominion Access SA	50,319	231,249
	Grifols SA	29,198	859,520
	Grupo Catalana Occidente SA	10,643	361,595
	Iberdrola SA	638,554	8,645,499
	Iberdrola SA	7,309	99,207
	Iberpapel Gestion SA	352	7,398
#*	Indra Sistemas SA	46,457	409,061
	Industria de Diseno Textil SA	63,563	1,885,163

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	824	$40,566
*	Liberbank SA	945,604	241,622
	Mapfre SA	129,494	237,651
*	Mediaset Espana Comunicacion SA	105,629	542,981
*	Melia Hotels International SA	54,024	353,291
	Miquel y Costas & Miquel SA	11,594	193,633
	Naturgy Energy Group SA	66,262	1,711,869
#*	Obrascon Huarte Lain SA	51,945	33,400
	Pharma Mar SA	1,175	149,283
*	Promotora de Informaciones SA, Class A	72,018	88,318
	Prosegur Cia de Seguridad SA	106,234	294,578
*	Realia Business SA	69,999	55,656
	Red Electrica Corp. SA	50,175	952,717
	Repsol SA, Sponsored ADR	41,901	411,885
	Repsol SA	210,120	2,064,159
	Sacyr SA	208,620	456,799
	Siemens Gamesa Renewable Energy SA	6,995	286,961
*	Solaria Energia y Medio Ambiente SA	5,790	148,982
*	Talgo SA	4,147	19,151
*	Tecnicas Reunidas SA	3,605	47,343
#	Telefonica SA, Sponsored ADR	52,156	226,357
	Telefonica SA	413,199	1,782,910
*	Tubacex SA	35,530	56,967
*	Unicaja Banco SA	137,056	94,439
	Vidrala SA	7,616	836,924
	Viscofan SA	19,692	1,390,532
*	Vocento SA	6,696	8,399
	Zardoya Otis SA	54,312	357,408
TOTAL SPAIN			55,334,798
SWEDEN — (2.2%)
	AAK AB	10,600	207,185
	AcadeMedia AB	20,224	185,487
*	Adapteo Oyj	20,921	218,426
	AddLife AB, Class B	14,188	247,743
*	AddNode Group AB	6,360	200,640
	AddTech AB, Class B	62,008	822,030
*	AF Poyry AB	18,573	508,067
*	Alfa Laval AB	48,025	1,258,579
	Alimak Group AB	8,628	143,098
*	Annehem Fastigheter AB, Class B	21,544	77,087
*	Arise AB	3,191	18,891
	Arjo AB, Class B	48,778	362,293
	Assa Abloy AB, Class B	9,310	230,253
	Atlas Copco AB, Class A	47,532	2,578,769
	Atlas Copco AB, Class B	27,621	1,293,216
	Atrium Ljungberg AB, Class B	9,002	173,165
*	Attendo AB	40,806	228,350
	Avanza Bank Holding AB	35,135	957,384
	Axfood AB	17,831	428,527
	Beijer Alma AB	22,051	355,974
*	Beijer Electronics Group AB	9,700	49,428
	Beijer Ref AB	17,619	730,872
	Bergman & Beving AB	12,025	143,605
	Besqab AB	1,033	16,412
	Betsson AB	70,099	658,761
*	Bilia AB, Class A	61,438	761,810
	BillerudKorsnas AB	60,095	1,073,910
	BioGaia AB, Class B	6,804	377,883

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Biotage AB	17,611	$296,879
	Boliden AB	101,481	3,325,208
*	Bonava AB, Class B	32,578	344,281
	Bravida Holding AB	17,041	205,031
*	Bufab AB	15,696	353,641
*	Bulten AB	6,216	64,115
*	Byggmax Group AB	31,325	206,564
	Castellum AB	18,860	452,477
	Catena AB	4,067	189,394
*	CDON AB	1,440	90,643
*	Clas Ohlson AB, Class B	5,198	47,248
	Cloetta AB, Class B	81,413	233,150
*	Collector AB	5,084	13,253
*	Coor Service Management Holding AB	4,969	33,955
	Corem Property Group AB, Class B	21,057	47,154
	Dios Fastigheter AB	14,899	127,501
*	Dometic Group AB	146,048	2,015,699
*	Doro AB	9,675	53,379
*	Duni AB	11,410	139,277
	Dustin Group AB	29,000	274,915
	Eastnine AB	8,283	119,763
*	Elanders AB, Class B	2,164	36,824
	Electrolux AB, Class B	44,147	1,078,547
*	Electrolux Professional AB, Class B	44,147	240,445
	Elekta AB, Class B	34,531	496,160
*	Elos Medtech AB	941	12,016
*	Eltel AB	18,432	50,312
*	Enea AB	4,344	124,208
	Epiroc AB, Class A	40,318	772,448
	Epiroc AB, Class B	38,078	653,581
	Essity AB, Class A	1,606	52,081
	Essity AB, Class B	33,197	1,060,339
	eWork Group AB	3,724	39,582
	Fabege AB	19,571	291,639
*	Fagerhult AB	11,474	69,181
#*	Fastighets AB Balder, Class B	5,700	284,854
	FastPartner AB, Class A	10,334	108,235
*	Fingerprint Cards AB, Class B	15,173	35,307
	Getinge AB, Class B	31,349	808,624
*	Granges AB	60,682	696,691
*	Haldex AB	20,108	119,863
*	Hennes & Mauritz AB, Class B	71,334	1,525,076
	Hexagon AB, Class B	12,262	1,068,586
	Hexpol AB	63,206	690,776
*	HMS Networks AB	1,659	53,786
*	Hoist Finance AB	40,260	166,166
	Holmen AB, Class B	19,680	900,939
	Hufvudstaden AB, Class A	10,117	154,522
*	Humana AB	5,661	39,953
	Husqvarna AB, Class A	15,567	195,165
	Husqvarna AB, Class B	130,453	1,614,040
	ICA Gruppen AB	5,588	280,096
*	Indutrade AB	68,958	1,413,259
#*	International Petroleum Corp.	33,561	80,048
#	Intrum AB	28,236	767,590
*	Inwido AB	46,993	640,131
#*	ITAB Shop Concept AB, Class B	3,537	8,992
	JM AB	31,451	1,097,715
*	Kindred Group P.L.C.	67,551	810,006

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Klovern AB, Class B	33,987	$56,306
*	KNOW IT AB	17,201	577,947
	Kungsleden AB	34,306	350,787
	Lagercrantz Group AB, Class B	61,467	529,499
	Lifco AB, Class B	4,216	387,024
	Lindab International AB	34,213	729,758
	Loomis AB	45,762	1,170,720
	Lundin Energy AB	20,983	569,962
*	Mekonomen AB	19,554	219,316
*	Millicom International Cellular SA	20,433	762,596
#*	Modern Times Group MTG AB, Class B	16,240	246,122
*	Momentum Group AB, Class B	10,464	181,922
	Mycronic AB	28,090	787,410
	NCC AB, Class B	2,281	38,202
#*	Nederman Holding AB	1,650	26,589
*	Nelly Group AB	4,321	18,077
*	Net Insight AB, Class B	64,475	13,255
*	New Wave Group AB, Class B	19,517	134,845
	Nibe Industrier AB, Class B	2,613	87,220
*	Nobia AB	69,989	544,363
*	Nobina AB	66,772	531,441
*	Nolato AB, Class B	15,102	1,397,762
*	Nordic Entertainment Group AB, Class B	5,534	288,883
*	Nordic Waterproofing Holding AB	1,273	22,806
*	OEM International AB, Class B	2,886	107,208
*	Peab AB, Class B	107,724	1,199,913
	Platzer Fastigheter Holding AB, Class B	3,198	37,597
	Pricer AB, Class B	52,318	231,610
	Proact IT Group AB	5,753	192,604
*	Qliro AB	4,321	25,520
	Ratos AB, Class B	97,977	450,506
*	RaySearch Laboratories AB	7,166	74,271
*	Recipharm AB, Class B	29,946	824,657
*	Resurs Holding AB	12,182	66,020
*	Rottneros AB	45,215	46,255
*	Saab AB, Class B	17,220	481,983
	Sagax AB, Class B	15,230	300,751
	Samhallsbyggnadsbolaget i Norden AB	217,396	711,965
*	Sandvik AB	84,752	2,110,757
#*	SAS AB	751,060	151,499
*	Scandi Standard AB	31,872	258,154
#*	Scandic Hotels Group AB	29,877	111,143
	Sectra AB, Class B	4,628	393,955
	Securitas AB, Class B	92,456	1,424,619
*	Semcon AB	7,689	78,981
*	Sensys Gatso Group AB	132,179	22,257
*	Sinch AB	510	74,880
*	Skandinaviska Enskilda Banken AB, Class A	119,911	1,304,570
	Skanska AB, Class B	51,462	1,329,781
	SKF AB, Class A	3,415	93,746
	SKF AB, Class B	90,756	2,483,953
*	SkiStar AB	14,478	211,537
*	SSAB AB, Class A	13,020	55,953
*	SSAB AB, Class A	96,409	411,508
*	SSAB AB, Class B	73,712	283,547
*	SSAB AB, Class B	157,406	605,536
#*	Svenska Cellulosa AB SCA, Class A	5,089	90,860
*	Svenska Cellulosa AB SCA, Class B	107,952	1,901,559
*	Svenska Handelsbanken AB, Class A	105,243	1,049,167

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Svenska Handelsbanken AB, Class B	2,965	$33,848
	Sweco AB, Class B	58,149	968,833
*	Swedbank AB, Class A	61,415	1,155,570
	Swedish Match AB	9,488	731,646
*	Swedish Orphan Biovitrum AB	8,103	152,996
*	Systemair AB	3,635	113,944
	Tele2 AB, Class B	18,285	252,344
	Telefonaktiebolaget LM Ericsson, Class A	3,125	43,723
	Telefonaktiebolaget LM Ericsson, Class B	146,706	1,847,240
	Telia Co. AB	184,575	808,860
*	Thule Group AB	20,922	775,828
*	Trelleborg AB, Class B	71,873	1,625,572
	Troax Group AB	15,479	360,641
*	Vitrolife AB	5,537	146,339
*	Volvo AB, Class A	42,804	1,058,697
*	Volvo AB, Class B	279,915	6,896,723
	Wallenstam AB, Class B	19,704	299,999
	Wihlborgs Fastigheter AB	24,046	493,809
TOTAL SWEDEN			88,117,401
SWITZERLAND — (4.7%)
	ABB, Ltd.	94,154	2,777,203
	Adecco Group AG	62,773	3,921,136
*	Alcon, Inc.	57,051	4,091,127
	Allreal Holding AG	5,345	1,164,356
	ALSO Holding AG	2,933	787,300
*	ams AG	39,507	988,181
*	APG SGA SA	506	106,922
*	Arbonia AG	21,255	338,738
*	Aryzta AG	365,604	321,242
*	Ascom Holding AG	12,384	211,813
*	Autoneum Holding AG	1,715	307,353
	Bachem Holding AG, Class B	484	193,341
	Baloise Holding AG	15,586	2,610,056
	Banque Cantonale de Geneve	541	94,041
	Banque Cantonale Vaudoise	11,000	1,163,933
	Barry Callebaut AG	538	1,193,112
	Belimo Holding AG	45	346,786
	Bell Food Group AG	1,013	277,685
#	Bellevue Group AG	4,979	194,777
	Berner Kantonalbank AG	1,620	403,680
	BKW AG	5,641	644,352
#	Bobst Group SA	4,280	307,104
	Bossard Holding AG, Class A	4,372	1,002,641
	Bucher Industries AG	4,147	1,962,174
	Burckhardt Compression Holding AG	989	341,686
	Burkhalter Holding AG	1,861	133,571
*	Calida Holding AG	2,049	79,308
*	Carlo Gavazzi Holding AG	107	21,760
	Cembra Money Bank AG	11,813	1,283,449
	Chocoladefabriken Lindt & Spruengli AG	10	930,329
#	Cicor Technologies, Ltd.	869	45,812
	Cie Financiere Richemont SA	35,995	3,343,361
	Cie Financiere Tradition SA	858	106,688
	Clariant AG	51,448	1,093,063
	Coltene Holding AG	1,624	174,461
	Conzzeta AG	538	687,429
	Credit Suisse Group AG	168,897	2,215,517
	Credit Suisse Group AG, Sponsored ADR	63,107	823,551

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG	1,680	$482,383
	DKSH Holding AG	15,966	1,284,075
	dormakaba Holding AG	1,029	616,720
#*	Dottikon Es Holding AG	160	34,667
*	Dufry AG	25,510	1,371,562
#	EFG International AG	35,248	243,600
	Emmi AG	631	656,051
	EMS-Chemie Holding AG	937	883,778
	Energiedienst Holding AG	1,691	57,896
#*	Evolva Holding SA	73,727	18,499
*	Feintool International Holding AG	1,240	73,590
#*	Fenix Outdoor International AG	789	102,030
*	Flughafen Zurich AG	9,780	1,611,480
	Forbo Holding AG	716	1,219,101
#*	GAM Holding AG	79,101	187,582
	Geberit AG	4,504	2,756,749
	Georg Fischer AG	2,475	3,091,599
	Givaudan SA	313	1,261,006
	Gurit Holding AG	232	681,806
	Helvetia Holding AG	15,662	1,568,807
#*	HOCHDORF Holding AG	415	28,675
	Huber & Suhner AG	7,280	599,652
	Hypothekarbank Lenzburg AG	9	42,812
#	Implenia AG	6,013	168,194
*	Ina Invest Holding AG	1,203	24,681
	Inficon Holding AG	575	623,508
	Interroll Holding AG	272	895,504
	Intershop Holding AG	288	193,800
*	IWG P.L.C.	408,857	1,747,522
	Julius Baer Group, Ltd.	65,513	3,963,882
*	Jungfraubahn Holding AG	462	71,315
	Kardex Holding AG	3,331	738,018
#*	Komax Holding AG	1,888	483,039
#	Kudelski SA	18,111	102,989
	Kuehne + Nagel International AG	6,094	1,386,726
	LafargeHolcim, Ltd.	48,025	2,596,985
	LafargeHolcim, Ltd.	23,757	1,281,521
*	Lastminute.com NV	2,606	67,485
	LEM Holding SA	165	337,459
	Liechtensteinische Landesbank AG	4,977	284,530
	Logitech International SA	13,969	1,465,628
	Lonza Group AG	2,827	1,805,603
	Luzerner Kantonalbank AG	1,408	628,264
*	Meier Tobler Group AG	1,992	29,191
	Metall Zug AG	82	148,048
*	Mikron Holding AG	2,431	16,096
	Mobilezone Holding AG	19,209	205,765
	Mobimo Holding AG	2,733	860,782
	Nestle SA	291,196	32,641,748
	Novartis AG, Sponsored ADR	83,303	7,536,422
	Novartis AG	16,181	1,465,110
	OC Oerlikon Corp. AG	102,197	1,050,358
#*	Orascom Development Holding AG	6,054	68,346
	Orell Fuessli AG	152	18,243
	Orior AG	2,835	230,410
	Partners Group Holding AG	2,807	3,314,482
	Phoenix Mecano AG	223	117,857
	Plazza AG, Class A	244	84,860
	PSP Swiss Property AG	9,092	1,163,218

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Rieter Holding AG	1,653	$170,280
	Roche Holding AG	2,558	901,249
	Roche Holding AG	51,641	17,821,917
	Romande Energie Holding SA	69	91,399
	Schaffner Holding AG	216	46,289
	Schindler Holding AG	3,003	789,961
	Schweiter Technologies AG	471	814,493
	SFS Group AG	8,928	1,128,228
	SGS SA	650	1,971,446
	Siegfried Holding AG	1,822	1,317,874
*	Siemens Energy AG	17,536	648,018
	Sika AG	15,450	4,204,126
*	Sonova Holding AG	5,995	1,446,228
	St Galler Kantonalbank AG	953	436,986
	Straumann Holding AG	658	729,346
	Sulzer AG	8,150	877,986
	Swatch Group AG (The)	4,961	1,429,022
	Swatch Group AG (The)	11,380	640,849
	Swiss Life Holding AG	5,462	2,490,426
	Swiss Prime Site AG	23,586	2,292,366
	Swiss Re AG	27,860	2,456,186
#*	Swiss Steel Holding AG	261,907	75,308
	Swisscom AG	4,228	2,301,209
	Swissquote Group Holding SA	3,872	420,570
	Temenos AG	17,328	2,188,039
	Thurgauer Kantonalbank	112	12,820
#*	Tornos Holding AG	3,658	21,398
	TX Group AG	1,266	100,823
	u-blox Holding AG	3,189	250,765
*	UBS Group AG	261,000	3,755,790
	Valiant Holding AG	6,995	669,146
*	Valora Holding AG	1,827	349,421
	VAT Group AG	2,417	671,054
	Vaudoise Assurances Holding SA	445	231,096
*	Vetropack Holding AG	5,350	353,435
	Vifor Pharma AG	7,422	1,007,894
#*	Von Roll Holding AG	14,867	12,331
	Vontobel Holding AG	12,679	1,024,392
	VP Bank AG	1,623	200,535
	VZ Holding AG	3,380	285,152
*	V-ZUG Holding AG	820	82,232
	Warteck Invest AG	24	62,813
	Ypsomed Holding AG	260	43,942
	Zehnder Group AG	5,117	374,286
	Zug Estates Holding AG, Class B	68	147,773
	Zuger Kantonalbank AG	31	225,508
	Zurich Insurance Group AG	9,375	3,748,561
TOTAL SWITZERLAND			184,701,715
TAIWAN — (5.2%)
*	Ability Opto-Electronics Technology Co., Ltd.	35,700	57,484
	AcBel Polytech, Inc.	116,540	116,957
	Accton Technology Corp.	98,929	949,631
#	Acer, Inc.	881,521	848,892
	ACES Electronic Co., Ltd.	43,000	61,840
*	Acon Holding, Inc.	73,000	28,813
	Acter Group Corp., Ltd.	26,350	176,327
	Actron Technology Corp.	16,983	68,271
	A-DATA Technology Co., Ltd.	71,503	176,168

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Addcn Technology Co., Ltd.	3,000	$22,709
	Advanced Ceramic X Corp.	4,000	64,685
	Advanced International Multitech Co., Ltd.	64,000	95,722
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	14,251	6,951
*	Advanced Optoelectronic Technology, Inc.	31,000	33,198
#	Advanced Wireless Semiconductor Co.	51,595	283,506
	Advancetek Enterprise Co., Ltd.	87,532	52,965
	Advantech Co., Ltd.	38,039	469,065
	Aerospace Industrial Development Corp.	227,000	219,730
	Airtac International Group	9,773	347,715
#	Alchip Technologies, Ltd.	25,000	733,796
	Allied Circuit Co., Ltd.	5,000	19,623
	Allis Electric Co., Ltd.	28,297	23,723
	Alltek Technology Corp.	32,642	25,710
	Alltop Technology Co., Ltd.	14,000	49,452
	Amazing Microelectronic Corp.	21,055	73,658
*	Ambassador Hotel (The)	110,000	114,172
	AMPOC Far-East Co., Ltd.	24,000	28,826
	Anpec Electronics Corp.	31,781	89,810
	Apacer Technology, Inc.	40,501	55,234
	APAQ Technology Co., Ltd.	26,319	48,133
	APCB, Inc.	62,000	46,310
	Apex Biotechnology Corp.	31,226	24,552
	Apex International Co., Ltd.	48,252	118,289
	Apex Medical Corp.	20,000	18,262
	Apex Science & Engineering	75,920	32,191
	Arcadyan Technology Corp.	35,566	116,920
	Ardentec Corp.	293,120	433,193
#	Argosy Research, Inc.	28,025	119,194
	ASE Technology Holding Co., Ltd., ADR	80,709	537,520
	ASE Technology Holding Co., Ltd.	439,796	1,448,209
	Asia Cement Corp.	417,029	595,208
	Asia Electronic Material Co., Ltd.	17,000	12,576
	Asia Optical Co., Inc.	74,000	194,291
*	Asia Pacific Telecom Co., Ltd.	554,588	188,184
	Asia Tech Image, Inc.	13,000	25,520
	Asia Vital Components Co., Ltd.	79,053	185,395
	ASMedia Technology, Inc.	2,364	159,888
	ASPEED Technology, Inc.	6,000	425,233
	Asustek Computer, Inc.	99,502	1,016,770
	Aten International Co., Ltd.	24,000	71,879
#*	AU Optronics Corp.	3,434,980	1,806,243
	Audix Corp.	47,200	75,801
	AURAS Technology Co., Ltd.	22,000	165,459
	Aurora Corp.	14,100	43,236
	Avalue Technology, Inc.	16,000	29,430
	AVY Precision Technology, Inc.	53,378	48,353
	Axiomtek Co., Ltd.	18,000	32,956
	Bank of Kaohsiung Co., Ltd.	299,008	102,302
	BenQ Materials Corp.	41,000	42,714
	BES Engineering Corp.	690,000	204,941
	Bionime Corp.	7,000	15,660
	Bioteque Corp.	13,000	57,970
#	Bizlink Holding, Inc.	49,038	541,284
	Bright Led Electronics Corp.	47,000	25,311
	Brighton-Best International Taiwan, Inc.	114,423	104,450
	Browave Corp.	13,000	21,869
#	C Sun Manufacturing, Ltd.	79,000	112,850
	Capital Futures Corp.	34,509	45,861

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Capital Securities Corp.	1,047,600	$500,110
	Career Technology MFG. Co., Ltd.	98,715	113,991
	Cathay Financial Holding Co., Ltd.	778,255	1,106,997
	Cathay Real Estate Development Co., Ltd.	327,300	218,007
	Cayman Engley Industrial Co., Ltd.	15,327	57,794
	Central Reinsurance Co., Ltd.	67,788	51,309
	Chailease Holding Co., Ltd.	338,713	1,872,123
*	Chain Chon Industrial Co., Ltd.	27,000	16,527
	ChainQui Construction Development Co., Ltd.	22,990	13,651
*	Champion Building Materials Co., Ltd.	74,526	20,468
	Chang Hwa Commercial Bank, Ltd.	1,003,721	592,674
#	Chang Wah Electromaterials, Inc.	159,130	170,278
#	Channel Well Technology Co., Ltd.	85,000	128,623
	Charoen Pokphand Enterprise	80,920	204,354
	Chaun-Choung Technology Corp.	6,000	45,446
	CHC Healthcare Group	50,000	62,123
	CHC Resources Corp.	37,900	60,286
	Chen Full International Co., Ltd.	48,000	65,946
	Chenbro Micom Co., Ltd.	33,000	91,864
	Cheng Loong Corp.	283,360	290,530
*	Cheng Mei Materials Technology Corp.	228,100	89,943
	Cheng Shin Rubber Industry Co., Ltd.	504,341	717,994
	Cheng Uei Precision Industry Co., Ltd.	183,051	292,222
	Chenming Electronic Technology Corp.	38,000	18,042
	Chian Hsing Forging Industrial Co., Ltd.	21,000	36,197
	Chicony Electronics Co., Ltd.	159,400	491,543
	Chicony Power Technology Co., Ltd.	68,807	171,732
	Chieftek Precision Co., Ltd.	29,700	118,730
#	Chilisin Electronics Corp.	77,024	276,869
*	China Airlines, Ltd.	2,166,019	848,235
	China Bills Finance Corp.	384,000	200,651
	China Chemical & Pharmaceutical Co., Ltd.	122,000	94,846
	China Development Financial Holding Corp.	2,465,412	784,269
	China Ecotek Corp.	11,000	12,897
	China General Plastics Corp.	178,389	146,258
	China Life Insurance Co., Ltd.	839,210	679,626
	China Metal Products	104,290	110,747
	China Steel Chemical Corp.	31,000	111,563
	China Steel Corp.	1,142,881	935,702
	China Steel Structure Co., Ltd.	24,000	24,356
	China Wire & Cable Co., Ltd.	34,160	31,304
	Chinese Maritime Transport, Ltd.	31,570	33,425
	Ching Feng Home Fashions Co., Ltd.	28,000	25,928
	Chin-Poon Industrial Co., Ltd.	144,126	168,711
	Chipbond Technology Corp.	276,000	679,172
	ChipMOS Techinologies, Inc.	86,096	103,250
	ChipMOS Technologies, Inc., ADR	4,591	111,150
	Chlitina Holding, Ltd.	19,000	140,864
#	Chong Hong Construction Co., Ltd.	84,941	239,377
	Chroma ATE, Inc.	47,560	319,567
	Chun YU Works & Co., Ltd.	18,000	11,214
	Chun Yuan Steel Industry Co., Ltd.	160,570	66,982
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	290,137
#*	Chung Hung Steel Corp.	556,212	268,972
*	Chung Hwa Pulp Corp.	191,629	67,839
	Chunghwa Precision Test Tech Co., Ltd.	2,000	63,071
	Chunghwa Telecom Co., Ltd.	112,727	435,091
	Cleanaway Co., Ltd.	40,000	227,006
	CoAsia Electronics Corp.	66,395	29,328

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compal Electronics, Inc.	1,343,747	$1,027,803
	Compeq Manufacturing Co., Ltd.	702,000	1,061,521
	Concord Securities Co., Ltd.	197,685	93,028
	Concraft Holding Co., Ltd.	13,241	35,465
#	Continental Holdings Corp.	192,200	130,430
	Contrel Technology Co., Ltd.	44,000	23,402
	Coremax Corp.	18,296	38,875
	Coretronic Corp.	208,000	285,947
	Co-Tech Development Corp.	101,253	186,182
*	CSBC Corp. Taiwan	33,286	28,510
	CTBC Financial Holding Co., Ltd.	1,901,655	1,288,291
	CTCI Corp.	168,444	210,229
	Cub Elecparts, Inc.	16,788	108,542
	CviLux Corp.	26,600	31,037
	CyberPower Systems, Inc.	11,000	31,180
	CyberTAN Technology, Inc.	152,424	95,469
	Cypress Technology Co., Ltd.	19,161	34,933
	DA CIN Construction Co., Ltd.	95,000	83,830
	Dadi Early-Childhood Education Group, Ltd.	9,368	50,891
	Da-Li Development Co., Ltd.	44,502	45,556
	Darfon Electronics Corp.	104,000	151,823
*	Darwin Precisions Corp.	178,000	77,741
	Daxin Materials Corp.	31,100	91,448
	De Licacy Industrial Co., Ltd.	68,662	41,872
	Delpha Construction Co., Ltd.	90,244	43,281
	Delta Electronics, Inc.	57,699	580,773
	Depo Auto Parts Ind Co., Ltd.	58,000	120,621
	Dimerco Express Corp.	27,000	56,671
#*	D-Link Corp.	270,976	233,502
	Donpon Precision, Inc.	17,000	8,644
	Dyaco International, Inc.	10,000	35,095
*	Dynamic Electronics Co., Ltd.	129,935	88,703
	Dynapack International Technology Corp.	65,000	207,841
*	E & R Engineering Corp.	11,000	31,633
	E Ink Holdings, Inc.	171,000	298,218
	E.Sun Financial Holding Co., Ltd.	1,893,357	1,595,594
	Eastern Media International Corp.	126,064	71,740
	Eclat Textile Co., Ltd.	36,143	522,248
	ECOVE Environment Corp.	10,000	75,896
#	Edimax Technology Co., Ltd.	52,313	22,262
	Edison Opto Corp.	40,000	24,171
	Edom Technology Co., Ltd.	54,162	43,273
	eGalax_eMPIA Technology, Inc.	23,861	48,177
#	Egis Technology, Inc.	39,000	208,762
	Elan Microelectronics Corp.	82,600	468,444
	E-LIFE MALL Corp.	25,000	64,581
	Elite Advanced Laser Corp.	35,723	76,985
	Elite Material Co., Ltd.	160,162	858,365
#	Elite Semiconductor Microelectronics Technology, Inc.	71,000	147,624
*	Elitegroup Computer Systems Co., Ltd.	157,087	141,264
	eMemory Technology, Inc.	19,000	463,623
	Ennoconn Corp.	20,109	186,056
*	Ennostar, Inc.	259,933	765,806
	EnTie Commercial Bank Co., Ltd.	206,000	100,819
#	Eson Precision Ind. Co., Ltd.	35,000	79,569
	Eternal Materials Co., Ltd.	261,993	310,604
*	Etron Technology, Inc.	65,671	47,878
	Eurocharm Holdings Co., Ltd.	17,000	75,685
	Eva Airways Corp.	1,667,132	746,359

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co., Ltd.	158,094	$47,664
	Evergreen International Storage & Transport Corp.	262,000	145,784
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	899,971
	Everlight Chemical Industrial Corp.	199,155	109,019
	Everlight Electronics Co., Ltd.	210,225	311,029
#*	Everspring Industry Co., Ltd.	35,000	15,728
	Excelsior Medical Co., Ltd.	49,684	96,760
	EZconn Corp.	12,600	13,019
	Far Eastern Department Stores, Ltd.	496,249	380,856
	Far Eastern International Bank	1,210,380	442,988
	Far Eastern New Century Corp.	571,625	529,423
	Far EasTone Telecommunications Co., Ltd.	313,000	670,288
#	Faraday Technology Corp.	62,637	116,461
	Farglory Land Development Co., Ltd.	179,575	320,122
*	Federal Corp.	203,567	120,941
	Feng Hsin Steel Co., Ltd.	201,000	451,483
	Feng TAY Enterprise Co., Ltd.	63,297	405,118
	Firich Enterprises Co., Ltd.	17,194	16,913
	First Financial Holding Co., Ltd.	1,647,687	1,187,166
	First Hi-Tec Enterprise Co., Ltd.	21,000	40,655
	First Insurance Co., Ltd. (The)	58,000	26,286
	First Steamship Co., Ltd.	247,553	79,488
	FLEXium Interconnect, Inc.	129,515	548,233
	Flytech Technology Co., Ltd.	33,312	70,364
	Forest Water Environment Engineering Co., Ltd.	11,349	15,367
	Formosa Advanced Technologies Co., Ltd.	69,000	89,257
	Formosa Chemicals & Fibre Corp.	134,821	372,603
	Formosa International Hotels Corp.	14,246	65,247
#*	Formosa Laboratories, Inc.	41,108	68,624
	Formosa Plastics Corp.	142,000	440,983
	Formosa Sumco Technology Corp.	8,000	36,520
	Formosan Union Chemical	135,304	67,682
	Fortune Electric Co., Ltd.	22,000	33,581
	Founding Construction & Development Co., Ltd.	62,208	35,723
	Foxsemicon Integrated Technology, Inc.	25,845	198,476
	Froch Enterprise Co., Ltd.	89,000	38,212
	Fubon Financial Holding Co., Ltd.	942,019	1,529,556
	Fulgent Sun International Holding Co., Ltd.	32,129	125,228
*	Fulltech Fiber Glass Corp.	165,604	78,064
	Fwusow Industry Co., Ltd.	70,321	46,653
	Gamania Digital Entertainment Co., Ltd.	46,000	104,270
	GCS Holdings, Inc.	24,000	44,148
	GEM Services, Inc.	24,200	57,951
	Gemtek Technology Corp.	153,348	153,888
	General Interface Solution Holding, Ltd.	73,000	292,473
	General Plastic Industrial Co., Ltd.	19,114	18,373
#	Genius Electronic Optical Co., Ltd.	49,646	850,606
	Genmont Biotech, Inc.	23,000	16,563
	Getac Technology Corp.	167,000	286,186
	Giant Manufacturing Co., Ltd.	42,760	414,873
	Giantplus Technology Co., Ltd.	117,000	48,769
	Gigabyte Technology Co., Ltd.	64,000	179,964
*	Gigastorage Corp.	123,744	76,542
	Ginko International Co., Ltd.	18,900	87,900
	Global Brands Manufacture, Ltd.	122,000	102,895
	Global Lighting Technologies, Inc.	8,000	28,739
#	Global Unichip Corp.	32,000	449,994
	Globalwafers Co., Ltd.	33,000	724,930
	Globe Union Industrial Corp.	129,075	68,301

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gloria Material Technology Corp.	194,636	$106,648
#*	Gold Circuit Electronics, Ltd.	117,000	216,687
#	Goldsun Building Materials Co., Ltd.	479,788	356,794
	Gourmet Master Co., Ltd.	27,026	122,533
	Grand Ocean Retail Group, Ltd.	40,000	26,641
	GrandTech CG Systems, Inc.	26,250	39,029
#	Grape King Bio, Ltd.	40,000	247,067
	Great China Metal Industry	57,000	44,659
	Great Taipei Gas Co., Ltd.	54,000	62,718
	Great Wall Enterprise Co., Ltd.	254,568	438,021
	Greatek Electronics, Inc.	185,000	418,701
	GTM Holdings Corp.	59,350	48,155
	HannsTouch Solution, Inc.	289,941	99,381
*	Harvatek Corp.	58,239	34,772
	Hey Song Corp.	129,500	148,388
	Highwealth Construction Corp.	151,825	230,628
	HIM International Music, Inc.	7,800	27,631
	Hiroca Holdings, Ltd.	21,795	48,445
	Hiwin Technologies Corp.	55,515	783,080
*	Ho Tung Chemical Corp.	418,118	136,593
*	Hocheng Corp.	66,000	21,192
	Holiday Entertainment Co., Ltd.	21,000	45,732
	Holtek Semiconductor, Inc.	39,000	99,003
	Holy Stone Enterprise Co., Ltd.	64,000	245,806
	Hon Hai Precision Industry Co., Ltd.	709,177	2,820,472
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	210,374
	Hon Hai Precision Industry Co., Ltd., GDR	7,429	59,878
	Hong Pu Real Estate Development Co., Ltd.	111,695	85,117
	Hong YI Fiber Industry Co.	64,000	37,369
	Horizon Securities Co., Ltd.	142,000	60,309
	Hota Industrial Manufacturing Co., Ltd.	49,439	201,629
	Hotai Motor Co., Ltd.	38,000	765,740
	Hotron Precision Electronic Industrial Co., Ltd.	32,092	70,840
	Hsin Kuang Steel Co., Ltd.	87,000	105,649
	Hsing TA Cement Co.	47,000	30,867
	Hu Lane Associate, Inc.	34,266	138,064
	Hua Nan Financial Holdings Co., Ltd.	1,161,352	711,224
	Huaku Development Co., Ltd.	69,540	213,477
	Huang Hsiang Construction Corp.	58,000	72,347
	Hung Ching Development & Construction Co., Ltd.	60,000	39,356
	Hung Sheng Construction, Ltd.	200,608	128,908
	Huxen Corp.	9,000	16,029
*	Hwa Fong Rubber Industrial Co., Ltd.	60,304	24,626
	Ibase Technology, Inc.	47,353	59,297
	IBF Financial Holdings Co., Ltd.	1,181,978	531,112
	Ichia Technologies, Inc.	139,000	80,245
*	I-Chiun Precision Industry Co., Ltd.	61,000	37,051
	Innodisk Corp.	39,598	232,083
#	Innolux Corp.	2,164,685	1,005,684
	Intai Technology Corp.	14,400	45,954
	Integrated Service Technology, Inc.	24,656	45,327
	IntelliEPI, Inc.	5,000	9,336
	International CSRC Investment Holdings Co.	327,287	269,621
	International Games System Co., Ltd.	18,000	495,925
#	Inventec Corp.	823,945	684,106
	Iron Force Industrial Co., Ltd.	13,000	34,382
	I-Sheng Electric Wire & Cable Co., Ltd.	32,000	47,795
	ITE Technology, Inc.	48,000	122,387
	ITEQ Corp.	166,019	792,519

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jarllytec Co., Ltd.	26,000	$63,979
	Jih Sun Financial Holdings Co., Ltd.	714,456	306,775
	Jourdeness Group, Ltd.	18,000	52,614
*	K Laser Technology, Inc.	37,000	21,635
	Kaori Heat Treatment Co., Ltd.	12,147	24,090
	Kaulin Manufacturing Co., Ltd.	34,000	13,759
	KEE TAI Properties Co., Ltd.	186,790	65,324
	Kenda Rubber Industrial Co., Ltd.	169,338	193,167
#	Kenmec Mechanical Engineering Co., Ltd.	50,000	41,675
	Kerry TJ Logistics Co., Ltd.	61,000	89,638
	Key Ware Electronics Co., Ltd.	51,137	26,682
	Kindom Development Co., Ltd.	85,000	97,062
	King Chou Marine Technology Co., Ltd.	39,220	44,592
	King Slide Works Co., Ltd.	9,000	96,018
#	King Yuan Electronics Co., Ltd.	805,545	1,061,324
	King's Town Bank Co., Ltd.	340,000	460,131
*	King's Town Construction Co., Ltd.	50,000	62,413
	Kinik Co.	51,000	116,831
*	Kinko Optical Co., Ltd.	37,000	45,587
	Kinpo Electronics	589,000	249,424
#	Kinsus Interconnect Technology Corp.	111,000	309,014
	KMC Kuei Meng International, Inc.	21,581	152,584
#	KS Terminals, Inc.	32,162	60,597
	Kung Long Batteries Industrial Co., Ltd.	31,000	151,001
*	Kung Sing Engineering Corp.	148,853	49,163
	Kuo Toong International Co., Ltd.	79,917	62,805
	Kuoyang Construction Co., Ltd.	18,000	19,088
*	Kwong Fong Industries Corp.	48,915	18,805
	Kwong Lung Enterprise Co., Ltd.	19,000	26,174
	L&K Engineering Co., Ltd.	74,000	77,353
	La Kaffa International Co., Ltd.	5,000	21,403
	Land Mark Optoelectronics Corp.	9,000	87,480
	Lanner Electronics, Inc.	29,793	70,895
	Largan Precision Co., Ltd.	9,000	942,035
	Laser Tek Taiwan Co., Ltd.	20,000	19,158
*	Laster Tech Corp., Ltd.	18,493	29,225
#*	Lealea Enterprise Co., Ltd.	308,933	124,336
	Ledlink Optics, Inc.	18,900	17,328
	LEE CHI Enterprises Co., Ltd.	96,000	42,950
	Lelon Electronics Corp.	42,634	103,266
	Lemtech Holdings Co., Ltd.	26,396	134,557
*	Leofoo Development Co., Ltd.	40,104	28,474
	Li Cheng Enterprise Co., Ltd.	64,494	57,568
*	Li Peng Enterprise Co., Ltd.	246,366	67,014
	Lian HWA Food Corp.	44,184	70,469
	Lifestyle Global Enterprise, Inc.	6,000	10,338
*	Lingsen Precision Industries, Ltd.	179,000	87,918
	Lite-On Technology Corp.	791,164	1,549,527
	Long Da Construction & Development Corp.	41,000	20,911
#	Longchen Paper & Packaging Co., Ltd.	262,620	181,826
	Longwell Co.	41,000	75,557
	Lotes Co., Ltd.	33,653	622,321
	Lu Hai Holding Corp.	7,274	11,266
	Lumax International Corp., Ltd.	40,034	92,944
	Lung Yen Life Service Corp.	48,000	86,522
*	LuxNet Corp.	28,976	22,840
	Macauto Industrial Co., Ltd.	25,000	81,251
	Machvision, Inc.	9,358	86,900
	Macroblock, Inc.	8,000	27,043

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Macronix International	925,974	$1,294,148
	Makalot Industrial Co., Ltd.	41,561	278,195
	Marketech International Corp.	15,000	60,618
	Materials Analysis Technology, Inc.	20,355	69,206
	Mayer Steel Pipe Corp.	51,700	34,339
	MediaTek, Inc.	58,048	1,813,051
	Mega Financial Holding Co., Ltd.	1,194,365	1,199,565
	Meiloon Industrial Co.	29,050	30,091
	Mercuries & Associates Holding, Ltd.	221,916	156,670
#*	Mercuries Life Insurance Co., Ltd.	529,668	151,558
	Micro-Star International Co., Ltd.	94,394	438,286
	Mildef Crete, Inc.	8,000	14,284
*	MIN AIK Technology Co., Ltd.	64,000	31,750
	Mirle Automation Corp.	79,805	117,086
	MJ International Co., Ltd.	8,000	17,463
	Mobiletron Electronics Co., Ltd.	32,600	76,658
	momo.com, Inc.	12,000	337,247
	MPI Corp.	24,000	91,810
	Nak Sealing Technologies Corp.	35,000	84,961
	Namchow Holdings Co., Ltd.	84,000	133,501
	Nan Kang Rubber Tire Co., Ltd.	101,183	136,068
#	Nan Liu Enterprise Co., Ltd.	13,000	80,951
	Nan Ya Plastics Corp.	172,187	403,460
	Nan Ya Printed Circuit Board Corp.	100,000	804,604
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	21,350
#	Nantex Industry Co., Ltd.	83,392	170,498
	Nanya Technology Corp.	295,110	839,310
	National Aerospace Fasteners Corp.	10,000	18,506
	National Petroleum Co., Ltd.	67,000	123,139
	Nexcom International Co., Ltd.	20,000	17,866
	Nichidenbo Corp.	75,424	127,483
*	Nien Hsing Textile Co., Ltd.	62,654	34,918
	Nien Made Enterprise Co., Ltd.	43,000	566,056
	Novatek Microelectronics Corp.	113,000	1,584,551
#	Nuvoton Technology Corp.	68,140	104,675
	O-Bank Co., Ltd.	332,746	78,088
*	Ocean Plastics Co., Ltd.	62,000	71,568
*	OptoTech Corp.	154,005	138,008
	Orient Europharma Co., Ltd.	9,000	14,842
	Orient Semiconductor Electronics, Ltd.	166,605	87,411
	Oriental Union Chemical Corp.	275,992	176,641
	Pacific Hospital Supply Co., Ltd.	15,396	36,179
	Paiho Shih Holdings Corp.	35,573	33,751
	Pan Jit International, Inc.	76,046	136,742
#	Pan-International Industrial Corp.	197,000	290,342
	Parade Technologies, Ltd.	5,000	214,386
*	Paragon Technologies Co., Ltd.	20,423	21,429
	PCL Technologies, Inc.	11,610	42,850
	P-Duke Technology Co., Ltd.	24,970	59,377
	Pegatron Corp.	492,261	1,377,468
*	Pharmally International Holding Co., Ltd.	18,917	28,677
#*	Phihong Technology Co., Ltd.	148,272	87,015
	Phison Electronics Corp.	43,000	577,940
	Phoenix Tours International, Inc.	8,457	8,929
	Planet Technology Corp.	10,000	21,886
	Plotech Co., Ltd.	47,000	46,357
	Polytronics Technology Corp.	10,469	37,075
	Posiflex Technology, Inc.	29,698	81,800
	Pou Chen Corp.	1,162,528	1,160,198

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Power Wind Health Industry, Inc.	7,199	$34,978
	Powertech Technology, Inc.	453,900	1,573,836
	Poya International Co., Ltd.	18,436	380,937
	President Chain Store Corp.	90,768	864,877
	President Securities Corp.	464,468	330,810
	Primax Electronics, Ltd.	210,000	416,323
	Prince Housing & Development Corp.	569,000	218,276
	Pro Hawk Corp.	6,000	39,376
	Promate Electronic Co., Ltd.	36,000	44,432
#	Prosperity Dielectrics Co., Ltd.	46,000	98,454
	Qisda Corp.	715,875	730,619
	QST International Corp.	13,000	31,622
	Qualipoly Chemical Corp.	43,547	47,571
	Quang Viet Enterprise Co., Ltd.	11,000	41,341
	Quanta Computer, Inc.	371,007	1,067,359
*	Quintain Steel Co., Ltd.	64,842	23,701
	Radium Life Tech Co., Ltd.	419,250	158,218
	Rafael Microelectronics, Inc.	8,000	39,191
	Realtek Semiconductor Corp.	96,098	1,545,897
	Rechi Precision Co., Ltd.	183,185	129,090
	Rexon Industrial Corp., Ltd.	9,000	23,525
	Rich Development Co., Ltd.	264,814	89,053
#	RichWave Technology Corp.	9,500	190,082
*	Right WAY Industrial Co., Ltd.	18,654	6,422
*	Ritek Corp.	313,093	113,060
	Rodex Fasteners Corp.	11,000	12,008
*	Roo Hsing Co., Ltd.	144,000	49,281
	Ruentex Development Co., Ltd.	355,591	490,719
	Ruentex Engineering & Construction Co.	13,000	31,576
	Ruentex Industries, Ltd.	152,901	371,885
	Samebest Co., Ltd.	11,550	20,007
#	Sampo Corp.	166,200	149,944
	San Fang Chemical Industry Co., Ltd.	60,648	42,469
	San Far Property, Ltd.	92,208	45,887
	San Shing Fastech Corp.	35,565	63,135
	Sanitar Co., Ltd.	16,000	18,201
	Sanyang Motor Co., Ltd.	200,900	225,532
#	SCI Pharmtech, Inc.	19,450	62,311
	SDI Corp.	36,000	106,735
	Senao International Co., Ltd.	39,000	42,605
	Senao Networks, Inc.	5,000	18,005
	Sercomm Corp.	61,000	159,718
	Sesoda Corp.	69,326	53,787
	Shan-Loong Transportation Co., Ltd.	48,000	53,359
*	Sharehope Medicine Co., Ltd.	24,035	27,040
	ShenMao Technology, Inc.	44,922	46,056
*	Shih Wei Navigation Co., Ltd.	91,814	32,097
	Shin Kong Financial Holding Co., Ltd.	2,150,405	617,111
	Shin Zu Shing Co., Ltd.	55,758	248,258
*	Shinih Enterprise Co., Ltd.	24,000	17,824
*	Shining Building Business Co., Ltd.	229,439	104,774
	Shinkong Insurance Co., Ltd.	96,000	125,182
	Shinkong Textile Co., Ltd.	59,000	84,180
	Shiny Chemical Industrial Co., Ltd.	33,600	119,725
*	Shuttle, Inc.	60,000	24,583
	Sigurd Microelectronics Corp.	250,770	435,125
	Silergy Corp.	4,000	372,991
	Simplo Technology Co., Ltd.	42,600	546,650
	Sinbon Electronics Co., Ltd.	45,616	407,588

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	162,868	$102,042
	Single Well Industrial Corp.	13,500	14,338
	Sinher Technology, Inc.	33,000	59,834
	Sinmag Equipment Corp.	22,196	68,995
#	Sino-American Silicon Products, Inc.	263,000	1,417,090
#	Sinon Corp.	203,000	148,113
	SinoPac Financial Holdings Co., Ltd.	1,882,308	735,857
	Sinphar Pharmaceutical Co., Ltd.	10,937	10,384
	Sinyi Realty Co.	115,077	112,295
	Sitronix Technology Corp.	45,000	257,119
	Siward Crystal Technology Co., Ltd.	70,000	55,732
	Solar Applied Materials Technology Co.	142,037	220,689
	Solteam, Inc.	19,190	46,553
	Southeast Cement Co., Ltd.	33,000	20,231
	Speed Tech Corp.	16,000	49,343
	Sporton International, Inc.	24,213	223,163
	St Shine Optical Co., Ltd.	18,000	170,263
	Standard Chemical & Pharmaceutical Co., Ltd.	28,330	35,986
#	Standard Foods Corp.	94,003	189,633
	Stark Technology, Inc.	32,800	77,794
	Sunny Friend Environmental Technology Co., Ltd.	18,000	139,643
	Sunonwealth Electric Machine Industry Co., Ltd.	53,000	98,766
	Sunrex Technology Corp.	43,581	103,268
	Sunspring Metal Corp.	35,000	27,613
	Supreme Electronics Co., Ltd.	191,305	237,651
	Sweeten Real Estate Development Co., Ltd.	46,099	35,261
	Syncmold Enterprise Corp.	49,750	143,756
	Synmosa Biopharma Corp.	30,943	26,308
	Synnex Technology International Corp.	181,810	292,998
	Sysage Technology Co., Ltd.	31,908	49,193
	Systex Corp.	48,000	143,708
	T3EX Global Holdings Corp.	22,378	30,385
	TA Chen Stainless Pipe	514,843	460,741
	Ta Liang Technology Co., Ltd.	23,000	36,229
#	Ta Ya Electric Wire & Cable	260,000	166,700
	Ta Yih Industrial Co., Ltd.	16,000	30,158
#	TA-I Technology Co., Ltd.	41,064	114,296
*	Tai Tung Communication Co., Ltd.	42,847	30,963
	Taichung Commercial Bank Co., Ltd.	1,130,074	429,392
#	TaiDoc Technology Corp.	16,323	104,303
	Taiflex Scientific Co., Ltd.	48,640	89,862
	Taimide Tech, Inc.	25,252	42,433
	Tainan Enterprises Co., Ltd.	37,000	22,444
	Tainan Spinning Co., Ltd.	527,171	236,819
	Taishin Financial Holding Co., Ltd.	2,005,440	894,046
	TaiSol Electronics Co., Ltd.	19,000	38,180
	Taisun Enterprise Co., Ltd.	78,601	74,494
#	Taita Chemical Co., Ltd.	112,859	119,445
	Taiwan Business Bank	1,500,879	487,531
#	Taiwan Cement Corp.	1,027,451	1,470,627
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	37,325	56,584
	Taiwan Cogeneration Corp.	78,993	101,986
	Taiwan Cooperative Financial Holding Co., Ltd.	936,662	640,420
	Taiwan FamilyMart Co., Ltd.	6,000	55,651
	Taiwan Fertilizer Co., Ltd.	163,000	292,383
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	47,885
	Taiwan FU Hsing Industrial Co., Ltd.	42,000	65,270
*	Taiwan Glass Industry Corp.	349,672	198,602
	Taiwan High Speed Rail Corp.	171,000	176,381

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	$325,024
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	72,539
*	Taiwan Land Development Corp.	371,640	91,442
	Taiwan Mobile Co., Ltd.	125,800	431,942
	Taiwan Navigation Co., Ltd.	73,000	46,620
	Taiwan Paiho, Ltd.	131,892	364,392
#	Taiwan PCB Techvest Co., Ltd.	140,800	225,456
	Taiwan Sakura Corp.	57,512	102,331
	Taiwan Sanyo Electric Co., Ltd.	12,750	15,447
	Taiwan Secom Co., Ltd.	44,330	136,720
	Taiwan Semiconductor Co., Ltd.	108,000	204,289
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	36,078,559
	Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	8,251,850
	Taiwan Styrene Monomer	263,833	152,452
#	Taiwan Surface Mounting Technology Corp.	77,867	344,889
#*	Taiwan TEA Corp.	352,704	207,792
	Taiwan Union Technology Corp.	75,000	293,683
	Taiyen Biotech Co., Ltd.	48,000	54,948
#*	Tatung Co., Ltd.	633,000	569,912
	TCI Co., Ltd.	33,218	239,442
	Te Chang Construction Co., Ltd.	23,562	24,933
	Teco Electric and Machinery Co., Ltd.	545,000	521,651
	Tehmag Foods Corp.	10,500	92,158
	Tera Autotech Corp.	17,296	13,962
	Test Research, Inc.	75,532	149,589
	Test-Rite International Co., Ltd.	119,389	102,200
#*	Tex-Ray Industrial Co., Ltd.	59,000	37,083
#	Thinking Electronic Industrial Co., Ltd.	37,000	230,439
	Thye Ming Industrial Co., Ltd.	48,850	51,227
*	Ton Yi Industrial Corp.	388,200	141,225
	Tong Hsing Electronic Industries, Ltd.	37,098	276,654
	Tong Yang Industry Co., Ltd.	219,041	279,816
	Tong-Tai Machine & Tool Co., Ltd.	76,160	39,374
	Topco Scientific Co., Ltd.	47,945	202,440
	Topco Technologies Corp.	10,000	23,804
	Topkey Corp.	28,000	140,269
	Topoint Technology Co., Ltd.	67,044	63,710
	Toung Loong Textile Manufacturing	40,000	37,503
*	TPK Holding Co., Ltd.	193,000	292,438
	Transcend Information, Inc.	37,483	82,412
	Tripod Technology Corp.	183,970	841,181
	Tsang Yow Industrial Co., Ltd.	31,000	30,344
	Tsann Kuen Enterprise Co., Ltd.	29,913	20,953
	TSC Auto ID Technology Co., Ltd.	14,630	98,051
	TSRC Corp.	240,717	171,746
	Ttet Union Corp.	15,000	68,258
	TTFB Co., Ltd.	6,000	47,252
	TTY Biopharm Co., Ltd.	63,267	138,222
	Tung Ho Steel Enterprise Corp.	402,254	450,445
	TURVO International Co., Ltd.	29,135	90,453
	TXC Corp.	84,411	251,206
	TYC Brother Industrial Co., Ltd.	111,000	90,605
*	Tycoons Group Enterprise	152,401	33,824
	Tyntek Corp.	103,167	66,715
	UDE Corp.	36,000	37,343
	Ultra Chip, Inc.	21,525	33,543
	U-Ming Marine Transport Corp.	191,000	212,831
	Unimicron Technology Corp.	455,356	1,401,476
	Union Bank Of Taiwan	642,982	236,442

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Uni-President Enterprises Corp.	966,948	$2,347,205
	Unitech Printed Circuit Board Corp.	364,321	258,698
	United Integrated Services Co., Ltd.	82,000	698,627
	United Microelectronics Corp.	3,311,453	5,933,340
	United Orthopedic Corp.	24,924	28,374
	United Radiant Technology	28,000	14,749
*	United Renewable Energy Co., Ltd.	1,001,619	420,306
	Unity Opto Technology Co., Ltd.	115,929	3,198
	Universal Cement Corp.	186,340	136,153
	Universal Microwave Technology, Inc.	10,229	25,480
	Universal Vision Biotechnology Co., Ltd.	3,000	24,358
#*	Unizyx Holding Corp.	133,000	167,992
	UPC Technology Corp.	364,181	192,650
	USI Corp.	465,861	333,862
*	Usun Technology Co., Ltd.	15,400	20,446
	Utechzone Co., Ltd.	22,000	42,229
	Vanguard International Semiconductor Corp.	202,000	801,937
	VHQ Media Holdings, Ltd.	7,500	9,468
#	Visual Photonics Epitaxy Co., Ltd.	89,475	334,592
	Vivotek, Inc.	22,242	67,069
	Voltronic Power Technology Corp.	16,543	753,629
	Wafer Works Corp.	120,593	171,038
*	Waffer Technology Corp.	16,000	11,821
	Wah Lee Industrial Corp.	79,000	211,624
	Walsin Lihwa Corp.	901,000	528,666
	Walsin Technology Corp.	118,000	926,454
	Wan Hai Lines, Ltd.	198,557	302,498
	Wei Chuan Foods Corp.	113,000	81,021
*	Wei Mon Industry Co., Ltd.	51,912	0
	Weikeng Industrial Co., Ltd.	127,076	82,246
	Well Shin Technology Co., Ltd.	44,000	79,433
	Win Semiconductors Corp.	67,868	996,363
	Winbond Electronics Corp.	1,561,117	1,469,252
	Wintek Corp.	312,087	3,824
	Wisdom Marine Lines Co., Ltd.	174,070	148,470
	Wistron Corp.	1,094,506	1,219,568
	Wistron NeWeb Corp.	90,113	243,374
	Wiwynn Corp.	13,000	381,742
	Wowprime Corp.	45,000	183,068
	WPG Holdings, Ltd.	385,756	591,546
	WT Microelectronics Co., Ltd.	97,836	141,684
	XAC Automation Corp.	13,000	11,576
*	XPEC Entertainment, Inc.	5,612	0
	Xxentria Technology Materials Corp.	48,306	99,097
	Yageo Corp.	20,261	413,626
*	Yang Ming Marine Transport Corp.	563,428	396,714
	YC INOX Co., Ltd.	118,400	105,553
	YCC Parts Manufacturing Co., Ltd.	14,000	20,095
*	Yea Shin International Development Co., Ltd.	84,533	50,114
	Yem Chio Co., Ltd.	185,019	92,625
	Yeong Guan Energy Technology Group Co., Ltd.	26,515	73,346
	YFC-Boneagle Electric Co., Ltd.	45,000	39,013
#	YFY, Inc.	615,000	513,490
	Yi Jinn Industrial Co., Ltd.	114,700	57,674
#*	Yieh Phui Enterprise Co., Ltd.	479,787	194,007
	Yonyu Plastics Co., Ltd.	36,400	41,426
*	Young Optics, Inc.	9,000	17,421
#	Youngtek Electronics Corp.	51,120	111,949
	Yuanta Financial Holding Co., Ltd.	2,277,590	1,614,424

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuanta Futures Co., Ltd.	13,536	$24,944
	Yuen Chang Stainless Steel Co., Ltd.	25,000	13,423
	Yulon Finance Corp.	79,860	284,591
*	Yulon Motor Co., Ltd.	229,651	334,286
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	50,029
	Yungshin Construction & Development Co., Ltd.	24,000	33,881
	YungShin Global Holding Corp.	48,950	75,196
	Zeng Hsing Industrial Co., Ltd.	23,423	117,418
	Zenitron Corp.	87,000	68,644
	Zero One Technology Co., Ltd.	33,000	44,336
	Zhen Ding Technology Holding, Ltd.	308,050	1,249,561
*	Zig Sheng Industrial Co., Ltd.	200,543	63,395
*	Zinwell Corp.	136,000	84,263
	Zippy Technology Corp.	20,000	22,984
	ZongTai Real Estate Development Co., Ltd.	44,477	60,297
TOTAL TAIWAN			204,999,718
THAILAND — (0.7%)
	Advanced Info Service PCL	75,600	434,454
	Advanced Information Technology PCL, Class F	48,300	29,209
	AEON Thana Sinsap Thailand PCL	45,300	304,220
	After You PCL	71,400	23,856
	Airports of Thailand PCL	177,700	353,263
	AJ Plast PCL	42,900	26,804
	Allianz Ayudhya Capital PCL	3,900	4,300
	Amata Corp. PCL	289,800	164,604
	Ananda Development PCL	738,700	47,881
	AP Thailand PCL	868,604	210,404
*	Asia Aviation PCL	627,800	52,020
	Asia Plus Group Holdings PCL	988,400	71,992
	Asia Sermkij Leasing PCL	53,000	38,781
	Asian Insulators PCL	416,640	32,017
	B Grimm Power PCL	100,300	170,909
	Bangchak Corp. PCL	383,900	309,121
*	Bangkok Aviation Fuel Services PCL	38,050	30,130
	Bangkok Bank PCL	26,400	100,114
	Bangkok Bank PCL	3,900	14,790
	Bangkok Chain Hospital PCL	361,975	175,364
	Bangkok Dusit Medical Services PCL, Class F	475,000	328,517
	Bangkok Expressway & Metro PCL	1,166,202	317,559
	Bangkok Land PCL	5,761,300	198,267
*	Bangkok Life Assurance PCL	78,400	61,557
*	Bangkok Ranch PCL	202,500	15,155
	Banpu PCL	674,600	234,408
	Banpu PCL	204,750	71,146
	Banpu Power PCL	98,500	56,276
*	BEC World PCL	370,200	97,714
	Berli Jucker PCL	206,600	229,517
*	Better World Green PCL	408,300	7,094
	BTS Group Holdings PCL	174,100	54,970
	Bumrungrad Hospital PCL	91,500	383,670
	Cal-Comp Electronics Thailand PCL, Class F	940,818	74,184
	Carabao Group PCL, Class F	43,600	211,955
	Central Pattana PCL	173,600	284,210
*	Central Plaza Hotel PCL	200,200	165,217
*	Central Retail Corp. PCL	111,092	114,135
*	CH Karnchang PCL	343,100	176,537
	Charoen Pokphand Foods PCL	982,700	894,707
	Chularat Hospital PCL, Class F	1,240,700	107,779

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Com7 PCL, Class F	177,600	$256,639
	Communication & System Solution PCL	264,000	22,228
*	Country Group Development PCL	645,200	12,934
*	CP ALL PCL	334,500	639,830
	Delta Electronics Thailand PCL	12,700	224,043
	Dhipaya Insurance PCL	144,400	131,470
	Do Day Dream PCL	24,500	15,471
	Dynasty Ceramic PCL	1,335,900	103,551
	Eastern Polymer Group PCL, Class F	155,800	44,507
	Eastern Power Group PCL	214,032	35,755
	Eastern Water Resources Development and Management PCL, Class F	247,100	75,542
	Electricity Generating PCL	22,300	132,995
	Energy Absolute PCL	156,500	339,876
	Erawan Group PCL (The)	739,500	86,971
	Forth Corp. PCL	142,300	29,240
	Forth Smart Service PCL	124,000	28,587
	GFPT PCL	173,500	74,200
	Global Green Chemicals PCL, Class F	90,900	29,612
	Global Power Synergy PCL, Class F	99,928	261,255
	Gunkul Engineering PCL	437,640	37,725
	Haad Thip PCL	43,300	50,273
	Hana Microelectronics PCL	251,900	452,376
	Home Product Center PCL	640,957	293,388
	Ichitan Group PCL	150,200	60,221
	Indorama Ventures PCL	389,900	455,947
*	Interlink Communication PCL	43,050	6,818
	Intouch Holdings PCL	14,000	26,194
	Intouch Holdings PCL, Class F	21,100	39,479
	IRPC PCL	3,608,100	409,874
*	Italian-Thai Development PCL	1,478,354	51,369
	Jasmine International PCL	1,777,700	179,374
	JWD Infologistics PCL	211,000	58,161
	Kang Yong Electric PCL	100	1,210
	Karmarts PCL	136,400	18,867
	Kasikornbank PCL	27,200	115,416
	Kasikornbank PCL	78,700	333,943
	KCE Electronics PCL	163,700	300,819
	KGI Securities Thailand PCL	616,400	85,674
	Khon Kaen Sugar Industry PCL	815,184	75,172
	Kiatnakin Phatra Bank PCL	112,300	208,241
	Krung Thai Bank PCL	482,075	186,838
	Krungthai Card PCL	265,000	575,510
	Lam Soon Thailand PCL	77,800	12,269
	Land & Houses PCL	260,000	67,758
	Lanna Resources PCL	105,750	26,146
	LH Financial Group PCL	2,170,700	74,702
*	Loxley PCL	518,575	32,227
	LPN Development PCL	464,200	74,136
	MBK PCL	287,200	116,108
	MCS Steel PCL	202,200	99,985
	Mega Lifesciences PCL	152,400	206,221
*	Minor International PCL	347,092	287,600
	MK Restaurants Group PCL	71,000	118,610
*	Mono Next P.C.L., Class F	699,300	51,869
*	Muangthai Capital PCL	140,600	308,869
	Namyong Terminal PCL	52,000	6,116
	Netbay PCL	32,500	26,930
	Origin Property PCL, Class F	411,500	103,116
	Plan B Media Pcl, Class F	230,500	48,518

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Platinum Group PCL (The), Class F	28,600	$2,446
	Polyplex Thailand PCL	146,200	114,791
*	Precious Shipping PCL	394,300	94,853
	Premier Marketing PCL	112,400	32,484
	Prima Marine PCL	176,800	44,303
*	Principal Capital PCL	136,700	18,178
	Property Perfect PCL	3,479,190	45,335
	Pruksa Holding PCL	307,700	126,452
	PTG Energy PCL	449,700	258,431
	PTT Exploration & Production PCL	278,385	962,675
	PTT Global Chemical PCL	310,445	611,970
	PTT PCL	881,340	1,111,613
	Pylon PCL	76,800	9,853
	Quality Houses PCL	2,688,009	210,155
*	Raimon Land PCL	859,600	17,519
	Rajthanee Hospital PCL	74,800	61,479
	Ratch Group PCL	59,699	98,734
	Ratchthani Leasing PCL	1,152,750	153,289
*	Regional Container Lines PCL	173,100	106,416
	Rojana Industrial Park PCL	383,190	54,540
	RS PCL	136,700	105,048
	S 11 Group PCL	82,600	20,008
	Sabina PCL	75,100	48,929
*	Sahakol Equipment PCL	128,400	8,837
	Samart Corp. PCL	115,700	24,934
	Samart Telcoms PCL	153,700	27,474
	Sansiri PCL	3,544,233	99,471
	Sappe PCL	66,500	46,881
	SC Asset Corp. PCL	876,762	79,679
	SEAFCO PCL	154,000	23,051
	Sena Development PCL	203,000	23,467
	Sermsang Power Corp. Co., Ltd.	88,400	43,122
	Siam Cement PCL (The)	10,900	137,661
	Siam Cement PCL (The)	11,400	143,976
	Siam City Cement PCL	41,135	186,915
	Siam Commercial Bank PCL (The)	128,300	404,019
	Siam Future Development PCL	370,312	57,656
	Siam Global House PCL	216,101	150,180
	Siam Wellness Group PCL, Class F	171,850	41,915
	Siamgas & Petrochemicals PCL	488,800	173,113
	Singha Estate PCL	838,964	45,410
	Sino-Thai Engineering & Construction PCL	61,600	24,286
	SNC Former PCL	36,200	14,877
	Somboon Advance Technology PCL	163,550	89,070
	SPCG PCL	257,400	167,701
	Sri Trang Agro-Industry PCL	92,260	92,476
	Sri Trang Agro-Industry PCL	280,720	281,377
	Srisawad Corp. PCL	211,310	473,029
*	Srithai Superware PCL	372,000	7,706
	Star Petroleum Refining PCL	970,500	288,588
	Supalai PCL	624,775	417,491
*	Super Energy Corp. PCL	7,223,400	236,516
	Syntec Construction PCL	228,200	10,979
	TAC Consumer PCL, Class F	68,700	15,838
	Taokaenoi Food & Marketing PCL, Class F	221,700	78,517
*	Thai Airways International PCL	358,500	40,006
	Thai Oil PCL	320,700	583,968
	Thai Reinsurance P.C.L.	426,400	21,655
	Thai Solar Energy PCL, Class F	169,596	13,826

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL, Class F	9,600	$57,414
	Thai Union Group PCL, Class F	487,640	224,839
	Thai Vegetable Oil PCL	190,400	208,339
	Thai Wah PCL, Class F	109,900	17,405
	Thaifoods Group PCL	383,800	68,604
	Thaire Life Assurance PCL	112,800	12,286
	Thanachart Capital PCL	54,500	58,725
	Thitikorn PCL	40,900	10,864
	Thoresen Thai Agencies PCL	406,851	76,803
	Tipco Asphalt PCL	162,000	107,711
	TIPCO Foods PCL	85,900	21,812
	Tisco Financial Group PCL	96,900	298,664
	TMB Bank PCL	6,352,086	233,455
*	TMT Steel PCL	187,600	43,249
	Total Access Communication PCL	235,300	255,505
	Total Access Communication PCL	46,900	50,927
	TPI Polene PCL	2,708,800	148,427
	TPI Polene Power PCL	589,200	85,831
	True Corp. PCL	3,979,942	425,520
	True Corp. PCL	999,565	106,870
*	TTCL PCL	45,600	9,065
	TTW PCL	346,900	141,403
*	U City PCL, Class F	1,069,300	48,231
	Union Auction PCL	87,400	31,830
	Unique Engineering & Construction PCL	219,345	33,272
	United Paper PCL	133,000	87,985
	Univanich Palm Oil PCL	44,900	8,026
	Univentures PCL	288,800	34,158
*	Vanachai Group PCL	244,900	26,838
	VGI PCL	89,600	20,057
	Vinythai PCL	28,500	29,519
	Vinythai PCL	79,400	82,239
	WHA Corp. PCL	1,301,900	131,364
	WHA Utilities and Power PCL	315,800	42,838
	Workpoint Entertainment PCL	92,100	52,928
TOTAL THAILAND			27,085,753
TURKEY — (0.2%)
*	Akbank T.A.S.	251,079	217,267
	Aksa Akrilik Kimya Sanayii A.S.	76,816	153,187
#*	Aksa Enerji Uretim A.S.	80,778	108,889
	Aksigorta A.S.	80,848	104,535
*	Albaraka Turk Katilim Bankasi A.S.	343,811	98,431
	Alkim Alkali Kimya A.S.	52,780	131,914
	Anadolu Anonim Turk Sigorta Sirketi	54,184	62,204
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	43,902	148,533
	Anadolu Hayat Emeklilik A.S.	18,435	26,110
*	Arcelik A.S.	46,518	209,274
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	27,489	64,910
	Aygaz A.S.	12,361	30,634
*	Bera Holding A.S.	129,318	361,453
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	24,756
	BIM Birlesik Magazalar A.S.	36,598	360,173
*	Bursa Cimento Fabrikasi A.S.	36,406	58,858
*	Coca-Cola Icecek A.S.	36,806	371,211
	EGE Endustri VE Ticaret A.S.	615	140,861
	Enerjisa Enerji A.S.	62,099	100,177
	Eregli Demir ve Celik Fabrikalari TAS	123,945	242,194
*	Fenerbahce Futbol A.S.	11,697	60,793

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Ford Otomotiv Sanayi A.S.	9,472	$185,642
*	Global Yatirim Holding A.S.	41,016	30,556
	GSD Holding A.S.	90,000	28,372
*	Hektas Ticaret TAS	54,987	202,716
*	Ihlas Holding A.S.	101,201	16,670
	Is Yatirim Menkul Degerler A.S., Class A	8,840	21,372
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	71,739
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	179,831	163,724
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	40,215
	KOC Holding A.S.	11,665	31,943
	Kordsa Teknik Tekstil A.S.	17,804	51,850
*	Koza Altin Isletmeleri A.S.	8,332	130,747
*	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	228,088
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	70,067
*	Migros Ticaret A.S.	21,932	131,899
	Nuh Cimento Sanayi A.S.	972	6,552
*	Oyak Cimento Fabrikalari A.S.	2	2
*	Pegasus Hava Tasimaciligi A.S.	26,634	255,551
*	Petkim Petrokimya Holding A.S.	220,686	150,869
	Polisan Holding A.S.	17,402	9,374
*	Sekerbank Turk A.S.	316,640	62,883
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	126,081
#	TAV Havalimanlari Holding A.S.	65,370	190,113
	Tekfen Holding A.S.	53,328	130,956
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	155,013
*	Turk Hava Yollari AO	226,248	373,249
	Turk Telekomunikasyon A.S.	66,604	71,765
	Turkcell Iletisim Hizmetleri A.S.	161,092	352,766
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	49,723
*	Turkiye Garanti Bankasi A.S.	575,308	728,756
#*	Turkiye Halk Bankasi A.S.	115,310	82,740
*	Turkiye Is Bankasi A.S., Class C	124,609	103,960
*	Turkiye Petrol Rafinerileri A.S.	5,050	68,270
*	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	208,050
	Turkiye Sise ve Cam Fabrikalari A.S.	456,113	449,293
*	Turkiye Vakiflar Bankasi TAO, Class D	271,165	159,572
*	Ulker Biskuvi Sanayi A.S.	135,931	418,989
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	134,584
*	Yapi ve Kredi Bankasi A.S.	286,653	111,506
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	185,204
TOTAL TURKEY			9,067,785
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	119,189	208,346
	Abu Dhabi Islamic Bank PJSC	416,202	566,589
	Agthia Group PJSC	19,613	28,244
	Air Arabia PJSC	651,029	225,478
	Aldar Properties PJSC	725,513	689,652
*	Amlak Finance PJSC	229,184	15,649
*	Arabtec Holding PJSC	125,089	13,537
	Aramex PJSC	214,199	256,086
*	DAMAC Properties Dubai Co. PJSC	206,687	77,024
	Dana Gas PJSC	520,040	96,184
*	Deyaar Development PJSC	646,261	51,393
	Dubai Financial Market PJSC	569,593	190,162
	Dubai Investments PJSC	408,812	183,642
	Dubai Islamic Bank PJSC	207,498	283,397
*	DXB Entertainments PJSC	1,081,652	24,302
*	Emaar Development PJSC	281,412	224,549

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Emaar Malls PJSC	638,946	$314,059
	Emirates NBD Bank PJSC	224,029	718,389
	Emirates Telecommunications Group Co. PJSC	99,297	536,276
*	Eshraq Investments PJSC	386,301	33,021
	First Abu Dhabi Bank PJSC	103,382	421,727
*	Gulf Navigation Holding PJSC	157,415	16,479
*	Manazel Real Estate PJSC	283,051	28,110
	National Central Cooling Co. PJSC	40,730	30,627
	RAK Properties PJSC	200,274	31,518
	Ras Al Khaimah Ceramics	87,879	39,927
TOTAL UNITED ARAB EMIRATES			5,304,367
UNITED KINGDOM — (8.8%)
*	4imprint Group P.L.C.	4,332	141,508
	888 Holdings P.L.C.	120,773	498,557
*	A.G. Barr P.L.C.	34,345	229,949
*	AA P.L.C.	206,663	98,379
	Admiral Group P.L.C.	33,621	1,325,032
*	Afren P.L.C.	357,576	0
	Aggreko P.L.C.	121,107	960,570
	Air Partner P.L.C.	15,229	14,148
	Anglo American P.L.C.	99,826	3,283,621
	Anglo-Eastern Plantations P.L.C.	542	4,500
	Antofagasta P.L.C.	84,007	1,638,336
*	Arrow Global Group P.L.C.	67,519	193,297
	Ashmore Group P.L.C.	86,271	531,561
	Ashtead Group P.L.C.	79,525	3,991,110
*	ASOS P.L.C.	7,912	483,422
*	Associated British Foods P.L.C.	35,330	1,020,542
#	AstraZeneca P.L.C., Sponsored ADR	178,391	9,026,585
	AstraZeneca P.L.C.	1,641	167,400
	Auto Trader Group P.L.C.	232,009	1,788,690
	AVEVA Group P.L.C.	2,439	121,046
	Aviva P.L.C.	562,189	2,571,498
	Avon Rubber P.L.C.	8,717	368,458
	B&M European Value Retail SA	332,214	2,428,312
*	Babcock International Group P.L.C.	217,181	690,538
	BAE Systems P.L.C.	298,043	1,880,568
*	Balfour Beatty P.L.C.	247,888	912,806
*	Bank of Georgia Group P.L.C.	17,935	281,327
*	Barclays P.L.C., Sponsored ADR	253,296	1,843,995
*	Barclays P.L.C.	709,856	1,294,916
*	Barratt Developments P.L.C.	131,685	1,146,834
	Beazley P.L.C.	79,388	337,899
	Begbies Traynor Group P.L.C.	12,000	18,836
	Bellway P.L.C.	64,382	2,421,468
	Berkeley Group Holdings P.L.C.	27,516	1,573,620
	BHP Group P.L.C., ADR	75,383	4,117,419
	BHP Group P.L.C.	133,997	3,672,231
*	Biffa P.L.C.	39,066	122,420
	Bloomsbury Publishing P.L.C.	21,816	91,077
	Bodycote P.L.C.	118,286	1,133,682
*	Boohoo Group P.L.C.	235,609	1,089,211
	BP P.L.C., Sponsored ADR	490,028	10,888,403
*	Braemar Shipping Services P.L.C.	3,998	10,360
	Brewin Dolphin Holdings P.L.C.	105,451	424,243
	British American Tobacco P.L.C.	115,864	4,210,250
	Britvic P.L.C.	108,262	1,101,732
	BT Group P.L.C.	2,045,137	3,506,739

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bunzl P.L.C.	37,449	$1,202,101
*	Burberry Group P.L.C.	60,755	1,423,899
*	Burford Capital, Ltd.	55,480	469,890
*	Bytes Technology Group P.L.C.	22,885	111,966
	Cairn Energy P.L.C.	124,141	306,247
*	Capita P.L.C.	461,401	220,008
*	Card Factory P.L.C.	150,506	73,527
	CareTech Holdings P.L.C.	7,081	47,310
	Carnival P.L.C.	12,420	195,671
	Carnival P.L.C., ADR	730	11,680
	Carr's Group P.L.C.	9,590	17,704
	Castings P.L.C.	1,976	10,272
	Centamin P.L.C.	579,273	906,589
*	Centrica P.L.C.	1,643,981	1,161,736
	Charles Stanley Group P.L.C.	382	1,544
	Chemring Group P.L.C.	93,062	376,108
	Chesnara P.L.C.	26,225	100,207
#	Cineworld Group P.L.C.	446,619	468,145
*	Circassia Group P.L.C.	20,894	7,024
	City of London Investment Group P.L.C.	4,266	27,211
	Clarkson P.L.C.	4,475	152,843
	Clipper Logistics P.L.C.	5,686	41,752
	Close Brothers Group P.L.C.	44,663	860,768
	CLS Holdings P.L.C.	40,603	118,977
	CMC Markets P.L.C.	52,183	287,184
*	Coats Group P.L.C.	15,386	12,913
	Coca-Cola HBC AG	27,021	797,731
*	Compass Group P.L.C.	134,579	2,403,954
	Computacenter P.L.C.	39,808	1,274,340
	Concentric AB	20,211	441,311
	ConvaTec Group P.L.C.	371,928	1,017,601
*	Costain Group P.L.C.	65,361	51,551
	Countryside Properties P.L.C.	67,627	398,095
	Cranswick P.L.C.	11,722	546,741
*	Crest Nicholson Holdings P.L.C.	99,893	441,193
	Croda International P.L.C.	22,057	1,895,079
	Daily Mail & General Trust P.L.C., Class A	25,755	270,599
	DCC P.L.C.	6,834	514,119
#*	De La Rue P.L.C.	47,287	106,954
*	Debenhams P.L.C.	2,131,609	0
	Devro P.L.C.	104,102	243,721
*	DFS Furniture P.L.C.	12,850	37,797
	Diageo P.L.C., Sponsored ADR	20,387	3,267,425
	Diageo P.L.C.	19,831	796,159
*	Dialight P.L.C.	7,092	24,265
*	Dialog Semiconductor P.L.C.	33,381	2,101,270
*	Dignity P.L.C.	13,885	109,127
	Diploma P.L.C.	44,845	1,417,040
	Direct Line Insurance Group P.L.C.	491,673	2,018,006
	DiscoverIE Group P.L.C.	16,388	151,837
*	Dixons Carphone P.L.C.	351,634	527,623
	Domino's Pizza Group P.L.C.	188,182	846,569
	Drax Group P.L.C.	170,280	869,508
*	DS Smith P.L.C.	422,371	2,096,475
*	Dunelm Group P.L.C.	39,290	619,456
	easyJet P.L.C.	57,365	568,093
	Electrocomponents P.L.C.	236,028	2,826,736
*	Elementis P.L.C.	156,648	236,064
	EMIS Group P.L.C.	5,988	94,743

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EnQuest P.L.C.	478,999	$80,766
*	Entain P.L.C.	94,222	1,594,562
*	Equiniti Group P.L.C.	30,166	48,036
*	Essentra P.L.C.	81,506	321,204
	Euromoney Institutional Investor P.L.C.	16,712	217,422
	Evraz P.L.C.	107,225	733,141
	Experian P.L.C.	61,660	2,155,178
	FDM Group Holdings P.L.C.	7,533	103,023
	Ferguson P.L.C.	34,587	4,015,799
	Ferrexpo P.L.C.	266,878	1,029,045
	Fevertree Drinks P.L.C.	7,797	260,074
*	Firstgroup P.L.C.	628,658	615,447
*	Flowtech Fluidpower P.L.C.	6,694	8,615
*	Forterra P.L.C.	5,070	18,002
*	Foxtons Group P.L.C.	80,868	56,625
*	Frasers Group P.L.C.	154,524	900,742
	Fresnillo P.L.C.	19,968	269,063
*	G4S P.L.C.	517,780	1,837,763
*	Galliford Try Holdings P.L.C.	55,173	92,437
	Games Workshop Group P.L.C.	8,770	1,237,537
	Gamesys Group P.L.C.	12,370	215,072
	Gamma Communications P.L.C.	2,803	61,501
*	Gem Diamonds, Ltd.	89,068	58,369
	Genel Energy P.L.C.	45,011	91,031
	Genus P.L.C.	4,597	308,793
*	Georgia Capital P.L.C.	10,657	73,449
	GlaxoSmithKline P.L.C., Sponsored ADR	112,341	4,184,702
	GlaxoSmithKline P.L.C.	26,079	484,321
*	Glencore P.L.C.	898,332	2,998,745
*	Go-Ahead Group P.L.C. (The)	27,115	364,822
	GoCo Group P.L.C.	90,463	152,303
	Grafton Group P.L.C.	62,797	741,462
	Grainger P.L.C.	93,148	338,683
*	Greggs P.L.C.	73,413	2,080,131
*	Gulf Keystone Petroleum, Ltd.	93,101	170,174
*	Gym Group P.L.C. (The)	15,488	44,568
	Halfords Group P.L.C.	89,601	334,478
	Halma P.L.C.	52,883	1,782,485
	Hargreaves Lansdown P.L.C.	30,925	720,499
*	Hays P.L.C.	911,393	1,744,191
*	Headlam Group P.L.C.	17,127	91,868
	Helical P.L.C.	88,527	458,503
	Henry Boot P.L.C.	2,952	10,978
	Hikma Pharmaceuticals P.L.C.	39,161	1,286,021
	Hill & Smith Holdings P.L.C.	37,142	685,599
	Hilton Food Group P.L.C.	5,319	73,095
*	Hiscox, Ltd.	55,316	705,554
	Hochschild Mining P.L.C.	169,976	534,086
	Hollywood Bowl Group P.L.C.	11,862	31,738
	HomeServe P.L.C.	136,969	1,952,588
*	Hostelworld Group P.L.C.	2,854	2,913
*	Howden Joinery Group P.L.C.	272,281	2,496,521
*	HSBC Holdings P.L.C.	85,310	446,394
*	HSBC Holdings P.L.C., Sponsored ADR	177,023	4,629,151
	Hunting P.L.C.	62,132	169,731
*	Hyve Group P.L.C.	77,961	108,585
*	Ibstock P.L.C.	133,938	377,641
	IMI P.L.C.	162,981	2,773,702
	Imperial Brands P.L.C.	181,222	3,637,415

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Inchcape P.L.C.	239,911	$2,174,402
*	Informa P.L.C.	122,357	832,560
*	InterContinental Hotels Group P.L.C., ADR	10,590	652,032
*	InterContinental Hotels Group P.L.C.	9,638	593,799
*	International Consolidated Airlines Group SA	197,808	384,373
*	International Personal Finance P.L.C.	5,985	6,562
*	Interserve P.L.C.	391,342	0
	Intertek Group P.L.C.	22,482	1,693,191
	Investec P.L.C.	253,256	655,513
*	ITV P.L.C.	898,247	1,298,494
*	J D Wetherspoon P.L.C.	57,099	898,576
	J Sainsbury P.L.C.	436,220	1,456,848
	James Fisher & Sons P.L.C.	23,025	314,168
	James Halstead P.L.C.	1,935	13,085
*	JD Sports Fashion P.L.C.	149,221	1,518,996
*	JET2 P.L.C.	939	16,904
	John Laing Group P.L.C.	17,895	77,323
*	John Menzies P.L.C.	32,521	92,399
*	John Wood Group P.L.C.	304,526	1,216,506
	Johnson Matthey P.L.C.	28,858	1,160,929
*	Joules Group P.L.C.	6,431	14,022
	Jupiter Fund Management P.L.C.	131,358	514,281
*	Just Group P.L.C.	263,432	274,780
	Kainos Group P.L.C.	15,023	254,787
	KAZ Minerals P.L.C.	107,921	1,067,395
	Keller Group P.L.C.	41,282	428,400
*	Kier Group P.L.C.	46,982	49,518
*	Kin & Carta P.L.C.	33,026	64,741
*	Kingfisher P.L.C.	620,172	2,354,295
*	Lamprell P.L.C.	161,109	147,801
	Lancashire Holdings, Ltd.	61,094	568,498
	Legal & General Group P.L.C.	926,473	3,081,321
*	Liberty Global P.L.C., Class A	12,282	296,487
*	Liberty Global P.L.C., Class C	30,121	727,715
	Liontrust Asset Management P.L.C.	607	10,626
*	Lloyds Banking Group P.L.C.	7,881,167	3,536,524
*	Lloyds Banking Group P.L.C., ADR	108,571	193,256
	London Stock Exchange Group P.L.C.	6,680	793,016
*	Lookers P.L.C.	158,309	85,678
*	LSL Property Services P.L.C.	7,393	23,800
	M&G P.L.C.	365,839	877,665
	Man Group P.L.C.	764,903	1,526,989
*	Marks & Spencer Group P.L.C.	819,240	1,582,289
*	Marshalls P.L.C.	130,926	1,162,219
*	Marston's P.L.C.	405,089	454,970
	McBride P.L.C.	89,644	96,789
*	McCarthy & Stone P.L.C.	111,794	183,147
*	Mears Group P.L.C.	44,682	93,715
	Mediclinic International P.L.C.	14,240	55,427
	Mediclinic International P.L.C.	151,473	598,968
*	Meggitt P.L.C.	148,609	803,619
*	Melrose Industries P.L.C.	978,047	2,236,922
*	Micro Focus International P.L.C., Sponsored ADR	10,253	60,493
*	Micro Focus International P.L.C.	55,309	333,552
*	Midwich Group P.L.C.	1,835	11,589
*	Mitchells & Butlers P.L.C.	86,860	353,682
*	Mitie Group P.L.C.	537,437	352,231
*	MJ Gleeson P.L.C.	650	6,419
	Mondi P.L.C.	88,836	2,092,080

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mondi P.L.C.	28,076	$659,741
	Moneysupermarket.com Group P.L.C.	210,992	769,591
	Morgan Advanced Materials P.L.C.	146,302	583,253
	Morgan Sindall Group P.L.C.	4,913	99,480
	Mortgage Advice Bureau Holdings, Ltd.	223	2,744
*	Motorpoint group P.L.C.	8,534	33,872
	N Brown Group P.L.C.	101,086	85,378
*	Naked Wines P.L.C.	10,708	105,168
*	National Express Group P.L.C.	246,321	841,917
	National Grid P.L.C.	24,072	279,612
	National Grid P.L.C., Sponsored ADR	17,656	1,025,456
*	Natwest Group P.L.C.	368,687	740,201
*	Natwest Group P.L.C., Sponsored ADR	68,436	272,375
	NCC Group P.L.C.	34,461	116,241
*	Next Fifteen Communications Group P.L.C.	2,878	24,384
*	Next P.L.C.	16,526	1,744,713
	Ninety One P.L.C.	108,445	346,122
*	NMC Health P.L.C.	7,628	3,661
*	Norcros P.L.C.	9,498	27,512
	Numis Corp. P.L.C.	5,503	24,810
*	Ocado Group P.L.C.	7,791	295,753
#*	On the Beach Group P.L.C.	33,016	148,768
*	OSB Group P.L.C.	85,469	480,132
*	Oxford Instruments P.L.C.	14,691	396,731
*	Pagegroup P.L.C.	211,547	1,299,477
	Paragon Banking Group P.L.C.	93,358	578,508
	PayPoint P.L.C.	33,851	287,737
	Pearson P.L.C.	49,730	550,963
	Pearson P.L.C., Sponsored ADR	65,631	725,223
*	Pendragon P.L.C.	652,031	124,298
	Pennon Group P.L.C.	42,050	536,960
	Persimmon P.L.C.	87,883	3,059,069
#*	Petrofac, Ltd.	103,891	168,917
#*	Petropavlovsk P.L.C.	1,374,805	543,467
	Pets at Home Group P.L.C.	130,401	714,916
*	Pharos Energy P.L.C.	188,253	49,312
	Phoenix Group Holdings P.L.C.	131,439	1,211,308
*	Photo-Me International P.L.C.	147,102	94,463
*	Playtech P.L.C.	130,345	827,386
	Plus500, Ltd.	15,603	286,258
	Polar Capital Holdings P.L.C.	536	4,704
*	Polypipe Group P.L.C.	105,396	739,803
	Porvair P.L.C.	3,245	24,620
*	Premier Foods P.L.C.	797,035	1,020,770
#*	Premier Oil P.L.C.	472,578	122,027
*	Provident Financial P.L.C.	29,602	99,034
	Prudential P.L.C., ADR	35,400	1,130,676
	PZ Cussons P.L.C.	34,732	117,629
	QinetiQ Group P.L.C.	243,319	999,252
	Quilter P.L.C.	220,188	466,433
	Rank Group P.L.C.	79,561	135,630
*	Raven Property Group, Ltd.	51,889	19,272
*	Reach P.L.C.	493,049	1,294,720
	Reckitt Benckiser Group P.L.C.	40,379	3,423,267
	Redde Northgate P.L.C.	92,355	309,217
*	Redrow P.L.C.	125,857	903,775
	RELX P.L.C., Sponsored ADR	56,878	1,411,717
	RELX P.L.C.	19,573	484,598
	RELX P.L.C.	60,337	1,507,228

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Renewi P.L.C.	187,131	$102,230
*	Renishaw P.L.C.	8,788	719,941
*	Rentokil Initial P.L.C.	343,291	2,329,858
*	Restaurant Group P.L.C. (The)	264,283	246,359
#	Rhi Magnesita NV	6,143	335,598
	Ricardo P.L.C.	15,024	80,074
*	Rightmove P.L.C.	244,958	2,005,176
	Rio Tinto P.L.C.	18,215	1,381,920
	Rio Tinto P.L.C., Sponsored ADR	108,298	8,276,133
*	RM P.L.C.	10,751	32,336
	Robert Walters P.L.C.	20,483	154,628
*	Rolls-Royce Holdings P.L.C.	847,959	1,058,249
	Rotork P.L.C.	275,326	1,221,035
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	10,148,594
	Royal Dutch Shell P.L.C., Class B	191,029	3,329,346
*	Royal Mail P.L.C.	357,518	1,975,091
*	RPS Group P.L.C.	95,848	95,778
	RSA Insurance Group P.L.C.	196,511	1,811,643
	RWS Holdings P.L.C.	19,054	153,055
*	Saga P.L.C.	15,333	51,612
	Sage Group P.L.C. (The)	119,326	960,816
*	Savills P.L.C.	101,101	1,451,918
	Schroders P.L.C.	11,933	556,477
	Schroders P.L.C.	6,639	210,032
*	Senior P.L.C.	203,484	264,876
	Severfield P.L.C.	55,690	53,383
	Severn Trent P.L.C.	21,843	690,521
*	SIG P.L.C.	232,123	91,636
*	Signature Aviation P.L.C.	367,958	2,067,262
	Smith & Nephew P.L.C.	61,606	1,297,039
	Smiths Group P.L.C.	33,862	654,012
	Softcat P.L.C.	58,355	1,201,603
	Spectris P.L.C.	33,825	1,401,385
*	Speedy Hire P.L.C.	143,418	131,492
	Spirax-Sarco Engineering P.L.C.	12,847	1,942,325
*	Spire Healthcare Group P.L.C.	126,013	278,633
	Spirent Communications P.L.C.	153,840	500,686
	SSE P.L.C.	214,022	4,335,427
	SSP Group P.L.C.	153,221	606,058
	St James's Place P.L.C.	40,515	648,401
	St. Modwen Properties P.L.C.	92,995	492,589
	Stagecoach Group P.L.C.	215,233	217,545
*	Standard Chartered P.L.C.	395,158	2,390,980
	Standard Life Aberdeen P.L.C.	426,257	1,754,757
*	SThree P.L.C.	31,206	137,385
*	Stobart Group, Ltd.	63,905	30,633
	Stock Spirits Group P.L.C.	41,281	153,570
*	Studio Retail Group P.L.C.	17,046	67,675
*	Superdry P.L.C.	33,500	95,177
	Synthomer P.L.C.	125,246	736,083
	T Clarke P.L.C.	15,864	19,951
	TalkTalk Telecom Group P.L.C.	238,145	318,344
	Tate & Lyle P.L.C.	180,182	1,697,067
*	Taylor Wimpey P.L.C.	1,319,739	2,633,957
*	Ted Baker P.L.C.	25,183	34,711
	Telecom Plus P.L.C.	33,655	599,449
*	Telit Communications P.L.C.	6,860	19,247
	Tesco P.L.C.	1,104,533	3,614,473
#*	Thomas Cook Group P.L.C.	631,386	0

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Topps Tiles P.L.C.	70,051	$62,945
	TP ICAP P.L.C.	343,934	1,048,541
*	Travis Perkins P.L.C.	70,915	1,305,002
	Trifast P.L.C.	13,102	25,088
*	TT Electronics P.L.C.	46,202	129,184
	TUI AG	206,485	990,742
*	Tullow Oil P.L.C.	841,969	293,593
*	Tyman P.L.C.	4,875	23,097
*	U & I Group P.L.C.	36,616	43,528
	UDG Healthcare P.L.C.	23,771	265,046
	Ultra Electronics Holdings P.L.C.	37,288	1,015,862
	Unilever P.L.C., Sponsored ADR	171,989	10,033,838
	Unilever P.L.C.	12,127	706,460
	Unilever P.L.C.	15,787	917,683
	United Utilities Group P.L.C.	64,746	816,110
*	Vectura Group P.L.C.	366,678	585,857
	Vertu Motors P.L.C.	123,159	53,223
	Vesuvius P.L.C.	61,392	417,560
	Victrex P.L.C.	29,693	949,225
*	Virgin Money UK P.L.C.	312,633	551,096
*	Vistry Group P.L.C.	106,702	1,228,814
*	Vitec Group P.L.C. (The)	9,290	121,531
	Vodafone Group P.L.C.	3,285,884	5,611,464
	Volex P.L.C.	1,437	6,356
*	Volution Group P.L.C.	322	1,285
	Watkin Jones P.L.C.	12,262	32,867
*	Weir Group P.L.C (The)	43,729	1,129,783
	WH Smith P.L.C.	43,220	902,497
*	Whitbread P.L.C.	26,498	1,007,004
*	William Hill P.L.C.	458,223	1,693,286
*	Wilmington P.L.C.	3,357	7,384
	Wincanton P.L.C.	28,616	113,246
	Wm Morrison Supermarkets P.L.C.	477,238	1,170,376
	WPP P.L.C., Sponsored ADR	18,997	986,704
	WPP P.L.C.	121,750	1,272,241
*	Xaar P.L.C.	19,001	35,102
TOTAL UNITED KINGDOM			346,524,362
UNITED STATES — (0.1%)
*	Arko Corp.	10,265	89,246
*	Golden Star Resources, Ltd.	19,013	71,368
	Ovintiv, Inc.	37,662	593,559
	Ovintiv, Inc.	50,676	796,943
	Primo Water Corp.	24,976	385,879
	Primo Water Corp.	23,099	357,301
*	Textainer Group Holdings, Ltd.	707	12,542
TOTAL UNITED STATES			2,306,838
TOTAL COMMON STOCKS			3,832,975,597
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.2%)
	Alpargatas SA	7,443	52,836
	Banco ABC Brasil SA	39,281	108,480
	Banco Bradesco SA	22,456	101,539
	Banco do Estado do Rio Grande do Sul SA, Class B	94,839	233,483
	Banco Pan SA	32,678	56,082
*	Braskem SA, Class A	14,800	65,514

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Centrais Eletricas Brasileiras SA, Class B	24,904	$130,815
Centrais Eletricas Santa Catarina	4,700	44,669
Cia de Saneamento do Parana	334,905	263,816
Cia Energetica de Minas Gerais	143,402	359,068
Cia Energetica de Sao Paulo, Class B	36,222	193,642
Cia Energetica do Ceara, Class A	3,232	32,660
Cia Ferro Ligas da Bahia - FERBASA	15,600	60,645
Cia Paranaense de Energia	22,005	262,545
Eucatex SA Industria e Comercio	10,400	13,439
Gerdau SA	198,623	844,023
* Gol Linhas Aereas Inteligentes SA	4,592	20,101
Grazziotin SA	3,100	19,859
Itau Unibanco Holding SA	193,579	1,002,674
Lojas Americanas SA	35,067	154,396
Marcopolo SA	212,533	113,037
Petroleo Brasileiro SA	812,708	3,964,465
Randon SA Implementos e Participacoes	53,600	136,268
Schulz SA	16,300	39,920
Unipar Carbocloro SA	45,636	417,041
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	135,192	326,157
TOTAL BRAZIL		9,017,174
CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	10,803	14,993
Embotelladora Andina SA, Class B	60,988	154,427
TOTAL CHILE		169,420
COLOMBIA — (0.0%)
Banco Davivienda SA	9,863	93,130
Grupo Argos SA	4,347	12,545
Grupo Aval Acciones y Valores SA	357,618	116,033
Grupo de Inversiones Suramericana SA	13,796	79,243
TOTAL COLOMBIA		300,951
GERMANY — (0.5%)
Bayerische Motoren Werke AG	12,142	792,434
Biotest AG	4,837	164,024
# Draegerwerk AG & Co. KGaA	4,100	349,618
Fuchs Petrolub SE	10,276	584,680
Henkel AG & Co. KGaA	7,178	743,437
Jungheinrich AG	33,703	1,536,716
Porsche Automobil Holding SE	22,060	1,532,173
# Sartorius AG	7,040	3,499,552
Schaeffler AG	35,561	281,025
Sixt SE	10,712	725,813
STO SE & Co. KGaA	1,263	200,440
Villeroy & Boch AG	6,080	115,317
Volkswagen AG	34,797	6,578,391
TOTAL GERMANY		17,103,620
SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	120	4,423
TOTAL PREFERRED STOCKS		26,595,588

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	939	$522
*	Lojas Americanas SA Rights 02/04/21	89	56
*	Lojas Americanas SA Rights 02/04/21	330	277
TOTAL BRAZIL			855
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	9,574	26,579
*	Pan American Silver Corp. Rights 02/22/29	153,369	118,094
*	Pan American Silver Corp. Rights 02/22/29	80,828	62,238
TOTAL CANADA			206,911
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	4,884	0
FRANCE — (0.0%)
*	Technicolor SA Warrants 09/22/24	3,579	1,110
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	10,006	108
*	HolidayCheck Group AG Rights 02/04/21	13,428	2,444
TOTAL GERMANY			2,552
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	55,445	15,769
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	181,008	4,128
MALAYSIA — (0.0%)
*	JAKS Resources Bhd 11/18/25	160,559	15,688
*	Scientex BHD Warrants 01/14/26	24,920	5,548
TOTAL MALAYSIA			21,236
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0
SOUTH KOREA — (0.0%)
*	Feelux Co., Ltd. Rights 2/25/21	929	552
*	Hanwha Solutions Corp. Rights 02/25/21	6,076	26,616
*	Korean Air Lines Co., Ltd. Rights 03/05/21	52,448	450,117
TOTAL SOUTH KOREA			477,285
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	60,501	29,809
*	Sacyr SA Rights 02/03/21	208,620	10,380
TOTAL SPAIN			40,189
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	16,240	30,279
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	76,834	25,015
TAIWAN — (0.0%)
*	Makalot Industrial Co., Ltd. Rights 1/25/21	3,119	5,792

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

TAIWAN — (Continued)
* Supreme Electronics Co., Ltd. Rights 10/28/20	18,954	$0
TOTAL TAIWAN		5,792
THAILAND — (0.0%)
* MBK PCL Warrants 11/15/23	11,488	3,512
* Srisawad Corp. P.C.L. Warrants 8/29/25	8,453	4,773
TOTAL THAILAND		8,285
TOTAL RIGHTS/WARRANTS		839,406
TOTAL INVESTMENT SECURITIES (Cost $2,925,427,393)		3,860,410,591

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	5,812,326	67,254,429
TOTAL INVESTMENTS — (100.0%)
(Cost $2,992,677,140)^^			$3,927,665,020
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,542,856	$162,971,783	—	$166,514,639
Austria	—	15,139,801	—	15,139,801
Belgium	1,058,653	30,889,953	—	31,948,606
Brazil	53,703,867	—	—	53,703,867
Canada	248,189,519	836,746	—	249,026,265
Chile	1,545,636	5,336,876	—	6,882,512
China	51,545,680	374,308,770	—	425,854,450
Colombia	2,247,221	—	—	2,247,221
Czech Republic	—	1,367,658	—	1,367,658
Denmark	1,449,072	56,866,499	—	58,315,571
Egypt	228,104	148,835	—	376,939
Finland	—	44,780,474	—	44,780,474
France	3,617,277	192,911,921	—	196,529,198
Germany	6,401,264	169,755,616	—	176,156,880
Greece	—	2,777,134	—	2,777,134
Hong Kong	673,009	73,283,700	—	73,956,709
Hungary	—	2,911,235	—	2,911,235
India	4,303,539	134,778,355	—	139,081,894
Indonesia	297,371	21,239,030	—	21,536,401
Ireland	7,665,452	15,570,053	—	23,235,505
Israel	2,708,582	18,196,777	—	20,905,359
Italy	237,472	57,890,719	—	58,128,191
Japan	13,614,057	599,230,335	—	612,844,392
Malaysia	—	22,757,627	—	22,757,627
Mexico	27,149,600	551	—	27,150,151
Netherlands	27,677,619	75,003,121	—	102,680,740
New Zealand	64,516	13,971,498	—	14,036,014
Norway	680,363	22,378,693	—	23,059,056
Peru	524,782	—	—	524,782
Philippines	268,352	10,622,015	—	10,890,367
Poland	—	9,993,825	—	9,993,825

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$5,396,578	—	$5,396,578
Qatar	—	7,345,172	—	7,345,172
Russia	$4,707,070	6,168,617	—	10,875,687
Saudi Arabia	30,209	23,303,776	—	23,333,985
Singapore	—	23,935,630	—	23,935,630
South Africa	8,323,812	52,082,067	—	60,405,879
South Korea	5,077,824	177,848,642	—	182,926,466
Spain	1,812,012	53,522,786	—	55,334,798
Sweden	247,778	87,869,623	—	88,117,401
Switzerland	17,707,185	166,994,530	—	184,701,715
Taiwan	37,552,913	167,446,805	—	204,999,718
Thailand	27,085,753	—	—	27,085,753
Turkey	49,723	9,018,062	—	9,067,785
United Arab Emirates	—	5,304,367	—	5,304,367
United Kingdom	75,505,518	271,018,844	—	346,524,362
United States	2,294,296	12,542	—	2,306,838
Preferred Stocks
Brazil	9,017,174	—	—	9,017,174
Chile	—	169,420	—	169,420
Colombia	300,951	—	—	300,951
Germany	—	17,103,620	—	17,103,620
South Korea	—	4,423	—	4,423
Rights/Warrants
Brazil	—	855	—	855
Canada	—	206,911	—	206,911
France	—	1,110	—	1,110
Germany	—	2,552	—	2,552
India	—	15,769	—	15,769
Indonesia	—	4,128	—	4,128
Malaysia	—	21,236	—	21,236
South Korea	—	477,285	—	477,285
Spain	—	40,189	—	40,189
Sweden	—	30,279	—	30,279
Switzerland	—	25,015	—	25,015
Taiwan	—	5,792	—	5,792
Thailand	—	8,285	—	8,285
Securities Lending Collateral	—	67,254,429	—	67,254,429
TOTAL	$649,106,081	$3,278,558,939	—	$3,927,665,020

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.4%)
COMMUNICATION SERVICES — (2.6%)
#	A.H. Belo Corp., Class A	6,766	$14,885
#*	AMC Networks, Inc., Class A	11,736	579,993
	ATN International, Inc.	6,726	290,429
*	Ballantyne Strong, Inc.	3,604	7,136
	Beasley Broadcast Group, Inc., Class A	1,850	3,793
#*	Boston Omaha Corp., Class A	233	6,361
*	Cars.com, Inc.	20,527	238,318
*	Cincinnati Bell, Inc.	420	6,401
#*	comScore, Inc.	12,763	40,714
*	Consolidated Communications Holdings, Inc.	29,899	182,533
*	Cumulus Media, Inc., Class A	2,578	22,377
*	DHI Group, Inc.	19,403	48,508
#	Entercom Communications Corp., Class A	38,020	176,793
	Entravision Communications Corp., Class A	24,076	77,043
	EW Scripps Co. (The), Class A	21,831	323,317
#*	Fluent, Inc.	20,680	112,086
#*	Gaia, Inc.	1,095	10,008
*	Gannett Co., Inc.	27,351	122,532
*	Gray Television, Inc.	33,432	570,016
*	Hemisphere Media Group, Inc.	3,920	40,925
	Interpublic Group of Cos., Inc. (The)	55,158	1,327,653
#*	Iridium Communications, Inc.	14,283	703,723
#	John Wiley & Sons, Inc., Class A	8,800	401,368
*	Liberty Latin America, Ltd., Class A	11,462	115,652
#*	Liberty Latin America, Ltd., Class C	36,444	360,431
#*	Liberty Media Corp.-Liberty Braves, Class A	1,000	27,360
*	Liberty Media Corp.-Liberty Braves, Class C	1,335	35,751
*	Liberty Media Corp.-Liberty Formula One, Class A	356	12,905
*	Liberty Media Corp.-Liberty Formula One, Class C	1,173	47,190
#*	Lions Gate Entertainment Corp., Class A	22,345	312,607
*	Lions Gate Entertainment Corp., Class B	30,164	372,827
*	Madison Square Garden Entertainment Corp.	2,366	209,983
*	Marchex, Inc., Class B	494	1,442
#	Marcus Corp. (The)	5,423	95,445
#	Meredith Corp.	9,874	216,537
	News Corp., Class A	31,009	601,575
	News Corp., Class B	24,902	470,150
#	Nexstar Media Group, Inc., Class A	10,495	1,192,967
*	ORBCOMM, Inc.	34,645	259,491
#*	Reading International, Inc., Class A	5,626	31,787
	Saga Communications, Inc., Class A	1,966	44,235
	Scholastic Corp.	8,907	229,533
	Spok Holdings, Inc.	6,453	71,757
	TEGNA, Inc.	31,427	503,775
	Telephone and Data Systems, Inc.	33,102	620,662
	Townsquare Media, Inc., Class A	1,365	13,623
	Tribune Publishing Co.	7,904	115,477
*	TrueCar, Inc.	27,903	125,005
*	United States Cellular Corp.	9,356	291,720
*	Yelp, Inc.	7,143	232,790
TOTAL COMMUNICATION SERVICES			11,919,589

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (13.6%)
*	1-800-Flowers.com, Inc., Class A	4,535	$139,361
*	Aaron's Co., Inc. (The)	5,963	101,013
	Abercrombie & Fitch Co., Class A	24,946	575,504
	Acushnet Holdings Corp.	15,155	618,627
*	Adient P.L.C.	10,173	328,486
*	Adtalem Global Education, Inc.	20,103	775,775
	Advance Auto Parts, Inc.	7,364	1,098,267
#*	American Axle & Manufacturing Holdings, Inc.	39,792	350,568
#	American Eagle Outfitters, Inc.	56,253	1,276,381
*	American Outdoor Brands, Inc.	3,221	61,135
*	American Public Education, Inc.	6,326	182,062
*	America's Car-Mart, Inc.	384	45,612
	Aramark	10,177	348,969
	Ark Restaurants Corp.	411	7,612
*	Asbury Automotive Group, Inc.	3,679	524,662
*	At Home Group, Inc.	16,608	404,737
	Autoliv, Inc.	6,364	564,550
*	AutoNation, Inc.	24,451	1,742,867
*	Barnes & Noble Education, Inc.	17,003	99,638
	Bassett Furniture Industries, Inc.	5,100	98,838
*	Beazer Homes USA, Inc.	1,140	18,947
#	Bed Bath & Beyond, Inc.	29,592	1,045,485
#	Big 5 Sporting Goods Corp.	7,076	92,130
#	Big Lots, Inc.	12,940	772,259
*	Biglari Holdings, Inc., Class A	30	17,132
*	Biglari Holdings, Inc., Class B	623	71,483
#*	BJ's Restaurants, Inc.	4,910	229,493
	Bluegreen Vacations Holding Corp.	4,601	60,227
#*	Boot Barn Holdings, Inc.	6,193	354,487
	BorgWarner, Inc.	54,605	2,292,864
	Bowl America, Inc., Class A	120	1,157
#	Buckle, Inc. (The)	7,588	298,360
#*	Build-A-Bear Workshop, Inc.	7,383	41,419
	Caleres, Inc.	4,054	61,256
*	Capri Holdings, Ltd.	23,085	961,721
	Carriage Services, Inc.	6,980	231,178
*	Carrols Restaurant Group, Inc.	20,081	123,297
	Cato Corp. (The), Class A	9,508	108,106
*	Cavco Industries, Inc.	1,774	334,683
*	Century Casinos, Inc.	1,981	13,768
*	Century Communities, Inc.	9,955	467,288
#	Chico's FAS, Inc.	24,260	53,615
#*	Chuy's Holdings, Inc.	6,200	217,496
	Citi Trends, Inc.	4,308	254,172
#	Clarus Corp.	2,614	41,981
#*	Conn's, Inc.	7,013	110,314
*	Container Store Group, Inc. (The)	15,882	216,472
	Cooper Tire & Rubber Co.	17,830	655,252
*	Cooper-Standard Holdings, Inc.	4,264	130,095
	Core-Mark Holding Co., Inc.	6,854	210,212
	Crown Crafts, Inc.	1,600	12,176
	Culp, Inc.	4,293	66,241
	Dana, Inc.	41,668	806,692
*	Del Taco Restaurants, Inc.	12,572	120,943
*	Delta Apparel, Inc.	2,240	44,845
#	Designer Brands, Inc., Class A	18,748	229,663
#	Dick's Sporting Goods, Inc.	16,299	1,092,196
	Dillard's, Inc., Class A	7,236	635,393
	Dover Motorsports, Inc.	3,360	7,190

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	El Pollo Loco Holdings, Inc.	8,560	$174,196
#	Escalade, Inc.	794	16,555
	Ethan Allen Interiors, Inc.	8,993	212,684
	Extended Stay America, Inc.	28,083	412,258
*	Fiesta Restaurant Group, Inc.	9,301	140,073
	Flexsteel Industries, Inc.	3,534	120,580
	Foot Locker, Inc.	20,555	900,720
#*	Fossil Group, Inc.	15,942	231,159
#*	Funko, Inc., Class A	1,944	23,231
*	Genesco, Inc.	5,677	220,324
*	Gentherm, Inc.	2,973	182,126
*	G-III Apparel Group, Ltd.	11,226	303,551
	Goodyear Tire & Rubber Co. (The)	80,639	850,741
	Graham Holdings Co., Class B	1,254	712,410
*	Green Brick Partners, Inc.	8,970	178,503
	Group 1 Automotive, Inc.	4,736	651,768
#	Guess?, Inc.	16,277	377,952
	Harley-Davidson, Inc.	17,642	707,268
#	Haverty Furniture Cos., Inc.	7,037	230,040
#*	Hibbett Sports, Inc.	6,411	361,901
	Hooker Furniture Corp.	3,523	106,148
*	Horizon Global Corp.	2,583	24,487
*	Houghton Mifflin Harcourt Co.	20,289	100,025
#	International Game Technology P.L.C.	28,063	452,095
#*	iRobot Corp.	1,195	143,520
*	J Alexander's Holdings, Inc.	3,615	26,534
	Johnson Outdoors, Inc., Class A	2,148	234,196
	KB Home	22,037	917,621
	Kohl's Corp.	30,575	1,347,134
*	Lakeland Industries, Inc.	3,668	101,970
*	Lands' End, Inc.	5,775	159,448
*	Laureate Education, Inc., Class A	12,033	156,549
	La-Z-Boy, Inc.	11,360	439,859
#*	Lazydays Holdings, Inc.	1,339	22,977
#	LCI Industries	825	106,739
	Lear Corp.	5,650	851,794
*	LGI Homes, Inc.	3,096	330,374
	Lifetime Brands, Inc.	3,891	54,085
#*	Lincoln Educational Services Corp.	5,134	30,239
*	Liquidity Services, Inc.	6,742	131,604
#	Lithia Motors, Inc., Class A	5,099	1,624,949
*	Luby's, Inc.	4,242	12,217
*	M/I Homes, Inc.	5,985	295,479
	Macy's, Inc.	83,421	1,254,652
#*	Magnite, Inc.	2,095	72,571
#*	MarineMax, Inc.	7,358	307,785
	Marriott Vacations Worldwide Corp.	6,137	753,378
	MDC Holdings, Inc.	11,437	594,953
»	Media General, Inc.	11,816	1,108
*	Meritage Homes Corp.	9,811	787,431
*	Modine Manufacturing Co.	22,685	284,697
*	Mohawk Industries, Inc.	18,326	2,631,614
*	Monarch Casino & Resort, Inc.	777	41,064
#	Monro, Inc.	4,434	259,256
*	Motorcar Parts of America, Inc.	7,253	164,135
	Movado Group, Inc.	4,697	97,040
*	Nautilus, Inc.	3,186	78,089
*	New Home Co., Inc. (The)	4,689	24,664
	ODP Corp. (The)	14,031	598,983

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	OneSpaWorld Holdings Ltd.	1,306	$12,394
#	Oxford Industries, Inc.	2,842	185,412
#	Patrick Industries, Inc.	1,690	116,711
#	Penske Automotive Group, Inc.	16,153	966,596
*	Perdoceo Education Corp.	10,917	129,148
*	Playa Hotels & Resorts NV	16,795	89,349
*	PlayAGS, Inc.	1,300	6,695
#*	Potbelly Corp.	8,499	45,810
	PVH Corp.	15,182	1,294,417
	Qurate Retail, Inc., Class A	95,930	1,208,718
	Ralph Lauren Corp.	519	52,445
#	RCI Hospitality Holdings, Inc.	2,105	81,000
*	Red Lion Hotels Corp.	7,678	26,105
*	Red Robin Gourmet Burgers, Inc.	1,432	37,504
#*	Regis Corp.	2,164	20,536
	Rent-A-Center, Inc.	2,475	107,168
	Rocky Brands, Inc.	1,900	65,474
*	Select Interior Concepts, Inc., Class A	4,036	30,149
	Shoe Carnival, Inc.	4,998	234,856
#	Signet Jewelers, Ltd.	17,468	709,550
*	Skyline Champion Corp.	3,323	111,752
#	Smith & Wesson Brands, Inc.	12,386	205,112
	Sonic Automotive, Inc., Class A	9,081	371,685
*	Sportsman's Warehouse Holdings, Inc.	2,400	42,048
	Standard Motor Products, Inc.	8,648	339,261
*	Stoneridge, Inc.	6,084	167,006
	Strattec Security Corp.	1,214	66,467
#*	Stride, Inc.	11,866	305,550
	Superior Group of Cos, Inc.	3,172	72,417
	Tapestry, Inc.	16,823	531,943
*	Taylor Morrison Home Corp.	31,219	811,070
	Thor Industries, Inc.	2,801	338,949
	Tilly's, Inc., Class A	10,706	104,919
#	Toll Brothers, Inc.	41,698	2,130,768
#*	TopBuild Corp.	4,162	832,192
*	TravelCenters of America, Inc.	3,204	88,078
*	Tri Pointe Homes, Inc.	44,693	902,799
*	Unifi, Inc.	6,960	166,692
*	Universal Electronics, Inc.	3,109	168,632
*	Universal Technical Institute, Inc.	1,400	8,512
#*	Urban Outfitters, Inc.	29,491	808,938
*	Vera Bradley, Inc.	11,647	98,417
*	Vista Outdoor, Inc.	22,419	653,962
*	VOXX International Corp.	8,189	152,971
#	Weyco Group, Inc.	2,729	47,103
	Whirlpool Corp.	1,050	194,345
#	Winnebago Industries, Inc.	7,482	516,707
	Wolverine World Wide, Inc.	8,178	234,218
*	ZAGG, Inc.	14,243	59,251
*	Zovio, Inc.	7,465	38,221
*	Zumiez, Inc.	9,329	401,893
TOTAL CONSUMER DISCRETIONARY			60,867,770
CONSUMER STAPLES — (4.2%)
	Alico, Inc.	1,845	54,796
	Andersons, Inc. (The)	12,881	296,263
#	B&G Foods, Inc.	4,873	185,564
	Bunge, Ltd.	19,044	1,246,239
*	Cal-Maine Foods, Inc.	4,626	177,361

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Central Garden & Pet Co.	3,513	$148,565
*	Central Garden & Pet Co., Class A	9,705	378,495
*	Chefs' Warehouse, Inc. (The)	1,235	33,703
	Coty, Inc., Class A	1,841	11,727
*	Darling Ingredients, Inc.	42,261	2,620,605
#	Edgewell Personal Care Co.	13,336	445,422
*	Farmer Bros Co.	7,728	40,495
#	Flowers Foods, Inc.	12,949	297,309
	Fresh Del Monte Produce, Inc.	18,393	450,077
#*	Hain Celestial Group, Inc. (The)	1,029	42,791
#*	Hostess Brands, Inc.	22,933	352,022
#	Ingles Markets, Inc., Class A	4,679	222,533
	Ingredion, Inc.	17,481	1,319,291
#	J&J Snack Foods Corp.	588	89,764
*	Landec Corp.	11,351	121,002
	Limoneira Co.	4,083	65,205
	Mannatech, Inc.	682	12,890
#	MGP Ingredients, Inc.	4,027	233,163
	Molson Coors Beverage Co., Class B	22,066	1,106,831
*	Natural Alternatives International, Inc.	1,808	25,981
	Natural Grocers by Vitamin Cottage, Inc.	9,245	153,929
*	Nature's Sunshine Products, Inc.	2,068	33,191
	Nu Skin Enterprises, Inc., Class A	8,787	508,504
#	Ocean Bio-Chem, Inc.	2,771	34,582
	Oil-Dri Corp. of America	882	30,579
*	Performance Food Group Co.	3,623	169,846
*	Pilgrim's Pride Corp.	21,132	409,538
*	Post Holdings, Inc.	17,668	1,675,810
	PriceSmart, Inc.	6,435	604,118
#*	Rite Aid Corp.	4,044	106,317
	Sanderson Farms, Inc.	4,750	646,902
	Seaboard Corp.	134	421,592
*	Seneca Foods Corp., Class A	2,614	94,757
#*	Simply Good Foods Co. (The)	7,577	216,248
	SpartanNash Co.	9,555	176,959
	Spectrum Brands Holdings, Inc.	6,091	460,297
#	Tootsie Roll Industries, Inc.	917	36,295
#*	TreeHouse Foods, Inc.	8,712	367,908
*	United Natural Foods, Inc.	20,667	559,662
	Universal Corp.	6,917	317,283
*	US Foods Holding Corp.	38,483	1,192,588
#	Village Super Market, Inc., Class A	3,800	80,066
#	Weis Markets, Inc.	9,607	473,433
TOTAL CONSUMER STAPLES			18,748,498
ENERGY — (6.2%)
	Adams Resources & Energy, Inc.	489	11,839
*	Antero Resources Corp.	86,457	600,012
	Apache Corp.	21,495	306,949
	Arch Resources, Inc.	3,724	178,454
	Archrock, Inc.	51,210	454,233
#	Ardmore Shipping Corp.	14,641	46,851
	Berry Corp.	27,268	104,982
#*	Bonanza Creek Energy, Inc.	6,571	135,757
*	Bristow Group, Inc.	3,077	74,494
#	Cabot Oil & Gas Corp.	33,396	612,149
*	Callon Petroleum Co.	7,420	102,693
*	Centennial Resource Development, Inc., Class A	49,831	116,604
*	ChampionX Corp.	10,044	153,573

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	47,807	$489,066
*	CNX Resources Corp.	65,883	834,738
#*	Comstock Resources, Inc.	5,782	26,308
*	CONSOL Energy, Inc.	11,372	92,341
#	Continental Resources, Inc.	49,817	980,897
#	CVR Energy, Inc.	5,339	91,297
*	Dawson Geophysical Co.	8,749	22,572
#	Delek US Holdings, Inc.	21,267	398,969
	Devon Energy Corp.	158,779	2,613,502
	DHT Holdings, Inc.	53,915	289,523
	Diamondback Energy, Inc.	8,027	455,051
#	DMC Global, Inc.	838	47,908
*	Dorian LPG, Ltd.	17,992	208,527
#*	Dril-Quip, Inc.	10,838	326,440
*	Earthstone Energy, Inc., Class A	16,314	83,854
#	EnLink Midstream LLC	100,045	389,175
#	EQT Corp.	70,744	1,153,835
	Equitrans Midstream Corp.	49,744	330,798
	Evolution Petroleum Corp.	5,100	16,218
*	Exterran Corp.	10,215	44,129
#*	Frank's International NV	37,420	104,028
#	GasLog, Ltd.	10,916	44,756
*	Geospace Technologies Corp.	4,922	40,114
#*	Green Plains, Inc.	11,208	215,306
*	Gulf Island Fabrication, Inc.	6,655	22,627
#*	Helix Energy Solutions Group, Inc.	46,931	193,356
	Helmerich & Payne, Inc.	22,486	545,960
	HollyFrontier Corp.	42,595	1,212,254
#*	Independence Contract Drilling, Inc.	257	946
#	International Seaways, Inc.	7,988	127,888
#*	KLX Energy Services Holdings, Inc.	971	8,147
#	Kosmos Energy, Ltd.	52,843	117,311
*	Laredo Petroleum, Inc.	1,132	26,342
#	Liberty Oilfield Services, Inc., Class A	17,940	215,639
#*	Mammoth Energy Services, Inc.	2,793	10,976
	Marathon Oil Corp.	160,313	1,160,666
#*	Matador Resources Co.	37,489	572,832
	Murphy Oil Corp.	61,323	758,565
#	Nabors Industries, Ltd.	2,457	175,479
	NACCO Industries, Inc., Class A	443	10,619
*	Natural Gas Services Group, Inc.	4,280	35,053
*	Newpark Resources, Inc.	21,205	50,680
*	NexTier Oilfield Solutions, Inc.	54,146	179,765
#*	Nine Energy Service, Inc.	2,953	7,648
#	Nordic American Tankers, Ltd.	31,404	92,956
	NOV, Inc.	30,933	382,950
*	Oceaneering International, Inc.	8,580	72,501
*	Oil States International, Inc.	26,031	145,774
*	Overseas Shipholding Group, Inc., Class A	29,817	61,721
	Patterson-UTI Energy, Inc.	59,204	364,105
#	PBF Energy, Inc., Class A	30,503	258,360
*	PDC Energy, Inc.	34,743	754,270
#*	Peabody Energy Corp.	21,777	83,406
*	Penn Virginia Corp.	3,927	39,427
	PHX Minerals, Inc.	2,090	5,747
	Pioneer Natural Resources Co.	4,421	534,499
*	ProPetro Holding Corp.	30,643	244,837
	QEP Resources, Inc.	52,643	150,032
	Range Resources Corp.	88,796	817,811

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Renewable Energy Group, Inc.	15,040	$1,347,584
*	REX American Resources Corp.	2,114	161,721
#*	RPC, Inc.	38,174	170,256
#*	SandRidge Energy, Inc.	13,033	54,999
#	Scorpio Tankers, Inc.	16,264	202,324
*	SEACOR Marine Holdings, Inc.	6,515	17,590
#*	Select Energy Services, Inc., Class A	25,082	125,912
#	SFL Corp., Ltd.	26,132	165,154
*	SilverBow Resources, Inc.	1,342	7,287
	SM Energy Co.	36,523	306,428
#*	Smart Sand, Inc.	3,473	6,321
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	97,243
#*	Southwestern Energy Co.	141,870	534,850
*	Talos Energy, Inc.	13,881	117,433
	Targa Resources Corp.	20,662	565,519
	TechnipFMC P.L.C.	92,473	988,536
#*	Teekay Corp.	400	984
#*	Teekay Tankers, Ltd., Class A	9,883	101,301
*	Tidewater, Inc.	13,379	126,967
#*	Transocean, Ltd.	86,442	290,445
#	US Silica Holdings, Inc.	27,830	226,536
	World Fuel Services Corp.	16,996	519,908
TOTAL ENERGY			27,774,389
FINANCIALS — (23.3%)
	1st Constitution Bancorp	713	11,002
	1st Source Corp.	6,479	254,949
	ACNB Corp.	539	13,502
	Alleghany Corp.	1,100	623,535
	Allegiance Bancshares, Inc.	7,118	250,411
	Ally Financial, Inc.	41,039	1,552,916
	Altabancorp	4,426	142,561
*	Ambac Financial Group, Inc.	11,213	161,691
	American Equity Investment Life Holding Co.	39,200	1,144,248
	American Financial Group, Inc.	313	29,466
	American National Bankshares, Inc.	2,249	62,860
	American National Group, Inc.	5,311	469,386
#	American River Bankshares	776	10,026
	Ameris Bancorp	20,107	786,385
	AmeriServ Financial, Inc.	6,300	21,420
	Argo Group International Holdings, Ltd.	7,898	318,684
	Arrow Financial Corp.	4,697	138,092
	Associated Banc-Corp	52,899	949,008
	Assured Guaranty, Ltd.	28,997	1,036,643
*	Athene Holding, Ltd., Class A	51,792	2,117,775
*	Atlantic Capital Bancshares, Inc.	7,046	126,053
	Atlantic Union Bankshares Corp.	25,389	833,775
	Auburn National BanCorp, Inc.	44	1,739
	Axis Capital Holdings, Ltd.	20,107	922,911
*	Axos Financial, Inc.	13,159	512,543
	Banc of California, Inc.	19,523	328,963
	BancFirst Corp.	430	24,781
*	Bancorp, Inc. (The)	24,087	403,939
	BancorpSouth Bank	18,484	511,083
	Bank of Commerce Holdings	2,233	22,620
	Bank of Marin Bancorp	2,890	107,335
	Bank of NT Butterfield & Son, Ltd. (The)	1,259	38,286
	Bank OZK	33,457	1,243,262
	BankFinancial Corp.	4,311	36,557

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankUnited, Inc.	21,266	$736,867
	Banner Corp.	11,724	518,553
#	Bar Harbor Bankshares	4,374	94,085
#*	Baycom Corp.	877	12,892
	BCB Bancorp, Inc.	3,706	42,545
	Berkshire Hills Bancorp, Inc.	17,108	283,651
*	Blucora, Inc.	14,134	234,059
	BOK Financial Corp.	7,812	576,994
	Boston Private Financial Holdings, Inc.	31,439	383,241
*	Bridgewater Bancshares, Inc.	887	11,389
*	Brighthouse Financial, Inc.	4,702	166,263
	Brookline Bancorp, Inc.	23,289	293,209
	Bryn Mawr Bank Corp.	7,924	246,278
	Byline Bancorp, Inc.	8,581	137,897
#	C&F Financial Corp.	703	27,677
	Cadence BanCorp	28,692	514,161
»	Calamos Asset Management, Inc., Class A	5,477	0
	Camden National Corp.	4,436	166,572
	Capital City Bank Group, Inc.	6,330	141,349
	Capitol Federal Financial, Inc.	40,439	502,252
	Capstar Financial Holdings, Inc.	3,100	44,950
	Cathay General Bancorp	22,400	757,568
	CBTX, Inc.	874	23,004
	Central Pacific Financial Corp.	6,301	125,264
	Central Valley Community Bancorp	2,514	38,464
	Century Bancorp, Inc., Class A	634	50,213
#	Chemung Financial Corp.	665	22,251
	CIT Group, Inc.	23,242	857,630
	Citizens & Northern Corp.	1,038	19,836
	Citizens Community Bancorp, Inc.	2,054	22,656
	Citizens Holding Co.	171	3,452
	City Holding Co.	1,666	115,037
	Civista Bancshares, Inc.	3,746	63,869
	CNA Financial Corp.	386	14,830
	CNB Financial Corp.	3,635	76,444
	CNO Financial Group, Inc.	28,026	594,431
	Codorus Valley Bancorp, Inc.	1,078	17,032
#	Columbia Banking System, Inc.	14,695	566,051
	Comerica, Inc.	29,106	1,664,863
	Community Bankers Trust Corp.	2,739	19,776
	Community Trust Bancorp, Inc.	6,989	254,819
	ConnectOne Bancorp, Inc.	14,382	305,617
*	Consumer Portfolio Services, Inc.	5,621	23,608
#	Cowen, Inc., Class A	9,884	248,583
*	CrossFirst Bankshares, Inc.	1,038	11,937
*	Customers Bancorp, Inc.	16,467	365,897
	CVB Financial Corp.	5,920	115,026
	Dime Community Bancshares, Inc.	14,998	238,468
	Dime Community Bancshares, Inc.	4,634	113,209
	Donegal Group, Inc., Class A	7,034	97,562
	Donegal Group, Inc., Class B	592	7,388
*	Donnelley Financial Solutions, Inc.	20,106	359,696
	Eagle Bancorp, Inc.	7,739	328,830
	East West Bancorp, Inc.	1,861	111,548
	Employers Holdings, Inc.	9,698	295,789
#*	Encore Capital Group, Inc.	8,845	262,696
*	Enova International, Inc.	16,745	378,437
*	Enstar Group, Ltd.	2,482	496,921
	Enterprise Bancorp, Inc.	673	17,054

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	4,851	$171,289
*	Equity Bancshares, Inc., Class A	4,750	104,880
	ESSA Bancorp, Inc.	1,308	18,678
	Essent Group, Ltd.	112	4,685
	Everest Re Group, Ltd.	6,530	1,378,352
*	EZCORP, Inc., Class A	26,952	121,014
	Farmers National Banc Corp.	6,114	81,438
	FB Financial Corp.	6,292	235,069
	FBL Financial Group, Inc., Class A	6,618	370,873
	Federal Agricultural Mortgage Corp., Class C	2,141	162,716
	FedNat Holding Co.	7,359	38,267
	Financial Institutions, Inc.	6,494	148,648
	First American Financial Corp.	1,094	57,205
	First Bancorp	8,687	295,879
	First BanCorp	55,624	506,178
	First Bancorp, Inc. (The)	1,809	43,470
	First Bancshares, Inc. (The)	3,436	102,874
	First Bank	1,860	16,833
	First Busey Corp.	15,912	328,901
	First Business Financial Services, Inc.	600	11,556
	First Citizens BancShares, Inc., Class A	73	43,507
	First Commonwealth Financial Corp.	23,663	277,567
	First Community Bancshares, Inc.	6,410	137,559
	First Financial Bancorp	27,539	504,514
	First Financial Corp.	2,966	113,865
	First Financial Northwest, Inc.	2,949	37,570
	First Foundation, Inc.	9,990	202,397
	First Hawaiian, Inc.	8,484	197,253
	First Horizon National Corp.	130,899	1,818,187
	First Internet Bancorp	3,365	103,036
	First Interstate BancSystem, Inc., Class A	8,864	342,682
	First Merchants Corp.	11,796	444,355
	First Mid Bancshares, Inc.	4,394	148,825
	First Midwest Bancorp, Inc.	27,485	454,327
	First Northwest Bancorp	1,905	26,098
	First of Long Island Corp. (The)	5,376	89,940
	Flagstar Bancorp, Inc.	16,366	701,283
	Flushing Financial Corp.	13,151	240,400
	FNB Corp.	70,804	698,127
	FS Bancorp, Inc.	645	34,585
#	Fulton Financial Corp.	42,999	576,187
*	Genworth Financial, Inc., Class A	77,912	221,270
	German American Bancorp, Inc.	3,358	113,601
#	Global Indemnity Group LLC, Class A	4,049	110,335
	Great Southern Bancorp, Inc.	5,583	274,516
	Great Western Bancorp, Inc.	17,188	412,512
#*	Greenlight Capital Re, Ltd., Class A	16,535	124,178
	Guaranty Bancshares, Inc.	1,007	33,614
	Guaranty Federal Bancshares, Inc.	100	1,743
*	Hallmark Financial Services, Inc.	5,065	18,234
	Hancock Whitney Corp.	22,857	780,338
	Hanmi Financial Corp.	14,312	197,792
*	HarborOne Bancrop, Inc.	11,856	128,756
	Heartland Financial USA, Inc.	7,770	331,468
	Heritage Commerce Corp.	28,037	246,165
	Heritage Financial Corp.	10,889	256,980
	Heritage Insurance Holdings, Inc.	11,019	102,697
#	Hilltop Holdings, Inc.	21,057	632,552
*	HMN Financial, Inc.	750	13,440

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	1,226	$34,524
#	Home BancShares, Inc.	6,564	139,157
	HomeStreet, Inc.	6,669	242,752
	HomeTrust Bancshares, Inc.	4,946	103,866
	Hope Bancorp, Inc.	36,109	403,699
	Horace Mann Educators Corp.	9,687	379,440
	Horizon Bancorp, Inc.	15,034	237,988
*	Howard Bancorp, Inc.	1,177	14,242
	Independence Holding Co.	5,187	199,751
	Independent Bank Corp.	5,387	404,456
	Independent Bank Corp.	3,881	71,255
	Independent Bank Group, Inc.	11,983	735,996
	International Bancshares Corp.	19,438	734,951
	Invesco, Ltd.	98,478	2,027,662
	Investors Bancorp, Inc.	74,414	856,505
	Investors Title Co.	125	17,875
#	Janus Henderson Group P.L.C.	15,777	485,301
	Jefferies Financial Group, Inc.	45,440	1,061,024
	Kearny Financial Corp.	27,645	286,126
	Kentucky First Federal Bancorp	120	754
	Kingstone Cos., Inc.	2,182	15,296
	Lakeland Bancorp, Inc.	19,283	252,800
	Landmark Bancorp, Inc.	236	5,572
	LCNB Corp.	950	14,611
*	LendingClub Corp.	7,796	84,587
	Lincoln National Corp.	35,521	1,615,850
	Live Oak Bancshares, Inc.	5,575	222,331
	Luther Burbank Corp.	2,020	19,776
	Macatawa Bank Corp.	11,582	96,131
	Mackinac Financial Corp.	1,448	18,129
#*	Maiden Holdings, Ltd.	19,322	44,441
*	Malvern Bancorp, Inc.	496	7,847
	Marlin Business Services Corp.	3,590	51,157
#*	MBIA, Inc.	26,055	159,978
	Mercantile Bank Corp.	6,279	170,475
	Merchants Bancorp	4,523	134,876
#	Mercury General Corp.	3,111	164,914
	Meridian Bancorp, Inc.	18,951	287,108
	Meta Financial Group, Inc.	6,039	233,287
*	Metropolitan Bank Holding Corp.	570	22,606
	MGIC Investment Corp.	12,974	152,055
	Midland States Bancorp, Inc.	7,254	133,401
	MidWestOne Financial Group, Inc.	4,200	103,278
*	Mr Cooper Group, Inc.	17,011	463,210
	National Bank Holdings Corp., Class A	7,326	243,736
	National Western Life Group, Inc., Class A	1,216	218,880
#	Navient Corp.	66,562	749,155
	NBT Bancorp, Inc.	8,450	278,934
	Nelnet, Inc., Class A	8,979	617,665
	New York Community Bancorp, Inc.	118,303	1,237,449
»	NewStar Financial, Inc.	13,529	1,375
*	NI Holdings, Inc.	966	16,422
#*	Nicholas Financial, Inc.	1,554	14,266
*	Nicolet Bankshares, Inc.	1,492	101,143
*	NMI Holdings, Inc., Class A	6,742	142,998
*	Northeast Bank	3,066	79,900
	Northfield Bancorp, Inc.	21,766	269,028
	Northrim BanCorp, Inc.	1,773	56,949
	Northwest Bancshares, Inc.	28,118	358,504

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Norwood Financial Corp.	66	$1,629
	OceanFirst Financial Corp.	12,085	219,464
*	Ocwen Financial Corp.	1,022	24,998
	OFG Bancorp	18,388	315,906
#	Ohio Valley Banc Corp.	197	4,234
	Old National Bancorp	39,933	670,475
	Old Republic International Corp.	45,495	823,459
	Old Second Bancorp, Inc.	11,322	111,182
	OneMain Holdings, Inc.	31,685	1,475,254
	Oppenheimer Holdings, Inc., Class A	5,626	195,053
	Origin Bancorp, Inc.	556	17,564
	Orrstown Financial Services, Inc.	899	15,562
	Owl Rock Capital Corp.	1,069	13,790
	Pacific Premier Bancorp, Inc.	27,903	927,775
	PacWest Bancorp	30,208	911,980
#	Park National Corp.	1,191	128,640
	Parke Bancorp, Inc.	1,544	26,742
	Patriot National Bancorp, Inc.	60	599
	PCSB Financial Corp.	1,576	23,222
	Peapack-Gladstone Financial Corp.	10,952	257,591
	Penns Woods Bancorp, Inc.	1,099	23,672
	Pennymac Financial Services, Inc.	7,464	432,912
#	Peoples Bancorp, Inc.	10,398	317,139
	People's United Financial, Inc.	106,113	1,449,504
#	Pinnacle Financial Partners, Inc.	19,300	1,322,629
	Popular, Inc.	24,047	1,364,667
#*	PRA Group, Inc.	6,304	207,843
	Preferred Bank	5,739	277,136
	Premier Financial Bancorp, Inc.	2,767	42,529
	Premier Financial Corp.	10,878	301,973
	ProAssurance Corp.	11,602	212,665
	PROG Holdings, Inc.	11,926	562,669
	Prosperity Bancshares, Inc.	16,336	1,101,700
	Protective Insurance Corp., Class B	4,384	61,683
	Provident Financial Holdings, Inc.	3,183	51,087
	Provident Financial Services, Inc.	17,207	318,674
#	Prudential Bancorp, Inc.	1,535	18,128
	QCR Holdings, Inc.	5,181	200,919
	Radian Group, Inc.	22,135	424,992
	RBB Bancorp	3,485	57,851
#	Regional Management Corp.	4,234	119,822
	Reinsurance Group of America, Inc.	12,706	1,334,765
#	Renasant Corp.	17,308	612,703
	Republic Bancorp, Inc., Class A	5,632	203,259
#*	Republic First Bancorp, Inc.	9,301	26,043
	Riverview Bancorp, Inc.	6,235	32,484
	S&T Bancorp, Inc.	8,689	220,701
	Safety Insurance Group, Inc.	2,249	165,167
	Sandy Spring Bancorp, Inc.	10,030	333,297
#	Santander Consumer USA Holdings, Inc.	61,307	1,354,885
*	Seacoast Banking Corp. of Florida	9,234	281,175
	Shore Bancshares, Inc.	3,076	40,757
	Sierra Bancorp	4,698	102,745
	Simmons First National Corp., Class A	26,028	642,892
	SmartFinancial, Inc.	2,692	53,302
#	South State Corp.	12,655	882,560
*	Southern First Bancshares, Inc.	1,637	65,644
	Southern Missouri Bancorp, Inc.	606	18,574
	Southern National Bancorp of Virginia, Inc.	7,891	95,244

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southside Bancshares, Inc.	3,885	$121,872
	State Auto Financial Corp.	14,309	236,671
	Sterling Bancorp	50,266	927,910
	Sterling Bancorp, Inc.	2,736	12,804
	Stewart Information Services Corp.	7,017	325,448
	Stifel Financial Corp.	16,288	844,044
*	StoneX Group, Inc.	3,768	201,663
	Synovus Financial Corp.	17,088	635,674
	TCF Financial Corp.	32,976	1,281,447
	Territorial Bancorp, Inc.	4,012	95,726
*	Texas Capital Bancshares, Inc.	12,258	738,177
*	Third Point Reinsurance, Ltd.	29,538	272,636
	Timberland Bancorp, Inc.	2,840	71,710
	Tiptree, Inc.	7,900	38,473
	Tompkins Financial Corp.	100	6,687
	Towne Bank	11,084	257,149
	TriCo Bancshares	5,196	193,811
*	TriState Capital Holdings, Inc.	13,113	240,624
*	Triumph Bancorp, Inc.	5,665	324,831
	TrustCo Bank Corp. NY	30,711	191,022
	Trustmark Corp.	19,644	539,621
	UMB Financial Corp.	4,424	313,971
	Umpqua Holdings Corp.	54,549	791,506
*	Unico American Corp.	1,400	7,420
#	United Bankshares, Inc.	28,521	902,975
	United Community Banks, Inc.	14,166	422,572
	United Fire Group, Inc.	6,071	167,195
	Unity Bancorp, Inc.	1,368	25,718
	Universal Insurance Holdings, Inc.	3,222	43,143
	Univest Financial Corp.	11,975	268,839
	Unum Group	51,109	1,187,262
#	Valley National Bancorp	91,394	933,133
	Veritex Holdings, Inc.	3,100	79,236
	Virtus Investment Partners, Inc.	1,355	284,550
	Voya Financial, Inc.	28,966	1,606,454
	Waddell & Reed Financial, Inc., Class A	18,685	472,544
	Walker & Dunlop, Inc.	1,302	107,181
	Washington Federal, Inc.	19,358	506,792
	Washington Trust Bancorp, Inc.	5,315	231,628
	Waterstone Financial, Inc.	9,518	175,797
	Webster Financial Corp.	6,802	317,993
	WesBanco, Inc.	20,414	592,006
	West BanCorp, Inc.	3,426	70,576
	Western New England Bancorp, Inc.	12,440	79,740
	Westwood Holdings Group, Inc.	1,679	19,879
	White Mountains Insurance Group, Ltd.	525	535,500
	Wintrust Financial Corp.	9,277	558,383
#*	World Acceptance Corp.	659	94,514
	WSFS Financial Corp.	14,978	643,605
	Zions Bancorp NA	43,995	1,941,939
TOTAL FINANCIALS			104,559,312
HEALTH CARE — (4.4%)
*	Acadia Healthcare Co., Inc.	28,676	1,453,300
»	Achillion Pharmaceuticals, Inc.	70,786	100,516
#*	Addus HomeCare Corp.	3,291	370,402
#*	Allscripts Healthcare Solutions, Inc.	54,974	907,071
*	American Shared Hospital Services	400	1,008
*	Amphastar Pharmaceuticals, Inc.	6,815	123,897

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AnaptysBio, Inc.	5,866	$152,047
*	AngioDynamics, Inc.	15,503	290,526
*	ANI Pharmaceuticals, Inc.	271	7,734
#*	Anika Therapeutics, Inc.	6,014	222,578
*	Applied Genetic Technologies Corp.	3,512	13,837
#*	Assertio Holdings, Inc.	14,644	9,233
*	Avanos Medical, Inc.	8,751	396,420
*	Brookdale Senior Living, Inc.	50,258	248,275
#*	Catalyst Biosciences, Inc.	5,400	30,510
*	Chimerix, Inc.	13,042	110,596
#*	Community Health Systems, Inc.	7,977	74,346
#	Computer Programs and Systems, Inc.	3,104	95,541
	CONMED Corp.	2,047	229,059
*	Covetrus, Inc.	19,623	668,556
*	Cross Country Healthcare, Inc.	9,073	79,479
#»	Curative Health Services, Inc.	1,058	0
#*	Cymabay Therapeutics, Inc.	559	2,991
#*	Eagle Pharmaceuticals, Inc.	375	17,501
#*	Enanta Pharmaceuticals, Inc.	1,677	80,597
#*	Endo International P.L.C.	6,169	44,910
*	Envista Holdings Corp.	23,957	851,432
#*	Evolent Health, Inc., Class A	20,237	345,446
*	Five Prime Therapeutics, Inc.	9,694	162,084
*	Five Star Senior Living, Inc.	11,501	83,152
*	FONAR Corp.	2,833	50,484
#*	GlycoMimetics, Inc.	14,503	52,646
*	Harvard Bioscience, Inc.	11,180	51,875
*	HealthStream, Inc.	6,405	149,108
*	HMS Holdings Corp.	2,642	97,278
*	Inogen, Inc.	1,405	68,747
*	Integer Holdings Corp.	8,618	636,008
	Invacare Corp.	14,077	131,761
*	Jazz Pharmaceuticals P.L.C.	2,884	448,462
*	Jounce Therapeutics, Inc.	4,695	53,053
*	Kewaunee Scientific Corp.	637	8,408
*	LENSAR, Inc.	3,093	21,620
	Luminex Corp.	8,320	233,709
*	Magellan Health, Inc.	6,867	645,361
*»	MedCath Corp.	5,455	0
#*	MEDNAX, Inc.	19,121	521,430
*	Meridian Bioscience, Inc.	5,831	128,865
#*	Merit Medical Systems, Inc.	1,200	64,980
#*	ModivCare, Inc.	3,031	480,626
*	Myriad Genetics, Inc.	16,519	455,098
	National HealthCare Corp.	3,069	196,569
*	Natus Medical, Inc.	7,626	185,846
*	NextGen Healthcare, Inc.	6,717	132,862
*	NuVasive, Inc.	1,387	74,537
#*	OPKO Health, Inc.	16,296	88,161
*	Option Care Health, Inc.	6,329	116,960
#*	OraSure Technologies, Inc.	18,117	275,922
*	Orthofix Medical, Inc.	4,141	167,338
	Owens & Minor, Inc.	30,425	884,759
#	Patterson Cos., Inc.	21,976	696,200
#*»	PDL BioPharma, Inc.	35,325	87,253
	Perrigo Co. P.L.C.	22,113	944,225
	Premier, Inc., Class A	15,883	537,957
*	Prestige Consumer Healthcare, Inc.	12,661	506,440
*	Savara, Inc.	6,066	9,281

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Select Medical Holdings Corp.	33,657	$864,985
#*	Star Equity Holdings, Inc.	700	2,478
#*	Supernus Pharmaceuticals, Inc.	14,030	412,342
*	Surgalign Holdings, Inc.	24,063	40,426
#*	Surgery Partners, Inc.	3,682	137,265
*	Synlogic, Inc.	7,427	27,554
*	Taro Pharmaceutical Industries, Ltd.	1,010	75,487
#*	Triple-S Management Corp., Class B	5,862	137,347
*	United Therapeutics Corp.	852	139,575
	Universal Health Services, Inc., Class B	9,316	1,161,519
	Utah Medical Products, Inc.	200	17,334
#*	Vanda Pharmaceuticals, Inc.	11,023	158,070
#*	Varex Imaging Corp.	6,027	116,683
TOTAL HEALTH CARE			19,667,938
INDUSTRIALS — (18.8%)
	AAR Corp.	6,561	220,122
	ABM Industries, Inc.	19,412	713,197
*	Acacia Research Corp.	12,308	68,925
	ACCO Brands Corp.	30,033	242,967
	Acme United Corp.	700	21,952
#	Acuity Brands, Inc.	169	20,321
#	ADT, Inc.	61,106	551,787
*	Aegion Corp.	11,603	213,147
*	AeroVironment, Inc.	1,083	124,296
	AGCO Corp.	14,360	1,592,524
	Air Lease Corp.	38,619	1,530,471
*	Air Transport Services Group, Inc.	16,450	417,994
	Alamo Group, Inc.	5,065	707,023
	Alaska Air Group, Inc.	16,047	783,575
#	Albany International Corp., Class A	4,355	302,760
	Allegiant Travel Co.	712	129,221
	Allied Motion Technologies, Inc.	3,193	144,483
	Altra Industrial Motion Corp.	4,042	207,799
	AMERCO	3,276	1,514,953
#*	Ameresco, Inc., Class A	9,347	524,273
#*	American Superconductor Corp.	1,073	26,525
*	American Woodmark Corp.	2,941	254,426
*	AMREP Corp.	600	4,800
#*	API Group Corp.	2,041	36,554
#	Apogee Enterprises, Inc.	9,551	335,240
	Applied Industrial Technologies, Inc.	4,435	312,180
	ArcBest Corp.	8,210	380,533
	Arcosa, Inc.	15,869	885,332
	Argan, Inc.	631	27,278
*	Armstrong Flooring, Inc.	8,427	31,686
*	ASGN, Inc.	6,633	549,942
	Astec Industries, Inc.	8,488	504,781
*	Astronics Corp.	7,679	95,680
*	Astronics Corp., Class B	385	4,826
*	Atlas Air Worldwide Holdings, Inc.	7,197	372,949
#	AZZ, Inc.	10,679	508,214
	Barnes Group, Inc.	11,772	565,880
	Barrett Business Services, Inc.	1,506	94,953
*	Beacon Roofing Supply, Inc.	23,084	918,051
#	BG Staffing, Inc.	2,500	31,550
	Boise Cascade Co.	11,937	568,559
	Brady Corp., Class A	2,556	117,346
*	BrightView Holdings, Inc.	7,163	101,571

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Broadwind, Inc.	2,514	$22,148
*	Builders FirstSource, Inc.	31,920	1,220,940
	CAI International, Inc.	6,816	221,316
	Carlisle Cos., Inc.	9,842	1,426,401
*	CBIZ, Inc.	17,838	462,183
*	CECO Environmental Corp.	13,581	94,116
#*	Chart Industries, Inc.	10,385	1,247,342
*	CIRCOR International, Inc.	4,918	157,228
*	Civeo Corp.	2,181	30,294
*	Clean Harbors, Inc.	10,377	803,802
*	Colfax Corp.	27,116	1,006,546
	Columbus McKinnon Corp.	5,038	217,591
	Comfort Systems USA, Inc.	3,877	214,902
*	Commercial Vehicle Group, Inc.	5,437	45,018
	CompX International, Inc.	200	2,790
*	Construction Partners, Inc., Class A	2,231	63,405
	Copa Holdings SA, Class A	3,261	252,304
	Costamare, Inc.	26,770	214,160
*	Covenant Logistics Group, Inc.	4,974	75,058
*	CPI Aerostructures, Inc.	3,207	12,571
	CRA International, Inc.	3,010	160,162
	Crane Co.	2,694	203,882
	Cubic Corp.	7,062	432,053
	Curtiss-Wright Corp.	4,775	495,597
*	Ducommun, Inc.	4,139	204,218
*	DXP Enterprises, Inc.	6,186	143,453
*	Dycom Industries, Inc.	9,177	744,622
*	Eagle Bulk Shipping, Inc.	1,869	36,576
#	Eastern Co. (The)	910	21,421
*	Echo Global Logistics, Inc.	8,765	230,782
	EMCOR Group, Inc.	6,216	548,873
	Encore Wire Corp.	5,068	292,677
	EnerSys	3,213	264,205
	Ennis, Inc.	7,715	140,413
	EnPro Industries, Inc.	3,615	260,967
	ESCO Technologies, Inc.	6,211	590,542
	Federal Signal Corp.	13,756	449,684
	Fluor Corp.	15,356	265,505
	Forward Air Corp.	3,109	222,884
	Franklin Electric Co., Inc.	3,559	247,066
*	FreightCar America, Inc.	4,774	17,330
#*	FTI Consulting, Inc.	4,867	535,224
*	Gates Industrial Corp. P.L.C.	16,033	226,386
#	GATX Corp.	12,082	1,121,210
	Genco Shipping & Trading, Ltd.	7,624	60,306
*	Gencor Industries, Inc.	1,822	23,340
*	Gibraltar Industries, Inc.	7,673	687,731
*	GMS, Inc.	12,651	366,752
	Gorman-Rupp Co. (The)	9,371	295,187
*	GP Strategies Corp.	5,157	62,297
	Graham Corp.	1,927	28,443
#	Granite Construction, Inc.	12,476	369,414
*	Great Lakes Dredge & Dock Corp.	18,178	247,766
#	Greenbrier Cos., Inc. (The)	11,925	431,446
	Griffon Corp.	10,863	243,983
	H&E Equipment Services, Inc.	5,779	158,807
#*	Harsco Corp.	10,424	173,351
	Hawaiian Holdings, Inc.	13,916	272,336
	Heartland Express, Inc.	10,259	192,561

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heidrick & Struggles International, Inc.	5,822	$169,770
	Helios Technologies, Inc.	1,442	78,661
*	Herc Holdings, Inc.	4,298	274,986
*	Heritage-Crystal Clean, Inc.	3,996	86,713
	Herman Miller, Inc.	5,768	197,554
	Hexcel Corp.	2,811	122,728
#*	Hill International, Inc.	8,440	18,484
	Hillenbrand, Inc.	2,467	101,394
	HNI Corp.	5,343	172,365
*	Houston Wire & Cable Co.	4,069	13,590
	Howmet Aerospace, Inc.	10,300	253,174
*	Hub Group, Inc., Class A	8,402	442,197
*	Hudson Global, Inc.	170	2,700
	Hurco Cos., Inc.	2,430	71,491
*	Huron Consulting Group, Inc.	6,466	342,439
#	Hyster-Yale Materials Handling, Inc.	2,873	257,737
	ICF International, Inc.	4,421	340,992
*	IES Holdings, Inc.	1,262	57,396
	Insteel Industries, Inc.	5,944	150,027
	Interface, Inc.	10,275	103,161
	ITT, Inc.	7,117	531,711
*	JELD-WEN Holding, Inc.	12,577	326,876
*	JetBlue Airways Corp.	38,270	548,792
#	Kadant, Inc.	1,402	200,416
	Kaman Corp.	6,925	348,743
	KAR Auction Services, Inc.	18,852	348,008
	Kelly Services, Inc., Class A	11,054	215,774
	Kennametal, Inc.	11,892	450,469
	Kimball International, Inc., Class B	13,255	160,253
*	Kirby Corp.	8,478	430,343
	Knight-Swift Transportation Holdings, Inc.	43,670	1,746,800
	Knoll, Inc.	11,846	177,216
	Korn Ferry	17,890	815,784
*	Lawson Products, Inc.	1,607	79,691
*	LB Foster Co., Class A	3,630	54,995
#*	Limbach Holdings, Inc.	1,631	23,650
#*	LS Starrett Co. (The), Class A	489	2,122
	LSI Industries, Inc.	9,836	94,475
*	Lydall, Inc.	5,780	173,978
	Macquarie Infrastructure Corp.	17,877	496,802
*	Manitowoc Co., Inc. (The)	15,281	200,792
	ManpowerGroup, Inc.	8,431	745,638
	Marten Transport, Ltd.	21,324	337,985
*	Masonite International Corp.	4,338	431,631
#*	MasTec, Inc.	12,005	926,186
*	Matrix Service Co.	8,891	104,825
	Matson, Inc.	10,742	642,372
	Matthews International Corp., Class A	8,424	257,185
#	Maxar Technologies, Inc.	10,030	419,956
	McGrath RentCorp	5,993	418,251
#*	Mesa Air Group, Inc.	6,516	42,549
#*	Middleby Corp. (The)	8,268	1,122,133
	Miller Industries, Inc.	4,066	162,152
*	Mistras Group, Inc.	11,468	79,244
	Moog, Inc., Class A	6,641	490,571
*	MRC Global, Inc.	26,801	185,195
#	MSC Industrial Direct Co., Inc., Class A	5,446	422,446
	Mueller Industries, Inc.	8,580	293,007
	Mueller Water Products, Inc., Class A	23,985	287,580

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MYR Group, Inc.	5,161	$287,003
	National Presto Industries, Inc.	1,049	93,791
	Nielsen Holdings P.L.C.	65,881	1,471,123
	NL Industries, Inc.	5,599	25,251
*	NN, Inc.	13,572	81,839
*	Northwest Pipe Co.	4,013	121,393
*	NOW, Inc.	40,187	333,150
*	NV5 Global, Inc.	1,675	146,278
	nVent Electric P.L.C.	20,379	456,082
*	Orion Group Holdings, Inc.	13,009	69,858
	Oshkosh Corp.	11,701	1,071,695
	Owens Corning	1,138	88,309
*	PAM Transportation Services, Inc.	1,458	75,306
	Park Aerospace Corp.	3,310	43,957
	Park-Ohio Holdings Corp.	4,000	112,760
	Patriot Transportation Holding, Inc.	178	1,586
*	Perma-Pipe International Holdings, Inc.	1,500	9,135
*	PGT Innovations, Inc.	9,267	191,920
*	PICO Holdings, Inc.	8,513	73,212
#	Powell Industries, Inc.	4,041	115,855
	Preformed Line Products Co.	2,167	139,316
	Primoris Services Corp.	15,626	454,795
	Quad/Graphics, Inc.	18,082	84,624
	Quanex Building Products Corp.	10,042	220,824
	Quanta Services, Inc.	20,554	1,448,440
*	Radiant Logistics, Inc.	12,254	71,073
#*	RCM Technologies, Inc.	4,177	10,818
	Regal Beloit Corp.	7,539	945,994
*	Resideo Technologies, Inc.	23,819	550,219
	Resources Connection, Inc.	10,756	124,124
	REV Group, Inc.	8,299	85,729
	Rexnord Corp.	14,983	567,256
	Rush Enterprises, Inc., Class A	13,807	579,756
	Rush Enterprises, Inc., Class B	2,475	95,857
	Ryder System, Inc.	11,573	724,354
#*	Saia, Inc.	5,174	914,504
#	Schneider National, Inc., Class B	13,435	282,135
#	Scorpio Bulkers, Inc.	2,050	33,026
*	SEACOR Holdings, Inc.	6,010	250,857
*	Sensata Technologies Holding P.L.C.	26,051	1,419,779
#	Shyft Group, Inc. (The)	5,491	165,828
*	SIFCO Industries, Inc.	659	5,450
	SkyWest, Inc.	14,199	553,619
	Snap-on, Inc.	9,008	1,621,350
#*	Spirit Airlines, Inc.	16,509	428,243
*	SPX FLOW, Inc.	8,347	442,141
#	Standex International Corp.	2,335	191,260
	Steelcase, Inc., Class A	21,131	273,224
*	Sterling Construction Co., Inc.	6,799	139,176
*	Team, Inc.	12,866	127,116
	Tennant Co.	309	20,935
	Terex Corp.	16,734	598,408
*	Textainer Group Holdings, Ltd.	20,822	377,086
	Textron, Inc.	14,721	666,272
*	Thermon Group Holdings, Inc.	8,245	120,295
	Timken Co. (The)	12,820	969,961
	Titan International, Inc.	16,208	111,835
*	Titan Machinery, Inc.	7,999	170,379
*	TriMas Corp.	6,595	208,732

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Trinity Industries, Inc.	41,523	$1,154,755
	Triton International, Ltd.	23,925	1,108,684
*	TrueBlue, Inc.	12,939	240,536
#*	Tutor Perini Corp.	15,498	230,920
*	Twin Disc, Inc.	2,022	16,783
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	75,431
	UFP Industries, Inc.	14,860	801,548
*	Ultralife Corp.	969	5,688
	UniFirst Corp.	1,599	340,267
*	Univar Solutions, Inc.	28,975	538,645
	Universal Logistics Holdings, Inc.	3,772	79,966
#*	USA Truck, Inc.	3,957	40,797
	Valmont Industries, Inc.	2,530	488,088
*	Vectrus, Inc.	2,679	137,701
*	Veritiv Corp.	7,447	136,429
	Viad Corp.	4,123	142,244
#*	Virco Manufacturing Corp.	4,400	12,100
	VSE Corp.	3,687	127,570
	Wabash National Corp.	4,379	69,845
	Werner Enterprises, Inc.	17,645	692,390
*	WESCO International, Inc.	12,823	975,959
#*	Willdan Group, Inc.	527	23,552
#*	Willis Lease Finance Corp.	2,293	63,562
*	WillScot Mobile Mini Holdings Corp.	31,721	752,105
#*	XPO Logistics, Inc.	8,248	910,662
TOTAL INDUSTRIALS			84,304,888
INFORMATION TECHNOLOGY — (9.2%)
#*	ADDvantage Technologies Group, Inc.	1,399	4,071
	ADTRAN, Inc.	18,905	325,166
	Alliance Data Systems Corp.	1,861	125,897
*	Alpha & Omega Semiconductor, Ltd.	5,883	169,077
	Amkor Technology, Inc.	80,509	1,249,500
#*	Amtech Systems, Inc.	6,555	45,819
*	Arlo Technologies, Inc.	14,959	125,805
*	Arrow Electronics, Inc.	28,272	2,760,195
	AstroNova, Inc.	1,475	15,856
#*	Aviat Networks, Inc.	1,600	57,520
	Avnet, Inc.	37,316	1,317,628
*	Aware, Inc.	4,272	17,131
*	Axcelis Technologies, Inc.	9,046	309,735
*	AXT, Inc.	15,993	165,208
	Bel Fuse, Inc., Class B	3,659	53,348
	Belden, Inc.	5,394	254,813
	Benchmark Electronics, Inc.	13,449	340,663
*	Bm Technologies, Inc.	2,712	39,270
*	BSQUARE Corp.	2,065	3,325
*	CACI International, Inc., Class A	4,175	1,007,094
*	CalAmp Corp.	3,728	37,317
*	Calix, Inc.	5,760	173,952
	Cass Information Systems, Inc.	3,100	125,860
*	Ciena Corp.	5,763	307,687
*	Clearfield, Inc.	1,200	37,584
	Cohu, Inc.	12,716	517,287
#	Communications Systems, Inc.	2,300	11,040
*	Computer Task Group, Inc.	3,954	25,780
	Comtech Telecommunications Corp.	7,920	169,013
*	Concentrix Corp.	13,283	1,420,218
*	Conduent, Inc.	79,377	382,597

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CSG Systems International, Inc.	247	$10,643
	CSP, Inc.	66	633
	CTS Corp.	9,128	278,404
*	CyberOptics Corp.	2,716	65,700
	Daktronics, Inc.	17,660	84,768
*	Digi International, Inc.	10,327	190,740
*	Diodes, Inc.	12,034	851,767
*	DSP Group, Inc.	2,033	32,792
	DXC Technology Co.	53,442	1,507,064
#	Ebix, Inc.	6,735	350,691
#*	EchoStar Corp., Class A	12,908	270,294
*	EMCORE Corp.	6,506	32,595
*	ePlus, Inc.	3,660	307,586
*	ExlService Holdings, Inc.	136	10,428
*	Fabrinet	8,009	632,230
#*	First Solar, Inc.	13,639	1,352,307
*	Flex, Ltd.	130,502	2,302,055
*	FormFactor, Inc.	11,865	484,923
*	Frequency Electronics, Inc.	2,659	28,318
*	GSI Technology, Inc.	4,816	34,579
	Hackett Group, Inc. (The)	7,500	102,150
#*	Harmonic, Inc.	31,893	247,490
*	Ichor Holdings, Ltd.	2,361	85,232
#*	IEC Electronics Corp.	2,496	36,467
*	Insight Enterprises, Inc.	9,403	715,568
	InterDigital, Inc.	3,854	247,465
#*	inTEST Corp.	4,410	33,737
*	Intevac, Inc.	7,564	50,679
#*	j2 Global, Inc.	8,973	920,989
	Jabil, Inc.	39,666	1,640,982
	Juniper Networks, Inc.	47,057	1,149,132
	KBR, Inc.	23,063	669,980
#*	Key Tronic Corp.	2,718	23,185
*	Kimball Electronics, Inc.	10,520	201,668
*	Knowles Corp.	24,185	466,529
	Kulicke & Soffa Industries, Inc.	12,487	445,411
*	KVH Industries, Inc.	7,706	96,402
*	LightPath Technologies, Inc., Class A	300	1,131
#*	MagnaChip Semiconductor Corp.	3,400	57,766
#	ManTech International Corp., Class A	6,874	616,529
	MAXIMUS, Inc.	1,016	76,261
	Methode Electronics, Inc.	9,826	370,932
	MTS Systems Corp.	2,568	150,331
*	NCR Corp.	516	17,214
*	NeoPhotonics Corp.	15,687	174,753
#*	NETGEAR, Inc.	7,554	312,660
#*	Netscout Systems, Inc.	19,624	573,708
	Network-1 Technologies, Inc.	3,000	10,512
*	ON Semiconductor Corp.	25,304	872,735
#*	OneSpan, Inc.	4,435	103,424
*	Onto Innovation, Inc.	7,410	400,511
*	Optical Cable Corp.	1,600	5,184
#*	OSI Systems, Inc.	4,996	449,740
#	PC Connection, Inc.	7,388	362,677
	PC-Tel, Inc.	4,282	31,516
*	PDF Solutions, Inc.	5,122	98,957
#*	Perficient, Inc.	7,964	434,914
*	PFSweb, Inc.	5,700	39,159
*	Photronics, Inc.	18,041	200,255

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	8,395	$645,743
*	PRGX Global, Inc.	2,300	17,296
*	Rambus, Inc.	7,530	143,032
#	RF Industries, Ltd.	681	3,997
*	Ribbon Communications, Inc.	20,057	146,617
	Richardson Electronics, Ltd.	3,224	20,569
*	Rogers Corp.	3,710	579,020
*	Sanmina Corp.	24,963	776,349
*	ScanSource, Inc.	8,250	199,568
#»	Silicon Graphics, Inc.	137	0
*	SMART Global Holdings, Inc.	4,531	168,327
*	Stratasys, Ltd.	9,275	385,005
*	Super Micro Computer, Inc.	12,744	395,064
*	Sykes Enterprises, Inc.	10,441	402,918
	SYNNEX Corp.	13,283	1,084,158
*	Telenav, Inc.	5,000	23,800
	TESSCO Technologies, Inc.	3,407	26,370
#*	TTM Technologies, Inc.	26,524	355,687
*	Ultra Clean Holdings, Inc.	11,190	431,934
*	Veeco Instruments, Inc.	14,237	262,815
#*	ViaSat, Inc.	2,800	121,912
	Vishay Intertechnology, Inc.	34,468	742,785
*	Vishay Precision Group, Inc.	3,563	113,980
	Xerox Holdings Corp.	38,196	803,262
	Xperi Holding Corp.	23,253	447,853
TOTAL INFORMATION TECHNOLOGY			41,215,969
MATERIALS — (7.6%)
*	AdvanSix, Inc.	10,850	231,322
*	AgroFresh Solutions, Inc.	10,796	21,160
*	Alcoa Corp.	62,550	1,125,900
*	Allegheny Technologies, Inc.	36,629	623,059
	Alpha Metallurgical Resources Inc.	6,668	75,615
	American Vanguard Corp.	12,936	214,091
*	Ampco-Pittsburgh Corp.	4,848	31,415
	Ashland Global Holdings, Inc.	13,422	1,073,626
*	Berry Global Group, Inc.	4,632	228,682
	Cabot Corp.	12,411	544,967
	Caledonia Mining Corp., P.L.C.	2,657	39,935
	Carpenter Technology Corp.	13,831	432,080
*	Century Aluminum Co.	39,208	382,278
	CF Industries Holdings, Inc.	29,569	1,223,565
*	Clearwater Paper Corp.	6,893	262,485
*	Coeur Mining, Inc.	26,830	242,812
	Commercial Metals Co.	40,252	792,562
*	Core Molding Technologies, Inc.	2,490	29,830
	Domtar Corp.	18,629	558,311
	Element Solutions, Inc.	68,652	1,169,144
*	Ferro Corp.	9,999	137,886
*	Ferroglobe P.L.C.	17,682	31,297
»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
#*	Flotek Industries, Inc.	5,855	11,651
»	Fortitude Gold Corp.	5,267	5,530
	Friedman Industries, Inc.	1,905	13,640
	FutureFuel Corp.	14,713	195,683
*	GCP Applied Technologies, Inc.	2,628	65,148
	Glatfelter Corp.	15,735	246,253
#	Gold Resource Corp.	18,435	51,987
	Graphic Packaging Holding Co.	71,268	1,116,057

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Greif, Inc., Class A	8,123	$366,835
	Greif, Inc., Class B	2,591	118,409
	Hawkins, Inc.	3,205	176,051
	Haynes International, Inc.	5,048	117,063
	HB Fuller Co.	13,400	681,926
#	Hecla Mining Co.	141,656	806,023
	Huntsman Corp.	51,990	1,373,576
	Innospec, Inc.	6,586	578,185
#*	Intrepid Potash, Inc.	3,717	84,487
*	Kraton Corp.	13,762	386,437
	Kronos Worldwide, Inc.	14,433	204,371
#*	Livent Corp.	13,575	247,337
	Louisiana-Pacific Corp.	1,822	69,254
*	LSB Industries, Inc.	5,003	16,360
	Materion Corp.	6,626	451,827
	Mercer International, Inc.	21,251	240,136
	Minerals Technologies, Inc.	10,516	648,101
	Mosaic Co. (The)	9,844	255,550
	Myers Industries, Inc.	4,300	86,215
	Neenah, Inc.	4,346	221,298
#	Nexa Resources SA	9,879	85,256
	Olin Corp.	43,062	1,029,612
	Olympic Steel, Inc.	6,193	84,535
	PQ Group Holdings, Inc.	15,759	217,159
#*	Rayonier Advanced Materials, Inc.	8,785	60,792
	Reliance Steel & Aluminum Co.	21,822	2,533,098
#*	Resolute Forest Products, Inc.	21,514	175,339
#*	Ryerson Holding Corp.	12,317	151,992
	Schnitzer Steel Industries, Inc., Class A	9,993	294,993
	Schweitzer-Mauduit International, Inc.	9,008	334,557
#	Sensient Technologies Corp.	2,272	160,244
	Silgan Holdings, Inc.	665	24,226
	Sonoco Products Co.	6,791	393,267
	Steel Dynamics, Inc.	52,805	1,809,627
	Stepan Co.	5,683	640,360
*	Summit Materials, Inc., Class A	38,435	789,071
	SunCoke Energy, Inc.	21,275	104,886
*	Synalloy Corp.	842	6,736
*	TimkenSteel Corp.	17,420	87,623
*	Trecora Resources	3,192	20,142
	Tredegar Corp.	9,833	143,464
	Trinseo SA	5,224	265,536
#*	Tronox Holdings P.L.C., Class A	39,317	603,516
*	UFP Technologies, Inc.	2,556	117,602
	United States Lime & Minerals, Inc.	941	113,861
#	United States Steel Corp.	35,386	628,455
*	Universal Stainless & Alloy Products, Inc.	2,690	19,529
#*	US Concrete, Inc.	6,891	305,202
*	Venator Materials P.L.C	18,212	73,212
	Verso Corp., Class A	10,042	115,483
	Warrior Met Coal, Inc.	10,197	234,735
	Westlake Chemical Corp.	26,272	2,008,757
	WestRock Co.	37,553	1,555,821
#	Worthington Industries, Inc.	13,566	710,044
TOTAL MATERIALS			34,206,144
REAL ESTATE — (1.0%)
*	BBX Capital, Inc.	4,601	24,845
#	CTO Realty Growth, Inc.	1,875	78,994

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Cushman & Wakefield P.L.C.	21,044	$301,560
*	Forestar Group, Inc.	6,571	141,211
*	FRP Holdings, Inc.	900	38,871
*	Howard Hughes Corp. (The)	3,316	285,740
*	Jones Lang LaSalle, Inc.	14,289	2,089,195
	Kennedy-Wilson Holdings, Inc.	1,656	28,467
*	Marcus & Millichap, Inc.	7,057	252,147
#*	Rafael Holdings, Inc., Class B	3,265	76,662
	RE/MAX Holdings, Inc., Class A	6,815	246,839
#*	Realogy Holdings Corp.	27,392	388,966
#	St Joe Co. (The)	3,468	154,326
#*	Stratus Properties, Inc.	650	16,991
*	Tejon Ranch Co.	11,225	178,814
TOTAL REAL ESTATE			4,303,628
UTILITIES — (0.5%)
	Brookfield Renewable Corp., Class A	8,452	472,889
#	Genie Energy, Ltd., Class B	2,650	19,557
	MDU Resources Group, Inc.	10,468	275,204
#	New Jersey Resources Corp.	3,396	118,894
	Vistra Corp.	72,064	1,439,118
TOTAL UTILITIES			2,325,662
TOTAL COMMON STOCKS			409,893,787
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	1,302	130,278
INDUSTRIALS — (0.0%)
#	WESCO International, Inc.	5,687	176,752
TOTAL PREFERRED STOCKS			307,030
TOTAL INVESTMENT SECURITIES (Cost $345,352,321)			410,200,817

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	3,839,427	3,839,427
SECURITIES LENDING COLLATERAL — (7.7%)
@§	The DFA Short Term Investment Fund	2,987,357	34,566,711
TOTAL INVESTMENTS — (100.0%)
(Cost $383,756,884)^^			$448,606,955
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,919,589	—	—	$11,919,589
Consumer Discretionary	60,866,662	$1,108	—	60,867,770
Consumer Staples	18,748,498	—	—	18,748,498
Energy	27,774,389	—	—	27,774,389

VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$104,557,937	$1,375	—	$104,559,312
Health Care	19,480,169	187,769	—	19,667,938
Industrials	84,304,888	—	—	84,304,888
Information Technology	41,215,969	—	—	41,215,969
Materials	34,200,614	5,530	—	34,206,144
Real Estate	4,303,628	—	—	4,303,628
Utilities	2,325,662	—	—	2,325,662
Preferred Stocks
Consumer Discretionary	130,278	—	—	130,278
Industrials	176,752	—	—	176,752
Temporary Cash Investments	3,839,427	—	—	3,839,427
Securities Lending Collateral	—	34,566,711	—	34,566,711
TOTAL	$413,844,462	$34,762,493	—	$448,606,955

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (12.3%)
	Activision Blizzard, Inc.	14,766	$1,343,706
	AT&T, Inc.	476,583	13,644,571
*	Charter Communications, Inc., Class A	13,352	8,112,141
	Comcast Corp., Class A	297,020	14,723,281
#*	Discovery, Inc., Class A	20,493	848,820
*	Discovery, Inc., Class C	38,338	1,342,980
*	DISH Network Corp., Class A	27,506	798,224
	Electronic Arts, Inc.	1,236	176,995
	Fox Corp., Class A	41,870	1,305,507
*	Fox Corp., Class B	30,375	907,909
	Interpublic Group of Cos., Inc. (The)	14,152	340,639
*	Liberty Broadband Corp., Class A	600	87,102
*	Liberty Broadband Corp., Class C	4,284	625,678
*	Liberty Media Corp.-Liberty Formula One, Class A	535	19,394
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	182,121
*	Liberty Media Corp.-Liberty SiriusXM, Class A	7,021	283,789
*	Liberty Media Corp.-Liberty SiriusXM, Class C	12,460	505,378
	Lumen Technologies, Inc.	130,666	1,617,645
*	Madison Square Garden Entertainment Corp.	154	13,667
	News Corp., Class A	10,744	208,434
	News Corp., Class B	3,865	72,971
	Omnicom Group, Inc.	1,041	64,938
*	T-Mobile US, Inc.	31,777	4,006,444
*	Twitter, Inc.	1,700	85,901
	Verizon Communications, Inc.	71,412	3,909,807
	ViacomCBS, Inc., Class B	31,248	1,515,528
*	Walt Disney Co. (The)	56,749	9,543,479
TOTAL COMMUNICATION SERVICES			66,287,049
CONSUMER DISCRETIONARY — (7.0%)
	Advance Auto Parts, Inc.	7,659	1,142,263
	Aptiv P.L.C.	2,771	370,206
	Aramark	23,917	820,114
	Autoliv, Inc.	6,304	559,228
	BorgWarner, Inc.	27,403	1,150,652
*	Capri Holdings, Ltd.	1,300	54,158
*	CarMax, Inc.	9,448	1,112,785
	Carnival Corp.	70,024	1,307,348
*	Dollar Tree, Inc.	14,715	1,495,927
	DR Horton, Inc.	56,804	4,362,547
	Expedia Group, Inc.	1	124
	Ford Motor Co.	343,196	3,613,854
*	Gap, Inc. (The)	14,576	295,164
	Garmin, Ltd.	13,348	1,533,151
	General Motors Co.	100,456	5,091,110
	Gentex Corp.	29,709	981,882
	Genuine Parts Co.	2,789	261,831
	Harley-Davidson, Inc.	1,373	55,044
	Hasbro, Inc.	3,203	300,505
	Hyatt Hotels Corp., Class A	2,188	143,664
	Kohl's Corp.	10,406	458,488
	Lear Corp.	6,694	1,009,187
	Lennar Corp., Class A	21,415	1,780,657

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	1,507	$100,879
*	LKQ Corp.	33,701	1,182,568
	MGM Resorts International	32,476	927,515
*	Mohawk Industries, Inc.	9,865	1,416,614
	Newell Brands, Inc.	8,465	203,329
*	Norwegian Cruise Line Holdings, Ltd.	1,892	42,854
	PulteGroup, Inc.	42,097	1,831,220
	PVH Corp.	7,675	654,371
	Ralph Lauren Corp.	2,390	241,510
	Royal Caribbean Cruises, Ltd.	10,937	710,905
	Service Corp. International	700	35,301
*	Skechers U.S.A., Inc., Class A	2,403	82,855
	Tapestry, Inc.	10,582	334,603
	Target Corp.	2,023	366,507
	Toll Brothers, Inc.	3,807	194,538
#*	Veoneer, Inc.	2,824	74,243
	Whirlpool Corp.	7,935	1,468,689
TOTAL CONSUMER DISCRETIONARY			37,768,390
CONSUMER STAPLES — (5.5%)
	Archer-Daniels-Midland Co.	24,001	1,200,290
	Bunge, Ltd.	15,242	997,437
	Conagra Brands, Inc.	34,544	1,195,222
	Constellation Brands, Inc., Class A	6,660	1,404,794
	Coty, Inc., Class A	29,750	189,508
*	Darling Ingredients, Inc.	1,100	68,211
	General Mills, Inc.	10,441	606,622
	Hormel Foods Corp.	9,549	447,466
	JM Smucker Co. (The)	13,623	1,585,853
	Keurig Dr Pepper, Inc.	1,629	51,802
	Kraft Heinz Co. (The)	13,469	451,346
	Kroger Co. (The)	88,430	3,050,835
	Molson Coors Beverage Co., Class B	14,994	752,099
	Mondelez International, Inc., Class A	64,509	3,576,379
*	Pilgrim's Pride Corp.	2,655	51,454
*	Post Holdings, Inc.	7,880	747,418
	Seaboard Corp.	12	37,755
	Spectrum Brands Holdings, Inc.	174	13,149
	Tyson Foods, Inc., Class A	29,062	1,868,977
*	US Foods Holding Corp.	13,543	419,698
	Walgreens Boots Alliance, Inc.	72,041	3,620,060
	Walmart, Inc.	51,411	7,222,731
TOTAL CONSUMER STAPLES			29,559,106
ENERGY — (6.0%)
	Apache Corp.	4,268	60,947
	Baker Hughes Co.	21,033	422,553
	Cabot Oil & Gas Corp.	3,970	72,770
	Chevron Corp.	59,917	5,104,928
	Cimarex Energy Co.	923	38,932
	ConocoPhillips	109,454	4,381,444
	Devon Energy Corp.	19,874	327,126
	Diamondback Energy, Inc.	743	42,121
	EOG Resources, Inc.	15,972	813,933
	Exxon Mobil Corp.	152,185	6,823,975
	Halliburton Co.	23,528	414,799
	Helmerich & Payne, Inc.	818	19,861
	Hess Corp.	28,436	1,534,975

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	84,813	$1,194,167
	Marathon Oil Corp.	8,845	64,038
	Marathon Petroleum Corp.	32,236	1,391,306
	Murphy Oil Corp.	2,737	33,857
	NOV, Inc.	626	7,750
	Occidental Petroleum Corp.	99,296	1,991,878
	ONEOK, Inc.	10,102	402,363
	Phillips 66	18,704	1,268,131
	Pioneer Natural Resources Co.	14,504	1,753,534
	Schlumberger, N.V.	57,688	1,281,250
	Targa Resources Corp.	8,417	230,373
	Valero Energy Corp.	33,270	1,877,426
	Williams Cos., Inc. (The)	31,415	666,940
TOTAL ENERGY			32,221,377
FINANCIALS — (20.2%)
	Aflac, Inc.	31,367	1,417,161
	Alleghany Corp.	521	295,329
	Allstate Corp. (The)	17,145	1,837,601
	Ally Financial, Inc.	51,633	1,953,793
	American Financial Group, Inc.	4,303	405,084
	American International Group, Inc.	23,508	880,140
*	Arch Capital Group, Ltd.	15,476	486,101
	Assurant, Inc.	3,963	536,868
*	Athene Holding, Ltd., Class A	1,290	52,748
	Axis Capital Holdings, Ltd.	973	44,661
	Bank of America Corp.	197,952	5,869,306
	Bank of New York Mellon Corp. (The)	67,659	2,694,858
*	Berkshire Hathaway, Inc., Class B	43,317	9,870,645
	Capital One Financial Corp.	27,365	2,853,075
	Charles Schwab Corp. (The)	23,185	1,194,955
	Chubb, Ltd.	9,800	1,427,566
	Cincinnati Financial Corp.	913	76,774
	Citigroup, Inc.	111,129	6,444,371
	Citizens Financial Group, Inc.	14,080	513,075
	CNA Financial Corp.	3,404	130,782
	Comerica, Inc.	3,264	186,701
	East West Bancorp, Inc.	3,233	193,786
	Everest Re Group, Ltd.	1,981	418,149
	Fifth Third Bancorp	73,951	2,139,402
	First Republic Bank	3,934	570,391
	Franklin Resources, Inc.	9,835	258,562
	Globe Life, Inc.	1,955	176,712
	Goldman Sachs Group, Inc. (The)	22,733	6,164,508
	Hartford Financial Services Group, Inc. (The)	50,871	2,442,825
	Huntington Bancshares, Inc.	132,757	1,755,711
	Invesco, Ltd.	1,844	37,968
	Jefferies Financial Group, Inc.	1,212	28,300
	JPMorgan Chase & Co.	162,732	20,938,726
	KeyCorp	64,713	1,091,061
	Lincoln National Corp.	11,260	512,217
	Loews Corp.	13,619	616,805
	M&T Bank Corp.	5,986	792,965
*	Markel Corp.	217	210,377
	MetLife, Inc.	41,912	2,018,063
	Morgan Stanley	89,250	5,984,212
	Northern Trust Corp.	6,461	576,257
	PacWest Bancorp	1,151	34,749
	People's United Financial, Inc.	8,409	114,867

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc. (The)	15,608	$2,240,060
	Principal Financial Group, Inc.	29,370	1,447,060
	Prosperity Bancshares, Inc.	567	38,238
	Prudential Financial, Inc.	13,537	1,059,676
	Raymond James Financial, Inc.	2,478	247,627
	Regions Financial Corp.	71,272	1,212,337
	Reinsurance Group of America, Inc.	4,352	457,178
	RenaissanceRe Holdings, Ltd.	2,150	323,446
	Santander Consumer USA Holdings, Inc.	13,088	289,245
	State Street Corp.	10,881	761,670
*	SVB Financial Group	1,800	788,004
	Synchrony Financial	34,625	1,165,131
	Synovus Financial Corp.	4,904	182,429
	TCF Financial Corp.	3,200	124,352
	Travelers Cos., Inc. (The)	19,149	2,610,009
	Truist Financial Corp.	56,633	2,717,251
	U.S. Bancorp.	50,536	2,165,468
	Unum Group	3,525	81,886
	Voya Financial, Inc.	2,948	163,496
	Wells Fargo & Co.	116,758	3,488,729
	Willis Towers Watson P.L.C.	2,225	451,542
	Zions Bancorp NA	12,096	533,917
TOTAL FINANCIALS			108,796,958
HEALTH CARE — (16.4%)
	Abbott Laboratories	8,156	1,008,000
*	Alexion Pharmaceuticals, Inc.	8,343	1,279,232
	Anthem, Inc.	20,572	6,109,473
	Becton Dickinson and Co.	4,531	1,186,170
*	Biogen, Inc.	5,285	1,493,594
*	Bio-Rad Laboratories, Inc., Class A	918	526,721
*	Boston Scientific Corp.	16,384	580,649
	Bristol-Myers Squibb Co.	72,211	4,435,922
*	Centene Corp.	27,429	1,653,969
*	Change Healthcare, Inc.	3,848	91,813
*	Charles River Laboratories International, Inc.	1	259
	Cigna Corp.	29,931	6,496,524
	Cooper Cos., Inc. (The)	200	72,808
	CVS Health Corp.	102,609	7,351,935
	Danaher Corp.	20,685	4,919,720
*	DaVita, Inc.	9,053	1,062,551
	DENTSPLY SIRONA, Inc.	7,702	411,980
*	Elanco Animal Health, Inc.	2,940	85,348
*	Envista Holdings Corp.	1,720	61,129
	Gilead Sciences, Inc.	4,579	300,382
*	Henry Schein, Inc.	11,024	725,930
*	Horizon Therapeutics P.L.C.	1,500	108,720
	Humana, Inc.	9,731	3,728,043
*	IQVIA Holdings, Inc.	4,397	781,787
*	Jazz Pharmaceuticals P.L.C.	6,215	966,433
*	Laboratory Corp. of America Holdings	14,026	3,210,692
	McKesson Corp.	11,965	2,087,534
	Medtronic P.L.C.	57,928	6,449,124
	PerkinElmer, Inc.	2,281	335,467
	Perrigo Co. P.L.C.	7,626	325,630
	Pfizer, Inc.	373,831	13,420,533
	Quest Diagnostics, Inc.	17,859	2,306,490
	STERIS P.L.C.	6,722	1,257,753
*	Syneos Health, Inc.	1,106	82,231

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	16,037	$8,174,059
	UnitedHealth Group, Inc.	1,668	556,411
	Universal Health Services, Inc., Class B	11,058	1,378,711
*	Viatris, Inc.	110,084	1,870,327
	Zimmer Biomet Holdings, Inc.	7,774	1,194,631
TOTAL HEALTH CARE			88,088,685
INDUSTRIALS — (13.1%)
*	AECOM	9,375	469,688
	AGCO Corp.	7,774	862,137
	Alaska Air Group, Inc.	8,088	394,937
	AMERCO	1,829	845,803
	AMETEK, Inc.	6,811	771,414
	AO Smith Corp.	1,100	59,730
	Arcosa, Inc.	1,576	87,925
	Carlisle Cos., Inc.	7,596	1,100,888
	Carrier Global Corp.	48,087	1,851,350
	Cummins, Inc.	10,125	2,373,502
	Deere & Co.	1,099	317,391
	Delta Air Lines, Inc.	45,864	1,740,997
	Dover Corp.	10,056	1,171,423
	Eaton Corp. P.L.C.	35,883	4,223,429
	Emerson Electric Co.	9,114	723,196
	FedEx Corp.	18,335	4,314,959
	Fortive Corp.	7,159	473,067
	Fortune Brands Home & Security, Inc.	13,128	1,132,290
	General Dynamics Corp.	14,787	2,168,957
	General Electric Co.	166,539	1,778,637
	Howmet Aerospace, Inc.	49,251	1,210,590
	Hubbell, Inc.	2,940	457,464
	IHS Markit, Ltd.	2,405	209,427
*	Ingersoll Rand, Inc.	15,238	637,558
	ITT, Inc.	400	29,884
	Jacobs Engineering Group, Inc.	9,050	913,688
*	JetBlue Airways Corp.	21,682	310,920
	Johnson Controls International P.L.C.	28,914	1,440,495
	Kansas City Southern	12,742	2,582,421
	Knight-Swift Transportation Holdings, Inc.	1	40
	L3Harris Technologies, Inc.	1,884	323,125
	Nielsen Holdings P.L.C.	20,531	458,457
	Norfolk Southern Corp.	19,624	4,643,431
	nVent Electric P.L.C.	1	22
	Oshkosh Corp.	2,714	248,575
	Otis Worldwide Corp.	2,174	140,549
	Owens Corning	5,363	416,169
	PACCAR, Inc.	20,601	1,879,223
	Parker-Hannifin Corp.	8,829	2,336,242
	Pentair P.L.C.	17,893	974,453
	Quanta Services, Inc.	12,415	874,885
	Raytheon Technologies Corp.	52,554	3,506,928
	Republic Services, Inc.	34,145	3,090,805
	Roper Technologies, Inc.	1,058	415,699
*	Sensata Technologies Holding P.L.C.	18,330	998,985
	Snap-on, Inc.	6,398	1,151,576
	Southwest Airlines Co.	32,965	1,448,482
	Stanley Black & Decker, Inc.	18,459	3,202,452
*	Teledyne Technologies, Inc.	400	142,804
	Textron, Inc.	32,300	1,461,898
	Trane Technologies P.L.C.	17,638	2,528,407

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	35,543	$1,421,365
*	United Rentals, Inc.	8,299	2,016,740
	Westinghouse Air Brake Technologies Corp.	6,704	497,504
*	XPO Logistics, Inc.	14,263	1,574,778
TOTAL INDUSTRIALS			70,407,761
INFORMATION TECHNOLOGY — (11.2%)
*	Akamai Technologies, Inc.	7,158	794,753
	Amdocs, Ltd.	15,020	1,060,712
	Analog Devices, Inc.	13,157	1,938,421
*	Arrow Electronics, Inc.	9,787	955,505
	Avnet, Inc.	1,297	45,797
	Broadcom, Inc.	152	68,476
*	CACI International, Inc., Class A	200	48,244
*	Ciena Corp.	1,583	84,516
	Cisco Systems, Inc.	10,126	451,417
	Cognizant Technology Solutions Corp., Class A	39,424	3,073,101
*	Concentrix Corp.	2,852	304,936
	Corning, Inc.	84,822	3,042,565
	Dolby Laboratories, Inc., Class A	2,020	177,821
	DXC Technology Co.	10,899	307,352
*	F5 Networks, Inc.	876	171,652
	Fidelity National Information Services, Inc.	18,446	2,277,343
*	First Solar, Inc.	1,244	123,343
*	Fiserv, Inc.	10,113	1,038,504
*	Flex, Ltd.	51,876	915,093
	Global Payments, Inc.	5,589	986,570
	Hewlett Packard Enterprise Co.	169,352	2,089,804
	HP, Inc.	106,724	2,597,662
#*	II-VI, Inc.	781	65,659
	Intel Corp.	268,237	14,889,836
*	IPG Photonics Corp.	430	96,075
	Jabil, Inc.	1,501	62,096
	Juniper Networks, Inc.	24,251	592,209
	Lam Research Corp.	581	281,175
	Leidos Holdings, Inc.	16,426	1,742,141
	Marvell Technology Group, Ltd.	24,933	1,283,052
	Microchip Technology, Inc.	52	7,078
*	Micron Technology, Inc.	89,944	7,039,917
	MKS Instruments, Inc.	200	31,614
*	ON Semiconductor Corp.	44,344	1,529,424
*	Qorvo, Inc.	12,403	2,119,425
	Skyworks Solutions, Inc.	6,846	1,158,685
	SS&C Technologies Holdings, Inc.	23,811	1,497,236
	SYNNEX Corp.	2,852	232,780
	TE Connectivity, Ltd.	21,409	2,577,644
*	Trimble, Inc.	5,577	367,580
*	Vontier Corp.	2,863	92,847
	Western Digital Corp.	33,895	1,912,695
*	WEX, Inc.	1,490	281,014
	Xerox Holdings Corp.	3,127	65,761
TOTAL INFORMATION TECHNOLOGY			60,479,530
MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	6,186	1,650,177
	Albemarle Corp.	11,079	1,802,110
	Amcor P.L.C.	77,242	845,028
	AptarGroup, Inc.	612	81,378

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Arconic Corp.	13,429	$338,411
	Ashland Global Holdings, Inc.	1	80
	Celanese Corp.	3,464	423,128
	CF Industries Holdings, Inc.	24,426	1,010,748
	Corteva, Inc.	28,078	1,119,189
	Dow, Inc.	56,215	2,917,559
	DuPont de Nemours, Inc.	20,374	1,618,714
	Eastman Chemical Co.	19,127	1,881,141
	FMC Corp.	849	91,938
	Freeport-McMoRan, Inc.	103,786	2,792,881
	Huntsman Corp.	3,937	104,016
#	International Flavors & Fragrances, Inc.	2,497	280,613
	International Paper Co.	44,945	2,261,183
	Linde P.L.C.	16,461	4,039,529
	LyondellBasell Industries NV, Class A	22,211	1,904,815
	Martin Marietta Materials, Inc.	6,984	2,007,271
	Mosaic Co. (The)	12,779	331,743
	Newmont Corp.	45,969	2,739,752
	Nucor Corp.	41,885	2,041,056
	Packaging Corp. of America	10,295	1,384,266
	Reliance Steel & Aluminum Co.	8,693	1,009,083
	Royal Gold, Inc.	2,190	234,067
	Sonoco Products Co.	945	54,725
	Steel Dynamics, Inc.	28,855	988,861
	Valvoline, Inc.	16,013	380,149
	Vulcan Materials Co.	14,560	2,171,478
	Westlake Chemical Corp.	7,520	574,979
	WestRock Co.	22,561	934,702
TOTAL MATERIALS			40,014,770
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	18,928	1,154,230
*	Howard Hughes Corp. (The)	807	69,539
*	Jones Lang LaSalle, Inc.	4,563	667,156
TOTAL REAL ESTATE			1,890,925
UTILITIES — (0.3%)
	NRG Energy, Inc.	17,305	716,600
	Vistra Corp.	55,822	1,114,766
TOTAL UTILITIES			1,831,366
TOTAL COMMON STOCKS Cost ($400,674,874)			537,345,917

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	190,632	190,632
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	70,661	817,615
TOTAL INVESTMENTS — (100.0%)
(Cost $401,683,103)^^			$538,354,164

VA U.S. Large Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$66,287,049	—	—	$66,287,049
Consumer Discretionary	37,768,390	—	—	37,768,390
Consumer Staples	29,559,106	—	—	29,559,106
Energy	32,221,377	—	—	32,221,377
Financials	108,796,958	—	—	108,796,958
Health Care	88,088,685	—	—	88,088,685
Industrials	70,407,761	—	—	70,407,761
Information Technology	60,479,530	—	—	60,479,530
Materials	40,014,770	—	—	40,014,770
Real Estate	1,890,925	—	—	1,890,925
Utilities	1,831,366	—	—	1,831,366
Temporary Cash Investments	190,632	—	—	190,632
Securities Lending Collateral	—	$817,615	—	817,615
TOTAL	$537,536,549	$817,615	—	$538,354,164

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.2%)
	AMP, Ltd.	78,722	$88,794
	Aurizon Holdings, Ltd.	79,484	224,199
	Australia & New Zealand Banking Group, Ltd.	222,491	4,005,720
	BlueScope Steel, Ltd.	71,685	900,001
	Boral, Ltd.	113,281	416,398
	Cleanaway Waste Management, Ltd.	54,030	91,023
	Crown Resorts, Ltd.	21,639	158,032
	Harvey Norman Holdings, Ltd.	80,981	327,980
*	Incitec Pivot, Ltd.	181,641	363,987
	Lendlease Corp., Ltd.	50,973	464,732
	Mineral Resources, Ltd.	6,104	158,983
	National Australia Bank, Ltd.	210,829	3,779,129
	Newcrest Mining, Ltd.	13,512	256,815
	Oil Search, Ltd.	170,282	500,619
	Origin Energy, Ltd.	92,720	333,276
	QBE Insurance Group, Ltd.	55,427	339,969
	Qube Holdings, Ltd.	114,825	248,812
	Santos, Ltd.	210,616	1,038,088
#	Seven Group Holdings, Ltd.	8,452	143,728
	South32, Ltd.	447,047	862,199
	Suncorp Group, Ltd.	118,845	910,530
	Tabcorp Holdings, Ltd.	99,869	302,641
#*	TPG Telecom, Ltd.	3,476	19,515
	Westpac Banking Corp.	271,300	4,349,262
	Westpac Banking Corp., Sponsored ADR	8,328	133,581
	Woodside Petroleum, Ltd.	67,518	1,253,238
	Worley, Ltd.	14,874	128,894
TOTAL AUSTRALIA			21,800,145
AUSTRIA — (0.1%)
*	Erste Group Bank AG	6,028	184,090
BELGIUM — (0.7%)
	Ageas SA	12,339	631,709
*	KBC Group NV	14,235	992,671
	Solvay SA	7,374	838,719
TOTAL BELGIUM			2,463,099
CANADA — (8.1%)
	Bank of Montreal	37,085	2,758,573
	Bank of Montreal	22,673	1,684,831
	Bank of Nova Scotia (The)	53,750	2,866,667
	Bank of Nova Scotia (The)	27,370	1,458,547
	Canadian Imperial Bank of Commerce	31,156	2,655,234
	Canadian Imperial Bank of Commerce	8,249	702,650
	Canadian Natural Resources, Ltd.	126,905	2,865,515
	Cenovus Energy, Inc.	15,785	93,198
	Cenovus Energy, Inc.	42,100	248,811
	Fairfax Financial Holdings, Ltd.	2,494	904,803
	First Quantum Minerals, Ltd.	34,196	569,598
	Great-West Lifeco, Inc.	8,999	205,490
#	Imperial Oil, Ltd.	6,100	116,061
	Imperial Oil, Ltd.	19,463	370,186
	Kinross Gold Corp.	92,288	644,482

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp.	49,300	$344,114
	Lundin Mining Corp.	66,620	593,914
	Magna International, Inc.	16,009	1,124,632
	Manulife Financial Corp.	20,941	378,453
	Manulife Financial Corp.	79,366	1,434,937
#	Nutrien, Ltd.	6,630	326,536
	Nutrien, Ltd.	34,145	1,678,939
	Onex Corp.	3,695	195,680
	Pembina Pipeline Corp.	17,707	465,694
	Sun Life Financial, Inc.	2,611	120,785
	Suncor Energy, Inc.	32,124	537,346
	Suncor Energy, Inc.	85,671	1,433,276
#	Teck Resources, Ltd., Class B	42,394	774,962
	Toronto-Dominion Bank (The)	6,062	343,502
	Yamana Gold, Inc.	27,100	126,520
	Yamana Gold, Inc.	11,614	54,121
TOTAL CANADA			28,078,057
DENMARK — (2.5%)
	AP Moller - Maersk A.S., Class A	69	130,148
	AP Moller - Maersk A.S., Class B	96	197,200
	Carlsberg A.S., Class B	7,124	1,040,760
*	Danske Bank A.S.	21,852	372,006
*	Demant A.S.	6,848	245,448
	DSV Panalpina A.S.	9,837	1,534,821
*	Genmab A.S.	2,108	839,288
	H Lundbeck A.S.	7,719	274,641
	Rockwool International A.S., Class A	166	58,211
	Rockwool International A.S., Class B	680	256,531
	Tryg A.S.	4,084	127,054
	Vestas Wind Systems A.S.	16,721	3,590,295
TOTAL DENMARK			8,666,403
FINLAND — (1.2%)
	Fortum Oyj	27,231	658,660
*	Nokia Oyj	189,492	910,621
*	Nordea Bank Abp	100,535	814,807
*	Nordea Bank Abp	41,177	334,278
	Stora Enso Oyj, Class R	44,580	809,022
	UPM-Kymmene Oyj	16,041	573,177
TOTAL FINLAND			4,100,565
FRANCE — (8.8%)
#*	Accor SA	2,148	72,228
*	Amundi SA	1,413	105,157
	Arkema SA	7,145	790,663
*	Atos SE	9,983	766,091
	AXA SA	58,603	1,298,311
*	BNP Paribas SA	51,999	2,493,646
	Bollore SA	60,491	244,969
	Bouygues SA	26,110	1,024,342
	Carrefour SA	65,349	1,108,153
*	Cie de Saint-Gobain	54,149	2,691,811
	Cie Generale des Etablissements Michelin SCA	20,054	2,763,589
*	CNP Assurances	14,800	224,309
*	Credit Agricole SA	32,751	370,679
#*	Dassault Aviation SA	100	104,264
*	Eiffage SA	5,027	456,289

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Electricite de France SA	53,134	$660,698
*	Engie SA	81,674	1,267,520
	EssilorLuxottica SA	4,645	657,071
*	Faurecia SE	2,232	116,803
	Iliad SA	1,592	294,412
*	Natixis SA	57,730	217,310
	Orange SA	133,175	1,562,998
	Publicis Groupe SA	18,102	936,861
*	Renault SA	16,956	721,114
	Sanofi	8,219	772,983
*	Societe Generale SA	61,031	1,137,801
	Total SE	168,592	7,105,878
	TOTAL SE, Sponsored ADR	7,191	302,597
	Valeo SA	9,945	370,223
TOTAL FRANCE			30,638,770
GERMANY — (7.2%)
	Allianz SE	17,558	3,968,266
	BASF SE	13,408	1,036,253
	Bayer AG	30,892	1,869,671
	Bayerische Motoren Werke AG	29,120	2,465,557
#*	Commerzbank AG	33,694	222,615
	Continental AG	6,945	971,980
	Covestro AG	6,808	462,480
	Daimler AG	92,360	6,486,818
*	Deutsche Bank AG	47,302	476,959
*	Deutsche Bank AG	47,848	484,222
	Evonik Industries AG	14,921	490,663
	Fresenius SE & Co. KGaA	33,607	1,496,611
	Hapag-Lloyd AG	1,750	197,662
	HeidelbergCement AG	14,794	1,093,561
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,123	562,930
	RWE AG	24,357	1,046,335
*	Talanx AG	4,970	185,603
#	Telefonica Deutschland Holding AG	116,895	320,344
	Uniper SE	18,892	661,566
	United Internet AG	1,471	63,835
	Volkswagen AG	3,115	657,361
TOTAL GERMANY			25,221,292
HONG KONG — (2.3%)
	Bank of East Asia, Ltd. (The)	18,141	39,260
	BOC Aviation, Ltd.	18,500	150,660
	BOC Hong Kong Holdings, Ltd.	109,000	325,038
#*	Cathay Pacific Airways, Ltd.	103,090	79,374
	CK Asset Holdings, Ltd.	196,500	980,440
	CK Hutchison Holdings, Ltd.	208,012	1,435,497
#	CK Infrastructure Holdings, Ltd.	24,500	130,079
	Guoco Group, Ltd.	6,000	72,884
	Hang Lung Properties, Ltd.	129,000	342,806
	Henderson Land Development Co., Ltd.	68,255	279,161
	HKT Trust & HKT, Ltd.	57,000	75,022
	MTR Corp., Ltd.	77,160	447,782
	New World Development Co., Ltd.	137,460	636,451
	Sino Land Co., Ltd.	236,464	327,518
	SJM Holdings, Ltd.	135,000	144,747
	Sun Hung Kai Properties, Ltd.	95,362	1,302,666
	Swire Pacific, Ltd., Class A	51,500	321,853

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific, Ltd., Class B	92,500	$93,952
	WH Group, Ltd.	838,000	679,077
	Wharf Holdings, Ltd. (The)	9,635	21,200
TOTAL HONG KONG			7,885,467
IRELAND — (0.6%)
	CRH P.L.C.	3,847	157,861
	CRH P.L.C., Sponsored ADR	27,136	1,116,375
*	Flutter Entertainment P.L.C.	3,444	641,251
*	Flutter Entertainment P.L.C.	1,258	233,948
TOTAL IRELAND			2,149,435
ISRAEL — (0.3%)
*	Bank Hapoalim BM	17,454	122,826
	Bank Leumi Le-Israel BM	52,588	324,066
	Israel Discount Bank, Ltd., Class A	84,573	326,726
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	28,650	337,497
TOTAL ISRAEL			1,111,115
ITALY — (1.3%)
	Eni SpA	109,418	1,105,206
*	Intesa Sanpaolo SpA	645,595	1,407,465
*	Mediobanca Banca di Credito Finanziario SpA	18,386	163,622
	Telecom Italia SpA	1,601,899	685,907
	Telecom Italia SpA	480,955	227,636
	Telecom Italia SpA, Sponsored ADR	18,000	77,220
#	Tenaris SA, ADR	6,857	106,009
*	UniCredit SpA	88,315	804,801
TOTAL ITALY			4,577,866
JAPAN — (22.8%)
	AEON Financial Service Co., Ltd.	9,900	118,891
	AGC, Inc.	21,000	729,512
	Air Water, Inc.	14,300	231,192
	Aisin Seiki Co., Ltd.	16,400	504,071
	Alfresa Holdings Corp.	12,800	255,167
	Alps Alpine Co., Ltd.	17,000	227,182
	Amada Co., Ltd.	24,400	274,716
	Aozora Bank, Ltd.	6,400	117,954
	Asahi Kasei Corp.	75,200	836,210
	Bank of Kyoto, Ltd. (The)	2,500	131,189
	Bridgestone Corp.	23,500	875,551
	Brother Industries, Ltd.	16,000	356,777
	Canon Marketing Japan, Inc.	6,700	147,012
	Canon, Inc.	35,300	780,889
	Chiba Bank, Ltd. (The)	30,300	164,805
	Chugoku Bank, Ltd. (The)	4,700	36,568
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	142,701
	Concordia Financial Group, Ltd.	57,500	208,097
	Credit Saison Co., Ltd.	9,900	112,926
	Dai Nippon Printing Co., Ltd.	14,500	249,939
	Daicel Corp.	28,800	219,085
	Dai-ichi Life Holdings, Inc.	44,200	673,466
	Daiwa House Industry Co., Ltd.	23,600	669,080
	Daiwa Securities Group, Inc.	116,000	552,095
	DeNA Co., Ltd.	2,800	52,273
	Denka Co., Ltd.	5,400	205,656

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denso Corp.	2,800	$155,638
	Dentsu Group, Inc.	20,000	637,907
	DIC Corp.	8,000	195,867
	Dowa Holdings Co., Ltd.	4,900	179,221
	Ebara Corp.	9,400	324,553
	ENEOS Holdings, Inc.	198,227	803,363
	Fuji Media Holdings, Inc.	1,800	20,894
	FUJIFILM Holdings Corp.	5,600	320,779
	Fukuoka Financial Group, Inc.	9,200	164,575
	Fukuyama Transporting Co., Ltd.	3,000	116,973
	Fuyo General Lease Co., Ltd.	200	13,861
	Hachijuni Bank, Ltd. (The)	15,000	47,959
	Hankyu Hanshin Holdings, Inc.	18,700	605,039
	Haseko Corp.	17,600	207,455
	Hino Motors, Ltd.	25,600	220,651
	Hitachi Capital Corp.	6,000	148,032
	Hitachi Construction Machinery Co., Ltd.	6,200	180,727
	Hitachi Metals, Ltd.	4,400	70,201
	Hitachi, Ltd.	45,300	1,866,146
	Honda Motor Co., Ltd.	108,400	2,862,484
	Ibiden Co., Ltd.	1,800	83,526
	Idemitsu Kosan Co., Ltd.	18,100	425,059
	IHI Corp.	8,900	155,859
	Iida Group Holdings Co., Ltd.	14,400	317,657
	Inpex Corp.	94,700	548,175
	Isetan Mitsukoshi Holdings, Ltd.	13,100	80,541
	Isuzu Motors, Ltd.	53,500	511,612
#	ITOCHU Corp.	33,800	967,998
	Itoham Yonekyu Holdings, Inc.	9,300	62,932
	Iyo Bank, Ltd. (The)	12,500	71,744
	Izumi Co., Ltd.	1,100	39,531
	J Front Retailing Co., Ltd.	24,500	202,975
	Japan Post Holdings Co., Ltd.	29,400	233,805
	Japan Post Insurance Co., Ltd.	8,600	168,915
*	JFE Holdings, Inc.	47,800	414,729
	JGC Holdings Corp.	6,800	77,043
	JTEKT Corp.	25,600	227,475
	Kajima Corp.	40,900	548,003
	Kamigumi Co., Ltd.	6,400	112,902
	Kandenko Co., Ltd.	8,900	76,715
	Kaneka Corp.	7,200	258,574
*	Kawasaki Heavy Industries, Ltd.	15,400	327,260
	Kinden Corp.	7,000	112,481
	Komatsu, Ltd.	20,500	561,690
	K's Holdings Corp.	13,800	186,601
	Kuraray Co., Ltd.	35,100	376,042
	Kyocera Corp.	6,000	384,554
	Kyushu Financial Group, Inc.	5,550	22,197
	Lintec Corp.	400	9,060
	Lixil Corp.	23,100	538,699
	Mabuchi Motor Co., Ltd.	2,700	111,339
	Marubeni Corp.	65,800	437,195
	Mazda Motor Corp.	56,800	404,931
	Mebuki Financial Group, Inc.	28,540	55,256
	Medipal Holdings Corp.	8,800	180,178
	Mitsubishi Chemical Holdings Corp.	105,400	720,928
	Mitsubishi Corp.	52,600	1,332,469
	Mitsubishi Electric Corp.	19,600	298,994
	Mitsubishi Estate Co., Ltd.	10,700	169,274

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Gas Chemical Co., Inc.	16,700	$382,112
	Mitsubishi Heavy Industries, Ltd.	23,500	674,998
	Mitsubishi Logistics Corp.	2,599	72,372
	Mitsubishi Materials Corp.	11,500	244,348
*	Mitsubishi Motors Corp.	44,600	101,400
	Mitsubishi UFJ Financial Group, Inc.	409,700	1,850,114
	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,200	226,065
	Mitsui & Co., Ltd.	47,600	883,198
	Mitsui Chemicals, Inc.	19,900	570,228
	Mitsui Fudosan Co., Ltd.	36,000	730,715
	Mitsui OSK Lines, Ltd.	10,600	287,773
	Mizuho Financial Group, Inc.	73,620	970,483
	Morinaga Milk Industry Co., Ltd.	3,000	149,268
	MS&AD Insurance Group Holdings, Inc.	16,650	479,043
	Nagase & Co., Ltd.	7,600	108,988
	NEC Corp.	11,100	603,938
	NGK Insulators, Ltd.	19,900	348,497
	NGK Spark Plug Co., Ltd.	14,700	274,214
	NH Foods, Ltd.	8,400	359,967
	NHK Spring Co., Ltd.	3,700	25,310
	Nikon Corp.	21,300	169,749
	Nippo Corp.	5,000	124,593
	Nippon Express Co., Ltd.	7,600	516,356
	Nippon Kayaku Co., Ltd.	2,400	22,655
	Nippon Shokubai Co., Ltd.	3,200	179,226
*	Nippon Steel Corp.	41,818	483,065
	Nippon Yusen K.K.	14,500	333,988
	Nipro Corp.	7,700	90,797
*	Nissan Motor Co., Ltd.	143,300	738,813
	Nitto Denko Corp.	1,000	90,642
	NOK Corp.	9,000	117,440
	Nomura Holdings, Inc.	139,100	735,985
	Nomura Real Estate Holdings, Inc.	12,900	288,133
	NSK, Ltd.	35,700	323,682
	Obayashi Corp.	70,100	587,172
	Oji Holdings Corp.	93,000	562,236
	ORIX Corp.	72,600	1,164,932
	Otsuka Holdings Co., Ltd.	900	38,431
	Panasonic Corp.	76,900	998,334
	Rengo Co., Ltd.	20,300	168,840
	Resona Holdings, Inc.	74,000	256,881
	Ricoh Co., Ltd.	64,300	487,519
	Sankyo Co., Ltd.	1,800	51,413
	Sawai Pharmaceutical Co., Ltd.	400	18,285
	SBI Holdings, Inc.	6,500	162,267
	Sega Sammy Holdings, Inc.	7,300	116,267
	Seibu Holdings, Inc.	13,200	121,219
	Seiko Epson Corp.	27,200	463,349
	Seino Holdings Co., Ltd.	7,900	102,343
	Sekisui Chemical Co., Ltd.	12,400	223,649
	Sekisui House, Ltd.	43,100	832,711
	Seven & I Holdings Co., Ltd.	37,300	1,424,413
	Shimamura Co., Ltd.	1,900	211,012
	Shimizu Corp.	58,900	414,907
	Shinsei Bank, Ltd.	5,500	67,419
	Shizuoka Bank, Ltd. (The)	13,000	94,503
	Showa Denko K.K.	10,600	252,892
	Sojitz Corp.	89,970	208,274
	Sompo Holdings, Inc.	18,997	758,594

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Subaru Corp.	31,600	$607,044
	Sumitomo Chemical Co., Ltd.	160,700	756,478
	Sumitomo Corp.	48,500	643,816
	Sumitomo Dainippon Pharma Co., Ltd.	5,800	94,286
	Sumitomo Electric Industries, Ltd.	71,600	955,753
	Sumitomo Forestry Co., Ltd.	11,400	220,771
	Sumitomo Heavy Industries, Ltd.	12,100	336,713
	Sumitomo Metal Mining Co., Ltd.	18,300	793,452
	Sumitomo Mitsui Financial Group, Inc.	47,100	1,463,318
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	508,692
	Sumitomo Realty & Development Co., Ltd.	12,200	368,267
	Sumitomo Rubber Industries, Ltd.	17,500	161,052
	Suzuken Co., Ltd.	5,100	197,517
	Suzuki Motor Corp.	8,700	392,614
	T&D Holdings, Inc.	51,000	594,345
	Taiheiyo Cement Corp.	12,600	313,703
	Taisei Corp.	10,600	343,409
	Taisho Pharmaceutical Holdings Co., Ltd.	1,300	85,019
	Takeda Pharmaceutical Co., Ltd.	61,267	2,154,736
	TDK Corp.	1,300	210,199
	Teijin, Ltd.	18,500	338,448
	THK Co., Ltd.	1,400	44,486
	Toda Corp.	12,000	84,678
	Tokai Carbon Co., Ltd.	13,400	193,435
	Tokio Marine Holdings, Inc.	19,300	948,033
	Tokyo Tatemono Co., Ltd.	17,400	234,908
	Tokyu Fudosan Holdings Corp.	70,500	398,372
	Toppan Printing Co., Ltd.	10,000	142,220
	Toray Industries, Inc.	106,900	697,492
	Tosoh Corp.	26,000	445,840
	Toyo Seikan Group Holdings, Ltd.	11,800	126,458
	Toyo Tire Corp.	7,100	107,831
	Toyoda Gosei Co., Ltd.	6,400	169,261
	Toyota Boshoku Corp.	5,200	84,075
	Toyota Industries Corp.	5,900	464,747
	Toyota Motor Corp.	118,670	8,323,018
	Toyota Tsusho Corp.	16,600	648,389
	TS Tech Co., Ltd.	4,700	136,064
	Tsumura & Co.	2,200	71,586
	Ube Industries, Ltd.	10,600	201,363
	Yamada Holdings Co., Ltd.	40,900	208,501
	Yamaha Motor Co., Ltd.	25,400	560,356
	Yamazaki Baking Co., Ltd.	1,400	25,776
	Yokohama Rubber Co., Ltd. (The)	11,900	187,430
	Zeon Corp.	13,700	219,954
TOTAL JAPAN			79,440,169
NETHERLANDS — (5.3%)
*	ABN AMRO Bank NV	22,292	232,818
	Aegon NV	76,790	318,391
*	ArcelorMittal SA	9,639	211,080
*	ArcelorMittal SA	25,508	550,710
	ASM International NV	610	156,263
	Coca-Cola European Partners P.L.C.	9,735	452,839
#	Heineken NV	10,073	1,050,815
#*	ING Groep NV, Sponsored ADR	18,092	159,572
*	ING Groep NV	114,815	1,020,862
#*	Just Eat Takeaway.com NV	2,870	329,148
	Koninklijke Ahold Delhaize NV	114,386	3,283,410

VA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke DSM NV	16,446	$2,874,977
*	Koninklijke Philips NV	36,597	1,994,871
*	Koninklijke Philips NV	1,444	78,426
	Koninklijke Vopak NV	6,291	318,404
	NN Group NV	16,579	690,540
*	Randstad NV	11,237	702,063
	Stellantis NV	139,994	2,126,001
	Stellantis NV	108,100	1,643,744
#	Stellantis NV	24,506	373,226
TOTAL NETHERLANDS			18,568,160
NEW ZEALAND — (0.3%)
*	Auckland International Airport, Ltd.	61,071	324,892
	Chorus, Ltd.	23,545	142,390
	EBOS Group, Ltd.	11,427	234,115
*	Fletcher Building, Ltd.	58,153	258,484
	Fonterra Co-operative Group, Ltd.	4,389	14,305
	Mainfreight, Ltd.	1,030	49,703
#	Port of Tauranga, Ltd.	10,260	55,294
	Ryman Healthcare, Ltd.	6,929	76,974
TOTAL NEW ZEALAND			1,156,157
NORWAY — (0.9%)
*	DNB ASA	64,001	1,246,001
	Equinor ASA	28,322	507,564
	Norsk Hydro ASA	127,154	561,537
*	SpareBank 1 SR-Bank ASA	10,821	118,692
*	Storebrand ASA	27,367	209,438
*	Subsea 7 SA	23,150	216,406
	Yara International ASA	7,693	357,726
TOTAL NORWAY			3,217,364
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	12,643	346,241
TOTAL PORTUGAL			346,241
SINGAPORE — (0.8%)
	CapitaLand, Ltd.	225,500	542,024
	City Developments, Ltd.	40,600	219,296
	Frasers Property, Ltd.	23,600	21,763
	Hongkong Land Holdings, Ltd.	54,500	251,263
	Jardine Cycle & Carriage, Ltd.	8,400	135,827
	Keppel Corp., Ltd.	182,400	685,576
	Olam International, Ltd.	53,900	64,346
	Oversea-Chinese Banking Corp., Ltd.	20,668	160,182
*	Singapore Airlines, Ltd.	167,500	516,670
	United Industrial Corp., Ltd.	13,400	23,580
	UOL Group, Ltd.	23,399	128,449
	Yangzijiang Shipbuilding Holdings, Ltd.	152,600	112,696
TOTAL SINGAPORE			2,861,672
SPAIN — (1.9%)
	ACS Actividades de Construccion y Servicios SA	2,668	83,146
	Banco Bilbao Vizcaya Argentaria SA	267,112	1,218,755
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	89,146	408,289

VA International Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Banco Santander SA	1,349,084	$3,937,844
	CaixaBank SA	92,943	234,541
	Naturgy Energy Group SA	16,850	435,317
	Repsol SA	35,658	350,293
TOTAL SPAIN			6,668,185
SWEDEN — (3.0%)
*	Annehem Fastigheter AB, Class B	2,745	9,822
	BillerudKorsnas AB	15,047	268,893
	Boliden AB	27,615	904,855
*	Dometic Group AB	16,857	232,654
	Getinge AB, Class B	15,745	406,130
	Holmen AB, Class B	6,910	316,336
	Husqvarna AB, Class B	10,631	131,533
#	ICA Gruppen AB	4,635	232,327
*	Millicom International Cellular SA	5,562	207,584
*	Peab AB, Class B	13,729	152,924
*	Saab AB, Class B	4,297	120,272
	Securitas AB, Class B	3,289	50,679
*	Skandinaviska Enskilda Banken AB, Class A	102,385	1,113,896
#	Skanska AB, Class B	3,342	86,357
	SKF AB, Class B	35,749	978,435
*	SSAB AB, Class B	29,971	115,297
*	Svenska Cellulosa AB SCA, Class A	318	5,678
#*	Svenska Cellulosa AB SCA, Class B	40,820	719,039
*	Svenska Handelsbanken AB, Class A	51,702	515,417
#*	Swedbank AB, Class A	31,969	601,521
	Telia Co. AB	175,120	767,426
*	Trelleborg AB, Class B	20,413	461,687
*	Volvo AB, Class A	12,038	297,743
*	Volvo AB, Class B	72,516	1,786,695
TOTAL SWEDEN			10,483,200
SWITZERLAND — (9.4%)
	ABB, Ltd.	91,170	2,689,186
	Adecco Group AG	15,471	966,401
*	Alcon, Inc.	10,147	727,613
*	Alcon, Inc.	3,741	268,496
	Baloise Holding AG	3,212	537,886
	Banque Cantonale Vaudoise	1,130	119,568
	Barry Callebaut AG	25	55,442
	Chocoladefabriken Lindt & Spruengli AG	1	93,033
	Cie Financiere Richemont SA	28,018	2,602,425
	Clariant AG	4,035	85,727
	Credit Suisse Group AG	50,891	667,566
	Credit Suisse Group AG, Sponsored ADR	43,964	573,730
	Julius Baer Group, Ltd.	18,443	1,115,899
	LafargeHolcim, Ltd.	25,690	1,389,204
	LafargeHolcim, Ltd.	8,340	449,884
	Lonza Group AG	2,281	1,456,873
	Novartis AG, Sponsored ADR	62,343	5,640,171
	Novartis AG	18,609	1,684,954
	Swatch Group AG (The)	2,302	663,094
	Swatch Group AG (The)	4,275	240,741
	Swiss Life Holding AG	2,132	972,096
	Swiss Prime Site AG	2,133	207,310
	Swiss Re AG	12,712	1,120,712
	Swisscom AG	2,547	1,386,277

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG	128,899	$1,857,928
#*	UBS Group AG	61,485	884,769
	Vifor Pharma AG	2,717	368,964
	Zurich Insurance Group AG	10,136	4,052,845
TOTAL SWITZERLAND			32,878,794
UNITED KINGDOM — (12.7%)
	Anglo American P.L.C.	74,370	2,446,285
	Antofagasta P.L.C.	5,469	106,658
	Aviva P.L.C.	443,489	2,028,557
*	Barclays P.L.C., Sponsored ADR	243,488	1,772,593
*	Barratt Developments P.L.C.	39,678	345,553
	BP P.L.C., Sponsored ADR	99,837	2,218,376
	BP P.L.C.	652,394	2,424,266
	British American Tobacco P.L.C., Sponsored ADR	14,611	534,032
	British American Tobacco P.L.C.	89,371	3,247,551
	BT Group P.L.C.	598,254	1,025,809
	Carnival P.L.C.	7,140	112,487
*	DS Smith P.L.C.	99,036	491,574
*	Entain P.L.C.	10,609	179,542
*	Glencore P.L.C.	759,106	2,533,991
#*	HSBC Holdings P.L.C., Sponsored ADR	132,381	3,461,763
*	Informa P.L.C.	11,550	78,590
	Investec P.L.C.	3,680	9,525
	J Sainsbury P.L.C.	209,983	701,282
*	Kingfisher P.L.C.	188,068	713,943
*	Lloyds Banking Group P.L.C.	3,121,380	1,400,660
*	Lloyds Banking Group P.L.C., ADR	608,371	1,082,900
	M&G P.L.C.	147,726	354,402
*	Melrose Industries P.L.C.	147,173	336,604
*	Natwest Group P.L.C.	23,998	48,180
#*	Natwest Group P.L.C., Sponsored ADR	91,424	363,867
	Ninety One P.L.C.	13,957	44,548
	Pearson P.L.C.	12,532	138,843
#	Pearson P.L.C., Sponsored ADR	23,439	259,001
	Phoenix Group Holdings P.L.C.	29,956	276,067
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	239,877	8,369,308
	Royal Dutch Shell P.L.C., Class B	36,847	642,187
*	Standard Chartered P.L.C.	99,248	600,519
	Standard Life Aberdeen P.L.C.	84,813	349,146
	Tesco P.L.C.	6,559	21,464
	Vodafone Group P.L.C.	1,569,855	2,680,917
#	Vodafone Group P.L.C., Sponsored ADR	63,098	1,082,128
	Wm Morrison Supermarkets P.L.C.	223,236	547,463
	WPP P.L.C.	120,592	1,260,141
TOTAL UNITED KINGDOM			44,290,722
UNITED STATES — (0.1%)
#	Ovintiv, Inc.	14,354	226,225
TOTAL COMMON STOCKS			337,013,193
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
	Bayerische Motoren Werke AG	5,480	357,646
	Porsche Automobil Holding SE	7,818	542,998

VA International Value Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Volkswagen AG	18,370	$3,472,858
TOTAL GERMANY			4,373,502
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	1,119	3,106
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	2,668	1,315
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	62,256	20,269
TOTAL RIGHTS/WARRANTS			24,690
TOTAL INVESTMENT SECURITIES (Cost $344,332,554)			341,411,385

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	630,065	7,290,483
TOTAL INVESTMENTS — (100.0%)
(Cost $351,619,693)^^			$348,701,868
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$133,581	$21,666,564	—	$21,800,145
Austria	—	184,090	—	184,090
Belgium	—	2,463,099	—	2,463,099
Canada	28,078,057	—	—	28,078,057
Denmark	—	8,666,403	—	8,666,403
Finland	—	4,100,565	—	4,100,565
France	302,597	30,336,173	—	30,638,770
Germany	484,222	24,737,070	—	25,221,292
Hong Kong	—	7,885,467	—	7,885,467
Ireland	1,116,375	1,033,060	—	2,149,435
Israel	337,497	773,618	—	1,111,115
Italy	183,229	4,394,637	—	4,577,866
Japan	—	79,440,169	—	79,440,169
Netherlands	4,931,679	13,636,481	—	18,568,160
New Zealand	—	1,156,157	—	1,156,157
Norway	—	3,217,364	—	3,217,364
Portugal	—	346,241	—	346,241
Singapore	—	2,861,672	—	2,861,672
Spain	408,289	6,259,896	—	6,668,185
Sweden	9,822	10,473,378	—	10,483,200
Switzerland	7,826,283	25,052,511	—	32,878,794
United Kingdom	19,143,968	25,146,754	—	44,290,722
United States	226,225	—	—	226,225

VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$4,373,502	—	$4,373,502
Rights/Warrants
Canada	—	3,106	—	3,106
Spain	—	1,315	—	1,315
Switzerland	—	20,269	—	20,269
Securities Lending Collateral	—	7,290,483	—	7,290,483
TOTAL	$63,181,824	$285,520,044	—	$348,701,868

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRALIA — (7.0%)
*	3P Learning, Ltd.	16,910	$17,419
	A2B Australia, Ltd.	9,538	8,375
	Accent Group, Ltd.	35,134	61,717
	Adairs, Ltd.	9,893	27,309
	Adbri, Ltd.	41,040	89,460
#*	Alkane Resources, Ltd.	52,288	31,425
*	Alliance Aviation Services, Ltd.	13,267	40,081
	ALS, Ltd.	43,901	332,116
	Altium, Ltd.	9,595	223,687
#*	AMA Group, Ltd.	67,163	32,941
#*	Amaysim Australia, Ltd.	36,044	20,849
	Ansell, Ltd.	13,005	363,533
	Appen, Ltd.	8,346	141,262
	ARB Corp., Ltd.	8,600	229,694
#*	Ardent Leisure Group, Ltd.	72,872	32,768
#*	Artemis Resources, Ltd.	221,357	20,118
	Asaleo Care, Ltd.	38,434	38,187
	AUB Group, Ltd.	8,931	110,601
	Aurelia Metals, Ltd.	145,235	45,155
	Austal, Ltd.	44,617	87,073
*	Australian Agricultural Co., Ltd.	47,194	39,824
#	Australian Finance Group, Ltd.	24,189	50,317
	Australian Pharmaceutical Industries, Ltd.	52,628	50,937
#*	Australian Strategic Materials, Ltd.	10,457	39,707
	Auswide Bank, Ltd.	3,989	18,584
	AVJennings, Ltd.	30,044	11,764
	Baby Bunting Group, Ltd.	11,255	44,375
	Bank of Queensland, Ltd.	60,906	368,649
	Bapcor, Ltd.	44,082	251,765
	Beach Energy, Ltd.	149,274	185,671
	Bega Cheese, Ltd.	45,557	194,285
	Bendigo & Adelaide Bank, Ltd.	49,196	343,842
	Bingo Industries, Ltd.	54,733	134,054
#*	Blackmores, Ltd.	1,759	98,613
#*	Blue Sky Alternative Investments, Ltd.	3,762	100
	Bravura Solutions, Ltd.	27,589	63,528
	Breville Group, Ltd.	11,239	247,143
	Brickworks, Ltd.	9,062	128,548
	BWX, Ltd.	10,882	33,936
*	Byron Energy, Ltd.	58,539	7,116
	Capitol Health, Ltd.	65,386	13,693
#*	Cardno, Ltd.	35,915	9,303
#*	Carnarvon Petroleum, Ltd.	130,441	27,249
	Carsales.com, Ltd.	21,373	318,631
	Cedar Woods Properties, Ltd.	8,968	48,080
#	Challenger, Ltd.	48,296	243,847
*	Champion Iron, Ltd.	28,941	112,173
*	City Chic Collective, Ltd.	14,481	42,314
	Class, Ltd.	7,230	10,602
	Cleanaway Waste Management, Ltd.	130,278	219,476
*	ClearView Wealth, Ltd.	24,888	8,037
#	Clinuvel Pharmaceuticals, Ltd.	4,767	79,358
#	Clover Corp., Ltd.	15,168	17,310
	Codan, Ltd.	17,350	158,098
#*	Collection House, Ltd.	19,602	5,243

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Collins Foods, Ltd.	15,075	$110,508
#*	Cooper Energy, Ltd.	248,890	61,475
*	Corporate Travel Management, Ltd.	9,656	122,138
	Costa Group Holdings, Ltd.	44,436	132,443
	Credit Corp. Group, Ltd.	8,086	174,062
	CSR, Ltd.	67,630	271,352
*	Dacian Gold, Ltd.	9,935	3,619
	Data#3, Ltd.	15,953	68,746
*	Decmil Group, Ltd.	8,928	3,804
*	Deterra Royalties, Ltd.	33,405	109,923
	Dicker Data, Ltd.	5,356	47,105
	Domain Holdings Australia, Ltd.	28,461	107,621
	Downer EDI, Ltd.	68,227	267,112
	Eagers Automotive, Ltd.	18,350	185,183
*	Eclipx Group, Ltd.	44,716	57,653
	Elanor Investor Group	2,855	3,315
	Elders, Ltd.	19,673	159,508
*	Electro Optic Systems Holdings, Ltd.	2,785	10,987
#*	Emeco Holdings, Ltd.	55,197	46,869
	EQT Holdings, Ltd.	2,032	42,481
	Estia Health, Ltd.	28,335	40,273
	Euroz, Ltd.	14,903	18,818
#	EVENT Hospitality and Entertainment, Ltd.	9,512	70,005
*	FAR, Ltd.	910,908	5,778
	Fleetwood, Ltd.	9,756	16,062
#*	Flight Centre Travel Group, Ltd.	10,530	112,303
#*	Freedom Foods Group, Ltd.	11,266	9,719
	G8 Education, Ltd.	111,168	95,354
#*	Galaxy Resources, Ltd.	48,929	99,827
*	Gascoyne Resources, Ltd.	1,477	579
#	Genworth Mortgage Insurance Australia, Ltd.	33,243	57,493
*	Gold Road Resources, Ltd.	79,307	72,172
	GrainCorp, Ltd., Class A	31,517	96,851
	GUD Holdings, Ltd.	12,535	113,697
#	GWA Group, Ltd.	32,056	83,957
	Hansen Technologies, Ltd.	17,274	50,896
	Healius, Ltd.	74,640	220,787
#	Helloworld Travel, Ltd.	7,031	11,354
#	HT&E, Ltd.	38,557	54,189
#	HUB24, Ltd.	6,617	123,420
	Humm Group, Ltd.	47,095	40,581
	IGO, Ltd.	73,842	359,255
	Iluka Resources, Ltd.	33,405	163,639
	Imdex, Ltd.	48,773	58,655
*	Incitec Pivot, Ltd.	127,688	255,871
	Infomedia, Ltd.	33,864	46,781
	Inghams Group, Ltd.	30,805	77,278
*	Intega Group, Ltd.	35,915	8,615
	Integral Diagnostics, Ltd.	18,392	62,910
#	Integrated Research, Ltd.	11,699	22,727
#	InvoCare, Ltd.	15,945	135,381
	IOOF Holdings, Ltd.	74,668	176,424
	IPH, Ltd.	24,078	116,015
	IRESS, Ltd.	17,496	132,948
	Japara Healthcare, Ltd.	25,811	14,658
	JB Hi-Fi, Ltd.	1,398	54,945
	Johns Lyng Group, Ltd.	6,936	16,290
#	Jumbo Interactive, Ltd.	3,461	36,914
	Jupiter Mines, Ltd.	181,844	40,875

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Karoon Energy, Ltd.	79,446	$60,619
	Kogan.com, Ltd.	4,251	58,031
	Lifestyle Communities, Ltd.	11,551	110,751
	Link Administration Holdings, Ltd.	47,544	172,249
#	Lovisa Holdings, Ltd.	6,087	49,277
#*	Lynas Rare Earths, Ltd.	103,444	375,815
	MACA, Ltd.	43,876	42,270
	Macmahon Holdings, Ltd.	161,782	32,697
*	Macquarie Telecom Group, Ltd.	559	21,546
*	Mayne Pharma Group, Ltd.	168,566	40,347
	McMillan Shakespeare, Ltd.	9,141	87,932
	McPherson's, Ltd.	7,753	8,096
*	Medusa Mining, Ltd.	15,386	9,184
#*	Mesoblast, Ltd.	33,158	59,641
#*	Metals X, Ltd.	120,257	15,596
	Metcash, Ltd.	123,655	322,051
	Mineral Resources, Ltd.	14,258	371,360
	MNF Group, Ltd.	4,961	16,711
	Moelis Australia, Ltd.	2,314	7,671
	Monadelphous Group, Ltd.	10,506	103,316
	Monash IVF Group, Ltd.	28,436	16,338
	Money3 Corp., Ltd.	25,140	52,235
	Mount Gibson Iron, Ltd.	69,791	45,074
#*	Myer Holdings, Ltd.	91,183	21,391
	MyState, Ltd.	10,891	43,250
*	Nanosonics, Ltd.	15,040	78,053
	Navigator Global Investments, Ltd.	15,251	23,882
#*	nearmap, Ltd.	33,038	53,494
	Netwealth Group, Ltd.	7,646	100,348
	New Energy Solar, Ltd.	13,461	9,396
#	New Hope Corp., Ltd.	51,455	52,598
#	nib holdings, Ltd.	50,683	213,201
	Nick Scali, Ltd.	5,776	45,204
	Nine Entertainment Co. Holdings, Ltd.	189,772	347,737
	NRW Holdings, Ltd.	65,169	140,824
*	Nufarm, Ltd.	35,467	131,044
	OFX Group, Ltd.	28,697	26,154
	OM Holdings, Ltd.	27,595	18,088
	Omni Bridgeway, Ltd.	29,842	89,552
	oOh!media, Ltd.	67,577	81,287
*	Orocobre, Ltd.	2,871	10,858
	Orora, Ltd.	107,433	205,155
	OZ Minerals, Ltd.	34,341	485,743
	Pacific Current Group, Ltd.	4,674	21,975
	Pact Group Holdings, Ltd.	26,672	48,722
*	Panoramic Resources, Ltd.	218,305	27,375
	Peet, Ltd.	49,105	46,068
	Pendal Group, Ltd.	31,475	147,601
	Perenti Global, Ltd.	95,093	93,788
	Perpetual, Ltd.	8,711	213,619
*	Perseus Mining, Ltd.	143,232	127,152
#*	Pilbara Minerals, Ltd.	101,463	71,490
	Platinum Asset Management, Ltd.	29,052	91,611
*	Praemium, Ltd.	25,426	15,316
	Premier Investments, Ltd.	12,165	207,180
#	Pro Medicus, Ltd.	5,198	168,924
	Propel Funeral Partners, Ltd.	9,914	22,703
	PSC Insurance Group, Ltd.	4,690	10,371
	PWR Holdings, Ltd.	6,539	22,372

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources, Ltd.	72,242	$83,725
*	Redbubble, Ltd.	14,203	72,038
	Redcape Hotel Group	18,089	12,685
	Regis Healthcare, Ltd.	16,349	22,556
	Regis Resources, Ltd.	56,143	154,321
*	Reject Shop, Ltd. (The)	1,897	9,743
	Reliance Worldwide Corp., Ltd.	91,108	295,011
#*	Resolute Mining, Ltd.	145,629	75,814
#	Rhipe, Ltd.	13,642	20,063
	Ridley Corp., Ltd.	33,998	23,305
*	RPMGlobal Holdings, Ltd.	21,479	20,958
*	Salmat, Ltd.	3,642	0
	Sandfire Resources, Ltd.	25,456	92,220
	SeaLink Travel Group, Ltd.	1,924	9,469
	Select Harvests, Ltd.	18,419	73,115
#*	Senex Energy, Ltd.	191,723	47,304
	Servcorp, Ltd.	6,297	13,738
	Service Stream, Ltd.	41,543	60,219
#*	Seven West Media, Ltd.	118,278	32,334
	SG Fleet Group, Ltd.	9,631	17,625
*	Sigma Healthcare, Ltd.	161,490	81,138
*	Silver Lake Resources, Ltd.	85,761	103,857
	Sims, Ltd.	22,597	209,783
	SmartGroup Corp., Ltd.	17,749	95,128
*	Southern Cross Media Group, Ltd.	29,648	48,617
	Spark Infrastructure Group	181,108	303,486
#*	SpeedCast International, Ltd.	29,981	3,393
	St Barbara, Ltd.	76,591	127,835
	Star Entertainment Grp, Ltd. (The)	99,549	260,378
	Steadfast Group, Ltd.	90,014	273,593
	Sunland Group, Ltd.	14,139	26,145
	Super Retail Group, Ltd.	21,681	185,008
*	Superloop, Ltd.	31,577	22,799
*	Syrah Resources, Ltd.	48,368	36,778
	Tassal Group, Ltd.	33,405	88,679
	Technology One, Ltd.	22,548	148,075
*	Temple & Webster Group, Ltd.	1,557	13,497
*	Tiger Resources, Ltd.	149,819	46
	United Malt Grp, Ltd.	36,081	109,770
	Virgin Australia Holdings, Ltd.	110,192	0
	Virtus Health, Ltd.	12,419	54,318
	Vita Group, Ltd.	20,518	16,498
	Viva Energy Group, Ltd.	44,098	58,667
*	Vocus Group, Ltd.	82,488	258,032
#*	Wagners Holding Co., Ltd.	8,025	11,279
#	Webjet, Ltd.	38,425	138,912
	Western Areas, Ltd.	45,296	80,650
*	Westgold Resources, Ltd.	38,535	68,662
#	Whitehaven Coal, Ltd.	105,831	120,095
*	WPP AUNZ, Ltd.	38,883	20,528
TOTAL AUSTRALIA			20,434,364
AUSTRIA — (1.5%)
	Agrana Beteiligungs AG	2,144	45,584
	ANDRITZ AG	7,864	373,582
	AT&S Austria Technologie & Systemtechnik AG	3,883	123,514
	Atrium European Real Estate, Ltd.	21,548	69,206
*	BAWAG Group AG	5,342	232,258
	CA Immobilien Anlagen AG	8,156	351,263

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
#*	DO & CO AG	553	$37,795
	EVN AG	5,152	120,376
*	FACC AG	2,374	29,151
*	Flughafen Wien AG	307	10,509
*	IMMOFINANZ AG	10,232	216,137
*	Kapsch TrafficCom AG	757	14,432
#*	Lenzing AG	1,530	196,728
	Mayr Melnhof Karton AG	1,074	213,300
	Oberbank AG	414	42,602
#	Oesterreichische Post AG	3,336	141,083
	Palfinger AG	2,245	79,936
*	POLYTEC Holding AG	1,603	16,586
#*	Porr AG	1,717	28,872
*	Raiffeisen Bank International AG	3,466	67,755
	Rosenbauer International AG	346	16,583
	S IMMO AG	6,227	134,197
#*	S&T AG	5,640	148,022
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	52,480
*	Semperit AG Holding	1,085	34,071
	Strabag SE	1,862	64,174
	Telekom Austria AG	18,718	142,465
	UBM Development AG	812	34,556
	UNIQA Insurance Group AG	16,188	125,400
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,302	135,734
	voestalpine AG	14,745	538,154
	Wienerberger AG	13,018	442,117
	Zumtobel Group AG	5,328	43,927
TOTAL AUSTRIA			4,322,549
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,838	433,767
*	AGFA-Gevaert NV	20,629	95,540
#	Atenor	533	36,318
	Banque Nationale de Belgique	20	43,388
	Barco NV	9,443	182,425
	Bekaert SA	4,826	166,000
#*	Biocartis Group NV	3,596	19,640
*	bpost SA	9,364	110,784
#*	Celyad Oncology SA	590	4,752
*	Cie d'Entreprises CFE	891	90,425
*	Deceuninck NV	10,393	29,886
	D'ieteren SA	2,791	220,051
	Econocom Group SA	14,168	43,771
#	Elia Group SA	3,189	383,785
	Etablissements Franz Colruyt NV	2,541	156,745
	Euronav NV	19,147	153,431
*	Euronav NV	4,581	36,190
*	EVS Broadcast Equipment SA	1,783	33,076
#*	Exmar NV	4,511	15,969
	Fagron	5,041	124,651
	Gimv NV	3,200	190,753
*	Greenyard NV	1,806	13,733
	Immobel SA	570	44,208
	Ion Beam Applications	2,603	45,297
*	Jensen-Group NV	507	14,428
#*	Kinepolis Group NV	1,367	55,920
	Lotus Bakeries NV	33	156,836
	Melexis NV	1,773	198,199
#*	Mithra Pharmaceuticals SA	419	10,062

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Ontex Group NV	10,163	$115,257
	Orange Belgium SA	2,094	56,483
*	Oxurion NV	5,542	17,334
	Picanol	234	19,727
	Proximus SADP	7,544	158,976
	Recticel SA	4,845	69,905
	Resilux	88	15,631
	Shurgard Self Storage SA	1,532	67,429
*	Sioen Industries NV	1,297	35,340
*	Sipef NV	638	35,503
	Telenet Group Holding NV	4,078	173,760
*	Tessenderlo Group SA	2,444	104,278
	Van de Velde NV	716	18,929
	VGP NV	345	56,546
	Viohalco SA	9,200	38,365
TOTAL BELGIUM			4,093,493
CANADA — (10.2%)
*	5N Plus, Inc.	10,900	31,027
	Absolute Software Corp.	7,500	94,604
	Acadian Timber Corp.	500	6,416
*	Advantage Oil & Gas, Ltd.	29,081	43,437
	Aecon Group, Inc.	8,691	112,142
#*	Africa Oil Corp.	54,929	48,969
	AG Growth International, Inc.	1,967	54,545
	AGF Management, Ltd., Class B	10,933	55,231
*	Aimia, Inc.	12,133	38,712
*	Air Canada	3,100	48,533
#	AirBoss of America Corp.	2,200	28,680
	Alamos Gold, Inc., Class A	49,729	398,996
	Alaris Equity Partners Income	5,125	64,125
*	Alcanna, Inc.	5,866	31,423
*	Aleafia Health, Inc.	9,500	5,275
#*	Alexco Resource Corp.	7,261	20,385
	Algoma Central Corp.	1,600	16,879
*	Almaden Minerals, Ltd., Class B	14,000	10,291
#	AltaGas, Ltd.	23,251	345,288
	Altius Minerals Corp.	5,800	66,947
	Altus Group, Ltd.	4,900	187,570
*	Amerigo Resources, Ltd.	14,600	8,906
	Andrew Peller, Ltd., Class A	4,300	34,467
	ARC Resources, Ltd.	50,415	233,003
*	Argonaut Gold, Inc.	36,652	66,497
*	Aritzia, Inc.	8,504	176,897
	Atco, Ltd., Class I	3,935	112,657
#*	Athabasca Oil Corp.	58,945	10,372
*	ATS Automation Tooling Systems, Inc.	9,114	156,372
*	Aura Minerals, Inc.	1,100	12,043
	AutoCanada, Inc.	2,934	63,831
	Badger Daylighting, Ltd.	3,509	102,437
*	Baytex Energy Corp.	48,439	28,789
#	Birchcliff Energy, Ltd.	39,513	66,743
	Bird Construction, Inc.	3,138	20,122
*	Black Diamond Group, Ltd.	2,510	5,221
#*	BlackBerry, Ltd.	2,800	39,326
*	BlackBerry, Ltd.	57,506	810,835
	BMTC Group, Inc.	850	7,225
#	Boralex, Inc., Class A	9,276	363,931
	Bridgemarq Real Estate Services	700	8,063

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	BRP, Inc.	2,593	$170,677
	BRP, Inc.	556	36,646
	Calian Group, Ltd.	900	42,032
	Cameco Corp.	1,100	13,686
	Cameco Corp.	35,702	443,419
	Canaccord Genuity Group, Inc.	14,896	136,758
	Canacol Energy, Ltd.	18,050	51,380
#*	Canada Goose Holdings, Inc.	3,000	100,340
*	Canada Goose Holdings, Inc.	2,963	99,142
#	Canadian Western Bank	12,118	269,605
*	Canfor Corp.	10,200	188,326
	Canfor Pulp Products, Inc.	3,143	20,867
	CanWel Building Materials Group, Ltd.	4,700	26,794
	Capital Power Corp.	13,231	377,452
*	Capstone Mining Corp.	44,912	93,073
	Cardinal Energy, Ltd.	13,363	10,868
	Cascades, Inc.	12,329	149,442
*	Celestica, Inc.	18,318	148,549
	Cenovus Energy, Inc.	4,707	27,791
#	Centerra Gold, Inc.	29,868	309,487
	Cervus Equipment Corp.	1,000	9,744
#	CES Energy Solutions Corp.	31,177	34,133
*	China Gold International Resources Corp., Ltd.	43,400	87,224
	CI Financial Corp.	24,797	307,939
#	Cineplex, Inc.	6,952	57,084
#	Cogeco Communications, Inc.	2,000	170,463
	Cogeco, Inc.	800	57,537
#	Colliers International Group, Inc.	2,934	258,674
	Computer Modelling Group, Ltd.	8,738	40,521
*	Copper Mountain Mining Corp.	12,235	20,475
	Corby Spirit and Wine, Ltd.	900	11,930
	Corus Entertainment, Inc., Class B	24,296	90,059
#	Crescent Point Energy Corp.	20,700	56,981
	Crescent Point Energy Corp.	41,343	113,280
*	CRH Medical Corp.	12,400	26,570
*	Denison Mines Corp.	76,968	51,162
	Dexterra Group, Inc.	12,983	60,919
#*	DIRTT Environmental Solutions	7,700	17,402
*	Dorel Industries, Inc., Class B	3,700	42,997
	DREAM Unlimited Corp., Class A	5,325	85,950
	Dundee Precious Metals, Inc.	18,655	118,604
	ECN Capital Corp.	41,322	219,738
	E-L Financial Corp., Ltd.	204	128,901
*	Eldorado Gold Corp.	26,734	300,004
	Element Fleet Management Corp.	47,730	443,427
	Endeavour Mining Corp.	14,671	311,607
*	Endeavour Silver Corp.	20,500	101,638
	Enerflex, Ltd.	10,336	53,185
#*	Energy Fuels, Inc.	5,331	20,343
#	Enerplus Corp.	27,265	84,434
	Enghouse Systems, Ltd.	4,090	187,812
	Ensign Energy Services, Inc.	23,650	19,049
	Equitable Group, Inc.	1,543	124,791
*	ERO Copper Corp.	5,689	83,061
	Evertz Technologies, Ltd.	3,302	33,052
	Exchange Income Corp.	943	26,762
	Exco Technologies, Ltd.	4,600	34,893
*	EXFO, Inc.	3,030	10,908
#	Extendicare, Inc.	11,410	54,786

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fiera Capital Corp.	8,500	$72,454
	Finning International, Inc.	19,313	403,251
	Firm Capital Mortgage Investment Corp.	2,800	28,640
#*	First Majestic Silver Corp.	14,299	257,969
*	First Mining Gold Corp.	27,500	8,495
	First National Financial Corp.	2,280	77,917
#*	Fission Uranium Corp.	56,500	15,243
#*	Fortuna Silver Mines, Inc.	20,248	156,600
*	Fortuna Silver Mines, Inc.	9,900	77,022
	Freehold Royalties, Ltd.	11,649	49,921
	Frontera Energy Corp.	4,620	13,440
#*	Galiano Gold, Inc.	12,801	14,716
	Gamehost, Inc.	2,000	9,650
*	GDI Integrated Facility Services, Inc.	1,200	39,977
*	Gear Energy, Ltd.	13,300	2,652
	Genworth MI Canada, Inc.	5,170	175,790
#	Gibson Energy, Inc.	15,101	228,744
*	Glacier Media, Inc.	1,800	676
#	goeasy, Ltd.	1,136	82,991
#*	GoldMoney, Inc.	6,800	16,857
#*	Gran Tierra Energy, Inc.	52,923	30,626
#*	Great Canadian Gaming Corp.	7,200	240,141
	Guardian Capital Group, Ltd., Class A	2,850	57,947
	Hardwoods Distribution, Inc.	1,904	40,708
*	Headwater Exploration, Inc.	14,100	30,984
*	Heroux-Devtek, Inc.	4,097	40,850
	High Liner Foods, Inc.	2,300	21,206
*	Home Capital Group, Inc.	7,997	188,739
	Hudbay Minerals, Inc.	32,692	186,118
	iA Financial Corp., Inc.	11,779	524,862
*	IAMGOLD Corp.	56,196	190,726
*	IBI Group, Inc.	2,900	20,456
*	Imperial Metals Corp.	5,000	17,165
	Information Services Corp.	900	14,886
#	Innergex Renewable Energy, Inc.	12,710	291,423
#	Inter Pipeline, Ltd.	39,561	396,925
*	Interfor Corp.	8,400	156,537
*	Intertain Group, Ltd. (The)	2,200	20,600
	Intertape Polymer Group, Inc.	7,044	126,530
#	Invesque, Inc.	4,300	8,170
*	Ivanhoe Mines, Ltd., Class A	69,262	330,941
#	Jamieson Wellness, Inc.	4,213	118,112
*	Karora Resources, Inc.	8,848	22,903
	K-Bro Linen, Inc.	1,500	42,229
#*	Kelt Exploration, Ltd.	15,188	21,141
#	Keyera Corp.	20,858	391,796
*	Kinaxis, Inc.	2,617	363,280
	Kingsway Financial Services, Inc.	600	2,742
*	Knight Therapeutics, Inc.	14,616	60,464
	KP Tissue, Inc.	700	5,649
	Labrador Iron Ore Royalty Corp.	7,700	191,785
*	Largo Resources, Ltd.	17,532	24,541
	Lassonde Industries, Inc., Class A	400	54,491
#	Laurentian Bank of Canada	7,200	173,982
	Leon's Furniture, Ltd.	4,500	72,493
	Linamar Corp.	6,205	316,764
#*	Lucara Diamond Corp.	52,607	31,266
#*	Lundin Gold, Inc.	4,591	36,728
	Lundin Mining Corp.	20,504	182,792

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magellan Aerospace Corp.	2,400	$16,910
*	Mainstreet Equity Corp.	600	36,326
*	Major Drilling Group International, Inc.	10,973	59,896
	Maple Leaf Foods, Inc.	9,496	185,576
	Martinrea International, Inc.	11,210	118,872
*	Mav Beauty Brands, Inc.	2,800	15,196
	Maverix Metals, Inc.	3,200	16,466
	Medical Facilities Corp.	5,100	26,961
*	MEG Energy Corp.	30,793	102,583
	Melcor Developments, Ltd.	500	3,711
	Methanex Corp.	3,733	123,600
	Morguard Corp.	600	51,144
	Morneau Shepell, Inc.	8,101	198,478
	MTY Food Group, Inc.	2,800	112,153
	Mullen Group, Ltd.	14,988	121,193
*	New Gold, Inc.	90,970	172,158
	New Look Vision Group, Inc.	100	2,639
	NFI Group, Inc.	4,553	100,264
	Norbord, Inc.	3,903	168,672
	Norbord, Inc.	1,800	77,634
	North American Construction Group, Ltd.	3,900	36,019
	North West Co., Inc. (The)	5,281	133,682
*	NuVista Energy, Ltd.	29,960	25,303
#*	OceanaGold Corp.	86,128	151,545
	Onex Corp.	6,848	362,656
	Osisko Gold Royalties, Ltd.	12,523	139,940
#*	Osisko Mining, Inc.	12,400	30,158
#*	Paramount Resources, Ltd., Class A	8,344	41,893
*	Parex Resources, Inc.	17,840	269,954
#	Park Lawn Corp.	3,654	88,096
	Parkland Corp.	14,283	428,574
	Pason Systems, Inc.	11,152	74,129
	Peyto Exploration & Development Corp.	19,559	53,993
*	Photon Control, Inc.	8,868	15,118
	Pinnacle Renewable Energy, Inc.	2,300	16,817
	Pizza Pizza Royalty Corp.	6,500	48,035
*	Points International, Ltd.	761	10,170
	Polaris Infrastructure, Inc.	2,100	34,388
	Pollard Banknote, Ltd.	700	19,761
#*	PolyMet Mining Corp.	1,089	4,021
#	PrairieSky Royalty, Ltd.	22,200	183,329
*	Precision Drilling Corp.	1,930	37,587
#*	Premier Gold Mines, Ltd.	31,724	78,395
#	Premium Brands Holdings Corp.	3,530	288,501
*	Pretium Resources, Inc.	1,300	14,066
*	Pretium Resources, Inc.	17,500	188,856
*	Pulse Seismic, Inc.	3,900	3,507
	Quarterhill, Inc.	10,900	21,907
*	Real Matters, Inc.	9,299	121,805
	Recipe Unlimited Corp.	2,200	28,077
#	RF Capital Group, Inc.	1,552	2,003
#	Richelieu Hardware, Ltd.	6,969	204,206
#	Rogers Sugar, Inc.	12,650	53,914
*	Roxgold, Inc.	35,140	38,197
	Russel Metals, Inc.	8,500	152,618
*	Sabina Gold & Silver Corp.	36,019	72,390
*	Sandstorm Gold, Ltd.	23,400	150,968
#	Savaria Corp.	3,600	47,184
*	Seabridge Gold, Inc.	2,000	38,741

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Secure Energy Services, Inc.	20,082	$40,360
*	Seven Generations Energy, Ltd., Class A	36,732	176,371
	ShawCor, Ltd.	7,942	25,091
#	Sienna Senior Living, Inc.	8,177	84,088
*	Sierra Metals, Inc.	5,800	18,143
*	Sierra Wireless, Inc.	5,200	96,253
	Sleep Country Canada Holdings, Inc.	4,501	92,572
	SNC-Lavalin Group, Inc.	10,415	172,423
*	Spin Master Corp.	2,900	61,685
#	Sprott, Inc.	2,598	73,779
*	SSR Mining, Inc.	27,910	490,639
	Stantec, Inc.	11,545	409,887
	Stelco Holdings, Inc.	3,500	56,383
	Stella-Jones, Inc.	6,265	225,173
*	Storm Resources, Ltd.	15,193	27,327
*	SunOpta, Inc.	9,384	132,825
#	Superior Plus Corp.	20,314	192,218
	Surge Energy, Inc.	40,298	9,612
#*	Tamarack Valley Energy, Ltd.	25,980	27,021
*	Taseko Mines, Ltd.	35,100	42,545
*	TeraGo, Inc.	400	1,964
*	Teranga Gold Corp.	13,800	136,516
*	Tervita Corp.	742	1,764
	TFI International, Inc.	9,351	621,133
	Tidewater Midstream and Infrastructure, Ltd.	35,300	24,569
	Timbercreek Financial Corp.	9,052	61,161
*	TMAC Resources, Inc.	1,187	2,042
	TORC Oil & Gas, Ltd.	20,774	41,102
*	Torex Gold Resources, Inc.	13,010	171,330
	Toromont Industries, Ltd.	1,783	119,689
	Total Energy Services, Inc.	6,761	16,389
	Tourmaline Oil Corp.	31,248	445,231
	TransAlta Corp.	35,363	310,282
#	TransAlta Renewables, Inc.	15,283	256,958
#	Transcontinental, Inc., Class A	11,425	183,336
#*	Trevali Mining Corp.	49,000	7,281
*	Trican Well Service, Ltd.	49,274	65,891
	Tricon Residential, Inc.	14,984	142,956
*	Trisura Group, Ltd.	1,000	67,363
*	Turquoise Hill Resources, Ltd.	3,947	43,520
	Uni-Select, Inc.	6,255	33,213
#	Vermilion Energy, Inc.	9,634	42,190
	Vermilion Energy, Inc.	1,331	5,830
*	Victoria Gold Corp.	2,300	21,404
*	Viemed Healthcare Inc.	2,200	18,458
	Wajax Corp.	3,913	58,140
*	Wesdome Gold Mines, Ltd.	17,079	130,355
#	West Fraser Timber Co., Ltd.	7,037	450,918
	Western Forest Products, Inc.	53,930	53,139
#	Westshore Terminals Investment Corp.	5,642	70,638
	Whitecap Resources, Inc.	52,199	186,957
*	WildBrain, Ltd.	12,570	23,690
	Winpak, Ltd.	3,800	119,550
	Yamana Gold, Inc.	75,682	353,331
	Yellow Pages, Ltd.	2,040	19,622
	Zenith Capital Corp.	1,300	518
TOTAL CANADA			29,678,048

VA International Small Portfolio
CONTINUED
		Shares	Value»
CHINA — (0.1%)
	CITIC Telecom International Holdings, Ltd.	154,000	$48,566
*	Hanfeng Evergreen, Inc.	2,400	0
	K Wah International Holdings, Ltd.	85,000	40,051
	SITC International Holdings Co., Ltd.	129,000	295,719
	TK Group Holdings, Ltd.	30,000	11,129
TOTAL CHINA			395,465
DENMARK — (2.1%)
*	ALK-Abello A.S.	730	285,433
	Alm Brand A.S.	9,028	100,948
	Ambu A.S., Class B	2,056	96,822
*	Bang & Olufsen A.S.	14,001	67,809
*	Bavarian Nordic A.S.	5,952	212,133
*	Better Collective A/S	577	13,621
*	Brodrene Hartmann A.S.	204	16,271
	Chemometec A/S	374	30,988
*	Columbus A.S.	6,761	13,510
	D/S Norden A.S.	3,259	58,187
*	Dfds A.S.	3,765	166,894
*	Drilling Co. of 1972 A.S. (The)	941	25,763
*	FLSmidth & Co. A.S.	4,390	153,436
*	H+H International A.S., Class B	2,539	60,541
*	ISS A.S.	9,515	163,412
*	Jeudan A.S.	1,140	46,698
*	Jyske Bank A.S.	6,167	230,508
*	Matas A.S.	5,259	65,208
*	Netcompany Group A.S.	2,845	265,407
*	Nilfisk Holding A.S.	3,104	68,764
*	NKT A.S.	4,415	180,910
	NNIT A.S.	1,779	30,569
	Pandora A.S.	7,918	761,920
	Per Aarsleff Holding A.S.	2,371	109,587
	Ringkjoebing Landbobank A.S.	2,892	254,056
	Rockwool International A.S., Class A	340	119,227
	Rockwool International A.S., Class B	709	267,471
	Royal Unibrew A.S.	5,678	560,505
	RTX A.S.	1,054	35,012
	Scandinavian Tobacco Group A.S., Class A	8,196	148,390
	Schouw & Co., A.S.	1,502	151,130
	SimCorp A.S.	4,681	605,881
	Solar A.S., Class B	610	39,814
*	Spar Nord Bank A.S.	9,494	86,545
*	Sydbank A.S.	7,973	165,659
*	Tivoli A.S.	244	27,898
	Topdanmark A.S.	4,795	221,404
#	TORM P.L.C.	4,930	34,794
	United International Enterprises, Ltd.	176	41,183
*	Vestjysk Bank A.S.	113,137	48,731
*	Zealand Pharma A.S.	3,739	119,482
TOTAL DENMARK			6,152,521
FINLAND — (2.6%)
	Ahlstrom-Munksjo Oyj	7,639	164,987
	Aktia Bank Oyj	6,459	74,654
	Alma Media Oyj	4,469	48,986
	Aspo Oyj	2,685	27,792
	Atria Oyj	2,491	31,148
#*	BasWare Oyj	944	44,896

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Bittium Oyj	5,377	$42,847
	Cargotec Oyj, Class B	4,700	204,170
*	Caverion Oyj	9,013	64,849
#	Citycon Oyj	9,475	92,830
	Digia Oyj	2,833	25,799
	Enento Group Oyj	1,519	58,247
#*	Finnair Oyj	76,560	57,840
	Fiskars Oyj Abp	3,865	72,597
*	F-Secure Oyj	12,707	59,648
	Harvia Oyj	614	17,487
*	HKScan Oyj, Class A	1,550	4,076
	Huhtamaki Oyj	11,540	565,871
	Kamux Corp.	1,354	22,435
	Kemira Oyj	13,110	221,913
	Kesko Oyj, Class A	4,248	103,253
	Kesko Oyj, Class B	9,382	243,619
	Kojamo Oyj	10,741	228,900
	Konecranes Oyj	8,185	297,620
	Lassila & Tikanoja Oyj	3,659	63,733
#*	Lehto Group Oyj	1,174	1,763
	Metsa Board Oyj	21,964	236,072
	Metso Outotec Oyj	72,230	720,714
	Neles Oyj	12,166	156,591
	Nokian Renkaat Oyj	14,435	528,539
	Olvi Oyj, Class A	1,876	100,118
	Oriola Oyj, Class A	5,827	15,766
	Oriola Oyj, Class B	16,336	40,152
	Orion Oyj, Class A	2,441	112,985
	Orion Oyj, Class B	10,750	493,226
*	Outokumpu Oyj	40,666	189,343
*	Pihlajalinna Oyj	563	6,763
	Ponsse Oyj	1,180	45,611
*	QT Group Oyj	1,063	88,005
	Raisio Oyj, Class V	17,176	73,901
*	Rapala VMC Oyj	1,900	11,662
	Revenio Group Oyj	2,269	138,279
	Sanoma Oyj	10,553	202,105
	Terveystalo Oyj	5,382	68,950
	TietoEVRY Oyj	8,981	295,099
	Tikkurila Oyj	4,795	191,067
	Tokmanni Group Corp.	4,417	85,503
	Uponor Oyj	7,321	172,030
	Vaisala Oyj, Class A	1,838	88,374
	Valmet Oyj	15,697	502,505
	Wartsila Oyj Abp	18,090	177,321
#	YIT Oyj	17,863	106,177
TOTAL FINLAND			7,688,818
FRANCE — (3.8%)
	ABC arbitrage	1,194	10,726
*	Akka Technologies	1,514	42,158
	AKWEL	1,182	30,305
	Albioma SA	3,447	175,307
	ALD SA	4,231	58,028
	Altamir	1,905	46,228
*	Alten SA	2,868	301,969
	Assystem SA	1,354	43,943
	Aubay	936	41,831
*	Axway Software SA	836	24,404

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Bastide le Confort Medical	266	$16,879
	Beneteau SA	3,904	53,285
*	Bigben Interactive	2,306	54,134
	Boiron SA	776	32,232
	Bonduelle SCA	2,134	52,514
	Burelle SA	28	29,878
#*	Casino Guichard Perrachon SA	4,112	139,472
*	Cegedim SA	865	24,690
*	CGG SA	82,253	82,928
	Chargeurs SA	2,615	58,606
	Cie des Alpes	1,635	34,494
	Cie Plastic Omnium SA	6,434	252,130
*	Coface SA	13,486	132,667
*	Derichebourg SA	16,273	109,996
	Electricite de Strasbourg SA	132	18,487
	Elior Group SA	14,729	92,796
*	Elis SA	17,715	266,811
*	Eramet SA	1,279	68,732
*	Erytech Pharma SA	1,201	12,362
*	Etablissements Maurel et Prom SA	8,900	17,855
#*	Europcar Mobility Group	14,904	11,803
	Eutelsat Communications SA	21,073	250,956
*	Exel Industries, Class A	184	14,741
*	Faurecia SE	7,754	405,776
*	Fnac Darty SA	1,710	96,125
*	Fnac Darty SA	648	36,306
*	Gaumont SA	20	2,764
	Gaztransport Et Technigaz SA	2,039	185,730
*	GL Events	1,343	13,344
*	Groupe Crit	446	34,428
	Guerbet	934	37,761
	Haulotte Group SA	1,014	7,411
*	HEXAOM	440	18,992
*	ID Logistics Group	360	98,078
	Iliad SA	2,054	379,851
	Imerys SA	2,590	122,297
	Infotel SA	235	11,825
	Ipsen SA	192	16,750
	IPSOS	4,374	139,811
	Jacquet Metals SA	2,005	34,895
*	JCDecaux SA	7,005	136,101
	Kaufman & Broad SA	2,328	106,654
#*	Korian SA	8,232	304,161
*	Lagardere SCA	8,053	187,186
	Laurent-Perrier	396	35,640
	Lectra	2,658	75,807
	Linedata Services	535	19,466
*	LISI	3,138	71,771
	LNA Sante SA	809	48,376
*	Maisons du Monde SA	4,270	74,621
	Manitou BF SA	1,600	53,208
	Manutan International	508	47,830
*	Mersen SA	2,045	62,435
*	Metropole Television SA	1,844	31,329
#*	Neoen SA	2,742	193,332
*	Nexans SA	3,620	269,237
	Nexity SA	4,436	199,830
*	Nicox	2,438	12,844
*	NRJ Group	2,200	16,637

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Onxeo SA	4,614	$3,705
*	Orpea SA	956	132,273
	Pharmagest Interactive	142	19,759
*	Pierre Et Vacances SA	633	8,111
	Quadient SA	5,381	117,468
#*	Recylex SA	1,750	1,472
*	Rexel SA	37,300	567,588
	Robertet SA	62	71,708
*	Rothschild & Co.	4,325	147,627
	Rubis SCA	8,207	371,464
	Samse SA	132	24,830
*	Savencia SA	669	48,699
*	SCOR SE	15,905	483,649
	Seche Environnement SA	536	27,600
	SES SA	33,307	283,918
	Societe BIC SA	2,638	150,562
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	41,535
	Societe pour l'Informatique Industrielle	1,084	27,746
*	SOITEC	2,382	478,891
*	Solocal Group	12,070	38,728
	Somfy SA	929	161,154
*	Sopra Steria Group	1,755	291,143
*	SPIE SA	12,992	286,886
	Stef SA	521	47,358
*	Synergie SE	1,041	39,738
*	Tarkett SA	4,268	76,226
*	Technicolor SA	783	1,672
*	Television Francaise 1	7,423	64,345
	Thermador Groupe	782	69,217
#	Tikehau Capital SCA	816	22,167
	Total Gabon	95	15,308
	Trigano SA	957	168,263
*	Union Financiere de France BQE SA	487	12,400
	Valeo SA	2,083	77,544
#*	Vallourec SA	827	24,462
#*	Valneva SE	3,400	38,987
	Vetoquinol SA	354	37,015
	Vicat SA	2,705	116,362
	VIEL & Cie SA	4,347	28,919
	Vilmorin & Cie SA	883	54,655
*	Virbac SA	475	123,636
*	Wavestone	321	11,771
*	X-Fab Silicon Foundries SE	3,158	25,497
TOTAL FRANCE			11,034,014
GERMANY — (6.2%)
	1&1 Drillisch AG	4,302	104,416
	7C Solarparken AG	3,348	17,923
*	Aareal Bank AG	8,863	201,909
*	ADLER Group SA	3,164	95,340
*	ADVA Optical Networking SE	7,540	82,503
*	AIXTRON SE	10,522	196,659
	All for One Group SE	139	10,105
#	Allgeier SE	979	25,851
*	Amadeus Fire AG	100	13,675
	Atoss Software AG	412	92,995
	Aurubis AG	4,363	336,246
	Basler AG	633	65,043
*	Bauer AG	2,210	32,343

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	BayWa AG	2,474	$97,151
	Bechtle AG	599	126,930
	Bertrandt AG	1,118	58,561
	bet-at-home.com AG	393	18,132
*	Bijou Brigitte AG	711	19,102
	Bilfinger SE	4,751	160,846
*	Borussia Dortmund GmbH & Co. KGaA	9,378	58,420
	CANCOM SE	3,477	205,960
*	CECONOMY AG	16,100	103,509
*	CENIT AG	1,323	21,777
	Cewe Stiftung & Co. KGAA	818	109,703
*	Commerzbank AG	72,555	479,369
	CompuGroup Medical SE & Co. KgaA	2,769	273,181
*	Corestate Capital Holding SA	1,975	35,632
	CropEnergies AG	3,994	60,515
#*	CTS Eventim AG & Co. KGaA	6,607	389,807
	Dermapharm Holding SE	252	17,739
	Deutsche Beteiligungs AG	1,765	77,117
#*	Deutsche EuroShop AG	5,432	116,211
*	Deutsche Pfandbriefbank AG	23,053	226,267
*	Deutz AG	17,619	114,330
	DIC Asset AG	7,097	119,667
	DMG Mori AG	418	21,103
	Dr Hoenle AG	579	36,894
	Draegerwerk AG & Co. KGaA	307	25,386
#	Duerr AG	6,410	260,192
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,560	103,794
*	EDAG Engineering Group AG	1,225	14,013
	Elmos Semiconductor SE	1,388	55,226
*	ElringKlinger AG	4,625	87,019
	Energiekontor AG	790	51,542
#*	Evotec SE	11,337	445,653
*	Fielmann AG	2,791	242,164
*	FinTech Group AG	145	13,397
	First Sensor AG	520	25,980
*	Fraport AG Frankfurt Airport Services Worldwide	2,152	116,587
	Freenet AG	15,397	321,486
	Fuchs Petrolub SE	3,026	135,027
	GEA Group AG	16,713	577,466
	Gerresheimer AG	4,083	434,420
	Gesco AG	1,167	28,555
	GFT Technologies SE	1,914	28,109
	Grand City Properties SA	12,674	314,803
	GRENKE AG	513	25,496
*	H&R GmbH & Co. KGaA	1,853	13,496
	Hamburger Hafen und Logistik AG	3,634	78,412
	Hawesko Holding AG	116	6,296
*	Heidelberger Druckmaschinen AG	28,620	45,349
*	Hella GmbH & Co KGaA	4,140	252,396
#	Hochtief AG	1,415	131,566
*	HolidayCheck Group AG	3,303	7,716
	Hornbach Baumarkt AG	1,641	69,174
	Hornbach Holding AG & Co. KGaA	1,678	158,747
	Hugo Boss AG	6,984	248,592
*	Hypoport SE	313	212,899
	Indus Holding AG	2,484	100,671
*	Instone Real Estate Group AG	3,697	93,786
	IVU Traffic Technologies AG	1,595	34,416
	Jenoptik AG	6,077	210,735

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	JOST Werke AG	1,440	$72,993
	K+S AG	26,378	297,707
*	Kloeckner & Co. SE	8,520	77,935
*	Koenig & Bauer AG	1,558	48,054
	Krones AG	1,902	157,435
	KSB SE & Co. KGaA	31	10,810
	KWS Saat SE & Co., KGaA	1,165	101,914
	Lanxess AG	10,424	785,294
	Leifheit AG	1,317	69,190
*	Leoni AG	4,291	61,587
	LPKF Laser & Electronics AG	2,232	74,617
#*	Manz AG	726	44,748
*	Medigene AG	1,273	6,901
	METRO AG	9,062	105,744
	MLP SE	9,703	68,742
*	Nagarro SE	979	89,580
	New Work SE	300	83,062
	Nexus AG	1,759	113,317
*	Nordex SE	10,174	288,028
	Norma Group SE	3,611	180,080
*	OHB SE	819	39,103
	Patrizia AG	6,203	188,975
	Pfeiffer Vacuum Technology AG	725	157,774
	PNE AG	11,501	108,205
*	ProSiebenSat.1 Media SE	24,316	439,404
	PSI Software AG	1,437	48,523
*	PVA TePla AG	1,745	43,680
	q.beyond AG	12,522	26,349
	Rheinmetall AG	5,414	571,671
*	RTL Group SA	234	13,385
*	SAF-Holland SE	7,645	106,351
*	Salzgitter AG	6,237	162,157
*	Schaltbau Holding AG	369	13,862
	Secunet Security Networks AG	157	53,421
*	SGL Carbon SE	6,333	47,835
#	Siltronic AG	2,238	381,408
*	Sixt SE	1,387	161,164
*	SMA Solar Technology AG	2,032	148,210
	Software AG	5,783	234,482
	Stabilus SA	2,641	197,681
	STRATEC SE	656	107,985
	Stroeer SE & Co. KGaA	3,037	273,658
	Suedzucker AG	9,712	141,549
*	SUESS MicroTec SE	2,434	67,177
*	Surteco Group SE	1,107	32,473
	TAG Immobilien AG	16,544	508,012
*	Takkt AG	5,172	64,984
*	Technotrans SE	1,129	34,605
*	Tele Columbus AG	3,055	11,952
*	Thyssenkrupp AG	41,026	475,673
	Traffic Systems SE	408	17,862
*	va-Q-tec AG	307	11,878
*	Varta AG	1,124	200,059
	VERBIO Vereinigte BioEnergie AG	4,297	217,651
*	Vossloh AG	1,437	75,162
#	Wacker Chemie AG	1,917	277,443
*	Wacker Neuson SE	3,888	78,013
*	Washtec AG	972	57,683
	Wuestenrot & Wuerttembergische AG	3,125	64,057

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	1,169	$58,762
*	zooplus AG	184	42,605
TOTAL GERMANY			17,894,118
HONG KONG — (2.1%)
*	Aceso Life Science Group, Ltd.	202,400	6,135
	Aeon Credit Service Asia Co., Ltd.	12,000	8,005
	Allied Group, Ltd.	272,000	113,629
	APAC Resources, Ltd.	9,853	1,679
#*	Apollo Future Mobility Group, Ltd.	136,000	9,812
	Asia Financial Holdings, Ltd.	54,874	27,296
*	Asia Standard International Group, Ltd.	98,940	11,985
	ASM Pacific Technology, Ltd.	21,300	309,305
	Associated International Hotels, Ltd.	28,000	50,560
	BOC Aviation, Ltd.	13,200	107,498
	BOCOM International Holdings Co., Ltd.	44,000	7,135
	BOE Varitronix, Ltd.	82,009	40,141
	Brightoil Petroleum Holdings, Ltd.	248,000	8,998
*	Burwill Holdings, Ltd.	302,000	518
	Cafe de Coral Holdings, Ltd.	42,000	86,229
#*	Cathay Pacific Airways, Ltd.	60,000	46,197
	Century City International Holdings, Ltd.	183,340	9,965
	Chen Hsong Holdings	30,000	10,123
	Chevalier International Holdings, Ltd.	4,000	5,161
*	China Baoli Technologies Holdings, Ltd.	145,000	331
*	China Energy Development Holdings, Ltd.	652,000	8,979
	China Motor Bus Co., Ltd.	2,400	30,434
#*	China Star Entertainment, Ltd.	180,000	32,927
*	China Strategic Holdings, Ltd.	1,321,250	29,366
*	China Tonghai International Financial, Ltd.	130,000	3,025
	Chinese Estates Holdings, Ltd.	61,500	27,817
	Chong Hing Bank, Ltd.	21,000	25,671
	Chow Sang Sang Holdings International, Ltd.	58,000	69,568
	Chuang's Consortium International, Ltd.	100,000	12,460
	CMBC Capital Holdings, Ltd.	570,000	8,228
#	Convenience Retail Asia, Ltd.	50,000	4,641
#*	Convoy Global Holdings, Ltd.	516,000	2,083
	Cowell e Holdings, Inc.	47,000	35,195
	CSI Properties, Ltd.	859,543	25,091
	Dah Sing Banking Group, Ltd.	52,928	52,543
	Dah Sing Financial Holdings, Ltd.	17,806	50,386
	Dickson Concepts International, Ltd.	14,500	6,837
*	Emperor Capital Group, Ltd.	270,000	4,940
	Emperor Entertainment Hotel, Ltd.	40,000	6,125
	Emperor International Holdings, Ltd.	140,333	19,149
*	ENM Holdings, Ltd.	144,000	11,856
*	Esprit Holdings, Ltd.	257,250	30,173
	Fairwood Holdings, Ltd.	10,500	22,716
	Far East Consortium International, Ltd.	172,823	63,186
#*	FIH Mobile, Ltd.	401,000	62,887
	First Pacific Co., Ltd.	368,000	113,648
*	Genting Hong Kong, Ltd.	30,000	1,063
	Giordano International, Ltd.	160,000	27,191
	Glorious Sun Enterprises, Ltd.	72,000	7,791
*	Gold-Finance Holdings, Ltd.	88,000	153
*	Goodbaby International Holdings, Ltd.	129,000	16,241
	Great Eagle Holdings, Ltd.	27,225	81,267
*	G-Resources Group, Ltd.	2,577,000	14,275
	Guotai Junan International Holdings, Ltd.	322,400	50,981

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Haitong International Securities Group, Ltd.	325,191	$90,280
	Hang Lung Group, Ltd.	72,000	182,098
	Hanison Construction Holdings, Ltd.	27,198	3,573
	Harbour Centre Development, Ltd.	13,500	12,573
	HKBN, Ltd.	76,000	109,946
	HKR International, Ltd.	100,386	40,731
	Hong Kong Ferry Holdings Co., Ltd.	23,000	18,069
	Hongkong & Shanghai Hotels, Ltd. (The)	69,883	60,487
	Hongkong Chinese, Ltd.	90,000	7,402
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	25,656
	Hysan Development Co., Ltd.	64,000	232,095
	International Housewares Retail Co., Ltd.	41,000	13,089
*	IRC, Ltd.	258,000	5,055
*	IT, Ltd.	54,000	19,636
	ITC Properties Group, Ltd.	1,760	257
	Jacobson Pharma Corp., Ltd.	56,000	7,581
*	JBM Healthcare, Ltd.	7,000	1,011
	Johnson Electric Holdings, Ltd.	39,875	117,771
	Kerry Logistics Network, Ltd.	61,000	130,092
	Kerry Properties, Ltd.	54,500	141,054
	Kingston Financial Group, Ltd.	36,000	2,874
	Kowloon Development Co., Ltd.	41,000	45,651
*	Lai Sun Development Co., Ltd.	30,608	25,157
*	Lai Sun Garment International, Ltd.	9,067	7,517
*	Landing International Development, Ltd.	133,200	3,689
	Landsea Green Properties Co., Ltd.	180,000	13,418
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	136,500	17,052
*	Lerthai Group, Ltd.	24,000	2,755
*	Lifestyle International Holdings, Ltd.	55,000	39,096
	Lippo China Resources, Ltd.	586,000	8,452
	Liu Chong Hing Investment, Ltd.	30,000	27,368
	L'Occitane International SA	32,250	88,698
	Luk Fook Holdings International, Ltd.	38,000	82,318
	Lung Kee Bermuda Holdings	26,000	8,927
	Magnificent Hotel Investment, Ltd.	336,000	4,770
	Man Wah Holdings, Ltd.	52,400	115,571
*	Mason Group Holdings, Ltd.	2,829,598	10,183
	Melco International Development, Ltd.	60,000	104,694
*	MH Development, Ltd.	40,000	1,122
	Miramar Hotel & Investment	21,000	38,573
	Modern Dental Group, Ltd.	43,000	7,254
	NagaCorp., Ltd.	104,000	118,077
#*	NewOcean Energy Holdings, Ltd.	110,000	9,486
	NWS Holdings, Ltd.	112,000	107,684
	Oriental Watch Holdings	39,606	12,848
*	Oshidori International Holdings, Ltd.	700,200	58,772
	Pacific Andes International Holdings, Ltd.	126,000	445
	Pacific Basin Shipping, Ltd.	633,000	109,846
	Pacific Textiles Holdings, Ltd.	114,000	70,765
	Paliburg Holdings, Ltd.	26,000	6,828
	PCCW, Ltd.	354,286	197,021
	Perfect Shape Medical, Ltd.	60,000	24,249
	Pico Far East Holdings, Ltd.	96,000	15,569
	Polytec Asset Holdings, Ltd.	208,570	39,762
	Public Financial Holdings, Ltd.	24,000	6,056
#	Regal Hotels International Holdings, Ltd.	29,000	10,479
	Regina Miracle International Holdings, Ltd.	43,000	12,743
*	Renco Holdings Group, Ltd.	82,000	2,189

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Sa Sa International Holdings, Ltd.	134,833	$19,938
*	Samsonite International SA	129,000	185,491
	SEA Holdings, Ltd.	40,046	43,102
*	Shangri-La Asia, Ltd.	100,000	84,976
	Shenwan Hongyuan HK, Ltd.	25,000	3,303
	Shun Ho Property Investments, Ltd.	5,544	1,015
	Shun Tak Holdings, Ltd.	190,000	55,459
*	Sing Tao News Corp., Ltd.	14,000	1,643
	SmarTone Telecommunications Holdings, Ltd.	43,000	23,082
	Soundwill Holdings, Ltd.	4,000	4,025
	Stella International Holdings, Ltd.	55,000	65,041
*	Summit Ascent Holdings, Ltd.	92,000	10,072
	Sun Hung Kai & Co., Ltd.	74,464	30,475
	SUNeVision Holdings, Ltd.	55,000	49,731
	TAI Cheung Holdings, Ltd.	37,000	22,463
	Television Broadcasts, Ltd.	43,600	42,242
	Texwinca Holdings, Ltd.	112,000	22,054
*	TOM Group, Ltd.	64,000	5,350
#*	Town Health International Medical Group, Ltd.	330,000	5,491
	Tradelink Electronic Commerce, Ltd.	58,000	7,327
	Transport International Holdings, Ltd.	28,465	53,149
	United Laboratories International Holdings, Ltd. (The)	77,000	53,387
	Upbest Group, Ltd.	148,000	16,222
	Value Partners Group, Ltd.	104,000	68,702
	Valuetronics Holdings, Ltd.	29,800	14,158
	Vitasoy International Holdings, Ltd.	60,000	261,125
	VPower Group International Holdings, Ltd.	25,000	7,672
	VSTECS Holdings, Ltd.	89,600	78,227
	VTech Holdings, Ltd.	14,400	115,118
	Wai Kee Holdings, Ltd.	52,000	25,411
	Wang On Group, Ltd.	260,000	1,906
*	Wealthking Investments, Ltd.	116,000	15,542
	Wing On Co. International, Ltd.	14,000	30,682
	Wing Tai Properties, Ltd.	56,000	28,238
	YT Realty Group, Ltd.	16,896	4,250
	Yue Yuen Industrial Holdings, Ltd.	85,500	185,990
*	Yunfeng Financial Group, Ltd.	54,000	21,088
*	Zhaobangji Properties Holdings, Ltd.	192,000	23,228
*	Zhongzheng International Co., Ltd.	696,000	2,066
TOTAL HONG KONG			6,184,450
IRELAND — (0.4%)
*	AIB Group P.L.C.	25,473	45,295
*	Bank of Ireland Group P.L.C.	83,799	311,303
*	C&C Group P.L.C.	32,729	103,252
*	Cairn Homes P.L.C	55,311	63,540
*	COSMO Pharmaceuticals NV	124	11,320
*	Datalex P.L.C.	874	570
*	FBD Holdings P.L.C.	1,308	11,680
*	FBD Holdings P.L.C.	2,754	23,619
	Glanbia P.L.C.	20,395	251,656
*	Greencore Group P.L.C.	70,626	112,196
*	Irish Continental Group P.L.C.	12,783	59,490
*	Irish Continental Group P.L.C.	3,760	17,163
	Kenmare Resources P.L.C.	255	1,297
*	Permanent TSB Group Holdings P.L.C.	10,745	10,373
TOTAL IRELAND			1,022,754

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (1.3%)
	Adgar Investment and Development, Ltd.	4,144	$7,442
*	Afcon Holdings, Ltd.	210	9,157
#*	AFI Properties, Ltd.	2,631	95,722
	Africa Israel Residences, Ltd.	409	17,608
*	Airport City, Ltd.	2,656	38,088
*	Allot, Ltd.	3,228	40,913
*	Alrov Properties and Lodgings, Ltd.	854	32,945
	Arad, Ltd.	731	10,685
	Ashtrom Group, Ltd.	5,658	106,849
	Atreyu Capital Markets, Ltd.	628	9,773
*	Azorim-Investment Development & Construction Co., Ltd.	21,056	61,606
*	Bet Shemesh Engines Holdings 1997, Ltd.	859	18,422
*	Big Shopping Centers, Ltd.	632	67,472
	Blue Square Real Estate, Ltd.	808	50,195
*	Brack Capital Properties NV	328	28,528
#*	Camtek, Ltd.	1,575	36,830
	Carasso Motors, Ltd.	2,736	11,443
*	Cellcom Israel, Ltd.	7,200	29,482
*	Cellcom Israel, Ltd.	4,034	16,378
*	Clal Insurance Enterprises Holdings, Ltd.	5,191	76,598
*	Compugen, Ltd.	2,249	26,393
	Danel Adir Yeoshua, Ltd.	595	88,726
	Delek Automotive Systems, Ltd.	4,148	41,106
*	Delek Group, Ltd.	649	19,820
	Delta-Galil Industries, Ltd.	1,324	31,079
	Dor Alon Energy in Israel 1988, Ltd.	633	14,592
*	El Al Israel Airlines	28,107	5,548
	Electra Consumer Products 1970, Ltd.	1,818	70,278
	Electra Real Estate, Ltd.	1,694	13,089
	Electra, Ltd.	177	93,014
*	Enlight Renewable Energy, Ltd.	73,642	136,666
*	Equital, Ltd.	2,435	59,251
*	Evogene Ltd.	5,200	31,824
	FMS Enterprises Migun, Ltd.	605	15,364
	Formula Systems 1985, Ltd.	1,241	108,534
	Fox Wizel, Ltd.	1,280	117,450
	Gev-Yam Land Corp., Ltd.	12,319	98,119
	Gilat Satellite Networks, Ltd.	4,321	51,719
*	Hadera Paper, Ltd.	335	17,868
*	Hamlet Israel-Canada, Ltd.	463	8,565
*	Harel Insurance Investments & Financial Services, Ltd.	14,091	120,179
	Hilan, Ltd.	1,842	84,428
	IDI Insurance Co., Ltd.	657	19,827
*	IES Holdings, Ltd.	230	13,927
	Inrom Construction Industries, Ltd.	10,041	45,743
	Isracard, Ltd.	10,328	38,966
#	Israel Canada T.R, Ltd.	14,745	39,916
	Israel Land Development - Urban Renewal, Ltd.	1,020	11,455
	Isras Investment Co., Ltd.	192	38,624
*	Issta Lines, Ltd.	538	8,080
*	Itamar Medical, Ltd.	24,372	19,367
*	Kamada, Ltd.	3,545	23,335
	Kenon Holdings, Ltd.	2,532	68,722
	Kerur Holdings, Ltd.	747	19,296
	Magic Software Enterprises, Ltd.	3,180	51,421
	Magic Software Enterprises, Ltd.	2,800	46,147
	Malam - Team, Ltd.	129	34,456
	Matrix IT, Ltd.	3,427	73,836
	Maytronics, Ltd.	5,889	102,192

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers, Ltd.	10,111	$28,357
	Mega Or Holdings, Ltd.	2,038	59,448
*	Mehadrin, Ltd.	58	2,326
	Meitav Dash Investments, Ltd.	2,665	14,523
*	Menora Mivtachim Holdings, Ltd.	4,078	67,628
*	Migdal Insurance & Financial Holdings, Ltd.	44,849	49,465
	Mivne Real Estate KD, Ltd.	14,302	34,060
*	Mivtach Shamir Holdings, Ltd.	615	20,677
*	Naphtha Israel Petroleum Corp., Ltd.	4,099	18,323
	Nawi Brothers, Ltd.	3,445	17,680
	Neto ME Holdings, Ltd.	211	8,758
*	Nova Measuring Instruments, Ltd.	1,052	76,751
	Novolog, Ltd.	11,080	9,511
*	Oil Refineries, Ltd.	171,653	34,192
	One Software Technologies, Ltd.	535	63,544
*	OPC Energy, Ltd.	1,067	11,772
*	Partner Communications Co., Ltd.	18,545	88,870
	Paz Oil Co., Ltd.	1,048	103,012
*	Perion Network, Ltd.	2,088	30,109
*	Phoenix Holdings, Ltd. (The)	10,796	84,784
	Plasson Industries, Ltd.	283	14,792
*	Pluristem Therapeutics, Inc.	747	5,304
	Priortech, Ltd.	1,206	22,977
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,016	67,034
	Sano-Brunos Enterprises, Ltd.	57	4,606
	Scope Metals Group, Ltd.	872	18,187
*	Shikun & Binui, Ltd.	332	1,903
	Shufersal, Ltd.	2,461	20,468
	Summit Real Estate Holdings, Ltd.	4,648	64,144
	Tadiran Holdings, Ltd.	257	23,452
#	Victory Supermarket Chain, Ltd.	648	13,989
	YH Dimri Construction & Development, Ltd.	721	30,649
TOTAL ISRAEL			3,786,353
ITALY — (3.2%)
	A2A SpA	182,222	295,488
	ACEA SpA	7,126	140,994
*	Amplifon SpA	5,090	201,760
	Anima Holding SpA	36,934	171,494
*	Aquafil SpA	1,320	6,858
*	Arnoldo Mondadori Editore SpA	28,311	46,588
	Ascopiave SpA	2,688	11,678
#*	Autogrill SpA	16,142	85,434
*	Avio SpA	1,784	25,752
	Azimut Holding SpA	11,244	236,265
*	Banca Carige SpA	14	5
*	Banca Farmafactoring SpA	13,300	73,194
*	Banca Generali SpA	5,355	166,035
*	Banca IFIS SpA	3,794	38,455
*	Banca Mediolanum SpA	13,587	107,667
*	Banca Popolare di Sondrio SCPA	61,566	151,073
*	Banca Profilo SpA	12,870	3,344
#*	Banca Sistema SpA	3,568	7,098
*	Banco BPM SpA	187,440	410,220
*	Banco di Desio e della Brianza SpA	5,000	14,710
	Be Shaping The Future SpA	9,147	14,996
*	Biesse SpA	938	22,078
*	BPER Banca	123,187	226,310
*	Brunello Cucinelli SpA	3,394	135,861

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	12,066	$296,857
*	Cairo Communication SpA	12,430	17,328
	Carel Industries SpA	3,180	65,729
*	Carraro SpA	2,536	4,695
	Cementir Holding NV	6,965	57,225
*	Cerved Group SpA	22,191	189,487
*	CIR SpA-Compagnie Industriali	126,704	70,700
*	Credito Emiliano SpA	14,873	76,467
*	Credito Valtellinese SpA	9,126	127,172
	Danieli & C Officine Meccaniche SpA	2,341	29,260
#	Danieli & C Officine Meccaniche SpA	2,502	49,404
	De' Longhi SpA	7,541	270,636
	DeA Capital SpA	11,197	16,188
*	doValue SpA	1,125	13,556
*	Emak SpA	6,798	9,830
	ERG SpA	7,670	233,878
*	Esprinet SpA	5,827	66,878
#*	Eurotech SpA	5,018	29,490
#	Fiera Milano SpA	4,851	14,382
*	Fila SpA	939	9,596
#*	Fincantieri SpA	58,307	36,474
*	FNM SpA	21,790	14,159
*	Freni Brembo SpA	13,454	182,891
*	Geox SpA	8,460	7,905
	Gruppo MutuiOnline SpA	3,477	135,572
#*	Guala Closures SpA	6,638	66,434
	Hera SpA	95,599	333,983
*	Illimity Bank SpA	2,228	23,865
*	IMMSI SpA	26,564	12,674
#*	Intek Group SpA	17,854	7,396
	Interpump Group SpA	7,810	350,279
	Iren SpA	69,654	171,669
	Italgas SpA	55,839	334,903
	Italmobiliare SpA	1,450	48,207
#*	IVS Group SA	1,842	11,573
#*	Juventus Football Club SpA	58,440	54,393
	La Doria SpA	1,865	30,222
	Leonardo SpA	27,200	188,459
*	Maire Tecnimont SpA	20,289	46,286
#*	Mariella Burani Fashion Group S.p.A.	422	0
*	Mediaset SpA	41,897	108,401
*	Mediobanca Banca di Credito Finanziario SpA	47,924	426,489
	Openjobmetis SpA agenzia per il lavoro	845	7,704
#*	OVS SpA	28,516	35,245
	Piaggio & C SpA	22,030	78,099
#*	Pirelli & C SpA	46,144	240,310
*	Prima Industrie SpA	444	7,645
	Prysmian SpA	10,863	349,941
	RAI Way SpA	10,541	65,018
	Reno de Medici SpA	26,327	31,990
	Reply SpA	2,269	277,558
*	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	14,176
	Sabaf SpA	1,277	25,546
*	Safilo Group SpA	2,996	3,251
	Saipem SpA	76,461	200,349
*	Saras SpA	73,078	47,951
*	Sesa SpA	768	90,119
#*	Societa Cattolica di Assicurazioni SC	23,798	111,141
*	Sogefi SpA	3,015	4,157

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	SOL SpA	3,646	$64,745
	Tamburi Investment Partners SpA	15,032	120,784
*	Technogym SpA	11,973	122,300
*	Tinexta S.p.A.	3,403	80,405
*	Tod's SpA	1,112	34,813
*	TXT e-solutions SpA	923	7,979
*	Unieuro SpA	837	13,256
*	Unipol Gruppo SpA	55,252	242,422
	UnipolSai Assicurazioni SpA	37,934	96,089
#	Webuild SpA	21,276	31,545
	Zignago Vetro SpA	3,545	57,583
TOTAL ITALY			9,296,470
JAPAN — (20.4%)
	77 Bank, Ltd. (The)	7,300	91,779
	A&D Co., Ltd.	3,000	33,508
	Abist Co., Ltd.	500	14,053
*	Access Co., Ltd.	3,300	23,235
	Achilles Corp.	1,800	24,555
	Adastria Co., Ltd.	3,140	57,492
	ADEKA Corp.	10,400	173,961
	Ad-sol Nissin Corp.	1,200	35,534
	Advan Co., Ltd.	3,100	32,461
#	Advance Create Co., Ltd.	700	12,632
	Adventure, Inc.	300	11,036
	Aeon Delight Co., Ltd.	2,200	57,612
	Aeon Fantasy Co., Ltd.	800	16,410
	Aeon Hokkaido Corp.	2,900	27,535
	Aeria, Inc.	2,100	10,934
	Agro-Kanesho Co., Ltd.	900	13,481
*	Ahresty Corp.	2,700	9,019
	Ai Holdings Corp.	3,200	60,399
	Aica Kogyo Co., Ltd.	600	19,525
	Aichi Bank, Ltd. (The)	1,200	31,946
	Aichi Corp.	5,600	48,682
	Aichi Steel Corp.	1,500	43,765
	Aichi Tokei Denki Co., Ltd.	300	12,497
	Aida Engineering, Ltd.	6,800	64,381
*	Aiful Corp.	38,800	98,594
	Ain Holdings, Inc.	1,900	119,352
	Aiphone Co., Ltd.	1,800	29,154
	Airport Facilities Co., Ltd.	3,500	16,086
	Aisan Industry Co., Ltd.	6,170	29,774
	Aizawa Securities Co., Ltd.	5,200	41,411
	Ajis Co., Ltd.	800	29,452
	Akatsuki Corp.	3,500	11,904
	Akatsuki, Inc.	500	22,716
#*	Akebono Brake Industry Co., Ltd.	14,000	20,449
	Akita Bank, Ltd. (The)	2,400	31,320
	Albis Co., Ltd.	800	18,582
	Alconix Corp.	2,600	39,302
	Alinco, Inc.	2,200	19,847
	Alpen Co., Ltd.	2,000	42,970
	Alpha Corp.	500	4,741
	Alps Logistics Co., Ltd.	2,000	20,762
	Altech Corp.	2,310	45,897
	Amano Corp.	5,700	132,551
	Amiyaki Tei Co., Ltd.	300	8,162
	Amuse, Inc.	500	11,835

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Anest Iwata Corp.	3,000	$32,015
	Anicom Holdings, Inc.	1,400	15,181
	AOI Electronics Co., Ltd.	500	9,945
	AOI TYO Holdings, Inc.	2,900	12,321
	AOKI Holdings, Inc.	5,300	27,054
	Aomori Bank, Ltd. (The)	2,600	58,266
*	Aoyama Trading Co., Ltd.	5,900	34,531
#	Aoyama Zaisan Networks Co., Ltd.	1,600	24,460
	Aozora Bank, Ltd.	7,200	132,699
#	Apaman Co., Ltd.	1,800	10,008
	Arakawa Chemical Industries, Ltd.	2,600	29,514
	Arata Corp.	1,300	57,181
	Arcland Sakamoto Co., Ltd.	3,400	47,970
	Arcland Service Holdings Co., Ltd.	2,000	39,411
	Arcs Co., Ltd.	4,700	104,029
#	Arealink Co., Ltd.	1,000	9,149
	Argo Graphics, Inc.	1,800	54,081
	Arisawa Manufacturing Co., Ltd.	5,100	46,929
	ARTERIA Networks Corp.	700	10,456
	Artnature, Inc.	1,000	6,140
*	Aruhi Corp.	400	6,591
#	Asahi Co., Ltd.	1,600	24,759
	Asahi Diamond Industrial Co., Ltd.	9,000	39,156
	Asahi Holdings, Inc.	3,700	140,871
	Asahi Kogyosha Co., Ltd.	600	16,698
	Asahi Net, Inc.	1,700	14,291
	Asahi Printing Co., Ltd.	1,100	9,852
	Asahi Yukizai Corp.	2,300	33,373
	Asante, Inc.	1,200	17,736
	Asanuma Corp.	800	32,405
	Asia Pile Holdings Corp.	4,100	18,832
	ASKA Pharmaceutical Co., Ltd.	3,300	47,616
	ASKUL Corp.	1,100	38,846
#	Asukanet Co., Ltd.	600	5,761
	Ateam, Inc.	1,400	15,588
	Atom Corp.	10,300	88,136
	Atsugi Co., Ltd.	4,000	18,213
#	Aucnet, Inc.	900	11,292
	Autobacs Seven Co., Ltd.	8,900	122,214
	Avant Corp.	1,000	13,167
	Avantia Co., Ltd.	1,300	10,677
	Avex, Inc.	5,100	62,306
	Awa Bank, Ltd. (The)	4,600	95,710
	Axial Retailing, Inc.	1,800	84,965
	Bando Chemical Industries, Ltd.	5,100	31,911
	Bank of Iwate, Ltd. (The)	2,000	36,891
	Bank of Nagoya, Ltd. (The)	1,400	34,764
	Bank of Okinawa, Ltd. (The)	2,860	73,229
	Bank of Saga, Ltd. (The)	2,500	30,862
	Bank of the Ryukyus, Ltd.	3,600	25,171
	Baroque Japan, Ltd.	1,700	12,237
	BayCurrent Consulting, Inc.	500	75,385
	Beenos, Inc.	1,000	21,170
	Belc Co., Ltd.	1,400	79,200
	Bell System24 Holdings, Inc.	2,400	42,868
	Belluna Co., Ltd.	6,900	75,676
	Benesse Holdings, Inc.	3,000	57,909
#	BeNEXT Group, Inc.	2,000	23,588
	Bic Camera, Inc.	5,400	58,402

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Biofermin Pharmaceutical Co., Ltd.	400	$9,508
	BML, Inc.	2,400	83,519
	Bookoff Group Holdings, Ltd.	1,000	8,258
	Bourbon Corp.	1,100	23,061
	BP Castrol K.K.	1,300	15,319
	Br Holdings Corp.	1,200	7,538
*	BrainPad, Inc.	500	19,343
	Broadleaf Co., Ltd.	8,900	53,696
#	Bull-Dog Sauce Co., Ltd.	400	9,024
	Bunka Shutter Co., Ltd.	6,984	62,320
	Business Brain Showa-Ota, Inc.	1,000	16,418
	C Uyemura & Co., Ltd.	800	60,030
	CAC Holdings Corp.	1,700	22,029
	Can Do Co., Ltd.	1,000	17,572
	Canon Electronics, Inc.	2,600	43,625
	Career Design Center Co., Ltd.	500	4,251
	Carlit Holdings Co., Ltd.	2,600	17,868
	Cawachi, Ltd.	2,100	58,684
	Central Automotive Products, Ltd.	1,600	39,664
	Central Glass Co., Ltd.	3,400	69,504
	Central Security Patrols Co., Ltd.	1,000	31,726
#	Central Sports Co., Ltd.	900	18,568
	Chiba Kogyo Bank, Ltd. (The)	7,400	16,771
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,800	34,008
	Chino Corp.	900	11,961
	Chiyoda Co., Ltd.	4,400	39,017
	Chiyoda Integre Co., Ltd.	1,900	31,453
	Chodai Co., Ltd.	900	13,386
	Chofu Seisakusho Co., Ltd.	2,300	44,595
	Chori Co., Ltd.	1,400	20,408
	Chubu Shiryo Co., Ltd.	3,200	42,936
	Chudenko Corp.	3,900	79,199
	Chuetsu Pulp & Paper Co., Ltd.	1,400	16,063
	Chugai Ro Co., Ltd.	700	10,757
	Chugoku Bank, Ltd. (The)	17,400	135,381
	Chugoku Marine Paints, Ltd.	6,600	59,917
	Chukyo Bank, Ltd. (The)	1,800	31,257
	Chuo Spring Co., Ltd.	500	13,722
	Chuo Warehouse Co., Ltd.	1,000	10,759
	CI Takiron Corp.	6,400	39,804
	Citizen Watch Co., Ltd.	38,800	117,978
	Cleanup Corp.	3,800	16,670
	CMIC Holdings Co., Ltd.	1,500	21,058
	CMK Corp.	6,400	24,983
	cocokara fine, Inc.	2,179	141,909
	Colowide Co., Ltd.	1,800	32,836
	Computer Engineering & Consulting, Ltd.	2,700	36,216
	Computer Institute of Japan, Ltd.	1,900	15,870
	Comture Corp.	1,800	49,899
	CONEXIO Corp.	2,400	31,345
	Core Corp.	800	11,516
	Corona Corp.	2,600	23,007
	Cosel Co., Ltd.	2,500	27,003
	Cosmo Energy Holdings Co., Ltd.	7,400	163,871
	Cota Co., Ltd.	1,464	20,289
*	Create Restaurants Holdings, Inc.	9,000	69,369
	Credit Saison Co., Ltd.	6,500	74,143
	Creek & River Co., Ltd.	1,700	18,654
	Cresco, Ltd.	1,800	21,872

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CTI Engineering Co., Ltd.	1,400	$32,601
	CTS Co., Ltd.	3,200	28,223
	Curves Holdings Co., Ltd.	4,400	35,155
#	Cybernet Systems Co., Ltd.	1,700	15,321
	Cybozu, Inc.	2,000	50,124
	Dai Nippon Toryo Co., Ltd.	3,400	30,052
	Daibiru Corp.	5,700	64,860
	Daicel Corp.	4,800	36,514
	Dai-Dan Co., Ltd.	1,500	40,704
	Daido Kogyo Co., Ltd.	900	6,235
	Daido Metal Co., Ltd.	5,500	26,369
	Daido Steel Co., Ltd.	3,800	155,499
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	9,416
	Daihen Corp.	2,200	104,085
	Daiho Corp.	2,400	85,335
	Daiichi Jitsugyo Co., Ltd.	1,000	39,496
	Daiichi Kensetsu Corp.	1,100	18,074
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	21,640
	Daiichikosho Co., Ltd.	1,100	37,950
	Daiken Corp.	1,400	23,831
	Daiken Medical Co., Ltd.	2,800	14,974
	Daiki Aluminium Industry Co., Ltd.	5,000	34,255
	Daikoku Denki Co., Ltd.	900	7,485
	Daikokutenbussan Co., Ltd.	800	42,611
	Daikyonishikawa Corp.	4,200	31,111
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	34,101
	Daiseki Co., Ltd.	3,730	118,165
	Daishi Hokuetsu Financial Group, Inc.	5,000	104,371
	Daito Bank, Ltd. (The)	1,000	5,836
	Daito Pharmaceutical Co., Ltd.	1,450	51,294
	Daitron Co., Ltd.	1,600	24,313
	Daiwa Industries, Ltd.	4,300	42,487
	Daiwabo Holdings Co., Ltd.	2,100	176,996
	DCM Holdings Co., Ltd.	12,800	129,343
	Dear Life Co., Ltd.	5,600	23,345
	DeNA Co., Ltd.	3,300	61,607
#	Densan System Co., Ltd.	600	18,133
	Denyo Co., Ltd.	2,000	39,203
	Dexerials Corp.	7,500	98,247
	Digital Arts, Inc.	1,000	94,796
	Digital Garage, Inc.	2,000	68,473
	Digital Hearts Holdings Co., Ltd.	1,200	14,476
	Digital Information Technologies Corp.	800	12,622
	Dip Corp.	2,900	79,587
	DKK Co., Ltd.	1,600	41,351
	DKS Co., Ltd.	700	25,183
	DMG Mori Co., Ltd.	11,100	174,292
	Doshisha Co., Ltd.	2,900	51,939
	Doutor Nichires Holdings Co., Ltd.	3,112	46,266
	Dowa Holdings Co., Ltd.	3,300	120,700
	DTS Corp.	3,800	80,976
	Duskin Co., Ltd.	4,100	108,174
	DyDo Group Holdings, Inc.	1,400	70,535
	Eagle Industry Co., Ltd.	4,100	42,801
	Earth Corp.	1,200	68,501
	Ebara Foods Industry, Inc.	800	19,283
	Ebara Jitsugyo Co., Ltd.	900	32,595
	Ebase Co., Ltd.	1,800	18,302
	Eco's Co., Ltd.	800	14,285

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	EDION Corp.	11,400	$111,720
#	EF-ON, Inc.	1,080	10,877
	eGuarantee, Inc.	2,300	51,117
	E-Guardian, Inc.	1,100	31,505
	Ehime Bank, Ltd. (The)	4,800	44,213
	Eidai Co., Ltd.	3,000	8,431
	Eiken Chemical Co., Ltd.	3,200	70,388
	Eizo Corp.	2,000	71,833
	Elan Corp.	2,600	36,898
	Elecom Co., Ltd.	1,400	66,320
	Elematec Corp.	1,800	17,054
	Endo Lighting Corp.	1,700	9,059
	Enigmo, Inc.	2,600	30,462
	en-japan, Inc.	3,500	100,248
	Enplas Corp.	1,000	44,063
	EPS Holdings, Inc.	4,300	41,857
	eRex Co., Ltd.	2,300	38,120
	ES-Con Japan, Ltd.	3,600	25,154
	Escrow Agent Japan, Inc.	3,500	9,544
	Eslead Corp.	1,000	14,175
	ESPEC Corp.	2,400	45,479
	Exedy Corp.	4,200	62,880
	FALCO HOLDINGS Co., Ltd.	1,400	22,786
	FAN Communications, Inc.	6,200	24,081
	FCC Co., Ltd.	4,400	70,597
#*	FDK Corp.	1,100	15,474
	Feed One Co., Ltd.	3,920	32,718
	Ferrotec Holdings Corp.	5,400	86,550
#*	FFRI Security, Inc.	400	8,520
	FIDEA Holdings Co., Ltd.	30,500	31,243
	Fields Corp.	3,000	14,650
	Financial Products Group Co., Ltd.	9,000	42,836
	FINDEX, Inc.	700	7,416
	First Bank of Toyama, Ltd. (The)	4,700	12,936
	First Juken Co., Ltd.	900	9,096
	Fixstars Corp.	3,000	26,731
	FJ Next Co., Ltd.	1,300	12,545
	Focus Systems Corp.	1,700	15,190
	Foster Electric Co., Ltd.	3,400	50,448
	France Bed Holdings Co., Ltd.	3,800	33,671
	Freebit Co., Ltd.	2,000	18,646
	Freund Corp.	1,700	12,754
	F-Tech, Inc.	1,600	9,514
	FTGroup Co., Ltd.	1,100	14,379
	Fudo Tetra Corp.	1,930	31,310
	Fuji Co., Ltd.	2,600	48,906
	Fuji Corp.	5,600	146,369
	Fuji Corp.	800	15,861
	Fuji Corp., Ltd.	5,200	31,493
	Fuji Kyuko Co., Ltd.	800	38,653
*	Fuji Oil Co., Ltd.	8,300	17,050
	Fuji Pharma Co., Ltd.	2,000	23,250
	Fuji Seal International, Inc.	5,000	92,847
	Fuji Soft, Inc.	2,800	144,647
	Fujibo Holdings, Inc.	1,500	57,601
	Fujicco Co., Ltd.	2,200	42,929
	Fujikura Composites, Inc.	1,100	4,142
	Fujikura Kasei Co., Ltd.	4,200	19,796
*	Fujikura, Ltd.	29,700	139,193

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujimori Kogyo Co., Ltd.	1,900	$84,379
	Fujitec Co., Ltd.	3,700	80,725
	Fujiya Co., Ltd.	500	10,819
	Fukuda Corp.	1,000	48,675
	Fukuda Denshi Co., Ltd.	600	46,109
	Fukui Bank, Ltd. (The)	2,700	48,467
	Fukui Computer Holdings, Inc.	900	32,549
	Fukushima Galilei Co., Ltd.	1,600	66,449
	Fukuyama Transporting Co., Ltd.	1,500	58,486
	FULLCAST Holdings Co., Ltd.	2,000	31,988
*	Funai Electric Co., Ltd.	3,600	14,765
	Funai Soken Holdings, Inc.	3,060	67,716
#	Furukawa Battery Co., Ltd. (The)	2,400	35,249
	Furukawa Co., Ltd.	4,100	47,466
	Furukawa Electric Co., Ltd.	8,400	226,498
	Furuno Electric Co., Ltd.	3,500	38,037
	Furusato Industries, Ltd.	1,600	19,380
	Furuya Metal Co., Ltd.	400	25,291
	Furyu Corp.	300	3,251
	Fuso Chemical Co., Ltd.	1,400	49,619
	Fuso Pharmaceutical Industries, Ltd.	1,100	27,665
	Futaba Corp.	5,300	48,378
	Futaba Industrial Co., Ltd.	8,700	41,762
	Future Corp.	2,900	48,647
	Fuyo General Lease Co., Ltd.	2,500	173,267
	G-7 Holdings, Inc.	1,000	23,209
	Gakken Holdings Co., Ltd.	2,000	32,761
#	Gakkyusha Co., Ltd.	1,000	12,824
	Gakujo Co., Ltd.	800	9,883
	GCA Corp.	2,900	18,901
	Gecoss Corp.	2,000	18,005
	Genki Sushi Co., Ltd.	800	18,656
	Genky DrugStores Co., Ltd.	1,000	36,233
	Geo Holdings Corp.	3,800	44,592
	Giken, Ltd.	1,300	61,213
	GL Sciences, Inc.	600	15,710
	GLOBERIDE, Inc.	1,000	40,011
	Glory, Ltd.	5,000	96,916
#	GMO Financial Holdings, Inc.	4,400	29,919
	GMO GlobalSign Holdings K.K.	400	36,232
	Godo Steel, Ltd.	1,600	29,381
	Goldcrest Co., Ltd.	2,590	44,593
	Golf Digest Online, Inc.	1,000	8,496
	Grace Technology, Inc.	800	45,947
	Gree, Inc.	13,200	72,596
#	Greens Co., Ltd.	1,000	4,346
	GS Yuasa Corp.	7,100	209,748
	G-Tekt Corp.	3,300	46,215
	Gun-Ei Chemical Industry Co., Ltd.	700	17,077
*	GungHo Online Entertainment, Inc.	3,300	82,270
	Gunma Bank, Ltd. (The)	44,900	138,494
	Gunze, Ltd.	2,200	70,155
	H.U. Group Holdings, Inc.	5,800	172,458
	H2O Retailing Corp.	11,700	84,057
	HABA Laboratories, Inc.	400	15,513
	Hachijuni Bank, Ltd. (The)	24,200	77,374
	Hagihara Industries, Inc.	1,400	19,297
	Hagiwara Electric Holdings Co., Ltd.	1,000	25,272
	Hakudo Co., Ltd.	800	10,764

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hakuto Co., Ltd.	2,500	$29,252
	Halows Co., Ltd.	1,100	34,194
	Hamakyorex Co., Ltd.	2,200	64,282
#	Handsman Co., Ltd.	800	14,478
	Hanwa Co., Ltd.	4,500	116,247
	Happinet Corp.	2,800	41,528
#	Harima Chemicals Group, Inc.	2,500	21,770
	Hashimoto Sogyo Holdings Co., Ltd.	700	17,151
	Hazama Ando Corp.	19,410	134,594
	Heiwa Corp.	5,700	79,918
	Heiwa Real Estate Co., Ltd.	3,600	123,190
	Heiwado Co., Ltd.	3,600	74,422
	Hibiya Engineering, Ltd.	2,400	42,441
	HI-LEX Corp.	3,300	46,814
	Hinokiya Group Co., Ltd.	400	7,732
	Hioki EE Corp.	1,100	43,112
	Hirakawa Hewtech Corp.	1,200	14,316
*	Hiramatsu, Inc.	2,300	3,085
	Hirano Tecseed Co., Ltd.	1,700	35,353
	Hirogin Holdings, Inc.	29,500	171,395
	Hiroshima Gas Co., Ltd.	6,100	21,948
*	HIS Co., Ltd.	3,900	66,840
	Hisaka Works, Ltd.	4,200	32,516
	Hitachi Zosen Corp.	16,500	94,171
	Hito Communications Holdings, Inc.	1,000	17,458
	Hochiki Corp.	1,700	20,488
	Hodogaya Chemical Co., Ltd.	800	41,921
	Hogy Medical Co., Ltd.	2,200	67,150
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	22,636
	Hokkaido Electric Power Co., Inc.	20,800	88,240
	Hokkaido Gas Co., Ltd.	1,600	23,916
	Hokkan Holdings, Ltd.	1,200	16,400
	Hokko Chemical Industry Co., Ltd.	3,300	36,460
	Hokkoku Bank, Ltd. (The)	3,000	69,156
	Hokuetsu Corp.	14,900	63,402
	Hokuetsu Industries Co., Ltd.	2,800	27,753
	Hokuhoku Financial Group, Inc.	16,100	142,102
#	Hokuriku Electric Industry Co., Ltd.	400	3,457
	Hokuriku Electric Power Co.	20,400	133,508
	Hokuriku Electrical Construction Co., Ltd.	1,500	17,305
#	Hokuto Corp.	2,800	57,772
	Honda Tsushin Kogyo Co., Ltd.	1,400	6,351
	H-One Co., Ltd.	4,000	28,677
	Honeys Holdings Co., Ltd.	2,670	24,932
	Hoosiers Holdings	5,300	33,548
	Hosiden Corp.	7,500	68,274
	Hosokawa Micron Corp.	1,000	59,097
#	Hotland Co., Ltd.	1,300	14,999
#	House Do Co., Ltd.	600	6,767
	Howa Machinery, Ltd.	2,200	17,674
	Hyakugo Bank, Ltd. (The)	30,400	85,240
	Hyakujushi Bank, Ltd. (The)	3,400	48,392
	IBJ, Inc.	1,100	9,162
	Ichibanya Co., Ltd.	1,400	68,436
	Ichigo, Inc.	27,200	74,893
	Ichiken Co., Ltd.	700	12,584
	Ichikoh Industries, Ltd.	4,000	25,767
	Ichimasa Kamaboko Co., Ltd.	1,100	12,410
	Ichinen Holdings Co., Ltd.	3,100	36,251

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiyoshi Securities Co., Ltd.	7,100	$34,080
	Icom, Inc.	1,500	39,137
	ID Holdings Corp.	1,300	15,315
	IDEA Consultants, Inc.	500	8,215
	Idec Corp.	4,000	70,618
	IDOM, Inc.	8,500	49,618
	Ihara Science Corp.	1,200	20,235
	Iino Kaiun Kaisha, Ltd.	10,400	40,072
	IJTT Co., Ltd.	2,100	9,661
	Imagica Group, Inc.	2,700	9,506
	Imasen Electric Industrial	901	6,062
	Imuraya Group Co., Ltd.	1,100	26,839
	Inaba Denki Sangyo Co., Ltd.	5,200	121,550
	Inaba Seisakusho Co., Ltd.	1,700	22,980
	Inabata & Co., Ltd.	5,900	82,834
	Ines Corp.	3,600	48,976
	I-Net Corp.	1,600	23,615
	Infocom Corp.	1,200	34,800
	Infomart Corp.	3,300	28,268
	Information Services International-Dentsu, Ltd.	2,200	81,138
	Innotech Corp.	2,400	28,163
	Insource Co., Ltd.	2,500	56,141
	Intage Holdings, Inc.	3,800	42,566
	Inter Action Corp.	1,600	36,798
	Internet Initiative Japan, Inc.	3,200	65,586
#	Inui Global Logistics Co., Ltd.	2,525	22,480
	I-PEX, Inc.	1,400	28,146
	Iriso Electronics Co., Ltd.	2,400	109,344
	I'rom Group Co., Ltd.	900	15,029
*	Iseki & Co., Ltd.	3,200	41,353
	Isetan Mitsukoshi Holdings, Ltd.	6,800	41,808
	Ishihara Chemical Co., Ltd.	700	13,902
	Ishihara Sangyo Kaisha, Ltd.	4,400	30,915
	Itfor, Inc.	3,600	32,069
	ITmedia, Inc.	1,700	37,370
	Itochu Enex Co., Ltd.	6,800	65,350
	Itochu-Shokuhin Co., Ltd.	900	45,320
	Itoham Yonekyu Holdings, Inc.	11,000	74,435
	Itoki Corp.	4,500	13,944
*	Itokuro, Inc.	600	5,979
	IwaiCosmo Holdings, Inc.	2,900	38,858
	Iwaki Co., Ltd.	1,300	9,960
	Iwasaki Electric Co., Ltd.	400	5,242
	Iwatani Corp.	900	55,513
*	Iwatsu Electric Co., Ltd.	300	2,396
	Iwatsuka Confectionery Co., Ltd.	500	21,073
	Iyo Bank, Ltd. (The)	21,400	122,826
	J Front Retailing Co., Ltd.	8,400	69,591
#	J Trust Co., Ltd.	11,300	27,584
	JAC Recruitment Co., Ltd.	1,600	28,437
	Jaccs Co., Ltd.	3,500	62,444
	Jafco Group Co., Ltd.	3,900	210,914
	Jalux, Inc.	800	10,550
	Jamco Corp.	1,500	9,471
	Janome Sewing Machine Co., Ltd.	2,299	17,959
#	Japan Asia Group, Ltd.	3,100	35,634
*	Japan Asset Marketing Co., Ltd.	22,400	24,815
	Japan Aviation Electronics Industry, Ltd.	5,000	77,604
	Japan Best Rescue System Co., Ltd.	1,200	9,711

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Cash Machine Co., Ltd.	3,300	$16,096
#*	Japan Display, Inc.	65,700	29,424
	Japan Elevator Service Holdings Co., Ltd.	3,400	80,030
#	Japan Foundation Engineering Co., Ltd.	2,900	12,978
	Japan Investment Adviser Co., Ltd.	1,100	11,647
	Japan Lifeline Co., Ltd.	5,100	73,584
	Japan Material Co., Ltd.	5,400	75,390
	Japan Medical Dynamic Marketing, Inc.	1,870	39,072
	Japan Petroleum Exploration Co., Ltd.	4,700	89,376
#	Japan Property Management Center Co., Ltd.	900	10,059
	Japan Pulp & Paper Co., Ltd.	1,600	54,130
	Japan Securities Finance Co., Ltd.	13,500	67,052
	Japan Steel Works, Ltd. (The)	7,100	197,261
	Japan Transcity Corp.	3,000	15,010
	Japan Wool Textile Co., Ltd. (The)	6,000	54,586
	Jastec Co., Ltd.	1,200	13,610
	JBCC Holdings, Inc.	2,000	28,017
	JCU Corp.	2,500	93,121
	Jeol, Ltd.	3,400	139,234
*	JIG-SAW, Inc.	300	36,699
	Jimoto Holdings, Inc.	2,110	16,186
	JINS Holdings, Inc.	1,100	71,472
	JK Holdings Co., Ltd.	2,500	19,329
	JMS Co., Ltd.	2,200	19,630
#	Joban Kosan Co., Ltd.	1,100	14,141
	J-Oil Mills, Inc.	1,100	38,824
	Joshin Denki Co., Ltd.	2,600	68,085
	Joyful Honda Co., Ltd.	1,000	13,251
	JP-Holdings, Inc.	6,800	18,351
	JSB Co., Ltd.	600	19,514
	JSP Corp.	1,900	30,736
	Juki Corp.	3,700	22,358
	Juroku Bank, Ltd. (The)	4,100	72,254
	JVCKenwood Corp.	30,770	51,145
	K&O Energy Group, Inc.	2,300	31,390
	Kadokawa Corp.	2,669	86,683
	Kadoya Sesame Mills, Inc.	400	15,260
	Kaga Electronics Co., Ltd.	1,900	44,369
	Kaken Pharmaceutical Co., Ltd.	1,900	74,567
	Kakiyasu Honten Co., Ltd.	1,100	27,763
*	Kamakura Shinsho, Ltd.	1,500	12,360
	Kameda Seika Co., Ltd.	1,200	55,582
	Kamei Corp.	3,600	41,041
	Kanaden Corp.	1,900	22,007
	Kanagawa Chuo Kotsu Co., Ltd.	800	29,512
	Kanamoto Co., Ltd.	4,200	89,828
	Kandenko Co., Ltd.	10,100	87,059
	Kaneka Corp.	5,000	179,565
	Kaneko Seeds Co., Ltd.	900	13,629
	Kanematsu Corp.	8,305	104,452
	Kanematsu Electronics, Ltd.	1,100	40,771
	Kansai Mirai Financial Group, Inc.	12,000	57,432
	Kansai Super Market, Ltd.	1,800	19,406
	Kanto Denka Kogyo Co., Ltd.	6,400	51,166
	Kasai Kogyo Co., Ltd.	3,100	11,555
	Katakura Industries Co., Ltd.	2,700	34,474
	Katitas Co., Ltd.	1,300	38,842
	Kato Sangyo Co., Ltd.	2,900	95,705
	Kato Works Co., Ltd.	1,600	14,580

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawada Technologies, Inc.	600	$24,109
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	33,065
#*	Kawasaki Kisen Kaisha, Ltd.	5,100	89,277
	KeePer Technical Laboratory Co., Ltd.	1,600	30,367
	Keihanshin Building Co., Ltd.	4,100	64,945
	Keiyo Bank, Ltd. (The)	14,800	56,627
	Keiyo Co., Ltd.	6,700	47,184
	Kenko Mayonnaise Co., Ltd.	2,000	35,330
	KFC Holdings Japan, Ltd.	1,400	37,486
	KH Neochem Co., Ltd.	4,000	90,206
#	King Jim Co., Ltd.	3,000	25,325
	Kintetsu Department Store Co., Ltd.	1,100	34,167
	Kintetsu World Express, Inc.	4,100	100,513
	Kissei Pharmaceutical Co., Ltd.	3,700	81,489
	Ki-Star Real Estate Co., Ltd.	1,100	25,989
	Kitagawa Corp.	1,600	20,479
	Kita-Nippon Bank, Ltd. (The)	1,000	17,713
	Kitano Construction Corp.	700	16,198
#	Kitanotatsujin Corp.	7,800	42,627
	Kito Corp.	2,700	39,287
	Kitz Corp.	7,900	45,389
	Kiyo Bank, Ltd. (The)	7,900	101,909
*	KLab, Inc.	4,100	35,696
	Koa Corp.	3,500	53,274
	Koatsu Gas Kogyo Co., Ltd.	3,600	25,849
*	Kobe Electric Railway Co., Ltd.	899	31,662
*	Kobe Steel, Ltd.	42,500	197,710
	Kohnan Shoji Co., Ltd.	2,300	62,543
	Kohsoku Corp.	1,300	18,198
	Koike Sanso Kogyo Co., Ltd.	400	9,454
	Kojima Co., Ltd.	5,300	31,408
#	Kokusai Pulp & Paper Co., Ltd.	3,900	9,040
	Kokuyo Co., Ltd.	8,900	115,840
	Komatsu Matere Co., Ltd.	4,000	37,231
	Komatsu Wall Industry Co., Ltd.	1,200	19,847
	KOMEDA Holdings Co., Ltd.	3,900	70,426
	Komehyo Holdings Co., Ltd.	800	5,427
	Komeri Co., Ltd.	3,900	103,563
	Komori Corp.	7,500	48,835
	Konaka Co., Ltd.	1,760	5,098
	Kondotec, Inc.	2,900	29,257
	Konica Minolta, Inc.	55,200	239,462
	Konishi Co., Ltd.	4,000	60,484
	Konoike Transport Co., Ltd.	2,900	28,472
#	Koshidaka Holdings Co., Ltd.	4,400	17,608
	Kotobuki Spirits Co., Ltd.	1,100	59,582
	Kozo Keikaku Engineering, Inc.	500	11,896
	Krosaki Harima Corp.	800	37,151
	KRS Corp.	1,000	14,850
	KU Holdings Co., Ltd.	2,400	18,658
	Kumagai Gumi Co., Ltd.	4,400	108,861
	Kumiai Chemical Industry Co., Ltd.	3,767	30,788
	Kurabo Industries, Ltd.	1,800	30,977
	Kureha Corp.	2,300	142,463
	Kurimoto, Ltd.	2,000	31,553
	Kuriyama Holdings Corp.	1,000	6,244
*	KYB Corp.	3,100	69,563
	Kyoden Co., Ltd.	1,800	5,259
	Kyodo Printing Co., Ltd.	900	30,708

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoei Steel, Ltd.	2,900	$37,341
	Kyokuto Boeki Kaisha, Ltd.	800	10,391
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	52,224
	Kyokuto Securities Co., Ltd.	2,600	18,772
	Kyokuyo Co., Ltd.	1,100	31,840
	KYORIN Holdings, Inc.	4,500	84,457
	Kyoritsu Maintenance Co., Ltd.	300	9,714
	Kyosan Electric Manufacturing Co., Ltd.	5,000	19,482
	Kyowa Electronic Instruments Co., Ltd.	5,600	20,499
	Kyowa Leather Cloth Co., Ltd.	900	5,435
	Kyushu Financial Group, Inc.	25,600	102,384
	LAC Co., Ltd.	2,400	23,670
#	Lacto Japan Co., Ltd.	400	10,027
	LEC, Inc.	3,100	39,720
	LIFULL Co., Ltd.	8,200	31,703
	Like Co., Ltd.	1,600	31,815
	Linical Co., Ltd.	1,600	11,489
	Link And Motivation, Inc.	3,900	21,267
	Lintec Corp.	5,200	117,783
*	Litalico, Inc.	400	13,911
*	M&A Capital Partners Co., Ltd.	1,200	58,887
	Macnica Fuji Electronics Holdings, Inc.	6,399	134,099
	Macromill, Inc.	5,600	40,339
	Maeda Corp.	19,200	157,212
	Maeda Kosen Co., Ltd.	1,900	48,373
	Maeda Road Construction Co., Ltd.	2,300	38,841
	Maezawa Kasei Industries Co., Ltd.	2,100	19,067
	Maezawa Kyuso Industries Co., Ltd.	1,200	25,169
	Makino Milling Machine Co., Ltd.	3,200	128,958
	Mandom Corp.	2,100	31,601
	MarkLines Co., Ltd.	1,500	35,398
	Mars Group Holdings Corp.	1,800	26,222
#	Marubun Corp.	1,900	9,781
	Marudai Food Co., Ltd.	2,600	42,125
	Maruha Nichiro Corp.	4,653	104,680
	Maruichi Steel Tube, Ltd.	600	12,954
	Maruka Corp.	800	14,667
	Marusan Securities Co., Ltd.	9,700	47,896
	Maruwa Co., Ltd.	1,000	104,652
	Maruzen CHI Holdings Co., Ltd.	400	1,414
	Maruzen Co., Ltd.	1,400	24,105
	Maruzen Showa Unyu Co., Ltd.	1,600	51,359
	Marvelous, Inc.	3,300	30,234
	Matching Service Japan Co., Ltd.	600	6,470
	Matsuda Sangyo Co., Ltd.	2,725	46,702
	Matsui Construction Co., Ltd.	3,400	22,969
	Matsui Securities Co., Ltd.	1,500	11,664
	Matsuoka Corp.	700	13,346
	Matsuyafoods Holdings Co., Ltd.	800	26,799
	Max Co., Ltd.	4,000	58,228
*	Maxell Holdings, Ltd.	6,500	85,401
	Maxvalu Tokai Co., Ltd.	1,200	30,817
	MCJ Co., Ltd.	7,400	70,892
	MEC Co., Ltd.	2,100	44,701
	Media Do Co., Ltd.	900	53,132
	Medical Data Vision Co., Ltd.	1,200	29,947
	Medical System Network Co., Ltd.	2,400	12,848
	Megachips Corp.	1,400	41,518
	Megmilk Snow Brand Co., Ltd.	5,100	110,030

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	4,600	$106,877
	Meiji Electric Industries Co., Ltd.	1,400	19,523
	Meiko Electronics Co., Ltd.	2,400	42,483
	Meiko Network Japan Co., Ltd.	2,600	14,766
	Meisei Industrial Co., Ltd.	5,000	37,347
	Meitec Corp.	2,300	120,546
	Meito Sangyo Co., Ltd.	1,200	16,082
	Meiwa Corp.	4,100	17,458
	Melco Holdings, Inc.	900	32,188
	Members Co., Ltd.	1,500	36,227
	Menicon Co., Ltd.	1,300	78,238
	METAWATER Co., Ltd.	2,600	58,799
	Michinoku Bank, Ltd. (The)	2,400	23,154
	Mie Kotsu Group Holdings, Inc.	5,900	26,723
	Mikuni Corp.	2,700	6,996
	Milbon Co., Ltd.	2,500	163,530
*	Mimaki Engineering Co., Ltd.	1,900	8,644
	Mimasu Semiconductor Industry Co., Ltd.	2,619	66,912
#	Ministop Co., Ltd.	1,800	24,440
	Miraial Co., Ltd.	1,100	11,467
	Mirait Holdings Corp.	9,000	143,451
	Miroku Jyoho Service Co., Ltd.	1,600	33,092
	Mitani Corp.	1,200	77,932
	Mitani Sangyo Co., Ltd.	3,900	15,779
	Mitani Sekisan Co., Ltd.	1,500	67,240
#	Mito Securities Co., Ltd.	10,500	24,858
*	Mitsuba Corp.	5,000	20,142
#	Mitsubishi Kakoki Kaisha, Ltd.	1,000	29,211
	Mitsubishi Logisnext Co., Ltd.	4,000	44,782
	Mitsubishi Paper Mills, Ltd.	6,500	20,941
	Mitsubishi Pencil Co., Ltd.	4,000	50,799
	Mitsubishi Research Institute, Inc.	1,100	44,272
	Mitsubishi Shokuhin Co., Ltd.	1,900	51,428
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	13,505
	Mitsuboshi Belting, Ltd.	3,500	55,131
*	Mitsui E&S Holdings Co., Ltd.	10,000	38,560
	Mitsui High-Tec, Inc.	2,800	109,734
	Mitsui Matsushima Holdings Co., Ltd.	2,000	14,679
	Mitsui Mining & Smelting Co., Ltd.	6,900	240,300
	Mitsui Sugar Co., Ltd.	2,400	42,595
	Mitsui-Soko Holdings Co., Ltd.	2,900	61,980
	Mitsuuroko Group Holdings Co., Ltd.	4,400	56,889
	Mixi, Inc.	3,000	70,334
	Miyaji Engineering Group, Inc.	900	21,178
	Miyazaki Bank, Ltd. (The)	2,000	40,864
	Miyoshi Oil & Fat Co., Ltd.	1,100	12,271
	Mizuho Leasing Co., Ltd.	2,900	90,192
	Mizuno Corp.	2,500	49,727
	Mochida Pharmaceutical Co., Ltd.	200	7,507
	Modec, Inc.	2,300	42,936
	Monex Group, Inc.	18,400	95,023
	Monogatari Corp. (The)	600	66,470
	MORESCO Corp.	1,100	11,924
	Morinaga & Co., Ltd.	1,400	55,697
	Morinaga Milk Industry Co., Ltd.	1,800	89,561
	Moriroku Holdings Co., Ltd.	900	17,423
	Morita Holdings Corp.	3,900	62,514
	Morito Co., Ltd.	2,600	14,929
#	Morozoff, Ltd.	300	16,309

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mory Industries, Inc.	900	$19,401
#	MrMax Holdings, Ltd.	4,600	32,382
	MTI, Ltd.	4,500	34,580
	Mugen Estate Co., Ltd.	1,600	6,901
	Murakami Corp.	1,000	24,451
	Musashi Seimitsu Industry Co., Ltd.	6,400	90,594
	Musashino Bank, Ltd. (The)	4,100	58,903
	N Field Co., Ltd.	1,000	8,342
#	NAC Co., Ltd.	1,100	9,549
	Nachi-Fujikoshi Corp.	1,700	68,061
	Nafco Co., Ltd.	2,100	39,507
	Nagano Bank, Ltd. (The)	1,300	15,415
	Nagano Keiki Co., Ltd.	2,100	18,877
	Nagase & Co., Ltd.	12,800	183,559
	Nagatanien Holdings Co., Ltd.	1,000	22,255
	Nagawa Co., Ltd.	400	44,223
	Nakabayashi Co., Ltd.	3,300	19,431
	Nakamuraya Co., Ltd.	600	22,096
	Nakanishi, Inc.	3,600	68,815
	Nakayama Steel Works, Ltd.	3,500	12,072
	Namura Shipbuilding Co., Ltd.	7,996	12,831
	Nanto Bank, Ltd. (The)	4,000	63,959
	Natori Co., Ltd.	700	12,839
	NEC Capital Solutions, Ltd.	900	16,346
	Neturen Co., Ltd.	3,800	17,475
	New Art Holdings Co., Ltd.	1,000	8,504
	Nextage Co., Ltd.	2,900	40,897
	NF Holdings Corp.	600	11,066
	NHK Spring Co., Ltd.	26,100	178,540
#	Nichia Steel Works, Ltd.	4,000	11,230
	Nichias Corp.	6,100	139,332
	Nichiban Co., Ltd.	1,500	23,885
	Nichicon Corp.	5,900	80,182
	Nichiden Corp.	1,800	37,049
	Nichiha Corp.	2,700	80,905
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	57,751
	Nichireki Co., Ltd.	3,900	54,617
	Nichirin Co., Ltd.	1,430	20,316
	Nihon Chouzai Co., Ltd.	1,400	20,055
	Nihon Dengi Co., Ltd.	600	22,783
	Nihon Flush Co., Ltd.	3,200	39,313
	Nihon House Holdings Co., Ltd.	5,600	16,598
#	Nihon Kagaku Sangyo Co., Ltd.	1,900	23,503
	Nihon Nohyaku Co., Ltd.	6,100	27,801
	Nihon Parkerizing Co., Ltd.	9,800	95,151
	Nihon Plast Co., Ltd.	1,700	8,218
	Nihon Tokushu Toryo Co., Ltd.	1,400	13,913
#	Nihon Yamamura Glass Co., Ltd.	800	6,579
#	Nikkiso Co., Ltd.	7,400	71,091
	Nikko Co., Ltd.	2,500	16,971
	Nikkon Holdings Co., Ltd.	6,100	123,100
	Nippn Corp.	5,200	81,866
	Nippon Air Conditioning Services Co., Ltd.	2,700	18,665
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	27,853
	Nippon Carbide Industries Co., Inc.	1,100	13,295
	Nippon Carbon Co., Ltd.	1,100	42,650
	Nippon Chemical Industrial Co., Ltd.	1,300	37,207
*	Nippon Chemi-Con Corp.	2,000	36,870
	Nippon Coke & Engineering Co., Ltd.	12,500	11,438

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Commercial Development Co., Ltd.	1,600	$26,036
	Nippon Concrete Industries Co., Ltd.	8,400	24,609
	Nippon Denko Co., Ltd.	15,100	38,921
	Nippon Densetsu Kogyo Co., Ltd.	3,700	69,034
	Nippon Electric Glass Co., Ltd.	9,400	206,515
	Nippon Fine Chemical Co., Ltd.	1,900	24,819
	Nippon Gas Co., Ltd.	3,300	159,222
	Nippon Hume Corp.	3,300	23,927
	Nippon Kayaku Co., Ltd.	12,400	117,051
	Nippon Kodoshi Corp.	400	9,267
	Nippon Koei Co., Ltd.	1,700	43,787
	Nippon Light Metal Holdings Co., Ltd.	7,180	129,638
	Nippon Paper Industries Co., Ltd.	10,700	130,648
	Nippon Parking Development Co., Ltd., Class C	23,500	31,637
	Nippon Pillar Packing Co., Ltd.	2,900	46,186
	Nippon Piston Ring Co., Ltd.	700	6,309
	Nippon Rietec Co., Ltd.	800	17,625
	Nippon Road Co., Ltd. (The)	1,000	69,201
	Nippon Seiki Co., Ltd.	5,800	71,101
	Nippon Seisen Co., Ltd.	500	18,027
*	Nippon Sharyo, Ltd.	1,200	28,303
	Nippon Signal Co., Ltd.	7,000	62,339
	Nippon Soda Co., Ltd.	3,200	91,655
	Nippon Steel Trading Corp.	2,048	70,257
	Nippon Suisan Kaisha, Ltd.	33,100	138,215
	Nippon Systemware Co., Ltd.	1,200	23,907
	Nippon Thompson Co., Ltd.	6,500	29,727
	Nippon Yakin Kogyo Co., Ltd.	1,660	27,564
	Nipro Corp.	11,200	132,068
	Nishikawa Rubber Co., Ltd.	1,900	26,489
	Nishimatsu Construction Co., Ltd.	7,000	162,210
#	Nishimatsuya Chain Co., Ltd.	3,800	51,126
	Nishimoto Co., Ltd.	700	17,704
	Nishi-Nippon Financial Holdings, Inc.	17,000	102,200
	Nishi-Nippon Railroad Co., Ltd.	2,600	70,927
	Nishio Rent All Co., Ltd.	2,100	43,762
	Nissan Shatai Co., Ltd.	7,700	60,404
	Nissei ASB Machine Co., Ltd.	1,000	54,955
	Nissei Corp.	400	4,263
	Nissei Plastic Industrial Co., Ltd.	1,400	11,722
	Nissha Co., Ltd.	6,100	78,573
	Nisshin Group Holdings Co., Ltd.	5,400	21,293
	Nisshin Oillio Group, Ltd. (The)	3,100	90,285
	Nisshinbo Holdings, Inc.	17,036	126,714
	Nissin Corp.	2,200	26,198
	Nissin Electric Co., Ltd.	6,100	80,217
	Nissin Sugar Co., Ltd.	2,100	37,317
	Nissui Pharmaceutical Co., Ltd.	1,400	13,306
	Nitta Corp.	3,100	65,227
	Nitta Gelatin, Inc.	2,000	12,734
	Nittetsu Mining Co., Ltd.	800	42,180
	Nitto Boseki Co., Ltd.	300	14,071
	Nitto Fuji Flour Milling Co., Ltd.	200	12,814
	Nitto Kogyo Corp.	3,700	72,192
	Nitto Kohki Co., Ltd.	1,300	21,107
	Nitto Seiko Co., Ltd.	6,200	26,644
	Nittoc Construction Co., Ltd.	3,500	25,566
	NJS Co., Ltd.	700	13,202
	Noda Corp.	800	5,215

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noevir Holdings Co., Ltd.	1,900	$83,580
	Nohmi Bosai, Ltd.	2,800	59,157
	Nojima Corp.	3,100	79,169
	NOK Corp.	1,000	13,049
	Nomura Co., Ltd.	7,600	55,118
	Noritake Co., Ltd.	1,400	43,467
	Noritsu Koki Co., Ltd.	2,700	54,376
	Noritz Corp.	3,900	55,932
	North Pacific Bank, Ltd.	32,300	65,383
#	NS Tool Co., Ltd.	1,000	25,457
	NS United Kaiun Kaisha, Ltd.	1,500	20,297
	NSD Co., Ltd.	6,160	117,916
*	NTN Corp.	51,500	136,029
*	OAK Capital Corp.	5,200	4,612
	Obara Group, Inc.	1,600	61,581
	Oenon Holdings, Inc.	5,000	18,205
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	88,885
	Ohara, Inc.	700	11,809
	Ohashi Technica, Inc.	1,700	21,677
	Ohba Co., Ltd.	1,400	9,773
	Ohmoto Gumi Co., Ltd.	300	14,467
	Ohsho Food Service Corp.	1,200	67,002
	Oiles Corp.	3,673	57,251
*	Oisix ra daichi, Inc.	1,900	56,461
	Oita Bank, Ltd. (The)	1,600	30,767
	Okabe Co., Ltd.	4,000	29,572
	Okamoto Industries, Inc.	1,200	44,302
	Okamoto Machine Tool Works, Ltd.	300	8,094
	Okamura Corp.	7,300	64,067
	Okasan Securities Group, Inc.	19,900	71,610
	Oki Electric Industry Co., Ltd.	9,800	102,379
	Okinawa Cellular Telephone Co.	1,500	66,975
	Okinawa Electric Power Co., Inc. (The)	5,625	75,752
	OKUMA Corp.	2,900	174,113
	Okumura Corp.	3,800	94,712
	Okura Industrial Co., Ltd.	1,400	24,840
	Okuwa Co., Ltd.	3,000	36,276
	Onoken Co., Ltd.	2,900	33,558
	Onward Holdings Co., Ltd.	18,500	43,266
*	Open Door, Inc.	900	15,045
	Optex Group Co., Ltd.	3,300	60,918
*	Optim Corp.	1,200	36,002
	Optorun Co., Ltd.	900	21,244
	Organo Corp.	800	53,158
	Orient Corp.	12,900	14,673
	Origin Co., Ltd.	600	7,719
	Oro Co., Ltd.	700	25,006
	Osaka Organic Chemical Industry, Ltd.	1,800	61,889
	Osaka Soda Co., Ltd.	2,000	48,469
	Osaka Steel Co., Ltd.	1,500	17,230
	OSAKA Titanium Technologies Co., Ltd.	3,300	25,246
	Osaki Electric Co., Ltd.	6,000	33,143
	OSG Corp.	8,600	154,889
	OSJB Holdings Corp.	18,400	45,835
	OUG Holdings, Inc.	500	13,488
	Outsourcing, Inc.	12,300	154,187
	Oyo Corp.	2,700	32,661
#	Ozu Corp.	600	10,920
	Pacific Industrial Co., Ltd.	6,100	63,975

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pacific Metals Co., Ltd.	2,700	$55,648
	Pack Corp. (The)	1,400	34,062
	PAL GROUP Holdings Co., Ltd.	2,800	40,306
	Paramount Bed Holdings Co., Ltd.	2,000	87,591
	Pasona Group, Inc.	2,300	41,325
#	PC Depot Corp.	5,160	27,135
	PCA Corp.	300	13,229
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	8,739
	Penta-Ocean Construction Co., Ltd.	24,900	204,011
	Pickles Corp.	1,200	41,848
	Pilot Corp.	2,500	71,893
	Piolax, Inc.	3,900	56,760
	Poletowin Pitcrew Holdings, Inc.	3,400	37,711
	Premium Group Co., Ltd.	1,600	36,445
	Press Kogyo Co., Ltd.	9,000	26,383
#	Pressance Corp.	1,400	19,703
	Prestige International, Inc.	9,600	84,578
	Prima Meat Packers, Ltd.	3,000	93,677
	Pronexus, Inc.	2,300	23,213
	Prospect Co., Ltd.	44,000	13,392
	Proto Corp.	2,000	19,650
	PS Mitsubishi Construction Co., Ltd.	3,600	20,738
	Punch Industry Co., Ltd.	2,600	10,218
*	QB Net Holdings Co., Ltd.	700	9,185
	Qol Holdings Co., Ltd.	2,600	28,496
	Quick Co., Ltd.	1,500	16,382
	Raito Kogyo Co., Ltd.	4,700	76,651
	Raiznext Corp.	4,600	50,833
	Rasa Corp.	1,400	11,978
	Rasa Industries, Ltd.	800	17,930
	Raysum Co., Ltd.	1,900	16,553
	Relia, Inc.	4,800	65,865
	Renaissance, Inc.	1,600	14,303
	Resorttrust, Inc.	10,200	144,404
	Restar Holdings Corp.	2,800	55,894
	Retail Partners Co., Ltd.	2,000	25,219
	Rheon Automatic Machinery Co., Ltd.	2,000	22,040
	Ricoh Leasing Co., Ltd.	1,900	55,975
#	Ride On Express Holdings Co., Ltd.	1,200	24,322
*	Right On Co., Ltd.	1,500	8,796
	Riken Corp.	1,300	25,611
	Riken Keiki Co., Ltd.	2,000	57,238
	Riken Technos Corp.	5,600	24,284
	Riken Vitamin Co., Ltd.	2,200	28,752
	Rion Co., Ltd.	1,400	43,051
	Riso Kagaku Corp.	2,300	30,408
	Riso Kyoiku Co., Ltd.	10,600	32,251
	Rock Field Co., Ltd.	2,100	30,866
	Rokko Butter Co., Ltd.	1,700	29,712
	Roland DG Corp.	1,800	29,607
	Rorze Corp.	1,400	103,546
	Round One Corp.	6,200	54,006
#*	Rozetta Corp.	700	13,256
	RS Technologies Co., Ltd.	1,200	71,105
*	Ryobi, Ltd.	3,200	36,648
	Ryoden Corp.	2,300	35,414
	Ryosan Co., Ltd.	2,400	53,335
	S Foods, Inc.	2,000	66,502
	S&B Foods, Inc.	600	27,757

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sac's Bar Holdings, Inc.	3,250	$17,292
	Sagami Rubber Industries Co., Ltd.	1,000	11,383
	Saibu Gas Co., Ltd.	3,200	88,142
	Saizeriya Co., Ltd.	3,300	67,351
	Sakai Chemical Industry Co., Ltd.	1,400	27,257
	Sakai Heavy Industries, Ltd.	600	12,287
	Sakai Moving Service Co., Ltd.	1,100	51,112
	Sakai Ovex Co., Ltd.	800	16,697
	Sakata INX Corp.	5,200	52,570
	Sakura Internet, Inc.	1,700	11,609
	Sala Corp.	7,300	39,717
	SAMTY Co., Ltd.	3,600	55,571
	San Holdings, Inc.	800	8,887
	San ju San Financial Group, Inc.	2,700	32,267
	San-A Co., Ltd.	2,000	77,592
	San-Ai Oil Co., Ltd.	7,700	79,159
*	Sanden Holdings Corp.	3,000	11,464
	Sanei Architecture Planning Co., Ltd.	1,300	21,745
	Sangetsu Corp.	5,600	83,628
	San-In Godo Bank, Ltd. (The)	18,100	81,964
*	Sanix, Inc.	2,800	8,669
	Sanken Electric Co., Ltd.	3,000	123,597
	Sanki Engineering Co., Ltd.	5,000	59,417
	Sankyo Co., Ltd.	2,500	71,407
	Sankyo Frontier Co., Ltd.	600	22,365
	Sankyo Seiko Co., Ltd.	4,000	17,678
	Sankyo Tateyama, Inc.	2,800	21,475
#	Sanoh Industrial Co., Ltd.	3,000	25,008
#	Sansei Technologies, Inc.	1,200	6,939
#	Sansha Electric Manufacturing Co., Ltd.	800	6,897
	Sanshin Electronics Co., Ltd.	2,000	35,280
	Sanyo Chemical Industries, Ltd.	1,600	80,204
	Sanyo Denki Co., Ltd.	1,000	59,955
	Sanyo Electric Railway Co., Ltd.	2,000	38,457
	Sanyo Shokai, Ltd.	2,500	14,846
*	Sanyo Special Steel Co., Ltd.	3,000	41,891
	Sanyo Trading Co., Ltd.	2,600	24,167
	Sapporo Holdings, Ltd.	7,300	141,627
	Sato Holdings Corp.	2,700	56,369
	Sato Shoji Corp.	2,600	22,663
#	Satori Electric Co., Ltd.	2,600	18,710
#	Sawada Holdings Co., Ltd.	3,300	29,275
	Sawai Pharmaceutical Co., Ltd.	1,400	63,998
*	Saxa Holdings, Inc.	400	5,419
	SB Technology Corp.	700	20,569
*	SBI Insurance Group Co., Ltd.	1,200	15,715
	SBS Holdings, Inc.	2,300	52,782
	Scala, Inc.	1,600	12,301
#	Scroll Corp.	2,300	18,103
#	SEC Carbon, Ltd.	200	13,060
	Secom Joshinetsu Co., Ltd.	945	34,108
#	Seed Co., Ltd.	1,500	8,643
	Seika Corp.	1,600	20,603
	Seikagaku Corp.	5,200	50,912
	Seikitokyu Kogyo Co., Ltd.	5,600	43,011
	Seiko Holdings Corp.	3,300	44,354
	Seiko PMC Corp.	800	5,710
	Seiren Co., Ltd.	5,800	87,856
	Sekisui Jushi Corp.	3,700	71,449

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Kasei Co., Ltd.	3,500	$17,829
	Senko Group Holdings Co., Ltd.	12,400	115,221
	Senshu Electric Co., Ltd.	1,200	35,406
	Senshu Ikeda Holdings, Inc.	29,200	41,531
*	Senshukai Co., Ltd.	3,000	9,011
	Shibaura Electronics Co., Ltd.	700	20,433
	Shibaura Machine Co., Ltd.	2,300	55,243
	Shibaura Mechatronics Corp.	400	20,349
	Shibusawa Warehouse Co., Ltd. (The)	1,200	24,582
	Shibuya Corp.	2,000	65,956
*	SHIFT, Inc.	200	24,569
	Shiga Bank, Ltd. (The)	4,799	87,773
	Shikibo, Ltd.	900	8,619
	Shikoku Bank, Ltd. (The)	5,400	34,223
	Shikoku Chemicals Corp.	4,600	52,540
	Shikoku Electric Power Co., Inc.	16,000	108,960
	Shima Seiki Manufacturing, Ltd.	3,700	72,952
	Shimizu Bank, Ltd. (The)	1,100	17,565
	Shimojima Co., Ltd.	1,200	15,516
	Shin Nippon Air Technologies Co., Ltd.	600	12,093
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	21,572
	Shinagawa Refractories Co., Ltd.	1,200	30,610
	Shindengen Electric Manufacturing Co., Ltd.	1,400	35,906
	Shin-Etsu Polymer Co., Ltd.	5,000	46,535
#	Shin-Keisei Electric Railway Co., Ltd.	900	19,090
	Shinko Shoji Co., Ltd.	5,200	38,045
	Shinmaywa Industries, Ltd.	8,000	69,388
	Shinnihon Corp.	3,400	27,189
	Shinoken Group Co., Ltd.	3,900	42,979
	Shinsho Corp.	1,000	16,951
	Shinwa Co., Ltd.	900	17,986
	Shinwa Co., Ltd.	1,700	11,288
	Shizuki Electric Co., Inc.	1,600	8,892
	Shizuoka Gas Co., Ltd.	7,200	65,301
	Shoei Co., Ltd.	2,600	105,952
	Shoei Foods Corp.	1,700	60,527
	Shofu, Inc.	1,000	17,892
	Showa Sangyo Co., Ltd.	2,000	59,013
#	SIGMAXYZ, Inc.	1,700	26,924
	Siix Corp.	3,600	52,783
	Sinanen Holdings Co., Ltd.	1,300	36,400
	Sinfonia Technology Co., Ltd.	3,599	49,335
	Sinko Industries, Ltd.	2,400	41,810
	Sintokogio, Ltd.	5,338	36,597
	SK-Electronics Co., Ltd.	1,300	15,784
	SKY Perfect JSAT Holdings, Inc.	17,800	78,177
	SMK Corp.	500	14,277
	Snow Peak, Inc.	1,600	27,264
	SNT Corp.	3,900	7,535
	Soda Nikka Co., Ltd.	3,100	15,491
	Sodick Co., Ltd.	5,800	51,871
	Soft99 Corp.	2,300	26,552
	Softcreate Holdings Corp.	900	22,533
	Software Service, Inc.	400	42,199
#	Soiken Holdings, Inc.	2,200	13,192
	Soken Chemical & Engineering Co., Ltd.	800	14,432
	Solasto Corp.	5,000	75,702
	Soliton Systems K.K.	1,500	24,520
	Sotoh Co., Ltd.	600	4,663

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Space Co., Ltd.	880	$6,499
	Space Value Holdings Co., Ltd.	4,700	30,383
	Sparx Group Co., Ltd.	11,800	33,488
	SPK Corp.	1,000	11,922
	S-Pool, Inc.	4,300	39,382
	SRA Holdings	1,000	24,007
	ST Corp.	2,100	40,223
	St Marc Holdings Co., Ltd.	1,700	23,583
	Star Mica Holdings Co., Ltd.	1,800	19,046
	Star Micronics Co., Ltd.	4,000	60,610
	Starts Corp., Inc.	3,200	82,363
	Starzen Co., Ltd.	1,000	40,303
	Stella Chemifa Corp.	1,500	49,508
	Step Co., Ltd.	1,500	22,010
	Strike Co., Ltd.	600	25,739
	Studio Alice Co., Ltd.	1,100	21,242
#	Subaru Enterprise Co., Ltd.	200	15,860
	Sugimoto & Co., Ltd.	1,500	32,815
	Sumida Corp.	2,400	22,199
	Suminoe Textile Co., Ltd.	900	17,352
	Sumitomo Bakelite Co., Ltd.	4,400	157,818
	Sumitomo Densetsu Co., Ltd.	2,200	54,237
	Sumitomo Mitsui Construction Co., Ltd.	18,992	79,038
	Sumitomo Osaka Cement Co., Ltd.	4,500	136,124
*	Sumitomo Precision Products Co., Ltd.	600	11,118
	Sumitomo Riko Co., Ltd.	5,000	27,959
	Sumitomo Seika Chemicals Co., Ltd.	900	36,963
	Sumitomo Warehouse Co., Ltd. (The)	8,100	98,750
	Sun Frontier Fudousan Co., Ltd.	3,700	31,152
	Suncall Corp.	1,500	6,776
	Sun-Wa Technos Corp.	1,500	14,895
	Suruga Bank, Ltd.	14,300	42,051
	Suzuki Co., Ltd.	1,400	14,986
	SWCC Showa Holdings Co., Ltd.	3,700	57,435
	System Information Co., Ltd.	1,800	19,413
	Systena Corp.	5,800	109,266
	Syuppin Co., Ltd.	1,800	15,931
	T Hasegawa Co., Ltd.	3,600	69,637
	T RAD Co., Ltd.	1,100	14,252
	T&K Toka Co., Ltd.	2,300	18,524
	Tachibana Eletech Co., Ltd.	2,500	37,833
	Tachikawa Corp.	1,100	13,330
	Tachi-S Co., Ltd.	4,300	43,863
	Tadano, Ltd.	12,600	122,930
	Taihei Dengyo Kaisha, Ltd.	2,000	46,953
	Taiho Kogyo Co., Ltd.	1,900	12,899
	Taikisha, Ltd.	2,500	66,664
	Taiko Bank, Ltd. (The)	1,100	13,586
	Taiko Pharmaceutical Co., Ltd.	2,300	34,919
	Taisei Lamick Co., Ltd.	800	21,757
	Taiyo Holdings Co., Ltd.	1,800	107,141
	Takamatsu Construction Group Co., Ltd.	2,100	41,082
	Takamiya Co., Ltd.	1,700	8,954
	Takaoka Toko Co., Ltd.	1,200	17,389
	Takara Holdings, Inc.	3,300	38,469
	Takara Leben Co., Ltd.	9,300	28,037
	Takara Standard Co., Ltd.	4,200	58,721
	Takasago International Corp.	2,100	51,898
	Takasago Thermal Engineering Co., Ltd.	4,700	70,970

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takashimaya Co., Ltd.	18,000	$170,911
	Take And Give Needs Co., Ltd.	1,000	5,464
	TAKEBISHI Corp.	1,400	21,268
	Takeei Corp.	1,900	23,883
	Takeuchi Manufacturing Co., Ltd.	4,400	100,187
	Takihyo Co., Ltd.	200	3,590
	Takisawa Machine Tool Co., Ltd.	1,100	10,488
	Takuma Co., Ltd.	6,500	137,147
	Tama Home Co., Ltd.	1,900	34,864
	Tamron Co., Ltd.	2,000	38,969
	Tamura Corp.	11,000	59,025
	Tanseisha Co., Ltd.	3,800	26,559
	Taoka Chemical Co., Ltd.	200	28,377
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	34,042
	Tayca Corp.	1,900	26,828
	Tbk Co., Ltd.	2,800	11,721
	TDC Soft, Inc.	1,600	14,708
	TechMatrix Corp.	2,900	52,796
	Techno Ryowa, Ltd.	1,500	12,585
	Techno Smart Corp.	700	6,698
	Teikoku Electric Manufacturing Co., Ltd.	3,100	35,934
	Teikoku Sen-I Co., Ltd.	2,300	50,055
	Teikoku Tsushin Kogyo Co., Ltd.	800	8,259
	Tekken Corp.	1,800	31,872
	Tenma Corp.	2,000	40,728
	Terilogy Co., Ltd.	1,600	7,791
	T-Gaia Corp.	2,100	39,203
	TKC Corp.	1,600	105,278
	Toa Corp.	2,600	21,082
	Toa Corp.	2,400	46,937
	Toa Oil Co., Ltd.	1,200	32,212
	TOA ROAD Corp.	300	10,642
	Toagosei Co., Ltd.	13,200	139,884
	Tobishima Corp.	3,420	34,244
	TOC Co., Ltd.	6,100	41,975
	Tocalo Co., Ltd.	6,900	94,021
	Tochigi Bank, Ltd. (The)	19,000	30,861
	Toda Corp.	7,100	50,101
*	Toda Kogyo Corp.	700	14,608
	Toei Co., Ltd.	200	36,390
	Toenec Corp.	1,400	49,133
	Toho Bank, Ltd. (The)	31,300	60,939
#	Toho Co., Ltd.	900	16,220
	Toho Holdings Co., Ltd.	6,800	128,058
	Toho Titanium Co., Ltd.	3,900	31,890
*	Toho Zinc Co., Ltd.	1,700	35,272
	Tohoku Bank, Ltd. (The)	800	8,482
	Tohokushinsha Film Corp.	1,800	11,150
	Tokai Corp.	1,800	34,480
	TOKAI Holdings Corp.	9,000	83,772
	Tokai Rika Co., Ltd.	6,900	113,063
	Tokai Tokyo Financial Holdings, Inc.	25,100	74,252
	Token Corp.	880	68,357
	Tokushu Tokai Paper Co., Ltd.	919	40,270
	Tokuyama Corp.	7,500	187,206
*	Tokyo Base Co., Ltd.	2,400	10,854
	Tokyo Electron Device, Ltd.	1,200	39,257
	Tokyo Energy & Systems, Inc.	4,100	36,882
	Tokyo Individualized Educational Institute, Inc.	1,600	10,326

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Keiki, Inc.	1,800	$16,058
	Tokyo Kiraboshi Financial Group, Inc.	3,924	41,142
#	Tokyo Rakutenchi Co., Ltd.	500	20,547
#*	Tokyo Rope Manufacturing Co., Ltd.	2,400	29,605
	Tokyo Sangyo Co., Ltd.	2,700	15,543
	Tokyo Seimitsu Co., Ltd.	4,000	184,946
	Tokyo Steel Manufacturing Co., Ltd.	13,200	93,111
	Tokyo Tekko Co., Ltd.	1,500	28,519
	Tokyo Theatres Co., Inc.	600	7,266
	Tokyotokeiba Co., Ltd.	1,800	74,580
	Tokyu Construction Co., Ltd.	12,700	63,499
	Tokyu Recreation Co., Ltd.	600	26,837
	Toli Corp.	6,000	13,872
	Tomato Bank, Ltd.	900	8,879
#	Tomen Devices Corp.	400	14,598
	Tomoe Corp.	3,500	12,990
	Tomoe Engineering Co., Ltd.	1,000	19,372
	Tomoku Co., Ltd.	1,500	26,013
	TOMONY Holdings, Inc.	16,800	48,370
	Tomy Co., Ltd.	9,217	79,293
	Tonami Holdings Co., Ltd.	800	41,383
	Topcon Corp.	9,900	119,640
	Toppan Forms Co., Ltd.	7,500	77,327
	Topre Corp.	4,300	59,568
*	Topy Industries, Ltd.	1,800	21,800
	Torex Semiconductor, Ltd.	1,100	14,896
	Toridoll Holdings Corp.	3,100	45,538
	Torigoe Co., Ltd. (The)	2,500	20,107
	Torii Pharmaceutical Co., Ltd.	1,600	49,365
#	Torikizoku Co., Ltd.	1,000	14,046
	Torishima Pump Manufacturing Co., Ltd.	2,000	16,681
	Tosei Corp.	4,200	41,506
	Toshiba TEC Corp.	2,400	89,180
	Tosho Co., Ltd.	1,400	20,641
	Totech Corp.	1,200	31,435
	Totetsu Kogyo Co., Ltd.	2,600	66,753
	Tottori Bank, Ltd. (The)	600	6,364
	Toukei Computer Co., Ltd.	500	18,768
	Tow Co., Ltd.	3,000	7,734
	Towa Bank, Ltd. (The)	4,300	27,206
	Towa Corp.	2,500	46,037
	Towa Pharmaceutical Co., Ltd.	3,000	60,052
	Toyo Construction Co., Ltd.	12,400	61,000
	Toyo Corp.	3,000	32,402
	Toyo Denki Seizo K.K.	1,000	11,024
*	Toyo Engineering Corp.	3,400	14,170
	Toyo Gosei Co., Ltd.	400	49,148
	Toyo Ink SC Holdings Co., Ltd.	4,600	80,800
	Toyo Kanetsu K.K.	1,200	27,558
	Toyo Machinery & Metal Co., Ltd.	2,600	10,839
	Toyo Securities Co., Ltd.	12,000	14,928
	Toyo Seikan Group Holdings, Ltd.	4,800	51,441
	Toyo Tanso Co., Ltd.	1,900	35,007
	Toyo Tire Corp.	4,300	65,306
	Toyobo Co., Ltd.	9,900	124,256
	TPR Co., Ltd.	3,300	44,225
	Trancom Co., Ltd.	700	54,718
#	Transaction Co., Ltd.	2,400	24,192
	Transcosmos, Inc.	1,200	30,085

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tri Chemical Laboratories, Inc.	2,400	$99,034
#	Trusco Nakayama Corp.	3,800	98,365
	TS Tech Co., Ltd.	2,000	57,900
	TSI Holdings Co., Ltd.	8,125	19,498
	Tsubaki Nakashima Co., Ltd.	6,400	73,717
	Tsubakimoto Chain Co.	3,500	90,004
	Tsubakimoto Kogyo Co., Ltd.	400	13,445
	Tsugami Corp.	5,000	81,874
*	Tsukada Global Holdings, Inc.	1,900	5,066
	Tsukishima Kikai Co., Ltd.	4,000	51,651
	Tsukuba Bank, Ltd.	5,500	9,267
	Tsukui Holdings Corp.	5,200	27,922
	Tsumura & Co.	1,100	35,793
	Tsurumi Manufacturing Co., Ltd.	2,000	35,132
	Tsutsumi Jewelry Co., Ltd.	800	13,962
	TV Asahi Holdings Corp.	3,400	65,555
	Tv Tokyo Holdings Corp.	1,500	34,129
	UACJ Corp.	4,503	79,490
	Ube Industries, Ltd.	11,100	210,861
	Uchida Yoko Co., Ltd.	800	32,030
	Ulvac, Inc.	5,400	244,031
*	Uniden Holdings Corp.	1,000	19,538
	Union Tool Co.	900	29,385
	Unipres Corp.	5,500	50,465
	United Arrows, Ltd.	1,800	27,143
	United Super Markets Holdings, Inc.	6,300	68,500
	UNITED, Inc.	1,200	14,778
*	Unitika, Ltd.	10,400	37,951
*	Universal Entertainment Corp.	3,100	71,034
	Ushio, Inc.	11,800	152,607
*	UT Group Co., Ltd.	2,300	70,537
	Utoc Corp.	500	2,242
	V Technology Co., Ltd.	1,200	70,696
	Valor Holdings Co., Ltd.	4,800	113,571
	Valqua, Ltd.	2,400	46,993
	ValueCommerce Co., Ltd.	1,500	41,865
#*	Vector, Inc.	3,300	40,386
	Vertex Corp.	600	10,577
*	Vision, Inc.	2,400	20,475
	Vital KSK Holdings, Inc.	5,900	44,873
	VT Holdings Co., Ltd.	11,300	45,689
	Wacoal Holdings Corp.	5,300	105,693
	Wacom Co., Ltd.	11,900	106,274
	Wakachiku Construction Co., Ltd.	1,700	19,973
	Wakita & Co., Ltd.	5,900	55,959
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	38,912
#	Watahan & Co., Ltd.	2,000	25,742
	WDB Holdings Co., Ltd.	600	14,956
	Weathernews, Inc.	700	32,203
	West Holdings Corp.	2,160	90,521
	Will Group, Inc.	1,500	14,418
	WIN-Partners Co., Ltd.	3,100	32,574
	Wood One Co., Ltd.	600	5,879
	World Co., Ltd.	2,800	32,525
	World Holdings Co., Ltd.	1,000	18,107
	Wowow, Inc.	800	21,709
	Xebio Holdings Co., Ltd.	4,700	39,257
	Yahagi Construction Co., Ltd.	4,200	34,220
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	10,800

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAKUODO Holdings Co., Ltd.	1,000	$23,987
	YAMABIKO Corp.	3,960	48,488
	YAMADA Consulting Group Co., Ltd.	900	8,188
	Yamagata Bank, Ltd. (The)	3,600	34,585
	Yamaguchi Financial Group, Inc.	24,000	136,478
	Yamaichi Electronics Co., Ltd.	3,100	49,029
	YA-MAN, Ltd.	2,800	47,453
	Yamanashi Chuo Bank, Ltd. (The)	4,600	34,827
	Yamatane Corp.	1,000	13,049
	Yamato Corp.	1,400	9,386
	Yamato Kogyo Co., Ltd.	5,700	144,051
	Yamazen Corp.	6,600	61,853
	Yashima Denki Co., Ltd.	2,600	24,223
	Yasuda Logistics Corp.	2,000	17,793
	Yasunaga Corp.	900	10,274
	Yellow Hat, Ltd.	3,600	57,808
	Yodogawa Steel Works, Ltd.	2,400	46,682
	Yokogawa Bridge Holdings Corp.	3,300	61,345
	Yokohama Reito Co., Ltd.	6,700	56,575
	Yokowo Co., Ltd.	1,700	52,550
	Yomeishu Seizo Co., Ltd.	1,000	17,912
	Yondenko Corp.	420	10,957
	Yondoshi Holdings, Inc.	2,300	42,026
	Yorozu Corp.	3,300	38,853
	Yotai Refractories Co., Ltd.	3,000	24,551
	Yuasa Trading Co., Ltd.	2,000	62,533
#	Yumeshin Holdings Co., Ltd.	4,700	32,019
	Yurtec Corp.	6,100	47,792
	Yushin Precision Equipment Co., Ltd.	1,200	10,973
	Yushiro Chemical Industry Co., Ltd.	1,000	10,474
	Zenitaka Corp. (The)	400	17,233
	Zenrin Co., Ltd.	3,800	44,689
	ZIGExN Co., Ltd.	2,200	7,985
	Zuiko Corp.	2,800	28,350
TOTAL JAPAN			59,240,448
NETHERLANDS — (2.6%)
	Aalberts NV	11,558	521,769
*	Accell Group NV	2,336	82,744
	Aegon NV	23,417	97,093
	Aegon NV	17,065	69,796
	AMG Advanced Metallurgical Group NV	2,744	86,898
	Amsterdam Commodities NV	2,318	57,394
	APERAM SA	6,227	269,530
*	Arcadis NV	8,847	310,179
	ASR Nederland NV	16,636	644,880
*	Basic-Fit NV	3,159	108,193
	BE Semiconductor Industries NV	8,077	555,323
*	Beter Bed Holding NV	1,921	13,200
*	Boskalis Westminster	10,371	291,362
*	Brunel International NV	2,547	24,666
	Corbion NV	6,733	393,204
	Euronext NV	5,164	556,146
	Flow Traders	3,614	138,475
	ForFarmers NV	4,983	32,072
*	Fugro NV	8,790	92,068
*	GrandVision NV	2,203	65,432
*	Heijmans NV	2,916	35,750
*	Hunter Douglas NV	685	53,748

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	IMCD NV	6,473	$803,325
*	Intertrust NV	8,872	136,405
*	Kendrion NV	2,182	51,024
*	Koninklijke BAM Groep NV	34,191	67,394
	Koninklijke Vopak NV	1,776	89,888
*	Lucas Bols NV	553	6,509
	Nedap N.V.	608	36,173
*	OCI NV	4,871	101,061
	Ordina NV	14,344	50,071
*	PostNL NV	58,656	241,811
	SBM Offshore NV	19,168	329,016
*	SIF Holding NV	540	11,647
*	Signify NV	13,843	660,533
*	Sligro Food Group NV	3,086	68,568
#	SNS NV	15,156	0
	TKH Group NV	4,150	196,003
*	TomTom NV	7,909	91,991
*	Van Lanschot Kempen NV	1,388	34,525
TOTAL NETHERLANDS			7,475,866
NEW ZEALAND — (0.6%)
*	Air New Zealand, Ltd.	27,512	31,243
	Arvida Group, Ltd.	39,703	50,913
	Chorus, Ltd.	38,812	234,719
	Delegat Group, Ltd.	2,022	21,035
*	Fletcher Building, Ltd.	5,140	22,847
	Freightways, Ltd.	12,407	97,668
	Genesis Energy, Ltd.	23,016	64,556
#*	Gentrack Group, Ltd.	4,745	4,542
	Hallenstein Glasson Holdings, Ltd.	5,327	26,990
	Heartland Group Holdings, Ltd.	49,129	65,276
	Infratil, Ltd.	40,048	206,040
	Investore Property, Ltd.	30,334	49,117
*	Kathmandu Holdings, Ltd.	57,266	52,810
*	New Zealand Refining Co., Ltd. (The)	22,065	7,416
*	NZME, Ltd.	14,069	7,355
	NZX, Ltd.	34,290	50,391
	Oceania Healthcare, Ltd.	31,888	36,008
	PGG Wrightson, Ltd.	1,057	2,502
*	Pushpay Holdings, Ltd.	44,064	51,911
*	Restaurant Brands New Zealand, Ltd.	2,935	24,717
	Sanford, Ltd.	8,585	29,247
	Scales Corp., Ltd.	8,503	29,747
*	Serko, Ltd.	2,845	11,605
	Skellerup Holdings, Ltd.	17,609	49,087
*	SKY Network Television, Ltd.	144,562	17,001
	SKYCITY Entertainment Group, Ltd.	69,531	151,493
*	Steel & Tube Holdings, Ltd.	31,557	20,407
	Summerset Group Holdings, Ltd.	17,784	154,555
*	Synlait Milk, Ltd.	6,969	23,762
*	Tourism Holdings, Ltd.	12,709	20,444
*	TOWER, Ltd.	39,659	19,615
#	Trustpower, Ltd.	4,827	30,073
*	Vista Group International, Ltd.	17,608	18,772
*	Warehouse Group, Ltd. (The)	5,475	12,152
*	Z Energy, Ltd.	36,738	77,573
TOTAL NEW ZEALAND			1,773,589

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	48,103	$35,983
	AF Gruppen ASA	2,219	42,949
*	Akastor ASA	20,811	14,995
*	Aker Solutions ASA	33,242	56,757
	American Shipping Co. ASA	5,693	19,042
*	Asetek A/S	982	12,602
	Atea ASA	7,139	108,621
	Austevoll Seafood ASA	8,309	82,748
#	Avance Gas Holding, Ltd.	4,699	19,749
*	Axactor SE	19,390	19,216
*	B2Holding ASA	15,191	12,608
	Bonheur ASA	2,524	65,608
	Borregaard ASA	12,564	229,946
	Bouvet ASA	136	10,036
*	BW Energy, Ltd.	2,197	6,129
	BW LPG, Ltd.	11,386	74,368
	BW Offshore, Ltd.	10,768	41,915
*	Crayon Group Holding ASA	2,622	36,339
#*	DNO ASA	74,076	58,123
	Elkem ASA	14,559	44,230
	Europris ASA	21,503	119,068
	Fjordkraft Holding ASA	4,098	34,807
	FLEX LNG, Ltd.	3,636	28,978
#	Frontline, Ltd.	11,340	65,522
#*	Grieg Seafood ASA	5,477	50,986
*	Hexagon Composites ASA	13,175	94,700
*	Hexagon Purus Holding A.S.	1,495	10,490
	Kitron ASA	6,811	12,836
#*	Kongsberg Automotive ASA	962,637	36,027
	Medistim ASA	530	15,768
*	Nordic Nanovector ASA	5,457	8,668
*	Nordic Semiconductor ASA	16,200	248,202
	Norway Royal Salmon ASA	1,451	33,051
*	Norwegian Finans Holding ASA	16,387	138,346
	Norwegian Property ASA	953	1,391
#	Ocean Yield ASA	5,542	15,545
*	Odfjell Drilling, Ltd.	9,723	18,952
*	Odfjell SE, Class A	1,000	3,223
*	Olav Thon Eiendomsselskap ASA	1,935	38,374
*	Otello Corp. ASA	9,051	27,050
*	PGS ASA	50,758	20,963
*	Protector Forsikring ASA	8,297	60,166
*	REC Silicon ASA	26,008	55,812
*	Sbanken ASA	11,013	86,637
	Selvaag Bolig ASA	5,226	31,867
*	SpareBank 1 SR-Bank ASA	8,585	94,166
	Stolt-Nielsen, Ltd.	2,682	37,160
*	Subsea 7 SA	5,276	49,320
	TGS NOPEC Geophysical Co. ASA	8,659	115,367
	Treasure ASA	1,741	3,654
	Veidekke ASA	11,063	133,030
*	Wallenius Wilhelmsen ASA	7,933	19,589
	Wilh Wilhelmsen Holding ASA, Class A	1,434	27,994
#*	XXL ASA	10,608	25,700
TOTAL NORWAY			2,755,373
PORTUGAL — (0.3%)
#	Altri SGPS SA	7,954	47,455
*	Banco Comercial Portugues SA, Class R	915,426	126,817

VA International Small Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Corticeira Amorim SGPS SA	1,781	$24,066
*	CTT-Correios de Portugal SA	16,912	48,975
#*	Mota-Engil SGPS SA	12,914	21,665
#	Navigator Co. SA (The)	29,096	87,322
	NOS SGPS SA	35,021	120,768
	REN - Redes Energeticas Nacionais SGPS SA	56,778	161,582
	Semapa-Sociedade de Investimento e Gestao	3,925	41,685
	Sonae SGPS SA	128,614	103,106
TOTAL PORTUGAL			783,441
SINGAPORE — (1.3%)
	Accordia Golf Trust	65,600	1,052
	AEM Holdings, Ltd.	14,200	42,444
	Ascendas India Trust	113,900	128,626
	Best World International, Ltd.	33,400	6,356
	Boustead Projects, Ltd.	6,600	5,007
	Boustead Singapore, Ltd.	40,300	26,861
	Bukit Sembawang Estates, Ltd.	22,400	67,868
	China Aviation Oil Singapore Corp., Ltd.	27,800	23,598
	China Sunsine Chemical Holdings, Ltd.	43,800	14,950
	Chip Eng Seng Corp., Ltd.	45,000	14,370
	Chuan Hup Holdings, Ltd.	87,000	13,416
	ComfortDelGro Corp., Ltd.	216,900	257,370
*	COSCO Shipping International Singapore Co., Ltd.	175,500	35,632
*	Creative Technology, Ltd.	2,650	4,850
	CSE Global, Ltd.	40,000	14,375
	Delfi, Ltd.	20,200	11,120
*	Ezion Holdings, Ltd.	243,320	1,484
#*	Ezra Holdings, Ltd.	229,921	357
	Far East Orchard, Ltd.	11,239	9,062
	First Resources, Ltd.	68,100	79,427
	Fragrance Group, Ltd.	82,000	7,131
	Fraser and Neave, Ltd.	24,800	26,691
	Frasers Property, Ltd.	13,500	12,449
	Frencken Group, Ltd.	41,100	42,232
	GK Goh Holdings, Ltd.	17,813	12,273
*	GL, Ltd.	53,000	28,744
	Golden Agri-Resources, Ltd.	907,000	123,219
	GuocoLand, Ltd.	41,300	48,587
*	Halcyon Agri Corp., Ltd.	25,666	5,699
	Haw Par Corp., Ltd.	13,400	112,819
	Hi-P International, Ltd.	20,600	30,759
	Ho Bee Land, Ltd.	29,800	53,327
	Hong Fok Corp., Ltd.	54,120	28,333
	Hong Leong Asia, Ltd.	16,000	8,862
	Hong Leong Finance, Ltd.	41,500	75,630
	Hotel Grand Central, Ltd.	43,574	33,130
	Hour Glass, Ltd. (The)	27,500	16,509
	Hutchison Port Holdings Trust	591,600	120,814
	Hwa Hong Corp., Ltd.	59,000	12,139
*	Hyflux, Ltd.	27,500	4,587
	IGG, Inc.	107,000	138,682
*	Indofood Agri Resources, Ltd.	28,000	6,344
	Japfa, Ltd.	32,120	20,951
	k1 Ventures, Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	162,413
*	Lian Beng Group, Ltd.	32,800	11,300
*	Mandarin Oriental International, Ltd.	29,400	51,324
	Metro Holdings, Ltd.	51,300	28,583

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Midas Holdings, Ltd.	114,000	$3,089
*	mm2 Asia, Ltd.	48,000	4,881
	NetLink NBN Trust	151,600	108,756
	OUE, Ltd.	48,400	41,508
	Oxley Holdings, Ltd.	84,483	14,213
*	Raffles Education Corp., Ltd.	63,960	6,213
	Raffles Medical Group, Ltd.	106,287	74,561
	Riverstone Holdings, Ltd.	60,800	68,536
*	SATS, Ltd.	49,300	142,314
	SBS Transit, Ltd.	8,500	18,843
	Sembcorp Industries, Ltd.	121,100	149,625
*	Sembcorp Marine, Ltd.	982,722	106,644
	Sheng Siong Group, Ltd.	66,800	81,236
	SIA Engineering Co., Ltd.	34,000	48,306
	SIIC Environment Holdings, Ltd.	58,600	7,973
	Sinarmas Land, Ltd.	108,000	17,931
	Singapore Post, Ltd.	185,900	96,273
#	Singapore Press Holdings, Ltd.	169,700	150,151
	Stamford Land Corp., Ltd.	21,000	5,439
	StarHub, Ltd.	45,300	43,547
	Straits Trading Co., Ltd.	7,100	11,781
	Sunningdale Tech, Ltd.	15,000	18,379
*	Swiber Holdings, Ltd.	17,249	265
	Tuan Sing Holdings, Ltd.	47,091	11,091
	UMS Holdings, Ltd.	31,250	30,336
	United Industrial Corp., Ltd.	16,800	29,563
	UOB-Kay Hian Holdings, Ltd.	36,466	41,155
	Vicom, Ltd.	8,800	14,300
	Wing Tai Holdings, Ltd.	58,870	83,949
	XP Power, Ltd.	1,450	99,310
	Yangzijiang Shipbuilding Holdings, Ltd.	184,700	136,402
	Yeo Hiap Seng, Ltd.	2,482	1,435
TOTAL SINGAPORE			3,649,761
SPAIN — (2.2%)
	Acciona SA	3,109	465,950
	Acerinox SA	19,921	221,191
	Alantra Partners SA	1,872	29,875
	Almirall SA	6,226	85,241
*	Amper SA	88,071	19,975
*	Applus Services SA	14,239	142,415
*	Atresmedia Corp. de Medios de Comunicacion SA	10,142	40,269
*	Azkoyen SA	2,184	13,600
	Banco de Sabadell SA	441,712	192,916
	Bankia SA	110,368	189,169
	Bankinter SA	71,436	400,965
	Befesa SA	2,356	156,344
	Cia de Distribucion Integral Logista Holdings SA	3,876	72,917
	CIE Automotive SA	7,242	190,328
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	115,766
	Ebro Foods SA	9,221	201,056
*	eDreams ODIGEO SA	10,043	45,519
	Elecnor SA	4,118	51,390
	Enagas SA	20,888	460,174
*	Ence Energia y Celulosa SA	19,579	77,090
	Ercros SA	14,096	36,556
	Euskaltel SA	12,030	129,288
	Faes Farma SA	38,360	170,994
	Fluidra SA	4,554	109,544

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fomento de Construcciones y Contratas SA	7,325	$78,161
	Gestamp Automocion SA	10,077	46,684
	Global Dominion Access SA	11,493	52,818
	Grupo Catalana Occidente SA	6,662	226,341
	Grupo Empresarial San Jose SA	2,273	11,700
#*	Grupo Ezentis SA	30,572	15,247
	Iberpapel Gestion SA	963	20,274
*	Indra Sistemas SA	14,501	127,683
	Laboratorios Farmaceuticos Rovi SA	1,642	80,836
*	Liberbank SA	249,756	63,818
	Mapfre SA	55,699	102,220
*	Mediaset Espana Comunicacion SA	15,385	79,086
*	Melia Hotels International SA	16,151	105,620
	Miquel y Costas & Miquel SA	2,523	42,137
*	Neinor Homes SA	3,665	49,359
#*	Obrascon Huarte Lain SA	18,131	11,658
	Pharma Mar SA	1,673	212,644
	Prim SA	846	9,842
*	Promotora de Informaciones SA, Class A	21,413	26,260
	Prosegur Cia de Seguridad SA	24,644	68,336
*	Realia Business SA	40,885	32,508
	Sacyr SA	52,405	114,749
*	Solaria Energia y Medio Ambiente SA	7,492	192,777
*	Solarpack Corp. Tecnologica SA	824	20,799
*	Talgo SA	12,111	55,930
*	Tecnicas Reunidas SA	3,329	43,718
*	Tubacex SA	17,770	28,491
*	Unicaja Banco SA	112,100	77,243
	Vidrala SA	2,137	234,802
	Viscofan SA	4,595	324,471
*	Vocento SA	10,365	13,001
	Zardoya Otis SA	16,103	105,969
TOTAL SPAIN			6,293,714
SWEDEN — (3.8%)
	AcadeMedia AB	9,075	83,233
*	Adapteo Oyj	5,028	52,495
	AddLife AB, Class B	4,264	74,456
*	AddNode Group AB	4,034	127,262
	AddTech AB, Class B	24,616	326,330
*	AF Poyry AB	10,930	298,992
	Alimak Group AB	4,650	77,122
*	Ambea AB	2,236	18,259
*	Annehem Fastigheter AB, Class B	2,916	10,434
	Arjo AB, Class B	23,668	175,792
	Atrium Ljungberg AB, Class B	4,164	80,100
*	Attendo AB	17,845	99,860
	Avanza Bank Holding AB	12,834	349,710
	Beijer Alma AB	4,864	78,521
*	Beijer Electronics Group AB	3,083	15,710
	Bergman & Beving AB	4,110	49,082
	Betsson AB	15,720	147,730
*	BHG Group AB	4,402	82,378
*	Bilia AB, Class A	10,967	135,987
	BioGaia AB, Class B	2,077	115,353
*	Biotage AB	6,310	106,371
*	Bonava AB, Class B	9,951	105,161
*	Boozt AB	2,209	43,986
	Bravida Holding AB	20,665	248,633

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	BTS Group AB, Class B	414	$12,128
*	Bufab AB	4,911	110,648
*	Bulten AB	1,365	14,079
	Bure Equity AB	7,964	264,851
*	Byggmax Group AB	8,034	52,978
	Catena AB	2,748	127,970
*	Cellavision AB	349	12,348
*	Clas Ohlson AB, Class B	4,505	40,949
	Cloetta AB, Class B	30,791	88,179
*	Collector AB	3,491	9,100
*	Coor Service Management Holding AB	8,658	59,164
	Dios Fastigheter AB	12,748	109,094
*	Duni AB	5,155	62,925
	Dustin Group AB	7,661	72,625
	Eastnine AB	3,095	44,750
*	Elanders AB, Class B	1,738	29,575
*	Electrolux Professional AB, Class B	11,845	64,513
#*	Eltel AB	2,122	5,792
*	Enea AB	2,398	68,566
	Eolus Vind AB, Class B	736	18,759
	eWork Group AB	1,140	12,117
*	Fagerhult AB	9,072	54,699
	FastPartner AB, Class A	4,631	48,504
#*	Fingerprint Cards AB, Class B	22,812	53,083
	G5 Entertainment AB	425	20,772
*	Granges AB	14,721	169,012
*	Haldex AB	4,760	28,374
	Heba Fastighets AB, Class B	4,330	54,856
*	Hexatronic Group AB	1,185	13,959
*	HMS Networks AB	2,545	82,511
#*	Hoist Finance AB	7,538	31,112
	Hufvudstaden AB, Class A	1,054	16,098
*	Humana AB	3,640	25,689
	Instalco AB	2,612	83,780
#*	International Petroleum Corp.	9,695	23,125
	Intrum AB	6,916	188,010
	INVISIO AB	1,378	32,598
*	Inwido AB	9,822	133,794
#*	ITAB Shop Concept AB, Class B	1,515	3,852
	JM AB	7,082	247,179
	Karnov Group AB	1,559	10,156
*	Kindred Group P.L.C.	23,558	282,485
	Klovern AB, Class B	88,235	146,179
*	KNOW IT AB	2,857	95,994
	Kungsleden AB	23,412	239,393
	Lagercrantz Group AB, Class B	24,990	215,273
	LeoVegas AB	5,032	20,535
	Lime Technologies AB	225	9,574
	Lindab International AB	13,384	285,479
	Loomis AB	5,957	152,397
*	Medicover AB, Class B	1,480	27,938
*	Mekonomen AB	5,111	57,324
	MIPS AB	2,162	127,847
#*	Modern Times Group MTG AB, Class B	9,738	147,582
*	Momentum Group AB, Class B	3,336	57,998
*	Munters Group AB	2,864	26,850
	Mycronic AB	6,560	183,888
	NCC AB, Class B	6,927	116,012
*	Nederman Holding AB	2,831	45,621

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Nelly Group AB	912	$3,815
*	New Wave Group AB, Class B	6,935	47,915
*	Nobia AB	16,346	127,136
*	Nobina AB	12,314	98,008
*	Nolato AB, Class B	2,276	210,655
*	Nordic Entertainment Group AB, Class B	2,981	155,613
*	Nordic Waterproofing Holding AB	2,253	40,362
	NP3 Fastigheter AB	4,739	71,113
*	Nyfosa AB	21,554	208,262
*	OEM International AB, Class B	1,480	54,979
*	Orexo AB	1,571	8,538
*	Pandox AB	7,862	118,054
*	Peab AB, Class B	16,237	180,860
	Platzer Fastigheter Holding AB, Class B	6,591	77,486
	Pricer AB, Class B	16,074	71,159
	Proact IT Group AB	775	25,946
*	Qliro AB	912	5,386
	Ratos AB, Class B	27,304	125,546
#*	RaySearch Laboratories AB	2,968	30,761
*	Recipharm AB, Class B	7,945	218,790
*	Resurs Holding AB	11,633	63,044
*	Rottneros AB	8,130	8,317
#*	SAS AB	477,410	96,300
*	Scandi Standard AB	8,278	67,049
*	Scandic Hotels Group AB	8,957	33,320
	Sectra AB, Class B	2,449	208,469
#*	Semcon AB	1,445	14,843
*	SkiStar AB	6,071	88,703
*	SSAB AB, Class A	13,639	58,216
#*	SSAB AB, Class B	32,487	124,976
*	Systemair AB	2,722	85,325
*	Thule Group AB	2,840	105,313
	Troax Group AB	4,497	104,774
*	VBG Group AB, Class B	1,749	34,946
	Vitec Software Group AB, Class B	647	23,148
	Wihlborgs Fastigheter AB	14,693	301,736
TOTAL SWEDEN			11,042,462
SWITZERLAND — (6.3%)
	Allreal Holding AG	1,908	415,639
	ALSO Holding AG	903	242,391
*	ams AG	28,930	723,620
*	APG SGA SA	152	32,119
*	Arbonia AG	6,387	101,789
*	Aryzta AG	77,285	67,907
*	Autoneum Holding AG	308	55,198
	Bachem Holding AG, Class B	489	195,338
	Baloise Holding AG	827	138,491
	Banque Cantonale de Geneve	373	64,838
	Banque Cantonale Vaudoise	1,964	207,815
#*	Basilea Pharmaceutica AG	220	12,585
	Belimo Holding AG	55	423,849
	Bell Food Group AG	268	73,465
	Bellevue Group AG	1,225	47,922
	Berner Kantonalbank AG	648	161,472
	BKW AG	2,717	310,353
#	Bobst Group SA	1,229	88,185
	Bossard Holding AG, Class A	800	183,466
	Bucher Industries AG	839	396,977

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	272	$93,972
	Burkhalter Holding AG	430	30,863
*	Calida Holding AG	895	34,642
*	Carlo Gavazzi Holding AG	62	12,609
	Cembra Money Bank AG	3,288	357,232
	Cicor Technologies, Ltd.	259	13,654
	Cie Financiere Tradition SA	285	35,438
	Clariant AG	22,472	477,439
	Coltene Holding AG	598	64,241
	Comet Holding AG	357	81,548
	Conzzeta AG	187	238,939
	Daetwyler Holding AG	122	35,030
	DKSH Holding AG	4,514	363,041
	dormakaba Holding AG	369	221,156
*	Dottikon Es Holding AG	120	26,001
*	Dufry AG	6,371	342,541
	EFG International AG	12,650	87,425
	Emmi AG	260	270,322
	Energiedienst Holding AG	1,617	55,363
#*	Evolva Holding SA	115,096	28,879
#*	Feintool International Holding AG	183	10,861
*	Fenix Outdoor International AG	523	67,632
*	Flughafen Zurich AG	2,360	388,864
	Forbo Holding AG	133	226,453
	Fundamenta Real Estate AG	520	10,069
	Galenica AG	5,289	349,365
#*	GAM Holding AG	23,150	54,898
	Georg Fischer AG	501	625,814
	Gurit Holding AG	55	161,635
	Helvetia Holding AG	4,587	459,464
*	Hiag Immobilien Holding AG	899	104,381
#*	HOCHDORF Holding AG	130	8,982
	Huber & Suhner AG	2,193	180,637
	Hypothekarbank Lenzburg AG	9	42,812
	Implenia AG	2,488	69,594
*	Ina Invest Holding AG	498	10,212
	Inficon Holding AG	197	213,619
	Interroll Holding AG	69	227,168
	Intershop Holding AG	164	110,358
	Investis Holding SA	526	51,914
*	IWG P.L.C.	82,435	352,341
*	Jungfraubahn Holding AG	563	86,906
	Kardex Holding AG	792	175,476
*	Komax Holding AG	474	121,271
#	Kudelski SA	6,965	39,607
	Landis & Gyr Group AG	1,444	106,383
*	Lastminute.com NV	995	25,767
	LEM Holding SA	50	102,260
	Liechtensteinische Landesbank AG	1,746	99,817
	Luzerner Kantonalbank AG	449	200,348
*	Meier Tobler Group AG	348	5,100
	Metall Zug AG	26	46,942
	Mobilezone Holding AG	5,469	58,583
	Mobimo Holding AG	987	310,864
	Novavest Real Estate AG	287	14,155
	OC Oerlikon Corp. AG	25,771	264,869
#*	Orascom Development Holding AG	1,611	18,187
	Orior AG	755	61,361
*	Peach Property Group AG	313	15,035

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Phoenix Mecano AG	95	$50,208
	Plazza AG, Class A	250	86,947
	PSP Swiss Property AG	5,028	643,276
	Rieter Holding AG	458	47,180
	Romande Energie Holding SA	46	60,933
	Schaffner Holding AG	70	15,001
	Schweiter Technologies AG	165	285,333
*	Sensirion Holding AG	223	14,592
	SFS Group AG	1,898	239,850
	Siegfried Holding AG	467	337,787
	SIG Combibloc Group AG	19,875	471,730
	Softwareone Holding AG	1,391	43,436
	St Galler Kantonalbank AG	390	178,829
	Sulzer AG	2,117	228,061
	Swiss Prime Site AG	3,811	370,398
#*	Swiss Steel Holding AG	75,342	21,664
	Swissquote Group Holding SA	1,186	128,821
	Tecan Group AG	169	81,768
	Thurgauer Kantonalbank	118	13,507
	TX Group AG	438	34,882
	u-blox Holding AG	1,047	82,330
	Valiant Holding AG	1,754	167,789
*	Valora Holding AG	456	87,212
	Varia US Properties AG	834	35,552
	VAT Group AG	3,471	963,686
	Vaudoise Assurances Holding SA	181	93,997
*	Vetropack Holding AG	1,500	99,094
*	Von Roll Holding AG	1,435	1,190
	Vontobel Holding AG	3,439	277,852
	VP Bank AG	510	63,015
	VZ Holding AG	1,520	128,234
*	V-ZUG Holding AG	260	26,074
	Walliser Kantonalbank	485	54,452
	Warteck Invest AG	28	73,282
#	Ypsomed Holding AG	243	41,069
	Zehnder Group AG	1,375	100,575
	Zug Estates Holding AG, Class B	41	89,098
	Zuger Kantonalbank AG	19	138,215
TOTAL SWITZERLAND			18,170,677
UNITED KINGDOM — (13.3%)
*	4imprint Group P.L.C.	2,763	90,256
	888 Holdings P.L.C.	29,294	120,927
*	A.G. Barr P.L.C.	11,359	76,051
*	AA P.L.C.	61,811	29,424
	Advanced Medical Solutions Group P.L.C	3,253	10,115
	Afren P.L.C.	57,931	0
	Aggreko P.L.C.	29,652	235,187
	AJ Bell P.L.C.	15,829	93,076
	Alliance Pharma P.L.C.	38,308	45,450
	Anglo Pacific Group P.L.C.	21,654	37,373
	Anglo-Eastern Plantations P.L.C.	1,293	10,735
*	AO World P.L.C.	5,559	23,664
*	Appreciate Group P.L.C	13,054	7,206
	Aptitude Software Group P.L.C.	490	3,975
*	Arrow Global Group P.L.C.	17,804	50,970
*	Ascential P.L.C.	27,857	126,144
	Ashmore Group P.L.C.	37,560	231,427
*	ASOS P.L.C.	1,090	66,599

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Avon Rubber P.L.C.	4,443	$187,801
*	Babcock International Group P.L.C.	67,058	213,214
*	Balfour Beatty P.L.C.	85,249	313,915
*	Bank of Georgia Group P.L.C.	4,639	72,767
	Beazley P.L.C.	67,496	287,283
	Begbies Traynor Group P.L.C.	7,753	12,170
	Bellway P.L.C.	12,375	465,436
*	Biffa P.L.C.	24,784	77,665
	Bloomsbury Publishing P.L.C.	9,948	41,531
#	Bodycote P.L.C.	23,492	225,153
*	Boohoo Group P.L.C.	9,921	45,864
	Brewin Dolphin Holdings P.L.C.	35,325	142,117
	Britvic P.L.C.	28,735	292,423
*	Burford Capital, Ltd.	7,640	64,707
	Cairn Energy P.L.C.	71,121	175,450
*	Capita P.L.C.	137,424	65,527
*	Card Factory P.L.C.	36,595	17,878
	CareTech Holdings P.L.C.	7,585	50,683
	Carr's Group P.L.C.	4,336	8,005
	Castings P.L.C.	4,744	24,662
	Centamin P.L.C.	152,243	238,267
	Central Asia Metals P.L.C.	10,032	30,062
*	Centrica P.L.C.	452,991	320,111
	Chemring Group P.L.C.	38,684	156,341
	Chesnara P.L.C.	18,041	68,935
#	Cineworld Group P.L.C.	74,014	77,581
*	Circassia Group P.L.C.	12,752	4,287
	City of London Investment Group P.L.C.	1,712	10,920
	Clarkson P.L.C.	3,821	130,506
	Clinigen Group P.L.C.	6,338	66,081
	Clipper Logistics P.L.C.	3,172	23,292
	Close Brothers Group P.L.C.	21,062	405,917
	CLS Holdings P.L.C.	19,418	56,900
	CMC Markets P.L.C.	10,400	57,235
*	Coats Group P.L.C.	103,557	86,912
	Computacenter P.L.C.	9,400	300,917
	Concentric AB	5,416	118,259
	ContourGlobal P.L.C.	6,337	17,310
	ConvaTec Group P.L.C.	11,201	30,646
*	Costain Group P.L.C.	10,708	8,446
	Countryside Properties P.L.C.	51,102	300,819
	Cranswick P.L.C.	5,908	275,563
*	Crest Nicholson Holdings P.L.C.	31,067	137,212
*	CVS Group P.L.C.	6,147	128,621
	Daily Mail & General Trust P.L.C., Class A	14,951	157,085
*	De La Rue P.L.C.	19,364	43,798
	Debenhams P.L.C.	107,504	0
	Devro P.L.C.	18,673	43,717
*	DFS Furniture P.L.C.	18,806	55,316
*	Dialight P.L.C.	1,573	5,382
*	Dialog Semiconductor P.L.C.	9,400	591,712
*	Dignity P.L.C.	5,679	44,632
	Diploma P.L.C.	15,240	481,563
	DiscoverIE Group P.L.C.	8,605	79,727
	Diversified Gas & Oil P.L.C.	12,391	19,505
*	Dixons Carphone P.L.C.	128,311	192,529
	Domino's Pizza Group P.L.C.	53,047	238,641
	dotdigital group P.L.C.	6,213	15,081
	Drax Group P.L.C.	63,270	323,078

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Dunelm Group P.L.C.	12,393	$195,391
	easyJet P.L.C.	6,848	67,817
	EKF Diagnostics Holdings P.L.C.	28,411	26,571
	Electrocomponents P.L.C.	49,194	589,161
*	Elementis P.L.C.	75,875	114,341
	EMIS Group P.L.C.	5,893	93,240
*	EnQuest P.L.C.	139,312	23,490
*	Equiniti Group P.L.C.	47,466	75,585
*	Essentra P.L.C.	35,380	139,428
	Euromoney Institutional Investor P.L.C.	11,592	150,810
	FDM Group Holdings P.L.C.	9,533	130,376
	Ferrexpo P.L.C.	46,878	180,755
	Fevertree Drinks P.L.C.	11,648	388,526
*	First Derivatives P.L.C.	772	31,781
*	Firstgroup P.L.C.	183,986	180,120
*	Forterra P.L.C.	19,451	69,066
*	Foxtons Group P.L.C.	34,139	23,904
*	Frasers Group P.L.C.	21,667	126,300
*	Frontier Developments P.L.C.	639	27,609
	Fuller Smith & Turner P.L.C., Class A	4,390	48,411
*	G4S P.L.C.	172,346	611,710
*	Galliford Try Holdings P.L.C.	19,567	32,783
	Games Workshop Group P.L.C.	4,517	637,395
	Gamesys Group P.L.C.	7,493	130,278
	Gamma Communications P.L.C.	3,240	71,090
*	Gem Diamonds, Ltd.	14,716	9,644
	Genel Energy P.L.C.	14,140	28,597
	Genus P.L.C.	722	48,499
*	Georgia Capital P.L.C.	3,318	22,868
*	Go-Ahead Group P.L.C. (The)	8,934	120,204
	GoCo Group P.L.C.	37,856	63,734
*	Gooch & Housego P.L.C.	327	6,102
	Grafton Group P.L.C.	27,984	330,415
	Grainger P.L.C.	72,289	262,841
*	Greggs P.L.C.	12,425	352,058
*	Gulf Keystone Petroleum, Ltd.	29,820	54,506
*	Gym Group P.L.C. (The)	13,715	39,466
	Halfords Group P.L.C.	23,225	86,698
*	Hays P.L.C.	197,959	378,847
*	Headlam Group P.L.C.	13,204	70,825
	Helical P.L.C.	15,637	80,988
	Henry Boot P.L.C.	13,323	49,546
	Hill & Smith Holdings P.L.C.	9,624	177,648
	Hilton Food Group P.L.C.	7,490	102,930
*	Hiscox, Ltd.	25,046	319,465
	Hochschild Mining P.L.C.	37,929	119,178
	Hollywood Bowl Group P.L.C.	14,164	37,897
*	Hostelworld Group P.L.C.	3,800	3,878
*	Howden Joinery Group P.L.C.	24,041	220,430
	Hunting P.L.C.	24,879	67,964
#*	Hurricane Energy P.L.C.	61,503	2,132
*	Hyve Group P.L.C.	30,769	42,856
*	Ibstock P.L.C.	53,200	149,998
*	IDOX P.L.C.	25,839	18,791
	IG Group Holdings P.L.C.	43,731	448,158
	IMI P.L.C.	31,889	542,706
	Impax Asset Management Group P.L.C.	1,607	17,589
*	Inchcape P.L.C.	47,648	431,851
*	Indivior P.L.C.	91,954	172,426

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings P.L.C.	16,604	$124,219
*	International Personal Finance P.L.C.	23,747	26,037
	Interserve P.L.C.	22,564	0
	Investec P.L.C.	63,265	163,751
	iomart Group P.L.C.	10,345	45,128
*	IP Group P.L.C.	98,163	127,302
*	ITV P.L.C.	37,612	54,371
*	J D Wetherspoon P.L.C.	10,655	167,679
	James Fisher & Sons P.L.C.	6,723	91,733
	James Halstead P.L.C.	6,238	42,182
*	JET2 P.L.C.	10,440	187,940
	John Laing Group P.L.C.	50,848	219,710
*	John Menzies P.L.C.	11,780	33,469
*	John Wood Group P.L.C.	72,360	289,061
*	Johnson Service Group P.L.C.	15,666	28,368
	Jupiter Fund Management P.L.C.	58,185	227,800
*	Just Group P.L.C.	109,347	114,057
	Kainos Group P.L.C.	6,118	103,760
	KAZ Minerals P.L.C.	26,534	262,435
	Keller Group P.L.C.	9,571	99,322
*	Kier Group P.L.C.	31,248	32,935
*	Kin & Carta P.L.C.	23,381	45,834
*	Lamprell P.L.C.	23,029	21,127
	Lancashire Holdings, Ltd.	27,531	256,184
	Liontrust Asset Management P.L.C.	1,740	30,461
*	Lookers P.L.C.	40,298	21,810
*	LSL Property Services P.L.C.	11,392	36,673
*	M&C Saatchi P.L.C.	3,423	4,688
	Macfarlane Group P.L.C.	6,000	7,416
	Man Group P.L.C.	179,299	357,938
*	Marks & Spencer Group P.L.C.	96,228	185,856
*	Marshalls P.L.C.	26,672	236,765
*	Marston's P.L.C.	82,294	92,427
	McBride P.L.C.	30,429	32,854
*	McCarthy & Stone P.L.C.	44,347	72,652
*	Mears Group P.L.C.	19,018	39,888
	Mediclinic International P.L.C.	46,009	181,933
*	Meggitt P.L.C.	45,583	246,495
*	Metro Bank P.L.C.	1,363	2,203
*	Micro Focus International P.L.C.	2,624	15,825
*	Midwich Group P.L.C.	1,611	10,174
*	Mitchells & Butlers P.L.C.	30,648	124,795
*	Mitie Group P.L.C.	185,228	121,397
*	MJ Gleeson P.L.C.	5,541	54,718
	Moneysupermarket.com Group P.L.C.	53,903	196,611
	Morgan Advanced Materials P.L.C.	39,270	156,555
	Morgan Sindall Group P.L.C.	4,246	85,975
	Morses Club P.L.C.	4,600	3,333
	Mortgage Advice Bureau Holdings, Ltd.	1,833	22,557
*	Motorpoint group P.L.C.	7,418	29,443
	MP Evans Group P.L.C.	799	6,968
	N Brown Group P.L.C.	29,795	25,165
*	Naked Wines P.L.C.	7,043	69,172
*	National Express Group P.L.C.	70,707	241,674
	NCC Group P.L.C.	31,420	105,984
*	Next Fifteen Communications Group P.L.C.	3,382	28,654
	Nichols P.L.C.	707	12,582
	Ninety One P.L.C.	27,729	88,502
*	Norcros P.L.C.	7,961	23,060

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Numis Corp. P.L.C.	6,616	$29,827
*	On the Beach Group P.L.C.	11,039	49,741
*	OSB Group P.L.C.	20,492	115,116
*	Oxford Instruments P.L.C.	5,860	158,250
*	Pagegroup P.L.C.	33,456	205,511
	Pan African Resources P.L.C.	263,769	81,331
	Paragon Banking Group P.L.C.	35,828	222,014
	PayPoint P.L.C.	7,784	66,165
*	Pendragon P.L.C.	178,766	34,078
*	Petrofac, Ltd.	28,206	45,860
#*	Petropavlovsk P.L.C.	432,055	170,793
	Pets at Home Group P.L.C.	72,839	399,336
*	Pharos Energy P.L.C.	20,801	5,449
*	Photo-Me International P.L.C.	40,883	26,253
*	Playtech P.L.C.	34,619	219,750
	Plus500, Ltd.	9,377	172,034
	Polar Capital Holdings P.L.C.	7,480	65,649
*	Polypipe Group P.L.C.	24,923	174,941
	Porvair P.L.C.	3,538	26,843
*	PPHE Hotel Group, Ltd.	814	15,056
*	Premier Foods P.L.C.	78,429	100,445
#*	Premier Oil P.L.C.	87,623	22,626
*	Provident Financial P.L.C.	13,265	44,378
*	PureTech Health P.L.C.	20,868	113,759
	PZ Cussons P.L.C.	27,657	93,668
	QinetiQ Group P.L.C.	71,703	294,467
	Quilter P.L.C.	194,148	411,271
	Rank Group P.L.C.	24,101	41,086
	Rathbone Brothers P.L.C.	6,710	147,280
*	Raven Property Group, Ltd.	25,607	9,511
*	Reach P.L.C.	50,217	131,867
	Redde Northgate P.L.C.	21,305	71,330
*	Redrow P.L.C.	33,289	239,047
	Renew Holdings P.L.C.	4,833	34,517
*	Renewi P.L.C.	93,344	50,994
*	Renishaw P.L.C.	3,228	264,448
*	Restaurant Group P.L.C. (The)	20,889	19,472
	Rhi Magnesita NV	1,651	90,196
	Rhi Magnesita NV	1,947	103,233
	Ricardo P.L.C.	5,446	29,026
*	RM P.L.C.	8,839	26,584
	Robert Walters P.L.C.	5,699	43,022
	Rotork P.L.C.	97,235	431,224
*	Royal Mail P.L.C.	122,790	678,347
*	RPS Group P.L.C.	39,439	39,410
	RWS Holdings P.L.C.	17,015	136,678
	S&U P.L.C.	354	10,013
	Sabre Insurance Group P.L.C.	20,051	69,605
*	Saga P.L.C.	6,871	23,128
	Sanne Group P.L.C.	5,284	39,951
*	Savills P.L.C.	15,694	225,383
*	Scapa Group P.L.C.	14,247	42,533
*	Senior P.L.C.	81,040	105,490
*	Serco Group P.L.C.	5,830	9,313
	Severfield P.L.C.	28,520	27,339
*	SIG P.L.C.	138,693	54,752
*	Signature Aviation P.L.C.	97,981	550,477
	Smart Metering Systems P.L.C.	4,717	44,122
	Softcat P.L.C.	13,747	283,068

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	SolGold P.L.C.	16,846	$6,652
	Spectris P.L.C.	14,576	603,890
*	Speedy Hire P.L.C.	40,705	37,320
*	Spire Healthcare Group P.L.C.	44,227	97,792
	Spirent Communications P.L.C.	80,646	262,469
*	Sportech P.L.C.	13,686	5,165
	SSP Group P.L.C.	53,386	211,167
	St. Modwen Properties P.L.C.	33,188	175,795
	Stagecoach Group P.L.C.	35,849	36,234
*	SThree P.L.C.	13,227	58,232
*	Stobart Group, Ltd.	42,560	20,401
	Stock Spirits Group P.L.C.	24,762	92,117
	Strix Group P.L.C.	16,033	50,066
*	Studio Retail Group P.L.C.	5,420	21,516
*	STV Group P.L.C.	2,980	13,851
*	Superdry P.L.C.	4,673	13,276
	Synthomer P.L.C.	42,209	248,066
	TalkTalk Telecom Group P.L.C.	82,142	109,805
	Tate & Lyle P.L.C.	50,269	473,465
*	Ted Baker P.L.C.	8,333	11,486
	Telecom Plus P.L.C.	7,802	138,966
*	Telit Communications P.L.C.	10,362	29,073
*	TEN Entertainment Group P.L.C.	6,886	19,375
	Thomas Cook Group P.L.C.	133,576	0
*	TI Fluid Systems P.L.C.	3,961	13,765
*	Topps Tiles P.L.C.	21,096	18,956
	TP ICAP P.L.C.	72,225	220,190
*	Travis Perkins P.L.C.	30,483	560,959
	Trellus Health , Ltd.	1,748	0
	Trifast P.L.C.	13,605	26,051
*	TT Electronics P.L.C.	27,878	77,949
#*	Tullow Oil P.L.C.	184,058	64,181
*	Tyman P.L.C.	7,607	36,041
*	U & I Group P.L.C.	21,649	25,736
	UDG Healthcare P.L.C.	25,191	280,879
	Ultra Electronics Holdings P.L.C.	9,889	269,413
*	Vectura Group P.L.C.	75,025	119,871
	Vertu Motors P.L.C.	37,928	16,391
	Vesuvius P.L.C.	29,496	200,618
	Victrex P.L.C.	10,684	341,546
*	Virgin Money UK P.L.C.	101,790	179,432
*	Vistry Group P.L.C.	26,180	301,497
*	Vitec Group P.L.C. (The)	4,188	54,787
	Vivo Energy P.L.C.	6,394	6,770
	Volex P.L.C.	13,025	57,607
*	Volution Group P.L.C.	17,166	68,481
	Vp P.L.C.	3,850	41,993
*	Watches of Switzerland Group P.L.C.	1,210	10,587
	Watkin Jones P.L.C.	15,756	42,233
*	Weir Group P.L.C (The)	18,262	471,817
	WH Smith P.L.C.	12,939	270,185
*	William Hill P.L.C.	141,047	521,215
*	Wilmington P.L.C.	6,879	15,130
	Wincanton P.L.C.	11,795	46,678
*	Wizz Air Holdings P.L.C.	622	37,114
*	Xaar P.L.C.	10,372	19,161
TOTAL UNITED KINGDOM			38,761,485

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.3%)
*	Arko Corp.	4,209	$36,594
*	Golden Star Resources, Ltd.	9,815	36,842
	Ovintiv, Inc.	24,174	380,168
	Primo Water Corp.	18,495	286,085
TOTAL UNITED STATES			739,689
TOTAL COMMON STOCKS			272,669,922
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Biotest AG	2,447	82,978
	Draegerwerk AG & Co. KGaA	1,318	112,390
	Fuchs Petrolub SE	6,813	387,644
	Jungheinrich AG	5,624	256,431
	Sixt SE	1,905	129,077
	STO SE & Co. KGaA	368	58,402
	Villeroy & Boch AG	1,074	20,370
TOTAL GERMANY			1,047,292
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	390	1,082
*	Pan American Silver Corp. Rights 02/22/29	19,894	15,318
TOTAL CANADA			16,400
FRANCE — (0.0%)
*	Technicolor SA Warrants 09/22/24	783	243
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	3,348	36
*	HolidayCheck Group AG Rights 02/04/21	3,303	601
TOTAL GERMANY			637
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0
SPAIN — (0.0%)
*	Sacyr SA Rights 02/03/21	52,406	2,608
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	9,738	18,156
TOTAL RIGHTS/WARRANTS			38,044
TOTAL INVESTMENT SECURITIES (Cost $244,974,793)			273,755,258

			Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	1,431,826	16,567,663
TOTAL INVESTMENTS — (100.0%)
(Cost $261,540,416)^^			$290,322,921

VA International Small Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,243	$20,429,121	—	$20,434,364
Austria	—	4,322,549	—	4,322,549
Belgium	36,190	4,057,303	—	4,093,493
Canada	29,656,930	21,118	—	29,678,048
China	—	395,465	—	395,465
Denmark	—	6,152,521	—	6,152,521
Finland	—	7,688,818	—	7,688,818
France	38,728	10,995,286	—	11,034,014
Germany	89,580	17,804,538	—	17,894,118
Hong Kong	6,135	6,178,315	—	6,184,450
Ireland	—	1,022,754	—	1,022,754
Israel	99,623	3,686,730	—	3,786,353
Italy	—	9,296,470	—	9,296,470
Japan	—	59,240,448	—	59,240,448
Netherlands	69,796	7,406,070	—	7,475,866
New Zealand	—	1,773,589	—	1,773,589
Norway	10,490	2,744,883	—	2,755,373
Portugal	—	783,441	—	783,441
Singapore	—	3,649,761	—	3,649,761
Spain	—	6,293,714	—	6,293,714
Sweden	33,559	11,008,903	—	11,042,462
Switzerland	26,001	18,144,676	—	18,170,677
United Kingdom	136,926	38,624,559	—	38,761,485
United States	739,689	—	—	739,689
Preferred Stocks
Germany	—	1,047,292	—	1,047,292
Rights/Warrants
Canada	—	16,400	—	16,400
France	—	243	—	243
Germany	—	637	—	637
Spain	—	2,608	—	2,608
Sweden	—	18,156	—	18,156
Securities Lending Collateral	—	16,567,663	—	16,567,663
TOTAL	$30,948,890	$259,374,031	—	$290,322,921

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.4%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.174%, 04/16/21	5,000	$5,000,574
BONDS — (25.4%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.230%, 12/15/21	6,000	5,999,520
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.227%, 12/15/21	6,600	6,601,188
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.300%, 09/10/21	3,000	3,002,548
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)Ω	0.682%, 05/17/21	2,000	2,002,743
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.685%, 04/13/21	710	710,604
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	1.023%, 08/27/21	1,844	1,852,204
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r)	0.529%, 02/02/21	3,990	3,990,000
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)Ω	1.055%, 09/06/21	1,000	1,004,780
Dexia Credit Local SA
	1.875%, 09/15/21	1,000	1,010,284
		Face Amount	Value†
		(000)

European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r)Ω	0.348%, 03/24/21	1,000	$1,000,270
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)	0.350%, 06/10/22	2,750	2,753,799
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.198%, 10/25/21	4,000	3,999,360
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.316%, 09/16/22	4,000	4,007,840
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.314%, 10/12/21	8,000	8,001,584
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.192%, 01/13/23	3,500	3,500,414
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.260%, 08/23/21	2,000	2,001,140
International Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.18%, FRN
(r)	0.397%, 12/15/21	1,000	1,001,580
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.260%, 03/12/21	1,000	1,000,113
(r)	0.260%, 03/12/21	850	850,096
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.285%, 02/24/22	2,500	2,501,750

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.356%, 09/08/21	1,000	$1,000,510
	Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.272%, 02/17/21	2,200	2,200,154
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.404%, 03/15/22	9,200	9,217,664
	Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.287%, 12/15/21	3,000	3,001,860
	NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.253%, 02/08/21	3,200	3,200,064
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.223%, 11/22/21	1,000	999,982
	Royal Bank Of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.602%, 04/30/21	2,000	2,001,790
	Svenska Handelsbanken AB
	2.450%, 03/30/21	6,500	6,523,778
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.346%, 08/13/21	1,698	1,698,593
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.475%, 06/23/21	1,330	1,331,411
	Westpac Banking Corp.
	2.100%, 05/13/21	1,246	1,252,616
	TOTAL BONDS		89,220,239
U.S. TREASURY OBLIGATIONS — (13.3%)
	U.S. Treasury Bills
#	0.043%, 02/04/21	4,500	4,499,986
#	0.091%, 02/11/21	500	499,994
	0.051%, 03/23/21	1,500	1,499,885
		Face Amount	Value†
		(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.135%, 07/31/22	32,000	$32,009,796
(r)	0.135%, 10/31/22	750	750,236
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.194%, 04/30/22	7,300	7,307,342
TOTAL U.S. TREASURY OBLIGATIONS			46,567,239
CERTIFICATES OF DEPOSIT — (1.3%)
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.230%, 02/11/22	1,500	1,500,349
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.393%, 05/28/21	3,000	3,001,783
TOTAL CERTIFICATES OF DEPOSIT			4,502,132
TOTAL INVESTMENT SECURITIES (Cost $145,229,769)			145,290,184

COMMERCIAL PAPER — (55.6%)
Australia & New Zealand Banking Group, Ltd.
Ω	0.180%, 03/09/21	7,250	7,249,136
Banque Et Caisse d’Epargne de l’Etat
	0.200%, 03/02/21	5,000	4,999,596
	0.180%, 03/04/21	1,500	1,499,868
	0.150%, 06/10/21	3,000	2,998,482
BNG Bank NV
Ω	0.010%, 03/03/21	5,000	4,999,477
Ω	0.010%, 03/08/21	2,000	1,999,745
	0.190%, 04/27/21	3,000	2,998,973
Caisse Des Depots Et Consignations
Ω	0.180%, 02/02/21	2,500	2,499,975
Ω	0.173%, 02/25/21	2,750	2,749,746
Ω	0.190%, 03/03/21	4,000	3,999,516
CDP Financial, Inc.
Ω	0.240%, 07/15/21	2,000	1,998,831
	0.160%, 07/12/21	2,000	1,998,861
Commonwealth Bank of Australia
Ω	0.190%, 03/05/21	1,400	1,399,846
Ω	0.220%, 02/23/21	1,500	1,499,889

VA Short-Term Fixed Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Corpoerative Centrale Bank
	0.200%, 05/13/21	5,000	$4,997,906
DNB NOR Bank ASA
	0.165%, 06/24/21	3,500	3,497,871
	0.162%, 07/30/21	4,000	3,996,744
Equinor ASA
Ω	0.183%, 02/17/21	4,000	3,999,842
Ω	0.180%, 02/23/21	4,000	3,999,769
Ω	0.010%, 03/11/21	2,000	1,999,779
Erste Abwicklungsanstalt
Ω	0.223%, 02/22/21	1,750	1,749,873
	0.150%, 06/01/21	4,000	3,997,786
European Investment Bank
	0.170%, 02/05/21	3,500	3,499,939
	0.110%, 03/16/21	2,000	1,999,691
Exxon Mobil Corp.
	0.400%, 02/01/21	4,500	4,499,974
FMS Wertmanagement
Ω	0.230%, 03/25/21	250	249,954
	0.160%, 04/14/21	6,750	6,747,961
	0.160%, 04/16/21	1,000	999,686
	0.160%, 04/26/21	1,250	1,249,526
Landesbank Hessen-Thuringen
Ω	0.170%, 02/05/21	2,905	2,904,938
Ω	0.200%, 02/19/21	2,000	1,999,879
	0.180%, 04/06/21	4,250	4,248,798
National Australia Bank, Ltd.
Ω	0.180%, 02/03/21	6,000	5,999,922
Nederlandse Waterschapsbank NV
Ω	0.200%, 02/04/21	5,500	5,499,909
Ω	0.210%, 02/16/21	1,500	1,499,914
Nordea Bank AB
Ω	0.195%, 03/15/21	5,000	4,999,375
Ω	0.220%, 06/01/21	4,000	3,998,073
Novartis Finance SA
Ω	0.180%, 04/12/21	3,000	2,999,428
NRW. Bank
Ω	0.200%, 02/16/21	2,500	2,499,869
Ω	0.200%, 03/12/21	4,000	3,999,356
Oesterreichische Kontrollbank AG
	0.180%, 03/30/21	1,000	999,850
Province of Alberta
Ω	0.200%, 03/09/21	3,000	2,999,633
Ω	0.180%, 04/19/21	3,000	2,999,153
		FaceAmount	Value†
		(000)
Province of British Columbia
	0.190%, 06/09/21	2,000	$1,998,981
PSP Capital, Inc.
Ω	0.190%, 04/07/21	2,750	2,749,413
Ω	0.010%, 04/15/21	7,250	7,248,240
Queensland Treasury Corp.
	0.100%, 04/01/21	9,500	9,498,511
Royal Bank Of Canada
	0.180%, 04/26/21	2,000	1,999,425
Shell International Finance BV
	0.500%, 05/25/21	3,500	3,498,117
Ω	0.230%, 08/23/21	2,000	1,997,723
	0.070%, 02/16/21	3,000	2,999,892
Skandinaviska Enskilda Banken AB
Ω	0.010%, 04/20/21	2,250	2,249,286
Ω	0.223%, 04/21/21	2,750	2,749,110
Ω	0.180%, 02/19/21	1,500	1,499,912
Ω	0.198%, 02/26/21	3,250	3,249,747
Svenska Handelsbanken AB
Ω	0.203%, 03/16/21	500	499,935
Swedish Export Credit Corp.
	0.180%, 03/10/21	5,000	4,999,539
Total Capital Canada, Ltd.
Ω	0.010%, 02/03/21	5,000	4,999,937
Ω	0.200%, 03/18/21	2,250	2,249,604
	0.180%, 04/06/21	2,500	2,499,339
TOTAL COMMERCIAL PAPER (Cost $194,997,420)			195,013,050

		Shares
TEMPORARY CASH INVESTMENTS — (1.5%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	5,195,367	5,195,367
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	441,037	5,103,240
TOTAL INVESTMENTS — (100.0%)
(Cost $350,525,795)^^			$350,601,841

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,000,574	—	$5,000,574
Bonds	—	89,220,239	—	89,220,239

VA Short-Term Fixed Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$46,567,239	—	$46,567,239
Certificates of Deposit	—	4,502,132	—	4,502,132
Commercial Paper	—	195,013,050	—	195,013,050
Temporary Cash Investments	$5,195,367	—	—	5,195,367
Securities Lending Collateral	—	5,103,240	—	5,103,240
TOTAL	$5,195,367	$345,406,474	—	$350,601,841

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (99.6%)
AUSTRALIA — (8.5%)
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	700	$857,988
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	1.150%, 08/16/21	AUD	500	384,244
(r)	0.901%, 02/08/22	AUD	500	385,075
(r)	1.019%, 03/07/22	AUD	500	385,739
(r)	1.049%, 12/06/23	AUD	500	391,097
(r)	0.790%, 08/29/24	AUD	500	389,331
(r)	0.770%, 01/16/25	AUD	10,500	8,175,851
Commonwealth Bank of Australia Floating Rate Note
(r)	0.890%, 07/25/22	AUD	1,000	772,689
(r)	0.810%, 04/25/23	AUD	1,500	1,162,639
(r)	0.950%, 08/16/23	AUD	2,000	1,557,944
(r)	1.146%, 01/11/24	AUD	500	392,423
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	500	385,125
	0.875%, 01/20/22	EUR	100	122,901
	0.350%, 09/07/22	EUR	1,650	2,025,384
National Australia Bank, Ltd. Floating Rate Note
(r)	0.916%, 07/05/22	AUD	500	386,246
(r)	0.822%, 02/10/23	AUD	1,000	774,122
(r)	0.920%, 05/16/23	AUD	1,000	776,957
(r)	0.950%, 09/26/23	AUD	3,000	2,337,487
(r)	0.934%, 06/19/24	AUD	2,000	1,563,410
(r)	0.780%, 01/21/25	AUD	5,000	3,895,020
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	888	1,084,895
	2.625%, 12/14/22	GBP	400	572,230
Westpac Banking Corp. Floating Rate Note
(r)	1.131%, 02/07/22	AUD	500	385,965
(r)	0.970%, 11/16/23	AUD	1,000	780,400
(r)	1.150%, 04/24/24	AUD	4,500	3,539,521
(r)	0.900%, 08/16/24	AUD	3,000	2,343,618
TOTAL AUSTRALIA				35,828,301
AUSTRIA — (1.0%)
Oesterreichische Kontrollbank AG
	0.750%, 03/07/22	GBP	836	1,153,924
Oesterreichische Kontrollbank AG Floating Rate Note
(r)	0.223%, 11/22/21		3,000	2,999,945
TOTAL AUSTRIA				4,153,869
			Face Amount^	Value†
			(000)
BELGIUM — (2.4%)
Dexia Credit Local SA
	0.250%, 06/02/22	EUR	2,900	$3,557,302
	1.125%, 06/15/22	GBP	2,300	3,195,916
	0.250%, 06/01/23	EUR	2,400	2,964,219
Euroclear Bank SA
	0.250%, 09/07/22	EUR	400	489,800
TOTAL BELGIUM				10,207,237
CANADA — (19.9%)
Bank of Montreal
	0.250%, 11/17/21	EUR	1,193	1,456,269
Bank of Montreal Floating Rate Note
(r)	0.000%, 09/28/21	EUR	2,020	2,459,582
(r)	0.000%, 03/14/22	EUR	600	731,770
(r)	0.939%, 10/06/22	AUD	800	618,449
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	2,500	1,982,033
	0.375%, 04/06/22	EUR	500	611,937
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.589%, 09/15/22	CAD	2,000	1,573,208
(r)Ω	0.429%, 09/15/23	CAD	3,000	2,357,232
(r)Ω	0.439%, 03/15/24	CAD	1,000	786,440
(r)Ω	0.449%, 03/15/25	CAD	8,000	6,302,717
(r)	0.454%, 09/15/25	CAD	2,000	1,576,805
Canadian Imperial Bank of Commerce
	1.900%, 04/26/21	CAD	1,900	1,491,933
	2.900%, 09/14/21	CAD	1,000	794,667
	2.040%, 03/21/22	CAD	7,500	5,977,889
	2.300%, 07/11/22	CAD	1,000	803,808
	0.750%, 03/22/23	EUR	1,900	2,356,452
Export Development Canada
	2.400%, 06/07/21	AUD	2,000	1,540,613
Export Development Canada Floating Rate Note
(r)	0.359%, 05/29/24	GBP	1,000	1,374,864
(r)	0.379%, 01/17/25	GBP	1,000	1,375,504
Hydro-Quebec Floating Rate Note
(r)	0.648%, 04/14/23	CAD	3,000	2,358,944
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	500	688,509
	1.500%, 12/15/22	GBP	150	210,356
Province of Ontario Canada Floating Rate Note
(r)	0.630%, 06/27/22	CAD	3,000	2,360,352
(r)	0.540%, 08/21/23	CAD	11,000	8,668,731
Province of Quebec Canada
	0.875%, 05/24/22	GBP	800	1,106,651

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Quebec Canada Floating Rate Note
(r) 0.855%, 10/13/24	CAD	13,500	$10,788,493
Royal Bank of Canada
1.650%, 07/15/21	CAD	420	330,528
1.583%, 09/13/21	CAD	7,000	5,518,929
1.968%, 03/02/22	CAD	5,611	4,467,080
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	882	1,071,483
1.994%, 03/23/22	CAD	11,000	8,763,957
3.005%, 05/30/23	CAD	2,020	1,671,983
TOTAL CANADA			84,178,168
DENMARK — (1.7%)
Kommunekredit
0.000%, 09/08/22	EUR	1,072	1,312,524
0.250%, 03/29/23	EUR	3,000	3,705,430
0.125%, 08/28/23	EUR	1,611	1,988,839
TOTAL DENMARK			7,006,793
FINLAND — (0.8%)
Nordea Bank Abp
2.000%, 02/17/21	EUR	250	303,697
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	2,700	3,315,575
TOTAL FINLAND			3,619,272
FRANCE — (10.0%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	1,700	2,078,144
Agence Francaise de Developpement EPIC
2.125%, 02/15/21	EUR	1,000	1,214,654
0.125%, 03/31/21	EUR	4,000	4,858,683
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.345%, 06/07/21		3,600	3,601,091
Bpifrance Financement SA
0.100%, 02/19/21	EUR	300	364,149
0.750%, 10/25/21	EUR	1,800	2,203,869
Caisse d'Amortissement de la Dette Sociale
3.375%, 04/25/21	EUR	500	612,137
0.125%, 10/25/23	EUR	3,700	4,571,409
France Treasury Bill BTF
(0.580%), 02/10/21	EUR	3,000	3,641,150
Sanofi
0.000%, 03/21/22	EUR	1,700	2,070,201
0.500%, 03/21/23	EUR	6,600	8,137,610
SNCF Reseau
0.100%, 05/27/21	EUR	2,100	2,552,368
5.500%, 12/01/21	GBP	720	1,030,704
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Total Capital International SA
2.125%, 03/15/23	EUR	1,600	$2,041,901
0.250%, 07/12/23	EUR	900	1,107,029
Unedic Asseo
0.875%, 10/25/22	EUR	1,800	2,235,233
2.250%, 04/05/23	EUR	100	128,607
TOTAL FRANCE			42,448,939
GERMANY — (5.1%)
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,229	1,511,960
4.375%, 09/23/21	EUR	500	624,935
FMS Wertmanagement
1.125%, 09/07/23	GBP	800	1,124,724
Kreditanstalt fuer Wiederaufbau
1.375%, 02/01/21	GBP	200	274,030
5.550%, 06/07/21	GBP	2,500	3,491,451
0.125%, 06/03/22	SEK	4,000	479,921
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.168%, 07/19/21	EUR	260	316,590
(r) 0.267%, 02/19/24	EUR	100	124,069
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.875%, 03/07/22	GBP	100	138,205
Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r) 0.371%, 09/27/21		400	400,257
Landwirtschaftliche Rentenbank
4.250%, 01/09/25	AUD	1,000	878,688
NRW Bank
0.125%, 03/10/23	EUR	1,000	1,230,770
0.125%, 07/07/23	EUR	2,250	2,775,239
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.097%, 10/29/21	GBP	5,700	7,807,060
State of Saxony-Anhalt
3.750%, 04/06/21	EUR	230	281,221
TOTAL GERMANY			21,459,120
JAPAN — (3.7%)
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	2,500	3,083,872
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	1,000	783,187
2.020%, 02/28/22	CAD	8,150	6,493,741
2.350%, 07/18/22	CAD	800	643,278
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	1,500	1,821,617
0.500%, 04/06/23	EUR	1,400	1,726,464

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Motor Credit Corp.
	0.000%, 07/21/21	EUR	200	$243,134
	0.750%, 07/21/22	EUR	810	996,821
	2.375%, 02/01/23	EUR	43	54,920
	TOTAL JAPAN			15,847,034
NETHERLANDS — (8.4%)
BNG Bank NV
	1.000%, 06/17/22	GBP	2,000	2,774,921
	0.050%, 07/11/23	EUR	6,333	7,802,304
Cooperatieve Rabobank UA
	2.750%, 01/10/22		1,050	1,074,776
	4.000%, 01/11/22	EUR	1,839	2,326,392
	4.750%, 06/06/22	EUR	300	389,212
	0.500%, 12/06/22	EUR	2,213	2,728,969
	Cooperatieve Rabobank UA Floating Rate Note
(r)	0.338%, 01/12/24		4,700	4,706,840
Nederlandse Waterschapsbank NV Floating Rate Note
(r)	0.287%, 12/15/21		4,000	4,002,480
(r)Ω	0.287%, 12/15/21		1,000	1,000,620
Shell International Finance BV
	1.625%, 03/24/21	EUR	1,390	1,691,439
	1.250%, 03/15/22	EUR	2,792	3,447,680
	1.000%, 04/06/22	EUR	2,450	3,017,497
	2.375%, 08/21/22		710	732,726
	TOTAL NETHERLANDS			35,695,856
NEW ZEALAND — (0.3%)
New Zealand Government Bond
	6.000%, 05/15/21	NZD	1,500	1,095,373
	6.000%, 05/15/21	NZD	500	365,124
	TOTAL NEW ZEALAND			1,460,497
NORWAY — (2.1%)
	DNB Bank ASA Floating Rate Note
(r)	0.207%, 07/25/22	EUR	500	612,964
Equinor ASA
	5.625%, 03/11/21	EUR	1,000	1,220,962
	0.875%, 02/17/23	EUR	2,250	2,787,035
Kommunalbanken A.S.
	1.125%, 12/15/21	GBP	1,500	2,074,322
	0.125%, 03/21/22	SEK	12,000	1,438,340
	1.125%, 11/30/22	GBP	150	209,350
	1.500%, 12/15/23	GBP	500	711,016
	TOTAL NORWAY			9,053,989
SINGAPORE — (3.2%)
	DBS Bank, Ltd. Floating Rate Note
(r)	0.650%, 09/13/22	AUD	1,000	769,413
			Face Amount^	Value†
			(000)
SINGAPORE — (Continued)
Monetary Authority of Singapore Bill
	0.349%, 02/15/21	SGD	3,000	$2,258,097
	0.400%, 03/12/21	SGD	6,000	4,515,264
	0.330%, 04/09/21	SGD	2,500	1,880,928
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	1,970	2,402,244
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.540%, 07/25/22	AUD	2,500	1,919,340
TOTAL SINGAPORE				13,745,286
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.7%)
African Development Bank
	0.250%, 01/24/24	EUR	500	620,743
Asian Development Bank
	0.200%, 05/25/23	EUR	1,157	1,428,788
Asian Development Bank Floating Rate Note
(r)	0.309%, 02/01/22	GBP	3,500	4,802,911
(r)	0.339%, 03/19/24	GBP	1,373	1,887,575
(r)	0.330%, 05/28/24		4,500	4,500,000
EUROFIMA Floating Rate Note
(r)	0.311%, 11/15/21		1,400	1,400,518
(r)	0.321%, 03/11/22		3,500	3,498,390
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.309%, 01/18/22	GBP	1,750	2,401,671
(r)	0.330%, 08/19/22		1,125	1,127,115
(r)	0.299%, 02/27/23	GBP	515	707,300
(r)	0.349%, 02/28/24	GBP	1,831	2,518,704
(r)	0.315%, 10/15/24		5,000	5,003,700
European Investment Bank
	1.500%, 05/12/22	NOK	8,840	1,045,598
	0.500%, 07/19/22	SEK	10,000	1,205,438
European Investment Bank Floating Rate Note
(r)	0.329%, 01/10/22	GBP	1,750	2,402,808
(r)	0.399%, 06/29/23	GBP	1,700	2,341,600
(r)	0.359%, 01/15/25	GBP	1,833	2,528,287
(r)	1.049%, 09/08/25	GBP	2,196	3,124,895
European Stability Mechanism
	1.375%, 03/04/21	EUR	2,500	3,038,795
European Stability Mechanism Treasury Bill
	(0.638%), 02/04/21	EUR	3,000	3,640,767
	(0.640%), 03/04/21	EUR	500	607,071
Inter-American Development Bank
	4.750%, 08/27/24	AUD	2,000	1,766,449
Inter-American Development Bank Floating Rate Note
(r)	0.241%, 01/15/22		358	357,993
(r)	0.316%, 09/16/22		3,000	3,005,880

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Investment Corp. Floating Rate Note
(r) 0.314%, 10/12/21		4,900	$4,900,970
International Bank for Reconstruction & Development
0.289%, 10/04/23	GBP	2,000	2,746,099
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.320%, 05/15/24	GBP	868	1,193,182
(r) 0.446%, 06/17/24		2,516	2,531,659
(r) 0.379%, 08/06/24		2,868	2,881,250
(r) 0.366%, 09/18/25		2,000	2,010,180
International Finance Corp. Floating Rate Note
(r) 0.299%, 01/18/22	GBP	1,000	1,372,216
Nordic Investment Bank
1.375%, 06/19/23	NOK	18,000	2,137,056
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			74,735,608
SWEDEN — (8.4%)
Kommuninvest I Sverige AB
1.000%, 09/15/21	SEK	15,000	1,805,820
0.250%, 06/01/22	SEK	57,330	6,882,509
0.750%, 02/22/23	SEK	20,150	2,450,353
1.000%, 11/13/23	SEK	5,000	614,715
Skandinaviska Enskilda Banken AB
1.250%, 08/05/22	GBP	100	139,093
Svensk Exportkredit AB
1.375%, 12/15/22	GBP	4,150	5,819,861
1.375%, 12/15/23	GBP	500	708,065
Svensk Exportkredit AB Floating Rate Note
(r) 0.340%, 12/13/21		1,500	1,501,342
(r) 1.064%, 05/25/23		4,500	4,587,294
Svenska Handelsbanken AB
4.375%, 10/20/21	EUR	680	853,766
0.250%, 02/28/22	EUR	2,034	2,486,769
1.125%, 12/14/22	EUR	2,700	3,369,809
Sweden Treasury Bill
(0.126%), 03/17/21	SEK	35,000	4,189,316
TOTAL SWEDEN			35,408,712
SWITZERLAND — (1.5%)
Nestle Finance International, Ltd.
1.750%, 09/12/22	EUR	500	627,284
Nestle Holdings, Inc.
1.875%, 03/09/21		798	798,980
		Face Amount^	Value†
		(000)
SWITZERLAND — (Continued)
Novartis Finance SA
0.750%, 11/09/21	EUR	1,583	$1,937,293
0.500%, 08/14/23	EUR	1,500	1,855,074
Roche Finance Europe BV
0.500%, 02/27/23	EUR	800	987,249
TOTAL SWITZERLAND			6,205,880
UNITED KINGDOM — (0.4%)
Transport for London
2.250%, 08/09/22	GBP	1,333	1,878,171
UNITED STATES — (4.5%)
3M Co.
0.375%, 02/15/22	EUR	1,500	1,829,972
0.375%, 02/15/22	EUR	800	975,985
Apple, Inc.
1.000%, 11/10/22	EUR	2,550	3,167,440
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	2,467	3,043,225
0.750%, 03/16/23	EUR	700	865,210
1.300%, 03/15/24	EUR	560	707,759
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	1,200	1,482,635
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,750	2,137,728
Oracle Corp.
2.250%, 01/10/21	EUR	750	910,162
Pfizer, Inc.
0.250%, 03/06/22	EUR	1,950	2,379,513
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	500	617,715
2.000%, 08/16/22	EUR	100	125,731
Walmart, Inc.
1.900%, 04/08/22	EUR	500	619,558
TOTAL UNITED STATES			18,862,633
TOTAL BONDS			421,795,365
U.S. TREASURY OBLIGATIONS — (0.4%)
U.S. Treasury Notes
(r) 0.135%, 10/31/22		1,500	1,500,471
TOTAL INVESTMENT SECURITIES (Cost $405,572,051)			423,295,836

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	12	143
TOTAL INVESTMENTS — (100.0%)
(Cost $405,572,194)^^			$423,295,979

VA Global Bond Portfolio
CONTINUED
As of January 31, 2021, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	624,019	USD	852,435	Citibank, N.A.	02/01/21	$2,565
GBP	48,287,540	USD	65,905,732	State Street Bank and Trust	02/01/21	255,450
USD	34,826,362	AUD	45,089,431	Citibank, N.A.	02/09/21	365,403
USD	3,166,206	AUD	4,094,935	State Street Bank and Trust	02/09/21	36,528
USD	1,183,229	AUD	1,522,711	UBS AG	02/09/21	19,451
USD	92,132,697	EUR	75,649,813	Bank of America Corp.	02/16/21	300,168
EUR	4,540,242	USD	5,489,094	Bank of New York Mellon	02/16/21	22,379
USD	20,413,222	SEK	169,178,947	JP Morgan	02/19/21	164,043
USD	77,338,911	CAD	98,318,591	State Street Bank and Trust	02/22/21	447,417
USD	74,746,022	EUR	61,473,227	Bank of America Corp.	03/05/21	94,567
USD	8,660,809	SGD	11,495,215	Citibank, N.A.	03/11/21	7,593
USD	3,245,648	NOK	27,567,510	Bank of America Corp.	03/24/21	27,491
Total Appreciation						$1,743,055
USD	2,018,268	GBP	1,475,592	Citibank, N.A.	02/01/21	$(3,515)
USD	64,000,483	GBP	47,435,967	State Street Bank and Trust	02/01/21	(993,915)
EUR	7,649,586	USD	9,312,039	Citibank, N.A.	02/16/21	(26,085)
USD	1,112,580	NZD	1,549,722	Bank of America Corp.	02/19/21	(1,048)
USD	370,436	NZD	517,000	Citibank, N.A.	02/19/21	(1,079)
SEK	9,354,786	USD	1,126,411	Citibank, N.A.	02/19/21	(6,728)
USD	65,997,520	GBP	48,341,442	State Street Bank and Trust	03/29/21	(257,888)
Total (Depreciation)						$(1,290,258)
Total Appreciation (Depreciation)						$452,797
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$35,828,301	—	$35,828,301
Austria	—	4,153,869	—	4,153,869
Belgium	—	10,207,237	—	10,207,237
Canada	—	84,178,168	—	84,178,168
Denmark	—	7,006,793	—	7,006,793
Finland	—	3,619,272	—	3,619,272
France	—	42,448,939	—	42,448,939
Germany	—	21,459,120	—	21,459,120
Japan	—	15,847,034	—	15,847,034
Netherlands	—	35,695,856	—	35,695,856
New Zealand	—	1,460,497	—	1,460,497
Norway	—	9,053,989	—	9,053,989
Singapore	—	13,745,286	—	13,745,286
Supranational Organization Obligations	—	74,735,608	—	74,735,608
Sweden	—	35,408,712	—	35,408,712
Switzerland	—	6,205,880	—	6,205,880
United Kingdom	—	1,878,171	—	1,878,171
United States	—	18,862,633	—	18,862,633
U.S. Treasury Obligations	—	1,500,471	—	1,500,471

VA Global Bond Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$143	—	$143
Forward Currency Contracts**	—	452,797	—	452,797
TOTAL	—	$423,748,776	—	$423,748,776
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.1%)
Treasury Inflation Protected Security
0.625%, 01/15/26	8,789	$9,883,801
0.125%, 07/15/26	5,754	6,379,670
0.375%, 01/15/27	13,089	14,726,504
2.375%, 01/15/27	10,356	12,959,054
0.375%, 07/15/27	8,724	9,895,707
0.500%, 01/15/28	17,561	20,062,347
1.750%, 01/15/28	12,024	14,857,022
3.625%, 04/15/28	15,916	22,025,742
0.750%, 07/15/28	8,138	9,540,087
0.875%, 01/15/29	12,677	14,976,245
2.500%, 01/15/29	15,696	20,705,601
3.875%, 04/15/29	12,332	17,840,314
0.250%, 07/15/29	1,526	1,734,162
0.125%, 01/15/30	19,420	21,743,065
3.375%, 04/15/32	10,805	16,473,053
2.125%, 02/15/40	7,164	11,014,154
TOTAL U.S. TREASURY OBLIGATIONS Cost ($206,137,712)		224,816,528

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.030%	2,095,808	2,095,808
TOTAL INVESTMENTS — (100.0%)
(Cost $208,233,520)^^		$226,912,336
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$224,816,528	—	$224,816,528
Temporary Cash Investments	$2,095,808	—	—	2,095,808
TOTAL	$2,095,808	$224,816,528	—	$226,912,336

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,829,254	$49,481,327
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	1,970,707	20,948,620
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	2,137,614	20,948,619
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,346,249	19,426,372
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	628,500	18,622,464
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	386,394	9,501,437
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	840,591	8,363,884
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	819,989	8,363,884
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	151,525	4,029,043
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	62,818	2,357,541
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	167,109	1,955,169
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	8,765	39,265
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $124,687,700)		$164,037,625

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $78,972)	78,972	78,972
TOTAL INVESTMENTS — (100.0%) (Cost $124,766,672)^^		$164,116,597
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$164,037,625	—	—	$164,037,625
Temporary Cash Investments	78,972	—	—	78,972
TOTAL	$164,116,597	—	—	$164,116,597

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (0.8%)
*	Altice USA, Inc., Class A	39,600	$1,408,572
	Cable One, Inc.	1,261	2,522,000
*	Facebook, Inc., Class A	59,156	15,281,535
#*	Live Nation Entertainment, Inc.	453	30,102
	Verizon Communications, Inc.	32,446	1,776,419
TOTAL COMMUNICATION SERVICES			21,018,628
CONSUMER DISCRETIONARY — (20.7%)
*	Amazon.com, Inc.	45,432	145,664,078
	Aptiv P.L.C.	15,624	2,087,366
	Best Buy Co., Inc.	251,942	27,416,328
*	Booking Holdings, Inc.	10,648	20,703,226
*	Bright Horizons Family Solutions, Inc.	187	28,418
*	Burlington Stores, Inc.	29,940	7,452,066
	Darden Restaurants, Inc.	32,128	3,755,442
	Dollar General Corp.	28,329	5,513,107
	eBay, Inc.	248,736	14,056,071
	Hilton Worldwide Holdings, Inc.	46,233	4,687,564
	Home Depot, Inc. (The)	322,959	87,463,756
	Las Vegas Sands Corp.	5,815	279,643
	Leggett & Platt, Inc.	643	26,363
	Lowe's Cos., Inc.	212,743	35,496,170
*	Lululemon Athletica, Inc.	16,356	5,375,890
	Marriott International, Inc., Class A	70,802	8,234,981
	McDonald's Corp.	15,927	3,310,268
	NIKE, Inc., Class B	210,730	28,151,421
*	NVR, Inc.	1,090	4,846,663
*	O'Reilly Automotive, Inc.	27,325	11,625,968
	Pool Corp.	16,700	5,914,806
	Ross Stores, Inc.	67,351	7,495,493
	Service Corp. International	49,212	2,481,761
	Starbucks Corp.	343,683	33,271,951
	Target Corp.	116,611	21,126,415
	TJX Cos., Inc. (The)	296,958	19,017,190
	Tractor Supply Co.	61,121	8,663,291
*	Ulta Beauty, Inc.	12,151	3,399,364
	VF Corp.	25,060	1,926,362
	Wyndham Destinations, Inc.	2,115	93,568
	Yum! Brands, Inc.	12,200	1,238,178
TOTAL CONSUMER DISCRETIONARY			520,803,168
CONSUMER STAPLES — (11.9%)
	Altria Group, Inc.	791,782	32,526,405
	Brown-Forman Corp., Class A	15,971	1,056,003
	Brown-Forman Corp., Class B	95,023	6,810,298
#	Campbell Soup Co.	80,656	3,880,360
	Church & Dwight Co., Inc.	75,835	6,402,749
	Clorox Co. (The)	71,957	15,072,113
	Coca-Cola Co. (The)	979,791	47,176,937
	Costco Wholesale Corp.	91,101	32,106,725
	Estee Lauder Cos., Inc. (The), Class A	29,099	6,886,278
*	Herbalife Nutrition, Ltd.	68,088	3,469,764

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hershey Co. (The)	57,200	$8,319,168
#	Kellogg Co.	89,810	5,293,401
	Kimberly-Clark Corp.	67,976	8,979,630
	Lamb Weston Holdings, Inc.	67,768	5,062,270
*	Monster Beverage Corp.	6,853	595,046
	PepsiCo, Inc.	364,909	49,835,622
	Procter & Gamble Co. (The)	437,179	56,050,720
	Sysco Corp.	124,520	8,904,425
TOTAL CONSUMER STAPLES			298,427,914
FINANCIALS — (2.8%)
	American Express Co.	1,089	126,607
#	Aon P.L.C., Class A	32,612	6,623,497
#*	Credit Acceptance Corp.	1,916	739,135
#	Erie Indemnity Co., Class A	6,653	1,617,344
	FactSet Research Systems, Inc.	14,855	4,491,261
	LPL Financial Holdings, Inc.	18,799	2,036,684
	MarketAxess Holdings, Inc.	7,981	4,315,806
	Marsh & McLennan Cos., Inc.	12,880	1,415,641
	Moody's Corp.	40,194	10,702,054
	MSCI, Inc.	40,997	16,206,114
	S&P Global, Inc.	69,555	22,048,935
TOTAL FINANCIALS			70,323,078
HEALTH CARE — (14.1%)
	AbbVie, Inc.	508,194	52,079,721
*	Align Technology, Inc.	2,902	1,524,653
	Amgen, Inc.	233,435	56,358,212
	Cardinal Health, Inc.	145,721	7,829,589
#*	DaVita, Inc.	22,400	2,629,088
*	Edwards Lifesciences Corp.	3	248
	Eli Lilly and Co.	274,899	57,170,745
	Encompass Health Corp.	24,102	1,937,801
*	Hologic, Inc.	34,266	2,732,028
*	IDEXX Laboratories, Inc.	51,281	24,547,189
	Johnson & Johnson	453,918	74,047,643
	Merck & Co., Inc.	502,253	38,708,639
*	Mettler-Toledo International, Inc.	14,091	16,459,697
*	Molina Healthcare, Inc.	11,506	2,457,797
	ResMed, Inc.	9,887	1,992,923
	Zoetis, Inc.	98,882	15,252,548
TOTAL HEALTH CARE			355,728,521
INDUSTRIALS — (13.1%)
	3M Co.	177,074	31,104,819
	Allegion P.L.C.	37,179	3,978,525
	Boeing Co. (The)	82,836	16,085,923
	BWX Technologies, Inc.	7,871	424,404
	Caterpillar, Inc.	60,611	11,082,115
#	CH Robinson Worldwide, Inc.	74,267	6,354,285
	Cintas Corp.	23,873	7,594,479
*	Copart, Inc.	69,303	7,606,004
	Deere & Co.	6,063	1,750,994
	Donaldson Co., Inc.	36,656	2,178,833
	Emerson Electric Co.	15,647	1,241,589
	Expeditors International of Washington, Inc.	49,897	4,466,779
	Fastenal Co.	238,536	10,874,856
	General Dynamics Corp.	282	41,364

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Graco, Inc.	26,482	$1,825,669
#	HEICO Corp.	583	68,642
	HEICO Corp., Class A	338	35,933
	Honeywell International, Inc.	119,434	23,333,821
	Huntington Ingalls Industries, Inc.	10,191	1,603,350
*	IAA, Inc.	35,354	2,020,128
	Illinois Tool Works, Inc.	86,871	16,871,217
	JB Hunt Transport Services, Inc.	58,126	7,827,247
#	Lennox International, Inc.	15,817	4,357,425
	Lockheed Martin Corp.	78,508	25,265,445
	Masco Corp.	101,751	5,526,097
	Nordson Corp.	16,965	3,036,565
	Northrop Grumman Corp.	6,726	1,927,739
	Old Dominion Freight Line, Inc.	16,977	3,293,538
	Raytheon Technologies Corp.	6,652	443,888
	Robert Half International, Inc.	34,393	2,321,527
	Rockwell Automation, Inc.	47,384	11,776,346
#	Rollins, Inc.	87,155	3,139,323
	Toro Co. (The)	31,222	2,942,673
	TransUnion	14,030	1,221,171
	Union Pacific Corp.	221,561	43,751,651
	United Parcel Service, Inc., Class B	207,151	32,108,405
	Verisk Analytics, Inc.	32,309	5,928,701
	Waste Management, Inc.	122,177	13,600,744
	WW Grainger, Inc.	29,186	10,635,087
TOTAL INDUSTRIALS			329,647,301
INFORMATION TECHNOLOGY — (34.8%)
	Accenture P.L.C., Class A	157,184	38,025,953
*	Adobe, Inc.	14,456	6,631,979
*	Advanced Micro Devices, Inc.	67,265	5,760,575
	Amphenol Corp., Class A	46,782	5,842,136
	Apple, Inc.	1,043,253	137,667,666
	Applied Materials, Inc.	220,549	21,322,677
*	Autodesk, Inc.	3,839	1,065,054
	Automatic Data Processing, Inc.	103,500	17,089,920
	Booz Allen Hamilton Holding Corp.	52,858	4,501,916
	Broadcom, Inc.	33,824	15,237,712
	Broadridge Financial Solutions, Inc.	47,631	6,730,737
*	Cadence Design Systems, Inc.	44,799	5,841,342
	CDK Global, Inc.	823	41,068
	CDW Corp.	96,150	12,659,109
	Citrix Systems, Inc.	64,678	8,622,224
*	Fair Isaac Corp.	9,468	4,261,641
*	Fiserv, Inc.	1	103
*	FleetCor Technologies, Inc.	9,920	2,408,080
*	Fortinet, Inc.	200	28,950
	Global Payments, Inc.	3,615	638,120
	Intuit, Inc.	53,565	19,349,285
	Jack Henry & Associates, Inc.	4,020	582,056
	KLA Corp.	77,251	21,635,688
	Lam Research Corp.	35,132	17,002,131
	Mastercard, Inc., Class A	318,282	100,669,414
	Maxim Integrated Products, Inc.	92,494	8,112,649
	Microsoft Corp.	634,769	147,241,017
	NetApp, Inc.	116,979	7,772,085
	Oracle Corp.	944,550	57,079,156
	Paychex, Inc.	69,640	6,080,965
*	Paycom Software, Inc.	12,464	4,733,079

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QUALCOMM, Inc.	351,225	$54,889,443
	Seagate Technology P.L.C.	121,222	8,015,199
	Teradyne, Inc.	7,999	907,726
	Texas Instruments, Inc.	219,601	36,385,690
#	Ubiquiti, Inc.	12,800	3,942,272
#	Visa, Inc., Class A	390,424	75,449,438
	Western Union Co. (The)	213,701	4,759,121
	Xilinx, Inc.	1,962	256,178
*	Zebra Technologies Corp., Class A	22,471	8,714,928
TOTAL INFORMATION TECHNOLOGY			877,954,482
MATERIALS — (1.4%)
	Avery Dennison Corp.	56,729	8,558,704
	Ball Corp.	78,809	6,936,768
*	Berry Global Group, Inc.	1,406	69,414
	Celanese Corp.	4,941	603,543
*	Crown Holdings, Inc.	51,374	4,631,366
	NewMarket Corp.	484	189,820
	Packaging Corp. of America	573	77,046
	PPG Industries, Inc.	14,830	1,997,749
	Sealed Air Corp.	18,321	774,429
	Sherwin-Williams Co. (The)	15,249	10,549,258
#	Southern Copper Corp.	15,894	1,055,521
TOTAL MATERIALS			35,443,618
TOTAL COMMON STOCKS Cost ($1,360,658,633)			2,509,346,710

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	3,140,892	3,140,892
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	654,005	7,567,487
TOTAL INVESTMENTS — (100.0%)
(Cost $1,371,367,012)^^			$2,520,055,089
As of January 31, 2021, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	95	03/19/21	$18,020,136	$17,599,700	$(420,436)
Total Futures Contracts			$18,020,136	$17,599,700	$(420,436)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,018,628	—	—	$21,018,628
Consumer Discretionary	520,803,168	—	—	520,803,168

U.S. Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$298,427,914	—	—	$298,427,914
Financials	70,323,078	—	—	70,323,078
Health Care	355,728,521	—	—	355,728,521
Industrials	329,647,301	—	—	329,647,301
Information Technology	877,954,482	—	—	877,954,482
Materials	35,443,618	—	—	35,443,618
Temporary Cash Investments	3,140,892	—	—	3,140,892
Securities Lending Collateral	—	$7,567,487	—	7,567,487
Futures Contracts**	(420,436)	—	—	(420,436)
TOTAL	$2,512,067,166	$7,567,487	—	$2,519,634,653
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.3%)
COMMUNICATION SERVICES — (2.1%)
#*	ANGI Homeservices, Inc., Class A	4,019	$56,186
*	Boingo Wireless, Inc.	48,310	557,497
*	Cargurus, Inc.	56,246	1,645,195
	Cogent Communications Holdings, Inc.	5,425	308,954
#*	Glu Mobile, Inc.	80,699	710,958
*	IDT Corp., Class B	26,129	366,590
#*	Iridium Communications, Inc.	48,869	2,407,776
#*	Liberty Media Corp.-Liberty Braves, Class A	7,578	207,334
*	Liberty Media Corp.-Liberty Braves, Class C	30,877	826,886
#	Loral Space & Communications, Inc.	2,300	58,420
*	QuinStreet, Inc.	42,083	890,897
	Shenandoah Telecommunications Co.	48,324	1,878,354
#*	TechTarget, Inc.	22,873	1,708,613
*	Travelzoo	18,151	199,842
#*	TripAdvisor, Inc.	91,430	2,831,587
*	Vonage Holdings Corp.	207,881	2,594,355
	World Wrestling Entertainment, Inc., Class A	36,506	2,056,383
*	Yelp, Inc.	2,315	75,446
TOTAL COMMUNICATION SERVICES			19,381,273
CONSUMER DISCRETIONARY — (18.7%)
#*	1-800-Flowers.com, Inc., Class A	34,535	1,061,261
	Acushnet Holdings Corp.	57,909	2,363,845
*	American Axle & Manufacturing Holdings, Inc.	87,700	772,637
*	American Outdoor Brands, Inc.	8,547	162,222
*	Asbury Automotive Group, Inc.	20,182	2,878,155
*	At Home Group, Inc.	18,317	446,385
	Bally's Corp.	9,191	482,344
#	Bloomin' Brands, Inc.	102,986	2,169,915
#*	Boot Barn Holdings, Inc.	8,766	501,766
	Brunswick Corp.	49,784	4,304,325
#	Buckle, Inc. (The)	15,408	605,843
#	Callaway Golf Co.	42,037	1,172,412
#	Camping World Holdings, Inc., Class A	11,326	386,896
#	Carter's, Inc.	40,436	3,559,985
*	Cavco Industries, Inc.	9,550	1,801,703
	Churchill Downs, Inc.	8,131	1,524,156
	Collectors Universe, Inc.	11,709	1,069,149
#	Columbia Sportswear Co.	10,109	884,133
	Core-Mark Holding Co., Inc.	15,290	468,944
#	Cracker Barrel Old Country Store, Inc.	17,604	2,381,997
*	Crocs, Inc.	76,733	5,372,845
#	Dave & Buster's Entertainment, Inc.	34,648	1,178,725
*	Deckers Outdoor Corp.	7,575	2,211,748
*	Denny's Corp.	885	13,921
#	Dick's Sporting Goods, Inc.	2,100	140,721
#	Dine Brands Global, Inc.	5,462	375,567
*	Dorman Products, Inc.	27,206	2,471,121
#	Educational Development Corp.	900	12,195
#*	Everi Holdings, Inc.	27,277	356,783
	Extended Stay America, Inc.	9,932	145,802
#*	Five Below, Inc.	11,345	1,993,657
*	Floor & Decor Holdings, Inc., Class A	43,527	4,007,531

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fox Factory Holding Corp.	34,239	$4,096,354
*	frontdoor, Inc.	15,218	837,599
*	Gentherm, Inc.	31,750	1,945,005
*	Grand Canyon Education, Inc.	30,710	2,608,507
#*	GrubHub, Inc.	53,224	4,006,170
#	Guess?, Inc.	623	14,466
#	H&R Block, Inc.	115,902	1,996,991
#	Hamilton Beach Brands Holding Co., Class A	9,957	191,075
#	Hanesbrands, Inc.	206,495	3,157,309
	Harley-Davidson, Inc.	59,900	2,401,391
#*	Helen of Troy, Ltd.	18,153	4,433,870
*	Hilton Grand Vacations, Inc.	66,923	1,988,952
*	Installed Building Products, Inc.	34,225	3,591,229
#*	iRobot Corp.	19,964	2,397,676
	Jack in the Box, Inc.	4,336	408,191
	Johnson Outdoors, Inc., Class A	6,950	757,758
#	Kontoor Brands, Inc.	39,073	1,411,317
#	LCI Industries	20,986	2,715,169
	Leggett & Platt, Inc.	58,482	2,397,762
*	LGI Homes, Inc.	19,453	2,075,830
#*	Lindblad Expeditions Holdings, Inc.	47,532	746,252
*	Liquidity Services, Inc.	15,500	302,560
	Lithia Motors, Inc., Class A	200	63,736
*	Lumber Liquidators Holdings, Inc.	12,833	358,811
*	Malibu Boats, Inc., Class A	21,397	1,500,144
#	Marine Products Corp.	23,129	376,540
#*	Mattel, Inc.	273,861	4,962,361
	Murphy USA, Inc.	31,431	3,915,360
	Nathan's Famous, Inc.	430	23,869
#*	National Vision Holdings, Inc.	56,964	2,641,421
#*	Nautilus, Inc.	13,500	330,885
#*	Noodles & Co.	42,270	358,027
#*	Ollie's Bargain Outlet Holdings, Inc.	40,539	3,840,259
	Papa John's International, Inc.	9,513	972,990
	Patrick Industries, Inc.	21,573	1,489,831
#	PetMed Express, Inc.	16,552	632,286
	Polaris, Inc.	31,415	3,665,188
#*	Purple Innovation, Inc.	20,346	692,578
*	Quotient Technology, Inc.	58,688	519,976
	Red Rock Resorts, Inc., Class A	58,438	1,372,124
	Rent-A-Center, Inc.	47,152	2,041,682
#*	RH	5,945	2,826,015
#	Ruth's Hospitality Group, Inc.	33,039	600,979
#*	Sally Beauty Holdings, Inc.	53,927	814,298
#*	SeaWorld Entertainment, Inc.	98,170	2,804,717
#*	Shake Shack, Inc., Class A	30,346	3,441,843
#	Shutterstock, Inc.	36,425	2,367,261
*	Skyline Champion Corp.	46,431	1,561,475
*	Sleep Number Corp.	11,987	1,291,479
#	Smith & Wesson Brands, Inc.	34,190	566,186
	Sonic Automotive, Inc., Class A	17,537	717,789
*	Sonos, Inc.	15,997	418,322
*	Sportsman's Warehouse Holdings, Inc.	45,198	791,869
*	Stamps.com, Inc.	8,190	1,869,859
	Steven Madden, Ltd.	68,655	2,306,808
*	Stoneridge, Inc.	28,051	770,000
*	Tempur Sealy International, Inc.	215,052	5,677,373
#*	Tenneco, Inc., Class A	13,600	137,360
	Texas Roadhouse, Inc.	52,928	4,033,643

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Thor Industries, Inc.	400	$48,404
*	TopBuild Corp.	20,118	4,022,594
#*	Under Armour, Inc., Class A	55,362	968,835
*	Under Armour, Inc., Class C	65,058	973,918
*	Vista Outdoor, Inc.	31,095	907,041
*	Visteon Corp.	28,214	3,596,721
	Wendy's Co. (The)	176,830	3,607,332
	Williams-Sonoma, Inc.	6,795	876,011
	Winmark Corp.	1,241	211,752
	Wolverine World Wide, Inc.	66,834	1,914,126
	Wyndham Hotels & Resorts, Inc.	31,276	1,819,325
*	YETI Holdings, Inc.	28,852	1,899,039
TOTAL CONSUMER DISCRETIONARY			175,360,564
CONSUMER STAPLES — (5.0%)
#*	BJ's Wholesale Club Holdings, Inc.	61,092	2,570,140
*	Boston Beer Co., Inc. (The), Class A	830	761,019
	Calavo Growers, Inc.	20,363	1,550,642
	Coca-Cola Consolidated, Inc.	6,352	1,695,095
#*	elf Beauty, Inc.	48,508	1,055,534
#	Energizer Holdings, Inc.	44,211	1,938,210
	Flowers Foods, Inc.	139,181	3,195,596
#*	Grocery Outlet Holding Corp.	33,068	1,411,673
*	Hain Celestial Group, Inc. (The)	5,572	231,712
#	Inter Parfums, Inc.	27,260	1,695,027
#	J&J Snack Foods Corp.	15,300	2,335,698
	John B. Sanfilippo & Son, Inc.	10,293	827,866
	Lancaster Colony Corp.	21,509	3,755,041
#*	Lifevantage Corp.	16,617	148,556
	Medifast, Inc.	10,946	2,568,698
#	MGP Ingredients, Inc.	16,893	978,105
#	National Beverage Corp.	16,415	2,487,529
	Nu Skin Enterprises, Inc., Class A	43,498	2,517,229
*	Performance Food Group Co.	51,544	2,416,383
	PriceSmart, Inc.	26,793	2,515,327
*	Sprouts Farmers Market, Inc.	103,395	2,341,897
#	Tootsie Roll Industries, Inc.	23,360	924,589
#	Turning Point Brands, Inc.	15,925	750,067
	United-Guardian, Inc.	2,424	33,863
*	USANA Health Sciences, Inc.	24,179	2,001,054
#	Vector Group, Ltd.	16,626	195,189
#	WD-40 Co.	12,889	3,923,540
TOTAL CONSUMER STAPLES			46,825,279
ENERGY — (0.8%)
#*	Aspen Aerogels, Inc.	3,100	62,186
	Cactus, Inc., Class A	41,789	1,094,872
*	Clean Energy Fuels Corp.	105,833	1,082,672
#	Core Laboratories NV	43,303	1,428,133
#	DMC Global, Inc.	16,300	931,871
#*	Renewable Energy Group, Inc.	8,400	752,640
#*	Southwestern Energy Co.	504,498	1,901,957
TOTAL ENERGY			7,254,331
FINANCIALS — (6.2%)
	AMERISAFE, Inc.	20,218	1,122,099
	Artisan Partners Asset Management, Inc., Class A	56,245	2,722,258
	BGC Partners, Inc., Class A	33,978	120,622

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BrightSphere Investment Group, Inc.	99,097	$1,816,448
	Cohen & Steers, Inc.	46,963	3,076,076
	Crawford & Co., Class A	24,857	189,162
	Crawford & Co., Class B	10,030	78,636
#	Curo Group Holdings Corp.	47,813	694,723
	Diamond Hill Investment Group, Inc.	2,848	422,159
	Eaton Vance Corp.	61,734	4,144,821
#*	eHealth, Inc.	11,327	541,997
	Evercore, Inc., Class A	33,079	3,608,919
	Federated Hermes, Inc., Class B	79,669	2,151,063
#	First Financial Bankshares, Inc.	87,114	3,299,878
	GAMCO Investors, Inc., Class A	1,200	21,372
*	Green Dot Corp., Class A	45,565	2,288,730
#	Greenhill & Co., Inc.	18,922	219,684
	Hamilton Lane, Inc., Class A	24,118	1,817,774
	Houlihan Lokey, Inc.	30,840	1,999,974
	Interactive Brokers Group, Inc., Class A	7,846	480,097
	Kinsale Capital Group, Inc.	15,683	2,941,503
	Lazard, Ltd., Class A	87,934	3,622,881
#*	LendingTree, Inc.	10,158	3,306,632
#	Live Oak Bancshares, Inc.	19,135	763,104
	Moelis & Co., Class A	58,618	2,913,901
#*	Palomar Holdings, Inc.	16,573	1,650,505
	PJT Partners, Inc., Class A	16,650	1,148,683
	Primerica, Inc.	23,916	3,331,738
	Pzena Investment Management, Inc., Class A	21,669	179,853
	RLI Corp.	37,498	3,629,056
#	ServisFirst Bancshares, Inc.	39,710	1,631,287
	Silvercrest Asset Management Group, Inc., Class A	5,400	82,674
	Stock Yards Bancorp, Inc.	7,404	334,661
	TFS Financial Corp.	21,756	384,429
	Virtu Financial, Inc., Class A	55,713	1,547,150
TOTAL FINANCIALS			58,284,549
HEALTH CARE — (10.7%)
#*	Accuray, Inc.	124,458	614,822
#*	Addus HomeCare Corp.	16,845	1,895,905
*	Alkermes P.L.C.	24,649	517,382
*	Amedisys, Inc.	4,029	1,157,572
*	AMN Healthcare Services, Inc.	45,720	3,297,326
#*	Amneal Pharmaceuticals, Inc.	40,477	194,694
*	Amphastar Pharmaceuticals, Inc.	34,106	620,047
*	Antares Pharma, Inc.	3,240	14,191
*	Apollo Medical Holdings, Inc.	5,006	110,132
#*	Arcus Biosciences, Inc.	457	15,872
*	Arena Pharmaceuticals, Inc.	5,088	377,733
*	AtriCure, Inc.	13,043	759,494
#	Atrion Corp.	1,722	1,121,831
*	Avid Bioservices, Inc.	2,816	41,085
#*	BioLife Solutions, Inc.	1,931	73,224
*	BioTelemetry, Inc.	28,482	2,035,324
#	Cantel Medical Corp.	30,372	2,398,477
*	Cardiovascular Systems, Inc.	1,955	87,955
#*	Collegium Pharmaceutical, Inc.	22,276	537,743
#	CONMED Corp.	26,539	2,969,714
»	Contra Pfenex, Inc.	5,408	4,056
*	Corcept Therapeutics, Inc.	104,257	2,946,303
*	CorVel Corp.	18,984	1,875,999
*	Covetrus, Inc.	15,974	544,234

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	CryoLife, Inc.	36,164	$865,404
#*	Eagle Pharmaceuticals, Inc.	14,264	665,701
#*	Electromed, Inc.	1,200	11,928
*	Emergent BioSolutions, Inc.	25,102	2,682,149
#	Ensign Group, Inc. (The)	44,747	3,502,795
*	Globus Medical, Inc., Class A	29,091	1,794,624
*	Haemonetics Corp.	26,273	3,002,741
*	Hanger, Inc.	15,955	326,918
#*	Heska Corp.	3,793	634,796
*	HMS Holdings Corp.	81,860	3,014,085
*	ICU Medical, Inc.	11,341	2,319,008
*	InfuSystem Holdings, Inc.	12,700	223,774
#*	Innoviva, Inc.	62,140	746,301
*	Inogen, Inc.	1,906	93,261
*	Inovalon Holdings, Inc., Class A	27,629	674,148
#*	Integra LifeSciences Holdings Corp.	41,383	2,732,933
#*	iRadimed Corp.	1,300	32,162
#*	Ironwood Pharmaceuticals, Inc.	98,902	1,010,778
#*	Joint Corp. (The)	15,601	507,501
#*	Krystal Biotech, Inc.	8,083	563,385
#	LeMaitre Vascular, Inc.	20,756	997,533
*	LHC Group, Inc.	18,251	3,635,964
*	Medpace Holdings, Inc.	33,480	4,445,809
#*	Meridian Bioscience, Inc.	33,056	730,538
#*	Merit Medical Systems, Inc.	43,561	2,358,828
#	Mesa Laboratories, Inc.	462	128,039
*	ModivCare, Inc.	12,561	1,991,798
	National Research Corp.	23,993	1,086,883
*	Neogen Corp.	17,347	1,402,852
#*	NeoGenomics, Inc.	10,363	549,446
*	NextGen Healthcare, Inc.	7,184	142,100
#*	NGM Biopharmaceuticals, Inc.	4,830	123,938
*	NuVasive, Inc.	46,613	2,504,983
*	Omnicell, Inc.	38,941	4,587,250
*	Option Care Health, Inc.	36,531	675,093
#*	OraSure Technologies, Inc.	29,783	453,595
#*	OrthoPediatrics Corp.	1,038	47,935
	Owens & Minor, Inc.	52,635	1,530,626
#*	Pacira BioSciences, Inc.	29,766	1,966,937
	Patterson Cos., Inc.	75,651	2,396,624
#*	Pennant Group, Inc.	22,373	1,202,996
#*	PetIQ, Inc.	15,030	520,940
	Phibro Animal Health Corp., Class A	18,177	376,991
*	Quidel Corp.	1,278	320,740
*	R1 RCM, Inc.	81,082	2,045,699
*	RadNet, Inc.	55,618	996,118
#*	Sangamo Therapeutics, Inc.	27,474	375,295
*	Select Medical Holdings Corp.	121,651	3,126,431
#*	SIGA Technologies, Inc.	8,859	57,229
#	Simulations Plus, Inc.	9,229	730,383
#*	Surgery Partners, Inc.	33,730	1,257,454
*	Surmodics, Inc.	11,600	527,800
*	Tenet Healthcare Corp.	55,972	2,645,796
#*	Tivity Health, Inc.	34,600	780,230
#	US Physical Therapy, Inc.	13,774	1,657,563
	Utah Medical Products, Inc.	3,464	300,225
*	Vocera Communications, Inc.	7,684	337,712
#*	Xencor, Inc.	42,889	1,962,172
TOTAL HEALTH CARE			100,594,052

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (21.6%)
#	AAON, Inc.	51,840	$3,836,160
	Advanced Drainage Systems, Inc.	29,500	2,433,160
#*	Aerojet Rocketdyne Holdings, Inc.	76,717	3,992,353
*	AeroVironment, Inc.	21,865	2,509,446
*	Air Transport Services Group, Inc.	17,453	443,481
	Alamo Group, Inc.	11,010	1,536,886
	Albany International Corp., Class A	26,148	1,817,809
	Allegiant Travel Co.	9,075	1,647,022
	Allied Motion Technologies, Inc.	8,723	394,716
	Allison Transmission Holdings, Inc.	46,349	1,886,404
#*	Alpha Pro Tech, Ltd.	1,800	25,704
#*	Ameresco, Inc., Class A	10,310	578,288
	Applied Industrial Technologies, Inc.	29,231	2,057,570
	Armstrong World Industries, Inc.	42,625	3,333,701
*	ASGN, Inc.	32,343	2,681,558
*	Astronics Corp., Class B	2,301	28,843
*	Atkore International Group, Inc.	57,427	2,547,462
*	Avis Budget Group, Inc.	47,666	1,970,512
	Barrett Business Services, Inc.	7,091	447,088
	Boise Cascade Co.	11,500	547,745
	Brady Corp., Class A	35,040	1,608,686
	Brink's Co. (The)	46,238	3,150,195
*	Builders FirstSource, Inc.	136,705	5,228,966
	BWX Technologies, Inc.	32,863	1,771,973
*	Casella Waste Systems, Inc., Class A	46,528	2,663,263
#*	Cimpress P.L.C.	18,798	1,717,949
*	Clean Harbors, Inc.	42,362	3,281,360
	Comfort Systems USA, Inc.	34,018	1,885,618
*	Construction Partners, Inc., Class A	24,038	683,160
	CoreLogic, Inc.	49,921	3,758,552
	Covanta Holding Corp.	123,203	1,743,322
	Crane Co.	13,608	1,029,853
#	CSW Industrials, Inc.	13,944	1,624,755
	Curtiss-Wright Corp.	12,056	1,251,292
	Douglas Dynamics, Inc.	21,553	879,362
#*	Energy Recovery, Inc.	34,340	475,266
#	Enerpac Tool Group Corp.	44,502	902,056
	EnerSys	12,623	1,037,989
	ESCO Technologies, Inc.	19,001	1,806,615
*	Evoqua Water Technologies Corp.	96,245	2,622,676
	Exponent, Inc.	49,829	4,114,879
	Federal Signal Corp.	54,040	1,766,568
#	Flowserve Corp.	19,487	692,958
*	Forrester Research, Inc.	15,072	597,755
	Forward Air Corp.	25,727	1,844,369
*	Franklin Covey Co.	9,846	236,796
	Franklin Electric Co., Inc.	36,379	2,525,430
*	FTI Consulting, Inc.	22,599	2,485,212
*	Gibraltar Industries, Inc.	27,340	2,450,484
	Gorman-Rupp Co. (The)	24,596	774,774
	H&E Equipment Services, Inc.	33,873	930,830
	Healthcare Services Group, Inc.	55,964	1,814,353
	Heartland Express, Inc.	44,844	841,722
	Helios Technologies, Inc.	26,254	1,432,156
	Herman Miller, Inc.	21,300	729,525
	HNI Corp.	36,722	1,184,652
*	IES Holdings, Inc.	1,000	45,480
	Insperity, Inc.	24,746	1,942,313
	ITT, Inc.	22,591	1,687,774

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	57,623	$1,497,622
	John Bean Technologies Corp.	27,143	3,145,331
	Kadant, Inc.	10,042	1,435,504
	Kforce, Inc.	29,276	1,248,621
*	Kratos Defense & Security Solutions, Inc.	85,054	2,257,333
	Landstar System, Inc.	30,625	4,269,125
*	Lawson Products, Inc.	7,797	386,653
#	Lincoln Electric Holdings, Inc.	8,375	958,937
	Lindsay Corp.	8,242	1,152,479
	Marten Transport, Ltd.	18,858	298,899
*	Masonite International Corp.	22,308	2,219,646
#*	Mastech Digital, Inc.	600	9,786
	Matson, Inc.	20,585	1,230,983
	McGrath RentCorp	21,606	1,507,883
*	Mercury Systems, Inc.	39,423	2,801,398
#*	Meritor, Inc.	96,285	2,485,116
#	MSA Safety, Inc.	30,855	4,817,083
	MSC Industrial Direct Co., Inc., Class A	32,082	2,488,601
	Mueller Industries, Inc.	51,576	1,761,320
	Mueller Water Products, Inc., Class A	155,817	1,868,246
	Nielsen Holdings P.L.C.	37,599	839,586
*	NN, Inc.	20,500	123,615
#	Omega Flex, Inc.	9,245	1,710,325
	Pitney Bowes, Inc.	173,300	1,618,622
*	Proto Labs, Inc.	15,852	3,357,454
	Raven Industries, Inc.	34,737	1,120,963
*	RBC Bearings, Inc.	17,893	2,994,036
	Rexnord Corp.	73,680	2,789,525
*	Saia, Inc.	22,005	3,889,384
#	Shyft Group, Inc. (The)	31,109	939,492
	Simpson Manufacturing Co., Inc.	38,377	3,530,684
#*	SiteOne Landscape Supply, Inc.	37,435	5,902,751
*	SPX Corp.	48,787	2,522,776
	Systemax, Inc.	39,361	1,512,643
	Tennant Co.	16,546	1,120,991
#	Tetra Tech, Inc.	52,146	6,339,389
*	TPI Composites, Inc.	33,792	2,024,479
*	Transcat, Inc.	7,200	263,304
#*	Trex Co., Inc.	16,967	1,557,062
*	TriNet Group, Inc.	57,613	4,269,699
	UFP Industries, Inc.	11,154	601,647
	Universal Logistics Holdings, Inc.	21,816	462,499
	US Ecology, Inc.	20,018	660,594
	Valmont Industries, Inc.	14,722	2,840,168
*	Vicor Corp.	19,804	1,713,838
#	Watts Water Technologies, Inc., Class A	19,595	2,352,772
*	Welbilt, Inc.	131,700	1,700,247
	Werner Enterprises, Inc.	25,000	981,000
	Woodward, Inc.	21,871	2,448,458
TOTAL INDUSTRIALS			201,965,415
INFORMATION TECHNOLOGY — (19.5%)
#*	2U, Inc.	5,100	208,590
*	A10 Networks Inc.	500	4,965
*	Acacia Communications, Inc.	791	90,490
*	ACI Worldwide, Inc.	98,320	3,774,505
#*	ACM Research, Inc., Class A	5,868	528,120
*	Advanced Energy Industries, Inc.	36,197	3,713,088
*	Alarm.com Holdings, Inc.	33,331	3,097,117

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ambarella, Inc.	22,334	$2,107,436
	American Software, Inc., Class A	24,172	464,344
#*	Appfolio, Inc., Class A	10,397	1,588,766
*	Avaya Holdings Corp.	53,909	1,198,936
#	Badger Meter, Inc.	35,327	3,239,839
#	Blackbaud, Inc.	40,112	2,667,047
*	Bottomline Technologies De, Inc.	22,950	1,096,551
	Brooks Automation, Inc.	55,033	4,169,300
*	Calix, Inc.	4,500	135,900
*	Cambium Networks Corp.	141	5,182
*	Cardtronics P.L.C., Class A	45,853	1,781,389
*	Casa Systems, Inc.	61,550	474,550
	Cass Information Systems, Inc.	3,933	159,680
#*	Cerence, Inc.	15,384	1,721,623
*	CEVA, Inc.	20,089	1,181,032
#*	ChannelAdvisor Corp.	3,274	67,117
*	Cirrus Logic, Inc.	43,913	4,114,209
*	Clearfield, Inc.	4,623	144,792
	CMC Materials, Inc.	15,988	2,355,192
*	Coherent, Inc.	17,077	3,429,745
	Cohu, Inc.	19,766	804,081
*	CommScope Holding Co., Inc.	158,511	2,328,527
*	CommVault Systems, Inc.	32,651	2,049,830
*	Cornerstone OnDemand, Inc.	9,492	388,223
#*	Cree, Inc.	9,426	952,780
	CSG Systems International, Inc.	33,846	1,458,424
*	CyberOptics Corp.	6,098	147,511
*	Digital Turbine, Inc.	88,080	5,039,057
*	Diodes, Inc.	27,139	1,920,898
*	DSP Group, Inc.	20,153	325,068
	Ebix, Inc.	1,182	61,547
*	eGain Corp.	36,067	396,737
#*	Endurance International Group Holdings, Inc.	27,230	258,140
*	Envestnet, Inc.	21,008	1,611,944
*	ePlus, Inc.	4,848	407,426
*	Euronet Worldwide, Inc.	20,565	2,569,802
	EVERTEC, Inc.	72,062	2,500,551
*	ExlService Holdings, Inc.	32,295	2,476,381
*	Fabrinet	38,187	3,014,482
*	FARO Technologies, Inc.	16,907	1,193,127
	FLIR Systems, Inc.	34,260	1,783,233
*	FormFactor, Inc.	76,625	3,131,664
*	Globant SA	7,009	1,345,728
	Hackett Group, Inc. (The)	31,238	425,462
#*	Harmonic, Inc.	98,571	764,911
*	I3 Verticals, Inc., Class A	525	15,236
*	Ichor Holdings, Ltd.	23,520	849,072
*	IEC Electronics Corp.	5,022	73,371
*	Immersion Corp.	22,673	286,813
#*	Intelligent Systems Corp.	530	21,460
	InterDigital, Inc.	18,863	1,211,193
*	Itron, Inc.	32,668	2,810,101
#*	j2 Global, Inc.	36,743	3,771,302
	Jabil, Inc.	56,093	2,320,567
	Kulicke & Soffa Industries, Inc.	26,800	955,956
*	Lattice Semiconductor Corp.	146,912	5,892,640
#*	Limelight Networks, Inc.	124,700	568,008
	Littelfuse, Inc.	11,347	2,761,519
*	LiveRamp Holdings, Inc.	23,759	1,798,794

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	10,918	$1,024,108
#*	Luna Innovations, Inc.	29,586	314,499
*	Manhattan Associates, Inc.	36,372	4,118,402
	MAXIMUS, Inc.	36,325	2,726,554
*	MaxLinear, Inc.	59,147	1,856,624
*	MicroStrategy, Inc., Class A	6,360	3,926,092
*	Mimecast, Ltd.	50,639	2,180,515
#*	Mitek Systems, Inc.	10,013	161,710
	MKS Instruments, Inc.	895	141,473
#*	Napco Security Technologies, Inc.	22,504	583,304
	National Instruments Corp.	41,017	1,698,104
#*	NCR Corp.	111,178	3,708,898
	NIC, Inc.	80,915	2,178,232
*	nLight, Inc.	9,571	303,209
*	Novanta, Inc.	34,180	4,269,766
	NVE Corp.	4,591	293,319
*	OneSpan, Inc.	34,102	795,259
*	OSI Systems, Inc.	18,589	1,673,382
#*	Paysign, Inc.	7,627	35,694
*	PDF Solutions, Inc.	33,261	642,603
#*	Perficient, Inc.	32,190	1,757,896
*	PFSweb, Inc.	29,900	205,413
*	Plexus Corp.	21,250	1,634,550
	Power Integrations, Inc.	50,898	4,099,834
	Progress Software Corp.	48,759	1,959,137
	QAD, Inc., Class A	3,470	224,821
#*	Qualys, Inc.	31,132	4,310,848
*	Rogers Corp.	6,609	1,031,467
#	Sabre Corp.	30,487	328,650
#*	Sailpoint Technologies Holdings, Inc.	21,447	1,186,234
#	Sapiens International Corp. NV	37,028	1,209,334
	Science Applications International Corp.	21,914	2,104,401
*	Semtech Corp.	16,286	1,155,492
#*	ShotSpotter, Inc.	3,144	144,593
*	Silicon Laboratories, Inc.	18,511	2,428,088
#*	SMART Global Holdings, Inc.	22,580	838,847
*	SPS Commerce, Inc.	11,961	1,182,823
	Switch, Inc., Class A	34,650	596,673
#*	Synaptics, Inc.	32,101	3,185,061
*	Telenav, Inc.	4,322	20,573
#*	Teradata Corp.	87,892	2,364,295
	TTEC Holdings, Inc.	42,090	3,181,162
#*	Tucows, Inc., Class A	852	68,075
*	Ultra Clean Holdings, Inc.	10,700	413,020
*	Upland Software, Inc.	15,129	721,502
#*	Verint Systems, Inc.	37,147	2,742,563
#*	Verra Mobility Corp.	116,950	1,496,960
*	Viavi Solutions, Inc.	190,041	2,936,133
*	Virtusa Corp.	27,081	1,382,485
*	Zix Corp.	41,800	340,670
TOTAL INFORMATION TECHNOLOGY			182,094,418
MATERIALS — (5.2%)
*	Axalta Coating Systems, Ltd.	119,987	3,238,449
	Balchem Corp.	22,533	2,411,707
#*	Berry Global Group, Inc.	8,967	442,701
	Cabot Corp.	43,834	1,924,751
	Chase Corp.	8,846	886,723
#	Chemours Co. (The)	116,336	3,064,290

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Cleveland-Cliffs, Inc.	24,266	$372,240
#	Compass Minerals International, Inc.	33,308	1,940,524
	Eagle Materials, Inc.	22,938	2,523,868
*	Ferro Corp.	73,726	1,016,682
#*	Forterra, Inc.	22,422	410,323
*	GCP Applied Technologies, Inc.	55,476	1,375,250
	Graphic Packaging Holding Co.	199,543	3,124,843
*	Ingevity Corp.	34,503	2,266,502
*	Koppers Holdings, Inc.	22,591	751,828
#*	Livent Corp.	81,003	1,475,875
	Louisiana-Pacific Corp.	83,313	3,166,727
	Myers Industries, Inc.	33,893	679,555
	NewMarket Corp.	6,331	2,482,955
	O-I Glass, Inc.	152,354	1,925,755
	Sensient Technologies Corp.	30,641	2,161,110
	Silgan Holdings, Inc.	79,837	2,908,462
	Sonoco Products Co.	7,000	405,370
	Stepan Co.	19,835	2,235,008
#	Trinseo SA	19,894	1,011,212
*	Tronox Holdings P.L.C., Class A	37,141	570,114
	Worthington Industries, Inc.	10,047	525,860
	WR Grace & Co.	53,851	3,124,435
TOTAL MATERIALS			48,423,119
REAL ESTATE — (0.6%)
#*	Cushman & Wakefield P.L.C.	93,398	1,338,393
*	Marcus & Millichap, Inc.	36,257	1,295,463
	Newmark Group, Inc., Class A	27,084	183,088
*	Rafael Holdings, Inc., Class B	6,600	154,968
	RMR Group, Inc. (The), Class A	17,410	642,081
#	St Joe Co. (The)	45,796	2,037,922
TOTAL REAL ESTATE			5,651,915
UTILITIES — (0.9%)
	Brookfield Renewable Corp., Class A	29,653	1,659,085
	Genie Energy, Ltd., Class B	22,810	168,338
#	Ormat Technologies, Inc.	33,340	3,806,095
*	Sunnova Energy International, Inc.	61,640	2,702,914
TOTAL UTILITIES			8,336,432
TOTAL COMMON STOCKS			854,171,347
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	2,460	69,766
TOTAL INVESTMENT SECURITIES (Cost $564,215,759)			854,241,113

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	5,155,552	5,155,552
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	6,622,045	76,623,677
TOTAL INVESTMENTS — (100.0%)
(Cost $645,989,466)^^			$936,020,342

U.S. Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$19,381,273	—	—	$19,381,273
Consumer Discretionary	175,360,564	—	—	175,360,564
Consumer Staples	46,825,279	—	—	46,825,279
Energy	7,254,331	—	—	7,254,331
Financials	58,284,549	—	—	58,284,549
Health Care	100,589,996	$4,056	—	100,594,052
Industrials	201,965,415	—	—	201,965,415
Information Technology	182,094,418	—	—	182,094,418
Materials	48,423,119	—	—	48,423,119
Real Estate	5,651,915	—	—	5,651,915
Utilities	8,336,432	—	—	8,336,432
Preferred Stocks
Communication Services	69,766	—	—	69,766
Temporary Cash Investments	5,155,552	—	—	5,155,552
Securities Lending Collateral	—	76,623,677	—	76,623,677
TOTAL	$859,392,609	$76,627,733	—	$936,020,342

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.2%)
	Altium, Ltd.	7,521	$175,336
	Aristocrat Leisure, Ltd.	63,581	1,497,830
	BHP Group, Ltd.	165,660	5,524,595
#	BHP Group, Ltd., Sponsored ADR	9,711	648,501
	Brambles, Ltd.	199,990	1,609,146
	Carsales.com, Ltd.	39,084	582,669
*	CIMIC Group, Ltd.	22,129	415,021
	Coca-Cola Amatil, Ltd.	99,584	991,268
	Coles Group, Ltd.	136,419	1,888,486
	Computershare, Ltd.	85,729	935,709
	CSL, Ltd.	33,058	6,853,634
	Domino's Pizza Enterprises, Ltd.	11,260	787,414
	Evolution Mining, Ltd.	148,541	530,505
	Fortescue Metals Group, Ltd.	150,284	2,475,437
	IDP Education, Ltd.	24,856	432,623
*	James Hardie Industries P.L.C.	47,684	1,332,807
	JB Hi-Fi, Ltd.	26,500	1,041,509
	Magellan Financial Group, Ltd.	23,475	852,912
	Medibank Pvt, Ltd.	262,281	582,604
	Northern Star Resources, Ltd.	80,600	779,987
	Ramsay Health Care, Ltd.	32,804	1,574,074
#	REA Group, Ltd.	2,745	305,118
	Rio Tinto, Ltd.	21,492	1,798,858
	Seek, Ltd.	4,117	87,721
	Telstra Corp., Ltd.	430,771	1,023,025
	Wesfarmers, Ltd.	40,847	1,695,532
	Woolworths Group, Ltd.	89,740	2,791,249
TOTAL AUSTRALIA			39,213,570
AUSTRIA — (0.1%)
	OMV AG	12,000	503,542
#	Verbund AG	2,189	197,300
TOTAL AUSTRIA			700,842
BELGIUM — (0.9%)
#	Anheuser-Busch InBev SA	27,797	1,744,892
	Anheuser-Busch InBev SA, Sponsored ADR	1,795	112,528
	Etablissements Franz Colruyt NV	6,221	383,752
	Proximus SADP	23,321	491,448
	UCB SA	6,860	710,368
#	Umicore SA	35,303	1,999,544
TOTAL BELGIUM			5,442,532
CANADA — (7.8%)
	Agnico Eagle Mines, Ltd.	32,349	2,259,578
	Alimentation Couche-Tard, Inc., Class B	78,133	2,382,942
	B2Gold Corp.	171,175	846,003
	Barrick Gold Corp.	11,960	267,545
*	Bausch Health Cos., Inc.	50,450	1,286,475
#*	Bausch Health Cos., Inc.	4,800	122,482
	BCE, Inc.	9,101	386,032
	BCE, Inc.	5,184	219,802
	Brookfield Asset Management, Inc., Class A	2,800	108,497
	CAE, Inc.	22,140	499,257

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co.	41,022	$4,150,196
	Canadian Pacific Railway, Ltd.	700	235,189
	Canadian Pacific Railway, Ltd.	8,108	2,726,072
#	Canadian Tire Corp., Ltd., Class A	3,230	418,820
	CCL Industries, Inc., Class B	18,613	853,978
*	CGI, Inc.	13,317	1,066,026
*	CGI, Inc.	13,012	1,042,995
	Constellation Software, Inc.	3,145	3,831,256
*	Descartes Systems Group, Inc. (The)	3,113	190,080
	Dollarama, Inc.	29,134	1,138,931
#	Empire Co., Ltd., Class A	31,487	869,940
	FirstService Corp.	5,714	780,545
	Franco-Nevada Corp.	1,800	214,423
	Franco-Nevada Corp.	2,332	278,278
	George Weston, Ltd.	11,782	852,819
	Intact Financial Corp.	10,378	1,144,319
#	Kirkland Lake Gold, Ltd.	12,800	491,880
	Kirkland Lake Gold, Ltd.	18,574	713,613
	Loblaw Cos., Ltd.	25,231	1,218,388
	Magna International, Inc.	3,500	246,498
	Magna International, Inc.	23,200	1,629,800
	Metro, Inc.	22,140	957,100
#	Northland Power, Inc.	21,723	795,873
	Open Text Corp.	5,725	256,444
	Open Text Corp.	34,773	1,557,483
#	Pan American Silver Corp.	8,900	287,932
	Quebecor, Inc., Class B	26,710	639,160
#	Restaurant Brands International, Inc.	15,176	875,372
	Restaurant Brands International, Inc.	3,973	229,242
	Ritchie Bros Auctioneers, Inc.	7,564	446,653
	Ritchie Bros Auctioneers, Inc.	547	32,224
	Rogers Communications, Inc., Class B	31,057	1,401,603
	Rogers Communications, Inc., Class B	20,528	925,402
	Royal Bank of Canada	2,830	229,056
	Royal Bank of Canada	3,945	319,032
	Saputo, Inc.	22,674	594,533
	Shaw Communications, Inc., Class B	52,573	900,575
	TC Energy Corp.	5,300	227,169
	TC Energy Corp.	38,077	1,634,646
	TFI International, Inc.	300	19,927
	Thomson Reuters Corp.	10,296	839,639
*	Topicus.com, Inc.	5,849	22,001
	Toromont Industries, Ltd.	12,204	819,231
	Waste Connections, Inc.	7,908	778,968
	Waste Connections, Inc.	1,440	141,866
	Wheaton Precious Metals Corp.	7,300	299,811
	WSP Global, Inc.	15,338	1,428,548
TOTAL CANADA			49,132,149
DENMARK — (1.8%)
	Coloplast A.S., Class B	9,097	1,357,890
	Novo Nordisk A.S., Class B	140,931	9,818,407
TOTAL DENMARK			11,176,297
FINLAND — (1.2%)
	Elisa Oyj	23,831	1,418,822
	Kesko Oyj, Class A	19,425	472,149
	Kesko Oyj, Class B	41,843	1,086,521

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kone Oyj, Class B	26,054	$2,049,018
	Neste Oyj	29,406	2,071,376
	Orion Oyj, Class A	642	29,716
	Orion Oyj, Class B	4,927	226,058
TOTAL FINLAND			7,353,660
FRANCE — (10.2%)
	Air Liquide SA	31,945	5,224,506
*	Airbus SE	60,661	6,099,924
	BioMerieux	751	116,093
*	Bureau Veritas SA	59,188	1,553,078
	Capgemini SE	12,662	1,829,797
	Danone SA	28,672	1,906,648
#	Dassault Systemes SE	761	151,913
*	Eurofins Scientific SE	19,700	1,890,938
	Hermes International	2,935	2,994,687
	Ipsen SA	7,521	656,145
	Kering SA	6,880	4,515,571
	Legrand SA	35,691	3,279,535
	L'Oreal SA	1,962	690,232
	LVMH Moet Hennessy Louis Vuitton SE	22,088	13,354,295
*	Safran SA	28,927	3,636,343
	Sartorius Stedim Biotech	3,652	1,527,937
	SEB SA	3,918	744,568
*	Sodexo SA	16,392	1,458,492
	STMicroelectronics NV	82,378	3,300,937
#	STMicroelectronics NV	5,506	219,965
#	Teleperformance	9,381	3,068,356
	Thales SA	18,476	1,657,798
*	Ubisoft Entertainment SA	17,810	1,780,716
	Vinci SA	33,005	3,060,492
TOTAL FRANCE			64,718,966
GERMANY — (7.0%)
*	Adidas AG	13,494	4,278,661
	Bechtle AG	3,357	711,357
	Beiersdorf AG	454	49,556
	Brenntag AG	26,013	2,037,677
	Carl Zeiss Meditec AG	2,928	457,603
	Deutsche Boerse AG	19,530	3,135,600
	Deutsche Post AG	103,523	5,113,524
	Deutsche Telekom AG	365,565	6,500,680
	E.ON SE	118,085	1,249,166
*	Fielmann AG	4,464	387,323
	Fresenius Medical Care AG & Co. KGaA	11,110	898,786
	Hapag-Lloyd AG	1,121	126,617
#*	HelloFresh SE	17,021	1,437,291
	Hochtief AG	5,744	534,072
	Infineon Technologies AG	85,442	3,423,111
#	KION Group AG	12,151	1,049,119
	Knorr-Bremse AG	9,003	1,191,380
	Merck KGaA	5,467	911,178
	MTU Aero Engines AG	5,481	1,271,776
	Nemetschek SE	9,226	649,530
#*	Puma SE	7,842	767,366
*	Puma SE	450	44,114
	Rational AG	599	575,806
	SAP SE, Sponsored ADR	5,177	653,338

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SAP SE	29,366	$3,726,193
	Siemens Healthineers AG	7,780	436,313
	Symrise AG	13,281	1,652,735
*	Zalando SE	6,417	735,779
TOTAL GERMANY			44,005,651
HONG KONG — (2.5%)
	AIA Group, Ltd.	341,800	4,120,996
	Chow Tai Fook Jewellery Group, Ltd.	167,800	201,460
	Hong Kong Exchanges & Clearing, Ltd.	89,890	5,746,861
	Man Wah Holdings, Ltd.	120,400	265,549
	MGM China Holdings, Ltd.	6,400	9,645
	NagaCorp., Ltd.	290,000	329,252
#	PCCW, Ltd.	84,249	46,851
*	Prada SpA	68,400	420,309
	Sands China, Ltd.	198,800	789,503
	Techtronic Industries Co., Ltd.	215,500	3,219,221
	Vitasoy International Holdings, Ltd.	110,000	478,729
*	Wynn Macau, Ltd.	213,600	338,421
	Xinyi Glass Holdings, Ltd.	68,000	164,490
TOTAL HONG KONG			16,131,287
IRELAND — (0.5%)
	Kerry Group P.L.C., Class A	5,616	762,131
*	Kingspan Group P.L.C.	11,512	781,497
	Smurfit Kappa Group P.L.C.	34,029	1,636,857
TOTAL IRELAND			3,180,485
ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	101,240
	Elbit Systems, Ltd.	318	43,890
#	Elbit Systems, Ltd.	1,614	218,649
	Mizrahi Tefahot Bank, Ltd.	4,032	93,772
#*	Nice, Ltd., Sponsored ADR	1,919	501,396
*	Nova Measuring Instruments, Ltd.	719	52,456
	Shapir Engineering and Industry, Ltd.	9,190	65,975
	Shufersal, Ltd.	16,148	134,301
	Strauss Group, Ltd.	4,186	119,346
*	Tower Semiconductor, Ltd.	4,828	135,039
*	Tower Semiconductor, Ltd.	9,492	269,440
TOTAL ISRAEL			1,735,504
ITALY — (1.8%)
#*	Amplifon SpA	15,064	597,115
*	CNH Industrial NV	61,000	777,287
	DiaSorin SpA	1,542	337,211
	Enel SpA	308,461	3,059,312
	Ferrari NV	5,787	1,204,252
	Ferrari NV	7,617	1,585,707
#*	FinecoBank Banca Fineco SpA	26,046	405,010
*	Moncler SpA	29,895	1,684,648
	Recordati Industria Chimica e Farmaceutica SpA	11,853	613,383
#	Snam SpA	170,753	895,379
TOTAL ITALY			11,159,304

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (23.8%)
	Advantest Corp.	30,600	$2,418,228
	Aeon Co., Ltd.	55,400	1,735,613
	Ain Holdings, Inc.	3,000	188,450
	Anritsu Corp.	13,500	332,622
	Asahi Group Holdings, Ltd.	25,800	1,041,606
	Asahi Intecc Co., Ltd.	21,900	719,029
	Astellas Pharma, Inc.	118,600	1,925,119
	Bandai Namco Holdings, Inc.	14,200	1,210,849
	BayCurrent Consulting, Inc.	700	105,540
	Benefit One, Inc.	11,300	320,303
	Calbee, Inc.	8,400	248,416
	Capcom Co., Ltd.	8,900	558,380
#*	Change, Inc.	800	27,872
	Chugai Pharmaceutical Co., Ltd.	38,400	2,009,439
	Cosmos Pharmaceutical Corp.	2,400	365,924
	Create SD Holdings Co., Ltd.	2,400	77,882
	CyberAgent, Inc.	19,400	1,214,528
	Daifuku Co., Ltd.	7,751	884,603
	Daikin Industries, Ltd.	21,100	4,454,893
	Daito Trust Construction Co., Ltd.	16,300	1,698,687
	Disco Corp.	1,000	325,318
	DMG Mori Co., Ltd.	800	12,562
	Eisai Co., Ltd.	11,600	846,608
	Elecom Co., Ltd.	1,000	47,372
	Fancl Corp.	8,200	301,067
	Fast Retailing Co., Ltd.	5,000	4,297,610
	FP Corp.	7,800	312,127
	Fuji Kyuko Co., Ltd.	3,699	178,722
	Fuji Oil Holdings, Inc.	5,400	157,928
	Fujitsu General, Ltd.	6,000	149,141
	Fujitsu, Ltd.	20,500	3,128,296
	GMO internet, Inc.	13,800	389,843
	GMO Payment Gateway, Inc.	7,700	1,097,012
	Goldwin, Inc.	3,500	210,956
*	GungHo Online Entertainment, Inc.	4,140	103,212
	Hakuhodo DY Holdings, Inc.	28,200	408,640
	Hamamatsu Photonics KK	5,000	290,011
	Hikari Tsushin, Inc.	2,929	614,255
	Hoya Corp.	21,900	2,802,190
	Infomart Corp.	29,000	248,417
	IR Japan Holdings, Ltd.	300	50,117
	Ito En, Ltd.	10,200	636,457
	Itochu Techno-Solutions Corp.	7,400	260,880
	Japan Exchange Group, Inc.	56,900	1,328,358
	Japan Tobacco, Inc.	64,600	1,283,233
	Jeol, Ltd.	2,400	98,283
	Justsystems Corp.	4,500	326,967
	Kakaku.com, Inc.	23,100	669,033
	Kao Corp.	44,000	3,192,496
	Katitas Co., Ltd.	900	26,890
	KDDI Corp.	199,200	5,855,032
	Kikkoman Corp.	10,600	747,966
	Kirin Holdings Co., Ltd.	46,500	999,472
	Kobayashi Pharmaceutical Co., Ltd.	300	33,783
	Kobe Bussan Co., Ltd.	21,000	581,698
	Konami Holdings Corp.	9,800	600,559
	Kose Corp.	3,600	578,588
	Kusuri no Aoki Holdings Co., Ltd.	3,000	245,636
	Lasertec Corp.	14,300	1,915,455

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lawson, Inc.	12,800	$621,667
	Life Corp.	2,100	66,135
	Lion Corp.	17,200	393,122
	M3, Inc.	23,100	1,944,435
	Mani, Inc.	2,700	71,551
#	Maruwa Unyu Kikan Co., Ltd.	7,200	153,423
	McDonald's Holdings Co. Japan, Ltd.	6,500	316,971
	MEIJI Holdings Co., Ltd.	17,900	1,221,853
	Menicon Co., Ltd.	1,100	66,202
	Minebea Mitsumi, Inc.	66,900	1,484,745
	MISUMI Group, Inc.	18,300	595,847
	MonotaRO Co., Ltd.	23,100	1,157,506
	Morinaga & Co., Ltd.	4,900	194,940
	Murata Manufacturing Co., Ltd.	33,400	3,208,004
	Nabtesco Corp.	11,500	515,867
	NET One Systems Co., Ltd.	10,800	360,313
	Nichirei Corp.	18,700	541,833
	Nidec Corp.	4,200	558,928
	Nifco, Inc.	6,500	227,229
	Nihon M&A Center, Inc.	26,500	1,534,585
	Nihon Unisys, Ltd.	16,800	637,524
	Nintendo Co., Ltd.	6,600	3,799,192
	Nippon Sanso Holdings Corp.	32,400	624,579
	Nissan Chemical Corp.	18,200	1,036,653
	Nitori Holdings Co., Ltd.	2,700	535,850
	Nomura Research Institute, Ltd.	22,130	745,435
	NS Solutions Corp.	3,500	112,437
	NTT Data Corp.	67,000	962,195
	Obic Co., Ltd.	1,300	243,235
	Olympus Corp.	102,000	1,844,239
	Open House Co., Ltd.	14,200	571,593
	Oracle Corp.	4,400	518,399
	Otsuka Corp.	12,800	644,492
	Pan Pacific International Holdings Corp.	31,800	714,095
*	Park24 Co., Ltd.	23,500	446,345
	Persol Holdings Co., Ltd.	41,500	778,361
	Pigeon Corp.	21,100	949,393
	Pola Orbis Holdings, Inc.	8,700	174,167
#	Rakus Co., Ltd.	4,700	85,136
	Recruit Holdings Co., Ltd.	84,200	3,662,481
	Relo Group, Inc.	18,500	460,290
*	Renesas Electronics Corp.	130,700	1,491,475
*	RENOVA, Inc.	5,000	177,453
	Rohto Pharmaceutical Co., Ltd.	7,500	219,674
	Ryohin Keikaku Co., Ltd.	43,700	1,044,903
	Santen Pharmaceutical Co., Ltd.	16,900	279,506
	SCSK Corp.	9,000	500,560
	Seria Co., Ltd.	3,900	135,802
	Seven Bank, Ltd.	78,600	173,160
	SG Holdings Co., Ltd.	19,000	487,021
	Sharp Corp.	56,233	1,168,066
	Shimadzu Corp.	22,800	871,671
	Shimano, Inc.	2,000	468,945
	Shin-Etsu Chemical Co., Ltd.	18,400	3,203,047
	Shionogi & Co., Ltd.	10,100	548,329
	Ship Healthcare Holdings, Inc.	6,600	379,740
	Shiseido Co., Ltd.	22,100	1,434,721
#*	Skylark Holdings Co., Ltd.	50,300	826,344
	SMS Co., Ltd.	13,000	482,373

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Softbank Corp.	144,100	$1,892,964
	SoftBank Group Corp.	124,780	9,667,079
	Sohgo Security Services Co., Ltd.	7,500	369,058
	Sony Corp.	106,900	10,231,678
	Square Enix Holdings Co., Ltd.	8,000	460,029
	Sugi Holdings Co., Ltd.	3,600	236,581
	SUMCO Corp.	53,900	1,136,646
	Sundrug Co., Ltd.	12,300	487,991
	Suntory Beverage & Food, Ltd.	7,700	268,978
	Sushiro Global Holdings, Ltd.	18,400	629,436
	Sysmex Corp.	13,500	1,574,941
	Systena Corp.	4,600	86,659
	Taiyo Yuden Co., Ltd.	31,700	1,859,548
	TechnoPro Holdings, Inc.	6,700	510,156
	Terumo Corp.	20,900	812,292
	TIS, Inc.	23,700	527,009
	Toei Animation Co., Ltd.	1,000	97,380
	Tokyo Electron, Ltd.	13,700	5,209,464
	Toshiba TEC Corp.	7,100	263,823
	TOTO, Ltd.	11,899	659,037
*	Trend Micro, Inc.	22,600	1,243,790
	Tsuruha Holdings, Inc.	5,500	730,349
	Unicharm Corp.	11,500	515,768
	USS Co., Ltd.	32,200	634,070
	Welcia Holdings Co., Ltd.	18,000	609,813
#	Workman Co., Ltd.	2,000	164,937
	Yaoko Co., Ltd.	3,100	203,335
	Yaskawa Electric Corp.	16,600	851,388
	Z Holdings Corp.	137,300	852,953
	Zenkoku Hosho Co., Ltd.	9,400	419,597
	Zensho Holdings Co., Ltd.	16,600	459,197
	ZOZO, Inc.	24,900	697,275
TOTAL JAPAN			149,927,431
NETHERLANDS — (3.1%)
*	Adyen NV	693	1,447,694
	ASML Holding NV	3,091	1,650,142
	ASML Holding NV	19,438	10,383,002
	Euronext NV	2,822	303,920
*	GrandVision NV	6,267	186,139
	Koninklijke KPN NV	310,588	970,277
	Wolters Kluwer NV	58,502	4,860,944
TOTAL NETHERLANDS			19,802,118
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd. (The)	67,080	553,206
	Fisher & Paykel Healthcare Corp., Ltd.	16,276	403,379
	Spark New Zealand, Ltd.	241,153	827,963
TOTAL NEW ZEALAND			1,784,548
NORWAY — (0.7%)
	Aker BP ASA	20,482	508,712
*	Bakkafrost P/F	2,048	144,201
	Gjensidige Forsikring ASA	7,234	166,353
	Mowi ASA	31,193	690,955
*	Nordic Semiconductor ASA	2,210	33,860
	Orkla ASA	9,937	96,594
	Salmar ASA	7,843	470,428

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Scatec ASA	9,168	$346,909
*	Schibsted ASA, Class A	1,591	59,855
*	Schibsted ASA, Class B	2,600	83,639
	Telenor ASA	59,542	982,228
	Tomra Systems ASA	13,193	603,798
TOTAL NORWAY			4,187,532
PORTUGAL — (0.1%)
	EDP Renovaveis SA	7,907	216,541
	Jeronimo Martins SGPS SA	14,536	237,708
TOTAL PORTUGAL			454,249
SINGAPORE — (0.7%)
	Dairy Farm International Holdings, Ltd.	48,900	210,457
	DBS Group Holdings, Ltd.	59,847	1,128,550
*	SATS, Ltd.	89,300	257,781
	Singapore Exchange, Ltd.	121,500	902,626
	Singapore Technologies Engineering, Ltd.	196,300	547,302
	Singapore Telecommunications, Ltd.	393,800	697,635
	Singapore Telecommunications, Ltd.	10,900	19,416
	United Overseas Bank, Ltd.	4,823	84,739
	Venture Corp., Ltd.	34,900	518,683
	Wilmar International, Ltd.	80,100	317,031
TOTAL SINGAPORE			4,684,220
SPAIN — (1.7%)
	ACS Actividades de Construccion y Servicios SA	33,719	1,050,819
*	Aena SME SA	6,495	1,001,637
	Amadeus IT Group SA	19,494	1,244,560
	Cellnex Telecom SA	11,405	668,148
	Endesa SA	36,666	937,081
	Ferrovial SA	19,761	473,740
#	Grifols SA	30,104	886,191
	Industria de Diseno Textil SA	61,458	1,822,733
	Telefonica SA	622,602	2,686,461
TOTAL SPAIN			10,771,370
SWEDEN — (3.1%)
	AAK AB	5,532	108,127
	AddTech AB, Class B	30,712	407,144
*	Alfa Laval AB	33,340	873,733
	Assa Abloy AB, Class B	46,634	1,153,342
	Atlas Copco AB, Class A	63,342	3,436,514
	Atlas Copco AB, Class B	37,577	1,759,356
	Avanza Bank Holding AB	18,298	498,597
	Axfood AB	16,520	397,020
	Beijer Ref AB	8,402	348,532
	Electrolux AB, Class B	30,287	739,936
	Elekta AB, Class B	45,561	654,645
	Epiroc AB, Class A	38,561	738,786
	Epiroc AB, Class B	24,352	417,984
	Essity AB, Class A	680	22,052
	Essity AB, Class B	40,375	1,289,611
#	Evolution Gaming Group AB	16,947	1,649,162
#*	Hennes & Mauritz AB, Class B	62,759	1,341,747
*	Indutrade AB	25,983	532,508
	Lifco AB, Class B	4,184	384,086

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nibe Industrier AB, Class B	3,515	$117,329
*	Nordic Entertainment Group AB, Class B	2,770	144,598
*	Sinch AB	1,485	218,033
	Sweco AB, Class B	19,191	319,746
	Telefonaktiebolaget LM Ericsson, Class A	1,519	21,253
	Telefonaktiebolaget LM Ericsson, Class B	145,950	1,837,721
*	Thule Group AB	7,930	294,060
TOTAL SWEDEN			19,705,622
SWITZERLAND — (8.4%)
	EMS-Chemie Holding AG	954	899,812
	Geberit AG	5,082	3,110,523
	Kuehne + Nagel International AG	13,649	3,105,911
	Nestle SA	80,928	9,071,752
	Partners Group Holding AG	2,289	2,702,831
	Roche Holding AG	2,118	746,226
	Roche Holding AG	54,937	18,959,406
	SGS SA	1,431	4,340,215
	Sika AG	30,158	8,206,345
#	Temenos AG	14,830	1,872,612
TOTAL SWITZERLAND			53,015,633
UNITED KINGDOM — (14.0%)
	Admiral Group P.L.C.	34,875	1,374,453
	Ashtead Group P.L.C.	101,910	5,114,542
#	AstraZeneca P.L.C., Sponsored ADR	107,948	5,462,169
	AstraZeneca P.L.C.	15,702	1,601,779
	Auto Trader Group P.L.C.	132,386	1,020,639
	B&M European Value Retail SA	83,353	609,267
	BAE Systems P.L.C.	202,173	1,275,655
	BHP Group P.L.C., ADR	12,367	675,486
	BHP Group P.L.C.	71,676	1,964,304
*	Boohoo Group P.L.C.	34,295	158,544
	Bunzl P.L.C.	18,880	606,042
*	Burberry Group P.L.C.	61,566	1,442,906
*	CNH Industrial NV	21,631	277,718
	Coca-Cola HBC AG	18,332	541,209
*	Compass Group P.L.C.	221,144	3,950,238
	Croda International P.L.C.	10,792	927,255
	Diageo P.L.C., Sponsored ADR	25,948	4,158,686
	Diageo P.L.C.	14,605	586,349
	Evraz P.L.C.	83,618	571,731
	Experian P.L.C.	123,602	4,320,212
	Ferguson P.L.C.	23,355	2,711,672
	Fresnillo P.L.C.	8,502	114,562
*	G4S P.L.C.	30,434	108,020
	Games Workshop Group P.L.C.	345	48,683
	GlaxoSmithKline P.L.C., Sponsored ADR	190,460	7,094,635
	Hargreaves Lansdown P.L.C.	46,044	1,072,745
	Hikma Pharmaceuticals P.L.C.	8,164	268,100
	HomeServe P.L.C.	29,783	424,578
*	Howden Joinery Group P.L.C.	88,429	810,798
	Imperial Brands P.L.C.	190,420	3,822,034
*	InterContinental Hotels Group P.L.C., ADR	6,985	430,088
	Intertek Group P.L.C.	27,700	2,086,176
*	ITV P.L.C.	223,671	323,336
*	JD Sports Fashion P.L.C.	72,764	740,702
*	Next P.L.C.	24,843	2,622,770

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	NMC Health P.L.C.	4,287	$2,058
	Reckitt Benckiser Group P.L.C.	11,413	967,576
#	RELX P.L.C., Sponsored ADR	13,140	326,135
	RELX P.L.C.	57,560	1,425,098
	RELX P.L.C.	71,813	1,793,900
*	Rentokil Initial P.L.C.	174,114	1,181,682
*	Rightmove P.L.C.	159,472	1,305,405
	Rio Tinto P.L.C.	4,479	339,809
#	Rio Tinto P.L.C., Sponsored ADR	43,071	3,291,486
	Spirax-Sarco Engineering P.L.C.	7,219	1,091,443
	SSE P.L.C.	182,296	3,692,756
	Unilever P.L.C., Sponsored ADR	192,059	11,204,722
	Unilever P.L.C.	712	41,478
	Unilever P.L.C.	42,536	2,472,576
TOTAL UNITED KINGDOM			88,454,207
TOTAL COMMON STOCKS			606,737,177
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Fuchs Petrolub SE	1,006	57,239
	Henkel AG & Co. KGaA	256	26,514
#	Sartorius AG	4,153	2,064,438
TOTAL GERMANY			2,148,191
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	33,719	16,613
TOTAL INVESTMENT SECURITIES (Cost $447,461,121)			608,901,981

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	1,895,400	21,931,673
TOTAL INVESTMENTS — (100.0%)
(Cost $469,388,161)^^			$630,833,654
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$648,501	$38,565,069	—	$39,213,570
Austria	—	700,842	—	700,842
Belgium	112,528	5,330,004	—	5,442,532
Canada	49,110,148	22,001	—	49,132,149
Denmark	—	11,176,297	—	11,176,297
Finland	—	7,353,660	—	7,353,660
France	219,965	64,499,001	—	64,718,966
Germany	653,338	43,352,313	—	44,005,651
Hong Kong	—	16,131,287	—	16,131,287
Ireland	—	3,180,485	—	3,180,485
Israel	855,084	880,420	—	1,735,504

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	$1,585,707	$9,573,597	—	$11,159,304
Japan	—	149,927,431	—	149,927,431
Netherlands	10,383,002	9,419,116	—	19,802,118
New Zealand	—	1,784,548	—	1,784,548
Norway	—	4,187,532	—	4,187,532
Portugal	—	454,249	—	454,249
Singapore	—	4,684,220	—	4,684,220
Spain	—	10,771,370	—	10,771,370
Sweden	—	19,705,622	—	19,705,622
Switzerland	—	53,015,633	—	53,015,633
United Kingdom	35,115,983	53,338,224	—	88,454,207
Preferred Stocks
Germany	—	2,148,191	—	2,148,191
Rights/Warrants
Spain	—	16,613	—	16,613
Securities Lending Collateral	—	21,931,673	—	21,931,673
TOTAL	$98,684,256	$532,149,398	—	$630,833,654

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.6%)
AUSTRALIA — (7.1%)
*	3P Learning, Ltd.	20,996	$21,628
	Accent Group, Ltd.	45,390	79,733
	Adairs, Ltd.	38,242	105,564
	ALS, Ltd.	91,219	690,081
	Altium, Ltd.	23,266	542,398
	Appen, Ltd.	20,830	352,563
	ARB Corp., Ltd.	17,752	474,131
	Asaleo Care, Ltd.	72,248	71,784
	AUB Group, Ltd.	16,772	207,703
#	Australian Ethical Investment, Ltd.	14,327	76,209
	Australian Finance Group, Ltd.	35,936	74,753
	Baby Bunting Group, Ltd.	24,959	98,406
	Bapcor, Ltd.	75,058	428,678
*	Blackmores, Ltd.	3,583	200,869
	Bravura Solutions, Ltd.	59,861	137,840
	Breville Group, Ltd.	23,607	519,113
	BSA, Ltd.	40,239	9,821
	Carsales.com, Ltd.	49,391	736,327
*	Champion Iron, Ltd.	82,726	320,640
*	City Chic Collective, Ltd.	27,481	80,300
#	Class, Ltd.	11,009	16,144
#	Clinuvel Pharmaceuticals, Ltd.	8,616	143,434
#	Clover Corp., Ltd.	41,094	46,897
	Codan, Ltd.	29,274	266,753
	Collins Foods, Ltd.	26,555	194,663
*	Corporate Travel Management, Ltd.	13,143	166,244
	Costa Group Holdings, Ltd.	83,913	250,106
	Credit Corp. Group, Ltd.	14,234	306,406
	Data#3, Ltd.	32,737	141,073
*	Deep Yellow, Ltd.	22,061	9,590
*	Deterra Royalties, Ltd.	93,166	306,573
	Dicker Data, Ltd.	9,707	85,372
#	Domain Holdings Australia, Ltd.	47,787	180,700
	Eagers Automotive, Ltd.	29,034	292,997
	Elders, Ltd.	29,712	240,907
*	Elmo Software, Ltd.	2,718	13,680
*	Energy Resources of Australia, Ltd.	44,404	7,619
	Euroz, Ltd.	20,412	25,774
	GUD Holdings, Ltd.	20,940	189,933
	GWA Group, Ltd.	51,064	133,741
	Hansen Technologies, Ltd.	41,024	120,873
#	HUB24, Ltd.	13,305	248,164
	Imdex, Ltd.	71,768	86,310
	Infomedia, Ltd.	103,163	142,513
	Inghams Group, Ltd.	77,027	193,231
	Integral Diagnostics, Ltd.	30,331	103,747
#	Integrated Research, Ltd.	30,886	60,001
#	InvoCare, Ltd.	34,465	292,624
	IPH, Ltd.	47,938	230,980
	IRESS, Ltd.	44,874	340,988
	JB Hi-Fi, Ltd.	4,965	195,136
	Johns Lyng Group, Ltd.	22,819	53,592
#	Jumbo Interactive, Ltd.	9,248	98,638
	Kogan.com, Ltd.	14,243	194,432
	Lifestyle Communities, Ltd.	18,947	181,663

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Lovisa Holdings, Ltd.	10,487	$84,896
*	Lynas Rare Earths, Ltd.	222,695	809,058
*	Macquarie Telecom Group, Ltd.	1,743	67,181
	McMillan Shakespeare, Ltd.	16,320	156,990
	Metcash, Ltd.	78,291	203,904
	MNF Group, Ltd.	6,395	21,542
	Moelis Australia, Ltd.	9,129	30,261
	Monadelphous Group, Ltd.	20,046	197,132
*	Musgrave Minerals, Ltd.	67,943	18,201
*	Nanosonics, Ltd.	48,443	251,405
#*	nearmap, Ltd.	86,501	140,061
	Netwealth Group, Ltd.	23,135	303,629
#	nib holdings, Ltd.	102,149	429,695
	Nick Scali, Ltd.	16,734	130,963
	Nickel Mines, Ltd.	82,813	79,510
#	NRW Holdings, Ltd.	6,063	13,102
	Objective Corp., Ltd.	2,692	28,080
	OFX Group, Ltd.	60,218	54,883
	Omni Bridgeway, Ltd.	31,708	95,151
	Orora, Ltd.	158,591	302,846
	Over the Wire Holdings, Ltd.	4,954	13,964
	Pact Group Holdings, Ltd.	53,173	97,131
*	Pantoro, Ltd.	53,943	9,625
	Pendal Group, Ltd.	46,707	219,031
	People Infrastructure, Ltd.	9,215	24,046
	Perpetual, Ltd.	11,767	288,561
#	Platinum Asset Management, Ltd.	71,391	225,121
	PPK Group, Ltd.	2,600	10,841
#*	Praemium, Ltd.	79,053	47,619
	Premier Investments, Ltd.	17,037	290,154
#	Pro Medicus, Ltd.	10,867	353,155
	Probiotec, Ltd.	4,147	7,229
	PSC Insurance Group, Ltd.	13,507	29,868
	PWR Holdings, Ltd.	13,055	44,665
	Ramelius Resources, Ltd.	197,670	229,090
*	Red 5, Ltd.	58,748	9,533
*	Redbubble, Ltd.	40,418	205,001
	Redcape Hotel Group	17,479	12,257
	Regis Resources, Ltd.	114,088	313,596
#	Resimac Group, Ltd.	19,027	32,609
#	Rhipe, Ltd.	12,218	17,968
*	RPMGlobal Holdings, Ltd.	22,698	22,148
	SeaLink Travel Group, Ltd.	2,467	12,142
	Service Stream, Ltd.	75,546	109,508
#*	Seven West Media, Ltd.	153,225	41,888
	SmartGroup Corp., Ltd.	25,725	137,876
	Steadfast Group, Ltd.	184,751	561,541
#	Super Retail Group, Ltd.	27,226	232,324
	Technology One, Ltd.	59,041	387,728
*	Temple & Webster Group, Ltd.	12,977	112,493
#*	West African Resources, Ltd.	100,980	69,715
TOTAL AUSTRALIA			18,376,956
AUSTRIA — (1.3%)
	ANDRITZ AG	22,054	1,047,682
	AT&S Austria Technologie & Systemtechnik AG	5,821	185,160
	Fabasoft AG	582	31,786
	Mayr Melnhof Karton AG	177	35,153
#	Oesterreichische Post AG	9,331	394,617

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Palfinger AG	3,871	$137,831
	Rosenbauer International AG	731	35,035
#*	S&T AG	11,967	314,073
*	Semperit AG Holding	1,961	61,579
	Telekom Austria AG	48,526	369,337
	Wienerberger AG	23,545	799,635
TOTAL AUSTRIA			3,411,888
BELGIUM — (1.1%)
	Atenor	247	16,830
	Barco NV	8,709	168,245
*	bpost SA	17,382	205,644
	Etablissements Franz Colruyt NV	10,026	618,469
	Fagron	15,369	380,036
#*	Kinepolis Group NV	2,884	117,975
	Lotus Bakeries NV	79	375,455
	Melexis NV	3,869	432,505
#*	Mithra Pharmaceuticals SA	1,442	34,628
	Orange Belgium SA	2,143	57,805
	Proximus SADP	14,883	313,632
	Recticel SA	10,529	151,916
	Resilux	219	38,900
	Van de Velde NV	1,365	36,086
	VGP NV	190	31,142
TOTAL BELGIUM			2,979,268
CANADA — (10.9%)
#*	AcuityAds Holdings, Inc.	6,998	102,172
#	AirBoss of America Corp.	2,900	37,805
*	Alcanna, Inc.	3,400	18,213
	Altius Minerals Corp.	7,200	83,106
	Altus Group, Ltd.	10,149	388,499
	Andrew Peller, Ltd., Class A	8,000	64,125
*	Aritzia, Inc.	21,226	441,534
*	ATS Automation Tooling Systems, Inc.	18,157	311,527
*	Aura Minerals, Inc.	4,700	51,457
	B2Gold Corp.	49,400	244,530
	Badger Daylighting, Ltd.	9,038	263,842
	Bird Construction, Inc.	10,300	66,049
#	Boralex, Inc., Class A	20,856	818,257
#	Calian Group, Ltd.	2,303	107,554
	Canacol Energy, Ltd.	33,408	95,097
#*	Canada Goose Holdings, Inc.	7,500	250,850
*	Canada Goose Holdings, Inc.	5,600	187,376
	CI Financial Corp.	51,572	640,441
#	Cogeco Communications, Inc.	3,414	290,981
	Cogeco, Inc.	1,500	107,883
#	Colliers International Group, Inc.	8,919	786,337
	Computer Modelling Group, Ltd.	25,656	118,976
*	Copper Mountain Mining Corp.	15,400	25,772
	Corby Spirit and Wine, Ltd.	2,600	34,463
*	CRH Medical Corp.	17,865	38,280
*	Descartes Systems Group, Inc. (The)	5,924	361,719
#	Dundee Precious Metals, Inc.	31,500	200,270
	Element Fleet Management Corp.	10,500	97,548
#	Endeavour Mining Corp.	21,142	449,045
	Enghouse Systems, Ltd.	10,214	469,025
*	ERO Copper Corp.	17,559	256,365

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Evertz Technologies, Ltd.	6,300	$63,062
#	Extendicare, Inc.	22,325	107,195
	Fiera Capital Corp.	19,381	165,203
	Finning International, Inc.	29,763	621,445
#*	First Majestic Silver Corp.	27,600	497,933
#*	First Majestic Silver Corp.	15,025	272,253
	First National Financial Corp.	4,137	141,378
*	Fortuna Silver Mines, Inc.	30,010	233,478
*	GDI Integrated Facility Services, Inc.	2,311	76,988
#	Gibson Energy, Inc.	39,180	593,483
	Gildan Activewear, Inc.	24,198	603,014
#	goeasy, Ltd.	1,930	140,998
*	Great Canadian Gaming Corp.	13,827	461,170
*	Great Panther Mining, Ltd.	63,306	52,477
	HLS Therapeutics, Inc.	4,400	56,327
*	IBI Group, Inc.	3,700	26,099
	Information Services Corp.	2,603	43,053
	Innergex Renewable Energy, Inc.	31,440	720,877
	Intertape Polymer Group, Inc.	15,246	273,862
#	Jamieson Wellness, Inc.	11,906	333,787
*	Just Energy Group, Inc.	1,194	8,011
*	Karora Resources, Inc.	18,429	47,703
	K-Bro Linen, Inc.	3,004	84,570
*	Kinaxis, Inc.	6,150	853,714
	Labrador Iron Ore Royalty Corp.	16,700	415,949
*	Largo Resources, Ltd.	12,937	18,109
	Lassonde Industries, Inc., Class A	600	81,736
	Logistec Corp., Class B	800	22,209
	Maple Leaf Foods, Inc.	19,602	383,073
	Maverix Metals, Inc.	2,700	13,893
	Maverix Metals, Inc.	4,400	22,704
*	MDF Commerce, Inc.	2,700	31,460
	Methanex Corp.	10,600	350,966
#	Morneau Shepell, Inc.	17,800	436,109
	MTY Food Group, Inc.	600	24,033
	New Look Vision Group, Inc.	1,100	29,032
	Norbord, Inc.	11,100	479,676
	North West Co., Inc. (The)	13,476	341,129
	Parkland Corp.	30,653	919,770
	Pason Systems, Inc.	21,400	142,248
	PFB Corp.	586	9,623
*	Photon Control, Inc.	26,632	45,402
	Pinnacle Renewable Energy, Inc.	3,828	27,990
*	Points International, Ltd.	3,500	46,776
*	Points International, Ltd.	1,144	15,524
	Pollard Banknote, Ltd.	4,800	135,507
#	Premium Brands Holdings Corp.	8,550	698,777
*	Pretium Resources, Inc.	39,533	426,632
*	Pulse Seismic, Inc.	14,400	12,950
	Quebecor, Inc., Class B	16,518	395,269
*	Real Matters, Inc.	18,438	241,514
	Recipe Unlimited Corp.	5,900	75,299
	Richelieu Hardware, Ltd.	13,797	404,280
#	Rogers Sugar, Inc.	19,062	81,242
*	Roxgold, Inc.	73,110	79,471
*	Sandstorm Gold, Ltd.	24,800	160,000
*	Sandstorm Gold, Ltd.	21,300	137,598
#	Savaria Corp.	8,400	110,095
#	Sienna Senior Living, Inc.	12,904	132,698

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sierra Metals, Inc.	12,186	$38,020
	Sleep Country Canada Holdings, Inc.	14,649	301,285
*	Spin Master Corp.	7,140	151,873
	Sprott, Inc.	600	17,037
*	SSR Mining, Inc.	25,846	454,363
	Stantec, Inc.	24,160	857,763
	Stelco Holdings, Inc.	6,030	97,140
	Stella-Jones, Inc.	12,978	466,447
*	Steppe Gold, Ltd.	6,400	11,912
*	SunOpta, Inc.	12,100	171,578
*	SunOpta, Inc.	2,100	29,724
#	Superior Plus Corp.	41,856	396,057
*	TeraGo, Inc.	1,900	9,331
*	Teranga Gold Corp.	34,800	344,258
	TerraVest Industries, Inc.	2,300	28,418
	TFI International, Inc.	21,953	1,458,211
	TMX Group, Ltd.	750	72,340
	Toromont Industries, Ltd.	17,443	1,170,915
*	Trisura Group, Ltd.	1,514	101,987
*	Viemed Healthcare Inc.	4,100	34,399
*	Wall Financial Corp.	2,300	31,566
	Waterloo Brewing, Ltd.	2,800	11,539
*	Wesdome Gold Mines, Ltd.	36,700	280,111
	West Fraser Timber Co., Ltd.	4,300	275,536
#	Whitecap Resources, Inc.	100,784	360,970
	Winpak, Ltd.	7,847	246,870
TOTAL CANADA			28,255,571
CHINA — (0.3%)
	CITIC Telecom International Holdings, Ltd.	78,000	24,598
	SITC International Holdings Co., Ltd.	331,000	758,783
	TK Group Holdings, Ltd.	56,000	20,774
TOTAL CHINA			804,155
DENMARK — (2.4%)
*	Brodrene Hartmann A.S.	391	31,186
	cBrain A/S	1,107	35,897
	Chemometec A/S	1,717	142,261
	Gabriel Holding A.S.	71	7,164
*	Netcompany Group A.S.	4,304	401,516
*	Nilfisk Holding A.S.	2,791	61,830
*	NTG Nordic Transport Group A.S., Class A	1,155	41,668
	Pandora A.S.	30,013	2,888,041
	Royal Unibrew A.S.	12,828	1,266,319
	RTX A.S.	1,615	53,648
	SimCorp A.S.	9,777	1,265,477
*	SP Group A.S.	626	33,307
	Topdanmark A.S.	478	22,071
TOTAL DENMARK			6,250,385
EGYPT — (0.0%)
	Integrated Diagnostics Holdings P.L.C.	16,300	17,522
FINLAND — (2.4%)
*	Caverion Oyj	23,382	168,235
*	F-Secure Oyj	15,402	72,298
	Huhtamaki Oyj	15,958	782,511
	Kamux Corp.	3,666	60,744

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kesko Oyj, Class A	9,456	$229,840
	Kesko Oyj, Class B	18,498	480,330
	Lassila & Tikanoja Oyj	4,575	79,689
	Metso Outotec Oyj	25,567	255,109
	Olvi Oyj, Class A	1,039	55,449
	Orion Oyj, Class A	6,336	293,269
	Orion Oyj, Class B	26,317	1,207,463
	Ponsse Oyj	2,688	103,901
*	QT Group Oyj	2,589	214,341
	Sanoma Oyj	15,828	303,129
	Talenom Oyj	1,087	16,340
	Tikkurila Oyj	8,580	341,888
	Tokmanni Group Corp.	10,934	211,658
	Uponor Oyj	10,207	239,846
	Vaisala Oyj, Class A	5,135	246,897
#	Valmet Oyj	30,958	991,053
TOTAL FINLAND			6,353,990
FRANCE — (3.4%)
	ABC arbitrage	3,547	31,862
	Albioma SA	5,819	295,942
*	Alten SA	5,689	598,990
*	ATEME SA	1,242	25,417
	Aubay	1,736	77,584
	Bastide le Confort Medical	726	46,068
*	Bigben Interactive	3,469	81,436
	Boiron SA	982	40,789
*	Cegedim SA	1,355	38,675
	Chargeurs SA	1,039	23,286
	Cie Plastic Omnium SA	10,854	425,337
*	Claranova SADIR	2,289	17,551
	Delta Plus Group	190	18,296
*	ESI Group	659	34,165
*	Faurecia SE	11,178	584,958
	Gaztransport Et Technigaz SA	4,748	432,489
*	ID Logistics Group	627	170,820
	Infotel SA	566	28,480
	Ipsen SA	5,550	484,192
*	JCDecaux SA	16,146	313,703
	Kaufman & Broad SA	3,850	176,382
#*	Lagardere SCA	8,142	189,255
	Lectra	5,622	160,342
	Linedata Services	871	31,691
	LNA Sante SA	963	57,585
*	Metropole Television SA	3,686	62,624
	Pharmagest Interactive	660	91,839
	SEB SA	2,186	415,423
	Seche Environnement SA	494	25,438
	Societe pour l'Informatique Industrielle	2,187	55,978
*	SOITEC	5,735	1,152,949
	Somfy SA	1,722	298,716
*	Sopra Steria Group	3,038	503,984
*	SPIE SA	20,035	442,407
	Thermador Groupe	610	53,993
	Trigano SA	1,989	349,712
*	Union Financiere de France BQE SA	314	7,995
	Valeo SA	14,600	543,515
	Verallia SASU	2,535	83,318
*	Virbac SA	726	188,968

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Wavestone	1,731	$63,477
TOTAL FRANCE			8,725,631
GERMANY — (6.4%)
	Adesso SE	206	28,825
	All for One Group SE	457	33,222
#	Allgeier SE	1,456	38,447
*	Amadeus Fire AG	114	15,590
	Atoss Software AG	942	212,624
	Basler AG	1,125	115,597
	Bechtle AG	6,135	1,300,023
	bet-at-home.com AG	1,082	49,921
	CANCOM SE	7,326	433,955
*	CECONOMY AG	33,596	215,993
*	CENIT AG	2,561	42,155
	Cewe Stiftung & Co. KGAA	1,373	184,134
	CompuGroup Medical SE & Co. KgaA	5,846	576,747
*	CTS Eventim AG & Co. KGaA	14,305	843,982
	Dermapharm Holding SE	2,786	196,109
	Eckert & Ziegler Strahlen- und Medizintechnik AG	3,871	257,556
	Energiekontor AG	1,600	104,389
#*	Evotec SE	28,193	1,108,255
*	Fielmann AG	6,622	574,564
*	FinTech Group AG	3,879	358,397
	First Sensor AG	1,540	76,942
	Fuchs Petrolub SE	7,669	342,207
	GEA Group AG	16,424	567,480
	Gerresheimer AG	7,285	775,104
	GFT Technologies SE	2,327	34,174
	Hawesko Holding AG	669	36,311
	Hochtief AG	4,720	438,862
	Hugo Boss AG	4,972	176,976
*	Hypoport SE	855	581,561
	IVU Traffic Technologies AG	2,160	46,607
	KPS AG	1,655	10,306
	KWS Saat SE & Co., KGaA	564	49,338
#	Leifheit AG	956	50,224
	LPKF Laser & Electronics AG	3,833	128,139
*	Nagarro SE	1,456	133,226
	Nemetschek SE	5,427	382,072
	New Work SE	795	220,115
	Nexus AG	3,982	256,526
*	OHB SE	1,179	56,291
	Pfeiffer Vacuum Technology AG	547	119,038
*	ProSiebenSat.1 Media SE	47,909	865,743
	PSI Software AG	1,942	65,575
*	PVA TePla AG	3,324	83,204
*	Schaltbau Holding AG	676	25,395
	Secunet Security Networks AG	276	93,912
#	Siltronic AG	4,725	805,252
*	Sixt SE	3,091	359,162
*	SNP Schneider-Neureither & Partner SE	397	28,736
	Stabilus SA	6,287	470,587
	STRATEC SE	1,450	238,686
	Stroeer SE & Co. KGaA	6,860	618,141
*	Thyssenkrupp AG	161	1,867
	Traffic Systems SE	907	39,708
	USU Software AG	398	13,738
*	va-Q-tec AG	366	14,161

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Varta AG	3,773	$671,552
	VERBIO Vereinigte BioEnergie AG	4,419	223,831
#	Wacker Chemie AG	2,690	389,318
*	Washtec AG	2,997	177,856
*	zooplus AG	1,192	276,004
TOTAL GERMANY			16,634,412
HONG KONG — (1.9%)
	ASM Pacific Technology, Ltd.	38,500	559,073
*	Ban Loong Holdings, Ltd.	232,000	12,424
	Brightoil Petroleum Holdings, Ltd.	408,000	14,803
	Cafe de Coral Holdings, Ltd.	100,000	205,308
	CMBC Capital Holdings, Ltd.	3,020,000	43,596
	Convenience Retail Asia, Ltd.	132,000	12,253
#	Fairwood Holdings, Ltd.	25,500	55,167
*	FIT Hon Teng, Ltd.	144,000	61,232
#*	Gold-Finance Holdings, Ltd.	214,000	373
	HKBN, Ltd.	137,000	198,192
	Hypebeast, Ltd.	147,500	19,544
	International Housewares Retail Co., Ltd.	77,000	24,582
	Karrie International Holdings, Ltd.	126,000	17,863
*	Lifestyle International Holdings, Ltd.	131,500	93,475
	L'Occitane International SA	87,000	239,278
	Man Wah Holdings, Ltd.	343,200	756,947
	MECOM Power and Construction, Ltd.	36,000	22,567
	MGM China Holdings, Ltd.	86,800	130,805
*	MH Development, Ltd.	80,000	2,244
	NagaCorp., Ltd.	220,000	249,777
	Nissin Foods Co., Ltd.	26,000	22,223
	Pacific Textiles Holdings, Ltd.	237,000	147,116
	PCCW, Ltd.	166,687	92,696
#	Pentamaster International, Ltd.	44,000	11,462
	Perfect Shape Medical, Ltd.	104,000	42,031
*	Sa Sa International Holdings, Ltd.	161,317	23,854
	SUNeVision Holdings, Ltd.	174,000	157,331
#*	TOM Group, Ltd.	96,000	8,025
	Tradelink Electronic Commerce, Ltd.	178,000	22,487
	Union Medical Healthcare, Ltd.	36,000	27,226
	United Laboratories International Holdings, Ltd. (The)	164,000	113,707
	Value Partners Group, Ltd.	163,000	107,677
	Valuetronics Holdings, Ltd.	44,000	20,905
	Vitasoy International Holdings, Ltd.	186,000	809,487
	VPower Group International Holdings, Ltd.	83,000	25,472
	VSTECS Holdings, Ltd.	86,000	75,084
	VTech Holdings, Ltd.	41,900	334,962
	YTO Express Holdings, Ltd.	14,000	9,139
	Zensun Enterprises, Ltd.	1,410,000	85,507
*	Zhaobangji Properties Holdings, Ltd.	560,000	67,747
TOTAL HONG KONG			4,923,641
IRELAND — (0.3%)
*	Cairn Homes P.L.C	8,401	9,651
*	Datalex P.L.C.	12,438	8,108
*	FBD Holdings P.L.C.	6,766	58,028
	Glanbia P.L.C.	46,374	572,213
*	Irish Continental Group P.L.C.	36,636	170,497
TOTAL IRELAND			818,497

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (1.2%)
	Arad, Ltd.	1,934	$28,270
	AudioCodes, Ltd.	883	26,365
#*	Camtek, Ltd.	4,244	99,242
	Danel Adir Yeoshua, Ltd.	1,247	185,951
	Duniec Brothers, Ltd.	907	28,856
	Electra Consumer Products 1970, Ltd.	1,294	50,022
	Electra, Ltd.	316	166,060
*	Ellomay Capital, Ltd.	1,049	33,123
	Energix-Renewable Energies, Ltd.	8,826	32,939
*	Enlight Renewable Energy, Ltd.	114,785	213,020
	FMS Enterprises Migun, Ltd.	1,352	34,335
	Formula Systems 1985, Ltd.	1,834	160,396
	Fox Wizel, Ltd.	1,783	163,604
#	Freshmarket, Ltd.	5,286	19,600
#*	Hamlet Israel-Canada, Ltd.	1,063	19,666
	Hilan, Ltd.	3,556	162,989
	IDI Insurance Co., Ltd.	1,510	45,569
	Inrom Construction Industries, Ltd.	19,650	89,518
*	Kamada, Ltd.	5,134	33,795
	Kerur Holdings, Ltd.	1,337	34,536
	Klil Industries, Ltd.	260	24,133
	Magic Software Enterprises, Ltd.	803	12,985
	Malam - Team, Ltd.	202	53,954
	Matrix IT, Ltd.	8,960	193,045
	Maytronics, Ltd.	9,272	160,898
*	Nova Measuring Instruments, Ltd.	5,860	427,530
	Novolog, Ltd.	40,640	34,887
	NR Spuntech Industries, Ltd.	4,823	14,489
	One Software Technologies, Ltd.	637	75,658
#*	OPC Energy, Ltd.	11,403	125,803
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	107,348
*	Shikun & Binui, Ltd.	9,814	56,141
	Shufersal, Ltd.	13,520	112,444
	Tadiran Holdings, Ltd.	509	46,449
	Telsys, Ltd.	334	12,951
#	Victory Supermarket Chain, Ltd.	841	18,156
	YD More Investments, Ltd.	3,004	12,690
TOTAL ISRAEL			3,117,417
ITALY — (3.4%)
	ACEA SpA	12,129	239,983
	Alerion Cleanpower SpA	1,327	21,058
#*	Amplifon SpA	26,956	1,068,497
*	Arnoldo Mondadori Editore SpA	31,303	51,512
#*	Autogrill SpA	22,772	120,524
	Azimut Holding SpA	26,755	562,190
*	B&C Speakers SpA	1,234	14,533
*	Banca Farmafactoring SpA	27,311	150,301
*	Banca Generali SpA	14,077	436,465
*	Banca Mediolanum SpA	28,537	226,134
	BasicNet SpA	7,181	34,350
#	Be Shaping The Future SpA	22,330	36,609
*	Brunello Cucinelli SpA	7,681	307,468
	Carel Industries SpA	5,620	116,162
*	Cerved Group SpA	44,933	383,678
	De' Longhi SpA	6,641	238,336
	Enav SpA	28,269	119,802
	ERG SpA	7,411	225,980
#	Fiera Milano SpA	7,366	21,838

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Freni Brembo SpA	31,622	$429,864
	Gruppo MutuiOnline SpA	6,746	263,034
	Hera SpA	79,777	278,706
	Interpump Group SpA	5,724	256,722
#*	Juventus Football Club SpA	114,950	106,989
	LU-VE SpA	622	10,612
*	MARR SpA	2,292	47,680
	Piaggio & C SpA	40,596	143,918
	Piovan SpA	1,843	12,395
	Prysmian SpA	42,922	1,382,692
	RAI Way SpA	21,871	134,903
	Reno de Medici SpA	19,553	23,759
	Reply SpA	4,704	575,422
*	Sesa SpA	1,469	172,377
	SOL SpA	5,970	106,014
*	Technogym SpA	25,405	259,503
*	Tinexta S.p.A.	4,924	116,343
*	Unieuro SpA	3,540	56,063
	Wiit SpA	115	21,115
	Zignago Vetro SpA	6,112	99,280
TOTAL ITALY			8,872,811
JAPAN — (20.5%)
	A&D Co., Ltd.	1,600	17,871
	Abist Co., Ltd.	400	11,243
	Adastria Co., Ltd.	6,700	122,674
	Ad-sol Nissin Corp.	1,300	38,495
	Advance Create Co., Ltd.	1,900	34,286
	Advantage Risk Management Co., Ltd.	1,800	10,947
	Adventure, Inc.	400	14,715
	Aeon Delight Co., Ltd.	4,900	128,318
#	Aeon Fantasy Co., Ltd.	2,500	51,281
	Aeon Hokkaido Corp.	5,600	53,171
	Aeria, Inc.	2,700	14,058
#	Ai Holdings Corp.	7,900	149,110
	Aica Kogyo Co., Ltd.	7,200	234,296
	Ain Holdings, Inc.	5,300	332,929
	Ajis Co., Ltd.	1,000	36,815
	Akatsuki, Inc.	1,300	59,062
#	Alleanza Holdings Co., Ltd.	3,200	39,723
*	Allied Telesis Holdings K.K.	9,400	8,420
#*	AlphaPolis Co., Ltd.	100	3,332
	Altech Corp.	4,970	98,747
	Amano Corp.	12,900	299,985
	Anest Iwata Corp.	6,500	69,366
	Anicom Holdings, Inc.	10,400	112,775
#	Aoyama Zaisan Networks Co., Ltd.	2,300	35,161
	Apaman Co., Ltd.	3,000	16,679
	Arata Corp.	3,000	131,956
	Arcland Sakamoto Co., Ltd.	3,300	46,559
	Arcland Service Holdings Co., Ltd.	3,900	76,852
	Argo Graphics, Inc.	3,800	114,172
	ARTERIA Networks Corp.	2,400	35,850
#	Artiza Networks, Inc.	1,900	32,025
#	ArtSpark Holdings, Inc.	1,500	26,880
*	Aruhi Corp.	4,400	72,500
#	Asahi Co., Ltd.	3,700	57,255
	Asahi Holdings, Inc.	9,100	346,467
	Asahi Net, Inc.	5,200	43,715

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Asante, Inc.	1,100	$16,258
	Ascentech KK	1,200	22,361
	ASKUL Corp.	4,100	144,790
	Asukanet Co., Ltd.	1,900	18,242
	Ateam, Inc.	2,300	25,609
#	Atom Corp.	24,900	213,066
*	Atrae, Inc.	1,200	31,024
#	Aucnet, Inc.	2,800	35,131
	Avant Corp.	5,800	76,370
	Axial Retailing, Inc.	3,900	184,092
	Baroque Japan, Ltd.	1,700	12,237
	BayCurrent Consulting, Inc.	3,200	482,467
#*	Beaglee, Inc.	1,000	16,396
	Beenos, Inc.	2,800	59,275
	Belc Co., Ltd.	2,800	158,399
	Bell System24 Holdings, Inc.	8,800	157,183
	Benesse Holdings, Inc.	10,900	210,404
#	BeNEXT Group, Inc.	5,600	66,045
	B-Lot Co., Ltd.	2,200	12,659
	BML, Inc.	5,400	187,919
	Bourbon Corp.	2,000	41,929
	BP Castrol K.K.	2,300	27,103
	Br Holdings Corp.	6,000	37,688
*	BrainPad, Inc.	1,000	38,686
	Broadleaf Co., Ltd.	24,000	144,797
*	Broadmedia Corp.	10,300	8,574
	BRONCO BILLY Co., Ltd.	400	8,522
#	Business Brain Showa-Ota, Inc.	2,200	36,120
	Business Engineering Corp.	300	8,746
	Can Do Co., Ltd.	3,000	52,715
	Career Design Center Co., Ltd.	1,000	8,502
#	Casa, Inc.	2,300	21,110
	Central Automotive Products, Ltd.	2,800	69,411
	Central Security Patrols Co., Ltd.	2,500	79,315
	Central Sports Co., Ltd.	1,700	35,072
#	Ceres, Inc.	1,300	32,049
	Charm Care Corp. KK	2,200	27,799
*	Chikaranomoto Holdings Co., Ltd.	1,900	10,486
	CMIC Holdings Co., Ltd.	3,100	43,520
	cocokara fine, Inc.	1,300	84,664
	COLOPL, Inc.	1,800	15,734
	Colowide Co., Ltd.	13,500	246,266
	Computer Engineering & Consulting, Ltd.	6,700	89,869
	Computer Institute of Japan, Ltd.	4,800	40,092
	Comture Corp.	6,000	166,330
	CONEXIO Corp.	3,900	50,936
	Core Corp.	2,000	28,790
	Cota Co., Ltd.	3,460	47,950
	CRE, Inc.	900	11,070
*	Create Restaurants Holdings, Inc.	20,400	157,236
	Create SD Holdings Co., Ltd.	5,500	178,481
	Creek & River Co., Ltd.	2,400	26,336
	Cresco, Ltd.	3,900	47,390
	CTS Co., Ltd.	6,800	59,974
#	Cube System, Inc.	1,300	14,462
	Curves Holdings Co., Ltd.	9,500	75,904
	Cyber Com Co., Ltd.	1,300	20,472
#	Cybernet Systems Co., Ltd.	4,400	39,654
	Cyberstep, Inc.	1,400	9,672

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	5,500	$137,842
	Daihen Corp.	4,900	231,826
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,394
	Daiichikosho Co., Ltd.	9,200	317,404
	Daiken Medical Co., Ltd.	3,200	17,114
	Daiki Axis Co., Ltd.	1,100	11,258
	Daikokutenbussan Co., Ltd.	1,200	63,917
	Daiohs Corp.	1,200	11,019
	Daiseki Co., Ltd.	9,300	294,620
	Daiseki Eco. Solution Co., Ltd.	2,300	17,600
	Daito Pharmaceutical Co., Ltd.	2,700	95,512
	Daiwabo Holdings Co., Ltd.	4,500	379,278
	Dawn Corp.	700	20,767
	Dear Life Co., Ltd.	5,900	24,596
	Densan System Co., Ltd.	1,900	57,420
	Dexerials Corp.	14,500	189,943
	Digital Arts, Inc.	3,000	284,389
	Digital Garage, Inc.	8,200	280,739
	Digital Hearts Holdings Co., Ltd.	2,800	33,777
	Digital Information Technologies Corp.	2,800	44,177
	Dip Corp.	7,200	197,597
	DKS Co., Ltd.	1,800	64,757
	DMG Mori Co., Ltd.	30,700	482,050
#	Double Standard, Inc.	600	24,463
*	Drecom Co., Ltd.	2,600	19,734
	DTS Corp.	9,500	202,441
	Dvx, Inc.	1,700	16,564
	Earth Corp.	4,000	228,337
	EAT& Holdings Co, Ltd.	600	10,689
	Ebara Jitsugyo Co., Ltd.	1,400	50,704
#	Ebase Co., Ltd.	5,900	59,990
*	eBook Initiative Japan Co., Ltd.	1,100	24,281
	Eco's Co., Ltd.	2,000	35,712
#	EF-ON, Inc.	2,719	27,385
	eGuarantee, Inc.	6,600	146,685
	E-Guardian, Inc.	2,300	65,874
	Eiken Chemical Co., Ltd.	6,900	151,774
	Elan Corp.	4,800	68,119
	Elecom Co., Ltd.	4,700	222,646
	Enigmo, Inc.	5,600	65,610
	en-japan, Inc.	8,700	249,187
#	Entrust, Inc.	2,000	15,974
	EPS Holdings, Inc.	6,900	67,165
	ES-Con Japan, Ltd.	8,800	61,488
*	Escrow Agent Japan, Inc.	3,500	9,544
	eSOL Co., Ltd.	1,800	20,601
	Extreme Co., Ltd.	400	4,342
	F&M Co., Ltd.	1,900	32,827
	FAN Communications, Inc.	12,800	49,716
*	FDK Corp.	3,600	50,642
	Ferrotec Holdings Corp.	2,500	40,070
#*	FFRI Security, Inc.	1,700	36,212
	Fibergate, Inc.	1,800	35,537
	Financial Products Group Co., Ltd.	11,400	54,259
	FINDEX, Inc.	2,300	24,366
#	First-corp, Inc.	1,200	8,060
	Fixstars Corp.	4,000	35,641
	Focus Systems Corp.	3,100	27,699
#	Forval Corp.	1,800	14,171

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	France Bed Holdings Co., Ltd.	4,900	$43,418
	Freebit Co., Ltd.	2,100	19,578
	FTGroup Co., Ltd.	2,600	33,986
	Fuji Corp.	16,000	418,197
	Fuji Corp.	1,300	25,775
	Fuji Kyuko Co., Ltd.	1,900	91,801
	Fuji Seal International, Inc.	11,500	213,547
	Fuji Soft, Inc.	6,700	346,119
	Fujibo Holdings, Inc.	2,300	88,322
	Fujimori Kogyo Co., Ltd.	2,600	115,466
	Fukuda Denshi Co., Ltd.	1,900	146,012
	Fukui Computer Holdings, Inc.	2,600	94,031
	Fukushima Galilei Co., Ltd.	3,100	128,745
	FULLCAST Holdings Co., Ltd.	5,400	86,367
	Funai Soken Holdings, Inc.	9,130	202,042
	Furuya Metal Co., Ltd.	500	31,613
	Furyu Corp.	3,000	32,508
	Fuso Chemical Co., Ltd.	4,500	159,488
	Future Corp.	5,500	92,261
	G-7 Holdings, Inc.	2,800	64,984
#*	GA Technologies Co., Ltd.	1,500	36,163
	Gakken Holdings Co., Ltd.	4,900	80,264
	Gakkyusha Co., Ltd.	1,800	23,084
	Gakujo Co., Ltd.	3,500	43,239
	GCA Corp.	2,900	18,901
	Genki Sushi Co., Ltd.	1,700	39,643
	Genky DrugStores Co., Ltd.	1,700	61,596
	Giken, Ltd.	4,400	207,182
	GLOBERIDE, Inc.	2,100	84,024
#	GMO Financial Holdings, Inc.	10,300	70,039
#	GMO GlobalSign Holdings K.K.	1,300	117,754
#	GMO Pepabo, Inc.	500	27,683
	Golf Digest Online, Inc.	2,100	17,842
	Good Com Asset Co., Ltd.	3,000	35,127
	Grace Technology, Inc.	2,000	114,866
	GS Yuasa Corp.	900	26,588
*	GungHo Online Entertainment, Inc.	11,700	291,685
	H.U. Group Holdings, Inc.	12,600	374,649
	HABA Laboratories, Inc.	800	31,027
	Hagihara Industries, Inc.	2,400	33,081
	Halows Co., Ltd.	1,900	59,062
	Hamee Corp.	1,100	18,517
	Handsman Co., Ltd.	1,800	32,575
	Hazama Ando Corp.	39,600	274,596
	Hibino Corp.	1,000	10,724
	Hiday Hidaka Corp.	1,274	21,404
	Himacs, Ltd.	600	7,244
	Hinokiya Group Co., Ltd.	100	1,933
	Hioki EE Corp.	2,700	105,820
#	Hirose Tusyo, Inc.	400	7,752
*	HIS Co., Ltd.	2,500	42,846
	Hito Communications Holdings, Inc.	1,300	22,696
	Hochiki Corp.	3,000	36,156
	Hodogaya Chemical Co., Ltd.	600	31,441
#	Hokuetsu Industries Co., Ltd.	5,000	49,559
#	Hokuto Corp.	5,600	115,544
	Hosokawa Micron Corp.	1,500	88,646
#	Hotland Co., Ltd.	2,400	27,690
#	House Do Co., Ltd.	1,000	11,278

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IBJ, Inc.	5,800	$48,311
	Ichibanya Co., Ltd.	3,564	174,218
	Ichigo, Inc.	62,600	172,364
	Ichikoh Industries, Ltd.	7,000	45,093
	Ichimasa Kamaboko Co., Ltd.	1,900	21,436
	ID Holdings Corp.	2,100	24,740
	Idec Corp.	8,300	146,533
	IDOM, Inc.	13,900	81,140
	Ihara Science Corp.	1,700	28,667
	I'll, Inc.	800	11,288
	Imuraya Group Co., Ltd.	2,200	53,677
	I-Net Corp.	3,440	50,773
	Infocom Corp.	4,800	139,201
	Infomart Corp.	42,500	364,059
	Information Services International-Dentsu, Ltd.	5,800	213,909
	Insource Co., Ltd.	5,800	130,248
	Intage Holdings, Inc.	7,400	82,892
	Intelligent Wave, Inc.	3,700	25,167
	Inter Action Corp.	2,500	57,497
	Internet Initiative Japan, Inc.	13,000	266,443
	Iriso Electronics Co., Ltd.	4,700	214,131
	I'rom Group Co., Ltd.	1,400	23,379
#	ISB Corp.	2,200	26,600
	Itfor, Inc.	7,000	62,356
	ITmedia, Inc.	2,700	59,353
*	Itokuro, Inc.	1,600	15,944
	Iwatani Corp.	2,800	172,706
	JAC Recruitment Co., Ltd.	4,300	76,425
	Japan Aviation Electronics Industry, Ltd.	8,100	125,718
	Japan Best Rescue System Co., Ltd.	4,500	36,417
	Japan Elevator Service Holdings Co., Ltd.	11,600	273,043
	Japan Lifeline Co., Ltd.	14,500	209,210
	Japan Material Co., Ltd.	15,200	212,208
	Japan Medical Dynamic Marketing, Inc.	4,300	89,846
	Japan Property Management Center Co., Ltd.	2,400	26,823
	Japan Steel Works, Ltd. (The)	800	22,227
#	Jastec Co., Ltd.	1,300	14,744
	JBCC Holdings, Inc.	3,900	54,633
	JCU Corp.	5,600	208,590
	Jeol, Ltd.	9,200	376,751
	JFE Systems, Inc.	400	12,250
*	JIG-SAW, Inc.	600	73,397
	JINS Holdings, Inc.	3,600	233,907
	JM Holdings Co., Ltd.	2,800	54,588
	JP-Holdings, Inc.	12,900	34,813
#	Kadoya Sesame Mills, Inc.	600	22,889
	Kaken Pharmaceutical Co., Ltd.	4,700	184,456
	Kakiyasu Honten Co., Ltd.	2,000	50,479
*	Kamakura Shinsho, Ltd.	6,800	56,034
	Kameda Seika Co., Ltd.	3,000	138,955
	Kanamic Network Co., Ltd.	4,100	27,103
	Kanematsu Electronics, Ltd.	3,400	126,020
	Kanto Denka Kogyo Co., Ltd.	11,100	88,740
*	Kappa Create Co., Ltd.	600	8,588
	Katitas Co., Ltd.	9,700	289,817
	KeePer Technical Laboratory Co., Ltd.	3,000	56,938
	KFC Holdings Japan, Ltd.	3,500	93,715
	KH Neochem Co., Ltd.	8,500	191,687
	Kintetsu Department Store Co., Ltd.	2,000	62,122

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kintetsu World Express, Inc.	3,000	$73,546
	Ki-Star Real Estate Co., Ltd.	1,600	37,802
#	Kitanotatsujin Corp.	12,300	67,220
	Kito Corp.	4,300	62,568
*	KLab, Inc.	7,200	62,686
	KOMEDA Holdings Co., Ltd.	11,900	214,889
	Kondotec, Inc.	3,100	31,274
	Konoshima Chemical Co., Ltd.	800	9,937
#	Koshidaka Holdings Co., Ltd.	9,500	38,018
	Kotobuki Spirits Co., Ltd.	2,100	113,747
*	Kourakuen Holdings Corp.	2,500	40,488
	Kozo Keikaku Engineering, Inc.	1,500	35,689
	Kura Sushi, Inc.	500	30,351
	Kushikatsu Tanaka Holdings Co.	300	4,596
	Kyoritsu Maintenance Co., Ltd.	1,120	36,266
	Kyudenko Corp.	9,600	291,746
	LAC Co., Ltd.	2,200	21,698
	Lacto Japan Co., Ltd.	1,400	35,095
*	LAND Co., Ltd.	162,800	14,128
	LEC, Inc.	5,800	74,315
	Life Corp.	3,400	107,075
	LIFULL Co., Ltd.	20,200	78,098
	Like Co., Ltd.	1,800	35,792
	Linical Co., Ltd.	2,500	17,952
	Link And Motivation, Inc.	11,400	62,166
*	Litalico, Inc.	2,100	73,035
*	M&A Capital Partners Co., Ltd.	3,800	186,477
	Maeda Kosen Co., Ltd.	4,700	119,659
	MarkLines Co., Ltd.	3,000	70,796
	Marumae Co., Ltd.	1,400	16,554
	Maruwa Co., Ltd.	2,200	230,235
	Marvelous, Inc.	8,500	77,877
	Matching Service Japan Co., Ltd.	2,000	21,566
	Matsui Securities Co., Ltd.	12,400	96,426
	Matsuyafoods Holdings Co., Ltd.	2,000	66,996
	MCJ Co., Ltd.	17,000	162,861
	MEC Co., Ltd.	3,900	83,015
	Media Do Co., Ltd.	900	53,132
	Medical Data Vision Co., Ltd.	4,900	122,284
	Medical System Network Co., Ltd.	5,500	29,444
	Megachips Corp.	4,400	130,485
	Megmilk Snow Brand Co., Ltd.	1,100	23,732
	Meiko Electronics Co., Ltd.	5,600	99,127
	Meitec Corp.	6,400	335,432
	Melco Holdings, Inc.	400	14,306
	Members Co., Ltd.	1,000	24,152
	Menicon Co., Ltd.	6,200	373,137
*	Metaps, Inc.	1,900	13,903
	METAWATER Co., Ltd.	5,600	126,643
	Micronics Japan Co., Ltd.	2,100	31,596
	Mie Kotsu Group Holdings, Inc.	8,800	39,859
	Milbon Co., Ltd.	7,360	481,433
	Mimasu Semiconductor Industry Co., Ltd.	4,200	107,304
	Ministop Co., Ltd.	3,700	50,239
	Minkabu The Infonoid, Inc.	800	25,411
	Miroku Jyoho Service Co., Ltd.	4,700	97,207
	Mitani Corp.	1,900	123,393
	Mitani Sekisan Co., Ltd.	2,300	103,101
	Mitsubishi Logisnext Co., Ltd.	7,100	79,488

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Research Institute, Inc.	2,000	$80,495
	Mitsui High-Tec, Inc.	5,400	211,631
#	Mizuho Medy Co., Ltd.	1,000	14,102
#*	Mobile Factory, Inc.	1,000	9,755
	Monex Group, Inc.	4,600	23,756
	Monogatari Corp. (The)	1,300	144,018
	Morinaga & Co., Ltd.	4,900	194,940
	Morinaga Milk Industry Co., Ltd.	5,800	288,585
	Morita Holdings Corp.	7,700	123,425
	Mortgage Service Japan, Ltd.	1,000	11,485
	MTI, Ltd.	5,300	40,727
	m-up Holdings, Inc.	1,600	34,369
	N Field Co., Ltd.	2,600	21,689
	NAC Co., Ltd.	2,300	19,966
	Nagatanien Holdings Co., Ltd.	2,700	60,089
	Nagawa Co., Ltd.	1,400	154,781
	Naigai Trans Line, Ltd.	1,400	16,009
	Nakamoto Packs Co., Ltd.	400	6,519
	Nakanishi, Inc.	15,500	296,285
	Natori Co., Ltd.	2,300	42,185
	NEOJAPAN, Inc.	1,000	17,561
	New Art Holdings Co., Ltd.	3,290	27,978
	Nextage Co., Ltd.	5,000	70,512
	NF Holdings Corp.	1,000	18,444
#	NFC Holdings, Inc.	900	18,657
	Nichias Corp.	13,400	306,074
	Nichiha Corp.	5,800	173,796
	Nihon Chouzai Co., Ltd.	2,500	35,812
	Nihon Dengi Co., Ltd.	800	30,377
	Nihon Flush Co., Ltd.	4,800	58,970
#	Niitaka Co., Ltd.	500	12,876
	Nippon Air Conditioning Services Co., Ltd.	5,100	35,257
	Nippon Aqua Co., Ltd.	3,900	22,201
	Nippon Carbon Co., Ltd.	2,500	96,931
#	Nippon Computer Dynamics Co., Ltd.	1,900	10,023
	Nippon Concept Corp.	1,100	15,937
	Nippon Gas Co., Ltd.	9,000	434,242
	Nippon Parking Development Co., Ltd., Class C	52,400	70,544
*	Nippon Sharyo, Ltd.	1,800	42,454
	Nippon Systemware Co., Ltd.	1,600	31,876
	Nipro Corp.	33,400	393,845
	Nissei ASB Machine Co., Ltd.	2,000	109,909
	Nisso Corp.	3,600	27,583
	Nitto Kogyo Corp.	3,300	64,387
	Nittoc Construction Co., Ltd.	4,800	35,062
	Noevir Holdings Co., Ltd.	4,300	189,156
	Nohmi Bosai, Ltd.	5,300	111,976
	Nojima Corp.	7,100	181,322
	Nomura Co., Ltd.	19,600	142,146
	NPC, Inc.	2,100	16,231
	NS Tool Co., Ltd.	2,200	56,006
	NSD Co., Ltd.	18,100	346,473
	Oat Agrio Co., Ltd.	400	4,900
	Obara Group, Inc.	3,400	130,860
	Oenon Holdings, Inc.	11,500	41,872
	Ohba Co., Ltd.	2,300	16,056
	Ohsho Food Service Corp.	3,200	178,673
*	Oisix ra daichi, Inc.	5,100	151,554
	Okamoto Industries, Inc.	2,500	92,295

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okinawa Cellular Telephone Co.	3,100	$138,416
*	Open Door, Inc.	1,900	31,762
	Optex Group Co., Ltd.	7,020	129,588
*	Optim Corp.	3,400	102,004
	Optorun Co., Ltd.	5,100	120,383
	Organo Corp.	1,600	106,317
#	Oriental Consultants Holdings Co., Ltd.	700	14,133
#	Oro Co., Ltd.	2,100	75,018
	Osaka Organic Chemical Industry, Ltd.	3,900	134,094
	Osaka Soda Co., Ltd.	700	16,964
	OSG Corp.	21,200	381,821
	Outsourcing, Inc.	28,200	353,503
#	PAPYLESS Co., Ltd.	1,400	29,303
	Paramount Bed Holdings Co., Ltd.	5,000	218,978
#	Pasco Corp.	1,100	14,182
	Pasona Group, Inc.	5,000	89,837
	PCA Corp.	700	30,866
	PCI Holdings, Inc.	1,800	25,094
	Penta-Ocean Construction Co., Ltd.	71,300	584,176
#	Pharma Foods International Co., Ltd.	2,400	58,934
*	Phil Co., Inc.	1,100	19,577
	Pickles Corp.	800	27,899
	Pilot Corp.	7,900	227,183
	Poletowin Pitcrew Holdings, Inc.	6,900	76,531
*	PR Times, Inc.	700	24,984
	Premium Group Co., Ltd.	2,700	61,501
	Prestige International, Inc.	24,000	211,444
	Prima Meat Packers, Ltd.	6,900	215,458
	Pronexus, Inc.	3,800	38,352
*	Prored Partners Co., Ltd.	800	27,158
#	Pro-Ship, Inc.	1,200	16,393
	Proto Corp.	5,900	57,968
*	QB Net Holdings Co., Ltd.	3,100	40,675
	Qol Holdings Co., Ltd.	5,400	59,184
	Quick Co., Ltd.	2,900	31,672
#	Raccoon Holdings, Inc.	3,500	64,217
	Raito Kogyo Co., Ltd.	11,400	185,919
	Rakus Co., Ltd.	2,200	39,851
*	RareJob, Inc.	1,100	24,356
	Relia, Inc.	10,400	142,708
	Resorttrust, Inc.	19,900	281,730
	Rheon Automatic Machinery Co., Ltd.	3,000	33,060
	Ride On Express Holdings Co., Ltd.	1,500	30,403
	Riken Keiki Co., Ltd.	800	22,895
	Ringer Hut Co., Ltd.	600	13,718
	Rion Co., Ltd.	1,300	39,976
	Riso Kyoiku Co., Ltd.	28,800	87,624
	Rokko Butter Co., Ltd.	3,200	55,929
	Rorze Corp.	2,600	192,301
	Round One Corp.	4,400	38,327
*	Royal Holdings Co., Ltd.	2,900	51,416
#*	Rozetta Corp.	1,300	24,618
	RS Technologies Co., Ltd.	2,000	118,509
	S&B Foods, Inc.	800	37,010
	Sagami Rubber Industries Co., Ltd.	2,000	22,766
	Saison Information Systems Co., Ltd.	1,200	25,675
	Saizeriya Co., Ltd.	2,700	55,106
	Sakai Moving Service Co., Ltd.	2,500	116,164
	Sakura Internet, Inc.	4,200	28,682

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Sanix, Inc.	9,100	$28,175
	Sanken Electric Co., Ltd.	5,800	238,955
	Sankyo Frontier Co., Ltd.	1,100	41,003
	Santec Corp.	800	14,497
	Sanwa Holdings Corp.	6,500	74,104
	Sanyo Trading Co., Ltd.	2,400	22,308
	Sapporo Holdings, Ltd.	13,500	261,913
	Sato Foods Co., Ltd.	600	26,024
	Sato Holdings Corp.	6,400	133,615
	SB Technology Corp.	2,500	73,459
	SBS Holdings, Inc.	4,700	107,859
	Scala, Inc.	3,700	28,446
	Seed Co., Ltd.	3,000	17,285
	Seiren Co., Ltd.	8,300	125,725
	Senko Group Holdings Co., Ltd.	21,600	200,708
	Septeni Holdings Co., Ltd.	7,300	32,540
*	SFP Holdings Co., Ltd.	1,900	24,050
	Shibaura Mechatronics Corp.	300	15,262
	Shibuya Corp.	3,400	112,126
*	Shidax Corp.	6,500	15,762
*	SHIFT, Inc.	500	61,421
	Shinwa Co., Ltd.	2,000	39,968
	Shoei Co., Ltd.	6,000	244,505
	Shoei Foods Corp.	2,100	74,768
#	Showa Sangyo Co., Ltd.	3,700	109,175
#	SIGMAXYZ, Inc.	3,600	57,015
	Siix Corp.	1,900	27,858
*	Silver Life Co., Ltd.	1,300	25,530
	Snow Peak, Inc.	1,600	27,264
	Softcreate Holdings Corp.	2,100	52,576
	Software Service, Inc.	800	84,399
#	Soiken Holdings, Inc.	3,900	23,386
	Solasto Corp.	10,900	165,031
#*	SoldOut, Inc.	800	11,590
	Soliton Systems K.K.	1,900	31,059
	Solxyz Co., Ltd.	1,400	12,414
	Sparx Group Co., Ltd.	25,500	72,368
	S-Pool, Inc.	15,400	141,043
	Sprix, Ltd.	1,600	11,981
	SRA Holdings	2,500	60,018
	ST Corp.	2,900	55,547
	Star Mica Holdings Co., Ltd.	3,100	32,802
	Star Micronics Co., Ltd.	3,700	56,064
	Starts Corp., Inc.	7,300	187,891
	St-Care Holding Corp.	1,100	9,890
	Stella Chemifa Corp.	2,500	82,513
	Strike Co., Ltd.	2,100	90,087
	Studio Alice Co., Ltd.	2,200	42,484
	Sumitomo Densetsu Co., Ltd.	3,600	88,751
	System Information Co., Ltd.	3,000	32,355
	System Research Co., Ltd.	1,000	16,449
	System Support, Inc.	600	8,945
	Systems Engineering Consultants Co., Ltd.	600	15,809
	Systena Corp.	18,500	348,521
	Syuppin Co., Ltd.	4,200	37,172
	Taikisha, Ltd.	1,100	29,332
#	Taiko Pharmaceutical Co., Ltd.	4,200	63,766
	Taiyo Holdings Co., Ltd.	4,600	273,806
	Takamiya Co., Ltd.	5,700	30,021

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara & Co., Ltd.	1,400	$22,791
	Takemoto Yohki Co., Ltd.	1,400	12,219
	Takeuchi Manufacturing Co., Ltd.	9,000	204,928
	Takuma Co., Ltd.	900	18,990
	Tama Home Co., Ltd.	3,500	64,223
#	Tamagawa Holdings Co., Ltd.	1,700	34,473
	Tamron Co., Ltd.	4,100	79,887
#	Tanseisha Co., Ltd.	9,100	63,601
	Taoka Chemical Co., Ltd.	400	56,754
	Tazmo Co., Ltd.	2,600	35,719
	TDC Soft, Inc.	4,100	37,689
*	TeamSpirit, Inc.	1,100	21,621
	TechMatrix Corp.	9,200	167,490
#	Techno Horizon Co., Ltd.	2,500	18,411
	Temairazu, Inc.	500	22,605
	Tenpos Holdings Co., Ltd.	1,600	31,447
	T-Gaia Corp.	4,800	89,608
	TKC Corp.	3,900	256,615
	Tocalo Co., Ltd.	14,100	192,129
	Toho Titanium Co., Ltd.	7,800	63,780
	Tokai Corp.	5,100	97,694
	TOKAI Holdings Corp.	23,900	222,461
	Token Corp.	1,600	124,286
	Tokuyama Corp.	13,500	336,971
*	Tokyo Base Co., Ltd.	3,600	16,281
	Tokyo Electron Device, Ltd.	400	13,086
	Tokyo Individualized Educational Institute, Inc.	3,400	21,943
	Tokyo Seimitsu Co., Ltd.	7,700	356,022
	Tokyotokeiba Co., Ltd.	3,600	149,160
	Tomy Co., Ltd.	22,400	192,706
	Topcon Corp.	24,900	300,912
	Toridoll Holdings Corp.	10,800	158,648
#	Torikizoku Co., Ltd.	1,400	19,664
	Toshiba TEC Corp.	5,500	204,370
	Tosho Co., Ltd.	4,200	61,923
	Totech Corp.	1,400	36,674
	Totetsu Kogyo Co., Ltd.	5,000	128,371
	Toukei Computer Co., Ltd.	300	11,261
#	Tow Co., Ltd.	10,600	27,327
	Towa Pharmaceutical Co., Ltd.	6,100	122,106
#	Toyo Gosei Co., Ltd.	1,600	196,592
	Toyo Tire Corp.	3,200	48,600
*	Traders Holdings Co., Ltd.	3,120	9,153
	Trancom Co., Ltd.	1,900	148,521
	Transaction Co., Ltd.	1,800	18,144
	Transcosmos, Inc.	5,200	130,367
	Tri Chemical Laboratories, Inc.	5,600	231,079
	Trusco Nakayama Corp.	8,400	217,438
	Tsugami Corp.	9,600	157,198
	Tsukui Holdings Corp.	13,000	69,805
	Tsuzuki Denki Co., Ltd.	1,400	21,942
	Ubicom Holdings, Inc.	1,100	34,150
	United Super Markets Holdings, Inc.	6,300	68,500
*	Unitika, Ltd.	14,200	51,817
	Usen-Next Holdings Co., Ltd.	1,900	33,443
*	UT Group Co., Ltd.	7,700	236,147
#*	UUUM, CO., Ltd.	2,600	43,807
	V Technology Co., Ltd.	2,400	141,393
	Valqua, Ltd.	4,400	86,153

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Value HR Co., Ltd.	1,000	$16,285
	ValueCommerce Co., Ltd.	4,400	122,804
	Valuence Holdings, Inc.	700	20,687
	V-Cube, Inc.	3,100	88,173
*	Vector, Inc.	7,000	85,668
	VINX Corp.	1,200	13,336
*	Vision, Inc.	6,000	51,188
	VT Holdings Co., Ltd.	19,500	78,843
	Wacom Co., Ltd.	37,900	338,471
#	Waseda Academy Co., Ltd.	2,200	20,600
	Watahan & Co., Ltd.	2,000	25,742
	WATAMI Co., Ltd.	1,700	15,746
	WDB Holdings Co., Ltd.	2,100	52,346
	Weathernews, Inc.	1,500	69,006
	Welbe, Inc.	2,800	41,745
	Wellnet Corp.	5,700	26,866
	West Holdings Corp.	4,550	190,681
	Will Group, Inc.	2,700	25,953
	WIN-Partners Co., Ltd.	3,900	40,980
	World Holdings Co., Ltd.	1,900	34,404
	Wowow, Inc.	1,400	37,991
	YAKUODO Holdings Co., Ltd.	2,900	69,562
	YAMADA Consulting Group Co., Ltd.	3,500	31,843
	Yamaichi Electronics Co., Ltd.	4,400	69,590
	YA-MAN, Ltd.	6,900	116,937
	Yasunaga Corp.	1,900	21,690
	Yokowo Co., Ltd.	4,000	123,647
*	Yoshimura Food Holdings KK	2,200	17,823
	Yoshinoya Holdings Co., Ltd.	1,900	39,989
	Yossix Co., Ltd.	600	11,438
#	Yumeshin Holdings Co., Ltd.	11,300	76,983
	Zenrin Co., Ltd.	8,650	101,727
	ZIGExN Co., Ltd.	8,900	32,302
TOTAL JAPAN			53,180,915
NETHERLANDS — (3.0%)
	Aalberts NV	15,133	683,157
	Amsterdam Commodities NV	3,793	93,915
*	Arcadis NV	13,147	460,939
*	Basic-Fit NV	7,807	267,382
	BE Semiconductor Industries NV	19,227	1,321,925
	Corbion NV	7,233	422,404
	Euronext NV	12,332	1,328,116
*	GrandVision NV	11,922	354,100
	IMCD NV	13,115	1,627,625
	Koninklijke Vopak NV	2,910	147,283
	Nedap N.V.	1,373	81,687
*	PostNL NV	87,428	360,425
*	Signify NV	4,362	208,137
	TKH Group NV	9,626	454,633
TOTAL NETHERLANDS			7,811,728
NEW ZEALAND — (0.7%)
#*	AFT Pharmaceuticals, Ltd.	3,631	13,330
	Briscoe Group, Ltd.	6,337	23,895
	Chorus, Ltd.	105,063	635,377
	Delegat Group, Ltd.	6,634	69,014
#*	Eroad, Ltd.	4,979	17,800

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Freightways, Ltd.	36,994	$291,217
	Hallenstein Glasson Holdings, Ltd.	11,317	57,339
	Napier Port Holdings, Ltd.	4,595	11,089
	NZX, Ltd.	69,571	102,238
*	Restaurant Brands New Zealand, Ltd.	5,960	50,192
#	Scales Corp., Ltd.	14,681	51,360
	Skellerup Holdings, Ltd.	28,664	79,905
	Summerset Group Holdings, Ltd.	25,172	218,762
*	Synlait Milk, Ltd.	21,082	71,881
TOTAL NEW ZEALAND			1,693,399
NORWAY — (1.2%)
	ABG Sundal Collier Holding ASA	115,530	86,422
	AF Gruppen ASA	8,971	173,634
*	AKVA GROUP ASA	2,598	26,064
*	ArcticZymes Technologies ASA	11,505	79,479
*	Asetek A/S	3,236	41,527
	Atea ASA	17,035	259,191
	Austevoll Seafood ASA	12,256	122,056
	Bonheur ASA	1,000	25,992
	Borregaard ASA	20,559	376,270
	Bouvet ASA	674	49,739
*	BW Energy, Ltd.	8,240	22,988
*	Crayon Group Holding ASA	9,073	125,744
	Europris ASA	42,597	235,871
	Fjordkraft Holding ASA	16,191	137,519
	Kitron ASA	26,081	49,152
	Medistim ASA	1,774	52,780
*	Nordic Semiconductor ASA	33,015	505,826
	Norway Royal Salmon ASA	2,380	54,211
*	Norwegian Finans Holding ASA	27,130	229,042
#*	Protector Forsikring ASA	5,979	43,357
	Selvaag Bolig ASA	10,860	66,222
	Veidekke ASA	26,327	316,577
TOTAL NORWAY			3,079,663
PORTUGAL — (0.2%)
	Altri SGPS SA	17,945	107,063
*	CTT-Correios de Portugal SA	40,087	116,086
#*	Mota-Engil SGPS SA	18,296	30,695
	NOS SGPS SA	68,717	236,964
TOTAL PORTUGAL			490,808
SINGAPORE — (1.1%)
	AEM Holdings, Ltd.	58,400	174,558
	Avarga, Ltd.	90,100	20,269
#	Best World International, Ltd.	67,600	12,864
	Boustead Singapore, Ltd.	36,400	24,261
	China Sunsine Chemical Holdings, Ltd.	19,600	6,690
*	COSCO Shipping International Singapore Co., Ltd.	159,700	32,424
	CSE Global, Ltd.	100,500	36,116
	Delfi, Ltd.	78,100	42,992
#	First Resources, Ltd.	130,200	151,856
	Food Empire Holdings, Ltd.	23,100	12,582
	Frencken Group, Ltd.	45,200	46,444
	Fu Yu Corp., Ltd.	53,300	10,775
	Hi-P International, Ltd.	45,200	67,490
	HRnetgroup, Ltd.	67,400	27,845

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	iFAST Corp., Ltd.	38,300	$158,420
	IGG, Inc.	211,000	273,477
	Japfa, Ltd.	111,550	72,762
	Micro-Mechanics Holdings, Ltd.	9,400	25,701
*	mm2 Asia, Ltd.	107,900	10,972
	NetLink NBN Trust	110,300	79,128
*	Oceanus Group, Ltd.	1,079,000	44,779
	Q&M Dental Group Singapore, Ltd.	73,100	24,099
	Raffles Medical Group, Ltd.	160,300	112,451
	Riverstone Holdings, Ltd.	139,800	157,587
*	SATS, Ltd.	120,700	348,423
	Sheng Siong Group, Ltd.	168,700	205,158
	Singapore Post, Ltd.	185,200	95,910
	StarHub, Ltd.	158,800	152,657
	Vicom, Ltd.	19,600	31,850
	XP Power, Ltd.	4,262	291,903
TOTAL SINGAPORE			2,752,443
SPAIN — (1.8%)
	Acciona SA	3,687	552,575
	Alantra Partners SA	3,763	60,054
*	Amper SA	177,945	40,358
	Befesa SA	6,149	408,048
	Cia de Distribucion Integral Logista Holdings SA	12,009	225,919
	CIE Automotive SA	11,206	294,506
	Construcciones y Auxiliar de Ferrocarriles SA	3,441	154,399
	Euskaltel SA	5,454	58,615
	Faes Farma SA	50,027	223,003
	Fomento de Construcciones y Contratas SA	15,422	164,550
	Global Dominion Access SA	16,668	76,600
*	Indra Sistemas SA	28,348	249,607
	Laboratorios Farmaceuticos Rovi SA	1,657	81,575
*	Mediaset Espana Comunicacion SA	26,601	136,741
	Pharma Mar SA	1,587	201,713
	Prosegur Cash SA	56,705	49,723
	Prosegur Cia de Seguridad SA	46,866	129,955
	Sacyr SA	61,022	133,616
*	Solarpack Corp. Tecnologica SA	1,164	29,381
*	Tecnicas Reunidas SA	5,961	78,284
	Vidrala SA	4,116	452,341
	Viscofan SA	8,651	610,882
	Zardoya Otis SA	42,030	276,586
TOTAL SPAIN			4,689,031
SWEDEN — (3.7%)
	AddLife AB, Class B	17,408	303,969
*	AddNode Group AB	4,292	135,401
	AddTech AB, Class B	59,248	785,441
	Avanza Bank Holding AB	33,385	909,699
	Beijer Alma AB	8,124	131,147
	BioGaia AB, Class B	4,621	256,643
*	Biotage AB	14,547	245,227
*	Boozt AB	6,648	132,376
	Bravida Holding AB	7,617	91,645
*	Bufab AB	494	11,130
*	Cellavision AB	2,085	73,769
*	Clas Ohlson AB, Class B	7,020	63,809
*	Coor Service Management Holding AB	19,972	136,477

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Electrolux Professional AB, Class B	34,165	$186,079
	eWork Group AB	2,192	23,298
	FormPipe Software AB	3,198	11,086
	G5 Entertainment AB	1,071	52,345
*	GARO AB	494	38,535
*	GHP Specialty Care AB	10,982	31,536
*	Hexatronic Group AB	1,433	16,881
*	HMS Networks AB	4,698	152,313
	Instalco AB	7,149	229,305
	INVISIO AB	6,520	154,235
*	Kindred Group P.L.C.	59,946	718,814
*	KNOW IT AB	5,135	172,534
	Lagercrantz Group AB, Class B	46,209	398,061
	LeoVegas AB	19,957	81,441
	Lime Technologies AB	1,564	66,552
*	Medicover AB, Class B	6,206	117,149
	MIPS AB	5,224	308,915
*	Momentum Group AB, Class B	4,455	77,453
*	Munters Group AB	9,820	92,061
	Mycronic AB	10,910	305,825
	NCC AB, Class B	20,593	344,888
*	Nobina AB	22,641	180,201
*	Nolato AB, Class B	5,088	470,918
*	Nordic Entertainment Group AB, Class B	17,764	927,308
*	OEM International AB, Class B	2,829	105,091
	Proact IT Group AB	2,175	72,817
*	RaySearch Laboratories AB	5,136	53,231
	Sectra AB, Class B	6,058	515,682
*	SkiStar AB	1,692	24,722
*	Systemair AB	3,326	104,258
	Troax Group AB	11,463	267,073
	Vitec Software Group AB, Class B	3,900	139,534
TOTAL SWEDEN			9,716,874
SWITZERLAND — (6.2%)
	ALSO Holding AG	1,596	428,411
*	APG SGA SA	311	65,717
	Bachem Holding AG, Class B	1,343	536,481
	Belimo Holding AG	128	986,413
	Bossard Holding AG, Class A	1,650	378,398
	Bucher Industries AG	1,260	596,175
	Burckhardt Compression Holding AG	587	202,800
	Burkhalter Holding AG	1,005	72,133
	Cembra Money Bank AG	6,920	751,838
	Coltene Holding AG	1,168	125,474
	Comet Holding AG	950	217,005
	dormakaba Holding AG	852	510,637
	Emmi AG	368	382,610
*	Fenix Outdoor International AG	1,089	140,825
	Forbo Holding AG	275	468,230
	Galenica AG	11,690	772,183
	Georg Fischer AG	940	1,174,183
	Gurit Holding AG	21	61,715
	Inficon Holding AG	477	517,241
	Interroll Holding AG	173	569,567
*	IWG P.L.C.	173,243	740,469
	Kardex Holding AG	1,838	407,228
	LEM Holding SA	118	241,335
	Mobilezone Holding AG	8,340	89,337

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Orior AG	1,437	$116,790
	SFS Group AG	3,056	386,186
	Siegfried Holding AG	1,058	765,264
	SIG Combibloc Group AG	59,494	1,412,082
	Softwareone Holding AG	11,590	361,915
	Stadler Rail AG	1,023	51,108
	Swissquote Group Holding SA	2,259	245,369
	VAT Group AG	7,219	2,004,278
	VZ Holding AG	3,853	325,057
TOTAL SWITZERLAND			16,104,454
UNITED KINGDOM — (14.0%)
*	4imprint Group P.L.C.	6,662	217,620
	888 Holdings P.L.C.	67,953	280,513
*	A.G. Barr P.L.C.	15,668	104,901
	Air Partner P.L.C.	7,145	6,638
	AJ Bell P.L.C.	53,475	314,437
	Alfa Financial Software Holdings P.L.C	5,447	9,610
*	Appreciate Group P.L.C	61,766	34,097
#	Ashmore Group P.L.C.	100,506	619,271
*	ASOS P.L.C.	17,407	1,063,565
	Avon Rubber P.L.C.	10,230	432,411
	B&M European Value Retail SA	23,935	174,952
*	Boohoo Group P.L.C.	141,579	654,514
	Brewin Dolphin Holdings P.L.C.	59,143	237,940
	Britvic P.L.C.	65,041	661,892
*	Centrica P.L.C.	802,183	566,871
	City of London Investment Group P.L.C.	3,921	25,010
	Clipper Logistics P.L.C.	14,003	102,822
	CMC Markets P.L.C.	19,922	109,639
*	Coats Group P.L.C.	316,718	265,813
	Computacenter P.L.C.	17,264	552,663
	Concentric AB	9,053	197,674
	ContourGlobal P.L.C.	32,432	88,591
	Countryside Properties P.L.C.	37,404	220,184
	Cranswick P.L.C.	11,092	517,356
*	CVS Group P.L.C.	15,254	319,179
	Devro P.L.C.	47,135	110,351
*	DFS Furniture P.L.C.	12,613	37,100
*	Dialog Semiconductor P.L.C.	2,725	171,534
*	Dignity P.L.C.	4,160	32,691
	Diploma P.L.C.	29,552	933,802
	DiscoverIE Group P.L.C.	18,333	169,858
	Domino's Pizza Group P.L.C.	83,777	376,885
*	Dunelm Group P.L.C.	27,271	429,961
	Electrocomponents P.L.C.	118,068	1,414,015
	EMIS Group P.L.C.	13,639	215,798
	FDM Group Holdings P.L.C.	21,749	297,445
	Fevertree Drinks P.L.C.	28,394	947,100
*	First Derivatives P.L.C.	3,928	161,703
*	Forterra P.L.C.	51,919	184,353
*	Frontier Developments P.L.C.	3,298	142,494
*	G4S P.L.C.	348,237	1,236,002
	Games Workshop Group P.L.C.	8,443	1,191,394
	Gamesys Group P.L.C.	10,053	174,787
	Gamma Communications P.L.C.	13,903	305,049
	GoCo Group P.L.C.	11,694	19,688
*	Greggs P.L.C.	26,972	764,242
*	Hays P.L.C.	395,171	756,264

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Helios Towers P.L.C.	15,805	$34,421
	Hill & Smith Holdings P.L.C.	20,221	373,257
	Hilton Food Group P.L.C.	15,628	214,765
	Hollywood Bowl Group P.L.C.	32,315	86,462
*	Howden Joinery Group P.L.C.	112,739	1,033,694
*	IDOX P.L.C.	68,027	49,472
	IG Group Holdings P.L.C.	72,607	744,080
	IMI P.L.C.	68,083	1,158,677
#	Impax Asset Management Group P.L.C.	11,199	122,577
*	Indivior P.L.C.	132,169	247,830
	IntegraFin Holdings P.L.C.	46,606	348,672
	iomart Group P.L.C.	21,882	95,456
*	ITV P.L.C.	515,803	745,638
*	J D Wetherspoon P.L.C.	19,034	299,541
	James Fisher & Sons P.L.C.	5,226	71,307
	James Halstead P.L.C.	23,125	156,372
	Kainos Group P.L.C.	18,494	313,654
	Liontrust Asset Management P.L.C.	11,992	209,937
	Luceco P.L.C.	21,291	75,751
	Macfarlane Group P.L.C.	22,063	27,269
*	Marshalls P.L.C.	49,792	441,999
	McBride P.L.C.	15,796	17,055
*	Midwich Group P.L.C.	11,632	73,460
*	Mitie Group P.L.C.	56,194	36,829
	Moneysupermarket.com Group P.L.C.	112,747	411,243
	Morgan Advanced Materials P.L.C.	61,456	245,003
	Mortgage Advice Bureau Holdings, Ltd.	6,461	79,511
*	Motorpoint group P.L.C.	14,508	57,584
	NCC Group P.L.C.	17,780	59,974
*	Next Fifteen Communications Group P.L.C.	17,456	147,895
	Nichols P.L.C.	3,743	66,612
	Ninety One P.L.C.	34,461	109,989
*	On the Beach Group P.L.C.	30,006	135,205
*	Oxford Instruments P.L.C.	10,934	295,273
*	Pagegroup P.L.C.	83,007	509,890
	Pan African Resources P.L.C.	126,993	39,157
	PayPoint P.L.C.	15,890	135,067
	Plus500, Ltd.	26,567	487,408
	Polar Capital Holdings P.L.C.	17,444	153,099
	Redde Northgate P.L.C.	20,965	70,195
	Renew Holdings P.L.C.	15,815	112,950
	Rhi Magnesita NV	2,062	109,331
	River & Mercantile Group P.L.C.	6,028	18,802
*	RM P.L.C.	19,106	57,464
	Robert Walters P.L.C.	14,183	107,069
	Rotork P.L.C.	228,718	1,014,334
	RWS Holdings P.L.C.	3,722	29,898
	Sanne Group P.L.C.	12,972	98,078
*	Savills P.L.C.	28,453	408,615
*	Scapa Group P.L.C.	6,901	20,602
*	ScS Group P.L.C.	5,061	14,544
*	Serco Group P.L.C.	206,112	329,253
	Softcat P.L.C.	30,455	627,107
	Spirent Communications P.L.C.	135,496	440,984
	SSP Group P.L.C.	73,727	291,624
*	SThree P.L.C.	31,636	139,278
	Strix Group P.L.C.	11,490	35,880
*	Studio Retail Group P.L.C.	9,958	39,535
	Synthomer P.L.C.	78,903	463,721

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	T Clarke P.L.C.	14,286	$17,966
	TalkTalk Telecom Group P.L.C.	177,396	237,137
	Tate & Lyle P.L.C.	77,491	729,859
	Tatton Asset Management P.L.C.	7,029	28,984
	Telecom Plus P.L.C.	15,857	282,438
*	Topps Tiles P.L.C.	24,408	21,932
	Ultra Electronics Holdings P.L.C.	17,948	488,969
	Victrex P.L.C.	21,832	697,925
	Volex P.L.C.	2,888	12,773
*	Volution Group P.L.C.	15,400	61,436
	Watkin Jones P.L.C.	34,434	92,297
	WH Smith P.L.C.	27,804	580,588
*	William Hill P.L.C.	248,188	917,137
*	Wilmington P.L.C.	4,671	10,274
	Wincanton P.L.C.	7,911	31,307
TOTAL UNITED KINGDOM			36,402,050
UNITED STATES — (0.1%)
*	Arko Corp.	9,537	82,917
*	Golden Star Resources, Ltd.	18,296	68,677
TOTAL UNITED STATES			151,594
TOTAL COMMON STOCKS			245,615,103
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Fuchs Petrolub SE	17,156	976,136
	Jungheinrich AG	6,401	291,859
	Sixt SE	3,970	268,995
TOTAL GERMANY			1,536,990
RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
#*	Technicolor SA Warrants 09/22/24	1,107	343
SPAIN — (0.0%)
*	Sacyr SA Rights 02/03/21	61,022	3,036
TOTAL RIGHTS/WARRANTS			3,379
TOTAL INVESTMENT SECURITIES (Cost $178,363,217)			247,155,472

			Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	1,072,281	12,407,368
TOTAL INVESTMENTS — (100.0%)
(Cost $190,768,812)^^			$259,562,840

International Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$18,376,956	—	$18,376,956
Austria	—	3,411,888	—	3,411,888
Belgium	—	2,979,268	—	2,979,268
Canada	$28,255,571	—	—	28,255,571
China	—	804,155	—	804,155
Denmark	—	6,250,385	—	6,250,385
Egypt	—	17,522	—	17,522
Finland	—	6,353,990	—	6,353,990
France	—	8,725,631	—	8,725,631
Germany	133,226	16,501,186	—	16,634,412
Hong Kong	—	4,923,641	—	4,923,641
Ireland	—	818,497	—	818,497
Israel	12,985	3,104,432	—	3,117,417
Italy	—	8,872,811	—	8,872,811
Japan	—	53,180,915	—	53,180,915
Netherlands	—	7,811,728	—	7,811,728
New Zealand	—	1,693,399	—	1,693,399
Norway	—	3,079,663	—	3,079,663
Portugal	—	490,808	—	490,808
Singapore	—	2,752,443	—	2,752,443
Spain	—	4,689,031	—	4,689,031
Sweden	—	9,716,874	—	9,716,874
Switzerland	—	16,104,454	—	16,104,454
United Kingdom	—	36,402,050	—	36,402,050
United States	151,594	—	—	151,594
Preferred Stocks
Germany	—	1,536,990	—	1,536,990
Rights/Warrants
France	—	343	—	343
Spain	—	3,036	—	3,036
Securities Lending Collateral	—	12,407,368	—	12,407,368
TOTAL	$28,553,376	$231,009,464	—	$259,562,840

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (20.3%)
Federal Home Loan Bank
3.250%, 03/08/24		250	$273,633
5.375%, 08/15/24		800	944,321
2.875%, 09/13/24		2,500	2,735,090
2.750%, 12/13/24		2,700	2,950,867
3.125%, 09/12/25		1,000	1,123,479
5.750%, 06/12/26		200	254,276
3.000%, 09/11/26		1,200	1,361,560
3.000%, 03/10/28		2,500	2,868,902
3.250%, 06/09/28		3,190	3,742,529
# 3.250%, 11/16/28		3,100	3,656,655
2.125%, 09/14/29		945	1,036,774
2.125%, 12/14/29		1,000	1,086,429
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		2,500	3,696,308
6.750%, 03/15/31		3,815	5,807,660
6.250%, 07/15/32		4,239	6,474,627
Federal National Mortgage Association
# 2.625%, 09/06/24		800	868,198
2.125%, 04/24/26		2,800	3,037,332
1.875%, 09/24/26		6,000	6,437,273
0.750%, 10/08/27		1,750	1,753,306
6.250%, 05/15/29		4,330	6,114,649
7.125%, 01/15/30		3,583	5,406,403
7.250%, 05/15/30		3,316	5,085,843
0.875%, 08/05/30		10,700	10,395,620
6.625%, 11/15/30		3,600	5,391,257
Tennessee Valley Authority
2.875%, 09/15/24		1,249	1,363,746
6.750%, 11/01/25		600	771,090
2.875%, 02/01/27		2,700	3,020,979
7.125%, 05/01/30		2,250	3,393,769
TOTAL AGENCY OBLIGATIONS			91,052,575
BONDS — (51.5%)
3M Co.
0.950%, 05/15/23	EUR	700	873,686
2.875%, 10/15/27		850	943,928
# 2.375%, 08/26/29		1,000	1,068,599
ABB Finance USA, Inc.
2.875%, 05/08/22		100	103,224
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	200	247,377
Activision Blizzard, Inc.
3.400%, 06/15/27		100	112,935
1.350%, 09/15/30		2,500	2,403,732
Adobe, Inc.
# 3.250%, 02/01/25		160	175,586
			Face Amount^	Value†
			(000)

	Aetna, Inc.
	3.500%, 11/15/24		50	$54,913
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	166,306
	3.300%, 06/15/30		800	866,005
	Aflac, Inc.
	3.625%, 11/15/24		250	278,420
	3.250%, 03/17/25		50	55,107
	Ahold Finance USA LLC
	6.875%, 05/01/29		40	54,793
	Airbus SE
Ω	3.150%, 04/10/27		200	217,474
	Albemarle Corp.
	4.150%, 12/01/24		200	222,308
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		600	672,295
	Alphabet, Inc.
#	3.375%, 02/25/24		200	218,529
	1.998%, 08/15/26		200	212,816
	Amazon.com, Inc.
	3.150%, 08/22/27		800	905,036
	Ameren Corp.
	3.650%, 02/15/26		294	329,716
	American Express Credit Corp.
	3.300%, 05/03/27		700	795,783
	American Honda Finance Corp.
	1.950%, 05/20/22		1,000	1,020,584
	0.550%, 03/17/23	EUR	100	123,285
	2.300%, 09/09/26		750	804,885
	American International Group, Inc.
	5.000%, 04/26/23	GBP	200	300,054
	4.125%, 02/15/24		350	386,754
	3.900%, 04/01/26		200	226,495
	American Water Capital Corp.
	2.950%, 09/01/27		100	111,179
	Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	32,841
	3.700%, 10/15/24		400	443,700
#	2.875%, 09/15/26		500	552,036
	AmerisourceBergen Corp.
	3.450%, 12/15/27		200	226,646
	Analog Devices, Inc.
	3.900%, 12/15/25		533	605,751
	Anthem, Inc.
	3.500%, 08/15/24		150	164,223
	4.101%, 03/01/28		400	467,581
	2.250%, 05/15/30		500	514,933

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27		500	$567,243
	Aon Corp.
	3.750%, 05/02/29		1,000	1,153,018
	Aon P.L.C.
	3.500%, 06/14/24		275	299,203
	Apple, Inc.
	3.250%, 02/23/26		250	278,965
	2.450%, 08/04/26		695	752,768
	3.350%, 02/09/27		2,300	2,597,993
	3.000%, 06/20/27		1,000	1,122,795
#	3.000%, 11/13/27		500	562,281
	Applied Materials, Inc.
	3.300%, 04/01/27		300	339,812
	Arizona Public Service Co.
	3.150%, 05/15/25		100	110,164
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	450,144
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	225	275,782
	AT&T, Inc.
	2.750%, 06/01/31		500	522,550
Ω	2.550%, 12/01/33		228	227,325
	Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25		250	286,123
	Autodesk, Inc.
	4.375%, 06/15/25		150	169,907
	3.500%, 06/15/27		845	956,050
	Automatic Data Processing, Inc.
#	3.375%, 09/15/25		1,600	1,790,366
	1.250%, 09/01/30		700	678,787
	AutoZone, Inc.
	2.500%, 04/15/21		70	70,187
	3.125%, 04/21/26		450	495,227
	Avnet, Inc.
	4.625%, 04/15/26		250	282,764
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		728	820,410
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	672,618
	Banco Santander SA
	3.800%, 02/23/28		200	225,779
	Bank of America Corp.
	3.300%, 01/11/23		150	158,667
	4.000%, 04/01/24		136	150,280
	Bank of Montreal
	1.375%, 12/29/21	GBP	100	138,526
	1.850%, 05/01/25		2,000	2,089,396
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		300	328,064
	1.600%, 04/24/25		850	883,794
			Face Amount^	Value†
			(000)

	2.800%, 05/04/26		500	$546,391
	Bank of Nova Scotia (The)
	0.375%, 04/06/22	EUR	500	611,937
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	200	247,266
	4.375%, 01/12/26		500	570,260
	Bemis Co., Inc.
	4.500%, 10/15/21		100	101,862
	2.630%, 06/19/30		125	132,712
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26		1,000	1,110,071
	Best Buy Co., Inc.
	4.450%, 10/01/28		500	592,685
	Black Hills Corp.
	2.500%, 06/15/30		150	156,769
	4.350%, 05/01/33		250	301,211
	BlackRock, Inc.
	3.200%, 03/15/27		350	397,209
	3.250%, 04/30/29		2,000	2,276,965
	Booking Holdings, Inc.
#	3.600%, 06/01/26		635	713,865
	4.625%, 04/13/30		1,000	1,214,301
	Boston Scientific Corp.
	3.850%, 05/15/25		102	114,215
	BP Capital Markets America, Inc.
	3.119%, 05/04/26		750	825,949
	3.017%, 01/16/27		400	439,537
#	1.749%, 08/10/30		1,000	986,113
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		30	33,127
	BPCE SA
	0.375%, 10/05/23	EUR	200	246,946
	4.000%, 04/15/24		500	553,569
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	200	249,310
	0.875%, 09/26/23	EUR	100	124,269
	5.125%, 12/04/28		500	609,478
Ω	3.250%, 11/08/29		1,000	1,097,650
	Broadcom, Inc.
	3.150%, 11/15/25		1,000	1,084,224
	4.300%, 11/15/32		500	577,518
	Brown & Brown, Inc.
	4.200%, 09/15/24		240	268,714
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		965	1,100,700
	Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		75	81,788
	CA, Inc.
	4.700%, 03/15/27		250	286,702
	Campbell Soup Co.
	4.150%, 03/15/28		86	100,652
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	800	992,190

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Canadian Natural Resources, Ltd.
3.850%, 06/01/27		500	$562,718
2.950%, 07/15/30		1,098	1,143,267
Canadian Pacific Railway Co.
2.900%, 02/01/25		50	54,082
Capital One Financial Corp.
3.750%, 04/24/24		50	54,733
3.200%, 02/05/25		260	282,309
3.750%, 03/09/27		700	797,988
3.800%, 01/31/28		700	797,909
Cardinal Health, Inc.
3.750%, 09/15/25		1,000	1,121,514
3.410%, 06/15/27		500	560,411
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		200	230,703
Charles Schwab Corp. (The)
3.200%, 03/02/27		700	787,053
Chevron Corp.
2.954%, 05/16/26		1,600	1,755,737
Chubb INA Holdings, Inc.
3.350%, 05/15/24		50	54,553
Cigna Corp.
3.500%, 06/15/24		250	272,372
3.250%, 04/15/25		750	819,510
3.400%, 03/01/27		56	63,009
2.400%, 03/15/30		500	521,264
Cincinnati Financial Corp.
6.920%, 05/15/28		600	778,992
Cisco Systems, Inc.
# 2.500%, 09/20/26		1,000	1,086,981
Citigroup, Inc.
3.875%, 10/25/23		380	414,407
Citizens Bank N.A.
3.750%, 02/18/26		2,000	2,266,791
Clorox Co. (The)
3.900%, 05/15/28		750	870,682
CME Group, Inc.
3.000%, 03/15/25		85	92,802
3.750%, 06/15/28		1,000	1,170,785
CNA Financial Corp.
3.950%, 05/15/24		300	330,413
4.500%, 03/01/26		280	328,488
Coca-Cola Co. (The)
3.200%, 11/01/23		600	648,699
2.250%, 09/01/26		740	799,068
# 2.900%, 05/25/27		400	444,634
Coca-Cola European Partners P.L.C.
1.125%, 05/26/24	EUR	150	189,024
Colgate-Palmolive Co.
3.250%, 03/15/24		100	108,947
Comcast Corp.
3.375%, 08/15/25		500	555,073
3.150%, 03/01/26		200	221,298
Comerica, Inc.
# 4.000%, 02/01/29		500	580,162
			Face Amount^	Value†
			(000)

	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		100	$112,093
	Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	1,223,729
	ConocoPhillips Co.
	4.950%, 03/15/26		250	298,204
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		614	847,030
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	329,180
	5.300%, 03/01/35		350	454,006
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		50	51,844
	3.375%, 05/21/25		1,500	1,677,118
	Costco Wholesale Corp.
	3.000%, 05/18/27		1,200	1,341,699
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		400	450,381
	Credit Suisse AG
	3.625%, 09/09/24		500	553,448
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	231,570
	CVS Health Corp.
	2.750%, 12/01/22		200	207,440
	3.875%, 07/20/25		505	567,662
	Danske Bank A.S.
	0.875%, 05/22/23	EUR	100	123,834
	0.750%, 06/02/23	EUR	300	372,091
	Deere & Co.
#	5.375%, 10/16/29		80	104,767
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		500	549,533
	Dexia Credit Local SA
	1.375%, 12/07/22	GBP	500	701,279
	Discover Bank
	4.650%, 09/13/28		1,400	1,660,748
	Discover Financial Services
	3.750%, 03/04/25		1,000	1,098,557
	Discovery Communications LLC
	3.900%, 11/15/24		150	166,232
	4.900%, 03/11/26		200	233,946
	Dollar General Corp.
	3.250%, 04/15/23		100	105,542
	4.150%, 11/01/25		500	574,048
	Dollar Tree, Inc.
	4.200%, 05/15/28		600	704,332
	Dow Chemical Co. (The)
	3.500%, 10/01/24		133	145,454
	DTE Energy Co.
	2.850%, 10/01/26		750	822,308
	DXC Technology Co.
	4.750%, 04/15/27		700	804,637
	E*TRADE Financial Corp.
	2.950%, 08/24/22		300	311,088
	4.500%, 06/20/28		750	890,474

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Eastman Chemical Co.
	1.500%, 05/26/23	EUR	500	$624,332
	Eaton Corp.
#	3.103%, 09/15/27		400	447,325
	4.000%, 11/02/32		900	1,079,558
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,676,044
	Ecolab, Inc.
	2.700%, 11/01/26		500	548,815
	Electronic Arts, Inc.
	4.800%, 03/01/26		250	294,551
	Enbridge, Inc.
#	3.500%, 06/10/24		300	325,169
#	3.700%, 07/15/27		500	569,616
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	225,298
Ω	4.875%, 06/14/29		200	247,117
	Enterprise Products Operating LLC
	3.900%, 02/15/24		100	109,498
	EOG Resources, Inc.
	3.150%, 04/01/25		200	218,075
#	4.150%, 01/15/26		100	114,991
	Equinor ASA
	0.875%, 02/17/23	EUR	200	247,736
	2.650%, 01/15/24		100	106,175
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	222,677
	Eversource Energy
	2.500%, 03/15/21		100	100,082
	Exelon Corp.
#	3.400%, 04/15/26		200	223,542
	Exelon Generation Co. LLC
	3.250%, 06/01/25		1,000	1,086,724
	Exxon Mobil Corp.
	2.440%, 08/16/29		500	530,509
	FedEx Corp.
	1.000%, 01/11/23	EUR	400	494,825
	3.200%, 02/01/25		300	327,979
	4.900%, 01/15/34		672	853,790
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	764,370
	Fifth Third Bancorp
	3.950%, 03/14/28		500	586,996
	Flex, Ltd.
	4.875%, 06/15/29		700	822,146
	FMR LLC
Ω	4.950%, 02/01/33		250	328,528
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		2,000	2,195,677
	GATX Corp.
	3.250%, 09/15/26		400	442,459
	General Mills, Inc.
	4.200%, 04/17/28		400	473,006
			Face Amount^	Value†
			(000)

	General Motors Financial Co., Inc.
	5.250%, 03/01/26		130	$152,959
	Georgia Power Co.
	3.250%, 03/30/27		250	275,067
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	58,498
	Global Payments, Inc.
	4.800%, 04/01/26		530	623,328
	4.450%, 06/01/28		1,107	1,306,945
	Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24		2,000	2,201,400
	3.750%, 02/25/26		1,150	1,296,407
	Halliburton Co.
	3.500%, 08/01/23		11	11,707
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	636,864
	Hasbro, Inc.
	3.150%, 05/15/21		97	97,280
	3.500%, 09/15/27		100	110,307
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	1,037,852
	Honeywell International, Inc.
	2.500%, 11/01/26		700	766,560
	HP, Inc.
	3.400%, 06/17/30		2,000	2,177,444
	HSBC Holdings P.L.C.
	4.300%, 03/08/26		200	230,241
	3.900%, 05/25/26		1,000	1,132,646
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		500	530,294
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	108,769
	ING Groep NV
	1.000%, 09/20/23	EUR	300	375,520
	3.550%, 04/09/24		500	545,959
	4.050%, 04/09/29		700	822,283
	Intel Corp.
#	3.150%, 05/11/27		500	560,024
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23		300	328,473
	3.750%, 12/01/25		1,375	1,554,011
	International Business Machines Corp.
	3.300%, 01/27/27		750	839,082
	International Paper Co.
	3.800%, 01/15/26		28	31,756
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		250	277,808
	Interstate Power and Light Co.
	2.300%, 06/01/30		150	157,085
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		600	619,252

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	ITC Holdings Corp.
	3.650%, 06/15/24		200	$217,962
	Jabil, Inc.
	3.600%, 01/15/30		750	824,598
	Janus Capital Group, Inc.
	4.875%, 08/01/25		350	401,735
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		400	474,501
	JM Smucker Co. (The)
	3.500%, 03/15/25		70	77,589
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	376	468,851
	JPMorgan Chase & Co.
	3.875%, 02/01/24		500	549,507
	3.900%, 07/15/25		1,000	1,126,111
	2.950%, 10/01/26		500	551,349
	Kellogg Co.
	2.750%, 03/01/23		75	78,580
	3.250%, 04/01/26		200	223,228
	3.400%, 11/15/27		500	565,353
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		250	278,875
	KeyBank NA
	3.300%, 06/01/25		250	277,677
	KeyCorp
	5.100%, 03/24/21		100	100,703
	2.550%, 10/01/29		800	853,154
	Kilroy Realty L.P.
	2.500%, 11/15/32		1,900	1,894,347
	Kimberly-Clark Corp.
	2.400%, 06/01/23		50	52,396
	Kroger Co. (The)
	7.500%, 04/01/31		424	617,662
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		750	858,430
	Lam Research Corp.
	4.000%, 03/15/29		250	296,598
	Lear Corp.
	3.800%, 09/15/27		272	303,884
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	949,900
	Legg Mason, Inc.
	4.750%, 03/15/26		30	35,430
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	1,206,828
	Lincoln National Corp.
	3.350%, 03/09/25		75	82,249
#	3.400%, 01/15/31		450	511,129
	Linde, Inc.
	2.200%, 08/15/22		50	51,223
	Lloyds Banking Group P.L.C.
	4.450%, 05/08/25		700	797,942
	3.750%, 01/11/27		450	508,699
	4.375%, 03/22/28		1,000	1,172,119
			Face Amount^	Value†
			(000)

	Loews Corp.
	2.625%, 05/15/23		50	$52,274
	3.750%, 04/01/26		200	226,595
	Lowe's Cos., Inc.
	3.875%, 09/15/23		50	54,138
	3.375%, 09/15/25		125	139,305
	2.500%, 04/15/26		500	538,163
	LYB International Finance III LLC
	3.375%, 05/01/30		400	442,011
	LyondellBasell Industries NV
	5.750%, 04/15/24		300	343,732
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		250	286,641
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,300	1,409,561
	Marriott International, Inc.
	2.875%, 03/01/21		200	199,924
	Mars, Inc.
Ω	1.625%, 07/16/32		1,400	1,372,601
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		300	306,765
#	3.500%, 03/10/25		250	275,797
	Mastercard, Inc.
	2.950%, 11/21/26		300	332,829
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		150	168,955
	McDonald's Corp.
	2.000%, 06/01/23	EUR	100	127,617
	0.625%, 01/29/24	EUR	200	248,023
	3.700%, 01/30/26		150	169,522
	McKesson Corp.
	3.796%, 03/15/24		75	82,012
	4.750%, 05/30/29		1,000	1,215,398
	Medtronic, Inc.
	3.500%, 03/15/25		108	120,397
	MetLife, Inc.
	3.600%, 04/10/24		50	54,941
	3.000%, 03/01/25		250	273,458
	5.700%, 06/15/35		350	504,252
	Micron Technology, Inc.
	4.663%, 02/15/30		600	723,613
	Microsoft Corp.
	3.300%, 02/06/27		1,900	2,158,533
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22		400	411,310
	Morgan Stanley
	3.875%, 04/29/24		350	386,327
	3.875%, 01/27/26		400	454,940
	3.625%, 01/20/27		400	454,454
	Mosaic Co. (The)
	4.250%, 11/15/23		194	211,053
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	1,069,033
	MPLX L.P.
	4.125%, 03/01/27		397	452,917

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Nasdaq, Inc.
	4.250%, 06/01/24		375	$415,342
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		250	284,595
	National Bank of Canada
	2.100%, 02/01/23		1,000	1,032,226
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	200	248,064
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	189,612
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	675,350
	Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	200	255,593
	4.800%, 04/05/26		200	233,108
	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	200	244,709
	NetApp, Inc.
	3.300%, 09/29/24		200	218,137
	2.700%, 06/22/30		500	532,930
	Newmont Corp.
	3.625%, 06/09/21		190	191,209
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		900	1,025,002
	NIKE, Inc.
	2.375%, 11/01/26		500	542,087
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	417,795
	Norfolk Southern Corp.
	2.900%, 06/15/26		200	219,706
	Northern Trust Corp.
	1.950%, 05/01/30		600	614,662
	Nucor Corp.
	3.950%, 05/01/28		300	350,333
	Nutrien, Ltd.
	3.625%, 03/15/24		300	325,508
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	56,295
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		300	329,714
	Oracle Corp.
	2.950%, 05/15/25		1,250	1,359,590
	3.250%, 11/15/27		1,750	1,972,991
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		800	910,829
	Packaging Corp. of America
#	4.500%, 11/01/23		500	549,510
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		721	801,620
	PepsiCo, Inc.
	2.750%, 03/05/22		100	102,740
	Phillips 66
	4.300%, 04/01/22		123	128,438
	Face Amount^	Value†
	(000)

Phillips 66 Partners L.P.
3.550%, 10/01/26	200	$218,175
3.750%, 03/01/28	500	542,613
3.150%, 12/15/29	465	482,050
PNC Bank NA
3.250%, 06/01/25	250	276,305
PPG Industries, Inc.
2.800%, 08/15/29	473	519,947
PPL Capital Funding, Inc.
3.100%, 05/15/26	400	440,804
Precision Castparts Corp.
3.250%, 06/15/25	344	378,914
Principal Financial Group, Inc.
3.125%, 05/15/23	200	212,387
3.100%, 11/15/26	100	110,883
Progress Energy, Inc.
7.750%, 03/01/31	400	590,818
Progressive Corp.
2.450%, 01/15/27	200	217,226
Province of Quebec Canada
7.500%, 09/15/29	500	744,591
Prudential Financial, Inc.
3.500%, 05/15/24	200	219,714
QUALCOMM, Inc.
1.650%, 05/20/32	651	641,342
Quest Diagnostics, Inc.
3.500%, 03/30/25	200	220,904
Reinsurance Group of America, Inc.
3.950%, 09/15/26	400	459,605
3.150%, 06/15/30	1,300	1,411,259
Rockwell Automation, Inc.
2.875%, 03/01/25	300	324,983
Roper Technologies, Inc.
3.800%, 12/15/26	200	230,172
Ryder System, Inc.
2.875%, 06/01/22	135	139,078
3.350%, 09/01/25	1,000	1,105,887
salesforce.com, Inc.
3.700%, 04/11/28	200	233,218
Santander Holdings USA, Inc.
4.500%, 07/17/25	250	281,946
4.400%, 07/13/27	200	229,387
Santander UK P.L.C.
4.000%, 03/13/24	50	55,128
Schlumberger Investment SA
2.650%, 06/26/30	439	458,716
Sempra Energy
3.550%, 06/15/24	250	271,402
Shell International Finance BV
3.250%, 05/11/25	1,222	1,350,728
# 2.875%, 05/10/26	850	930,946
4.125%, 05/11/35	650	788,611
Sherwin-Williams Co. (The)
3.450%, 08/01/25	100	110,384

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	2.950%, 08/15/29		1,000	$1,091,560
	SNCF Reseau
	5.500%, 12/01/21	GBP	778	1,113,733
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	228,644
	Southern Co. (The)
	3.250%, 07/01/26		500	556,015
	Southwest Gas Corp.
	3.700%, 04/01/28		100	113,852
	2.200%, 06/15/30		500	522,026
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		400	446,212
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		200	225,630
	Starbucks Corp.
	2.100%, 02/04/21		100	100,011
	State Street Corp.
	3.550%, 08/18/25		200	225,282
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	137,486
	Stryker Corp.
	3.375%, 05/15/24		200	217,591
	3.375%, 11/01/25		500	556,709
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		800	906,191
	3.040%, 07/16/29		800	876,791
	2.130%, 07/08/30		800	818,164
	Suncor Energy, Inc.
	3.600%, 12/01/24		180	198,138
	Swedbank AB
	0.300%, 09/06/22	EUR	200	244,986
	Sysco Corp.
	3.300%, 07/15/26		1,000	1,107,072
	Target Corp.
	2.500%, 04/15/26		325	354,350
	TCI Communications, Inc.
	7.875%, 02/15/26		140	186,846
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25		30	33,321
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	200	262,904
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,476,536
	Texas Instruments, Inc.
	2.900%, 11/03/27		500	559,698
	Thomson Reuters Corp.
#	4.300%, 11/23/23		400	438,111
	TJX Cos., Inc. (The)
	2.250%, 09/15/26		1,150	1,233,789
	Total Capital International SA
	2.125%, 03/15/23	EUR	800	1,020,950
	2.829%, 01/10/30		1,000	1,087,248
	TransCanada PipeLines, Ltd.
	4.875%, 01/15/26		90	105,857
	4.250%, 05/15/28		500	584,423
	4.625%, 03/01/34		400	480,751
		Face Amount^	Value†
		(000)

Travelers Property Casualty Corp.
6.375%, 03/15/33		675	$996,226
Truist Bank
2.450%, 08/01/22		400	412,536
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		200	220,934
U.S. Bancorp
3.700%, 01/30/24		75	82,103
U.S. Bank NA
2.800%, 01/27/25		750	812,667
UBS Group AG
1.750%, 11/16/22	EUR	200	251,416
Unilever Capital Corp.
2.000%, 07/28/26		100	106,157
Union Pacific Corp.
3.750%, 03/15/24		200	218,510
3.950%, 09/10/28		650	757,252
United Parcel Service, Inc.
2.450%, 10/01/22		100	103,659
0.375%, 11/15/23	EUR	650	801,195
Valero Energy Corp.
3.400%, 09/15/26		250	271,462
Verizon Communications, Inc.
3.376%, 02/15/25		24	26,410
# 2.625%, 08/15/26		200	217,614
4.329%, 09/21/28		823	979,510
4.016%, 12/03/29		151	177,064
ViacomCBS, Inc.
3.875%, 04/01/24		31	33,820
3.500%, 01/15/25		250	273,142
2.900%, 01/15/27		704	767,067
4.200%, 05/19/32		500	592,366
Visa, Inc.
3.150%, 12/14/25		375	417,428
VMware, Inc.
# 3.900%, 08/21/27		560	628,503
Vodafone Group P.L.C.
7.875%, 02/15/30		200	295,623
Walgreens Boots Alliance, Inc.
# 3.450%, 06/01/26		450	499,353
Walmart, Inc.
2.550%, 04/11/23		100	104,544
3.050%, 07/08/26		1,200	1,342,302
3.250%, 07/08/29		460	526,626
7.550%, 02/15/30		1,200	1,812,240
Walt Disney Co. (The)
3.700%, 09/15/24		200	220,674
6.200%, 12/15/34		300	443,249
Waste Management, Inc.
3.500%, 05/15/24		310	337,859
WEC Energy Group, Inc.
3.550%, 06/15/25		420	464,773
Wells Fargo & Co.
3.000%, 02/19/25		850	919,298
Welltower, Inc.
4.125%, 03/15/29		450	518,749

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

# 2.750%, 01/15/31	1,000	$1,054,460
Westlake Chemical Corp.
3.375%, 06/15/30	100	109,321
Westpac Banking Corp.
2.500%, 06/28/22	708	730,306
2.850%, 05/13/26	300	330,644
3.350%, 03/08/27	550	626,747
WestRock MWV LLC
8.200%, 01/15/30	222	314,840
Whirlpool Corp.
3.700%, 05/01/25	200	222,088
# 4.750%, 02/26/29	1,000	1,209,271
Williams Cos., Inc. (The)
4.000%, 09/15/25	500	561,003
3.750%, 06/15/27	110	125,138
# 3.500%, 11/15/30	500	551,722
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,850,975
Zoetis, Inc.
3.000%, 09/12/27	355	395,468
TOTAL BONDS		231,123,450
U.S. TREASURY OBLIGATIONS — (25.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,340,742
6.625%, 02/15/27	3,000	4,077,188
6.125%, 11/15/27	1,250	1,700,342
5.250%, 11/15/28	250	333,369
5.250%, 02/15/29	2,000	2,681,875
6.125%, 08/15/29	1,045	1,495,615
6.250%, 05/15/30	1,530	2,249,578
5.375%, 02/15/31	2,500	3,538,379
U.S. Treasury Notes
2.125%, 05/15/25	1,300	1,399,074
2.000%, 08/15/25	2,800	3,006,609
2.250%, 11/15/25	2,400	2,610,375
1.625%, 02/15/26	2,150	2,276,732
1.625%, 05/15/26	4,100	4,344,078
1.500%, 08/15/26	2,500	2,632,520
	Face Amount^	Value†
	(000)

1.625%, 09/30/26	2,000	$2,120,391
2.000%, 11/15/26	3,000	3,245,039
1.625%, 11/30/26	2,000	2,120,938
1.500%, 01/31/27	1,500	1,579,863
2.250%, 02/15/27	1,500	1,646,660
2.375%, 05/15/27	3,775	4,180,518
0.500%, 06/30/27	1,000	989,336
2.250%, 08/15/27	3,700	4,072,168
0.500%, 10/31/27	2,800	2,758,109
2.250%, 11/15/27	3,000	3,302,813
0.625%, 12/31/27	3,200	3,172,500
2.750%, 02/15/28	2,700	3,069,035
2.875%, 05/15/28	3,750	4,303,564
2.875%, 08/15/28	2,250	2,587,764
3.125%, 11/15/28	2,500	2,927,637
2.625%, 02/15/29	2,900	3,291,613
2.375%, 05/15/29	3,000	3,349,570
1.625%, 08/15/29	3,550	3,749,965
1.750%, 11/15/29	3,500	3,734,063
1.500%, 02/15/30	3,600	3,755,531
0.625%, 05/15/30	6,050	5,829,742
0.625%, 08/15/30	7,100	6,820,438
0.875%, 11/15/30	6,700	6,574,375
TOTAL U.S. TREASURY OBLIGATIONS		112,868,108
TOTAL INVESTMENT SECURITIES (Cost $405,292,656)		435,044,133

		Shares
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	1,166,245	13,494,616
TOTAL INVESTMENTS — (100.0%)
(Cost $418,785,794)^^			$448,538,749

As of January 31, 2021, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,709,664	EUR	8,791,001	State Street Bank and Trust	02/18/21	$37,657
Total Appreciation						$37,657

DFA Social Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,265,197	GBP	1,666,923	Mellon Bank	02/08/21	$(18,795)
Total (Depreciation)						$(18,795)
Total Appreciation (Depreciation)						$18,862
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$91,052,575	—	$91,052,575
Bonds	—	231,123,450	—	231,123,450
U.S. Treasury Obligations	—	112,868,108	—	112,868,108
Securities Lending Collateral	—	13,494,616	—	13,494,616
Forward Currency Contracts**	—	18,862	—	18,862
TOTAL	—	$448,557,611	—	$448,557,611
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.3%)
Treasury Inflation Protected Security
0.125%, 04/15/21	36,687	$40,557,969
0.125%, 01/15/22	33,500	39,302,527
0.125%, 04/15/22	38,900	42,693,067
0.125%, 01/15/23	36,400	42,830,298
2.375%, 01/15/25	25,873	42,030,722
# 0.625%, 01/15/26	34,350	42,306,367
1.750%, 01/15/28	15,800	24,250,098
3.625%, 04/15/28	16,500	36,739,259
2.500%, 01/15/29	2,500	3,997,220
3.875%, 04/15/29	13,850	31,718,658
0.125%, 07/15/30	1,500	1,711,745
TOTAL U.S. TREASURY OBLIGATIONS		348,137,930

	Shares
AFFILIATED INVESTMENT COMPANIES — (77.8%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	65,861,430	874,639,792
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	52,756,152	524,923,712
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,399,563,504
TOTAL INVESTMENT SECURITIES (Cost $1,706,007,464)		1,747,701,434

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	8,933,440	8,933,440
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	3,733,219	43,197,076
TOTAL INVESTMENTS — (100.0%)
(Cost $1,758,137,979)^^			$1,799,831,950
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$348,137,930	—	$348,137,930
Affiliated Investment Companies	$1,399,563,504	—	—	1,399,563,504
Temporary Cash Investments	8,933,440	—	—	8,933,440
Securities Lending Collateral	—	43,197,076	—	43,197,076
TOTAL	$1,408,496,944	$391,335,006	—	$1,799,831,950

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.2%)
COMMUNICATION SERVICES — (3.9%)
*	Altice USA, Inc., Class A	179,381	$6,380,582
	Cable One, Inc.	1,354	2,708,000
	Comcast Corp., Class A	203,304	10,077,779
	Interpublic Group of Cos., Inc. (The)	72,570	1,746,760
	Lumen Technologies, Inc.	319,140	3,950,953
*	Match Group, Inc.	4,952	692,587
	Omnicom Group, Inc.	148,848	9,285,136
#	Sirius XM Holdings, Inc.	45,907	287,378
*	T-Mobile US, Inc.	38,460	4,849,037
	Verizon Communications, Inc.	2,503,435	137,063,066
#	ViacomCBS, Inc., Class B	126,023	6,112,116
TOTAL COMMUNICATION SERVICES			183,153,394
CONSUMER DISCRETIONARY — (16.8%)
*	Amazon.com, Inc.	64,128	205,607,194
	Aptiv P.L.C.	159,374	21,292,366
	Aramark	21,076	722,696
	Autoliv, Inc.	14,833	1,315,835
	Best Buy Co., Inc.	272,637	29,668,358
*	Booking Holdings, Inc.	17,405	33,841,064
*	Burlington Stores, Inc.	13,131	3,268,306
*	Capri Holdings, Ltd.	5,790	241,211
	Darden Restaurants, Inc.	40,314	4,712,303
	Dollar General Corp.	90,012	17,517,235
*	Dollar Tree, Inc.	28,995	2,947,632
	eBay, Inc.	641,227	36,235,738
*	Etsy, Inc.	62,927	12,528,136
*	Five Below, Inc.	2,249	395,217
*	Gap, Inc. (The)	90,321	1,829,000
	General Motors Co.	167,006	8,463,864
	H&R Block, Inc.	8,484	146,179
#	Hanesbrands, Inc.	70,921	1,084,382
	Harley-Davidson, Inc.	31,257	1,253,093
	Hilton Worldwide Holdings, Inc.	24,240	2,457,694
	Home Depot, Inc. (The)	157,350	42,613,527
	Kohl's Corp.	11,593	510,788
#	Kontoor Brands, Inc.	4,741	171,245
	Las Vegas Sands Corp.	116,948	5,624,029
	Lear Corp.	9,750	1,469,910
	Lowe's Cos., Inc.	318,826	53,196,118
*	Lululemon Athletica, Inc.	64,819	21,304,709
	Marriott International, Inc., Class A	192,393	22,377,230
	NIKE, Inc., Class B	511,510	68,332,621
*	NVR, Inc.	1,178	5,237,953
*	O'Reilly Automotive, Inc.	41,256	17,553,190
	Polaris, Inc.	8,976	1,047,230
	Pool Corp.	16,059	5,687,777
*	RH	5,760	2,738,074
	Ross Stores, Inc.	110,375	12,283,634
	Service Corp. International	61,154	3,083,996
	Starbucks Corp.	125,207	12,121,290
	Target Corp.	284,881	51,611,891
*	Terminix Global Holdings, Inc.	7,292	347,683

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	TJX Cos., Inc. (The)	564,832	$36,171,841
	Tractor Supply Co.	86,006	12,190,490
*	Ulta Beauty, Inc.	28,968	8,104,088
	VF Corp.	38,525	2,961,417
	Whirlpool Corp.	7,283	1,348,011
	Williams-Sonoma, Inc.	34,683	4,471,332
	Wyndham Destinations, Inc.	7,845	347,063
	Wynn Resorts, Ltd.	40,144	3,995,532
TOTAL CONSUMER DISCRETIONARY			782,430,172
CONSUMER STAPLES — (10.6%)
	Altria Group, Inc.	940,393	38,631,344
	Brown-Forman Corp., Class A	4,389	290,201
	Brown-Forman Corp., Class B	198,462	14,223,772
#	Campbell Soup Co.	123,391	5,936,341
	Church & Dwight Co., Inc.	16,341	1,379,671
	Clorox Co. (The)	51,813	10,852,751
	Coca-Cola Co. (The)	2,178,510	104,895,256
	Colgate-Palmolive Co.	222,549	17,358,822
	Costco Wholesale Corp.	235,203	82,892,593
	Estee Lauder Cos., Inc. (The), Class A	92,750	21,949,288
	General Mills, Inc.	35,863	2,083,640
*	Herbalife Nutrition, Ltd.	8,932	455,175
	Hershey Co. (The)	78,713	11,448,019
	Ingredion, Inc.	3,089	233,127
	Kellogg Co.	247,566	14,591,540
#	Keurig Dr Pepper, Inc.	5,910	187,938
	Kimberly-Clark Corp.	73,479	9,706,576
	Kroger Co. (The)	569,019	19,631,156
	Lamb Weston Holdings, Inc.	63,913	4,774,301
	PepsiCo, Inc.	721,706	98,563,388
	Sysco Corp.	382,479	27,351,073
	Walmart, Inc.	68,111	9,568,914
TOTAL CONSUMER STAPLES			497,004,886
ENERGY — (0.5%)
	Cabot Oil & Gas Corp.	112,013	2,053,198
*	Cheniere Energy, Inc.	38,026	2,408,187
	Cimarex Energy Co.	3,256	137,338
	ConocoPhillips	199,259	7,976,338
	Halliburton Co.	399,319	7,039,994
	Occidental Petroleum Corp.	214,939	4,311,676
TOTAL ENERGY			23,926,731
FINANCIALS — (2.5%)
	American Express Co.	95,185	11,066,208
	Ameriprise Financial, Inc.	83,782	16,577,944
	Aon P.L.C., Class A	167,784	34,076,930
#*	Credit Acceptance Corp.	1,186	457,523
	Discover Financial Services	14,023	1,171,481
	Erie Indemnity Co., Class A	726	176,491
	FactSet Research Systems, Inc.	10,580	3,198,757
	Interactive Brokers Group, Inc., Class A	3,200	195,808
	Lazard, Ltd., Class A	2,925	120,510
	LPL Financial Holdings, Inc.	28,420	3,079,023
	MarketAxess Holdings, Inc.	3,198	1,729,351
	Marsh & McLennan Cos., Inc.	34,233	3,762,549
	Moody's Corp.	37,453	9,972,236

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MSCI, Inc.	14,305	$5,654,767
	S&P Global, Inc.	77,507	24,569,719
	Santander Consumer USA Holdings, Inc.	21,091	466,111
	T Rowe Price Group, Inc.	7,094	1,110,069
TOTAL FINANCIALS			117,385,477
HEALTH CARE — (13.6%)
	AbbVie, Inc.	1,081,847	110,867,681
	AmerisourceBergen Corp.	73,030	7,609,726
	Amgen, Inc.	324,244	78,282,229
*	Biogen, Inc.	61,218	17,300,819
	Bristol-Myers Squibb Co.	350,440	21,527,529
	Cardinal Health, Inc.	190,810	10,252,221
*	Catalent, Inc.	504	57,985
	Chemed Corp.	2,936	1,520,554
	Cigna Corp.	5,612	1,218,085
*	DaVita, Inc.	87,818	10,307,199
*	Elanco Animal Health, Inc.	219	6,358
	Eli Lilly and Co.	320,696	66,695,147
	Encompass Health Corp.	12,091	972,116
	Gilead Sciences, Inc.	178,513	11,710,453
*	Hologic, Inc.	187,233	14,928,087
*	IDEXX Laboratories, Inc.	56,115	26,861,128
#*	Insulet Corp.	11,853	3,166,885
	Johnson & Johnson	463,240	75,568,341
	McKesson Corp.	2,895	505,091
	Merck & Co., Inc.	1,532,728	118,127,347
*	Mettler-Toledo International, Inc.	14,593	17,046,083
*	Molina Healthcare, Inc.	32,804	7,007,262
*	Quidel Corp.	2,900	727,813
*	Waters Corp.	14,938	3,953,640
	Zoetis, Inc.	180,844	27,895,187
TOTAL HEALTH CARE			634,114,966
INDUSTRIALS — (12.1%)
	3M Co.	332,301	58,371,994
	Allegion P.L.C.	35,166	3,763,114
	Allison Transmission Holdings, Inc.	22,693	923,605
	Boeing Co. (The)	40,406	7,846,441
	BWX Technologies, Inc.	1,500	80,880
	Caterpillar, Inc.	295,017	53,940,908
#	CH Robinson Worldwide, Inc.	40,262	3,444,817
	Cintas Corp.	12,304	3,914,149
*	Copart, Inc.	54,363	5,966,339
	CSX Corp.	151,885	13,024,898
	Cummins, Inc.	5,198	1,218,515
	Deere & Co.	148,014	42,746,443
	Delta Air Lines, Inc.	117,660	4,466,374
	Donaldson Co., Inc.	20,479	1,217,272
	Emerson Electric Co.	17,117	1,358,234
	Expeditors International of Washington, Inc.	35,933	3,216,722
	Fastenal Co.	199,210	9,081,984
	FedEx Corp.	15,622	3,676,481
	General Dynamics Corp.	16,949	2,486,079
	Graco, Inc.	31,016	2,138,243
	Honeywell International, Inc.	89,117	17,410,788
	Huntington Ingalls Industries, Inc.	11,913	1,874,272
*	IAA, Inc.	27,656	1,580,264

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	102,317	$19,870,985
	JB Hunt Transport Services, Inc.	44,676	6,016,070
	KAR Auction Services, Inc.	2,717	50,156
	L3Harris Technologies, Inc.	11,785	2,021,245
	Lennox International, Inc.	2,197	605,252
	Lincoln Electric Holdings, Inc.	8,192	937,984
	Lockheed Martin Corp.	96,792	31,149,601
	Masco Corp.	10,403	564,987
	Nielsen Holdings P.L.C.	56,578	1,263,387
	Nordson Corp.	7,070	1,265,459
	Northrop Grumman Corp.	50,661	14,519,949
	Otis Worldwide Corp.	20,717	1,339,354
	PACCAR, Inc.	33,129	3,022,027
	Parker-Hannifin Corp.	34,969	9,253,147
*	Resideo Technologies, Inc.	3,906	90,229
	Robert Half International, Inc.	26,339	1,777,883
	Rockwell Automation, Inc.	81,486	20,251,716
	Rollins, Inc.	64,509	2,323,614
*	Sensata Technologies Holding P.L.C.	7,661	417,525
	Southwest Airlines Co.	70,932	3,116,752
	Spirit AeroSystems Holdings, Inc., Class A	3,162	107,097
	Toro Co. (The)	18,495	1,743,154
	TransUnion	10,783	938,552
	Union Pacific Corp.	408,543	80,674,986
*	United Airlines Holdings, Inc.	108,987	4,358,390
	United Parcel Service, Inc., Class B	303,749	47,081,095
*	United Rentals, Inc.	53,001	12,879,773
	Verisk Analytics, Inc.	100,720	18,482,120
	Waste Management, Inc.	187,185	20,837,434
	WW Grainger, Inc.	42,961	15,654,559
TOTAL INDUSTRIALS			566,363,298
INFORMATION TECHNOLOGY — (34.1%)
	Accenture P.L.C., Class A	335,070	81,060,134
*	Advanced Micro Devices, Inc.	86,321	7,392,530
	Amphenol Corp., Class A	40,757	5,089,734
	Apple, Inc.	1,692,531	223,346,391
	Applied Materials, Inc.	178,740	17,280,583
*	Aspen Technology, Inc.	20,260	2,712,814
*	Autodesk, Inc.	94,223	26,140,287
	Automatic Data Processing, Inc.	232,781	38,436,799
	Booz Allen Hamilton Holding Corp.	86,441	7,362,180
	Broadcom, Inc.	88,826	40,016,113
	Broadridge Financial Solutions, Inc.	73,916	10,445,070
*	Cadence Design Systems, Inc.	16,935	2,208,155
	CDK Global, Inc.	2,876	143,512
	CDW Corp.	99,547	13,106,358
	Cisco Systems, Inc.	1,033,920	46,092,154
	Citrix Systems, Inc.	39,521	5,268,545
*	Dell Technologies, Inc., Class C	102,737	7,488,500
*	F5 Networks, Inc.	12,438	2,437,226
*	Fair Isaac Corp.	9,573	4,308,903
*	Fiserv, Inc.	46,650	4,790,488
*	FleetCor Technologies, Inc.	47,525	11,536,694
*	Fortinet, Inc.	68,073	9,853,567
*	Gartner, Inc.	50,668	7,696,976
	Global Payments, Inc.	23,118	4,080,789
*	GoDaddy, Inc., Class A	28,760	2,259,961
	Intel Corp.	264,809	14,699,548

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	516,074	$61,469,574
	Intuit, Inc.	96,771	34,956,588
	Jack Henry & Associates, Inc.	10,151	1,469,763
	KLA Corp.	148,265	41,524,579
	Lam Research Corp.	72,492	35,082,503
	Mastercard, Inc., Class A	369,835	116,975,112
	Maxim Integrated Products, Inc.	66,596	5,841,135
*	Micron Technology, Inc.	203,961	15,964,027
	Microsoft Corp.	937,514	217,465,747
	NetApp, Inc.	95,959	6,375,516
	NortonLifeLock, Inc.	289,435	6,098,395
	NVIDIA Corp.	31,159	16,189,905
*	ON Semiconductor Corp.	33,310	1,148,862
	Oracle Corp.	1,104,739	66,759,378
	Paychex, Inc.	362,847	31,683,800
*	Paycom Software, Inc.	11,882	4,512,071
	QUALCOMM, Inc.	511,799	79,983,948
	Sabre Corp.	58,513	630,770
	Seagate Technology P.L.C.	177,693	11,749,061
	Skyworks Solutions, Inc.	7,510	1,271,068
	Teradyne, Inc.	98,513	11,179,255
	Texas Instruments, Inc.	446,908	74,048,187
	Ubiquiti, Inc.	4,939	1,521,163
#	Visa, Inc., Class A	763,323	147,512,170
#*	VMware, Inc., Class A	889	122,549
	Western Digital Corp.	19,367	1,092,880
	Western Union Co. (The)	25,456	566,905
*	Zebra Technologies Corp., Class A	15,050	5,836,841
TOTAL INFORMATION TECHNOLOGY			1,594,285,763
MATERIALS — (2.0%)
	Avery Dennison Corp.	47,465	7,161,045
*	Axalta Coating Systems, Ltd.	59,171	1,597,025
*	Berry Global Group, Inc.	30,253	1,493,591
	Celanese Corp.	32,961	4,026,186
	Chemours Co. (The)	28,329	746,186
*	Crown Holdings, Inc.	79,981	7,210,287
	Eastman Chemical Co.	5,128	504,339
	Freeport-McMoRan, Inc.	13,317	358,360
	International Paper Co.	90,908	4,573,582
	LyondellBasell Industries NV, Class A	236,550	20,286,528
	NewMarket Corp.	319	125,109
	Packaging Corp. of America	24,100	3,240,486
	PPG Industries, Inc.	29,778	4,011,394
	RPM International, Inc.	23,545	1,941,756
	Scotts Miracle-Gro Co. (The)	34,052	7,539,453
	Sealed Air Corp.	11,977	506,268
	Sherwin-Williams Co. (The)	34,344	23,759,179
#	Southern Copper Corp.	2,568	170,541
	Steel Dynamics, Inc.	50,290	1,723,438
	WR Grace & Co.	1,617	93,818
TOTAL MATERIALS			91,068,571
UTILITIES — (0.1%)
	NRG Energy, Inc.	92,178	3,817,091
TOTAL COMMON STOCKS Cost ($3,655,974,869)			4,493,550,349

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (3.7%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	172,829,623	$172,829,623
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	385,679	4,462,691
TOTAL INVESTMENTS — (100.0%)
(Cost $3,833,266,738)^^			$4,670,842,663
As of January 31, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	173	03/19/21	$32,403,809	$32,049,980	$(353,829)
Total Futures Contracts			$32,403,809	$32,049,980	$(353,829)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$183,153,394	—	—	$183,153,394
Consumer Discretionary	782,430,172	—	—	782,430,172
Consumer Staples	497,004,886	—	—	497,004,886
Energy	23,926,731	—	—	23,926,731
Financials	117,385,477	—	—	117,385,477
Health Care	634,114,966	—	—	634,114,966
Industrials	566,363,298	—	—	566,363,298
Information Technology	1,594,285,763	—	—	1,594,285,763
Materials	91,068,571	—	—	91,068,571
Utilities	3,817,091	—	—	3,817,091
Temporary Cash Investments	172,829,623	—	—	172,829,623
Securities Lending Collateral	—	$4,462,691	—	4,462,691
Futures Contracts**	(353,829)	—	—	(353,829)
TOTAL	$4,666,026,143	$4,462,691	—	$4,670,488,834
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.1%)
	Ampol, Ltd.	29,470	$586,750
	Aristocrat Leisure, Ltd.	166,013	3,910,905
	Aurizon Holdings, Ltd.	38,508	108,619
	BHP Group, Ltd.	250,101	8,340,618
#	BHP Group, Ltd., Sponsored ADR	261,477	17,461,434
	Brambles, Ltd.	547,076	4,401,847
	Carsales.com, Ltd.	87,687	1,307,248
*	CIMIC Group, Ltd.	26,737	501,443
	Coca-Cola Amatil, Ltd.	166,667	1,659,018
	Cochlear, Ltd.	7,722	1,161,074
	Coles Group, Ltd.	305,213	4,225,148
	Computershare, Ltd.	101,038	1,102,803
	CSL, Ltd.	92,380	19,152,360
	Domino's Pizza Enterprises, Ltd.	22,247	1,555,736
	Evolution Mining, Ltd.	99,657	355,919
#*	Flight Centre Travel Group, Ltd.	5,805	61,911
	Fortescue Metals Group, Ltd.	438,876	7,229,046
	IDP Education, Ltd.	34,865	606,831
*	James Hardie Industries P.L.C.	159,118	4,447,478
	JB Hi-Fi, Ltd.	55,236	2,170,899
	Magellan Financial Group, Ltd.	55,768	2,026,206
	Medibank Pvt, Ltd.	467,567	1,038,604
	Northern Star Resources, Ltd.	135,254	1,308,889
*	Qantas Airways, Ltd.	264,656	905,542
	Ramsay Health Care, Ltd.	73,183	3,511,629
	REA Group, Ltd.	17,582	1,954,311
	Rio Tinto, Ltd.	93,332	7,811,792
	Telstra Corp., Ltd.	953,852	2,265,275
	Wesfarmers, Ltd.	128,656	5,340,424
	Woolworths Group, Ltd.	304,493	9,470,867
TOTAL AUSTRALIA			115,980,626
AUSTRIA — (0.1%)
	OMV AG	31,852	1,336,568
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	80,096	5,027,839
	Etablissements Franz Colruyt NV	13,999	863,549
	Proximus SADP	39,773	838,144
	Solvay SA	25,363	2,884,788
	UCB SA	25,330	2,622,978
	Umicore SA	51,735	2,930,244
TOTAL BELGIUM			15,167,542
CANADA — (8.0%)
	Agnico Eagle Mines, Ltd.	84,354	5,888,783
	Alimentation Couche-Tard, Inc., Class B	184,394	5,623,747
	B2Gold Corp.	358,424	1,771,448
	B2Gold Corp.	62,567	309,707
	Barrick Gold Corp.	730	16,304
*	Bausch Health Cos., Inc.	22,422	571,761
*	Bausch Health Cos., Inc.	63,212	1,612,987
#	BCE, Inc.	14,136	599,599
	BCE, Inc.	11,542	489,381

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CAE, Inc.	58	$1,310
	Canadian National Railway Co.	90,533	9,169,763
	Canadian National Railway Co.	52,046	5,265,494
	Canadian Natural Resources, Ltd.	457,803	10,342,857
	Canadian Natural Resources, Ltd.	32,540	734,753
	Canadian Pacific Railway, Ltd.	8,000	2,687,875
	Canadian Pacific Railway, Ltd.	13,232	4,448,863
	CCL Industries, Inc., Class B	56,629	2,598,181
*	CGI, Inc.	29,828	2,387,731
*	CGI, Inc.	52,394	4,199,715
	Constellation Software, Inc.	6,141	7,480,999
	Dollarama, Inc.	89,069	3,481,962
	Empire Co., Ltd., Class A	68,713	1,898,440
	FirstService Corp.	1,918	262,478
	FirstService Corp.	7,098	969,602
	George Weston, Ltd.	33,809	2,447,203
	IGM Financial, Inc.	2,808	74,419
	Kinross Gold Corp.	163,900	1,144,576
	Kinross Gold Corp.	389,721	2,720,253
	Kirkland Lake Gold, Ltd.	87,062	3,345,632
	Kirkland Lake Gold, Ltd.	8,515	327,146
	Loblaw Cos., Ltd.	78,593	3,795,204
	Magna International, Inc.	69,138	4,869,262
	Magna International, Inc.	50,730	3,563,782
	Metro, Inc.	87,772	3,794,359
	National Bank of Canada	138,986	7,811,475
#	Northland Power, Inc.	60,674	2,222,934
	Open Text Corp.	68,188	3,054,396
#	Open Text Corp.	20,437	915,373
	Parkland Corp.	3,511	105,351
	Quebecor, Inc., Class B	49,134	1,175,758
#	Restaurant Brands International, Inc.	31,950	1,842,918
	Restaurant Brands International, Inc.	8,928	515,146
	Ritchie Bros Auctioneers, Inc.	22,931	1,354,072
	Ritchie Bros Auctioneers, Inc.	5,201	306,391
	Rogers Communications, Inc., Class B	120,497	5,438,031
	Rogers Communications, Inc., Class B	26,095	1,176,363
	Royal Bank of Canada	166,650	13,488,387
	Royal Bank of Canada	34,564	2,795,191
	Saputo, Inc.	65,736	1,723,658
	Shaw Communications, Inc., Class B	158,804	2,724,661
	Shaw Communications, Inc., Class B	32,364	554,395
	Suncor Energy, Inc.	52,394	876,409
*	Topicus.com, Inc.	11,421	42,960
	Toromont Industries, Ltd.	26,193	1,758,285
	WSP Global, Inc.	27,767	2,586,158
TOTAL CANADA			151,363,888
CHINA — (0.0%)
	SITC International Holdings Co., Ltd.	116,000	265,918
DENMARK — (2.0%)
	Coloplast A.S., Class B	25,080	3,743,638
	Novo Nordisk A.S., Class B	474,019	33,024,044
	Pandora A.S.	13,476	1,296,746
TOTAL DENMARK			38,064,428

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.1%)
	Elisa Oyj	47,711	$2,840,562
	Kesko Oyj, Class A	53,439	1,298,902
	Kesko Oyj, Class B	121,719	3,160,630
	Kone Oyj, Class B	55,350	4,353,004
	Neste Oyj	78,976	5,563,114
	Orion Oyj, Class A	1,529	70,772
	Orion Oyj, Class B	20,461	938,781
	Stora Enso Oyj, Class R	38,201	693,258
	UPM-Kymmene Oyj	35,281	1,260,661
TOTAL FINLAND			20,179,684
FRANCE — (9.2%)
	Air Liquide SA	47,519	7,771,585
*	Airbus SE	97,976	9,852,231
	Arkema SA	21,419	2,370,218
	Bouygues SA	85,047	3,336,545
*	Bureau Veritas SA	82,576	2,166,773
	Capgemini SE	62,994	9,103,318
	Carrefour SA	234,680	3,979,576
	Cie Generale des Etablissements Michelin SCA	20,728	2,856,471
	Danone SA	29,506	1,962,107
*	Eiffage SA	34,919	3,169,514
*	Electricite de France SA	90,440	1,124,581
*	Eurofins Scientific SE	43,616	4,186,556
*	Faurecia SE	11,017	576,533
	Hermes International	4,970	5,071,072
	Iliad SA	4,741	876,764
	Ipsen SA	12,849	1,120,970
	Kering SA	15,012	9,852,871
	Legrand SA	92,541	8,503,304
	LVMH Moet Hennessy Louis Vuitton SE	59,150	35,761,795
	Orange SA	710,171	8,334,866
	Publicis Groupe SA	82,689	4,279,531
*	Safran SA	67,136	8,439,503
	Sartorius Stedim Biotech	5,109	2,137,522
	SEB SA	6,463	1,228,215
*	Sodexo SA	29,970	2,666,606
	STMicroelectronics NV	116,439	4,665,781
#	STMicroelectronics NV	20,514	819,534
	Teleperformance	21,583	7,059,410
	Thales SA	44,519	3,994,561
*	Ubisoft Entertainment SA	26,267	2,626,282
	Valeo SA	82,016	3,053,215
	Vinci SA	108,246	10,037,451
TOTAL FRANCE			172,985,261
GERMANY — (7.3%)
*	Adidas AG	32,418	10,279,060
	Bayer AG	150,609	9,115,284
	Bayerische Motoren Werke AG	74,076	6,271,929
#	Bechtle AG	9,822	2,081,308
	Brenntag AG	58,677	4,596,348
	Continental AG	24,331	3,405,220
	Covestro AG	9,255	628,709
	Daimler AG	24,616	1,728,882
	Deutsche Boerse AG	55,013	8,832,502
*	Deutsche Lufthansa AG	25,220	324,897
	Deutsche Post AG	218,448	10,790,250

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG	803,082	$14,280,851
	E.ON SE	886,740	9,380,408
*	Fielmann AG	6,893	598,077
	Fresenius Medical Care AG & Co. KGaA	82,718	6,691,790
#	Hapag-Lloyd AG	5,188	585,984
#*	HelloFresh SE	45,169	3,814,171
	Hochtief AG	3,093	287,585
	Infineon Technologies AG	230,358	9,228,961
	KION Group AG	30,434	2,627,676
	Knorr-Bremse AG	20,759	2,747,068
	MTU Aero Engines AG	15,253	3,539,209
	Nemetschek SE	17,051	1,200,426
*	Puma SE	27,584	2,699,185
	Rational AG	1,286	1,236,205
	SAP SE	91,993	11,672,806
	Siemens Healthineers AG	27,245	1,527,938
	Symrise AG	47,572	5,920,031
	Telefonica Deutschland Holding AG	359,694	985,720
*	Thyssenkrupp AG	16,824	195,065
TOTAL GERMANY			137,273,545
HONG KONG — (2.7%)
	AIA Group, Ltd.	634,400	7,648,800
	BOC Aviation, Ltd.	66,300	539,934
	Chow Tai Fook Jewellery Group, Ltd.	490,000	588,292
	Hang Seng Bank, Ltd.	134,900	2,432,836
	HKT Trust & HKT, Ltd.	1,754,000	2,308,574
	Hong Kong & China Gas Co., Ltd.	101,950	146,424
	Hong Kong Exchanges & Clearing, Ltd.	258,437	16,522,434
	Man Wah Holdings, Ltd.	508,000	1,120,422
	MGM China Holdings, Ltd.	211,600	318,875
	NagaCorp., Ltd.	388,000	440,516
*	Pacific Century Premium Developments, Ltd.	132,840	14,166
#	PCCW, Ltd.	1,114,270	619,652
*	Prada SpA	138,800	852,908
	Sands China, Ltd.	467,200	1,855,412
	Techtronic Industries Co., Ltd.	571,500	8,537,283
	Vitasoy International Holdings, Ltd.	128,000	557,066
	WH Group, Ltd.	4,577,500	3,709,395
*	Wynn Macau, Ltd.	350,800	555,797
	Xinyi Glass Holdings, Ltd.	698,000	1,688,445
TOTAL HONG KONG			50,457,231
IRELAND — (0.5%)
#	CRH P.L.C., Sponsored ADR	84,212	3,464,482
	Kerry Group P.L.C., Class A	3,844	521,658
*	Kingspan Group P.L.C.	38,555	2,617,323
	Smurfit Kappa Group P.L.C.	69,017	3,319,844
TOTAL IRELAND			9,923,307
ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	86,303
	Elbit Systems, Ltd.	1,780	245,675
#	Elbit Systems, Ltd.	5,528	748,878
	ICL Group, Ltd.	142,733	759,362
	Mizrahi Tefahot Bank, Ltd.	38,294	890,600
*	Nice, Ltd.	376	98,035
#*	Nice, Ltd., Sponsored ADR	7,616	1,989,908

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Shapir Engineering and Industry, Ltd.	32,095	$230,410
	Shufersal, Ltd.	40,979	340,817
	Strauss Group, Ltd.	8,253	235,300
*	Tower Semiconductor, Ltd.	13,260	370,882
*	Tower Semiconductor, Ltd.	14,140	401,377
TOTAL ISRAEL			6,397,547
ITALY — (1.6%)
*	Amplifon SpA	29,448	1,167,276
*	CNH Industrial NV	146,903	1,871,898
	DiaSorin SpA	5,809	1,270,337
	Enel SpA	1,102,240	10,932,002
	Ferrari NV	1,191	247,834
	Ferrari NV	18,243	3,797,828
*	FinecoBank Banca Fineco SpA	117,529	1,827,550
*	Moncler SpA	66,209	3,731,020
	Recordati Industria Chimica e Farmaceutica SpA	27,454	1,420,723
#	Snam SpA	787,939	4,131,722
TOTAL ITALY			30,398,190
JAPAN — (23.2%)
	Advantest Corp.	81,700	6,456,511
	Aeon Co., Ltd.	156,100	4,890,418
	Air Water, Inc.	67,200	1,086,440
	Ajinomoto Co., Inc.	178,200	4,213,744
#	Anritsu Corp.	56,800	1,399,476
	Asahi Group Holdings, Ltd.	41,500	1,675,451
	Asahi Intecc Co., Ltd.	64,000	2,101,272
	ASKUL Corp.	7,100	250,734
	Astellas Pharma, Inc.	156,700	2,543,560
	Bandai Namco Holdings, Inc.	40,200	3,427,897
	BayCurrent Consulting, Inc.	4,700	708,623
	Benefit One, Inc.	23,900	677,455
	Bridgestone Corp.	123,100	4,586,394
	Brother Industries, Ltd.	77,500	1,728,138
	Calbee, Inc.	11,300	334,179
	Capcom Co., Ltd.	30,000	1,882,181
#*	Change, Inc.	9,400	327,502
	Chugai Pharmaceutical Co., Ltd.	125,300	6,556,840
	Cosmos Pharmaceutical Corp.	7,600	1,158,759
	Create SD Holdings Co., Ltd.	9,400	305,040
	CyberAgent, Inc.	33,700	2,109,772
	Daifuku Co., Ltd.	20,600	2,351,027
	Daikin Industries, Ltd.	49,600	10,472,164
	Daio Paper Corp.	37,900	684,506
	Daito Trust Construction Co., Ltd.	29,900	3,115,996
	Daiwa House Industry Co., Ltd.	131,100	3,716,794
	Denka Co., Ltd.	12,300	468,439
	DIC Corp.	25,208	617,177
	DMG Mori Co., Ltd.	7,300	114,624
	Eisai Co., Ltd.	51,200	3,736,752
	Elecom Co., Ltd.	6,600	312,652
	Fancl Corp.	22,800	837,114
	Fast Retailing Co., Ltd.	11,000	9,454,742
	FP Corp.	13,800	552,225
	Fuji Kyuko Co., Ltd.	5,800	280,234
	Fuji Oil Holdings, Inc.	19,100	558,599
	Fujitsu, Ltd.	52,200	7,965,710

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuyo General Lease Co., Ltd.	400	$27,723
	GMO internet, Inc.	19,900	562,165
	GMO Payment Gateway, Inc.	13,300	1,894,839
	Goldwin, Inc.	4,100	247,120
*	GungHo Online Entertainment, Inc.	6,730	167,781
	Hakuhodo DY Holdings, Inc.	35,000	507,177
	Haseko Corp.	114,100	1,344,919
	Hikari Tsushin, Inc.	7,871	1,650,665
*	HIS Co., Ltd.	1,400	23,994
	Hitachi Capital Corp.	18,500	456,431
	Hitachi Transport System, Ltd.	18,100	531,970
	Hoya Corp.	82,900	10,607,376
	Hulic Co., Ltd.	121,300	1,371,421
	IHI Corp.	61,400	1,075,251
	Infocom Corp.	8,500	246,502
	Infomart Corp.	69,900	598,771
	Inpex Corp.	139,500	807,502
	Internet Initiative Japan, Inc.	21,600	442,706
	IR Japan Holdings, Ltd.	2,800	467,763
	Ito En, Ltd.	19,400	1,210,516
	Itochu Techno-Solutions Corp.	33,300	1,173,961
	Iwatani Corp.	20,500	1,264,453
	Izumi Co., Ltd.	11,700	420,468
*	Japan Airlines Co., Ltd.	1,800	32,130
	Japan Exchange Group, Inc.	181,100	4,227,867
	Japan Tobacco, Inc.	285,200	5,665,295
	Justsystems Corp.	9,900	719,328
	Kakaku.com, Inc.	40,300	1,167,188
	Kao Corp.	109,000	7,908,684
	Katitas Co., Ltd.	16,500	492,988
	KDDI Corp.	436,600	12,832,865
	Kirin Holdings Co., Ltd.	31,500	677,061
	Kobe Bussan Co., Ltd.	33,400	925,177
	Konami Holdings Corp.	13,600	833,429
	Kusuri no Aoki Holdings Co., Ltd.	4,400	360,266
	Lasertec Corp.	26,800	3,589,804
	Lawson, Inc.	22,000	1,068,490
	Life Corp.	6,900	217,300
	Lion Corp.	82,800	1,892,473
	Lixil Corp.	116,700	2,721,478
	M3, Inc.	79,600	6,700,305
#	Maruwa Unyu Kikan Co., Ltd.	14,400	306,846
	McDonald's Holdings Co. Japan, Ltd.	25,100	1,223,994
	MEIJI Holdings Co., Ltd.	56,500	3,856,687
	Menicon Co., Ltd.	9,500	571,742
	Minebea Mitsumi, Inc.	176,800	3,923,811
	Mitsubishi Chemical Holdings Corp.	134,200	917,918
#	Mitsubishi UFJ Lease & Finance Co., Ltd.	153,600	751,593
	Mitsui Chemicals, Inc.	24,600	704,905
	MonotaRO Co., Ltd.	36,700	1,838,982
	Morinaga & Co., Ltd.	11,300	449,555
	Morinaga Milk Industry Co., Ltd.	16,600	825,949
	Murata Manufacturing Co., Ltd.	112,700	10,824,612
	NEC Corp.	59,800	3,253,645
	NET One Systems Co., Ltd.	32,230	1,075,267
	Nichirei Corp.	49,300	1,428,469
	Nifco, Inc.	38,200	1,335,405
	Nihon M&A Center, Inc.	53,600	3,103,915
	Nihon Unisys, Ltd.	26,600	1,009,413

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nintendo Co., Ltd.	25,300	$14,563,571
	Nippon Express Co., Ltd.	15,000	1,019,123
	Nippon Sanso Holdings Corp.	62,800	1,210,603
	Nippon Yusen K.K.	61,013	1,405,354
	Nipro Corp.	40,100	472,850
	Nissan Chemical Corp.	50,100	2,853,645
	Nitori Holdings Co., Ltd.	17,500	3,473,102
	Noevir Holdings Co., Ltd.	1,600	70,384
	Nomura Research Institute, Ltd.	51,100	1,721,271
	NTT Data Corp.	144,900	2,080,927
	Olympus Corp.	206,800	3,739,104
	Open House Co., Ltd.	24,400	982,174
	Oracle Corp.	6,100	718,690
	Orient Corp.	8,000	9,100
	Otsuka Corp.	47,400	2,386,635
	Pan Pacific International Holdings Corp.	129,400	2,905,782
	Panasonic Corp.	588,700	7,642,640
*	Park24 Co., Ltd.	34,900	662,869
	Penta-Ocean Construction Co., Ltd.	123,000	1,007,765
*	PeptiDream, Inc.	29,300	1,710,530
	Persol Holdings Co., Ltd.	72,300	1,356,036
	Pigeon Corp.	37,900	1,705,308
#	Rakus Co., Ltd.	25,200	456,474
	Recruit Holdings Co., Ltd.	228,100	9,921,756
	Relo Group, Inc.	32,000	796,177
*	Renesas Electronics Corp.	309,300	3,529,558
	Rengo Co., Ltd.	59,300	493,211
*	RENOVA, Inc.	12,400	440,084
	Ryohin Keikaku Co., Ltd.	87,700	2,096,979
	Sankyu, Inc.	22,500	847,161
	Sanwa Holdings Corp.	92,100	1,050,001
	SCSK Corp.	21,200	1,179,096
	Seibu Holdings, Inc.	53,100	487,632
	Seiko Epson Corp.	55,600	947,140
	Sekisui Chemical Co., Ltd.	73,000	1,316,641
	Seria Co., Ltd.	14,500	504,905
	Seven & I Holdings Co., Ltd.	177,000	6,759,279
	Seven Bank, Ltd.	206,100	454,050
	SG Holdings Co., Ltd.	72,800	1,866,058
	Sharp Corp.	84,800	1,761,457
*	SHIFT, Inc.	1,900	233,402
	Ship Healthcare Holdings, Inc.	10,200	586,871
	Shiseido Co., Ltd.	26,300	1,707,382
	Showa Denko K.K.	45,100	1,075,982
*	Skylark Holdings Co., Ltd.	78,300	1,286,336
	SMS Co., Ltd.	24,200	897,956
	Softbank Corp.	627,600	8,244,441
	SoftBank Group Corp.	399,300	30,934,964
	Sony Corp.	323,400	30,953,459
	Square Enix Holdings Co., Ltd.	39,600	2,277,143
	SUMCO Corp.	116,500	2,456,758
	Sumitomo Forestry Co., Ltd.	30,500	590,660
	Sundrug Co., Ltd.	23,200	920,438
	Suntory Beverage & Food, Ltd.	9,700	338,843
	Sushiro Global Holdings, Ltd.	35,600	1,217,822
	Sysmex Corp.	29,000	3,383,207
	Systena Corp.	22,600	425,761
	Taiheiyo Cement Corp.	47,900	1,192,568
	Taisei Corp.	68,400	2,215,962

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co., Ltd.	52,900	$3,103,157
	TDK Corp.	33,300	5,384,339
	TechnoPro Holdings, Inc.	14,800	1,126,912
	Teijin, Ltd.	69,500	1,271,466
	Terumo Corp.	43,000	1,671,223
	TIS, Inc.	83,600	1,858,985
	Toei Animation Co., Ltd.	900	87,642
	Tokai Carbon Co., Ltd.	71,600	1,033,577
	Tokyo Century Corp.	18,600	1,509,854
	Tokyo Electron, Ltd.	33,400	12,700,446
	Toshiba TEC Corp.	7,300	271,255
	Toyo Tire Corp.	45,500	691,032
	Toyota Boshoku Corp.	21,900	354,085
*	Trend Micro, Inc.	55,400	3,048,936
	Tsuruha Holdings, Inc.	11,800	1,566,930
	Unicharm Corp.	26,900	1,206,450
	USS Co., Ltd.	76,400	1,504,439
	Welcia Holdings Co., Ltd.	36,300	1,229,789
#	Workman Co., Ltd.	5,600	461,825
	Yaoko Co., Ltd.	6,000	393,551
	Yokohama Rubber Co., Ltd. (The)	18,500	291,382
	Z Holdings Corp.	576,000	3,578,301
	Zenkoku Hosho Co., Ltd.	21,100	941,862
	Zensho Holdings Co., Ltd.	35,400	979,252
	ZOZO, Inc.	34,900	977,305
TOTAL JAPAN			436,984,523
NETHERLANDS — (4.2%)
*	Adyen NV	2,407	5,028,283
	ASML Holding NV	13,718	7,323,406
	ASML Holding NV	41,764	22,308,658
	Euronext NV	14,161	1,525,094
*	GrandVision NV	6,983	207,405
	Heineken NV	19,339	2,017,444
	Koninklijke Ahold Delhaize NV	441,808	12,681,889
	Koninklijke KPN NV	1,728,646	5,400,289
	Stellantis NV	367,144	5,575,579
	Stellantis NV	349,193	5,309,751
	Wolters Kluwer NV	134,420	11,168,986
TOTAL NETHERLANDS			78,546,784
NEW ZEALAND — (0.2%)
*	a2 Milk Co., Ltd. (The)	96,859	798,793
	Chorus, Ltd.	211,003	1,276,058
	Fisher & Paykel Healthcare Corp., Ltd.	6,222	154,204
	Spark New Zealand, Ltd.	695,474	2,387,806
TOTAL NEW ZEALAND			4,616,861
NORWAY — (0.7%)
	Aker BP ASA	47,410	1,177,524
	Equinor ASA	252,427	4,523,791
	Mowi ASA	53,981	1,195,732
	Salmar ASA	18,740	1,124,037
	Telenor ASA	135,087	2,228,448
	Tomra Systems ASA	28,438	1,301,508
	Yara International ASA	27,892	1,296,985
TOTAL NORWAY			12,848,025

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	62,931	$1,029,115
SINGAPORE — (0.8%)
	Dairy Farm International Holdings, Ltd.	73,200	315,040
	DBS Group Holdings, Ltd.	123,932	2,337,017
	Jardine Cycle & Carriage, Ltd.	29,200	472,161
	Olam International, Ltd.	96,000	114,606
*	SATS, Ltd.	122,000	352,176
	Sembcorp Industries, Ltd.	18,000	22,240
*	Singapore Airlines, Ltd.	339,750	1,047,993
	Singapore Exchange, Ltd.	221,600	1,646,272
	Singapore Technologies Engineering, Ltd.	422,000	1,176,573
	Singapore Telecommunications, Ltd.	1,443,000	2,556,340
	Singapore Telecommunications, Ltd.	104,400	185,962
	United Overseas Bank, Ltd.	172,900	3,037,820
	Venture Corp., Ltd.	85,200	1,266,241
	Wilmar International, Ltd.	345,800	1,368,656
TOTAL SINGAPORE			15,899,097
SPAIN — (2.1%)
	Acciona SA	5,668	849,470
	ACS Actividades de Construccion y Servicios SA	88,517	2,758,546
*	Aena SME SA	23,358	3,602,193
	Amadeus IT Group SA	58,631	3,743,192
	Cellnex Telecom SA	20,555	1,204,190
	Endesa SA	100,465	2,567,606
	Iberdrola SA	665,306	9,007,703
	Iberdrola SA	8,333	113,107
	Industria de Diseno Textil SA	196,125	5,816,712
	Naturgy Energy Group SA	109,412	2,826,643
	Telefonica SA	1,530,367	6,603,365
TOTAL SPAIN			39,092,727
SWEDEN — (3.1%)
	AddTech AB, Class B	73,320	971,991
	Atlas Copco AB, Class A	135,496	7,351,109
	Atlas Copco AB, Class B	80,017	3,746,398
	Avanza Bank Holding AB	37,955	1,034,226
	Axfood AB	21,921	526,820
	Beijer Ref AB	15,507	643,262
	Boliden AB	14,041	460,079
	Electrolux AB, Class B	110,462	2,698,676
	Elekta AB, Class B	141,382	2,031,452
	Epiroc AB, Class A	133,951	2,566,352
	Epiroc AB, Class B	80,900	1,388,590
	Essity AB, Class A	4,443	144,083
	Essity AB, Class B	117,134	3,741,356
	Evolution Gaming Group AB	32,600	3,172,402
#*	Hennes & Mauritz AB, Class B	185,072	3,956,722
*	Indutrade AB	95,244	1,951,978
	Lifco AB, Class B	5,193	476,711
*	Millicom International Cellular SA	31,094	1,160,483
*	Nordic Entertainment Group AB, Class B	4,004	209,015
	Sweco AB, Class B	79,887	1,331,015
*	Swedish Orphan Biovitrum AB	67,289	1,270,507
	Telefonaktiebolaget LM Ericsson, Class A	11,257	157,501
	Telefonaktiebolaget LM Ericsson, Class B	627,756	7,904,355
*	Volvo AB, Class A	54,955	1,359,235

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Volvo AB, Class B	308,414	$7,598,899
TOTAL SWEDEN			57,853,217
SWITZERLAND — (8.4%)
	EMS-Chemie Holding AG	2,152	2,029,765
	Geberit AG	13,431	8,220,668
	Givaudan SA	1,272	5,124,597
	Kuehne + Nagel International AG	24,938	5,674,789
	Logitech International SA	914	95,897
	Nestle SA	290,751	32,592,191
	Partners Group Holding AG	7,501	8,857,116
	Roche Holding AG	6,863	2,418,012
	Roche Holding AG	181,530	62,648,140
	Schindler Holding AG	6,755	1,776,951
	SGS SA	2,308	7,000,151
	Sika AG	36,778	10,007,725
*	Sonova Holding AG	5,049	1,218,016
	Straumann Holding AG	1,021	1,131,706
	Swisscom AG	13,349	7,265,574
	Temenos AG	21,808	2,753,738
TOTAL SWITZERLAND			158,815,036
UNITED KINGDOM — (13.0%)
	Admiral Group P.L.C.	75,135	2,961,134
	Anglo American P.L.C.	8,956	294,594
	Ashtead Group P.L.C.	220,183	11,050,292
#	AstraZeneca P.L.C., Sponsored ADR	371,113	18,778,318
	AstraZeneca P.L.C.	67,346	6,870,042
	Auto Trader Group P.L.C.	262,376	2,022,807
	B&M European Value Retail SA	409,500	2,993,233
	BAE Systems P.L.C.	1,308,390	8,255,576
	BHP Group P.L.C., ADR	83,966	4,586,223
	BHP Group P.L.C.	242,244	6,638,775
	BT Group P.L.C.	3,988,159	6,838,383
	Bunzl P.L.C.	104,395	3,351,046
*	Burberry Group P.L.C.	159,971	3,749,197
*	CNH Industrial NV	277,392	3,561,410
	Coca-Cola HBC AG	25,381	749,314
*	Compass Group P.L.C.	457,353	8,169,589
	Croda International P.L.C.	33,379	2,867,873
	Diageo P.L.C., Sponsored ADR	106,135	17,010,256
	Diageo P.L.C.	80,730	3,241,081
	Evraz P.L.C.	169,550	1,159,283
	Experian P.L.C.	193,875	6,776,437
	Ferguson P.L.C.	82,364	9,563,208
*	G4S P.L.C.	34,399	122,093
	Hargreaves Lansdown P.L.C.	87,622	2,041,441
	Hikma Pharmaceuticals P.L.C.	11,798	387,438
	HomeServe P.L.C.	46,197	658,572
*	Howden Joinery Group P.L.C.	217,040	1,990,021
	Imperial Brands P.L.C.	437,733	8,786,001
*	International Consolidated Airlines Group SA	50,486	98,102
	Intertek Group P.L.C.	58,789	4,427,588
*	ITV P.L.C.	1,450,639	2,097,024
*	JD Sports Fashion P.L.C.	193,753	1,972,310
	Mondi P.L.C.	89,693	2,112,262
*	Next P.L.C.	40,119	4,235,515
	Persimmon P.L.C.	29,930	1,041,816

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX P.L.C., Sponsored ADR	236,793	$5,877,202
	RELX P.L.C.	45,322	1,122,104
	RELX P.L.C.	28,850	720,678
*	Rentokil Initial P.L.C.	686,805	4,661,230
*	Rightmove P.L.C.	243,830	1,995,942
	Rio Tinto P.L.C.	8,041	610,048
#	Rio Tinto P.L.C., Sponsored ADR	251,488	19,218,713
	Spirax-Sarco Engineering P.L.C.	19,315	2,920,242
	SSE P.L.C.	474,042	9,602,631
	St James's Place P.L.C.	55,688	891,230
	Standard Life Aberdeen P.L.C.	29,615	121,915
	Unilever P.L.C., Sponsored ADR	507,275	29,594,423
	Unilever P.L.C.	48,760	2,840,522
	Unilever P.L.C.	62,170	3,613,881
TOTAL UNITED KINGDOM			245,249,015
UNITED STATES — (0.0%)
#	Ovintiv, Inc.	40,998	646,138
TOTAL COMMON STOCKS			1,801,374,273
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	12,457	812,992
	Sartorius AG	11,521	5,727,037
	Volkswagen AG	19,860	3,754,543
TOTAL GERMANY			10,294,572
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	82,396	40,597
TOTAL INVESTMENT SECURITIES (Cost $1,491,751,966)			1,811,709,442

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	6,475,923	74,932,900
TOTAL INVESTMENTS — (100.0%)
(Cost $1,566,677,906)^^			$1,886,642,342
As of January 31, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	03/19/21	$2,771,793	$2,778,900	$7,107
Total Futures Contracts			$2,771,793	$2,778,900	$7,107

International High Relative Profitability Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,461,434	$98,519,192	—	$115,980,626
Austria	—	1,336,568	—	1,336,568
Belgium	—	15,167,542	—	15,167,542
Canada	151,320,928	42,960	—	151,363,888
China	—	265,918	—	265,918
Denmark	—	38,064,428	—	38,064,428
Finland	—	20,179,684	—	20,179,684
France	819,534	172,165,727	—	172,985,261
Germany	—	137,273,545	—	137,273,545
Hong Kong	—	50,457,231	—	50,457,231
Ireland	3,464,482	6,458,825	—	9,923,307
Israel	3,109,668	3,287,879	—	6,397,547
Italy	3,797,828	26,600,362	—	30,398,190
Japan	—	436,984,523	—	436,984,523
Netherlands	33,193,988	45,352,796	—	78,546,784
New Zealand	—	4,616,861	—	4,616,861
Norway	—	12,848,025	—	12,848,025
Portugal	—	1,029,115	—	1,029,115
Singapore	—	15,899,097	—	15,899,097
Spain	113,107	38,979,620	—	39,092,727
Sweden	—	57,853,217	—	57,853,217
Switzerland	95,897	158,719,139	—	158,815,036
United Kingdom	98,679,016	146,569,999	—	245,249,015
United States	646,138	—	—	646,138
Preferred Stocks
Germany	—	10,294,572	—	10,294,572
Rights/Warrants
Spain	—	40,597	—	40,597
Securities Lending Collateral	—	74,932,900	—	74,932,900
Futures Contracts**	7,107	—	—	7,107
TOTAL	$312,709,127	$1,573,940,322	—	$1,886,649,449
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	892,336	$26,439,921
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	768,547	21,411,717
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	652,987	12,550,415
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	824,361	11,895,523
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	336,480	8,274,031
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	256,800	6,828,318
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	280,781	3,683,847
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	231,082	2,703,665
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	54,329	2,038,973
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	3,780	16,934
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,334,237)^^		$95,843,344
Summary of the Portfolio’s investments as of January 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$95,843,344	—	—	$95,843,344
TOTAL	$95,843,344	—	—	$95,843,344

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$100,000
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	588,377
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	395,145
City of Chaska (GO) Series B
5.000%, 02/01/21	385	385,000
5.000%, 02/01/23	180	196,909
City of Circle Pines (GO) Series B
3.000%, 02/01/21	215	215,000
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	133,704
City of Kasson (GO)
4.000%, 02/01/23	320	343,427
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	810,848
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	733,243
City of Marshall (GO) Series A
5.000%, 02/01/22	225	235,870
City of Minneapolis (GO)
3.000%, 12/01/27	3,000	3,294,420
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	431,127
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	822,101
City of Richfield (GO) Series A
3.000%, 02/01/24	255	275,760
City of Rochester (GO) Series A
5.000%, 02/01/22	195	204,522
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	474,723
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	$627,379
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	295,451
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	716,905
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	290,000
City of Waconia (GO) Series A
3.000%, 02/01/23	450	475,380
3.000%, 02/01/26	820	929,527
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	242,121
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	147,745
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	961,743
Cook County (GO) Series A
3.000%, 02/01/21	180	180,000
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,289,091
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	629,986
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,225,350
Hennepin County (GO) Series B
5.000%, 12/01/21	1,500	1,561,125
Houston County (GO) Series A
5.000%, 02/01/22	375	393,232
Itasca County (GO) Series A
5.000%, 02/01/23	865	944,623
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	510,000

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	$157,935
5.000%, 03/01/23	650	715,897
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,301,958
Metropolitan Council (GO) Series D
5.000%, 03/01/22	400	421,160
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	886,256
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,371,996
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	467,338
Minnesota State (GO) Series A
5.000%, 08/01/21	700	717,227
Minnesota State (GO) Series B
5.000%, 08/01/23	1,340	1,503,386
Minnesota State (GO) Series D
5.000%, 08/01/21	100	102,461
Minnesota State (GO) Series D
5.000%, 10/01/22	1,230	1,330,393
Minnesota State (GO) Series F
5.000%, 10/01/21	205	211,734
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	667,506
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	332,895
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	158,274
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	$267,294
3.000%, 02/01/24	255	275,681
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	806,326
Olmsted County (GO) Series A
5.000%, 02/01/24	675	771,316
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	350	350,000
5.000%, 02/01/22	100	104,780
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	300,000
Polk County (GO) Series A
5.000%, 02/01/22	200	209,642
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	514,400
5.000%, 02/01/22	210	220,231
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	765,000
Swift County (GO) Series A
3.000%, 02/01/23	215	226,595
Washington County (GO) Series A
5.000%, 02/01/21	310	310,000
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	359,688
Wright County (GO) Series A
5.000%, 12/01/21	515	535,770
TOTAL MUNICIPAL BONDS Cost ($36,526,012)		37,422,973
TOTAL INVESTMENTS — (100.0%)
(Cost $36,526,012)^^		$37,422,973

DFA MN Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$37,422,973	—	$37,422,973
TOTAL	—	$37,422,973	—	$37,422,973

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$278,146
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	307,449
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	112,193
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	500	516,120
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	1,320	1,362,557
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	130	131,247
2.000%, 08/01/22	60	61,696
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,569,972
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	277,765
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	902,534
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	154,286
Burbank Unified School District (GO)
5.000%, 08/01/24	565	655,004
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	357,073
California Health Facilities Financing Authority Series D
¤ 5.250%, 08/15/31	5,245	5,390,024
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	$130,385
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	2,000	2,102,820
California State (GO)
5.000%, 09/01/21	500	514,275
5.000%, 11/01/21	1,000	1,036,740
5.000%, 08/01/23	585	655,861
5.000%, 10/01/25	1,700	2,076,465
California State (GO)
5.000%, 08/01/26	4,920	6,181,783
4.000%, 11/01/26	1,735	2,097,962
3.500%, 08/01/27	2,835	3,396,500
5.000%, 08/01/27	4,200	5,435,388
5.000%, 11/01/27	200	260,630
5.000%, 08/01/28	730	969,301
California State (GO) Series B
5.000%, 09/01/26	2,015	2,538,275
California State (GO) (AMBAC)
5.000%, 02/01/27	625	797,219
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,816,820
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	917,902
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	1,777,711
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,007,649

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	$1,347,125
California State University (RB) Series
4.000%, 11/01/21	1,210	1,245,707
California State University (RB) Series A
5.000%, 11/01/21	250	259,245
5.000%, 11/01/23	375	425,340
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	212,653
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	391,046
City & County of San Francisco (GO) Series
5.000%, 06/15/21	1,195	1,216,761
5.000%, 06/15/22	200	213,436
5.000%, 06/15/24	800	929,664
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	254,553
City of Berkeley (RN)
1.750%, 07/27/21	1,500	1,512,540
City of Grover Beach (GO)
5.000%, 09/01/22	390	420,237
5.000%, 09/01/26	345	436,339
5.000%, 09/01/27	445	579,924
City of Los Angeles (RN)
4.000%, 06/24/21	3,200	3,250,080
City of Pacifica COP
5.000%, 01/01/24	250	285,327
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,235,759
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	321,951
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	731,585
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	270,024
5.000%, 11/01/26	150	189,914
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	339,382
5.000%, 09/01/22	1,000	1,077,030
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	$241,087
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	409,800
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	640,899
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	214,720
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,147,512
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	550,496
Desert Community College District (GO)
3.000%, 08/01/21	1,350	1,369,656
4.000%, 08/01/22	200	211,698
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	416,595
Dixie School District (GO)
5.000%, 08/01/21	500	512,250
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,425,000
El Monte Union High School District (GO)
5.000%, 06/01/24	250	287,540
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	466,708
Emery Unified School District (GO)
5.000%, 08/01/27	600	780,060
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	876,701
Fresno County (RN)
5.000%, 06/30/21	3,000	3,060,930

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	$1,115,340
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	513,775
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	204,900
Hartnell Community College District (GO) Series
4.000%, 08/01/21	170	173,320
Kern High School District (GO) Series E
4.000%, 08/01/24	200	225,892
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,284,419
Los Angeles Community College District Series B-1
5.000%, 08/01/21	4,000	4,098,240
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	386,496
5.000%, 06/01/26	530	664,053
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	1,020,310
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,710,976
5.000%, 07/01/24	600	699,612
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	691,381
Los Angeles County Schools (RN) Series A-
3.000%, 02/01/21	300	300,000
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	408,192
5.000%, 07/01/24	250	291,412
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	372,475
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water (RB) Series C
5.000%, 07/01/21	255	$260,222
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	420,435
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	502,012
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,293,290
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	500	510,180
5.000%, 07/01/24	425	494,292
5.000%, 07/01/26	1,085	1,357,064
5.000%, 07/01/27	480	618,317
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	225,428
Los Angeles Unified School District/CA Series D
5.000%, 07/01/21	1,350	1,377,486
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,087,313
Los Rios Community College District (GO) Series
4.000%, 08/01/21	1,945	1,982,986
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	313,482
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	481,022
5.000%, 12/01/26	265	336,881
5.000%, 12/01/27	385	503,761
Milpitas Unified School District (RN)
3.000%, 06/30/21	500	506,105
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	24,207
5.000%, 08/01/26	280	350,246
5.000%, 08/01/27	130	167,371
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	142,786

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	$1,190,827
5.000%, 11/01/23	750	846,697
5.000%, 11/01/24	425	498,750
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	256,088
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/21	140	140,556
5.000%, 03/01/22	110	115,832
New Haven Unified School District (GO)
5.000%, 08/01/26	150	188,375
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,058,490
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	320,832
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	140,762
Novato Sanitary District (RB)
5.000%, 02/01/22	340	356,670
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	211,760
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	438,800
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,292,558
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	1,800	1,858,464
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	238,996
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	163,920
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Otay Water District (RB)
5.000%, 09/01/22	740	$797,372
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	241,962
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	318,981
Palomar Community College District (GO)
5.000%, 05/01/23	200	221,736
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	657,358
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,252,110
Peralta Community College District (GO) Series
5.000%, 08/01/21	1,000	1,024,200
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	599,157
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	229,887
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	286,092
Reed Union School District (GO)
4.000%, 08/01/26	250	302,007
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	588,512
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	290,186
Riverside County (RN)
4.000%, 06/30/21	3,500	3,556,630
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	488,076
San Buenaventura Public Facilities Financing Authority (RB) Series
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,240,632

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Community College District (GO)
5.000%, 08/01/23	500	$560,700
5.000%, 08/01/26	1,660	2,087,782
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	1,000	1,024,660
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,682,475
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,087,646
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	680	693,872
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	600	641,526
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	1,500	1,524,450
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	250,028
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	620,777
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	703,639
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,526,689
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	320,025
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,337,830
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,082,239
4.000%, 06/15/22	1,500	1,580,250
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	784,862
5.000%, 06/15/26	880	1,100,722
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	280,103
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	315	$322,185
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	143,409
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	170	173,878
4.000%, 09/01/22	140	148,644
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	386,787
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	134,119
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	130,010
Santa Ana Community Redevelopment Agency Successor Agency
¤ 6.750%, 09/01/28 (Pre-refunded @ $100, 3/1/21)	250	251,353
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	501,412
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,387,584
Santa Monica-Malibu Unified School District
4.000%, 08/01/21	500	509,765
Santee School District (GO)
5.000%, 08/01/24	290	339,512
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	170,375
4.000%, 08/01/25	250	293,255
5.000%, 08/01/26	250	315,360
Sequoia Union High School District (RN)
1.500%, 06/30/21	1,200	1,207,044
Sierra Joint Community College District
4.000%, 08/01/21	500	509,765

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	110	$112,234
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	293,255
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	490	511,330
State of California
5.000%, 09/01/22	525	565,619
5.000%, 10/01/22	500	540,720
State of California Series
5.000%, 09/01/22	1,000	1,077,370
Sylvan Union School District (GO)
5.000%, 08/01/26	620	782,093
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	462,779
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	125,583
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AF
5.000%, 05/15/22	750	$797,017
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,702,923
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,109,180
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	175,514
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	286,350
TOTAL MUNICIPAL BONDS Cost ($160,295,498)		166,432,679
TOTAL INVESTMENTS — (100.0%)
(Cost $160,295,498)^^		$166,432,679

As of January 31, 2021, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	$32,240	$32,240
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	51,431	51,431
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	33,715	33,715
Bank of America Corp.	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	13,624	13,624
Bank of America Corp.	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	68,943	68,943
Bank of America Corp.	0.870%	Fixed	CPI	Maturity	USD	4,000,000	06/15/21	—	—	56,505	56,505
Bank of America Corp.	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	279,250	279,250
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	64,608	64,608
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	65,579	65,579
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	143,460	143,460
Citibank, N.A.	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	12,702	12,702
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	291,592	291,592
Citibank, N.A.	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	173,535	173,535
Total Appreciation										$1,287,184	$1,287,184
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(154,091)	(154,091)

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	$(83,768)	$(83,768)
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	(114,676)	(114,676)
Bank of America Corp.	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	(1,526)	(1,526)
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(61,463)	(61,463)
Citibank, N.A.	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(154,630)	(154,630)
Citibank, N.A.	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	(13,636)	(13,636)
Citibank, N.A.	2.260%	Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(196,088)	(196,088)
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(75,244)	(75,244)
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(88,645)	(88,645)
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(23,916)	(23,916)
Citibank, N.A.	1.676%	Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	(7,206)	(7,206)
Total (Depreciation)										$(974,889)	$(974,889)
Total Appreciation (Depreciation)										$312,295	$312,295
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$166,432,679	—	$166,432,679
Swap Agreements**	—	312,295	—	312,295
TOTAL	—	$166,744,974	—	$166,744,974
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.9%)
Federal Farm Credit Bank
	2.630%, 08/03/26		67	$74,582
	5.770%, 01/05/27		22	28,636
Federal Home Loan Bank
	4.750%, 03/10/23		170	186,497
	5.375%, 08/15/24		65	76,726
	4.375%, 03/13/26		70	83,797
Federal National Mortgage Association
	7.125%, 01/15/30		75	113,168
	0.875%, 08/05/30		13,200	12,824,503
	2.500%, 02/01/36		26,500	27,844,668
	3.000%, 02/01/51		103,200	108,545,438
	3.500%, 02/01/51		68,200	72,515,781
	4.000%, 02/01/51		23,200	24,877,015
Government National Mortgage Association
	3.500%, 02/01/51		4,500	4,762,265
TOTAL AGENCY OBLIGATIONS				251,933,076
BONDS — (89.0%)
AUSTRALIA — (5.0%)
BHP Billiton Finance USA, Ltd.
#	2.875%, 02/24/22		13	13,350
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,650,533
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		10	11,209
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	2,923,021
Ω	4.500%, 09/15/27		4,000	4,393,960
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	331,357
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	399,571
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	6,483,341
	2.000%, 03/08/33	AUD	8,000	6,366,149
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	3,169,261
Ω	1.750%, 07/20/34	AUD	34,000	25,859,029
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	6,037,327
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,400	1,946,452
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	24,000	$18,803,621
	Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	4,004,531
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	3,837,169
	2.250%, 11/20/34	AUD	52,500	42,243,716
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	12,147,232
Westpac Banking Corp.
	2.850%, 05/13/26		104	114,623
	2.700%, 08/19/26		23	25,306
	TOTAL AUSTRALIA			141,760,758
BELGIUM — (0.4%)
Anheuser-Busch InBev SA
	2.000%, 03/17/28	EUR	1,000	1,371,695
	2.250%, 05/24/29	GBP	600	895,338
	1.650%, 03/28/31	EUR	1,500	2,030,904
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,897,157
	4.900%, 01/23/31		2,925	3,682,080
	TOTAL BELGIUM			10,877,174
CANADA — (11.2%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	911,347
Ω	3.550%, 07/26/27		1,620	1,815,196
Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	855,015
	3.850%, 06/01/27		3,865	4,349,814
	Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	50,542
Cenovus Energy, Inc.
	3.000%, 08/15/22		3,000	3,071,310
	3.800%, 09/15/23		3,000	3,160,420
Enbridge, Inc.
	4.000%, 10/01/23		34	36,798
#	3.500%, 06/10/24		15	16,258
	Fairfax Financial Holdings, Ltd.
	4.850%, 04/17/28		1,000	1,121,305
Husky Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,368,164
#	4.400%, 04/15/29		3,038	3,405,960
	ITC Holdings Corp.
	3.650%, 06/15/24		113	123,149

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Nova Scotia, Province of Canada
	2.000%, 09/01/30	CAD	5,000	$4,106,041
Nutrien, Ltd.
	3.625%, 03/15/24		540	585,914
	3.000%, 04/01/25		40	43,109
Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	2,204,549
	2.050%, 06/01/30	CAD	19,000	15,553,627
	3.500%, 06/01/31	CAD	4,000	3,696,391
	3.900%, 12/01/33	CAD	49,600	47,823,127
Province of British Columbia Canada
#	6.500%, 01/15/26		93	118,258
	2.200%, 06/18/30	CAD	4,000	3,359,437
	5.400%, 06/18/35	CAD	27,000	30,797,842
	Province of Manitoba Canada
	2.050%, 06/02/30	CAD	18,000	14,799,343
Province of Ontario Canada
	1.350%, 12/02/30	CAD	3,000	2,318,381
	5.850%, 03/08/33	CAD	16,600	18,865,519
	5.600%, 06/02/35	CAD	44,000	50,737,892
Province of Quebec Canada
	1.900%, 09/01/30	CAD	23,200	18,972,565
	6.250%, 06/01/32	CAD	15,000	17,358,944
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	10,000	8,325,161
	6.400%, 09/05/31	CAD	23,000	26,342,217
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		22	24,542
	Suncor Energy, Inc.
	3.600%, 12/01/24		87	95,767
	Thomson Reuters Corp.
#	4.300%, 11/23/23		60	65,717
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	58	46,210
	Total Capital Canada, Ltd.
	2.125%, 09/18/29	EUR	10,400	14,814,733
	TransAlta Corp.
	4.500%, 11/15/22		1,000	1,041,250
TransCanada PipeLines, Ltd.
#	4.875%, 01/15/26		2,650	3,116,910
	4.625%, 03/01/34		4,200	5,047,889
	5.600%, 03/31/34		1,000	1,285,046
	Videotron Ltd.
Ω	5.375%, 06/15/24		930	1,020,675
	Videotron, Ltd.
	5.000%, 07/15/22		921	963,596
	TOTAL CANADA			315,815,930
DENMARK — (0.2%)
AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	5,860,891
FINLAND — (0.3%)
Nokia Oyj
#	4.375%, 06/12/27		7,250	7,961,914
			Face Amount^	Value†
			(000)

FRANCE — (3.6%)
BNP Paribas SA
	1.500%, 11/17/25	EUR	1,200	$1,549,044
BPCE S.A.
Ω	3.500%, 10/23/27		5,000	5,580,005
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,635,661
Electricite de France SA
Ω	3.625%, 10/13/25		40	44,763
	6.250%, 05/30/28	GBP	1,000	1,850,051
	5.875%, 07/18/31	GBP	3,200	6,220,657
	6.125%, 06/02/34	GBP	1,500	3,114,924
Orange SA
	8.125%, 11/20/28	GBP	1,964	4,104,879
	2.000%, 01/15/29	EUR	1,200	1,667,752
	3.250%, 01/15/32	GBP	600	977,340
Pernod Ricard SA
Ω	3.250%, 06/08/26		173	192,672
Sanofi
	1.375%, 03/21/30	EUR	9,200	12,532,594
SNCF Reseau
	1.875%, 03/30/34	EUR	3,000	4,429,228
	5.250%, 01/31/35	GBP	5,050	10,511,281
Societe Generale S.A.
Ω	3.000%, 01/22/30		1,400	1,479,514
Societe Generale SA
Ω	4.750%, 09/14/28		1,000	1,180,153
	2.125%, 09/27/28	EUR	2,000	2,712,458
Total Capital Internatioal SA
	1.491%, 09/04/30	EUR	800	1,095,189
Total Capital International SA
	3.750%, 04/10/24		112	123,607
	0.696%, 05/31/28	EUR	7,300	9,267,378
	1.375%, 10/04/29	EUR	3,200	4,319,693
	1.405%, 09/03/31	GBP	4,000	5,676,477
TOTAL CAPITAL INTL SA
	0.750%, 07/12/28	EUR	8,600	10,992,688
Total Capital S.A.
#	3.883%, 10/11/28		7,200	8,445,972
TOTAL FRANCE				100,703,980
GERMANY — (2.6%)
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	7,360,765
Bayer Capital Corp. B.V. Co.
	2.125%, 12/15/29	EUR	900	1,238,660
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	30,386
BMW Finance NV
	1.125%, 01/10/28	EUR	750	979,207
	1.500%, 02/06/29	EUR	2,600	3,499,082
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	210,652
Ω	3.300%, 04/06/27		58	64,673
	1.000%, 04/20/27	EUR	1,800	2,317,532
Daimler AG
	1.000%, 11/15/27	EUR	4,300	5,475,752
	2.000%, 02/27/31	EUR	1,000	1,389,803

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	1.125%, 08/08/34	EUR	1,900	$2,413,791
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	2,048,062
Deutsche Bank AG
	3.700%, 05/30/24		113	122,350
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	4,902,403
	1.375%, 07/05/34	EUR	3,000	4,040,683
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	656,046
	2.250%, 04/13/29	GBP	1,600	2,386,061
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	4,418,616
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,626,316
EMD Finance LLC
Ω	2.950%, 03/19/22		60	61,492
Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		5,700	5,748,989
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,023,000	10,896,078
T-Mobile USA, Inc.
#	4.000%, 04/15/22		800	820,284
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	7,148,641
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		3,243	3,340,517
TOTAL GERMANY				73,196,841
IRELAND — (0.3%)
Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		7,130	7,517,280
ITALY — (1.0%)
Enel Finance International NV
Ω	4.875%, 06/14/29		6,000	7,413,508
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,309,578
	1.125%, 09/19/28	EUR	1,700	2,203,646
Intesa Sanpaolo SpA
#Ω	3.875%, 07/14/27		1,500	1,655,045
	1.750%, 07/04/29	EUR	3,800	4,977,004
Ω	4.000%, 09/23/29		2,000	2,235,878
	2.500%, 01/15/30	GBP	3,850	5,558,719
		Face Amount^	Value†
		(000)

ITALY — (Continued)
Italy Buoni Poliennali Del Tesoro
1.250%, 12/01/26	EUR	2,100	$2,709,907
TOTAL ITALY			28,063,285
JAPAN — (2.0%)
American Honda Finance Corp.
2.300%, 09/09/26		130	139,513
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	7,665,508
1.500%, 03/20/34	JPY	550,000	6,136,298
1.200%, 09/20/35	JPY	550,000	5,958,031
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	40,105
# 3.195%, 07/18/29		2,551	2,831,783
Mizuho Financial Group, Inc.
3.170%, 09/11/27		1,100	1,232,719
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	10,936,856
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	888,588
StanCorp Financial Group, Inc.
5.000%, 08/15/22		37	39,260
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		434	491,608
3.944%, 07/19/28		700	811,166
3.040%, 07/16/29		9,750	10,685,896
2.750%, 01/15/30		790	848,732
2.130%, 07/08/30		1,000	1,022,705
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	58	46,213
Toyota Motor Corp.
3.669%, 07/20/28		2,615	3,051,105
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	78,237
3.050%, 01/11/28		500	558,545
# 3.650%, 01/08/29		2,000	2,320,895
TOTAL JAPAN			55,783,763
LUXEMBOURG — (0.6%)
ArcelorMittal SA
3.600%, 07/16/24		5,000	5,371,267
4.550%, 03/11/26		3,000	3,342,420
Telecom Italia Capital S.A.
6.375%, 11/15/33		1,500	1,851,037
6.000%, 09/30/34		6,000	7,181,250
TOTAL LUXEMBOURG			17,745,974

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (3.1%)
Ahold Finance USA LLC
	6.875%, 05/01/29		8	$10,959
Allianz Finance II BV
	1.500%, 01/15/30	EUR	2,900	3,994,157
	0.500%, 01/14/31	EUR	2,300	2,884,277
BNG Bank NV
	3.300%, 04/26/29	AUD	5,000	4,437,770
Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	86,060
Heineken NV
Ω	2.750%, 04/01/23		26	27,252
ING Groep NV
	3.950%, 03/29/27		1,100	1,260,242
	1.375%, 01/11/28	EUR	3,100	4,074,160
	4.050%, 04/09/29		300	352,407
Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	668,498
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,512,082
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,658,353
Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	4,500	3,989,638
Shell International Finance B.V.
	1.625%, 01/20/27	EUR	1,208	1,608,856
	0.125%, 11/08/27	EUR	5,000	6,102,261
	1.250%, 05/12/28	EUR	5,600	7,358,576
	0.750%, 08/15/28	EUR	2,000	2,540,496
	3.875%, 11/13/28		3,750	4,382,813
	2.375%, 11/07/29		14,282	15,060,843
	1.000%, 12/10/30	GBP	16,660	22,415,365
TOTAL NETHERLANDS				86,425,065
NEW ZEALAND — (0.4%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	13,500	12,058,368
NORWAY — (2.1%)
Aker BP ASA
Ω	2.875%, 01/15/26		4,000	4,126,251
Ω	3.750%, 01/15/30		4,000	4,242,956
Equinor ASA
	2.650%, 01/15/24		81	86,002
#	3.625%, 09/10/28		2,500	2,865,420
	6.125%, 11/27/28	GBP	1,250	2,373,569
	6.875%, 03/11/31	GBP	18,350	38,965,267
Kommunalbanken A.S.
	3.400%, 07/24/28	AUD	3,500	3,103,742
	1.125%, 06/14/30		2,500	2,467,900
TOTAL NORWAY				58,231,107
SINGAPORE — (0.4%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	14,000	12,334,206
		Face Amount^	Value†
		(000)

SPAIN — (0.6%)
Banco Santander SA
# 3.490%, 05/28/30		4,000	$4,423,228
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	232,324
4.400%, 07/13/27		2,000	2,293,870
Santander UK P.L.C.
4.000%, 03/13/24		103	113,564
3.875%, 10/15/29	GBP	1,478	2,497,453
Telefonica Emisiones SA
5.462%, 02/16/21		10	10,020
5.445%, 10/08/29	GBP	650	1,170,736
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	5,789,673
Telefonica Europe BV
8.250%, 09/15/30		500	757,198
TOTAL SPAIN			17,288,066
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
Asian Development Bank
2.350%, 06/21/27	JPY	2,720,000	30,206,184
EUROFIMA
3.350%, 05/21/29	AUD	8,000	7,077,836
European Investment Bank
1.900%, 01/26/26	JPY	568,700	5,986,692
2.150%, 01/18/27	JPY	1,489,600	16,181,986
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			59,452,698
SWEDEN — (0.2%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	110	134,486
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		4,323	4,498,946
TOTAL SWEDEN			4,633,432
SWITZERLAND — (0.5%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	46,451
Novartis Capital Corp.
2.200%, 08/14/30		4,700	4,989,353
Novartis Finance SA
1.375%, 08/14/30	EUR	4,000	5,448,723
UBS Group AG
1.250%, 09/01/26	EUR	1,800	2,310,616
TOTAL SWITZERLAND			12,795,143
UNITED KINGDOM — (5.3%)
AstraZeneca P.L.C.
3.375%, 11/16/25		304	338,652
1.250%, 05/12/28	EUR	1,200	1,575,131
4.000%, 01/17/29		1,000	1,177,060
5.750%, 11/13/31	GBP	450	916,824

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Barclays P.L.C.
	4.375%, 01/12/26		2,000	$2,281,040
	3.250%, 02/12/27	GBP	1,657	2,504,265
	3.250%, 01/17/33	GBP	6,500	10,184,055
BAT International Finance P.L.C.
	4.000%, 09/04/26	GBP	1,220	1,910,640
	1.250%, 03/13/27	EUR	1,000	1,263,815
	3.125%, 03/06/29	EUR	3,200	4,560,274
BP Capital Markets America, Inc.
	3.245%, 05/06/22		33	34,200
	3.017%, 01/16/27		127	139,553
BP Capital Markets P.L.C.
	3.535%, 11/04/24		15	16,563
	1.077%, 06/26/25	EUR	700	886,363
	1.594%, 07/03/28	EUR	1,233	1,638,471
	1.231%, 05/08/31	EUR	2,500	3,254,230
British Telecommunications P.L.C.
	1.500%, 06/23/27	EUR	2,500	3,269,545
	5.125%, 12/04/28		1,000	1,218,956
Ω	3.250%, 11/08/29		4,000	4,390,599
	3.125%, 11/21/31	GBP	1,500	2,330,597
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	1,000	1,689,036
	CNH Industrial Capital LLC
	4.375%, 04/05/22		406	423,191
CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	2,591,584
	1.625%, 07/03/29	EUR	2,550	3,289,749
	Coca-Cola European Partners P.L.C.
	1.750%, 05/26/28	EUR	1,400	1,885,363
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	1,000	1,330,172
	Fiat Chrysler Automobiles NV
	5.250%, 04/15/23		6,380	6,955,285
	GlaxoSmithKline Capital P.L.C.
	5.250%, 12/19/33	GBP	1,388	2,819,440
HSBC Holdings P.L.C.
	2.625%, 08/16/28	GBP	5,164	7,746,767
	4.950%, 03/31/30		2,000	2,462,375
	HSBC USA, Inc.
	3.500%, 06/23/24		147	160,622
	Janus Capital Group, Inc.
	4.875%, 08/01/25		106	121,668
Lloyds Banking Group P.L.C.
	4.450%, 05/08/25		300	341,975
	3.750%, 01/11/27		3,500	3,956,547
	1.500%, 09/12/27	EUR	2,100	2,767,616
	4.550%, 08/16/28		2,300	2,737,666
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		69	79,172
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,393,688
	Natwest Group P.L.C.
	4.800%, 04/05/26		3,000	3,496,618
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Prudential P.L.C.
	3.125%, 04/14/30		100	$111,344
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		5,720	5,677,100
	3.375%, 06/18/26	GBP	800	1,079,893
	TechnipFMC P.L.C.
	3.450%, 10/01/22		49	50,409
	Transport for London
	4.000%, 09/12/33	GBP	7,900	14,311,243
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	945,307
	United Kingdom Gilt
	0.625%, 07/31/35	GBP	17,100	23,307,603
Vodafone Group P.L.C.
	1.500%, 07/24/27	EUR	1,750	2,311,575
	4.200%, 12/13/27	AUD	1,800	1,584,039
	7.875%, 02/15/30		77	113,815
	1.625%, 11/24/30	EUR	2,500	3,393,479
	5.900%, 11/26/32	GBP	3,250	6,578,488
	TOTAL UNITED KINGDOM			150,603,662
UNITED STATES — (47.1%)
	3M Co.
	2.875%, 10/15/27		368	408,665
	Abbott Laboratories
	2.950%, 03/15/25		146	159,112
AbbVie, Inc.
	3.250%, 10/01/22		88	91,455
	2.900%, 11/06/22		33	34,427
	3.800%, 03/15/25		29	32,213
	4.250%, 11/14/28		2,400	2,842,200
	2.625%, 11/15/28	EUR	3,416	4,882,428
	2.125%, 06/01/29	EUR	1,500	2,076,468
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,052	1,188,077
	Adobe, Inc.
	3.250%, 02/01/25		22	24,143
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		7,100	8,108,568
AECOM
	5.875%, 10/15/24		1,500	1,668,750
	5.125%, 03/15/27		5,660	6,331,842
	Aetna, Inc.
	2.750%, 11/15/22		97	100,482
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		2,600	2,814,516
Aflac, Inc.
	3.250%, 03/17/25		129	142,176
	3.600%, 04/01/30		4,025	4,633,686
	Aircastle Ltd.
#	4.250%, 06/15/26		3,500	3,755,448
	Alabama Power Co.
	2.800%, 04/01/25		30	32,231
	Albemarle Corp.
	4.150%, 12/01/24		86	95,592

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Ally Financial Inc.
3.875%, 05/21/24		2,000	$2,182,419
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,294,986
5.125%, 09/30/24		2,000	2,292,737
8.000%, 11/01/31		2,000	2,903,910
Alphabet, Inc.
1.998%, 08/15/26		86	91,511
1.100%, 08/15/30		6,900	6,683,490
Altria Group, Inc.
4.750%, 05/05/21		2	2,023
2.200%, 06/15/27	EUR	4,700	6,220,112
4.800%, 02/14/29		3,250	3,861,591
3.400%, 05/06/30		400	439,226
Amazon.com, Inc.
1.500%, 06/03/30		8,300	8,272,394
American Express Credit Corp.
2.250%, 05/05/21		2	2,007
3.300%, 05/03/27		131	148,925
American International Group, Inc.
4.125%, 02/15/24		118	130,391
3.900%, 04/01/26		46	52,094
1.875%, 06/21/27	EUR	4,075	5,415,010
American Water Capital Corp.
3.850%, 03/01/24		25	27,334
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	47,073
2.875%, 09/15/26		65	71,765
AmerisourceBergen Corp.
3.400%, 05/15/24		433	469,521
2.800%, 05/15/30		6,900	7,438,728
Amgen, Inc.
3.625%, 05/22/24		75	81,995
3.125%, 05/01/25		37	40,515
2.600%, 08/19/26		28	30,397
4.000%, 09/13/29	GBP	1,836	3,122,986
2.300%, 02/25/31		2,413	2,512,631
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,499,690
Analog Devices, Inc.
3.900%, 12/15/25		35	39,777
3.500%, 12/05/26		23	26,003
Anthem, Inc.
3.125%, 05/15/22		25	25,875
3.500%, 08/15/24		58	63,500
3.650%, 12/01/27		4,424	5,092,154
4.101%, 03/01/28		700	818,266
2.250%, 05/15/30		1,550	1,596,291
Aon Corp.
4.500%, 12/15/28		960	1,154,250
3.750%, 05/02/29		5,000	5,765,088
# 2.800%, 05/15/30		2,550	2,745,526
Aon P.L.C.
4.000%, 11/27/23		47	51,205
3.500%, 06/14/24		107	116,417
2.875%, 05/14/26	EUR	1,400	1,934,616
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Apache Corp.
	4.375%, 10/15/28		400	$398,256
Apple, Inc.
	2.500%, 02/09/25		53	57,007
	2.450%, 08/04/26		200	216,624
	3.000%, 06/20/27		64	71,859
	3.000%, 11/13/27		81	91,090
	3.050%, 07/31/29	GBP	2,156	3,549,835
	2.200%, 09/11/29		1,800	1,903,678
	1.650%, 05/11/30		12,200	12,333,629
#	1.250%, 08/20/30		17,000	16,609,127
	0.500%, 11/15/31	EUR	2,000	2,524,678
	Applied Materials, Inc.
	3.300%, 04/01/27		59	66,830
	Archer-Daniels-Midland Co.
	2.500%, 08/11/26		58	62,443
Arconic, Inc.
	5.900%, 02/01/27		2,700	3,142,881
	6.750%, 01/15/28		700	854,126
Ares Capital Corp.
	4.200%, 06/10/24		6,000	6,499,513
	3.875%, 01/15/26		4,000	4,305,110
	Arizona Public Service Co.
	3.150%, 05/15/25		71	78,217
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,479,167
	Ashland LLC
	4.750%, 08/15/22		101	105,565
	Assurant, Inc.
	4.000%, 03/15/23		75	80,430
AT&T, Inc.
	1.800%, 09/05/26	EUR	800	1,051,940
	4.375%, 09/14/29	GBP	500	836,573
	2.600%, 12/17/29	EUR	1,463	2,083,285
	2.750%, 06/01/31		3,500	3,657,848
	3.550%, 12/17/32	EUR	1,500	2,346,234
Ω	2.550%, 12/01/33		746	743,791
Autodesk, Inc.
	4.375%, 06/15/25		35	39,645
	3.500%, 06/15/27		3,236	3,661,276
Automatic Data Processing, Inc.
	3.375%, 09/15/25		144	161,133
	1.250%, 09/01/30		5,500	5,333,327
AutoZone, Inc.
	2.875%, 01/15/23		140	146,342
	3.125%, 07/15/23		15	15,884
	3.250%, 04/15/25		72	78,614
	AvalonBay Communities, Inc.
#	3.200%, 01/15/28		1,100	1,220,509
	Avient Corp.
	5.250%, 03/15/23		1,170	1,246,050
	Avnet, Inc.
	4.625%, 04/15/26		65	73,519
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	2,242,061

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Ball Corp.
5.000%, 03/15/22		1,035	$1,080,747
5.250%, 07/01/25		500	567,702
4.875%, 03/15/26		4,000	4,488,800
2.875%, 08/15/30		2,000	1,990,600
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	8,598
Bank of America Corp.
3.300%, 01/11/23		52	55,005
4.000%, 04/01/24		72	79,560
7.000%, 07/31/28	GBP	1,500	2,954,127
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	134,506
3.000%, 02/24/25		330	359,885
2.800%, 05/04/26		64	69,938
BAT Capital Corp.
2.726%, 03/25/31		3,200	3,254,613
Baxter International, Inc.
# 2.600%, 08/15/26		49	53,212
1.300%, 05/15/29	EUR	1,300	1,705,218
Belo Corp.
# 7.250%, 09/15/27		1,000	1,172,500
Bemis Co., Inc.
4.500%, 10/15/21		7	7,130
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		3,000	2,985,974
Berkshire Hathaway, Inc.
3.400%, 01/31/22		37	38,174
0.440%, 09/13/29	JPY	1,920,000	17,674,794
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,926,851
Biogen, Inc.
# 2.250%, 05/01/30		3,000	3,086,418
Black Hills Corp.
4.350%, 05/01/33		655	789,172
BlackRock, Inc.
3.250%, 04/30/29		10,000	11,384,823
2.400%, 04/30/30		4,000	4,298,590
1.900%, 01/28/31		6,500	6,639,649
BMW US Capital LLC
# 3.300%, 04/06/27		500	557,528
Boeing Co. (The)
8.750%, 08/15/21		11	11,473
2.500%, 03/01/25		75	77,651
2.600%, 10/30/25		42	43,910
2.950%, 02/01/30		2,000	2,038,511
Booking Holdings, Inc.
3.600%, 06/01/26		108	121,413
1.800%, 03/03/27	EUR	800	1,061,634
3.550%, 03/15/28		2,300	2,611,831
4.625%, 04/13/30		5,182	6,292,508
Boston Properties LP
3.400%, 06/21/29		200	221,409
3.250%, 01/30/31		600	647,915
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	BP Capital Markets America Inc.
#	3.633%, 04/06/30		800	$910,241
	BP Capital Markets America, Inc.
	4.234%, 11/06/28		230	271,634
Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	80,962
	3.625%, 05/15/24		52	57,001
	3.450%, 11/15/27		600	689,268
	British Telecommunications PLC
	5.750%, 12/07/28	GBP	1,000	1,799,369
	Broadcom, Inc.
	4.300%, 11/15/32		2,700	3,118,597
Brown & Brown, Inc.
	4.200%, 09/15/24		54	60,461
	4.500%, 03/15/29		1,500	1,776,373
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	2,586,904
	2.600%, 07/07/28	GBP	1,100	1,686,497
Buckeye Partners L.P.
	4.150%, 07/01/23		22	22,575
	3.950%, 12/01/26		87	87,634
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	3,307,804
Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		50	54,525
	7.000%, 12/15/25		10	12,946
	CA, Inc.
	4.700%, 03/15/27		205	235,096
	Camden Property Trust
	2.800%, 05/15/30		6,188	6,726,100
Campbell Soup Co.
	3.300%, 03/19/25		47	51,409
	4.150%, 03/15/28		2,883	3,374,174
#	2.375%, 04/24/30		1,460	1,515,977
Capital One Financial Corp.
	4.750%, 07/15/21		23	23,462
	3.750%, 04/24/24		54	59,111
	3.750%, 03/09/27		1,800	2,051,970
	3.800%, 01/31/28		4,400	5,015,426
	1.650%, 06/12/29	EUR	2,800	3,646,865
Cardinal Health, Inc.
	3.200%, 06/15/22		45	46,672
	3.410%, 06/15/27		4,067	4,558,380
	Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	2,070,943
	Caterpillar, Inc.
	2.600%, 06/26/22		30	30,782
	CBS Corp.
#	5.500%, 05/15/33		400	508,981
	CF Industries Inc.
	5.150%, 03/15/34		4,000	4,920,000
	CF Industries, Inc.
	3.450%, 06/01/23		3,048	3,196,590

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Charles Schwab Corp
4.000%, 02/01/29		1,530	$1,802,817
3.250%, 05/22/29		750	847,212
Charles Schwab Corp. (The)
3.000%, 03/10/25		99	107,603
3.200%, 03/02/27		1,000	1,124,362
Chemours Co. (The)
# 5.375%, 05/15/27		1,600	1,722,000
Chevron Corp.
2.954%, 05/16/26		133	145,946
1.995%, 05/11/27		1,200	1,258,910
2.236%, 05/11/30		11,000	11,499,783
Chevron USA, Inc.
# 1.018%, 08/12/27		1,400	1,392,176
3.850%, 01/15/28		5,250	6,079,648
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,633,155
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	65,464
1.550%, 03/15/28	EUR	4,900	6,483,709
Cigna Corp.
3.500%, 06/15/24		97	105,680
3.400%, 03/01/27		174	195,778
4.375%, 10/15/28		3,750	4,458,306
CIT Group, Inc.
5.000%, 08/01/23		3,200	3,500,000
5.250%, 03/07/25		2,965	3,399,699
Citigroup Inc
1.500%, 10/26/28	EUR	1,900	2,503,321
Citigroup, Inc.
4.500%, 01/14/22		17	17,675
3.875%, 10/25/23		33	35,988
3.300%, 04/27/25		90	99,192
5.150%, 05/21/26	GBP	1,323	2,209,199
CME Group, Inc.
3.000%, 03/15/25		33	36,029
CMS Energy Corp.
3.600%, 11/15/25		37	41,221
3.000%, 05/15/26		58	63,647
CNA Financial Corp.
4.500%, 03/01/26		75	87,988
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,579,823
5.250%, 05/30/29		2,000	2,404,568
Coca-Cola Co. (The)
2.250%, 09/01/26		147	158,734
# 2.900%, 05/25/27		275	305,686
Colgate-Palmolive Co.
1.375%, 03/06/34	EUR	2,000	2,800,348
Comcast Corp.
3.375%, 08/15/25		49	54,397
3.150%, 03/01/26		102	112,862
4.250%, 01/15/33		3,150	3,855,314
Comerica, Inc.
4.000%, 02/01/29		3,500	4,061,135
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	ConocoPhillips Co.
	4.950%, 03/15/26		173	$206,357
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,103,622
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	16,459
	Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	3,386,958
	Corning, Inc.
	3.700%, 11/15/23		32	34,467
	Costco Wholesale Corp.
	1.600%, 04/20/30		3,325	3,344,229
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	87,749
Ω	3.500%, 08/15/27		800	900,762
	CSX Corp.
	4.250%, 06/01/21		9	9,029
CVS Health Corp.
	2.125%, 06/01/21		15	15,069
	3.375%, 08/12/24		174	189,473
	3.875%, 07/20/25		1,985	2,231,305
	3.250%, 08/15/29		1,000	1,108,893
	Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	4,385,659
	DCP Midstream Operating L.P.
	5.375%, 07/15/25		6,100	6,527,000
	Deere & Co.
	5.375%, 10/16/29		5	6,548
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	1,300	1,678,408
	Discover Bank
	4.650%, 09/13/28		2,600	3,084,247
Discovery Communications LLC
	3.900%, 11/15/24		63	69,817
	3.450%, 03/15/25		66	72,113
	1.900%, 03/19/27	EUR	5,700	7,455,670
	3.625%, 05/15/30		3,000	3,380,735
Dollar General Corp.
	3.250%, 04/15/23		79	83,378
	4.150%, 11/01/25		13	14,925
#	4.125%, 05/01/28		2,000	2,352,055
	Dollar Tree, Inc.
	4.200%, 05/15/28		3,600	4,225,991
	Dominion Energy, Inc.
	3.900%, 10/01/25		117	132,047
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	4,015,521
	Dow Chemical Co. (The)
	3.500%, 10/01/24		58	63,431
	DPL, Inc.
Ω	4.125%, 07/01/25		940	1,003,450
DTE Energy Co.
	3.850%, 12/01/23		11	11,897
	2.850%, 10/01/26		500	548,206

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Duke Energy Corp.
	3.050%, 08/15/22		131	$135,441
DXC Technology Co.
	4.450%, 09/18/22		37	39,026
	1.750%, 01/15/26	EUR	2,350	2,989,756
	4.750%, 04/15/27		3,075	3,534,657
	E*TRADE Financial Corp.
	4.500%, 06/20/28		3,297	3,914,522
Eastman Chemical Co.
	3.600%, 08/15/22		3	3,122
	3.800%, 03/15/25		51	56,568
	1.875%, 11/23/26	EUR	5,000	6,495,682
	Eaton Corp.
	4.000%, 11/02/32		500	599,754
	Eaton Vance Corp.
	3.500%, 04/06/27		517	577,676
eBay, Inc.
	2.600%, 07/15/22		31	31,826
	3.600%, 06/05/27		2,215	2,510,958
	Ecolab, Inc.
	2.700%, 11/01/26		52	57,077
	Edgewell Personal Care Co.
	4.700%, 05/24/22		1,185	1,229,437
	Edison International
	4.125%, 03/15/28		995	1,095,247
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30		1,000	1,044,021
	EMC Corp.
	3.375%, 06/01/23		1,255	1,304,058
	Emerson Electric Co.
	3.150%, 06/01/25		62	68,275
	Energy Transfer Operating L.P.
#	4.750%, 01/15/26		2,567	2,893,770
	Energy Transfer Operating LP
	3.750%, 05/15/30		5,000	5,251,695
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,936,985
Enterprise Products Operating LLC
	3.900%, 02/15/24		24	26,280
	3.700%, 02/15/26		62	69,787
EOG Resources, Inc.
	4.100%, 02/01/21		20	20,000
#	3.150%, 04/01/25		79	86,140
Equifax, Inc.
	3.250%, 06/01/26		900	988,414
	3.100%, 05/15/30		4,000	4,373,814
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	935,398
	Evergy, Inc.
	4.850%, 06/01/21		29	29,104
	Eversource Energy
	2.800%, 05/01/23		55	57,607
Exelon Corp.
	2.450%, 04/15/21		15	15,038
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.950%, 06/15/25		27	$30,357
Exelon Generation Co. LLC
	3.250%, 06/01/25		2,200	2,390,792
Expedia Group, Inc.
	3.800%, 02/15/28		4,426	4,718,259
	3.250%, 02/15/30		2,500	2,559,608
Exxon Mobil Corp.
	2.440%, 08/16/29		7,900	8,382,037
	3.482%, 03/19/30		1,000	1,133,906
FedEx Corp.
	2.625%, 08/01/22		51	52,673
	4.000%, 01/15/24		99	109,211
	3.200%, 02/01/25		44	48,104
	1.625%, 01/11/27	EUR	2,000	2,641,897
	3.400%, 02/15/28		1,000	1,118,766
	3.100%, 08/05/29		910	999,618
	4.900%, 01/15/34		1,300	1,651,678
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	9,320,560
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	3,174,320
	2.450%, 03/15/31		2,350	2,381,135
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	4,124,913
	3.360%, 05/21/31	GBP	3,143	5,054,917
FirstEnergy Corp.
	7.375%, 11/15/31		750	1,051,462
Fiserv, Inc.
	1.625%, 07/01/30	EUR	8,800	11,740,944
	3.000%, 07/01/31	GBP	2,000	3,125,023
Flex, Ltd.
	4.875%, 06/15/29		994	1,167,448
#	4.875%, 05/12/30		9,200	10,877,598
FLIR Systems, Inc.
#	2.500%, 08/01/30		2,000	2,096,277
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	4,200,460
Ford Motor Credit Co., LLC
	5.113%, 05/03/29		4,000	4,402,550
Fox Corp.
	4.709%, 01/25/29		79	94,761
GATX Corp.
	3.250%, 03/30/25		60	65,212
	3.250%, 09/15/26		32	35,397
	3.500%, 03/15/28		500	559,746
GE Capital Funding LLC
Ω	4.550%, 05/15/32		4,000	4,715,576
General Electric Co.
	0.375%, 05/17/22	EUR	135	164,734
	3.375%, 03/11/24		37	40,134
	0.875%, 05/17/25	EUR	500	622,921
	6.750%, 03/15/32		221	306,149
General Mills, Inc.
	3.150%, 12/15/21		9	9,158
#	3.200%, 02/10/27		1,007	1,127,817

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.500%, 04/27/27	EUR	2,000	$2,642,218
General Motors Co.
	6.125%, 10/01/25		2,000	2,409,125
	4.200%, 10/01/27		1,400	1,595,209
	6.800%, 10/01/27		1,035	1,330,361
General Motors Financial Co., Inc.
	5.250%, 03/01/26		178	209,437
	4.350%, 01/17/27		1,058	1,211,794
Georgia Power Co.
	3.250%, 03/30/27		154	169,441
Gilead Sciences, Inc.
	3.700%, 04/01/24		124	135,158
Glencore Funding LLC
Ω	2.500%, 09/01/30		11,110	11,216,514
Global Payments, Inc.
	4.800%, 04/01/26		69	81,150
GLP Capital L.P. / GLP Financing II, Inc.
	3.350%, 09/01/24		2,000	2,132,500
	5.300%, 01/15/29		5,000	5,855,765
Goldman Sachs Group Inc(The)
	4.250%, 01/29/26	GBP	2,300	3,662,494
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		26	26,631
	4.000%, 03/03/24		250	275,175
	3.750%, 05/22/25		87	96,871
	1.625%, 07/27/26	EUR	1,175	1,532,868
	2.000%, 03/22/28	EUR	2,000	2,707,592
	3.800%, 03/15/30		950	1,095,767
	6.125%, 02/15/33		2,484	3,501,206
Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	2,792,958
Graphic Packaging International LLC
	4.125%, 08/15/24		922	977,320
Ω	3.500%, 03/15/28		3,000	3,127,500
Graphic Packaging International, LLC
Ω	4.750%, 07/15/27		1,151	1,268,977
Halliburton Co.
	3.500%, 08/01/23		4	4,257
#	3.800%, 11/15/25		124	139,107
	2.920%, 03/01/30		500	517,053
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		7,800	8,443,500
Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	45,724
Hasbro, Inc.
	3.500%, 09/15/27		3,912	4,315,200
HCA, Inc.
	5.375%, 02/01/25		6,805	7,640,246
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	2,905,985
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Hess Corp.
4.300%, 04/01/27		7,000	$7,761,682
Honeywell International, Inc.
2.500%, 11/01/26		102	111,699
2.250%, 02/22/28	EUR	3,905	5,491,355
Howmet Aerospace, Inc.
5.125%, 10/01/24		2,000	2,200,220
6.875%, 05/01/25		1,000	1,165,000
HP, Inc.
3.400%, 06/17/30		3,000	3,266,166
Humana, Inc.
3.850%, 10/01/24		91	100,501
Huntington Bancshares, Inc.
3.150%, 03/14/21		12	12,012
2.300%, 01/14/22		18	18,311
Huntsman International LLC
4.500%, 05/01/29		5,550	6,390,228
Hyatt Hotels Corp.
# 3.375%, 07/15/23		1,756	1,841,586
4.375%, 09/15/28		5,300	5,845,289
Illinois Tool Works, Inc.
3.500%, 03/01/24		75	81,576
Intercontinental Exchange, Inc.
2.100%, 06/15/30		1,380	1,405,751
International Business Machines Corp.
3.625%, 02/12/24		112	122,814
3.300%, 01/27/27		306	342,345
1.750%, 03/07/28	EUR	1,000	1,355,928
3.500%, 05/15/29		800	910,225
International Paper Co.
3.800%, 01/15/26		5	5,671
Interpublic Group of Cos, Inc.
4.650%, 10/01/28		500	597,699
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		546	606,734
Jabil, Inc.
3.600%, 01/15/30		3,283	3,609,540
3.000%, 01/15/31		3,475	3,631,009
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	67,616
JM Smucker Co. (The)
3.500%, 03/15/25		58	64,288
Johnson & Johnson
2.450%, 03/01/26		38	41,185
2.900%, 01/15/28		1,300	1,449,269
1.300%, 09/01/30		3,000	2,959,306
JPMorgan Chase & Co.
3.625%, 05/13/24		142	156,280
3.900%, 07/15/25		129	145,268
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	4,506,545

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kellogg Co.
	3.250%, 04/01/26		661	$737,770
	7.450%, 04/01/31		61	92,076
	Kemper Corp.
#	2.400%, 09/30/30		4,400	4,451,568
	Kilroy Realty L.P.
	2.500%, 11/15/32		10,500	10,468,759
	Kimco Realty Corp.
	1.900%, 03/01/28		400	408,026
Kraft Heinz Foods Co.
	3.950%, 07/15/25		1,385	1,513,549
	2.250%, 05/25/28	EUR	200	261,132
	4.625%, 01/30/29		3,421	3,907,747
	3.750%, 04/01/30		2,000	2,146,880
	Kroger Co
	3.700%, 08/01/27		3,394	3,916,500
	Kroger Co. (The)
	7.500%, 04/01/31		90	131,108
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	48,945
	Lam Research Corp.
	4.000%, 03/15/29		3,200	3,796,459
	Lazard Group LLC
	4.500%, 09/19/28		1,800	2,135,235
Lear Corp.
	3.800%, 09/15/27		5,100	5,697,830
	4.250%, 05/15/29		1,000	1,141,424
Legg Mason, Inc.
	3.950%, 07/15/24		55	60,962
	4.750%, 03/15/26		23	27,163
	Leggett & Platt, Inc.
	4.400%, 03/15/29		9,326	10,846,317
Lennar Corp.
	4.500%, 04/30/24		1,000	1,100,750
	4.750%, 05/30/25		3,465	3,952,214
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	7,129,504
Ω	4.569%, 02/01/29		78	94,133
Lincoln National Corp.
	3.050%, 01/15/30		4,900	5,366,266
	3.400%, 01/15/31		127	144,252
	Lockheed Martin Corp.
	3.550%, 01/15/26		56	63,299
Loews Corp.
	2.625%, 05/15/23		44	46,001
	3.750%, 04/01/26		125	141,622
Lowe's Cos., Inc.
	3.120%, 04/15/22		3	3,080
	3.375%, 09/15/25		61	67,981
LYB International Finance II BV
	3.500%, 03/02/27		2,035	2,291,031
	1.625%, 09/17/31	EUR	6,500	8,778,399
	Marathon Oil Corp.
	3.850%, 06/01/25		1,840	1,984,692
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	104,571
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Markel Corp.
	3.350%, 09/17/29		4,300	$4,788,628
Marriott International, Inc.
	2.875%, 03/01/21		12	11,995
	3.750%, 03/15/25		1,500	1,612,994
	4.000%, 04/15/28		5,901	6,445,282
	Mars, Inc.
Ω	3.600%, 04/01/34		595	702,164
	Marsh & McLennan Cos. Inc.
	4.375%, 03/15/29		800	960,332
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	105,678
	1.349%, 09/21/26	EUR	6,000	7,759,418
	2.250%, 11/15/30		1,650	1,712,408
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	77,719
McDonald's Corp.
	1.500%, 11/28/29	EUR	1,000	1,345,334
	5.875%, 04/23/32	GBP	750	1,508,079
McKesson Corp.
	3.796%, 03/15/24		51	55,768
#	3.950%, 02/16/28		3,050	3,522,686
	3.125%, 02/17/29	GBP	4,420	6,756,351
	4.750%, 05/30/29		1,000	1,215,398
	Medtronic, Inc.
	3.500%, 03/15/25		7	7,803
Merck & Co., Inc.
	2.750%, 02/10/25		136	146,728
	3.400%, 03/07/29		1,200	1,373,966
	1.450%, 06/24/30		2,000	1,976,257
Meritage Homes Corp.
	7.000%, 04/01/22		272	288,320
	6.000%, 06/01/25		5,008	5,665,300
	Methanex Corp.
	5.250%, 12/15/29		1,000	1,046,875
MetLife, Inc.
	3.600%, 04/10/24		189	207,677
	6.500%, 12/15/32		281	418,647
MGM Resorts International
	7.750%, 03/15/22		1,100	1,167,375
	5.750%, 06/15/25		2,928	3,204,184
#	4.625%, 09/01/26		2,693	2,807,452
	Micron Technology, Inc.
	5.327%, 02/06/29		550	679,402
Molson Coors Beverage Co.
	3.500%, 05/01/22		33	34,240
	1.250%, 07/15/24	EUR	1,200	1,505,251
	3.000%, 07/15/26		687	752,712
	Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	3,310,193
Morgan Stanley
	3.875%, 04/29/24		140	154,531
	1.375%, 10/27/26	EUR	2,550	3,304,981
	1.875%, 04/27/27	EUR	1,856	2,484,179
	Mosaic Co. (The)
	4.050%, 11/15/27		5,000	5,664,374

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Motorola Solutions, Inc.
	4.600%, 02/23/28		500	$596,102
	4.600%, 05/23/29		4,260	5,060,092
MPLX L.P.
	4.125%, 03/01/27		2,876	3,281,082
	4.000%, 03/15/28		1,500	1,706,721
Mylan NV
	3.950%, 06/15/26		2,173	2,472,187
	3.125%, 11/22/28	EUR	3,400	4,889,680
Mylan, Inc.
	4.200%, 11/29/23		52	56,645
Nasdaq, Inc.
	4.250%, 06/01/24		33	36,550
	1.750%, 03/28/29	EUR	5,924	8,007,471
National Oilwell Varco, Inc.
	3.600%, 12/01/29		5,000	5,201,045
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		32	50,145
NetApp, Inc.
	3.250%, 12/15/22		13	13,520
Netflix, Inc.
	5.875%, 02/15/25		885	1,034,711
#	4.375%, 11/15/26		900	1,029,105
	4.875%, 04/15/28		3,040	3,558,533
	5.875%, 11/15/28		2,500	3,137,500
Ω	5.375%, 11/15/29		1,000	1,250,000
Newell Brands, Inc.
#	4.000%, 06/15/22		76	78,090
	4.875%, 06/01/25		6,500	7,156,240
NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		10	10,034
	3.550%, 05/01/27		1,184	1,348,448
NextEra Energy Operating Partners L.P.
Ω	3.875%, 10/15/26		2,980	3,190,909
#Ω	4.500%, 09/15/27		4,700	5,217,000
Nordstrom, Inc.
	4.000%, 10/15/21		11	11,141
#	4.000%, 03/15/27		1,500	1,495,785
Norfolk Southern Corp.
	2.900%, 06/15/26		526	577,827
Nucor Corp.
#	2.700%, 06/01/30		400	431,086
NuStar Logistics L.P.
	5.625%, 04/28/27		432	453,600
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	36,029
Ohio Power Co.
	5.375%, 10/01/21		27	27,906
Omnicom Group, Inc.
	4.200%, 06/01/30		900	1,064,490
ONEOK, Inc.
	4.000%, 07/13/27		77	85,511
	4.550%, 07/15/28		1,766	2,013,740
	4.350%, 03/15/29		3,073	3,454,024
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	6.350%, 01/15/31		2,000	$2,555,310
Oracle Corp.
	2.500%, 10/15/22		22	22,825
	3.250%, 11/15/27		5,956	6,714,932
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,504,779
	Owens Corning
	3.875%, 06/01/30		583	661,465
	Packaging Corp. of America
	4.500%, 11/01/23		45	49,456
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	77,695
	3.250%, 06/14/29		2,750	3,066,141
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		3,000	3,335,451
PepsiCo, Inc.
	2.750%, 03/05/22		33	33,904
	0.875%, 07/18/28	EUR	1,500	1,933,472
	PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	1,226,330
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,833,892
Pfizer, Inc.
#	3.450%, 03/15/29		9,000	10,349,307
	1.700%, 05/28/30		6,200	6,275,147
Philip Morris International, Inc.
	3.250%, 11/10/24		68	74,685
	2.875%, 05/14/29	EUR	2,650	3,909,506
	3.375%, 08/15/29		2,000	2,255,673
	2.100%, 05/01/30		6,400	6,542,017
	0.800%, 08/01/31	EUR	3,200	3,901,632
	Phillips 66
	4.300%, 04/01/22		30	31,326
Phillips 66 Partners L.P.
	3.550%, 10/01/26		752	820,339
	3.750%, 03/01/28		700	759,658
	3.150%, 12/15/29		2,000	2,073,335
Plains All American Pipeline L.P. / PAA Finance Corp.
	4.650%, 10/15/25		800	895,312
	3.800%, 09/15/30		5,000	5,288,294
PNC Financial Services Group, Inc. (The)
	3.300%, 03/08/22		9	9,277
#	3.150%, 05/19/27		1,000	1,122,257
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	2,336,707
	2.800%, 08/15/29		947	1,040,993
	2.550%, 06/15/30		6,000	6,411,362
Principal Financial Group, Inc.
	3.125%, 05/15/23		52	55,221
	3.100%, 11/15/26		53	58,768
	Procter & Gamble Co. (The)
	2.450%, 11/03/26		13	14,173

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Proctor + Gamble Co. Ltd.
	6.250%, 01/31/30	GBP	563	$1,134,487
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,669,060
	7.000%, 10/30/31		630	894,617
PSEG Power LLC
	4.300%, 11/15/23		68	74,285
Public Service Enterprise Group, Inc.
Ω	8.625%, 04/15/31		575	881,564
Puget Energy, Inc.
	6.000%, 09/01/21		92	94,875
PulteGroup, Inc.
	5.500%, 03/01/26		1,649	1,963,506
#	5.000%, 01/15/27		5,400	6,417,306
QUALCOMM, Inc.
	3.250%, 05/20/27		2,800	3,167,576
	1.650%, 05/20/32		1,848	1,820,584
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,418
	4.200%, 06/30/29		925	1,105,795
Radian Group, Inc.
	4.500%, 10/01/24		6,000	6,285,000
Raytheon Technologies Corp.
	2.250%, 07/01/30		800	831,623
Reinsurance Group of America, Inc.
	5.000%, 06/01/21		11	11,166
	4.700%, 09/15/23		45	49,598
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	72,579
Seagate HDD Cayman
Ω	4.125%, 01/15/31		2,000	2,095,100
Sealed Air Corp.
Ω	4.875%, 12/01/22		1,180	1,236,050
Ω	5.125%, 12/01/24		1,817	2,006,286
Ω	5.500%, 09/15/25		2,600	2,892,500
Ω	4.000%, 12/01/27		2,000	2,125,000
Sempra Energy
	4.050%, 12/01/23		49	53,432
	3.550%, 06/15/24		76	82,506
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	6,459,547
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		2,000	2,152,500
Sherwin-Williams Co. (The)
	2.950%, 08/15/29		4,670	5,097,585
Simon Property Group L.P.
	3.375%, 12/01/27		405	453,223
#	2.650%, 07/15/30		7,264	7,533,397
Sky Ltd.
	2.500%, 09/15/26	EUR	2,000	2,770,962
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,594,834
Southwest Airlines Co.
	4.750%, 05/04/23		5,500	5,959,921
	3.000%, 11/15/26		1,107	1,180,202
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Southwest Gas Corp.
	2.200%, 06/15/30		900	$939,647
Springleaf Finance Corp.
	6.875%, 03/15/25		3,500	4,005,312
	7.125%, 03/15/26		5,000	5,850,000
State Street Corp.
	3.300%, 12/16/24		163	180,414
	3.550%, 08/18/25		96	108,135
	Steel Dynamics, Inc.
	3.250%, 01/15/31		1,100	1,209,880
	Steelcase Inc.
	5.125%, 01/18/29		4,342	5,100,249
Stryker Corp.
	3.375%, 05/15/24		6	6,528
	3.375%, 11/01/25		109	121,363
	2.125%, 11/30/27	EUR	4,709	6,468,304
	Sysco Corp.
	3.300%, 07/15/26		2,523	2,793,142
	Tapestry, Inc.
	4.250%, 04/01/25		1,000	1,079,809
	Target Corp.
	2.500%, 04/15/26		52	56,696
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		5,000	5,637,500
	TC PipeLines L.P.
	3.900%, 05/25/27		2,000	2,264,586
TD Ameritrade Holding Corp.
	3.625%, 04/01/25		86	95,521
	2.750%, 10/01/29		2,000	2,178,795
	Textron, Inc.
	2.450%, 03/15/31		1,000	1,008,811
Thermo Fisher Scientific, Inc.
	1.450%, 03/16/27	EUR	1,000	1,309,269
	1.375%, 09/12/28	EUR	1,315	1,729,691
	TJX Cos., Inc. (The)
	3.750%, 04/15/27		1,400	1,614,463
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	2,068,092
	4.350%, 02/15/28		3,800	4,218,000
#	3.800%, 11/01/29		2,000	2,165,000
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		4,050	4,419,562
	Trimble, Inc.
	4.900%, 06/15/28		500	596,201
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,190	1,253,903
	TWDC Enterprises 18 Corp.
	3.150%, 09/17/25		75	82,850
	Twitter, Inc.
Ω	3.875%, 12/15/27		7,000	7,367,220
	Under Armour, Inc.
#	3.250%, 06/15/26		7,250	7,266,566
	Union Pacific Corp.
	3.250%, 01/15/25		111	120,756

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	$105,452
3.750%, 07/15/25		137	155,128
3.850%, 06/15/28		500	585,202
Unum Group
# 3.875%, 11/05/25		23	25,501
4.000%, 06/15/29		5,100	5,673,945
Valero Energy Corp.
3.400%, 09/15/26		1,046	1,135,797
VeriSign, Inc.
# 5.250%, 04/01/25		4,807	5,425,901
Verizon Communications, Inc.
3.376%, 02/15/25		26	28,611
2.625%, 08/15/26		24	26,114
1.375%, 10/27/26	EUR	1,500	1,954,276
4.329%, 09/21/28		200	238,034
1.375%, 11/02/28	EUR	2,000	2,641,679
4.016%, 12/03/29		183	214,588
2.625%, 12/01/31	EUR	2,500	3,697,382
VF Corp.
2.950%, 04/23/30		701	768,050
ViacomCBS, Inc.
3.875%, 04/01/24		57	62,186
2.900%, 01/15/27		3,269	3,561,848
7.875%, 07/30/30		2,013	2,976,737
4.950%, 01/15/31		1,200	1,482,686
4.200%, 05/19/32		2,000	2,369,463
Visa, Inc.
1.100%, 02/15/31		11,000	10,557,005
VMware, Inc.
4.650%, 05/15/27		1,000	1,160,194
3.900%, 08/21/27		5,021	5,635,204
4.700%, 05/15/30		2,000	2,364,375
WAL MART STORES, Inc.
5.250%, 09/28/35	GBP	6,172	13,217,022
Walgreens Boots Alliance, Inc.
# 3.450%, 06/01/26		3,035	3,367,855
2.125%, 11/20/26	EUR	2,700	3,534,457
# 3.200%, 04/15/30		730	795,022
Walmart, Inc.
3.250%, 07/08/29		1,300	1,488,290
4.875%, 09/21/29	EUR	1,166	2,001,400
2.375%, 09/24/29		4,000	4,323,514
5.750%, 12/19/30	GBP	3,919	7,895,965
5.625%, 03/27/34	GBP	3,175	6,809,288
Walt Disney Co
2.200%, 01/13/28		700	739,577
Walt Disney Co.
# 3.800%, 03/22/30		500	585,230
Walt Disney Co. (The)
3.700%, 09/15/24		168	185,366
2.650%, 01/13/31		1,000	1,079,488
Waste Management, Inc.
3.500%, 05/15/24		58	63,212
3.125%, 03/01/25		40	43,628
WEC Energy Group, Inc.
3.550%, 06/15/25		44	48,691
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Wells Fargo & Co.
	3.500%, 03/08/22		102	$105,574
	3.000%, 02/19/25		190	205,490
	3.000%, 04/22/26		32	34,950
	2.000%, 04/27/26	EUR	800	1,059,089
	2.975%, 05/19/26	CAD	3,000	2,534,733
	1.375%, 10/26/26	EUR	500	644,213
	1.000%, 02/02/27	EUR	800	1,011,341
	4.150%, 01/24/29		1,000	1,169,087
	2.500%, 05/02/29	GBP	750	1,118,012
Welltower, Inc.
	3.100%, 01/15/30		1,000	1,080,836
Western Digital Corp.
#	4.750%, 02/15/26		7,980	8,831,227
Western Power Distribution South West P.L.C.
	5.875%, 03/25/27	GBP	900	1,590,019
	2.375%, 05/16/29	GBP	1,300	1,952,813
Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	6,000	7,601,674
	3.375%, 06/15/30		1,100	1,202,528
WestRock MWV LLC
	8.200%, 01/15/30		180	255,276
Whirlpool Corp.
	4.700%, 06/01/22		22	23,212
	3.700%, 05/01/25		145	161,014
	4.750%, 02/26/29		1,000	1,209,271
Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,552,279
	1.100%, 11/09/27	EUR	500	643,624
Williams Cos., Inc. (The)
	7.875%, 09/01/21		498	519,385
	3.700%, 01/15/23		100	105,302
	4.000%, 09/15/25		136	152,593
	3.750%, 06/15/27		16	18,202
Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	40,347
WRKCo, Inc.
	4.200%, 06/01/32		2,600	3,095,804
	3.000%, 06/15/33		3,100	3,375,308
Xerox Corp.
	4.070%, 03/17/22		13	13,325
#	3.800%, 05/15/24		2,050	2,142,250
Xerox Holdings Corp.
Ω	5.000%, 08/15/25		5,000	5,243,900
Ω	5.500%, 08/15/28		1,000	1,038,400
Xilinx, Inc.
	3.000%, 03/15/21		11	11,036
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	3,264,766

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Zoetis, Inc.
3.000%, 09/12/27	62	$69,068
TOTAL UNITED STATES		1,328,290,577
TOTAL BONDS		2,507,400,114
TOTAL INVESTMENT SECURITIES (Cost $2,577,379,236)		2,759,333,190

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	5,038,173	$58,296,695
TOTAL INVESTMENTS — (100.0%)
(Cost $2,635,671,881)^^			$2,817,629,885

As of January 31, 2021, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	33,197,526	EUR	27,060,215	State Street Bank and Trust	02/01/21	$358,615
GBP	85,612,256	USD	114,034,326	State Street Bank and Trust	02/01/21	427,992
USD	87,083,976	EUR	70,912,807	Mellon Bank	02/08/21	1,016,833
USD	5,024,732	GBP	3,666,510	State Street Bank and Trust	02/10/21	890
USD	91,531,620	CAD	116,846,137	Citibank, N.A.	02/12/21	153,109
USD	80,856,230	EUR	66,370,192	State Street Bank and Trust	02/18/21	284,844
USD	91,597,094	CAD	116,106,077	State Street Bank and Trust	02/23/21	794,365
USD	69,771,570	AUD	90,298,542	State Street Bank and Trust	03/03/21	749,642
USD	4,799,384	AUD	6,250,321	Mellon Bank	03/23/21	21,225
USD	158,288,068	AUD	202,970,748	State Street Bank and Trust	03/23/21	1,127,207
USD	12,372,070	SGD	16,433,233	State Street Bank and Trust	03/30/21	1,730
USD	103,400,274	JPY	10,704,759,440	Citibank, N.A.	04/06/21	1,134,208
Total Appreciation						$6,070,660
USD	91,043,715	GBP	67,481,237	State Street Bank and Trust	02/01/21	$(1,415,715)
EUR	8,929,196	USD	10,923,008	State Street Bank and Trust	02/01/21	(86,986)
USD	12,474,849	SGD	16,688,613	State Street Bank and Trust	02/02/21	(88,094)
SGD	16,688,613	USD	12,564,740	State Street Bank and Trust	02/02/21	(1,797)
EUR	7,183,389	USD	8,737,314	State Street Bank and Trust	02/08/21	(18,808)
USD	9,777,611	GBP	7,181,763	Citibank, N.A.	02/10/21	(62,822)
USD	73,703,127	GBP	54,065,753	State Street Bank and Trust	02/10/21	(377,624)
USD	12,219,337	NZD	17,090,637	Citibank, N.A.	02/12/21	(61,854)
USD	98,551,586	GBP	72,367,339	Citibank, N.A.	02/16/21	(609,049)
USD	81,544,684	EUR	67,258,229	State Street Bank and Trust	02/16/21	(101,165)
USD	85,511,181	EUR	70,592,198	Citibank, N.A.	02/24/21	(196,887)
USD	82,385,944	EUR	67,890,260	State Street Bank and Trust	02/25/21	(43,432)
USD	2,413,564	CAD	3,091,470	State Street Bank and Trust	03/23/21	(4,310)
USD	114,147,304	EUR	85,653,643	State Street Bank and Trust	03/29/21	(431,201)
JPY	89,303,653	USD	861,316	State Street Bank and Trust	04/06/21	(8,170)
Total (Depreciation)						$(3,507,914)
Total Appreciation (Depreciation)						$2,562,746

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$141,760,758	—	$141,760,758
Belgium	—	10,877,174	—	10,877,174
Canada	—	315,815,930	—	315,815,930
Denmark	—	5,860,891	—	5,860,891
Finland	—	7,961,914	—	7,961,914
France	—	100,703,980	—	100,703,980
Germany	—	73,196,841	—	73,196,841
Ireland	—	7,517,280	—	7,517,280
Italy	—	28,063,285	—	28,063,285
Japan	—	55,783,763	—	55,783,763
Luxembourg	—	17,745,974	—	17,745,974
Netherlands	—	86,425,065	—	86,425,065
New Zealand	—	12,058,368	—	12,058,368
Norway	—	58,231,107	—	58,231,107
Singapore	—	12,334,206	—	12,334,206
Spain	—	17,288,066	—	17,288,066
Supranational Organization Obligations	—	59,452,698	—	59,452,698
Sweden	—	4,633,432	—	4,633,432
Switzerland	—	12,795,143	—	12,795,143
United Kingdom	—	150,603,662	—	150,603,662
United States	—	1,328,290,577	—	1,328,290,577
Agency Obligations	—	251,933,076	—	251,933,076
Securities Lending Collateral	—	58,296,695	—	58,296,695
Forward Currency Contracts**	—	2,562,746	—	2,562,746
TOTAL	—	$2,820,192,631	—	$2,820,192,631
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
BRAZIL — (3.7%)
	AES Tiete Energia SA	45,880	$141,210
*	Aliansce Sonae Shopping Centers SA	1,812	9,144
	Alliar Medicos A Frente SA	25,751	50,312
	Alupar Investimento SA	29,800	139,703
#	Ambev SA, ADR	353,199	985,425
	Arezzo Industria e Comercio SA	9,300	119,951
	Atacadao SA	46,993	163,532
*	Azul SA, ADR	5,630	123,578
*	B2W Cia Digital	12,100	182,051
	B3 SA - Brasil Bolsa Balcao	101,995	1,114,761
#	Banco Bradesco SA, ADR	198,848	902,770
	Banco Bradesco SA	118,618	469,147
	Banco BTG Pactual SA	55,660	966,934
	Banco do Brasil SA	93,200	576,772
	Banco Santander Brasil SA	45,800	328,638
	BB Seguridade Participacoes SA	94,554	478,006
	BK Brasil Operacao e Assessoria a Restaurantes SA	22,141	38,848
	BR Properties SA	27,600	45,400
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,500	49,474
*	Braskem SA, Sponsored ADR	4,311	38,239
	Camil Alimentos SA	17,242	33,372
	CCR SA	340,480	754,216
	Centrais Eletricas Brasileiras SA	8,500	44,571
	Cia Brasileira de Distribuicao	25,330	349,437
	Cia de Locacao das Americas	92,320	441,403
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	261,441
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	64,845
	Cia de Saneamento de Minas Gerais-COPASA	32,400	91,846
	Cia de Saneamento do Parana	29,100	115,945
	Cia de Saneamento do Parana	21,300	18,453
#	Cia Energetica de Minas Gerais, Sponsored ADR	6,351	16,068
	Cia Energetica de Minas Gerais	33,034	97,809
	Cia Hering	8,600	27,129
	Cia Paranaense de Energia	4,800	54,523
	Cia Siderurgica Nacional SA	45,000	250,027
	Cielo SA	336,050	252,434
	Construtora Tenda SA	13,760	73,108
*	Cosan Logistica SA	16,800	57,787
	Cosan SA	23,300	319,644
	CPFL Energia SA	33,941	192,986
	CSU Cardsystem SA	5,800	16,092
*	CVC Brasil Operadora e Agencia de Viagens SA	4,546	15,820
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	92,001	430,966
	Dimed SA Distribuidora da Medicamentos	6,708	26,322
	Direcional Engenharia SA	37,400	95,082
	Duratex SA	93,167	338,346
*	EcoRodovias Infraestrutura e Logistica SA	42,200	93,557
	EDP - Energias do Brasil SA	26,500	93,428
*	Embraer SA	119,894	192,614
*	Embraer SA, Sponsored ADR	24,490	157,226
	Energisa SA	45,433	408,958
	Engie Brasil Energia SA	2,200	17,274
	Equatorial Energia SA	146,500	602,986
	Even Construtora e Incorporadora SA	31,680	65,660
	Ez Tec Empreendimentos e Participacoes SA	8,365	56,078

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Fleury SA	63,700	$305,728
	Fras-Le SA	2,000	3,816
*	Gafisa SA	139,442	115,450
	Grendene SA	23,621	33,285
	Guararapes Confeccoes SA	21,065	57,558
	Hapvida Participacoes e Investimentos SA	94,500	296,554
*	Helbor Empreendimentos SA	23,500	43,423
	Hypera SA	48,400	285,637
	Industrias Romi SA	3,966	11,511
	Instituto Hermes Pardini SA	12,500	49,325
*	International Meal Co. Alimentacao SA, Class A	60,698	39,050
	Iochpe-Maxion SA	17,400	44,491
	IRB Brasil Resseguros SA	147,133	193,617
	Itau Unibanco Holding SA	25,850	121,988
	JHSF Participacoes SA	13,696	18,073
	JSL SA	1,648	2,879
	Kepler Weber SA	5,300	35,996
	Klabin SA	296,109	1,520,756
*	Light SA	42,177	158,489
	Localiza Rent a Car SA	165,145	1,928,110
	LOG Commercial Properties e Participacoes SA	3,500	21,430
	Lojas Americanas SA	30,462	105,059
	Lojas Renner SA	290,009	2,198,098
	M Dias Branco SA	2,932	16,151
	Magazine Luiza SA	197,172	910,651
	Mahle-Metal Leve SA	5,200	17,953
	Marcopolo SA	16,000	7,925
*	Marisa Lojas SA	45,570	52,138
*	Mills Estruturas e Servicos de Engenharia SA	53,000	55,699
	Movida Participacoes SA	18,811	64,911
	MRV Engenharia e Participacoes SA	86,147	299,154
*	Natura & Co. Holding SA	69,632	624,364
	Notre Dame Intermedica Participacoes S.A.	88,772	1,533,237
	Odontoprev SA	88,452	229,076
*	Omega Geracao SA	11,061	81,410
	Porto Seguro SA	31,400	276,502
	Portobello SA	10,300	14,985
	Positivo Tecnologia SA	48,052	39,784
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	6,667
	Qualicorp Consultoria e Corretora de Seguros SA	90,831	516,459
	Raia Drogasil SA	169,000	769,726
*	Rumo SA	24,369	90,414
	Sao Carlos Empreendimentos e Participacoes SA	1,400	9,754
	Ser Educacional SA	5,000	13,443
	SIMPAR SA	4,700	30,409
	SLC Agricola SA	2,324	14,709
	Smiles Fidelidade SA	21,083	82,731
	Sul America SA	99,548	726,132
*	Suzano SA	89,394	1,013,799
*	Tecnisa SA	7,520	11,889
	Tegma Gestao Logistica SA	9,500	43,842
	Telefonica Brasil SA	9,700	80,133
#	Telefonica Brasil SA	21,716	179,374
#	TIM SA, ADR	2,608	31,400
	TIM SA	148,454	360,865
	TOTVS SA	51,900	269,394
	Transmissora Alianca de Energia Eletrica SA	59,500	348,970
	Ultrapar Participacoes SA	152,008	605,098
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	246,327

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Unipar Carbocloro SA	1,200	$11,576
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	21,401
*	Vulcabras Azaleia SA	45,400	67,792
	WEG SA	51,600	790,212
	Wiz Solucoes e Corretagem de Seguros SA	26,400	37,008
	YDUQS Participacoes SA	34,300	210,324
TOTAL BRAZIL			31,455,459
CHILE — (0.5%)
	Aguas Andinas SA, Class A	533,628	161,964
	Banco de Chile	150,217	15,306
#	Banco de Chile, ADR	13,015	267,194
	Banco de Credito e Inversiones SA	2,468	103,446
	Banco Santander Chile, ADR	12,363	249,609
	Besalco SA	118,298	67,648
	Camanchaca SA	228,863	20,091
	CAP SA	12,222	155,489
	Cencosud SA	62,480	108,398
	Cia Cervecerias Unidas SA	7,276	59,611
	Cia Cervecerias Unidas SA, Sponsored ADR	9,637	158,529
	Embotelladora Andina SA, ADR, Class B	4,723	73,395
	Empresa Nacional de Telecomunicaciones SA	27,407	167,869
	Empresas CMPC SA	106,285	284,205
	Empresas Lipigas SA	1,142	7,302
	Empresas Tricot SA	2,361	1,459
	Enel Americas SA	3,197,717	480,916
	Enel Americas SA	80,485	12,104
	Enel Chile SA, ADR	9,400	34,592
*	Enel Chile SA	668,786	48,458
	Falabella SA	24,381	83,442
	Forus SA	13,163	25,795
	Grupo Security SA	259,362	52,867
	Hortifrut SA	16,125	20,598
	Instituto de Diagnostico SA	1,346	2,692
	Inversiones Aguas Metropolitanas SA	132,025	104,198
	Inversiones La Construccion SA	7,731	57,365
	Itau CorpBanca Chile SA	14,100,197	47,982
	Itau CorpBanca Chile SA, ADR	2,300	11,592
	Multiexport Foods SA	65,867	23,936
	Parque Arauco SA	72,757	106,589
	PAZ Corp. SA	11,604	10,180
	Plaza SA	26,687	39,910
	Ripley Corp. SA	192,297	57,032
	Salfacorp SA	85,864	53,933
	Sigdo Koppers SA	27,836	33,043
	SMU SA	442,189	63,213
	Sociedad Matriz SAAM SA	603,599	46,819
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,071	462,077
	Socovesa SA	15,493	4,588
	SONDA SA	176,889	102,250
	Vina Concha y Toro SA	36,331	58,308
TOTAL CHILE			3,945,994
CHINA — (38.2%)
*	21Vianet Group, Inc., ADR	18,910	713,474
	360 Security Technology, Inc., Class A	22,800	57,222
	361 Degrees International, Ltd.	174,000	28,715

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	3SBio, Inc.	181,000	$168,258
*	51job, Inc., ADR	8,734	575,221
	Accelink Technologies Co Ltd, Class A	5,100	20,342
	Addsino Co., Ltd., Class A	12,300	47,116
	AECC Aero-Engine Control Co., Ltd., Class A	9,100	29,490
	AECC Aviation Power Co., Ltd., Class A	6,300	57,970
	Aerospace CH UAV Co., Ltd.	9,200	36,186
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	7,900	11,239
	Agile Group Holdings, Ltd.	376,000	467,204
	Agricultural Bank of China, Ltd., Class H	4,415,000	1,591,965
	Aier Eye Hospital Group Co., Ltd., Class A	13,580	165,059
	Aisino Corp., Class A	19,300	34,112
	Ajisen China Holdings, Ltd.	95,000	14,646
#	Ak Medical Holdings, Ltd.	102,000	182,929
	AKM Industrial Co., Ltd.	100,000	13,013
*	Alibaba Group Holding Ltd.	135,800	4,309,545
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	20,256,649
*	Alibaba Health Information Technology, Ltd.	224,000	698,337
*	Alibaba Pictures Group, Ltd.	640,000	80,633
	A-Living Smart City Services Co., Ltd., Class H	158,750	689,468
*	Alpha Group, Class A	18,000	15,246
	Amoy Diagnostics Co., Ltd., Class A	1,200	13,810
	Angang Steel Co., Ltd., Class H	181,800	71,226
	Angel Yeast Co., Ltd., Class A	7,100	57,667
	Anhui Anke Biotechnology Group Co., Ltd., Class A	18,500	40,228
	Anhui Construction Engineering Group Co., Ltd., Class A	22,400	12,438
	Anhui Expressway Co., Ltd., Class H	88,000	55,397
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	13,100	12,544
	Anhui Jinhe Industrial Co., Ltd., Class A	7,900	54,049
	Anhui Korrun Co., Ltd., Class A	6,000	20,302
	Anhui Kouzi Distillery Co., Ltd., Class A	3,900	38,475
	Anhui Sun-Create Electronics Co., Ltd., Class A	1,600	11,491
	Anhui Xinhua Media Co., Ltd., Class A	14,100	10,367
	Anhui Yingjia Distillery Co., Ltd., Class A	8,500	47,407
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	10,100	15,473
	ANTA Sports Products, Ltd.	129,000	2,124,441
*	Anton Oilfield Services Group	1,062,000	64,658
	Aoshikang Technology Co., Ltd., Class A	1,200	10,014
	Apeloa Pharmaceutical Co., Ltd., Class A	19,000	66,033
	APT Satellite Holdings, Ltd.	62,000	17,867
*	Ascletis Pharma, Inc.	19,000	6,840
#	AsiaInfo Technologies, Ltd.	20,000	29,901
	Asymchem Laboratories Tianjin Co., Ltd., Class A	1,000	45,298
	Ausnutria Dairy Corp., Ltd.	181,000	294,099
	Autobio Diagnostics Co., Ltd., Class A	3,000	61,290
	Avary Holding Shenzhen Co., Ltd., Class A	5,300	32,839
	Avic Capital Co., Ltd., Class A	55,300	35,082
	AVIC Electromechanical Systems Co., Ltd., Class A	7,500	13,198
	Avic Heavy Machinery Co., Ltd., Class A	10,200	30,466
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	2,400	25,729
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	11,515	55,331
	AviChina Industry & Technology Co., Ltd., Class H	542,000	405,219
	AVICOPTER P.L.C., Class A	5,500	47,567
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,000	29,605
	BAIC Motor Corp., Ltd., Class H	236,000	82,998
*	Baidu, Inc., Sponsored ADR	34,480	8,103,490
	BAIOO Family Interactive, Ltd.	372,000	83,672
	Bank of Beijing Co., Ltd., Class A	51,100	37,362
	Bank of Changsha Co., Ltd., Class A	19,400	30,006

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Chengdu Co., Ltd., Class A	26,200	$42,150
	Bank of China, Ltd., Class H	9,874,000	3,342,190
	Bank of Chongqing Co., Ltd., Class H	13,500	8,541
#	Bank of Communications Co., Ltd., Class H	1,085,000	586,693
	Bank of Guiyang Co., Ltd., Class A	15,536	18,773
	Bank of Hangzhou Co., Ltd., Class A	36,000	81,739
	Bank of Jiangsu Co., Ltd., Class A	42,380	36,144
	Bank of Nanjing Co., Ltd., Class A	55,422	68,496
	Bank of Ningbo Co., Ltd., Class A	18,100	107,560
	Bank of Shanghai Co., Ltd., Class A	70,000	87,675
	Bank of Tianjin Co Ltd., Class H	23,000	9,263
	Bank of Zhengzhou Co., Ltd., Class H	39,600	10,092
	Baoshan Iron & Steel Co., Ltd., Class A	58,500	59,274
	Baosheng Science and Technology Innovation Co., Ltd., Class A	15,900	10,038
*	Baoye Group Co., Ltd., Class H	66,000	31,055
#*	Baozun, Inc., Sponsored ADR	20,002	819,882
	Beibuwan Port Co., Ltd., Class A	12,900	17,730
*	BeiGene, Ltd., ADR	4,035	1,291,200
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	16,700	32,986
*	Beijing BDStar Navigation Co., Ltd., Class A	2,500	17,439
	Beijing Capital Co., Ltd., Class A	58,370	25,431
	Beijing Capital Development Co., Ltd., Class A	32,400	28,442
	Beijing Capital International Airport Co., Ltd., Class H	446,000	342,814
	Beijing Capital Land, Ltd., Class H	482,999	85,937
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	30,000	80,858
	Beijing Dabeinong Technology Group Co., Ltd., Class A	22,857	32,719
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,221	55,921
	Beijing Enterprises Holdings, Ltd.	125,500	410,236
	Beijing Enterprises Water Group, Ltd.	1,248,000	506,793
	Beijing Forever Technology Co., Ltd., Class A	11,900	17,516
#*	Beijing Gas Blue Sky Holdings, Ltd.	1,800,000	26,931
	Beijing Global Safety Technology Co., Ltd., Class A	4,000	16,429
*	Beijing Jetsen Technology Co., Ltd., Class A	71,900	33,354
	Beijing Kunlun Tech Co., Ltd., Class A	20,700	76,521
	Beijing New Building Materials P.L.C., Class A	21,700	171,181
	Beijing North Star Co., Ltd., Class H	198,000	36,118
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	46,300	28,368
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	19,400	28,330
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	11,450	85,615
	Beijing Originwater Technology Co., Ltd., Class A	35,200	39,288
	Beijing Shiji Information Technology Co., Ltd., Class A	9,600	49,508
	Beijing Shuzhi Technology Co., Ltd., Class A	25,300	9,871
	Beijing Sinnet Technology Co., Ltd., Class A	23,900	60,483
	Beijing SL Pharmaceutical Co., Ltd., Class A	19,200	25,226
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	11,900	8,586
	Beijing SuperMap Software Co., Ltd., Class A	7,000	17,460
	Beijing Thunisoft Corp., Ltd., Class A	9,600	29,045
	Beijing Tiantan Biological Products Corp., Ltd., Class A	10,300	61,259
	Beijing Tongrentang Co., Ltd., Class A	4,800	17,517
*	Beijing Ultrapower Software Co., Ltd., Class A	8,001	5,399
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	38,000	9,537
	Beijing Yanjing Brewery Co., Ltd., Class A	39,700	40,258
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	7,300	10,685
*	Berry Genomics Co., Ltd., Class A	2,800	14,130
	Bestsun Energy Co., Ltd., Class A	28,200	22,847
	Bestway Global Holding, Inc.	17,000	4,702
	Betta Pharmaceuticals Co., Ltd., Class A	1,600	31,824

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Better Life Commercial Chain Share Co., Ltd., Class A	5,600	$6,638
	BGI Genomics Co., Ltd., Class A	3,200	68,657
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,276	23,176
	Blue Sail Medical Co., Ltd., Class A	14,000	52,593
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	66,200	65,535
	BOE Technology Group Co., Ltd., Class A	308,900	294,048
*	Bohai Leasing Co., Ltd., Class A	149,500	54,253
	Bosideng International Holdings, Ltd.	670,000	296,252
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	6,800	29,093
*	Boyaa Interactive International, Ltd.	40,000	3,404
	Bright Dairy & Food Co., Ltd., Class A	17,700	50,679
	Brilliance China Automotive Holdings, Ltd.	716,000	559,783
	B-Soft Co., Ltd., Class A	9,900	19,370
	BYD Co., Ltd., Class H	62,000	1,872,624
#	BYD Electronic International Co., Ltd.	183,000	1,260,349
	By-health Co., Ltd., Class A	11,400	39,094
	C C Land Holdings, Ltd.	321,000	74,796
	C&D International Investment Group, Ltd.	86,000	137,243
*	C&D Property Management Group Co., Ltd.	86,000	30,060
	C&S Paper Co., Ltd., Class A	19,740	71,468
*	CA Cultural Technology Group, Ltd.	51,000	15,464
	Cabbeen Fashion, Ltd.	59,000	21,337
	Caitong Securities Co., Ltd., Class A	26,300	44,403
	Camel Group Co., Ltd., Class A	16,600	22,738
	Canny Elevator Co., Ltd., Class A	12,500	18,668
	Canvest Environmental Protection Group Co., Ltd.	79,000	32,393
*	Capital Environment Holdings, Ltd.	698,000	12,429
*	CAR, Inc.	142,000	72,869
*	CCOOP Group Co., Ltd., Class A	35,900	14,012
	CECEP Solar Energy Co., Ltd., Class A	22,700	21,786
	CECEP Wind-Power Corp., Class A	48,100	26,218
	Central China Real Estate, Ltd.	227,000	94,506
	Centre Testing International Group Co Ltd, Class A	2,700	12,291
	CGN Nuclear Technology Development Co., Ltd., Class A	22,300	34,577
	CGN Power Co., Ltd., Class H	970,000	208,640
	Chacha Food Co., Ltd., Class A	8,300	79,838
	Changchun High & New Technology Industry Group, Inc., Class A	2,000	140,454
	Changjiang Securities Co., Ltd., Class A	42,200	50,342
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,100	23,720
	Chanjet Information Technology Co., Ltd., Class H	17,400	51,385
	Chaowei Power Holdings, Ltd.	107,000	45,378
	Chaozhou Three-Circle Group Co., Ltd., Class A	10,900	65,616
	Cheetah Mobile, Inc., ADR	4,396	9,320
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,200	19,061
	Chengdu Hongqi Chain Co., Ltd., Class A	25,300	22,851
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	9,200	17,680
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,100	25,755
	Chengdu Xingrong Environment Co., Ltd., Class A	25,100	17,600
	China Aerospace International Holdings, Ltd.	476,000	41,003
	China Aerospace Times Electronics Co., Ltd., Class A	36,900	37,931
	China Aircraft Leasing Group Holdings, Ltd.	104,000	86,665
	China Aoyuan Group, Ltd.	280,000	246,338
	China Avionics Systems Co., Ltd., Class A	5,700	16,120
	China Baoan Group Co., Ltd., Class A	36,100	38,190
	China Bester Group Telecom Co., Ltd., Class A	4,900	8,885
	China Beststudy Education Group	56,000	19,464
	China BlueChemical, Ltd., Class H	498,000	99,920
	China Building Material Test & Certification Group Co., Ltd., Class A	6,700	22,678
	China CAMC Engineering Co., Ltd., Class A	19,900	19,880

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China CITIC Bank Corp., Ltd., Class H	1,153,000	$510,756
	China Communications Services Corp., Ltd., Class H	666,000	297,201
	China Conch Venture Holdings, Ltd.	271,500	1,290,913
	China Construction Bank Corp., Class H	10,935,000	8,282,371
*	China CSSC Holdings, Ltd., Class A	6,600	16,293
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	148,338
	China Development Bank Financial Leasing Co., Ltd., Class H	178,000	24,928
*	China Dili Group	137,400	43,903
	China Distance Education Holdings, Ltd., ADR	8,400	80,640
	China Dongxiang Group Co., Ltd.	754,000	74,724
	China Electronics Huada Technology Co., Ltd.	122,000	13,172
	China Electronics Optics Valley Union Holding Co., Ltd.	776,000	41,533
#	China Energy Engineering Corp., Ltd., Class H	168,000	16,215
	China Everbright Bank Co., Ltd., Class H	652,000	267,813
#	China Everbright Greentech, Ltd.	57,000	24,420
	China Everbright, Ltd.	262,000	336,633
#	China Evergrande Group	519,000	995,401
	China Express Airlines Co., Ltd., Class A	7,100	15,440
	China Film Co., Ltd., Class A	20,400	39,005
	China Foods, Ltd.	204,000	84,307
	China Fortune Land Development Co., Ltd., Class A	58,320	85,303
	China Galaxy Securities Co., Ltd., Class H	316,500	189,281
	China Gas Holdings, Ltd.	515,200	1,813,231
	China Gezhouba Group Co., Ltd., Class A	21,500	21,528
*	China Grand Automotive Services Group Co., Ltd., Class A	48,065	18,389
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	144,000	116,479
	China Great Wall Securities Co., Ltd., Class A	15,000	27,164
	China Greatwall Technology Group Co., Ltd., Class A	18,000	48,044
	China Harmony Auto Holding, Ltd.	205,500	90,509
	China High Speed Railway Technology Co., Ltd., Class A	45,900	17,582
	China High Speed Transmission Equipment Group Co., Ltd.	81,000	76,226
	China Huarong Asset Management Co., Ltd., Class H	2,499,000	289,079
*	China Index Holdings, Ltd., ADR	1,308	2,722
*	China International Capital Corp., Ltd., Class H	198,800	518,310
	China International Marine Containers Group Co., Ltd., Class H	115,660	186,260
	China Isotope & Radiation Corp.	6,200	17,978
	China Jinmao Holdings Group, Ltd.	1,218,000	476,724
	China Jushi Co., Ltd., Class A	44,800	155,591
	China Lesso Group Holdings, Ltd.	165,000	273,730
	China Life Insurance Co., Ltd., Class H	518,000	1,100,111
	China Lilang, Ltd.	110,000	74,062
#*	China Literature, Ltd.	50,000	474,475
#*	China Logistics Property Holdings Co., Ltd.	77,000	44,101
	China Machinery Engineering Corp., Class H	264,000	119,558
#*	China Maple Leaf Educational Systems, Ltd.	166,000	40,162
*	China Medical & HealthCare Group, Ltd.	950,000	12,723
	China Medical System Holdings, Ltd.	519,000	743,595
	China Meheco Co., Ltd., Class A	10,800	22,594
	China Meidong Auto Holdings, Ltd.	94,000	316,118
	China Mengniu Dairy Co., Ltd.	489,000	2,908,059
	China Merchants Bank Co., Ltd., Class H	333,500	2,553,899
	China Merchants Land, Ltd.	318,000	45,738
	China Merchants Port Holdings Co., Ltd.	354,000	492,785
	China Merchants Securities Co., Ltd., Class H	49,140	75,624
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	29,400	53,619
	China Minsheng Banking Corp., Ltd., Class H	864,000	494,011
#*	China Modern Dairy Holdings, Ltd.	625,000	201,437
	China Molybdenum Co., Ltd., Class H	741,000	465,840
	China National Accord Medicines Corp., Ltd., Class A	5,800	34,374

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp., Ltd., Class A	12,300	$75,279
	China National Nuclear Power Co., Ltd., Class A	231,800	184,356
	China National Software & Service Co., Ltd., Class A	2,600	25,080
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	31,100	22,170
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	22,700	62,303
#	China Oilfield Services, Ltd., Class H	512,000	563,695
	China Overseas Grand Oceans Group, Ltd.	331,000	168,310
	China Overseas Land & Investment, Ltd.	846,500	1,922,885
	China Pacific Insurance Group Co., Ltd., Class H	592,800	2,441,604
	China Publishing & Media Co., Ltd., Class A	22,400	21,027
	China Railway Group, Ltd., Class H	800,000	363,155
	China Railway Hi-tech Industry Co., Ltd., Class A	27,400	36,206
	China Railway Signal & Communication Corp., Ltd., Class H	262,000	101,563
*	China Rare Earth Holdings, Ltd.	256,000	19,782
	China Renaissance Holdings, Ltd.	16,700	52,445
	China Resources Beer Holdings Co., Ltd.	54,000	476,108
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	21,500	37,335
	China Resources Gas Group, Ltd.	246,000	1,225,354
	China Resources Land, Ltd.	532,000	2,105,201
	China Resources Medical Holdings Co., Ltd.	203,500	200,146
	China Resources Pharmaceutical Group, Ltd.	452,000	237,360
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	8,000	30,678
	China Sanjiang Fine Chemicals Co., Ltd.	215,000	74,424
	China SCE Group Holdings, Ltd.	497,000	186,819
	China Science Publishing & Media, Ltd., Class A	7,400	10,462
*	China Shengmu Organic Milk, Ltd.	820,000	81,356
	China Shineway Pharmaceutical Group, Ltd.	71,000	50,195
*	China Silver Group, Ltd.	336,000	35,828
	China South City Holdings, Ltd.	878,000	94,746
	China South Publishing & Media Group Co., Ltd., Class A	41,000	59,544
	China State Construction Engineering Corp., Ltd., Class A	260,200	193,242
*	China Sunshine Paper Holdings Co., Ltd.	81,000	17,691
	China Suntien Green Energy Corp., Ltd., Class H	442,000	128,843
	China Taiping Insurance Holdings Co., Ltd.	578,600	1,021,488
	China Tian Lun Gas Holdings, Ltd.	55,500	48,087
*	China Tianying, Inc., Class A	55,800	33,259
	China Tourism Group Duty Free Corp., Ltd., Class A	9,341	423,166
	China Tower Corp., Ltd., Class H	13,020,000	1,874,616
	China Traditional Chinese Medicine Holdings Co., Ltd.	394,000	218,515
	China TransInfo Technology Co., Ltd., Class A	26,400	72,389
*	China Travel International Investment Hong Kong, Ltd.	394,000	53,704
	China Vanke Co., Ltd., Class H	639,000	2,286,248
	China Vast Industrial Urban Development Co., Ltd.	85,000	33,984
#	China Water Affairs Group, Ltd.	152,000	117,926
	China West Construction Group Co., Ltd., Class A	13,700	17,452
*	China Wood Optimization Holding, Ltd.	84,000	10,816
	China Yangtze Power Co., Ltd., Class A	139,097	422,924
	China Yongda Automobiles Services Holdings, Ltd.	213,500	298,779
	China Yuhua Education Corp., Ltd.	88,000	76,984
#*	China ZhengTong Auto Services Holdings, Ltd.	377,500	36,835
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,800	65,631
	China Zheshang Bank Co., Ltd., Class H	33,000	15,997
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	23,100	9,842
#*	China Zhongwang Holdings, Ltd.	437,200	104,060
	Chinasoft International, Ltd.	778,000	941,585
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	34,600	51,861
	Chongqing Brewery Co., Ltd., Class A	5,049	104,750
*	Chongqing Changan Automobile Co., Ltd., Class A	20,000	53,150

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Department Store Co., Ltd., Class A	5,700	$24,030
	Chongqing Dima Industry Co., Ltd., Class A	50,600	19,146
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	15,200	40,571
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,700	74,066
	Chongqing Machinery & Electric Co., Ltd., Class H	150,000	10,429
	Chongqing Rural Commercial Bank Co., Ltd., Class H	609,000	261,896
	Chongqing Zhifei Biological Products Co., Ltd., Class A	9,400	229,198
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,000	17,967
	Chow Tai Seng Jewellery Co., Ltd., Class A	7,400	35,748
	CIFI Holdings Group Co., Ltd.	954,961	782,782
	CIMC Enric Holdings, Ltd.	154,000	94,750
	Cinda Real Estate Co., Ltd., Class A	34,100	19,795
	Cisen Pharmaceutical Co., Ltd., Class A	10,900	21,041
*	CITIC Guoan Information Industry Co., Ltd., Class A	127,200	42,180
#	CITIC Securities Co., Ltd., Class H	157,000	343,727
*	Citychamp Watch & Jewellery Group, Ltd.	226,000	44,889
*	CMST Development Co., Ltd., Class A	33,200	22,760
	CNHTC Jinan Truck Co., Ltd., Class A	18,000	110,711
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	11,800	14,553
	COFCO Biotechnology Co., Ltd., Class A	32,500	54,681
*	Cogobuy Group	20,000	4,319
#	Colour Life Services Group Co., Ltd.	101,797	44,095
#	Comba Telecom Systems Holdings, Ltd.	104,000	30,808
	Concord New Energy Group, Ltd.	2,090,000	140,016
	Consun Pharmaceutical Group, Ltd.	51,000	20,914
	Contemporary Amperex Technology Co., Ltd., Class A	10,200	552,021
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	76,000	30,391
*	COSCO SHIPPING Holdings Co., Ltd., Class H	53,500	54,151
	COSCO SHIPPING International Hong Kong Co., Ltd.	214,000	66,181
	COSCO SHIPPING Ports, Ltd.	288,929	204,966
*	Cosmo Lady China Holdings Co., Ltd.	199,000	36,271
	Country Garden Holdings Co., Ltd.	1,910,029	2,294,224
	Country Garden Services Holdings Co., Ltd.	342,977	2,787,591
	CP Pokphand Co., Ltd.	950,000	97,819
#	CPMC Holdings, Ltd.	269,000	135,518
	CQ Pharmaceutical Holding Co., Ltd., Class A	27,000	20,612
	CSC Financial Co., Ltd., Class H	141,000	206,039
	CSG Holding Co., Ltd., Class A	44,710	45,457
	CSPC Pharmaceutical Group, Ltd.	2,085,200	2,119,809
	CSSC Science & Technology Co., Ltd., Class A	7,600	13,466
	CTS International Logistics Corp., Ltd., Class A	17,700	30,653
	D&O Home Collection Co., Ltd., Class A	6,500	19,690
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	13,800	75,828
	DaFa Properties Group, Ltd.	60,000	54,769
	Dali Foods Group Co., Ltd.	17,000	10,239
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	28,600	15,010
*	Dalian My Gym Education Technology Co., Ltd., Class A	21,000	16,825
	Daqin Railway Co., Ltd., Class A	39,100	38,500
	Dare Power Dekor Home Co., Ltd., Class A	7,000	13,538
	Dashang Co., Ltd., Class A	7,400	20,697
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,600	39,825
	Dawnrays Pharmaceutical Holdings, Ltd.	140,000	21,642
	Dazzle Fashion Co., Ltd., Class A	7,100	18,556
	DBG Technology Co., Ltd., Class A	7,300	14,028
	Deppon Logistics Co., Ltd., Class A	5,500	12,585
	Dexin China Holdings Co., Ltd.	131,000	49,908
	DHC Software Co., Ltd., Class A	56,800	65,026
	Dian Diagnostics Group Co., Ltd., Class A	12,700	81,907
*	Differ Group Holding Co., Ltd.	352,000	33,562

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Digital China Group Co., Ltd., Class A	11,648	$31,813
	Digital China Holdings, Ltd.	255,000	188,875
	Digital China Information Service Co., Ltd., Class A	6,300	13,354
	Dong-E-E-Jiao Co Ltd, Class A	3,700	18,683
	Dongfang Electric Corp., Ltd., Class H	102,000	97,674
	Dongfang Electronics Co., Ltd., Class A	28,400	18,628
	Dongfeng Motor Group Co., Ltd., Class H	138,000	135,935
	Dongxing Securities Co., Ltd., Class A	32,735	56,444
	Dongyue Group, Ltd.	286,000	198,181
*	Doushen Beijing Education & Technology, Inc., Class A	13,200	18,944
*	DouYu International Holdings, Ltd., ADR	6,286	82,535
	Dynagreen Environmental Protection Group Co., Ltd., Class H	39,000	16,027
	East Money Information Co., Ltd., Class A	15,900	86,271
*	Easysight Supply Chain Management Co., Ltd., Class A	11,400	12,947
	EEKA Fashion Holdings, Ltd.	3,000	4,743
	E-House China Enterprise Holdings, Ltd.	45,000	39,416
	Electric Connector Technology Co., Ltd., Class A	4,000	20,436
	Elion Energy Co., Ltd., Class A	67,400	28,437
	ENN Energy Holdings, Ltd.	215,500	3,323,532
	ENN Natural Gas Co., Ltd., Class A	27,526	65,605
	Eoptolink Technology, Inc., Ltd., Class A	5,400	45,434
	Essex Bio-technology, Ltd.	88,000	44,060
*	Estun Automation Co., Ltd., Class A	4,200	21,947
	Eternal Asia Supply Chain Management, Ltd., Class A	49,600	30,552
	Eve Energy Co., Ltd., Class A	4,200	68,904
	Everbright Securities Co., Ltd., Class H	38,000	33,524
*	EverChina International Holdings Co., Ltd.	425,000	9,923
*	Fang Holdings, Ltd., ADR	751	9,153
*	Fangda Carbon New Material Co., Ltd., Class A	44,220	51,601
*	Fangda Special Steel Technology Co., Ltd., Class A	58,110	57,007
#	Fanhua, Inc., Sponsored ADR	11,791	189,717
#	Fantasia Holdings Group Co., Ltd.	384,000	56,132
	Far East Horizon, Ltd.	530,000	546,449
*	FAW Jiefang Group Co., Ltd.	17,700	29,743
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	10,000	30,893
	Financial Street Holdings Co., Ltd., Class A	30,400	28,378
	FinVolution Group	5,100	17,595
	First Capital Securities Co., Ltd., Class A	38,800	48,253
*	First Tractor Co., Ltd., Class H	64,000	31,670
#	Flat Glass Group Co., Ltd., Class H	104,000	426,739
	Focus Media Information Technology Co., Ltd., Class A	108,600	182,005
*	Focused Photonics Hangzhou, Inc., Class A	9,510	19,619
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	15,435	469,511
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,400	16,888
*	Founder Securities Co., Ltd., Class A	49,800	74,581
	Fu Shou Yuan International Group, Ltd.	104,000	98,941
	Fuan Pharmaceutical Group Co., Ltd., Class A	25,500	16,439
	Fufeng Group, Ltd.	427,000	166,340
	Fujian Longking Co., Ltd., Class A	16,500	21,951
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	8,100	19,288
	Fujian Star-net Communication Co., Ltd., Class A	7,000	22,963
*	Fullshare Holdings, Ltd.	1,937,500	37,228
	Fusen Pharmaceutical Co., Ltd.	29,000	15,912
	Fuyao Glass Industry Group Co., Ltd., Class H	64,400	447,132
	Ganfeng Lithium Co., Ltd., Class H	9,800	136,724
	Gansu Shangfeng Cement Co., Ltd., Class A	16,700	44,661
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,500	79,550
#*	GCL New Energy Holdings, Ltd.	2,122,000	102,210
*	GCL System Integration Technology Co., Ltd., Class A	26,900	16,802

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	GCL-Poly Energy Holdings, Ltd.	3,872,000	$1,190,928
#*	GDS Holdings, Ltd., ADR	8,073	836,040
	Geely Automobile Holdings, Ltd.	1,017,000	3,686,410
	GEM Co., Ltd., Class A	49,500	61,007
	Gemdale Corp., Class A	39,100	65,328
	Gemdale Properties & Investment Corp., Ltd.	1,304,000	184,309
	Genertec Universal Medical Group Co., Ltd.	371,500	283,270
	Genimous Technology Co., Ltd., Class A	36,800	28,731
	Getein Biotech, Inc., Class A	4,700	21,977
	GF Securities Co., Ltd., Class H	231,000	336,617
	Giant Network Group Co., Ltd., Class A	5,900	15,744
	Gigadevice Semiconductor Beijing, Inc., Class A	1,400	39,217
*	Global Top E-Commerce Co., Ltd., Class A	20,000	12,943
	Glodon Co., Ltd., Class A	1,400	17,921
*	Glorious Property Holdings, Ltd.	323,000	10,617
	GoerTek, Inc., Class A	15,200	77,513
	Goldcard Smart Group Co., Ltd.	5,100	8,569
	Golden Eagle Retail Group, Ltd.	29,000	26,208
	GoldenHome Living Co., Ltd., Class A	2,600	21,840
	Goldlion Holdings, Ltd.	56,000	11,392
	Goldpac Group, Ltd.	61,000	13,515
#*	GOME Retail Holdings, Ltd.	804,000	129,184
*	Gosuncn Technology Group Co., Ltd., Class A	25,200	12,576
*	Gotion High-tech Co., Ltd., Class A	5,400	30,466
*	Grand Baoxin Auto Group, Ltd.	220,500	23,275
	Grandblue Environment Co., Ltd., Class A	10,000	32,518
	Grandjoy Holdings Group Co., Ltd., Class A	32,500	20,215
	Great Wall Motor Co., Ltd., Class H	482,000	1,502,728
	Greattown Holdings, Ltd., Class A	20,000	11,412
	Greatview Aseptic Packaging Co., Ltd.	276,000	151,072
	Gree Electric Appliances, Inc., Class A	19,917	172,819
*	Gree Real Estate Co., Ltd., Class A	39,000	35,087
	Greenland Holdings Corp., Ltd., Class A	13,700	11,386
	Greenland Hong Kong Holdings, Ltd.	234,000	68,840
	Greentown China Holdings, Ltd.	317,000	414,104
	Greentown Service Group Co., Ltd.	366,000	411,616
	GRG Banking Equipment Co., Ltd., Class A	21,600	30,009
	Grinm Advanced Materials Co., Ltd., Class A	10,100	18,531
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,700	17,573
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	15,200	15,664
	Guangdong Haid Group Co., Ltd., Class A	3,900	39,650
*	Guangdong HEC Technology Holding Co., Ltd., Class A	49,200	35,272
	Guangdong Hongda Blasting Co., Ltd., Class A	8,000	38,037
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	20,097
	Guangdong Investment, Ltd.	262,000	458,884
	Guangdong Provincial Expressway Development Co., Ltd., Class A	13,700	12,477
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	21,500	18,855
	Guangdong Tapai Group Co., Ltd., Class A	9,000	15,815
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,600	57,883
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	14,700	18,644
#	Guangshen Railway Co., Ltd., Class H	192,000	34,606
	Guangxi Liugong Machinery Co., Ltd., Class A	36,800	42,758
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	9,500	29,753
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	46,200	19,472
	Guangzhou Automobile Group Co., Ltd., Class H	270,800	245,788
	Guangzhou Baiyun International Airport Co., Ltd., Class A	31,500	66,981
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	56,000	140,421
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	32,962
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,600	111,073

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou R&F Properties Co., Ltd., Class H	458,800	$564,317
	Guangzhou Restaurant Group Co., Ltd., Class A	3,500	21,514
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	4,600	96,930
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,700	54,277
	Guangzhou Wondfo Biotech Co., Ltd., Class A	5,627	75,639
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	18,700	22,566
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	20,700	15,765
	Guizhou Gas Group Corp., Ltd., Class A	12,200	17,794
	Guizhou Space Appliance Co., Ltd., Class A	5,800	48,951
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,100	37,695
	Guomai Technologies, Inc., Class A	11,900	11,516
	Guorui Properties, Ltd.	222,000	21,725
	Guosen Securities Co., Ltd., Class A	15,540	30,579
*	Guosheng Financial Holding, Inc., Class A	13,600	20,178
	Guotai Junan Securities Co., Ltd., Class H	66,200	96,004
	Guoyuan Securities Co., Ltd., Class A	37,310	46,445
*	Haichang Ocean Park Holdings, Ltd.	255,000	16,414
	Haier Smart Home Co., Ltd., Class A	36,800	180,663
*	Haier Smart Home Co., Ltd., Class H	534,399	2,212,518
*	Hailiang Education Group, Inc., ADR	1,121	65,747
*	Hainan Meilan International Airport Co., Ltd., Class H	26,000	150,634
*	Hainan Ruize New Building Material Co., Ltd., Class A	24,800	18,781
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	16,551
	Haitian International Holdings, Ltd.	123,000	443,463
	Haitong Securities Co., Ltd., Class H	314,800	279,495
*	Hand Enterprise Solutions Co., Ltd., Class A	8,800	9,335
	Hangcha Group Co., Ltd., Class A	18,400	55,569
	Hangjin Technology Co., Ltd., Class A	12,400	40,238
	Hangxiao Steel Structure Co., Ltd., Class A	31,000	17,553
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	47,100	31,537
	Hangzhou Century Co., Ltd., Class A	16,300	18,740
	Hangzhou First Applied Material Co., Ltd., Class A	4,340	66,635
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	73,628
	Hangzhou Silan Microelectronics Co., Ltd., Class A	8,900	30,801
	Hangzhou Tigermed Consulting Co., Ltd., Class A	2,200	56,866
	Han's Laser Technology Industry Group Co. Ltd., Class A	12,900	85,170
	Harbin Bank Co., Ltd., Class H	201,000	26,123
	Harbin Boshi Automation Co., Ltd., Class A	11,300	22,358
*	Harbin Electric Co., Ltd., Class H	160,000	44,850
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	48,300	19,781
	HBIS Resources Co., Ltd., Class A	8,900	34,070
*	HC Group, Inc.	73,000	9,761
	Health and Happiness H&H International Holdings, Ltd.	50,000	243,611
	Hebei Chengde Lolo Co., Class A	40,100	39,335
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	8,900	34,023
	Hefei Meiya Optoelectronic Technology, Inc., Class A	7,800	54,100
	Heilongjiang Agriculture Co., Ltd., Class A	10,100	25,519
	Henan Lingrui Pharmaceutical Co., Class A	8,000	9,611
	Henan Pinggao Electric Co., Ltd., Class A	29,800	29,398
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,100	23,611
	Henan Zhongyuan Expressway Co., Ltd., Class A	41,000	19,559
	Henderson Investment, Ltd.	369,000	18,750
*	Hengdeli Holdings, Ltd.	372,000	12,918
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	23,359	55,864
	Hengli Petrochemical Co., Ltd.,, Class A	44,200	263,195
	Hengtong Optic-electric Co., Ltd., Class A	29,800	56,571
	Hengyi Petrochemical Co., Ltd., Class A	43,034	86,328
*	Hesteel Co., Ltd., Class A	40,575	12,907
	Hexing Electrical Co., Ltd., Class A	10,500	20,712

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China, Ltd.	414,000	$75,055
	Hisense Home Appliances Group Co., Ltd., Class H	71,000	120,858
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,800	51,187
	HKC Holdings, Ltd.	12,000	11,849
	Holitech Technology Co., Ltd., Class A	44,000	24,367
	Hongda Xingye Co., Ltd., Class A	35,600	15,885
	Hongfa Technology Co., Ltd., Class A	12,200	104,078
*	Honghua Group, Ltd.	1,048,000	32,959
	Honworld Group, Ltd.	22,500	7,357
	Hope Education Group Co., Ltd.	244,000	83,318
	Hopson Development Holdings, Ltd.	182,000	464,468
	Huaan Securities Co., Ltd., Class A	51,600	53,537
	Huadong Medicine Co., Ltd., Class A	19,600	79,759
	Huafa Industrial Co., Ltd. Zhuhai, Class A	18,100	17,794
	Huafon Chemical Co., Ltd., Class A	51,500	117,495
	Huafon Microfibre Shanghai Technology Co., Ltd.	44,308	37,300
	Huagong Tech Co., Ltd., Class A	6,800	23,886
	Hualan Biological Engineering, Inc., Class A	18,900	134,216
*	Huanxi Media Group, Ltd.	200,000	38,928
	Huapont Life Sciences Co., Ltd., Class A	52,633	38,852
	Huatai Securities Co., Ltd., Class H	82,400	130,953
	Huaxi Securities Co., Ltd., Class A	35,340	55,149
	Huaxia Bank Co., Ltd., Class A	61,108	57,598
	Huayu Automotive Systems Co., Ltd., Class A	15,400	70,800
	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	9,181
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	76,600	46,956
	Hubei Dinglong Co., Ltd., Class A	9,200	31,158
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	15,600	44,741
*	Hubei Kaile Science & Technology Co., Ltd., Class A	20,500	28,594
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	11,000	22,094
	Huishang Bank Corp., Ltd., Class H	60,000	20,172
	Hunan Aihua Group Co., Ltd., Class A	2,800	10,284
	Hunan Gold Corp., Ltd., Class A	17,500	21,061
	Hunan Valin Steel Co., Ltd., Class A	49,700	38,705
	Hundsun Technologies, Inc., Class A	6,310	94,494
#*	HUYA, Inc., ADR	13,179	341,204
*	Hytera Communications Corp., Ltd., Class A	32,700	29,710
*	iDreamSky Technology Holdings, Ltd.	39,200	20,331
	Iflytek Co., Ltd., Class A	11,350	81,739
	IMAX China Holding, Inc.	28,200	46,093
	Industrial & Commercial Bank of China, Ltd., Class H	9,662,000	6,163,098
	Industrial Bank Co., Ltd., Class A	62,700	223,678
	Industrial Securities Co., Ltd., Class A	49,540	63,031
	Infore Environment Technology Group Co., Ltd., Class A	24,700	30,827
*	Inke, Ltd.	116,000	28,074
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	123,200	21,871
	Inner Mongolia First Machinery Group Co., Ltd., Class A	20,700	34,120
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	33,177	226,399
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	68,100	22,405
*	Innovent Biologics, Inc.	34,500	392,169
	Inspur Electronic Information Industry Co., Ltd., Class A	8,400	33,561
*	Inspur International, Ltd.	110,000	27,603
	Inspur Software Co., Ltd., Class A	8,100	17,471
	IReader Technology Co., Ltd., Class A	3,300	18,726
*	IRICO Group New Energy Co., Ltd., Class H	74,000	18,089
	Jafron Biomedical Co., Ltd., Class A	6,400	77,815
	Jason Furniture Hangzhou Co., Ltd., Class A	2,300	26,109
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	8,300	11,227
*	JD.com, Inc., ADR	32,484	2,881,006

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiajiayue Group Co., Ltd., Class A	9,900	$31,092
	Jiangling Motors Corp., Ltd., Class A	11,000	30,595
	Jiangnan Group, Ltd.	1,124,000	52,128
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	66,200	24,092
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	21,200	22,731
	Jiangsu Eastern Shenghong Co., Ltd., Class A	44,611	93,452
	Jiangsu Expressway Co., Ltd., Class H	380,000	440,669
	Jiangsu Guotai International Group Co., Ltd., Class A	32,400	30,247
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	8,575	155,040
	Jiangsu Hengrui Medicine Co., Ltd., Class A	25,540	408,708
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,640	61,438
*	Jiangsu Hoperun Software Co., Ltd., Class A	14,500	19,686
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	8,600	11,750
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,200	79,242
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	16,300	17,289
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	16,100	34,304
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,000	21,562
	Jiangsu Shagang Co., Ltd., Class A	11,400	17,143
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	8,800	277,063
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	150,818
	Jiangsu Yoke Technology Co., Ltd., Class A	2,300	21,758
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	19,792	85,049
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	44,500	53,127
	Jiangsu Zhongtian Technology Co., Ltd., Class A	45,100	72,983
	Jiangxi Copper Co., Ltd., Class H	276,000	453,422
	Jiangxi Wannianqing Cement Co., Ltd., Class A	9,700	17,930
	Jiangzhong Pharmaceutical Co., Ltd., Class A	13,100	20,451
	Jiayou International Logistics Co., Ltd., Class A	5,300	15,709
	Jiayuan International Group, Ltd.	67,391	26,148
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,863	40,125
	Jinduicheng Molybdenum Co., Ltd., Class A	31,100	26,583
	Jingrui Holdings, Ltd.	152,000	50,356
	Jinke Properties Group Co., Ltd., Class A	32,400	34,757
*	JinkoSolar Holding Co., Ltd., ADR	5,432	336,730
	Jinyu Bio-Technology Co., Ltd., Class A	15,300	53,782
	Jinyuan EP Co., Ltd., Class A	18,600	20,124
	JiuGui Liquor Co., Ltd., Class A	2,000	54,636
	Jiuzhitang Co., Ltd., Class A	17,600	20,913
	JL Mag Rare-Earth Co., Ltd., Class A	3,400	19,367
	JNBY Design, Ltd.	54,000	62,509
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	11,800	22,339
	Joinn Laboratories China Co., Ltd., Class A	1,700	38,195
*	Jointown Pharmaceutical Group Co., Ltd., Class A	37,900	110,706
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	7,300	75,718
	Joy City Property, Ltd.	424,000	25,843
	Joyoung Co., Ltd., Class A	19,750	85,964
#	JOYY, Inc., ADR	18,993	1,748,116
	JSTI Group, Class A	24,900	21,262
	Ju Teng International Holdings, Ltd.	216,000	61,096
	Kaisa Group Holdings, Ltd.	857,000	394,645
	Kaisa Prosperity Holdings, Ltd.	7,500	19,052
*	Kangda International Environmental Co., Ltd.	68,000	5,786
#*	Kasen International Holdings, Ltd.	131,000	17,344
	Kingdee International Software Group Co., Ltd.	173,000	692,998
	Kingsoft Corp., Ltd.	204,000	1,572,550
	Konfoong Materials International Co., Ltd., Class A	2,900	20,474
	Konka Group Co., Ltd., Class A	20,600	20,537
	KPC Pharmaceuticals, Inc., Class A	15,500	20,067
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	12,200	18,904

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,600	$12,403
	Kweichow Moutai Co., Ltd., Class A	7,800	2,549,137
	KWG Group Holdings, Ltd.	537,000	711,498
*	KWG Living Group Holdings, Ltd.	268,500	282,932
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	19,500	18,604
	Lao Feng Xiang Co., Ltd., Class A	4,800	33,832
	Laobaixing Pharmacy Chain JSC, Class A	8,300	92,651
*	Launch Tech Co., Ltd., Class H	20,500	11,291
	Lee & Man Chemical Co., Ltd.	28,000	11,519
	Lee & Man Paper Manufacturing, Ltd.	139,000	121,883
	Lee's Pharmaceutical Holdings, Ltd.	56,000	35,168
	Legend Holdings Corp., Class H	150,900	239,137
	Lenovo Group, Ltd.	2,962,000	3,447,598
	Lens Technology Co., Ltd., Class A	30,300	155,621
	Leo Group Co., Ltd., Class A	137,537	66,819
	Lepu Medical Technology Beijing Co., Ltd., Class A	24,500	101,807
#*	LexinFintech Holdings, Ltd., ADR	15,715	122,106
	Leyard Optoelectronic Co., Ltd., Class A	35,000	34,031
	Li Ning Co., Ltd.	742,000	4,622,515
	LianChuang Electronic Technology Co., Ltd., Class A	10,660	16,416
*	Lianhua Supermarket Holdings Co., Ltd., Class H	123,000	20,658
	Liaoning Cheng Da Co., Ltd., Class A	9,200	31,889
	Liaoning Port Co., Ltd., Class H	236,000	23,681
*	Lier Chemical Co., Ltd., Class A	6,300	24,528
*	Lifestyle China Group, Ltd.	122,000	18,985
*	Lifetech Scientific Corp.	738,000	467,468
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	31,200	13,478
	Lingyi iTech Guangdong Co., Class A	30,700	48,684
	Lionco Pharmaceutical Group Co., Ltd., Class A	16,200	19,957
	Logan Group Co., Ltd.	556,000	829,880
	Loncin Motor Co., Ltd., Class A	22,800	10,658
	Long Yuan Construction Group Co., Ltd., Class A	42,900	33,672
	Longfor Group Holdings, Ltd.	174,000	979,876
	LONGi Green Energy Technology Co., Ltd., Class A	24,200	400,494
	Longshine Technology Group Co., Ltd., Class A	15,600	32,089
	Lonking Holdings, Ltd.	620,000	205,752
	Luxi Chemical Group Co., Ltd., Class A	20,100	36,866
	Luxshare Precision Industry Co., Ltd., Class A	47,354	386,149
#	Luye Pharma Group, Ltd.	274,000	137,120
	Luzhou Laojiao Co., Ltd., Class A	7,600	302,330
	LVGEM China Real Estate Investment Co., Ltd.	156,000	44,373
	Maccura Biotechnology Co., Ltd., Class A	6,600	46,200
	Mango Excellent Media Co., Ltd., Class A	10,505	131,389
	Maoye International Holdings, Ltd.	160,000	7,002
*	Markor International Home Furnishings Co., Ltd., Class A	25,400	21,511
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	7,100	20,698
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	21,700	47,589
*	Meitu, Inc.	423,500	82,104
*	Meituan, Class B	163,800	7,552,716
	Metallurgical Corp. of China, Ltd., Class H	473,000	91,193
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	800	16,864
	Ming Yang Smart Energy Group, Ltd., Class A	18,900	58,843
	Minmetals Land, Ltd.	296,000	33,484
	Misho Ecology & Landscape Co., Ltd., Class A	8,800	7,240
	MLS Co., Ltd., Class A	25,996	63,927
*	MMG, Ltd.	716,000	275,888
	MOBI Development Co., Ltd.	145,000	11,173
	Modern Land China Co., Ltd.	136,000	14,885
*	MOGU, Inc., ADR	10,901	25,072

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Momo, Inc., Sponsored ADR	57,748	$882,389
*	Montnets Cloud Technology Group Co., Ltd., Class A	7,200	17,161
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,000	10,865
	MYS Group Co., Ltd., Class A	30,100	16,396
*	Nan Hai Corp., Ltd.	700,000	3,972
	NanJi E-Commerce Co., Ltd., Class A	26,000	39,254
	Nanjing Hanrui Cobalt Co., Ltd., Class A	5,000	81,649
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	13,300	65,704
*	Nanjing Sample Technology Co., Ltd., Class H	64,000	33,373
	Nanjing Securities Co., Ltd., Class A	17,600	28,763
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	13,403
	NARI Technology Co., Ltd., Class A	39,100	177,481
	NAURA Technology Group Co., Ltd., Class A	1,000	30,829
	NavInfo Co., Ltd., Class A	15,700	36,311
	NetDragon Websoft Holdings, Ltd.	60,000	141,708
	NetEase, Inc., ADR	35,089	4,034,884
	New China Life Insurance Co., Ltd., Class H	289,100	1,074,724
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	8,094	1,355,745
*	New World Department Store China, Ltd.	60,000	8,416
	Newland Digital Technology Co., Ltd., Class A	13,900	27,840
	Nexteer Automotive Group, Ltd.	123,000	197,228
	Nine Dragons Paper Holdings, Ltd.	148,000	227,995
	Ninestar Corp., Class A	15,200	63,072
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,076	19,030
	Ningbo Joyson Electronic Corp., Class A	5,300	21,724
	Ningbo Orient Wires & Cables Co., Ltd., Class A	6,800	27,556
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	18,100	17,075
*	NIO, Inc., ADR	124,118	7,074,726
*	Niu Technologies, Sponsored ADR	7,774	339,957
*	Noah Holdings, Ltd., Sponsored ADR	1,135	54,026
	Norinco International Cooperation, Ltd., Class A	18,700	19,691
	North Huajin Chemical Industries Co., Ltd., Class A	46,290	38,606
	Northeast Securities Co., Ltd., Class A	28,700	39,237
	NSFOCUS Technologies Group Co., Ltd., Class A	10,900	22,825
#*	NVC International Holdings, Ltd.	569,000	12,070
	Oceanwide Holdings Co., Ltd., Class A	44,300	20,040
	Offcn Education Technology Co., Ltd., Class A	5,600	34,260
	Offshore Oil Engineering Co., Ltd., Class A	89,959	58,671
	OFILM Group Co., Ltd., Class A	26,900	42,589
*	OneSmart International Education Group, Ltd., ADR	11,747	43,934
	Opple Lighting Co., Ltd., Class A	8,200	38,994
	ORG Technology Co., Ltd., Class A	53,200	35,653
*	Orient Group, Inc., Class A	53,900	26,148
	Orient Securities Co., Ltd., Class H	100,400	70,649
	Oriental Pearl Group Co., Ltd., Class A	21,500	28,953
*	Ourpalm Co., Ltd., Class A	86,800	74,380
	Ovctek China, Inc., Class A	5,400	91,890
	Overseas Chinese Town Asia Holdings, Ltd.	64,000	13,773
	Pacific Online, Ltd.	58,000	9,545
*	Pacific Securities Co., Ltd. (The), Class A	76,500	38,580
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	68,600	20,640
	PAX Global Technology, Ltd.	294,000	288,770
	PCI-Suntek Technology Co., Ltd., Class A	31,600	33,918
	People's Insurance Co. Group of China, Ltd. (The), Class H	730,000	224,378
	Perfect World Co., Ltd., Class A	9,600	40,408
	PharmaBlock Sciences Nanjing, Inc., Class A	1,200	31,045
*	Phoenix Media Investment Holdings, Ltd.	100,000	7,212
	PICC Property & Casualty Co., Ltd., Class H	1,897,000	1,377,996
*	Pinduoduo, Inc., ADR	12,242	2,028,622

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ping An Bank Co., Ltd., Class A	96,000	$342,301
#*	Ping An Healthcare and Technology Co., Ltd.	44,000	544,395
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	7,402,334
*	Polaris Bay Group Co., Ltd., Class A	21,300	35,413
	Poly Developments and Holdings Group Co., Ltd., Class A	51,900	110,553
	Poly Property Group Co., Ltd.	491,000	141,161
	Postal Savings Bank of China Co., Ltd., Class H	874,000	623,557
*	Pou Sheng International Holdings, Ltd.	444,000	94,272
	Power Construction Corp. of China, Ltd., Class A	34,500	20,129
	Powerlong Real Estate Holdings, Ltd.	381,000	248,507
	Proya Cosmetics Co., Ltd., Class A	3,272	93,917
	PW Medtech Group, Ltd.	171,000	10,998
#	Q Technology Group Co., Ltd.	127,000	257,155
	Qianhe Condiment and Food Co., Ltd., Class A	9,100	64,645
	Qingdao East Steel Tower Stock Co., Ltd., Class A	12,300	15,234
	Qingdao Gon Technology Co., Ltd., Class A	8,200	36,966
	Qingdao Hanhe Cable Co., Ltd., Class A	50,500	28,187
	Qingdao Port International Co., Ltd., Class H	49,000	28,324
	Qingdao TGOOD Electric Co., Ltd., Class A	13,000	72,857
	Qingling Motors Co., Ltd., Class H	198,000	40,053
	Qinhuangdao Port Co., Ltd., Class H	84,000	14,082
#*	Qudian, Inc., Sponsored ADR	26,628	53,522
	Rainbow Digital Commercial Co., Ltd., Class A	13,600	15,295
	Raisecom Technology Co., Ltd., Class A	8,200	10,649
*	Realcan Pharmaceutical Group Co., Ltd., Class A	23,400	16,808
#	Redco Properties Group, Ltd.	274,000	92,163
	Redsun Properties Group, Ltd.	191,000	63,830
	Renhe Pharmacy Co., Ltd., Class A	22,100	19,121
	RiseSun Real Estate Development Co., Ltd., Class A	85,700	83,080
	Road King Infrastructure, Ltd.	72,000	89,309
	Rongsheng Petro Chemical Co., Ltd., Class A	21,400	112,943
	Ronshine China Holdings, Ltd.	233,000	154,167
	Runjian Co., Ltd., Class A	4,700	15,829
*	RYB Education, Inc., ADR	2,700	6,885
	SAIC Motor Corp, Ltd., Class A	30,700	103,858
	Sailun Group Co., Ltd., Class A	33,820	45,926
	Sanan Optoelectronics Co., Ltd., Class A	12,800	58,286
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,600	16,222
	Sangfor Technologies, Inc., Class A	1,200	55,101
	Sansteel Minguang Co., Ltd. Fujian, Class A	17,000	16,636
	Sany Heavy Equipment International Holdings Co., Ltd.	265,000	220,456
	Sany Heavy Industry Co., Ltd., Class A	67,650	421,724
*	Saurer Intelligent Technology Co., Ltd., Class A	14,600	6,538
	Sealand Securities Co., Ltd., Class A	81,500	64,969
	Seazen Group, Ltd.	342,000	313,191
	Seazen Holdings Co., Ltd. , Class A	34,226	223,197
#*	Secoo Holding, Ltd., ADR	5,685	15,179
	S-Enjoy Service Group Co., Ltd.	32,000	82,720
	SF Holding Co., Ltd., Class A	13,300	203,089
	SG Micro Corp., Class A	800	37,395
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	21,800	19,371
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	23,600	80,923
	Shandong Chenming Paper Holdings, Ltd., Class H	114,000	66,710
	Shandong Gold Mining Co., Ltd., Class H	118,500	247,781
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	12,600	66,681
	Shandong Hi-speed Co., Ltd., Class A	19,400	16,576
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	20,900	125,846
	Shandong Humon Smelting Co., Ltd., Class A	10,600	20,901
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	6,400	20,268

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Linglong Tyre Co., Ltd., Class A	8,500	$56,305
	Shandong Nanshan Aluminum Co., Ltd., Class A	61,600	31,655
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	23,056
	Shandong Publishing & Media Co., Ltd., Class A	13,900	12,134
	Shandong Sinocera Functional Material Co., Ltd., Class A	12,300	91,039
	Shandong Sun Paper Industry JSC, Ltd., Class A	13,800	33,671
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	224,000	418,335
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	32,000	16,718
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	109,100	29,288
	Shanghai AJ Group Co., Ltd., Class A	12,500	13,201
	Shanghai AtHub Co., Ltd., Class A	2,300	18,244
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	8,400	154,572
	Shanghai Baosight Software Co., Ltd., Class A	10,200	104,835
	Shanghai Belling Co., Ltd., Class A	9,900	21,258
	Shanghai East China Computer Co., Ltd., Class A	4,100	15,610
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	6,600	21,271
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	36,500	163,968
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	30,000	49,622
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	82,000	53,792
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	2,000	16,137
	Shanghai Industrial Development Co., Ltd., Class A	26,600	18,626
	Shanghai Industrial Holdings, Ltd.	118,000	161,688
	Shanghai Industrial Urban Development Group, Ltd.	364,600	34,714
	Shanghai International Airport Co Ltd, Class A	4,600	56,111
	Shanghai International Port Group Co., Ltd., Class A	37,700	25,707
	Shanghai Jahwa United Co., Ltd., Class A	9,800	59,957
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	31,222
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	13,900	24,474
*	Shanghai Junshi Biosciences Co., Ltd., Class H	3,600	35,457
	Shanghai Kinetic Medical Co., Ltd., Class A	13,700	26,488
	Shanghai Lingang Holdings Corp., Ltd., Class A	3,900	11,433
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	19,648	31,788
	Shanghai M&G Stationery Inc, Class A	1,800	26,170
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	12,700	36,976
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	190,700	329,624
	Shanghai Pudong Development Bank Co., Ltd., Class A	79,600	122,475
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	22,700	19,816
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	3,000	45,894
	Shanghai RAAS Blood Products Co., Ltd., Class A	42,700	47,691
	Shanghai Shimao Co., Ltd., Class A	53,201	36,084
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	14,400	18,905
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	4,500	33,057
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	20,004
	Shanghai Tunnel Engineering Co., Ltd., Class A	46,400	37,119
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	18,600	38,684
*	Shanghai Wanye Enterprises Co., Ltd., Class A	6,600	14,856
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	25,300	40,877
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	7,000	18,633
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,900	23,598
	Shanxi Securities Co., Ltd., Class A	47,230	56,810
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	38,500	21,156
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,200	242,752
*	Shanying International Holding Co., Ltd., Class A	48,000	22,447
	Shede Spirits Co., Ltd., Class A	5,100	57,054
	Sheng Ye Capital, Ltd.	40,000	30,925
	Shengda Resources Co., Ltd., Class A	21,100	43,460
*	Shenghe Resources Holding Co., Ltd., Class A	18,500	45,971
*	Shengjing Bank Co., Ltd., Class H	59,000	54,268
	Shengyi Technology Co., Ltd., Class A	16,600	65,194

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shennan Circuits Co., Ltd., Class A	2,200	$36,323
	Shenwan Hongyuan Group Co., Ltd., Class H	168,800	45,785
	Shenzhen Airport Co., Ltd., Class A	29,100	35,172
	Shenzhen Aisidi Co., Ltd., Class A	15,700	25,551
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	15,135
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	28,900	13,612
	Shenzhen Capchem Technology Co., Ltd., Class A	6,700	85,579
	Shenzhen Center Power Tech Co., Ltd., Class A	3,600	10,999
	Shenzhen Comix Group Co., Ltd., Class A	12,300	22,620
	Shenzhen Das Intellitech Co., Ltd., Class A	35,800	18,570
	Shenzhen Desay Battery Technology Co., Class A	4,400	46,024
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	5,800	23,267
	Shenzhen Expressway Co., Ltd., Class H	172,000	157,965
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	26,000	36,591
	Shenzhen FRD Science & Technology Co., Ltd.	2,600	7,121
	Shenzhen Gas Corp., Ltd., Class A	37,900	36,788
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,100	15,101
	Shenzhen Goodix Technology Co., Ltd., Class A	3,900	83,793
	Shenzhen Grandland Group Co., Ltd., Class A	41,000	17,087
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	15,200	46,298
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	11,600	33,301
	Shenzhen Inovance Technology Co., Ltd., Class A	7,500	110,170
	Shenzhen International Holdings, Ltd.	298,247	491,310
	Shenzhen Investment, Ltd.	899,174	296,991
	Shenzhen Kaifa Technology Co., Ltd., Class A	19,300	61,453
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,200	73,049
	Shenzhen Kinwong Electronic Co., Ltd., Class A	12,200	49,579
	Shenzhen Megmeet Electrical Co., Ltd., Class A	4,000	21,670
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,100	491,138
*	Shenzhen MTC Co., Ltd., Class A	15,500	15,940
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	66,300	35,842
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	61,900	62,914
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,300	55,632
	Shenzhen SC New Energy Technology Corp., Class A	1,945	39,918
	Shenzhen SDG Information Co., Ltd., Class A	6,500	7,490
	Shenzhen Sinovatio Technology Co., Ltd., Class A	1,760	12,855
	Shenzhen Sunline Tech Co., Ltd., Class A	14,400	35,986
	Shenzhen Sunlord Electronics Co., Ltd., Class A	5,900	27,861
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,000	22,985
	Shenzhen Sunway Communication Co., Ltd., Class A	11,000	54,338
	Shenzhen Tagen Group Co., Ltd., Class A	33,700	28,610
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	32,100	14,352
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	28,300	26,971
	Shenzhen World Union Group, Inc., Class A	32,800	20,586
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,700	14,722
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	13,700	16,790
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	9,800	49,714
	Shenzhen Zhenye Group Co., Ltd., Class A	27,200	20,409
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	20,700	13,400
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	22,200	18,127
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	14,398	54,629
	Shimao Group Holdings, Ltd.	313,500	906,436
	Shinva Medical Instrument Co., Ltd., Class A	9,200	18,375
	Shui On Land, Ltd.	933,500	138,163
*	Siasun Robot & Automation Co., Ltd., Class A	22,900	42,017
	Sichuan Expressway Co., Ltd., Class H	152,000	34,623
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	94,100	19,171
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	6,400	17,857
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	19,800	58,241

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Languang Development Co., Ltd., Class A	22,100	$14,382
	Sichuan Swellfun Co., Ltd., Class A	4,100	56,924
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	7,400	17,496
	Sieyuan Electric Co., Ltd., Class A	11,400	36,704
	Sihuan Pharmaceutical Holdings Group, Ltd.	350,000	86,780
*	SINA Corp.	23,393	978,295
	Sino Biopharmaceutical, Ltd.	2,082,000	1,932,845
	Sino Wealth Electronic, Ltd., Class A	3,900	22,741
	Sinocare, Inc., Class A	3,700	23,971
	Sinochem International Corp., Class A	21,000	15,611
	Sinofert Holdings, Ltd.	234,000	27,952
	Sinolink Securities Co., Ltd., Class A	13,900	30,464
*	Sinolink Worldwide Holdings, Ltd.	336,000	14,875
	Sinoma International Engineering Co., Class A	13,200	17,598
	Sinoma Science & Technology Co., Ltd., Class A	29,300	114,037
	Sinomach Automobile Co., Ltd., Class A	29,500	21,478
	Sino-Ocean Group Holding, Ltd.	836,000	168,497
	Sinopec Engineering Group Co., Ltd., Class H	411,500	189,829
	Sinopec Kantons Holdings, Ltd.	130,000	45,339
*	Sinopec Oilfield Service Corp., Class H	758,000	58,473
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	418,000	92,389
	Sinopharm Group Co., Ltd., Class H	487,600	1,194,938
	Sino-Platinum Metals Co., Ltd., Class A	6,200	20,605
#*	Sinosoft Technology Group, Ltd.	151,000	28,425
	Sinotrans, Ltd., Class H	568,000	190,689
	Sinotruk Hong Kong, Ltd.	155,500	484,484
	Skshu Paint Co., Ltd., Class A	1,100	25,198
	Skyfame Realty Holdings, Ltd.	476,000	58,261
	Skyworth Digital Co., Ltd., Class A	13,300	14,728
*	Skyworth Group, Ltd.	296,336	86,424
*	Sogou, Inc., ADR	11,777	97,396
*	Sohu.com, Ltd., ADR	606	10,878
*	Solargiga Energy Holdings, Ltd.	489,000	32,188
	Songcheng Performance Development Co., Ltd., Class A	8,100	20,525
	SooChow Securities Co., Ltd., Class A	44,800	60,438
*	Sou Yu Te Group Co., Ltd., Class A	113,700	36,212
*	SPT Energy Group, Inc.	156,000	5,700
	SSY Group, Ltd.	354,000	186,211
	Sun King Technology Group, Ltd.	206,000	73,537
#	Sunac China Holdings, Ltd.	742,000	2,756,803
*	Sunac Services Holdings, Ltd.	23,874	67,127
	Sunflower Pharmaceutical Group Co., Ltd., Class A	14,494	28,939
	Sunfly Intelligent Technology Co., Ltd., Class A	11,000	18,805
	Sungrow Power Supply Co., Ltd., Class A	11,200	180,851
	Suning Universal Co., Ltd., Class A	35,000	20,937
	Suning.com Co., Ltd., Class A	56,400	57,586
	Sunny Optical Technology Group Co., Ltd.	128,200	3,349,088
	Sunward Intelligent Equipment Co., Ltd., Class A	18,100	21,432
	Sunwoda Electronic Co., Ltd., Class A	22,200	92,556
	Suofeiya Home Collection Co., Ltd., Class A	12,600	61,747
*	Suzhou Anjie Technology Co., Ltd., Class A	5,600	13,578
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	24,500	13,502
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	7,300	24,507
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	23,900	29,333
	Suzhou Maxwell Technologies Co., Ltd., Class A	500	43,198
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	15,536
	Suzhou TFC Optical Communication Co., Ltd., Class A	2,480	18,769
#	Symphony Holdings, Ltd.	330,000	35,762
	Taiji Computer Corp., Ltd., Class A	10,439	38,131

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	TAL Education Group, ADR	1,736	$133,464
	TangShan Port Group Co., Ltd., Class A	51,700	18,457
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	25,150	45,670
	Tasly Pharmaceutical Group Co., Ltd., Class A	10,200	21,331
	TCL Electronics Holdings, Ltd.	221,000	188,930
	Ten Pao Group Holdings, Ltd.	140,000	41,187
	Tencent Holdings, Ltd.	443,000	39,472,750
*	Tencent Music Entertainment Group, ADR	36,025	958,265
	Tenfu Cayman Holdings Co., Ltd.	29,000	22,349
	Texhong Textile Group, Ltd.	59,000	62,505
	Thunder Software Technology Co., Ltd., Class A	3,800	86,158
	Tian An China Investment Co., Ltd.	112,000	66,956
*	Tian Ge Interactive Holdings, Ltd.	182,000	19,424
*	Tian Shan Development Holding, Ltd.	76,000	27,279
	Tiangong International Co., Ltd.	76,000	42,653
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	9,000	57,533
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	16,725
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	32,000	20,114
	Tianjin Development Holdings, Ltd.	64,000	13,323
	Tianjin Guangyu Development Co., Ltd., Class A	35,400	30,235
	Tianjin Port Development Holdings, Ltd.	182,000	14,060
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	9,400	39,435
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	8,300	22,023
	Tianli Education International Holdings, Ltd.	134,000	148,164
#	Tianneng Power International, Ltd.	184,000	362,841
*	Tianqi Lithium Corp., Class A	7,100	65,581
	Tianshui Huatian Technology Co., Ltd., Class A	14,600	31,898
*	Tibet Summit Resources Co., Ltd., Class A	15,200	25,477
	Tibet Tianlu Co., Ltd., Class A	19,000	18,748
#*	Tibet Water Resources, Ltd.	29,000	2,643
	Tingyi Cayman Islands Holding Corp.	296,000	588,164
	Titan Wind Energy Suzhou Co., Ltd., Class A	36,100	45,816
	Toly Bread Co., Ltd., Class A	5,300	45,677
	Tomson Group, Ltd.	42,000	11,988
	Tong Ren Tang Technologies Co., Ltd., Class H	94,000	59,286
*	Tongcheng-Elong Holdings, Ltd.	116,800	208,179
	Tongda Group Holdings, Ltd.	980,000	66,719
*	Tongding Interconnection Information Co., Ltd., Class A	33,700	20,793
*	TongFu Microelectronics Co., Ltd., Class A	9,200	38,852
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	34,200	59,010
	Tongkun Group Co., Ltd., Class A	47,000	168,175
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,100	18,088
	Tongling Nonferrous Metals Group Co., Ltd., Class A	105,300	37,196
	Tongwei Co., Ltd., Class A	17,200	121,685
	Tonly Electronics Holdings, Ltd.	15,000	22,749
*	Topchoice Medical Corp., Class A	2,300	107,997
*	Topsec Technologies Group, Inc., Class A	16,700	53,569
	Towngas China Co., Ltd.	336,702	143,801
	Transfar Zhilian Co., Ltd., Class A	73,300	68,111
#	TravelSky Technology, Ltd., Class H	216,000	481,274
*	Trigiant Group, Ltd.	272,000	28,314
*	Trip.com Group, Ltd., ADR	78,566	2,500,756
	Tsingtao Brewery Co., Ltd., Class H	104,000	1,002,944
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	42,000	13,995
*	Tuniu Corp., Sponsored ADR	2,276	4,211
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	17,100	14,839
	UE Furniture Co., Ltd., Class A	9,400	17,556
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	4,100	76,308

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co., Ltd., Class A	14,600	$18,172
	Uni-President China Holdings, Ltd.	168,000	203,087
	Unisplendour Corp., Ltd., Class A	34,160	108,421
*	United Energy Group, Ltd.	1,682,000	261,729
*	V1 Group, Ltd.	1,166,000	58,544
	Valiant Co., Ltd., Class A	20,200	67,485
	Vats Liquor Chain Store Management JSC, Ltd., Class A	4,200	16,164
	Vatti Corp., Ltd., Class A	13,600	16,555
	Venustech Group, Inc., Class A	7,000	35,753
	Victory Giant Technology Huizhou Co., Ltd., Class A	8,500	27,941
*	Vipshop Holdings, Ltd., ADR	170,249	4,668,228
	Walvax Biotechnology Co., Ltd., Class A	7,300	44,614
*	Wanda Film Holding Co., Ltd., Class A	6,400	21,179
	Wangneng Environment Co., Ltd., Class A	8,600	19,632
	Wangsu Science & Technology Co., Ltd., Class A	71,000	65,709
	Want Want China Holdings, Ltd.	851,000	611,111
	Wanxiang Qianchao Co., Ltd., Class A	26,900	19,292
	Wasion Holdings, Ltd.	134,000	40,845
#*	Weibo Corp., Sponsored ADR	24,313	1,108,187
	Weichai Power Co., Ltd., Class H	638,000	1,881,680
	Weifu High-Technology Group Co., Ltd., Class A	6,500	22,964
	Weihai Guangwei Composites Co., Ltd., Class A	4,000	54,814
	Western Securities Co., Ltd., Class A	45,100	68,830
	Westone Information Industry, Inc., Class A	5,300	13,870
	Will Semiconductor Co., Ltd., Class A	4,439	197,731
	Wingtech Technology Co., Ltd., Class A	4,600	74,635
	Winning Health Technology Group Co., Ltd., Class A	23,300	54,652
	Wisdom Education International Holdings Co., Ltd.	88,000	42,195
	Wolong Electric Group Co., Ltd., Class A	24,000	45,567
*	Wonders Information Co., Ltd., Class A	12,400	36,386
	Wuchan Zhongda Group Co., Ltd., Class A	58,800	38,752
	Wuhan Department Store Group Co., Ltd., Class A	18,700	29,982
	Wuhan Guide Infrared Co., Ltd., Class A	9,500	62,533
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,300	20,093
*	Wuhan P&S Information Technology Co., Ltd., Class A	21,500	11,638
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,250	31,913
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	31,600	157,665
	Wuhu Token Science Co., Ltd., Class A	37,700	43,733
	Wuliangye Yibin Co., Ltd., Class A	22,512	1,011,202
	WUS Printed Circuit Kunshan Co., Ltd., Class A	21,600	57,068
*	Wutong Holding Group Co., Ltd., Class A	27,300	14,081
*	Wuxi Biologics Cayman, Inc.	10,500	147,020
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,300	59,255
	Wuxi Taiji Industry Co., Ltd., Class A	38,600	48,448
	XCMG Construction Machinery Co., Ltd., Class A	80,900	66,935
	XGD, Inc., Class A	12,100	17,299
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	72,500	160,243
	Xiamen C & D, Inc., Class A	54,200	64,702
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	10,483	23,418
	Xiamen Faratronic Co., Ltd., Class A	4,400	69,023
	Xiamen International Airport Co., Ltd., Class A	8,200	20,676
	Xiamen International Port Co., Ltd., Class H	84,000	13,067
	Xiamen Intretech, Inc., Class A	4,700	50,063
	Xiamen ITG Group Corp., Ltd., Class A	15,400	14,582
	Xiamen Kingdomway Group Co., Class A	13,000	59,742
	Xiamen Meiya Pico Information Co., Ltd., Class A	9,800	28,451
	Xiamen Tungsten Co., Ltd., Class A	17,500	47,732
	Xiamen Xiangyu Co., Ltd., Class A	39,506	31,898

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xiaomi Corp., Class B	858,200	$3,205,107
	Xilinmen Furniture Co., Ltd., Class A	8,000	22,614
	Xingda International Holdings, Ltd.	202,426	55,576
	Xinhu Zhongbao Co., Ltd., Class A	112,500	52,336
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	57,000	35,130
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	204,756	426,526
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,400	15,440
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	25,900	32,545
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	20,400	59,585
	Xinyu Iron & Steel Co., Ltd., Class A	35,300	22,123
	Xinyuan Real Estate Co., Ltd., ADR	15,700	35,796
	Xtep International Holdings, Ltd.	338,236	151,302
	Xuji Electric Co., Ltd., Class A	17,000	34,218
#*	Xunlei, Ltd., ADR	19,606	89,599
	Yadea Group Holdings, Ltd.	302,000	785,375
	YaGuang Technology Group Co., Ltd., Class A	15,500	23,786
	Yango Group Co., Ltd., Class A	57,700	53,962
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	6,500	8,445
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	3,100	21,077
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	3,000	17,264
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	2,900	8,182
	Yantai Eddie Precision Machinery Co., Ltd., Class A	3,700	43,464
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	25,100	166,237
	YanTai Shuangta Food Co., Ltd., Class A	9,300	17,208
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	13,400	26,805
*	Yashili International Holdings, Ltd.	88,000	8,047
	Yealink Network Technology Corp., Ltd., Class A	7,123	88,023
	YGSOFT, Inc., Class A	17,500	21,331
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	57,600	66,257
	Yifan Pharmaceutical Co., Ltd., Class A	7,700	21,694
	Yifeng Pharmacy Chain Co., Ltd., Class A	5,400	84,667
	Yihai International Holding, Ltd.	119,000	1,954,866
	Yijiahe Technology Co., Ltd., Class A	1,800	22,421
	Yintai Gold Co., Ltd., Class A	63,100	77,265
*	Yiren Digital, Ltd., Sponsored ADR	20,600	71,276
	Yixintang Pharmaceutical Group Co., Ltd., Class A	6,500	38,638
	Yonghui Superstores Co., Ltd., Class A	41,600	43,840
	Yonyou Network Technology Co., Ltd., Class A	8,600	57,173
	Youngor Group Co., Ltd., Class A	66,900	73,368
	Youzu Interactive Co., Ltd., Class A	6,100	12,140
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	7,800	21,680
	Yuexiu Property Co., Ltd.	2,094,000	409,041
	Yuexiu Transport Infrastructure, Ltd.	220,000	147,901
	Yum China Holdings, Inc.	1,922	108,997
	Yunda Holding Co., Ltd., Class A	37,580	98,283
*	Yunnan Aluminium Co., Ltd., Class A	23,000	26,728
	Yunnan Baiyao Group Co Ltd, Class A	4,000	82,107
*	Yunnan Copper Co., Ltd., Class A	32,400	64,620
	Yunnan Energy New Material Co., Ltd., Class A	1,400	28,437
*	Yunnan Tin Co., Ltd., Class A	22,800	43,219
	Yunnan Water Investment Co., Ltd., Class H	63,000	7,796
#	Yuzhou Group Holdings Co., Ltd.	759,110	264,385
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	2,129	98,028
	Zhaojin Mining Industry Co., Ltd., Class H	272,500	293,197
	Zhefu Holding Group Co., Ltd., Class A	87,300	64,195
*	Zhejiang Century Huatong Group Co., Ltd., Class A	143,820	137,861
	Zhejiang Chint Electrics Co., Ltd., Class A	24,300	138,766
	Zhejiang Communications Technology Co., Ltd.	25,700	20,085
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	29,000	18,848

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Crystal-Optech Co., Ltd., Class A	13,900	$22,915
	Zhejiang Dahua Technology Co., Ltd., Class A	44,802	168,414
	Zhejiang Dingli Machinery Co., Ltd., Class A	1,500	26,892
	Zhejiang Expressway Co., Ltd., Class H	334,000	270,108
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	9,500	20,428
	Zhejiang Hailiang Co., Ltd., Class A	26,100	32,776
	Zhejiang Hangmin Co., Ltd., Class A	16,190	13,930
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	16,500	19,667
	Zhejiang Huace Film & TV Co., Ltd., Class A	38,900	41,491
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	19,800	74,873
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	2,200	33,546
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	32,200	40,422
	Zhejiang Jianfeng Group Co., Ltd., Class A	8,900	17,684
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	38,913
*	Zhejiang Jingu Co., Ltd., Class A	22,000	26,631
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	8,600	12,988
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	46,900	27,445
	Zhejiang Juhua Co., Ltd., Class A	51,000	69,421
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	12,100	25,734
	Zhejiang Longsheng Group Co., Ltd., Class A	59,300	125,324
	Zhejiang Medicine Co., Ltd., Class A	8,216	17,258
	Zhejiang Meida Industrial Co., Ltd., Class A	10,600	31,731
*	Zhejiang Narada Power Source Co., Ltd., Class A	9,500	17,746
	Zhejiang NHU Co., Ltd., Class A	20,600	118,066
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	46,900	40,646
	Zhejiang Runtu Co., Ltd., Class A	23,800	35,838
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	16,300	57,686
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	22,500	122,039
	Zhejiang Semir Garment Co., Ltd., Class A	26,300	34,945
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	1,600	18,873
	Zhejiang Wanliyang Co., Ltd., Class A	15,300	17,455
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	3,600	9,665
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	9,600	31,507
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	8,100	116,404
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	15,411	26,686
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	13,000	20,409
	Zhejiang Yankon Group Co., Ltd., Class A	35,700	19,447
	Zhejiang Yasha Decoration Co., Ltd., Class A	9,300	12,675
*	Zhejiang Yongtai Technology Co., Ltd., Class A	28,200	40,548
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	42,200	56,998
	Zhengzhou Yutong Bus Co., Ltd., Class A	18,900	40,639
	Zhenro Properties Group, Ltd.	50,000	29,188
	Zheshang Securities Co., Ltd., Class A	20,000	40,769
	Zhong An Group, Ltd.	859,000	32,023
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	170,400	1,043,226
	Zhongji Innolight Co., Ltd., Class A	9,600	76,675
	Zhongjin Gold Corp., Ltd., Class A	29,400	38,092
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	36,800	23,983
	Zhongshan Public Utilities Group Co., Ltd., Class A	12,200	14,779
	Zhongsheng Group Holdings, Ltd.	146,500	857,961
*	Zhongtian Financial Group Co., Ltd., Class A	100,000	41,615
	Zhongyu Gas Holdings, Ltd.	79,000	70,674
	Zhongyuan Bank Co., Ltd., Class H	126,000	17,183
*	Zhuguang Holdings Group Co., Ltd.	42,000	5,632
*	Zhuhai Holdings Investment Group, Ltd.	56,000	21,242
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,800	16,439
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	148,100	741,720
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	6,000	64,311
	Zhuzhou Kibing Group Co., Ltd., Class A	34,400	65,167

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	33,700	$49,184
*	ZJBC Information Technology Co., Ltd., Class A	10,460	8,166
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	286,400	391,375
#	ZTE Corp., Class H	162,800	460,682
	ZTO Express Cayman, Inc., ADR	40,080	1,325,846
TOTAL CHINA			323,644,288
COLOMBIA — (0.1%)
	Banco de Bogota SA	955	22,316
	Bancolombia SA, Sponsored ADR	5,871	206,600
	Bancolombia SA	16,045	137,567
	Celsia SA ESP	70,388	94,666
#	Grupo Aval Acciones y Valores SA, ADR	5,000	32,050
	Grupo de Inversiones Suramericana SA	26,751	170,145
	Grupo Energia Bogota SA ESP	171,893	125,753
	Interconexion Electrica SA ESP	43,920	283,775
	Mineros SA	23,169	27,908
TOTAL COLOMBIA			1,100,780
CZECH REPUBLIC — (0.1%)
*	Komercni banka A.S.	8,507	258,204
*	Moneta Money Bank A.S.	39,351	133,616
	O2 Czech Republic A.S.	5,693	66,833
TOTAL CZECH REPUBLIC			458,653
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	54,917	216,924
GREECE — (0.2%)
*	Aegean Airlines SA	2,273	11,326
*	Alpha Bank AE	93,904	84,960
	Athens Water Supply & Sewage Co. SA	7,405	58,782
	Autohellas Tourist and Trading SA	4,282	28,541
	Bank of Greece	3,592	67,744
*	Ellaktor SA	12,618	21,336
*	Eurobank Ergasias Services and Holdings SA, Class A	244,180	161,281
*	Fourlis Holdings SA	12,956	59,189
*	GEK Terna Holding Real Estate Construction SA	11,544	100,160
	Hellenic Exchanges - Athens Stock Exchange SA	4,772	20,195
	Hellenic Petroleum SA	7,269	48,257
	Hellenic Telecommunications Organization SA	10,568	153,613
	Holding Co. ADMIE IPTO SA	18,379	53,064
	JUMBO SA	6,925	108,480
*	LAMDA Development SA	8,631	66,273
	Motor Oil Hellas Corinth Refineries SA	7,797	109,600
	OPAP SA	13,176	161,303
*	Piraeus Financial Holdings SA	36,515	39,547
	Piraeus Port Authority SA	2,090	47,496
	Quest Holdings SA	1,155	14,355
	Sarantis SA	5,400	59,423
	Terna Energy SA	13,676	233,155
TOTAL GREECE			1,708,080
HONG KONG — (0.3%)
#*	Beijing Energy International Holding Co., Ltd.	1,100,000	35,356
*	Mobvista, Inc.	91,000	70,453
	Shenzhou International Group Holdings, Ltd.	118,800	2,316,778

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	SIM Technology Group, Ltd.	262,000	$11,627
	Wharf Holdings, Ltd. (The)	177,000	389,452
TOTAL HONG KONG			2,823,666
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications P.L.C.	133,563	178,100
*	OTP Bank Nyrt	16,978	774,125
	Richter Gedeon Nyrt	14,692	413,866
TOTAL HUNGARY			1,366,091
INDIA — (10.2%)
*	3M India, Ltd.	545	143,488
	Aarti Drugs, Ltd.	4,033	37,468
	Aarti Industries, Ltd.	11,529	182,920
	ABB India, Ltd.	1,001	18,991
*	ABB Powar Products & System India, Ltd.	362	5,999
	Abbott India, Ltd.	126	24,502
	ACC, Ltd.	562	12,332
*	Adani Green Energy, Ltd.	49,657	696,894
	Adani Ports & Special Economic Zone, Ltd.	62,408	435,300
*	Adani Transmissions, Ltd.	39,947	252,337
*	Aditya Birla Capital, Ltd.	119,888	133,049
*	Aditya Birla Fashion and Retail, Ltd.	31,878	65,337
	Advanced Enzyme Technologies, Ltd.	14,393	62,909
	Aegis Logistics, Ltd.	22,176	85,909
	AIA Engineering, Ltd.	4,253	113,952
	Ajanta Pharma, Ltd.	6,134	147,449
	Akzo Nobel India, Ltd.	2,395	73,257
	Alembic Pharmaceuticals, Ltd.	14,406	186,470
	Alembic, Ltd.	8,597	10,934
	Allcargo Logistics, Ltd.	7,609	13,566
	Amara Raja Batteries, Ltd.	13,947	175,215
	Amber Enterprises India, Ltd.	1,804	63,177
*	APL Apollo Tubes, Ltd.	6,695	83,017
	Apollo Hospitals Enterprise, Ltd.	12,379	433,990
	Apollo Tyres, Ltd.	22,890	61,460
*	Arvind Fashions, Ltd.	3,714	7,355
	Asahi India Glass, Ltd.	6,004	21,655
	Ashok Leyland, Ltd.	266,160	400,618
*	Ashoka Buildcon, Ltd.	30,382	36,207
	Asian Paints, Ltd.	48,296	1,594,683
*	Aster DM Healthcare, Ltd.	6,444	13,954
	Astral Poly Technik, Ltd.	5,685	132,538
	AstraZeneca Pharma India, Ltd.	1,043	51,711
	Atul, Ltd.	3,280	286,559
*	AU Small Finance Bank, Ltd.	8,007	94,891
	Aurobindo Pharma, Ltd.	67,473	835,965
	Automotive Axles, Ltd.	818	11,125
	Avanti Feeds, Ltd.	6,687	46,549
*	Avenue Supermarts, Ltd.	9,275	342,390
*	Axis Bank, Ltd.	81,782	745,102
	Bajaj Auto, Ltd.	7,590	418,051
*	Bajaj Consumer Care, Ltd.	27,901	79,757
*	Bajaj Electricals, Ltd.	4,900	48,626
	Bajaj Finance, Ltd.	13,052	843,163
	Bajaj Finserv, Ltd.	5,342	636,277
	Bajaj Holdings & Investment, Ltd.	3,775	167,111
	Balaji Amines, Ltd.	1,721	26,445

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balkrishna Industries, Ltd.	9,931	$215,681
	Balmer Lawrie & Co., Ltd.	12,266	19,903
*	Balrampur Chini Mills, Ltd.	14,596	33,915
*	Bank of Baroda	154,732	144,422
*	Bank of Maharashtra	198,188	40,808
	BASF India, Ltd.	3,016	65,038
	Bata India, Ltd.	8,100	166,574
	Bayer CropScience, Ltd.	682	50,285
	BEML, Ltd.	5,211	64,917
	Berger Paints India, Ltd.	63,137	615,645
*	BF Utilities, Ltd.	2,290	8,434
	Bhansali Engineering Polymers, Ltd.	9,448	18,451
	Bharat Electronics, Ltd.	274,472	486,100
*	Bharat Heavy Electricals, Ltd.	159,471	78,756
	Bharat Petroleum Corp., Ltd.	117,898	622,241
	Bharti Airtel, Ltd.	104,901	792,484
*	Biocon, Ltd.	40,457	206,338
	Birlasoft, Ltd.	54,014	184,347
	Bliss Gvs Pharma, Ltd.	4,620	11,556
*	Blue Dart Express, Ltd.	756	41,253
	Blue Star, Ltd.	6,322	63,961
	Bombay Dyeing & Manufacturing Co., Ltd.	22,860	23,043
*	Borosil, Ltd.	3,668	9,124
	Bosch, Ltd.	933	195,372
	Brigade Enterprises, Ltd.	14,626	47,749
	Britannia Industries, Ltd.	6,088	292,072
	BSE, Ltd.	1,554	12,501
	Cadila Healthcare, Ltd.	50,664	312,707
	Can Fin Homes, Ltd.	10,090	66,259
*	Canara Bank	28,385	51,676
*	Capacit'e Infraprojects, Ltd.	4,149	9,257
	Caplin Point Laboratories, Ltd.	5,678	35,609
	Carborundum Universal, Ltd.	7,868	43,604
	Care Ratings, Ltd.	1,129	7,446
	Castrol India, Ltd.	110,715	194,287
	CCL Products India, Ltd.	13,803	45,182
	Ceat, Ltd.	2,626	52,980
	Central Depository Services India, Ltd.	8,392	55,269
	Century Plyboards India, Ltd.	14,781	53,391
	Century Textiles & Industries, Ltd.	6,510	37,096
	Cera Sanitaryware, Ltd.	1,024	48,005
	Chambal Fertilizers & Chemicals, Ltd.	14,384	47,149
	Cholamandalam Financial Holdings, Ltd.	16,250	110,436
	Cholamandalam Investment and Finance Co., Ltd.	82,426	450,593
	Cipla, Ltd.	55,986	634,350
	City Union Bank, Ltd.	55,299	128,769
	Cochin Shipyard, Ltd.	9,822	46,837
	Coforge, Ltd.	7,803	253,834
	Colgate-Palmolive India, Ltd.	20,456	448,683
	Container Corp. Of India, Ltd.	24,423	146,047
	Coromandel International, Ltd.	19,768	228,952
*	CreditAccess Grameen, Ltd.	4,895	46,443
	CRISIL, Ltd.	2,050	53,452
	Cummins India, Ltd.	16,696	150,629
	Cyient, Ltd.	11,868	97,526
	Dabur India, Ltd.	57,436	403,725
	DB Corp., Ltd.	13,047	14,604
*	DCB Bank, Ltd.	22,733	31,218
	DCM Shriram, Ltd.	8,501	50,642

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	5,152	$10,950
	Deepak Nitrite, Ltd.	19,873	263,883
	Delta Corp., Ltd.	18,026	36,482
*	DEN Networks, Ltd.	22,281	17,893
	Dhampur Sugar Mills, Ltd.	5,947	13,044
	Dhani Services, Ltd.	36,743	168,989
	Dhanuka Agritech, Ltd.	2,766	28,121
	Dilip Buildcon, Ltd.	8,553	49,536
*	Dish TV India, Ltd.	197,302	33,077
*	Dishman Carbogen Amcis, Ltd.	8,585	14,427
	Divi's Laboratories, Ltd.	14,213	656,687
	Dixon Technologies India, Ltd.	515	99,452
	DLF, Ltd.	48,720	170,462
	Dr Lal PathLabs, Ltd.	5,808	178,845
*	DRC Systems India Pvt, Ltd.	78	13
	eClerx Services, Ltd.	6,418	85,960
*	Edelweiss Financial Services, Ltd.	71,886	61,722
	Eicher Motors, Ltd.	20,190	761,499
*	EID Parry India, Ltd.	21,507	100,731
	Elgi Equipments, Ltd.	11,526	24,951
	Emami, Ltd.	36,227	249,331
	Endurance Technologies, Ltd.	4,378	83,228
	Engineers India, Ltd.	29,335	29,201
	EPL, Ltd.	33,737	112,848
	Eris Lifesciences, Ltd.	6,849	56,970
	ESAB India, Ltd.	828	19,773
	Escorts, Ltd.	12,978	214,245
	Excel Industries, Ltd.	1,401	15,984
	Exide Industries, Ltd.	88,342	232,449
	FDC, Ltd.	6,240	24,827
*	Federal Bank, Ltd.	237,904	236,100
	Finolex Cables, Ltd.	13,770	69,270
	Finolex Industries, Ltd.	8,885	70,525
	Firstsource Solutions, Ltd.	105,179	125,668
	Force Motors, Ltd.	1,031	19,028
*	Fortis Healthcare, Ltd.	83,128	183,967
*	Future Lifestyle Fashions, Ltd.	7,133	8,581
	Gabriel India, Ltd.	5,802	8,919
	Galaxy Surfactants, Ltd.	4,104	116,138
	Garware Technical Fibres, Ltd.	665	20,750
	Gateway Distriparks, Ltd.	4,366	9,414
*	GE T&D India, Ltd.	2,445	3,912
*	General Insurance Corp. of India	8,648	15,617
*	GFL, Ltd.	8,709	10,451
	GHCL, Ltd.	7,976	22,238
	Gillette India, Ltd.	1,326	101,428
	GlaxoSmithKline Pharmaceuticals, Ltd.	2,028	40,748
	Glenmark Pharmaceuticals, Ltd.	17,332	112,150
	GMM Pfaudler, Ltd.	742	36,231
	Godrej Consumer Products, Ltd.	51,727	530,563
*	Godrej Industries, Ltd.	14,812	88,687
*	Godrej Properties, Ltd.	3,360	58,096
	Granules India, Ltd.	27,971	128,294
	Graphite India, Ltd.	9,099	39,196
	Grasim Industries, Ltd.	42,219	612,918
*	Greaves Cotton, Ltd.	10,547	12,280
	Greenply Industries, Ltd.	12,971	20,939
	Grindwell Norton, Ltd.	8,101	76,417
	Gujarat Alkalies & Chemicals, Ltd.	4,834	21,433

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports, Ltd.	6,562	$12,700
*	Gujarat Fluorochemicals, Ltd.	3,681	28,548
	Gujarat Gas, Ltd.	31,986	161,904
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,305	55,457
	Gujarat Pipavav Port, Ltd.	46,788	55,500
	Gujarat State Fertilizers & Chemicals, Ltd.	11,582	12,111
	Gujarat State Petronet, Ltd.	46,074	125,270
	Gulf Oil Lubricants India, Ltd.	2,672	25,420
	Hatsun Agro Products, Ltd.	7,173	68,752
	Havells India, Ltd.	43,518	621,869
	HCL Technologies, Ltd.	156,763	1,959,472
	HDFC Asset Management Co., Ltd.	8,317	328,327
*	HDFC Life Insurance Co., Ltd.	50,406	469,041
	HEG, Ltd.	875	11,182
*	Hemisphere Properties India, Ltd.	3,759	7,119
	Heritage Foods, Ltd.	2,344	8,898
	Hero MotoCorp, Ltd.	24,759	1,107,968
	Hester Biosciences, Ltd.	445	10,291
*	HFCL, Ltd.	153,778	60,960
	Hikal, Ltd.	5,929	13,777
	Himadri Speciality Chemical, Ltd.	9,211	5,624
	Himatsingka Seide, Ltd.	6,366	12,615
	Hinduja Global Solutions, Ltd.	1,132	17,204
	Hindustan Aeronautics, Ltd.	2,769	35,001
*	Hindustan Construction Co., Ltd.	72,337	8,012
*	Hindustan Oil Exploration Co., Ltd.	9,749	10,479
	Hindustan Unilever, Ltd.	72,546	2,246,618
	Honda India Power Products, Ltd.	168	2,354
	Honeywell Automation India, Ltd.	654	350,275
	Housing Development Finance Corp., Ltd.	101,287	3,293,817
	Huhtamaki India, Ltd.	5,375	22,105
*	ICICI Bank, Ltd., Sponsored ADR	148,600	2,243,860
*	ICICI Bank, Ltd.	84,009	623,204
*	ICICI Lombard General Insurance Co., Ltd.	31,542	571,734
*	ICICI Prudential Life Insurance Co., Ltd.	24,359	160,715
	ICICI Securities, Ltd.	12,439	69,741
	ICRA, Ltd.	250	9,568
*	IDFC First Bank, Ltd.	480,194	310,378
*	IDFC, Ltd.	282,899	169,386
*	IFB Industries, Ltd.	864	16,195
*	IFCI, Ltd.	73,561	8,951
	IIFL Finance, Ltd.	26,619	53,452
	IIFL Securities, Ltd.	5,801	3,681
	IIFL Wealth Management, Ltd.	4,186	58,875
	Indiabulls Housing Finance, Ltd.	56,271	147,177
*	Indiabulls Real Estate, Ltd.	23,832	24,112
	IndiaMart InterMesh, Ltd.	1,805	192,291
*	Indian Bank	26,880	32,259
	Indian Energy Exchange, Ltd.	7,056	23,840
*	Indian Overseas Bank	48,120	7,209
	Indo Count Industries, Ltd.	12,042	22,548
	Indoco Remedies, Ltd.	3,059	12,503
*	IndoStar Capital Finance, Ltd.	2,324	10,452
	Indraprastha Gas, Ltd.	52,541	370,187
	Indus Towers, Ltd.	43,430	137,673
*	IndusInd Bank, Ltd.	10,784	125,707
*	Infibeam Avenues, Ltd.	32,279	33,552
	Info Edge India, Ltd.	7,025	422,794
	Infosys, Ltd., Sponsored ADR	263,821	4,453,298

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Infosys, Ltd.	219,177	$3,746,707
*	Inox Leisure, Ltd.	12,248	53,687
*	Intellect Design Arena, Ltd.	6,762	30,187
	IOL Chemicals and Pharmaceuticals, Ltd.	2,089	19,366
	Ipca Laboratories, Ltd.	16,855	429,992
	IRB Infrastructure Developers, Ltd.	27,242	40,009
	IRCON International, Ltd.	9,355	10,752
	ITD Cementation India, Ltd.	9,348	8,044
*	Jagran Prakashan, Ltd.	12,267	6,867
	Jamna Auto Industries, Ltd.	11,234	9,379
	JB Chemicals & Pharmaceuticals, Ltd.	6,166	84,689
	Jindal Poly Films, Ltd.	3,327	20,458
	Jindal Saw, Ltd.	18,284	17,799
*	Jindal Stainless, Ltd.	36,834	40,619
	JK Paper, Ltd.	16,886	29,608
	JM Financial, Ltd.	70,877	77,588
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,005	33,344
	JTEKT India, Ltd.	7,355	8,729
	Jubilant Foodworks, Ltd.	8,425	299,409
*	Just Dial, Ltd.	7,528	61,733
	Jyothy Labs, Ltd.	14,344	31,769
	Kajaria Ceramics, Ltd.	14,681	165,034
	Kalpataru Power Transmission, Ltd.	6,093	26,312
	Kansai Nerolac Paints, Ltd.	30,213	231,530
*	Karnataka Bank, Ltd. (The)	24,405	20,065
*	Karur Vysya Bank, Ltd. (The)	45,425	26,327
	Kaveri Seed Co., Ltd.	2,830	21,241
	KEC International, Ltd.	21,957	107,925
	KEI Industries, Ltd.	10,834	69,283
*	Kennametal India, Ltd.	771	9,255
	Kirloskar Oil Engines, Ltd.	7,384	12,451
	KNR Constructions, Ltd.	12,651	64,062
*	Kotak Mahindra Bank, Ltd.	21,409	500,809
	KPIT Technologies, Ltd.	17,211	33,206
	KPR Mill, Ltd.	3,283	41,005
	KRBL, Ltd.	8,804	28,484
	KSB, Ltd.	1,450	12,584
	LA Opala RG, Ltd.	5,178	15,333
	Lakshmi Machine Works, Ltd.	252	18,286
	Laurus Labs, Ltd.	73,254	345,147
	LIC Housing Finance, Ltd.	66,048	358,527
	LT Foods, Ltd.	20,125	14,919
	Lupin, Ltd.	36,360	501,722
	LUX Industries, Ltd.	1,356	30,462
	Mahanagar Gas, Ltd.	8,072	114,370
	Maharashtra Scooters, Ltd.	592	29,186
*	Mahindra & Mahindra Financial Services, Ltd.	127,326	267,912
	Mahindra & Mahindra, Ltd.	95,721	984,968
*	Mahindra CIE Automotive, Ltd.	9,912	22,117
*	Mahindra Lifespace Developers, Ltd.	2,324	12,416
	Mahindra Logistics, Ltd.	1,996	12,803
	Majesco, Ltd.	1,448	795
	Manappuram Finance, Ltd.	62,373	133,608
*	Mangalore Refinery & Petrochemicals, Ltd.	16,296	7,966
	Marico, Ltd.	151,690	861,064
	Marksans Pharma, Ltd.	43,728	33,299
	Maruti Suzuki India, Ltd.	7,424	733,321
	MAS Financial Services, Ltd.	2,038	24,536
	Mastek, Ltd.	1,601	24,673

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Max Financial Services, Ltd.	12,145	$113,484
*	Max Healthcare Institute, Ltd.	12,953	28,630
*	Max India, Ltd.	2,617	2,185
	Meghmani Organics, Ltd.	26,124	28,102
	Metropolis Healthcare, Ltd.	2,930	83,811
	Minda Industries, Ltd.	7,008	43,562
	Mindtree, Ltd.	17,687	397,205
	MOIL, Ltd.	8,751	16,244
	Motherson Sumi Systems, Ltd.	132,183	262,706
	Motilal Oswal Financial Services, Ltd.	4,909	41,281
	Mphasis, Ltd.	28,724	604,702
	MRF, Ltd.	106	121,832
	Muthoot Finance, Ltd.	24,426	370,719
	Narayana Hrudayalaya, Ltd.	9,944	61,011
	Natco Pharma, Ltd.	13,995	170,278
	Navin Fluorine International, Ltd.	2,759	86,432
	Navneet Education, Ltd.	15,738	17,558
	NBCC India, Ltd.	74,349	31,615
	NESCO, Ltd.	2,189	17,330
	NHPC, Ltd.	39,118	13,005
	NIIT, Ltd.	14,595	37,530
	Nilkamal, Ltd.	1,547	31,904
	NOCIL, Ltd.	13,293	26,058
*	Oberoi Realty, Ltd.	23,982	174,011
*	Omaxe, Ltd.	8,455	8,559
	Oracle Financial Services Software, Ltd.	7,013	308,652
	Orient Electric, Ltd.	13,740	47,661
	Page Industries, Ltd.	1,176	439,229
	Persistent Systems, Ltd.	11,514	241,097
	Petronet LNG, Ltd.	220,988	718,890
	Pfizer, Ltd.	1,088	68,922
	Phillips Carbon Black, Ltd.	11,681	30,502
*	Phoenix Mills, Ltd. (The)	5,378	54,794
	PI Industries, Ltd.	11,536	324,219
	Pidilite Industries, Ltd.	15,132	348,615
	Piramal Enterprises, Ltd.	7,781	139,112
*	PNB Housing Finance, Ltd.	10,091	45,974
	PNC Infratech, Ltd.	10,627	27,476
	Poly Medicure, Ltd.	3,019	20,909
	Polyplex Corp., Ltd.	4,314	40,921
	Power Finance Corp., Ltd.	223,487	336,911
	Power Grid Corp. of India, Ltd.	146,026	367,425
	Praj Industries, Ltd.	12,614	19,818
	Prestige Estates Projects, Ltd.	25,242	92,260
*	Prism Johnson, Ltd.	6,480	7,941
	Procter & Gamble Health, Ltd.	838	81,605
	Procter & Gamble Hygiene & Health Care, Ltd.	1,819	279,581
	PSP Projects, Ltd.	1,462	8,285
	PTC India, Ltd.	60,730	50,565
*	Punjab National Bank	92,578	42,428
	PVR, Ltd.	8,819	170,568
*	Quess Corp., Ltd.	19,980	158,303
	Radico Khaitan, Ltd.	13,721	91,370
	Rain Industries, Ltd.	11,199	19,258
	Rajesh Exports, Ltd.	11,184	73,118
	Rallis India, Ltd.	17,572	65,615
	Rashtriya Chemicals & Fertilizers, Ltd.	32,145	23,701
*	Raymond, Ltd.	3,401	14,968
	RBL Bank, Ltd.	51,085	149,737

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	REC, Ltd.	190,865	$346,070
	Redington India, Ltd.	77,403	141,905
*	Relaxo Footwears, Ltd.	7,988	89,950
	Sanofi India, Ltd.	970	103,327
*	SBI Life Insurance Co., Ltd.	26,864	318,166
	Schaeffler India, Ltd.	1,646	96,875
*	Schneider Electric Infrastructure, Ltd.	8,940	11,633
	Security & Intelligence Services India, Ltd.	6,764	37,174
*	Sequent Scientific, Ltd.	11,712	33,658
	SH Kelkar & Co., Ltd.	17,897	29,420
	Sharda Cropchem, Ltd.	3,895	15,074
*	Sheela Foam, Ltd.	1,678	45,114
	Shilpa Medicare, Ltd.	7,105	40,948
*	Shoppers Stop, Ltd.	4,348	11,816
	Shriram City Union Finance, Ltd.	2,754	38,440
	Shriram Transport Finance Co., Ltd.	38,875	686,076
	Siemens, Ltd.	10,435	227,037
	SKF India, Ltd.	3,480	83,284
	Sobha, Ltd.	8,551	53,668
	Solar Industries India, Ltd.	6,085	99,485
	Solara Active Pharma Sciences, Ltd.	1,466	29,510
	Somany Home Innovation, Ltd.	1,816	4,218
	Sonata Software, Ltd.	19,857	106,206
*	South Indian Bank, Ltd. (The)	178,611	20,286
	SRF, Ltd.	7,316	535,422
	Sterlite Technologies, Ltd.	33,718	83,156
	Strides Pharma Science, Ltd.	10,689	119,232
	Subros, Ltd.	3,640	16,924
	Sudarshan Chemical Industries	1,652	11,465
	Sun Pharmaceutical Industries, Ltd.	81,535	655,806
	Sun TV Network, Ltd.	20,371	133,037
	Sundaram Finance, Ltd.	5,527	128,494
	Sundaram-Clayton, Ltd.	430	18,528
	Sundram Fasteners, Ltd.	7,035	53,704
	Sunteck Realty, Ltd.	6,996	30,708
	Suprajit Engineering, Ltd.	6,190	17,637
	Supreme Industries, Ltd.	12,543	309,908
	Suven Pharmaceuticals, Ltd.	8,138	51,413
*	Suvidhaa Infoserve Pvt, Ltd.	4,239	363
	Swaraj Engines, Ltd.	1,248	22,221
	Symphony, Ltd.	1,436	19,620
*	Syngene International, Ltd.	27,717	215,934
*	TAKE Solutions, Ltd.	12,235	9,187
	Tanla Solutions, Ltd.	9,038	84,856
	Tata Chemicals, Ltd.	3,783	24,546
	Tata Communications, Ltd.	5,896	81,165
	Tata Consultancy Services, Ltd.	90,562	3,872,432
	Tata Consumer Products, Ltd.	103,161	782,757
	Tata Elxsi, Ltd.	8,781	321,986
	Tata Metaliks, Ltd.	1,238	12,194
*	Tata Motors, Ltd.	438,199	1,564,441
	TCI Express, Ltd.	999	12,443
*	TCNS Clothing Co., Ltd.	1,322	7,231
	Tech Mahindra, Ltd.	120,488	1,581,292
	Techno Electric & Engineering Co., Ltd.	3,945	13,443
	Thermax, Ltd.	5,047	67,780
	Thyrocare Technologies, Ltd.	1,540	19,040
	Tide Water Oil Co India, Ltd.	356	20,817
	Time Technoplast, Ltd.	36,113	25,672

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Timken India, Ltd.	3,881	$63,807
	Tinplate Co. of India, Ltd. (The)	5,495	12,081
	Titan Co., Ltd.	35,413	688,780
	Torrent Pharmaceuticals, Ltd.	9,832	348,478
	Transport Corp. of India, Ltd.	5,905	20,068
	Trident, Ltd.	111,750	22,102
	Triveni Engineering & Industries, Ltd.	10,696	10,395
*	Triveni Turbine, Ltd.	7,486	8,654
	TTK Prestige, Ltd.	427	34,903
	Tube Investments of India, Ltd.	6,223	65,921
	TV Today Network, Ltd.	4,144	14,049
*	TV18 Broadcast, Ltd.	135,440	52,068
	TVS Motor Co., Ltd.	46,486	353,478
	TVS Srichakra, Ltd.	357	9,222
*	UCO Bank	74,869	13,206
	Uflex, Ltd.	7,791	38,399
	Ujjivan Financial Services, Ltd.	5,091	16,973
	Unichem Laboratories, Ltd.	2,495	9,731
*	Union Bank of India	103,814	43,761
	United Breweries, Ltd.	12,998	231,396
*	United Spirits, Ltd.	36,673	290,684
	UPL, Ltd.	144,540	1,113,027
*	VA Tech Wabag, Ltd.	3,517	8,960
	Vaibhav Global, Ltd.	1,061	38,001
	Vakrangee, Ltd.	91,017	65,105
*	Vardhman Textiles, Ltd.	3,949	56,115
	Varroc Engineering, Ltd.	2,039	11,709
	Varun Beverages, Ltd.	20,569	250,928
	Vesuvius India, Ltd.	776	10,995
	V-Guard Industries, Ltd.	18,837	59,464
	Vinati Organics, Ltd.	4,692	77,656
	Vindhya Telelinks, Ltd.	373	4,114
	VIP Industries, Ltd.	7,986	37,134
*	V-Mart Retail, Ltd.	1,031	34,533
*	Vodafone Idea, Ltd.	1,340,975	202,431
	VRL Logistics, Ltd.	4,816	12,794
	Welspun Corp., Ltd.	19,810	32,362
	Welspun Enterprises, Ltd.	9,097	9,352
	West Coast Paper Mills, Ltd.	3,553	8,658
*	Westlife Development, Ltd.	4,438	28,216
	Whirlpool of India, Ltd.	6,335	221,056
	Wipro, Ltd.	211,406	1,216,888
*	Wockhardt, Ltd.	6,661	43,605
*	Yes Bank, Ltd.	108,012	23,245
	Zee Entertainment Enterprises, Ltd.	204,321	612,158
	Zensar Technologies, Ltd.	18,152	58,574
	Zydus Wellness, Ltd.	801	21,066
TOTAL INDIA			86,186,249
INDONESIA — (1.2%)
	Ace Hardware Indonesia Tbk PT	1,228,400	136,301
*	Acset Indonusa Tbk PT	1,065,400	26,358
	Adhi Karya Persero Tbk PT	501,300	48,633
*	Adi Sarana Armada Tbk PT	200,800	11,503
*	Agung Semesta Sejahtera Tbk PT	344,900	1,231
*	Alam Sutera Realty Tbk PT	2,532,800	34,492
	Arwana Citramulia Tbk PT	245,400	11,544
	Astra Otoparts Tbk PT	111,600	8,019
*	Asuransi Kresna Mitra Tbk PT	15,000	1,010

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Brisyariah Tbk PT	260,600	$45,237
	Bank BTPN Syariah Tbk PT	224,800	54,325
	Bank Central Asia Tbk PT	691,900	1,664,109
	Bank Danamon Indonesia Tbk PT	99,600	20,243
	Bank Mandiri Persero Tbk PT	1,292,100	604,510
	Bank Negara Indonesia Persero Tbk PT	670,700	263,889
*	Bank Pan Indonesia Tbk PT	341,300	24,241
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	484,300	50,530
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	14,940
	Bank Rakyat Indonesia Persero Tbk PT	3,307,000	980,416
	Bank Tabungan Negara Persero Tbk PT	597,400	66,491
*	Barito Pacific Tbk PT	1,757,200	110,310
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	22,928
	BFI Finance Indonesia Tbk PT	989,700	47,501
	BISI International Tbk PT	170,900	13,824
*	Blue Bird Tbk PT	152,000	13,155
*	Bumi Serpong Damai Tbk PT	1,158,500	92,583
*	Capital Financial Indonesia Tbk PT	723,600	18,557
	Ciputra Development Tbk PT	2,351,400	149,693
	Elnusa Tbk PT	509,600	12,943
*	Erajaya Swasembada Tbk PT	575,300	113,119
*	Gajah Tunggal Tbk PT	272,300	13,518
*	Hanson International Tbk PT	8,134,100	5,435
*	Harum Energy Tbk PT	69,100	23,916
*	Indofarma Persero Tbk PT	49,800	10,601
	Indofood CBP Sukses Makmur Tbk PT	266,300	172,520
	Indofood Sukses Makmur Tbk PT	922,100	396,827
	Indomobil Sukses Internasional Tbk PT	220,000	14,376
*	Indosat Tbk PT	174,100	62,158
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,108,000	57,599
*	Inti Agri Resources Tbk PT	550,900	368
*	Intiland Development Tbk PT	880,700	12,776
	Jasa Marga Persero Tbk PT	520,700	159,958
	Jaya Real Property Tbk PT	709,100	27,251
	Kalbe Farma Tbk PT	5,235,400	545,735
*	KMI Wire & Cable Tbk PT	229,100	6,379
*	Krakatau Steel Persero Tbk PT	505,200	20,799
*	Kresna Graha Investama Tbk PT	1,622,300	7,961
	Link Net Tbk PT	207,000	41,992
*	Lippo Karawaci Tbk PT	7,539,000	93,645
*	Map Aktif Adiperkasa PT	74,500	12,650
*	Matahari Department Store Tbk PT	534,200	43,436
	Mayora Indah Tbk PT	562,000	111,644
*	Media Nusantara Citra Tbk PT	1,590,600	116,837
*	Merdeka Copper Gold Tbk PT	1,060,500	191,905
	Metrodata Electronics Tbk PT	291,800	30,332
*	Mitra Adiperkasa Tbk PT	2,202,600	120,526
	Mitra Keluarga Karyasehat Tbk PT	411,800	85,031
	Mitra Pinasthika Mustika Tbk PT	193,500	6,850
*	MNC Land Tbk PT	1,993,200	14,342
*	MNC Vision Networks Tbk PT	1,643,800	32,328
	Nippon Indosari Corpindo Tbk PT	140,600	14,519
	Pabrik Kertas Tjiwi Kimia Tbk PT	207,400	193,879
*	Pakuwon Jati Tbk PT	1,464,400	49,999
*	Pan Brothers Tbk PT	209,300	2,839
*	Panin Financial Tbk PT	2,781,700	47,747
*	Paninvest Tbk PT	332,500	19,019
*	Pollux Properti Indonesia Tbk PT	27,200	7,646
*	Pool Advista Indonesia Tbk PT	64,100	86

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	PP Persero Tbk PT	642,300	$74,399
	Puradelta Lestari Tbk PT	1,985,600	30,781
	Ramayana Lestari Sentosa Tbk PT	780,900	35,749
*	Rimo International Lestari Tbk PT	3,949,000	2,639
	Sarana Menara Nusantara Tbk PT	4,637,000	316,510
*	Sariguna Primatirta Tbk PT	464,300	15,880
	Selamat Sempurna Tbk PT	271,800	23,799
*	Sentul City Tbk PT	3,623,000	12,906
*	Siloam International Hospitals Tbk PT	55,500	20,536
*	Smartfren Telecom Tbk PT	3,180,600	12,205
	Sri Rejeki Isman Tbk PT	1,498,800	22,565
	Sumber Alfaria Trijaya Tbk PT	393,000	21,835
*	Summarecon Agung Tbk PT	1,833,300	90,245
*	Surya Citra Media Tbk PT	1,950,200	301,501
*	Surya Esa Perkasa Tbk PT	995,400	13,501
	Surya Semesta Internusa Tbk PT	1,357,500	43,459
	Telkom Indonesia Persero Tbk PT	826,500	182,673
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	11,298	254,318
*	Timah Tbk PT	194,800	23,354
	Tower Bersama Infrastructure Tbk PT	1,092,900	173,876
*	Trada Alam Minera Tbk PT	1,606,700	1,074
	Transcoal Pacific Tbk PT	25,400	13,778
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,229,800	132,265
	Unilever Indonesia Tbk PT	884,600	435,801
*	Vale Indonesia Tbk PT	172,400	67,148
	Waskita Beton Precast Tbk PT	2,650,700	47,087
	Waskita Karya Persero Tbk PT	1,152,400	115,725
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	9,588
	Wijaya Karya Beton Tbk PT	1,541,400	37,454
	Wijaya Karya Persero Tbk PT	761,600	97,182
	XL Axiata Tbk PT	613,300	96,670
TOTAL INDONESIA			10,164,567
MALAYSIA — (1.5%)
	Duopharma Biotech Bhd	77,918	68,054
#	Aeon Co. M Bhd	138,700	31,678
	AEON Credit Service M Bhd	21,100	56,300
	AFFIN Bank Bhd	46,685	18,900
	Ajinomoto Malaysia Bhd	4,200	15,867
*	Alliance Bank Malaysia Bhd	113,600	69,514
	Allianz Malaysia Bhd	10,400	34,714
	AMMB Holdings Bhd	192,600	146,432
	Apex Healthcare Bhd	13,800	11,438
	Astro Malaysia Holdings Bhd	227,500	47,705
*	Berjaya Corp. Bhd	448,760	19,937
*	Berjaya Land Bhd	294,800	12,746
	Berjaya Sports Toto Bhd	149,379	74,943
#	BIMB Holdings Bhd	53,500	52,846
*	Boustead Holdings Bhd	85,100	14,861
*	Bumi Armada Bhd	299,000	23,772
#	Cahya Mata Sarawak Bhd	104,300	48,787
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	169,652
	CB Industrial Product Holding Bhd	35,400	9,448
#	CIMB Group Holdings Bhd	259,728	246,153
#	Comfort Glove Bhd	110,600	85,557
*	Cypark Resources Bhd	50,300	16,702
#	D&O Green Technologies Bhd	157,400	106,150
	Daibochi Bhd	17,100	10,357
#	Datasonic Group Bhd	343,300	40,441

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Dayang Enterprise Holdings Bhd	169,420	$43,143
#	Dialog Group Bhd	396,200	296,966
	DiGi.Com Bhd	146,500	137,056
	DRB-Hicom Bhd	122,100	53,296
#	Dufu Technology Corp. Bhd	32,000	29,565
	Dutch Lady Milk Industries Bhd	2,500	21,497
	Eastern & Oriental Bhd	171,300	17,132
#	Eco World Development Group Bhd	269,500	33,173
#	Ekovest BHD	334,600	35,814
#*	Focus Dynamics Group Bhd	296,600	50,938
	Foundpac Group Bhd	94,300	23,002
	Fraser & Neave Holdings Bhd	22,800	179,438
	Frontken Corp. Bhd	105,100	120,361
	Gabungan AQRS Bhd	59,500	8,501
	Gadang Holdings Bhd	60,900	5,693
#	Gamuda Bhd	346,915	282,636
	Gas Malaysia Bhd	24,500	15,725
	Genting Bhd	70,800	69,499
	Genting Malaysia Bhd	319,400	193,987
	George Kent Malaysia Bhd	106,500	19,654
#	Globetronics Technology Bhd	139,600	109,627
#*	Green Packet Bhd	212,100	20,320
#	Guan Chong Bhd	76,000	46,454
	Hai-O Enterprise Bhd	19,100	9,986
	HAP Seng Consolidated Bhd	14,600	29,492
#	Hartalega Holdings Bhd	179,300	568,971
#	Heineken Malaysia Bhd	32,700	187,217
*	Hengyuan Refining Co. Bhd	31,700	37,426
	Hong Leong Bank Bhd	32,000	136,419
	Hong Leong Financial Group Bhd	23,500	94,824
	Hong Leong Industries Bhd	20,200	40,184
	Hup Seng Industries Bhd	52,600	12,350
	IHH Healthcare Bhd	75,100	94,780
	IJM Corp. Bhd	530,700	196,491
	IOI Properties Group Bhd	172,200	55,202
*	Iskandar Waterfront City Bhd	156,400	17,287
#*	JAKS Resources Bhd	487,500	81,039
#	JHM Consolidation Bhd	67,500	41,291
	Kenanga Investment Bank Bhd	64,500	21,317
	Kerjaya Prospek Group Bhd	130,895	31,838
*	KNM Group Bhd	1,071,400	47,101
#	Kossan Rubber Industries	282,000	309,680
	KPJ Healthcare Bhd	51,800	11,770
*	LBS Bina Group Bhd	93,730	9,575
	Leong Hup International Bhd	65,700	10,847
	Lii Hen Industries Bhd	23,500	22,259
	Lingkaran Trans Kota Holdings Bhd	21,900	21,010
	Lotte Chemical Titan Holding Bhd	125,500	73,140
	LPI Capital Bhd	34,800	112,420
	Luxchem Corp. Bhd	117,200	21,955
	Magni-Tech Industries Bhd	26,666	13,860
	Magnum Bhd	75,245	39,202
#	Mah Sing Group Bhd	56,900	11,275
	Malayan Banking Bhd	187,124	360,921
	Malaysia Airports Holdings Bhd	89,200	113,537
	Malaysia Building Society Bhd	453,341	66,578
#	Malaysian Pacific Industries Bhd	19,300	157,244
#	Malaysian Resources Corp. Bhd	582,100	55,095
	Matrix Concepts Holdings Bhd	100,900	42,353

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Maxis Bhd	103,400	$121,797
#	MBM Resources BHD	18,900	14,328
#	Mega First Corp. Bhd	53,500	94,375
	MMC Corp. Bhd	126,000	24,025
	MNRB Holdings Bhd	49,400	10,966
	Muhibbah Engineering M Bhd	92,800	18,870
	My EG Services Bhd	789,097	372,829
	OSK Holdings Bhd	267,600	53,205
	Padini Holdings Bhd	84,100	54,550
	Paramount Corp. Bhd	90,300	17,936
#	Pentamaster Corp. Bhd	150,150	234,558
	Perak Transit Bhd	39,466	7,889
	PESTECH International Bhd	102,900	22,212
	Petron Malaysia Refining & Marketing Bhd	24,600	26,637
#	Petronas Chemicals Group Bhd	102,900	170,118
	Petronas Dagangan Bhd	49,300	235,509
*	Pos Malaysia Bhd	59,400	14,453
#	Power Root Bhd	23,600	10,426
	PPB Group Bhd	30,800	140,718
	Press Metal Aluminium Holdings Bhd	144,300	284,231
	Public Bank Bhd	1,222,000	1,264,149
#	Ranhill Utilities Bhd	80,396	16,644
*	Revenue Group Bhd	69,500	22,080
	RHB Bank Bhd	193,100	243,008
	Rubberex Corp. M Bhd	41,000	17,559
	Sam Engineering & Equipment M Bhd	8,600	14,650
*	Sapura Energy Bhd	2,096,200	58,881
	Scientex Bhd	202,200	199,294
	Serba Dinamik Holdings Bhd	514,850	203,611
	Sime Darby Bhd	318,700	172,851
	Sime Darby Property Bhd	384,900	54,124
	SP Setia Bhd Group	347,664	78,432
	Sunway Bhd	229,600	85,073
	Sunway Construction Group Bhd	87,700	33,296
#*	Supermax Corp. Bhd	207,811	348,202
	Syarikat Takaful Malaysia Keluarga Bhd	83,900	89,060
#	Taliworks Corp. Bhd	120,500	23,905
	Telekom Malaysia Bhd	178,700	279,994
	TIME dotCom Bhd	32,100	110,229
*	Tropicana Corp. Bhd	71,896	15,279
*	Tune Protect Group Bhd	79,400	7,929
	Uchi Technologies Bhd	66,700	44,314
	UEM Edgenta Bhd	53,500	20,741
*	UEM Sunrise Bhd	197,400	18,195
	UMW Holdings Bhd	67,500	47,901
	UOA Development Bhd	99,000	39,137
*	Velesto Energy Bhd	705,900	20,768
	ViTrox Corp. Bhd	20,100	82,450
*	Vivocom International Holdings Bhd	117,200	27,909
#*	WCT Holdings Bhd	322,787	36,525
	Wellcall Holdings Bhd	99,500	26,285
	Westports Holdings Bhd	115,100	122,009
	Yinson Holdings Bhd	35,600	45,665
	YNH Property Bhd	46,800	31,715
#*	YTL Power International Bhd	389,631	63,072
TOTAL MALAYSIA			12,296,935
MEXICO — (1.5%)
#	ALEATICA S.A.B. de C.V.	8,989	9,318

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Alpek S.A.B. de C.V.	108,907	$93,080
*	Alsea S.A.B. de C.V.	48,300	54,193
#	America Movil S.A.B. de C.V.	1,345,127	895,701
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	59,205	782,098
#	Arca Continental S.A.B. de C.V.	38,501	175,254
#*	Axtel S.A.B. de C.V.	216,410	60,492
#*	Banco del Bajio SA	123,465	152,140
	Becle S.A.B. de C.V.	47,500	101,168
#	Bolsa Mexicana de Valores S.A.B. de C.V.	44,107	98,934
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,306	143,943
#	Coca-Cola Femsa S.A.B. de C.V.	37,525	163,910
*	Consorcio ARA S.A.B. de C.V.	434,433	73,115
*	Credito Real S.A.B. de C.V. SOFOM ER	64,783	34,100
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	30,351	96,106
#	Fomento Economico Mexicano S.A.B. de C.V.	68,949	469,549
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	77,577
*	Genomma Lab Internacional S.A.B. de C.V., Class B	148,578	151,340
*	Gentera S.A.B. de C.V.	73,417	28,759
	Gruma S.A.B. de C.V., Class B	44,591	489,437
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	81,434	476,392
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	90,607	911,065
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,677	262,803
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	4,770	75,083
	Grupo Bimbo S.A.B. de C.V., Class A	144,000	271,436
*	Grupo Carso S.A.B. de C.V.	9,800	24,616
	Grupo Comercial Chedraui S.A. de C.V.	103,475	140,834
	Grupo Elektra S.A.B. de C.V.	1,184	80,195
#*	Grupo Financiero Banorte S.A.B. de C.V., Class O	193,430	963,423
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	203,766	182,703
#*	Grupo GICSA SAB de CV	33,334	5,789
#	Grupo Herdez S.A.B. de C.V.	21,219	48,123
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	135,595	31,354
*	Grupo Industrial Saltillo S.A.B. de C.V.	42,709	55,212
	Grupo Lala S.A.B. de C.V.	85,493	62,392
#	Grupo Rotoplas S.A.B. de C.V.	62,144	67,119
#*	Grupo Televisa S.A.B.	309,547	470,534
*	Grupo Traxion S.A.B. de C.V.	41,850	40,198
	Industrias CH S.A.B. de C.V., Class B	11,751	63,527
	Industrias Penoles S.A.B. de C.V.	22,899	341,849
*	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	77,412
#	La Comer S.A.B. de C.V.	97,165	203,346
	Megacable Holdings S.A.B. de C.V.	157,636	571,901
*	Minera Frisco S.A.B. de C.V., Class A1	17,000	3,516
#*	Minera Frisco S.A.B. de C.V., Class A2	23,374	4,795
#	Orbia Advance Corp. S.A.B. de C.V.	305,903	653,918
*	Organizacion Soriana S.A.B. de C.V., Class B	37,341	34,465
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	38,085	287,175
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	17,726
#	Qualitas Controladora S.A.B. de C.V.	33,274	175,306
#*	Regional S.A.B. de C.V.	7,562	31,054
#*	Telesites S.A.B. de C.V.	152,711	155,177
#*	Unifin Financiera S.A.B. de C.V.	32,836	39,677
#	Wal-Mart de Mexico S.A.B. de C.V.	433,800	1,235,226
TOTAL MEXICO			12,215,555
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	3,000	7,170

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Credicorp, Ltd.	4,822	$724,891
TOTAL PERU			732,061
PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	160,200	25,022
	Aboitiz Equity Ventures, Inc.	50,560	41,806
	Alliance Global Group, Inc.	771,700	158,566
	Ayala Corp.	9,150	146,080
*	AyalaLand Logistics Holdings Corp.	407,000	23,212
	Bank of the Philippine Islands	7,780	12,846
	BDO Unibank, Inc.	34,770	72,604
	Bloomberry Resorts Corp.	300,200	49,611
*	Cebu Air, Inc.	6,050	5,968
	Cebu Landmasters, Inc.	116,000	11,949
*	CEMEX Holdings Philippines, Inc.	1,275,697	35,483
	China Banking Corp.	115,500	58,361
	Cosco Capital, Inc.	555,300	59,384
	D&L Industries, Inc.	827,600	113,907
*	DITO CME Holdings Corp.	166,900	41,515
	DM Wenceslao and Associates, Inc.	47,000	6,748
*	DoubleDragon Properties Corp.	170,500	50,659
*	East West Banking Corp.	89,900	18,283
	EEI Corp.	14,700	2,234
	Emperador, Inc.	439,800	91,366
	Filinvest Development Corp.	39,100	6,950
	Filinvest Land, Inc.	2,267,000	52,291
	First Philippine Holdings Corp.	15,510	24,341
*	Global Ferronickel Holdings, Inc.	336,000	16,079
	Globe Telecom, Inc.	1,700	68,535
	GT Capital Holdings, Inc.	20,880	231,219
*	Holcim Philippines, Inc.	64,000	7,955
*	Integrated Micro-Electronics, Inc.	206,100	55,136
	International Container Terminal Services, Inc.	202,220	497,929
	JG Summit Holdings, Inc.	72,313	91,117
	Jollibee Foods Corp.	50,750	187,122
	Lopez Holdings Corp.	119,000	9,206
	LT Group, Inc.	257,400	70,970
*	MacroAsia Corp.	27,600	2,973
	Manila Electric Co.	10,430	56,509
*	Manila Water Co., Inc.	131,100	39,470
*	Megawide Construction Corp.	126,100	18,619
	Megaworld Corp.	1,750,900	138,606
	Metropolitan Bank & Trust Co.	324,129	302,555
	Nickel Asia Corp.	608,000	59,175
	Petron Corp.	844,100	62,021
	Philex Mining Corp.	143,000	12,724
*	Philippine National Bank	63,540	33,671
	Philippine Seven Corp.	22,560	47,863
*	Pilipinas Shell Petroleum Corp.	147,200	61,815
#	PLDT, Inc., Sponsored ADR	3,879	115,788
	PLDT, Inc.	3,970	108,307
	Premium Leisure Corp.	695,000	6,354
	Puregold Price Club, Inc.	272,200	203,408
	Rizal Commercial Banking Corp.	34,700	12,751
	Robinsons Land Corp.	426,200	167,629
	Robinsons Retail Holdings, Inc.	93,270	118,570
	San Miguel Corp.	48,280	122,626
	Security Bank Corp.	34,120	91,975
	Shakey's Pizza Asia Ventures, Inc.	41,300	5,869

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	SM Investments Corp.	6,360	$130,063
	Universal Robina Corp.	45,940	128,910
	Vista Land & Lifescapes, Inc.	665,000	57,881
	Vistamalls, Inc.	23,100	1,988
	Wilcon Depot, Inc.	267,400	97,674
TOTAL PHILIPPINES			4,550,248
POLAND — (0.6%)
*	11 bit studios SA	239	30,950
*	Alior Bank SA	9,508	43,267
*	Alumetal SA	1,426	20,843
	Amica SA	1,140	42,571
*	AmRest Holdings SE	9,027	68,454
#	Asseco Poland SA	10,729	195,301
	Asseco South Eastern Europe SA	224	2,320
*	Bank Handlowy w Warszawie SA	3,731	38,727
*	Bank Ochrony Srodowiska SA	5,571	9,255
*	Bank Polska Kasa Opieki SA	11,642	198,147
*	Benefit Systems SA	112	25,003
*	Boryszew SA	21,148	16,878
	Budimex SA	3,500	303,178
*	CCC SA	2,356	52,115
#*	CD Projekt SA	4,274	348,541
*	Ciech SA	7,885	66,290
	ComArch SA	1,063	55,887
	Cyfrowy Polsat SA	32,083	262,720
	Develia SA	27,380	16,448
*	Dino Polska SA	5,859	411,458
	Dom Development SA	3,035	93,644
*	Echo Investment SA	1,023	1,162
*	Fabryki Mebli Forte SA	5,421	64,939
*	Famur SA	57,607	39,850
*	Globe Trade Centre SA	31,585	56,728
	Grupa Kety SA	2,737	350,613
*	ING Bank Slaski SA	1,504	68,951
*	Inter Cars SA	1,765	132,935
	Kernel Holding SA	7,700	112,520
*	KGHM Polska Miedz SA	12,077	607,868
*	KRUK SA	2,571	114,939
	LiveChat Software SA	1,170	35,060
*	LPP SA	144	296,079
*	mBank SA	2,374	124,144
	Neuca SA	90	16,424
*	Orange Polska SA	28,229	49,691
*	Powszechna Kasa Oszczednosci Bank Polski SA	32,010	247,151
*	Powszechny Zaklad Ubezpieczen SA	44,926	358,599
*	Santander Bank Polska SA	974	47,132
	Stalexport Autostrady SA	24,162	23,898
*	VRG SA	39,196	27,272
	Warsaw Stock Exchange	3,626	42,783
TOTAL POLAND			5,120,735
QATAR — (0.7%)
	Commercial Bank PSQC (The)	182,978	214,328
	Aamal Co.	540,523	127,417
	Al Khaleej Takaful Group QSC	22,342	16,831
	Al Khalij Commercial Bank PQSC	114,376	63,865
	Al Meera Consumer Goods Co. QSC	35,144	194,291

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Barwa Real Estate Co.	170,831	$154,852
*	Doha Bank QPSC	74,458	46,891
	Doha Insurance Co. QSC	16,409	6,941
*	Gulf International Services QSC	173,380	75,033
	Gulf Warehousing Co.	54,264	76,716
	Industries Qatar QSC	21,466	71,049
	Mannai Corp. QSC	25,238	21,117
	Masraf Al Rayan QSC	212,753	256,423
*	Mazaya Qatar Real Estate Development QSC	501,436	172,867
	Medicare Group	12,658	30,494
	Mesaieed Petrochemical Holding Co.	323,563	179,599
	Ooredoo QPSC	110,440	252,827
*	Qatar First Bank	159,075	78,561
	Qatar Fuel QSC	71,805	367,825
	Qatar Gas Transport Co., Ltd.	143,568	130,080
	Qatar Industrial Manufacturing Co. QSC	27,514	22,744
	Qatar Insurance Co. SAQ	509,124	341,548
	Qatar International Islamic Bank QSC	111,926	273,524
	Qatar Islamic Bank SAQ	113,764	517,974
	Qatar Islamic Insurance Group	24,939	46,488
	Qatar National Bank QPSC	318,199	1,571,623
	Qatar Navigation QSC	38,670	81,833
	United Development Co. QSC	380,726	163,461
	Vodafone Qatar QSC	363,778	149,842
TOTAL QATAR			5,707,044
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	22,873	40,485
	Globaltrans Investment P.L.C., GDR	15,924	107,328
*	Mail.Ru Group, Ltd., GDR	7,680	200,064
	Mobile TeleSystems PJSC, Sponsored ADR	22,815	205,335
	PhosAgro PJSC, GDR	2,605	40,763
	PhosAgro PJSC, GDR	6,204	97,279
	Polyus PJSC, GDR	958	90,579
	Polyus PJSC, GDR	941	88,689
	QIWI P.L.C., Sponsored ADR	6,400	62,016
	Ros Agro P.L.C., GDR	9,010	109,021
	Rostelecom PJSC, Sponsored ADR	5,927	47,149
	Sberbank of Russia PJSC, Sponsored ADR	47,251	646,487
	Sberbank of Russia PJSC, Sponsored ADR	16,665	228,477
	VEON, Ltd., ADR	23,400	37,674
	VTB Bank PJSC, GDR	49,518	45,656
	X5 Retail Group NV, GDR	16,084	569,052
TOTAL RUSSIA			2,616,054
SAUDI ARABIA — (2.0%)
	Abdullah Al Othaim Markets Co.	11,992	398,117
	Advanced Petrochemical Co.	26,423	449,455
	Al Babtain Power & Telecommunication Co.	4,478	36,862
	Al Etihad Cooperative Insurance Co.	2,567	17,077
*	Al Hammadi Co. for Development and Investment	9,476	70,488
*	Al Hassan Ghazi Ibrahim Shaker Co.	12,903	53,935
	Al Khaleej Training and Education Co.	12,961	74,186
	Al Moammar Information Systems Co.	1,998	53,521
	Al Rajhi Bank	84,474	1,641,266
*	Al Rajhi Co. for Co-operative Insurance	2,378	55,156
*	AlAbdullatif Industrial Investment Co.	7,617	30,703
	Alandalus Property Co.	7,249	41,488

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum and Transport Services Co.	9,121	$157,936
*	Alinma Bank	138,372	602,178
	Arab National Bank	34,791	188,247
*	Arabian Shield Cooperative Insurance Co.	2,358	17,487
	Arriyadh Development Co.	30,685	148,207
*	Aseer Trading Tourism & Manufacturing Co.	14,692	62,022
*	Astra Industrial Group	14,037	96,048
	Bank AlBilad	67,035	495,339
	Bank Al-Jazira	93,184	335,913
	Banque Saudi Fransi	17,297	154,895
*	Basic Chemical Industries, Ltd.	1,702	15,448
	Bawan Co.	7,386	54,394
*	Bupa Arabia for Cooperative Insurance Co.	13,137	409,122
*	Co. for Cooperative Insurance (The)	15,076	316,930
	Dallah Healthcare Co.	4,466	65,351
*	Dar Al Arkan Real Estate Development Co.	205,713	471,192
*	Electrical Industries Co.	6,611	42,644
*	Emaar Economic City	89,816	216,113
*	Etihad Etisalat Co.	61,928	471,555
	Fitaihi Holding Group	8,277	37,732
	Halwani Brothers Co.	606	15,496
	Herfy Food Services Co.	3,218	49,892
	Jarir Marketing Co.	14,321	666,289
*	Jazan Energy and Development Co.	7,237	37,151
	Leejam Sports Co. JSC	2,978	58,391
*	Methanol Chemicals Co.	7,663	25,962
*	Middle East Healthcare Co.	4,887	45,096
*	Middle East Paper Co.	8,991	44,864
*	Mobile Telecommunications Co. Saudi Arabia	32,590	119,086
	Mouwasat Medical Services Co.	10,470	401,244
*	Nama Chemicals Co.	3,503	30,538
*	National Agriculture Development Co. (The)	7,792	59,703
*	National Co., for Glass Manufacturing (The)	10,047	80,846
	National Commercial Bank	121,454	1,396,035
	National Gas & Industrialization Co.	6,820	55,023
*	National Industrialization Co.	43,380	155,666
	National Medical Care Co.	5,453	76,301
	National Petrochemical Co.	11,720	108,138
*	Rabigh Refining & Petrochemical Co.	46,156	171,973
	Riyad Bank	72,744	413,088
	SABIC Agri-Nutrients Co.	29,505	728,664
	Samba Financial Group	46,756	375,191
	Saudi Airlines Catering Co.	2,874	58,783
*	Saudi Arabian Mining Co.	8,256	92,159
	Saudi Automotive Services Co.	6,110	50,098
	Saudi British Bank (The)	17,707	126,303
*	Saudi Ceramic Co.	7,976	103,072
*	Saudi Chemical Co., Holding.	10,454	95,499
	Saudi Co. For Hardware CJSC	6,478	100,024
	Saudi Industrial Investment Group	34,686	237,749
*	Saudi Investment Bank (The)	11,724	49,810
*	Saudi Kayan Petrochemical Co.	140,549	539,197
*	Saudi Marketing Co.	5,163	41,503
*	Saudi Printing & Packaging Co.	9,351	59,939
*	Saudi Public Transport Co.	19,742	91,972
*	Saudi Re for Cooperative Reinsurance Co.	6,792	25,671
*	Saudi Real Estate Co.	8,457	33,874
*	Saudi Research & Marketing Group	7,862	159,424
	Saudi Telecom Co.	31,234	941,113

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudia Dairy & Foodstuff Co.	3,035	$129,667
	Savola Group (The)	60,658	635,723
*	Seera Group Holding	58,482	282,171
	United Electronics Co.	6,908	171,805
	United International Transportation Co.	7,259	75,574
	Yanbu National Petrochemical Co.	18,079	308,410
TOTAL SAUDI ARABIA			16,805,184
SINGAPORE — (0.0%)
	Ma Kuang Healthcare Holding, Ltd.	5,000	10,342
SOUTH AFRICA — (2.3%)
*	Advtech, Ltd.	70,539	46,739
	AECI, Ltd.	27,760	167,810
	Afrimat, Ltd.	16,708	44,063
	Alexander Forbes Group Holdings, Ltd.	175,103	42,511
	Allied Electronics Corp., Ltd., Class A	55,425	42,896
	Alviva Holdings, Ltd.	10,377	7,757
	Anglo American Platinum, Ltd.	2,938	292,289
	AngloGold Ashanti, Ltd.	23,308	543,139
	AngloGold Ashanti, Ltd., Sponsored ADR	3,612	84,738
*	Aspen Pharmacare Holdings, Ltd.	49,034	462,888
*	Barloworld, Ltd.	48,616	302,578
	Bid Corp., Ltd.	64,894	1,077,620
	Bidvest Group, Ltd. (The)	60,135	619,876
*	Blue Label Telecoms, Ltd.	146,716	44,397
#*	Brait SE	103,172	20,693
	Cashbuild, Ltd.	4,133	77,781
	Clicks Group, Ltd.	33,259	546,455
	Coronation Fund Managers, Ltd.	45,762	147,423
*	DataTec, Ltd.	71,287	115,980
*	Dis-Chem Pharmacies, Ltd.	91,901	133,654
	Discovery, Ltd.	44,695	378,863
	Distell Group Holdings, Ltd.	16,390	100,406
*	Famous Brands, Ltd.	4,317	12,676
	FirstRand, Ltd.	33,865	106,362
*	Foschini Group, Ltd. (The)	31,674	213,744
	Gold Fields, Ltd.	6,214	58,265
	Gold Fields, Ltd., Sponsored ADR	165,295	1,542,202
*	Harmony Gold Mining Co., Ltd.	15,458	68,565
	Hudaco Industries, Ltd.	9,126	55,646
	Impala Platinum Holdings, Ltd.	52,293	706,193
	Imperial Logistics, Ltd.	24,870	69,586
	Investec, Ltd.	20,910	52,904
	Italtile, Ltd.	106,697	112,584
*	KAP Industrial Holdings, Ltd.	172,414	41,777
	Kumba Iron Ore, Ltd.	14,387	576,366
	Lewis Group, Ltd.	4,057	7,227
	Liberty Holdings, Ltd.	23,904	96,684
*	Life Healthcare Group Holdings, Ltd.	186,338	237,916
*	Long4Life, Ltd.	101,070	28,072
#*	Massmart Holdings, Ltd.	28,257	75,195
*	Metair Investments, Ltd.	14,700	18,159
	MiX Telematics, Ltd., Sponsored ADR	2,282	31,697
	Momentum Metropolitan Holdings	142,464	154,942
	Motus Holdings, Ltd.	32,587	132,010
	Mpact, Ltd.	55,728	61,445
	Mr. Price Group, Ltd.	32,442	368,633
	MTN Group, Ltd.	64,717	266,994

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	MultiChoice Group, Ltd.	104,020	$885,825
	Naspers, Ltd., Class N	15,435	3,570,566
	Nedbank Group, Ltd.	9,038	72,928
	NEPI Rockcastle P.L.C.	43,794	264,724
	Ninety One, Ltd.	10,455	31,997
*	Northam Platinum, Ltd.	16,112	200,166
*	Omnia Holdings, Ltd.	47,200	138,117
	Pepkor Holdings, Ltd.	85,354	83,049
	Pick n Pay Stores, Ltd.	40,523	142,570
	PSG Group, Ltd.	16,570	70,489
	PSG Konsult, Ltd.	151,180	92,130
	Raubex Group, Ltd.	26,464	44,148
	RCL Foods, Ltd.	12,144	6,818
	Reunert, Ltd.	37,486	94,412
*	Royal Bafokeng Platinum, Ltd.	12,231	55,553
	Sanlam, Ltd.	129,087	491,866
	Santam, Ltd.	8,286	145,064
*	Sappi, Ltd.	59,971	169,267
	Shoprite Holdings, Ltd.	4,119	38,069
	Sibanye Stillwater, Ltd.	162,177	615,652
	SPAR Group, Ltd. (The)	64,653	826,725
*	Spur Corp., Ltd.	12,451	13,486
	Standard Bank Group, Ltd.	21,133	175,197
*	Super Group, Ltd.	40,020	62,597
	Transaction Capital, Ltd.	81,646	129,287
	Truworths International, Ltd.	47,318	139,014
	Vodacom Group, Ltd.	10,225	83,407
*	Wilson Bayly Holmes-Ovcon, Ltd.	15,695	85,254
	Woolworths Holdings, Ltd.	109,724	325,082
TOTAL SOUTH AFRICA			19,449,859
SOUTH KOREA — (15.4%)
*	Able C&C Co., Ltd.	1,620	10,953
	ABOV Semiconductor Co., Ltd.	4,850	63,262
	ADTechnology Co., Ltd.	2,046	51,375
	Advanced Process Systems Corp.	2,076	45,002
	Aekyung Industrial Co., Ltd.	1,274	27,773
	Aekyung Petrochemical Co., Ltd.	4,552	34,726
*	AeroSpace Technology of Korea, Inc.	6,981	35,443
	AfreecaTV Co., Ltd.	2,396	131,951
*	Agabang&Company	9,239	29,774
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	22,313
	Ahnlab, Inc.	1,018	75,772
*	Ajin Industrial Co., Ltd.	8,452	26,989
	AK Holdings, Inc.	798	20,669
*	Alteogen, Inc.	2,174	256,859
*	ALUKO Co., Ltd.	5,730	24,579
*	Amicogen, Inc.	1,290	36,683
	Amorepacific Corp.	3,492	696,031
	AMOREPACIFIC Group	6,906	363,650
*	Amotech Co., Ltd.	615	19,663
*	Ananti, Inc.	3,404	23,299
*	Anapass, Inc.	1,633	38,163
*	Anterogen Co., Ltd.	544	28,372
*	Apact Co., Ltd.	1,984	11,644
*	Aprogen KIC, Inc.	8,782	14,236
*	Aprogen pharmaceuticals, Inc.	34,948	35,632
*	APS Holdings Corp.	4,675	30,036
	Asia Paper Manufacturing Co., Ltd.	1,042	38,288

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Autech Corp.	2,321	$26,728
	Avaco Co., Ltd.	2,470	32,356
	Baiksan Co., Ltd.	3,543	17,836
	BGF Co., Ltd.	7,644	47,030
	BGF retail Co., Ltd.	1,878	284,731
	BH Co., Ltd.	5,500	107,333
*	Binex Co., Ltd.	2,460	57,825
	Binggrae Co., Ltd.	783	39,094
	BIT Computer Co., Ltd.	2,463	20,405
	BNK Financial Group, Inc.	29,382	144,324
	Boditech Med, Inc.	3,848	63,996
	Boryung Pharmaceutical Co., Ltd.	4,833	92,313
*	Brain Contents Co., Ltd.	25,632	25,958
	Bukwang Pharmaceutical Co., Ltd.	2,589	51,573
	Busan City Gas Co., Ltd.	1,015	48,655
*	BYON Co., Ltd.	9,437	10,902
*	Byucksan Corp.	8,835	18,888
*	Cafe24 Corp.	2,760	85,943
*	CammSys Corp.	12,621	32,847
	Caregen Co., Ltd.	272	17,020
	Cell Biotech Co., Ltd.	476	8,282
*	Cellid Co., Ltd.	530	16,599
*	Celltrion Healthcare Co., Ltd.	4,839	619,866
*	Celltrion Pharm, Inc.	1,180	184,364
*	Celltrion, Inc.	4,257	1,228,836
*	Chabiotech Co., Ltd.	3,374	54,597
	Changhae Ethanol Co., Ltd.	2,011	22,600
	Cheil Worldwide, Inc.	27,976	481,562
	Chemtronics Co., Ltd.	1,649	42,526
*	ChinHung International, Inc.	10,878	25,272
	Chips&Media, Inc.	2,203	27,378
*	Choa Pharmaceutical Co.	5,319	21,593
	Chong Kun Dang Pharmaceutical Corp.	1,200	196,324
	Chongkundang Holdings Corp.	731	70,610
	Chosun Refractories Co., Ltd.	164	11,692
	Chunbo Co., Ltd.	386	62,933
	Chungdahm Learning, Inc.	625	10,402
*	CJ CGV Co., Ltd.	3,232	77,405
	CJ CheilJedang Corp.	2,664	1,011,585
	CJ Corp.	4,599	386,931
	CJ ENM Co., Ltd.	2,904	395,934
	CJ Freshway Corp.	2,009	36,496
*	CJ Logistics Corp.	1,926	288,768
	CKD Bio Corp.	876	51,854
	Classys, Inc.	1,032	14,464
	Clean & Science Co., Ltd.	1,098	26,749
	CLIO Cosmetics Co., Ltd.	1,585	27,922
*	CMG Pharmaceutical Co., Ltd.	8,816	39,131
	Com2uSCorp	1,324	188,925
*	Coreana Cosmetics Co., Ltd.	4,618	19,761
*	Corentec Co., Ltd.	1,534	18,559
	Cosmax BTI, Inc.	1,055	15,981
	Cosmax, Inc.	3,100	284,220
*	CosmoAM&T Co., Ltd.	1,875	29,893
*	Coway Co., Ltd.	15,494	962,248
	Coweaver Co., Ltd.	1,455	12,986
	Cowell Fashion Co., Ltd.	6,218	31,038
*	CrystalGenomics, Inc.	3,784	47,595
	CS Wind Corp.	902	128,631

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Holdings Co., Ltd.	336	$28,941
	Cuckoo Homesys Co., Ltd.	1,518	54,445
*	Curexo, Inc.	2,147	15,185
	D.I Corp.	7,531	35,115
	Dae Dong Industrial Co., Ltd.	2,998	19,717
	Dae Han Flour Mills Co., Ltd.	177	22,324
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	14,803
	Dae Won Kang Up Co., Ltd.	9,092	33,907
	Daea TI Co., Ltd.	5,700	27,313
	Daebongls Co., Ltd.	2,018	18,446
	Daeduck Co., Ltd.	2,135	12,741
	Daeduck Electronics Co., Ltd.	3,691	44,425
*	Daehan New Pharm Co., Ltd.	1,230	12,861
*	Daejoo Electronic Materials Co., Ltd.	770	30,328
	Daekyo Co., Ltd.	2,127	6,824
	Daelim Construction Co., Ltd.	1,190	36,865
*	Daemyung Sonoseason Co., Ltd.	25,454	28,338
	Daesang Corp.	4,175	97,585
	Daesang Holdings Co., Ltd.	1,529	13,406
	Daesung Holdings Co., Ltd.	606	14,949
	Daewon Pharmaceutical Co., Ltd.	3,791	58,994
	Daewon San Up Co., Ltd.	2,161	10,790
*	Daewoo Engineering & Construction Co., Ltd.	63,157	332,896
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	62,960
	Daewoong Co., Ltd.	2,917	121,252
	Daewoong Pharmaceutical Co., Ltd.	534	72,227
	Daihan Pharmaceutical Co., Ltd.	1,066	29,439
	Daishin Securities Co., Ltd.	8,360	90,655
*	Danal Co., Ltd.	7,674	29,631
	Danawa Co., Ltd.	2,875	81,076
	Daou Data Corp.	1,733	20,477
	Daou Technology, Inc.	3,520	83,470
*	Dasan Networks, Inc.	3,773	40,303
	Dawonsys Co., Ltd.	2,706	47,706
	DB Financial Investment Co., Ltd.	6,205	26,377
	DB Insurance Co., Ltd.	16,689	548,648
*	DB, Inc.	36,593	27,938
*	Dentium Co., Ltd.	1,976	81,342
	Deutsch Motors, Inc.	2,594	14,807
	DGB Financial Group, Inc.	25,043	142,286
	DI Dong Il Corp.	315	55,603
	Digital Daesung Co., Ltd.	1,538	10,233
	Digital Power Communications Co., Ltd.	2,567	25,047
*	DIO Corp.	2,186	74,789
*	DL E&C Co., Ltd.	4,608	459,344
	DL Holdings Co., Ltd	3,675	199,765
	DMS Co., Ltd.	3,862	28,815
	Dohwa Engineering Co., Ltd.	2,708	19,322
	Dong A Eltek Co., Ltd.	1,716	13,086
	Dong-A ST Co., Ltd.	773	56,868
	Dong-Ah Geological Engineering Co., Ltd.	2,634	37,604
	Dongbu Corp.	2,682	29,913
	Dongjin Semichem Co., Ltd.	11,080	299,569
	DongKook Pharmaceutical Co., Ltd.	6,285	174,453
*	Dongkuk Steel Mill Co., Ltd.	18,287	126,543
	Dongsuh Cos., Inc.	3,683	101,384
	DONGSUNG Corp.	7,687	33,405
	Dongsung Finetec Co., Ltd.	6,192	59,433
*	Dongsung Pharmaceutical Co., Ltd.	1,400	16,204

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwha Enterprise Co., Ltd.	702	$37,119
	Dongwha Pharm Co., Ltd.	2,322	31,263
	Dongwon Development Co., Ltd.	11,403	49,053
	Dongwon F&B Co., Ltd.	237	37,675
	Dongwon Industries Co., Ltd.	374	80,512
	Dongwon Systems Corp.	1,256	50,382
	Dongyang E&P, Inc.	1,464	25,805
	Doosan Bobcat, Inc.	11,105	299,310
	Doosan Co., Ltd.	1,298	59,497
*	Doosan Fuel Cell Co., Ltd.	2,174	107,942
*	Doosan Heavy Industries & Construction Co., Ltd.	22,496	235,038
#*	Doosan Infracore Co., Ltd.	39,191	284,942
	DoubleUGames Co., Ltd.	1,843	102,297
	Douzone Bizon Co., Ltd.	5,594	498,368
*	DSK Co., Ltd.	3,379	21,277
	DTR Automotive Corp.	464	10,797
*	Duk San Neolux Co., Ltd.	1,914	57,181
	DY Corp.	2,748	12,804
	DY POWER Corp.	1,368	14,186
	E1 Corp.	1,387	48,368
	Echo Marketing, Inc.	5,576	137,455
	Ecopro BM Co., Ltd.	568	92,603
	Ecopro Co., Ltd.	7,827	407,245
	e-Credible Co., Ltd.	854	16,819
	Eehwa Construction Co., Ltd.	2,379	14,365
*	Ehwa Technologies Information Co., Ltd.	253,023	36,483
	e-LITECOM Co., Ltd.	1,118	12,636
	E-MART, Inc.	4,435	649,699
*	EM-Tech Co., Ltd.	3,270	35,764
	ENF Technology Co., Ltd.	4,649	188,237
	Eo Technics Co., Ltd.	1,073	94,435
*	Eubiologics Co., Ltd.	2,113	35,681
	Eugene Corp.	11,683	48,333
	Eugene Investment & Securities Co., Ltd.	9,101	30,799
	Eugene Technology Co., Ltd.	1,647	54,596
*	Eusu Holdings Co., Ltd.	1,499	6,997
*	EWK, Inc.	2,260	16,527
*	E-World	5,767	16,403
	Exicon Co., Ltd.	1,987	24,958
	Ezwel Co., Ltd.	2,664	25,238
	F&F Co., Ltd.	1,909	174,590
	Farmsco	1,528	11,396
*	Feelux Co., Ltd.	9,703	37,483
	Fila Holdings Corp.	12,999	495,852
	Fine Semitech Corp.	3,078	76,295
*	FINETEK Co., Ltd.	8,494	13,115
	Foosung Co., Ltd.	2,219	23,590
	Gabia, Inc.	3,274	39,076
*	GAEASOFT	3,435	43,717
*	Gamevil, Inc.	880	28,262
	Gemvaxlink Co., Ltd.	20,885	26,522
*	Genematrix, Inc.	1,473	20,193
*	Genexine, Inc.	1,252	104,591
*	Genie Music Corp.	5,966	24,018
	Geumhwa PSC Co., Ltd.	908	22,857
	Global Standard Technology Co., Ltd.	3,362	55,873
	GnCenergy Co., Ltd.	4,292	24,083
	GOLFZON Co., Ltd.	722	41,869
	Golfzon Newdin Holdings Co., Ltd.	3,070	14,866

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Grand Korea Leisure Co., Ltd.	3,624	$49,580
	Green Cross Cell Corp.	926	38,499
	Green Cross Corp.	662	248,661
	Green Cross Holdings Corp.	3,233	126,358
	GS Engineering & Construction Corp.	17,207	585,962
*	GS Global Corp.	8,402	18,336
	GS Holdings Corp.	13,782	447,245
	GS Home Shopping, Inc.	794	96,686
	GS Retail Co., Ltd.	7,228	224,129
	Gwangju Shinsegae Co., Ltd.	147	19,899
	HAESUNG DS Co., Ltd.	2,906	88,381
	Haimarrow Food Service Co., Ltd.	8,690	26,230
	Haitai Confectionery & Foods Co., Ltd.	2,093	15,394
*	Halla Corp.	3,536	16,446
	Halla Holdings Corp.	747	29,383
	Han Kuk Carbon Co., Ltd.	6,367	66,687
	Hana Financial Group, Inc.	37,881	1,104,398
	Hana Micron, Inc.	5,304	50,559
	Hana Tour Service, Inc.	642	33,251
*	Hanall Biopharma Co., Ltd.	3,594	102,521
*	Hancom MDS, Inc.	1,749	23,717
*	Hancom, Inc.	4,340	66,222
	Handok, Inc.	789	19,963
	Handsome Co., Ltd.	3,509	97,506
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,495	40,760
	Hanjin Kal Corp.	1,428	77,800
	Hanjin Transportation Co., Ltd.	1,765	68,894
	Hankook Shell Oil Co., Ltd.	154	33,674
	Hanmi Pharm Co., Ltd.	416	141,740
	Hanmi Science Co., Ltd.	1,178	84,592
	Hanmi Semiconductor Co., Ltd.	4,533	76,229
	HanmiGlobal Co., Ltd.	2,145	18,867
	Hanon Systems	23,708	352,745
*	Hans Biomed Corp.	918	9,044
	Hansae Co., Ltd.	3,607	50,823
	Hansae Yes24 Holdings Co., Ltd.	1,422	8,599
	Hanshin Construction	2,346	38,158
	Hansol Chemical Co., Ltd.	3,701	635,094
*	Hansol Holdings Co., Ltd.	10,383	32,401
*	Hansol HomeDeco Co., Ltd.	19,281	32,900
	Hansol Paper Co., Ltd.	2,058	23,849
*	Hansol Technics Co., Ltd.	9,847	88,160
	Hanssem Co., Ltd.	1,793	151,685
*	Hanwha General Insurance Co., Ltd.	10,427	31,467
*	Hanwha Investment & Securities Co., Ltd.	36,473	85,162
	Hanwha Life Insurance Co., Ltd.	80,264	191,079
	Hanwha Solutions Corp.	20,153	896,608
	Hanyang Eng Co., Ltd.	4,035	64,403
	Hanyang Securities Co., Ltd.	2,979	24,612
	HB Technology Co., Ltd.	20,026	40,056
	HDC Hyundai Development Co. Engineering & Construction, Class E	12,398	302,148
	HDC Hyundai Engineering Plastics Co., Ltd.	2,052	11,813
*	Heungkuk Fire & Marine Insurance Co., Ltd.	8,923	25,238
	HIMS Co., Ltd.	1,879	21,579
	Hite Jinro Co., Ltd.	8,358	237,669
	Hitejinro Holdings Co., Ltd.	2,275	29,927
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	34,889
*	HLB Life Science Co., Ltd.	1,142	22,920
*	HLB POWER Co., Ltd.	18,303	19,026

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB, Inc.	3,030	$243,459
*	HMM Co., Ltd	5,519	67,391
*	HNT Electronics Co., Ltd.	471	152
*	Home Center Holdings Co., Ltd.	19,913	17,847
*	Homecast Co., Ltd.	6,694	15,579
	Hotel Shilla Co., Ltd.	10,203	740,248
	HS Industries Co., Ltd.	11,008	66,551
*	HSD Engine Co., Ltd.	3,744	23,640
	Huchems Fine Chemical Corp.	6,279	119,789
*	Hugel, Inc.	747	130,744
*	Humasis Co., Ltd.	2,901	18,080
*	Humax Co., Ltd.	3,727	16,610
	Humedix Co., Ltd.	967	17,791
*	Huneed Technologies	2,154	11,740
	Huons Co., Ltd.	1,141	56,218
	Huons Global Co., Ltd.	1,541	36,424
	Huvis Corp.	1,853	12,685
	Huvitz Co., Ltd.	2,931	18,842
	Hwaseung Enterprise Co., Ltd.	4,601	53,084
	HwaSung Industrial Co., Ltd.	2,547	25,787
	Hy-Lok Corp.	911	11,482
*	Hyosung Advanced Materials Corp.	574	115,513
	Hyosung Chemical Corp.	792	116,569
	Hyosung Corp.	1,624	107,420
*	Hyosung Heavy Industries Corp.	913	54,402
	Hyosung TNC Co., Ltd.	663	176,737
	HyosungITX Co., Ltd.	577	10,545
	Hyundai Bioland Co., Ltd.	797	15,348
*	Hyundai Bioscience Co., Ltd.	2,194	44,246
*	Hyundai Construction Equipment Co., Ltd.	4,448	134,117
	Hyundai Corp Holdings, Inc.	427	3,929
	Hyundai Corp.	1,332	18,710
	Hyundai Department Store Co., Ltd.	1,609	112,467
*	Hyundai Electric & Energy System Co., Ltd.	4,435	66,195
	Hyundai Elevator Co., Ltd.	5,853	221,236
	Hyundai Engineering & Construction Co., Ltd.	13,965	501,698
	Hyundai Futurenet Co., Ltd.	10,819	34,294
	Hyundai Greenfood Co., Ltd.	11,807	92,375
	Hyundai Heavy Industries Holdings Co., Ltd.	1,908	400,935
	Hyundai Home Shopping Network Corp.	1,226	86,453
	Hyundai Livart Furniture Co., Ltd.	3,789	54,830
	Hyundai Marine & Fire Insurance Co., Ltd.	22,071	391,558
	Hyundai Mipo Dockyard Co., Ltd.	4,631	178,254
	Hyundai Mobis Co., Ltd.	5,430	1,538,803
	Hyundai Motor Co.	9,493	1,935,540
	Hyundai Motor Securities Co., Ltd.	3,975	44,140
*	Hyundai Rotem Co., Ltd.	8,302	142,127
	Hyundai Steel Co.	7,655	264,850
	Hyundai Wia Corp.	1,982	160,213
	HyVision System, Inc.	2,448	29,638
*	iA, Inc.	55,879	85,232
	ICD Co., Ltd.	4,838	72,004
	IDIS Holdings Co., Ltd.	952	10,957
*	IHQ, Inc.	11,736	17,273
*	Il Dong Pharmaceutical Co., Ltd.	1,856	30,564
	Iljin Diamond Co., Ltd.	505	21,978
*	Iljin Display Co., Ltd.	3,639	16,487
	Iljin Holdings Co., Ltd.	3,921	19,213
	Iljin Materials Co., Ltd.	1,000	63,560

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilshin Spinning Co., Ltd.	139	$10,359
*	Ilshin Stone Co., Ltd.	10,080	17,169
	ilShinbiobase Co., Ltd.	4,015	25,734
	Ilsung Pharmaceuticals Co., Ltd.	190	13,548
	Ilyang Pharmaceutical Co., Ltd.	1,351	61,414
	iMarketKorea, Inc.	5,701	42,282
	InBody Co., Ltd.	2,699	44,725
*	Industrial Bank of Korea	29,727	207,820
	Innocean Worldwide, Inc.	2,817	161,049
	InnoWireless, Inc.	369	17,433
*	Inscobee, Inc.	5,576	11,581
*	Intekplus Co., Ltd.	1,317	21,135
	Intelligent Digital Integrated Security Co., Ltd.	826	21,311
	Interojo Co., Ltd.	1,204	21,566
	Interpark Corp.	11,825	39,904
	INTOPS Co., Ltd.	2,082	53,304
*	iNtRON Biotechnology, Inc.	2,728	55,920
	Inzi Controls Co., Ltd.	2,405	44,258
*	Iones Co., Ltd.	3,098	16,319
	IS Dongseo Co., Ltd.	1,517	72,715
	ISC Co., Ltd.	1,555	30,888
	i-SENS, Inc.	790	17,708
	ISU Chemical Co., Ltd.	2,618	31,775
	IsuPetasys Co., Ltd.	5,021	15,102
	It's Hanbul Co., Ltd.	364	9,169
*	Jahwa Electronics Co., Ltd.	1,170	21,712
	JASTECH, Ltd.	1,874	12,712
*	Jayjun Cosmetic Co., Ltd.	1,144	2,333
	JB Financial Group Co., Ltd.	26,941	124,729
*	JC Hyun System, Inc.	3,328	23,963
*	Jcontentree Corp.	1,218	43,703
*	Jejuair Co., Ltd.	457	8,080
	Jinsung T.E.C.	1,739	16,609
	JLS Co., Ltd.	1,866	10,015
*	JoyCity Corp.	1,842	15,356
	Jusung Engineering Co., Ltd.	9,936	83,794
	JVM Co., Ltd.	719	21,132
	JW Holdings Corp.	3,455	15,850
	JW Life Science Corp.	1,759	34,343
	JW Pharmaceutical Corp.	589	16,113
	JYP Entertainment Corp.	5,005	145,423
*	Kakao Corp.	2,454	964,045
	Kangnam Jevisco Co., Ltd.	731	13,468
	Kangwon Land, Inc.	12,679	266,482
	KAON Media Co., Ltd.	3,057	20,955
*	KB Financial Group, Inc.	32,413	1,170,279
*	KB Financial Group, Inc., ADR	434	15,737
	KC Co., Ltd.	2,179	53,132
	KC Tech Co., Ltd.	1,797	42,230
	KCC Corp.	806	142,891
*	KCC Glass Corp.	1,315	42,278
	KCI, Ltd.	1,125	9,335
*	KEC Corp.	10,697	26,508
	KEPCO Engineering & Construction Co., Inc.	3,047	46,334
	KEPCO Plant Service & Engineering Co., Ltd.	9,588	232,000
*	KEYEAST Co., Ltd.	5,064	72,761
	Kginicis Co., Ltd.	5,202	82,939
	KGMobilians Co., Ltd.	2,100	16,929
*	KH Vatec Co., Ltd.	2,152	33,033

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kia Motors Corp.	35,521	$2,603,267
	KINX, Inc.	659	49,636
	KISCO Corp.	2,079	14,444
	KISWIRE, Ltd.	2,321	29,208
*	Kiwi Media Group Co., Ltd.	59,412	5,975
	KIWOOM Securities Co., Ltd.	3,459	435,197
	KM Corp.	1,860	18,692
*	KMH Hitech Co., Ltd.	13,170	20,650
*	KMW Co., Ltd.	5,751	394,920
	Koh Young Technology, Inc.	1,270	121,604
	Kolmar BNH Co., Ltd.	2,452	106,876
	Kolmar Korea Co., Ltd.	2,823	129,663
	Kolmar Korea Holdings Co., Ltd.	2,189	52,411
	Kolon Corp.	491	8,836
	Kolon Industries, Inc.	6,283	229,246
*	Kolon Life Science, Inc.	491	8,448
	KoMiCo, Ltd.	1,679	80,696
	Korea Alcohol Industrial Co., Ltd.	3,300	36,748
	Korea Asset In Trust Co., Ltd.	7,720	26,451
*	Korea Circuit Co., Ltd.	2,289	29,521
	Korea Electric Terminal Co., Ltd.	1,133	76,164
	Korea Gas Corp.	6,080	168,585
*	Korea Information & Communications Co., Ltd.	2,687	20,418
	Korea Information Certificate Authority, Inc.	3,472	20,570
	Korea Investment Holdings Co., Ltd.	8,712	632,079
	Korea Petrochemical Ind Co., Ltd.	694	175,351
	Korea Real Estate Investment & Trust Co., Ltd.	12,529	21,903
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,205	519,745
	Korea United Pharm, Inc.	1,070	46,676
	Korea Zinc Co., Ltd.	498	179,691
	Korean Reinsurance Co.	22,283	148,131
	Kortek Corp.	1,790	15,172
*	KPM Tech Co., Ltd.	8,375	18,209
	KPX Chemical Co., Ltd.	576	26,754
	KRTnet Corp.	3,225	12,770
*	KSIGN Co., Ltd.	14,785	20,906
*	KT Hitel Co., Ltd.	5,035	34,162
	KT Skylife Co., Ltd.	6,097	46,396
	KTB Investment & Securities Co., Ltd.	4,113	12,637
	Kukdo Chemical Co., Ltd.	729	30,832
*	Kum Yang Co., Ltd.	3,102	16,851
	Kumho Industrial Co., Ltd.	5,800	43,618
	Kumho Petrochemical Co., Ltd.	4,660	1,023,639
*	Kumho Tire Co., Inc.	13,666	46,081
	Kwang Dong Pharmaceutical Co., Ltd.	10,748	89,022
	Kyeryong Construction Industrial Co., Ltd.	1,100	30,042
	Kyobo Securities Co., Ltd.	2,422	15,604
	Kyongbo Pharmaceutical Co., Ltd.	1,775	22,761
	Kyung Dong Navien Co., Ltd.	1,400	60,181
*	Kyung Nam Pharm Co., Ltd.	2,049	14,762
	Kyungbang Co., Ltd.	3,048	34,143
	Kyungdong Pharm Co., Ltd.	3,349	28,369
	Kyung-In Synthetic Corp.	5,774	36,192
	L&C Bio Co., Ltd.	1,177	37,967
	L&F Co., Ltd.	1,180	77,335
*	LabGenomics Co., Ltd.	987	14,171
	LB Semicon, Inc.	6,010	72,982
	LEENO Industrial, Inc.	1,988	271,421
*	LegoChem Biosciences, Inc.	2,320	125,086

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	5,047	$64,788
	LG Chem, Ltd.	2,452	1,999,981
	LG Corp.	4,887	432,141
	LG Electronics, Inc.	27,089	3,698,283
	LG Hausys, Ltd.	1,695	116,069
	LG HelloVision Co., Ltd.	6,102	23,939
	LG Household & Health Care, Ltd.	1,339	1,863,971
	LG Innotek Co., Ltd.	4,044	719,252
	LMS Co., Ltd.	1,448	14,342
*	Lock & Lock Co., Ltd.	2,021	20,818
*	LOT Vacuum Co., Ltd.	2,528	38,121
	Lotte Chemical Corp.	1,833	426,292
	Lotte Chilsung Beverage Co., Ltd.	845	87,684
	Lotte Confectionery Co., Ltd.	360	33,613
	Lotte Corp.	5,225	151,465
	LOTTE Fine Chemical Co., Ltd.	3,680	178,472
	LOTTE Himart Co., Ltd.	1,375	48,277
*	Lotte IT Tech Co., Ltd.	368	12,756
*	Lotte Non-Life Insurance Co., Ltd.	13,922	21,625
	Lotte Shopping Co., Ltd.	1,696	159,694
*	Lotte Tour Development Co., Ltd.	2,935	40,783
	LS Corp.	3,502	200,607
	LS Electric Co., Ltd.	4,112	224,905
*	Lumens Co., Ltd.	6,480	15,200
*	Lutronic Corp.	2,064	18,325
*	LVMC Holdings	13,531	51,754
	Macquarie Korea Infrastructure Fund	58,701	563,699
	Maeil Dairies Co., Ltd.	760	48,036
	Maeil Holdings Co., Ltd.	1,193	9,330
	Mando Corp.	5,159	317,520
	Mcnex Co., Ltd.	2,935	136,251
*	ME2ON Co., Ltd.	3,372	20,821
	Mediana Co., Ltd.	1,264	15,461
*	Medipost Co., Ltd.	1,643	60,803
	Medy-Tox, Inc.	451	48,915
	Meerecompany, Inc.	202	7,162
	MegaStudy Co., Ltd.	2,286	21,771
	MegaStudyEdu Co., Ltd.	892	33,008
	Meritz Financial Group, Inc.	8,625	73,533
	Meritz Fire & Marine Insurance Co., Ltd.	15,494	218,955
	Meritz Securities Co., Ltd.	104,767	329,551
	MiCo, Ltd.	6,995	96,418
	Minwise Co., Ltd.	940	14,902
	Mirae Asset Daewoo Co., Ltd.	32,940	278,979
	Mirae Asset Life Insurance Co., Ltd.	15,213	49,696
	Miwon Commercial Co., Ltd.	534	62,775
	Miwon Specialty Chemical Co., Ltd.	566	52,834
	MK Electron Co., Ltd.	3,608	33,370
	Modetour Network, Inc.	916	18,514
	MonAmi Co., Ltd.	3,983	18,231
	Moorim P&P Co., Ltd.	4,923	21,429
	Motonic Corp.	2,192	25,559
	Mr Blue Corp.	873	8,075
	MS Autotech Co., Ltd.	4,134	31,691
*	Muhak Co., Ltd.	2,049	12,676
	Multicampus Co., Ltd.	382	10,711
	Nam Hwa Construction Co., Ltd.	1,565	16,224
	Namhae Chemical Corp.	6,272	48,037
*	Namsun Aluminum Co., Ltd.	6,192	24,386

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Namuga Co., Ltd.	738	$13,795
	Namyang Dairy Products Co., Ltd.	94	24,070
	Nasmedia Co., Ltd.	1,690	46,319
*	Naturecell Co., Ltd.	4,222	33,497
	NAVER Corp.	6,344	1,935,752
	NCSoft Corp.	2,220	1,880,895
*	NDFOS Co., Ltd.	3,492	14,358
	NeoPharm Co., Ltd.	1,312	36,198
*	Neowiz	1,979	41,846
	Neowiz Holdings Corp.	920	13,374
	NEPES Corp.	3,106	120,885
*	Netmarble Corp.	1,287	150,755
*	New Power Plasma Co., Ltd.	3,749	20,119
	Nexen Corp.	4,007	15,874
	Nexen Tire Corp.	4,735	26,334
*	Next Entertainment World Co., Ltd.	3,129	24,307
*	NextEye Co., Ltd.	13,528	16,792
	NH Investment & Securities Co., Ltd.	40,221	396,291
*	NHN Corp.	2,599	161,868
	NHN KCP Corp.	4,575	238,701
	Nice Information & Telecommunication, Inc.	1,324	32,608
	NICE Information Service Co., Ltd.	9,469	180,009
	NICE Total Cash Management Co., Ltd.	8,837	41,444
*	NKMax Co., Ltd	1,031	18,299
	Nong Shim Holdings Co., Ltd.	454	29,972
	Nong Woo Bio Co., Ltd.	1,061	11,834
	NongShim Co., Ltd.	675	170,126
	NOROO Paint & Coatings Co., Ltd.	2,414	19,113
	NOVAREX Co., Ltd.	663	21,462
	NS Shopping Co., Ltd.	3,019	32,526
	Oceanbridge Co., Ltd.	1,631	23,244
*	OCI Co., Ltd.	2,146	188,725
	OptoElectronics Solutions Co., Ltd.	1,334	59,572
	OPTRON-TEC, Inc.	9,142	94,172
	Orion Holdings Corp.	5,970	71,483
*	Osstem Implant Co., Ltd.	1,972	120,928
	Ottogi Corp.	245	122,661
	Paik Kwang Industrial Co., Ltd.	4,373	15,468
	Pan-Pacific Co., Ltd.	4,645	7,981
	Park Systems Corp.	894	76,793
	Partron Co., Ltd.	11,262	113,207
*	Pearl Abyss Corp.	1,324	372,345
*	People & Technology, Inc.	1,435	31,134
	Pharma Research Products Co., Ltd.	898	49,274
*	Pharmicell Co., Ltd.	2,810	35,844
*	PI Advanced Materials Co., Ltd.	4,049	142,401
*	PNE Solution Co., Ltd.	1,745	33,640
	POSCO Chemical Co., Ltd.	3,247	388,766
	Posco ICT Co., Ltd.	6,222	42,885
	Posco M-Tech Co., Ltd.	5,805	24,533
	Power Logics Co., Ltd.	5,517	43,766
	Protec Co., Ltd.	1,501	49,165
	PSK, Inc.	1,841	61,117
	Pulmuone Co., Ltd.	4,595	67,824
	Pungkuk Alcohol Industry Co., Ltd.	780	14,375
	Pyeong Hwa Automotive Co., Ltd.	1,198	11,689
*	Redrover Co., Ltd.	4,129	1,267
	RFHIC Corp.	924	36,126
*	Robotis Co., Ltd.	1,322	19,447

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Rsupport Co., Ltd.	3,117	$26,970
	S Net Systems, Inc.	3,491	21,508
	S&S Tech Corp.	2,713	91,481
	S&T Dynamics Co., Ltd.	758	4,380
	S&T Holdings Co., Ltd.	1,335	18,608
	S&T Motiv Co., Ltd.	1,920	123,787
	S-1 Corp.	4,991	359,764
	Sajo Industries Co., Ltd.	228	6,636
	Sajodaerim Corp.	1,111	15,438
	Sam Chun Dang Pharm Co., Ltd.	1,418	75,816
	Sam Young Electronics Co., Ltd.	1,482	13,434
	Sam Yung Trading Co., Ltd.	1,958	23,768
*	Sambon Electronics Co., Ltd.	13,460	15,805
*	Sambu Engineering & Construction Co., Ltd.	18,831	60,399
	Samho Development Co., Ltd.	5,403	20,963
	Samick Musical Instruments Co., Ltd.	11,471	14,787
	Samick THK Co., Ltd.	1,425	16,119
	Samjin Pharmaceutical Co., Ltd.	2,982	64,932
	Sammok S-Form Co., Ltd.	1,045	9,902
*	Samsung Biologics Co., Ltd.	296	209,566
	Samsung C&T Corp.	10,724	1,242,690
	Samsung Card Co., Ltd.	5,765	152,840
	Samsung Electro-Mechanics Co., Ltd.	7,977	1,450,923
	Samsung Electronics Co., Ltd., GDR	2,910	5,344,939
	Samsung Electronics Co., Ltd.	264,114	19,308,573
	Samsung Electronics Co., Ltd., GDR	3,225	5,934,000
*	Samsung Engineering Co., Ltd.	47,719	526,342
	Samsung Fire & Marine Insurance Co., Ltd.	10,506	1,577,066
*	Samsung Heavy Industries Co., Ltd.	79,082	438,700
	Samsung Life Insurance Co., Ltd.	6,258	394,526
*	Samsung Pharmaceutical Co., Ltd.	6,266	44,137
	Samsung Publishing Co., Ltd.	1,384	27,835
	Samsung SDI Co., Ltd.	1,826	1,192,927
	Samsung SDS Co., Ltd.	5,881	1,024,090
	Samsung Securities Co., Ltd.	15,598	525,994
	SAMT Co., Ltd.	10,436	23,445
	Samwha Capacitor Co., Ltd.	1,204	80,283
	Samwha Electric Co., Ltd.	664	13,653
	Samyang Corp.	527	29,306
	Samyang Foods Co., Ltd.	809	65,779
	Samyang Tongsang Co., Ltd.	207	11,352
	Sang-A Frontec Co., Ltd.	716	36,429
	Sangsangin Co., Ltd.	4,749	28,223
	Sangsin Energy Display Precision Co., Ltd.	2,574	32,770
	SaraminHR Co., Ltd.	1,565	36,350
*	SBS Media Holdings Co., Ltd.	6,667	11,180
*	SBW	94,220	53,377
	Seah Besteel Corp.	2,272	24,844
	SeAH Steel Corp.	130	10,652
	SeAH Steel Holdings Corp.	145	5,918
	Sebang Co., Ltd.	2,031	25,772
	Sebang Global Battery Co., Ltd.	743	67,442
	Seegene, Inc.	3,693	538,778
*	Sejong Telecom, Inc.	33,195	16,267
	Sekonix Co., Ltd.	2,406	19,268
	Seohan Co., Ltd.	13,295	17,233
	Seojin System Co., Ltd.	1,871	69,025
	Seoul Semiconductor Co., Ltd.	6,391	111,570
	Seoyon E-Hwa Co., Ltd.	2,472	15,723

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sewon Cellontech Co., Ltd.	11,381	$28,544
	SEWOONMEDICAL Co., Ltd.	3,371	19,631
	SFA Engineering Corp.	5,176	174,501
*	SFA Semicon Co., Ltd.	18,337	112,683
*	SG Corp.	15,759	9,967
	SGC e Tec E&C Co., Ltd.	115	5,192
	SGC Energy Co., Ltd.	1,290	41,703
*	Shin Poong Pharmaceutical Co., Ltd.	2,086	150,183
	Shindaeyang Paper Co., Ltd.	456	25,555
*	Shinhan Financial Group Co., Ltd.	57,461	1,575,837
	Shinil Electronics Co., Ltd.	13,867	23,895
	Shinsegae Engineering & Construction Co., Ltd.	601	23,983
	Shinsegae Food Co., Ltd.	478	27,627
	Shinsegae Information & Communication Co., Ltd.	295	34,371
	Shinsegae International, Inc.	489	75,032
	Shinsegae, Inc.	1,541	321,932
*	Shinsung E&G Co., Ltd.	13,700	36,616
	Shinwha Intertek Corp.	4,515	14,046
*	Shinwon Corp.	11,931	15,397
	Shinyoung Securities Co., Ltd.	961	45,905
	SHOWBOX Corp.	8,508	27,944
	Silicon Works Co., Ltd.	2,409	146,158
	Silla Co., Ltd.	817	7,153
	SIMMTECH Co., Ltd.	4,558	87,978
	SIMPAC, Inc.	4,358	10,469
	Sindoh Co., Ltd.	1,876	43,492
	SK Chemicals Co., Ltd.	1,215	454,321
	SK D&D Co., Ltd.	1,722	62,890
	SK Discovery Co., Ltd.	4,058	230,060
	SK Gas, Ltd.	703	60,625
	SK Hynix, Inc.	54,759	5,978,615
	SK Materials Co., Ltd.	444	122,049
*	SK Rent A Car Co., Ltd.	2,078	18,957
	SK Securities Co., Ltd.	104,448	78,435
	SK Telecom Co., Ltd., Sponsored ADR	3,290	79,486
	SK Telecom Co., Ltd.	1,453	316,883
	SKC Co., Ltd.	2,772	299,308
	SL Corp.	3,157	69,582
*	SM Entertainment Co., Ltd.	2,554	69,878
*	S-MAC Co., Ltd.	26,135	34,951
*	SNU Precision Co., Ltd.	6,533	22,753
	S-Oil Corp.	6,966	425,093
*	Solus Advanced Materials Co., Ltd.	1,060	44,364
	Songwon Industrial Co., Ltd.	3,410	46,195
	Soulbrain Co., Ltd.	1,753	419,478
	Soulbrain Holdings Co., Ltd.	2,168	85,173
	SPC Samlip Co., Ltd.	1,041	64,996
*	Speco Co., Ltd.	2,960	28,340
	SPG Co., Ltd.	2,484	19,260
	Spigen Korea Co., Ltd.	385	21,540
*	Ssangyong Motor Co.	4,748	11,758
*	ST Pharm Co., Ltd.	567	44,718
*	Studio Dragon Corp.	1,820	160,664
*	SundayToz Corp.	932	18,641
	Sung Kwang Bend Co., Ltd.	3,027	19,419
	Sungwoo Hitech Co., Ltd.	11,092	73,093
*	Suprema, Inc.	1,181	30,404
*	Synergy Innovation Co., Ltd.	7,612	21,242
*	Synopex, Inc.	18,063	63,505

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Systems Technology, Inc.	1,883	$30,153
*	T Scientific Co., Ltd.	4,842	13,788
	Taekwang Industrial Co., Ltd.	109	81,649
*	Taewoong Co., Ltd.	1,299	15,315
	Taeyoung Engineering & Construction Co., Ltd.	3,513	37,679
*	Taihan Electric Wire Co., Ltd.	68,789	67,875
*	Taihan Fiberoptics Co., Ltd.	5,679	19,944
*	Taihan Textile Co., Ltd.	153	5,412
*	Tailim Packaging Co., Ltd.	4,802	23,990
	TechWing, Inc.	1,557	31,075
*	Tego Science, Inc.	598	14,304
*	Telcon RF Pharmaceutical, Inc.	5,341	23,661
	Telechips, Inc.	2,858	39,796
	TES Co., Ltd.	818	20,981
*	Theragen Etex Co., Ltd.	4,165	29,945
*	TK Chemical Corp.	10,591	23,864
	TK Corp.	3,643	22,778
*	TOBESOFT Co., Ltd.	4,351	8,621
	Tokai Carbon Korea Co., Ltd.	1,113	141,682
	Tongyang Life Insurance Co., Ltd.	7,227	23,639
	Tongyang, Inc.	55,572	59,546
	Top Engineering Co., Ltd.	3,123	27,172
	Toptec Co., Ltd.	3,471	36,710
	Tovis Co., Ltd.	4,782	31,668
	TS Corp.	733	13,010
	TSE Co., Ltd.	390	22,359
*	TY Holdings Co., Ltd.	3,387	71,775
	Ubiquoss, Inc.	1,210	23,545
	Uju Electronics Co., Ltd.	714	25,398
	Uni-Chem Co., Ltd.	8,018	10,342
	Unid Co., Ltd.	1,100	49,978
	Union Semiconductor Equipment & Materials Co., Ltd.	5,943	65,690
	Uniquest Corp.	2,210	26,328
	UniTest, Inc.	2,687	57,112
	UTI, Inc.	1,748	24,795
	Value Added Technology Co., Ltd.	1,700	37,168
*	Viatron Technologies, Inc.	4,010	39,538
*	VICTEK Co., Ltd.	3,541	22,650
*	Vidente Co., Ltd.	4,753	34,996
	Vieworks Co., Ltd.	1,669	48,188
*	VT GMP Co., Ltd.	6,547	48,351
	Webcash Corp.	290	20,269
*	Webzen, Inc.	1,970	61,422
	Wemade Co., Ltd.	992	33,423
	Whanin Pharmaceutical Co., Ltd.	3,397	55,416
*	WillBes & Co. (The)	11,308	14,737
	Winix, Inc.	2,581	52,421
	WiSoL Co., Ltd.	4,967	65,601
*	Wonik Holdings Co., Ltd.	10,865	65,200
*	WONIK IPS Co., Ltd.	3,742	159,350
	Wonik Materials Co., Ltd.	1,057	32,915
*	WooGene B&G Co., Ltd.	4,261	9,845
	Woongjin Thinkbig Co., Ltd.	6,087	14,224
*	Wooree Bio Co., Ltd.	7,589	35,103
	Woori Financial Capital Co., Ltd.	1,256	12,039
#*	Woori Financial Group, Inc., Sponsored ADR	4,929	117,754
*	Woori Financial Group, Inc.	47,338	372,452
*	Woori Investment Bank Co., Ltd.	68,667	31,882
*	Woori Technology Investment Co., Ltd.	9,632	32,537

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woori Technology, Inc.	21,835	$21,497
	Woory Industrial Co., Ltd.	676	16,838
*	Woosu AMS Co., Ltd.	5,489	36,930
*	Woowon Development Co., Ltd.	2,373	12,672
	Worldex Industry & Trading Co., Ltd.	2,869	44,443
*	Wysiwyg Studios Co., Ltd.	2,896	23,416
	Y G-1 Co., Ltd.	3,071	15,621
	Yesco Holdings Co., Ltd.	736	22,838
*	Yest Co., Ltd.	2,953	31,890
*	YG Entertainment, Inc.	1,356	55,005
*	YIK Corp.	4,787	24,595
	Yonwoo Co., Ltd.	553	12,205
	Youlchon Chemical Co., Ltd.	2,691	53,571
	Young Poong Corp.	119	54,717
	Young Poong Precision Corp.	1,490	10,618
*	Youngone Corp.	4,777	150,769
	Youngone Holdings Co., Ltd.	1,151	39,167
*	Yuanta Securities Korea Co., Ltd.	27,085	72,407
	Yuhan Corp.	6,941	407,127
*	Yuyang DNU Co., Ltd.	6,288	1,286
	Zeus Co., Ltd.	2,493	59,898
TOTAL SOUTH KOREA			130,093,408
TAIWAN — (14.5%)
	Aaeon Technology, Inc.	4,000	9,734
	ABC Taiwan Electronics Corp.	17,000	14,304
	Ability Enterprise Co., Ltd.	47,001	24,156
*	Ability Opto-Electronics Technology Co., Ltd.	10,200	16,424
	AcBel Polytech, Inc.	76,000	76,272
	Accton Technology Corp.	121,000	1,161,493
#	Acer, Inc.	870,000	837,798
	ACES Electronic Co., Ltd.	24,000	34,515
*	Acon Holding, Inc.	41,000	16,183
	Acter Group Corp., Ltd.	7,759	51,921
	Action Electronics Co., Ltd.	28,000	10,417
	Actron Technology Corp.	8,196	32,948
	A-DATA Technology Co., Ltd.	38,000	93,624
	Addcn Technology Co., Ltd.	8,000	60,556
	Adlink Technology, Inc.	10,000	21,852
	Advanced Ceramic X Corp.	8,000	129,369
	Advanced International Multitech Co., Ltd.	14,000	20,939
*	Advanced Optoelectronic Technology, Inc.	36,000	38,552
	Advancetek Enterprise Co., Ltd.	56,000	33,885
	Advantech Co., Ltd.	46,194	569,625
	AEON Motor Co., Ltd.	9,000	11,501
	Aerospace Industrial Development Corp.	85,000	82,278
*	AGV Products Corp.	52,000	15,224
	Airmate Cayman International Co., Ltd.	20,000	17,273
	Airtac International Group	12,000	426,950
#	Alchip Technologies, Ltd.	5,000	146,759
*	ALI Corp.	35,632	32,537
	Allied Circuit Co., Ltd.	5,000	19,623
	Allis Electric Co., Ltd.	47,586	39,895
	Alltek Technology Corp.	51,000	40,170
	Alltop Technology Co., Ltd.	16,000	56,517
	Alpha Networks, Inc.	107,772	132,796
	Altek Corp.	72,000	90,815
	Amazing Microelectronic Corp.	11,586	40,532
	Ampire Co., Ltd.	16,000	11,738

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AMPOC Far-East Co., Ltd.	22,000	$26,423
*	AmTRAN Technology Co., Ltd.	161,000	63,926
	Anpec Electronics Corp.	16,000	45,214
	Apac Opto Electronics, Inc.	28,000	27,061
	Apacer Technology, Inc.	31,000	42,276
	APAQ Technology Co., Ltd.	6,000	10,973
	APCB, Inc.	35,000	26,143
	Apex International Co., Ltd.	23,000	56,384
	Apex Medical Corp.	17,000	15,523
	Apex Science & Engineering	30,000	12,720
	Apogee Optocom Co., Ltd.	4,000	14,008
	Arcadyan Technology Corp.	29,805	97,981
	Argosy Research, Inc.	14,013	59,599
#	ASE Technology Holding Co., Ltd., ADR	9,375	62,437
	ASE Technology Holding Co., Ltd.	630,000	2,074,534
	Asia Cement Corp.	203,000	289,734
	Asia Optical Co., Inc.	50,000	131,278
*	Asia Pacific Telecom Co., Ltd.	258,464	87,703
	Asia Polymer Corp.	88,525	59,417
	Asia Tech Image, Inc.	9,000	17,668
	Asia Vital Components Co., Ltd.	60,000	140,712
	ASMedia Technology, Inc.	4,000	270,538
	ASPEED Technology, Inc.	5,000	354,360
	ASROCK, Inc.	10,000	50,558
	Asustek Computer, Inc.	148,000	1,512,352
	Aten International Co., Ltd.	20,000	59,899
	Audix Corp.	21,000	33,725
	AURAS Technology Co., Ltd.	17,000	127,855
	Aurora Corp.	9,000	27,598
	Avalue Technology, Inc.	10,000	18,394
	Aver Information, Inc.	9,000	25,873
	Avermedia Technologies	19,000	30,608
	AVY Precision Technology, Inc.	36,021	32,630
	Axiomtek Co., Ltd.	20,000	36,618
*	Azurewave Technologies, Inc.	20,000	18,913
	Bank of Kaohsiung Co., Ltd.	117,141	40,078
	Basso Industry Corp.	27,000	40,451
	BenQ Materials Corp.	66,000	68,760
	BES Engineering Corp.	258,000	76,630
*	Billion Electric Co., Ltd.	29,000	18,142
	Bin Chuan Enterprise Co., Ltd.	15,000	14,591
	Bionime Corp.	6,000	13,422
*	Biostar Microtech International Corp.	55,000	30,593
	Bioteque Corp.	10,000	44,593
	Bizlink Holding, Inc.	26,000	286,989
	Bora Pharmaceuticals Co., Ltd.	2,000	12,859
	Brave C&H Supply Co., Ltd.	6,000	33,177
	Bright Led Electronics Corp.	27,000	14,540
	Brighton-Best International Taiwan, Inc.	65,000	59,335
	Brogent Technologies, Inc.	5,000	17,768
	Browave Corp.	9,000	15,140
	C Sun Manufacturing, Ltd.	25,000	35,712
*	Cameo Communications, Inc.	38,000	11,090
	Capital Futures Corp.	17,312	23,007
	Capital Securities Corp.	249,060	118,898
	Career Technology MFG. Co., Ltd.	83,109	95,970
	Casing Macron Technology Co.	12,000	10,188
	Caswell, Inc.	8,000	34,476
	Catcher Technology Co., Ltd.	155,000	1,092,996

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Financial Holding Co., Ltd.	603,658	$858,650
	Cathay Real Estate Development Co., Ltd.	190,000	126,555
	Cayman Engley Industrial Co., Ltd.	4,000	15,083
	CCP Contact Probes Co., Ltd.	15,000	18,552
	Celxpert Energy Corp.	11,000	19,025
	Center Laboratories, Inc.	54,000	115,355
	Central Reinsurance Co., Ltd.	40,000	30,276
	Century Iron & Steel Industrial Co., Ltd.	31,000	110,966
	Chailease Holding Co., Ltd.	210,272	1,162,208
	ChainQui Construction Development Co., Ltd.	18,700	11,104
*	Champion Building Materials Co., Ltd.	50,000	13,732
	Champion Microelectronic Corp.	4,000	11,301
	Chang Hwa Commercial Bank, Ltd.	235,817	139,244
	Chang Wah Electromaterials, Inc.	40,000	42,802
	Chang Wah Technology Co., Ltd.	20,000	44,033
	Channel Well Technology Co., Ltd.	44,000	66,581
	Chant Sincere Co., Ltd.	12,000	17,152
	Chaun-Choung Technology Corp.	6,000	45,446
	CHC Healthcare Group	34,000	42,244
	CHC Resources Corp.	7,000	11,135
	Chen Full International Co., Ltd.	13,000	17,860
	Chenbro Micom Co., Ltd.	20,000	55,675
	Cheng Loong Corp.	254,000	260,427
*	Cheng Mei Materials Technology Corp.	166,000	65,456
	Cheng Shin Rubber Industry Co., Ltd.	31,000	44,132
	Cheng Uei Precision Industry Co., Ltd.	83,000	132,501
	Chia Chang Co., Ltd.	34,000	44,187
	Chicony Electronics Co., Ltd.	160,185	493,962
	Chicony Power Technology Co., Ltd.	24,055	60,038
	Chief Telecom, Inc.	5,000	53,169
	Chieftek Precision Co., Ltd.	8,800	35,179
	Chilisin Electronics Corp.	47,979	172,464
*	China Airlines, Ltd.	261,000	102,210
	China Bills Finance Corp.	199,000	103,983
	China Chemical & Pharmaceutical Co., Ltd.	76,000	59,084
	China Development Financial Holding Corp.	1,807,000	574,823
	China Electric Manufacturing Corp.	63,900	28,465
	China General Plastics Corp.	105,687	86,651
	China Life Insurance Co., Ltd.	767,282	621,376
*	China Man-Made Fiber Corp.	251,220	74,327
	China Metal Products	34,000	36,105
*	China Motor Corp.	59,200	97,994
	China Steel Chemical Corp.	44,000	158,348
	China Steel Corp.	272,000	222,692
	China Wire & Cable Co., Ltd.	21,000	19,244
	Ching Feng Home Fashions Co., Ltd.	20,000	18,520
	Chin-Poon Industrial Co., Ltd.	86,000	100,670
	Chipbond Technology Corp.	148,000	364,194
	ChipMOS Techinologies, Inc.	93,000	111,530
	ChipMOS Technologies, Inc., ADR	2,254	54,567
	Chlitina Holding, Ltd.	19,000	140,864
	Chong Hong Construction Co., Ltd.	31,000	87,363
#	Chroma ATE, Inc.	70,000	470,346
	Chun YU Works & Co., Ltd.	17,000	10,591
	Chun Yuan Steel Industry Co., Ltd.	50,000	20,857
	Chung Hsin Electric & Machinery Manufacturing Corp.	80,000	136,535
*	Chung Hung Steel Corp.	144,000	69,635
	Chung Hwa Food Industrial Co., Ltd.	5,000	17,060
*	Chung Hwa Pulp Corp.	38,000	13,452

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Precision Test Tech Co., Ltd.	2,000	$63,071
	Chunghwa Telecom Co., Ltd., Sponsored ADR	5,627	217,765
	Chunghwa Telecom Co., Ltd.	74,000	285,617
	Clevo Co.	130,000	135,816
	CMC Magnetics Corp.	289,827	84,929
	Collins Co., Ltd.	24,000	13,449
	Compal Electronics, Inc.	1,386,000	1,060,122
#	Compeq Manufacturing Co., Ltd.	111,000	167,847
	Compucase Enterprise	8,000	11,197
	Concord Securities Co., Ltd.	89,674	42,199
	Concraft Holding Co., Ltd.	10,872	29,120
	Continental Holdings Corp.	77,000	52,254
	Contrel Technology Co., Ltd.	38,000	20,211
	Coremax Corp.	18,545	39,404
	Coretronic Corp.	143,000	196,588
	Co-Tech Development Corp.	25,000	45,969
	Cowealth Medical Holding Co., Ltd.	9,450	10,055
*	Coxon Precise Industrial Co., Ltd.	18,000	8,380
	Creative Sensor, Inc.	15,000	10,057
*	CSBC Corp. Taiwan	46,750	40,042
	CTBC Financial Holding Co., Ltd.	1,993,000	1,350,173
	CTCI Corp.	102,000	127,302
	Cub Elecparts, Inc.	3,753	24,265
	CviLux Corp.	12,000	14,002
	Cyberlink Corp.	7,000	25,653
	CyberPower Systems, Inc.	11,000	31,180
	CyberTAN Technology, Inc.	73,000	45,723
	Cypress Technology Co., Ltd.	7,889	14,383
	DA CIN Construction Co., Ltd.	73,000	64,417
	Dadi Early-Childhood Education Group, Ltd.	2,000	10,865
	Dafeng TV, Ltd.	10,000	15,076
	Darfon Electronics Corp.	51,000	74,452
*	Darwin Precisions Corp.	89,000	38,871
	Davicom Semiconductor, Inc.	26,000	23,399
	Daxin Materials Corp.	18,000	52,928
	De Licacy Industrial Co., Ltd.	72,017	43,917
	Delta Electronics, Inc.	139,000	1,399,114
	Depo Auto Parts Ind Co., Ltd.	22,000	45,753
	DFI, Inc.	5,000	11,381
	Dimerco Data System Corp.	12,000	24,370
	Dimerco Express Corp.	53,000	111,243
*	D-Link Corp.	168,000	144,767
	Draytek Corp.	13,000	11,587
	Dyaco International, Inc.	10,000	35,095
*	Dynamic Electronics Co., Ltd.	86,181	58,834
	Dynapack International Technology Corp.	24,000	76,741
	E Ink Holdings, Inc.	100,000	174,397
	E.Sun Financial Holding Co., Ltd.	770,119	649,005
	Eastern Media International Corp.	165,000	93,898
	Eclat Textile Co., Ltd.	22,000	317,889
	Edimax Technology Co., Ltd.	46,000	19,575
	Edom Technology Co., Ltd.	40,000	31,958
	eGalax_eMPIA Technology, Inc.	10,000	20,191
	Egis Technology, Inc.	24,000	128,469
	Elan Microelectronics Corp.	58,100	329,499
	E-LIFE MALL Corp.	20,000	51,665
	Elite Advanced Laser Corp.	25,600	55,169
	Elite Material Co., Ltd.	61,000	326,921
	Elite Semiconductor Microelectronics Technology, Inc.	54,000	112,277

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Elitegroup Computer Systems Co., Ltd.	88,000	$79,136
	eMemory Technology, Inc.	11,000	268,414
	Emerging Display Technologies Corp.	44,000	27,591
	Ennoconn Corp.	8,922	82,550
*	Ennostar, Inc.	7,700	22,685
	EnTie Commercial Bank Co., Ltd.	103,000	50,409
*	Epileds Technologies, Inc.	16,000	10,739
	Eson Precision Ind. Co., Ltd.	17,000	38,648
	Eternal Materials Co., Ltd.	143,920	170,623
*	Etron Technology, Inc.	67,431	49,161
	Eurocharm Holdings Co., Ltd.	4,000	17,808
*	Everest Textile Co., Ltd.	29,580	8,918
	Evergreen International Storage & Transport Corp.	32,000	17,806
	Everlight Chemical Industrial Corp.	165,000	90,322
	Everlight Electronics Co., Ltd.	87,000	128,717
*	Everspring Industry Co., Ltd.	24,000	10,785
	Excel Cell Electronic Co., Ltd.	15,000	10,329
	Excellence Opto, Inc.	34,000	37,769
	Excelliance Mos Corp.	5,000	20,198
	Excelsior Medical Co., Ltd.	29,141	56,752
	Far Eastern Department Stores, Ltd.	192,000	147,354
	Far Eastern International Bank	277,155	101,436
	Far Eastern New Century Corp.	276,000	255,623
	Far EasTone Telecommunications Co., Ltd.	22,000	47,113
	Faraday Technology Corp.	54,000	100,402
	Farcent Enterprise Co., Ltd.	5,000	12,416
	Farglory F T Z Investment Holding Co., Ltd.	25,000	23,425
	Farglory Land Development Co., Ltd.	77,000	137,265
*	Federal Corp.	34,000	20,200
	Feedback Technology Corp.	5,000	12,061
	Feng Hsin Steel Co., Ltd.	32,000	71,878
	Feng TAY Enterprise Co., Ltd.	44,400	284,170
	Firich Enterprises Co., Ltd.	24,671	24,268
	First Financial Holding Co., Ltd.	489,516	352,698
	First Hi-Tec Enterprise Co., Ltd.	13,000	25,168
	First Hotel	33,000	15,839
	First Insurance Co., Ltd. (The)	26,000	11,783
	First Steamship Co., Ltd.	53,410	17,150
*	FIT Holding Co., Ltd.	11,000	10,093
	Fittech Co., Ltd.	5,000	27,664
	FLEXium Interconnect, Inc.	57,000	241,279
	Flytech Technology Co., Ltd.	26,000	54,919
	FOCI Fiber Optic Communications, Inc.	19,000	17,069
	Forcecon Tech Co., Ltd.	9,000	24,513
	Formosa Advanced Technologies Co., Ltd.	44,000	56,918
	Formosa Chemicals & Fibre Corp.	95,000	262,550
	Formosa International Hotels Corp.	7,000	32,060
*	Formosa Laboratories, Inc.	30,634	51,139
	Formosa Petrochemical Corp.	19,000	60,293
	Formosa Plastics Corp.	99,000	307,446
	Formosan Rubber Group, Inc.	59,000	46,801
	Formosan Union Chemical	115,000	57,525
	Fortune Electric Co., Ltd.	28,000	42,740
	Founding Construction & Development Co., Ltd.	21,000	12,059
	Foxconn Technology Co., Ltd.	163,000	434,273
	Foxsemicon Integrated Technology, Inc.	17,150	131,703
	FSP Technology, Inc.	40,000	59,681
	Fubon Financial Holding Co., Ltd.	604,000	980,714
	Fulgent Sun International Holding Co., Ltd.	19,092	74,414

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co., Ltd.	17,000	$10,344
	Fusheng Precision Co., Ltd.	2,000	12,049
	G Shank Enterprise Co., Ltd.	34,000	30,658
	Gamania Digital Entertainment Co., Ltd.	17,000	38,535
	GCS Holdings, Inc.	20,000	36,790
	GEM Services, Inc.	12,100	28,975
	Gemtek Technology Corp.	89,000	89,314
	General Interface Solution Holding, Ltd.	55,000	220,356
	General Plastic Industrial Co., Ltd.	24,000	23,070
#	Generalplus Technology, Inc.	12,000	17,232
	Genesys Logic, Inc.	14,000	32,269
#	Genius Electronic Optical Co., Ltd.	21,634	370,664
*	GeoVision, Inc.	24,000	22,701
	Getac Technology Corp.	85,000	145,663
	Giant Manufacturing Co., Ltd.	63,000	611,249
	Giantplus Technology Co., Ltd.	35,000	14,589
	Gigabyte Technology Co., Ltd.	88,000	247,451
	Ginko International Co., Ltd.	12,600	58,600
	Global Brands Manufacture, Ltd.	110,000	92,774
	Global Mixed Mode Technology, Inc.	14,000	84,867
	Global PMX Co., Ltd.	4,000	24,959
	Global Unichip Corp.	14,000	196,872
	Globaltek Fabrication Co., Ltd.	9,000	20,539
	Globalwafers Co., Ltd.	27,000	593,125
	Globe Union Industrial Corp.	55,000	29,103
	Gloria Material Technology Corp.	34,000	18,630
	GMI Technology, Inc.	21,000	10,770
	Golden Friends Corp.	6,000	11,893
	Goldsun Building Materials Co., Ltd.	186,873	138,968
	Good Will Instrument Co., Ltd.	13,000	10,689
	Gourmet Master Co., Ltd.	16,208	73,485
	Grand Fortune Securities Co., Ltd.	44,000	16,272
	Grand Ocean Retail Group, Ltd.	13,000	8,658
*	Grand Pacific Petrochemical	196,000	145,999
	Grand Plastic Technology Corp.	3,000	37,655
	GrandTech CG Systems, Inc.	11,550	17,173
	Grape King Bio, Ltd.	22,000	135,887
	Great China Metal Industry	55,000	43,092
	Great Taipei Gas Co., Ltd.	99,000	114,983
	Great Tree Pharmacy Co., Ltd.	4,000	13,365
	Greatek Electronics, Inc.	49,000	110,899
	Group Up Industrial Co., Ltd.	4,000	8,913
	GTM Holdings Corp.	43,000	34,889
	Hannstar Board Corp.	75,314	110,854
	Hanpin Electron Co., Ltd.	3,000	3,109
*	Harvatek Corp.	22,000	13,135
	Heran Co., Ltd.	4,000	18,322
	Hey Song Corp.	64,000	73,334
	Hi-Clearance, Inc.	5,000	21,566
	Highlight Tech Corp.	22,833	33,598
	Highwealth Construction Corp.	158,400	240,616
	HIM International Music, Inc.	5,000	17,712
	Hiroca Holdings, Ltd.	23,000	51,124
	Hitron Technology, Inc.	25,080	19,910
	Hiwin Technologies Corp.	35,003	493,743
*	Ho Tung Chemical Corp.	271,000	88,532
*	Hocheng Corp.	47,000	15,091
	Holtek Semiconductor, Inc.	36,000	91,388
	Holy Stone Enterprise Co., Ltd.	24,000	92,177

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hon Hai Precision Industry Co., Ltd.	877,600	$3,490,307
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	38,076
	Hon Hai Precision Industry Co., Ltd., GDR	7,216	58,161
	Hong Pu Real Estate Development Co., Ltd.	57,000	43,437
	Hong TAI Electric Industrial	70,000	40,689
	Hong YI Fiber Industry Co.	17,000	9,926
	Hota Industrial Manufacturing Co., Ltd.	17,178	70,058
	Hotai Finance Co., Ltd.	15,000	42,455
	Hotai Motor Co., Ltd.	32,000	644,833
	Hotron Precision Electronic Industrial Co., Ltd.	14,742	32,542
	Hsin Kuang Steel Co., Ltd.	42,000	51,003
	Hsin Yung Chien Co., Ltd.	4,200	13,185
	Hsing TA Cement Co.	38,000	24,956
*	HTC Corp.	170,000	172,109
	Hu Lane Associate, Inc.	16,400	66,079
	HUA ENG Wire & Cable Co., Ltd.	78,000	29,770
	Hua Nan Financial Holdings Co., Ltd.	501,978	307,416
	Huaku Development Co., Ltd.	50,000	153,492
	Huang Hsiang Construction Corp.	26,000	32,431
	Hung Ching Development & Construction Co., Ltd.	33,000	21,646
	Hung Sheng Construction, Ltd.	102,592	65,924
	Huxen Corp.	10,000	17,810
*	Hwa Fong Rubber Industrial Co., Ltd.	29,000	11,843
	Ibase Technology, Inc.	17,000	21,288
	IBF Financial Holdings Co., Ltd.	422,214	189,718
	Ichia Technologies, Inc.	62,000	35,793
	IEI Integration Corp.	29,220	52,674
	Infortrend Technology, Inc.	56,000	23,958
	Innodisk Corp.	19,633	115,069
	Inpaq Technology Co., Ltd.	11,400	28,536
	Insyde Software Corp.	7,000	22,332
	Intai Technology Corp.	6,000	19,147
	Integrated Service Technology, Inc.	6,000	11,030
	IntelliEPI, Inc.	6,000	11,203
	International CSRC Investment Holdings Co.	193,220	159,176
	International Games System Co., Ltd.	12,000	330,617
	Inventec Corp.	804,000	667,546
	Iron Force Industrial Co., Ltd.	8,000	21,158
	I-Sheng Electric Wire & Cable Co., Ltd.	18,000	26,885
	ITE Technology, Inc.	22,000	56,094
	ITEQ Corp.	43,822	209,191
	Jarllytec Co., Ltd.	18,000	44,293
	Jentech Precision Industrial Co., Ltd.	6,000	62,771
	Jess-Link Products Co., Ltd.	19,000	24,742
	Jih Lin Technology Co., Ltd.	16,000	37,729
	Jih Sun Financial Holdings Co., Ltd.	336,783	144,609
	Jinli Group Holdings, Ltd.	23,391	6,876
	JMC Electronics Co., Ltd.	5,000	11,249
	Jochu Technology Co., Ltd.	2,000	2,071
	Johnson Health Tech Co., Ltd.	9,000	26,283
	Jourdeness Group, Ltd.	4,000	11,692
	Kaimei Electronic Corp.	22,400	78,514
	Kedge Construction Co., Ltd.	7,000	11,557
	KEE TAI Properties Co., Ltd.	70,000	24,480
	Kenda Rubber Industrial Co., Ltd.	35,360	40,336
	Kenmec Mechanical Engineering Co., Ltd.	22,000	18,337
	Kerry TJ Logistics Co., Ltd.	21,000	30,859
	Key Ware Electronics Co., Ltd.	20,000	10,435
	Keystone Microtech Corp.	2,000	23,032

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co., Ltd.	69,000	$78,791
	King Slide Works Co., Ltd.	8,000	85,349
	King's Town Bank Co., Ltd.	184,000	249,012
*	King's Town Construction Co., Ltd.	27,000	33,703
	Kinik Co.	23,000	52,689
*	Kinko Optical Co., Ltd.	23,000	28,338
	Kinpo Electronics	232,000	98,245
	Kinsus Interconnect Technology Corp.	29,000	80,733
	KMC Kuei Meng International, Inc.	10,250	72,470
	Ko Ja Cayman Co., Ltd.	9,000	43,124
	KS Terminals, Inc.	30,000	56,524
	Kung Long Batteries Industrial Co., Ltd.	12,000	58,452
*	Kung Sing Engineering Corp.	67,000	22,129
	Kuo Toong International Co., Ltd.	68,248	53,635
	Kuoyang Construction Co., Ltd.	36,549	38,758
	Kwong Lung Enterprise Co., Ltd.	16,000	22,042
	KYE Systems Corp.	18,000	6,597
	L&K Engineering Co., Ltd.	45,000	47,039
	La Kaffa International Co., Ltd.	6,000	25,684
	Land Mark Optoelectronics Corp.	13,000	126,361
	Lanner Electronics, Inc.	23,720	56,444
	Largan Precision Co., Ltd.	10,000	1,046,705
	Laser Tek Taiwan Co., Ltd.	11,000	10,537
*	Lealea Enterprise Co., Ltd.	145,000	58,358
	LEE CHI Enterprises Co., Ltd.	21,000	9,395
	Lelon Electronics Corp.	18,832	45,614
	Lemtech Holdings Co., Ltd.	3,599	18,346
	Li Cheng Enterprise Co., Ltd.	10,458	9,335
*	Li Peng Enterprise Co., Ltd.	126,000	34,273
	Lian HWA Food Corp.	11,025	17,584
	Lida Holdings, Ltd.	10,000	12,136
	Lien Hwa Industrial Holdings Corp.	120,794	174,317
	Lifestyle Global Enterprise, Inc.	6,000	10,338
*	Lingsen Precision Industries, Ltd.	125,000	61,395
	Lintes Technology Co., Ltd.	5,000	20,816
	Lite-On Technology Corp.	368,000	720,743
*	Long Bon International Co., Ltd.	16,000	7,954
	Long Da Construction & Development Corp.	40,000	20,401
	Longchen Paper & Packaging Co., Ltd.	188,028	130,182
	Longwell Co.	29,000	53,443
	Lotes Co., Ltd.	15,256	282,119
*	Lotus Pharmaceutical Co., Ltd.	18,000	43,246
	Lu Hai Holding Corp.	7,000	10,842
	Lumax International Corp., Ltd.	20,000	46,433
	Lung Yen Life Service Corp.	23,000	41,458
	M31 Technology Corp.	3,000	35,603
	Macauto Industrial Co., Ltd.	5,000	16,250
	Machvision, Inc.	8,159	75,766
	Macroblock, Inc.	5,000	16,902
	Makalot Industrial Co., Ltd.	46,750	312,928
	Marketech International Corp.	21,000	84,865
	Materials Analysis Technology, Inc.	8,000	27,200
	Mechema Chemicals International Corp.	13,000	27,568
	MediaTek, Inc.	77,000	2,404,991
	Mega Financial Holding Co., Ltd.	773,000	776,365
	Meiloon Industrial Co.	17,000	17,609
	Mercuries & Associates Holding, Ltd.	99,220	70,048
*	Mercuries Life Insurance Co., Ltd.	296,586	84,864
	Merida Industry Co., Ltd.	35,000	330,674

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Micro-Star International Co., Ltd.	133,000	$617,539
	Mildef Crete, Inc.	14,000	24,997
*	MIN AIK Technology Co., Ltd.	35,000	17,363
	Mirle Automation Corp.	39,000	57,219
	Mitac Holdings Corp.	238,073	246,975
	momo.com, Inc.	11,000	309,143
	MOSA Industrial Corp.	9,000	10,227
	MPI Corp.	17,000	65,032
	Nak Sealing Technologies Corp.	10,000	24,275
	Nan Kang Rubber Tire Co., Ltd.	9,000	12,103
	Nan Pao Resins Chemical Co., Ltd.	9,000	48,830
	Nan Ya Plastics Corp.	213,000	499,091
	Nang Kuang Pharmaceutical Co., Ltd.	12,000	16,013
	Nantex Industry Co., Ltd.	57,200	116,948
	National Aerospace Fasteners Corp.	7,000	12,954
	National Petroleum Co., Ltd.	12,000	22,055
	Netronix, Inc.	11,000	15,059
*	Newmax Technology Co., Ltd.	7,000	12,694
	Nexcom International Co., Ltd.	30,000	26,799
	Nichidenbo Corp.	36,000	60,848
*	Nien Hsing Textile Co., Ltd.	44,000	24,522
	Nien Made Enterprise Co., Ltd.	5,000	65,820
	Niko Semiconductor Co., Ltd.	15,000	22,693
	Nishoku Technology, Inc.	10,000	36,706
	Novatek Microelectronics Corp.	113,000	1,584,551
	Nuvoton Technology Corp.	23,833	36,612
	O-Bank Co., Ltd.	179,507	42,126
*	Ocean Plastics Co., Ltd.	53,000	61,179
	OK Biotech Co., Ltd.	3,272	2,927
*	Oneness Biotech Co., Ltd.	10,000	65,488
*	OptoTech Corp.	89,500	80,203
	Orient Semiconductor Electronics, Ltd.	66,000	34,628
	Oriental Union Chemical Corp.	130,000	83,203
	O-TA Precision Industry Co., Ltd.	12,000	26,558
*	Pacific Construction Co.	33,000	10,796
	Pacific Hospital Supply Co., Ltd.	10,997	25,842
	Pan Jit International, Inc.	36,900	66,352
#	Pan-International Industrial Corp.	82,000	120,853
	Panion & BF Biotech, Inc.	6,000	15,833
	Parade Technologies, Ltd.	7,000	300,141
	PChome Online, Inc.	15,000	46,156
	PCL Technologies, Inc.	7,432	27,430
	P-Duke Technology Co., Ltd.	11,000	26,157
	Pegatron Corp.	308,000	861,860
	PEGAVISION CORP	3,000	25,255
*	Pharmally International Holding Co., Ltd.	11,410	17,297
*	Phihong Technology Co., Ltd.	68,000	39,906
	Phison Electronics Corp.	43,000	577,940
	Phoenix Silicon International Corp.	14,000	25,320
	Pixart Imaging, Inc.	18,000	119,030
	Planet Technology Corp.	17,000	37,206
	Plastron Precision Co., Ltd.	19,000	8,517
	Plotech Co., Ltd.	38,000	37,480
	Polytronics Technology Corp.	9,422	33,367
	Posiflex Technology, Inc.	3,000	8,263
	Pou Chen Corp.	242,000	241,515
	Power Wind Health Industry, Inc.	6,150	29,881
	Powertech Technology, Inc.	164,000	568,648
	Poya International Co., Ltd.	6,000	123,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	President Chain Store Corp.	71,000	$676,519
	President Securities Corp.	159,120	113,331
	Primax Electronics, Ltd.	95,000	188,337
	Prince Housing & Development Corp.	199,000	76,339
*	Princeton Technology Corp.	29,000	16,424
	Pro Hawk Corp.	3,000	19,688
	Promate Electronic Co., Ltd.	27,000	33,324
	Prosperity Dielectrics Co., Ltd.	21,000	44,947
	Qisda Corp.	399,000	407,218
	QST International Corp.	11,000	26,757
	Qualipoly Chemical Corp.	32,000	34,957
	Quang Viet Enterprise Co., Ltd.	13,000	48,857
	Quanta Computer, Inc.	338,000	972,400
	Quanta Storage, Inc.	39,000	53,116
	Radiant Opto-Electronics Corp.	95,000	389,178
	Radium Life Tech Co., Ltd.	67,000	25,285
	Rafael Microelectronics, Inc.	3,000	14,697
	Realtek Semiconductor Corp.	104,000	1,673,009
	Rechi Precision Co., Ltd.	86,000	60,604
	Rexon Industrial Corp., Ltd.	28,000	73,187
	Rich Development Co., Ltd.	177,000	59,523
*	Ritek Corp.	176,099	63,591
*	Roo Hsing Co., Ltd.	86,000	29,432
	Ruentex Development Co., Ltd.	285,600	394,131
	Ruentex Engineering & Construction Co.	12,000	29,147
	Ruentex Industries, Ltd.	77,600	188,739
	Sampo Corp.	77,800	70,190
	San Fang Chemical Industry Co., Ltd.	50,000	35,013
	San Far Property, Ltd.	52,384	26,069
	San Shing Fastech Corp.	15,000	26,628
	Sanitar Co., Ltd.	9,000	10,238
	Sanyang Motor Co., Ltd.	82,000	92,054
	SCI Pharmtech, Inc.	7,000	22,426
	Scientech Corp.	10,000	21,768
	SDI Corp.	22,000	65,227
	Sea Sonic Electronics Co., Ltd.	8,000	22,410
	Senao International Co., Ltd.	23,000	25,126
	Senao Networks, Inc.	7,000	25,207
	Sercomm Corp.	44,000	115,206
	Sesoda Corp.	31,000	24,051
	Shanghai Commercial & Savings Bank, Ltd. (The)	114,000	151,954
	Shan-Loong Transportation Co., Ltd.	13,000	14,451
*	Sharehope Medicine Co., Ltd.	23,086	25,972
	ShenMao Technology, Inc.	16,000	16,404
	Shih Her Technologies, Inc.	11,000	19,205
*	Shih Wei Navigation Co., Ltd.	31,000	10,837
	Shihlin Electric & Engineering Corp.	56,000	93,602
	Shin Kong Financial Holding Co., Ltd.	2,456,271	704,886
	Shin Ruenn Development Co., Ltd.	14,000	13,883
	Shin Zu Shing Co., Ltd.	31,866	141,881
*	Shining Building Business Co., Ltd.	102,206	46,673
	Shinkong Insurance Co., Ltd.	53,000	69,111
	Shinkong Synthetic Fibers Corp.	310,000	139,094
	Shiny Chemical Industrial Co., Ltd.	16,800	59,863
	ShunSin Technology Holding, Ltd.	7,000	31,094
*	Shuttle, Inc.	77,000	31,549
	Sigurd Microelectronics Corp.	93,438	162,129
	Silergy Corp.	8,000	745,982
	Silicon Power Computer & Communications, Inc.	21,000	17,676

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co., Ltd.	46,000	$590,279
	Sinbon Electronics Co., Ltd.	45,000	402,084
	Singatron Enterprise Co., Ltd.	17,000	14,807
	Sinher Technology, Inc.	11,000	19,945
	Sinmag Equipment Corp.	11,000	34,193
	Sino-American Silicon Products, Inc.	119,000	641,193
	Sinon Corp.	119,000	86,825
	SinoPac Financial Holdings Co., Ltd.	558,080	218,172
	Sinopower Semiconductor, Inc.	6,000	22,628
	Sinyi Realty Co.	31,965	31,192
	Sirtec International Co., Ltd.	25,200	23,473
	Sitronix Technology Corp.	31,000	177,127
	Siward Crystal Technology Co., Ltd.	43,000	34,235
	Softstar Entertainment, Inc.	5,000	11,822
	Soft-World International Corp.	14,000	49,238
	Solar Applied Materials Technology Co.	151,711	235,720
	Solomon Technology Corp.	17,000	10,653
	Solteam, Inc.	11,000	26,685
	Sonix Technology Co., Ltd.	22,000	51,737
	Speed Tech Corp.	20,000	61,679
	Spirox Corp.	17,000	17,627
	Sporton International, Inc.	15,050	138,711
	St Shine Optical Co., Ltd.	9,000	85,131
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	25,405
	Standard Foods Corp.	89,000	179,540
	Stark Technology, Inc.	18,000	42,692
	Sun Race Sturmey-Archer, Inc.	7,000	9,977
*	Sun Yad Construction Co., Ltd.	53,000	22,098
	Sunko INK Co., Ltd.	35,000	12,561
	SunMax Biotechnology Co., Ltd.	6,000	17,815
	Sunny Friend Environmental Technology Co., Ltd.	5,000	38,790
	Sunonwealth Electric Machine Industry Co., Ltd.	40,000	74,540
	Sunplus Technology Co., Ltd.	80,000	71,609
	Sunrex Technology Corp.	18,000	42,652
	Sunspring Metal Corp.	14,000	11,045
	Supreme Electronics Co., Ltd.	88,000	109,319
	Sweeten Real Estate Development Co., Ltd.	41,796	31,970
	Syncmold Enterprise Corp.	24,500	70,794
	Synmosa Biopharma Corp.	24,000	20,405
	Synnex Technology International Corp.	397,000	639,791
	Sysage Technology Co., Ltd.	18,000	27,751
	Systex Corp.	38,000	113,769
	T3EX Global Holdings Corp.	23,444	31,832
	TA Chen Stainless Pipe	191,885	171,721
	Ta Liang Technology Co., Ltd.	9,000	14,176
	Ta Ya Electric Wire & Cable	84,960	54,472
	Tah Hsin Industrial Corp.	9,000	22,448
	TA-I Technology Co., Ltd.	17,750	49,405
*	Tai Tung Communication Co., Ltd.	24,000	17,344
	Taichung Commercial Bank Co., Ltd.	553,181	210,191
	TaiDoc Technology Corp.	14,000	89,459
	Taiflex Scientific Co., Ltd.	40,000	73,900
	Taimide Tech, Inc.	13,000	21,845
	Tainan Enterprises Co., Ltd.	15,000	9,099
	Tainan Spinning Co., Ltd.	225,000	101,076
	Tai-Saw Technology Co., Ltd.	28,000	19,715
	Taishin Financial Holding Co., Ltd.	472,991	210,864
	Taisun Enterprise Co., Ltd.	21,000	19,903
	Taita Chemical Co., Ltd.	57,680	61,046

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Business Bank	589,585	$191,515
	Taiwan Cement Corp.	301,401	431,406
	Taiwan Chelic Corp., Ltd.	1,000	1,739
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	24,720	37,475
	Taiwan Cogeneration Corp.	40,000	51,643
	Taiwan Cooperative Financial Holding Co., Ltd.	463,182	316,690
	Taiwan Fertilizer Co., Ltd.	80,000	143,501
	Taiwan Fire & Marine Insurance Co., Ltd.	74,000	52,856
	Taiwan FU Hsing Industrial Co., Ltd.	31,000	48,175
*	Taiwan Glass Industry Corp.	132,000	74,972
	Taiwan High Speed Rail Corp.	140,000	144,406
	Taiwan Hon Chuan Enterprise Co., Ltd.	51,000	103,330
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	55,000	46,937
*	Taiwan Land Development Corp.	134,000	32,971
	Taiwan Mask Corp.	31,000	42,842
	Taiwan Mobile Co., Ltd.	110,000	377,692
	Taiwan Paiho, Ltd.	69,000	190,633
	Taiwan PCB Techvest Co., Ltd.	55,000	88,069
	Taiwan Sakura Corp.	19,000	33,807
	Taiwan Sanyo Electric Co., Ltd.	17,000	20,595
	Taiwan Secom Co., Ltd.	65,000	200,468
	Taiwan Semiconductor Co., Ltd.	32,000	60,530
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	11,935,573
	Taiwan Semiconductor Manufacturing Co., Ltd.	555,000	11,729,032
	Taiwan Shin Kong Security Co., Ltd.	68,500	89,602
	Taiwan Styrene Monomer	82,000	47,383
	Taiwan Surface Mounting Technology Corp.	59,000	261,324
	Taiwan Taxi Co., Ltd.	6,300	17,196
*	Taiwan TEA Corp.	130,000	76,588
#	Taiwan Union Technology Corp.	38,000	148,799
*	Tatung Co., Ltd.	327,000	294,410
	TCI Co., Ltd.	25,877	186,527
	Te Chang Construction Co., Ltd.	12,000	12,698
	Teco Electric and Machinery Co., Ltd.	392,000	375,206
	Tehmag Foods Corp.	4,000	35,108
	Tera Autotech Corp.	22,701	18,325
	Test Research, Inc.	30,000	59,414
	Test-Rite International Co., Ltd.	34,000	29,105
*	Tex-Ray Industrial Co., Ltd.	17,000	10,685
	Thermaltake Technology Co., Ltd.	6,000	12,558
	Thinking Electronic Industrial Co., Ltd.	17,000	105,877
	Thye Ming Industrial Co., Ltd.	25,000	26,216
*	Ton Yi Industrial Corp.	218,000	79,307
	Tong Hsing Electronic Industries, Ltd.	16,878	125,866
	Tong Yang Industry Co., Ltd.	51,000	65,151
	Tong-Tai Machine & Tool Co., Ltd.	22,000	11,374
	Top Bright Holding Co., Ltd.	2,000	8,938
	TOPBI International Holdings, Ltd.	40,607	18,437
	Topco Scientific Co., Ltd.	24,000	101,336
	Topco Technologies Corp.	13,000	30,945
	Topkey Corp.	11,000	55,106
	Topoint Technology Co., Ltd.	35,000	33,259
	Toung Loong Textile Manufacturing	13,000	12,188
*	TPK Holding Co., Ltd.	68,000	103,035
	Trade-Van Information Services Co.	10,000	16,535
	Transcend Information, Inc.	50,000	109,932
*	TrueLight Corp.	9,000	11,554
	Tsann Kuen Enterprise Co., Ltd.	19,000	13,309
	TSC Auto ID Technology Co., Ltd.	6,300	42,223

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSRC Corp.	81,000	$57,792
	Ttet Union Corp.	7,000	31,854
	TTFB Co., Ltd.	2,000	15,751
	TTY Biopharm Co., Ltd.	31,000	67,727
	Tung Ho Steel Enterprise Corp.	126,000	141,095
	TURVO International Co., Ltd.	10,000	31,046
	TXC Corp.	49,000	145,824
	TYC Brother Industrial Co., Ltd.	22,000	17,958
*	Tycoons Group Enterprise	64,000	14,204
	Tyntek Corp.	45,000	29,100
	UDE Corp.	13,000	13,485
	Ultra Chip, Inc.	14,350	22,362
	Union Bank Of Taiwan	294,150	108,167
	Uni-President Enterprises Corp.	1,217,000	2,954,190
	Unitech Computer Co., Ltd.	27,000	24,365
	Unitech Printed Circuit Board Corp.	126,540	89,854
#	United Integrated Services Co., Ltd.	36,000	306,714
	United Orthopedic Corp.	15,000	17,076
*	United Renewable Energy Co., Ltd.	465,448	195,314
	Unity Opto Technology Co., Ltd.	140,000	3,862
	Univacco Technology, Inc.	15,000	11,704
	Universal Microwave Technology, Inc.	8,000	19,928
	Universal Vision Biotechnology Co., Ltd.	7,000	56,834
*	Unizyx Holding Corp.	87,000	109,890
	UPC Technology Corp.	220,169	116,468
	Userjoy Technology Co., Ltd.	5,000	16,328
	USI Corp.	263,320	188,710
*	Usun Technology Co., Ltd.	9,000	11,949
	Utechzone Co., Ltd.	15,000	28,793
	UVAT Technology Co., Ltd.	8,000	14,243
	Ve Wong Corp.	13,000	16,438
	Ventec International Group Co., Ltd.	15,000	42,610
	VHQ Media Holdings, Ltd.	7,500	9,468
*	Victory New Materials, Ltd. Co.	25,000	9,054
	Visual Photonics Epitaxy Co., Ltd.	33,000	123,403
	Vivotek, Inc.	8,000	24,123
	Voltronic Power Technology Corp.	12,915	588,352
	Wafer Works Corp.	79,000	112,046
*	Waffer Technology Corp.	23,000	16,992
	Wah Hong Industrial Corp.	13,000	14,767
	Wah Lee Industrial Corp.	39,000	104,472
	Walsin Lihwa Corp.	552,000	323,889
	Walsin Technology Corp.	57,000	447,524
*	Walton Advanced Engineering, Inc.	31,000	14,040
*	We & Win Development Co., Ltd.	30,000	9,390
	Wei Chuan Foods Corp.	40,000	28,680
	Weikeng Industrial Co., Ltd.	68,945	44,623
	Well Shin Technology Co., Ltd.	10,000	18,053
	Wholetech System Hitech, Ltd.	8,000	8,206
	Win Semiconductors Corp.	42,000	616,597
	Winbond Electronics Corp.	493,000	463,989
	Winmate, Inc.	7,000	17,847
	Winstek Semiconductor Co., Ltd.	12,000	11,929
	Wisdom Marine Lines Co., Ltd.	91,102	77,704
	Wistron Corp.	681,436	759,299
	Wistron Information Technology & Services Corp.	4,000	12,649
	Wistron NeWeb Corp.	58,340	157,562
	Wiwynn Corp.	22,000	646,026
	Wonderful Hi-Tech Co., Ltd.	17,000	10,419

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wowprime Corp.	8,000	$32,545
	WPG Holdings, Ltd.	471,400	722,879
	WT Microelectronics Co., Ltd.	124,000	179,574
	WUS Printed Circuit Co., Ltd.	30,780	32,671
	XAC Automation Corp.	12,000	10,686
*	XinTec, Inc.	32,000	209,891
	X-Legend Entertainment Co., Ltd.	8,000	20,498
	Xxentria Technology Materials Corp.	23,000	47,183
	Yageo Corp.	36,396	743,020
	YC INOX Co., Ltd.	33,105	29,513
	YCC Parts Manufacturing Co., Ltd.	13,000	18,659
*	Yea Shin International Development Co., Ltd.	48,000	28,456
	Yem Chio Co., Ltd.	115,164	57,654
	Yeong Guan Energy Technology Group Co., Ltd.	8,340	23,070
	YFC-Boneagle Electric Co., Ltd.	16,000	13,871
	YFY, Inc.	145,000	121,067
	Yi Jinn Industrial Co., Ltd.	29,000	14,582
*	Yieh Phui Enterprise Co., Ltd.	351,756	142,236
	Yonyu Plastics Co., Ltd.	23,000	26,176
	Young Fast Optoelectronics Co., Ltd.	17,000	19,371
*	Young Optics, Inc.	9,000	17,421
	Youngtek Electronics Corp.	24,000	52,558
	Yuan High-Tech Development Co., Ltd.	3,000	19,188
	Yuanta Financial Holding Co., Ltd.	1,502,800	1,065,230
	Yuanta Futures Co., Ltd.	8,000	14,742
	Yulon Finance Corp.	38,060	135,632
*	Yulon Motor Co., Ltd.	227,264	330,812
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	15,000	37,521
	YungShin Global Holding Corp.	24,000	36,868
	Yungtay Engineering Co., Ltd.	12,000	24,085
	Zeng Hsing Industrial Co., Ltd.	9,000	45,116
	Zenitron Corp.	34,000	26,826
	Zero One Technology Co., Ltd.	23,000	30,901
	Zhen Ding Technology Holding, Ltd.	115,800	469,726
*	Zig Sheng Industrial Co., Ltd.	49,000	15,490
	ZillTek Technology Corp.	4,000	35,036
*	Zinwell Corp.	72,000	44,610
	Zippy Technology Corp.	30,000	34,476
	ZongTai Real Estate Development Co., Ltd.	31,000	42,026
TOTAL TAIWAN			123,098,631
THAILAND — (2.0%)
*	AAPICO Hitech PCL	31,000	20,508
	Advanced Info Service PCL	39,700	228,146
	Advanced Information Technology PCL, Class F	55,600	33,624
	AEON Thana Sinsap Thailand PCL	5,600	37,608
	After You PCL	38,600	12,897
	Airports of Thailand PCL	211,400	420,257
	AJ Plast PCL	38,000	23,742
	Amata Corp. PCL	36,300	20,618
	Amata VN PCL, Class F	28,900	5,745
	Ananda Development PCL	243,100	15,757
	AP Thailand PCL	861,500	208,683
	Asia Plus Group Holdings PCL	356,300	25,952
	Asia Sermkij Leasing PCL	26,300	19,244
	Bangchak Corp. PCL	378,200	304,531
*	Bangkok Aviation Fuel Services PCL	10,100	7,998
	Bangkok Bank PCL	3,400	12,893
	Bangkok Bank PCL	5,100	19,340

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Chain Hospital PCL	143,700	$69,617
	Bangkok Dusit Medical Services PCL, Class F	579,000	400,444
	Bangkok Expressway & Metro PCL	774,700	210,952
	Bangkok Insurance PCL	8,900	79,395
	Bangkok Land PCL	2,128,700	73,256
*	Bangkok Life Assurance PCL	16,100	12,641
*	BEC World PCL	439,500	116,006
	Berli Jucker PCL	177,900	197,634
	BTS Group Holdings PCL	198,400	62,642
	Bumrungrad Hospital PCL	62,300	261,231
	Cal-Comp Electronics Thailand PCL, Class F	1,068,000	84,213
	Carabao Group PCL, Class F	34,500	167,716
*	Central Plaza Hotel PCL	54,600	45,059
*	Central Retail Corp. PCL	105,950	108,853
*	CH Karnchang PCL	237,200	122,047
	Chayo Group PCL	41,200	15,693
	Chularat Hospital PCL, Class F	475,500	41,306
	CIMB Thai Bank PCL	636,000	12,962
	Com7 PCL, Class F	99,400	143,637
*	Country Group Development PCL	681,000	13,652
*	CP ALL PCL	381,400	729,541
	Delta Electronics Thailand PCL	46,800	825,606
	Dhipaya Insurance PCL	104,400	95,052
	Do Day Dream PCL	27,700	17,492
	Dohome PCL	39,800	23,138
	Dynasty Ceramic PCL	707,100	54,810
	Eastern Polymer Group PCL, Class F	207,800	59,362
	Eastern Water Resources Development and Management PCL, Class F	156,600	47,875
*	Ekachai Medical Care PCL	71,900	12,131
	Energy Absolute PCL	185,600	403,074
	Forth Corp. PCL	56,400	11,589
	Forth Smart Service PCL	159,400	36,748
	Global Green Chemicals PCL, Class F	200,700	65,380
	Gunkul Engineering PCL	272,600	23,498
	Haad Thip PCL	21,600	25,079
	Hana Microelectronics PCL	127,600	229,151
	Home Product Center PCL	653,700	299,221
	Humanica PCL	46,300	17,326
	Ichitan Group PCL	87,300	35,002
	Indorama Ventures PCL	244,000	285,332
*	Interlink Communication PCL	112,600	17,832
	Intouch Holdings PCL	11,700	21,891
	Intouch Holdings PCL, Class F	37,500	70,164
	IRPC PCL	3,900,500	443,091
	Jasmine International PCL	716,700	72,317
	JKN Global Media PCL	36,200	10,644
	Jubilee Enterprise PCL	41,000	33,014
	Karmarts PCL	361,500	50,004
	Kasikornbank PCL	46,600	197,735
	Kasikornbank PCL	28,200	119,659
	KCE Electronics PCL	116,700	214,450
	KGI Securities Thailand PCL	605,500	84,159
	Khon Kaen Sugar Industry PCL	439,200	40,501
	Kiatnakin Phatra Bank PCL	78,400	145,379
	Krung Thai Bank PCL	192,900	74,762
	Krungthai Card PCL	190,500	413,715
	Lalin Property PCL	95,800	24,486
	Land & Houses PCL	1,186,000	309,081
	LH Financial Group PCL	1,435,700	49,408

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Loxley PCL	724,500	$45,024
	LPN Development PCL	341,700	54,572
	MBK PCL	64,300	25,995
	MCS Steel PCL	31,200	15,428
	Mega Lifesciences PCL	85,000	115,018
*	Minor International PCL	412,204	341,552
	MK Restaurants Group PCL	78,900	131,808
*	Mono Next P.C.L., Class F	305,000	22,623
*	Muangthai Capital PCL	113,500	249,336
	Namyong Terminal PCL	77,900	9,162
	Netbay PCL	24,000	19,886
	Noble Development PCL	121,200	28,751
*	Nusasiri PCL	743,300	6,954
	Origin Property PCL, Class F	284,600	71,316
	Osotspa PCL	116,200	138,796
	Plan B Media Pcl, Class F	598,000	125,874
	Platinum Group PCL (The), Class F	293,100	25,070
	Polyplex Thailand PCL	65,500	51,428
	Power Solution Technologies PCL, Class F	178,060	10,471
*	Precious Shipping PCL	78,200	18,812
	Premier Marketing PCL	111,900	32,340
	Prima Marine PCL	75,300	18,869
*	Principal Capital PCL	118,400	15,744
	Property Perfect PCL	2,922,200	38,077
	Pruksa Holding PCL	242,800	99,781
	PTG Energy PCL	204,300	117,406
	PTT Global Chemical PCL	253,100	498,928
	Pylon PCL	55,700	7,146
	Quality Houses PCL	1,926,900	150,650
*	Raimon Land PCL	281,100	5,729
	Rajthanee Hospital PCL	31,400	25,808
	Ratchthani Leasing PCL	563,737	74,964
*	Regional Container Lines PCL	78,200	48,075
	Rojana Industrial Park PCL	192,400	27,385
	RS PCL	65,000	49,950
	S 11 Group PCL	62,700	15,188
	Sabina PCL	24,600	16,027
	Saha Pathana Inter-Holding PCL	9,200	19,519
	Sahamitr Pressure Container PCL	71,900	26,185
	Saha-Union PCL	15,700	17,573
	Samart Corp. PCL	156,200	33,662
	Samart Telcoms PCL	76,700	13,710
	Sansiri PCL	5,141,200	144,290
	Sappe PCL	57,200	40,325
	SC Asset Corp. PCL	699,600	63,579
	SEAFCO PCL	93,390	13,979
	Sena Development PCL	108,700	12,566
	Siam Cement PCL (The)	9,700	122,506
	Siam Commercial Bank PCL (The)	62,100	195,554
	Siam Future Development PCL	478,920	74,566
	Siam Global House PCL	322,620	224,206
	Siam Wellness Group PCL, Class F	27,450	6,695
	Siamgas & Petrochemicals PCL	126,700	44,872
	Singha Estate PCL	706,700	38,251
	Sino-Thai Engineering & Construction PCL	198,400	78,220
	SNC Former PCL	27,900	11,466
	Somboon Advance Technology PCL	78,200	42,588
	SPCG PCL	110,800	72,188
	Sri Trang Agro-Industry PCL	160,200	160,575

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Srisawad Corp. PCL	148,020	$331,351
	Srisawad Finance PCL	12,000	11,527
	Srivichai Vejvivat PCL	64,300	15,576
	Star Petroleum Refining PCL	513,100	152,576
*	Stars Microelectronics Thailand PCL	115,900	17,503
	STP & I PCL	544,400	64,753
	Supalai PCL	497,900	332,710
*	Super Energy Corp. PCL	5,567,600	182,300
	Susco PCL	107,600	10,498
	SVI PCL	89,600	15,717
	Syntec Construction PCL	213,300	10,262
	Taokaenoi Food & Marketing PCL, Class F	110,400	39,099
	Thai Nakarin Hospital PCL	18,000	18,944
	Thai Oil PCL	255,900	465,972
	Thai President Foods PCL, Class F	7,500	47,987
	Thai Solar Energy PCL, Class F	419,940	34,235
	Thai Stanley Electric PCL, Class F	9,200	55,022
	Thai Union Group PCL, Class F	299,700	138,184
	Thai Vegetable Oil PCL	80,400	87,975
	Thai Wah PCL, Class F	70,400	11,149
	Thaicom PCL	129,600	41,569
	Thaire Life Assurance PCL	192,900	21,011
	Thanachart Capital PCL	32,400	34,911
	Thitikorn PCL	37,600	9,987
	Tipco Asphalt PCL	142,400	94,680
	Tisco Financial Group PCL	34,200	105,411
	TKS Technologies PCL	78,800	17,508
	TMB Bank PCL	2,794,099	102,690
	TOA Paint Thailand PCL	143,500	153,425
	Total Access Communication PCL	99,500	108,044
	TQM Corp. PCL	23,600	94,621
	True Corp. PCL	1,627,100	173,963
*	TTCL PCL	66,100	13,140
	TTW PCL	290,800	118,535
*	U City PCL, Class F	613,500	27,672
	Union Auction PCL	46,200	16,825
	Unique Engineering & Construction PCL	112,900	17,126
	United Paper PCL	83,200	55,040
	Univentures PCL	72,900	8,622
	VGI PCL	248,300	55,583
	Vinythai PCL	90,500	93,735
	WHA Corp. PCL	786,200	79,329
	WHA Utilities and Power PCL	172,400	23,386
	Workpoint Entertainment PCL	89,600	51,491
TOTAL THAILAND			17,113,860
TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret A.S.	93,743	36,667
*	Akbank T.A.S.	374,124	323,743
	Aksigorta A.S.	31,990	41,363
*	Albaraka Turk Katilim Bankasi A.S.	138,803	39,739
	Alkim Alkali Kimya A.S.	15,773	39,422
	Anadolu Anonim Turk Sigorta Sirketi	31,009	35,599
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	15,877	53,716
	Anadolu Hayat Emeklilik A.S.	19,654	27,836
*	Arcelik A.S.	39,236	176,513
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	63,976	151,068
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	20,611
	Aygaz A.S.	5,453	13,514

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,150	$38,524
*	Bera Holding A.S.	88,411	247,115
	BIM Birlesik Magazalar A.S.	37,399	368,055
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,960	47,659
	Borusan Yatirim ve Pazarlama A.S.	1,401	87,314
*	Coca-Cola Icecek A.S.	21,042	212,222
	Deva Holding A.S.	8,625	33,209
#	Dogan Sirketler Grubu Holding A.S.	353,461	187,279
*	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	40,892
	EGE Endustri VE Ticaret A.S.	224	51,306
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	37,602
	Enerjisa Enerji A.S.	62,066	100,124
	Enka Insaat ve Sanayi A.S.	21,713	23,060
	Eregli Demir ve Celik Fabrikalari TAS	55,419	108,291
	Ford Otomotiv Sanayi A.S.	7,423	145,483
*	Goodyear Lastikleri TAS	25,809	28,913
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	66,706	60,728
	GSD Holding A.S.	159,636	50,325
#*	Gubre Fabrikalari TAS	9,564	94,460
*	Hektas Ticaret TAS	30,218	111,402
*	Ihlas Holding A.S.	150,261	24,751
	Is Yatirim Menkul Degerler A.S., Class A	42,746	103,343
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	24,493
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	71,499
*	Kerevitas Gida Sanayi ve Ticaret A.S.	56,162	48,514
	Kordsa Teknik Tekstil A.S.	11,564	33,677
#*	Koza Altin Isletmeleri A.S.	10,774	169,067
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	50,496	106,163
*	Logo Yazilim Sanayi Ve Ticaret A.S.	3,395	64,289
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	37,781
*	Migros Ticaret A.S.	7,362	44,275
*	MLP Saglik Hizmetleri A.S.	10,490	32,659
*	NET Holding A.S.	69,296	36,761
*	Netas Telekomunikasyon A.S.	8,821	35,402
	Otokar Otomotiv Ve Savunma Sanayi A.S.	2,650	141,671
*	Petkim Petrokimya Holding A.S.	223,129	152,539
	Polisan Holding A.S.	70,525	37,991
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	18,682	21,421
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,514	57,702
*	Sasa Polyester Sanayi A.S.	18,111	63,323
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	47,676	82,919
	TAV Havalimanlari Holding A.S.	18,058	52,517
	Tekfen Holding A.S.	27,917	68,555
	Tofas Turk Otomobil Fabrikasi A.S.	28,574	140,721
*	Turcas Petrol A.S.	41,899	30,223
	Turk Traktor ve Ziraat Makineleri A.S.	3,310	79,382
	Turkcell Iletisim Hizmetleri A.S.	73,602	161,177
*	Turkiye Garanti Bankasi A.S.	236,271	299,290
#*	Turkiye Halk Bankasi A.S.	130,977	93,982
*	Turkiye Is Bankasi A.S., Class C	120,851	100,825
*	Turkiye Petrol Rafinerileri A.S.	7,684	103,878
*	Turkiye Sinai Kalkinma Bankasi A.S.	640,671	158,235
*	Turkiye Vakiflar Bankasi TAO, Class D	201,847	118,781
*	Ulker Biskuvi Sanayi A.S.	20,543	63,321
*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	62,967
*	Yapi ve Kredi Bankasi A.S.	379,984	147,811
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	23,522	49,577
*	Zorlu Enerji Elektrik Uretim A.S.	72,100	27,375
TOTAL TURKEY			6,182,611

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	187,646	$328,012
	Abu Dhabi Islamic Bank PJSC	450,664	613,504
	Agthia Group PJSC	24,553	35,358
*	Ajman Bank PJSC	56,722	11,896
	Aldar Properties PJSC	366,292	348,187
*	Amlak Finance PJSC	29,743	2,031
	Aramex PJSC	221,379	264,670
*	DAMAC Properties Dubai Co. PJSC	200,972	74,894
*	Deyaar Development PJSC	573,951	45,642
	Dubai Financial Market PJSC	170,754	57,007
	Dubai Investments PJSC	192,981	86,689
	Dubai Islamic Bank PJSC	335,302	457,949
*	DXB Entertainments PJSC	565,089	12,696
*	Emaar Development PJSC	240,132	191,610
*	Emaar Malls PJSC	249,009	122,395
*	Emaar Properties PJSC	331,150	341,731
	Emirates NBD Bank PJSC	191,432	613,861
	Emirates Telecommunications Group Co. PJSC	137,314	741,595
*	Eshraq Investments PJSC	250,000	21,370
	First Abu Dhabi Bank PJSC	198,878	811,284
*	International Holdings Co. PJSC	6,187	77,328
	Islamic Arab Insurance Co.	50,474	11,124
*	Manazel Real Estate PJSC	147,144	14,613
	National Central Cooling Co. PJSC	18,365	13,810
	RAK Properties PJSC	397,886	62,616
	Ras Al Khaimah Ceramics	104,104	47,298
*	SHUAA Capital PSC	63,993	12,344
TOTAL UNITED ARAB EMIRATES			5,421,514
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	20,784	101,687
TOTAL COMMON STOCKS			824,586,479
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Alpargatas SA	16,525	117,307
	Banco ABC Brasil SA	23,794	65,710
	Banco Bradesco SA	240,702	1,088,381
	Banco do Estado do Rio Grande do Sul SA, Class B	59,900	147,467
*	Braskem SA, Class A	6,300	27,888
	Centrais Eletricas Brasileiras SA, Class B	11,500	60,407
	Centrais Eletricas Santa Catarina	3,500	33,264
	Cia de Saneamento do Parana	86,031	67,769
	Cia Energetica de Minas Gerais	172,511	431,955
	Cia Energetica de Sao Paulo, Class B	44,800	239,500
	Cia Energetica do Ceara, Class A	2,900	29,305
	Cia Paranaense de Energia	22,954	273,867
	Eucatex SA Industria e Comercio	20,500	26,490
	Gerdau SA	100,700	427,912
	Grazziotin SA	2,000	12,812
	Itau Unibanco Holding SA	285,300	1,477,757
	Lojas Americanas SA	146,465	644,870
	Marcopolo SA	188,554	100,284
	Randon SA Implementos e Participacoes	36,200	92,032
	Schulz SA	4,400	10,776
	Unipar Carbocloro SA	9,900	90,471
TOTAL BRAZIL			5,466,224

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

CHILE — (0.1%)
	Coca-Cola Embonor SA, Class B	7,515	$10,430
	Embotelladora Andina SA, Class B	52,275	132,365
	Sociedad Quimica y Minera de Chile SA, Class B	5,402	273,589
TOTAL CHILE			416,384
COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	19,177
	Bancolombia SA	1,625	14,351
	Grupo Aval Acciones y Valores SA	442,029	143,421
	Grupo de Inversiones Suramericana SA	12,363	71,012
TOTAL COLOMBIA			247,961
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	96	3,539
TOTAL PREFERRED STOCKS			6,134,108
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	569	316
*	Lojas Americanas SA Rights 02/04/21	287	180
*	Lojas Americanas SA Rights 02/04/21	1,380	1,160
TOTAL BRAZIL			1,656
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	515	0
MALAYSIA — (0.0%)
*	Scientex BHD Warrants 01/14/26	13,480	3,001
SOUTH KOREA — (0.0%)
*	Feelux Co., Ltd. Rights 2/25/21	3,758	2,234
*	Hanwha Solutions Corp. Rights 02/25/21	3,153	13,812
*	Home Center Holdings Co., Ltd. Rights 02/26/21	10,043	2,451
*	Iljin Display Co., Ltd. Rights 2/15/21	634	737
TOTAL SOUTH KOREA			19,234
TAIWAN — (0.0%)
*	Makalot Industrial Co., Ltd. Rights 1/25/21	3,508	6,515
*	OK Biotech Co., Ltd. Rights 08/03/20	3,273	0
*	Supreme Electronics Co., Ltd. Rights 10/28/20	8,719	0
TOTAL TAIWAN			6,515
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/23	2,572	787
*	Noble W2 Warrants 01/05/22	10,100	0
*	Srisawad Corp. P.C.L. Warrants 8/29/25	5,921	3,343
TOTAL THAILAND			4,130
TOTAL RIGHTS/WARRANTS			34,536
TOTAL INVESTMENT SECURITIES (Cost $640,535,298)			830,755,123

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	1,379,698	$15,964,482
TOTAL INVESTMENTS — (100.0%)
(Cost $656,498,401)^^			$846,719,605
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$31,455,459	—	—	$31,455,459
Chile	1,269,092	$2,676,902	—	3,945,994
China	69,081,319	254,562,969	—	323,644,288
Colombia	1,100,780	—	—	1,100,780
Czech Republic	—	458,653	—	458,653
Egypt	216,924	—	—	216,924
Greece	—	1,708,080	—	1,708,080
Hong Kong	—	2,823,666	—	2,823,666
Hungary	—	1,366,091	—	1,366,091
India	6,697,158	79,489,091	—	86,186,249
Indonesia	254,318	9,910,249	—	10,164,567
Malaysia	—	12,296,935	—	12,296,935
Mexico	12,215,555	—	—	12,215,555
Peru	732,061	—	—	732,061
Philippines	115,788	4,434,460	—	4,550,248
Poland	—	5,120,735	—	5,120,735
Qatar	—	5,707,044	—	5,707,044
Russia	1,840,115	775,939	—	2,616,054
Saudi Arabia	41,503	16,763,681	—	16,805,184
Singapore	—	10,342	—	10,342
South Africa	1,658,637	17,791,222	—	19,449,859
South Korea	6,606,321	123,487,087	—	130,093,408
Taiwan	12,351,188	110,747,443	—	123,098,631
Thailand	17,113,860	—	—	17,113,860
Turkey	—	6,182,611	—	6,182,611
United Arab Emirates	—	5,421,514	—	5,421,514
United Kingdom	101,687	—	—	101,687
Preferred Stocks
Brazil	5,466,224	—	—	5,466,224
Chile	—	416,384	—	416,384
Colombia	247,961	—	—	247,961
South Korea	—	3,539	—	3,539
Rights/Warrants
Brazil	—	1,656	—	1,656
Malaysia	—	3,001	—	3,001
South Korea	—	19,234	—	19,234
Taiwan	—	6,515	—	6,515
Thailand	—	4,130	—	4,130
Securities Lending Collateral	—	15,964,482	—	15,964,482
TOTAL	$168,565,950	$678,153,655	—	$846,719,605

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (2.9%)
	Alliar Medicos A Frente SA	11,400	$22,273
*	Anima Holding SA	9,169	56,190
	BK Brasil Operacao e Assessoria a Restaurantes SA	9,371	16,442
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,600	45,233
*	BRF SA	94,894	368,032
	Camil Alimentos SA	21,849	42,289
	Cia Brasileira de Distribuicao	2,767	38,172
	Cia de Locacao das Americas	67,707	323,722
	Cia Hering	8,900	28,076
	Cia Siderurgica Nacional SA	7,185	39,921
	Cielo SA	216,800	162,856
*	Cogna Educacao	259,962	214,758
	Construtora Tenda SA	14,400	76,508
	Cosan SA	16,681	228,840
	CSU Cardsystem SA	9,700	26,912
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,100	66,049
	Direcional Engenharia SA	16,400	41,694
	Duratex SA	70,779	257,042
*	Embraer SA	74,866	120,275
*	Embraer SA, Sponsored ADR	4,209	27,022
	Enauta Participacoes SA	16,500	34,530
	Eucatex SA Industria e Comercio	1,700	6,808
	Even Construtora e Incorporadora SA	15,400	31,918
	Ez Tec Empreendimentos e Participacoes SA	2,278	15,272
*	Gafisa SA	21,202	17,554
	Gerdau SA, Sponsored ADR	58,179	246,679
	Grendene SA	45,300	63,834
	Guararapes Confeccoes SA	25,900	70,769
*	Helbor Empreendimentos SA	16,236	30,000
	Hypera SA	72,700	429,046
	Iguatemi Empresa de Shopping Centers SA	4,500	28,219
	Industrias Romi SA	6,416	18,622
	Iochpe-Maxion SA	29,700	75,941
	JHSF Participacoes SA	68,458	90,336
	Kepler Weber SA	2,200	14,942
	M Dias Branco SA	19,568	107,793
	Mahle-Metal Leve SA	6,800	23,477
	Marcopolo SA	24,600	12,184
*	Marisa Lojas SA	16,603	18,996
*	Mills Estruturas e Servicos de Engenharia SA	42,900	45,084
	Movida Participacoes SA	25,489	87,954
	MRV Engenharia e Participacoes SA	53,300	185,090
*	Petro Rio SA	14,500	186,809
	Petrobras Distribuidora SA	52,072	221,368
	Porto Seguro SA	14,593	128,503
	Positivo Tecnologia SA	10,900	9,025
	Sao Carlos Empreendimentos e Participacoes SA	4,400	30,655
	Sao Martinho SA	38,322	208,651
	Ser Educacional SA	11,100	29,843
	SLC Agricola SA	22,300	141,143
	Smiles Fidelidade SA	7,800	30,608
	Sul America SA	62,854	458,476
*	Tecnisa SA	11,730	18,545
	Tegma Gestao Logistica SA	6,400	29,535
	TIM SA	10,074	24,488

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Tupy SA	12,000	$46,343
	Ultrapar Participacoes SA	138,270	550,411
	Unipar Carbocloro SA	1,283	12,376
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	62,933
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,010	23,620
*	Vulcabras Azaleia SA	13,400	20,009
TOTAL BRAZIL			6,090,695
CHILE — (0.5%)
	Camanchaca SA	101,696	8,928
	CAP SA	15,391	195,805
	Cencosud SA	96,227	166,947
*	Cia Sud Americana de Vapores SA	2,955,897	124,663
	Empresa Nacional de Telecomunicaciones SA	20,985	128,534
	Grupo Security SA	193,814	39,506
	Inversiones La Construccion SA	4,350	32,277
	Itau CorpBanca Chile SA	15,925,805	54,195
	Itau CorpBanca Chile SA, ADR	1,200	6,048
	PAZ Corp. SA	24,759	21,721
	Ripley Corp. SA	132,151	39,194
	Salfacorp SA	59,339	37,272
	Sigdo Koppers SA	56,342	66,881
	Sociedad Matriz SAAM SA	630,242	48,886
	Socovesa SA	51,869	15,360
TOTAL CHILE			986,217
CHINA — (26.6%)
	361 Degrees International, Ltd.	154,000	25,415
*	3SBio, Inc.	112,000	104,115
	5I5J Holding Group Co., Ltd., Class A	18,200	10,615
	AAC Technologies Holdings, Inc.	32,000	173,521
	AAG Energy Holdings, Ltd.	78,000	12,754
*	Advanced Technology & Materials Co., Ltd., Class A	28,900	28,133
	Agile Group Holdings, Ltd.	252,000	313,126
	Air China, Ltd., Class H	270,000	186,833
	Aisino Corp., Class A	16,000	28,279
	Ajisen China Holdings, Ltd.	105,000	16,188
*	Alpha Group, Class A	21,700	18,380
*	Aluminum Corp. of China, Ltd., Class H	986,000	299,078
	Angang Steel Co., Ltd., Class H	264,600	103,665
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	4,500	20,003
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	23,800	32,935
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,800	17,337
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	21,800	33,396
*	Anton Oilfield Services Group	374,000	22,770
	APT Satellite Holdings, Ltd.	118,000	34,005
	Asia Cement China Holdings Corp.	115,000	98,743
	AsiaInfo Technologies, Ltd.	19,600	29,303
	Avic Heavy Machinery Co., Ltd., Class A	10,200	30,466
	AviChina Industry & Technology Co., Ltd., Class H	447,000	334,194
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	31,400	42,255
	BAIC Motor Corp., Ltd., Class H	448,000	157,556
	BAIOO Family Interactive, Ltd.	134,000	30,140
	Bank of Changsha Co., Ltd., Class A	18,100	27,995
	Bank of Chengdu Co., Ltd., Class A	46,400	74,648
	Bank of Chongqing Co., Ltd., Class H	69,500	43,969
	Bank of Guiyang Co., Ltd., Class A	38,500	46,521

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Tianjin Co Ltd., Class H	49,000	$19,734
	Bank of Zhengzhou Co., Ltd., Class H	119,900	30,557
*	Baoye Group Co., Ltd., Class H	50,000	23,526
	BBMG Corp., Class H	637,000	123,639
	Beijing Capital Co., Ltd., Class A	97,760	42,592
	Beijing Capital Development Co., Ltd., Class A	16,400	14,397
	Beijing Capital International Airport Co., Ltd., Class H	374,000	287,472
	Beijing Capital Land, Ltd., Class H	319,000	56,758
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	23,147
	Beijing Enterprises Holdings, Ltd.	99,500	325,247
*	Beijing Enterprises Medical & Health Group, Ltd.	768,000	12,277
	Beijing Enterprises Water Group, Ltd.	832,000	337,862
*	Beijing Gas Blue Sky Holdings, Ltd.	776,000	11,610
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,521	18,284
*	Beijing Jetsen Technology Co., Ltd., Class A	31,300	14,520
	Beijing North Star Co., Ltd., Class H	232,000	42,320
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	61,200	37,497
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	11,800	17,231
	Beijing Originwater Technology Co., Ltd., Class A	36,800	41,074
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	29,300	27,582
*	Beijing Shougang Co., Ltd., Class A	21,200	12,454
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,100	14,584
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	22,700	16,378
	Beijing Yanjing Brewery Co., Ltd., Class A	34,800	35,290
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	13,800	20,199
	Better Life Commercial Chain Share Co., Ltd., Class A	17,600	20,862
	Binhai Investment Co., Ltd.	64,000	10,698
	Blue Sail Medical Co., Ltd., Class A	6,100	22,915
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	47,500	47,023
*	Bohai Leasing Co., Ltd., Class A	71,897	26,091
	Brilliance China Automotive Holdings, Ltd.	308,000	240,800
	BTG Hotels Group Co., Ltd., Class A	6,200	20,784
	C C Land Holdings, Ltd.	243,000	56,621
	C&D International Investment Group, Ltd.	26,000	41,492
*	C&D Property Management Group Co., Ltd.	26,000	9,088
	Camel Group Co., Ltd., Class A	13,000	17,807
*	Capital Environment Holdings, Ltd.	618,000	11,004
*	CCOOP Group Co., Ltd., Class A	54,100	21,115
	CECEP Solar Energy Co., Ltd., Class A	43,300	41,556
	CECEP Wind-Power Corp., Class A	47,700	26,000
	Central China Real Estate, Ltd.	188,000	78,269
*	CGN New Energy Holdings Co., Ltd.	310,000	67,463
	Chanjet Information Technology Co., Ltd., Class H	8,800	25,988
	Chaowei Power Holdings, Ltd.	99,000	41,986
	Cheetah Mobile, Inc., ADR	12,011	25,463
	Chengdu Hongqi Chain Co., Ltd., Class A	31,400	28,360
	China Aerospace International Holdings, Ltd.	194,000	16,711
	China Aerospace Times Electronics Co., Ltd., Class A	17,600	18,092
	China Aircraft Leasing Group Holdings, Ltd.	51,500	42,916
	China Aoyuan Group, Ltd.	294,000	258,655
	China BlueChemical, Ltd., Class H	456,000	91,493
	China CAMC Engineering Co., Ltd., Class A	8,800	8,791
	China Cinda Asset Management Co., Ltd., Class H	1,848,000	349,348
	China Coal Energy Co., Ltd., Class H	467,000	135,319
	China Communications Services Corp., Ltd., Class H	466,000	207,951
	China Conch Venture Holdings, Ltd.	148,000	703,702
	China Development Bank Financial Leasing Co., Ltd., Class H	220,000	30,810
*	China Dili Group	334,200	106,785

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Dongxiang Group Co., Ltd.	768,000	$76,112
	China Eastern Airlines Corp., Ltd., ADR	1,223	24,533
	China Eastern Airlines Corp., Ltd., Class H	346,000	138,755
	China Electronics Optics Valley Union Holding Co., Ltd.	468,000	25,049
	China Energy Engineering Corp., Ltd., Class H	362,000	34,938
#	China Everbright Greentech, Ltd.	108,000	46,269
	China Everbright, Ltd.	228,000	292,948
	China Film Co., Ltd., Class A	21,400	40,917
	China Foods, Ltd.	212,000	87,613
	China Galaxy Securities Co., Ltd., Class H	647,000	386,936
	China Gezhouba Group Co., Ltd., Class A	51,600	51,667
	China Harmony Auto Holding, Ltd.	156,500	68,928
	China High Speed Railway Technology Co., Ltd., Class A	49,900	19,115
	China High Speed Transmission Equipment Group Co., Ltd.	97,000	91,283
	China Hongqiao Group, Ltd.	340,500	300,620
	China Huarong Asset Management Co., Ltd., Class H	1,938,000	224,184
	China International Marine Containers Group Co., Ltd., Class H	113,580	182,910
	China Jinmao Holdings Group, Ltd.	1,030,000	403,141
	China Lesso Group Holdings, Ltd.	137,000	227,279
	China Lilang, Ltd.	100,000	67,329
	China Machinery Engineering Corp., Class H	179,000	81,064
#*	China Maple Leaf Educational Systems, Ltd.	392,000	94,840
	China Medical System Holdings, Ltd.	90,000	128,947
	China Meheco Co., Ltd., Class A	10,900	22,804
	China Merchants Land, Ltd.	332,000	47,751
	China Merchants Port Holdings Co., Ltd.	388,000	540,115
#*	China Modern Dairy Holdings, Ltd.	494,000	159,216
	China Molybdenum Co., Ltd., Class H	720,000	452,638
	China National Accord Medicines Corp., Ltd., Class A	4,000	23,706
#	China National Building Material Co., Ltd., Class H	998,000	1,189,430
	China National Medicines Corp., Ltd., Class A	4,800	29,377
*	China Oceanwide Holdings, Ltd.	220,000	3,921
*	China Oil & Gas Group, Ltd.	1,080,000	56,331
	China Oilfield Services, Ltd., Class H	428,000	471,214
	China Oriental Group Co., Ltd.	184,000	49,826
	China Overseas Grand Oceans Group, Ltd.	359,000	182,547
	China Railway Hi-tech Industry Co., Ltd., Class A	22,100	29,203
	China Railway Signal & Communication Corp., Ltd., Class H	286,000	110,867
*	China Rare Earth Holdings, Ltd.	348,000	26,892
	China Reinsurance Group Corp., Class H	1,125,000	117,134
	China Renaissance Holdings, Ltd.	15,100	47,421
	China Resources Cement Holdings, Ltd.	382,000	421,084
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	15,400	26,742
	China Resources Medical Holdings Co., Ltd.	161,000	158,347
	China Resources Pharmaceutical Group, Ltd.	289,500	152,026
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	13,500	51,768
*	China Ruifeng Renewable Energy Holdings, Ltd.	420,000	9,578
	China Sanjiang Fine Chemicals Co., Ltd.	149,000	51,578
	China SCE Group Holdings, Ltd.	513,000	192,833
*	China Shanshui Cement Group, Ltd.	272,000	63,406
*	China Shengmu Organic Milk, Ltd.	453,000	44,944
	China Shineway Pharmaceutical Group, Ltd.	66,000	46,660
*	China Shuifa Singyes Energy Holdings, Ltd.	56,000	10,817
*	China Silver Group, Ltd.	142,000	15,141
	China South City Holdings, Ltd.	790,000	85,250
	China South Publishing & Media Group Co., Ltd., Class A	13,300	19,315
*	China Southern Airlines Co., Ltd., Class H	440,000	244,996
*	China Sunshine Paper Holdings Co., Ltd.	71,500	15,616
	China Taiping Insurance Holdings Co., Ltd.	370,800	654,628

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Tianrui Group Cement Co., Ltd.	72,000	$64,274
*	China Tianying, Inc., Class A	14,600	8,702
	China Traditional Chinese Medicine Holdings Co., Ltd.	576,000	319,453
*	China Travel International Investment Hong Kong, Ltd.	438,000	59,702
	China Vast Industrial Urban Development Co., Ltd.	64,000	25,588
	China West Construction Group Co., Ltd., Class A	12,600	16,051
	China XLX Fertiliser, Ltd.	71,000	29,226
	China Yongda Automobiles Services Holdings, Ltd.	204,500	286,184
*	China ZhengTong Auto Services Holdings, Ltd.	247,500	24,150
#	China Zheshang Bank Co., Ltd., Class H	177,000	85,804
*	China Zhongwang Holdings, Ltd.	360,400	85,780
	Chinasoft International, Ltd.	114,000	137,970
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	11,600	17,387
	Chongqing Department Store Co., Ltd., Class A	2,400	10,118
	Chongqing Machinery & Electric Co., Ltd., Class H	126,000	8,761
	Chongqing Rural Commercial Bank Co., Ltd., Class H	585,000	251,575
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,828	18,842
	CIFI Holdings Group Co., Ltd.	484,129	396,841
	CIMC Enric Holdings, Ltd.	136,000	83,675
	Cinda Real Estate Co., Ltd., Class A	18,100	10,507
*	CITIC Guoan Information Industry Co., Ltd., Class A	74,802	24,805
*	CITIC Resources Holdings, Ltd.	674,000	25,607
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	40,519
*	CMST Development Co., Ltd., Class A	27,600	18,921
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	39,100	48,223
	COFCO Biotechnology Co., Ltd., Class A	17,700	29,780
#	Colour Life Services Group Co., Ltd.	116,194	50,332
	Concord New Energy Group, Ltd.	1,220,000	81,732
	Consun Pharmaceutical Group, Ltd.	112,000	45,928
*	Coolpad Group, Ltd.	524,000	19,149
	COSCO SHIPPING Development Co., Ltd., Class H	819,000	129,579
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	322,000	128,762
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	35,874
	COSCO SHIPPING Ports, Ltd.	371,031	263,209
	CP Pokphand Co., Ltd.	1,182,000	121,707
#	CPMC Holdings, Ltd.	127,000	63,980
	CSG Holding Co., Ltd., Class A	15,400	15,657
	D&O Home Collection Co., Ltd., Class A	6,400	19,387
	DaFa Properties Group, Ltd.	7,000	6,390
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	36,900	19,366
	Dare Power Dekor Home Co., Ltd., Class A	11,500	22,242
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	23,961
	DBG Technology Co., Ltd., Class A	9,400	18,063
	Dexin China Holdings Co., Ltd.	57,000	21,716
	DHC Software Co., Ltd., Class A	40,200	46,022
*	Differ Group Holding Co., Ltd.	328,000	31,274
	Digital China Holdings, Ltd.	115,000	85,179
	Dongfang Electric Corp., Ltd., Class H	69,800	66,840
	Dongfeng Motor Group Co., Ltd., Class H	510,000	502,370
	Dongjiang Environmental Co., Ltd., Class H	39,800	25,389
	Dongxing Securities Co., Ltd., Class A	33,900	58,452
	Dongyue Group, Ltd.	322,000	223,126
*	Doushen Beijing Education & Technology, Inc., Class A	14,900	21,384
*	Easysight Supply Chain Management Co., Ltd., Class A	17,900	20,329
	ENN Natural Gas Co., Ltd., Class A	7,500	17,875
	Essex Bio-technology, Ltd.	19,000	9,513
	Eternal Asia Supply Chain Management, Ltd., Class A	31,100	19,157
	Everbright Securities Co., Ltd., Class H	65,200	57,521
*	Fang Holdings, Ltd., ADR	961	11,714

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Fangda Carbon New Material Co., Ltd., Class A	35,300	$41,192
*	Fangda Special Steel Technology Co., Ltd., Class A	24,000	23,544
	Fanhua, Inc., Sponsored ADR	4,856	78,133
#	Fantasia Holdings Group Co., Ltd.	346,500	50,651
	Far East Horizon, Ltd.	435,000	448,501
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	12,800	39,543
	Financial Street Holdings Co., Ltd., Class A	33,100	30,899
	First Capital Securities Co., Ltd., Class A	46,400	57,705
*	Focused Photonics Hangzhou, Inc., Class A	13,000	26,818
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	12,400	18,370
	Fosun International, Ltd.	620,000	941,129
	Fufeng Group, Ltd.	375,000	146,083
	Fujian Longking Co., Ltd., Class A	15,200	20,222
	Fujian Sunner Development Co., Ltd., Class A	7,200	31,839
*	Fullshare Holdings, Ltd.	1,812,500	34,826
	Gansu Qilianshan Cement Group Co., Ltd., Class A	6,900	13,354
	Gansu Shangfeng Cement Co., Ltd., Class A	10,200	27,278
*	GCL-Poly Energy Holdings, Ltd.	3,025,000	930,413
	GEM Co., Ltd., Class A	47,300	58,296
	Gemdale Properties & Investment Corp., Ltd.	1,074,000	151,801
	Genertec Universal Medical Group Co., Ltd.	263,500	200,920
	Genimous Technology Co., Ltd., Class A	13,600	10,618
	GF Securities Co., Ltd., Class H	90,200	131,441
*	Global Top E-Commerce Co., Ltd., Class A	30,100	19,480
*	Glorious Property Holdings, Ltd.	294,000	9,664
*	Glory Sun Financial Group, Ltd.	288,000	11,309
	Golden Eagle Retail Group, Ltd.	63,000	56,935
	Goldlion Holdings, Ltd.	43,000	8,747
#*	GOME Retail Holdings, Ltd.	228,000	36,634
*	Grand Baoxin Auto Group, Ltd.	82,500	8,708
	Grandjoy Holdings Group Co., Ltd., Class A	82,300	51,191
	Greattown Holdings, Ltd., Class A	33,900	19,344
	Greatview Aseptic Packaging Co., Ltd.	194,000	106,189
	Greenland Hong Kong Holdings, Ltd.	175,000	51,483
	Greentown China Holdings, Ltd.	173,000	225,993
	GRG Banking Equipment Co., Ltd., Class A	31,300	43,485
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,400	23,228
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	19,818
	Guangdong Tapai Group Co., Ltd., Class A	17,100	30,049
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	15,000	19,024
*	Guanghui Energy Co., Ltd., Class A	105,161	39,631
#	Guangshen Railway Co., Ltd., Class H	284,000	51,188
	Guangxi Liugong Machinery Co., Ltd., Class A	29,300	34,044
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	45,100	19,008
	Guangzhou Automobile Group Co., Ltd., Class H	298,000	270,476
	Guangzhou Baiyun International Airport Co., Ltd., Class A	21,800	46,355
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	8,000	20,060
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	55,318
	Guangzhou R&F Properties Co., Ltd., Class H	238,800	293,720
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	16,800	26,238
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	20,900	21,887
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	41,800	52,347
	Guomai Technologies, Inc., Class A	23,500	22,741
	Guorui Properties, Ltd.	215,000	21,040
	Guoyuan Securities Co., Ltd., Class A	28,990	36,088
*	Haichang Ocean Park Holdings, Ltd.	249,000	16,028
*	Haier Smart Home Co., Ltd., Class H	27,200	112,613
	Haitian International Holdings, Ltd.	102,000	367,750
*	Hand Enterprise Solutions Co., Ltd., Class A	23,000	24,397

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	10,400	$54,544
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,100	22,832
	Hangzhou Century Co., Ltd., Class A	16,700	19,200
	Harbin Bank Co., Ltd., Class H	451,000	58,614
*	Harbin Electric Co., Ltd., Class H	164,000	45,972
*	HC Group, Inc.	68,500	9,159
	Henan Pinggao Electric Co., Ltd., Class A	18,300	18,053
*	Hengdeli Holdings, Ltd.	392,000	13,612
	Hengtong Optic-electric Co., Ltd., Class A	21,600	41,004
*	Hesteel Co., Ltd., Class A	83,100	26,434
*	Hi Sun Technology China, Ltd.	390,000	70,704
	Hisense Home Appliances Group Co., Ltd., Class H	77,000	131,071
	HKC Holdings, Ltd.	15,000	14,811
	Holitech Technology Co., Ltd., Class A	49,200	27,247
	Hongda Xingye Co., Ltd., Class A	48,800	21,776
*	Honghua Group, Ltd.	763,000	23,996
	Honworld Group, Ltd.	46,500	15,204
	Hopson Development Holdings, Ltd.	118,000	301,138
*	Hua Hong Semiconductor, Ltd.	107,000	640,793
	Huaan Securities Co., Ltd., Class A	25,100	26,042
	Huafa Industrial Co., Ltd. Zhuhai, Class A	15,200	14,943
	Huafon Microfibre Shanghai Technology Co., Ltd.	9,700	8,166
	Huafu Fashion Co., Ltd., Class A	18,000	11,334
	Huapont Life Sciences Co., Ltd., Class A	18,200	13,435
	Huaxi Securities Co., Ltd., Class A	25,600	39,949
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	52,600	32,244
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	5,500	15,774
*	Hubei Kaile Science & Technology Co., Ltd., Class A	14,600	20,364
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	10,000	20,086
*	Huifu Payment, Ltd.	56,000	24,787
	Huishang Bank Corp., Ltd., Class H	31,000	10,422
	Hunan Gold Corp., Ltd., Class A	22,492	27,069
	Hunan Valin Steel Co., Ltd., Class A	99,700	77,643
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	19,300	26,495
*	Hytera Communications Corp., Ltd., Class A	29,500	26,803
*	iDreamSky Technology Holdings, Ltd.	32,000	16,597
	IMAX China Holding, Inc.	7,200	11,768
	Infore Environment Technology Group Co., Ltd., Class A	21,400	26,709
	Inner Mongolia First Machinery Group Co., Ltd., Class A	7,200	11,868
	Inner Mongolia Yitai Coal Co., Ltd., Class H	16,900	10,981
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	62,100	20,431
*	Inspur International, Ltd.	84,000	21,078
	Jiangnan Group, Ltd.	422,000	19,571
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	24,900	26,698
	Jiangsu Eastern Shenghong Co., Ltd., Class A	16,600	34,774
	Jiangsu Guotai International Group Co., Ltd., Class A	19,600	18,298
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	18,560	11,764
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	14,800	15,698
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	27,100	23,501
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	46,600	55,634
	Jiangsu Zhongtian Technology Co., Ltd., Class A	21,300	34,468
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	39,500	23,694
	Jiangxi Bank Co., Ltd., Class H	23,500	9,670
	Jiangxi Copper Co., Ltd., Class H	220,000	361,424
	Jiangxi Wannianqing Cement Co., Ltd., Class A	7,700	14,233
	Jiayuan International Group, Ltd.	174,168	67,577
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	13,100	31,171
	Jinduicheng Molybdenum Co., Ltd., Class A	27,600	23,591
	Jingrui Holdings, Ltd.	117,000	38,761

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	JinkoSolar Holding Co., Ltd., ADR	9,125	$565,659
	Jinneng Science&Technology Co., Ltd., Class A	7,300	22,008
	Jiuzhitang Co., Ltd., Class A	15,800	18,775
	Jizhong Energy Resources Co., Ltd., Class A	57,400	28,614
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	23,124	43,777
*	Jointown Pharmaceutical Group Co., Ltd., Class A	17,300	50,533
	Joy City Property, Ltd.	576,000	35,108
#	JOYY, Inc., ADR	8,665	797,527
	Ju Teng International Holdings, Ltd.	256,000	72,410
	Juneyao Airlines Co., Ltd., Class A	14,900	24,941
	Kaisa Group Holdings, Ltd.	441,000	203,079
*	Kangda International Environmental Co., Ltd.	63,000	5,361
#*	Kasen International Holdings, Ltd.	181,000	23,963
	Kinetic Mines and Energy, Ltd.	256,000	13,540
	Kingboard Holdings, Ltd.	158,500	645,893
	Kingboard Laminates Holdings, Ltd.	188,000	301,929
	Kingsoft Corp., Ltd.	13,000	100,212
	Konka Group Co., Ltd., Class A	13,600	13,559
	Kunlun Energy Co., Ltd.	730,000	622,152
	KWG Group Holdings, Ltd.	329,000	435,909
*	KWG Living Group Holdings, Ltd.	164,500	173,342
	Lao Feng Xiang Co., Ltd., Class A	3,000	21,145
*	Launch Tech Co., Ltd., Class H	3,500	1,928
#	Lee & Man Chemical Co., Ltd.	34,000	13,988
	Lee & Man Paper Manufacturing, Ltd.	316,000	277,087
	Lee's Pharmaceutical Holdings, Ltd.	36,500	22,922
	Legend Holdings Corp., Class H	98,300	155,780
	Leo Group Co., Ltd., Class A	88,700	43,093
*	LexinFintech Holdings, Ltd., ADR	13,907	108,057
	Leyard Optoelectronic Co., Ltd., Class A	51,500	50,074
*	Lianhua Supermarket Holdings Co., Ltd., Class H	54,000	9,069
	Liaoning Port Co., Ltd., Class H	396,000	39,736
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	10,100	18,264
*	Lifestyle China Group, Ltd.	55,500	8,636
	Logan Group Co., Ltd.	100,000	149,259
	Long Yuan Construction Group Co., Ltd., Class A	8,300	6,515
	Lonking Holdings, Ltd.	511,000	169,580
	Luoniushan Co., Ltd., Class A	15,800	19,958
	Luxi Chemical Group Co., Ltd., Class A	18,800	34,481
#	Luye Pharma Group, Ltd.	289,500	144,877
	LVGEM China Real Estate Investment Co., Ltd.	164,000	46,649
	Metallurgical Corp. of China, Ltd., Class H	614,000	118,377
#	Minmetals Land, Ltd.	338,000	38,236
	Minth Group, Ltd.	134,000	611,640
	MLS Co., Ltd., Class A	26,700	65,658
*	MMG, Ltd.	32,000	12,330
	Modern Land China Co., Ltd.	78,000	8,537
	Momo, Inc., Sponsored ADR	16,643	254,305
*	Myhome Real Estate Development Group Co., Ltd., Class A	33,700	9,635
	Nanjing Iron & Steel Co., Ltd., Class A	62,300	29,245
*	Nanjing Sample Technology Co., Ltd., Class H	36,000	18,773
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	15,500	22,582
	NetDragon Websoft Holdings, Ltd.	16,500	38,970
*	New World Department Store China, Ltd.	54,000	7,574
	Newland Digital Technology Co., Ltd., Class A	8,500	17,025
	Nexteer Automotive Group, Ltd.	158,000	253,350
	Nine Dragons Paper Holdings, Ltd.	436,000	671,661
	Ningbo Huaxiang Electronic Co., Ltd., Class A	12,200	28,747
	Ningbo Joyson Electronic Corp., Class A	9,600	39,349

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	20,700	$19,527
	Northeast Securities Co., Ltd., Class A	31,000	42,382
	Oceanwide Holdings Co., Ltd., Class A	44,000	19,904
	Offshore Oil Engineering Co., Ltd., Class A	53,041	34,593
	ORG Technology Co., Ltd., Class A	18,200	12,197
*	Orient Group, Inc., Class A	37,500	18,192
	Orient Securities Co., Ltd., Class H	116,000	81,626
	Oriental Pearl Group Co., Ltd., Class A	34,300	46,189
*	Ourpalm Co., Ltd., Class A	25,000	21,423
	Pacific Online, Ltd.	84,000	13,824
*	Pacific Securities Co., Ltd. (The), Class A	51,700	26,073
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,000	20,760
	PAX Global Technology, Ltd.	157,000	154,207
	PCI-Suntek Technology Co., Ltd., Class A	53,900	57,854
*	Phoenix Media Investment Holdings, Ltd.	272,000	19,617
	PICC Property & Casualty Co., Ltd., Class H	930,000	675,559
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	14,500	10,954
*	Polaris Bay Group Co., Ltd., Class A	17,000	28,264
	Poly Property Group Co., Ltd.	497,000	142,886
*	Pou Sheng International Holdings, Ltd.	480,000	101,916
	Powerlong Real Estate Holdings, Ltd.	242,000	157,844
	PW Medtech Group, Ltd.	123,000	7,911
	Qingdao Hanhe Cable Co., Ltd., Class A	49,700	27,740
	Qingdao Port International Co., Ltd., Class H	30,000	17,341
	Qingling Motors Co., Ltd., Class H	156,000	31,557
	Qinhuangdao Port Co., Ltd., Class H	55,000	9,221
#*	Qudian, Inc., Sponsored ADR	27,129	54,529
	Rainbow Digital Commercial Co., Ltd., Class A	8,000	8,997
*	Realcan Pharmaceutical Group Co., Ltd., Class A	34,200	24,566
	Red Star Macalline Group Corp., Ltd., Class H	122,980	82,365
#	Redco Properties Group, Ltd.	72,000	24,218
	Renhe Pharmacy Co., Ltd., Class A	11,200	9,690
	RiseSun Real Estate Development Co., Ltd., Class A	56,200	54,482
	Ronshine China Holdings, Ltd.	152,000	100,572
	Sailun Group Co., Ltd., Class A	24,600	33,405
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	39,600	20,993
	Sansteel Minguang Co., Ltd. Fujian, Class A	19,516	19,098
	Sany Heavy Equipment International Holdings Co., Ltd.	115,000	95,670
*	Saurer Intelligent Technology Co., Ltd., Class A	38,900	17,419
	Sealand Securities Co., Ltd., Class A	67,800	54,048
	Seazen Group, Ltd.	214,000	195,973
#*	Secoo Holding, Ltd., ADR	6,300	16,821
	SGIS Songshan Co., Ltd., Class A	31,900	19,563
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	22,100	16,334
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	10,000	34,289
	Shandong Chenming Paper Holdings, Ltd., Class H	84,000	49,155
	Shandong Humon Smelting Co., Ltd., Class A	15,300	30,169
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	5,800	18,368
	Shandong Linglong Tyre Co., Ltd., Class A	8,800	58,292
	Shandong Nanshan Aluminum Co., Ltd., Class A	139,500	71,685
	Shandong New Beiyang Information Technology Co., Ltd., Class A	16,000	24,926
	Shandong Sun Paper Industry JSC, Ltd., Class A	23,919	58,361
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	20,000	10,449
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	83,500	22,416
	Shanghai AJ Group Co., Ltd., Class A	15,600	16,475
*	Shanghai Electric Group Co., Ltd., Class H	640,000	233,671
	Shanghai Environment Group Co., Ltd., Class A	10,600	17,901
	Shanghai Industrial Development Co., Ltd., Class A	28,100	19,677
	Shanghai Industrial Holdings, Ltd.	116,000	158,947

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Urban Development Group, Ltd.	515,200	$49,052
	Shanghai Jin Jiang Capital Co., Ltd., Class H	294,000	48,826
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	10,300	82,554
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	7,536	12,192
	Shanghai Maling Aquarius Co., Ltd., Class A	12,900	17,822
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	4,900	14,266
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	197,700	341,723
	Shanghai Shimao Co., Ltd., Class A	51,900	35,201
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	8,400	11,028
	Shanghai Tunnel Engineering Co., Ltd., Class A	24,900	19,919
	Shanxi Coking Co., Ltd., Class A	24,700	23,922
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	60,050	44,676
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	37,800	31,857
	Shanxi Securities Co., Ltd., Class A	49,010	58,951
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	44,500	24,454
*	Shanying International Holding Co., Ltd., Class A	57,700	26,983
*	Shenghe Resources Holding Co., Ltd., Class A	9,840	24,452
*	Shengjing Bank Co., Ltd., Class H	157,000	144,408
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,000	15,662
	Shenzhen Airport Co., Ltd., Class A	31,600	38,194
	Shenzhen Aisidi Co., Ltd., Class A	23,200	37,757
	Shenzhen Gas Corp., Ltd., Class A	10,500	10,192
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	11,000	31,579
	Shenzhen International Holdings, Ltd.	253,805	418,099
	Shenzhen Investment, Ltd.	548,068	181,023
	Shenzhen Jinjia Group Co., Ltd., Class A	22,900	34,362
*	Shenzhen MTC Co., Ltd., Class A	39,000	40,107
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	31,000	16,759
	Shenzhen SDG Information Co., Ltd., Class A	15,200	17,514
	Shenzhen Tagen Group Co., Ltd., Class A	11,800	10,018
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	27,700	12,385
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	24,900	23,731
	Shenzhen World Union Group, Inc., Class A	33,300	20,900
	Shenzhen Zhenye Group Co., Ltd., Class A	25,500	19,134
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	35,700	23,111
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	19,700	16,086
	Shimao Group Holdings, Ltd.	163,000	471,289
	Shougang Fushan Resources Group, Ltd.	444,790	104,903
*	Shouhang High-Tech Energy Co., Ltd., Class A	25,700	6,744
	Shui On Land, Ltd.	1,000,500	148,079
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	19,293	56,750
	Sichuan Languang Development Co., Ltd., Class A	22,200	14,447
#	Sihuan Pharmaceutical Holdings Group, Ltd.	851,000	210,998
*	Silver Grant International Holdings Group, Ltd.	324,000	36,732
*	SINA Corp.	9,451	395,241
	Sinochem International Corp., Class A	13,700	10,184
	Sinofert Holdings, Ltd.	464,000	55,426
*	Sinolink Worldwide Holdings, Ltd.	324,000	14,344
	Sinoma International Engineering Co., Class A	21,100	28,131
	Sinoma Science & Technology Co., Ltd., Class A	16,300	63,441
	Sino-Ocean Group Holding, Ltd.	570,500	114,985
	Sinopec Engineering Group Co., Ltd., Class H	298,000	137,470
	Sinopec Kantons Holdings, Ltd.	296,000	103,233
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	616,000	136,153
*	Sinosoft Technology Group, Ltd.	58,000	10,918
	Sinotrans, Ltd., Class H	592,000	198,746
	Sinotruk Hong Kong, Ltd.	174,000	542,124
	Skyfame Realty Holdings, Ltd.	186,000	22,766
	Skyworth Digital Co., Ltd., Class A	15,900	17,607

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Skyworth Group, Ltd.	166,179	$48,465
*	Sogou, Inc., ADR	17,395	143,857
*	SOHO China, Ltd.	309,500	92,592
	SooChow Securities Co., Ltd., Class A	33,300	44,924
*	Sou Yu Te Group Co., Ltd., Class A	62,400	19,874
#	Sun King Technology Group, Ltd.	28,000	9,995
	Sunac China Holdings, Ltd.	308,000	1,144,333
*	Sunac Services Holdings, Ltd.	2,992	8,413
	Sungrow Power Supply Co., Ltd., Class A	5,700	92,040
	Suning Universal Co., Ltd., Class A	39,700	23,748
#	Sunshine 100 China Holdings, Ltd.	74,000	11,875
	Sunward Intelligent Equipment Co., Ltd., Class A	14,400	17,051
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	24,461	30,021
#	Symphony Holdings, Ltd.	240,000	26,009
*	Tahoe Group Co., Ltd., Class A	37,700	15,538
	Tangshan Jidong Cement Co., Ltd., Class A	19,100	39,984
	TangShan Port Group Co., Ltd., Class A	72,600	25,918
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	23,900	43,400
	Tasly Pharmaceutical Group Co., Ltd., Class A	13,000	27,186
	TBEA Co., Ltd., Class A	40,500	79,565
	TCL Electronics Holdings, Ltd.	176,000	150,460
*	Tech-Bank Food Co., Ltd., Class A	12,600	27,736
	Texhong Textile Group, Ltd.	67,500	71,510
	Tian An China Investment Co., Ltd.	123,000	73,532
	Tian Di Science & Technology Co., Ltd., Class A	49,300	22,069
*	Tian Shan Development Holding, Ltd.	52,000	18,665
	Tiangong International Co., Ltd.	200,000	112,244
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	124,000	54,578
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	33,500	21,057
	Tianjin Guangyu Development Co., Ltd., Class A	13,400	11,445
	Tianjin Port Development Holdings, Ltd.	526,000	40,636
#	Tianneng Power International, Ltd.	122,000	240,580
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	25,256
	Tomson Group, Ltd.	80,000	22,834
	Tong Ren Tang Technologies Co., Ltd., Class H	112,000	70,639
*	Tongcheng-Elong Holdings, Ltd.	46,800	83,414
	Tongda Group Holdings, Ltd.	910,000	61,953
	Tongkun Group Co., Ltd., Class A	17,700	63,334
	Tongling Nonferrous Metals Group Co., Ltd., Class A	138,400	48,888
*	Topsec Technologies Group, Inc., Class A	14,700	47,153
	Transfar Zhilian Co., Ltd., Class A	38,900	36,146
	TravelSky Technology, Ltd., Class H	82,000	182,706
*	Trigiant Group, Ltd.	210,000	21,860
*	Trip.com Group, Ltd., ADR	52,226	1,662,354
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	52,300	17,427
*	Tuniu Corp., Sponsored ADR	16,445	30,423
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	23,793	20,646
	Uni-President China Holdings, Ltd.	83,000	100,335
	Vatti Corp., Ltd., Class A	16,200	19,720
#	Vinda International Holdings, Ltd.	18,000	60,713
	Wangfujing Group Co., Ltd., Class A	5,400	26,704
	Wangsu Science & Technology Co., Ltd., Class A	63,200	58,490
	Wanxiang Qianchao Co., Ltd., Class A	31,900	22,877
	Wasion Holdings, Ltd.	116,000	35,358
	Wasu Media Holding Co., Ltd., Class A	14,000	17,400
	Weichai Power Co., Ltd., Class H	35,000	103,227
	Weifu High-Technology Group Co., Ltd., Class A	12,200	43,102
	Weiqiao Textile Co., Class H	68,500	15,348

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	West China Cement, Ltd.	394,000	$57,231
	Western Securities Co., Ltd., Class A	24,900	38,001
	Wison Engineering Services Co., Ltd.	126,000	8,757
	Wolong Electric Group Co., Ltd., Class A	12,900	24,492
	Wuchan Zhongda Group Co., Ltd., Class A	50,940	33,572
	Wuhan Department Store Group Co., Ltd., Class A	7,400	11,865
	Xiamen C & D, Inc., Class A	34,808	41,553
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	9,400	20,998
	Xiamen International Port Co., Ltd., Class H	114,000	17,734
	Xiamen ITG Group Corp., Ltd., Class A	23,400	22,158
	Xiamen Tungsten Co., Ltd., Class A	14,000	38,186
	Xinfengming Group Co., Ltd., Class A	14,000	39,335
	Xingda International Holdings, Ltd.	205,830	56,510
	Xinhu Zhongbao Co., Ltd., Class A	71,100	33,077
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	38,211
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	185,278	385,952
	Xinjiang Tianshan Cement Co., Ltd., Class A	13,600	30,635
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	34,300	43,101
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	25,483	14,244
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	10,100	29,500
	Xinyu Iron & Steel Co., Ltd., Class A	40,200	25,194
	Xinyuan Real Estate Co., Ltd., ADR	13,620	31,054
	Xtep International Holdings, Ltd.	289,755	129,615
	Xuji Electric Co., Ltd., Class A	11,800	23,751
*	Xunlei, Ltd., ADR	18,989	86,780
	Yango Group Co., Ltd., Class A	55,400	51,811
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	7,800	44,887
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	9,500	62,919
	Yanzhou Coal Mining Co., Ltd., Class H	338,000	261,261
*	Yashili International Holdings, Ltd.	83,000	7,590
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	27,800	31,978
	Yintai Gold Co., Ltd., Class A	39,400	48,245
*	Yiren Digital, Ltd., Sponsored ADR	20,914	72,362
	Yotrio Group Co., Ltd., Class A	30,100	16,123
	Youngor Group Co., Ltd., Class A	45,100	49,461
	Youzu Interactive Co., Ltd., Class A	12,600	25,076
	Yuexiu Property Co., Ltd.	1,388,000	271,131
*	Yunnan Aluminium Co., Ltd., Class A	35,500	41,255
*	Yunnan Copper Co., Ltd., Class A	8,200	16,354
*	Yunnan Tin Co., Ltd., Class A	17,600	33,362
	Yuzhou Group Holdings Co., Ltd.	508,494	177,100
	Zhaojin Mining Industry Co., Ltd., Class H	10,500	11,297
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	17,200	11,179
	Zhejiang Crystal-Optech Co., Ltd., Class A	32,000	52,754
	Zhejiang Hailiang Co., Ltd., Class A	21,600	27,125
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,500	20,859
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	14,600	18,328
*	Zhejiang Jingu Co., Ltd., Class A	16,100	19,489
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	19,400	29,298
	Zhejiang Juhua Co., Ltd., Class A	31,800	43,286
	Zhejiang Medicine Co., Ltd., Class A	8,405	17,655
*	Zhejiang Narada Power Source Co., Ltd., Class A	6,800	12,702
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	19,600	16,986
	Zhejiang Runtu Co., Ltd., Class A	10,300	15,510
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	13,200	71,596
	Zhejiang Semir Garment Co., Ltd., Class A	33,700	44,777
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	21,700	18,459
	Zhejiang Wanliyang Co., Ltd., Class A	13,900	15,858
	Zhejiang Yasha Decoration Co., Ltd., Class A	22,300	30,392

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Yongtai Technology Co., Ltd., Class A	18,434	$26,506
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	46,193
	Zhengzhou Yutong Bus Co., Ltd., Class A	17,684	38,024
	Zhenro Properties Group, Ltd.	57,000	33,274
	Zhong An Group, Ltd.	490,000	18,267
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	33,000	21,506
*	Zhongtian Financial Group Co., Ltd., Class A	95,600	39,784
	Zhongyuan Bank Co., Ltd., Class H	501,000	68,322
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	131,000	656,079
	Zhuzhou Kibing Group Co., Ltd., Class A	19,700	37,320
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	21,300	31,086
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	334,400	456,969
TOTAL CHINA			55,123,101
COLOMBIA — (0.2%)
	Cementos Argos SA	40,121	65,650
*	Constructora Conconcreto SA	75,537	10,159
*	Corp. Financiera Colombiana SA	6,690	60,396
	Grupo Argos SA	26,722	99,580
	Grupo de Inversiones Suramericana SA	22,721	144,513
TOTAL COLOMBIA			380,298
GREECE — (0.2%)
*	Alpha Bank AE	110,494	99,970
	Bank of Greece	3,350	63,180
*	LAMDA Development SA	2,380	18,275
	Mytilineos SA	7,797	113,523
*	National Bank of Greece SA	45,448	106,656
*	Piraeus Financial Holdings SA	33,656	36,450
	Titan Cement International SA	5,440	95,238
TOTAL GREECE			533,292
HONG KONG — (0.2%)
	Atlas Corp.	10,471	117,694
#*	Beijing Energy International Holding Co., Ltd.	1,042,000	33,491
*	China Agri-Products Exchange, Ltd.	591,408	8,473
*	GR Properties, Ltd.	46,000	5,564
	Shoucheng Holdings, Ltd.	72,000	17,200
	Tongguan Gold Group, Ltd.	2,000	73
	Wharf Holdings, Ltd. (The)	135,000	297,039
TOTAL HONG KONG			479,534
INDIA — (14.4%)
	ACC, Ltd.	10,719	235,208
	Adani Enterprises, Ltd.	35,550	243,705
	Adani Ports & Special Economic Zone, Ltd.	15,470	107,904
*	Adani Transmissions, Ltd.	47,956	302,929
*	Aditya Birla Capital, Ltd.	73,935	82,052
	Advanced Enzyme Technologies, Ltd.	4,364	19,074
	Agro Tech Foods, Ltd.	885	9,950
*	Ahluwalia Contracts India, Ltd.	2,928	10,821
	Alembic Pharmaceuticals, Ltd.	4,673	60,487
	Alembic, Ltd.	6,876	8,745
	Allcargo Logistics, Ltd.	7,469	13,316
	Amara Raja Batteries, Ltd.	9,117	114,536
	Ambuja Cements, Ltd.	116,199	387,602
*	APL Apollo Tubes, Ltd.	2,690	33,356

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apollo Tyres, Ltd.	45,245	$121,484
*	Arvind Fashions, Ltd.	7,951	15,745
	Asahi India Glass, Ltd.	9,893	35,682
	Ashok Leyland, Ltd.	157,665	237,313
*	Aster DM Healthcare, Ltd.	13,536	29,312
	Aurobindo Pharma, Ltd.	51,632	639,701
	Avanti Feeds, Ltd.	3,476	24,197
*	Bajaj Consumer Care, Ltd.	16,837	48,130
	Bajaj Holdings & Investment, Ltd.	3,755	166,226
	Balkrishna Industries, Ltd.	3,674	79,792
	Balmer Lawrie & Co., Ltd.	10,273	16,671
*	Balrampur Chini Mills, Ltd.	24,145	56,102
*	Bank of Baroda	180,835	168,787
*	Bank of Maharashtra	282,064	58,078
	BASF India, Ltd.	1,617	34,870
	BEML, Ltd.	2,896	36,077
	Bharat Dyanamics, Ltd.	3,645	16,563
	Bharat Electronics, Ltd.	142,993	253,246
	Bharat Forge, Ltd.	23,102	185,343
*	Bharat Heavy Electricals, Ltd.	96,723	47,768
	Birla Corp., Ltd.	3,651	35,863
	Birlasoft, Ltd.	25,181	85,941
	Bliss Gvs Pharma, Ltd.	3,608	9,024
*	Borosil, Ltd.	2,853	7,097
	Bosch, Ltd.	504	105,539
	Brigade Enterprises, Ltd.	13,825	45,136
	BSE, Ltd.	2,602	20,932
	Cadila Healthcare, Ltd.	26,073	160,927
	Can Fin Homes, Ltd.	6,649	43,663
*	Canara Bank	53,578	97,540
	Caplin Point Laboratories, Ltd.	1,504	9,432
	Carborundum Universal, Ltd.	14,563	80,707
	CCL Products India, Ltd.	6,150	20,131
	Ceat, Ltd.	3,566	71,944
	Century Plyboards India, Ltd.	4,677	16,894
	Century Textiles & Industries, Ltd.	7,318	41,700
	Chambal Fertilizers & Chemicals, Ltd.	30,634	100,415
	Cholamandalam Financial Holdings, Ltd.	12,502	84,964
	Cholamandalam Investment and Finance Co., Ltd.	50,633	276,792
	Cipla, Ltd.	62,697	710,389
	City Union Bank, Ltd.	54,861	127,749
	Cochin Shipyard, Ltd.	3,729	17,782
	Coforge, Ltd.	93	3,025
	Container Corp. Of India, Ltd.	19,155	114,548
	Coromandel International, Ltd.	3,434	39,772
*	CreditAccess Grameen, Ltd.	5,987	56,803
	Cummins India, Ltd.	18,225	164,424
	Cyient, Ltd.	10,301	84,649
	Dalmia Bharat, Ltd.	9,115	142,804
*	DCB Bank, Ltd.	29,588	40,632
	DCM Shriram, Ltd.	7,262	43,261
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	4,439	9,434
	Delta Corp., Ltd.	17,415	35,245
*	DEN Networks, Ltd.	8,685	6,975
	Dhani Services, Ltd.	24,787	114,001
	Dhanuka Agritech, Ltd.	996	10,126
	Dilip Buildcon, Ltd.	2,926	16,946
*	Dish TV India, Ltd.	232,134	38,916
	DLF, Ltd.	129,759	454,002

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dr Reddy's Laboratories, Ltd.	7,033	$441,675
*	DRC Systems India Pvt, Ltd.	66	11
	eClerx Services, Ltd.	1,856	24,859
*	Edelweiss Financial Services, Ltd.	46,865	40,238
*	EID Parry India, Ltd.	13,557	63,496
*	EIH, Ltd.	37,975	48,259
	Engineers India, Ltd.	38,600	38,424
	EPL, Ltd.	2,691	9,001
	Escorts, Ltd.	10,871	179,462
*	Eveready Industries India, Ltd.	7,160	19,015
	Exide Industries, Ltd.	61,622	162,142
	FDC, Ltd.	8,828	35,123
*	Federal Bank, Ltd.	225,306	223,598
	Finolex Cables, Ltd.	10,965	55,159
	Finolex Industries, Ltd.	9,049	71,826
	Firstsource Solutions, Ltd.	28,378	33,906
	Force Motors, Ltd.	534	9,855
*	Fortis Healthcare, Ltd.	59,044	130,668
*	Future Lifestyle Fashions, Ltd.	5,142	6,186
	Gabriel India, Ltd.	6,314	9,706
	GAIL India, Ltd.	236,974	404,926
	Gateway Distriparks, Ltd.	7,327	15,799
*	GE T&D India, Ltd.	4,524	7,239
*	General Insurance Corp. of India	6,350	11,467
	GHCL, Ltd.	6,890	19,210
	Glenmark Pharmaceuticals, Ltd.	25,269	163,508
	Godfrey Phillips India, Ltd.	2,269	28,388
*	Godrej Industries, Ltd.	12,487	74,766
	Granules India, Ltd.	23,739	108,883
	Graphite India, Ltd.	13,925	59,985
	Grasim Industries, Ltd.	62,073	901,150
	Great Eastern Shipping Co., Ltd. (The)	17,366	62,287
*	Greaves Cotton, Ltd.	10,604	12,346
	Gujarat Alkalies & Chemicals, Ltd.	4,036	17,895
	Gujarat Ambuja Exports, Ltd.	5,770	11,167
*	Gujarat Fluorochemicals, Ltd.	4,974	38,576
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,915	31,355
	Gujarat Pipavav Port, Ltd.	41,924	49,730
	Gujarat State Fertilizers & Chemicals, Ltd.	10,443	10,920
	Gujarat State Petronet, Ltd.	28,438	77,320
	Gulf Oil Lubricants India, Ltd.	1,865	17,743
	HEG, Ltd.	1,983	25,342
	HeidelbergCement India, Ltd.	9,938	29,845
	Hero MotoCorp, Ltd.	16,330	730,769
*	HFCL, Ltd.	77,811	30,846
	Hikal, Ltd.	4,944	11,488
	HIL, Ltd.	327	10,147
	Himadri Speciality Chemical, Ltd.	15,947	9,737
	Himatsingka Seide, Ltd.	5,066	10,039
	Hindalco Industries, Ltd.	206,621	635,321
	Hinduja Global Solutions, Ltd.	1,744	26,505
	Hindustan Aeronautics, Ltd.	4,721	59,675
	Huhtamaki India, Ltd.	3,724	15,315
	I G Petrochemicals, Ltd.	1,710	9,068
	ICRA, Ltd.	426	16,304
*	IDFC First Bank, Ltd.	346,340	223,860
*	IDFC, Ltd.	178,634	106,957
	IIFL Finance, Ltd.	34,951	70,183
	IIFL Securities, Ltd.	14,244	9,037

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IIFL Wealth Management, Ltd.	4,460	$62,731
	India Cements, Ltd. (The)	33,122	70,174
	Indiabulls Housing Finance, Ltd.	34,842	91,130
*	Indiabulls Real Estate, Ltd.	37,606	38,048
*	Indian Bank	38,752	46,507
	Indian Hotels Co., Ltd. (The)	63,179	104,811
*	Indian Overseas Bank	181,989	27,265
	Indo Count Industries, Ltd.	9,730	18,219
	Indoco Remedies, Ltd.	2,313	9,454
*	IndoStar Capital Finance, Ltd.	5,718	25,716
	Indus Towers, Ltd.	66,634	211,230
*	IndusInd Bank, Ltd.	50,201	585,182
*	Infibeam Avenues, Ltd.	27,370	28,450
*	Inox Leisure, Ltd.	6,560	28,754
*	Intellect Design Arena, Ltd.	7,781	34,736
	IOL Chemicals and Pharmaceuticals, Ltd.	4,566	42,328
	Ipca Laboratories, Ltd.	3,368	85,922
*	Jaiprakash Associates, Ltd.	90,284	8,463
	Jamna Auto Industries, Ltd.	11,539	9,634
	JB Chemicals & Pharmaceuticals, Ltd.	2,748	37,743
	Jindal Poly Films, Ltd.	1,531	9,414
	Jindal Saw, Ltd.	26,493	25,790
*	Jindal Stainless Hisar, Ltd.	10,662	19,943
*	Jindal Stainless, Ltd.	25,129	27,711
*	Jindal Steel & Power, Ltd.	69,942	246,473
	JK Cement, Ltd.	1,962	56,697
	JK Lakshmi Cement, Ltd.	9,249	40,237
	JK Paper, Ltd.	13,452	23,587
	JK Tyre & Industries, Ltd.	16,774	29,330
	JM Financial, Ltd.	74,675	81,745
	JSW Energy, Ltd.	71,185	69,290
	Jubilant Life Sciences, Ltd.	16,322	197,838
*	Just Dial, Ltd.	6,238	51,154
	Jyothy Labs, Ltd.	29,185	64,638
	Kalpataru Power Transmission, Ltd.	5,738	24,779
*	Karnataka Bank, Ltd. (The)	20,721	17,037
*	Karur Vysya Bank, Ltd. (The)	34,072	19,747
	Kaveri Seed Co., Ltd.	2,664	19,995
	KEC International, Ltd.	15,776	77,544
	KEI Industries, Ltd.	6,721	42,981
	Kiri Industries, Ltd.	2,791	17,777
	Kirloskar Ferrous Industries, Ltd.	5,058	10,206
	KNR Constructions, Ltd.	7,917	40,090
	KPIT Technologies, Ltd.	25,181	48,583
	KPR Mill, Ltd.	2,140	26,729
	KRBL, Ltd.	9,700	31,383
	KSB, Ltd.	1,581	13,721
	L&T Finance Holdings, Ltd.	94,423	110,634
	LA Opala RG, Ltd.	3,233	9,574
	Lakshmi Machine Works, Ltd.	184	13,352
	Laurus Labs, Ltd.	19,065	89,828
	LIC Housing Finance, Ltd.	61,533	334,018
	Linde India, Ltd.	3,321	41,162
	Lupin, Ltd.	31,959	440,994
	Maharashtra Scooters, Ltd.	427	21,051
	Maharashtra Seamless, Ltd.	4,580	17,423
*	Mahindra & Mahindra Financial Services, Ltd.	88,808	186,865
	Mahindra & Mahindra, Ltd.	1,154	11,875
*	Mahindra CIE Automotive, Ltd.	20,010	44,649

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Mahindra Lifespace Developers, Ltd.	4,081	$21,802
	Manappuram Finance, Ltd.	54,658	117,082
	Marksans Pharma, Ltd.	26,446	20,138
	MAS Financial Services, Ltd.	2,939	35,383
	Meghmani Organics, Ltd.	26,079	28,054
	Minda Corp., Ltd.	8,248	9,985
	MOIL, Ltd.	12,607	23,402
	Motherson Sumi Systems, Ltd.	166,361	330,633
	Motilal Oswal Financial Services, Ltd.	6,018	50,607
	Mphasis, Ltd.	12,226	257,383
	MRF, Ltd.	277	318,372
	Multi Commodity Exchange of India, Ltd.	3,204	72,102
	Muthoot Finance, Ltd.	18,729	284,254
	Natco Pharma, Ltd.	11,479	139,666
	National Aluminium Co., Ltd.	131,702	85,863
	Navin Fluorine International, Ltd.	244	7,644
	Navneet Education, Ltd.	13,812	15,410
	NBCC India, Ltd.	92,842	39,478
	NCC, Ltd.	30,776	24,729
	NESCO, Ltd.	1,511	11,962
	NIIT, Ltd.	7,657	19,690
	Nilkamal, Ltd.	1,015	20,933
	NMDC, Ltd.	112,168	160,961
	NOCIL, Ltd.	9,933	19,472
*	Oberoi Realty, Ltd.	18,904	137,165
	Oracle Financial Services Software, Ltd.	1,195	52,594
	Orient Cement, Ltd.	8,878	10,289
	Paisalo Digital, Ltd.	1,982	18,712
	Persistent Systems, Ltd.	7,143	149,571
	Petronet LNG, Ltd.	70,567	229,560
	Phillips Carbon Black, Ltd.	7,970	20,812
*	Phoenix Mills, Ltd. (The)	13,801	140,611
	Piramal Enterprises, Ltd.	11,497	205,548
*	PNB Housing Finance, Ltd.	9,491	43,240
	PNC Infratech, Ltd.	9,087	23,494
	Polyplex Corp., Ltd.	2,401	22,775
	Power Finance Corp., Ltd.	149,816	225,851
	Praj Industries, Ltd.	13,041	20,488
	Prestige Estates Projects, Ltd.	19,961	72,958
*	Prism Johnson, Ltd.	45,272	55,477
	PTC India, Ltd.	49,707	41,387
*	Punjab National Bank	229,667	105,257
*	Quess Corp., Ltd.	7,312	57,930
	Radico Khaitan, Ltd.	9,936	66,165
	Rain Industries, Ltd.	23,364	40,177
	Rajesh Exports, Ltd.	13,378	87,461
	Rallis India, Ltd.	6,437	24,036
	Ramco Cements, Ltd. (The)	16,711	178,174
	Ramco Industries, Ltd.	6,510	20,468
*	Ramkrishna Forgings, Ltd.	2,037	14,069
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	16,792
	Ratnamani Metals & Tubes, Ltd.	2,788	57,584
*	Raymond, Ltd.	6,223	27,388
	RBL Bank, Ltd.	62,607	183,510
	REC, Ltd.	124,223	225,237
	Redington India, Ltd.	44,660	81,876
	Schaeffler India, Ltd.	582	34,254
	Security & Intelligence Services India, Ltd.	2,778	15,267
*	Sequent Scientific, Ltd.	12,143	34,897

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SH Kelkar & Co., Ltd.	5,846	$9,610
	Shilpa Medicare, Ltd.	6,393	36,844
	Shipping Corp. of India, Ltd.	16,928	19,769
	Shriram City Union Finance, Ltd.	3,509	48,978
	Shriram Transport Finance Co., Ltd.	26,550	468,561
	Sobha, Ltd.	8,336	52,319
	Solar Industries India, Ltd.	1,359	22,219
	Solara Active Pharma Sciences, Ltd.	2,319	46,680
	Somany Ceramics, Ltd.	2,104	10,677
	Sonata Software, Ltd.	8,472	45,313
*	South Indian Bank, Ltd. (The)	177,967	20,213
	SRF, Ltd.	2,381	174,254
*	Steel Authority of India, Ltd.	122,932	95,904
	Sterlite Technologies, Ltd.	24,981	61,609
	Strides Pharma Science, Ltd.	9,046	100,905
	Subros, Ltd.	2,055	9,555
	Sun TV Network, Ltd.	15,404	100,599
	Sundaram Finance, Ltd.	6,088	141,537
	Sundaram-Clayton, Ltd.	688	29,645
	Sundram Fasteners, Ltd.	5,568	42,505
	Sunteck Realty, Ltd.	7,768	34,096
	Suprajit Engineering, Ltd.	7,329	20,882
	Surya Roshni, Ltd.	2,181	10,380
*	Suvidhaa Infoserve Pvt, Ltd.	3,595	308
	Tata Chemicals, Ltd.	23,372	151,648
	Tata Consumer Products, Ltd.	82,391	625,165
*	Tata Motors, Ltd.	346,216	1,236,047
*	Tata Steel BSL, Ltd.	38,136	19,704
	Tata Steel, Ltd.	73,230	600,371
*	TCNS Clothing Co., Ltd.	1,674	9,156
	Tech Mahindra, Ltd.	48,500	636,517
	Techno Electric & Engineering Co., Ltd.	5,232	17,829
	Thermax, Ltd.	6,581	88,381
	Timken India, Ltd.	1,401	23,034
	Transport Corp. of India, Ltd.	5,527	18,783
	Trident, Ltd.	147,551	29,182
*	Triveni Turbine, Ltd.	8,371	9,677
	TV Today Network, Ltd.	2,698	9,147
*	TV18 Broadcast, Ltd.	68,802	26,450
	TVS Srichakra, Ltd.	374	9,661
*	UCO Bank	110,238	19,444
	Uflex, Ltd.	4,347	21,425
	Ujjivan Financial Services, Ltd.	2,551	8,505
	Unichem Laboratories, Ltd.	5,045	19,677
*	Union Bank of India	56,091	23,644
	UPL, Ltd.	75,705	582,963
	Vaibhav Global, Ltd.	1,289	46,168
	Vakrangee, Ltd.	41,844	29,931
*	Vardhman Textiles, Ltd.	3,385	48,100
	Varroc Engineering, Ltd.	1,735	9,963
	Vedanta, Ltd.	265,631	584,980
	Vesuvius India, Ltd.	1,292	18,307
*	Vodafone Idea, Ltd.	1,094,486	165,222
	VST Tillers Tractors, Ltd.	231	5,696
	Welspun Corp., Ltd.	15,513	25,342
	Welspun Enterprises, Ltd.	8,592	8,833
	Welspun India, Ltd.	46,870	42,313
*	Wockhardt, Ltd.	6,912	45,248
*	Yes Bank, Ltd.	110,140	23,703

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises, Ltd.	163,180	$488,897
	Zensar Technologies, Ltd.	12,992	41,923
	Zydus Wellness, Ltd.	1,952	51,337
TOTAL INDIA			29,708,758
INDONESIA — (1.8%)
	Adaro Energy Tbk PT	2,432,800	207,263
	Adhi Karya Persero Tbk PT	334,900	32,490
	AKR Corporindo Tbk PT	256,800	51,728
*	Alam Sutera Realty Tbk PT	1,815,300	24,721
	Aneka Tambang Tbk	377,300	59,344
	Astra Agro Lestari Tbk PT	89,800	71,224
*	Bank Bukopin Tbk	2,663,100	87,041
*	Bank Capital Indonesia Tbk PT	365,500	9,776
*	Bank China Construction Bank Indonesia Tbk PT	360,700	3,021
	Bank Maybank Indonesia Tbk PT	1,188,100	25,389
*	Bank Pan Indonesia Tbk PT	434,700	30,874
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,300	27,680
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	17,141
	Bank Tabungan Negara Persero Tbk PT	749,000	83,364
	BFI Finance Indonesia Tbk PT	883,400	42,399
	BISI International Tbk PT	103,400	8,364
*	Buana Lintas Lautan Tbk PT	988,600	25,907
	Bukit Asam Tbk PT	478,400	87,593
*	Bumi Serpong Damai Tbk PT	1,370,300	109,510
	Ciputra Development Tbk PT	1,575,600	100,305
*	Delta Dunia Makmur Tbk PT	807,300	16,707
	Dharma Satya Nusantara Tbk PT	248,300	9,809
*	Eagle High Plantations Tbk PT	2,031,300	16,327
*	Erajaya Swasembada Tbk PT	263,400	51,791
*	Gudang Garam Tbk PT	56,100	150,655
	Indah Kiat Pulp & Paper Corp. Tbk PT	448,900	410,775
	Indika Energy Tbk PT	242,700	25,240
	Indo Tambangraya Megah Tbk PT	58,000	50,440
	Indofood Sukses Makmur Tbk PT	504,400	217,069
*	Intiland Development Tbk PT	545,900	7,919
	Japfa Comfeed Indonesia Tbk PT	511,500	49,401
	Link Net Tbk PT	132,800	26,940
*	Lippo Karawaci Tbk PT	5,967,260	74,122
*	Medco Energi Internasional Tbk PT	1,673,840	77,073
*	Media Nusantara Citra Tbk PT	633,100	46,504
	Metrodata Electronics Tbk PT	90,800	9,439
*	MNC Land Tbk PT	4,502,000	32,395
*	MNC Vision Networks Tbk PT	1,079,900	21,238
	Pabrik Kertas Tjiwi Kimia Tbk PT	89,400	83,572
*	Pakuwon Jati Tbk PT	1,792,400	61,198
*	Pan Brothers Tbk PT	402,700	5,462
*	Panin Financial Tbk PT	2,708,800	46,496
*	Paninvest Tbk PT	140,700	8,048
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	55,442
	PP Persero Tbk PT	551,300	63,858
	Ramayana Lestari Sentosa Tbk PT	331,500	15,176
*	Rimo International Lestari Tbk PT	3,228,000	2,157
*	Sampoerna Agro Tbk PT	77,700	9,709
*	Sentul City Tbk PT	3,986,600	14,201
*	Siloam International Hospitals Tbk PT	44,700	16,540
	Sri Rejeki Isman Tbk PT	1,753,600	26,401
*	Summarecon Agung Tbk PT	1,178,200	57,997
	Surya Semesta Internusa Tbk PT	883,000	28,268

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk PT	82,400	$8,035
*	Timah Tbk PT	448,200	53,734
*	Trada Alam Minera Tbk PT	2,672,100	1,785
	Tunas Baru Lampung Tbk PT	469,000	29,673
	United Tractors Tbk PT	143,400	232,834
*	Vale Indonesia Tbk PT	394,200	153,537
	Waskita Beton Precast Tbk PT	1,916,000	34,036
	Waskita Karya Persero Tbk PT	803,100	80,648
	Wijaya Karya Beton Tbk PT	212,800	5,171
	Wijaya Karya Persero Tbk PT	568,600	72,555
	XL Axiata Tbk PT	542,400	85,494
TOTAL INDONESIA			3,651,005
MALAYSIA — (2.2%)
#	Aeon Co. M Bhd	96,000	21,926
	AEON Credit Service M Bhd	11,700	31,219
	AFFIN Bank Bhd	46,790	18,942
#*	AirAsia Group Bhd	232,700	39,742
	Ajinomoto Malaysia Bhd	4,200	15,867
*	Alliance Bank Malaysia Bhd	147,400	90,197
	Allianz Malaysia Bhd	10,500	35,047
	AMMB Holdings Bhd	269,900	205,203
	Batu Kawan Bhd	29,200	129,049
*	Berjaya Corp. Bhd	465,608	20,685
#	BIMB Holdings Bhd	74,600	73,688
*	Boustead Holdings Bhd	159,700	27,889
*	Bumi Armada Bhd	375,700	29,870
#	Cahya Mata Sarawak Bhd	118,100	55,242
#*	Dayang Enterprise Holdings Bhd	67,320	17,143
	DRB-Hicom Bhd	151,400	66,086
#	Eco World Development Group Bhd	136,900	16,851
#	Ekovest BHD	254,400	27,229
	FAR East Holdings Bhd	1,400	941
	FGV Holdings Bhd	290,300	93,730
	Formosa Prosonic Industries Bhd	16,000	10,384
	Gamuda Bhd	310,433	252,914
	Genting Bhd	292,600	287,225
	Genting Malaysia Bhd	574,200	348,739
#	Genting Plantations Bhd	30,800	73,775
	Hai-O Enterprise Bhd	23,400	12,234
*	Hengyuan Refining Co. Bhd	22,900	27,036
	Hiap Teck Venture Bhd	218,100	19,605
	Hong Leong Financial Group Bhd	13,200	53,263
	Hong Leong Industries Bhd	5,000	9,946
*	IGB Bhd	40,332	25,107
	IJM Corp. Bhd	428,300	158,578
	IOI Properties Group Bhd	161,100	51,643
*	Iskandar Waterfront City Bhd	81,900	9,053
#*	JAKS Resources Bhd	260,520	43,307
*	Keck Seng Malaysia Bhd	8,000	7,175
	Kim Loong Resources Bhd	29,200	9,788
#*	KNM Group Bhd	566,400	24,900
	KPJ Healthcare Bhd	189,500	43,059
	Kretam Holdings Bhd	133,900	20,021
	Leong Hup International Bhd	128,600	21,232
	Lii Hen Industries Bhd	9,400	8,904
	Lotte Chemical Titan Holding Bhd	46,800	27,274
	Magni-Tech Industries Bhd	19,900	10,343
	Magnum Bhd	173,114	90,191

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Mah Sing Group Bhd	151,300	$29,982
	Malayan Flour Mills Bhd	227,800	50,552
	Malaysia Airports Holdings Bhd	155,500	197,926
	Malaysia Building Society Bhd	278,623	40,919
	Malaysian Pacific Industries Bhd	4,900	39,922
#	Malaysian Resources Corp. Bhd	347,700	32,909
	Matrix Concepts Holdings Bhd	65,700	27,578
#	MBM Resources BHD	38,200	28,959
	Mega First Corp. Bhd	24,900	43,924
	MKH Bhd	39,000	11,835
#	MMC Corp. Bhd	133,100	25,379
	Muhibbah Engineering M Bhd	39,300	7,991
	Oriental Holdings BHD	46,900	60,709
#	OSK Holdings Bhd	194,800	38,731
	Padini Holdings Bhd	34,500	22,378
*	Pos Malaysia Bhd	65,900	16,035
*	Sapura Energy Bhd	781,500	21,952
	Sarawak Oil Palms Bhd	27,800	27,925
	Scientex Bhd	72,300	71,261
	Serba Dinamik Holdings Bhd	149,200	59,005
	Sime Darby Bhd	384,000	208,268
	Sime Darby Property Bhd	224,900	31,625
#	SP Setia Bhd Group	295,399	66,641
	Sunway Bhd	352,223	130,508
	Ta Ann Holdings Bhd	59,700	40,394
	TA Enterprise Bhd	176,800	28,346
	Taliworks Corp. Bhd	104,800	20,790
	Thong Guan Industries Bhd	28,400	16,655
*	Tropicana Corp. Bhd	62,213	13,221
	TSH Resources Bhd	65,000	16,331
	UEM Edgenta Bhd	40,500	15,701
*	UEM Sunrise Bhd	183,900	16,951
	UMW Holdings Bhd	40,500	28,741
#	United Malacca Bhd	28,200	35,236
	United Plantations Bhd	8,200	28,900
	UOA Development Bhd	20,900	8,262
*	Velesto Energy Bhd	274,400	8,073
*	WCT Holdings Bhd	128,465	14,536
	Yinson Holdings Bhd	104,500	134,044
	YNH Property Bhd	32,000	21,686
*	YTL Corp. Bhd	577,426	91,766
TOTAL MALAYSIA			4,494,789
MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	34,887	36,165
	Alfa S.A.B. de C.V., Class A	534,691	335,698
	Alpek S.A.B. de C.V.	60,630	51,819
#*	Banco del Bajio SA	108,947	134,251
*	Cemex S.A.B. de C.V.	2,375,981	1,365,387
*	Cia Minera Autlan S.A.B. de C.V., Class B	66,644	35,112
#*	Consorcio ARA S.A.B. de C.V.	98,355	16,553
*	Controladora Nemak SAB de CV	534,691	69,644
	Corporativo Fragua S.A.B. de C.V.	1,956	25,897
*	Corpovael S.A. de C.V.	19,681	4,148
*	Credito Real S.A.B. de C.V. SOFOM ER	36,056	18,979
	Cydsa S.A.B. de C.V.	50,192	43,706
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	21,537	68,197
*	Elementia S.A.B. de C.V.	5,664	3,483
#*	Gentera S.A.B. de C.V.	164,390	64,396

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Carso S.A.B. de C.V.	9,572	$24,043
	Grupo Cementos de Chihuahua S.A.B. de C.V.	24,925	158,142
	Grupo Comercial Chedraui S.A. de C.V.	57,457	78,201
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	183,399	164,441
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	50,240	11,617
*	Grupo Industrial Saltillo S.A.B. de C.V.	54,895	70,965
	Grupo KUO S.A.B. de C.V., Class B	12,255	28,092
	Grupo Lala S.A.B. de C.V.	53,317	38,910
#	Grupo Rotoplas S.A.B. de C.V.	29,832	32,220
	Grupo Sanborns S.A.B. de C.V.	36,346	32,757
*	Grupo Televisa S.A.B.	404,268	614,517
*	Grupo Traxion S.A.B. de C.V.	62,259	59,802
#*	Hoteles City Express S.A.B. de C.V.	35,899	10,157
	Industrias Bachoco S.A.B. de C.V., Class B	20,258	68,643
	Industrias CH S.A.B. de C.V., Class B	11,679	63,138
	Industrias Penoles S.A.B. de C.V.	18,341	273,804
	La Comer S.A.B. de C.V.	46,949	98,254
*	Medica Sur S.A.B. de C.V., Class B	15,169	27,172
	Nemak S.A.B. de C.V.	42,500	11,901
	Orbia Advance Corp. S.A.B. de C.V.	175,870	375,951
#	Organizacion Cultiba S.A.B. de C.V.	46,456	37,937
*	Organizacion Soriana S.A.B. de C.V., Class B	37,912	34,992
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	13,800	104,057
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,980	14,464
#*	Unifin Financiera S.A.B. de C.V.	30,497	36,851
*	Vitro S.A.B. de C.V., Class A	24,646	33,388
TOTAL MEXICO			4,777,851
PHILIPPINES — (0.8%)
	Alliance Global Group, Inc.	708,300	145,539
	Asia United Bank Corp.	8,110	7,370
	Belle Corp.	525,000	17,245
*	Cebu Air, Inc.	38,560	38,039
	China Banking Corp.	123,600	62,453
	Cosco Capital, Inc.	303,100	32,414
	DMCI Holdings, Inc.	691,100	75,119
*	East West Banking Corp.	22,500	4,576
	Filinvest Development Corp.	121,800	21,648
	Filinvest Land, Inc.	1,703,000	39,282
	First Philippine Holdings Corp.	31,550	49,515
	GT Capital Holdings, Inc.	8,089	89,575
*	Integrated Micro-Electronics, Inc.	72,600	19,422
	Lopez Holdings Corp.	173,300	13,407
	LT Group, Inc.	356,400	98,266
	Megaworld Corp.	1,778,700	140,806
	Metropolitan Bank & Trust Co.	212,100	197,982
	Nickel Asia Corp.	345,000	33,578
	Petron Corp.	459,700	33,777
	Philex Mining Corp.	146,000	12,991
*	Philippine National Bank	57,773	30,615
*	Pilipinas Shell Petroleum Corp.	66,900	28,094
	RFM Corp.	109,000	10,458
	Rizal Commercial Banking Corp.	85,200	31,309
	Robinsons Land Corp.	268,700	105,683
	Robinsons Retail Holdings, Inc.	39,190	49,820
	Security Bank Corp.	39,720	107,071
	Semirara Mining & Power Corp.	80,500	20,526
*	Top Frontier Investment Holdings, Inc.	3,090	8,966
	Union Bank of the Philippines	37,880	56,271

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	717,200	$62,425
TOTAL PHILIPPINES			1,644,242
POLAND — (0.8%)
	AB SA	1,400	11,761
*	Agora SA	3,156	5,768
*	Alior Bank SA	9,151	41,642
	Amica SA	667	24,908
	Asseco Poland SA	8,572	156,037
*	Bank Handlowy w Warszawie SA	3,077	31,939
*	Bank Millennium SA	73,139	76,542
*	Bank Ochrony Srodowiska SA	9,478	15,746
*	Ciech SA	4,740	39,850
	Develia SA	39,555	23,762
#*	Echo Investment SA	23,480	26,665
*	Enea SA	37,216	68,244
*	Fabryki Mebli Forte SA	1,537	18,412
*	Famur SA	25,903	17,918
*	Grupa Azoty SA	7,205	55,857
	Grupa Lotos SA	7,970	82,271
*	Inter Cars SA	224	16,871
*	Jastrzebska Spolka Weglowa SA	5,862	49,610
	Kernel Holding SA	10,706	156,447
*	KRUK SA	3,201	143,104
*	mBank SA	2,361	123,464
*	Netia SA	19,625	28,405
*	PGE Polska Grupa Energetyczna SA	163,838	286,102
*	PKP Cargo SA	7,482	27,615
	Stalexport Autostrady SA	16,406	16,227
*	Tauron Polska Energia SA	252,784	189,657
*	VRG SA	42,918	29,862
TOTAL POLAND			1,764,686
QATAR — (0.8%)
	Commercial Bank PSQC (The)	277,039	324,505
	Aamal Co.	288,708	68,057
	Al Khaleej Takaful Group QSC	32,490	24,476
	Al Khalij Commercial Bank PQSC	214,991	120,047
	Alijarah Holding Co.QPSC	104,338	34,782
	Barwa Real Estate Co.	350,333	317,563
*	Doha Bank QPSC	230,818	145,360
	Doha Insurance Co. QSC	40,320	17,056
*	Gulf International Services QSC	135,456	58,621
	Ooredoo QPSC	54,333	124,383
	Qatar Insurance Co. SAQ	84,369	56,599
	Qatar National Cement Co. QSC	22,746	26,520
	Qatar Navigation QSC	65,678	138,988
*	Salam International Investment, Ltd. QSC	139,423	24,748
	United Development Co. QSC	310,569	133,339
TOTAL QATAR			1,615,044
RUSSIA — (0.6%)
	Etalon Group P.L.C., GDR	24,314	43,036
	Globaltrans Investment P.L.C., GDR	4,355	29,319
	Globaltrans Investment P.L.C., GDR	7,455	50,247
	LSR Group PJSC, GDR	30,374	72,290
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	136,006
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,551	84,431

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*	Mail.Ru Group, Ltd., GDR	13,636	$355,218
	QIWI P.L.C., Sponsored ADR	5,640	54,651
	Ros Agro P.L.C., GDR	13,947	168,759
	RusHydro PJSC, ADR	106,216	105,685
	VTB Bank PJSC, GDR	159,658	147,204
TOTAL RUSSIA			1,246,846
SAUDI ARABIA — (2.8%)
	Al Babtain Power & Telecommunication Co.	2,113	17,394
	Al Etihad Cooperative Insurance Co.	2,753	18,315
*	Al Gassim Investment Holding Co.	5,967	30,509
*	Al Hammadi Co. for Development and Investment	8,268	61,502
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	30,548
	Al Jouf Agricultural Development Co.	1,328	13,540
*	Al Jouf Cement Co.	11,224	33,898
	Al Khaleej Training and Education Co.	4,484	25,665
*	Al Yamamah Steel Industries Co.	2,970	26,943
*	AlAbdullatif Industrial Investment Co.	7,870	31,722
	Arabian Cement Co.	6,973	84,318
	Arabian Pipes Co.	8,173	43,451
*	Arabian Shield Cooperative Insurance Co.	4,936	36,606
	Arriyadh Development Co.	11,362	54,878
*	Aseer Trading Tourism & Manufacturing Co.	15,831	66,830
*	Astra Industrial Group	4,471	30,593
	Bank AlBilad	57,250	423,035
	Bank Al-Jazira	68,755	247,851
	Bawan Co.	3,033	22,336
	City Cement Co.	10,142	75,310
*	Dar Al Arkan Real Estate Development Co.	94,960	217,509
	Dur Hospitality Co.	9,571	74,354
	Eastern Province Cement Co.	6,367	76,725
*	Electrical Industries Co.	3,489	22,505
*	Emaar Economic City	64,423	155,013
*	Etihad Etisalat Co.	63,225	481,431
	Fitaihi Holding Group	6,224	28,373
*	Hail Cement Co.	5,773	26,458
*	Jazan Energy and Development Co.	6,599	33,876
*	Malath Cooperative Insurance Co.	5,363	32,651
*	Methanol Chemicals Co.	5,510	18,668
*	Middle East Healthcare Co.	5,177	47,772
*	Middle East Paper Co.	2,724	13,592
*	Mobile Telecommunications Co. Saudi Arabia	73,009	266,780
	Najran Cement Co.	13,973	71,387
*	Nama Chemicals Co.	3,865	33,694
*	National Agriculture Development Co. (The)	7,525	57,657
*	National Co., for Glass Manufacturing (The)	3,510	28,244
	National Gypsum	2,289	17,098
*	National Industrialization Co.	57,285	205,562
	National Petrochemical Co.	17,295	159,578
	Northern Region Cement Co.	14,928	49,269
*	Rabigh Refining & Petrochemical Co.	15,747	58,672
	Sahara International Petrochemical Co.	64,085	313,466
*	Saudi Ceramic Co.	5,565	71,915
*	Saudi Chemical Co., Holding.	6,860	62,667
*	Saudi Ground Services Co.	11,222	93,155
	Saudi Industrial Investment Group	31,611	216,672
	Saudi Industrial Services Co.	4,183	39,641
*	Saudi Investment Bank (The)	53,794	228,548
*	Saudi Kayan Petrochemical Co.	131,174	503,231

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Marketing Co.	1,460	$11,736
*	Saudi Printing & Packaging Co.	5,795	37,146
*	Saudi Public Transport Co.	8,667	40,377
*	Saudi Re for Cooperative Reinsurance Co.	5,130	19,389
*	Seera Group Holding	23,524	113,502
*	Tabuk Cement Co.	6,267	31,506
	Umm Al-Qura Cement Co.	3,517	29,640
	United International Transportation Co.	2,402	25,007
	Yamama Cement Co.	17,209	141,821
	Yanbu Cement Co.	11,651	145,599
*	Zamil Industrial Investment Co.	8,237	45,925
TOTAL SAUDI ARABIA			5,723,055
SOUTH AFRICA — (3.7%)
	Absa Group, Ltd.	54,193	406,389
	Adcock Ingram Holdings, Ltd.	6,350	19,162
*	Advtech, Ltd.	106,246	70,398
	AECI, Ltd.	18,205	110,048
	African Rainbow Minerals, Ltd.	17,694	318,937
	Alexander Forbes Group Holdings, Ltd.	122,324	29,698
#*	Aspen Pharmacare Holdings, Ltd.	31,049	293,107
	Astral Foods, Ltd.	6,962	58,118
*	Barloworld, Ltd.	42,340	263,517
	Bidvest Group, Ltd. (The)	35,443	365,349
*	Brait SE	80,196	16,085
	Cashbuild, Ltd.	2,942	55,367
*	DataTec, Ltd.	40,652	66,138
	Discovery, Ltd.	34,821	295,164
	Distell Group Holdings, Ltd.	9,294	56,936
	Exxaro Resources, Ltd.	46,279	459,686
*	Foschini Group, Ltd. (The)	41,301	278,709
	Gold Fields, Ltd., Sponsored ADR	5,309	49,533
	Grindrod, Ltd.	61,737	20,250
*	Harmony Gold Mining Co., Ltd.	36,275	160,901
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	47,253	210,276
	Hudaco Industries, Ltd.	3,955	24,116
	Imperial Logistics, Ltd.	22,265	62,297
	Investec, Ltd.	10,135	25,642
*	KAP Industrial Holdings, Ltd.	309,933	75,099
	Lewis Group, Ltd.	6,721	11,972
	Liberty Holdings, Ltd.	21,020	85,019
*	Life Healthcare Group Holdings, Ltd.	241,907	308,866
*	Long4Life, Ltd.	88,335	24,535
*	Massmart Holdings, Ltd.	14,743	39,233
*	Metair Investments, Ltd.	31,298	38,663
	Momentum Metropolitan Holdings	126,484	137,562
	Motus Holdings, Ltd.	19,271	78,067
	Mpact, Ltd.	21,681	23,905
	Nedbank Group, Ltd.	54,959	443,466
	Oceana Group, Ltd.	17,392	75,649
	Old Mutual, Ltd.	586,290	500,781
*	Omnia Holdings, Ltd.	34,679	101,476
	Pepkor Holdings, Ltd.	149,890	145,843
*	PPC, Ltd.	71,391	7,491
	PSG Group, Ltd.	15,772	67,095
	Raubex Group, Ltd.	35,771	59,675
	RCL Foods, Ltd.	30,615	17,189
	Reunert, Ltd.	29,690	74,777
	RFG Holdings, Ltd.	6,432	4,851

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Royal Bafokeng Platinum, Ltd.	23,644	$107,392
#*	Sappi, Ltd.	85,724	241,954
*	Sasol, Ltd.	9,835	106,015
	Sibanye Stillwater, Ltd.	256,549	973,904
*	Sun International, Ltd.	12,071	10,455
*	Super Group, Ltd.	56,942	89,066
	Telkom SA SOC, Ltd.	45,605	101,191
*	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	50,620
TOTAL SOUTH AFRICA			7,717,634
SOUTH KOREA — (16.3%)
*	Able C&C Co., Ltd.	1,801	12,177
	Aekyung Petrochemical Co., Ltd.	4,211	32,125
*	AeroSpace Technology of Korea, Inc.	2,347	11,916
*	Agabang&Company	4,166	13,425
	AK Holdings, Inc.	985	25,512
*	ALUKO Co., Ltd.	8,599	36,886
	AMOREPACIFIC Group	3,579	188,460
*	Amotech Co., Ltd.	791	25,290
	Asia Cement Co., Ltd.	269	20,415
	ASIA Holdings Co., Ltd.	91	7,392
	Asia Paper Manufacturing Co., Ltd.	1,081	39,721
	Autech Corp.	1,278	14,717
	Avaco Co., Ltd.	2,775	36,351
	BGF Co., Ltd.	4,573	28,135
	Binggrae Co., Ltd.	1,100	54,922
	BNK Financial Group, Inc.	67,720	332,640
	Busan City Gas Co., Ltd.	635	30,439
*	Byucksan Corp.	8,914	19,057
*	Capro Corp.	7,250	22,176
	Cell Biotech Co., Ltd.	1,264	21,992
	Changhae Ethanol Co., Ltd.	2,554	28,702
	Chongkundang Holdings Corp.	732	70,707
	Chosun Refractories Co., Ltd.	302	21,530
	CJ CheilJedang Corp.	1,055	400,609
	CJ Corp.	3,429	288,495
	CJ ENM Co., Ltd.	1,520	207,238
	CJ Freshway Corp.	2,367	43,000
*	CJ Logistics Corp.	2,146	321,753
	Cuckoo Holdings Co., Ltd.	355	30,578
	D.I Corp.	3,646	17,000
	Dae Dong Industrial Co., Ltd.	3,607	23,723
	Dae Han Flour Mills Co., Ltd.	144	18,162
	Dae Won Kang Up Co., Ltd.	5,249	19,575
	Daeduck Co., Ltd.	1,365	8,147
	Daeduck Electronics Co., Ltd.	2,361	28,413
	Daekyo Co., Ltd.	5,085	16,315
	Daelim Construction Co., Ltd.	1,054	32,649
	Daesang Corp.	3,678	85,969
	Daesang Holdings Co., Ltd.	4,994	43,788
	Daewon Pharmaceutical Co., Ltd.	1,742	27,108
*	Daewoo Engineering & Construction Co., Ltd.	52,219	275,242
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	140,929
	Daihan Pharmaceutical Co., Ltd.	375	10,356
	Daishin Securities Co., Ltd.	7,524	81,589
*	Danal Co., Ltd.	6,555	25,310
	Daou Data Corp.	2,532	29,918
	Daou Technology, Inc.	5,758	136,540
	DB Financial Investment Co., Ltd.	3,038	12,914

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co., Ltd.	11,991	$394,202
*	DB, Inc.	20,637	15,756
	Deutsch Motors, Inc.	4,732	27,011
	DGB Financial Group, Inc.	32,532	184,836
	DI Dong Il Corp.	187	33,009
*	DL E&C Co., Ltd.	2,324	231,668
	DL Holdings Co., Ltd	1,853	100,725
	DMS Co., Ltd.	4,659	34,762
	DNF Co., Ltd.	1,629	33,709
	Dohwa Engineering Co., Ltd.	2,350	16,768
	Dong-A Hwasung Co., Ltd.	2,744	34,110
	Dong-A ST Co., Ltd.	967	71,140
	Dong-Ah Geological Engineering Co., Ltd.	1,088	15,533
*	Dongkuk Steel Mill Co., Ltd.	9,676	66,956
	DONGSUNG Corp.	4,993	21,698
	Dongwha Pharm Co., Ltd.	3,593	48,375
	Dongwon Development Co., Ltd.	7,989	34,367
	Dongwon F&B Co., Ltd.	317	50,392
	Dongwon Industries Co., Ltd.	277	59,631
	Dongwon Systems Corp.	1,300	52,147
	Doosan Bobcat, Inc.	9,419	253,868
	Doosan Co., Ltd.	1,599	73,294
*	Doosan Fuel Cell Co., Ltd.	2,627	130,431
*	Doosan Heavy Industries & Construction Co., Ltd.	35,535	371,269
#*	Doosan Infracore Co., Ltd.	26,485	192,562
	DoubleUGames Co., Ltd.	1,561	86,644
	DTR Automotive Corp.	739	17,197
*	Easy Bio, Inc.	3,540	21,108
	Easy Holdings Co., Ltd.	5,762	21,460
*	Ehwa Technologies Information Co., Ltd.	103,515	14,925
	E-MART, Inc.	4,834	708,150
*	EM-Tech Co., Ltd.	2,190	23,952
	ENF Technology Co., Ltd.	1,688	68,347
	Estechpharma Co., Ltd.	2,467	25,381
	Eugene Corp.	10,128	41,900
	Eugene Investment & Securities Co., Ltd.	15,368	52,007
*	Eusu Holdings Co., Ltd.	1,669	7,790
	Fila Holdings Corp.	6,448	245,961
	Fursys, Inc.	403	10,642
*	Genie Music Corp.	9,746	39,235
	Geumhwa PSC Co., Ltd.	408	10,271
	Golfzon Newdin Holdings Co., Ltd.	3,388	16,406
	Grand Korea Leisure Co., Ltd.	3,745	51,235
	Green Cross Holdings Corp.	2,287	89,384
	GS Engineering & Construction Corp.	8,577	292,079
*	GS Global Corp.	11,688	25,507
	GS Holdings Corp.	11,860	384,873
	GS Home Shopping, Inc.	574	69,896
	GS Retail Co., Ltd.	6,084	188,655
	Gwangju Shinsegae Co., Ltd.	63	8,528
	HAESUNG DS Co., Ltd.	2,030	61,739
	Halla Holdings Corp.	1,256	49,405
	Han Kuk Carbon Co., Ltd.	4,578	47,950
	Hana Micron, Inc.	3,357	32,000
	HanChang Paper Co., Ltd.	15,915	31,824
*	Hancom, Inc.	3,919	59,798
	Handok, Inc.	1,372	34,714
	Handsome Co., Ltd.	3,993	110,956
	Hanjin Transportation Co., Ltd.	944	36,848

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co., Ltd.	18,185	$666,653
	Hansae Co., Ltd.	2,823	39,777
	Hanshin Construction	1,431	23,275
*	Hansol Holdings Co., Ltd.	5,410	16,882
*	Hansol HomeDeco Co., Ltd.	11,444	19,527
	Hansol Paper Co., Ltd.	3,482	40,351
*	Hansol Technics Co., Ltd.	5,142	46,036
*	Hanwha Aerospace Co., Ltd.	4,721	171,542
	Hanwha Corp.	7,084	202,924
*	Hanwha General Insurance Co., Ltd.	14,136	42,660
*	Hanwha Investment & Securities Co., Ltd.	19,019	44,408
	Hanwha Life Insurance Co., Ltd.	62,895	149,730
	Hanwha Solutions Corp.	17,310	770,123
	Hanyang Eng Co., Ltd.	2,207	35,226
	Harim Holdings Co., Ltd.	8,871	63,885
	HB Technology Co., Ltd.	11,025	22,052
	HDC Hyundai Development Co. Engineering & Construction, Class E	9,665	235,542
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	25,891
	Hitejinro Holdings Co., Ltd.	1,504	19,784
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	21,979
	HS Industries Co., Ltd.	8,886	53,722
	Huchems Fine Chemical Corp.	4,631	88,349
	Huons Global Co., Ltd.	917	21,675
	Huvis Corp.	1,579	10,809
	HwaSung Industrial Co., Ltd.	1,665	16,857
	Hy-Lok Corp.	1,868	23,544
*	Hyosung Advanced Materials Corp.	577	116,114
	Hyosung Chemical Corp.	299	44,036
	Hyosung Corp.	1,147	75,848
*	Hyosung Heavy Industries Corp.	1,256	74,840
	Hyosung TNC Co., Ltd.	519	138,265
*	Hyundai Construction Equipment Co., Ltd.	1,632	49,208
	Hyundai Corp.	1,610	22,615
	Hyundai Department Store Co., Ltd.	3,436	240,171
*	Hyundai Electric & Energy System Co., Ltd.	1,540	22,985
	Hyundai Elevator Co., Ltd.	2,320	87,693
	Hyundai Engineering & Construction Co., Ltd.	10,436	374,918
	Hyundai Futurenet Co., Ltd.	10,757	34,097
	Hyundai Glovis Co., Ltd.	2,419	410,219
	Hyundai Greenfood Co., Ltd.	8,026	62,794
	Hyundai Heavy Industries Holdings Co., Ltd.	1,218	255,943
	Hyundai Home Shopping Network Corp.	898	63,323
	Hyundai Livart Furniture Co., Ltd.	1,826	26,424
	Hyundai Marine & Fire Insurance Co., Ltd.	10,792	191,459
	Hyundai Mipo Dockyard Co., Ltd.	5,585	214,975
	Hyundai Motor Securities Co., Ltd.	3,996	44,373
	Hyundai Steel Co.	13,213	457,147
	Hyundai Wia Corp.	3,969	320,830
	HyVision System, Inc.	3,097	37,495
	ICD Co., Ltd.	1,525	22,697
	IDIS Holdings Co., Ltd.	1,420	16,344
*	IHQ, Inc.	12,983	19,109
*	Il Dong Pharmaceutical Co., Ltd.	1,715	28,242
	Iljin Holdings Co., Ltd.	6,068	29,734
	Ilshin Spinning Co., Ltd.	160	11,924
	iMarketKorea, Inc.	3,411	25,298
	InBody Co., Ltd.	2,376	39,372
*	Industrial Bank of Korea	36,844	257,575
	Innocean Worldwide, Inc.	1,175	67,175

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Insun ENT Co., Ltd.	3,640	$37,831
	Interpark Corp.	5,276	17,804
	INTOPS Co., Ltd.	2,924	74,862
	Inzi Controls Co., Ltd.	1,685	31,008
	IS Dongseo Co., Ltd.	3,178	152,333
	ISC Co., Ltd.	1,846	36,668
	i-SENS, Inc.	814	18,246
	ISU Chemical Co., Ltd.	2,173	26,374
*	Jahwa Electronics Co., Ltd.	2,599	48,229
	JB Financial Group Co., Ltd.	27,840	128,891
*	Jcontentree Corp.	649	23,279
	Jusung Engineering Co., Ltd.	4,245	35,800
	Kangwon Land, Inc.	12,533	263,413
	KAON Media Co., Ltd.	3,402	23,320
	KC Co., Ltd.	2,037	49,670
	KCC Corp.	833	147,687
*	KCC Glass Corp.	902	29,019
	KEPCO Engineering & Construction Co., Inc.	2,254	34,275
	KEPCO Plant Service & Engineering Co., Ltd.	3,208	77,624
	KGMobilians Co., Ltd.	3,097	24,966
	KISCO Corp.	2,292	15,924
	KISCO Holdings Co., Ltd.	1,802	23,014
	KISWIRE, Ltd.	641	8,066
	KIWOOM Securities Co., Ltd.	2,120	266,730
	Kolmar Korea Holdings Co., Ltd.	1,725	41,302
	Kolon Corp.	1,235	22,225
	Kolon Global Corp.	1,794	28,795
	Kolon Industries, Inc.	2,959	107,964
	Korea Alcohol Industrial Co., Ltd.	1,839	20,479
	Korea Asset In Trust Co., Ltd.	6,413	21,973
*	Korea Circuit Co., Ltd.	756	9,750
	Korea Electric Terminal Co., Ltd.	1,511	101,574
*	Korea Information & Communications Co., Ltd.	1,765	13,412
	Korea Investment Holdings Co., Ltd.	5,351	388,229
*	Korea Line Corp.	21,640	65,650
	Korea Petrochemical Ind Co., Ltd.	559	141,241
	Korea Real Estate Investment & Trust Co., Ltd.	35,976	62,893
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,023	420,738
*	Korean Air Lines Co., Ltd.	12,723	325,730
	Korean Reinsurance Co.	20,506	136,318
	Kortek Corp.	2,426	20,563
	KPX Chemical Co., Ltd.	249	11,566
	KSS LINE, Ltd.	1,857	17,821
	KT Skylife Co., Ltd.	3,494	26,588
	KTB Investment & Securities Co., Ltd.	10,955	33,658
	Kukdo Chemical Co., Ltd.	754	31,890
	Kumho Industrial Co., Ltd.	2,973	22,358
	Kumho Petrochemical Co., Ltd.	4,146	910,731
*	Kumho Tire Co., Inc.	19,446	65,570
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	53,374
	Kyeryong Construction Industrial Co., Ltd.	554	15,130
	Kyobo Securities Co., Ltd.	3,914	25,217
	Kyung Dong Navien Co., Ltd.	1,037	44,577
	Kyungbang Co., Ltd.	1,871	20,958
	Kyungdong Pharm Co., Ltd.	2,282	19,331
	Kyung-In Synthetic Corp.	5,504	34,500
	Leadcorp, Inc. (The)	2,739	14,767
	LF Corp.	3,721	47,766
*	LG Display Co., Ltd.	31,766	617,497

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Hausys, Ltd.	1,658	$113,536
	LG HelloVision Co., Ltd.	3,508	13,763
	LG Innotek Co., Ltd.	3,217	572,165
	LG International Corp.	7,648	180,111
	LG Uplus Corp.	27,776	296,315
	LIG Nex1 Co., Ltd.	1,247	41,347
*	Lock & Lock Co., Ltd.	2,766	28,493
*	LOT Vacuum Co., Ltd.	3,140	47,350
	Lotte Chemical Corp.	884	205,588
	Lotte Chilsung Beverage Co., Ltd.	502	52,092
	Lotte Confectionery Co., Ltd.	349	32,586
	Lotte Corp.	3,246	94,097
	LOTTE Fine Chemical Co., Ltd.	4,078	197,774
	Lotte Food Co., Ltd.	74	22,440
	LOTTE Himart Co., Ltd.	1,797	63,094
*	Lotte Non-Life Insurance Co., Ltd.	14,792	22,977
	Lotte Shopping Co., Ltd.	1,838	173,064
	LS Corp.	2,349	134,559
	LS Electric Co., Ltd.	3,075	168,187
*	Lumens Co., Ltd.	10,766	25,253
*	Lutronic Corp.	2,461	21,849
*	LVMC Holdings	5,340	20,425
	Maeil Dairies Co., Ltd.	624	39,440
	Mando Corp.	5,160	317,581
	MegaStudy Co., Ltd.	1,207	11,495
	MegaStudyEdu Co., Ltd.	950	35,154
	Meritz Financial Group, Inc.	8,409	71,692
	Meritz Fire & Marine Insurance Co., Ltd.	6,987	98,738
	Meritz Securities Co., Ltd.	50,372	158,448
	Minwise Co., Ltd.	1,657	26,268
	Mirae Asset Daewoo Co., Ltd.	17,235	145,968
	Mirae Asset Life Insurance Co., Ltd.	14,911	48,710
	Miwon Commercial Co., Ltd.	259	30,447
	MK Electron Co., Ltd.	4,052	37,477
	Moorim P&P Co., Ltd.	4,758	20,711
	Motonic Corp.	2,838	33,092
*	Muhak Co., Ltd.	3,935	24,343
	Namhae Chemical Corp.	2,744	21,016
	Namyang Dairy Products Co., Ltd.	48	12,291
*	Neowiz	2,725	57,620
	Nexen Corp.	3,941	15,613
	Nexen Tire Corp.	6,381	35,489
	NH Investment & Securities Co., Ltd.	27,356	269,534
*	NHN Corp.	1,370	85,325
	NICE Holdings Co., Ltd.	4,498	70,914
	Nice Information & Telecommunication, Inc.	1,071	26,377
	NICE Total Cash Management Co., Ltd.	3,128	14,670
	Nong Shim Holdings Co., Ltd.	465	30,698
	NongShim Co., Ltd.	406	102,328
	NS Shopping Co., Ltd.	2,986	32,171
*	OCI Co., Ltd.	3,386	297,773
	OPTRON-TEC, Inc.	2,558	26,350
	Orion Holdings Corp.	4,507	53,965
	Ottogi Corp.	147	73,596
*	Pan Ocean Co., Ltd.	45,141	183,567
	Paradise Co., Ltd.	10,766	152,025
	Partron Co., Ltd.	8,571	86,157
	Poongsan Corp.	4,502	114,321
	Poongsan Holdings Corp.	612	21,998

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Posco International Corp.	8,676	$128,012
	Power Logics Co., Ltd.	3,502	27,781
	Pulmuone Co., Ltd.	2,609	38,510
	Reyon Pharmaceutical Co., Ltd.	1,447	24,763
*	RFTech Co., Ltd.	3,243	27,274
	S&T Holdings Co., Ltd.	951	13,256
	S&T Motiv Co., Ltd.	1,479	95,355
	Sajodaerim Corp.	1,147	15,938
	Sam Young Electronics Co., Ltd.	2,074	18,801
	Sam Yung Trading Co., Ltd.	2,591	31,451
	Samho Development Co., Ltd.	4,766	18,491
	SAMHWA Paints Industrial Co., Ltd.	2,475	23,976
	Samick Musical Instruments Co., Ltd.	8,299	10,698
	Samick THK Co., Ltd.	1,192	13,484
	Samji Electronics Co., Ltd.	1,682	21,440
	Samjin Pharmaceutical Co., Ltd.	1,495	32,553
	Sammok S-Form Co., Ltd.	2,023	19,169
	SAMPYO Cement Co., Ltd.	9,240	33,581
	Samsung Card Co., Ltd.	7,024	186,218
*	Samsung Engineering Co., Ltd.	20,752	228,895
	Samsung Fire & Marine Insurance Co., Ltd.	696	104,477
*	Samsung Heavy Industries Co., Ltd.	107,772	597,855
	Samsung Securities Co., Ltd.	12,936	436,226
	SAMT Co., Ltd.	12,775	28,699
	Samyang Corp.	593	32,976
	Samyang Holdings Corp.	509	39,588
	Sangsangin Co., Ltd.	7,820	46,474
*	SBW	39,024	22,108
	Seah Besteel Corp.	2,148	23,488
	Sebang Co., Ltd.	1,020	12,943
	Sebang Global Battery Co., Ltd.	1,376	124,899
*	Sejong Telecom, Inc.	60,354	29,577
	Seobu T&D	3,755	26,349
	Seohan Co., Ltd.	19,101	24,758
	Seoul Semiconductor Co., Ltd.	8,308	145,036
	Seoyon Co., Ltd.	3,230	21,898
	SFA Engineering Corp.	2,968	100,062
	SGC e Tec E&C Co., Ltd.	250	11,287
	SGC Energy Co., Ltd.	1,752	56,656
	Shindaeyang Paper Co., Ltd.	369	20,680
	Shinsegae Food Co., Ltd.	418	24,159
	Shinsegae Information & Communication Co., Ltd.	99	11,535
	Shinsegae, Inc.	1,280	267,406
*	Shinsung Tongsang Co., Ltd.	18,293	23,755
*	Shinwon Corp.	17,889	23,087
	Shinyoung Securities Co., Ltd.	785	37,498
	Silicon Works Co., Ltd.	2,449	148,585
	Silla Co., Ltd.	770	6,742
	Sindoh Co., Ltd.	1,082	25,084
	SK D&D Co., Ltd.	2,069	75,563
	SK Discovery Co., Ltd.	2,070	117,354
	SK Gas, Ltd.	545	46,999
	SK Networks Co., Ltd.	24,348	112,310
*	SK Rent A Car Co., Ltd.	2,451	22,359
	SK Securities Co., Ltd.	69,495	52,187
	SKC Co., Ltd.	3,924	423,696
	SL Corp.	4,368	96,274
*	SM Entertainment Co., Ltd.	4,926	134,776
*	S-MAC Co., Ltd.	36,548	48,877

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Solus Advanced Materials Co., Ltd.	1,281	$53,586
	Songwon Industrial Co., Ltd.	2,633	35,669
	Soulbrain Co., Ltd.	84	20,141
	Soulbrain Holdings Co., Ltd.	1,012	39,752
	SPG Co., Ltd.	3,032	23,509
	Spigen Korea Co., Ltd.	593	33,177
	Ssangyong Cement Industrial Co., Ltd.	28,150	162,105
*	SundayToz Corp.	975	19,501
	Sung Kwang Bend Co., Ltd.	2,934	18,822
*	Sungchang Enterprise Holdings, Ltd.	12,418	25,895
	Sungshin Cement Co., Ltd.	4,536	31,043
	Sungwoo Hitech Co., Ltd.	8,732	57,542
	Sunjin Co., Ltd.	2,612	34,480
	Systems Technology, Inc.	1,835	29,384
	Taekwang Industrial Co., Ltd.	86	64,420
	Taeyoung Engineering & Construction Co., Ltd.	4,504	48,308
*	TK Chemical Corp.	8,032	18,098
	TK Corp.	6,300	39,390
	Tongyang Life Insurance Co., Ltd.	5,937	19,419
	Tongyang, Inc.	19,744	21,156
	Top Engineering Co., Ltd.	3,288	28,608
	Tovis Co., Ltd.	1,651	10,933
	TS Corp.	644	11,430
*	Tuksu Construction Co., Ltd.	5,092	33,232
*	TY Holdings Co., Ltd.	4,343	92,039
	Uju Electronics Co., Ltd.	1,365	48,556
	Uni-Chem Co., Ltd.	9,060	11,686
	Unid Co., Ltd.	1,085	49,297
	Union Semiconductor Equipment & Materials Co., Ltd.	2,827	31,248
	Uniquest Corp.	2,686	31,999
	Value Added Technology Co., Ltd.	1,095	23,940
	Whanin Pharmaceutical Co., Ltd.	1,750	28,548
	WiSoL Co., Ltd.	5,751	75,956
*	Wonik Holdings Co., Ltd.	8,665	51,998
	Wonik Materials Co., Ltd.	1,147	35,718
	Woori Financial Capital Co., Ltd.	1,662	15,931
*	Woori Financial Group, Inc.	76,914	605,154
*	Woori Investment Bank Co., Ltd.	53,517	24,848
	Woorison F&G Co., Ltd.	17,338	31,754
	Woory Industrial Co., Ltd.	1,104	27,499
*	Y-entec Co., Ltd.	2,370	28,211
	Youlchon Chemical Co., Ltd.	2,606	51,879
	Young Poong Corp.	78	35,865
*	Youngone Corp.	4,082	128,834
	Youngone Holdings Co., Ltd.	1,334	45,394
*	Yuanta Securities Korea Co., Ltd.	17,353	46,390
TOTAL SOUTH KOREA			33,675,305
TAIWAN — (16.4%)
	Ability Enterprise Co., Ltd.	66,000	33,914
*	Ability Opto-Electronics Technology Co., Ltd.	23,000	37,035
	AcBel Polytech, Inc.	83,000	83,297
	Acer, Inc.	351,000	338,008
	ACES Electronic Co., Ltd.	27,000	38,830
	A-DATA Technology Co., Ltd.	17,000	41,884
	Advanced International Multitech Co., Ltd.	26,000	38,887
*	Advanced Optoelectronic Technology, Inc.	55,000	58,899
*	AGV Products Corp.	171,000	50,064
	Allis Electric Co., Ltd.	37,800	31,690

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Alltek Technology Corp.	21,000	$16,541
	Alpha Networks, Inc.	77,773	95,831
	Altek Corp.	59,000	74,418
*	Ambassador Hotel (The)	63,000	65,389
	AMPOC Far-East Co., Ltd.	19,000	22,820
*	AmTRAN Technology Co., Ltd.	158,000	62,735
	Apacer Technology, Inc.	35,000	47,732
	APCB, Inc.	17,000	12,698
	Apex Biotechnology Corp.	13,000	10,221
	Apex International Co., Ltd.	28,000	68,642
	Arcadyan Technology Corp.	31,000	101,909
	Ardentec Corp.	43,000	63,548
	Asia Cement Corp.	130,000	185,544
	Asia Optical Co., Inc.	27,000	70,890
*	Asia Pacific Telecom Co., Ltd.	381,060	129,302
	Asia Polymer Corp.	82,100	55,104
	Asia Tech Image, Inc.	18,000	35,335
*	AU Optronics Corp.	1,763,000	927,052
	Audix Corp.	23,000	36,937
	AVY Precision Technology, Inc.	48,965	44,356
	Bank of Kaohsiung Co., Ltd.	116,594	39,891
	Basso Industry Corp.	30,000	44,945
	BenQ Materials Corp.	65,000	67,718
	BES Engineering Corp.	146,000	43,364
	Brighton-Best International Taiwan, Inc.	85,000	77,591
	C Sun Manufacturing, Ltd.	15,000	21,427
	Capital Futures Corp.	17,000	22,592
	Capital Securities Corp.	425,000	202,889
	Career Technology MFG. Co., Ltd.	60,180	69,493
	Catcher Technology Co., Ltd.	51,000	359,631
	Cathay Real Estate Development Co., Ltd.	130,000	86,590
	Celxpert Energy Corp.	10,000	17,295
	Central Reinsurance Co., Ltd.	34,000	25,735
	Channel Well Technology Co., Ltd.	31,000	46,910
	CHC Healthcare Group	13,000	16,152
	Chen Full International Co., Ltd.	12,000	16,486
	Cheng Loong Corp.	166,000	170,200
*	Cheng Mei Materials Technology Corp.	78,000	30,756
	Cheng Shin Rubber Industry Co., Ltd.	247,000	351,636
	Cheng Uei Precision Industry Co., Ltd.	74,000	118,134
	Chia Chang Co., Ltd.	17,000	22,093
	Chia Hsin Cement Corp.	111,000	65,322
	Chilisin Electronics Corp.	33,000	118,621
*	China Airlines, Ltd.	476,000	186,406
	China Bills Finance Corp.	133,000	69,496
	China Chemical & Pharmaceutical Co., Ltd.	71,000	55,197
	China Development Financial Holding Corp.	831,000	264,348
	China Electric Manufacturing Corp.	91,440	40,733
	China General Plastics Corp.	82,992	68,044
	China Life Insurance Co., Ltd.	460,432	372,876
*	China Man-Made Fiber Corp.	268,185	79,346
	China Metal Products	64,000	67,962
*	China Motor Corp.	53,200	88,062
	China Petrochemical Development Corp.	776,700	256,076
	China Wire & Cable Co., Ltd.	15,000	13,746
	Chinese Maritime Transport, Ltd.	20,000	21,175
	Chin-Poon Industrial Co., Ltd.	104,000	121,741
	Chipbond Technology Corp.	138,000	339,586
	ChipMOS Techinologies, Inc.	86,000	103,135

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co., Ltd.	22,000	$62,000
	Chun YU Works & Co., Ltd.	23,000	14,328
	Chun Yuan Steel Industry Co., Ltd.	73,000	30,452
*	Chung Hung Steel Corp.	161,000	77,856
*	Chung Hwa Pulp Corp.	48,000	16,993
	Clevo Co.	73,000	76,266
	CMC Magnetics Corp.	208,869	61,206
	Compal Electronics, Inc.	981,000	750,346
	Compeq Manufacturing Co., Ltd.	33,000	49,901
	Concord Securities Co., Ltd.	119,510	56,240
	Continental Holdings Corp.	60,000	40,717
	Contrel Technology Co., Ltd.	61,000	32,444
	Coretronic Corp.	87,000	119,603
	CTCI Corp.	79,000	98,597
	CyberPower Systems, Inc.	9,000	25,511
	CyberTAN Technology, Inc.	61,000	38,207
	DA CIN Construction Co., Ltd.	60,000	52,945
	Dafeng TV, Ltd.	9,000	13,568
	Da-Li Development Co., Ltd.	28,949	29,634
	Darfon Electronics Corp.	37,000	54,014
*	Darwin Precisions Corp.	76,000	33,193
	De Licacy Industrial Co., Ltd.	79,000	48,176
	Depo Auto Parts Ind Co., Ltd.	13,000	27,036
*	D-Link Corp.	112,000	96,511
*	Dynamic Electronics Co., Ltd.	39,701	27,103
	Dynapack International Technology Corp.	25,000	79,939
	E Ink Holdings, Inc.	192,000	334,841
	Eastern Media International Corp.	71,000	40,405
	Edom Technology Co., Ltd.	19,000	15,180
	Elite Semiconductor Microelectronics Technology, Inc.	31,000	64,456
*	Elitegroup Computer Systems Co., Ltd.	86,000	77,337
	Emerging Display Technologies Corp.	48,000	30,099
*	Ennostar, Inc.	79,975	235,620
	EnTie Commercial Bank Co., Ltd.	127,000	62,155
	Eson Precision Ind. Co., Ltd.	31,000	70,475
	Eternal Materials Co., Ltd.	184,000	218,140
	Eva Airways Corp.	597,041	267,290
*	Everest Textile Co., Ltd.	42,840	12,916
	Evergreen International Storage & Transport Corp.	87,000	48,409
*	Evergreen Marine Corp. Taiwan, Ltd.	530,676	589,823
	Everlight Chemical Industrial Corp.	92,000	50,361
	Everlight Electronics Co., Ltd.	102,000	150,910
	Excelsior Medical Co., Ltd.	24,912	48,516
	Far Eastern Department Stores, Ltd.	213,000	163,471
	Far Eastern International Bank	514,556	188,323
	Far Eastern New Century Corp.	149,000	137,999
	Farglory F T Z Investment Holding Co., Ltd.	12,000	11,244
	Farglory Land Development Co., Ltd.	52,000	92,699
*	Federal Corp.	42,000	24,953
	Feng Hsin Steel Co., Ltd.	59,000	132,525
	First Hotel	28,000	13,439
	First Insurance Co., Ltd. (The)	27,000	12,236
	First Steamship Co., Ltd.	97,010	31,150
	Formosa Advanced Technologies Co., Ltd.	29,000	37,514
*	Formosa Laboratories, Inc.	10,704	17,869
	Formosa Taffeta Co., Ltd.	186,000	192,997
	Formosan Rubber Group, Inc.	69,000	54,734
	Formosan Union Chemical	70,400	35,215
	Foxconn Technology Co., Ltd.	202,000	538,179

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FSP Technology, Inc.	18,000	$26,856
	Fullerton Technology Co., Ltd.	18,000	10,953
*	Fulltech Fiber Glass Corp.	62,620	29,518
	Fwusow Industry Co., Ltd.	20,000	13,268
	G Shank Enterprise Co., Ltd.	44,000	39,675
	GCS Holdings, Inc.	25,000	45,988
	Gemtek Technology Corp.	74,000	74,261
	General Interface Solution Holding, Ltd.	54,000	216,350
	General Plastic Industrial Co., Ltd.	14,000	13,457
	Giantplus Technology Co., Ltd.	35,000	14,589
	Ginko International Co., Ltd.	13,650	63,484
	Global Brands Manufacture, Ltd.	81,000	68,315
	Globe Union Industrial Corp.	44,000	23,283
	Gloria Material Technology Corp.	107,000	58,629
	Goldsun Building Materials Co., Ltd.	109,543	81,462
*	Grand Pacific Petrochemical	219,000	163,131
	Great China Metal Industry	26,000	20,371
	Greatek Electronics, Inc.	61,000	138,058
	GTM Holdings Corp.	24,000	19,473
	Hannstar Board Corp.	66,132	97,339
*	HannStar Display Corp.	449,000	193,688
	HannsTouch Solution, Inc.	130,194	44,626
	Hey Song Corp.	69,000	79,064
	Highwealth Construction Corp.	44,000	66,838
	Hiroca Holdings, Ltd.	10,000	22,228
	Hitron Technology, Inc.	13,000	10,320
*	Ho Tung Chemical Corp.	176,000	57,497
	Hong Pu Real Estate Development Co., Ltd.	35,000	26,672
	Hong TAI Electric Industrial	58,000	33,713
	Hong YI Fiber Industry Co.	19,000	11,094
	Hsing TA Cement Co.	29,000	19,045
	HUA ENG Wire & Cable Co., Ltd.	37,000	14,121
	Hua Yu Lien Development Co., Ltd.	12,000	16,042
	Huaku Development Co., Ltd.	44,000	135,073
	Huang Hsiang Construction Corp.	15,000	18,710
	Hung Ching Development & Construction Co., Ltd.	13,000	8,527
	Hung Sheng Construction, Ltd.	87,680	56,342
*	Hwa Fong Rubber Industrial Co., Ltd.	76,000	31,036
	Ibase Technology, Inc.	29,000	36,315
	IBF Financial Holdings Co., Ltd.	323,364	145,301
	Ichia Technologies, Inc.	27,000	15,587
	IEI Integration Corp.	35,600	64,175
	Infortrend Technology, Inc.	21,000	8,984
	Innolux Corp.	1,677,000	779,112
	Inpaq Technology Co., Ltd.	29,000	72,590
	Integrated Service Technology, Inc.	19,000	34,929
	International CSRC Investment Holdings Co.	171,600	141,365
	Inventec Corp.	547,000	454,164
	Iron Force Industrial Co., Ltd.	6,000	15,869
	I-Sheng Electric Wire & Cable Co., Ltd.	18,000	26,885
	Jarllytec Co., Ltd.	10,000	24,607
	Jess-Link Products Co., Ltd.	13,000	16,929
	Jih Sun Financial Holdings Co., Ltd.	324,578	139,368
*	K Laser Technology, Inc.	27,000	15,787
	Kaimei Electronic Corp.	28,000	98,143
	KEE TAI Properties Co., Ltd.	49,000	17,136
	Kenda Rubber Industrial Co., Ltd.	126,880	144,735
	Kindom Development Co., Ltd.	69,000	78,791
	King Yuan Electronics Co., Ltd.	173,000	227,931

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	King's Town Bank Co., Ltd.	197,000	$266,606
*	King's Town Construction Co., Ltd.	24,000	29,958
	Kinpo Electronics	244,000	103,327
	Kinsus Interconnect Technology Corp.	60,000	167,035
	KS Terminals, Inc.	31,000	58,408
*	Kung Sing Engineering Corp.	69,000	22,789
	Kuo Toong International Co., Ltd.	29,399	23,104
	Kwong Lung Enterprise Co., Ltd.	23,000	31,685
	L&K Engineering Co., Ltd.	30,000	31,359
*	Lealea Enterprise Co., Ltd.	174,000	70,029
	Lelon Electronics Corp.	8,370	20,273
	Li Cheng Enterprise Co., Ltd.	20,367	18,180
*	Li Peng Enterprise Co., Ltd.	119,000	32,369
	Lida Holdings, Ltd.	18,000	21,844
	Lien Hwa Industrial Holdings Corp.	68,440	98,765
*	Lingsen Precision Industries, Ltd.	127,000	62,377
	Lite-On Technology Corp.	420,000	822,587
*	Long Bon International Co., Ltd.	44,000	21,873
	Long Da Construction & Development Corp.	66,000	33,662
	Longchen Paper & Packaging Co., Ltd.	136,527	94,525
	Lumax International Corp., Ltd.	22,000	51,076
	Lung Yen Life Service Corp.	33,000	59,484
	Mayer Steel Pipe Corp.	30,000	19,926
	Mercuries & Associates Holding, Ltd.	103,400	72,999
*	Mercuries Life Insurance Co., Ltd.	297,873	85,233
*	Microbio Co., Ltd.	6,000	11,887
	Mirle Automation Corp.	38,000	55,752
	Mitac Holdings Corp.	125,944	130,653
	Netronix, Inc.	13,000	17,797
	Nexcom International Co., Ltd.	16,000	14,293
*	Nien Hsing Textile Co., Ltd.	13,000	7,245
	O-Bank Co., Ltd.	299,909	70,382
*	OptoTech Corp.	60,350	54,081
	Orient Semiconductor Electronics, Ltd.	82,709	43,394
	Oriental Union Chemical Corp.	99,000	63,362
*	Pacific Construction Co.	32,000	10,469
	Pan-International Industrial Corp.	117,000	172,437
*	Pharmally International Holding Co., Ltd.	7,000	10,612
*	Phihong Technology Co., Ltd.	32,000	18,779
	Plastron Precision Co., Ltd.	17,000	7,620
	Pou Chen Corp.	514,000	512,970
	Powertech Technology, Inc.	49,000	169,901
	President Securities Corp.	126,480	90,083
	Primax Electronics, Ltd.	32,000	63,440
	Prince Housing & Development Corp.	218,000	83,628
	Promate Electronic Co., Ltd.	41,000	50,603
	Qisda Corp.	317,000	323,529
	QST International Corp.	15,000	36,487
	Qualipoly Chemical Corp.	15,000	16,386
	Quanta Storage, Inc.	33,000	44,944
	Radiant Opto-Electronics Corp.	53,000	217,120
	Radium Life Tech Co., Ltd.	169,320	63,899
	Rechi Precision Co., Ltd.	61,000	42,986
	Rich Development Co., Ltd.	174,000	58,514
*	Ritek Corp.	183,121	66,126
*	Roo Hsing Co., Ltd.	117,000	40,041
	Ruentex Development Co., Ltd.	204,000	281,522
	Ruentex Industries, Ltd.	51,000	124,042
	Sampo Corp.	43,200	38,975

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	San Fang Chemical Industry Co., Ltd.	20,000	$14,005
	San Far Property, Ltd.	25,974	12,926
	Sanyang Motor Co., Ltd.	89,000	99,912
	Senao International Co., Ltd.	10,000	10,924
	Sesoda Corp.	18,144	14,077
	Shan-Loong Transportation Co., Ltd.	14,000	15,563
	Shihlin Electric & Engineering Corp.	64,000	106,974
	Shin Kong Financial Holding Co., Ltd.	1,821,137	522,619
*	Shining Building Business Co., Ltd.	68,330	31,203
	Shinkong Insurance Co., Ltd.	38,000	49,551
	Shinkong Synthetic Fibers Corp.	285,000	127,877
*	Shuttle, Inc.	55,000	22,535
	Sigurd Microelectronics Corp.	85,726	148,748
	Silicon Integrated Systems Corp.	102,492	56,717
	Sincere Navigation Corp.	48,410	30,330
	Sinher Technology, Inc.	8,000	14,505
	Sinon Corp.	105,000	76,610
	SinoPac Financial Holdings Co., Ltd.	778,000	304,146
	Sirtec International Co., Ltd.	16,000	14,904
	Siward Crystal Technology Co., Ltd.	28,000	22,293
	Soft-World International Corp.	2,000	7,034
	Solomon Technology Corp.	48,000	30,080
	Sunplus Technology Co., Ltd.	140,000	125,315
	Sunspring Metal Corp.	12,000	9,467
	Supreme Electronics Co., Ltd.	63,000	78,263
	Sweeten Real Estate Development Co., Ltd.	16,632	12,722
	Syncmold Enterprise Corp.	17,000	49,123
	Synnex Technology International Corp.	296,000	477,023
	Sysage Technology Co., Ltd.	19,000	29,293
	Systex Corp.	17,000	50,897
	T3EX Global Holdings Corp.	19,181	26,044
	TA Chen Stainless Pipe	176,841	158,258
	Ta Ya Electric Wire & Cable	115,440	74,015
	Taichung Commercial Bank Co., Ltd.	469,436	178,371
	Taiflex Scientific Co., Ltd.	39,000	72,052
	Tainan Enterprises Co., Ltd.	18,000	10,919
	Tainan Spinning Co., Ltd.	244,000	109,611
	Taishin Financial Holding Co., Ltd.	877,374	391,143
	Taiwan Business Bank	1,287,080	418,083
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,390	20,299
	Taiwan Cogeneration Corp.	14,000	18,075
	Taiwan Fertilizer Co., Ltd.	172,000	308,527
	Taiwan Fire & Marine Insurance Co., Ltd.	54,000	38,571
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	60,607
*	Taiwan Glass Industry Corp.	252,000	143,128
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	117,512
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	17,068
*	Taiwan Land Development Corp.	217,000	53,393
	Taiwan Navigation Co., Ltd.	32,000	20,436
	Taiwan PCB Techvest Co., Ltd.	53,000	84,866
	Taiwan Shin Kong Security Co., Ltd.	51,510	67,378
	Taiwan Styrene Monomer	64,000	36,982
*	Taiwan TEA Corp.	152,000	89,549
	Taiyen Biotech Co., Ltd.	15,000	17,171
*	Tatung Co., Ltd.	30,000	27,010
	Te Chang Construction Co., Ltd.	13,000	13,756
	Teco Electric and Machinery Co., Ltd.	399,000	381,906
	Test-Rite International Co., Ltd.	46,000	39,377
	Thye Ming Industrial Co., Ltd.	28,000	29,362

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Ton Yi Industrial Corp.	154,000	$56,024
	Tong Yang Industry Co., Ltd.	87,000	111,139
	Tong-Tai Machine & Tool Co., Ltd.	18,000	9,306
	Topco Technologies Corp.	6,000	14,282
	Topoint Technology Co., Ltd.	17,000	16,155
	Toung Loong Textile Manufacturing	37,000	34,690
*	TPK Holding Co., Ltd.	81,000	122,733
	Transcend Information, Inc.	39,000	85,747
	TSRC Corp.	124,000	88,471
	Tung Ho Steel Enterprise Corp.	170,000	190,366
	TURVO International Co., Ltd.	14,000	43,464
	TYC Brother Industrial Co., Ltd.	38,000	31,018
*	Tycoons Group Enterprise	88,000	19,531
	Tyntek Corp.	60,000	38,800
	U-Ming Marine Transport Corp.	105,000	117,002
	Union Bank Of Taiwan	271,566	99,862
	Unitech Computer Co., Ltd.	19,000	17,146
	Unitech Printed Circuit Board Corp.	134,000	95,151
	United Orthopedic Corp.	10,000	11,384
	Unity Opto Technology Co., Ltd.	46,000	1,269
	Universal Cement Corp.	68,000	49,686
*	Unizyx Holding Corp.	81,000	102,311
	UPC Technology Corp.	149,316	78,987
	USI Corp.	207,000	148,348
	Utechzone Co., Ltd.	8,000	15,356
	Ve Wong Corp.	24,000	30,347
	Wah Lee Industrial Corp.	33,000	88,400
	Walsin Lihwa Corp.	409,000	239,983
*	Walton Advanced Engineering, Inc.	49,000	22,192
	Wei Chuan Foods Corp.	79,000	56,643
	Weikeng Industrial Co., Ltd.	69,946	45,271
	Well Shin Technology Co., Ltd.	9,000	16,248
	Winbond Electronics Corp.	697,000	655,985
	Wisdom Marine Lines Co., Ltd.	96,221	82,070
	Wistron Corp.	629,000	700,872
	WPG Holdings, Ltd.	194,000	297,494
	WT Microelectronics Co., Ltd.	92,000	133,232
	WUS Printed Circuit Co., Ltd.	28,350	30,091
	Xxentria Technology Materials Corp.	19,000	38,978
*	Yang Ming Marine Transport Corp.	53,000	37,318
	YC INOX Co., Ltd.	94,973	84,668
*	Yea Shin International Development Co., Ltd.	36,000	21,342
	Yem Chio Co., Ltd.	56,700	28,386
	Yeong Guan Energy Technology Group Co., Ltd.	15,639	43,261
	YFY, Inc.	234,000	195,377
	Yi Jinn Industrial Co., Ltd.	23,000	11,565
*	Yieh Phui Enterprise Co., Ltd.	192,780	77,953
	Yonyu Plastics Co., Ltd.	12,000	13,657
	Youngtek Electronics Corp.	21,000	45,989
	Yuanta Futures Co., Ltd.	25,944	47,810
*	Yulon Motor Co., Ltd.	137,324	199,893
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	32,519
	Yungshin Construction & Development Co., Ltd.	22,000	31,058
	Zeng Hsing Industrial Co., Ltd.	7,000	35,091
	Zenitron Corp.	27,000	21,303
	Zhen Ding Technology Holding, Ltd.	74,000	300,170
*	Zig Sheng Industrial Co., Ltd.	151,000	47,733
*	Zinwell Corp.	56,000	34,697

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ZongTai Real Estate Development Co., Ltd.	27,000	$36,604
TOTAL TAIWAN			34,003,942
THAILAND — (2.8%)
	Advanced Information Technology PCL, Class F	26,600	16,086
	AEON Thana Sinsap Thailand PCL	10,700	71,858
*	Alucon PCL	2,100	11,823
	Amata Corp. PCL	143,200	81,336
	Ananda Development PCL	309,500	20,061
	AP Thailand PCL	293,300	71,047
*	Asia Aviation PCL	531,700	44,057
	Asia Plus Group Holdings PCL	195,300	14,225
	Asia Sermkij Leasing PCL	24,700	18,073
	Bangchak Corp. PCL	189,300	152,427
	Bangkok Airways PCL	83,900	18,781
	Bangkok Insurance PCL	12,500	111,510
	Bangkok Land PCL	1,828,300	62,918
*	Bangkok Life Assurance PCL	79,400	62,342
	Banpu PCL	612,000	212,656
	Cal-Comp Electronics Thailand PCL, Class F	528,800	41,696
*	CH Karnchang PCL	151,400	77,900
	CIMB Thai Bank PCL	1,663,800	33,910
*	Country Group Development PCL	1,002,600	20,099
	Eastern Polymer Group PCL, Class F	97,400	27,824
	Eastern Power Group PCL	112,400	18,777
	Eastern Water Resources Development and Management PCL, Class F	91,200	27,881
	Erawan Group PCL (The)	339,500	39,928
	Frasers Property Thailand PCL	9,085	3,825
	GFPT PCL	94,100	40,243
	Global Green Chemicals PCL, Class F	42,800	13,943
	Gunkul Engineering PCL	354,100	30,524
	Hana Microelectronics PCL	79,900	143,489
*	ICC International PCL	9,300	9,244
	IRPC PCL	1,487,900	169,023
*	Italian-Thai Development PCL	664,700	23,097
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	17,492
	KGI Securities Thailand PCL	205,600	28,577
	Khon Kaen Sugar Industry PCL	125,300	11,555
	Kiatnakin Phatra Bank PCL	47,300	87,710
	Lalin Property PCL	79,100	20,218
	Land & Houses PCL	998,600	260,243
	LH Financial Group PCL	591,900	20,369
*	Loxley PCL	304,700	18,936
	LPN Development PCL	181,500	28,987
	MBK PCL	137,900	55,750
	MCS Steel PCL	39,600	19,582
*	Minor International PCL	496,800	411,648
	Noble Development PCL	116,100	27,541
*	Nusasiri PCL	1,661,900	15,547
	Origin Property PCL, Class F	71,000	17,791
	Platinum Group PCL (The), Class F	104,400	8,930
	Polyplex Thailand PCL	55,700	43,734
	Power Solution Technologies PCL, Class F	87,880	5,168
	Praram 9 Hospital PCL	73,500	24,803
*	Precious Shipping PCL	146,100	35,146
	Property Perfect PCL	864,710	11,268
	Pruksa Holding PCL	61,400	25,233
	Quality Houses PCL	1,784,300	139,501
	Rojana Industrial Park PCL	217,500	30,957

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha Pathana Inter-Holding PCL	13,500	$28,642
	Saha Pathanapibul PCL	16,100	34,024
	Saha-Union PCL	21,500	24,064
	Samart Corp. PCL	89,100	19,201
	Sansiri PCL	1,986,600	55,755
	SC Asset Corp. PCL	297,500	27,036
	Siam City Cement PCL	12,989	59,021
	Siam Future Development PCL	205,140	31,940
	Siamgas & Petrochemicals PCL	137,400	48,662
	Singha Estate PCL	555,700	30,078
	Sino-Thai Engineering & Construction PCL	131,600	51,884
	Somboon Advance Technology PCL	53,100	28,918
	SPCG PCL	74,000	48,212
	Sri Trang Agro-Industry PCL	111,500	111,761
	Star Petroleum Refining PCL	215,300	64,022
	STP & I PCL	174,900	20,803
	Supalai PCL	300,700	200,935
*	Super Energy Corp. PCL	2,236,200	73,220
	Thai Oil PCL	166,200	302,636
	Thai Rayon PCL	1,800	1,699
	Thai Reinsurance P.C.L.	381,800	19,390
	Thai Stanley Electric PCL	4,800	28,707
	Thai Union Group PCL, Class F	623,500	287,481
	Thaicom PCL	118,200	37,912
	Thanachart Capital PCL	55,100	59,371
	Thitikorn PCL	28,100	7,464
	Thoresen Thai Agencies PCL	239,200	45,155
	Tisco Financial Group PCL	33,500	103,253
	TKS Technologies PCL	47,500	10,554
	TMB Bank PCL	3,975,313	146,102
*	TMT Steel PCL	57,900	13,348
	TPI Polene PCL	1,283,800	70,345
	TPI Polene Power PCL	430,300	62,683
	True Corp. PCL	2,354,500	251,734
*	U City PCL, Class F	1,041,600	46,982
	Unique Engineering & Construction PCL	70,300	10,664
	Univanich Palm Oil PCL	72,000	12,870
	Vinythai PCL	48,600	50,337
	WHA Corp. PCL	1,213,300	122,425
	Workpoint Entertainment PCL	22,300	12,815
TOTAL THAILAND			5,719,394
TURKEY — (1.1%)
	Aksa Akrilik Kimya Sanayii A.S.	22,276	44,423
*	Aksa Enerji Uretim A.S.	34,262	46,185
	Alarko Holding A.S.	45,997	61,911
*	Albaraka Turk Katilim Bankasi A.S.	217,318	62,217
	Anadolu Anonim Turk Sigorta Sirketi	23,246	26,687
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,190	125,824
	Aygaz A.S.	6,212	15,395
*	Bera Holding A.S.	69,189	193,388
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	30,129
*	Coca-Cola Icecek A.S.	14,655	147,805
#	Dogan Sirketler Grubu Holding A.S.	222,832	118,066
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	24,499
#*	Global Yatirim Holding A.S.	33,214	24,744
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	32,123
	GSD Holding A.S.	115,760	36,493
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	74,160	57,995

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	144,418	$131,483
	Kordsa Teknik Tekstil A.S.	8,668	25,243
*	Koza Altin Isletmeleri A.S.	2,400	37,661
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	15,219	31,996
*	NET Holding A.S.	83,578	44,338
	Nuh Cimento Sanayi A.S.	3,813	25,702
*	Pegasus Hava Tasimaciligi A.S.	3,703	35,530
*	Petkim Petrokimya Holding A.S.	54,472	37,239
	Polisan Holding A.S.	69,604	37,495
*	Sekerbank Turk A.S.	86,759	17,230
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	26,314	45,766
#	TAV Havalimanlari Holding A.S.	35,534	103,342
	Tekfen Holding A.S.	23,551	57,833
*	Turk Hava Yollari AO	32,054	52,881
*	Turkiye Halk Bankasi A.S.	131,320	94,228
*	Turkiye Sinai Kalkinma Bankasi A.S.	279,313	68,986
	Turkiye Sise ve Cam Fabrikalari A.S.	308,033	303,427
*	Ulker Biskuvi Sanayi A.S.	8,760	27,002
*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	54,130
TOTAL TURKEY			2,279,396
UNITED ARAB EMIRATES — (0.7%)
*	Ajman Bank PJSC	119,010	24,959
	Aldar Properties PJSC	500,355	475,623
	Amanat Holdings PJSC	74,365	16,308
*	Bank of Sharjah	60,711	10,599
*	DAMAC Properties Dubai Co. PJSC	192,582	71,768
	Dana Gas PJSC	337,323	62,389
*	Deyaar Development PJSC	187,398	14,903
	Dubai Financial Market PJSC	268,997	89,806
	Dubai Investments PJSC	199,307	89,530
*	DXB Entertainments PJSC	374,808	8,421
*	Emaar Properties PJSC	411,908	425,069
*	Eshraq Investments PJSC	192,639	16,467
*	Manazel Real Estate PJSC	121,221	12,039
	National Bank of Ras Al-Khaimah PSC (The)	45,427	48,445
	RAK Properties PJSC	104,915	16,511
	Ras Al Khaimah Ceramics	55,920	25,407
TOTAL UNITED ARAB EMIRATES			1,408,244
TOTAL COMMON STOCKS			203,023,328
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	15,036	41,524
	Banco do Estado do Rio Grande do Sul SA, Class B	31,600	77,796
	Banco Pan SA	5,500	9,439
*	Braskem SA, Class A	7,000	30,987
	Cia Ferro Ligas da Bahia - FERBASA	9,800	38,097
	Eucatex SA Industria e Comercio	6,900	8,916
	Gerdau SA	158,000	671,400
	Marcopolo SA	102,594	54,565
	Randon SA Implementos e Participacoes	40,000	101,693
	Unipar Carbocloro SA	11,493	105,028
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	81,000	195,416
TOTAL BRAZIL			1,334,861

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	1,964	$11,281
TOTAL PREFERRED STOCKS			1,346,142
RIGHTS/WARRANTS — (0.1%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	359	200
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	21,691	6,169
MALAYSIA — (0.0%)
*	Scientex BHD Warrants 01/14/26	4,820	1,073
SOUTH KOREA — (0.1%)
*	Hanwha Solutions Corp. Rights 02/25/21	2,708	11,862
*	Korean Air Lines Co., Ltd. Rights 03/05/21	10,079	86,500
TOTAL SOUTH KOREA			98,362
TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 10/28/20	6,242	0
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/23	5,516	1,686
TOTAL RIGHTS/WARRANTS			107,490
TOTAL INVESTMENT SECURITIES (Cost $171,886,895)			204,476,960

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	209,953	2,429,366
TOTAL INVESTMENTS — (100.0%)
(Cost $174,316,116)^^			$206,906,326
As of January 31, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	9	03/19/21	$1,712,703	$1,667,340	$(45,363)
Total Futures Contracts			$1,712,703	$1,667,340	$(45,363)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,090,695	—	—	$6,090,695
Chile	6,048	$980,169	—	986,217
China	4,662,268	50,460,833	—	55,123,101

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$380,298	—	—	$380,298
Greece	—	$533,292	—	533,292
Hong Kong	117,767	361,767	—	479,534
India	—	29,708,758	—	29,708,758
Indonesia	—	3,651,005	—	3,651,005
Malaysia	—	4,494,789	—	4,494,789
Mexico	4,777,851	—	—	4,777,851
Philippines	—	1,644,242	—	1,644,242
Poland	—	1,764,686	—	1,764,686
Qatar	—	1,615,044	—	1,615,044
Russia	1,081,521	165,325	—	1,246,846
Saudi Arabia	11,736	5,711,319	—	5,723,055
South Africa	259,809	7,457,825	—	7,717,634
South Korea	231,668	33,443,637	—	33,675,305
Taiwan	235,620	33,768,322	—	34,003,942
Thailand	5,719,394	—	—	5,719,394
Turkey	—	2,279,396	—	2,279,396
United Arab Emirates	—	1,408,244	—	1,408,244
Preferred Stocks
Brazil	1,334,861	—	—	1,334,861
Colombia	11,281	—	—	11,281
Rights/Warrants
Brazil	—	200	—	200
India	—	6,169	—	6,169
Malaysia	—	1,073	—	1,073
South Korea	—	98,362	—	98,362
Thailand	—	1,686	—	1,686
Securities Lending Collateral	—	2,429,366	—	2,429,366
Futures Contracts**	(45,363)	—	—	(45,363)
TOTAL	$24,875,454	$181,985,509	—	$206,860,963
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (6.9%)
	Federal Farm Credit Bank
	2.630%, 08/03/26		1,000	$1,113,162
	Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,370,435
	3.250%, 06/09/28		4,400	5,162,109
#	3.250%, 11/16/28		1,500	1,769,349
	2.125%, 12/14/29		500	543,215
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,252,751
	6.750%, 03/15/31		1,200	1,826,787
	6.250%, 07/15/32		1,900	2,902,050
	Federal National Mortgage Association
	6.250%, 05/15/29		2,900	4,095,262
	7.125%, 01/15/30		650	980,788
#	0.875%, 08/05/30		15,300	14,864,765
	6.625%, 11/15/30		5,000	7,487,857
	TOTAL AGENCY OBLIGATIONS			47,368,530
BONDS — (89.8%)
AUSTRALIA — (5.5%)
	Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	381,940
	Australian Government
	2.750%, 06/21/35	AUD	1,700	1,514,544
	National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,800	2,412,439
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,753,891
Ω	1.750%, 07/20/34	AUD	10,000	7,605,597
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,958,711
	Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	115	153,507
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	2,500	1,918,584
	2.250%, 11/20/34	AUD	17,900	14,403,096
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,959,231
	Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	1,027,305
	TOTAL AUSTRALIA			38,088,845
			Face Amount^	Value†
			(000)

AUSTRIA — (0.3%)
Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	$2,094,319
BELGIUM — (1.2%)
Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	1,450	2,163,734
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,642,900
Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,967,052
Ω	1.000%, 06/22/31	EUR	500	687,750
	1.250%, 04/22/33	EUR	600	855,698
TOTAL BELGIUM				8,317,134
CANADA — (13.7%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	1,041,539
Bank of Montreal
	1.900%, 08/27/21		2,000	2,020,028
Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	3,000	2,559,155
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	3,390,809
CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	2,127,757
	1.500%, 03/04/33	EUR	1,850	2,637,630
Fairfax Financial Holdings, Ltd.
	4.625%, 04/29/30		600	668,549
Nova Scotia, Province of Canada
	2.000%, 09/01/30	CAD	2,800	2,299,383
Province of Alberta Canada
	3.300%, 03/15/28		4,500	5,154,857
	2.050%, 06/01/30	CAD	3,200	2,619,558
	3.500%, 06/01/31	CAD	3,300	3,049,523
	3.900%, 12/01/33	CAD	5,700	5,495,803
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	3,800	3,191,465
	6.350%, 06/18/31	CAD	1,500	1,725,067
Province of Manitoba Canada
	3.250%, 09/05/29	CAD	800	720,892
	2.050%, 06/02/30	CAD	10,000	8,221,857
	6.300%, 03/05/31	CAD	3,000	3,372,739
Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	2,069,169
	6.500%, 03/08/29	CAD	1,500	1,641,032
	2.000%, 10/02/29		500	528,042

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	1.350%, 12/02/30	CAD	1,500	$1,159,191
	6.200%, 06/02/31	CAD	1,500	1,698,499
	5.850%, 03/08/33	CAD	1,800	2,045,659
	5.600%, 06/02/35	CAD	6,500	7,495,370
Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,462,346
	0.000%, 10/15/29	EUR	1,000	1,221,341
	1.350%, 05/28/30		5,000	5,007,550
	1.900%, 09/01/30	CAD	7,500	6,133,372
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	2,800	2,331,045
	6.400%, 09/05/31	CAD	6,500	7,444,540
Thomson Reuters Corp.
	3.350%, 05/15/26		500	556,786
TOTAL CANADA				94,090,553
DENMARK — (0.2%)
Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,135,590
FINLAND — (0.4%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	855,043
Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	1,123,721
Nordea Bank Abp
	0.875%, 06/26/23	EUR	800	996,029
TOTAL FINLAND				2,974,793
FRANCE — (4.7%)
Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	836,040
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	3,982,880
BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	2,357,523
BPCE SA
	0.875%, 01/31/24	EUR	700	871,432
French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	5,577,570
Orange SA
	8.125%, 01/28/33	EUR	500	1,144,343
Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	786,035
Sanofi
	3.625%, 06/19/28		2,000	2,300,643
SNCF Reseau
	5.250%, 12/07/28	GBP	1,000	1,838,799
	5.000%, 10/10/33	EUR	3,000	5,843,896
Societe Generale S.A.
Ω	3.000%, 01/22/30		1,600	1,690,873
Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,156,475
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Ω	4.750%, 09/14/28		700	$826,107
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,787,008
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	698,954
	TOTAL FRANCE			32,698,578
GERMANY — (3.8%)
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,884,121
	BMW US Capital LLC
	1.000%, 04/20/27	EUR	900	1,158,766
Daimler AG
	1.375%, 05/11/28	EUR	900	1,176,665
	1.125%, 08/08/34	EUR	500	635,208
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	1,331,419
	2.750%, 03/19/29	EUR	107	160,003
	Deutsche Telekom International Finance B.V.
	2.000%, 12/01/29	EUR	500	704,456
	Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	1,049,674
	Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	3,328,362
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	248,000	2,641,473
	0.750%, 09/30/30		2,600	2,499,240
	5.750%, 06/07/32	GBP	1,000	2,133,187
	Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)	0.371%, 09/27/21		1,000	1,000,642
	Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	849,764
	NRW Bank
	0.750%, 06/30/28	EUR	1,000	1,310,490
	Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	1,041,657
	State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	3,325,520
	TOTAL GERMANY			26,230,647
IRELAND — (0.6%)
Ireland Government Bond
	1.000%, 05/15/26	EUR	400	525,984
	0.900%, 05/15/28	EUR	700	933,207

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

IRELAND — (Continued)
	Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		2,500	$2,635,792
	TOTAL IRELAND			4,094,983
ITALY — (0.4%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,655,045
	1.750%, 07/04/29	EUR	800	1,047,791
	TOTAL ITALY			2,702,836
JAPAN — (3.4%)
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	500	431,367
Japan Government Twenty Year Bond
	1.500%, 03/20/34	JPY	345,000	3,849,132
	1.400%, 09/20/34	JPY	150,000	1,658,471
	1.200%, 09/20/35	JPY	50,000	541,639
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,145,868
	3.741%, 03/07/29		1,000	1,155,613
	2.048%, 07/17/30		1,500	1,527,368
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	658,164
	0.402%, 09/06/29	EUR	2,252	2,743,763
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,752,177
	2.679%, 07/16/30		1,000	1,044,487
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,132,738
	3.446%, 01/11/27		600	675,707
	2.750%, 01/15/30		2,000	2,148,689
	Toyota Credit Canada, Inc.
	2.700%, 01/25/23	CAD	4,000	3,263,500
	TOTAL JAPAN			23,728,683
LUXEMBOURG — (0.8%)
European Investment Bank
	0.750%, 09/23/30		6,000	5,770,487
NETHERLANDS — (2.4%)
	ABN AMRO Bank NV
	1.000%, 04/16/25	EUR	800	1,019,100
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,928,214
BNG Bank NV
	5.200%, 12/07/28	GBP	1,500	2,786,914
	3.300%, 04/26/29	AUD	3,000	2,662,662
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	791,410
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,312,005
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
ING Groep NV
3.950%, 03/29/27		1,500	$1,718,511
1.375%, 01/11/28	EUR	900	1,182,821
Koninklijke KPN NV
5.000%, 11/18/26	GBP	500	786,740
Koninklijke Philips NV
1.375%, 05/02/28	EUR	800	1,063,341
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	1,000	1,330,512
TOTAL NETHERLANDS			16,582,230
NEW ZEALAND — (0.5%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	3,500	3,126,244
NORWAY — (2.3%)
Kommunalbanken A.S.
0.625%, 04/20/26	EUR	1,700	2,170,489
1.125%, 06/14/30		13,500	13,326,660
TOTAL NORWAY			15,497,149
SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
2.375%, 01/23/23		320	332,638
SPAIN — (0.6%)
Banco Santander SA
1.375%, 12/14/22	EUR	800	1,000,353
3.490%, 05/28/30		400	442,323
Santander Holdings USA, Inc.
4.500%, 07/17/25		950	1,071,396
Santander UK Group Holdings P.L.C.
3.625%, 01/14/26	GBP	400	609,236
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	994,665
TOTAL SPAIN			4,117,973
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.2%)
African Development Bank
0.500%, 03/21/29	EUR	1,000	1,283,523
Asian Development Bank
2.350%, 06/21/27	JPY	1,000,000	11,105,214
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	800	1,051,392
European Bank for Reconstruction & Development
5.625%, 12/07/28	GBP	800	1,525,692
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	2,199,495

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
2.150%, 01/18/27	JPY	567,500	$6,164,928
5.625%, 06/07/32	GBP	2,000	4,215,733
European Stability Mechanism
1.200%, 05/23/33	EUR	600	849,835
European Union
1.250%, 04/04/33	EUR	500	718,038
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	4,685,596
1.200%, 08/08/34	EUR	1,300	1,833,614
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			35,633,060
SWEDEN — (0.2%)
Swedbank AB
0.400%, 08/29/23	EUR	1,000	1,233,651
SWITZERLAND — (0.3%)
Credit Suisse AG
1.500%, 04/10/26	EUR	800	1,048,406
UBS Group AG
1.250%, 09/01/26	EUR	800	1,026,940
TOTAL SWITZERLAND			2,075,346
UNITED KINGDOM — (5.8%)
AstraZeneca P.L.C.
5.750%, 11/13/31	GBP	500	1,018,693
Barclays P.L.C.
4.375%, 01/12/26		1,000	1,140,520
3.250%, 01/17/33	GBP	1,800	2,820,200
British Telecommunications P.L.C.
3.125%, 11/21/31	GBP	1,200	1,864,477
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	1,700	2,193,166
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	300	389,284
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	500	665,086
GlaxoSmithKline Capital P.L.C.
1.000%, 09/12/26	EUR	800	1,024,104
5.250%, 12/19/33	GBP	600	1,218,778
HSBC Holdings P.L.C.
4.300%, 03/08/26		2,000	2,302,407
4.950%, 03/31/30		1,500	1,846,781
Lloyds Banking Group P.L.C.
1.500%, 09/12/27	EUR	900	1,186,121
Mead Johnson Nutrition Co.
4.125%, 11/15/25		600	688,455
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Nationwide Building Society
3.250%, 01/20/28	GBP	700	$1,117,054
Natwest Group P.L.C.
4.800%, 04/05/26		700	815,878
Prudential P.L.C.
3.125%, 04/14/30		1,600	1,781,512
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	945,306
United Kingdom Gilt
4.500%, 09/07/34	GBP	800	1,663,591
0.625%, 07/31/35	GBP	9,700	13,221,272
Vodafone Group P.L.C.
1.875%, 11/20/29	EUR	600	831,041
1.625%, 11/24/30	EUR	750	1,018,044
TOTAL UNITED KINGDOM			39,751,770
UNITED STATES — (37.5%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	1,051,371
AbbVie, Inc.
4.250%, 11/14/28		600	710,550
2.125%, 06/01/29	EUR	800	1,107,450
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	1,129,351
Advance Auto Parts, Inc.
3.900%, 04/15/30		750	856,539
Aetna, Inc.
3.500%, 11/15/24		693	761,096
Alleghany Corp.
3.625%, 05/15/30		1,000	1,128,330
Alphabet, Inc.
1.100%, 08/15/30		4,000	3,874,487
American Campus Communities Operating Partnership L.P.
3.875%, 01/30/31		3,000	3,372,712
American Express Co.
3.000%, 10/30/24		1,000	1,085,193
American International Group, Inc.
1.875%, 06/21/27	EUR	800	1,063,069
American Water Capital Corp.
2.950%, 09/01/27		800	889,434
AmerisourceBergen Corp.
2.800%, 05/15/30		3,300	3,557,652
Amgen, Inc.
4.000%, 09/13/29	GBP	700	1,190,681
2.300%, 02/25/31		1,000	1,041,289
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	824,953
Anthem, Inc.
4.101%, 03/01/28		1,000	1,168,952
2.250%, 05/15/30		2,000	2,059,730

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Aon Corp.
4.500%, 12/15/28		500	$601,172
3.750%, 05/02/29		500	576,509
Aon P.L.C.
2.875%, 05/14/26	EUR	500	690,934
Apple, Inc.
1.375%, 05/24/29	EUR	1,600	2,149,839
3.050%, 07/31/29	GBP	1,300	2,140,438
1.650%, 05/11/30		4,000	4,043,813
# 1.250%, 08/20/30		4,000	3,908,030
Applied Materials, Inc.
3.300%, 04/01/27		1,000	1,132,708
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	1,125,359
AT&T, Inc.
2.750%, 06/01/31		2,000	2,090,199
5.200%, 11/18/33	GBP	500	931,262
Autodesk, Inc.
3.500%, 06/15/27		500	565,710
Avnet, Inc.
4.625%, 04/15/26		500	565,528
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		800	901,549
Bank of America Corp.
7.000%, 07/31/28	GBP	600	1,181,651
Baxter International, Inc.
2.600%, 08/15/26		1,000	1,085,951
1.300%, 05/15/29	EUR	500	655,853
Best Buy Co., Inc.
4.450%, 10/01/28		800	948,296
Biogen, Inc.
4.050%, 09/15/25		900	1,026,655
2.250%, 05/01/30		800	823,045
BlackRock, Inc.
1.250%, 05/06/25	EUR	600	774,410
3.250%, 04/30/29		1,000	1,138,482
2.400%, 04/30/30		1,500	1,611,971
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	500	663,522
3.550%, 03/15/28		1,200	1,362,694
4.625%, 04/13/30		253	307,218
Boston Properties LP
3.250%, 01/30/31		1,400	1,511,802
Bristol-Myers Squibb Co.
3.450%, 11/15/27		600	689,268
Broadcom, Inc.
4.300%, 11/15/32		1,000	1,155,036
Brown & Brown, Inc.
4.500%, 03/15/29		1,000	1,184,248
2.375%, 03/15/31		2,000	2,055,242
Brown-Forman Corp.
2.600%, 07/07/28	GBP	700	1,073,225
CA, Inc.
4.700%, 03/15/27		1,000	1,146,808
Campbell Soup Co.
4.150%, 03/15/28		600	702,221
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Capital One Financial Corp.
	3.750%, 03/09/27		600	$683,990
	3.800%, 01/31/28		700	797,909
	1.650%, 06/12/29	EUR	1,000	1,302,452
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	1,120,821
	Choice Hotels International, Inc.
	3.700%, 12/01/29		500	544,385
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	1,058,565
	0.875%, 12/15/29	EUR	1,500	1,900,510
Cigna Corp.
	3.400%, 03/01/27		1,000	1,125,164
	4.375%, 10/15/28		1,000	1,188,881
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	1,059,574
Citizens Bank N.A.
	3.700%, 03/29/23		900	960,243
	3.750%, 02/18/26		500	566,698
	Citrix Systems, Inc.
	3.300%, 03/01/30		2,300	2,476,556
	CNA Financial Corp.
	3.950%, 05/15/24		900	991,238
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,000	2,404,568
	Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	600	809,351
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	753,516
Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,125,474
	4.250%, 01/15/33		500	611,955
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,133,915
	3.150%, 08/01/29		1,000	1,099,692
	Costco Wholesale Corp.
	3.000%, 05/18/27		700	782,658
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	562,976
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,096,415
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	1,032,867
	Discover Financial Services
	4.500%, 01/30/26		800	924,536
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	1,046,410
	Dollar General Corp.
	4.150%, 11/01/25		600	688,857
	Dollar Tree, Inc.
	3.700%, 05/15/23		1,000	1,069,036
	Dover Corp.
	3.150%, 11/15/25		1,000	1,101,332
DXC Technology Co.
	2.750%, 01/15/25	GBP	500	715,259

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.750%, 04/15/27		500	$574,741
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,187,298
	Eaton Corp.
	4.000%, 11/02/32		950	1,139,534
	Eaton Vance Corp.
	3.500%, 04/06/27		477	532,982
	eBay, Inc.
	3.600%, 06/05/27		200	226,723
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	100	125,025
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	643,849
	2.000%, 10/15/29	EUR	300	418,909
	Equinix, Inc.
	2.150%, 07/15/30		1,500	1,497,827
	ERP Operating L.P.
	2.500%, 02/15/30		2,500	2,658,947
FedEx Corp.
	1.625%, 01/11/27	EUR	700	924,664
	1.300%, 08/05/31	EUR	1,000	1,312,272
	4.900%, 01/15/34		594	754,690
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,419,544
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,935,236
Flex, Ltd.
	4.875%, 06/15/29		1,000	1,174,495
	4.875%, 05/12/30		1,500	1,773,521
	FLIR Systems, Inc.
	2.500%, 08/01/30		2,000	2,096,277
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,642,641
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,097,838
	Fox Corp.
	4.709%, 01/25/29		700	839,652
	GATX Corp.
	3.500%, 03/15/28		600	671,696
	General Dynamics Corp.
	2.125%, 08/15/26		600	638,983
	General Mills, Inc.
	1.000%, 04/27/23	EUR	525	652,465
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	676,344
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	1,180,618
Goldman Sachs Group, Inc. (The)
	3.125%, 07/25/29	GBP	500	787,479
	3.000%, 02/12/31	EUR	1,000	1,513,345
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	1,088,656
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	2,095,828
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	$1,037,852
	Healthcare Trust of America Holdings L.P.
	2.000%, 03/15/31		1,000	994,764
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		900	1,047,595
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	1,124,990
	HP, Inc.
	3.400%, 06/17/30		3,000	3,266,166
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		500	509,330
	International Bank for Reconstruction & Development
	0.750%, 08/26/30		6,000	5,764,794
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	1,084,742
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,925,705
	Johnson & Johnson
	2.900%, 01/15/28		500	557,411
JPMorgan Chase & Co.
	3.625%, 05/13/24		378	416,013
	2.950%, 10/01/26		500	551,349
	3.500%, 12/18/26	GBP	400	639,661
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	2,253,273
	Kellogg Co.
	1.250%, 03/10/25	EUR	800	1,019,467
	Kemper Corp.
	2.400%, 09/30/30		1,200	1,214,064
	Kilroy Realty L.P.
	2.500%, 11/15/32		3,500	3,489,586
	Kroger Co. (The)
	7.500%, 04/01/31		600	874,051
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,144,573
	Lam Research Corp.
	4.000%, 03/15/29		800	949,115
Lear Corp.
	3.800%, 09/15/27		319	356,394
	4.250%, 05/15/29		500	570,712
	Legg Mason, Inc.
	4.750%, 03/15/26		900	1,062,915
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	581,510
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,508,164
Lincoln National Corp.
	3.050%, 01/15/30		1,000	1,095,156

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.400%, 01/15/31		2,000	$2,271,684
	Loews Corp.
	3.750%, 04/01/26		600	679,785
	Markel Corp.
	3.500%, 11/01/27		800	893,817
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,416,129
	Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		1,000	1,037,823
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	1,085,443
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,834,303
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	807,502
	MetLife, Inc.
	6.500%, 12/15/32		500	744,924
Micron Technology, Inc.
	5.327%, 02/06/29		950	1,173,512
	4.663%, 02/15/30		800	964,817
	Microsoft Corp.
	2.400%, 08/08/26		500	542,024
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	800	1,003,501
	3.000%, 07/15/26		1,500	1,643,477
Morgan Stanley
	1.375%, 10/27/26	EUR	800	1,036,857
	3.625%, 01/20/27		1,000	1,136,135
Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,187,815
	2.300%, 11/15/30		1,000	1,002,595
	NVIDIA Corp.
	3.200%, 09/16/26		600	673,543
	Oracle Corp.
	3.400%, 07/08/24		2,000	2,179,619
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		600	683,121
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	1,160,083
	Pfizer, Inc.
	3.450%, 03/15/29		600	689,954
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	1,038,536
	2.800%, 08/15/29		500	549,627
	2.550%, 06/15/30		500	534,280
Principal Financial Group, Inc.
	3.100%, 11/15/26		800	887,067
	3.700%, 05/15/29		1,000	1,157,636
	Procter & Gamble Co. (The)
	1.200%, 10/30/28	EUR	1,000	1,326,543
	Progressive Corp. (The)
	6.250%, 12/01/32		500	715,731
	Prudential Financial, Inc.
	3.878%, 03/27/28		600	706,209
	QUALCOMM, Inc.
	1.650%, 05/20/32		1,133	1,116,191
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	$1,195,454
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,519,818
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,175,857
Ryder System, Inc.
3.350%, 09/01/25		2,000	2,211,775
salesforce.com, Inc.
3.700%, 04/11/28		1,000	1,166,090
Simon Property Group L.P.
2.650%, 07/15/30		2,970	3,080,147
Sky, Ltd.
4.000%, 11/26/29	GBP	600	1,021,840
Starbucks Corp.
4.000%, 11/15/28		500	587,356
Stryker Corp.
3.650%, 03/07/28		1,000	1,142,046
Sysco Corp.
3.300%, 07/15/26		1,000	1,107,072
3.250%, 07/15/27		1,500	1,675,973
TD Ameritrade Holding Corp.
2.750%, 10/01/29		1,500	1,634,096
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	1,183,819
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	836,567
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	1,049,070
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	1,180,684
US Bancorp
0.850%, 06/07/24	EUR	500	627,211
Utah Acquisition Sub Inc
2.250%, 11/22/24	EUR	800	1,044,486
Ventas Realty LP
4.125%, 01/15/26		2,000	2,286,374
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	800	1,183,162
VF Corp.
0.625%, 09/20/23	EUR	700	866,293
2.800%, 04/23/27		2,900	3,176,195
ViacomCBS, Inc.
4.000%, 01/15/26		600	682,079
4.950%, 01/15/31		800	988,457
4.200%, 05/19/32		500	592,366
VMware, Inc.
4.650%, 05/15/27		1,000	1,160,194
3.900%, 08/21/27		1,400	1,571,258
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	1,047,916
# 3.200%, 04/15/30		2,270	2,472,193
Walmart, Inc.
5.750%, 12/19/30	GBP	1,000	2,014,791
5.625%, 03/27/34	GBP	1,600	3,431,452

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walt Disney Co. (The)
6.200%, 12/15/34		400	$590,998
Wells Fargo & Co.
3.000%, 10/23/26		600	659,800
1.000%, 02/02/27	EUR	900	1,137,759
Welltower, Inc.
3.100%, 01/15/30		2,000	2,161,671
2.750%, 01/15/31		900	949,014
Whirlpool Corp.
4.750%, 02/26/29		500	604,635
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	836,711
TOTAL UNITED STATES			258,183,683
TOTAL BONDS			618,461,192
U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Notes
(r) 0.300%, 07/31/21		800	800,791
	Face Amount^	Value†
	(000)

1.500%, 01/31/27	1,000	$1,053,242
0.625%, 11/30/27	12,000	11,906,250
0.625%, 12/31/27	2,000	1,982,813
TOTAL U.S. TREASURY OBLIGATIONS		15,743,096
TOTAL INVESTMENT SECURITIES (Cost $629,728,842)		681,572,818

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	580,197	6,713,462
TOTAL INVESTMENTS — (100.0%)
(Cost $636,442,236)^^			$688,286,280

As of January 31, 2021, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	510,827	JPY	52,884,405	Citibank, N.A.	02/01/21	$5,940
USD	3,088,022	JPY	317,640,760	Mellon Bank	02/01/21	55,508
USD	22,756,482	JPY	2,359,805,712	State Street Bank and Trust	02/01/21	227,428
USD	209,323,196	EUR	203,799,905	State Street Bank and Trust	02/18/21	838,442
USD	26,192,870	JPY	2,731,649,204	Mellon Bank	03/29/21	98,890
USD	37,747,864	AUD	48,488,996	State Street Bank and Trust	04/20/21	674,047
Total Appreciation						$1,900,255
JPY	2,730,330,877	USD	26,165,878	Mellon Bank	02/01/21	$(99,423)
USD	3,172,363	NZD	4,430,906	Citibank, N.A.	02/12/21	(11,649)
USD	68,294,682	GBP	50,143,067	Citibank, N.A.	02/22/21	(415,512)
Total (Depreciation)						$(526,584)
Total Appreciation (Depreciation)						$1,373,671

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$38,088,845	—	$38,088,845
Austria	—	2,094,319	—	2,094,319
Belgium	—	8,317,134	—	8,317,134
Canada	—	94,090,553	—	94,090,553
Denmark	—	1,135,590	—	1,135,590
Finland	—	2,974,793	—	2,974,793
France	—	32,698,578	—	32,698,578
Germany	—	26,230,647	—	26,230,647
Ireland	—	4,094,983	—	4,094,983
Italy	—	2,702,836	—	2,702,836
Japan	—	23,728,683	—	23,728,683
Luxembourg	—	5,770,487	—	5,770,487
Netherlands	—	16,582,230	—	16,582,230
New Zealand	—	3,126,244	—	3,126,244
Norway	—	15,497,149	—	15,497,149
Singapore	—	332,638	—	332,638
Spain	—	4,117,973	—	4,117,973
Supranational Organization Obligations	—	35,633,060	—	35,633,060
Sweden	—	1,233,651	—	1,233,651
Switzerland	—	2,075,346	—	2,075,346
United Kingdom	—	39,751,770	—	39,751,770
United States	—	258,183,683	—	258,183,683
Agency Obligations	—	47,368,530	—	47,368,530
U.S. Treasury Obligations	—	15,743,096	—	15,743,096
Securities Lending Collateral	—	6,713,462	—	6,713,462
Forward Currency Contracts**	—	1,373,671	—	1,373,671
TOTAL	—	$689,659,951	—	$689,659,951
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$232,342
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	201,672
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	554,914
5.000%, 04/01/29	100	133,568
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	265,391
5.000%, 12/01/23	400	453,956
5.000%, 12/01/26	200	248,664
City of Cottage Grove (GO)
5.000%, 09/01/26	500	622,315
4.000%, 06/01/29	100	124,541
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	158,727
5.000%, 08/01/24	125	145,625
City of Lake Oswego (GO)
5.000%, 12/01/26	250	316,985
City of Medford (GO) Series A
5.000%, 06/01/24	470	544,984
City of Newberg (GO)
4.000%, 12/01/25	100	117,210
City of Portland (GO)
5.000%, 06/15/23	100	111,527
5.000%, 02/01/24	500	572,640
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,255,846
City of Portland (GO) Series B
5.000%, 06/15/23	500	557,635
City of Portland (GO) Series C
5.000%, 06/15/25	100	120,942
City of Portland (GO) Series A
5.000%, 03/01/26	100	122,973
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series B
5.000%, 06/15/26	100	$125,325
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	618,802
5.000%, 06/15/23	140	156,138
5.000%, 10/01/23	225	254,108
5.000%, 06/15/27	700	871,773
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	300,654
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	144,058
5.000%, 04/01/25	400	479,404
City of Redmond (GO) Series B
5.000%, 06/01/30	80	104,632
City of Salem (GO)
5.000%, 06/01/23	145	161,443
5.000%, 06/01/25	375	452,857
5.000%, 06/01/26	150	187,308
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	720,258
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	167,733
4.000%, 04/01/26	250	296,313
4.000%, 04/01/27	265	320,494
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	127,730
Clackamas County (GO)
5.000%, 06/01/23	500	556,700
5.000%, 06/01/24	100	115,918
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	200	249,440
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	695,508

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	$260,918
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	55,700
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	113,672
5.000%, 12/01/26	230	291,171
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	670,820
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	88,305
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	600	668,250
County of Clackamas (GO)
5.000%, 06/01/21	750	762,165
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	642,926
Jackson County (GO)
4.000%, 06/01/23	135	146,970
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	287,706
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	380	475,775
Metro (GO)
5.000%, 06/01/26	540	673,655
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	184,476
5.000%, 11/01/23	785	889,217
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	$642,175
Multnomah County (GO)
5.000%, 06/01/24	650	754,175
5.000%, 06/01/29	250	319,632
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	222,902
5.000%, 06/15/24	155	179,952
5.000%, 06/15/25	800	965,592
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	357,017
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	207,981
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	600	724,194
Oregon State (GO)
5.000%, 05/01/22	165	175,075
Oregon State (GO) Series A
Oregon State (GO) Series A
5.000%, 05/01/24	550	635,998
5.000%, 05/01/27	395	507,828
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	239,432
Oregon State (GO) Series D
5.000%, 06/01/22	160	170,422
Oregon State (GO) Series F
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	1,200	1,330,800
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	498,480
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	100	102,464

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series H
5.000%, 05/01/23	175	$194,061
5.000%, 05/01/24	150	173,454
5.000%, 06/01/25	215	259,329
5.000%, 06/01/29	365	450,552
Oregon State (GO) Series P
5.000%, 08/01/23	100	112,086
Oregon State (GO)
5.000%, 05/01/24	400	462,544
Oregon State (GO)
5.000%, 06/01/24	850	986,229
5.000%, 06/01/28	150	198,438
Oregon State (GO) Series A
5.000%, 05/01/29	100	135,237
Oregon State (GO) Series K
5.000%, 11/01/26	340	430,029
Oregon State (GO) Series N
5.000%, 08/01/23	250	280,215
Oregon State Series H
5.000%, 08/01/23	105	117,690
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	141,709
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	141,826
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	250	283,698
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	520	637,213
Oregon State Lottery (RB) Series A
¤ 5.250%, 04/01/27 (Pre-refunded @ $100, 4/1/21)	1,000	1,008,340
Portland Community College District (GO)
Portland Community College District (GO)
5.000%, 06/15/23	620	690,810
5.000%, 06/15/25	400	482,604
5.000%, 06/15/26	325	405,730
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	814,063
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	780,970
5.000%, 09/01/23	325	365,570
5.000%, 09/01/29	395	494,591
	Face Amount	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	$807,900
5.000%, 09/01/24	435	509,790
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	233,642
5.000%, 06/01/22	200	213,000
4.000%, 06/01/26	110	131,160
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	178,930
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	406,644
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	200	232,368
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	315,966
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	232,196
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	416,077
Washington County (GO)
5.000%, 03/01/25	510	608,818
5.000%, 03/01/26	380	469,669
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	350,105

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 10/01/24	225	$264,647
TOTAL MUNICIPAL BONDS Cost ($42,764,906)		43,632,798
TOTAL INVESTMENTS — (100.0%)
(Cost $42,764,906)^^		$43,632,798
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$43,632,798	—	$43,632,798
TOTAL	—	$43,632,798	—	$43,632,798

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2021, the Fund consisted of one hundred and six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2021, the DFA Commodity Strategy Portfolio held $261,643,530 in the Subsidiary, representing 21.82% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$399,902
U.S. Large Cap Value Portfolio	14,189,072
U.S. Targeted Value Portfolio	8,764,788
U.S. Small Cap Value Portfolio	9,944,923
U.S. Core Equity 1 Portfolio	14,337,841
U.S. Core Equity 2 Portfolio	15,395,435
U.S. Vector Equity Portfolio	2,509,703
U.S. Small Cap Portfolio	10,917,407
U.S. Micro Cap Portfolio	4,372,388
DFA Real Estate Securities Portfolio	6,413,915
Large Cap International Portfolio	4,027,115
International Core Equity Portfolio	24,997,029
International Small Company Portfolio	9,718,542
Global Small Company Portfolio	44,922
Japanese Small Company Portfolio	427,105
Asia Pacific Small Company Portfolio	400,262
United Kingdom Small Company Portfolio	23,054
Continental Small Company Portfolio	523,070
DFA International Real Estate Securities Portfolio	5,928,498
DFA Global Real Estate Securities Portfolio	7,894,490
DFA International Small Cap Value Portfolio	10,746,029
International Vector Equity Portfolio	2,725,248
World ex U.S. Value Portfolio	238,129
World ex U.S. Targeted Value Portfolio	595,126
World ex U.S. Core Equity Portfolio	3,152,645
Selectively Hedged Global Equity Portfolio	212,295
Emerging Markets Portfolio	3,615,186
Emerging Markets Small Cap Portfolio	4,493,116

Federal Tax Cost
Emerging Markets Value Portfolio	$12,191,785
Emerging Markets Core Equity Portfolio	20,259,831
U.S. Large Cap Equity Portfolio	1,167,350
DFA Commodity Strategy Portfolio	2,296,601
DFA One-Year Fixed Income Portfolio	6,705,566
DFA Two-Year Global Fixed Income Portfolio	5,388,181
DFA Selectively Hedged Global Fixed Income Portfolio	1,127,795
DFA Short-Term Government Portfolio	2,140,297
DFA Five-Year Global Fixed Income Portfolio	12,797,168
DFA World ex U.S. Government Fixed Income Portfolio	1,744,018
DFA Intermediate Government Fixed Income Portfolio	5,663,911
DFA Short-Term Extended Quality Portfolio	6,408,895
DFA Intermediate-Term Extended Quality Portfolio	2,131,034
DFA Targeted Credit Portfolio	818,176
DFA Investment Grade Portfolio	11,726,486
DFA Inflation-Protected Securities Portfolio	5,557,186
DFA Short-Term Municipal Bond Portfolio	2,441,514
DFA Intermediate-Term Municipal Bond Portfolio	2,003,158
DFA Selective State Municipal Bond Portfolio	112,466
DFA California Short-Term Municipal Bond Portfolio	1,000,333
DFA California Intermediate-Term Municipal Bond Portfolio	567,721
DFA NY Municipal Bond Portfolio	101,214
Dimensional Retirement Income Fund	35,661
Dimensional 2045 Target Date Retirement Income Fund	54,386
Dimensional 2050 Target Date Retirement Income Fund	40,907
Dimensional 2055 Target Date Retirement Income Fund	22,924
Dimensional 2060 Target Date Retirement Income Fund	21,746
Dimensional 2065 Target Date Retirement Income Fund	1,185
Dimensional 2010 Target Date Retirement Income Fund	16,950
Dimensional 2015 Target Date Retirement Income Fund	33,313
Dimensional 2020 Target Date Retirement Income Fund	107,831
Dimensional 2025 Target Date Retirement Income Fund	131,455
Dimensional 2030 Target Date Retirement Income Fund	125,350
Dimensional 2035 Target Date Retirement Income Fund	102,793
Dimensional 2040 Target Date Retirement Income Fund	79,327
DFA Short-Duration Real Return Portfolio	1,386,366
DFA Municipal Real Return Portfolio	831,267
DFA Municipal Bond Portfolio	529,111
World Core Equity Portfolio	649,959
DFA LTIP Portfolio	267,344
U.S. Social Core Equity 2 Portfolio	876,934
U.S. Sustainability Core 1 Portfolio	2,574,217
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	2,147,780
International Social Core Equity Portfolio	1,263,866
Global Social Core Equity Portfolio	78,689
Emerging Markets Social Core Equity Portfolio	1,192,066
Tax-Managed U.S. Marketwide Value Portfolio	2,320,928

Federal Tax Cost
Tax-Managed U.S. Equity Portfolio	$1,678,414
Tax-Managed U.S. Targeted Value Portfolio	3,008,904
Tax-Managed U.S. Small Cap Portfolio	1,901,963
T.A. U.S. Core Equity 2 Portfolio	5,258,386
Tax-Managed DFA International Value Portfolio	2,599,084
T.A. World ex U.S. Core Equity Portfolio	2,996,184
VA U.S. Targeted Value Portfolio	387,917
VA U.S. Large Value Portfolio	402,071
VA International Value Portfolio	360,830
VA International Small Portfolio	262,691
VA Short-Term Fixed Portfolio	346,528
VA Global Bond Portfolio	403,232
VIT Inflation-Protected Securities Portfolio	208,279
VA Global Moderate Allocation Portfolio	125,857
U.S. Large Cap Growth Portfolio	1,372,822
U.S. Small Cap Growth Portfolio	641,362
International Large Cap Growth Portfolio	471,978
International Small Cap Growth Portfolio	191,836
DFA Social Fixed Income Portfolio	417,268
DFA Diversified Fixed Income Portfolio	1,755,395
U.S. High Relative Profitability Portfolio	3,812,101
International High Relative Profitability Portfolio	1,566,352
VA Equity Allocation Portfolio	78,541
DFA MN Municipal Bond Portfolio	36,526
DFA California Municipal Real Return Portfolio	160,295
DFA Global Core Plus Fixed Income Portfolio	2,415,963
Emerging Markets Sustainability Core 1 Portfolio	657,286
Emerging Markets Targeted Value Portfolio	175,688
DFA Global Sustainability Fixed Income Portfolio	642,738
DFA Oregon Municipal Bond Portfolio	42,765
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
As described in a November 2, 2020 Supplement to the Portfolios’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Portfolios’ Prospectuses for additional information regarding fees and expenses of the Portfolios.
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolios.